UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22321
NEW YORK LIFE INVESTMENTS FUNDS TRUST
(Exact name of registrant as specified in charter)

51 Madison Avenue New York, NY 10010
(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.
30 Hudson Street
Jersey City, New Jersey 07302
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 576-7000
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2025
Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.  Not applicable.  Notices do not incorporate disclosures from the shareholder reports.

NYLI Fiera SMID Growth Fund
Class A/APSRX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Fiera SMID Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$119	1.15%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 2500™ Growth Index was determined primarily by stock selection in the information technology, industrials and consumer discretionary sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer discretionary	Exposure to several tariff-resilient spending categories, and to domestically oriented trade-war beneficiaries	Contributed
Industrials	Exposure to BWX Technologies, which benefited from strong earnings and a positive outlook	Contributed
Information technology	Underweight exposure to AI-related companies	Detracted
Health care	Exposure to Molina Healthcare, which reported weaker-than-expected earnings and lowered guidance	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 21, 2023, the Fiera Capital Small/Mid-Cap Growth Fund (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below prior to July 21, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	2/12/2018	0.51%	8.22%	9.77%
Class A Shares - Excluding sales charges		6.36%	8.22%	9.77%
Russell 3000®Index[1]		20.81%	16.74%	14.28%
Russell 2500TM Growth Index[2]		15.78%	8.05%	9.83%
Morningstar Mid-Cap Growth Category Average[3]		14.62%	8.29%	10.38%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2500™ Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Mid-Cap Growth Category Average is representative of funds that invest primarily in U.S. firms that are projected to grow faster than other mid-cap stocks, therefore commanding relatively higher prices. Stocks in the middle 20% of the capitalization of the U.S. equity market are defined as mid-cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$347,358,504%
Total number of portfolio holdings	78%
Total advisory fees paid	$2,560,787%
Portfolio turnover rate	50%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Argenx SE, ADR	3.7%
Insmed, Inc.	3.6%
BWX Technologies, Inc.	3.5%
Curtiss-Wright Corp.	2.7%
Avidity Biosciences, Inc.	2.4%
JFrog Ltd.	2.3%
Stifel Financial Corp.	2.2%
EMCOR Group, Inc.	2.1%
Neurocrine Biosciences, Inc.	2.0%
Expedia Group, Inc.	2.0%
* Excluding short-term investments
Top Industries
Biotechnology	17.9%
Software	16.4%
Aerospace & Defense	6.2%
Semiconductors & Semiconductor Equipment	5.2%
Hotels, Restaurants & Leisure	5.1%
Specialty Retail	4.6%
Machinery	4.5%
Capital Markets	4.4%
Construction & Engineering	3.8%
Banks	3.6%
Other	28.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
6092842
PROD020-25
MSFSG11A-12/25
NYLI Fiera SMID Growth Fund

NYLI Fiera SMID Growth Fund
Class C/APSLX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Fiera SMID Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$211	2.05%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 2500™ Growth Index was determined primarily by stock selection in the information technology, industrials and consumer discretionary sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer discretionary	Exposure to several tariff-resilient spending categories, and to domestically oriented trade-war beneficiaries	Contributed
Industrials	Exposure to BWX Technologies, which benefited from strong earnings and a positive outlook	Contributed
Information technology	Underweight exposure to AI-related companies	Detracted
Health care	Exposure to Molina Healthcare, which reported weaker-than-expected earnings and lowered guidance	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Since Inception
Class C Shares - Including sales charges	7/24/2023	4.44%	5.70%
Class C Shares - Excluding sales charges		5.44%	5.70%
Russell 3000®Index[1]		20.81%	20.66%
Russell 2500TM Growth Index[2]		15.78%	12.86%
Morningstar Mid-Cap Growth Category Average[3]		14.62%	13.35%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2500™ Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Mid-Cap Growth Category Average is representative of funds that invest primarily in U.S. firms that are projected to grow faster than other mid-cap stocks, therefore commanding relatively higher prices. Stocks in the middle 20% of the capitalization of the U.S. equity market are defined as mid-cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$347,358,504%
Total number of portfolio holdings	78%
Total advisory fees paid	$2,560,787%
Portfolio turnover rate	50%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Argenx SE, ADR	3.7%
Insmed, Inc.	3.6%
BWX Technologies, Inc.	3.5%
Curtiss-Wright Corp.	2.7%
Avidity Biosciences, Inc.	2.4%
JFrog Ltd.	2.3%
Stifel Financial Corp.	2.2%
EMCOR Group, Inc.	2.1%
Neurocrine Biosciences, Inc.	2.0%
Expedia Group, Inc.	2.0%
* Excluding short-term investments
Top Industries
Biotechnology	17.9%
Software	16.4%
Aerospace & Defense	6.2%
Semiconductors & Semiconductor Equipment	5.2%
Hotels, Restaurants & Leisure	5.1%
Specialty Retail	4.6%
Machinery	4.5%
Capital Markets	4.4%
Construction & Engineering	3.8%
Banks	3.6%
Other	28.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
6092842
PROD020-25
MSFSG11C-12/25
NYLI Fiera SMID Growth Fund

NYLI Fiera SMID Growth Fund
Class I/APSGX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Fiera SMID Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$88	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 2500™ Growth Index was determined primarily by stock selection in the information technology, industrials and consumer discretionary sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer discretionary	Exposure to several tariff-resilient spending categories, and to domestically oriented trade-war beneficiaries	Contributed
Industrials	Exposure to BWX Technologies, which benefited from strong earnings and a positive outlook	Contributed
Information technology	Underweight exposure to AI-related companies	Detracted
Health care	Exposure to Molina Healthcare, which reported weaker-than-expected earnings and lowered guidance	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 21, 2023, the Fiera Capital Small/Mid-Cap Growth Fund (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below prior to July 21, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund. The historical performance presented prior to February 12, 2018 reflects the performance of APEXcm Small/Mid-Cap Growth Fund, a former series of The Ultimus Managers Trust (the "Prior Predecessor Fund"). The returns of the Prior Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Predecessor Fund or the Fund. The returns prior to February 12, 2018 are based on the previous performance and actual fees and expenses of the Prior Predecessor Fund's sole class of shares (i.e., the Prior Predecessor Fund's Institutional Class shares, which commenced operations on June 29, 2012). The Predecessor Fund's Investor Class shares commenced operations on February 12, 2018.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	6/29/2012	6.66%	8.52%	10.46%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 2500TM Growth Index[2]		15.78%	8.05%	10.65%
Morningstar Mid-Cap Growth Category Average[3]		14.62%	8.29%	10.78%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2500™ Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Mid-Cap Growth Category Average is representative of funds that invest primarily in U.S. firms that are projected to grow faster than other mid-cap stocks, therefore commanding relatively higher prices. Stocks in the middle 20% of the capitalization of the U.S. equity market are defined as mid-cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$347,358,504%
Total number of portfolio holdings	78%
Total advisory fees paid	$2,560,787%
Portfolio turnover rate	50%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Argenx SE, ADR	3.7%
Insmed, Inc.	3.6%
BWX Technologies, Inc.	3.5%
Curtiss-Wright Corp.	2.7%
Avidity Biosciences, Inc.	2.4%
JFrog Ltd.	2.3%
Stifel Financial Corp.	2.2%
EMCOR Group, Inc.	2.1%
Neurocrine Biosciences, Inc.	2.0%
Expedia Group, Inc.	2.0%
* Excluding short-term investments
Top Industries
Biotechnology	17.9%
Software	16.4%
Aerospace & Defense	6.2%
Semiconductors & Semiconductor Equipment	5.2%
Hotels, Restaurants & Leisure	5.1%
Specialty Retail	4.6%
Machinery	4.5%
Capital Markets	4.4%
Construction & Engineering	3.8%
Banks	3.6%
Other	28.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
6092842
PROD020-25
MSFSG11I-12/25
NYLI Fiera SMID Growth Fund

NYLI Fiera SMID Growth Fund
Class R6/APSDX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Fiera SMID Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$85	0.82%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 2500™ Growth Index was determined primarily by stock selection in the information technology, industrials and consumer discretionary sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer discretionary	Exposure to several tariff-resilient spending categories, and to domestically oriented trade-war beneficiaries	Contributed
Industrials	Exposure to BWX Technologies, which benefited from strong earnings and a positive outlook	Contributed
Information technology	Underweight exposure to AI-related companies	Detracted
Health care	Exposure to Molina Healthcare, which reported weaker-than-expected earnings and lowered guidance	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Since Inception
Class R6 Shares	7/24/2023	6.66%	6.95%
Russell 3000®Index[1]		20.81%	20.66%
Russell 2500TM Growth Index[2]		15.78%	12.86%
Morningstar Mid-Cap Growth Category Average[3]		14.62%	13.35%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2500™ Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Mid-Cap Growth Category Average is representative of funds that invest primarily in U.S. firms that are projected to grow faster than other mid-cap stocks, therefore commanding relatively higher prices. Stocks in the middle 20% of the capitalization of the U.S. equity market are defined as mid-cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$347,358,504%
Total number of portfolio holdings	78%
Total advisory fees paid	$2,560,787%
Portfolio turnover rate	50%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Argenx SE, ADR	3.7%
Insmed, Inc.	3.6%
BWX Technologies, Inc.	3.5%
Curtiss-Wright Corp.	2.7%
Avidity Biosciences, Inc.	2.4%
JFrog Ltd.	2.3%
Stifel Financial Corp.	2.2%
EMCOR Group, Inc.	2.1%
Neurocrine Biosciences, Inc.	2.0%
Expedia Group, Inc.	2.0%
* Excluding short-term investments
Top Industries
Biotechnology	17.9%
Software	16.4%
Aerospace & Defense	6.2%
Semiconductors & Semiconductor Equipment	5.2%
Hotels, Restaurants & Leisure	5.1%
Specialty Retail	4.6%
Machinery	4.5%
Capital Markets	4.4%
Construction & Engineering	3.8%
Banks	3.6%
Other	28.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
6092842
PROD020-25
MSFSG11R6-12/25
NYLI Fiera SMID Growth Fund

NYLI Epoch Capital Growth Fund
Class A/MECDX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Epoch Capital Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$123	1.15%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI World Index (Net) was determined by both security selection and sector allocation. Some individual security selections contributed positively to relative performance. However, sector allocation (particularly in health care) and security selection (most notably in consumer discretionary, industrials and financials) generally detracted from the Fund's performance.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Lam Research	Overweight position	Contributed
Health care	Overweight allocation	Detracted
Consumer discretionary	Security selection (including overweight positions in Deckers and Evolution AB)	Detracted
Industrials	Security selection (including overweight positions in Copart and Verisk Analytics)	Detracted
United States	Domestic security selection	Detracted
NVIDIA	Underweight position	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	6/30/2016	6.99%	12.54%	12.80%
Class A Shares - Excluding sales charges		13.22%	13.82%	13.49%
MSCI World Index (Net)[1]		22.02%	15.58%	12.88%
Morningstar Global Large Stock Growth Category Average[2]		19.09%	10.35%	11.99%
1.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Morningstar Global Large Stock Growth Category Average is representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$145,280,401%
Total number of portfolio holdings	104%
Total advisory fees paid	$1,060,339%
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Lam Research Corp.	2.5%
NVIDIA Corp.	2.4%
Broadcom, Inc.	2.3%
EMCOR Group, Inc.	1.8%
Apple, Inc.	1.8%
Monster Beverage Corp.	1.8%
Hoya Corp.	1.7%
Arista Networks, Inc.	1.7%
QUALCOMM, Inc.	1.7%
Meta Platforms, Inc., Class A	1.6%
* Excluding short-term investments
Top Countries
United States	69.0%
United Kingdom	4.7%
Japan	4.5%
Taiwan	3.2%
France	2.8%
Spain	2.2%
Mexico	2.2%
Netherlands	1.9%
Thailand	1.5%
Sweden	1.5%
Other	6.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013738
PROD020-25
MSECG11A-12/25
NYLI Epoch Capital Growth Fund

NYLI Epoch Capital Growth Fund
Class C/MECEX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Epoch Capital Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$229	2.16%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI World Index (Net) was determined by both security selection and sector allocation. Some individual security selections contributed positively to relative performance. However, sector allocation (particularly in health care) and security selection (most notably in consumer discretionary, industrials and financials) generally detracted from the Fund's performance.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Lam Research	Overweight position	Contributed
Health care	Overweight allocation	Detracted
Consumer discretionary	Security selection (including overweight positions in Deckers and Evolution AB)	Detracted
Industrials	Security selection (including overweight positions in Copart and Verisk Analytics)	Detracted
United States	Domestic security selection	Detracted
NVIDIA	Underweight position	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class C Shares - Including sales charges	6/30/2016	11.09%	12.69%	12.38%
Class C Shares - Excluding sales charges		12.09%	12.69%	12.38%
MSCI World Index (Net)[1]		22.02%	15.58%	12.88%
Morningstar Global Large Stock Growth Category Average[2]		19.09%	10.35%	11.99%
1.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Morningstar Global Large Stock Growth Category Average is representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$145,280,401%
Total number of portfolio holdings	104%
Total advisory fees paid	$1,060,339%
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Lam Research Corp.	2.5%
NVIDIA Corp.	2.4%
Broadcom, Inc.	2.3%
EMCOR Group, Inc.	1.8%
Apple, Inc.	1.8%
Monster Beverage Corp.	1.8%
Hoya Corp.	1.7%
Arista Networks, Inc.	1.7%
QUALCOMM, Inc.	1.7%
Meta Platforms, Inc., Class A	1.6%
* Excluding short-term investments
Top Countries
United States	69.0%
United Kingdom	4.7%
Japan	4.5%
Taiwan	3.2%
France	2.8%
Spain	2.2%
Mexico	2.2%
Netherlands	1.9%
Thailand	1.5%
Sweden	1.5%
Other	6.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013738
PROD020-25
MSECG11C-12/25
NYLI Epoch Capital Growth Fund

NYLI Epoch Capital Growth Fund
Class I/MECFX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Epoch Capital Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$96	0.90%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI World Index (Net) was determined by both security selection and sector allocation. Some individual security selections contributed positively to relative performance. However, sector allocation (particularly in health care) and security selection (most notably in consumer discretionary, industrials and financials) generally detracted from the Fund's performance.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Lam Research	Overweight position	Contributed
Health care	Overweight allocation	Detracted
Consumer discretionary	Security selection (including overweight positions in Deckers and Evolution AB)	Detracted
Industrials	Security selection (including overweight positions in Copart and Verisk Analytics)	Detracted
United States	Domestic security selection	Detracted
NVIDIA	Underweight position	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class I Shares	6/30/2016	13.43%	14.11%	13.76%
MSCI World Index (Net)[1]		22.02%	15.58%	12.88%
Morningstar Global Large Stock Growth Category Average[2]		19.09%	10.35%	11.99%
1.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Morningstar Global Large Stock Growth Category Average is representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$145,280,401%
Total number of portfolio holdings	104%
Total advisory fees paid	$1,060,339%
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Lam Research Corp.	2.5%
NVIDIA Corp.	2.4%
Broadcom, Inc.	2.3%
EMCOR Group, Inc.	1.8%
Apple, Inc.	1.8%
Monster Beverage Corp.	1.8%
Hoya Corp.	1.7%
Arista Networks, Inc.	1.7%
QUALCOMM, Inc.	1.7%
Meta Platforms, Inc., Class A	1.6%
* Excluding short-term investments
Top Countries
United States	69.0%
United Kingdom	4.7%
Japan	4.5%
Taiwan	3.2%
France	2.8%
Spain	2.2%
Mexico	2.2%
Netherlands	1.9%
Thailand	1.5%
Sweden	1.5%
Other	6.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013738
PROD020-25
MSECG11I-12/25
NYLI Epoch Capital Growth Fund

NYLI Epoch Capital Growth Fund
Investor Class/MECVX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Epoch Capital Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$151	1.42%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI World Index (Net) was determined by both security selection and sector allocation. Some individual security selections contributed positively to relative performance. However, sector allocation (particularly in health care) and security selection (most notably in consumer discretionary, industrials and financials) generally detracted from the Fund's performance.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Lam Research	Overweight position	Contributed
Health care	Overweight allocation	Detracted
Consumer discretionary	Security selection (including overweight positions in Deckers and Evolution AB)	Detracted
Industrials	Security selection (including overweight positions in Copart and Verisk Analytics)	Detracted
United States	Domestic security selection	Detracted
NVIDIA	Underweight position	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Investor Class Shares - Including sales charges	6/30/2016	7.25%	12.34%	12.53%
Investor Class Shares - Excluding sales charges		12.90%	13.49%	13.21%
MSCI World Index (Net)[1]		22.02%	15.58%	12.88%
Morningstar Global Large Stock Growth Category Average[2]		19.09%	10.35%	11.99%
1.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Morningstar Global Large Stock Growth Category Average is representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$145,280,401%
Total number of portfolio holdings	104%
Total advisory fees paid	$1,060,339%
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Lam Research Corp.	2.5%
NVIDIA Corp.	2.4%
Broadcom, Inc.	2.3%
EMCOR Group, Inc.	1.8%
Apple, Inc.	1.8%
Monster Beverage Corp.	1.8%
Hoya Corp.	1.7%
Arista Networks, Inc.	1.7%
QUALCOMM, Inc.	1.7%
Meta Platforms, Inc., Class A	1.6%
* Excluding short-term investments
Top Countries
United States	69.0%
United Kingdom	4.7%
Japan	4.5%
Taiwan	3.2%
France	2.8%
Spain	2.2%
Mexico	2.2%
Netherlands	1.9%
Thailand	1.5%
Sweden	1.5%
Other	6.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013738
PROD020-25
MSECG11INV-12/25
NYLI Epoch Capital Growth Fund

NYLI Epoch International Choice Fund
Class A/ICEVX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Epoch International Choice Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$131	1.20%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI EAFE® Index (Net) was determined primarily by security selection. The strongest contributions to relative performance came from security selection in the financials and information technology sectors. The most significant detractors included security selections in consumer staples, health care and industrials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Financials	Stock selection (Lloyds Banking Group, Nordea and NN Group)	Contributed
Information technology	Stock selection (Samsung Electronics and Taiwan Semiconductor Manufacturing Company)	Contributed
Consumer staples	Stock selection (Rohto Pharmaceutical and Asahi Group)	Detracted
Health care	Stock selection (Novo Nordisk and CSL)	Detracted
Industrials	Stock selection (RELX and Schneider Electric)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund's subadvisor changed effective January 9, 2017, and the Fund's principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Fund's prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	9/1/2006	11.63%	7.19%	5.00%
Class A Shares - Excluding sales charges		18.13%	8.41%	5.59%
MSCI EAFE® Index (Net)[1]		23.03%	12.33%	7.48%
Morningstar Foreign Large Blend Category Average[2]		22.75%	11.25%	7.37%
1.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$263,539,419%
Total number of portfolio holdings	40%
Total advisory fees paid	$2,017,521%
Portfolio turnover rate	51%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Samsung Electronics Co. Ltd., GDR	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.5%
AstraZeneca plc, Sponsored ADR	4.1%
Lloyds Banking Group plc	4.0%
Nordea Bank Abp	3.9%
Vonovia SE	3.9%
Keyence Corp.	3.7%
Deutsche Post AG	3.6%
Beazley plc	3.5%
Mitsubishi UFJ Financial Group, Inc.	3.4%
* Excluding short-term investments
Top Countries
United Kingdom	26.1%
Japan	20.3%
France	12.6%
Germany	9.6%
Netherlands	6.3%
United States	5.8%
Republic of Korea	5.2%
Taiwan	4.5%
Finland	3.9%
Sweden	1.6%
Other	4.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013734
PROD020-25
MSEIC11A-12/25
NYLI Epoch International Choice Fund

NYLI Epoch International Choice Fund
Class C/ICEWX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Epoch International Choice Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$245	2.26%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI EAFE® Index (Net) was determined primarily by security selection. The strongest contributions to relative performance came from security selection in the financials and information technology sectors. The most significant detractors included security selections in consumer staples, health care and industrials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Financials	Stock selection (Lloyds Banking Group, Nordea and NN Group)	Contributed
Information technology	Stock selection (Samsung Electronics and Taiwan Semiconductor Manufacturing Company)	Contributed
Consumer staples	Stock selection (Rohto Pharmaceutical and Asahi Group)	Detracted
Health care	Stock selection (Novo Nordisk and CSL)	Detracted
Industrials	Stock selection (RELX and Schneider Electric)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund's subadvisor changed effective January 9, 2017, and the Fund's principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Fund's prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/2006	15.84%	7.28%	4.52%
Class C Shares - Excluding sales charges		16.84%	7.28%	4.52%
MSCI EAFE® Index (Net)[1]		23.03%	12.33%	7.48%
Morningstar Foreign Large Blend Category Average[2]		22.75%	11.25%	7.37%
1.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$263,539,419%
Total number of portfolio holdings	40%
Total advisory fees paid	$2,017,521%
Portfolio turnover rate	51%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Samsung Electronics Co. Ltd., GDR	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.5%
AstraZeneca plc, Sponsored ADR	4.1%
Lloyds Banking Group plc	4.0%
Nordea Bank Abp	3.9%
Vonovia SE	3.9%
Keyence Corp.	3.7%
Deutsche Post AG	3.6%
Beazley plc	3.5%
Mitsubishi UFJ Financial Group, Inc.	3.4%
* Excluding short-term investments
Top Countries
United Kingdom	26.1%
Japan	20.3%
France	12.6%
Germany	9.6%
Netherlands	6.3%
United States	5.8%
Republic of Korea	5.2%
Taiwan	4.5%
Finland	3.9%
Sweden	1.6%
Other	4.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013734
PROD020-25
MSEIC11C-12/25
NYLI Epoch International Choice Fund

NYLI Epoch International Choice Fund
Class I/ICEUX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Epoch International Choice Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	0.95%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI EAFE® Index (Net) was determined primarily by security selection. The strongest contributions to relative performance came from security selection in the financials and information technology sectors. The most significant detractors included security selections in consumer staples, health care and industrials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Financials	Stock selection (Lloyds Banking Group, Nordea and NN Group)	Contributed
Information technology	Stock selection (Samsung Electronics and Taiwan Semiconductor Manufacturing Company)	Contributed
Consumer staples	Stock selection (Rohto Pharmaceutical and Asahi Group)	Detracted
Health care	Stock selection (Novo Nordisk and CSL)	Detracted
Industrials	Stock selection (RELX and Schneider Electric)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund's subadvisor changed effective January 9, 2017, and the Fund's principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Fund's prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	12/31/1997	18.40%	8.70%	5.87%
MSCI EAFE® Index (Net)[1]		23.03%	12.33%	7.48%
Morningstar Foreign Large Blend Category Average[2]		22.75%	11.25%	7.37%
1.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$263,539,419%
Total number of portfolio holdings	40%
Total advisory fees paid	$2,017,521%
Portfolio turnover rate	51%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Samsung Electronics Co. Ltd., GDR	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.5%
AstraZeneca plc, Sponsored ADR	4.1%
Lloyds Banking Group plc	4.0%
Nordea Bank Abp	3.9%
Vonovia SE	3.9%
Keyence Corp.	3.7%
Deutsche Post AG	3.6%
Beazley plc	3.5%
Mitsubishi UFJ Financial Group, Inc.	3.4%
* Excluding short-term investments
Top Countries
United Kingdom	26.1%
Japan	20.3%
France	12.6%
Germany	9.6%
Netherlands	6.3%
United States	5.8%
Republic of Korea	5.2%
Taiwan	4.5%
Finland	3.9%
Sweden	1.6%
Other	4.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013734
PROD020-25
MSEIC11I-12/25
NYLI Epoch International Choice Fund

NYLI Epoch International Choice Fund
Investor Class/ICELX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Epoch International Choice Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$165	1.52%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI EAFE® Index (Net) was determined primarily by security selection. The strongest contributions to relative performance came from security selection in the financials and information technology sectors. The most significant detractors included security selections in consumer staples, health care and industrials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Financials	Stock selection (Lloyds Banking Group, Nordea and NN Group)	Contributed
Information technology	Stock selection (Samsung Electronics and Taiwan Semiconductor Manufacturing Company)	Contributed
Consumer staples	Stock selection (Rohto Pharmaceutical and Asahi Group)	Detracted
Health care	Stock selection (Novo Nordisk and CSL)	Detracted
Industrials	Stock selection (RELX and Schneider Electric)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund's subadvisor changed effective January 9, 2017, and the Fund's principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Fund's prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	4/29/2008	11.85%	6.99%	4.74%
Investor Class Shares - Excluding sales charges		17.74%	8.10%	5.33%
MSCI EAFE® Index (Net)[1]		23.03%	12.33%	7.48%
Morningstar Foreign Large Blend Category Average[2]		22.75%	11.25%	7.37%
1.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$263,539,419%
Total number of portfolio holdings	40%
Total advisory fees paid	$2,017,521%
Portfolio turnover rate	51%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Samsung Electronics Co. Ltd., GDR	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.5%
AstraZeneca plc, Sponsored ADR	4.1%
Lloyds Banking Group plc	4.0%
Nordea Bank Abp	3.9%
Vonovia SE	3.9%
Keyence Corp.	3.7%
Deutsche Post AG	3.6%
Beazley plc	3.5%
Mitsubishi UFJ Financial Group, Inc.	3.4%
* Excluding short-term investments
Top Countries
United Kingdom	26.1%
Japan	20.3%
France	12.6%
Germany	9.6%
Netherlands	6.3%
United States	5.8%
Republic of Korea	5.2%
Taiwan	4.5%
Finland	3.9%
Sweden	1.6%
Other	4.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI Epoch International Choice Fund
SIMPLE Class/ICERX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Epoch International Choice Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SIMPLE Class	$165	1.51%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI EAFE® Index (Net) was determined primarily by security selection. The strongest contributions to relative performance came from security selection in the financials and information technology sectors. The most significant detractors included security selections in consumer staples, health care and industrials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Financials	Stock selection (Lloyds Banking Group, Nordea and NN Group)	Contributed
Information technology	Stock selection (Samsung Electronics and Taiwan Semiconductor Manufacturing Company)	Contributed
Consumer staples	Stock selection (Rohto Pharmaceutical and Asahi Group)	Detracted
Health care	Stock selection (Novo Nordisk and CSL)	Detracted
Industrials	Stock selection (RELX and Schneider Electric)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	17.74%	7.98%	6.34%
MSCI EAFE® Index (Net)[1]		23.03%	12.33%	10.46%
Morningstar Foreign Large Blend Category Average[2]		22.75%	11.25%	9.60%
1.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$263,539,419%
Total number of portfolio holdings	40%
Total advisory fees paid	$2,017,521%
Portfolio turnover rate	51%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Samsung Electronics Co. Ltd., GDR	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.5%
AstraZeneca plc, Sponsored ADR	4.1%
Lloyds Banking Group plc	4.0%
Nordea Bank Abp	3.9%
Vonovia SE	3.9%
Keyence Corp.	3.7%
Deutsche Post AG	3.6%
Beazley plc	3.5%
Mitsubishi UFJ Financial Group, Inc.	3.4%
* Excluding short-term investments
Top Countries
United Kingdom	26.1%
Japan	20.3%
France	12.6%
Germany	9.6%
Netherlands	6.3%
United States	5.8%
Republic of Korea	5.2%
Taiwan	4.5%
Finland	3.9%
Sweden	1.6%
Other	4.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI Balanced Fund
Class A/MBNAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Balanced Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	1.06%
What factors influenced Fund performance during the reporting period?
Relative to the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2025, was affected by security selection and sector allocation on the equity side, and primarily by sector allocation on the fixed-income side, with yield curve and duration positioning having a modest impact near the end of the reporting period. Among equities, key selection factors are shown in the table below. In fixed income, the Fund held overweight positions in asset-backed securities, corporate securities, commercial mortgage-backed securities and mortgage-backed securities, facilitated by underweight positions in the U.S. Treasury sector.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Utilities	Strong security selection	Contributed
Communication services	Strong security selection	Contributed
Financials	Weak security selection	Detracted
Consumer discretionary	Weak security selection	Detracted
Fixed Income
Asset-backed, corporate, commercial mortgage-backed and mortgage-backed securities	Overweight allocation to leading sectors	Contributed
Yield curve and duration positioning	Relatively long duration in the 10-year part of the curve	Contributed
U.S. Treasury sector	Underweight allocation to a leading sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	3.30%	7.89%	5.74%
Class A Shares - Excluding sales charges		6.49%	8.55%	6.34%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Value Index[2]		11.15%	14.28%	9.97%
Bloomberg U.S. Intermediate Government/Credit Bond Index[3]		6.15%	0.94%	2.15%
Balanced Composite Index[4]		9.31%	9.01%	7.07%
Morningstar Moderate Allocation Category Average[5]		12.33%	9.32%	8.09%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

4.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

5.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$444,684,661%
Total number of portfolio holdings	217%
Total advisory fees paid	$2,851,486%
Portfolio turnover rate	201%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 9/30/27-8/15/35	16.9%
iShares Intermediate Government/Credit Bond ETF	3.8%
JPMorgan Chase & Co.	2.9%
Alphabet, Inc.	2.9%
Vanguard Russell 1000 Value	2.5%
Vanguard Intermediate-Term Treasury ETF	2.3%
Johnson & Johnson	1.8%
Merck & Co., Inc.	1.5%
UnitedHealth Group, Inc.	1.4%
Cisco Systems, Inc.	1.4%
* Excluding short-term investments
Portfolio Composition
Common Stocks	59.3%
U.S. Government & Federal Agencies	16.9%
Corporate Bonds	13.5%
Exchange-Traded Funds	8.6%
Short-Term Investments	1.7%
Mortgage-Backed Securities	0.3%
Asset-Backed Securities	0.1%
Other Assets, Less Liabilities	(0.4)%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Migene S. Kim and Jonathan Swaney are New York Life Investment Management LLC’s portfolio managers for the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI Balanced Fund
Class C/MBACX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Balanced Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$212	2.07%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
Relative to the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2025, was affected by security selection and sector allocation on the equity side, and primarily by sector allocation on the fixed-income side, with yield curve and duration positioning having a modest impact near the end of the reporting period. Among equities, key selection factors are shown in the table below. In fixed income, the Fund held overweight positions in asset-backed securities, corporate securities, commercial mortgage-backed securities and mortgage-backed securities, facilitated by underweight positions in the U.S. Treasury sector.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Utilities	Strong security selection	Contributed
Communication services	Strong security selection	Contributed
Financials	Weak security selection	Detracted
Consumer discretionary	Weak security selection	Detracted
Fixed Income
Asset-backed, corporate, commercial mortgage-backed and mortgage-backed securities	Overweight allocation to leading sectors	Contributed
Yield curve and duration positioning	Relatively long duration in the 10-year part of the curve	Contributed
U.S. Treasury sector	Underweight allocation to a leading sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	12/30/2002	4.40%	7.46%	5.30%
Class C Shares - Excluding sales charges		5.40%	7.46%	5.30%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Value Index[2]		11.15%	14.28%	9.97%
Bloomberg U.S. Intermediate Government/Credit Bond Index[3]		6.15%	0.94%	2.15%
Balanced Composite Index[4]		9.31%	9.01%	7.07%
Morningstar Moderate Allocation Category Average[5]		12.33%	9.32%	8.09%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

4.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

5.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$444,684,661%
Total number of portfolio holdings	217%
Total advisory fees paid	$2,851,486%
Portfolio turnover rate	201%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 9/30/27-8/15/35	16.9%
iShares Intermediate Government/Credit Bond ETF	3.8%
JPMorgan Chase & Co.	2.9%
Alphabet, Inc.	2.9%
Vanguard Russell 1000 Value	2.5%
Vanguard Intermediate-Term Treasury ETF	2.3%
Johnson & Johnson	1.8%
Merck & Co., Inc.	1.5%
UnitedHealth Group, Inc.	1.4%
Cisco Systems, Inc.	1.4%
* Excluding short-term investments
Portfolio Composition
Common Stocks	59.3%
U.S. Government & Federal Agencies	16.9%
Corporate Bonds	13.5%
Exchange-Traded Funds	8.6%
Short-Term Investments	1.7%
Mortgage-Backed Securities	0.3%
Asset-Backed Securities	0.1%
Other Assets, Less Liabilities	(0.4)%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Migene S. Kim and Jonathan Swaney are New York Life Investment Management LLC’s portfolio managers for the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013734
PROD020-25
MSEIC11INV-12/25
NYLI Epoch International Choice Fund

NYLI Balanced Fund
Class I/MBAIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Balanced Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$84	0.81%
What factors influenced Fund performance during the reporting period?
Relative to the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2025, was affected by security selection and sector allocation on the equity side, and primarily by sector allocation on the fixed-income side, with yield curve and duration positioning having a modest impact near the end of the reporting period. Among equities, key selection factors are shown in the table below. In fixed income, the Fund held overweight positions in asset-backed securities, corporate securities, commercial mortgage-backed securities and mortgage-backed securities, facilitated by underweight positions in the U.S. Treasury sector.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Utilities	Strong security selection	Contributed
Communication services	Strong security selection	Contributed
Financials	Weak security selection	Detracted
Consumer discretionary	Weak security selection	Detracted
Fixed Income
Asset-backed, corporate, commercial mortgage-backed and mortgage-backed securities	Overweight allocation to leading sectors	Contributed
Yield curve and duration positioning	Relatively long duration in the 10-year part of the curve	Contributed
U.S. Treasury sector	Underweight allocation to a leading sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	5/1/1989	6.73%	8.82%	6.60%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Value Index[2]		11.15%	14.28%	9.97%
Bloomberg U.S. Intermediate Government/Credit Bond Index[3]		6.15%	0.94%	2.15%
Balanced Composite Index[4]		9.31%	9.01%	7.07%
Morningstar Moderate Allocation Category Average[5]		12.33%	9.32%	8.09%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

4.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

5.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$444,684,661%
Total number of portfolio holdings	217%
Total advisory fees paid	$2,851,486%
Portfolio turnover rate	201%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 9/30/27-8/15/35	16.9%
iShares Intermediate Government/Credit Bond ETF	3.8%
JPMorgan Chase & Co.	2.9%
Alphabet, Inc.	2.9%
Vanguard Russell 1000 Value	2.5%
Vanguard Intermediate-Term Treasury ETF	2.3%
Johnson & Johnson	1.8%
Merck & Co., Inc.	1.5%
UnitedHealth Group, Inc.	1.4%
Cisco Systems, Inc.	1.4%
* Excluding short-term investments
Portfolio Composition
Common Stocks	59.3%
U.S. Government & Federal Agencies	16.9%
Corporate Bonds	13.5%
Exchange-Traded Funds	8.6%
Short-Term Investments	1.7%
Mortgage-Backed Securities	0.3%
Asset-Backed Securities	0.1%
Other Assets, Less Liabilities	(0.4)%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Migene S. Kim and Jonathan Swaney are New York Life Investment Management LLC’s portfolio managers for the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013734
PROD020-25
MSEIC11SI-12/25
NYLI Epoch International Choice Fund

NYLI Balanced Fund
Class R6/MBERX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Balanced Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$75	0.72%
What factors influenced Fund performance during the reporting period?
Relative to the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2025, was affected by security selection and sector allocation on the equity side, and primarily by sector allocation on the fixed-income side, with yield curve and duration positioning having a modest impact near the end of the reporting period. Among equities, key selection factors are shown in the table below. In fixed income, the Fund held overweight positions in asset-backed securities, corporate securities, commercial mortgage-backed securities and mortgage-backed securities, facilitated by underweight positions in the U.S. Treasury sector.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Utilities	Strong security selection	Contributed
Communication services	Strong security selection	Contributed
Financials	Weak security selection	Detracted
Consumer discretionary	Weak security selection	Detracted
Fixed Income
Asset-backed, corporate, commercial mortgage-backed and mortgage-backed securities	Overweight allocation to leading sectors	Contributed
Yield curve and duration positioning	Relatively long duration in the 10-year part of the curve	Contributed
U.S. Treasury sector	Underweight allocation to a leading sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	12/15/2017	6.81%	8.91%	6.30%
Russell 3000®Index[1]		20.81%	16.74%	13.86%
Russell 1000® Value Index[2]		11.15%	14.28%	9.09%
Bloomberg U.S. Intermediate Government/Credit Bond Index[3]		6.15%	0.94%	2.26%
Balanced Composite Index[4]		9.31%	9.01%	6.65%
Morningstar Moderate Allocation Category Average[5]		12.33%	9.32%	7.33%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

4.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

5.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$444,684,661%
Total number of portfolio holdings	217%
Total advisory fees paid	$2,851,486%
Portfolio turnover rate	201%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 9/30/27-8/15/35	16.9%
iShares Intermediate Government/Credit Bond ETF	3.8%
JPMorgan Chase & Co.	2.9%
Alphabet, Inc.	2.9%
Vanguard Russell 1000 Value	2.5%
Vanguard Intermediate-Term Treasury ETF	2.3%
Johnson & Johnson	1.8%
Merck & Co., Inc.	1.5%
UnitedHealth Group, Inc.	1.4%
Cisco Systems, Inc.	1.4%
* Excluding short-term investments
Portfolio Composition
Common Stocks	59.3%
U.S. Government & Federal Agencies	16.9%
Corporate Bonds	13.5%
Exchange-Traded Funds	8.6%
Short-Term Investments	1.7%
Mortgage-Backed Securities	0.3%
Asset-Backed Securities	0.1%
Other Assets, Less Liabilities	(0.4)%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Migene S. Kim and Jonathan Swaney are New York Life Investment Management LLC’s portfolio managers for the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013770
PROD020-25
MSBL11A-12/25
NYLI Balanced Fund

NYLI Balanced Fund
Investor Class/MBINX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Balanced Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$136	1.32%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
Relative to the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2025, was affected by security selection and sector allocation on the equity side, and primarily by sector allocation on the fixed-income side, with yield curve and duration positioning having a modest impact near the end of the reporting period. Among equities, key selection factors are shown in the table below. In fixed income, the Fund held overweight positions in asset-backed securities, corporate securities, commercial mortgage-backed securities and mortgage-backed securities, facilitated by underweight positions in the U.S. Treasury sector.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Utilities	Strong security selection	Contributed
Communication services	Strong security selection	Contributed
Financials	Weak security selection	Detracted
Consumer discretionary	Weak security selection	Detracted
Fixed Income
Asset-backed, corporate, commercial mortgage-backed and mortgage-backed securities	Overweight allocation to leading sectors	Contributed
Yield curve and duration positioning	Relatively long duration in the 10-year part of the curve	Contributed
U.S. Treasury sector	Underweight allocation to a leading sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	3.55%	7.72%	5.50%
Investor Class Shares - Excluding sales charges		6.20%	8.26%	6.10%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Value Index[2]		11.15%	14.28%	9.97%
Bloomberg U.S. Intermediate Government/Credit Bond Index[3]		6.15%	0.94%	2.15%
Balanced Composite Index[4]		9.31%	9.01%	7.07%
Morningstar Moderate Allocation Category Average[5]		12.33%	9.32%	8.09%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

4.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

5.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$444,684,661%
Total number of portfolio holdings	217%
Total advisory fees paid	$2,851,486%
Portfolio turnover rate	201%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 9/30/27-8/15/35	16.9%
iShares Intermediate Government/Credit Bond ETF	3.8%
JPMorgan Chase & Co.	2.9%
Alphabet, Inc.	2.9%
Vanguard Russell 1000 Value	2.5%
Vanguard Intermediate-Term Treasury ETF	2.3%
Johnson & Johnson	1.8%
Merck & Co., Inc.	1.5%
UnitedHealth Group, Inc.	1.4%
Cisco Systems, Inc.	1.4%
* Excluding short-term investments
Portfolio Composition
Common Stocks	59.3%
U.S. Government & Federal Agencies	16.9%
Corporate Bonds	13.5%
Exchange-Traded Funds	8.6%
Short-Term Investments	1.7%
Mortgage-Backed Securities	0.3%
Asset-Backed Securities	0.1%
Other Assets, Less Liabilities	(0.4)%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Migene S. Kim and Jonathan Swaney are New York Life Investment Management LLC’s portfolio managers for the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013770
PROD020-25
MSBL11C-12/25
NYLI Balanced Fund

NYLI Floating Rate Fund
Class A/MXFAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.96%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Morningstar LSTA US Leveraged Loan Index was determined by positioning across various industries and credit ratings. The strongest contributions to relative performance came from overweight positions in out-of-Index positions, chemicals, and metals & mining industries. From a ratings perspective, the strongest contributions to relative performance came from the Fund’s roughly market-weight exposure to credit rated B. Detracting from performance was the Fund’s underweight exposure to credit rated CCC.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Industry positioning: N/A SNP industry	Primarily CLO tranches and some high yield bonds	Contributed
Industry positioning: chemicals	Overweight positioning, positive security selection	Contributed
Industry positioning: metals & mining	Overweight positioning, positive security selection	Contributed
Industry positioning: specialty retail	Underweight positioning, negative security selection	Detracted
Industry positioning: insurance	Underweight positioning, partly offset by positive security selection	Detracted
Industry positioning: professional services	Underweight positioning, partly offset by positive security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	5/3/2004	2.32%	5.14%	4.24%
Class A Shares - Excluding sales charges		5.49%	5.79%	4.56%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
Morningstar LSTA US Leveraged Loan Index[2]		6.32%	6.96%	5.52%
Morningstar Bank Loan Category Average[3]		5.71%	5.94%	4.44%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

3.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,492,901,564%
Total number of portfolio holdings	518%
Total advisory fees paid	$9,152,495%
Portfolio turnover rate	36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 7.329%-8.50%, due 8/15/28-7/31/31	0.9%
Asurion LLC, 8.215%-9.329%, due 1/31/28-9/19/30	0.9%
Proofpoint, Inc., 6.785%-6.965%, due 8/31/28	0.8%
Clarios Global LP, 6.465%-6.715%, due 5/6/30-1/28/32	0.7%
AthenaHealth Group, Inc., 6.715%, due 2/15/29	0.7%
Allied Universal Holdco LLC, 7.315%-7.875%, due 2/15/31-8/20/32	0.7%
TransDigm, Inc., 6.252%-6.75%, due 3/22/30-1/31/34	0.7%
Cotiviti, Inc., 6.884%, due 5/1/31-3/26/32	0.7%
Clydesdale Acquisition Holdings, Inc., 7.14%-8.75%, due 4/13/29-4/1/32	0.7%
Medline Borrower LP, 5.25%-5.965%, due 10/23/28-10/1/29	0.6%
* Excluding short-term investments
Top Industries
Finance	7.5%
Software	5.7%
Chemicals, Plastics & Rubber	5.3%
Electronics	5.0%
Services: Business	4.8%
Insurance	4.4%
High Tech Industries	4.0%
Telecommunications	3.0%
Automobile	3.0%
Aerospace & Defense	2.9%
Other	54.4%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
As of May 1, 2025, Arthur S. Torrey and Gregory Fantoni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013770
PROD020-25
MSBL11I-12/25
NYLI Balanced Fund

NYLI Floating Rate Fund
Class C/MXFCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$190	1.86%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Morningstar LSTA US Leveraged Loan Index was determined by positioning across various industries and credit ratings. The strongest contributions to relative performance came from overweight positions in out-of-Index positions, chemicals, and metals & mining industries. From a ratings perspective, the strongest contributions to relative performance came from the Fund’s roughly market-weight exposure to credit rated B. Detracting from performance was the Fund’s underweight exposure to credit rated CCC.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Industry positioning: N/A SNP industry	Primarily CLO tranches and some high yield bonds	Contributed
Industry positioning: chemicals	Overweight positioning, positive security selection	Contributed
Industry positioning: metals & mining	Overweight positioning, positive security selection	Contributed
Industry positioning: specialty retail	Underweight positioning, negative security selection	Detracted
Industry positioning: insurance	Underweight positioning, partly offset by positive security selection	Detracted
Industry positioning: professional services	Underweight positioning, partly offset by positive security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	5/3/2004	3.56%	4.87%	3.70%
Class C Shares - Excluding sales charges		4.54%	4.87%	3.70%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
Morningstar LSTA US Leveraged Loan Index[2]		6.32%	6.96%	5.52%
Morningstar Bank Loan Category Average[3]		5.71%	5.94%	4.44%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

3.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,492,901,564%
Total number of portfolio holdings	518%
Total advisory fees paid	$9,152,495%
Portfolio turnover rate	36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 7.329%-8.50%, due 8/15/28-7/31/31	0.9%
Asurion LLC, 8.215%-9.329%, due 1/31/28-9/19/30	0.9%
Proofpoint, Inc., 6.785%-6.965%, due 8/31/28	0.8%
Clarios Global LP, 6.465%-6.715%, due 5/6/30-1/28/32	0.7%
AthenaHealth Group, Inc., 6.715%, due 2/15/29	0.7%
Allied Universal Holdco LLC, 7.315%-7.875%, due 2/15/31-8/20/32	0.7%
TransDigm, Inc., 6.252%-6.75%, due 3/22/30-1/31/34	0.7%
Cotiviti, Inc., 6.884%, due 5/1/31-3/26/32	0.7%
Clydesdale Acquisition Holdings, Inc., 7.14%-8.75%, due 4/13/29-4/1/32	0.7%
Medline Borrower LP, 5.25%-5.965%, due 10/23/28-10/1/29	0.6%
* Excluding short-term investments
Top Industries
Finance	7.5%
Software	5.7%
Chemicals, Plastics & Rubber	5.3%
Electronics	5.0%
Services: Business	4.8%
Insurance	4.4%
High Tech Industries	4.0%
Telecommunications	3.0%
Automobile	3.0%
Aerospace & Defense	2.9%
Other	54.4%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
As of May 1, 2025, Arthur S. Torrey and Gregory Fantoni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI Floating Rate Fund
Class I/MXFIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.71%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Morningstar LSTA US Leveraged Loan Index was determined by positioning across various industries and credit ratings. The strongest contributions to relative performance came from overweight positions in out-of-Index positions, chemicals, and metals & mining industries. From a ratings perspective, the strongest contributions to relative performance came from the Fund’s roughly market-weight exposure to credit rated B. Detracting from performance was the Fund’s underweight exposure to credit rated CCC.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Industry positioning: N/A SNP industry	Primarily CLO tranches and some high yield bonds	Contributed
Industry positioning: chemicals	Overweight positioning, positive security selection	Contributed
Industry positioning: metals & mining	Overweight positioning, positive security selection	Contributed
Industry positioning: specialty retail	Underweight positioning, negative security selection	Detracted
Industry positioning: insurance	Underweight positioning, partly offset by positive security selection	Detracted
Industry positioning: professional services	Underweight positioning, partly offset by positive security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	5/3/2004	5.75%	6.05%	4.80%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
Morningstar LSTA US Leveraged Loan Index[2]		6.32%	6.96%	5.52%
Morningstar Bank Loan Category Average[3]		5.71%	5.94%	4.44%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

3.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,492,901,564%
Total number of portfolio holdings	518%
Total advisory fees paid	$9,152,495%
Portfolio turnover rate	36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 7.329%-8.50%, due 8/15/28-7/31/31	0.9%
Asurion LLC, 8.215%-9.329%, due 1/31/28-9/19/30	0.9%
Proofpoint, Inc., 6.785%-6.965%, due 8/31/28	0.8%
Clarios Global LP, 6.465%-6.715%, due 5/6/30-1/28/32	0.7%
AthenaHealth Group, Inc., 6.715%, due 2/15/29	0.7%
Allied Universal Holdco LLC, 7.315%-7.875%, due 2/15/31-8/20/32	0.7%
TransDigm, Inc., 6.252%-6.75%, due 3/22/30-1/31/34	0.7%
Cotiviti, Inc., 6.884%, due 5/1/31-3/26/32	0.7%
Clydesdale Acquisition Holdings, Inc., 7.14%-8.75%, due 4/13/29-4/1/32	0.7%
Medline Borrower LP, 5.25%-5.965%, due 10/23/28-10/1/29	0.6%
* Excluding short-term investments
Top Industries
Finance	7.5%
Software	5.7%
Chemicals, Plastics & Rubber	5.3%
Electronics	5.0%
Services: Business	4.8%
Insurance	4.4%
High Tech Industries	4.0%
Telecommunications	3.0%
Automobile	3.0%
Aerospace & Defense	2.9%
Other	54.4%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
As of May 1, 2025, Arthur S. Torrey and Gregory Fantoni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI Floating Rate Fund
Class R6/MXFEX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$65	0.64%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Morningstar LSTA US Leveraged Loan Index was determined by positioning across various industries and credit ratings. The strongest contributions to relative performance came from overweight positions in out-of-Index positions, chemicals, and metals & mining industries. From a ratings perspective, the strongest contributions to relative performance came from the Fund’s roughly market-weight exposure to credit rated B. Detracting from performance was the Fund’s underweight exposure to credit rated CCC.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Industry positioning: N/A SNP industry	Primarily CLO tranches and some high yield bonds	Contributed
Industry positioning: chemicals	Overweight positioning, positive security selection	Contributed
Industry positioning: metals & mining	Overweight positioning, positive security selection	Contributed
Industry positioning: specialty retail	Underweight positioning, negative security selection	Detracted
Industry positioning: insurance	Underweight positioning, partly offset by positive security selection	Detracted
Industry positioning: professional services	Underweight positioning, partly offset by positive security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	2/28/2019	5.70%	6.15%	5.16%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.86%
Morningstar LSTA US Leveraged Loan Index[2]		6.32%	6.96%	5.77%
Morningstar Bank Loan Category Average[3]		5.71%	5.94%	4.52%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

3.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,492,901,564%
Total number of portfolio holdings	518%
Total advisory fees paid	$9,152,495%
Portfolio turnover rate	36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 7.329%-8.50%, due 8/15/28-7/31/31	0.9%
Asurion LLC, 8.215%-9.329%, due 1/31/28-9/19/30	0.9%
Proofpoint, Inc., 6.785%-6.965%, due 8/31/28	0.8%
Clarios Global LP, 6.465%-6.715%, due 5/6/30-1/28/32	0.7%
AthenaHealth Group, Inc., 6.715%, due 2/15/29	0.7%
Allied Universal Holdco LLC, 7.315%-7.875%, due 2/15/31-8/20/32	0.7%
TransDigm, Inc., 6.252%-6.75%, due 3/22/30-1/31/34	0.7%
Cotiviti, Inc., 6.884%, due 5/1/31-3/26/32	0.7%
Clydesdale Acquisition Holdings, Inc., 7.14%-8.75%, due 4/13/29-4/1/32	0.7%
Medline Borrower LP, 5.25%-5.965%, due 10/23/28-10/1/29	0.6%
* Excluding short-term investments
Top Industries
Finance	7.5%
Software	5.7%
Chemicals, Plastics & Rubber	5.3%
Electronics	5.0%
Services: Business	4.8%
Insurance	4.4%
High Tech Industries	4.0%
Telecommunications	3.0%
Automobile	3.0%
Aerospace & Defense	2.9%
Other	54.4%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
As of May 1, 2025, Arthur S. Torrey and Gregory Fantoni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI Floating Rate Fund
Investor Class/MXFNX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$114	1.11%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Morningstar LSTA US Leveraged Loan Index was determined by positioning across various industries and credit ratings. The strongest contributions to relative performance came from overweight positions in out-of-Index positions, chemicals, and metals & mining industries. From a ratings perspective, the strongest contributions to relative performance came from the Fund’s roughly market-weight exposure to credit rated B. Detracting from performance was the Fund’s underweight exposure to credit rated CCC.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Industry positioning: N/A SNP industry	Primarily CLO tranches and some high yield bonds	Contributed
Industry positioning: chemicals	Overweight positioning, positive security selection	Contributed
Industry positioning: metals & mining	Overweight positioning, positive security selection	Contributed
Industry positioning: specialty retail	Underweight positioning, negative security selection	Detracted
Industry positioning: insurance	Underweight positioning, partly offset by positive security selection	Detracted
Industry positioning: professional services	Underweight positioning, partly offset by positive security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	2.69%	5.13%	4.17%
Investor Class Shares - Excluding sales charges		5.33%	5.66%	4.49%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
Morningstar LSTA US Leveraged Loan Index[2]		6.32%	6.96%	5.52%
Morningstar Bank Loan Category Average[3]		5.71%	5.94%	4.44%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

3.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,492,901,564%
Total number of portfolio holdings	518%
Total advisory fees paid	$9,152,495%
Portfolio turnover rate	36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 7.329%-8.50%, due 8/15/28-7/31/31	0.9%
Asurion LLC, 8.215%-9.329%, due 1/31/28-9/19/30	0.9%
Proofpoint, Inc., 6.785%-6.965%, due 8/31/28	0.8%
Clarios Global LP, 6.465%-6.715%, due 5/6/30-1/28/32	0.7%
AthenaHealth Group, Inc., 6.715%, due 2/15/29	0.7%
Allied Universal Holdco LLC, 7.315%-7.875%, due 2/15/31-8/20/32	0.7%
TransDigm, Inc., 6.252%-6.75%, due 3/22/30-1/31/34	0.7%
Cotiviti, Inc., 6.884%, due 5/1/31-3/26/32	0.7%
Clydesdale Acquisition Holdings, Inc., 7.14%-8.75%, due 4/13/29-4/1/32	0.7%
Medline Borrower LP, 5.25%-5.965%, due 10/23/28-10/1/29	0.6%
* Excluding short-term investments
Top Industries
Finance	7.5%
Software	5.7%
Chemicals, Plastics & Rubber	5.3%
Electronics	5.0%
Services: Business	4.8%
Insurance	4.4%
High Tech Industries	4.0%
Telecommunications	3.0%
Automobile	3.0%
Aerospace & Defense	2.9%
Other	54.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013770
PROD020-25
MSBL11R6-12/25
NYLI Balanced Fund

NYLI Floating Rate Fund
SIMPLE Class/MXFMX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SIMPLE Class	$124	1.20%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Morningstar LSTA US Leveraged Loan Index was determined by positioning across various industries and credit ratings. The strongest contributions to relative performance came from overweight positions in out-of-Index positions, chemicals, and metals & mining industries. From a ratings perspective, the strongest contributions to relative performance came from the Fund’s roughly market-weight exposure to credit rated B. Detracting from performance was the Fund’s underweight exposure to credit rated CCC.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Industry positioning: N/A SNP industry	Primarily CLO tranches and some high yield bonds	Contributed
Industry positioning: chemicals	Overweight positioning, positive security selection	Contributed
Industry positioning: metals & mining	Overweight positioning, positive security selection	Contributed
Industry positioning: specialty retail	Underweight positioning, negative security selection	Detracted
Industry positioning: insurance	Underweight positioning, partly offset by positive security selection	Detracted
Industry positioning: professional services	Underweight positioning, partly offset by positive security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	5.22%	5.47%	5.41%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	(0.32)%
Morningstar LSTA US Leveraged Loan Index[2]		6.32%	6.96%	6.90%
Morningstar Bank Loan Category Average[3]		5.71%	5.94%	5.70%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

3.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,492,901,564%
Total number of portfolio holdings	518%
Total advisory fees paid	$9,152,495%
Portfolio turnover rate	36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 7.329%-8.50%, due 8/15/28-7/31/31	0.9%
Asurion LLC, 8.215%-9.329%, due 1/31/28-9/19/30	0.9%
Proofpoint, Inc., 6.785%-6.965%, due 8/31/28	0.8%
Clarios Global LP, 6.465%-6.715%, due 5/6/30-1/28/32	0.7%
AthenaHealth Group, Inc., 6.715%, due 2/15/29	0.7%
Allied Universal Holdco LLC, 7.315%-7.875%, due 2/15/31-8/20/32	0.7%
TransDigm, Inc., 6.252%-6.75%, due 3/22/30-1/31/34	0.7%
Cotiviti, Inc., 6.884%, due 5/1/31-3/26/32	0.7%
Clydesdale Acquisition Holdings, Inc., 7.14%-8.75%, due 4/13/29-4/1/32	0.7%
Medline Borrower LP, 5.25%-5.965%, due 10/23/28-10/1/29	0.6%
* Excluding short-term investments
Top Industries
Finance	7.5%
Software	5.7%
Chemicals, Plastics & Rubber	5.3%
Electronics	5.0%
Services: Business	4.8%
Insurance	4.4%
High Tech Industries	4.0%
Telecommunications	3.0%
Automobile	3.0%
Aerospace & Defense	2.9%
Other	54.4%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
As of May 1, 2025, Arthur S. Torrey and Gregory Fantoni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013770
PROD020-25
MSBL11INV-12/25
NYLI Balanced Fund

NYLI MacKay California Muni Fund
Class A/MSCAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$76	0.75%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg California Municipal Bond Index was affected primarily by yield curve positioning. Out-of-Index exposure to non-rated bonds, as well as U.S. territories—particularly Puerto Rico—affected relative returns, as did underweight exposure to bonds maturing within 10 years. The Fund maintained overweight exposure to longer maturity bonds given apparent value at the long end of the curve, which were relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Geography	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Sector	Underweight allocation to the state general obligation category, driven by security selection	Detracted
Coupon	Underweight exposure to 5.0% to 5.25% bonds, impacted by security selection	Detracted
Credit quality	Underweight exposure to AA-rated credits, along with security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	2/28/2013	(0.74)%	(0.04)%	2.07%
Class A Shares - Excluding sales charges		2.33%	0.88%	2.54%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg California Municipal Bond Index[2]		4.05%	1.08%	2.37%
Morningstar Muni California Long Category Average[3]		2.81%	0.89%	2.19%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment-grade, tax-exempt, fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,308,457,067%
Total number of portfolio holdings	410%
Total advisory fees paid	$5,576,323%
Portfolio turnover rate	80%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 11/1/33-10/1/56	10.1%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	5.6%
California Municipal Finance Authority, 3.537%-5.50%, due 7/15/29-7/1/57	4.4%
California Infrastructure & Economic Development Bank, 3.00%-5.889%, due 8/1/29-1/1/55	3.6%
Sacramento City Unified School District, (zero coupon)-5.50%, due 7/1/32-8/1/52	3.2%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/42-5/1/55	2.9%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/43-12/1/54	2.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.3%
California Health Facilities Financing Authority, 4.00%-5.25%, due 3/1/33-12/1/54	2.3%
* Excluding short-term investments
Top Industries
Other Revenue	28.6%
General Obligation	26.6%
Transportation	12.8%
Water & Sewer	11.1%
Education	5.9%
Hospital	5.4%
Utilities	4.5%
General	2.9%
Housing	1.2%
Certificate of Participation/Lease	0.5%
Other	0.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013759
PROD020-25
MSFR11A-12/25
NYLI Floating Rate Fund

NYLI MacKay California Muni Fund
Class C/MSCCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$104	1.03%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg California Municipal Bond Index was affected primarily by yield curve positioning. Out-of-Index exposure to non-rated bonds, as well as U.S. territories—particularly Puerto Rico—affected relative returns, as did underweight exposure to bonds maturing within 10 years. The Fund maintained overweight exposure to longer maturity bonds given apparent value at the long end of the curve, which were relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Geography	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Sector	Underweight allocation to the state general obligation category, driven by security selection	Detracted
Coupon	Underweight exposure to 5.0% to 5.25% bonds, impacted by security selection	Detracted
Credit quality	Underweight exposure to AA-rated credits, along with security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	2/28/2013	1.05%	0.59%	2.26%
Class C Shares - Excluding sales charges		2.04%	0.59%	2.26%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg California Municipal Bond Index[2]		4.05%	1.08%	2.37%
Morningstar Muni California Long Category Average[3]		2.81%	0.89%	2.19%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment-grade, tax-exempt, fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,308,457,067%
Total number of portfolio holdings	410%
Total advisory fees paid	$5,576,323%
Portfolio turnover rate	80%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 11/1/33-10/1/56	10.1%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	5.6%
California Municipal Finance Authority, 3.537%-5.50%, due 7/15/29-7/1/57	4.4%
California Infrastructure & Economic Development Bank, 3.00%-5.889%, due 8/1/29-1/1/55	3.6%
Sacramento City Unified School District, (zero coupon)-5.50%, due 7/1/32-8/1/52	3.2%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/42-5/1/55	2.9%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/43-12/1/54	2.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.3%
California Health Facilities Financing Authority, 4.00%-5.25%, due 3/1/33-12/1/54	2.3%
* Excluding short-term investments
Top Industries
Other Revenue	28.6%
General Obligation	26.6%
Transportation	12.8%
Water & Sewer	11.1%
Education	5.9%
Hospital	5.4%
Utilities	4.5%
General	2.9%
Housing	1.2%
Certificate of Participation/Lease	0.5%
Other	0.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013759
PROD020-25
MSFR11C-12/25
NYLI Floating Rate Fund

NYLI MacKay California Muni Fund
Class C2/MCAMX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C2	$119	1.18%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg California Municipal Bond Index was affected primarily by yield curve positioning. Out-of-Index exposure to non-rated bonds, as well as U.S. territories—particularly Puerto Rico—affected relative returns, as did underweight exposure to bonds maturing within 10 years. The Fund maintained overweight exposure to longer maturity bonds given apparent value at the long end of the curve, which were relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Geography	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Sector	Underweight allocation to the state general obligation category, driven by security selection	Detracted
Coupon	Underweight exposure to 5.0% to 5.25% bonds, impacted by security selection	Detracted
Credit quality	Underweight exposure to AA-rated credits, along with security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class C2 Shares - Including sales charges	8/31/2020	0.90%	0.45%	0.35%
Class C2 Shares - Excluding sales charges		1.89%	0.45%	0.35%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	1.07%
Bloomberg California Municipal Bond Index[2]		4.05%	1.08%	0.99%
Morningstar Muni California Long Category Average[3]		2.81%	0.89%	0.75%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment-grade, tax-exempt, fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,308,457,067%
Total number of portfolio holdings	410%
Total advisory fees paid	$5,576,323%
Portfolio turnover rate	80%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 11/1/33-10/1/56	10.1%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	5.6%
California Municipal Finance Authority, 3.537%-5.50%, due 7/15/29-7/1/57	4.4%
California Infrastructure & Economic Development Bank, 3.00%-5.889%, due 8/1/29-1/1/55	3.6%
Sacramento City Unified School District, (zero coupon)-5.50%, due 7/1/32-8/1/52	3.2%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/42-5/1/55	2.9%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/43-12/1/54	2.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.3%
California Health Facilities Financing Authority, 4.00%-5.25%, due 3/1/33-12/1/54	2.3%
* Excluding short-term investments
Top Industries
Other Revenue	28.6%
General Obligation	26.6%
Transportation	12.8%
Water & Sewer	11.1%
Education	5.9%
Hospital	5.4%
Utilities	4.5%
General	2.9%
Housing	1.2%
Certificate of Participation/Lease	0.5%
Other	0.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013759
PROD020-25
MSFR11I-12/25
NYLI Floating Rate Fund

NYLI MacKay California Muni Fund
Class I/MCOIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$51	0.50%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg California Municipal Bond Index was affected primarily by yield curve positioning. Out-of-Index exposure to non-rated bonds, as well as U.S. territories—particularly Puerto Rico—affected relative returns, as did underweight exposure to bonds maturing within 10 years. The Fund maintained overweight exposure to longer maturity bonds given apparent value at the long end of the curve, which were relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Geography	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Sector	Underweight allocation to the state general obligation category, driven by security selection	Detracted
Coupon	Underweight exposure to 5.0% to 5.25% bonds, impacted by security selection	Detracted
Credit quality	Underweight exposure to AA-rated credits, along with security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	2/28/2013	2.58%	1.12%	2.80%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg California Municipal Bond Index[2]		4.05%	1.08%	2.37%
Morningstar Muni California Long Category Average[3]		2.81%	0.89%	2.19%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment-grade, tax-exempt, fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,308,457,067%
Total number of portfolio holdings	410%
Total advisory fees paid	$5,576,323%
Portfolio turnover rate	80%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 11/1/33-10/1/56	10.1%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	5.6%
California Municipal Finance Authority, 3.537%-5.50%, due 7/15/29-7/1/57	4.4%
California Infrastructure & Economic Development Bank, 3.00%-5.889%, due 8/1/29-1/1/55	3.6%
Sacramento City Unified School District, (zero coupon)-5.50%, due 7/1/32-8/1/52	3.2%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/42-5/1/55	2.9%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/43-12/1/54	2.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.3%
California Health Facilities Financing Authority, 4.00%-5.25%, due 3/1/33-12/1/54	2.3%
* Excluding short-term investments
Top Industries
Other Revenue	28.6%
General Obligation	26.6%
Transportation	12.8%
Water & Sewer	11.1%
Education	5.9%
Hospital	5.4%
Utilities	4.5%
General	2.9%
Housing	1.2%
Certificate of Participation/Lease	0.5%
Other	0.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI MacKay California Muni Fund
Class R6/MSODX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$49	0.48%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg California Municipal Bond Index was affected primarily by yield curve positioning. Out-of-Index exposure to non-rated bonds, as well as U.S. territories—particularly Puerto Rico—affected relative returns, as did underweight exposure to bonds maturing within 10 years. The Fund maintained overweight exposure to longer maturity bonds given apparent value at the long end of the curve, which were relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Geography	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Sector	Underweight allocation to the state general obligation category, driven by security selection	Detracted
Coupon	Underweight exposure to 5.0% to 5.25% bonds, impacted by security selection	Detracted
Credit quality	Underweight exposure to AA-rated credits, along with security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	11/1/2019	2.60%	1.15%	1.43%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	1.57%
Bloomberg California Municipal Bond Index[2]		4.05%	1.08%	1.51%
Morningstar Muni California Long Category Average[3]		2.81%	0.89%	1.05%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment-grade, tax-exempt, fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,308,457,067%
Total number of portfolio holdings	410%
Total advisory fees paid	$5,576,323%
Portfolio turnover rate	80%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 11/1/33-10/1/56	10.1%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	5.6%
California Municipal Finance Authority, 3.537%-5.50%, due 7/15/29-7/1/57	4.4%
California Infrastructure & Economic Development Bank, 3.00%-5.889%, due 8/1/29-1/1/55	3.6%
Sacramento City Unified School District, (zero coupon)-5.50%, due 7/1/32-8/1/52	3.2%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/42-5/1/55	2.9%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/43-12/1/54	2.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.3%
California Health Facilities Financing Authority, 4.00%-5.25%, due 3/1/33-12/1/54	2.3%
* Excluding short-term investments
Top Industries
Other Revenue	28.6%
General Obligation	26.6%
Transportation	12.8%
Water & Sewer	11.1%
Education	5.9%
Hospital	5.4%
Utilities	4.5%
General	2.9%
Housing	1.2%
Certificate of Participation/Lease	0.5%
Other	0.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013759
PROD020-25
MSFR11R6-12/25
NYLI Floating Rate Fund

NYLI MacKay California Muni Fund
Investor Class/MSCVX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$79	0.78%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg California Municipal Bond Index was affected primarily by yield curve positioning. Out-of-Index exposure to non-rated bonds, as well as U.S. territories—particularly Puerto Rico—affected relative returns, as did underweight exposure to bonds maturing within 10 years. The Fund maintained overweight exposure to longer maturity bonds given apparent value at the long end of the curve, which were relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Geography	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Sector	Underweight allocation to the state general obligation category, driven by security selection	Detracted
Coupon	Underweight exposure to 5.0% to 5.25% bonds, impacted by security selection	Detracted
Credit quality	Underweight exposure to AA-rated credits, along with security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2013	(0.26)%	0.02%	2.04%
Investor Class Shares - Excluding sales charges		2.30%	0.84%	2.51%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg California Municipal Bond Index[2]		4.05%	1.08%	2.37%
Morningstar Muni California Long Category Average[3]		2.81%	0.89%	2.19%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment-grade, tax-exempt, fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,308,457,067%
Total number of portfolio holdings	410%
Total advisory fees paid	$5,576,323%
Portfolio turnover rate	80%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 11/1/33-10/1/56	10.1%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	5.6%
California Municipal Finance Authority, 3.537%-5.50%, due 7/15/29-7/1/57	4.4%
California Infrastructure & Economic Development Bank, 3.00%-5.889%, due 8/1/29-1/1/55	3.6%
Sacramento City Unified School District, (zero coupon)-5.50%, due 7/1/32-8/1/52	3.2%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/42-5/1/55	2.9%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/43-12/1/54	2.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.3%
California Health Facilities Financing Authority, 4.00%-5.25%, due 3/1/33-12/1/54	2.3%
* Excluding short-term investments
Top Industries
Other Revenue	28.6%
General Obligation	26.6%
Transportation	12.8%
Water & Sewer	11.1%
Education	5.9%
Hospital	5.4%
Utilities	4.5%
General	2.9%
Housing	1.2%
Certificate of Participation/Lease	0.5%
Other	0.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013759
PROD020-25
MSFR11INV-12/25
NYLI Floating Rate Fund

NYLI MacKay High Yield Muni Bond Fund
Class A/MMHAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay High Yield Muni Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	0.86%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index was affected primarily by yield curve positioning. Out-of-Index exposure to nonrated bonds and Puerto Rico credits affected relative returns, as did underweight exposure to bonds maturing within 10 years. The Fund maintained overweight exposure to longer-maturity bonds given the apparent value at the long end of the curve, which appeared relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Credit rating	Out-of-Index exposure to nonrated credits, primarily driven by security selection	Contributed
Geography	Overweight exposure to Puerto Rico credits, driven by security selection	Contributed
Sector	Overweight allocation to electric holdings, supported by security selection	Contributed
Maturity	Underweight allocation to bonds maturing within 10 years, affected by security selection	Detracted
Coupon	Underweight allocation to 5.0%–5.25% coupon bonds, affected by security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	3/31/2010	(0.44)%	1.17%	3.12%
Class A Shares - Excluding sales charges		2.64%	2.10%	3.60%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg High Yield Municipal Bond Index[2]		2.77%	3.02%	4.39%
High Yield Municipal Bond Composite Index[3]		3.33%	2.28%	3.62%
Morningstar High Yield Muni Category Average[4]		1.73%	1.43%	2.85%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal High Yield Bond Index, which is generally representative of the market sectors or type of investments in which the Fund invests, is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.

3.
The High Yield Municipal Bond Composite Index, which is generally representative of the market sectors or type of investments in which the Fund invests, consists of the Bloomberg High Yield Municipal Bond Index and the Bloomberg Municipal Bond Index weighted 60%/40%, respectively.

4.
The Morningstar High Yield Muni Category Average is representative of funds that invest a substantial portion of assets in high-income municipal securities that are not rated or that are rated at the level of or below BBB by a major ratings agency such as Standard & Poor’s or Moody’s. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$9,361,373,025%
Total number of portfolio holdings	1,377%
Total advisory fees paid	$49,813,989%
Portfolio turnover rate	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.1%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	4.1%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.6%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	3.0%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.9%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-12/1/50	2.7%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
Metropolitan Transportation Authority, 4.00%-5.00%, due 11/15/27-11/15/52	1.7%
* Excluding short-term investments
Top States
Puerto Rico	12.1%
New York	10.9%
Illinois	9.4%
California	5.7%
Texas	4.5%
Ohio	4.5%
Wisconsin	4.1%
Pennsylvania	3.7%
Florida	3.3%
Alabama	3.2%
Other	38.6%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013759
PROD020-25
MSFR11SI-12/25
NYLI Floating Rate Fund

NYLI MacKay High Yield Muni Bond Fund
Class C/MMHDX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay High Yield Muni Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$165	1.64%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index was affected primarily by yield curve positioning. Out-of-Index exposure to nonrated bonds and Puerto Rico credits affected relative returns, as did underweight exposure to bonds maturing within 10 years. The Fund maintained overweight exposure to longer-maturity bonds given the apparent value at the long end of the curve, which appeared relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Credit rating	Out-of-Index exposure to nonrated credits, primarily driven by security selection	Contributed
Geography	Overweight exposure to Puerto Rico credits, driven by security selection	Contributed
Sector	Overweight allocation to electric holdings, supported by security selection	Contributed
Maturity	Underweight allocation to bonds maturing within 10 years, affected by security selection	Detracted
Coupon	Underweight allocation to 5.0%–5.25% coupon bonds, affected by security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	3/31/2010	0.87%	1.34%	2.81%
Class C Shares - Excluding sales charges		1.86%	1.34%	2.81%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg High Yield Municipal Bond Index[2]		2.77%	3.02%	4.39%
High Yield Municipal Bond Composite Index[3]		3.33%	2.28%	3.62%
Morningstar High Yield Muni Category Average[4]		1.73%	1.43%	2.85%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal High Yield Bond Index, which is generally representative of the market sectors or type of investments in which the Fund invests, is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.

3.
The High Yield Municipal Bond Composite Index, which is generally representative of the market sectors or type of investments in which the Fund invests, consists of the Bloomberg High Yield Municipal Bond Index and the Bloomberg Municipal Bond Index weighted 60%/40%, respectively.

4.
The Morningstar High Yield Muni Category Average is representative of funds that invest a substantial portion of assets in high-income municipal securities that are not rated or that are rated at the level of or below BBB by a major ratings agency such as Standard & Poor’s or Moody’s. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$9,361,373,025%
Total number of portfolio holdings	1,377%
Total advisory fees paid	$49,813,989%
Portfolio turnover rate	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.1%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	4.1%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.6%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	3.0%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.9%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-12/1/50	2.7%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
Metropolitan Transportation Authority, 4.00%-5.00%, due 11/15/27-11/15/52	1.7%
* Excluding short-term investments
Top States
Puerto Rico	12.1%
New York	10.9%
Illinois	9.4%
California	5.7%
Texas	4.5%
Ohio	4.5%
Wisconsin	4.1%
Pennsylvania	3.7%
Florida	3.3%
Alabama	3.2%
Other	38.6%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013750
PROD020-25
MSCTF11A-12/25
NYLI MacKay California Muni Fund

NYLI MacKay High Yield Muni Bond Fund
Class I/MMHIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay High Yield Muni Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	0.61%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index was affected primarily by yield curve positioning. Out-of-Index exposure to nonrated bonds and Puerto Rico credits affected relative returns, as did underweight exposure to bonds maturing within 10 years. The Fund maintained overweight exposure to longer-maturity bonds given the apparent value at the long end of the curve, which appeared relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Credit rating	Out-of-Index exposure to nonrated credits, primarily driven by security selection	Contributed
Geography	Overweight exposure to Puerto Rico credits, driven by security selection	Contributed
Sector	Overweight allocation to electric holdings, supported by security selection	Contributed
Maturity	Underweight allocation to bonds maturing within 10 years, affected by security selection	Detracted
Coupon	Underweight allocation to 5.0%–5.25% coupon bonds, affected by security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	3/31/2010	2.89%	2.36%	3.86%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg High Yield Municipal Bond Index[2]		2.77%	3.02%	4.39%
High Yield Municipal Bond Composite Index[3]		3.33%	2.28%	3.62%
Morningstar High Yield Muni Category Average[4]		1.73%	1.43%	2.85%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal High Yield Bond Index, which is generally representative of the market sectors or type of investments in which the Fund invests, is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.

3.
The High Yield Municipal Bond Composite Index, which is generally representative of the market sectors or type of investments in which the Fund invests, consists of the Bloomberg High Yield Municipal Bond Index and the Bloomberg Municipal Bond Index weighted 60%/40%, respectively.

4.
The Morningstar High Yield Muni Category Average is representative of funds that invest a substantial portion of assets in high-income municipal securities that are not rated or that are rated at the level of or below BBB by a major ratings agency such as Standard & Poor’s or Moody’s. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$9,361,373,025%
Total number of portfolio holdings	1,377%
Total advisory fees paid	$49,813,989%
Portfolio turnover rate	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.1%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	4.1%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.6%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	3.0%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.9%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-12/1/50	2.7%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
Metropolitan Transportation Authority, 4.00%-5.00%, due 11/15/27-11/15/52	1.7%
* Excluding short-term investments
Top States
Puerto Rico	12.1%
New York	10.9%
Illinois	9.4%
California	5.7%
Texas	4.5%
Ohio	4.5%
Wisconsin	4.1%
Pennsylvania	3.7%
Florida	3.3%
Alabama	3.2%
Other	38.6%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013750
PROD020-25
MSCTF11C-12/25
NYLI MacKay California Muni Fund

NYLI MacKay High Yield Muni Bond Fund
Class R6/MMHEX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay High Yield Muni Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$57	0.56%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index was affected primarily by yield curve positioning. Out-of-Index exposure to nonrated bonds and Puerto Rico credits affected relative returns, as did underweight exposure to bonds maturing within 10 years. The Fund maintained overweight exposure to longer-maturity bonds given the apparent value at the long end of the curve, which appeared relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Credit rating	Out-of-Index exposure to nonrated credits, primarily driven by security selection	Contributed
Geography	Overweight exposure to Puerto Rico credits, driven by security selection	Contributed
Sector	Overweight allocation to electric holdings, supported by security selection	Contributed
Maturity	Underweight allocation to bonds maturing within 10 years, affected by security selection	Detracted
Coupon	Underweight allocation to 5.0%–5.25% coupon bonds, affected by security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	11/1/2019	3.04%	2.43%	2.33%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	1.57%
Bloomberg High Yield Municipal Bond Index[2]		2.77%	3.02%	2.72%
High Yield Municipal Bond Composite Index[3]		3.33%	2.28%	2.28%
Morningstar High Yield Muni Category Average[4]		1.73%	1.43%	1.30%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal High Yield Bond Index, which is generally representative of the market sectors or type of investments in which the Fund invests, is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.

3.
The High Yield Municipal Bond Composite Index, which is generally representative of the market sectors or type of investments in which the Fund invests, consists of the Bloomberg High Yield Municipal Bond Index and the Bloomberg Municipal Bond Index weighted 60%/40%, respectively.

4.
The Morningstar High Yield Muni Category Average is representative of funds that invest a substantial portion of assets in high-income municipal securities that are not rated or that are rated at the level of or below BBB by a major ratings agency such as Standard & Poor’s or Moody’s. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$9,361,373,025%
Total number of portfolio holdings	1,377%
Total advisory fees paid	$49,813,989%
Portfolio turnover rate	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.1%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	4.1%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.6%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	3.0%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.9%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-12/1/50	2.7%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
Metropolitan Transportation Authority, 4.00%-5.00%, due 11/15/27-11/15/52	1.7%
* Excluding short-term investments
Top States
Puerto Rico	12.1%
New York	10.9%
Illinois	9.4%
California	5.7%
Texas	4.5%
Ohio	4.5%
Wisconsin	4.1%
Pennsylvania	3.7%
Florida	3.3%
Alabama	3.2%
Other	38.6%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013750
PROD020-25
MSCTF11C2-12/25
NYLI MacKay California Muni Fund

NYLI MacKay High Yield Muni Bond Fund
Investor Class/MMHVX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay High Yield Muni Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$90	0.89%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index was affected primarily by yield curve positioning. Out-of-Index exposure to nonrated bonds and Puerto Rico credits affected relative returns, as did underweight exposure to bonds maturing within 10 years. The Fund maintained overweight exposure to longer-maturity bonds given the apparent value at the long end of the curve, which appeared relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Credit rating	Out-of-Index exposure to nonrated credits, primarily driven by security selection	Contributed
Geography	Overweight exposure to Puerto Rico credits, driven by security selection	Contributed
Sector	Overweight allocation to electric holdings, supported by security selection	Contributed
Maturity	Underweight allocation to bonds maturing within 10 years, affected by security selection	Detracted
Coupon	Underweight allocation to 5.0%–5.25% coupon bonds, affected by security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	3/31/2010	0.14%	1.27%	3.12%
Investor Class Shares - Excluding sales charges		2.71%	2.11%	3.59%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg High Yield Municipal Bond Index[2]		2.77%	3.02%	4.39%
High Yield Municipal Bond Composite Index[3]		3.33%	2.28%	3.62%
Morningstar High Yield Muni Category Average[4]		1.73%	1.43%	2.85%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal High Yield Bond Index, which is generally representative of the market sectors or type of investments in which the Fund invests, is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.

3.
The High Yield Municipal Bond Composite Index, which is generally representative of the market sectors or type of investments in which the Fund invests, consists of the Bloomberg High Yield Municipal Bond Index and the Bloomberg Municipal Bond Index weighted 60%/40%, respectively.

4.
The Morningstar High Yield Muni Category Average is representative of funds that invest a substantial portion of assets in high-income municipal securities that are not rated or that are rated at the level of or below BBB by a major ratings agency such as Standard & Poor’s or Moody’s. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$9,361,373,025%
Total number of portfolio holdings	1,377%
Total advisory fees paid	$49,813,989%
Portfolio turnover rate	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.1%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	4.1%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.6%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	3.0%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.9%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-12/1/50	2.7%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
Metropolitan Transportation Authority, 4.00%-5.00%, due 11/15/27-11/15/52	1.7%
* Excluding short-term investments
Top States
Puerto Rico	12.1%
New York	10.9%
Illinois	9.4%
California	5.7%
Texas	4.5%
Ohio	4.5%
Wisconsin	4.1%
Pennsylvania	3.7%
Florida	3.3%
Alabama	3.2%
Other	38.6%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013750
PROD020-25
MSCTF11I-12/25
NYLI MacKay California Muni Fund

NYLI MacKay Total Return Bond Fund
Class A/MTMAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$82	0.79%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was determined primarily by sector allocations. Relative returns benefited from a healthy debt capital market supported by a resilient U.S. economy, falling interest rates and tightening risk premiums, with holdings broadly diversified across interest rate, credit, and structure risk. Underweight exposure to the basis in agency mortgage-backed securities, as well as positioning among high-grade corporates, detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Non-agency mortgage credit	Overweight commercial mortgage obligations and seasoned credit risk transfers on valuations	Contributed
Non-agency commercial mortgage-backed securities	Overweight select SASB (single asset single borrower) and conduits with diversified property collateral	Contributed
Asset-backed securities	Overweight seasoned autos and whole business loans	Contributed
High yield	Overweight higher-quality, short duration BB credits	Contributed
Emerging markets	Overweight select USD-denominated corporates and sovereigns in stable countries with improving fundamentals	Contributed
Agency mortgage-backed securities	Underweight the basis (overweight higher coupon, underweight lower coupon)	Detracted
High-grade corporates	Underweight the sector, but overweight financials and utilities	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	1.91%	(0.26)%	1.94%
Class A Shares - Excluding sales charges		6.71%	0.66%	2.41%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
Morningstar Intermediate Core-Plus Bond Category Average[2]		6.39%	0.56%	2.37%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$483,222,992%
Total number of portfolio holdings	491%
Total advisory fees paid	$938,611%
Portfolio turnover rate	154%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/31/27-8/15/35	21.2%
GNMA, (zero coupon)-7.801%, due 7/20/44-3/16/66	5.6%
UMBS, 30 Year, 2.00%-6.00%, due 12/1/44-2/1/55	5.0%
U.S. Treasury Bonds, 4.75%-4.875%, due 8/15/45-8/15/55	4.5%
UMBS Pool, 30 Year, 2.00%-6.00%, due 9/1/51-8/1/55	2.6%
FHLMC STACR REMIC Trust, 5.533%-11.283%, due 9/25/41-1/25/50	2.0%
Connecticut Avenue Securities Trust, 5.883%-13.547%, due 11/25/39-2/25/45	1.9%
FHLMC, (zero coupon)-4.00%, due 1/15/41-6/25/55	1.8%
FNMA, (zero coupon)-3.50%, due 6/25/46-6/25/55	1.6%
Exeter Automobile Receivables Trust, 2.90%-6.99%, due 7/17/28-4/15/33	1.2%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	34.2%
Mortgage-Backed Securities	26.6%
Corporate Bonds	24.3%
Asset-Backed Securities	11.2%
Foreign Government Bonds	1.6%
Short-Term Investments	1.3%
Loan Assignments	0.4%
Common Stock	0.0%‡
Other Assets, Less Liabilities	0.4%
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
As of February 28, 2025, Neil Moriarty, III, Lesya Paisley, Michael DePalma, Cameron White and Zachary Aronson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013750
PROD020-25
MSCTF11R6-12/25
NYLI MacKay California Muni Fund

NYLI MacKay Total Return Bond Fund
Class C/MTMCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$187	1.81%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was determined primarily by sector allocations. Relative returns benefited from a healthy debt capital market supported by a resilient U.S. economy, falling interest rates and tightening risk premiums, with holdings broadly diversified across interest rate, credit, and structure risk. Underweight exposure to the basis in agency mortgage-backed securities, as well as positioning among high-grade corporates, detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Non-agency mortgage credit	Overweight commercial mortgage obligations and seasoned credit risk transfers on valuations	Contributed
Non-agency commercial mortgage-backed securities	Overweight select SASB (single asset single borrower) and conduits with diversified property collateral	Contributed
Asset-backed securities	Overweight seasoned autos and whole business loans	Contributed
High yield	Overweight higher-quality, short duration BB credits	Contributed
Emerging markets	Overweight select USD-denominated corporates and sovereigns in stable countries with improving fundamentals	Contributed
Agency mortgage-backed securities	Underweight the basis (overweight higher coupon, underweight lower coupon)	Detracted
High-grade corporates	Underweight the sector, but overweight financials and utilities	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	1/2/2004	4.59%	(0.37)%	1.46%
Class C Shares - Excluding sales charges		5.59%	(0.37)%	1.46%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
Morningstar Intermediate Core-Plus Bond Category Average[2]		6.39%	0.56%	2.37%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$483,222,992%
Total number of portfolio holdings	491%
Total advisory fees paid	$938,611%
Portfolio turnover rate	154%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/31/27-8/15/35	21.2%
GNMA, (zero coupon)-7.801%, due 7/20/44-3/16/66	5.6%
UMBS, 30 Year, 2.00%-6.00%, due 12/1/44-2/1/55	5.0%
U.S. Treasury Bonds, 4.75%-4.875%, due 8/15/45-8/15/55	4.5%
UMBS Pool, 30 Year, 2.00%-6.00%, due 9/1/51-8/1/55	2.6%
FHLMC STACR REMIC Trust, 5.533%-11.283%, due 9/25/41-1/25/50	2.0%
Connecticut Avenue Securities Trust, 5.883%-13.547%, due 11/25/39-2/25/45	1.9%
FHLMC, (zero coupon)-4.00%, due 1/15/41-6/25/55	1.8%
FNMA, (zero coupon)-3.50%, due 6/25/46-6/25/55	1.6%
Exeter Automobile Receivables Trust, 2.90%-6.99%, due 7/17/28-4/15/33	1.2%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	34.2%
Mortgage-Backed Securities	26.6%
Corporate Bonds	24.3%
Asset-Backed Securities	11.2%
Foreign Government Bonds	1.6%
Short-Term Investments	1.3%
Loan Assignments	0.4%
Common Stock	0.0%‡
Other Assets, Less Liabilities	0.4%
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
As of February 28, 2025, Neil Moriarty, III, Lesya Paisley, Michael DePalma, Cameron White and Zachary Aronson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013750
PROD020-25
MSCTF11INV-12/25
NYLI MacKay California Muni Fund

NYLI MacKay Total Return Bond Fund
Class I/MTMIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$39	0.38%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was determined primarily by sector allocations. Relative returns benefited from a healthy debt capital market supported by a resilient U.S. economy, falling interest rates and tightening risk premiums, with holdings broadly diversified across interest rate, credit, and structure risk. Underweight exposure to the basis in agency mortgage-backed securities, as well as positioning among high-grade corporates, detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Non-agency mortgage credit	Overweight commercial mortgage obligations and seasoned credit risk transfers on valuations	Contributed
Non-agency commercial mortgage-backed securities	Overweight select SASB (single asset single borrower) and conduits with diversified property collateral	Contributed
Asset-backed securities	Overweight seasoned autos and whole business loans	Contributed
High yield	Overweight higher-quality, short duration BB credits	Contributed
Emerging markets	Overweight select USD-denominated corporates and sovereigns in stable countries with improving fundamentals	Contributed
Agency mortgage-backed securities	Underweight the basis (overweight higher coupon, underweight lower coupon)	Detracted
High-grade corporates	Underweight the sector, but overweight financials and utilities	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	1/2/1991	7.03%	0.98%	2.74%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
Morningstar Intermediate Core-Plus Bond Category Average[2]		6.39%	0.56%	2.37%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$483,222,992%
Total number of portfolio holdings	491%
Total advisory fees paid	$938,611%
Portfolio turnover rate	154%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/31/27-8/15/35	21.2%
GNMA, (zero coupon)-7.801%, due 7/20/44-3/16/66	5.6%
UMBS, 30 Year, 2.00%-6.00%, due 12/1/44-2/1/55	5.0%
U.S. Treasury Bonds, 4.75%-4.875%, due 8/15/45-8/15/55	4.5%
UMBS Pool, 30 Year, 2.00%-6.00%, due 9/1/51-8/1/55	2.6%
FHLMC STACR REMIC Trust, 5.533%-11.283%, due 9/25/41-1/25/50	2.0%
Connecticut Avenue Securities Trust, 5.883%-13.547%, due 11/25/39-2/25/45	1.9%
FHLMC, (zero coupon)-4.00%, due 1/15/41-6/25/55	1.8%
FNMA, (zero coupon)-3.50%, due 6/25/46-6/25/55	1.6%
Exeter Automobile Receivables Trust, 2.90%-6.99%, due 7/17/28-4/15/33	1.2%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	34.2%
Mortgage-Backed Securities	26.6%
Corporate Bonds	24.3%
Asset-Backed Securities	11.2%
Foreign Government Bonds	1.6%
Short-Term Investments	1.3%
Loan Assignments	0.4%
Common Stock	0.0%‡
Other Assets, Less Liabilities	0.4%
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
As of February 28, 2025, Neil Moriarty, III, Lesya Paisley, Michael DePalma, Cameron White and Zachary Aronson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013761
PROD020-25
MSMHY11A-12/25
NYLI MacKay High Yield Muni Bond Fund

NYLI MacKay Total Return Bond Fund
Class R6/MTRDX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$40	0.38%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was determined primarily by sector allocations. Relative returns benefited from a healthy debt capital market supported by a resilient U.S. economy, falling interest rates and tightening risk premiums, with holdings broadly diversified across interest rate, credit, and structure risk. Underweight exposure to the basis in agency mortgage-backed securities, as well as positioning among high-grade corporates, detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Non-agency mortgage credit	Overweight commercial mortgage obligations and seasoned credit risk transfers on valuations	Contributed
Non-agency commercial mortgage-backed securities	Overweight select SASB (single asset single borrower) and conduits with diversified property collateral	Contributed
Asset-backed securities	Overweight seasoned autos and whole business loans	Contributed
High yield	Overweight higher-quality, short duration BB credits	Contributed
Emerging markets	Overweight select USD-denominated corporates and sovereigns in stable countries with improving fundamentals	Contributed
Agency mortgage-backed securities	Underweight the basis (overweight higher coupon, underweight lower coupon)	Detracted
High-grade corporates	Underweight the sector, but overweight financials and utilities	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class R6 Shares	12/29/2014	7.03%	1.00%	2.77%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
Morningstar Intermediate Core-Plus Bond Category Average[2]		6.39%	0.56%	2.37%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$483,222,992%
Total number of portfolio holdings	491%
Total advisory fees paid	$938,611%
Portfolio turnover rate	154%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/31/27-8/15/35	21.2%
GNMA, (zero coupon)-7.801%, due 7/20/44-3/16/66	5.6%
UMBS, 30 Year, 2.00%-6.00%, due 12/1/44-2/1/55	5.0%
U.S. Treasury Bonds, 4.75%-4.875%, due 8/15/45-8/15/55	4.5%
UMBS Pool, 30 Year, 2.00%-6.00%, due 9/1/51-8/1/55	2.6%
FHLMC STACR REMIC Trust, 5.533%-11.283%, due 9/25/41-1/25/50	2.0%
Connecticut Avenue Securities Trust, 5.883%-13.547%, due 11/25/39-2/25/45	1.9%
FHLMC, (zero coupon)-4.00%, due 1/15/41-6/25/55	1.8%
FNMA, (zero coupon)-3.50%, due 6/25/46-6/25/55	1.6%
Exeter Automobile Receivables Trust, 2.90%-6.99%, due 7/17/28-4/15/33	1.2%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	34.2%
Mortgage-Backed Securities	26.6%
Corporate Bonds	24.3%
Asset-Backed Securities	11.2%
Foreign Government Bonds	1.6%
Short-Term Investments	1.3%
Loan Assignments	0.4%
Common Stock	0.0%‡
Other Assets, Less Liabilities	0.4%
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
As of February 28, 2025, Neil Moriarty, III, Lesya Paisley, Michael DePalma, Cameron White and Zachary Aronson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013761
PROD020-25
MSMHY11C-12/25
NYLI MacKay High Yield Muni Bond Fund

NYLI MacKay Total Return Bond Fund
Investor Class/MTMNX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$109	1.06%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was determined primarily by sector allocations. Relative returns benefited from a healthy debt capital market supported by a resilient U.S. economy, falling interest rates and tightening risk premiums, with holdings broadly diversified across interest rate, credit, and structure risk. Underweight exposure to the basis in agency mortgage-backed securities, as well as positioning among high-grade corporates, detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Non-agency mortgage credit	Overweight commercial mortgage obligations and seasoned credit risk transfers on valuations	Contributed
Non-agency commercial mortgage-backed securities	Overweight select SASB (single asset single borrower) and conduits with diversified property collateral	Contributed
Asset-backed securities	Overweight seasoned autos and whole business loans	Contributed
High yield	Overweight higher-quality, short duration BB credits	Contributed
Emerging markets	Overweight select USD-denominated corporates and sovereigns in stable countries with improving fundamentals	Contributed
Agency mortgage-backed securities	Underweight the basis (overweight higher coupon, underweight lower coupon)	Detracted
High-grade corporates	Underweight the sector, but overweight financials and utilities	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	2.13%	(0.44)%	1.76%
Investor Class Shares - Excluding sales charges		6.38%	0.38%	2.23%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
Morningstar Intermediate Core-Plus Bond Category Average[2]		6.39%	0.56%	2.37%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$483,222,992%
Total number of portfolio holdings	491%
Total advisory fees paid	$938,611%
Portfolio turnover rate	154%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/31/27-8/15/35	21.2%
GNMA, (zero coupon)-7.801%, due 7/20/44-3/16/66	5.6%
UMBS, 30 Year, 2.00%-6.00%, due 12/1/44-2/1/55	5.0%
U.S. Treasury Bonds, 4.75%-4.875%, due 8/15/45-8/15/55	4.5%
UMBS Pool, 30 Year, 2.00%-6.00%, due 9/1/51-8/1/55	2.6%
FHLMC STACR REMIC Trust, 5.533%-11.283%, due 9/25/41-1/25/50	2.0%
Connecticut Avenue Securities Trust, 5.883%-13.547%, due 11/25/39-2/25/45	1.9%
FHLMC, (zero coupon)-4.00%, due 1/15/41-6/25/55	1.8%
FNMA, (zero coupon)-3.50%, due 6/25/46-6/25/55	1.6%
Exeter Automobile Receivables Trust, 2.90%-6.99%, due 7/17/28-4/15/33	1.2%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	34.2%
Mortgage-Backed Securities	26.6%
Corporate Bonds	24.3%
Asset-Backed Securities	11.2%
Foreign Government Bonds	1.6%
Short-Term Investments	1.3%
Loan Assignments	0.4%
Common Stock	0.0%‡
Other Assets, Less Liabilities	0.4%
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
As of February 28, 2025, Neil Moriarty, III, Lesya Paisley, Michael DePalma, Cameron White and Zachary Aronson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013761
PROD020-25
MSMHY11I-12/25
NYLI MacKay High Yield Muni Bond Fund

NYLI MacKay Total Return Bond Fund
SIMPLE Class/MTMSX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$101	0.98%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was determined primarily by sector allocations. Relative returns benefited from a healthy debt capital market supported by a resilient U.S. economy, falling interest rates and tightening risk premiums, with holdings broadly diversified across interest rate, credit, and structure risk. Underweight exposure to the basis in agency mortgage-backed securities, as well as positioning among high-grade corporates, detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Non-agency mortgage credit	Overweight commercial mortgage obligations and seasoned credit risk transfers on valuations	Contributed
Non-agency commercial mortgage-backed securities	Overweight select SASB (single asset single borrower) and conduits with diversified property collateral	Contributed
Asset-backed securities	Overweight seasoned autos and whole business loans	Contributed
High yield	Overweight higher-quality, short duration BB credits	Contributed
Emerging markets	Overweight select USD-denominated corporates and sovereigns in stable countries with improving fundamentals	Contributed
Agency mortgage-backed securities	Underweight the basis (overweight higher coupon, underweight lower coupon)	Detracted
High-grade corporates	Underweight the sector, but overweight financials and utilities	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	6.38%	0.33%	0.19%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	(0.32)%
Morningstar Intermediate Core-Plus Bond Category Average[2]		6.39%	0.56%	0.37%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$483,222,992%
Total number of portfolio holdings	491%
Total advisory fees paid	$938,611%
Portfolio turnover rate	154%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/31/27-8/15/35	21.2%
GNMA, (zero coupon)-7.801%, due 7/20/44-3/16/66	5.6%
UMBS, 30 Year, 2.00%-6.00%, due 12/1/44-2/1/55	5.0%
U.S. Treasury Bonds, 4.75%-4.875%, due 8/15/45-8/15/55	4.5%
UMBS Pool, 30 Year, 2.00%-6.00%, due 9/1/51-8/1/55	2.6%
FHLMC STACR REMIC Trust, 5.533%-11.283%, due 9/25/41-1/25/50	2.0%
Connecticut Avenue Securities Trust, 5.883%-13.547%, due 11/25/39-2/25/45	1.9%
FHLMC, (zero coupon)-4.00%, due 1/15/41-6/25/55	1.8%
FNMA, (zero coupon)-3.50%, due 6/25/46-6/25/55	1.6%
Exeter Automobile Receivables Trust, 2.90%-6.99%, due 7/17/28-4/15/33	1.2%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	34.2%
Mortgage-Backed Securities	26.6%
Corporate Bonds	24.3%
Asset-Backed Securities	11.2%
Foreign Government Bonds	1.6%
Short-Term Investments	1.3%
Loan Assignments	0.4%
Common Stock	0.0%‡
Other Assets, Less Liabilities	0.4%
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
As of February 28, 2025, Neil Moriarty, III, Lesya Paisley, Michael DePalma, Cameron White and Zachary Aronson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013761
PROD020-25
MSMHY11R6-12/25
NYLI MacKay High Yield Muni Bond Fund

NYLI Epoch Global Equity Yield Fund
Class A/EPSPX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Epoch Global Equity Yield Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$118	1.09%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI World Index (Net) was determined primarily by security selection. The strongest contributions to relative performance came from holdings in health care and consumer staples. The most significant detractors included security selection in communication services and consumer discretionary.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Security selection among pharmaceutical companies and health care providers	Contributed
Consumer staples	Security selection among beverage companies and underweight exposure to household product companies	Contributed
Communication services	Underweight exposure to Alphabet and exposure to Omnicom	Detracted
Consumer discretionary	Lack of exposure to Tesla or Amazon, and exposure to Restaurant Brands	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	8/2/2006	10.12%	13.12%	7.50%
Class A Shares - Excluding sales charges		16.53%	14.40%	8.11%
MSCI World Index (Net)[1]		22.02%	15.58%	11.79%
Global Equity Yield Composite Index[2]		8.84%	9.87%	7.70%
Morningstar Global Large Stock Value Category Average[3]		18.41%	14.60%	9.00%
1.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

3.
Morningstar Global Large Stock Value Category Average portfolios invest in a variety of international stocks and typically skew towards large caps that are less expensive or growing more slowly than other global large-cap stocks. Global large stock value portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe’s emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$834,037,115%
Total number of portfolio holdings	113%
Total advisory fees paid	$5,105,799%
Portfolio turnover rate	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Microsoft Corp.	2.4%
Dell Technologies, Inc., Class C	2.4%
Cisco Systems, Inc.	2.2%
International Business Machines Corp.	2.2%
Hewlett Packard Enterprise Co.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2.1%
AbbVie, Inc.	1.7%
Samsung Electronics Co. Ltd., GDR	1.6%
CVS Health Corp.	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	8.7%
Pharmaceuticals	8.4%
Technology Hardware, Storage & Peripherals	8.3%
Banks	7.3%
Insurance	5.2%
Electric Utilities	4.8%
Diversified Telecommunication Services	4.2%
Oil, Gas & Consumable Fuels	3.0%
Aerospace & Defense	2.9%
Beverages	2.5%
Other	44.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013761
PROD020-25
MSMHY11INV-12/25
NYLI MacKay High Yield Muni Bond Fund

NYLI Epoch Global Equity Yield Fund
Class C/EPSKX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Epoch Global Equity Yield Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$198	1.84%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI World Index (Net) was determined primarily by security selection. The strongest contributions to relative performance came from holdings in health care and consumer staples. The most significant detractors included security selection in communication services and consumer discretionary.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Security selection among pharmaceutical companies and health care providers	Contributed
Consumer staples	Security selection among beverage companies and underweight exposure to household product companies	Contributed
Communication services	Underweight exposure to Alphabet and exposure to Omnicom	Detracted
Consumer discretionary	Lack of exposure to Tesla or Amazon, and exposure to Restaurant Brands	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	11/16/2009	14.71%	13.55%	7.31%
Class C Shares - Excluding sales charges		15.71%	13.55%	7.31%
MSCI World Index (Net)[1]		22.02%	15.58%	11.79%
Global Equity Yield Composite Index[2]		8.84%	9.87%	7.70%
Morningstar Global Large Stock Value Category Average[3]		18.41%	14.60%	9.00%
1.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

3.
Morningstar Global Large Stock Value Category Average portfolios invest in a variety of international stocks and typically skew towards large caps that are less expensive or growing more slowly than other global large-cap stocks. Global large stock value portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe’s emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$834,037,115%
Total number of portfolio holdings	113%
Total advisory fees paid	$5,105,799%
Portfolio turnover rate	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Microsoft Corp.	2.4%
Dell Technologies, Inc., Class C	2.4%
Cisco Systems, Inc.	2.2%
International Business Machines Corp.	2.2%
Hewlett Packard Enterprise Co.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2.1%
AbbVie, Inc.	1.7%
Samsung Electronics Co. Ltd., GDR	1.6%
CVS Health Corp.	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	8.7%
Pharmaceuticals	8.4%
Technology Hardware, Storage & Peripherals	8.3%
Banks	7.3%
Insurance	5.2%
Electric Utilities	4.8%
Diversified Telecommunication Services	4.2%
Oil, Gas & Consumable Fuels	3.0%
Aerospace & Defense	2.9%
Beverages	2.5%
Other	44.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013953
PROD020-25
MSTRB11A-12/25
NYLI MacKay Total Return Bond Fund

NYLI Epoch Global Equity Yield Fund
Class I/EPSYX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Epoch Global Equity Yield Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$91	0.84%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI World Index (Net) was determined primarily by security selection. The strongest contributions to relative performance came from holdings in health care and consumer staples. The most significant detractors included security selection in communication services and consumer discretionary.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Security selection among pharmaceutical companies and health care providers	Contributed
Consumer staples	Security selection among beverage companies and underweight exposure to household product companies	Contributed
Communication services	Underweight exposure to Alphabet and exposure to Omnicom	Detracted
Consumer discretionary	Lack of exposure to Tesla or Amazon, and exposure to Restaurant Brands	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	12/27/2005	16.82%	14.69%	8.39%
MSCI World Index (Net)[1]		22.02%	15.58%	11.79%
Global Equity Yield Composite Index[2]		8.84%	9.87%	7.70%
Morningstar Global Large Stock Value Category Average[3]		18.41%	14.60%	9.00%
1.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

3.
Morningstar Global Large Stock Value Category Average portfolios invest in a variety of international stocks and typically skew towards large caps that are less expensive or growing more slowly than other global large-cap stocks. Global large stock value portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe’s emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$834,037,115%
Total number of portfolio holdings	113%
Total advisory fees paid	$5,105,799%
Portfolio turnover rate	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Microsoft Corp.	2.4%
Dell Technologies, Inc., Class C	2.4%
Cisco Systems, Inc.	2.2%
International Business Machines Corp.	2.2%
Hewlett Packard Enterprise Co.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2.1%
AbbVie, Inc.	1.7%
Samsung Electronics Co. Ltd., GDR	1.6%
CVS Health Corp.	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	8.7%
Pharmaceuticals	8.4%
Technology Hardware, Storage & Peripherals	8.3%
Banks	7.3%
Insurance	5.2%
Electric Utilities	4.8%
Diversified Telecommunication Services	4.2%
Oil, Gas & Consumable Fuels	3.0%
Aerospace & Defense	2.9%
Beverages	2.5%
Other	44.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI Epoch Global Equity Yield Fund
Class R6/EPSRX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Epoch Global Equity Yield Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$80	0.74%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI World Index (Net) was determined primarily by security selection. The strongest contributions to relative performance came from holdings in health care and consumer staples. The most significant detractors included security selection in communication services and consumer discretionary.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Security selection among pharmaceutical companies and health care providers	Contributed
Consumer staples	Security selection among beverage companies and underweight exposure to household product companies	Contributed
Communication services	Underweight exposure to Alphabet and exposure to Omnicom	Detracted
Consumer discretionary	Lack of exposure to Tesla or Amazon, and exposure to Restaurant Brands	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class R6 Shares	6/17/2013	16.91%	14.81%	8.37%
MSCI World Index (Net)[1]		22.02%	15.58%	11.79%
Global Equity Yield Composite Index[2]		8.84%	9.87%	7.70%
Morningstar Global Large Stock Value Category Average[3]		18.41%	14.60%	9.00%
1.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

3.
Morningstar Global Large Stock Value Category Average portfolios invest in a variety of international stocks and typically skew towards large caps that are less expensive or growing more slowly than other global large-cap stocks. Global large stock value portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe’s emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$834,037,115%
Total number of portfolio holdings	113%
Total advisory fees paid	$5,105,799%
Portfolio turnover rate	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Microsoft Corp.	2.4%
Dell Technologies, Inc., Class C	2.4%
Cisco Systems, Inc.	2.2%
International Business Machines Corp.	2.2%
Hewlett Packard Enterprise Co.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2.1%
AbbVie, Inc.	1.7%
Samsung Electronics Co. Ltd., GDR	1.6%
CVS Health Corp.	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	8.7%
Pharmaceuticals	8.4%
Technology Hardware, Storage & Peripherals	8.3%
Banks	7.3%
Insurance	5.2%
Electric Utilities	4.8%
Diversified Telecommunication Services	4.2%
Oil, Gas & Consumable Fuels	3.0%
Aerospace & Defense	2.9%
Beverages	2.5%
Other	44.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013953
PROD020-25
MSTRB11C-12/25
NYLI MacKay Total Return Bond Fund

NYLI Epoch Global Equity Yield Fund
Investor Class/EPSIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Epoch Global Equity Yield Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$125	1.15%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI World Index (Net) was determined primarily by security selection. The strongest contributions to relative performance came from holdings in health care and consumer staples. The most significant detractors included security selection in communication services and consumer discretionary.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Security selection among pharmaceutical companies and health care providers	Contributed
Consumer staples	Security selection among beverage companies and underweight exposure to household product companies	Contributed
Communication services	Underweight exposure to Alphabet and exposure to Omnicom	Detracted
Consumer discretionary	Lack of exposure to Tesla or Amazon, and exposure to Restaurant Brands	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	11/16/2009	10.62%	13.16%	7.47%
Investor Class Shares - Excluding sales charges		16.45%	14.33%	8.08%
MSCI World Index (Net)[1]		22.02%	15.58%	11.79%
Global Equity Yield Composite Index[2]		8.84%	9.87%	7.70%
Morningstar Global Large Stock Value Category Average[3]		18.41%	14.60%	9.00%
1.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

3.
Morningstar Global Large Stock Value Category Average portfolios invest in a variety of international stocks and typically skew towards large caps that are less expensive or growing more slowly than other global large-cap stocks. Global large stock value portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe’s emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$834,037,115%
Total number of portfolio holdings	113%
Total advisory fees paid	$5,105,799%
Portfolio turnover rate	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Microsoft Corp.	2.4%
Dell Technologies, Inc., Class C	2.4%
Cisco Systems, Inc.	2.2%
International Business Machines Corp.	2.2%
Hewlett Packard Enterprise Co.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2.1%
AbbVie, Inc.	1.7%
Samsung Electronics Co. Ltd., GDR	1.6%
CVS Health Corp.	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	8.7%
Pharmaceuticals	8.4%
Technology Hardware, Storage & Peripherals	8.3%
Banks	7.3%
Insurance	5.2%
Electric Utilities	4.8%
Diversified Telecommunication Services	4.2%
Oil, Gas & Consumable Fuels	3.0%
Aerospace & Defense	2.9%
Beverages	2.5%
Other	44.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013953
PROD020-25
MSTRB11I-12/25
NYLI MacKay Total Return Bond Fund

NYLI Epoch U.S. Equity Yield Fund
Class A/EPLPX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$110	1.05%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Value Index was determined by both security selection and sector allocation. The strongest contributions to relative performance came from overweight exposure to and security selection in information technology, and from stock selection in energy. The most significant detractors included security selection in communication services and underweight allocation to and security selection in financials, while negative exposure to market sensitivity also modestly weighed on relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Overweight allocation and security selection in semiconductors and IT services	Contributed
Energy	Strong stock selection in oil, gas and consumable fuel names	Contributed
Communication services	Underexposure to Alphabet and exposure to Omnicom	Detracted
Financials	Underweight sector allocation and security selection in banks and capital markets firms	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	2/3/2009	3.79%	12.78%	9.34%
Class A Shares - Excluding sales charges		9.83%	14.06%	9.96%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Value Index[2]		11.15%	14.28%	9.97%
U.S. Equity Yield Composite Index[3]		5.21%	10.27%	9.28%
Morningstar Large Value Category Average[4]		10.51%	14.46%	10.09%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,117,184,946%
Total number of portfolio holdings	99%
Total advisory fees paid	$7,146,392%
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Bank of America Corp.	2.3%
JPMorgan Chase & Co.	2.2%
Johnson & Johnson	2.2%
MetLife, Inc.	2.1%
AbbVie, Inc.	2.1%
CVS Health Corp.	1.9%
Cummins, Inc.	1.9%
Microsoft Corp.	1.8%
Chevron Corp.	1.8%
* Excluding short-term investments
Top Industries
Banks	9.9%
Electric Utilities	6.6%
Pharmaceuticals	6.1%
Semiconductors & Semiconductor Equipment	5.4%
Oil, Gas & Consumable Fuels	4.6%
Insurance	4.4%
Technology Hardware, Storage & Peripherals	3.9%
Electrical Equipment	3.6%
Biotechnology	3.4%
Machinery	3.2%
Other	48.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI Epoch U.S. Equity Yield Fund
Class C/EPLKX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$217	2.08%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Value Index was determined by both security selection and sector allocation. The strongest contributions to relative performance came from overweight exposure to and security selection in information technology, and from stock selection in energy. The most significant detractors included security selection in communication services and underweight allocation to and security selection in financials, while negative exposure to market sensitivity also modestly weighed on relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Overweight allocation and security selection in semiconductors and IT services	Contributed
Energy	Strong stock selection in oil, gas and consumable fuel names	Contributed
Communication services	Underexposure to Alphabet and exposure to Omnicom	Detracted
Financials	Underweight sector allocation and security selection in banks and capital markets firms	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	11/16/2009	7.75%	12.92%	8.89%
Class C Shares - Excluding sales charges		8.75%	12.92%	8.89%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Value Index[2]		11.15%	14.28%	9.97%
U.S. Equity Yield Composite Index[3]		5.21%	10.27%	9.28%
Morningstar Large Value Category Average[4]		10.51%	14.46%	10.09%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,117,184,946%
Total number of portfolio holdings	99%
Total advisory fees paid	$7,146,392%
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Bank of America Corp.	2.3%
JPMorgan Chase & Co.	2.2%
Johnson & Johnson	2.2%
MetLife, Inc.	2.1%
AbbVie, Inc.	2.1%
CVS Health Corp.	1.9%
Cummins, Inc.	1.9%
Microsoft Corp.	1.8%
Chevron Corp.	1.8%
* Excluding short-term investments
Top Industries
Banks	9.9%
Electric Utilities	6.6%
Pharmaceuticals	6.1%
Semiconductors & Semiconductor Equipment	5.4%
Oil, Gas & Consumable Fuels	4.6%
Insurance	4.4%
Technology Hardware, Storage & Peripherals	3.9%
Electrical Equipment	3.6%
Biotechnology	3.4%
Machinery	3.2%
Other	48.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI Epoch U.S. Equity Yield Fund
Class I/EPLCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$77	0.73%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Value Index was determined by both security selection and sector allocation. The strongest contributions to relative performance came from overweight exposure to and security selection in information technology, and from stock selection in energy. The most significant detractors included security selection in communication services and underweight allocation to and security selection in financials, while negative exposure to market sensitivity also modestly weighed on relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Overweight allocation and security selection in semiconductors and IT services	Contributed
Energy	Strong stock selection in oil, gas and consumable fuel names	Contributed
Communication services	Underexposure to Alphabet and exposure to Omnicom	Detracted
Financials	Underweight sector allocation and security selection in banks and capital markets firms	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	12/3/2008	10.18%	14.44%	10.29%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Value Index[2]		11.15%	14.28%	9.97%
U.S. Equity Yield Composite Index[3]		5.21%	10.27%	9.28%
Morningstar Large Value Category Average[4]		10.51%	14.46%	10.09%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,117,184,946%
Total number of portfolio holdings	99%
Total advisory fees paid	$7,146,392%
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Bank of America Corp.	2.3%
JPMorgan Chase & Co.	2.2%
Johnson & Johnson	2.2%
MetLife, Inc.	2.1%
AbbVie, Inc.	2.1%
CVS Health Corp.	1.9%
Cummins, Inc.	1.9%
Microsoft Corp.	1.8%
Chevron Corp.	1.8%
* Excluding short-term investments
Top Industries
Banks	9.9%
Electric Utilities	6.6%
Pharmaceuticals	6.1%
Semiconductors & Semiconductor Equipment	5.4%
Oil, Gas & Consumable Fuels	4.6%
Insurance	4.4%
Technology Hardware, Storage & Peripherals	3.9%
Electrical Equipment	3.6%
Biotechnology	3.4%
Machinery	3.2%
Other	48.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI Epoch U.S. Equity Yield Fund
Class R6/EPLDX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$77	0.73%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Value Index was determined by both security selection and sector allocation. The strongest contributions to relative performance came from overweight exposure to and security selection in information technology, and from stock selection in energy. The most significant detractors included security selection in communication services and underweight allocation to and security selection in financials, while negative exposure to market sensitivity also modestly weighed on relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Overweight allocation and security selection in semiconductors and IT services	Contributed
Energy	Strong stock selection in oil, gas and consumable fuel names	Contributed
Communication services	Underexposure to Alphabet and exposure to Omnicom	Detracted
Financials	Underweight sector allocation and security selection in banks and capital markets firms	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	5/8/2017	10.18%	14.43%	10.01%
Russell 3000®Index[1]		20.81%	16.74%	14.39%
Russell 1000® Value Index[2]		11.15%	14.28%	9.56%
U.S. Equity Yield Composite Index[3]		5.21%	10.27%	8.68%
Morningstar Large Value Category Average[4]		10.51%	14.46%	9.66%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,117,184,946%
Total number of portfolio holdings	99%
Total advisory fees paid	$7,146,392%
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Bank of America Corp.	2.3%
JPMorgan Chase & Co.	2.2%
Johnson & Johnson	2.2%
MetLife, Inc.	2.1%
AbbVie, Inc.	2.1%
CVS Health Corp.	1.9%
Cummins, Inc.	1.9%
Microsoft Corp.	1.8%
Chevron Corp.	1.8%
* Excluding short-term investments
Top Industries
Banks	9.9%
Electric Utilities	6.6%
Pharmaceuticals	6.1%
Semiconductors & Semiconductor Equipment	5.4%
Oil, Gas & Consumable Fuels	4.6%
Insurance	4.4%
Technology Hardware, Storage & Peripherals	3.9%
Electrical Equipment	3.6%
Biotechnology	3.4%
Machinery	3.2%
Other	48.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013953
PROD020-25
MSTRB11R6-12/25
NYLI MacKay Total Return Bond Fund

NYLI Epoch U.S. Equity Yield Fund
Investor Class/EPLIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$139	1.33%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Value Index was determined by both security selection and sector allocation. The strongest contributions to relative performance came from overweight exposure to and security selection in information technology, and from stock selection in energy. The most significant detractors included security selection in communication services and underweight allocation to and security selection in financials, while negative exposure to market sensitivity also modestly weighed on relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Overweight allocation and security selection in semiconductors and IT services	Contributed
Energy	Strong stock selection in oil, gas and consumable fuel names	Contributed
Communication services	Underexposure to Alphabet and exposure to Omnicom	Detracted
Financials	Underweight sector allocation and security selection in banks and capital markets firms	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	11/16/2009	4.05%	12.59%	9.09%
Investor Class Shares - Excluding sales charges		9.52%	13.75%	9.70%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Value Index[2]		11.15%	14.28%	9.97%
U.S. Equity Yield Composite Index[3]		5.21%	10.27%	9.28%
Morningstar Large Value Category Average[4]		10.51%	14.46%	10.09%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,117,184,946%
Total number of portfolio holdings	99%
Total advisory fees paid	$7,146,392%
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Bank of America Corp.	2.3%
JPMorgan Chase & Co.	2.2%
Johnson & Johnson	2.2%
MetLife, Inc.	2.1%
AbbVie, Inc.	2.1%
CVS Health Corp.	1.9%
Cummins, Inc.	1.9%
Microsoft Corp.	1.8%
Chevron Corp.	1.8%
* Excluding short-term investments
Top Industries
Banks	9.9%
Electric Utilities	6.6%
Pharmaceuticals	6.1%
Semiconductors & Semiconductor Equipment	5.4%
Oil, Gas & Consumable Fuels	4.6%
Insurance	4.4%
Technology Hardware, Storage & Peripherals	3.9%
Electrical Equipment	3.6%
Biotechnology	3.4%
Machinery	3.2%
Other	48.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013953
PROD020-25
MSTRB11INV-12/25
NYLI MacKay Total Return Bond Fund

NYLI Epoch U.S. Equity Yield Fund
SIMPLE Class/EPLMX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SIMPLE Class	$136	1.30%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Value Index was determined by both security selection and sector allocation. The strongest contributions to relative performance came from overweight exposure to and security selection in information technology, and from stock selection in energy. The most significant detractors included security selection in communication services and underweight allocation to and security selection in financials, while negative exposure to market sensitivity also modestly weighed on relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Overweight allocation and security selection in semiconductors and IT services	Contributed
Energy	Strong stock selection in oil, gas and consumable fuel names	Contributed
Communication services	Underexposure to Alphabet and exposure to Omnicom	Detracted
Financials	Underweight sector allocation and security selection in banks and capital markets firms	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	9.60%	13.64%	12.25%
Russell 3000®Index[1]		20.81%	16.74%	14.84%
Russell 1000® Value Index[2]		11.15%	14.28%	12.95%
U.S. Equity Yield Composite Index[3]		5.21%	10.27%	8.87%
Morningstar Large Value Category Average[4]		10.51%	14.46%	13.13%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,117,184,946%
Total number of portfolio holdings	99%
Total advisory fees paid	$7,146,392%
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Bank of America Corp.	2.3%
JPMorgan Chase & Co.	2.2%
Johnson & Johnson	2.2%
MetLife, Inc.	2.1%
AbbVie, Inc.	2.1%
CVS Health Corp.	1.9%
Cummins, Inc.	1.9%
Microsoft Corp.	1.8%
Chevron Corp.	1.8%
* Excluding short-term investments
Top Industries
Banks	9.9%
Electric Utilities	6.6%
Pharmaceuticals	6.1%
Semiconductors & Semiconductor Equipment	5.4%
Oil, Gas & Consumable Fuels	4.6%
Insurance	4.4%
Technology Hardware, Storage & Peripherals	3.9%
Electrical Equipment	3.6%
Biotechnology	3.4%
Machinery	3.2%
Other	48.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013953
PROD020-25
MSTRB11SI-12/25
NYLI MacKay Total Return Bond Fund

NYLI Candriam Emerging Markets Equity Fund
Class A/MCYAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Candriam Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$159	1.37%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI Emerging Markets Index (Net) was determined primarily by security selection. Returns benefited particularly from security selection in the South African materials sector (precious and industrial metals), the South Korean industrial and technology sectors (infrastructure upgrades; AI-related companies in memory chips), and the Argentine energy sector (market-friendly government reforms). Positions in the Indian market detracted amid market-wide profit taking, a weak earnings seasons and geopolitical uncertainty.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Materials sector	Security selection	Contributed
Korean industrials	Security selection	Contributed
Argentina	Security selection	Contributed
India	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	11/15/2017	24.60%	4.68%	4.06%
Class A Shares - Excluding sales charges		31.85%	5.87%	4.80%
MSCI Emerging Markets Index (Net)[1]		27.91%	7.46%	5.47%
Morningstar Diversified Emerging Markets Category Average[2]		24.93%	7.63%	5.04%
1.
The Fund has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

2.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$118,104,900%
Total number of portfolio holdings	119%
Total advisory fees paid	$690,189%
Portfolio turnover rate	189%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.8%
Tencent Holdings Ltd.	5.8%
Samsung Electronics Co. Ltd., 1.88%	4.8%
Alibaba Group Holding Ltd.	3.8%
SK hynix, Inc.	3.3%
Al Rajhi Bank	1.9%
HDFC Bank Ltd.	1.8%
Samsung Heavy Industries Co. Ltd.	1.6%
Delta Electronics, Inc.	1.3%
Reliance Industries Ltd.	1.2%
* Excluding short-term investments
Top Countries
China	28.9%
Taiwan	19.8%
Republic of Korea	16.1%
India	13.8%
Brazil	4.5%
South Africa	3.3%
United States	2.1%
Turkey	1.9%
Saudi Arabia	1.9%
Peru	1.8%
Other	5.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013736
PROD020-25
MSEGE11A-12/25
NYLI Epoch Global Equity Yield Fund

NYLI Candriam Emerging Markets Equity Fund
Class C/MCYCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Candriam Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$257	2.23%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI Emerging Markets Index (Net) was determined primarily by security selection. Returns benefited particularly from security selection in the South African materials sector (precious and industrial metals), the South Korean industrial and technology sectors (infrastructure upgrades; AI-related companies in memory chips), and the Argentine energy sector (market-friendly government reforms). Positions in the Indian market detracted amid market-wide profit taking, a weak earnings seasons and geopolitical uncertainty.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Materials sector	Security selection	Contributed
Korean industrials	Security selection	Contributed
Argentina	Security selection	Contributed
India	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class C Shares - Including sales charges	11/15/2017	29.73%	4.98%	3.91%
Class C Shares - Excluding sales charges		30.73%	4.98%	3.91%
MSCI Emerging Markets Index (Net)[1]		27.91%	7.46%	5.47%
Morningstar Diversified Emerging Markets Category Average[2]		24.93%	7.63%	5.04%
1.
The Fund has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

2.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$118,104,900%
Total number of portfolio holdings	119%
Total advisory fees paid	$690,189%
Portfolio turnover rate	189%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.8%
Tencent Holdings Ltd.	5.8%
Samsung Electronics Co. Ltd., 1.88%	4.8%
Alibaba Group Holding Ltd.	3.8%
SK hynix, Inc.	3.3%
Al Rajhi Bank	1.9%
HDFC Bank Ltd.	1.8%
Samsung Heavy Industries Co. Ltd.	1.6%
Delta Electronics, Inc.	1.3%
Reliance Industries Ltd.	1.2%
* Excluding short-term investments
Top Countries
China	28.9%
Taiwan	19.8%
Republic of Korea	16.1%
India	13.8%
Brazil	4.5%
South Africa	3.3%
United States	2.1%
Turkey	1.9%
Saudi Arabia	1.9%
Peru	1.8%
Other	5.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013736
PROD020-25
MSEGE11C-12/25
NYLI Epoch Global Equity Yield Fund

NYLI Candriam Emerging Markets Equity Fund
Class I/MCYIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Candriam Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$117	1.01%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI Emerging Markets Index (Net) was determined primarily by security selection. Returns benefited particularly from security selection in the South African materials sector (precious and industrial metals), the South Korean industrial and technology sectors (infrastructure upgrades; AI-related companies in memory chips), and the Argentine energy sector (market-friendly government reforms). Positions in the Indian market detracted amid market-wide profit taking, a weak earnings seasons and geopolitical uncertainty.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Materials sector	Security selection	Contributed
Korean industrials	Security selection	Contributed
Argentina	Security selection	Contributed
India	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class I Shares	11/15/2017	32.40%	6.27%	5.17%
MSCI Emerging Markets Index (Net)[1]		27.91%	7.46%	5.47%
Morningstar Diversified Emerging Markets Category Average[2]		24.93%	7.63%	5.04%
1.
The Fund has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

2.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$118,104,900%
Total number of portfolio holdings	119%
Total advisory fees paid	$690,189%
Portfolio turnover rate	189%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.8%
Tencent Holdings Ltd.	5.8%
Samsung Electronics Co. Ltd., 1.88%	4.8%
Alibaba Group Holding Ltd.	3.8%
SK hynix, Inc.	3.3%
Al Rajhi Bank	1.9%
HDFC Bank Ltd.	1.8%
Samsung Heavy Industries Co. Ltd.	1.6%
Delta Electronics, Inc.	1.3%
Reliance Industries Ltd.	1.2%
* Excluding short-term investments
Top Countries
China	28.9%
Taiwan	19.8%
Republic of Korea	16.1%
India	13.8%
Brazil	4.5%
South Africa	3.3%
United States	2.1%
Turkey	1.9%
Saudi Arabia	1.9%
Peru	1.8%
Other	5.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013736
PROD020-25
MSEGE11I-12/25
NYLI Epoch Global Equity Yield Fund

NYLI Candriam Emerging Markets Equity Fund
Class R6/MCYSX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Candriam Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$117	1.01%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI Emerging Markets Index (Net) was determined primarily by security selection. Returns benefited particularly from security selection in the South African materials sector (precious and industrial metals), the South Korean industrial and technology sectors (infrastructure upgrades; AI-related companies in memory chips), and the Argentine energy sector (market-friendly government reforms). Positions in the Indian market detracted amid market-wide profit taking, a weak earnings seasons and geopolitical uncertainty.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Materials sector	Security selection	Contributed
Korean industrials	Security selection	Contributed
Argentina	Security selection	Contributed
India	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	11/15/2017	32.36%	6.25%	5.18%
MSCI Emerging Markets Index (Net)[1]		27.91%	7.46%	5.47%
Morningstar Diversified Emerging Markets Category Average[2]		24.93%	7.63%	5.04%
1.
The Fund has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

2.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$118,104,900%
Total number of portfolio holdings	119%
Total advisory fees paid	$690,189%
Portfolio turnover rate	189%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.8%
Tencent Holdings Ltd.	5.8%
Samsung Electronics Co. Ltd., 1.88%	4.8%
Alibaba Group Holding Ltd.	3.8%
SK hynix, Inc.	3.3%
Al Rajhi Bank	1.9%
HDFC Bank Ltd.	1.8%
Samsung Heavy Industries Co. Ltd.	1.6%
Delta Electronics, Inc.	1.3%
Reliance Industries Ltd.	1.2%
* Excluding short-term investments
Top Countries
China	28.9%
Taiwan	19.8%
Republic of Korea	16.1%
India	13.8%
Brazil	4.5%
South Africa	3.3%
United States	2.1%
Turkey	1.9%
Saudi Arabia	1.9%
Peru	1.8%
Other	5.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI Candriam Emerging Markets Equity Fund
Investor Class/MCYVX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Candriam Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$171	1.48%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI Emerging Markets Index (Net) was determined primarily by security selection. Returns benefited particularly from security selection in the South African materials sector (precious and industrial metals), the South Korean industrial and technology sectors (infrastructure upgrades; AI-related companies in memory chips), and the Argentine energy sector (market-friendly government reforms). Positions in the Indian market detracted amid market-wide profit taking, a weak earnings seasons and geopolitical uncertainty.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Materials sector	Security selection	Contributed
Korean industrials	Security selection	Contributed
Argentina	Security selection	Contributed
India	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Investor Class Shares - Including sales charges	11/15/2017	25.06%	4.65%	3.92%
Investor Class Shares - Excluding sales charges		31.64%	5.73%	4.67%
MSCI Emerging Markets Index (Net)[1]		27.91%	7.46%	5.47%
Morningstar Diversified Emerging Markets Category Average[2]		24.93%	7.63%	5.04%
1.
The Fund has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

2.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$118,104,900%
Total number of portfolio holdings	119%
Total advisory fees paid	$690,189%
Portfolio turnover rate	189%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.8%
Tencent Holdings Ltd.	5.8%
Samsung Electronics Co. Ltd., 1.88%	4.8%
Alibaba Group Holding Ltd.	3.8%
SK hynix, Inc.	3.3%
Al Rajhi Bank	1.9%
HDFC Bank Ltd.	1.8%
Samsung Heavy Industries Co. Ltd.	1.6%
Delta Electronics, Inc.	1.3%
Reliance Industries Ltd.	1.2%
* Excluding short-term investments
Top Countries
China	28.9%
Taiwan	19.8%
Republic of Korea	16.1%
India	13.8%
Brazil	4.5%
South Africa	3.3%
United States	2.1%
Turkey	1.9%
Saudi Arabia	1.9%
Peru	1.8%
Other	5.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI MacKay New York Muni Fund
Class A/MNOAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$76	0.75%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg New York Municipal Bond Index was affected primarily by yield curve positioning. Out-of-Index exposure to nonrated bonds and U.S. territories—particularly Puerto Rico—affected relative returns, as did overweight exposure to bonds maturing beyond 15 years. The Fund maintained overweight exposure to longer-maturity bonds given the apparent value at the long end of the curve, which appeared relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Credit quality	Out-of-Index allocation to non-rated credits, boosted by security selection	Contributed
Geography	Overweight allocation to Puerto Rico credits, driven by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, enhanced by security selection	Contributed
Sector	Underweight allocation to the special tax sector, driven by security selection	Detracted
Coupon	Underweight allocation to 5.0% to 5.25% bonds, primarily due to security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	5/14/2012	0.16%	0.23%	2.03%
Class A Shares - Excluding sales charges		3.26%	1.15%	2.50%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg New York Municipal Bond Index[2]		3.91%	1.32%	2.28%
Morningstar Muni New York Long Category Average[3]		2.60%	1.06%	2.13%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,475,850,683%
Total number of portfolio holdings	448%
Total advisory fees paid	$6,304,221%
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Triborough Bridge & Tunnel Authority, 3.90%-5.50%, due 1/1/32-12/1/59	8.4%
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-7/1/55	7.9%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-12/31/60	5.5%
New York City Transitional Finance Authority, 4.00%-5.50%, due 7/15/38-5/1/50	4.1%
Build NYC Resource Corp., 4.00%-6.00%, due 6/1/32-6/15/63	3.6%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/1/32-11/15/52	3.5%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/54	3.0%
New York City Housing Development Corp., 3.25%-5.25%, due 7/1/27-11/1/55	2.9%
New York State Thruway Authority, 4.00%-5.25%, due 1/1/39-3/15/59	2.8%
Battery Park City Authority, 3.78%-5.00%, due 11/1/38-11/1/53	2.4%
* Excluding short-term investments
Top Industries
Other Revenue	44.7%
Education	13.3%
Transportation	12.7%
Hospital	9.9%
General Obligation	6.3%
Water & Sewer	6.3%
Utilities	1.7%
General	1.5%
Housing	0.3%
Certificate of Participation/Lease	0.1%
Other	3.2%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013736
PROD020-25
MSEGE11R6-12/25
NYLI Epoch Global Equity Yield Fund

NYLI MacKay New York Muni Fund
Class C/MNOCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$105	1.03%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg New York Municipal Bond Index was affected primarily by yield curve positioning. Out-of-Index exposure to nonrated bonds and U.S. territories—particularly Puerto Rico—affected relative returns, as did overweight exposure to bonds maturing beyond 15 years. The Fund maintained overweight exposure to longer-maturity bonds given the apparent value at the long end of the curve, which appeared relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Credit quality	Out-of-Index allocation to non-rated credits, boosted by security selection	Contributed
Geography	Overweight allocation to Puerto Rico credits, driven by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, enhanced by security selection	Contributed
Sector	Underweight allocation to the special tax sector, driven by security selection	Detracted
Coupon	Underweight allocation to 5.0% to 5.25% bonds, primarily due to security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	5/14/2012	1.98%	0.88%	2.21%
Class C Shares - Excluding sales charges		2.97%	0.88%	2.21%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg New York Municipal Bond Index[2]		3.91%	1.32%	2.28%
Morningstar Muni New York Long Category Average[3]		2.60%	1.06%	2.13%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,475,850,683%
Total number of portfolio holdings	448%
Total advisory fees paid	$6,304,221%
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Triborough Bridge & Tunnel Authority, 3.90%-5.50%, due 1/1/32-12/1/59	8.4%
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-7/1/55	7.9%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-12/31/60	5.5%
New York City Transitional Finance Authority, 4.00%-5.50%, due 7/15/38-5/1/50	4.1%
Build NYC Resource Corp., 4.00%-6.00%, due 6/1/32-6/15/63	3.6%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/1/32-11/15/52	3.5%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/54	3.0%
New York City Housing Development Corp., 3.25%-5.25%, due 7/1/27-11/1/55	2.9%
New York State Thruway Authority, 4.00%-5.25%, due 1/1/39-3/15/59	2.8%
Battery Park City Authority, 3.78%-5.00%, due 11/1/38-11/1/53	2.4%
* Excluding short-term investments
Top Industries
Other Revenue	44.7%
Education	13.3%
Transportation	12.7%
Hospital	9.9%
General Obligation	6.3%
Water & Sewer	6.3%
Utilities	1.7%
General	1.5%
Housing	0.3%
Certificate of Participation/Lease	0.1%
Other	3.2%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013736
PROD020-25
MSEGE11INV-12/25
NYLI Epoch Global Equity Yield Fund

NYLI MacKay New York Muni Fund
Class C2/MNOLX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C2	$120	1.18%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg New York Municipal Bond Index was affected primarily by yield curve positioning. Out-of-Index exposure to nonrated bonds and U.S. territories—particularly Puerto Rico—affected relative returns, as did overweight exposure to bonds maturing beyond 15 years. The Fund maintained overweight exposure to longer-maturity bonds given the apparent value at the long end of the curve, which appeared relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Credit quality	Out-of-Index allocation to non-rated credits, boosted by security selection	Contributed
Geography	Overweight allocation to Puerto Rico credits, driven by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, enhanced by security selection	Contributed
Sector	Underweight allocation to the special tax sector, driven by security selection	Detracted
Coupon	Underweight allocation to 5.0% to 5.25% bonds, primarily due to security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class C2 Shares - Including sales charges	8/31/2020	1.72%	0.71%	0.59%
Class C2 Shares - Excluding sales charges		2.71%	0.71%	0.59%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	1.07%
Bloomberg New York Municipal Bond Index[2]		3.91%	1.32%	1.18%
Morningstar Muni New York Long Category Average[3]		2.60%	1.06%	0.81%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,475,850,683%
Total number of portfolio holdings	448%
Total advisory fees paid	$6,304,221%
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Triborough Bridge & Tunnel Authority, 3.90%-5.50%, due 1/1/32-12/1/59	8.4%
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-7/1/55	7.9%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-12/31/60	5.5%
New York City Transitional Finance Authority, 4.00%-5.50%, due 7/15/38-5/1/50	4.1%
Build NYC Resource Corp., 4.00%-6.00%, due 6/1/32-6/15/63	3.6%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/1/32-11/15/52	3.5%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/54	3.0%
New York City Housing Development Corp., 3.25%-5.25%, due 7/1/27-11/1/55	2.9%
New York State Thruway Authority, 4.00%-5.25%, due 1/1/39-3/15/59	2.8%
Battery Park City Authority, 3.78%-5.00%, due 11/1/38-11/1/53	2.4%
* Excluding short-term investments
Top Industries
Other Revenue	44.7%
Education	13.3%
Transportation	12.7%
Hospital	9.9%
General Obligation	6.3%
Water & Sewer	6.3%
Utilities	1.7%
General	1.5%
Housing	0.3%
Certificate of Participation/Lease	0.1%
Other	3.2%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013893
PROD020-25
MSEUE11A-12/25
NYLI Epoch U.S. Equity Yield Fund

NYLI MacKay New York Muni Fund
Class I/MNOIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$51	0.50%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg New York Municipal Bond Index was affected primarily by yield curve positioning. Out-of-Index exposure to nonrated bonds and U.S. territories—particularly Puerto Rico—affected relative returns, as did overweight exposure to bonds maturing beyond 15 years. The Fund maintained overweight exposure to longer-maturity bonds given the apparent value at the long end of the curve, which appeared relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Credit quality	Out-of-Index allocation to non-rated credits, boosted by security selection	Contributed
Geography	Overweight allocation to Puerto Rico credits, driven by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, enhanced by security selection	Contributed
Sector	Underweight allocation to the special tax sector, driven by security selection	Detracted
Coupon	Underweight allocation to 5.0% to 5.25% bonds, primarily due to security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	5/14/2012	3.52%	1.41%	2.75%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg New York Municipal Bond Index[2]		3.91%	1.32%	2.28%
Morningstar Muni New York Long Category Average[3]		2.60%	1.06%	2.13%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,475,850,683%
Total number of portfolio holdings	448%
Total advisory fees paid	$6,304,221%
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Triborough Bridge & Tunnel Authority, 3.90%-5.50%, due 1/1/32-12/1/59	8.4%
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-7/1/55	7.9%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-12/31/60	5.5%
New York City Transitional Finance Authority, 4.00%-5.50%, due 7/15/38-5/1/50	4.1%
Build NYC Resource Corp., 4.00%-6.00%, due 6/1/32-6/15/63	3.6%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/1/32-11/15/52	3.5%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/54	3.0%
New York City Housing Development Corp., 3.25%-5.25%, due 7/1/27-11/1/55	2.9%
New York State Thruway Authority, 4.00%-5.25%, due 1/1/39-3/15/59	2.8%
Battery Park City Authority, 3.78%-5.00%, due 11/1/38-11/1/53	2.4%
* Excluding short-term investments
Top Industries
Other Revenue	44.7%
Education	13.3%
Transportation	12.7%
Hospital	9.9%
General Obligation	6.3%
Water & Sewer	6.3%
Utilities	1.7%
General	1.5%
Housing	0.3%
Certificate of Participation/Lease	0.1%
Other	3.2%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013893
PROD020-25
MSEUE11C-12/25
NYLI Epoch U.S. Equity Yield Fund

NYLI MacKay New York Muni Fund
Class R6/MNODX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$49	0.48%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg New York Municipal Bond Index was affected primarily by yield curve positioning. Out-of-Index exposure to nonrated bonds and U.S. territories—particularly Puerto Rico—affected relative returns, as did overweight exposure to bonds maturing beyond 15 years. The Fund maintained overweight exposure to longer-maturity bonds given the apparent value at the long end of the curve, which appeared relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Credit quality	Out-of-Index allocation to non-rated credits, boosted by security selection	Contributed
Geography	Overweight allocation to Puerto Rico credits, driven by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, enhanced by security selection	Contributed
Sector	Underweight allocation to the special tax sector, driven by security selection	Detracted
Coupon	Underweight allocation to 5.0% to 5.25% bonds, primarily due to security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	11/1/2019	3.43%	1.41%	1.60%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	1.57%
Bloomberg New York Municipal Bond Index[2]		3.91%	1.32%	1.48%
Morningstar Muni New York Long Category Average[3]		2.60%	1.06%	1.05%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,475,850,683%
Total number of portfolio holdings	448%
Total advisory fees paid	$6,304,221%
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Triborough Bridge & Tunnel Authority, 3.90%-5.50%, due 1/1/32-12/1/59	8.4%
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-7/1/55	7.9%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-12/31/60	5.5%
New York City Transitional Finance Authority, 4.00%-5.50%, due 7/15/38-5/1/50	4.1%
Build NYC Resource Corp., 4.00%-6.00%, due 6/1/32-6/15/63	3.6%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/1/32-11/15/52	3.5%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/54	3.0%
New York City Housing Development Corp., 3.25%-5.25%, due 7/1/27-11/1/55	2.9%
New York State Thruway Authority, 4.00%-5.25%, due 1/1/39-3/15/59	2.8%
Battery Park City Authority, 3.78%-5.00%, due 11/1/38-11/1/53	2.4%
* Excluding short-term investments
Top Industries
Other Revenue	44.7%
Education	13.3%
Transportation	12.7%
Hospital	9.9%
General Obligation	6.3%
Water & Sewer	6.3%
Utilities	1.7%
General	1.5%
Housing	0.3%
Certificate of Participation/Lease	0.1%
Other	3.2%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013893
PROD020-25
MSEUE11I-12/25
NYLI Epoch U.S. Equity Yield Fund

NYLI MacKay New York Muni Fund
Investor Class/MNOVX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$79	0.78%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg New York Municipal Bond Index was affected primarily by yield curve positioning. Out-of-Index exposure to nonrated bonds and U.S. territories—particularly Puerto Rico—affected relative returns, as did overweight exposure to bonds maturing beyond 15 years. The Fund maintained overweight exposure to longer-maturity bonds given the apparent value at the long end of the curve, which appeared relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Credit quality	Out-of-Index allocation to non-rated credits, boosted by security selection	Contributed
Geography	Overweight allocation to Puerto Rico credits, driven by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, enhanced by security selection	Contributed
Sector	Underweight allocation to the special tax sector, driven by security selection	Detracted
Coupon	Underweight allocation to 5.0% to 5.25% bonds, primarily due to security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	5/14/2012	0.65%	0.31%	2.01%
Investor Class Shares - Excluding sales charges		3.23%	1.13%	2.48%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg New York Municipal Bond Index[2]		3.91%	1.32%	2.28%
Morningstar Muni New York Long Category Average[3]		2.60%	1.06%	2.13%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,475,850,683%
Total number of portfolio holdings	448%
Total advisory fees paid	$6,304,221%
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Triborough Bridge & Tunnel Authority, 3.90%-5.50%, due 1/1/32-12/1/59	8.4%
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-7/1/55	7.9%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-12/31/60	5.5%
New York City Transitional Finance Authority, 4.00%-5.50%, due 7/15/38-5/1/50	4.1%
Build NYC Resource Corp., 4.00%-6.00%, due 6/1/32-6/15/63	3.6%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/1/32-11/15/52	3.5%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/54	3.0%
New York City Housing Development Corp., 3.25%-5.25%, due 7/1/27-11/1/55	2.9%
New York State Thruway Authority, 4.00%-5.25%, due 1/1/39-3/15/59	2.8%
Battery Park City Authority, 3.78%-5.00%, due 11/1/38-11/1/53	2.4%
* Excluding short-term investments
Top Industries
Other Revenue	44.7%
Education	13.3%
Transportation	12.7%
Hospital	9.9%
General Obligation	6.3%
Water & Sewer	6.3%
Utilities	1.7%
General	1.5%
Housing	0.3%
Certificate of Participation/Lease	0.1%
Other	3.2%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI MacKay Short Term Muni Fund
Class A/MSTAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Short Term Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	0.67%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg 3-Year Municipal Bond Index was affected primarily by security selection. Out-of-Index exposure to longer-dated bonds bolstered relative returns, as did an overweight allocation to lower coupon bonds. Detractors included underweight exposure to, and security selection among, both New York bonds and 5.0% to 5.25% coupon bonds.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to local general obligation holdings, driven by security selection	Contributed
Credit rating	Overweight allocation to credits rated A, boosted by security selection	Contributed
Maturity	Overweight allocation to out-of-Index bonds maturing beyond 4 years	Contributed
Geography	Underweight exposure to holdings from the state of New York, diminished by security selection	Detracted
Coupon	Underweight allocation to 5.0% to 5.25% coupon bonds, primarily due to security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 1, 2015, the Fund changed, among other things, its investment objective and principal investment strategies. Effective May 22, 2018, the Fund made further changes to, among other things, its principal investment strategies. Effective February 28, 2019, the Fund changed its investment objective. The past performance in the graph and table reflects the Fund's prior investment objectives and principal investment strategies, as applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	3.04%	1.19%	1.26%
Class A Shares - Excluding sales charges		4.08%	1.40%	1.36%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg 3-Year Municipal Bond Index[2]		3.64%	1.27%	1.56%
Morningstar Muni National Short Category Average[3]		3.68%	1.58%	1.52%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity range of 2-4 years.

3.
The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these funds spread their assets across many states and sectors. Other funds buy bonds from only one state in order to get the state-tax benefit. These funds have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,119,544,181%
Total number of portfolio holdings	394%
Total advisory fees paid	$3,104,714%
Portfolio turnover rate	76%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.87%-5.50%, due 12/1/25-11/1/53	2.3%
Pennsylvania Turnpike Commission, 5.00%, due 6/1/29-12/1/29	2.3%
Arapahoe County School District No. 5, 2.00%-5.00%, due 12/15/26-12/15/29	2.1%
New York City Housing Development Corp., 3.40%-6.033%, due 12/15/31-11/1/64	2.1%
General Authority of Southcentral Pennsylvania, Series A, 5.00%, due 6/1/29	2.1%
New Jersey Higher Education Student Assistance Authority, 5.00%, due 12/1/27-12/1/30	2.0%
State of Illinois, 3.50%-6.725%, due 11/1/25-4/1/35	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 1/1/53-5/1/55	1.7%
Indiana Finance Authority, 0.75%-5.00%, due 5/1/28-10/1/64	1.6%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.6%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	99.4%
Short-Term Investment	1.7%
Corporate Bonds	1.2%
Other Assets, Less Liabilities	(2.3)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI MacKay Short Term Muni Fund
Class A2/MSTUX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Short Term Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A2	$69	0.67%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg 3-Year Municipal Bond Index was affected primarily by security selection. Out-of-Index exposure to longer-dated bonds bolstered relative returns, as did an overweight allocation to lower coupon bonds. Detractors included underweight exposure to, and security selection among, both New York bonds and 5.0% to 5.25% coupon bonds.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to local general obligation holdings, driven by security selection	Contributed
Credit rating	Overweight allocation to credits rated A, boosted by security selection	Contributed
Maturity	Overweight allocation to out-of-Index bonds maturing beyond 4 years	Contributed
Geography	Underweight exposure to holdings from the state of New York, diminished by security selection	Detracted
Coupon	Underweight allocation to 5.0% to 5.25% coupon bonds, primarily due to security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class A2 Shares - Including sales charges	9/30/2020	1.99%	1.01%	0.98%
Class A2 Shares - Excluding sales charges		4.07%	1.42%	1.38%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	1.09%
Bloomberg 3-Year Municipal Bond Index[2]		3.64%	1.27%	1.21%
Morningstar Muni National Short Category Average[3]		3.68%	1.58%	1.53%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity range of 2-4 years.

3.
The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these funds spread their assets across many states and sectors. Other funds buy bonds from only one state in order to get the state-tax benefit. These funds have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,119,544,181%
Total number of portfolio holdings	394%
Total advisory fees paid	$3,104,714%
Portfolio turnover rate	76%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.87%-5.50%, due 12/1/25-11/1/53	2.3%
Pennsylvania Turnpike Commission, 5.00%, due 6/1/29-12/1/29	2.3%
Arapahoe County School District No. 5, 2.00%-5.00%, due 12/15/26-12/15/29	2.1%
New York City Housing Development Corp., 3.40%-6.033%, due 12/15/31-11/1/64	2.1%
General Authority of Southcentral Pennsylvania, Series A, 5.00%, due 6/1/29	2.1%
New Jersey Higher Education Student Assistance Authority, 5.00%, due 12/1/27-12/1/30	2.0%
State of Illinois, 3.50%-6.725%, due 11/1/25-4/1/35	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 1/1/53-5/1/55	1.7%
Indiana Finance Authority, 0.75%-5.00%, due 5/1/28-10/1/64	1.6%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.6%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	99.4%
Short-Term Investment	1.7%
Corporate Bonds	1.2%
Other Assets, Less Liabilities	(2.3)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI MacKay Short Term Muni Fund
Class I/MSTIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Short Term Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$41	0.40%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg 3-Year Municipal Bond Index was affected primarily by security selection. Out-of-Index exposure to longer-dated bonds bolstered relative returns, as did an overweight allocation to lower coupon bonds. Detractors included underweight exposure to, and security selection among, both New York bonds and 5.0% to 5.25% coupon bonds.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to local general obligation holdings, driven by security selection	Contributed
Credit rating	Overweight allocation to credits rated A, boosted by security selection	Contributed
Maturity	Overweight allocation to out-of-Index bonds maturing beyond 4 years	Contributed
Geography	Underweight exposure to holdings from the state of New York, diminished by security selection	Detracted
Coupon	Underweight allocation to 5.0% to 5.25% coupon bonds, primarily due to security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 1, 2015, the Fund changed, among other things, its investment objective and principal investment strategies. Effective May 22, 2018, the Fund made further changes to, among other things, its principal investment strategies. Effective February 28, 2019, the Fund changed its investment objective. The past performance in the graph and table reflects the Fund's prior investment objectives and principal investment strategies, as applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	1/2/1991	4.36%	1.68%	1.64%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg 3-Year Municipal Bond Index[2]		3.64%	1.27%	1.56%
Morningstar Muni National Short Category Average[3]		3.68%	1.58%	1.52%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity range of 2-4 years.

3.
The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these funds spread their assets across many states and sectors. Other funds buy bonds from only one state in order to get the state-tax benefit. These funds have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,119,544,181%
Total number of portfolio holdings	394%
Total advisory fees paid	$3,104,714%
Portfolio turnover rate	76%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.87%-5.50%, due 12/1/25-11/1/53	2.3%
Pennsylvania Turnpike Commission, 5.00%, due 6/1/29-12/1/29	2.3%
Arapahoe County School District No. 5, 2.00%-5.00%, due 12/15/26-12/15/29	2.1%
New York City Housing Development Corp., 3.40%-6.033%, due 12/15/31-11/1/64	2.1%
General Authority of Southcentral Pennsylvania, Series A, 5.00%, due 6/1/29	2.1%
New Jersey Higher Education Student Assistance Authority, 5.00%, due 12/1/27-12/1/30	2.0%
State of Illinois, 3.50%-6.725%, due 11/1/25-4/1/35	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 1/1/53-5/1/55	1.7%
Indiana Finance Authority, 0.75%-5.00%, due 5/1/28-10/1/64	1.6%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.6%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	99.4%
Short-Term Investment	1.7%
Corporate Bonds	1.2%
Other Assets, Less Liabilities	(2.3)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013893
PROD020-25
MSEUE11R6-12/25
NYLI Epoch U.S. Equity Yield Fund

NYLI MacKay Short Term Muni Fund
Class R6/MSTEX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Short Term Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$40	0.39%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg 3-Year Municipal Bond Index was affected primarily by security selection. Out-of-Index exposure to longer-dated bonds bolstered relative returns, as did an overweight allocation to lower coupon bonds. Detractors included underweight exposure to, and security selection among, both New York bonds and 5.0% to 5.25% coupon bonds.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to local general obligation holdings, driven by security selection	Contributed
Credit rating	Overweight allocation to credits rated A, boosted by security selection	Contributed
Maturity	Overweight allocation to out-of-Index bonds maturing beyond 4 years	Contributed
Geography	Underweight exposure to holdings from the state of New York, diminished by security selection	Detracted
Coupon	Underweight allocation to 5.0% to 5.25% coupon bonds, primarily due to security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Since Inception
Class R6 Shares	5/2/2022	4.38%	3.22%
Bloomberg Municipal Bond Index[1]		4.17%	3.37%
Bloomberg 3-Year Municipal Bond Index[2]		3.64%	2.92%
Morningstar Muni National Short Category Average[3]		3.68%	3.01%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity range of 2-4 years.

3.
The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these funds spread their assets across many states and sectors. Other funds buy bonds from only one state in order to get the state-tax benefit. These funds have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,119,544,181%
Total number of portfolio holdings	394%
Total advisory fees paid	$3,104,714%
Portfolio turnover rate	76%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.87%-5.50%, due 12/1/25-11/1/53	2.3%
Pennsylvania Turnpike Commission, 5.00%, due 6/1/29-12/1/29	2.3%
Arapahoe County School District No. 5, 2.00%-5.00%, due 12/15/26-12/15/29	2.1%
New York City Housing Development Corp., 3.40%-6.033%, due 12/15/31-11/1/64	2.1%
General Authority of Southcentral Pennsylvania, Series A, 5.00%, due 6/1/29	2.1%
New Jersey Higher Education Student Assistance Authority, 5.00%, due 12/1/27-12/1/30	2.0%
State of Illinois, 3.50%-6.725%, due 11/1/25-4/1/35	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 1/1/53-5/1/55	1.7%
Indiana Finance Authority, 0.75%-5.00%, due 5/1/28-10/1/64	1.6%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.6%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	99.4%
Short-Term Investment	1.7%
Corporate Bonds	1.2%
Other Assets, Less Liabilities	(2.3)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013893
PROD020-25
MSEUE11INV-12/25
NYLI Epoch U.S. Equity Yield Fund

NYLI MacKay Short Term Muni Fund
Investor Class/MYTBX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Short Term Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$101	0.99%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg 3-Year Municipal Bond Index was affected primarily by security selection. Out-of-Index exposure to longer-dated bonds bolstered relative returns, as did an overweight allocation to lower coupon bonds. Detractors included underweight exposure to, and security selection among, both New York bonds and 5.0% to 5.25% coupon bonds.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to local general obligation holdings, driven by security selection	Contributed
Credit rating	Overweight allocation to credits rated A, boosted by security selection	Contributed
Maturity	Overweight allocation to out-of-Index bonds maturing beyond 4 years	Contributed
Geography	Underweight exposure to holdings from the state of New York, diminished by security selection	Detracted
Coupon	Underweight allocation to 5.0% to 5.25% coupon bonds, primarily due to security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 1, 2015, the Fund changed, among other things, its investment objective and principal investment strategies. Effective May 22, 2018, the Fund made further changes to, among other things, its principal investment strategies. Effective February 28, 2019, the Fund changed its investment objective. The past performance in the graph and table reflects the Fund's prior investment objectives and principal investment strategies, as applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	3.22%	0.98%	0.90%
Investor Class Shares - Excluding sales charges		3.74%	1.08%	1.00%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg 3-Year Municipal Bond Index[2]		3.64%	1.27%	1.56%
Morningstar Muni National Short Category Average[3]		3.68%	1.58%	1.52%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity range of 2-4 years.

3.
The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these funds spread their assets across many states and sectors. Other funds buy bonds from only one state in order to get the state-tax benefit. These funds have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,119,544,181%
Total number of portfolio holdings	394%
Total advisory fees paid	$3,104,714%
Portfolio turnover rate	76%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.87%-5.50%, due 12/1/25-11/1/53	2.3%
Pennsylvania Turnpike Commission, 5.00%, due 6/1/29-12/1/29	2.3%
Arapahoe County School District No. 5, 2.00%-5.00%, due 12/15/26-12/15/29	2.1%
New York City Housing Development Corp., 3.40%-6.033%, due 12/15/31-11/1/64	2.1%
General Authority of Southcentral Pennsylvania, Series A, 5.00%, due 6/1/29	2.1%
New Jersey Higher Education Student Assistance Authority, 5.00%, due 12/1/27-12/1/30	2.0%
State of Illinois, 3.50%-6.725%, due 11/1/25-4/1/35	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 1/1/53-5/1/55	1.7%
Indiana Finance Authority, 0.75%-5.00%, due 5/1/28-10/1/64	1.6%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.6%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	99.4%
Short-Term Investment	1.7%
Corporate Bonds	1.2%
Other Assets, Less Liabilities	(2.3)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013893
PROD020-25
MSEUE11SI-12/25
NYLI Epoch U.S. Equity Yield Fund

NYLI Short Term Bond Fund
Class A/MIXAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Short Term Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$75	0.73%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index was driven primarily by sector allocation, with overweight exposure in securitized sectors and corporates funded by underweight exposure in Treasuries and government agencies. Positive contributors included overweight exposure to securitized sectors—led by mortgage-backed securities and followed by commercial mortgage-backed and select asset-backed holdings—as well as gains from corporate allocations. Detractors came mainly from the Fund’s underweight exposure to the Treasury sector and to non-corporate credit sectors such as supranationals and sovereigns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Mortgage-backed securities	Overweight allocation	Contributed
Commercial mortgage-backed securities	Overweight allocation	Contributed
Asset-backed securities	Overweight allocation	Contributed
Corporate securities	Overweight allocation	Contributed
Yield curve and duration positioning	Shorter duration position in the front end of the curve, leading to positive rolldown attribution throughout the period	Contributed
U.S. Treasury sector	Underweight allocation	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective December 5, 2019, the Fund's investment objective and principal investment strategies changed. Prior to that date, the Fund operated as an index fund and sought to match the return of its former benchmark gross of fees. The past performance in the graph and table prior to that date reflects the Fund’s prior investment objective and principal investment strategies.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	3.84%	1.56%	1.89%
Class A Shares - Excluding sales charges		4.89%	1.76%	2.20%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index[2]		5.07%	1.84%	1.97%
Morningstar Short-Term Bond Category Average[3]		5.74%	2.29%	2.38%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Bloomberg 1-3 Year U.S. Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests,is an unmanaged index comprised of investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities, with maturities of one to three years.

3.
The Morningstar Short-Term Bond Category Average is representative of funds that invest primarily in corporate and other investment-grade U.S. fixed-income issues and typically have durations of 1.0 to 3.5 years. These portfolios are attractive to fairly conservative investors, because they are less sensitive to interest rates than portfolios with longer durations. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$91,018,426%
Total number of portfolio holdings	119%
Total advisory fees paid	$216,149%
Portfolio turnover rate	441%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%, due 9/30/27-10/15/28	38.1%
GNMA, 0.70%-6.584%, due 5/16/50-6/16/63	2.9%
Bank of America Corp., 5.08%-5.162%, due 1/20/27-1/24/31	2.2%
Oracle Corp., 2.95%-4.45%, due 4/1/30-9/26/30	2.0%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.7%
BX Trust, 5.732%-5.873%, due 4/15/41-7/15/44	1.6%
UBS Group AG, 4.398%-6.327%, due 12/22/27-9/23/31	1.5%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.4%
CyrusOne Data Centers Issuer I LLC, 5.56%-5.91%, due 11/20/48-2/20/50	1.3%
UMBS, 30 Year, 5.50%-6.00%, due 11/1/52	1.1%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	40.0%
Corporate Bonds	37.7%
Mortgage-Backed Securities	13.0%
Asset-Backed Securities	7.7%
Other Assets, Less Liabilities	1.6%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013883
PROD020-25
MSCEME11A-12/25
NYLI Candriam Emerging Markets Equity Fund

NYLI Short Term Bond Fund
Class I/MIXIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Short Term Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$41	0.40%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index was driven primarily by sector allocation, with overweight exposure in securitized sectors and corporates funded by underweight exposure in Treasuries and government agencies. Positive contributors included overweight exposure to securitized sectors—led by mortgage-backed securities and followed by commercial mortgage-backed and select asset-backed holdings—as well as gains from corporate allocations. Detractors came mainly from the Fund’s underweight exposure to the Treasury sector and to non-corporate credit sectors such as supranationals and sovereigns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Mortgage-backed securities	Overweight allocation	Contributed
Commercial mortgage-backed securities	Overweight allocation	Contributed
Asset-backed securities	Overweight allocation	Contributed
Corporate securities	Overweight allocation	Contributed
Yield curve and duration positioning	Shorter duration position in the front end of the curve, leading to positive rolldown attribution throughout the period	Contributed
U.S. Treasury sector	Underweight allocation	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective December 5, 2019, the Fund's investment objective and principal investment strategies changed. Prior to that date, the Fund operated as an index fund and sought to match the return of its former benchmark gross of fees. The past performance in the graph and table prior to that date reflects the Fund’s prior investment objective and principal investment strategies.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	1/2/1991	5.23%	2.07%	2.51%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index[2]		5.07%	1.84%	1.97%
Morningstar Short-Term Bond Category Average[3]		5.74%	2.29%	2.38%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Bloomberg 1-3 Year U.S. Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests,is an unmanaged index comprised of investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities, with maturities of one to three years.

3.
The Morningstar Short-Term Bond Category Average is representative of funds that invest primarily in corporate and other investment-grade U.S. fixed-income issues and typically have durations of 1.0 to 3.5 years. These portfolios are attractive to fairly conservative investors, because they are less sensitive to interest rates than portfolios with longer durations. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$91,018,426%
Total number of portfolio holdings	119%
Total advisory fees paid	$216,149%
Portfolio turnover rate	441%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%, due 9/30/27-10/15/28	38.1%
GNMA, 0.70%-6.584%, due 5/16/50-6/16/63	2.9%
Bank of America Corp., 5.08%-5.162%, due 1/20/27-1/24/31	2.2%
Oracle Corp., 2.95%-4.45%, due 4/1/30-9/26/30	2.0%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.7%
BX Trust, 5.732%-5.873%, due 4/15/41-7/15/44	1.6%
UBS Group AG, 4.398%-6.327%, due 12/22/27-9/23/31	1.5%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.4%
CyrusOne Data Centers Issuer I LLC, 5.56%-5.91%, due 11/20/48-2/20/50	1.3%
UMBS, 30 Year, 5.50%-6.00%, due 11/1/52	1.1%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	40.0%
Corporate Bonds	37.7%
Mortgage-Backed Securities	13.0%
Asset-Backed Securities	7.7%
Other Assets, Less Liabilities	1.6%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013883
PROD020-25
MSCEME11C-12/25
NYLI Candriam Emerging Markets Equity Fund

NYLI Short Term Bond Fund
Investor Class/MIXNX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Short Term Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$94	0.92%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index was driven primarily by sector allocation, with overweight exposure in securitized sectors and corporates funded by underweight exposure in Treasuries and government agencies. Positive contributors included overweight exposure to securitized sectors—led by mortgage-backed securities and followed by commercial mortgage-backed and select asset-backed holdings—as well as gains from corporate allocations. Detractors came mainly from the Fund’s underweight exposure to the Treasury sector and to non-corporate credit sectors such as supranationals and sovereigns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Mortgage-backed securities	Overweight allocation	Contributed
Commercial mortgage-backed securities	Overweight allocation	Contributed
Asset-backed securities	Overweight allocation	Contributed
Corporate securities	Overweight allocation	Contributed
Yield curve and duration positioning	Shorter duration position in the front end of the curve, leading to positive rolldown attribution throughout the period	Contributed
U.S. Treasury sector	Underweight allocation	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective December 5, 2019, the Fund's investment objective and principal investment strategies changed. Prior to that date, the Fund operated as an index fund and sought to match the return of its former benchmark gross of fees. The past performance in the graph and table prior to that date reflects the Fund’s prior investment objective and principal investment strategies.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	4.24%	1.47%	1.68%
Investor Class Shares - Excluding sales charges		4.76%	1.57%	1.99%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index[2]		5.07%	1.84%	1.97%
Morningstar Short-Term Bond Category Average[3]		5.74%	2.29%	2.38%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Bloomberg 1-3 Year U.S. Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests,is an unmanaged index comprised of investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities, with maturities of one to three years.

3.
The Morningstar Short-Term Bond Category Average is representative of funds that invest primarily in corporate and other investment-grade U.S. fixed-income issues and typically have durations of 1.0 to 3.5 years. These portfolios are attractive to fairly conservative investors, because they are less sensitive to interest rates than portfolios with longer durations. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$91,018,426%
Total number of portfolio holdings	119%
Total advisory fees paid	$216,149%
Portfolio turnover rate	441%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%, due 9/30/27-10/15/28	38.1%
GNMA, 0.70%-6.584%, due 5/16/50-6/16/63	2.9%
Bank of America Corp., 5.08%-5.162%, due 1/20/27-1/24/31	2.2%
Oracle Corp., 2.95%-4.45%, due 4/1/30-9/26/30	2.0%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.7%
BX Trust, 5.732%-5.873%, due 4/15/41-7/15/44	1.6%
UBS Group AG, 4.398%-6.327%, due 12/22/27-9/23/31	1.5%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.4%
CyrusOne Data Centers Issuer I LLC, 5.56%-5.91%, due 11/20/48-2/20/50	1.3%
UMBS, 30 Year, 5.50%-6.00%, due 11/1/52	1.1%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	40.0%
Corporate Bonds	37.7%
Mortgage-Backed Securities	13.0%
Asset-Backed Securities	7.7%
Other Assets, Less Liabilities	1.6%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013883
PROD020-25
MSCEME11I-12/25
NYLI Candriam Emerging Markets Equity Fund

NYLI Short Term Bond Fund
SIMPLE Class/MIXMX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Short Term Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$102	1.00%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index was driven primarily by sector allocation, with overweight exposure in securitized sectors and corporates funded by underweight exposure in Treasuries and government agencies. Positive contributors included overweight exposure to securitized sectors—led by mortgage-backed securities and followed by commercial mortgage-backed and select asset-backed holdings—as well as gains from corporate allocations. Detractors came mainly from the Fund’s underweight exposure to the Treasury sector and to non-corporate credit sectors such as supranationals and sovereigns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Mortgage-backed securities	Overweight allocation	Contributed
Commercial mortgage-backed securities	Overweight allocation	Contributed
Asset-backed securities	Overweight allocation	Contributed
Corporate securities	Overweight allocation	Contributed
Yield curve and duration positioning	Shorter duration position in the front end of the curve, leading to positive rolldown attribution throughout the period	Contributed
U.S. Treasury sector	Underweight allocation	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	4.64%	1.41%	1.33%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	(0.32)%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index[2]		5.07%	1.84%	1.79%
Morningstar Short-Term Bond Category Average[3]		5.74%	2.29%	2.21%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Bloomberg 1-3 Year U.S. Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests,is an unmanaged index comprised of investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities, with maturities of one to three years.

3.
The Morningstar Short-Term Bond Category Average is representative of funds that invest primarily in corporate and other investment-grade U.S. fixed-income issues and typically have durations of 1.0 to 3.5 years. These portfolios are attractive to fairly conservative investors, because they are less sensitive to interest rates than portfolios with longer durations. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$91,018,426%
Total number of portfolio holdings	119%
Total advisory fees paid	$216,149%
Portfolio turnover rate	441%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%, due 9/30/27-10/15/28	38.1%
GNMA, 0.70%-6.584%, due 5/16/50-6/16/63	2.9%
Bank of America Corp., 5.08%-5.162%, due 1/20/27-1/24/31	2.2%
Oracle Corp., 2.95%-4.45%, due 4/1/30-9/26/30	2.0%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.7%
BX Trust, 5.732%-5.873%, due 4/15/41-7/15/44	1.6%
UBS Group AG, 4.398%-6.327%, due 12/22/27-9/23/31	1.5%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.4%
CyrusOne Data Centers Issuer I LLC, 5.56%-5.91%, due 11/20/48-2/20/50	1.3%
UMBS, 30 Year, 5.50%-6.00%, due 11/1/52	1.1%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	40.0%
Corporate Bonds	37.7%
Mortgage-Backed Securities	13.0%
Asset-Backed Securities	7.7%
Other Assets, Less Liabilities	1.6%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013883
PROD020-25
MSCEME11R6-12/25
NYLI Candriam Emerging Markets Equity Fund

NYLI WMC Growth Fund
Class A/KLGAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI WMC Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.02%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Growth Index was determined by both security selection and sector allocation. The strongest contributions to relative performance came from security selections in communication services and underweight allocation to consumer staples. The most significant detractors were security selections in information technology and overweight allocation to financials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Communication services	Strong security selection	Contributed
Consumer staples	Underweight allocation	Contributed
Information technology	Weak security selection	Detracted
Financials	Overweight allocation	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 29, 2016, the Fund replaced its subadvisor and modified its principal investment strategies. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	8/7/2006	18.16%	11.95%	12.34%
Class A Shares - Excluding sales charges		25.04%	13.22%	12.98%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Growth Index[2]		30.52%	19.24%	18.28%
Morningstar Large Growth Category Average[3]		25.79%	15.03%	15.36%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,078,480,807%
Total number of portfolio holdings	51%
Total advisory fees paid	$6,359,414%
Portfolio turnover rate	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	12.7%
Microsoft Corp.	8.8%
Alphabet, Inc., Class C	7.0%
Broadcom, Inc.	6.4%
Apple, Inc.	5.7%
Amazon.com, Inc.	5.6%
Mastercard, Inc., Class A	3.6%
Eli Lilly & Co.	3.3%
Tesla, Inc.	3.1%
Meta Platforms, Inc., Class A	3.1%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	25.3%
Software	13.7%
Interactive Media & Services	10.1%
Technology Hardware, Storage & Peripherals	5.7%
Broadline Retail	5.6%
Capital Markets	5.4%
Financial Services	4.8%
Entertainment	4.3%
Pharmaceuticals	3.3%
Automobiles	3.1%
Other	18.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013883
PROD020-25
MSCEME11INV-12/25
NYLI Candriam Emerging Markets Equity Fund

NYLI WMC Growth Fund
Class C/KLGCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI WMC Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$231	2.07%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Growth Index was determined by both security selection and sector allocation. The strongest contributions to relative performance came from security selections in communication services and underweight allocation to consumer staples. The most significant detractors were security selections in information technology and overweight allocation to financials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Communication services	Strong security selection	Contributed
Consumer staples	Underweight allocation	Contributed
Information technology	Weak security selection	Detracted
Financials	Overweight allocation	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 29, 2016, the Fund replaced its subadvisor and modified its principal investment strategies. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	1/18/2013	22.75%	12.05%	11.83%
Class C Shares - Excluding sales charges		23.75%	12.05%	11.83%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Growth Index[2]		30.52%	19.24%	18.28%
Morningstar Large Growth Category Average[3]		25.79%	15.03%	15.36%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,078,480,807%
Total number of portfolio holdings	51%
Total advisory fees paid	$6,359,414%
Portfolio turnover rate	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	12.7%
Microsoft Corp.	8.8%
Alphabet, Inc., Class C	7.0%
Broadcom, Inc.	6.4%
Apple, Inc.	5.7%
Amazon.com, Inc.	5.6%
Mastercard, Inc., Class A	3.6%
Eli Lilly & Co.	3.3%
Tesla, Inc.	3.1%
Meta Platforms, Inc., Class A	3.1%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	25.3%
Software	13.7%
Interactive Media & Services	10.1%
Technology Hardware, Storage & Peripherals	5.7%
Broadline Retail	5.6%
Capital Markets	5.4%
Financial Services	4.8%
Entertainment	4.3%
Pharmaceuticals	3.3%
Automobiles	3.1%
Other	18.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013746
PROD020-25
MSNTF11A-12/25
NYLI MacKay New York Muni Fund

NYLI WMC Growth Fund
Class I/KLGIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI WMC Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$85	0.75%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Growth Index was determined by both security selection and sector allocation. The strongest contributions to relative performance came from security selections in communication services and underweight allocation to consumer staples. The most significant detractors were security selections in information technology and overweight allocation to financials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Communication services	Strong security selection	Contributed
Consumer staples	Underweight allocation	Contributed
Information technology	Weak security selection	Detracted
Financials	Overweight allocation	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 29, 2016, the Fund replaced its subadvisor and modified its principal investment strategies. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	11/2/2009	25.37%	13.54%	13.28%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Growth Index[2]		30.52%	19.24%	18.28%
Morningstar Large Growth Category Average[3]		25.79%	15.03%	15.36%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,078,480,807%
Total number of portfolio holdings	51%
Total advisory fees paid	$6,359,414%
Portfolio turnover rate	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	12.7%
Microsoft Corp.	8.8%
Alphabet, Inc., Class C	7.0%
Broadcom, Inc.	6.4%
Apple, Inc.	5.7%
Amazon.com, Inc.	5.6%
Mastercard, Inc., Class A	3.6%
Eli Lilly & Co.	3.3%
Tesla, Inc.	3.1%
Meta Platforms, Inc., Class A	3.1%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	25.3%
Software	13.7%
Interactive Media & Services	10.1%
Technology Hardware, Storage & Peripherals	5.7%
Broadline Retail	5.6%
Capital Markets	5.4%
Financial Services	4.8%
Entertainment	4.3%
Pharmaceuticals	3.3%
Automobiles	3.1%
Other	18.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013746
PROD020-25
MSNTF11C-12/25
NYLI MacKay New York Muni Fund

NYLI WMC Growth Fund
Class R6/KLGDX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI WMC Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$81	0.72%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Growth Index was determined by both security selection and sector allocation. The strongest contributions to relative performance came from security selections in communication services and underweight allocation to consumer staples. The most significant detractors were security selections in information technology and overweight allocation to financials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Communication services	Strong security selection	Contributed
Consumer staples	Underweight allocation	Contributed
Information technology	Weak security selection	Detracted
Financials	Overweight allocation	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Since Inception
Class R6 Shares	4/26/2021	25.42%	9.24%
Russell 3000®Index[1]		20.81%	11.70%
Russell 1000® Growth Index[2]		30.52%	15.54%
Morningstar Large Growth Category Average[3]		25.79%	10.66%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,078,480,807%
Total number of portfolio holdings	51%
Total advisory fees paid	$6,359,414%
Portfolio turnover rate	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	12.7%
Microsoft Corp.	8.8%
Alphabet, Inc., Class C	7.0%
Broadcom, Inc.	6.4%
Apple, Inc.	5.7%
Amazon.com, Inc.	5.6%
Mastercard, Inc., Class A	3.6%
Eli Lilly & Co.	3.3%
Tesla, Inc.	3.1%
Meta Platforms, Inc., Class A	3.1%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	25.3%
Software	13.7%
Interactive Media & Services	10.1%
Technology Hardware, Storage & Peripherals	5.7%
Broadline Retail	5.6%
Capital Markets	5.4%
Financial Services	4.8%
Entertainment	4.3%
Pharmaceuticals	3.3%
Automobiles	3.1%
Other	18.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013746
PROD020-25
MSNTF11C2-12/25
NYLI MacKay New York Muni Fund

NYLI WMC Growth Fund
Investor Class/KLGNX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI WMC Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$148	1.32%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Growth Index was determined by both security selection and sector allocation. The strongest contributions to relative performance came from security selections in communication services and underweight allocation to consumer staples. The most significant detractors were security selections in information technology and overweight allocation to financials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Communication services	Strong security selection	Contributed
Consumer staples	Underweight allocation	Contributed
Information technology	Weak security selection	Detracted
Financials	Overweight allocation	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 29, 2016, the Fund replaced its subadvisor and modified its principal investment strategies. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	1/18/2013	18.43%	11.74%	12.03%
Investor Class Shares - Excluding sales charges		24.66%	12.90%	12.67%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Growth Index[2]		30.52%	19.24%	18.28%
Morningstar Large Growth Category Average[3]		25.79%	15.03%	15.36%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,078,480,807%
Total number of portfolio holdings	51%
Total advisory fees paid	$6,359,414%
Portfolio turnover rate	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	12.7%
Microsoft Corp.	8.8%
Alphabet, Inc., Class C	7.0%
Broadcom, Inc.	6.4%
Apple, Inc.	5.7%
Amazon.com, Inc.	5.6%
Mastercard, Inc., Class A	3.6%
Eli Lilly & Co.	3.3%
Tesla, Inc.	3.1%
Meta Platforms, Inc., Class A	3.1%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	25.3%
Software	13.7%
Interactive Media & Services	10.1%
Technology Hardware, Storage & Peripherals	5.7%
Broadline Retail	5.6%
Capital Markets	5.4%
Financial Services	4.8%
Entertainment	4.3%
Pharmaceuticals	3.3%
Automobiles	3.1%
Other	18.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013746
PROD020-25
MSNTF11I-12/25
NYLI MacKay New York Muni Fund

NYLI WMC International Research Equity Fund
Class A/MYITX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI WMC International Research Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$130	1.13%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI ACWI® ex USA Index (Net) was determined by security selection and, to a lesser degree, sector allocation. The strongest contributions to relative performance came from security selections in information technology, followed by financials. The most significant detractors were security selections in energy and industrials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Financials	Security selection	Contributed
Materials	Underweight allocation	Contributed
Energy	Security selection	Detracted
Industrials	Security selection	Detracted
Real estate	Overweight allocation	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	9/28/2007	23.31%	10.57%	4.51%
Class A Shares - Excluding sales charges		30.49%	11.82%	5.10%
MSCI EAFE® Index (Net)[1]		23.03%	12.33%	7.48%
MSCI ACWI® ex USA Index (Net)[2]		24.93%	11.18%	7.67%
Morningstar Foreign Large Blend Category Average[3]		22.75%	11.25%	7.37%
1.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The MSCI ACWI® ex USA Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.

3.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$232,718,711%
Total number of portfolio holdings	222%
Total advisory fees paid	$1,422,447%
Portfolio turnover rate	109%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	5.7%
Tencent Holdings Ltd.	3.2%
Shell plc	1.9%
ASML Holding NV	1.9%
Hitachi Ltd.	1.5%
Sony Group Corp.	1.5%
British American Tobacco plc	1.3%
Anglo American plc	1.3%
SoftBank Group Corp.	1.2%
Alibaba Group Holding Ltd.	1.2%
* Excluding short-term investments
Top Countries
Japan	14.9%
United Kingdom	11.1%
United States	9.5%
France	9.0%
China	7.6%
Taiwan	6.4%
Germany	4.8%
Netherlands	4.2%
Australia	3.9%
Brazil	3.1%
Other	25.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013746
PROD020-25
MSNTF11R6-12/25
NYLI MacKay New York Muni Fund

NYLI WMC International Research Equity Fund
Class C/MYICX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI WMC International Research Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$259	2.27%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI ACWI® ex USA Index (Net) was determined by security selection and, to a lesser degree, sector allocation. The strongest contributions to relative performance came from security selections in information technology, followed by financials. The most significant detractors were security selections in energy and industrials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Financials	Security selection	Contributed
Materials	Underweight allocation	Contributed
Energy	Security selection	Detracted
Industrials	Security selection	Detracted
Real estate	Overweight allocation	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/28/2007	27.99%	10.59%	4.05%
Class C Shares - Excluding sales charges		28.99%	10.59%	4.05%
MSCI EAFE® Index (Net)[1]		23.03%	12.33%	7.48%
MSCI ACWI® ex USA Index (Net)[2]		24.93%	11.18%	7.67%
Morningstar Foreign Large Blend Category Average[3]		22.75%	11.25%	7.37%
1.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The MSCI ACWI® ex USA Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.

3.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$232,718,711%
Total number of portfolio holdings	222%
Total advisory fees paid	$1,422,447%
Portfolio turnover rate	109%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	5.7%
Tencent Holdings Ltd.	3.2%
Shell plc	1.9%
ASML Holding NV	1.9%
Hitachi Ltd.	1.5%
Sony Group Corp.	1.5%
British American Tobacco plc	1.3%
Anglo American plc	1.3%
SoftBank Group Corp.	1.2%
Alibaba Group Holding Ltd.	1.2%
* Excluding short-term investments
Top Countries
Japan	14.9%
United Kingdom	11.1%
United States	9.5%
France	9.0%
China	7.6%
Taiwan	6.4%
Germany	4.8%
Netherlands	4.2%
Australia	3.9%
Brazil	3.1%
Other	25.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013746
PROD020-25
MSNTF11INV-12/25
NYLI MacKay New York Muni Fund

NYLI WMC International Research Equity Fund
Class I/MYIIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI WMC International Research Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$99	0.86%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI ACWI® ex USA Index (Net) was determined by security selection and, to a lesser degree, sector allocation. The strongest contributions to relative performance came from security selections in information technology, followed by financials. The most significant detractors were security selections in energy and industrials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Financials	Security selection	Contributed
Materials	Underweight allocation	Contributed
Energy	Security selection	Detracted
Industrials	Security selection	Detracted
Real estate	Overweight allocation	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	9/28/2007	30.87%	12.13%	5.38%
MSCI EAFE® Index (Net)[1]		23.03%	12.33%	7.48%
MSCI ACWI® ex USA Index (Net)[2]		24.93%	11.18%	7.67%
Morningstar Foreign Large Blend Category Average[3]		22.75%	11.25%	7.37%
1.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The MSCI ACWI® ex USA Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.

3.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$232,718,711%
Total number of portfolio holdings	222%
Total advisory fees paid	$1,422,447%
Portfolio turnover rate	109%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	5.7%
Tencent Holdings Ltd.	3.2%
Shell plc	1.9%
ASML Holding NV	1.9%
Hitachi Ltd.	1.5%
Sony Group Corp.	1.5%
British American Tobacco plc	1.3%
Anglo American plc	1.3%
SoftBank Group Corp.	1.2%
Alibaba Group Holding Ltd.	1.2%
* Excluding short-term investments
Top Countries
Japan	14.9%
United Kingdom	11.1%
United States	9.5%
France	9.0%
China	7.6%
Taiwan	6.4%
Germany	4.8%
Netherlands	4.2%
Australia	3.9%
Brazil	3.1%
Other	25.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013757
PROD020-25
MSSTM11A-12/25
NYLI MacKay Short Term Muni Fund

NYLI WMC International Research Equity Fund
Investor Class/MYINX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI WMC International Research Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$175	1.52%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI ACWI® ex USA Index (Net) was determined by security selection and, to a lesser degree, sector allocation. The strongest contributions to relative performance came from security selections in information technology, followed by financials. The most significant detractors were security selections in energy and industrials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Financials	Security selection	Contributed
Materials	Underweight allocation	Contributed
Energy	Security selection	Detracted
Industrials	Security selection	Detracted
Real estate	Overweight allocation	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	23.55%	10.30%	4.24%
Investor Class Shares - Excluding sales charges		30.05%	11.44%	4.83%
MSCI EAFE® Index (Net)[1]		23.03%	12.33%	7.48%
MSCI ACWI® ex USA Index (Net)[2]		24.93%	11.18%	7.67%
Morningstar Foreign Large Blend Category Average[3]		22.75%	11.25%	7.37%
1.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The MSCI ACWI® ex USA Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.

3.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$232,718,711%
Total number of portfolio holdings	222%
Total advisory fees paid	$1,422,447%
Portfolio turnover rate	109%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	5.7%
Tencent Holdings Ltd.	3.2%
Shell plc	1.9%
ASML Holding NV	1.9%
Hitachi Ltd.	1.5%
Sony Group Corp.	1.5%
British American Tobacco plc	1.3%
Anglo American plc	1.3%
SoftBank Group Corp.	1.2%
Alibaba Group Holding Ltd.	1.2%
* Excluding short-term investments
Top Countries
Japan	14.9%
United Kingdom	11.1%
United States	9.5%
France	9.0%
China	7.6%
Taiwan	6.4%
Germany	4.8%
Netherlands	4.2%
Australia	3.9%
Brazil	3.1%
Other	25.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013757
PROD020-25
MSSTM11A2-12/25
NYLI MacKay Short Term Muni Fund

NYLI S&P 500 Index Fund
Class A/MSXAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI S&P 500 Index Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund since November 01, 2024.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	0.51%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance closely reflected the performance of the S&P 500® Index. Although the Fund seeks investment results that correspond to the total return performance of common stocks in the aggregate, as represented by the S&P 500® Index, the Fund’s relative performance will typically lag that of the Index because the Fund incurs operating expenses that the Index does not. The strongest contributions to Fund and Index performance came from the semiconductor & equipment, interactive media & services, and software industries, while the weakest performance came from the health care providers & services, chemicals and media industries.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Semiconductor & semiconductor equipment industry	Among the top industries by return	Contributed
NVIDIA Corp.	Among the top individual positions by return	Contributed
Health care providers and services	Among the weakest industries by return	Detracted
UnitedHealth Group Inc.	Among the weakest individual positions by return	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, a former subadvisor, transitioned to MacKay Shields LLC. The Fund's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Fund's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC. Effective August 28, 2024, all investment personnel of IndexIQ Advisors LLC and the day-to-day investment services provided by IndexIQ Advisors LLC to the Fund, were transitioned to New York Life Investment Management LLC, the investment manager of the Fund. The past performance in the graph and table prior to the dates above reflects the Fund's prior subadvisors.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	19.01%	16.68%	13.70%
Class A Shares - Excluding sales charges		20.82%	17.03%	14.04%
S&P 500®Index[1]		21.45%	17.64%	14.64%
Morningstar Large Blend Category Average[2]		17.61%	15.77%	13.04%
1.
The Fund has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. NYLI S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

2.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,845,458,122%
Total number of portfolio holdings	509%
Total advisory fees paid	$2,551,032%
Portfolio turnover rate	1%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Microsoft Corp.	6.5%
Alphabet, Inc.	5.0%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.0%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.5%
JPMorgan Chase & Co.	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	14.8%
Software	11.1%
Interactive Media & Services	7.4%
Technology Hardware, Storage & Peripherals	7.3%
Broadline Retail	4.1%
Financial Services	3.7%
Banks	3.4%
Capital Markets	3.3%
Pharmaceuticals	2.8%
Oil, Gas & Consumable Fuels	2.6%
Other	39.5%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
The Fund modified its principal investment strategies to reflect that, while the Fund is still classified as a diversified investment company, as defined under the Investment Company Act of 1940, as amended, (the "1940 Act") the Fund may become non-diversified under the 1940 Act without the approval of shareholders solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of its benchmark index, the S&P 500® Index, which it seeks to track. The Fund modified its principal risks in connection with the change in diversification policy by adding “Non-Diversification Risk”.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013757
PROD020-25
MSSTM11I-12/25
NYLI MacKay Short Term Muni Fund

NYLI S&P 500 Index Fund
Class I/MSPIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI S&P 500 Index Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund since November 01, 2024.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.26%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance closely reflected the performance of the S&P 500® Index. Although the Fund seeks investment results that correspond to the total return performance of common stocks in the aggregate, as represented by the S&P 500® Index, the Fund’s relative performance will typically lag that of the Index because the Fund incurs operating expenses that the Index does not. The strongest contributions to Fund and Index performance came from the semiconductor & equipment, interactive media & services, and software industries, while the weakest performance came from the health care providers & services, chemicals and media industries.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Semiconductor & semiconductor equipment industry	Among the top industries by return	Contributed
NVIDIA Corp.	Among the top individual positions by return	Contributed
Health care providers and services	Among the weakest industries by return	Detracted
UnitedHealth Group Inc.	Among the weakest individual positions by return	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, a former subadvisor, transitioned to MacKay Shields LLC. The Fund's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Fund's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC. Effective August 28, 2024, all investment personnel of IndexIQ Advisors LLC and the day-to-day investment services provided by IndexIQ Advisors LLC to the Fund, were transitioned to New York Life Investment Management LLC, the investment manager of the Fund. The past performance in the graph and table prior to the dates above reflects the Fund's prior subadvisors.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	1/2/1991	21.13%	17.33%	14.33%
S&P 500®Index[1]		21.45%	17.64%	14.64%
Morningstar Large Blend Category Average[2]		17.61%	15.77%	13.04%
1.
The Fund has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. NYLI S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

2.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,845,458,122%
Total number of portfolio holdings	509%
Total advisory fees paid	$2,551,032%
Portfolio turnover rate	1%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Microsoft Corp.	6.5%
Alphabet, Inc.	5.0%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.0%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.5%
JPMorgan Chase & Co.	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	14.8%
Software	11.1%
Interactive Media & Services	7.4%
Technology Hardware, Storage & Peripherals	7.3%
Broadline Retail	4.1%
Financial Services	3.7%
Banks	3.4%
Capital Markets	3.3%
Pharmaceuticals	2.8%
Oil, Gas & Consumable Fuels	2.6%
Other	39.5%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
The Fund modified its principal investment strategies to reflect that, while the Fund is still classified as a diversified investment company, as defined under the Investment Company Act of 1940, as amended, (the "1940 Act") the Fund may become non-diversified under the 1940 Act without the approval of shareholders solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of its benchmark index, the S&P 500® Index, which it seeks to track. The Fund modified its principal risks in connection with the change in diversification policy by adding “Non-Diversification Risk”.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013757
PROD020-25
MSSTM11R6-12/25
NYLI MacKay Short Term Muni Fund

NYLI S&P 500 Index Fund
Investor Class/MYSPX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI S&P 500 Index Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund since November 01, 2024.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$77	0.70%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance closely reflected the performance of the S&P 500® Index. Although the Fund seeks investment results that correspond to the total return performance of common stocks in the aggregate, as represented by the S&P 500® Index, the Fund’s relative performance will typically lag that of the Index because the Fund incurs operating expenses that the Index does not. The strongest contributions to Fund and Index performance came from the semiconductor & equipment, interactive media & services, and software industries, while the weakest performance came from the health care providers & services, chemicals and media industries.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Semiconductor & semiconductor equipment industry	Among the top industries by return	Contributed
NVIDIA Corp.	Among the top individual positions by return	Contributed
Health care providers and services	Among the weakest industries by return	Detracted
UnitedHealth Group Inc.	Among the weakest individual positions by return	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, a former subadvisor, transitioned to MacKay Shields LLC. The Fund's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Fund's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC. Effective August 28, 2024, all investment personnel of IndexIQ Advisors LLC and the day-to-day investment services provided by IndexIQ Advisors LLC to the Fund, were transitioned to New York Life Investment Management LLC, the investment manager of the Fund. The past performance in the graph and table prior to the dates above reflects the Fund's prior subadvisors.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	19.38%	16.58%	13.51%
Investor Class Shares - Excluding sales charges		20.59%	16.81%	13.86%
S&P 500®Index[1]		21.45%	17.64%	14.64%
Morningstar Large Blend Category Average[2]		17.61%	15.77%	13.04%
1.
The Fund has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. NYLI S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

2.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,845,458,122%
Total number of portfolio holdings	509%
Total advisory fees paid	$2,551,032%
Portfolio turnover rate	1%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Microsoft Corp.	6.5%
Alphabet, Inc.	5.0%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.0%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.5%
JPMorgan Chase & Co.	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	14.8%
Software	11.1%
Interactive Media & Services	7.4%
Technology Hardware, Storage & Peripherals	7.3%
Broadline Retail	4.1%
Financial Services	3.7%
Banks	3.4%
Capital Markets	3.3%
Pharmaceuticals	2.8%
Oil, Gas & Consumable Fuels	2.6%
Other	39.5%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
The Fund modified its principal investment strategies to reflect that, while the Fund is still classified as a diversified investment company, as defined under the Investment Company Act of 1940, as amended, (the "1940 Act") the Fund may become non-diversified under the 1940 Act without the approval of shareholders solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of its benchmark index, the S&P 500® Index, which it seeks to track. The Fund modified its principal risks in connection with the change in diversification policy by adding “Non-Diversification Risk”.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013757
PROD020-25
MSSTM11INV-12/25
NYLI MacKay Short Term Muni Fund

NYLI S&P 500 Index Fund
SIMPLE Class/MSXMX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI S&P 500 Index Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund since November 01, 2024.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SIMPLE Class	$81	0.74%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance closely reflected the performance of the S&P 500® Index. Although the Fund seeks investment results that correspond to the total return performance of common stocks in the aggregate, as represented by the S&P 500® Index, the Fund’s relative performance will typically lag that of the Index because the Fund incurs operating expenses that the Index does not. The strongest contributions to Fund and Index performance came from the semiconductor & equipment, interactive media & services, and software industries, while the weakest performance came from the health care providers & services, chemicals and media industries.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Semiconductor & semiconductor equipment industry	Among the top industries by return	Contributed
NVIDIA Corp.	Among the top individual positions by return	Contributed
Health care providers and services	Among the weakest industries by return	Detracted
UnitedHealth Group Inc.	Among the weakest individual positions by return	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund's subadvisor changed effective June 10, 2022 due to the transition of Francis J. Ok, the Fund's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC. Effective August 28, 2024, all investment personnel of IndexIQ Advisors LLC and the day-to-day investment services provided by IndexIQ Advisors LLC to the Fund, were transitioned to New York Life Investment Management LLC, the investment manager of the Fund. The past performance in the graph and table prior to the dates above reflects the Fund's prior subadvisors.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	20.55%	16.65%	14.56%
S&P 500®Index[1]		21.45%	17.64%	15.55%
Morningstar Large Blend Category Average[2]		17.61%	15.77%	13.52%
1.
The Fund has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. NYLI S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

2.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,845,458,122%
Total number of portfolio holdings	509%
Total advisory fees paid	$2,551,032%
Portfolio turnover rate	1%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Microsoft Corp.	6.5%
Alphabet, Inc.	5.0%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.0%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.5%
JPMorgan Chase & Co.	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	14.8%
Software	11.1%
Interactive Media & Services	7.4%
Technology Hardware, Storage & Peripherals	7.3%
Broadline Retail	4.1%
Financial Services	3.7%
Banks	3.4%
Capital Markets	3.3%
Pharmaceuticals	2.8%
Oil, Gas & Consumable Fuels	2.6%
Other	39.5%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
The Fund modified its principal investment strategies to reflect that, while the Fund is still classified as a diversified investment company, as defined under the Investment Company Act of 1940, as amended, (the "1940 Act") the Fund may become non-diversified under the 1940 Act without the approval of shareholders solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of its benchmark index, the S&P 500® Index, which it seeks to track. The Fund modified its principal risks in connection with the change in diversification policy by adding “Non-Diversification Risk”.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013897
PROD020-25
MSSTB11A-12/25
NYLI Short Term Bond Fund

NYLI WMC Small Companies Fund
Class A/MOPAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI WMC Small Companies Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126	1.20%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 2000® Index was determined by security selection and, to a lesser degree, sector allocation. The strongest contributions to relative performance came from security selection in health care and materials, as well as sector allocation effects. The most significant detractors were security selections in consumer staples and information technology.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Security selection	Contributed
Materials	Security selection	Contributed
Consumer staples	Security selection	Detracted
Information technology	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund replaced its subadvisor effective April 1, 2019, and changed its investment objective and principal investment strategies. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors, investment objective and principal investment strategies.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	4.50%	8.55%	5.17%
Class A Shares - Excluding sales charges		10.59%	9.79%	5.77%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 2000®Index[2]		14.41%	11.50%	9.36%
Morningstar Small Blend Category Average[3]		7.64%	12.09%	8.91%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

3.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$285,255,605%
Total number of portfolio holdings	141%
Total advisory fees paid	$2,263,096%
Portfolio turnover rate	77%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Tower Semiconductor Ltd.	3.1%
Artivion, Inc.	2.9%
Ameresco, Inc., Class A	2.7%
Laureate Education, Inc.	2.4%
Xometry, Inc., Class A	2.2%
Maximus, Inc.	2.2%
Magnite, Inc.	2.2%
Lundin Mining Corp.	2.2%
MRC Global, Inc.	2.2%
Hexcel Corp.	2.0%
* Excluding short-term investments
Top Industries
Biotechnology	10.6%
Banks	9.2%
Semiconductors & Semiconductor Equipment	4.6%
Specialty Retail	4.5%
Trading Companies & Distributors	4.4%
Health Care Equipment & Supplies	4.2%
Construction & Engineering	4.2%
Financial Services	4.0%
Metals & Mining	4.0%
Electronic Equipment, Instruments & Components	3.8%
Other	46.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013897
PROD020-25
MSSTB11I-12/25
NYLI Short Term Bond Fund

NYLI WMC Small Companies Fund
Class C/MOPCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI WMC Small Companies Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$233	2.23%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 2000® Index was determined by security selection and, to a lesser degree, sector allocation. The strongest contributions to relative performance came from security selection in health care and materials, as well as sector allocation effects. The most significant detractors were security selections in consumer staples and information technology.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Security selection	Contributed
Materials	Security selection	Contributed
Consumer staples	Security selection	Detracted
Information technology	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund replaced its subadvisor effective April 1, 2019, and changed its investment objective and principal investment strategies. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors, investment objective and principal investment strategies.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	12/30/2002	8.42%	8.68%	4.69%
Class C Shares - Excluding sales charges		9.42%	8.68%	4.69%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 2000®Index[2]		14.41%	11.50%	9.36%
Morningstar Small Blend Category Average[3]		7.64%	12.09%	8.91%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

3.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$285,255,605%
Total number of portfolio holdings	141%
Total advisory fees paid	$2,263,096%
Portfolio turnover rate	77%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Tower Semiconductor Ltd.	3.1%
Artivion, Inc.	2.9%
Ameresco, Inc., Class A	2.7%
Laureate Education, Inc.	2.4%
Xometry, Inc., Class A	2.2%
Maximus, Inc.	2.2%
Magnite, Inc.	2.2%
Lundin Mining Corp.	2.2%
MRC Global, Inc.	2.2%
Hexcel Corp.	2.0%
* Excluding short-term investments
Top Industries
Biotechnology	10.6%
Banks	9.2%
Semiconductors & Semiconductor Equipment	4.6%
Specialty Retail	4.5%
Trading Companies & Distributors	4.4%
Health Care Equipment & Supplies	4.2%
Construction & Engineering	4.2%
Financial Services	4.0%
Metals & Mining	4.0%
Electronic Equipment, Instruments & Components	3.8%
Other	46.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013897
PROD020-25
MSSTB11INV-12/25
NYLI Short Term Bond Fund

NYLI WMC Small Companies Fund
Class I/MOPIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI WMC Small Companies Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	0.95%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 2000® Index was determined by security selection and, to a lesser degree, sector allocation. The strongest contributions to relative performance came from security selection in health care and materials, as well as sector allocation effects. The most significant detractors were security selections in consumer staples and information technology.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Security selection	Contributed
Materials	Security selection	Contributed
Consumer staples	Security selection	Detracted
Information technology	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund replaced its subadvisor effective April 1, 2019, and changed its investment objective and principal investment strategies. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors, investment objective and principal investment strategies.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	1/12/1987	10.88%	10.07%	6.03%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 2000®Index[2]		14.41%	11.50%	9.36%
Morningstar Small Blend Category Average[3]		7.64%	12.09%	8.91%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

3.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$285,255,605%
Total number of portfolio holdings	141%
Total advisory fees paid	$2,263,096%
Portfolio turnover rate	77%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Tower Semiconductor Ltd.	3.1%
Artivion, Inc.	2.9%
Ameresco, Inc., Class A	2.7%
Laureate Education, Inc.	2.4%
Xometry, Inc., Class A	2.2%
Maximus, Inc.	2.2%
Magnite, Inc.	2.2%
Lundin Mining Corp.	2.2%
MRC Global, Inc.	2.2%
Hexcel Corp.	2.0%
* Excluding short-term investments
Top Industries
Biotechnology	10.6%
Banks	9.2%
Semiconductors & Semiconductor Equipment	4.6%
Specialty Retail	4.5%
Trading Companies & Distributors	4.4%
Health Care Equipment & Supplies	4.2%
Construction & Engineering	4.2%
Financial Services	4.0%
Metals & Mining	4.0%
Electronic Equipment, Instruments & Components	3.8%
Other	46.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013897
PROD020-25
MSSTB11SI-12/25
NYLI Short Term Bond Fund

NYLI WMC Small Companies Fund
Investor Class/MOINX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI WMC Small Companies Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$155	1.48%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 2000® Index was determined by security selection and, to a lesser degree, sector allocation. The strongest contributions to relative performance came from security selection in health care and materials, as well as sector allocation effects. The most significant detractors were security selections in consumer staples and information technology.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Security selection	Contributed
Materials	Security selection	Contributed
Consumer staples	Security selection	Detracted
Information technology	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund replaced its subadvisor effective April 1, 2019, and changed its investment objective and principal investment strategies. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors, investment objective and principal investment strategies.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	4.77%	8.37%	4.88%
Investor Class Shares - Excluding sales charges		10.28%	9.49%	5.48%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 2000®Index[2]		14.41%	11.50%	9.36%
Morningstar Small Blend Category Average[3]		7.64%	12.09%	8.91%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

3.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$285,255,605%
Total number of portfolio holdings	141%
Total advisory fees paid	$2,263,096%
Portfolio turnover rate	77%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Tower Semiconductor Ltd.	3.1%
Artivion, Inc.	2.9%
Ameresco, Inc., Class A	2.7%
Laureate Education, Inc.	2.4%
Xometry, Inc., Class A	2.2%
Maximus, Inc.	2.2%
Magnite, Inc.	2.2%
Lundin Mining Corp.	2.2%
MRC Global, Inc.	2.2%
Hexcel Corp.	2.0%
* Excluding short-term investments
Top Industries
Biotechnology	10.6%
Banks	9.2%
Semiconductors & Semiconductor Equipment	4.6%
Specialty Retail	4.5%
Trading Companies & Distributors	4.4%
Health Care Equipment & Supplies	4.2%
Construction & Engineering	4.2%
Financial Services	4.0%
Metals & Mining	4.0%
Electronic Equipment, Instruments & Components	3.8%
Other	46.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013886
PROD020-25
MSWG11A-12/25
NYLI WMC Growth Fund

NYLI U.S. Government Liquidity Fund
Class I/MUSXX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI U.S. Government Liquidity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at newyorklifeinvestments.com/mutual-funds/nyli-us-government-liquidity-fund. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.14%
Fund Performance
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class I Shares	7/2/2018	4.28%	2.97%	2.49%
Average Lipper U.S. Government Money Market Fund[1]		3.89%	2.71%	2.21%
1.
The Average Lipper U.S. Government Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the U.S. government money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund's net assets	$1,013,415,284
Total number of portfolio holdings	9
Total advisory fees paid	$1,213,329
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Portfolio Composition
U.S. Treasury Debt	100.0%
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.
Availability of Additional Information
At newyorklifeinvestments.com/mutual-funds/nyli-us-government-liquidity-fund, you can find additional information about the Fund, when available, including the Fund’s financial information.
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013886
PROD020-25
MSWG11C-12/25
NYLI WMC Growth Fund

NYLI PineStone International Equity Fund
Class A/FCIRX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$120	1.17%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI EAFE® Index (Net) was determined primarily by stock selection and allocation effects. Sector allocation effects in information technology, materials and real estate helped relative performance. This was offset by negative security selection and sector allocation effects in financials and industrials. Security selection in consumer staples and health care also detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Overweight sector allocation	Contributed
Materials	Underweight sector allocation	Contributed
Real estate	Underweight sector allocation	Contributed
Financials	Security selection	Detracted
Industrials	Security selection	Detracted
Consumer staples	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital International Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	9/29/2017	0.01%	8.08%	8.11%
Class A Shares - Excluding sales charges		5.83%	8.08%	8.11%
MSCI EAFE® Index (Net)[1]		23.03%	12.33%	7.16%
Morningstar Foreign Large Growth Category Average[2]		16.98%	6.67%	6.39%
1.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$761,974,160%
Total number of portfolio holdings	35%
Total advisory fees paid	$5,461,082%
Portfolio turnover rate	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.8%
ASML Holding NV	6.2%
London Stock Exchange Group plc	5.9%
EssilorLuxottica SA	5.3%
InterContinental Hotels Group plc	4.8%
LVMH Moet Hennessy Louis Vuitton SE	4.6%
Keyence Corp.	4.3%
Cie Financiere Richemont SA (Registered)	4.3%
Nestle SA (Registered)	4.2%
SAP SE	3.8%
* Excluding short-term investments
Top Countries
United Kingdom	21.6%
France	17.7%
United States	12.1%
Taiwan	9.8%
Switzerland	9.8%
Netherlands	6.2%
Germany	5.5%
Japan	4.8%
Spain	3.3%
Canada	2.6%
Other	6.6%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013886
PROD020-25
MSWG11I-12/25
NYLI WMC Growth Fund

NYLI PineStone International Equity Fund
Class C/FCICX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$228	2.23%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI EAFE® Index (Net) was determined primarily by stock selection and allocation effects. Sector allocation effects in information technology, materials and real estate helped relative performance. This was offset by negative security selection and sector allocation effects in financials and industrials. Security selection in consumer staples and health care also detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Overweight sector allocation	Contributed
Materials	Underweight sector allocation	Contributed
Real estate	Underweight sector allocation	Contributed
Financials	Security selection	Detracted
Industrials	Security selection	Detracted
Consumer staples	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Since Inception
Class C Shares - Including sales charges	8/28/2023	3.68%	8.62%
Class C Shares - Excluding sales charges		4.68%	8.62%
MSCI EAFE® Index (Net)[1]		23.03%	18.22%
Morningstar Foreign Large Growth Category Average[2]		16.98%	15.16%
1.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$761,974,160%
Total number of portfolio holdings	35%
Total advisory fees paid	$5,461,082%
Portfolio turnover rate	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.8%
ASML Holding NV	6.2%
London Stock Exchange Group plc	5.9%
EssilorLuxottica SA	5.3%
InterContinental Hotels Group plc	4.8%
LVMH Moet Hennessy Louis Vuitton SE	4.6%
Keyence Corp.	4.3%
Cie Financiere Richemont SA (Registered)	4.3%
Nestle SA (Registered)	4.2%
SAP SE	3.8%
* Excluding short-term investments
Top Countries
United Kingdom	21.6%
France	17.7%
United States	12.1%
Taiwan	9.8%
Switzerland	9.8%
Netherlands	6.2%
Germany	5.5%
Japan	4.8%
Spain	3.3%
Canada	2.6%
Other	6.6%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI PineStone International Equity Fund
Class I/FCIUX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$88	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI EAFE® Index (Net) was determined primarily by stock selection and allocation effects. Sector allocation effects in information technology, materials and real estate helped relative performance. This was offset by negative security selection and sector allocation effects in financials and industrials. Security selection in consumer staples and health care also detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Overweight sector allocation	Contributed
Materials	Underweight sector allocation	Contributed
Real estate	Underweight sector allocation	Contributed
Financials	Security selection	Detracted
Industrials	Security selection	Detracted
Consumer staples	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital International Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class I Shares	9/29/2017	6.15%	8.33%	8.36%
MSCI EAFE® Index (Net)[1]		23.03%	12.33%	7.16%
Morningstar Foreign Large Growth Category Average[2]		16.98%	6.67%	6.39%
1.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$761,974,160%
Total number of portfolio holdings	35%
Total advisory fees paid	$5,461,082%
Portfolio turnover rate	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.8%
ASML Holding NV	6.2%
London Stock Exchange Group plc	5.9%
EssilorLuxottica SA	5.3%
InterContinental Hotels Group plc	4.8%
LVMH Moet Hennessy Louis Vuitton SE	4.6%
Keyence Corp.	4.3%
Cie Financiere Richemont SA (Registered)	4.3%
Nestle SA (Registered)	4.2%
SAP SE	3.8%
* Excluding short-term investments
Top Countries
United Kingdom	21.6%
France	17.7%
United States	12.1%
Taiwan	9.8%
Switzerland	9.8%
Netherlands	6.2%
Germany	5.5%
Japan	4.8%
Spain	3.3%
Canada	2.6%
Other	6.6%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013886
PROD020-25
MSWG11R6-12/25
NYLI WMC Growth Fund

NYLI PineStone International Equity Fund
Class P/FCIHX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class P	$83	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI EAFE® Index (Net) was determined primarily by stock selection and allocation effects. Sector allocation effects in information technology, materials and real estate helped relative performance. This was offset by negative security selection and sector allocation effects in financials and industrials. Security selection in consumer staples and health care also detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Overweight sector allocation	Contributed
Materials	Underweight sector allocation	Contributed
Real estate	Underweight sector allocation	Contributed
Financials	Security selection	Detracted
Industrials	Security selection	Detracted
Consumer staples	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $5,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Since Inception
Class P Shares	8/28/2023	6.22%	10.17%
MSCI EAFE® Index (Net)[1]		23.03%	18.22%
Morningstar Foreign Large Blend Category Average[2]		16.98%	15.16%
1.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$761,974,160%
Total number of portfolio holdings	35%
Total advisory fees paid	$5,461,082%
Portfolio turnover rate	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.8%
ASML Holding NV	6.2%
London Stock Exchange Group plc	5.9%
EssilorLuxottica SA	5.3%
InterContinental Hotels Group plc	4.8%
LVMH Moet Hennessy Louis Vuitton SE	4.6%
Keyence Corp.	4.3%
Cie Financiere Richemont SA (Registered)	4.3%
Nestle SA (Registered)	4.2%
SAP SE	3.8%
* Excluding short-term investments
Top Countries
United Kingdom	21.6%
France	17.7%
United States	12.1%
Taiwan	9.8%
Switzerland	9.8%
Netherlands	6.2%
Germany	5.5%
Japan	4.8%
Spain	3.3%
Canada	2.6%
Other	6.6%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013886
PROD020-25
MSWG11INV-12/25
NYLI WMC Growth Fund

NYLI PineStone International Equity Fund
Class R6/FCIWX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$83	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI EAFE® Index (Net) was determined primarily by stock selection and allocation effects. Sector allocation effects in information technology, materials and real estate helped relative performance. This was offset by negative security selection and sector allocation effects in financials and industrials. Security selection in consumer staples and health care also detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Overweight sector allocation	Contributed
Materials	Underweight sector allocation	Contributed
Real estate	Underweight sector allocation	Contributed
Financials	Security selection	Detracted
Industrials	Security selection	Detracted
Consumer staples	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital International Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	9/29/2017	6.18%	8.46%	8.53%
MSCI EAFE® Index (Net)[1]		23.03%	12.33%	7.16%
Morningstar Foreign Large Growth Category Average[2]		16.98%	6.67%	6.39%
1.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$761,974,160%
Total number of portfolio holdings	35%
Total advisory fees paid	$5,461,082%
Portfolio turnover rate	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.8%
ASML Holding NV	6.2%
London Stock Exchange Group plc	5.9%
EssilorLuxottica SA	5.3%
InterContinental Hotels Group plc	4.8%
LVMH Moet Hennessy Louis Vuitton SE	4.6%
Keyence Corp.	4.3%
Cie Financiere Richemont SA (Registered)	4.3%
Nestle SA (Registered)	4.2%
SAP SE	3.8%
* Excluding short-term investments
Top Countries
United Kingdom	21.6%
France	17.7%
United States	12.1%
Taiwan	9.8%
Switzerland	9.8%
Netherlands	6.2%
Germany	5.5%
Japan	4.8%
Spain	3.3%
Canada	2.6%
Other	6.6%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013744
PROD020-25
MSWIRE11A-12/25
NYLI WMC International Research Equity Fund

NYLI PineStone International Equity Fund
Investor Class/FCIKX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$153	1.48%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI EAFE® Index (Net) was determined primarily by stock selection and allocation effects. Sector allocation effects in information technology, materials and real estate helped relative performance. This was offset by negative security selection and sector allocation effects in financials and industrials. Security selection in consumer staples and health care also detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Overweight sector allocation	Contributed
Materials	Underweight sector allocation	Contributed
Real estate	Underweight sector allocation	Contributed
Financials	Security selection	Detracted
Industrials	Security selection	Detracted
Consumer staples	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Since Inception
Investor Class Shares - Including sales charges	8/28/2023	0.21%	6.91%
Investor Class Shares - Excluding sales charges		5.49%	9.45%
MSCI EAFE® Index (Net)[1]		23.03%	18.22%
Morningstar Foreign Large Growth Category Average[2]		16.98%	15.16%
1.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$761,974,160%
Total number of portfolio holdings	35%
Total advisory fees paid	$5,461,082%
Portfolio turnover rate	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.8%
ASML Holding NV	6.2%
London Stock Exchange Group plc	5.9%
EssilorLuxottica SA	5.3%
InterContinental Hotels Group plc	4.8%
LVMH Moet Hennessy Louis Vuitton SE	4.6%
Keyence Corp.	4.3%
Cie Financiere Richemont SA (Registered)	4.3%
Nestle SA (Registered)	4.2%
SAP SE	3.8%
* Excluding short-term investments
Top Countries
United Kingdom	21.6%
France	17.7%
United States	12.1%
Taiwan	9.8%
Switzerland	9.8%
Netherlands	6.2%
Germany	5.5%
Japan	4.8%
Spain	3.3%
Canada	2.6%
Other	6.6%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013744
PROD020-25
MSWIRE11C-12/25
NYLI WMC International Research Equity Fund

NYLI PineStone U.S. Equity Fund
Class A/FCUEX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI PineStone U.S. Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$103	0.99%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the S&P 500® Index was determined primarily by stock selection and allocation effects. Security selection in communication services, along with sector allocation effects in energy and real estate, helped relative performance. This was offset by negative security selection and underweight sector allocation in information technology, as well as security selection in industrials and financials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Communication services	Security selection	Contributed
Energy	Underweight sector allocation	Contributed
Real estate	Underweight sector allocation	Contributed
Information technology	Security selection and sector allocation	Detracted
Industrials	Security selection	Detracted
Financials	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital U.S. Equity Long-Term Quality Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	9/30/2019	2.52%	13.28%	13.86%
Class A Shares - Excluding sales charges		8.49%	13.28%	13.86%
Russell 3000®Index[1]		20.81%	16.74%	15.79%
S&P 500®Index[2]		21.45%	17.64%	16.45%
Morningstar Large Blend Category Average[3]		17.61%	15.77%	13.80%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$572,491,991%
Total number of portfolio holdings	27%
Total advisory fees paid	$3,131,388%
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	10.2%
Microsoft Corp.	9.6%
Moody's Corp.	6.9%
AutoZone, Inc.	6.2%
Mastercard, Inc., Class A	5.6%
Oracle Corp.	5.6%
CME Group, Inc.	4.1%
TJX Cos., Inc. (The)	3.7%
Sherwin-Williams Co. (The)	3.6%
MSCI, Inc.	3.4%
* Excluding short-term investments
Top Industries
Capital Markets	16.0%
Software	15.3%
Specialty Retail	13.1%
Interactive Media & Services	10.2%
Chemicals	6.6%
Financial Services	5.6%
Machinery	4.6%
Life Sciences Tools & Services	3.3%
Semiconductors & Semiconductor Equipment	3.0%
Hotels, Restaurants & Leisure	3.0%
Other	19.3%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
The Fund’s total annual operating expenses increased during the period due to an increase in transfer agent fees.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013744
PROD020-25
MSWIRE11I-12/25
NYLI WMC International Research Equity Fund

NYLI PineStone U.S. Equity Fund
Class C/FCUCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI PineStone U.S. Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$192	1.85%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the S&P 500® Index was determined primarily by stock selection and allocation effects. Security selection in communication services, along with sector allocation effects in energy and real estate, helped relative performance. This was offset by negative security selection and underweight sector allocation in information technology, as well as security selection in industrials and financials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Communication services	Security selection	Contributed
Energy	Underweight sector allocation	Contributed
Real estate	Underweight sector allocation	Contributed
Information technology	Security selection and sector allocation	Detracted
Industrials	Security selection	Detracted
Financials	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Since Inception
Class C Shares - Including sales charges	8/28/2023	6.58%	10.98%
Class C Shares - Excluding sales charges		7.58%	10.98%
Russell 3000®Index[1]		20.81%	23.39%
S&P 500®Index[2]		21.45%	24.01%
Morningstar Large Blend Category Average[3]		17.61%	20.53%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$572,491,991%
Total number of portfolio holdings	27%
Total advisory fees paid	$3,131,388%
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	10.2%
Microsoft Corp.	9.6%
Moody's Corp.	6.9%
AutoZone, Inc.	6.2%
Mastercard, Inc., Class A	5.6%
Oracle Corp.	5.6%
CME Group, Inc.	4.1%
TJX Cos., Inc. (The)	3.7%
Sherwin-Williams Co. (The)	3.6%
MSCI, Inc.	3.4%
* Excluding short-term investments
Top Industries
Capital Markets	16.0%
Software	15.3%
Specialty Retail	13.1%
Interactive Media & Services	10.2%
Chemicals	6.6%
Financial Services	5.6%
Machinery	4.6%
Life Sciences Tools & Services	3.3%
Semiconductors & Semiconductor Equipment	3.0%
Hotels, Restaurants & Leisure	3.0%
Other	19.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013744
PROD020-25
MSWIRE11INV-12/25
NYLI WMC International Research Equity Fund

NYLI PineStone U.S. Equity Fund
Class I/FCUIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI PineStone U.S. Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$77	0.74%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the S&P 500® Index was determined primarily by stock selection and allocation effects. Security selection in communication services, along with sector allocation effects in energy and real estate, helped relative performance. This was offset by negative security selection and underweight sector allocation in information technology, as well as security selection in industrials and financials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Communication services	Security selection	Contributed
Energy	Underweight sector allocation	Contributed
Real estate	Underweight sector allocation	Contributed
Information technology	Security selection and sector allocation	Detracted
Industrials	Security selection	Detracted
Financials	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital U.S. Equity Long-Term Quality Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class I Shares	9/30/2019	8.72%	13.55%	14.13%
Russell 3000®Index[1]		20.81%	16.74%	15.79%
S&P 500®Index[2]		21.45%	17.64%	16.45%
Morningstar Large Blend Category Average[3]		17.61%	15.77%	13.80%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$572,491,991%
Total number of portfolio holdings	27%
Total advisory fees paid	$3,131,388%
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	10.2%
Microsoft Corp.	9.6%
Moody's Corp.	6.9%
AutoZone, Inc.	6.2%
Mastercard, Inc., Class A	5.6%
Oracle Corp.	5.6%
CME Group, Inc.	4.1%
TJX Cos., Inc. (The)	3.7%
Sherwin-Williams Co. (The)	3.6%
MSCI, Inc.	3.4%
* Excluding short-term investments
Top Industries
Capital Markets	16.0%
Software	15.3%
Specialty Retail	13.1%
Interactive Media & Services	10.2%
Chemicals	6.6%
Financial Services	5.6%
Machinery	4.6%
Life Sciences Tools & Services	3.3%
Semiconductors & Semiconductor Equipment	3.0%
Hotels, Restaurants & Leisure	3.0%
Other	19.3%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
The Fund’s total annual operating expenses increased during the period due to an increase in transfer agent fees.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013946
PROD020-25
MSSP11A-12/25
NYLI S&P 500 Index Fund

NYLI PineStone U.S. Equity Fund
Class P/FCUPX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI PineStone U.S. Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$64	0.61%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the S&P 500® Index was determined primarily by stock selection and allocation effects. Security selection in communication services, along with sector allocation effects in energy and real estate, helped relative performance. This was offset by negative security selection and underweight sector allocation in information technology, as well as security selection in industrials and financials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Communication services	Security selection	Contributed
Energy	Underweight sector allocation	Contributed
Real estate	Underweight sector allocation	Contributed
Information technology	Security selection and sector allocation	Detracted
Industrials	Security selection	Detracted
Financials	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $5,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Since Inception
Class P Shares	8/28/2023	8.87%	12.32%
Russell 3000®Index[1]		20.81%	23.39%
S&P 500®Index[2]		21.45%	24.01%
Morningstar Large Blend Category Average[3]		17.61%	20.53%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$572,491,991%
Total number of portfolio holdings	27%
Total advisory fees paid	$3,131,388%
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	10.2%
Microsoft Corp.	9.6%
Moody's Corp.	6.9%
AutoZone, Inc.	6.2%
Mastercard, Inc., Class A	5.6%
Oracle Corp.	5.6%
CME Group, Inc.	4.1%
TJX Cos., Inc. (The)	3.7%
Sherwin-Williams Co. (The)	3.6%
MSCI, Inc.	3.4%
* Excluding short-term investments
Top Industries
Capital Markets	16.0%
Software	15.3%
Specialty Retail	13.1%
Interactive Media & Services	10.2%
Chemicals	6.6%
Financial Services	5.6%
Machinery	4.6%
Life Sciences Tools & Services	3.3%
Semiconductors & Semiconductor Equipment	3.0%
Hotels, Restaurants & Leisure	3.0%
Other	19.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013946
PROD020-25
MSSP11I-12/25
NYLI S&P 500 Index Fund

NYLI PineStone U.S. Equity Fund
Class R6/FCUDX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI PineStone U.S. Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$64	0.61%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the S&P 500® Index was determined primarily by stock selection and allocation effects. Security selection in communication services, along with sector allocation effects in energy and real estate, helped relative performance. This was offset by negative security selection and underweight sector allocation in information technology, as well as security selection in industrials and financials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Communication services	Security selection	Contributed
Energy	Underweight sector allocation	Contributed
Real estate	Underweight sector allocation	Contributed
Information technology	Security selection and sector allocation	Detracted
Industrials	Security selection	Detracted
Financials	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Since Inception
Class R6 Shares	8/28/2023	8.93%	12.32%
Russell 3000®Index[1]		20.81%	23.39%
S&P 500®Index[2]		21.45%	24.01%
Morningstar Large Blend Category Average[3]		17.61%	20.53%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$572,491,991%
Total number of portfolio holdings	27%
Total advisory fees paid	$3,131,388%
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	10.2%
Microsoft Corp.	9.6%
Moody's Corp.	6.9%
AutoZone, Inc.	6.2%
Mastercard, Inc., Class A	5.6%
Oracle Corp.	5.6%
CME Group, Inc.	4.1%
TJX Cos., Inc. (The)	3.7%
Sherwin-Williams Co. (The)	3.6%
MSCI, Inc.	3.4%
* Excluding short-term investments
Top Industries
Capital Markets	16.0%
Software	15.3%
Specialty Retail	13.1%
Interactive Media & Services	10.2%
Chemicals	6.6%
Financial Services	5.6%
Machinery	4.6%
Life Sciences Tools & Services	3.3%
Semiconductors & Semiconductor Equipment	3.0%
Hotels, Restaurants & Leisure	3.0%
Other	19.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013946
PROD020-25
MSSP11INV-12/25
NYLI S&P 500 Index Fund

NYLI PineStone Global Equity Fund
Class A/FCGEX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI PineStone Global Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$118	1.10%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI World Index (Net) was determined primarily by stock selection and allocation effects. Security selection in communication services, along with sector allocation effects in energy and real estate, helped relative performance. This was offset by negative security selection in industrials, financials and health care.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Communication services	Security Selection	Contributed
Energy	Underweight sector allocation	Contributed
Real estate	Underweight sector allocation	Contributed
Industrials	Security selection	Detracted
Financials	Security selection	Detracted
Health care	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital Global Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	4/28/2017	8.29%	12.11%	12.36%
Class A Shares - Excluding sales charges		14.60%	12.11%	12.36%
MSCI World Index (Net)[1]		22.02%	15.58%	12.33%
Morningstar Global Large-Stock Growth Category Average[2]		19.09%	10.35%	11.31%
1.
The MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Morningstar Global Large-Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These portfolios are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$43,003,502%
Total number of portfolio holdings	29%
Total advisory fees paid	$105,830%
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.3%
Alphabet, Inc., Class A	9.2%
Microsoft Corp.	7.3%
Moody's Corp.	5.0%
Mastercard, Inc., Class A	4.8%
AutoZone, Inc.	4.7%
Oracle Corp.	4.3%
ASML Holding NV	4.0%
CME Group, Inc.	3.7%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
* Excluding short-term investments
Top Countries
United States	67.2%
Taiwan	9.3%
United Kingdom	5.8%
Switzerland	4.9%
Netherlands	4.0%
France	3.4%
Japan	3.1%
India	1.6%
Other	0.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013946
PROD020-25
MSSP11SI-12/25
NYLI S&P 500 Index Fund

NYLI PineStone Global Equity Fund
Class C/FCGYX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI PineStone Global Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$214	2.00%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI World Index (Net) was determined primarily by stock selection and allocation effects. Security selection in communication services, along with sector allocation effects in energy and real estate, helped relative performance. This was offset by negative security selection in industrials, financials and health care.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Communication services	Security Selection	Contributed
Energy	Underweight sector allocation	Contributed
Real estate	Underweight sector allocation	Contributed
Industrials	Security selection	Detracted
Financials	Security selection	Detracted
Health care	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Since Inception
Class C Shares - Including sales charges	8/28/2023	12.54%	13.41%
Class C Shares - Excluding sales charges		13.54%	13.41%
MSCI World Index (Net)[1]		22.02%	22.40%
Morningstar Global Large-Stock Growth Category Average[2]		19.09%	19.58%
1.
The MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Morningstar Global Large-Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These portfolios are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$43,003,502%
Total number of portfolio holdings	29%
Total advisory fees paid	$105,830%
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.3%
Alphabet, Inc., Class A	9.2%
Microsoft Corp.	7.3%
Moody's Corp.	5.0%
Mastercard, Inc., Class A	4.8%
AutoZone, Inc.	4.7%
Oracle Corp.	4.3%
ASML Holding NV	4.0%
CME Group, Inc.	3.7%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
* Excluding short-term investments
Top Countries
United States	67.2%
Taiwan	9.3%
United Kingdom	5.8%
Switzerland	4.9%
Netherlands	4.0%
France	3.4%
Japan	3.1%
India	1.6%
Other	0.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013935
PROD020-25
MSWSC11A-12/25
NYLI WMC Small Companies Fund

NYLI PineStone Global Equity Fund
Class I/FCGIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI PineStone Global Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$91	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI World Index (Net) was determined primarily by stock selection and allocation effects. Security selection in communication services, along with sector allocation effects in energy and real estate, helped relative performance. This was offset by negative security selection in industrials, financials and health care.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Communication services	Security Selection	Contributed
Energy	Underweight sector allocation	Contributed
Real estate	Underweight sector allocation	Contributed
Industrials	Security selection	Detracted
Financials	Security selection	Detracted
Health care	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital Global Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class I Shares	4/28/2017	14.86%	12.39%	12.64%
MSCI World Index (Net)[1]		22.02%	15.58%	12.33%
Morningstar Global Large-Stock Growth Category Average[2]		19.09%	10.35%	11.31%
1.
The MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Morningstar Global Large-Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These portfolios are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$43,003,502%
Total number of portfolio holdings	29%
Total advisory fees paid	$105,830%
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.3%
Alphabet, Inc., Class A	9.2%
Microsoft Corp.	7.3%
Moody's Corp.	5.0%
Mastercard, Inc., Class A	4.8%
AutoZone, Inc.	4.7%
Oracle Corp.	4.3%
ASML Holding NV	4.0%
CME Group, Inc.	3.7%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
* Excluding short-term investments
Top Countries
United States	67.2%
Taiwan	9.3%
United Kingdom	5.8%
Switzerland	4.9%
Netherlands	4.0%
France	3.4%
Japan	3.1%
India	1.6%
Other	0.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013935
PROD020-25
MSWSC11C-12/25
NYLI WMC Small Companies Fund

NYLI PineStone Global Equity Fund
Class P/FCGPX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI PineStone Global Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class P	$90	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI World Index (Net) was determined primarily by stock selection and allocation effects. Security selection in communication services, along with sector allocation effects in energy and real estate, helped relative performance. This was offset by negative security selection in industrials, financials and health care.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Communication services	Security Selection	Contributed
Energy	Underweight sector allocation	Contributed
Real estate	Underweight sector allocation	Contributed
Industrials	Security selection	Detracted
Financials	Security selection	Detracted
Health care	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $5,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Since Inception
Class P Shares	8/28/2023	14.91%	14.75%
MSCI World Index (Net)[1]		22.02%	22.40%
Morningstar Global Large-Stock Growth Category Average[2]		19.09%	19.58%
1.
The MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Morningstar Global Large-Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These portfolios are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$43,003,502%
Total number of portfolio holdings	29%
Total advisory fees paid	$105,830%
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.3%
Alphabet, Inc., Class A	9.2%
Microsoft Corp.	7.3%
Moody's Corp.	5.0%
Mastercard, Inc., Class A	4.8%
AutoZone, Inc.	4.7%
Oracle Corp.	4.3%
ASML Holding NV	4.0%
CME Group, Inc.	3.7%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
* Excluding short-term investments
Top Countries
United States	67.2%
Taiwan	9.3%
United Kingdom	5.8%
Switzerland	4.9%
Netherlands	4.0%
France	3.4%
Japan	3.1%
India	1.6%
Other	0.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013935
PROD020-25
MSWSC11I-12/25
NYLI WMC Small Companies Fund

NYLI PineStone Global Equity Fund
Class R6/FCGMX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI PineStone Global Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$90	0.84%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI World Index (Net) was determined primarily by stock selection and allocation effects. Security selection in communication services, along with sector allocation effects in energy and real estate, helped relative performance. This was offset by negative security selection in industrials, financials and health care.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Communication services	Security Selection	Contributed
Energy	Underweight sector allocation	Contributed
Real estate	Underweight sector allocation	Contributed
Industrials	Security selection	Detracted
Financials	Security selection	Detracted
Health care	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Since Inception
Class R6 Shares	8/28/2023	14.87%	14.73%
MSCI World Index (Net)[1]		22.02%	22.40%
Morningstar Global Large-Stock Growth Category Average[2]		19.09%	19.58%
1.
The MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Morningstar Global Large-Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These portfolios are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$43,003,502%
Total number of portfolio holdings	29%
Total advisory fees paid	$105,830%
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.3%
Alphabet, Inc., Class A	9.2%
Microsoft Corp.	7.3%
Moody's Corp.	5.0%
Mastercard, Inc., Class A	4.8%
AutoZone, Inc.	4.7%
Oracle Corp.	4.3%
ASML Holding NV	4.0%
CME Group, Inc.	3.7%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
* Excluding short-term investments
Top Countries
United States	67.2%
Taiwan	9.3%
United Kingdom	5.8%
Switzerland	4.9%
Netherlands	4.0%
France	3.4%
Japan	3.1%
India	1.6%
Other	0.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI MacKay Strategic Muni Allocation Fund
Class A/MTFDX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.74%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected by yield curve positioning and security selection. The Fund’s overweight exposure to the longer portion of the curve had a positive impact. However, underweight exposure to the short end of the curve detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to the housing sector, boosted by security selection	Contributed
Credit rating	Out-of-Index exposure to non-rated credits, supported by security selection	Contributed
Maturity	Overweight exposure to bonds maturing beyond 15 years, primarily due to security selection	Contributed
Coupon	Underweight exposure to 5.0% to 5.25% coupon bonds, due to yield curve positioning and security selection	Detracted
Geography	Underweight allocation to holdings from the state of New York, impacted by security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	6/28/2019	1.24%	0.98%	1.44%
Class A Shares - Excluding sales charges		4.37%	1.91%	2.18%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	1.76%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	1.37%	1.88%
Morningstar Muni National Intermediate Category Average[3]		4.14%	1.22%	1.65%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$2,335,008,296%
Total number of portfolio holdings	1,243%
Total advisory fees paid	$7,449,188%
Portfolio turnover rate	47%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.57%-5.50%, due 12/1/26-12/1/55	2.3%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.2%
Los Angeles Department of Water & Power, 5.00%, due 7/1/28-7/1/48	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 6/1/33-1/1/56	1.5%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-3/1/56	1.3%
New Hampshire Business Finance Authority, 3.625%-5.25%, due 4/1/30-10/1/51	1.3%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33-1/1/55	1.3%
Development Authority of Burke County (The), 3.60%-3.95%, due 1/1/40-11/1/52	1.2%
Metropolitan Transportation Authority, 3.90%-5.00%, due 11/15/29-11/15/50	1.1%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.1%
* Excluding short-term investments
Top States
Texas	9.3%
California	7.7%
New York	6.3%
Alabama	6.2%
Illinois	6.1%
Georgia	4.6%
Florida	4.5%
Kentucky	3.9%
Colorado	3.5%
Puerto Rico	3.2%
Other	44.7%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI MacKay Strategic Muni Allocation Fund
Class C/MTFFX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$106	1.04%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected by yield curve positioning and security selection. The Fund’s overweight exposure to the longer portion of the curve had a positive impact. However, underweight exposure to the short end of the curve detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to the housing sector, boosted by security selection	Contributed
Credit rating	Out-of-Index exposure to non-rated credits, supported by security selection	Contributed
Maturity	Overweight exposure to bonds maturing beyond 15 years, primarily due to security selection	Contributed
Coupon	Underweight exposure to 5.0% to 5.25% coupon bonds, due to yield curve positioning and security selection	Detracted
Geography	Underweight allocation to holdings from the state of New York, impacted by security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class C Shares - Including sales charges	6/28/2019	3.07%	1.50%	1.78%
Class C Shares - Excluding sales charges		4.07%	1.50%	1.78%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	1.76%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	1.37%	1.88%
Morningstar Muni National Intermediate Category Average[3]		4.14%	1.22%	1.65%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$2,335,008,296%
Total number of portfolio holdings	1,243%
Total advisory fees paid	$7,449,188%
Portfolio turnover rate	47%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.57%-5.50%, due 12/1/26-12/1/55	2.3%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.2%
Los Angeles Department of Water & Power, 5.00%, due 7/1/28-7/1/48	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 6/1/33-1/1/56	1.5%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-3/1/56	1.3%
New Hampshire Business Finance Authority, 3.625%-5.25%, due 4/1/30-10/1/51	1.3%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33-1/1/55	1.3%
Development Authority of Burke County (The), 3.60%-3.95%, due 1/1/40-11/1/52	1.2%
Metropolitan Transportation Authority, 3.90%-5.00%, due 11/15/29-11/15/50	1.1%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.1%
* Excluding short-term investments
Top States
Texas	9.3%
California	7.7%
New York	6.3%
Alabama	6.2%
Illinois	6.1%
Georgia	4.6%
Florida	4.5%
Kentucky	3.9%
Colorado	3.5%
Puerto Rico	3.2%
Other	44.7%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI MacKay Strategic Muni Allocation Fund
Class C2/MTFMX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$121	1.19%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected by yield curve positioning and security selection. The Fund’s overweight exposure to the longer portion of the curve had a positive impact. However, underweight exposure to the short end of the curve detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to the housing sector, boosted by security selection	Contributed
Credit rating	Out-of-Index exposure to non-rated credits, supported by security selection	Contributed
Maturity	Overweight exposure to bonds maturing beyond 15 years, primarily due to security selection	Contributed
Coupon	Underweight exposure to 5.0% to 5.25% coupon bonds, due to yield curve positioning and security selection	Detracted
Geography	Underweight allocation to holdings from the state of New York, impacted by security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Since Inception
Class C2 Shares - Including sales charges	12/13/2022	2.91%	3.49%
Class C2 Shares - Excluding sales charges		3.91%	3.49%
Bloomberg Municipal Bond Index[1]		4.17%	3.65%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	3.55%
Morningstar Muni National Intermediate Category Average[3]		4.14%	3.65%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$2,335,008,296%
Total number of portfolio holdings	1,243%
Total advisory fees paid	$7,449,188%
Portfolio turnover rate	47%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.57%-5.50%, due 12/1/26-12/1/55	2.3%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.2%
Los Angeles Department of Water & Power, 5.00%, due 7/1/28-7/1/48	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 6/1/33-1/1/56	1.5%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-3/1/56	1.3%
New Hampshire Business Finance Authority, 3.625%-5.25%, due 4/1/30-10/1/51	1.3%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33-1/1/55	1.3%
Development Authority of Burke County (The), 3.60%-3.95%, due 1/1/40-11/1/52	1.2%
Metropolitan Transportation Authority, 3.90%-5.00%, due 11/15/29-11/15/50	1.1%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.1%
* Excluding short-term investments
Top States
Texas	9.3%
California	7.7%
New York	6.3%
Alabama	6.2%
Illinois	6.1%
Georgia	4.6%
Florida	4.5%
Kentucky	3.9%
Colorado	3.5%
Puerto Rico	3.2%
Other	44.7%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013935
PROD020-25
MSWSC11INV-12/25
NYLI WMC Small Companies Fund

NYLI MacKay Strategic Muni Allocation Fund
Class I/MTFGX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.49%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected by yield curve positioning and security selection. The Fund’s overweight exposure to the longer portion of the curve had a positive impact. However, underweight exposure to the short end of the curve detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to the housing sector, boosted by security selection	Contributed
Credit rating	Out-of-Index exposure to non-rated credits, supported by security selection	Contributed
Maturity	Overweight exposure to bonds maturing beyond 15 years, primarily due to security selection	Contributed
Coupon	Underweight exposure to 5.0% to 5.25% coupon bonds, due to yield curve positioning and security selection	Detracted
Geography	Underweight allocation to holdings from the state of New York, impacted by security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class I Shares	6/28/2019	4.64%	2.15%	2.41%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	1.76%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	1.37%	1.88%
Morningstar Muni National Intermediate Category Average[3]		4.14%	1.22%	1.65%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$2,335,008,296%
Total number of portfolio holdings	1,243%
Total advisory fees paid	$7,449,188%
Portfolio turnover rate	47%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.57%-5.50%, due 12/1/26-12/1/55	2.3%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.2%
Los Angeles Department of Water & Power, 5.00%, due 7/1/28-7/1/48	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 6/1/33-1/1/56	1.5%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-3/1/56	1.3%
New Hampshire Business Finance Authority, 3.625%-5.25%, due 4/1/30-10/1/51	1.3%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33-1/1/55	1.3%
Development Authority of Burke County (The), 3.60%-3.95%, due 1/1/40-11/1/52	1.2%
Metropolitan Transportation Authority, 3.90%-5.00%, due 11/15/29-11/15/50	1.1%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.1%
* Excluding short-term investments
Top States
Texas	9.3%
California	7.7%
New York	6.3%
Alabama	6.2%
Illinois	6.1%
Georgia	4.6%
Florida	4.5%
Kentucky	3.9%
Colorado	3.5%
Puerto Rico	3.2%
Other	44.7%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7256751
PROD020-25
MSUGL11a-12/25
NYLI U.S. Government Liquidity Fund

NYLI MacKay Strategic Muni Allocation Fund
Class R6/MTFHX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$46	0.45%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected by yield curve positioning and security selection. The Fund’s overweight exposure to the longer portion of the curve had a positive impact. However, underweight exposure to the short end of the curve detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to the housing sector, boosted by security selection	Contributed
Credit rating	Out-of-Index exposure to non-rated credits, supported by security selection	Contributed
Maturity	Overweight exposure to bonds maturing beyond 15 years, primarily due to security selection	Contributed
Coupon	Underweight exposure to 5.0% to 5.25% coupon bonds, due to yield curve positioning and security selection	Detracted
Geography	Underweight allocation to holdings from the state of New York, impacted by security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	6/28/2019	4.68%	2.16%	2.42%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	1.76%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	1.37%	1.88%
Morningstar Muni National Intermediate Category Average[3]		4.14%	1.22%	1.65%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$2,335,008,296%
Total number of portfolio holdings	1,243%
Total advisory fees paid	$7,449,188%
Portfolio turnover rate	47%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.57%-5.50%, due 12/1/26-12/1/55	2.3%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.2%
Los Angeles Department of Water & Power, 5.00%, due 7/1/28-7/1/48	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 6/1/33-1/1/56	1.5%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-3/1/56	1.3%
New Hampshire Business Finance Authority, 3.625%-5.25%, due 4/1/30-10/1/51	1.3%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33-1/1/55	1.3%
Development Authority of Burke County (The), 3.60%-3.95%, due 1/1/40-11/1/52	1.2%
Metropolitan Transportation Authority, 3.90%-5.00%, due 11/15/29-11/15/50	1.1%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.1%
* Excluding short-term investments
Top States
Texas	9.3%
California	7.7%
New York	6.3%
Alabama	6.2%
Illinois	6.1%
Georgia	4.6%
Florida	4.5%
Kentucky	3.9%
Colorado	3.5%
Puerto Rico	3.2%
Other	44.7%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
6092863
PROD020-25
MSPIE11A-12/25
NYLI PineStone International Equity Fund

NYLI MacKay Strategic Muni Allocation Fund
Class Z/MTFZX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period since inception?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$65	0.64%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected by yield curve positioning and security selection. The Fund’s overweight exposure to the longer portion of the curve had a positive impact. However, underweight exposure to the short end of the curve detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to the housing sector, boosted by security selection	Contributed
Credit rating	Out-of-Index exposure to non-rated credits, supported by security selection	Contributed
Maturity	Overweight exposure to bonds maturing beyond 15 years, primarily due to security selection	Contributed
Coupon	Underweight exposure to 5.0% to 5.25% coupon bonds, due to yield curve positioning and security selection	Detracted
Geography	Underweight allocation to holdings from the state of New York, impacted by security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Since Inception
Class Z Shares	7/19/2024	4.48%	3.83%
Bloomberg Municipal Bond Index[1]		4.17%	3.61%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	4.23%
Morningstar Muni National Intermediate Category Average[3]		4.14%	3.62%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$2,335,008,296%
Total number of portfolio holdings	1,243%
Total advisory fees paid	$7,449,188%
Portfolio turnover rate	47%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.57%-5.50%, due 12/1/26-12/1/55	2.3%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.2%
Los Angeles Department of Water & Power, 5.00%, due 7/1/28-7/1/48	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 6/1/33-1/1/56	1.5%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-3/1/56	1.3%
New Hampshire Business Finance Authority, 3.625%-5.25%, due 4/1/30-10/1/51	1.3%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33-1/1/55	1.3%
Development Authority of Burke County (The), 3.60%-3.95%, due 1/1/40-11/1/52	1.2%
Metropolitan Transportation Authority, 3.90%-5.00%, due 11/15/29-11/15/50	1.1%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.1%
* Excluding short-term investments
Top States
Texas	9.3%
California	7.7%
New York	6.3%
Alabama	6.2%
Illinois	6.1%
Georgia	4.6%
Florida	4.5%
Kentucky	3.9%
Colorado	3.5%
Puerto Rico	3.2%
Other	44.7%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
6092863
PROD020-25
MSPIE11C-12/25
NYLI PineStone International Equity Fund

NYLI MacKay Strategic Muni Allocation Fund
Investor Class/MTFEX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$81	0.79%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected by yield curve positioning and security selection. The Fund’s overweight exposure to the longer portion of the curve had a positive impact. However, underweight exposure to the short end of the curve detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to the housing sector, boosted by security selection	Contributed
Credit rating	Out-of-Index exposure to non-rated credits, supported by security selection	Contributed
Maturity	Overweight exposure to bonds maturing beyond 15 years, primarily due to security selection	Contributed
Coupon	Underweight exposure to 5.0% to 5.25% coupon bonds, due to yield curve positioning and security selection	Detracted
Geography	Underweight allocation to holdings from the state of New York, impacted by security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Investor Class Shares - Including sales charges	6/28/2019	1.71%	0.93%	1.30%
Investor Class Shares - Excluding sales charges		4.32%	1.76%	2.03%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	1.76%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	1.37%	1.88%
Morningstar Muni National Intermediate Category Average[3]		4.14%	1.22%	1.65%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$2,335,008,296%
Total number of portfolio holdings	1,243%
Total advisory fees paid	$7,449,188%
Portfolio turnover rate	47%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.57%-5.50%, due 12/1/26-12/1/55	2.3%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.2%
Los Angeles Department of Water & Power, 5.00%, due 7/1/28-7/1/48	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 6/1/33-1/1/56	1.5%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-3/1/56	1.3%
New Hampshire Business Finance Authority, 3.625%-5.25%, due 4/1/30-10/1/51	1.3%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33-1/1/55	1.3%
Development Authority of Burke County (The), 3.60%-3.95%, due 1/1/40-11/1/52	1.2%
Metropolitan Transportation Authority, 3.90%-5.00%, due 11/15/29-11/15/50	1.1%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.1%
* Excluding short-term investments
Top States
Texas	9.3%
California	7.7%
New York	6.3%
Alabama	6.2%
Illinois	6.1%
Georgia	4.6%
Florida	4.5%
Kentucky	3.9%
Colorado	3.5%
Puerto Rico	3.2%
Other	44.7%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
6092863
PROD020-25
MSPIE11I-12/25
NYLI PineStone International Equity Fund

NYLI Conservative Allocation Fund
Class A/MCKAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Conservative Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$40	0.38%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Conservative Allocation Composite Index was determined primarily by the performance of the Underlying Funds, as well as asset class policy. A majority of the Underlying Funds’ equity managers struggled to match the return of their respective benchmarks, some by wide margins (e.g., NYLI WMC Enduring Capital Fund and NYLI PineStone U.S. Equity Fund). Asset class policy detracted meaningfully as well, largely due to a bias favoring profitable mid- and small-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Convertible bonds / AI-sensitive stocks	Small holdings of convertible bonds and a basket of AI-sensitive stocks that survived a valuation filter, providing ancillary exposure to the dominant AI theme	Contributed
Underlying Fund performance	Significant underperformance of Underlying Equity Funds investing in both U.S. and non-U.S. stocks	Detracted
Size / quality	A tilt toward mid- and small-cap stocks, particularly those that are already generating earnings (as opposed to high-potential-growth but currently profitless firms)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	4/4/2005	5.26%	4.80%	4.40%
Class A Shares - Excluding sales charges		8.52%	5.44%	4.99%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
S&P 500®Index[2]		21.45%	17.64%	14.64%
MSCI EAFE® Index (Net)[3]		23.03%	12.33%	7.48%
Conservative Allocation Composite Index[4]		12.38%	6.31%	6.39%
Morningstar Global Moderately Conservative Allocation Category Average[5]		11.03%	5.86%	5.25%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

5.
The Morningstar Global Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$367,926,031%
Total number of portfolio holdings	33%
Portfolio turnover rate	14%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	36.3%
Fixed Income Funds	52.6%
Short-Term Investment	10.6%
Other Assets, Less Liabilities	0.5%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
6092863
PROD020-25
MSPIE11P-12/25
NYLI PineStone International Equity Fund

NYLI Conservative Allocation Fund
Class C/MCKCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Conservative Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$135	1.30%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Conservative Allocation Composite Index was determined primarily by the performance of the Underlying Funds, as well as asset class policy. A majority of the Underlying Funds’ equity managers struggled to match the return of their respective benchmarks, some by wide margins (e.g., NYLI WMC Enduring Capital Fund and NYLI PineStone U.S. Equity Fund). Asset class policy detracted meaningfully as well, largely due to a bias favoring profitable mid- and small-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Convertible bonds / AI-sensitive stocks	Small holdings of convertible bonds and a basket of AI-sensitive stocks that survived a valuation filter, providing ancillary exposure to the dominant AI theme	Contributed
Underlying Fund performance	Significant underperformance of Underlying Equity Funds investing in both U.S. and non-U.S. stocks	Detracted
Size / quality	A tilt toward mid- and small-cap stocks, particularly those that are already generating earnings (as opposed to high-potential-growth but currently profitless firms)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/4/2005	6.54%	4.46%	4.03%
Class C Shares - Excluding sales charges		7.54%	4.46%	4.03%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
S&P 500®Index[2]		21.45%	17.64%	14.64%
MSCI EAFE® Index (Net)[3]		23.03%	12.33%	7.48%
Conservative Allocation Composite Index[4]		12.38%	6.31%	6.39%
Morningstar Global Moderately Conservative Allocation Category Average[5]		11.03%	5.86%	5.25%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

5.
The Morningstar Global Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$367,926,031%
Total number of portfolio holdings	33%
Portfolio turnover rate	14%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	36.3%
Fixed Income Funds	52.6%
Short-Term Investment	10.6%
Other Assets, Less Liabilities	0.5%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
6092863
PROD020-25
MSPIE11R6-12/25
NYLI PineStone International Equity Fund

NYLI Conservative Allocation Fund
Class I/MCKIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Conservative Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$14	0.13%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Conservative Allocation Composite Index was determined primarily by the performance of the Underlying Funds, as well as asset class policy. A majority of the Underlying Funds’ equity managers struggled to match the return of their respective benchmarks, some by wide margins (e.g., NYLI WMC Enduring Capital Fund and NYLI PineStone U.S. Equity Fund). Asset class policy detracted meaningfully as well, largely due to a bias favoring profitable mid- and small-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Convertible bonds / AI-sensitive stocks	Small holdings of convertible bonds and a basket of AI-sensitive stocks that survived a valuation filter, providing ancillary exposure to the dominant AI theme	Contributed
Underlying Fund performance	Significant underperformance of Underlying Equity Funds investing in both U.S. and non-U.S. stocks	Detracted
Size / quality	A tilt toward mid- and small-cap stocks, particularly those that are already generating earnings (as opposed to high-potential-growth but currently profitless firms)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	4/4/2005	8.78%	5.69%	5.26%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
S&P 500®Index[2]		21.45%	17.64%	14.64%
MSCI EAFE® Index (Net)[3]		23.03%	12.33%	7.48%
Conservative Allocation Composite Index[4]		12.38%	6.31%	6.39%
Morningstar Global Moderately Conservative Allocation Category Average[5]		11.03%	5.86%	5.25%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

5.
The Morningstar Global Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$367,926,031%
Total number of portfolio holdings	33%
Portfolio turnover rate	14%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	36.3%
Fixed Income Funds	52.6%
Short-Term Investment	10.6%
Other Assets, Less Liabilities	0.5%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
6092863
PROD020-25
MSPIE11INV-12/25
NYLI PineStone International Equity Fund

NYLI Conservative Allocation Fund
Investor Class/MCKNX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Conservative Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$57	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Conservative Allocation Composite Index was determined primarily by the performance of the Underlying Funds, as well as asset class policy. A majority of the Underlying Funds’ equity managers struggled to match the return of their respective benchmarks, some by wide margins (e.g., NYLI WMC Enduring Capital Fund and NYLI PineStone U.S. Equity Fund). Asset class policy detracted meaningfully as well, largely due to a bias favoring profitable mid- and small-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Convertible bonds / AI-sensitive stocks	Small holdings of convertible bonds and a basket of AI-sensitive stocks that survived a valuation filter, providing ancillary exposure to the dominant AI theme	Contributed
Underlying Fund performance	Significant underperformance of Underlying Equity Funds investing in both U.S. and non-U.S. stocks	Detracted
Size / quality	A tilt toward mid- and small-cap stocks, particularly those that are already generating earnings (as opposed to high-potential-growth but currently profitless firms)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	5.58%	4.71%	4.22%
Investor Class Shares - Excluding sales charges		8.28%	5.24%	4.82%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
S&P 500®Index[2]		21.45%	17.64%	14.64%
MSCI EAFE® Index (Net)[3]		23.03%	12.33%	7.48%
Conservative Allocation Composite Index[4]		12.38%	6.31%	6.39%
Morningstar Global Moderately Conservative Allocation Category Average[5]		11.03%	5.86%	5.25%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

5.
The Morningstar Global Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$367,926,031%
Total number of portfolio holdings	33%
Portfolio turnover rate	14%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	36.3%
Fixed Income Funds	52.6%
Short-Term Investment	10.6%
Other Assets, Less Liabilities	0.5%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
6092831
PROD020-25
MSPUE11A-12/25
NYLI PineStone U.S. Equity Fund

NYLI Conservative Allocation Fund
SIMPLE Class/MCKSX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Conservative Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$64	0.61%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Conservative Allocation Composite Index was determined primarily by the performance of the Underlying Funds, as well as asset class policy. A majority of the Underlying Funds’ equity managers struggled to match the return of their respective benchmarks, some by wide margins (e.g., NYLI WMC Enduring Capital Fund and NYLI PineStone U.S. Equity Fund). Asset class policy detracted meaningfully as well, largely due to a bias favoring profitable mid- and small-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Convertible bonds / AI-sensitive stocks	Small holdings of convertible bonds and a basket of AI-sensitive stocks that survived a valuation filter, providing ancillary exposure to the dominant AI theme	Contributed
Underlying Fund performance	Significant underperformance of Underlying Equity Funds investing in both U.S. and non-U.S. stocks	Detracted
Size / quality	A tilt toward mid- and small-cap stocks, particularly those that are already generating earnings (as opposed to high-potential-growth but currently profitless firms)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	8.29%	5.07%	4.33%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	(0.32)%
S&P 500®Index[2]		21.45%	17.64%	15.55%
MSCI EAFE® Index (Net)[3]		23.03%	12.33%	10.46%
Conservative Allocation Composite Index[4]		12.38%	6.31%	5.50%
Morningstar Global Moderately Conservative Allocation Category Average[5]		11.03%	5.86%	5.21%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

5.
The Morningstar Global Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$367,926,031%
Total number of portfolio holdings	33%
Portfolio turnover rate	14%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	36.3%
Fixed Income Funds	52.6%
Short-Term Investment	10.6%
Other Assets, Less Liabilities	0.5%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
6092831
PROD020-25
MSPUE11C-12/25
NYLI PineStone U.S. Equity Fund

NYLI Equity Allocation Fund
Class A/MGXAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Equity Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$41	0.38%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Equity Allocation Composite Index was determined primarily by the performance of the Underlying Funds, as well as asset class policy. A majority of the Underlying Funds’ equity managers struggled to match the return of their respective benchmarks, some by wide margins (e.g., NYLI WMC Enduring Capital Fund and NYLI PineStone U.S. Equity Fund). Asset class policy detracted meaningfully as well, largely due to a bias favoring profitable mid- and small-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
AI-sensitive stocks	Exposure to a basket of AI-sensitive stocks that survived a valuation filter, providing ancillary exposure to the dominant AI theme	Contributed
Underlying Fund performance	Significant underperformance of Underlying Equity Funds investing in both U.S. and non-U.S. stocks	Detracted
Size / quality	A tilt toward mid- and small-cap stocks, particularly those that are already generating earnings (as opposed to high-potential-growth but currently profitless firms)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	4/4/2005	9.54%	10.74%	7.98%
Class A Shares - Excluding sales charges		12.93%	11.42%	8.59%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
S&P 500®Index[2]		21.45%	17.64%	14.64%
MSCI EAFE® Index (Net)[3]		23.03%	12.33%	7.48%
Equity Allocation Composite Index[4]		22.01%	16.39%	12.88%
Morningstar Global Aggressive Allocation Category Average[5]		17.63%	12.16%	9.66%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$475,781,271%
Total number of portfolio holdings	27%
Portfolio turnover rate	15%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	96.1%
Short-Term Investment	3.5%
Other Assets, Less Liabilities	0.4%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
6092831
PROD020-25
MSPUE11I-12/25
NYLI PineStone U.S. Equity Fund

NYLI Equity Allocation Fund
Class C/MGXCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Equity Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$138	1.30%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Equity Allocation Composite Index was determined primarily by the performance of the Underlying Funds, as well as asset class policy. A majority of the Underlying Funds’ equity managers struggled to match the return of their respective benchmarks, some by wide margins (e.g., NYLI WMC Enduring Capital Fund and NYLI PineStone U.S. Equity Fund). Asset class policy detracted meaningfully as well, largely due to a bias favoring profitable mid- and small-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
AI-sensitive stocks	Exposure to a basket of AI-sensitive stocks that survived a valuation filter, providing ancillary exposure to the dominant AI theme	Contributed
Underlying Fund performance	Significant underperformance of Underlying Equity Funds investing in both U.S. and non-U.S. stocks	Detracted
Size / quality	A tilt toward mid- and small-cap stocks, particularly those that are already generating earnings (as opposed to high-potential-growth but currently profitless firms)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/4/2005	10.87%	10.40%	7.60%
Class C Shares - Excluding sales charges		11.87%	10.40%	7.60%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
S&P 500®Index[2]		21.45%	17.64%	14.64%
MSCI EAFE® Index (Net)[3]		23.03%	12.33%	7.48%
Equity Allocation Composite Index[4]		22.01%	16.39%	12.88%
Morningstar Global Aggressive Allocation Category Average[5]		17.63%	12.16%	9.66%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$475,781,271%
Total number of portfolio holdings	27%
Portfolio turnover rate	15%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	96.1%
Short-Term Investment	3.5%
Other Assets, Less Liabilities	0.4%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
6092831
PROD020-25
MSPUE11P-12/25
NYLI PineStone U.S. Equity Fund

NYLI Equity Allocation Fund
Class I/MGXIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Equity Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$14	0.13%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Equity Allocation Composite Index was determined primarily by the performance of the Underlying Funds, as well as asset class policy. A majority of the Underlying Funds’ equity managers struggled to match the return of their respective benchmarks, some by wide margins (e.g., NYLI WMC Enduring Capital Fund and NYLI PineStone U.S. Equity Fund). Asset class policy detracted meaningfully as well, largely due to a bias favoring profitable mid- and small-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
AI-sensitive stocks	Exposure to a basket of AI-sensitive stocks that survived a valuation filter, providing ancillary exposure to the dominant AI theme	Contributed
Underlying Fund performance	Significant underperformance of Underlying Equity Funds investing in both U.S. and non-U.S. stocks	Detracted
Size / quality	A tilt toward mid- and small-cap stocks, particularly those that are already generating earnings (as opposed to high-potential-growth but currently profitless firms)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	4/4/2005	13.15%	11.69%	8.86%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
S&P 500®Index[2]		21.45%	17.64%	14.64%
MSCI EAFE® Index (Net)[3]		23.03%	12.33%	7.48%
Equity Allocation Composite Index[4]		22.01%	16.39%	12.88%
Morningstar Global Aggressive Allocation Category Average[5]		17.63%	12.16%	9.66%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$475,781,271%
Total number of portfolio holdings	27%
Portfolio turnover rate	15%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	96.1%
Short-Term Investment	3.5%
Other Assets, Less Liabilities	0.4%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
6092831
PROD020-25
MSPUE11R6-12/25
NYLI PineStone U.S. Equity Fund

NYLI Equity Allocation Fund
Investor Class/MGXNX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Equity Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$58	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Equity Allocation Composite Index was determined primarily by the performance of the Underlying Funds, as well as asset class policy. A majority of the Underlying Funds’ equity managers struggled to match the return of their respective benchmarks, some by wide margins (e.g., NYLI WMC Enduring Capital Fund and NYLI PineStone U.S. Equity Fund). Asset class policy detracted meaningfully as well, largely due to a bias favoring profitable mid- and small-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
AI-sensitive stocks	Exposure to a basket of AI-sensitive stocks that survived a valuation filter, providing ancillary exposure to the dominant AI theme	Contributed
Underlying Fund performance	Significant underperformance of Underlying Equity Funds investing in both U.S. and non-U.S. stocks	Detracted
Size / quality	A tilt toward mid- and small-cap stocks, particularly those that are already generating earnings (as opposed to high-potential-growth but currently profitless firms)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	9.87%	10.67%	7.80%
Investor Class Shares - Excluding sales charges		12.69%	11.23%	8.41%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
S&P 500®Index[2]		21.45%	17.64%	14.64%
MSCI EAFE® Index (Net)[3]		23.03%	12.33%	7.48%
Equity Allocation Composite Index[4]		22.01%	16.39%	12.88%
Morningstar Global Aggressive Allocation Category Average[5]		17.63%	12.16%	9.66%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$475,781,271%
Total number of portfolio holdings	27%
Portfolio turnover rate	15%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	96.1%
Short-Term Investment	3.5%
Other Assets, Less Liabilities	0.4%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
6092876
PROD020-25
MSPGE11A-12/25
NYLI PineStone Global Equity Fund

NYLI Equity Allocation Fund
SIMPLE Class/MGXSX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Equity Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$66	0.62%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Equity Allocation Composite Index was determined primarily by the performance of the Underlying Funds, as well as asset class policy. A majority of the Underlying Funds’ equity managers struggled to match the return of their respective benchmarks, some by wide margins (e.g., NYLI WMC Enduring Capital Fund and NYLI PineStone U.S. Equity Fund). Asset class policy detracted meaningfully as well, largely due to a bias favoring profitable mid- and small-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
AI-sensitive stocks	Exposure to a basket of AI-sensitive stocks that survived a valuation filter, providing ancillary exposure to the dominant AI theme	Contributed
Underlying Fund performance	Significant underperformance of Underlying Equity Funds investing in both U.S. and non-U.S. stocks	Detracted
Size / quality	A tilt toward mid- and small-cap stocks, particularly those that are already generating earnings (as opposed to high-potential-growth but currently profitless firms)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	12.61%	11.04%	9.46%
Russell 3000®Index[1]		20.81%	16.74%	14.84%
S&P 500®Index[2]		21.45%	17.64%	15.55%
MSCI EAFE® Index (Net)[3]		23.03%	12.33%	10.46%
Equity Allocation Composite Index[4]		22.01%	16.39%	14.35%
Morningstar Global Aggressive Allocation Category Average[5]		17.63%	12.16%	10.91%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$475,781,271%
Total number of portfolio holdings	27%
Portfolio turnover rate	15%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	96.1%
Short-Term Investment	3.5%
Other Assets, Less Liabilities	0.4%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
6092876
PROD020-25
MSPGE11C-12/25
NYLI PineStone Global Equity Fund

NYLI Growth Allocation Fund
Class A/MGDAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Growth Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$38	0.36%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Growth Allocation Composite Index was determined primarily by the performance of the Underlying Funds, as well as asset class policy. A majority of the Underlying Funds’ equity managers struggled to match the return of their respective benchmarks, some by wide margins (e.g., NYLI WMC Enduring Capital Fund and NYLI PineStone U.S. Equity Fund). Asset class policy detracted meaningfully as well, largely due to a bias favoring profitable mid- and small-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Convertible bonds / AI-sensitive stocks	Small holdings of convertible bonds and a basket of AI-sensitive stocks that survived a valuation filter, providing ancillary exposure to the dominant AI theme	Contributed
Underlying Fund performance	Significant underperformance of Underlying Equity Funds investing in both U.S. and non-U.S. stocks	Detracted
Size / quality	A tilt toward mid- and small-cap stocks, particularly those that are already generating earnings (as opposed to high-potential-growth but currently profitless firms)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	4/4/2005	7.97%	9.15%	7.00%
Class A Shares - Excluding sales charges		11.31%	9.82%	7.60%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
S&P 500®Index[2]		21.45%	17.64%	14.64%
MSCI EAFE® Index (Net)[3]		23.03%	12.33%	7.48%
Bloomberg U.S. Aggregate Bond Index[4]		6.16%	(0.24)%	1.90%
Growth Allocation Composite Index[5]		18.76%	13.00%	10.76%
Morningstar Global Moderately Aggressive Allocation Category Average[6]		16.31%	11.06%	8.38%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$855,219,177%
Total number of portfolio holdings	37%
Portfolio turnover rate	17%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	76.3%
Fixed Income Funds	12.9%
Short-Term Investment	10.5%
Other Assets, Less Liabilities	0.3%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
6092876
PROD020-25
MSPGE11I-12/25
NYLI PineStone Global Equity Fund

NYLI Growth Allocation Fund
Class C/MGDCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Growth Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$137	1.30%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Growth Allocation Composite Index was determined primarily by the performance of the Underlying Funds, as well as asset class policy. A majority of the Underlying Funds’ equity managers struggled to match the return of their respective benchmarks, some by wide margins (e.g., NYLI WMC Enduring Capital Fund and NYLI PineStone U.S. Equity Fund). Asset class policy detracted meaningfully as well, largely due to a bias favoring profitable mid- and small-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Convertible bonds / AI-sensitive stocks	Small holdings of convertible bonds and a basket of AI-sensitive stocks that survived a valuation filter, providing ancillary exposure to the dominant AI theme	Contributed
Underlying Fund performance	Significant underperformance of Underlying Equity Funds investing in both U.S. and non-U.S. stocks	Detracted
Size / quality	A tilt toward mid- and small-cap stocks, particularly those that are already generating earnings (as opposed to high-potential-growth but currently profitless firms)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/4/2005	9.22%	8.77%	6.59%
Class C Shares - Excluding sales charges		10.22%	8.77%	6.59%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
S&P 500®Index[2]		21.45%	17.64%	14.64%
MSCI EAFE® Index (Net)[3]		23.03%	12.33%	7.48%
Bloomberg U.S. Aggregate Bond Index[4]		6.16%	(0.24)%	1.90%
Growth Allocation Composite Index[5]		18.76%	13.00%	10.76%
Morningstar Global Moderately Aggressive Allocation Category Average[6]		16.31%	11.06%	8.38%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$855,219,177%
Total number of portfolio holdings	37%
Portfolio turnover rate	17%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	76.3%
Fixed Income Funds	12.9%
Short-Term Investment	10.5%
Other Assets, Less Liabilities	0.3%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
6092876
PROD020-25
MSPGE11P-12/25
NYLI PineStone Global Equity Fund

NYLI Growth Allocation Fund
Class I/MGDIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Growth Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$12	0.11%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Growth Allocation Composite Index was determined primarily by the performance of the Underlying Funds, as well as asset class policy. A majority of the Underlying Funds’ equity managers struggled to match the return of their respective benchmarks, some by wide margins (e.g., NYLI WMC Enduring Capital Fund and NYLI PineStone U.S. Equity Fund). Asset class policy detracted meaningfully as well, largely due to a bias favoring profitable mid- and small-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Convertible bonds / AI-sensitive stocks	Small holdings of convertible bonds and a basket of AI-sensitive stocks that survived a valuation filter, providing ancillary exposure to the dominant AI theme	Contributed
Underlying Fund performance	Significant underperformance of Underlying Equity Funds investing in both U.S. and non-U.S. stocks	Detracted
Size / quality	A tilt toward mid- and small-cap stocks, particularly those that are already generating earnings (as opposed to high-potential-growth but currently profitless firms)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	4/4/2005	11.53%	10.09%	7.87%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
S&P 500®Index[2]		21.45%	17.64%	14.64%
MSCI EAFE® Index (Net)[3]		23.03%	12.33%	7.48%
Bloomberg U.S. Aggregate Bond Index[4]		6.16%	(0.24)%	1.90%
Growth Allocation Composite Index[5]		18.76%	13.00%	10.76%
Morningstar Global Moderately Aggressive Allocation Category Average[6]		16.31%	11.06%	8.38%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$855,219,177%
Total number of portfolio holdings	37%
Portfolio turnover rate	17%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	76.3%
Fixed Income Funds	12.9%
Short-Term Investment	10.5%
Other Assets, Less Liabilities	0.3%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
6092876
PROD020-25
MSPGE11R6-12/25
NYLI PineStone Global Equity Fund

NYLI Growth Allocation Fund
Investor Class/MGDNX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Growth Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$58	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Growth Allocation Composite Index was determined primarily by the performance of the Underlying Funds, as well as asset class policy. A majority of the Underlying Funds’ equity managers struggled to match the return of their respective benchmarks, some by wide margins (e.g., NYLI WMC Enduring Capital Fund and NYLI PineStone U.S. Equity Fund). Asset class policy detracted meaningfully as well, largely due to a bias favoring profitable mid- and small-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Convertible bonds / AI-sensitive stocks	Small holdings of convertible bonds and a basket of AI-sensitive stocks that survived a valuation filter, providing ancillary exposure to the dominant AI theme	Contributed
Underlying Fund performance	Significant underperformance of Underlying Equity Funds investing in both U.S. and non-U.S. stocks	Detracted
Size / quality	A tilt toward mid- and small-cap stocks, particularly those that are already generating earnings (as opposed to high-potential-growth but currently profitless firms)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	8.28%	9.05%	6.79%
Investor Class Shares - Excluding sales charges		11.05%	9.60%	7.40%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
S&P 500®Index[2]		21.45%	17.64%	14.64%
MSCI EAFE® Index (Net)[3]		23.03%	12.33%	7.48%
Bloomberg U.S. Aggregate Bond Index[4]		6.16%	(0.24)%	1.90%
Growth Allocation Composite Index[5]		18.76%	13.00%	10.76%
Morningstar Global Moderately Aggressive Allocation Category Average[6]		16.31%	11.06%	8.38%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$855,219,177%
Total number of portfolio holdings	37%
Portfolio turnover rate	17%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	76.3%
Fixed Income Funds	12.9%
Short-Term Investment	10.5%
Other Assets, Less Liabilities	0.3%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013753
PROD020-25
MSMSMA11A-12/25
NYLI MacKay Strategic Muni Allocation Fund

NYLI Growth Allocation Fund
SIMPLE Class/MGDSX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Growth Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$63	0.60%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Growth Allocation Composite Index was determined primarily by the performance of the Underlying Funds, as well as asset class policy. A majority of the Underlying Funds’ equity managers struggled to match the return of their respective benchmarks, some by wide margins (e.g., NYLI WMC Enduring Capital Fund and NYLI PineStone U.S. Equity Fund). Asset class policy detracted meaningfully as well, largely due to a bias favoring profitable mid- and small-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Convertible bonds / AI-sensitive stocks	Small holdings of convertible bonds and a basket of AI-sensitive stocks that survived a valuation filter, providing ancillary exposure to the dominant AI theme	Contributed
Underlying Fund performance	Significant underperformance of Underlying Equity Funds investing in both U.S. and non-U.S. stocks	Detracted
Size / quality	A tilt toward mid- and small-cap stocks, particularly those that are already generating earnings (as opposed to high-potential-growth but currently profitless firms)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	11.01%	9.43%	8.11%
Russell 3000®Index[1]		20.81%	16.74%	14.84%
S&P 500®Index[2]		21.45%	17.64%	15.55%
MSCI EAFE® Index (Net)[3]		23.03%	12.33%	10.46%
Bloomberg U.S. Aggregate Bond Index[4]		6.16%	(0.24)%	(0.32)%
Growth Allocation Composite Index[5]		18.76%	13.00%	11.39%
Morningstar Global Moderately Aggressive Allocation Category Average[6]		16.31%	11.06%	9.95%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$855,219,177%
Total number of portfolio holdings	37%
Portfolio turnover rate	17%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	76.3%
Fixed Income Funds	12.9%
Short-Term Investment	10.5%
Other Assets, Less Liabilities	0.3%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013753
PROD020-25
MSMSMA11C-12/25
NYLI MacKay Strategic Muni Allocation Fund

NYLI Moderate Allocation Fund
Class A/MMRAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Moderate Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$38	0.36%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Moderate Allocation Composite Index was determined primarily by the performance of the Underlying Funds, as well as asset class policy. A majority of the Underlying Funds’ equity managers struggled to match the return of their respective benchmarks, some by wide margins (e.g., NYLI WMC Enduring Capital Fund and NYLI PineStone U.S. Equity Fund). Asset class policy detracted meaningfully as well, largely due to a bias favoring profitable mid- and small-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Convertible bonds / AI-sensitive stocks	Small holdings of convertible bonds and a basket of AI-sensitive stocks that survived a valuation filter, providing ancillary exposure to the dominant AI theme	Contributed
Underlying Fund performance	Significant underperformance of Underlying Equity Funds investing in both U.S. and non-U.S. stocks	Detracted
Size / quality	A tilt toward mid- and small-cap stocks, particularly those that are already generating earnings (as opposed to high-potential-growth but currently profitless firms)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	4/4/2005	6.92%	7.04%	5.89%
Class A Shares - Excluding sales charges		10.22%	7.69%	6.49%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
S&P 500®Index[2]		21.45%	17.64%	14.64%
MSCI EAFE® Index (Net)[3]		23.03%	12.33%	7.48%
Bloomberg U.S. Aggregate Bond Index[4]		6.16%	(0.24)%	1.90%
Moderate Allocation Composite Index[5]		15.55%	9.64%	8.59%
Morningstar Global Moderate Allocation Category Average[6]		13.81%	8.65%	6.59%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

6.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$798,217,464%
Total number of portfolio holdings	35%
Portfolio turnover rate	17%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	56.4%
Fixed Income Funds	32.7%
Short-Term Investment	10.6%
Other Assets, Less Liabilities	0.3%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013753
PROD020-25
MSMSMA11C2-12/25
NYLI MacKay Strategic Muni Allocation Fund

NYLI Moderate Allocation Fund
Class C/MMRCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Moderate Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$136	1.30%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Moderate Allocation Composite Index was determined primarily by the performance of the Underlying Funds, as well as asset class policy. A majority of the Underlying Funds’ equity managers struggled to match the return of their respective benchmarks, some by wide margins (e.g., NYLI WMC Enduring Capital Fund and NYLI PineStone U.S. Equity Fund). Asset class policy detracted meaningfully as well, largely due to a bias favoring profitable mid- and small-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Convertible bonds / AI-sensitive stocks	Small holdings of convertible bonds and a basket of AI-sensitive stocks that survived a valuation filter, providing ancillary exposure to the dominant AI theme	Contributed
Underlying Fund performance	Significant underperformance of Underlying Equity Funds investing in both U.S. and non-U.S. stocks	Detracted
Size / quality	A tilt toward mid- and small-cap stocks, particularly those that are already generating earnings (as opposed to high-potential-growth but currently profitless firms)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/4/2005	8.13%	6.64%	5.49%
Class C Shares - Excluding sales charges		9.13%	6.64%	5.49%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
S&P 500®Index[2]		21.45%	17.64%	14.64%
MSCI EAFE® Index (Net)[3]		23.03%	12.33%	7.48%
Bloomberg U.S. Aggregate Bond Index[4]		6.16%	(0.24)%	1.90%
Moderate Allocation Composite Index[5]		15.55%	9.64%	8.59%
Morningstar Global Moderate Allocation Category Average[6]		13.81%	8.65%	6.59%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

6.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$798,217,464%
Total number of portfolio holdings	35%
Portfolio turnover rate	17%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	56.4%
Fixed Income Funds	32.7%
Short-Term Investment	10.6%
Other Assets, Less Liabilities	0.3%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013753
PROD020-25
MSMSMA11I-12/25
NYLI MacKay Strategic Muni Allocation Fund

NYLI Moderate Allocation Fund
Class I/MMRIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Moderate Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$12	0.11%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Moderate Allocation Composite Index was determined primarily by the performance of the Underlying Funds, as well as asset class policy. A majority of the Underlying Funds’ equity managers struggled to match the return of their respective benchmarks, some by wide margins (e.g., NYLI WMC Enduring Capital Fund and NYLI PineStone U.S. Equity Fund). Asset class policy detracted meaningfully as well, largely due to a bias favoring profitable mid- and small-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Convertible bonds / AI-sensitive stocks	Small holdings of convertible bonds and a basket of AI-sensitive stocks that survived a valuation filter, providing ancillary exposure to the dominant AI theme	Contributed
Underlying Fund performance	Significant underperformance of Underlying Equity Funds investing in both U.S. and non-U.S. stocks	Detracted
Size / quality	A tilt toward mid- and small-cap stocks, particularly those that are already generating earnings (as opposed to high-potential-growth but currently profitless firms)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	4/4/2005	10.48%	7.95%	6.75%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
S&P 500®Index[2]		21.45%	17.64%	14.64%
MSCI EAFE® Index (Net)[3]		23.03%	12.33%	7.48%
Bloomberg U.S. Aggregate Bond Index[4]		6.16%	(0.24)%	1.90%
Moderate Allocation Composite Index[5]		15.55%	9.64%	8.59%
Morningstar Global Moderate Allocation Category Average[6]		13.81%	8.65%	6.59%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

6.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$798,217,464%
Total number of portfolio holdings	35%
Portfolio turnover rate	17%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	56.4%
Fixed Income Funds	32.7%
Short-Term Investment	10.6%
Other Assets, Less Liabilities	0.3%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013753
PROD020-25
MSMSMA11R6-12/25
NYLI MacKay Strategic Muni Allocation Fund

NYLI Moderate Allocation Fund
Investor Class/MMRDX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Moderate Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$58	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Moderate Allocation Composite Index was determined primarily by the performance of the Underlying Funds, as well as asset class policy. A majority of the Underlying Funds’ equity managers struggled to match the return of their respective benchmarks, some by wide margins (e.g., NYLI WMC Enduring Capital Fund and NYLI PineStone U.S. Equity Fund). Asset class policy detracted meaningfully as well, largely due to a bias favoring profitable mid- and small-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Convertible bonds / AI-sensitive stocks	Small holdings of convertible bonds and a basket of AI-sensitive stocks that survived a valuation filter, providing ancillary exposure to the dominant AI theme	Contributed
Underlying Fund performance	Significant underperformance of Underlying Equity Funds investing in both U.S. and non-U.S. stocks	Detracted
Size / quality	A tilt toward mid- and small-cap stocks, particularly those that are already generating earnings (as opposed to high-potential-growth but currently profitless firms)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	7.23%	6.92%	5.69%
Investor Class Shares - Excluding sales charges		9.98%	7.47%	6.29%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
S&P 500®Index[2]		21.45%	17.64%	14.64%
MSCI EAFE® Index (Net)[3]		23.03%	12.33%	7.48%
Bloomberg U.S. Aggregate Bond Index[4]		6.16%	(0.24)%	1.90%
Moderate Allocation Composite Index[5]		15.55%	9.64%	8.59%
Morningstar Global Moderate Allocation Category Average[6]		13.81%	8.65%	6.59%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

6.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$798,217,464%
Total number of portfolio holdings	35%
Portfolio turnover rate	17%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	56.4%
Fixed Income Funds	32.7%
Short-Term Investment	10.6%
Other Assets, Less Liabilities	0.3%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013753
PROD020-25
MSMSMA11Z-12/25
NYLI MacKay Strategic Muni Allocation Fund

NYLI Moderate Allocation Fund
SIMPLE Class/MMRSX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Moderate Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$64	0.61%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Moderate Allocation Composite Index was determined primarily by the performance of the Underlying Funds, as well as asset class policy. A majority of the Underlying Funds’ equity managers struggled to match the return of their respective benchmarks, some by wide margins (e.g., NYLI WMC Enduring Capital Fund and NYLI PineStone U.S. Equity Fund). Asset class policy detracted meaningfully as well, largely due to a bias favoring profitable mid- and small-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Convertible bonds / AI-sensitive stocks	Small holdings of convertible bonds and a basket of AI-sensitive stocks that survived a valuation filter, providing ancillary exposure to the dominant AI theme	Contributed
Underlying Fund performance	Significant underperformance of Underlying Equity Funds investing in both U.S. and non-U.S. stocks	Detracted
Size / quality	A tilt toward mid- and small-cap stocks, particularly those that are already generating earnings (as opposed to high-potential-growth but currently profitless firms)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	9.98%	7.29%	6.25%
Russell 3000®Index[1]		20.81%	16.74%	14.84%
S&P 500®Index[2]		21.45%	17.64%	15.55%
MSCI EAFE® Index (Net)[3]		23.03%	12.33%	10.46%
Bloomberg U.S. Aggregate Bond Index[4]		6.16%	(0.24)%	(0.32)%
Moderate Allocation Composite Index[5]		15.55%	9.64%	8.44%
Morningstar Global Moderate Allocation Category Average[6]		13.81%	8.65%	7.71%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

6.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$798,217,464%
Total number of portfolio holdings	35%
Portfolio turnover rate	17%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	56.4%
Fixed Income Funds	32.7%
Short-Term Investment	10.6%
Other Assets, Less Liabilities	0.3%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013753
PROD020-25
MSMSMA11INV-12/25
NYLI MacKay Strategic Muni Allocation Fund

NYLI MacKay Short Duration High Income Fund
Class A/MDHAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Short Duration High Income Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$105	1.02%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index was determined by both sector allocations and security selections. Relative returns benefited from positions in the capital goods, utilities and basic industry areas. Detractors included positions in telecommunications, retail and media.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Capital goods	Security selection (EMRLD Borrower L.P.) and overweight allocation	Contributed
Utilities	Security selection (lack of exposure to underperformer Sunnova Energy International Inc.)	Contributed
Basic industry	Security selection (First Quantum Minerals Ltd.) and overweight allocation	Contributed
Telecommunications	Security selection and underweight allocation	Detracted
Retail	Security selection (Saks Inc.)	Detracted
Media	Security selection (a position in OT Midco Inc.) and an underweight allocation (underweight Discovery Communications)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	12/17/2012	2.44%	4.74%	4.34%
Class A Shares - Excluding sales charges		5.61%	5.38%	4.66%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index[2]		7.26%	5.63%	5.28%
Morningstar High Yield Bond Category Average[3]		7.61%	5.14%	5.01%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index measures performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index, which is generally representative of the market sectors or types of investments in which the Fund invests, generally tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$3,068,012,882%
Total number of portfolio holdings	498%
Total advisory fees paid	$18,106,560%
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-6.75%, due 8/15/28-2/28/31	2.0%
Churchill Downs, Inc., 4.75%-5.75%, due 4/1/27-4/1/30	1.6%
CCO Holdings LLC, 4.75%-6.375%, due 5/1/26-3/1/30	1.4%
Mineral Resources Ltd., 7.00%-9.25%, due 11/1/27-4/1/31	1.2%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 3/15/26-1/15/28	1.2%
Great Outdoors Group LLC, 7.215%, due 1/23/32	1.1%
Cloud Software Group, Inc., 6.50%-7.252%, due 3/31/29-8/16/32	1.1%
Organon & Co., 4.125%-5.125%, due 4/30/28-4/30/31	1.1%
Talen Energy Supply LLC, 5.759%-8.625%, due 5/17/30-10/12/32	1.0%
LifePoint Health, Inc., 7.655%-9.875%, due 8/15/30-5/19/31	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	79.3%
Loan Assignments	15.7%
Convertible Bonds	0.6%
Common Stocks	0.3%
Preferred Stock	0.1%
Convertible Preferred Stock	0.0%‡
Other Assets, Less Liabilities	4.0%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7259909
PROD020-25
MSACA11A-12/25
NYLI Conservative Allocation Fund

NYLI MacKay Short Duration High Income Fund
Class C/MDHCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Short Duration High Income Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$184	1.80%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index was determined by both sector allocations and security selections. Relative returns benefited from positions in the capital goods, utilities and basic industry areas. Detractors included positions in telecommunications, retail and media.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Capital goods	Security selection (EMRLD Borrower L.P.) and overweight allocation	Contributed
Utilities	Security selection (lack of exposure to underperformer Sunnova Energy International Inc.)	Contributed
Basic industry	Security selection (First Quantum Minerals Ltd.) and overweight allocation	Contributed
Telecommunications	Security selection and underweight allocation	Detracted
Retail	Security selection (Saks Inc.)	Detracted
Media	Security selection (a position in OT Midco Inc.) and an underweight allocation (underweight Discovery Communications)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	12/17/2012	3.69%	4.51%	3.81%
Class C Shares - Excluding sales charges		4.69%	4.51%	3.81%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index[2]		7.26%	5.63%	5.28%
Morningstar High Yield Bond Category Average[3]		7.61%	5.14%	5.01%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index measures performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index, which is generally representative of the market sectors or types of investments in which the Fund invests, generally tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$3,068,012,882%
Total number of portfolio holdings	498%
Total advisory fees paid	$18,106,560%
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-6.75%, due 8/15/28-2/28/31	2.0%
Churchill Downs, Inc., 4.75%-5.75%, due 4/1/27-4/1/30	1.6%
CCO Holdings LLC, 4.75%-6.375%, due 5/1/26-3/1/30	1.4%
Mineral Resources Ltd., 7.00%-9.25%, due 11/1/27-4/1/31	1.2%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 3/15/26-1/15/28	1.2%
Great Outdoors Group LLC, 7.215%, due 1/23/32	1.1%
Cloud Software Group, Inc., 6.50%-7.252%, due 3/31/29-8/16/32	1.1%
Organon & Co., 4.125%-5.125%, due 4/30/28-4/30/31	1.1%
Talen Energy Supply LLC, 5.759%-8.625%, due 5/17/30-10/12/32	1.0%
LifePoint Health, Inc., 7.655%-9.875%, due 8/15/30-5/19/31	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	79.3%
Loan Assignments	15.7%
Convertible Bonds	0.6%
Common Stocks	0.3%
Preferred Stock	0.1%
Convertible Preferred Stock	0.0%‡
Other Assets, Less Liabilities	4.0%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7259909
PROD020-25
MSACA11C-12/25
NYLI Conservative Allocation Fund

NYLI MacKay Short Duration High Income Fund
Class I/MDHIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Short Duration High Income Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$80	0.78%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index was determined by both sector allocations and security selections. Relative returns benefited from positions in the capital goods, utilities and basic industry areas. Detractors included positions in telecommunications, retail and media.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Capital goods	Security selection (EMRLD Borrower L.P.) and overweight allocation	Contributed
Utilities	Security selection (lack of exposure to underperformer Sunnova Energy International Inc.)	Contributed
Basic industry	Security selection (First Quantum Minerals Ltd.) and overweight allocation	Contributed
Telecommunications	Security selection and underweight allocation	Detracted
Retail	Security selection (Saks Inc.)	Detracted
Media	Security selection (a position in OT Midco Inc.) and an underweight allocation (underweight Discovery Communications)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	12/17/2012	5.74%	5.61%	4.92%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index[2]		7.26%	5.63%	5.28%
Morningstar High Yield Bond Category Average[3]		7.61%	5.14%	5.01%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index measures performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index, which is generally representative of the market sectors or types of investments in which the Fund invests, generally tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$3,068,012,882%
Total number of portfolio holdings	498%
Total advisory fees paid	$18,106,560%
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-6.75%, due 8/15/28-2/28/31	2.0%
Churchill Downs, Inc., 4.75%-5.75%, due 4/1/27-4/1/30	1.6%
CCO Holdings LLC, 4.75%-6.375%, due 5/1/26-3/1/30	1.4%
Mineral Resources Ltd., 7.00%-9.25%, due 11/1/27-4/1/31	1.2%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 3/15/26-1/15/28	1.2%
Great Outdoors Group LLC, 7.215%, due 1/23/32	1.1%
Cloud Software Group, Inc., 6.50%-7.252%, due 3/31/29-8/16/32	1.1%
Organon & Co., 4.125%-5.125%, due 4/30/28-4/30/31	1.1%
Talen Energy Supply LLC, 5.759%-8.625%, due 5/17/30-10/12/32	1.0%
LifePoint Health, Inc., 7.655%-9.875%, due 8/15/30-5/19/31	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	79.3%
Loan Assignments	15.7%
Convertible Bonds	0.6%
Common Stocks	0.3%
Preferred Stock	0.1%
Convertible Preferred Stock	0.0%‡
Other Assets, Less Liabilities	4.0%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7259909
PROD020-25
MSACA11I-12/25
NYLI Conservative Allocation Fund

NYLI MacKay Short Duration High Income Fund
Investor Class/MDHVX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Short Duration High Income Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$107	1.05%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index was determined by both sector allocations and security selections. Relative returns benefited from positions in the capital goods, utilities and basic industry areas. Detractors included positions in telecommunications, retail and media.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Capital goods	Security selection (EMRLD Borrower L.P.) and overweight allocation	Contributed
Utilities	Security selection (lack of exposure to underperformer Sunnova Energy International Inc.)	Contributed
Basic industry	Security selection (First Quantum Minerals Ltd.) and overweight allocation	Contributed
Telecommunications	Security selection and underweight allocation	Detracted
Retail	Security selection (Saks Inc.)	Detracted
Media	Security selection (a position in OT Midco Inc.) and an underweight allocation (underweight Discovery Communications)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	12/17/2012	2.82%	4.75%	4.26%
Investor Class Shares - Excluding sales charges		5.46%	5.28%	4.58%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index[2]		7.26%	5.63%	5.28%
Morningstar High Yield Bond Category Average[3]		7.61%	5.14%	5.01%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index measures performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index, which is generally representative of the market sectors or types of investments in which the Fund invests, generally tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$3,068,012,882%
Total number of portfolio holdings	498%
Total advisory fees paid	$18,106,560%
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-6.75%, due 8/15/28-2/28/31	2.0%
Churchill Downs, Inc., 4.75%-5.75%, due 4/1/27-4/1/30	1.6%
CCO Holdings LLC, 4.75%-6.375%, due 5/1/26-3/1/30	1.4%
Mineral Resources Ltd., 7.00%-9.25%, due 11/1/27-4/1/31	1.2%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 3/15/26-1/15/28	1.2%
Great Outdoors Group LLC, 7.215%, due 1/23/32	1.1%
Cloud Software Group, Inc., 6.50%-7.252%, due 3/31/29-8/16/32	1.1%
Organon & Co., 4.125%-5.125%, due 4/30/28-4/30/31	1.1%
Talen Energy Supply LLC, 5.759%-8.625%, due 5/17/30-10/12/32	1.0%
LifePoint Health, Inc., 7.655%-9.875%, due 8/15/30-5/19/31	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	79.3%
Loan Assignments	15.7%
Convertible Bonds	0.6%
Common Stocks	0.3%
Preferred Stock	0.1%
Convertible Preferred Stock	0.0%‡
Other Assets, Less Liabilities	4.0%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7259909
PROD020-25
MSACA11INV-12/25
NYLI Conservative Allocation Fund

NYLI MacKay Arizona Muni Fund
Class A/AZTAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Arizona Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$82	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected primarily by yield curve positioning and security selection. Overweight allocation to housing and out-of-Index exposure to non-rated credits contributed to performance, supported by security selection. Underweight exposure to shorter maturities detracted as the municipal yield curve twisted, with front-end rates falling and longer-term rates rising.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to the housing sector, driven by security selection	Contributed
Credit rating	Out-of-Index exposure to non-rated credits, boosted by security selection	Contributed
Coupon	Underweight exposure to 5.0% to 5.25% coupon bonds, primarily due to yield curve positioning	Detracted
Maturity	Underweight exposure to bonds maturing within 10 years	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Since Inception
Class A Shares - Including sales charges	7/22/2024	1.00%	1.14%
Class A Shares - Excluding sales charges		4.13%	3.57%
Bloomberg Municipal Bond Index[1]		4.17%	3.61%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	4.23%
Morningstar Muni Single State Intermediate Category Average[3]		3.83%	3.12%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$138,000,026%
Total number of portfolio holdings	104%
Total advisory fees paid	$646,444%
Portfolio turnover rate	65%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Arizona Industrial Development Authority, 2.12%-6.25%, due 11/1/28-1/1/59	10.2%
Industrial Development Authority of the City of Phoenix Arizona (The), 3.10%-5.00%, due 7/1/36-2/1/59	8.6%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 1/1/32-1/1/53	6.5%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.7%
Maricopa County & Phoenix Industrial Development Authorities, 5.75%-6.50%, due 3/1/55-9/1/56	4.5%
City of Glendale, 5.00%, due 7/1/32-7/1/41	3.6%
Maricopa County Special Health Care District, 5.00%, due 7/1/32-7/1/34	3.4%
City of Phoenix Civic Improvement Corp., 5.00%, due 7/1/26-7/1/33	3.2%
City of Goodyear, 3.00%-5.00%, due 1/1/27-7/1/42	3.0%
Chandler Industrial Development Authority, Series 2, 5.00%, due 9/1/52	2.9%
* Excluding short-term investments
Top Industries
Other Revenue	45.4%
General Obligation	26.9%
Education	9.8%
Hospital	7.8%
Water & Sewer	3.4%
Utility	2.3%
General	1.9%
Transportation	0.9%
Housing	0.6%
Short-Term Investment	0.8%
Other	0.2%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7259909
PROD020-25
MSACA11SI-12/25
NYLI Conservative Allocation Fund

NYLI MacKay Arizona Muni Fund
Class C/AZTCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Arizona Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$112	1.10%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected primarily by yield curve positioning and security selection. Overweight allocation to housing and out-of-Index exposure to non-rated credits contributed to performance, supported by security selection. Underweight exposure to shorter maturities detracted as the municipal yield curve twisted, with front-end rates falling and longer-term rates rising.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to the housing sector, driven by security selection	Contributed
Credit rating	Out-of-Index exposure to non-rated credits, boosted by security selection	Contributed
Coupon	Underweight exposure to 5.0% to 5.25% coupon bonds, primarily due to yield curve positioning	Detracted
Maturity	Underweight exposure to bonds maturing within 10 years	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Trust of Arizona (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/1/1996	2.93%	(0.01)%	0.93%
Class C Shares - Excluding sales charges		3.93%	(0.01)%	0.93%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	1.37%	2.29%
Morningstar Muni Single State Intermediate Category Average[3]		3.83%	0.56%	1.63%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$138,000,026%
Total number of portfolio holdings	104%
Total advisory fees paid	$646,444%
Portfolio turnover rate	65%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Arizona Industrial Development Authority, 2.12%-6.25%, due 11/1/28-1/1/59	10.2%
Industrial Development Authority of the City of Phoenix Arizona (The), 3.10%-5.00%, due 7/1/36-2/1/59	8.6%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 1/1/32-1/1/53	6.5%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.7%
Maricopa County & Phoenix Industrial Development Authorities, 5.75%-6.50%, due 3/1/55-9/1/56	4.5%
City of Glendale, 5.00%, due 7/1/32-7/1/41	3.6%
Maricopa County Special Health Care District, 5.00%, due 7/1/32-7/1/34	3.4%
City of Phoenix Civic Improvement Corp., 5.00%, due 7/1/26-7/1/33	3.2%
City of Goodyear, 3.00%-5.00%, due 1/1/27-7/1/42	3.0%
Chandler Industrial Development Authority, Series 2, 5.00%, due 9/1/52	2.9%
* Excluding short-term investments
Top Industries
Other Revenue	45.4%
General Obligation	26.9%
Education	9.8%
Hospital	7.8%
Water & Sewer	3.4%
Utility	2.3%
General	1.9%
Transportation	0.9%
Housing	0.6%
Short-Term Investment	0.8%
Other	0.2%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7259885
PROD020-25
MSAEA11A-12/25
NYLI Equity Allocation Fund

NYLI MacKay Arizona Muni Fund
Class I/AZTYX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Arizona Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$56	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected primarily by yield curve positioning and security selection. Overweight allocation to housing and out-of-Index exposure to non-rated credits contributed to performance, supported by security selection. Underweight exposure to shorter maturities detracted as the municipal yield curve twisted, with front-end rates falling and longer-term rates rising.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to the housing sector, driven by security selection	Contributed
Credit rating	Out-of-Index exposure to non-rated credits, boosted by security selection	Contributed
Coupon	Underweight exposure to 5.0% to 5.25% coupon bonds, primarily due to yield curve positioning	Detracted
Maturity	Underweight exposure to bonds maturing within 10 years	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Trust of Arizona (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	4/1/1996	4.39%	0.86%	1.88%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	1.37%	2.29%
Morningstar Muni Single State Intermediate Category Average[3]		3.83%	0.56%	1.63%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$138,000,026%
Total number of portfolio holdings	104%
Total advisory fees paid	$646,444%
Portfolio turnover rate	65%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Arizona Industrial Development Authority, 2.12%-6.25%, due 11/1/28-1/1/59	10.2%
Industrial Development Authority of the City of Phoenix Arizona (The), 3.10%-5.00%, due 7/1/36-2/1/59	8.6%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 1/1/32-1/1/53	6.5%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.7%
Maricopa County & Phoenix Industrial Development Authorities, 5.75%-6.50%, due 3/1/55-9/1/56	4.5%
City of Glendale, 5.00%, due 7/1/32-7/1/41	3.6%
Maricopa County Special Health Care District, 5.00%, due 7/1/32-7/1/34	3.4%
City of Phoenix Civic Improvement Corp., 5.00%, due 7/1/26-7/1/33	3.2%
City of Goodyear, 3.00%-5.00%, due 1/1/27-7/1/42	3.0%
Chandler Industrial Development Authority, Series 2, 5.00%, due 9/1/52	2.9%
* Excluding short-term investments
Top Industries
Other Revenue	45.4%
General Obligation	26.9%
Education	9.8%
Hospital	7.8%
Water & Sewer	3.4%
Utility	2.3%
General	1.9%
Transportation	0.9%
Housing	0.6%
Short-Term Investment	0.8%
Other	0.2%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7259885
PROD020-25
MSAEA11C-12/25
NYLI Equity Allocation Fund

NYLI MacKay Arizona Muni Fund
Class Z/AZTFX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Arizona Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$72	0.70%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected primarily by yield curve positioning and security selection. Overweight allocation to housing and out-of-Index exposure to non-rated credits contributed to performance, supported by security selection. Underweight exposure to shorter maturities detracted as the municipal yield curve twisted, with front-end rates falling and longer-term rates rising.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to the housing sector, driven by security selection	Contributed
Credit rating	Out-of-Index exposure to non-rated credits, boosted by security selection	Contributed
Coupon	Underweight exposure to 5.0% to 5.25% coupon bonds, primarily due to yield curve positioning	Detracted
Maturity	Underweight exposure to bonds maturing within 10 years	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Trust of Arizona (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class Z Shares - Including sales charges	3/13/1986	1.11%	0.10%	1.42%
Class Z Shares - Excluding sales charges		4.24%	0.71%	1.73%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	1.37%	2.29%
Morningstar Muni Single State Intermediate Category Average[3]		3.83%	0.56%	1.63%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$138,000,026%
Total number of portfolio holdings	104%
Total advisory fees paid	$646,444%
Portfolio turnover rate	65%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Arizona Industrial Development Authority, 2.12%-6.25%, due 11/1/28-1/1/59	10.2%
Industrial Development Authority of the City of Phoenix Arizona (The), 3.10%-5.00%, due 7/1/36-2/1/59	8.6%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 1/1/32-1/1/53	6.5%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.7%
Maricopa County & Phoenix Industrial Development Authorities, 5.75%-6.50%, due 3/1/55-9/1/56	4.5%
City of Glendale, 5.00%, due 7/1/32-7/1/41	3.6%
Maricopa County Special Health Care District, 5.00%, due 7/1/32-7/1/34	3.4%
City of Phoenix Civic Improvement Corp., 5.00%, due 7/1/26-7/1/33	3.2%
City of Goodyear, 3.00%-5.00%, due 1/1/27-7/1/42	3.0%
Chandler Industrial Development Authority, Series 2, 5.00%, due 9/1/52	2.9%
* Excluding short-term investments
Top Industries
Other Revenue	45.4%
General Obligation	26.9%
Education	9.8%
Hospital	7.8%
Water & Sewer	3.4%
Utility	2.3%
General	1.9%
Transportation	0.9%
Housing	0.6%
Short-Term Investment	0.8%
Other	0.2%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7259885
PROD020-25
MSAEA11I-12/25
NYLI Equity Allocation Fund

NYLI MacKay Utah Muni Fund
Class A/UTAVX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Utah Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$82	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected primarily by yield curve positioning and security selection. Effective security selection among higher coupon bonds supported absolute and relative performance. Underweight exposure to shorter maturities detracted as the municipal yield curve twisted, with front-end rates falling and longer-term rates rising.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Overweight exposure to 5%+ coupon bonds, supported by security selection	Contributed
Credit rating	Out-of-Index exposure to non-rated credits, primarily due to security selection	Contributed
Sector	Underweight allocation to the IDR/PCR sector	Detracted
Maturity	Underweight exposure to bonds maturing within 8 years	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Since Inception
Class A Shares - Including sales charges	7/22/2024	1.12%	1.27%
Class A Shares - Excluding sales charges		4.25%	3.71%
Bloomberg Municipal Bond Index[1]		4.17%	3.61%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	4.23%
Morningstar Muni Single State Intermediate Category Average[3]		3.83%	3.12%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$194,759,248%
Total number of portfolio holdings	150%
Total advisory fees paid	$883,892%
Portfolio turnover rate	74%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 3/15/27-3/15/47	16.2%
Utah Housing Corp., 3.00%-6.75%, due 7/1/32-7/1/55	7.5%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	4.7%
Intermountain Power Agency, 5.00%-5.25%, due 7/1/35-7/1/45	4.0%
City of Salt Lake City, 4.00%-5.25%, due 2/1/37-7/1/46	3.8%
Downtown Revitalization Public Infrastructure District, 5.00%-5.25%, due 6/1/31-6/1/43	3.3%
Tennessee Energy Acquisition Corp., 5.00%, due 12/1/35-5/1/53	2.4%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.4%
City of Houston, 5.25%-5.50%, due 7/15/38-7/1/43	2.3%
Washington State Housing Finance Commission, 4.221%-5.00%, due 7/1/35-3/1/50	2.0%
* Excluding short-term investments
Top Industries
Other Revenue	35.9%
Education	17.7%
Transportation	12.1%
General	6.5%
General Obligation	5.6%
Water & Sewer	5.2%
Hospital	5.0%
Utilities	4.8%
Housing	4.2%
Short-Term Investment	1.9%
Other	1.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7259885
PROD020-25
MSAEA11INV-12/25
NYLI Equity Allocation Fund

NYLI MacKay Utah Muni Fund
Class C/UTACX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Utah Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$112	1.10%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected primarily by yield curve positioning and security selection. Effective security selection among higher coupon bonds supported absolute and relative performance. Underweight exposure to shorter maturities detracted as the municipal yield curve twisted, with front-end rates falling and longer-term rates rising.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Overweight exposure to 5%+ coupon bonds, supported by security selection	Contributed
Credit rating	Out-of-Index exposure to non-rated credits, primarily due to security selection	Contributed
Sector	Underweight allocation to the IDR/PCR sector	Detracted
Maturity	Underweight exposure to bonds maturing within 8 years	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Fund For Utah (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	5/21/1996	3.05%	(0.14)%	0.98%
Class C Shares - Excluding sales charges		4.05%	(0.14)%	0.98%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	1.37%	2.29%
Morningstar Muni Single State Intermediate Category Average[3]		3.83%	0.56%	1.63%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$194,759,248%
Total number of portfolio holdings	150%
Total advisory fees paid	$883,892%
Portfolio turnover rate	74%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 3/15/27-3/15/47	16.2%
Utah Housing Corp., 3.00%-6.75%, due 7/1/32-7/1/55	7.5%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	4.7%
Intermountain Power Agency, 5.00%-5.25%, due 7/1/35-7/1/45	4.0%
City of Salt Lake City, 4.00%-5.25%, due 2/1/37-7/1/46	3.8%
Downtown Revitalization Public Infrastructure District, 5.00%-5.25%, due 6/1/31-6/1/43	3.3%
Tennessee Energy Acquisition Corp., 5.00%, due 12/1/35-5/1/53	2.4%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.4%
City of Houston, 5.25%-5.50%, due 7/15/38-7/1/43	2.3%
Washington State Housing Finance Commission, 4.221%-5.00%, due 7/1/35-3/1/50	2.0%
* Excluding short-term investments
Top Industries
Other Revenue	35.9%
Education	17.7%
Transportation	12.1%
General	6.5%
General Obligation	5.6%
Water & Sewer	5.2%
Hospital	5.0%
Utilities	4.8%
Housing	4.2%
Short-Term Investment	1.9%
Other	1.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7259885
PROD020-25
MSAEA11SI-12/25
NYLI Equity Allocation Fund
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI MacKay Utah Muni Fund
Class I/UTAYX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Utah Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$56	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected primarily by yield curve positioning and security selection. Effective security selection among higher coupon bonds supported absolute and relative performance. Underweight exposure to shorter maturities detracted as the municipal yield curve twisted, with front-end rates falling and longer-term rates rising.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Overweight exposure to 5%+ coupon bonds, supported by security selection	Contributed
Credit rating	Out-of-Index exposure to non-rated credits, primarily due to security selection	Contributed
Sector	Underweight allocation to the IDR/PCR sector	Detracted
Maturity	Underweight exposure to bonds maturing within 8 years	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Fund For Utah (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	5/21/1996	4.50%	0.72%	1.91%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	1.37%	2.29%
Morningstar Muni Single State Intermediate Category Average[3]		3.83%	0.56%	1.63%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$194,759,248%
Total number of portfolio holdings	150%
Total advisory fees paid	$883,892%
Portfolio turnover rate	74%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 3/15/27-3/15/47	16.2%
Utah Housing Corp., 3.00%-6.75%, due 7/1/32-7/1/55	7.5%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	4.7%
Intermountain Power Agency, 5.00%-5.25%, due 7/1/35-7/1/45	4.0%
City of Salt Lake City, 4.00%-5.25%, due 2/1/37-7/1/46	3.8%
Downtown Revitalization Public Infrastructure District, 5.00%-5.25%, due 6/1/31-6/1/43	3.3%
Tennessee Energy Acquisition Corp., 5.00%, due 12/1/35-5/1/53	2.4%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.4%
City of Houston, 5.25%-5.50%, due 7/15/38-7/1/43	2.3%
Washington State Housing Finance Commission, 4.221%-5.00%, due 7/1/35-3/1/50	2.0%
* Excluding short-term investments
Top Industries
Other Revenue	35.9%
Education	17.7%
Transportation	12.1%
General	6.5%
General Obligation	5.6%
Water & Sewer	5.2%
Hospital	5.0%
Utilities	4.8%
Housing	4.2%
Short-Term Investment	1.9%
Other	1.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
7259936
PROD020-25
MSAGA11A-12/25
NYLI Growth Allocation Fund
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI MacKay Utah Muni Fund
Class Z/UTAHX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Utah Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$80	0.78%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected primarily by yield curve positioning and security selection. Effective security selection among higher coupon bonds supported absolute and relative performance. Underweight exposure to shorter maturities detracted as the municipal yield curve twisted, with front-end rates falling and longer-term rates rising.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Overweight exposure to 5%+ coupon bonds, supported by security selection	Contributed
Credit rating	Out-of-Index exposure to non-rated credits, primarily due to security selection	Contributed
Sector	Underweight allocation to the IDR/PCR sector	Detracted
Maturity	Underweight exposure to bonds maturing within 8 years	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Fund For Utah (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class Z Shares - Including sales charges	7/24/1992	1.25%	(0.08)%	1.40%
Class Z Shares - Excluding sales charges		4.38%	0.53%	1.71%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	1.37%	2.29%
Morningstar Muni Single State Intermediate Category Average[3]		3.83%	0.56%	1.63%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$194,759,248%
Total number of portfolio holdings	150%
Total advisory fees paid	$883,892%
Portfolio turnover rate	74%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 3/15/27-3/15/47	16.2%
Utah Housing Corp., 3.00%-6.75%, due 7/1/32-7/1/55	7.5%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	4.7%
Intermountain Power Agency, 5.00%-5.25%, due 7/1/35-7/1/45	4.0%
City of Salt Lake City, 4.00%-5.25%, due 2/1/37-7/1/46	3.8%
Downtown Revitalization Public Infrastructure District, 5.00%-5.25%, due 6/1/31-6/1/43	3.3%
Tennessee Energy Acquisition Corp., 5.00%, due 12/1/35-5/1/53	2.4%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.4%
City of Houston, 5.25%-5.50%, due 7/15/38-7/1/43	2.3%
Washington State Housing Finance Commission, 4.221%-5.00%, due 7/1/35-3/1/50	2.0%
* Excluding short-term investments
Top Industries
Other Revenue	35.9%
Education	17.7%
Transportation	12.1%
General	6.5%
General Obligation	5.6%
Water & Sewer	5.2%
Hospital	5.0%
Utilities	4.8%
Housing	4.2%
Short-Term Investment	1.9%
Other	1.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
7259936
PROD020-25
MSAGA11C-12/25
NYLI Growth Allocation Fund
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI MacKay Oregon Muni Fund
Class A/ORTBX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Oregon Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.79%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected primarily by yield curve positioning. Overweight allocation to the local general obligation sector and to AA-rated credits contributed to performance, supported by security selection. Underweight exposure to shorter maturities detracted as the municipal yield curve twisted, with front-end rates falling and longer-term rates rising.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to the local general obligation sector, driven by security selection	Contributed
Credit rating	Overweight exposure to AA-rated credits, boosted by security selection	Contributed
Coupon	Underweight exposure to 5.0% to 5.25% coupon bonds, partly due to yield curve positioning	Detracted
Maturity	Underweight exposure to bonds maturing within 12 years	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Since Inception
Class A Shares - Including sales charges	7/22/2024	0.37%	0.41%
Class A Shares - Excluding sales charges		3.47%	2.82%
Bloomberg Municipal Bond Index[1]		4.17%	3.61%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	4.23%
Morningstar Muni Single State Intermediate Category Average[3]		3.83%	3.12%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$275,437,762%
Total number of portfolio holdings	150%
Total advisory fees paid	$1,312,322%
Portfolio turnover rate	64%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-6.25%, due 5/1/33-6/1/55	6.9%
Washington & Clackamas Counties School District No. 23J, 5.00%, due 6/15/30-6/15/44	4.6%
Port of Portland, 5.00%-5.25%, due 7/1/35-7/1/44	4.0%
Metro, 4.00%-5.00%, due 6/1/26-6/1/35	3.5%
Oregon Health & Science University, Series B-2, 5.00%, due 7/1/46	3.5%
City of Portland, 2.00%-5.00%, due 6/15/29-12/1/47	3.5%
Oregon State Facilities Authority, 3.95%-5.00%, due 6/1/30-10/1/46	3.4%
State of Oregon Housing & Community Services Department, 4.00%-6.25%, due 7/1/51-7/1/55	3.4%
Tri-County Metropolitan Transportation District of Oregon, 5.00%, due 9/1/30-10/1/31	3.4%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/42	2.8%
* Excluding short-term investments
Top Industries
General Obligation	49.9%
Other Revenue	23.1%
Hospital	10.4%
Transportation	6.4%
Water & Sewer	5.3%
General	2.0%
Education	0.4%
Short-Term Investment	1.2%
Other	1.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
7259936
PROD020-25
MSAGA11I-12/25
NYLI Growth Allocation Fund
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI MacKay Oregon Muni Fund
Class C/ORTCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Oregon Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$112	1.10%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected primarily by yield curve positioning. Overweight allocation to the local general obligation sector and to AA-rated credits contributed to performance, supported by security selection. Underweight exposure to shorter maturities detracted as the municipal yield curve twisted, with front-end rates falling and longer-term rates rising.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to the local general obligation sector, driven by security selection	Contributed
Credit rating	Overweight exposure to AA-rated credits, boosted by security selection	Contributed
Coupon	Underweight exposure to 5.0% to 5.25% coupon bonds, partly due to yield curve positioning	Detracted
Maturity	Underweight exposure to bonds maturing within 12 years	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Trust of Oregon (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/5/1996	2.27%	(0.54)%	0.47%
Class C Shares - Excluding sales charges		3.27%	(0.54)%	0.47%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	1.37%	2.29%
Morningstar Muni Single State Intermediate Category Average[3]		3.83%	0.56%	1.63%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$275,437,762%
Total number of portfolio holdings	150%
Total advisory fees paid	$1,312,322%
Portfolio turnover rate	64%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-6.25%, due 5/1/33-6/1/55	6.9%
Washington & Clackamas Counties School District No. 23J, 5.00%, due 6/15/30-6/15/44	4.6%
Port of Portland, 5.00%-5.25%, due 7/1/35-7/1/44	4.0%
Metro, 4.00%-5.00%, due 6/1/26-6/1/35	3.5%
Oregon Health & Science University, Series B-2, 5.00%, due 7/1/46	3.5%
City of Portland, 2.00%-5.00%, due 6/15/29-12/1/47	3.5%
Oregon State Facilities Authority, 3.95%-5.00%, due 6/1/30-10/1/46	3.4%
State of Oregon Housing & Community Services Department, 4.00%-6.25%, due 7/1/51-7/1/55	3.4%
Tri-County Metropolitan Transportation District of Oregon, 5.00%, due 9/1/30-10/1/31	3.4%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/42	2.8%
* Excluding short-term investments
Top Industries
General Obligation	49.9%
Other Revenue	23.1%
Hospital	10.4%
Transportation	6.4%
Water & Sewer	5.3%
General	2.0%
Education	0.4%
Short-Term Investment	1.2%
Other	1.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI MacKay Oregon Muni Fund
Class I/ORTYX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Oregon Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	0.54%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected primarily by yield curve positioning. Overweight allocation to the local general obligation sector and to AA-rated credits contributed to performance, supported by security selection. Underweight exposure to shorter maturities detracted as the municipal yield curve twisted, with front-end rates falling and longer-term rates rising.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to the local general obligation sector, driven by security selection	Contributed
Credit rating	Overweight exposure to AA-rated credits, boosted by security selection	Contributed
Coupon	Underweight exposure to 5.0% to 5.25% coupon bonds, partly due to yield curve positioning	Detracted
Maturity	Underweight exposure to bonds maturing within 12 years	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Trust of Oregon (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	4/5/1996	3.84%	0.33%	1.42%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	1.37%	2.29%
Morningstar Muni Single State Intermediate Category Average[3]		3.83%	0.56%	1.63%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$275,437,762%
Total number of portfolio holdings	150%
Total advisory fees paid	$1,312,322%
Portfolio turnover rate	64%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-6.25%, due 5/1/33-6/1/55	6.9%
Washington & Clackamas Counties School District No. 23J, 5.00%, due 6/15/30-6/15/44	4.6%
Port of Portland, 5.00%-5.25%, due 7/1/35-7/1/44	4.0%
Metro, 4.00%-5.00%, due 6/1/26-6/1/35	3.5%
Oregon Health & Science University, Series B-2, 5.00%, due 7/1/46	3.5%
City of Portland, 2.00%-5.00%, due 6/15/29-12/1/47	3.5%
Oregon State Facilities Authority, 3.95%-5.00%, due 6/1/30-10/1/46	3.4%
State of Oregon Housing & Community Services Department, 4.00%-6.25%, due 7/1/51-7/1/55	3.4%
Tri-County Metropolitan Transportation District of Oregon, 5.00%, due 9/1/30-10/1/31	3.4%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/42	2.8%
* Excluding short-term investments
Top Industries
General Obligation	49.9%
Other Revenue	23.1%
Hospital	10.4%
Transportation	6.4%
Water & Sewer	5.3%
General	2.0%
Education	0.4%
Short-Term Investment	1.2%
Other	1.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI MacKay Oregon Muni Fund
Class Z/ORTFX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Oregon Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$70	0.69%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected primarily by yield curve positioning. Overweight allocation to the local general obligation sector and to AA-rated credits contributed to performance, supported by security selection. Underweight exposure to shorter maturities detracted as the municipal yield curve twisted, with front-end rates falling and longer-term rates rising.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to the local general obligation sector, driven by security selection	Contributed
Credit rating	Overweight exposure to AA-rated credits, boosted by security selection	Contributed
Coupon	Underweight exposure to 5.0% to 5.25% coupon bonds, partly due to yield curve positioning	Detracted
Maturity	Underweight exposure to bonds maturing within 12 years	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Trust of Oregon (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class Z Shares - Including sales charges	6/1/1986	0.57%	(0.41)%	0.96%
Class Z Shares - Excluding sales charges		3.68%	0.20%	1.27%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	1.37%	2.29%
Morningstar Muni Single State Intermediate Category Average[3]		3.83%	0.56%	1.63%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$275,437,762%
Total number of portfolio holdings	150%
Total advisory fees paid	$1,312,322%
Portfolio turnover rate	64%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-6.25%, due 5/1/33-6/1/55	6.9%
Washington & Clackamas Counties School District No. 23J, 5.00%, due 6/15/30-6/15/44	4.6%
Port of Portland, 5.00%-5.25%, due 7/1/35-7/1/44	4.0%
Metro, 4.00%-5.00%, due 6/1/26-6/1/35	3.5%
Oregon Health & Science University, Series B-2, 5.00%, due 7/1/46	3.5%
City of Portland, 2.00%-5.00%, due 6/15/29-12/1/47	3.5%
Oregon State Facilities Authority, 3.95%-5.00%, due 6/1/30-10/1/46	3.4%
State of Oregon Housing & Community Services Department, 4.00%-6.25%, due 7/1/51-7/1/55	3.4%
Tri-County Metropolitan Transportation District of Oregon, 5.00%, due 9/1/30-10/1/31	3.4%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/42	2.8%
* Excluding short-term investments
Top Industries
General Obligation	49.9%
Other Revenue	23.1%
Hospital	10.4%
Transportation	6.4%
Water & Sewer	5.3%
General	2.0%
Education	0.4%
Short-Term Investment	1.2%
Other	1.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
7259936
PROD020-25
MSAGA11INV-12/25
NYLI Growth Allocation Fund
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI MacKay Colorado Muni Fund
Class A/COTAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Colorado Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$81	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected primarily by yield curve positioning and security selection. Overweight allocation to housing and out-of-Index exposure to non-rated credits contributed to performance, supported by security selection. Underweight exposure to shorter maturities detracted as the municipal yield curve twisted, with front-end rates falling and longer-term rates rising.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to the housing sector, driven by security selection	Contributed
Credit rating	Out-of-Index exposure to non-rated credits, boosted by security selection	Contributed
Coupon	Underweight exposure to 5.0% to 5.25% coupon bonds, primarily due to yield curve positioning	Detracted
Maturity	Underweight exposure to bonds maturing within 10 years	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Since Inception
Class A Shares - Including sales charges	7/22/2024	0.34%	0.57%
Class A Shares - Excluding sales charges		3.44%	2.98%
Bloomberg Municipal Bond Index[1]		4.17%	3.61%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	4.23%
Morningstar Muni Single State Intermediate Category Average[3]		3.83%	3.12%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$105,523,078%
Total number of portfolio holdings	91%
Total advisory fees paid	$484,468%
Portfolio turnover rate	105%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Colorado Health Facilities Authority, 3.80%-5.25%, due 11/1/28-5/15/62	9.9%
Colorado Housing and Finance Authority, 2.10%-6.25%, due 11/1/35-5/1/55	7.1%
City & County of Denver, 4.00%-5.75%, due 11/15/31-11/15/40	5.0%
Public Authority for Colorado Energy, 6.50%, due 11/15/38	3.5%
Denver City & County School District No. 1, 3.00%-5.50%, due 12/1/43-12/1/47	3.2%
Adams County School District No. 14, 5.00%-5.50%, due 12/1/34-12/1/35	2.8%
Midcities Metropolitan District No. 2, 5.00%, due 12/1/31	2.5%
Denver Urban Renewal Authority, Series A-1, 5.00%, due 12/1/25	2.5%
Town of Frederick, 5.00%, due 12/1/34-12/1/41	2.4%
City of Fort Collins, 5.00%, due 12/1/37	2.4%
* Excluding short-term investments
Top Industries
Other Revenue	39.0%
General Obligation	19.2%
Certificate of Participation/Lease	13.1%
Transportation	9.0%
Hospital	8.8%
Education	6.1%
Water & Sewer	1.6%
General	0.5%
Short-Term Investment	2.1%
Other	0.6%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
7259936
PROD020-25
MSAGA11SI-12/25
NYLI Growth Allocation Fund
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI MacKay Colorado Muni Fund
Class C/COTCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Colorado Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$112	1.10%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected primarily by yield curve positioning and security selection. Overweight allocation to housing and out-of-Index exposure to non-rated credits contributed to performance, supported by security selection. Underweight exposure to shorter maturities detracted as the municipal yield curve twisted, with front-end rates falling and longer-term rates rising.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to the housing sector, driven by security selection	Contributed
Credit rating	Out-of-Index exposure to non-rated credits, boosted by security selection	Contributed
Coupon	Underweight exposure to 5.0% to 5.25% coupon bonds, primarily due to yield curve positioning	Detracted
Maturity	Underweight exposure to bonds maturing within 10 years	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Fund of Colorado (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/30/1996	2.16%	(0.45)%	0.44%
Class C Shares - Excluding sales charges		3.16%	(0.45)%	0.44%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	1.37%	2.29%
Morningstar Muni Single State Intermediate Category Average[3]		3.83%	0.56%	1.63%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$105,523,078%
Total number of portfolio holdings	91%
Total advisory fees paid	$484,468%
Portfolio turnover rate	105%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Colorado Health Facilities Authority, 3.80%-5.25%, due 11/1/28-5/15/62	9.9%
Colorado Housing and Finance Authority, 2.10%-6.25%, due 11/1/35-5/1/55	7.1%
City & County of Denver, 4.00%-5.75%, due 11/15/31-11/15/40	5.0%
Public Authority for Colorado Energy, 6.50%, due 11/15/38	3.5%
Denver City & County School District No. 1, 3.00%-5.50%, due 12/1/43-12/1/47	3.2%
Adams County School District No. 14, 5.00%-5.50%, due 12/1/34-12/1/35	2.8%
Midcities Metropolitan District No. 2, 5.00%, due 12/1/31	2.5%
Denver Urban Renewal Authority, Series A-1, 5.00%, due 12/1/25	2.5%
Town of Frederick, 5.00%, due 12/1/34-12/1/41	2.4%
City of Fort Collins, 5.00%, due 12/1/37	2.4%
* Excluding short-term investments
Top Industries
Other Revenue	39.0%
General Obligation	19.2%
Certificate of Participation/Lease	13.1%
Transportation	9.0%
Hospital	8.8%
Education	6.1%
Water & Sewer	1.6%
General	0.5%
Short-Term Investment	2.1%
Other	0.6%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
7259951
PROD020-25
MSAMA11A-12/25
NYLI Moderate Allocation Fund
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI MacKay Colorado Muni Fund
Class I/COTYX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Colorado Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$56	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected primarily by yield curve positioning and security selection. Overweight allocation to housing and out-of-Index exposure to non-rated credits contributed to performance, supported by security selection. Underweight exposure to shorter maturities detracted as the municipal yield curve twisted, with front-end rates falling and longer-term rates rising.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to the housing sector, driven by security selection	Contributed
Credit rating	Out-of-Index exposure to non-rated credits, boosted by security selection	Contributed
Coupon	Underweight exposure to 5.0% to 5.25% coupon bonds, primarily due to yield curve positioning	Detracted
Maturity	Underweight exposure to bonds maturing within 10 years	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Fund of Colorado (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	4/30/1996	3.70%	0.46%	1.38%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	1.37%	2.29%
Morningstar Muni Single State Intermediate Category Average[3]		3.83%	0.56%	1.63%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$105,523,078%
Total number of portfolio holdings	91%
Total advisory fees paid	$484,468%
Portfolio turnover rate	105%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Colorado Health Facilities Authority, 3.80%-5.25%, due 11/1/28-5/15/62	9.9%
Colorado Housing and Finance Authority, 2.10%-6.25%, due 11/1/35-5/1/55	7.1%
City & County of Denver, 4.00%-5.75%, due 11/15/31-11/15/40	5.0%
Public Authority for Colorado Energy, 6.50%, due 11/15/38	3.5%
Denver City & County School District No. 1, 3.00%-5.50%, due 12/1/43-12/1/47	3.2%
Adams County School District No. 14, 5.00%-5.50%, due 12/1/34-12/1/35	2.8%
Midcities Metropolitan District No. 2, 5.00%, due 12/1/31	2.5%
Denver Urban Renewal Authority, Series A-1, 5.00%, due 12/1/25	2.5%
Town of Frederick, 5.00%, due 12/1/34-12/1/41	2.4%
City of Fort Collins, 5.00%, due 12/1/37	2.4%
* Excluding short-term investments
Top Industries
Other Revenue	39.0%
General Obligation	19.2%
Certificate of Participation/Lease	13.1%
Transportation	9.0%
Hospital	8.8%
Education	6.1%
Water & Sewer	1.6%
General	0.5%
Short-Term Investment	2.1%
Other	0.6%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
7259951
PROD020-25
MSAMA11C-12/25
NYLI Moderate Allocation Fund
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI MacKay Colorado Muni Fund
Class Z/COTFX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Colorado Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$66	0.65%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected primarily by yield curve positioning and security selection. Overweight allocation to housing and out-of-Index exposure to non-rated credits contributed to performance, supported by security selection. Underweight exposure to shorter maturities detracted as the municipal yield curve twisted, with front-end rates falling and longer-term rates rising.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to the housing sector, driven by security selection	Contributed
Credit rating	Out-of-Index exposure to non-rated credits, boosted by security selection	Contributed
Coupon	Underweight exposure to 5.0% to 5.25% coupon bonds, primarily due to yield curve positioning	Detracted
Maturity	Underweight exposure to bonds maturing within 10 years	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Fund of Colorado (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class Z Shares - Including sales charges	5/21/1987	0.50%	(0.23)%	1.02%
Class Z Shares - Excluding sales charges		3.61%	0.38%	1.33%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	1.37%	2.29%
Morningstar Muni Single State Intermediate Category Average[3]		3.83%	0.56%	1.63%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$105,523,078%
Total number of portfolio holdings	91%
Total advisory fees paid	$484,468%
Portfolio turnover rate	105%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Colorado Health Facilities Authority, 3.80%-5.25%, due 11/1/28-5/15/62	9.9%
Colorado Housing and Finance Authority, 2.10%-6.25%, due 11/1/35-5/1/55	7.1%
City & County of Denver, 4.00%-5.75%, due 11/15/31-11/15/40	5.0%
Public Authority for Colorado Energy, 6.50%, due 11/15/38	3.5%
Denver City & County School District No. 1, 3.00%-5.50%, due 12/1/43-12/1/47	3.2%
Adams County School District No. 14, 5.00%-5.50%, due 12/1/34-12/1/35	2.8%
Midcities Metropolitan District No. 2, 5.00%, due 12/1/31	2.5%
Denver Urban Renewal Authority, Series A-1, 5.00%, due 12/1/25	2.5%
Town of Frederick, 5.00%, due 12/1/34-12/1/41	2.4%
City of Fort Collins, 5.00%, due 12/1/37	2.4%
* Excluding short-term investments
Top Industries
Other Revenue	39.0%
General Obligation	19.2%
Certificate of Participation/Lease	13.1%
Transportation	9.0%
Hospital	8.8%
Education	6.1%
Water & Sewer	1.6%
General	0.5%
Short-Term Investment	2.1%
Other	0.6%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
7259951
PROD020-25
MSAMA11I-12/25
NYLI Moderate Allocation Fund
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer (“PEO”) and principal financial officer (“PFO”). During the period covered by this report, no amendments were made to the provisions of the Code. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report. A copy of the Code is filed herewith.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that the Registrant has “three audit committee financial experts” (as defined by Item 3 of Form N-CSR) serving on its Audit Committee. The Audit Committee financial experts are Alan R. Latshaw, Karen Hammond and Susan B. Kerley. Mr. Latshaw, Ms. Hammond, and Ms. Kerley are “independent” as defined by Section 2(a)(19) of Investment Company Act of 1940 , as amended (“1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees billed for the fiscal year ended October 31, 2025 for professional services rendered by KPMG LLP (“KPMG”) for the audit of the Registrant’s annual financial statements or services that are normally provided by KPMG in connection with statutory and regulatory filings or engagements for that fiscal year were $2,074,450.

The aggregate fees billed for the fiscal year ended October 31, 2024 for professional services rendered by KPMG for the audit of the Registrant’s annual financial statements or services that are normally provided by KPMG in connection with statutory and regulatory filings or engagements for that fiscal year were $1,755,150.

(b) Audit-Related Fees

The aggregate fees billed for assurance and related services by KPMG that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were: (i) $0 for the fiscal year ended October 31, 2025; and (ii) $0 for the fiscal year ended October 31, 2024.

(c) Tax Fees

The aggregate fees billed for professional services rendered by KPMG for tax compliance, tax advice, and tax planning were: (i) $0 during the fiscal year ended October 31, 2025; and (ii) $0 during the fiscal year ended October 31, 2024. These services primarily included preparation of federal, state and local income tax returns and excise tax returns, as well as services relating to excise tax distribution requirements.

(d) All Other Fees

The aggregate fees billed for products and services provided by KPMG, other than the services reported in paragraphs (a) through (c) of this Item were: (i) $0 during the fiscal year ended October 31, 2025; and (ii) $0 during the fiscal year ended October 31, 2024.

(e) Pre-Approval Policies and Procedures

(1) The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant’s investment adviser and to any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of the types of services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting. To date, the Audit Committee has not delegated such authority.

(2) With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) There were no hours expended on KPMG’s engagement to audit the Registrant’s financial statements for the most recent fiscal year was attributable to work performed by persons other than KPMG’s full-time, permanent employees.

(g) All non-audit fees billed by KPMG’s for services rendered to the Registrant for the fiscal years ended October 31, 2025 and October 31, 2024 are disclosed in 4(b)-(d) above.

The aggregate non-audit fees billed by KPMG’s for services rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were approximately: (i) $67,062 for the fiscal year ended October 31, 2025; and (ii) $0 for the fiscal year ended October 31, 2024.

(h) The Registrant’s Audit Committee has determined that the non-audit services rendered by KPMG for the fiscal year ended October 31, 2025 to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant that were not required to be pre-approved by the Audit Committee because they did not relate directly to the operations and financial reporting of the registrant were compatible with maintaining the respective independence of KPMG during the relevant time period.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments.

The Schedule of Investments to be included.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

NYLI Fiera SMID Growth Fund

Annual Report - Financial Statements and Other Information
October 31, 2025

Portfolio of Investments October 31, 2025†^
	Shares	Value
Common Stocks 99.5%
Aerospace & Defense 6.2%
BWX Technologies, Inc.	56,528	$ 12,074,946
Curtiss-Wright Corp.	15,994	9,528,106
		21,603,052
Automobile Components 3.3%
Dorman Products, Inc. (a)	33,756	4,527,692
Modine Manufacturing Co. (a)	26,170	4,009,506
Patrick Industries, Inc.	28,262	2,949,705
		11,486,903
Banks 3.6%
Cullen (b)	24,191	2,978,880
East West Bancorp, Inc.	40,089	4,073,042
Wintrust Financial Corp.	41,572	5,405,192
		12,457,114
Biotechnology 17.9%
Argenx SE, ADR (a)	15,808	12,938,848
Avidity Biosciences, Inc. (a)	120,935	8,447,310
Biohaven Ltd. (a)	53,634	922,505
Ideaya Biosciences, Inc. (a)	185,909	5,923,061
Immunocore Holdings plc, ADR (a)	81,331	2,691,243
Insmed, Inc. (a)	65,700	12,456,720
Madrigal Pharmaceuticals, Inc. (a)	12,778	5,352,704
Neurocrine Biosciences, Inc. (a)	49,263	7,054,954
Travere Therapeutics, Inc. (a)	65,136	2,290,182
uniQure NV (a)	28,745	1,945,749
Xenon Pharmaceuticals, Inc. (a)	53,143	2,227,754
		62,251,030
Broadline Retail 1.2%
Etsy, Inc. (a)	66,970	4,152,140
Building Products 2.6%
Builders FirstSource, Inc. (a)	40,332	4,685,368
Lennox International, Inc.	8,909	4,499,045
		9,184,413
Capital Markets 4.4%
Houlihan Lokey, Inc.	27,116	4,855,933
Piper Sandler Cos.	8,131	2,595,903
Stifel Financial Corp.	64,830	7,677,817
		15,129,653
Chemicals 0.9%
Avient Corp.	61,413	1,969,515
Cabot Corp.	16,618	1,121,383
		3,090,898
	Shares	Value

Construction & Engineering 3.8%
Comfort Systems USA, Inc.	5,969	$ 5,763,547
EMCOR Group, Inc.	10,885	7,355,865
		13,119,412
Consumer Staples Distribution & Retail 1.4%
Dollar General Corp.	50,914	5,023,175
Diversified Consumer Services 2.9%
Bright Horizons Family Solutions, Inc. (a)	32,229	3,520,374
Frontdoor, Inc. (a)	75,502	5,015,598
Stride, Inc. (a)	23,861	1,623,502
		10,159,474
Electrical Equipment 1.8%
Hubbell, Inc.	13,618	6,400,460
Financial Services 2.3%
Equitable Holdings, Inc.	59,164	2,922,702
Payoneer Global, Inc. (a)	165,694	959,368
Toast, Inc., Class A (a)	111,723	4,037,669
		7,919,739
Ground Transportation 0.5%
Knight-Swift Transportation Holdings, Inc.	41,828	1,887,279
Health Care Equipment & Supplies 0.2%
PROCEPT BioRobotics Corp. (a)	20,964	713,405
Health Care Providers & Services 1.1%
Molina Healthcare, Inc. (a)	25,035	3,831,857
Hotels, Restaurants & Leisure 5.1%
Expedia Group, Inc.	31,999	7,039,780
Hyatt Hotels Corp., Class A	27,765	3,815,189
Planet Fitness, Inc., Class A (a)	33,850	3,069,856
Wingstop, Inc.	18,031	3,906,056
		17,830,881
Household Durables 1.6%
TopBuild Corp. (a)	12,999	5,491,818
Insurance 0.5%
Baldwin Insurance Group, Inc. (The) (a)(b)	79,054	1,747,093
IT Services 2.5%
EPAM Systems, Inc. (a)	18,977	3,103,498

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2025†^ (continued)
	Shares	Value
Common Stocks (continued)
IT Services (continued)
MongoDB, Inc. (a)	15,579	$ 5,605,636
		8,709,134
Machinery 4.5%
Lincoln Electric Holdings, Inc.	24,040	5,636,178
Mueller Industries, Inc.	47,077	4,984,042
Nordson Corp.	21,116	4,897,856
		15,518,076
Oil, Gas & Consumable Fuels 1.8%
EQT Corp.	114,691	6,145,144
Pharmaceuticals 0.6%
Crinetics Pharmaceuticals, Inc. (a)	44,418	1,932,183
Professional Services 0.5%
Upwork, Inc. (a)	104,969	1,673,206
Semiconductors & Semiconductor Equipment 5.2%
Entegris, Inc.	68,286	6,252,949
Lattice Semiconductor Corp. (a)	79,481	5,798,934
MACOM Technology Solutions Holdings, Inc. (a)	29,358	4,348,800
Semtech Corp. (a)	25,117	1,704,440
		18,105,123
Software 16.4%
Appfolio, Inc., Class A (a)	17,085	4,346,937
Confluent, Inc., Class A (a)	99,491	2,325,105
Docusign, Inc. (a)	58,010	4,242,851
Dolby Laboratories, Inc., Class A	65,340	4,333,349
Gitlab, Inc., Class A (a)	113,839	5,549,651
JFrog Ltd. (a)	168,330	7,992,308
Klaviyo, Inc., Class A (a)	183,488	4,770,688
Monday.com Ltd. (a)	21,912	4,497,219
Pegasystems, Inc.	82,760	5,267,674
Procore Technologies, Inc. (a)	68,441	5,052,315
Rubrik, Inc., Class A (a)	37,708	2,838,281
Tyler Technologies, Inc. (a)	11,989	5,709,881
		56,926,259
Specialty Retail 4.6%
Boot Barn Holdings, Inc. (a)	21,755	4,125,836
Chewy, Inc., Class A (a)	157,627	5,315,182
Murphy USA, Inc.	10,480	3,753,936
	Shares	Value

Specialty Retail (continued)
National Vision Holdings, Inc. (a)	111,779	$ 2,878,309
		16,073,263
Textiles, Apparel & Luxury Goods 0.8%
On Holding AG, Class A (a)	70,580	2,622,047
Trading Companies & Distributors 1.3%
Applied Industrial Technologies, Inc.	18,088	4,650,244
Total Common Stocks (Cost $284,047,943)		345,834,475
Short-Term Investments 0.4%
Affiliated Investment Company 0.4%
NYLI U.S. Government Liquidity Fund, 3.895% (c)	1,205,351	1,205,351
Unaffiliated Investment Company 0.0% ‡
Invesco Government & Agency Portfolio, 4.083% (c)(d)	50,400	50,400
Total Short-Term Investments (Cost $1,255,751)		1,255,751
Total Investments (Cost $285,303,694)	99.9%	347,090,226
Other Assets, Less Liabilities	0.1	268,278
Net Assets	100.0%	$ 347,358,504

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of October 31, 2025, the aggregate market value of securities on loan was $1,309,292; the total market value of collateral held by the Fund was $1,336,461. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,286,061. The Fund received cash collateral with a value of $50,400. (See Note 2(G))
(c)	Current yield as of October 31, 2025.
(d)	Represents a security purchased with cash collateral received for securities on loan.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Fiera SMID Growth Fund

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 6,715	$ 115,007	$ (120,517)	$ —	$ —	$ 1,205	$ 203	$ —	1,205

Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 345,834,475	$ —	$ —	$ 345,834,475
Short-Term Investments
Affiliated Investment Company	1,205,351	—	—	1,205,351
Unaffiliated Investment Company	50,400	—	—	50,400
Total Short-Term Investments	1,255,751	—	—	1,255,751
Total Investments in Securities	$ 347,090,226	$ —	$ —	$ 347,090,226

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $284,098,343) including securities on loan of $1,309,292	$345,884,875
Investment in affiliated investment companies, at value (identified cost $1,205,351)	1,205,351
Cash	148
Receivables:
Fund shares sold	596,066
Dividends	18,932
Securities lending	3,302
Other assets	50,892
Total assets	347,759,566
Liabilities
Cash collateral received for securities on loan	50,400
Payables:
Manager (See Note 3)	198,317
Fund shares redeemed	99,913
Transfer agent (See Note 3)	36,457
NYLIFE Distributors (See Note 3)	4,756
Professional fees	3,465
Custodian	2,920
Shareholder communication	1,759
Trustees	416
Accrued expenses	2,659
Total liabilities	401,062
Net assets	$347,358,504
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$19,607
Additional paid-in-capital	280,869,356
280,888,963
Total distributable earnings (loss)	66,469,541
Net assets	$347,358,504
Class A
Net assets applicable to outstanding shares	$18,474,164
Shares of beneficial interest outstanding	1,075,379
Net asset value per share outstanding	$17.18
Maximum sales charge (5.50% of offering price)	1.00
Maximum offering price per share outstanding	$18.18
Class C
Net assets applicable to outstanding shares	$1,020,501
Shares of beneficial interest outstanding	60,615
Net asset value and offering price per share outstanding	$16.84
Class I
Net assets applicable to outstanding shares	$111,279,767
Shares of beneficial interest outstanding	6,272,605
Net asset value and offering price per share outstanding	$17.74
Class R6
Net assets applicable to outstanding shares	$216,584,072
Shares of beneficial interest outstanding	12,198,731
Net asset value and offering price per share outstanding	$17.75

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Fiera SMID Growth Fund

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $1,137)	$1,491,962
Dividends-affiliated	202,825
Securities lending, net	36,543
Total income	1,731,330
Expenses
Manager (See Note 3)	2,721,997
Transfer agent (See Note 3)	224,485
Professional fees	92,652
Registration	84,212
Distribution/Service—Class A (See Note 3)	39,327
Distribution/Service—Class C (See Note 3)	11,998
Custodian	31,203
Shareholder communication	19,277
Trustees	9,102
Miscellaneous	17,373
Total expenses before waiver/reimbursement	3,251,626
Expense waiver/reimbursement from Manager (See Note 3)	(161,210)
Net expenses	3,090,416
Net investment income (loss)	(1,359,086)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	7,142,328
Net change in unrealized appreciation (depreciation) on unaffiliated investments	17,337,272
Net realized and unrealized gain (loss)	24,479,600
Net increase (decrease) in net assets resulting from operations	$23,120,514
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the years ended October 31, 2025 and October 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(1,359,086)	$(523,749)
Net realized gain (loss)	7,142,328	11,124,395
Net change in unrealized appreciation (depreciation)	17,337,272	47,099,341
Net increase (decrease) in net assets resulting from operations	23,120,514	57,699,987
Distributions to shareholders:
Class A	(356,298)	(21,383)
Class C	(30,231)	(2,955)
Class I	(4,279,426)	(2,469,988)
Class R6	(6,407,526)	(4,466,294)
Total distributions to shareholders	(11,073,481)	(6,960,620)
Capital share transactions:
Net proceeds from sales of shares	67,476,120	207,722,129
Net asset value of shares issued to shareholders in reinvestment of distributions	10,468,124	6,675,155
Cost of shares redeemed	(129,368,372)	(94,382,298)
Increase (decrease) in net assets derived from capital share transactions	(51,424,128)	120,014,986
Net increase (decrease) in net assets	(39,377,095)	170,754,353
Net Assets
Beginning of year	386,735,599	215,981,246
End of year	$347,358,504	$386,735,599
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Fiera SMID Growth Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,		April 1, 2023 through October 31,	Year Ended March 31,
Class A	2025	2024	2023#(a)	2023	2022	2021
Net asset value at beginning of period	$16.60	$13.78	$13.96	$19.12	$20.85	$12.68
Net investment income (loss) (b)	(0.11)	(0.08)	(0.04)	(0.08)	(0.12)	(0.15)
Net realized and unrealized gain (loss)	1.19	3.32	(0.14)	(2.79)	0.80	12.52
Total from investment operations	1.08	3.24	(0.18)	(2.87)	0.68	12.37
Less distributions:
From net realized gain on investments	(0.50)	(0.42)	—	(2.29)	(2.41)	(4.20)
Net asset value at end of period	$17.18	$16.60	$13.78	$13.96	$19.12	$20.85
Total investment return	6.36%(c)	23.78%(c)	(1.29)%(c)	(14.38)% (d)(e)	2.64% (d)(e)	99.38% (d)(e)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.69)%	(0.49)%	(0.47)%††	(0.52)% (f)(g)	(0.55)% (f)(g)	(0.78)% (f)(g)
Net expenses	1.15%(h)	1.15%(h)	1.19%††(h)	1.30% (f)(g)	1.30% (f)(g)	1.30% (f)(g)
Expenses (before waiver/reimbursement)	1.22%(h)	1.23%(h)	1.35%††(h)	1.61%(g)	1.40%(g)	1.41%(g)
Portfolio turnover rate	50%	51%	24%	88%(e)	24%(e)	53%(e)
Net assets at end of period (in 000's)	$18,474	$11,096	$446	$122	$108	$70

#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2023, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	Based on net asset value as of end of period date.
(e)	Not annualized for periods less than one year.
(f)	The contractual and voluntary expense waiver of the prior Manager are reflected in both the net expense and net investment income (loss) ratios.
(g)	Annualized, with the exception of non-recurring organizational costs.
(h)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,		July 24, 2023^ through October 31,
Class C	2025	2024	2023
Net asset value at beginning of period	$16.42	$13.75	$15.58
Net investment income (loss) (a)	(0.25)	(0.22)	(0.05)
Net realized and unrealized gain (loss)	1.17	3.31	(1.78)
Total from investment operations	0.92	3.09	(1.83)
Less distributions:
From net realized gain on investments	(0.50)	(0.42)	—
Net asset value at end of period	$16.84	$16.42	$13.75
Total investment return (b)	5.44%	22.71%	(11.75)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(1.58)%	(1.37)%	(1.23)%††
Net expenses (d)	2.05%	2.05%	2.05%††
Expenses (before waiver/reimbursement) (d)	2.08%	2.06%	2.12%††
Portfolio turnover rate	50%	51%	24%
Net assets at end of period (in 000’s)	$1,021	$995	$28

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Year Ended October 31,		April 1, 2023 through October 31,	Year Ended March 31,
Class I	2025	2024	2023#(a)	2023	2022	2021
Net asset value at beginning of period	$17.08	$14.12	$14.28	$19.45	$21.13	$12.78
Net investment income (loss) (b)	(0.06)	(0.03)	(0.02)	(0.04)	(0.06)	(0.10)
Net realized and unrealized gain (loss)	1.22	3.41	(0.14)	(2.84)	0.79	12.65
Total from investment operations	1.16	3.38	(0.16)	(2.88)	0.73	12.55
Less distributions:
From net realized gain on investments	(0.50)	(0.42)	—	(2.29)	(2.41)	(4.20)
Net asset value at end of period	$17.74	$17.08	$14.12	$14.28	$19.45	$21.13
Total investment return	6.66%(c)	24.21%(c)	(1.12)%(c)	(14.18)% (d)(e)	2.85% (d)(e)	100.06% (d)(e)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.37)%	(0.16)%	(0.25)%††	(0.27)% (f)(g)	(0.30)% (f)(g)	(0.53)% (f)(g)
Net expenses	0.85%(h)	0.85%(h)	0.95%††(h)	1.05% (f)(g)	1.05% (f)(g)	1.05% (f)(g)
Expenses (before waiver/reimbursement)	0.97%(h)	0.98%(h)	1.17%††(h)	1.36%(g)	1.15%(g)	1.16%(g)
Portfolio turnover rate	50%	51%	24%	88%(e)	24%(e)	53%(e)
Net assets at end of period (in 000's)	$111,280	$150,143	$85,042	$73,927	$123,419	$149,608

#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2023, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	Based on net asset value as of end of period date.
(e)	Not annualized for periods less than one year.
(f)	The contractual and voluntary expense waiver of the prior Manager are reflected in both the net expense and net investment income (loss) ratios.
(g)	Annualized, with the exception of non-recurring organizational costs.
(h)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Fiera SMID Growth Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,		July 24, 2023^ through October 31,
Class R6	2025	2024	2023
Net asset value at beginning of period	$17.09	$14.13	$15.96
Net investment income (loss) (a)	(0.06)	(0.02)	0.00‡
Net realized and unrealized gain (loss)	1.22	3.40	(1.83)
Total from investment operations	1.16	3.38	(1.83)
Less distributions:
From net realized gain on investments	(0.50)	(0.42)	—
Net asset value at end of period	$17.75	$17.09	$14.13
Total investment return (b)	6.66%	24.19%	(11.47)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.35)%	(0.13)%	0.00%††‡‡
Net expenses (d)	0.82%	0.83%	0.84%††
Expenses (before waiver/reimbursement) (d)	0.82%	0.83%	0.86%††
Portfolio turnover rate	50%	51%	24%
Net assets at end of period (in 000’s)	$216,584	$224,501	$130,464

^	Inception date.
‡	Less than one cent per share.
‡‡	Less than 0.01%.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI Fiera SMID Growth Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The Fund is successor to the Fiera Capital Small/Mid Cap Growth Fund (the “Predecessor Fund”), which was a series of a different registered investment company for which Fiera Capital, Inc. served as the investment advisor. The financial statements of the Fund reflect the historical results of corresponding shares of the Predecessor Fund through its reorganization on July 24, 2023. Upon completion of the reorganization, the Class A and Class I shares of the Fund assumed the performance, financial and other information of the corresponding shares of the Predecessor Fund. All information provided for periods prior to July 24, 2023, refers to the Predecessor Fund.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	February 12, 2018
Class C	July 24, 2023
Class I	June 29, 2012
Class R6	July 24, 2023
Class A shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C shares convert to Class A shares at the end of the calendar quarter eight years after the date they were purchased. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than
Class A shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek long-term capital growth.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation

12	NYLI Fiera SMID Growth Fund

committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for
13

Notes to Financial Statements (continued)
which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.

14	NYLI Fiera SMID Growth Fund

(G) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Market Capitalization Risk.  Investments in securities issued by small- or mid-cap companies, will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Fiera Capital, Inc. (“Fiera” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and Fiera, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.75% of the Fund's average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 1.15%; Class C, 2.05%; Class I, 0.85%; and Class R6, 0.84%. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2025, New York Life Investments earned fees from the Fund in the amount of $2,721,997 and waived fees and/or reimbursed expenses in the amount of $161,210 and paid the Subadvisor fees in the amount of $1,360,999.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For
15

Notes to Financial Statements (continued)
providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A Plan, the Distributor receives a monthly fee from the Class A shares at an annual rate of 0.25% of the average daily net assets of the Class A shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A shares during the year ended October 31, 2025, were $15,600.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A shares during the year ended October 31, 2025, of $909.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent.  NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$23,596	$—
Class C	3,062	—
Class I	189,074	—
Class R6	8,753	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class C	$28,362	2.8%
Class R6	29,139	0.0‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of October 31, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$287,778,028	$78,954,777	$(19,642,579)	$59,312,198
As of October 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$—	$7,157,343	$—	$59,312,198	$66,469,541
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments and Passive Foreign Investment Company ("PFIC") adjustments. The other temporary differences are primarily due to qualified late-year loss deferral.

16	NYLI Fiera SMID Growth Fund

The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of October 31, 2025 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$164,348	$(164,348)
The reclassifications for the Fund are primarily due to net operating losses.
During the years ended October 31, 2025 and October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$—	$291,643
Long-Term Capital Gains	11,073,481	6,668,977
Total	$11,073,481	$6,960,620
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2025, purchases and sales of securities, other than short-term securities, were $180,229 and $238,760, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2025 and October 31, 2024, were as follows:
Class A	Shares	Amount
Year ended October 31, 2025:
Shares sold	713,375	$11,501,497
Shares issued to shareholders in reinvestment of distributions	19,668	352,260
Shares redeemed	(333,594)	(5,320,676)
Net increase (decrease) in shares outstanding before conversion	399,449	6,533,081
Shares converted into Class A (See Note 1)	7,494	116,562
Net increase (decrease)	406,943	$6,649,643
Year ended October 31, 2024:
Shares sold	721,050	$11,932,813
Shares issued to shareholders in reinvestment of distributions	1,416	21,383
Shares redeemed	(86,413)	(1,418,630)
Net increase (decrease)	636,053	$10,535,566

17

Notes to Financial Statements (continued)
Class C	Shares	Amount
Year ended October 31, 2025:
Shares sold	26,709	$440,831
Shares issued to shareholders in reinvestment of distributions	364	6,434
Shares redeemed	(27,035)	(431,446)
Net increase (decrease)	38	$15,819
Year ended October 31, 2024:
Shares sold	62,383	$1,013,265
Shares issued to shareholders in reinvestment of distributions	44	662
Shares redeemed	(3,898)	(66,163)
Net increase (decrease)	58,529	$947,764

Class I	Shares	Amount
Year ended October 31, 2025:
Shares sold	1,506,813	$25,813,766
Shares issued to shareholders in reinvestment of distributions	204,339	3,768,014
Shares redeemed	(4,222,602)	(70,601,832)
Net increase (decrease) in shares outstanding before conversion	(2,511,450)	(41,020,052)
Shares converted from Class I (See Note 1)	(7,266)	(116,562)
Net increase (decrease)	(2,518,716)	$(41,136,614)
Year ended October 31, 2024:
Shares sold	5,864,444	$98,433,368
Shares issued to shareholders in reinvestment of distributions	141,176	2,186,816
Shares redeemed	(3,235,514)	(54,039,223)
Net increase (decrease)	2,770,106	$46,580,961

Class R6	Shares	Amount
Year ended October 31, 2025:
Shares sold	1,801,285	$29,720,026
Shares issued to shareholders in reinvestment of distributions	343,708	6,341,416
Shares redeemed	(3,084,999)	(53,014,418)
Net increase (decrease)	(940,006)	$(16,952,976)
Year ended October 31, 2024:
Shares sold	5,890,527	$96,342,683
Shares issued to shareholders in reinvestment of distributions	288,148	4,466,294
Shares redeemed	(2,275,807)	(38,858,282)
Net increase (decrease)	3,902,868	$61,950,695
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

18	NYLI Fiera SMID Growth Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI Fiera SMID Growth Fund (the Fund), one of the funds constituting New York Life Investments Funds Trust, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the two-year period then ended, and the period ended October 31, 2023. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, and the period ended October 31, 2023, in conformity with U.S. generally accepted accounting principles.
The financial highlights for each of the years in the three-year period ended March 31, 2023 were audited by another independent registered public accountant whose report, dated May 26, 2023, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with the custodians and the transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 19, 2025
19

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years. Accordingly, the Fund paid $11,073,481 as long term capital gain distributions.
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2025.
20	NYLI Fiera SMID Growth Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
21

NYLI Epoch Capital Growth Fund

Annual Report - Financial Statements and Other Information
October 31, 2025

Portfolio of Investments October 31, 2025†^
	Shares	Value
Common Stocks 99.1%
Australia 1.1%
Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	23,820	$ 987,337
Pro Medicus Ltd. (Health Care Technology)	3,619	624,205
		1,611,542
Canada 0.7%
Alimentation Couche-Tard, Inc. (Consumer Staples Distribution & Retail)	21,108	1,072,745
China 0.8%
BYD Co. Ltd., Class H (Automobiles)	93,400	1,209,186
Denmark 0.9%
Novo Nordisk A/S, Class B (Pharmaceuticals)	25,036	1,220,896
France 2.8%
Gaztransport Et Technigaz SA (Oil, Gas & Consumable Fuels)	8,303	1,642,290
Hermes International SCA (Textiles, Apparel & Luxury Goods)	393	973,479
Sartorius Stedim Biotech (Life Sciences Tools & Services)	5,930	1,416,256
		4,032,025
Indonesia 0.5%
Bank Central Asia Tbk. PT (Banks)	1,383,000	708,964
Italy 0.4%
Recordati Industria Chimica e Farmaceutica SpA (Pharmaceuticals)	10,614	630,063
Japan 4.5%
BayCurrent, Inc. (Professional Services)	18,300	838,943
Disco Corp. (Semiconductors & Semiconductor Equipment)	4,000	1,339,562
Hoya Corp. (Health Care Equipment & Supplies)	15,500	2,522,987
Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	8,200	1,818,675
		6,520,167
Mexico 2.2%
Grupo Financiero Banorte SAB de CV, Class O (Banks)	131,622	1,238,750
	Shares	Value

Mexico (continued)
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	605,422	$ 2,001,508
		3,240,258
Netherlands 1.9%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	1,435	1,518,586
BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	7,547	1,283,980
		2,802,566
Portugal 0.7%
Jeronimo Martins SGPS SA (Consumer Staples Distribution & Retail)	40,621	1,045,999
Singapore 0.7%
Singapore Exchange Ltd. (Capital Markets)	75,600	983,334
South Africa 1.2%
FirstRand Ltd. (Financial Services)	356,208	1,689,458
Spain 2.2%
Amadeus IT Group SA (Hotels, Restaurants & Leisure)	14,286	1,092,075
Industria de Diseno Textil SA (Specialty Retail) (a)	39,035	2,155,198
		3,247,273
Sweden 1.5%
Atlas Copco AB, Class B (Machinery)	36,927	554,862
Evolution AB (Hotels, Restaurants & Leisure)	24,016	1,605,744
		2,160,606
Switzerland 1.1%
Partners Group Holding AG (Capital Markets)	1,322	1,613,834
Taiwan 3.2%
eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	15,000	971,016
Fortune Electric Co. Ltd. (Electrical Equipment)	51,000	1,186,201
Global Unichip Corp. (Semiconductors & Semiconductor Equipment)	20,000	995,413

3

Portfolio of Investments October 31, 2025†^ (continued)
	Shares	Value
Common Stocks (continued)
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	30,000	$ 1,463,843
		4,616,473
Thailand 1.5%
Fabrinet (Electronic Equipment, Instruments & Components) (b)	4,941	2,176,856
United Kingdom 4.7%
AstraZeneca plc (Pharmaceuticals)	9,081	1,487,635
Auto Trader Group plc (Interactive Media & Services) (c)	58,291	597,606
Games Workshop Group plc (Leisure Products)	3,256	681,391
Hikma Pharmaceuticals plc (Pharmaceuticals)	25,459	615,063
Howden Joinery Group plc (Trading Companies & Distributors)	61,578	698,528
RELX plc (Professional Services)	39,810	1,755,657
Rightmove plc (Interactive Media & Services)	118,502	1,039,916
		6,875,796
United States 66.5%
AbbVie, Inc. (Biotechnology)	7,487	1,632,465
Accenture plc, Class A (IT Services)	4,382	1,095,938
Alphabet, Inc., Class A (Interactive Media & Services)	8,204	2,306,883
Ameriprise Financial, Inc. (Capital Markets)	3,392	1,535,796
Apple, Inc. (Technology Hardware, Storage & Peripherals)	9,783	2,645,030
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	7,955	1,854,310
AppLovin Corp., Class A (Software) (b)	1,141	727,194
Argan, Inc. (Construction & Engineering)	1,549	474,319
Arista Networks, Inc. (Communications Equipment) (b)	15,842	2,498,125
Automatic Data Processing, Inc. (Professional Services)	4,616	1,201,545
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	121	614,407
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	9,141	3,378,788
Chemed Corp. (Health Care Providers & Services)	4,019	1,733,395
	Shares	Value

United States (continued)
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure) (b)	8,931	$ 283,023
Copart, Inc. (Commercial Services & Supplies) (b)	28,957	1,245,441
Corcept Therapeutics, Inc. (Pharmaceuticals) (b)	9,489	697,157
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	1,926	1,755,453
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods) (b)	15,071	1,228,286
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	2,025	806,881
Donaldson Co., Inc. (Machinery)	9,353	787,990
Eagle Materials, Inc. (Construction Materials)	5,636	1,196,636
Electronic Arts, Inc. (Entertainment)	7,094	1,419,226
Eli Lilly & Co. (Pharmaceuticals)	1,775	1,531,576
EMCOR Group, Inc. (Construction & Engineering)	3,944	2,665,276
Encompass Health Corp. (Health Care Providers & Services)	8,544	972,734
Expeditors International of Washington, Inc. (Air Freight & Logistics)	12,050	1,468,895
Fastenal Co. (Trading Companies & Distributors)	45,441	1,869,897
Ferguson Enterprises, Inc. (Trading Companies & Distributors)	2,999	738,316
Gentex Corp. (Automobile Components)	37,637	882,588
HCA Healthcare, Inc. (Health Care Providers & Services)	2,365	1,087,143
Hess Midstream LP, Class A (Oil, Gas & Consumable Fuels)	25,482	865,114
IDEXX Laboratories, Inc. (Health Care Equipment & Supplies) (b)	2,637	1,660,018
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,609	1,944,863
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	22,943	3,612,605
LPL Financial Holdings, Inc. (Capital Markets)	5,772	2,177,833
Magnolia Oil & Gas Corp., Class A (Oil, Gas & Consumable Fuels)	54,423	1,222,341
Manhattan Associates, Inc. (Software) (b)	2,380	433,327
Marsh & McLennan Cos., Inc. (Insurance)	5,114	911,059
Mastercard, Inc., Class A (Financial Services)	3,490	1,926,445
Medpace Holdings, Inc. (Life Sciences Tools & Services) (b)	1,564	914,799

4	NYLI Epoch Capital Growth Fund

	Shares	Value
Common Stocks (continued)
United States (continued)
Meta Platforms, Inc., Class A (Interactive Media & Services)	3,672	$ 2,380,741
Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (b)	1,277	1,808,602
Microsoft Corp. (Software)	4,087	2,116,289
Monster Beverage Corp. (Beverages) (b)	38,015	2,540,542
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	11,445	1,347,992
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	17,290	3,501,052
O'Reilly Automotive, Inc. (Specialty Retail) (b)	10,622	1,003,142
PACCAR, Inc. (Machinery)	13,440	1,322,496
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	13,508	2,443,597
Regeneron Pharmaceuticals, Inc. (Biotechnology)	2,999	1,954,748
Rollins, Inc. (Commercial Services & Supplies)	13,719	790,352
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	1,315	1,240,545
TJX Cos., Inc. (The) (Specialty Retail)	10,750	1,506,505
TKO Group Holdings, Inc. (Entertainment)	6,104	1,149,994
Uber Technologies, Inc. (Ground Transportation) (b)	14,762	1,424,533
Ulta Beauty, Inc. (Specialty Retail) (b)	3,294	1,712,485
VeriSign, Inc. (IT Services)	4,926	1,181,255
Verisk Analytics, Inc. (Professional Services)	3,913	856,008
Visa, Inc., Class A (Financial Services)	4,707	1,603,863
Waters Corp. (Life Sciences Tools & Services) (b)	3,105	1,085,508
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	7,154	2,017,929
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	12,601	1,741,584
Zoetis, Inc. (Pharmaceuticals)	12,828	1,848,386
		96,581,265
Total Common Stocks (Cost $95,455,172)		144,039,306

	Number of Warrants	Value

Warrants 0.0% ‡
Canada 0.0% ‡
Constellation Software, Inc. (Software)
Expires 3/31/40 (b)(d)(e)	721	$ —
Total Warrants (Cost $0)		—

	Shares

Short-Term Investments 2.5%
Affiliated Investment Company 0.9%
United States 0.9%
NYLI U.S. Government Liquidity Fund, 3.895% (f)	1,317,419	1,317,419
Unaffiliated Investment Company 1.6%
United States 1.6%
Invesco Government & Agency Portfolio, 4.083% (f)(g)	2,269,761	2,269,761
Total Short-Term Investments (Cost $3,587,180)		3,587,180
Total Investments (Cost $99,042,352)	101.6%	147,626,486
Other Assets, Less Liabilities	(1.6)	(2,346,085)
Net Assets	100.0%	$ 145,280,401

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	All or a portion of this security was held on loan. As of October 31, 2025, the aggregate market value of securities on loan was $2,155,143. The Fund received cash collateral with a value of $2,269,761. (See Note 2(I))
(b)	Non-income producing security.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Illiquid security—As of October 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Fund’s net assets. (Unaudited)
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
5

Portfolio of Investments October 31, 2025†^ (continued)
(f)	Current yield as of October 31, 2025.
(g)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 250	$ 43,667	$ (42,600)	$ —	$ —	$ 1,317	$ 41	$ —	1,317

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 144,039,306	$ —	$ —	$ 144,039,306
Warrants	—	—	—	—
Short-Term Investments
Affiliated Investment Company	1,317,419	—	—	1,317,419
Unaffiliated Investment Company	2,269,761	—	—	2,269,761
Total Short-Term Investments	3,587,180	—	—	3,587,180
Total Investments in Securities	$ 147,626,486	$ —	$ —	$ 147,626,486

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
6	NYLI Epoch Capital Growth Fund

The table below sets forth the diversification of the Fund’s investments by industry.
Industry Diversification
	Value	Percent †^
Air Freight & Logistics	$1,468,895	1.0%
Automobile Components	882,588	0.6
Automobiles	1,209,186	0.8
Banks	1,947,714	1.3
Beverages	2,540,542	1.8
Biotechnology	3,587,213	2.5
Capital Markets	6,310,797	4.3
Commercial Services & Supplies	2,035,793	1.4
Communications Equipment	2,498,125	1.7
Construction & Engineering	3,139,595	2.2
Construction Materials	1,196,636	0.8
Consumer Staples Distribution & Retail	5,875,705	4.0
Electrical Equipment	1,186,201	0.8
Electronic Equipment, Instruments & Components	2,176,856	1.5
Entertainment	2,569,220	1.8
Financial Services	5,219,766	3.6
Ground Transportation	1,424,533	1.0
Health Care Equipment & Supplies	4,183,005	2.9
Health Care Providers & Services	3,793,272	2.6
Health Care Technology	624,205	0.4
Hotels, Restaurants & Leisure	7,131,051	4.9
Insurance	911,059	0.6
Interactive Media & Services	6,325,146	4.4
IT Services	2,277,193	1.6
Leisure Products	681,391	0.5
Life Sciences Tools & Services	7,243,094	5.0
Machinery	2,665,348	1.8
Oil, Gas & Consumable Fuels	4,970,290	3.4
Pharmaceuticals	8,030,776	5.5
Professional Services	4,652,153	3.2
Semiconductors & Semiconductor Equipment	26,126,290	18.0
Software	3,276,810	2.3
Specialty Retail	6,377,330	4.4
Technology Hardware, Storage & Peripherals	3,993,022	2.7
Textiles, Apparel & Luxury Goods	2,201,765	1.5
Trading Companies & Distributors	3,306,741	2.3
	144,039,306	99.1
	Value	Percent †^
Short-Term Investments	$3,587,180	2.5%
Other Assets, Less Liabilities	(2,346,085)	(1.6)
Net Assets	$145,280,401	100.0%

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
7

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $97,724,933) including securities on loan of $2,155,143	$146,309,067
Investment in affiliated investment companies, at value (identified cost $1,317,419)	1,317,419
Cash	28,924
Cash denominated in foreign currencies (identified cost $27)	27
Receivables:
Dividends	242,272
Fund shares sold	65,601
Securities lending	391
Other assets	38,208
Total assets	148,001,909
Liabilities
Cash collateral received for securities on loan	2,269,761
Due to Affiliate	114,593
Payables:
Fund shares redeemed	198,825
Manager (See Note 3)	75,031
Transfer agent (See Note 3)	27,804
NYLIFE Distributors (See Note 3)	16,218
Custodian	15,082
Professional fees	2,688
Trustees	201
Shareholder communication	84
Accrued expenses	1,221
Total liabilities	2,721,508
Net assets	$145,280,401
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$8,712
Additional paid-in-capital	86,605,757
86,614,469
Total distributable earnings (loss)	58,665,932
Net assets	$145,280,401
Class A
Net assets applicable to outstanding shares	$67,849,719
Shares of beneficial interest outstanding	4,077,937
Net asset value per share outstanding	$16.64
Maximum sales charge (5.50% of offering price)	0.97
Maximum offering price per share outstanding	$17.61
Investor Class
Net assets applicable to outstanding shares	$4,128,026
Shares of beneficial interest outstanding	250,861
Net asset value per share outstanding	$16.46
Maximum sales charge (5.00% of offering price)	0.87
Maximum offering price per share outstanding	$17.33
Class C
Net assets applicable to outstanding shares	$1,104,606
Shares of beneficial interest outstanding	71,979
Net asset value and offering price per share outstanding	$15.35
Class I
Net assets applicable to outstanding shares	$72,198,050
Shares of beneficial interest outstanding	4,311,332
Net asset value and offering price per share outstanding	$16.75

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Epoch Capital Growth Fund

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $134,427)	$2,186,583
Dividends-affiliated	40,971
Securities lending, net	7,466
Total income	2,235,020
Expenses
Manager (See Note 3)	1,219,707
Distribution/Service—Class A (See Note 3)	165,466
Distribution/Service—Investor Class (See Note 3)	9,787
Distribution/Service—Class C (See Note 3)	12,070
Transfer agent (See Note 3)	170,861
Professional fees	73,966
Custodian	73,254
Registration	62,449
Shareholder communication	15,794
Trustees	4,099
Miscellaneous	16,549
Total expenses before waiver/reimbursement	1,824,002
Expense waiver/reimbursement from Manager (See Note 3)	(159,368)
Net expenses	1,664,634
Net investment income (loss)	570,386
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	13,583,814
Foreign currency transactions	(2,973)
Net realized gain (loss)	13,580,841
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	3,802,167
Translation of other assets and liabilities in foreign currencies	4,073
Net change in unrealized appreciation (depreciation)	3,806,240
Net realized and unrealized gain (loss)	17,387,081
Net increase (decrease) in net assets resulting from operations	$17,957,467
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statements of Changes in Net Assets
for the years ended October 31, 2025 and October 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$570,386	$729,545
Net realized gain (loss)	13,580,841	7,131,223
Net change in unrealized appreciation (depreciation)	3,806,240	30,600,553
Net increase (decrease) in net assets resulting from operations	17,957,467	38,461,321
Distributions to shareholders:
Class A	(2,860,272)	(187,510)
Investor Class	(157,173)	(11,877)
Class C	(57,825)	(346)
Class I	(5,087,351)	(581,113)
Total distributions to shareholders	(8,162,621)	(780,846)
Capital share transactions:
Net proceeds from sales of shares	39,028,988	63,678,026
Net asset value of shares issued to shareholders in reinvestment of distributions	8,043,853	775,082
Cost of shares redeemed	(83,647,772)	(57,558,076)
Increase (decrease) in net assets derived from capital share transactions	(36,574,931)	6,895,032
Net increase (decrease) in net assets	(26,780,085)	44,575,507
Net Assets
Beginning of year	172,060,486	127,484,979
End of year	$145,280,401	$172,060,486
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Epoch Capital Growth Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2025	2024	2023	2022	2021
Net asset value at beginning of year	$15.35	$11.98	$10.44	$17.09	$14.43
Net investment income (loss) (a)	0.03	0.04	0.06	0.03	(0.01)
Net realized and unrealized gain (loss)	1.93	3.38	1.61	(2.86)	5.43
Total from investment operations	1.96	3.42	1.67	(2.83)	5.42
Less distributions:
From net investment income	(0.06)	(0.05)	(0.02)	—	(0.03)
From net realized gain on investments	(0.61)	(0.00)‡	(0.11)	(3.82)	(2.73)
Total distributions	(0.67)	(0.05)	(0.13)	(3.82)	(2.76)
Net asset value at end of year	$16.64	$15.35	$11.98	$10.44	$17.09
Total investment return (b)	13.22%	28.67%	16.09%	(20.79)%	42.61%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.22%	0.27%	0.51%	0.30%	(0.08)%
Net expenses (c)	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses (before waiver/reimbursement) (c)	1.25%	1.23%	1.26%	1.25%	1.36%
Portfolio turnover rate	33%	33%	30%	31%	80%
Net assets at end of year (in 000’s)	$67,850	$57,130	$38,828	$20,880	$21,767

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Investor Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$15.19	$11.87	$10.35	$17.02	$14.40
Net investment income (loss) (a)	(0.01)	0.00‡	0.03	0.01	(0.05)
Net realized and unrealized gain (loss)	1.91	3.36	1.60	(2.86)	5.40
Total from investment operations	1.90	3.36	1.63	(2.85)	5.35
Less distributions:
From net investment income	(0.02)	(0.04)	—	—	(0.00)‡
From net realized gain on investments	(0.61)	(0.00)‡	(0.11)	(3.82)	(2.73)
Total distributions	(0.63)	(0.04)	(0.11)	(3.82)	(2.73)
Net asset value at end of year	$16.46	$15.19	$11.87	$10.35	$17.02
Total investment return (b)	12.90%	28.40%	15.81%	(21.04)%	42.05%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.05)%	0.02%	0.26%	0.05%	(0.31)%
Net expenses (c)	1.42%	1.41%	1.41%	1.39%	1.42%
Expenses (before waiver/reimbursement) (c)	1.42%	1.41%	1.46%	1.44%	1.59%
Portfolio turnover rate	33%	33%	30%	31%	80%
Net assets at end of year (in 000's)	$4,128	$3,772	$3,195	$1,134	$1,648

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2025	2024	2023	2022	2021
Net asset value at beginning of year	$14.30	$11.22	$9.86	$16.49	$14.10
Net investment income (loss) (a)	(0.11)	(0.10)	(0.05)	(0.08)	(0.16)
Net realized and unrealized gain (loss)	1.77	3.18	1.52	(2.73)	5.28
Total from investment operations	1.66	3.08	1.47	(2.81)	5.12
Less distributions:
From net realized gain on investments	(0.61)	(0.00)‡	(0.11)	(3.82)	(2.73)
Net asset value at end of year	$15.35	$14.30	$11.22	$9.86	$16.49
Total investment return (b)	12.09%	27.40%	14.97%	(21.60)%	41.17%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.80)%	(0.72)%	(0.43)%	(0.71)%	(1.09)%
Net expenses (c)	2.16%	2.15%	2.15%	2.14%	2.17%
Expenses (before waiver/reimbursement) (c)	2.16%	2.15%	2.20%	2.20%	2.34%
Portfolio turnover rate	33%	33%	30%	31%	80%
Net assets at end of year (in 000’s)	$1,105	$1,418	$1,091	$794	$1,288

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Class I	2025	2024	2023	2022	2021
Net asset value at beginning of year	$15.45	$12.04	$10.49	$17.15	$14.47
Net investment income (loss) (a)	0.07	0.08	0.09	0.06	0.03
Net realized and unrealized gain (loss)	1.93	3.41	1.62	(2.88)	5.45
Total from investment operations	2.00	3.49	1.71	(2.82)	5.48
Less distributions:
From net investment income	(0.09)	(0.08)	(0.05)	(0.02)	(0.07)
From net realized gain on investments	(0.61)	(0.00)‡	(0.11)	(3.82)	(2.73)
Total distributions	(0.70)	(0.08)	(0.16)	(3.84)	(2.80)
Net asset value at end of year	$16.75	$15.45	$12.04	$10.49	$17.15
Total investment return (b)	13.43%	29.09%	16.39%	(20.63)%	42.99%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.47%	0.53%	0.75%	0.54%	0.21%
Net expenses (c)	0.90%	0.90%	0.90%	0.90%	0.90%
Expenses (before waiver/reimbursement) (c)	1.00%	0.98%	1.01%	1.00%	1.10%
Portfolio turnover rate	33%	33%	30%	31%	80%
Net assets at end of year (in 000’s)	$72,198	$109,740	$84,371	$41,282	$53,944

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Epoch Capital Growth Fund

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI Epoch Capital Growth Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	June 30, 2016
Investor Class	June 30, 2016
Class C	June 30, 2016
Class I	June 30, 2016
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek long-term capital appreciation.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on

13

Notes to Financial Statements (continued)
an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural

14	NYLI Epoch Capital Growth Fund

disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Trust's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Fund's procedures described above. The liquidity of the Fund's investments was determined as of October 31, 2025, and can change at any time.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current
15

Notes to Financial Statements (continued)
interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included on the Statements of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is

16	NYLI Epoch Capital Growth Fund

segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Rights and Warrants.  Rights are certificates that permit the holder to purchase a certain number of shares, or a fractional share, of a new stock from the issuer at a specific price. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. These investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities.
There is risk involved in the purchase of rights and warrants in that these investments are speculative investments. The Fund could also lose the entire value of its investment in warrants if such warrants are not exercised by the date of its expiration. The Fund is exposed to risk until the sale or exercise of each right or warrant is completed.
(K) Foreign Securities Risk.  The Fund may invest in foreign securities, which carry certain risks in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(L) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Epoch Investment Partners, Inc. (“Epoch” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and Epoch, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.75% of the Fund's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 1.15% and Class I, 0.90%. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2025, New York Life Investments earned fees from the Fund in the amount of $1,219,707 and waived fees and/or reimbursed expenses in the amount of $159,368 and paid the Subadvisor fees in the amount of $530,169.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund,
17

Notes to Financial Statements (continued)
maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2025, were $26,641 and $204, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the year ended October 31, 2025, of $520 and $158, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$65,752	$—
Investor Class	10,226	—
Class C	3,154	—
Class I	91,729	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
Note 4-Federal Income Tax
As of October 31, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$99,927,294	$50,796,524	$(3,097,332)	$47,699,192
As of October 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$767,604	$10,220,458	$(25,712)	$47,703,582	$58,665,932
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sales adjustments.

18	NYLI Epoch Capital Growth Fund

The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of October 31, 2025 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$(2,667,864)	$2,667,864
The reclassifications for the Fund are primarily due to treating a portion of the proceeds from redemptions as distributions for tax purposes.
During the years ended October 31, 2025 and October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$4,356,524	$742,149
Long-Term Capital Gains	3,806,097	38,697
Total	$8,162,621	$780,846
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2025, purchases and sales of securities, other than short-term securities, were $53,492 and $97,655, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2025 and October 31, 2024, were as follows:
Class A	Shares	Amount
Year ended October 31, 2025:
Shares sold	1,652,584	$25,545,124
Shares issued to shareholders in reinvestment of distributions	179,754	2,771,810
Shares redeemed	(1,509,240)	(23,081,376)
Net increase (decrease) in shares outstanding before conversion	323,098	5,235,558
Shares converted into Class A (See Note 1)	34,056	516,468
Net increase (decrease)	357,154	$5,752,026
Year ended October 31, 2024:
Shares sold	1,198,106	$17,216,436
Shares issued to shareholders in reinvestment of distributions	13,900	183,616
Shares redeemed	(776,668)	(11,347,356)
Net increase (decrease) in shares outstanding before conversion	435,338	6,052,696
Shares converted into Class A (See Note 1)	45,433	673,090
Shares converted from Class A (See Note 1)	(1,748)	(25,910)
Net increase (decrease)	479,023	$6,699,876

19

Notes to Financial Statements (continued)
Investor Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	42,818	$635,033
Shares issued to shareholders in reinvestment of distributions	10,280	157,173
Shares redeemed	(21,778)	(329,423)
Net increase (decrease) in shares outstanding before conversion	31,320	462,783
Shares converted into Investor Class (See Note 1)	128	2,018
Shares converted from Investor Class (See Note 1)	(28,886)	(437,404)
Net increase (decrease)	2,562	$27,397
Year ended October 31, 2024:
Shares sold	56,394	$813,335
Shares issued to shareholders in reinvestment of distributions	907	11,877
Shares redeemed	(40,202)	(585,102)
Net increase (decrease) in shares outstanding before conversion	17,099	240,110
Shares converted into Investor Class (See Note 1)	3,637	52,646
Shares converted from Investor Class (See Note 1)	(41,570)	(612,699)
Net increase (decrease)	(20,834)	$(319,943)

Class C	Shares	Amount
Year ended October 31, 2025:
Shares sold	9,267	$129,434
Shares issued to shareholders in reinvestment of distributions	2,966	42,559
Shares redeemed	(33,462)	(478,168)
Net increase (decrease) in shares outstanding before conversion	(21,229)	(306,175)
Shares converted from Class C (See Note 1)	(6,000)	(81,082)
Net increase (decrease)	(27,229)	$(387,257)
Year ended October 31, 2024:
Shares sold	37,421	$514,194
Shares issued to shareholders in reinvestment of distributions	24	297
Shares redeemed	(29,003)	(400,650)
Net increase (decrease) in shares outstanding before conversion	8,442	113,841
Shares converted from Class C (See Note 1)	(6,513)	(87,127)
Net increase (decrease)	1,929	$26,714

Class I	Shares	Amount
Year ended October 31, 2025:
Shares sold	819,435	$12,719,397
Shares issued to shareholders in reinvestment of distributions	327,457	5,072,311
Shares redeemed	(3,940,556)	(59,758,805)
Net increase (decrease)	(2,793,664)	$(41,967,097)
Year ended October 31, 2024:
Shares sold	3,146,818	$45,134,061
Shares issued to shareholders in reinvestment of distributions	43,720	579,292
Shares redeemed	(3,092,956)	(45,224,968)
Net increase (decrease)	97,582	$488,385
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

20	NYLI Epoch Capital Growth Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI Epoch Capital Growth Fund (the Fund), one of the funds constituting New York Life Investments Funds Trust, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with the custodians and the transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 19, 2025
21

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years. Accordingly, the Fund paid $3,806,097 as long term capital gain distributions.
For the fiscal year ended October 31, 2025, the Fund designated approximately $2,296,410 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
The dividends paid by the Fund during the fiscal year ended October 31, 2025 should be multiplied by 31.45% to arrive at the amount eligible for the corporate dividend-received deduction.
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2025.
22	NYLI Epoch Capital Growth Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
23

NYLI Epoch International Choice Fund

Annual Report - Financial Statements and Other Information
October 31, 2025

Portfolio of Investments October 31, 2025†^
	Shares	Value
Common Stocks 94.2%
Finland 3.9%
Nordea Bank Abp (Banks)	594,893	$ 10,163,010
France 12.6%
Airbus SE (Aerospace & Defense)	14,497	3,565,907
AXA SA (Insurance)	107,856	4,678,170
BNP Paribas SA (Banks)	56,120	4,337,891
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	7,527	5,310,578
Sanofi SA (Pharmaceuticals)	84,788	8,561,226
TotalEnergies SE (Oil, Gas & Consumable Fuels)	108,531	6,749,051
		33,202,823
Germany 9.6%
Deutsche Post AG (Air Freight & Logistics)	204,609	9,386,534
Deutsche Telekom AG (Registered) (Diversified Telecommunication Services) (a)	61,543	1,907,511
Siemens AG (Registered) (Industrial Conglomerates)	13,411	3,795,758
Vonovia SE (Real Estate Management & Development)	337,367	10,129,961
		25,219,764
Japan 20.3%
Asahi Group Holdings Ltd. (Beverages)	493,700	5,321,106
Capcom Co. Ltd. (Entertainment)	136,200	3,565,186
Hitachi Ltd. (Industrial Conglomerates)	180,300	6,221,760
Hoya Corp. (Health Care Equipment & Supplies)	17,900	2,913,643
Keyence Corp. (Electronic Equipment, Instruments & Components)	26,400	9,827,837
Lasertec Corp. (Semiconductors & Semiconductor Equipment)	17,500	3,226,105
Mitsubishi UFJ Financial Group, Inc. (Banks)	595,300	9,000,383
Nissan Chemical Corp. (Chemicals)	140,500	4,756,268
Sony Group Corp. (Household Durables)	172,700	4,854,561
Suzuki Motor Corp. (Automobiles)	257,000	3,848,913
		53,535,762
Netherlands 6.3%
ING Groep NV (Banks)	319,018	7,986,794
NN Group NV (Insurance)	126,845	8,681,824
		16,668,618
	Shares	Value

Republic of Korea 5.2%
Samsung Electronics Co. Ltd., GDR (Technology Hardware, Storage & Peripherals)	7,346	$ 13,700,290
Sweden 1.6%
Epiroc AB, Class A (Machinery)	204,600	4,333,099
Taiwan 4.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	39,110	11,749,817
United Kingdom 26.1%
Ashtead Group plc (Trading Companies & Distributors)	48,115	3,207,208
AstraZeneca plc, Sponsored ADR (Pharmaceuticals)	132,337	10,904,569
Beazley plc (Insurance)	750,643	9,175,844
Coca-Cola Europacific Partners plc (Beverages)	55,405	4,921,626
Compass Group plc (Hotels, Restaurants & Leisure)	185,303	6,136,934
Lloyds Banking Group plc (Banks)	9,044,946	10,584,793
RELX plc (Professional Services)	191,446	8,442,943
Severn Trent plc (Water Utilities)	179,866	6,571,224
Unilever plc (Personal Care Products)	146,058	8,805,208
		68,750,349
United States 4.1%
BP plc (Oil, Gas & Consumable Fuels)	249,922	1,452,171
CSL Ltd. (Biotechnology)	22,129	2,584,502
Linde plc (Chemicals)	16,410	6,864,303
		10,900,976
Total Common Stocks (Cost $215,231,331)		248,224,508
Short-Term Investments 1.7%
Affiliated Investment Company 1.7%
United States 1.7%
NYLI U.S. Government Liquidity Fund, 3.895% (b)	4,405,030	4,405,030

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2025†^ (continued)
	Shares	Value
Short-Term Investments (continued)
Unaffiliated Investment Company 0.0% ‡
United States 0.0% ‡
Invesco Government & Agency Portfolio, 4.083% (b)(c)	144,050	$ 144,050
Total Short-Term Investments (Cost $4,549,080)		4,549,080
Total Investments (Cost $219,780,411)	95.9%	252,773,588
Other Assets, Less Liabilities	4.1	10,765,831
Net Assets	100.0%	$ 263,539,419

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	All or a portion of this security was held on loan. As of October 31, 2025, the aggregate market value of securities on loan was $133,277. The Fund received cash collateral with a value of $144,050. (See Note 2(I))
(b)	Current yield as of October 31, 2025.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 2,241	$ 104,478	$ (102,314)	$ —	$ —	$ 4,405	$ 234	$ —	4,405

Abbreviation(s):
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Epoch International Choice Fund

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 248,224,508	$ —	$ —	$ 248,224,508
Short-Term Investments
Affiliated Investment Company	4,405,030	—	—	4,405,030
Unaffiliated Investment Company	144,050	—	—	144,050
Total Short-Term Investments	4,549,080	—	—	4,549,080
Total Investments in Securities	$ 252,773,588	$ —	$ —	$ 252,773,588

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2025†^ (continued)
The table below sets forth the diversification of the Fund’s investments by industry.
Industry Diversification
	Value	Percent
Aerospace & Defense	$3,565,907	1.4%
Air Freight & Logistics	9,386,534	3.6
Automobiles	3,848,913	1.5
Banks	42,072,871	16.0
Beverages	10,242,732	3.9
Biotechnology	2,584,502	1.0
Chemicals	11,620,571	4.4
Diversified Telecommunication Services	1,907,511	0.7
Electronic Equipment, Instruments & Components	9,827,837	3.7
Entertainment	3,565,186	1.4
Health Care Equipment & Supplies	2,913,643	1.1
Hotels, Restaurants & Leisure	6,136,934	2.3
Household Durables	4,854,561	1.8
Industrial Conglomerates	10,017,518	3.8
Insurance	22,535,838	8.6
Machinery	4,333,099	1.6
Oil, Gas & Consumable Fuels	8,201,222	3.1
Personal Care Products	8,805,208	3.3
Pharmaceuticals	19,465,795	7.4
Professional Services	8,442,943	3.2
Real Estate Management & Development	10,129,961	3.8
Semiconductors & Semiconductor Equipment	14,975,922	5.7
Technology Hardware, Storage & Peripherals	13,700,290	5.2
Textiles, Apparel & Luxury Goods	5,310,578	2.0
Trading Companies & Distributors	3,207,208	1.2
Water Utilities	6,571,224	2.5
	248,224,508	94.2
Short-Term Investments	4,549,080	1.7
Other Assets, Less Liabilities	10,765,831	4.1
Net Assets	$263,539,419	100.0%

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Epoch International Choice Fund

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $215,375,381) including securities on loan of $133,277	$248,368,558
Investment in affiliated investment companies, at value (identified cost $4,405,030)	4,405,030
Cash denominated in foreign currencies (identified cost $173,329)	171,553
Receivables:
Investment securities sold	7,681,901
Dividends and interest	3,147,605
Fund shares sold	18,159
Securities lending	660
Other assets	218,339
Total assets	264,011,805
Liabilities
Cash collateral received for securities on loan	144,050
Due to custodian	9,588
Payables:
Manager (See Note 3)	180,795
Fund shares redeemed	75,657
Custodian	23,794
Transfer agent (See Note 3)	16,521
Professional fees	11,022
NYLIFE Distributors (See Note 3)	7,689
Investment securities purchased	1,511
Shareholder communication	481
Trustees	258
Accrued expenses	1,020
Total liabilities	472,386
Net assets	$263,539,419
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$5,574
Additional paid-in-capital	259,743,619
259,749,193
Total distributable earnings (loss)	3,790,226
Net assets	$263,539,419
Class A
Net assets applicable to outstanding shares	$32,187,815
Shares of beneficial interest outstanding	680,832
Net asset value per share outstanding	$47.28
Maximum sales charge (5.50% of offering price)	2.75
Maximum offering price per share outstanding	$50.03
Investor Class
Net assets applicable to outstanding shares	$3,580,681
Shares of beneficial interest outstanding	75,892
Net asset value per share outstanding	$47.18
Maximum sales charge (5.00% of offering price)	2.48
Maximum offering price per share outstanding	$49.66
Class C
Net assets applicable to outstanding shares	$44,206
Shares of beneficial interest outstanding	948
Net asset value and offering price per share outstanding	$46.63
Class I
Net assets applicable to outstanding shares	$227,648,412
Shares of beneficial interest outstanding	4,814,182
Net asset value and offering price per share outstanding	$47.29
SIMPLE Class
Net assets applicable to outstanding shares	$78,305
Shares of beneficial interest outstanding	1,662
Net asset value and offering price per share outstanding	$47.11

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $547,369)	$7,450,852
Dividends-affiliated	233,968
Securities lending, net	50,588
Total income	7,735,408
Expenses
Manager (See Note 3)	2,024,237
Professional fees	114,752
Transfer agent (See Note 3)	96,933
Distribution/Service—Class A (See Note 3)	73,142
Distribution/Service—Investor Class (See Note 3)	8,901
Distribution/Service—Class C (See Note 3)	725
Distribution/Service—SIMPLE Class (See Note 3)	336
Registration	76,284
Custodian	66,598
Shareholder communication	12,456
Trustees	6,332
Miscellaneous	21,355
Total expenses before waiver/reimbursement	2,502,051
Expense waiver/reimbursement from Manager (See Note 3)	(6,716)
Net expenses	2,495,335
Net investment income (loss)	5,240,073
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	15,995,671
Foreign currency transactions	(60,166)
Net realized gain (loss)	15,935,505
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	23,058,416
Translation of other assets and liabilities in foreign currencies	158,664
Net change in unrealized appreciation (depreciation)	23,217,080
Net realized and unrealized gain (loss)	39,152,585
Net increase (decrease) in net assets resulting from operations	$44,392,658
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Epoch International Choice Fund

Statements of Changes in Net Assets
for the years ended October 31, 2025 and October 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$5,240,073	$3,568,106
Net realized gain (loss)	15,935,505	16,739,152
Net change in unrealized appreciation (depreciation)	23,217,080	12,759,963
Net increase (decrease) in net assets resulting from operations	44,392,658	33,067,221
Distributions to shareholders:
Class A	(357,155)	(411,771)
Investor Class	(33,656)	(49,979)
Class C	—	(47)
Class I	(3,395,121)	(2,984,898)
Class R1(a)	—	(2,387)
Class R2(a)	—	(76,146)
Class R3(a)	—	(27,571)
SIMPLE Class	(487)	(500)
Total distributions to shareholders	(3,786,419)	(3,553,299)
Capital share transactions:
Net proceeds from sales of shares	32,150,746	52,745,507
Net asset value of shares issued to shareholders in reinvestment of distributions	3,769,460	3,527,905
Cost of shares redeemed	(51,934,108)	(42,808,833)
Increase (decrease) in net assets derived from capital share transactions	(16,013,902)	13,464,579
Net increase (decrease) in net assets	24,592,337	42,978,501
Net Assets
Beginning of year	238,947,082	195,968,581
End of year	$263,539,419	$238,947,082

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2025	2024	2023	2022	2021
Net asset value at beginning of year	$40.52	$35.17	$31.28	$41.50	$33.68
Net investment income (loss) (a)	0.80	0.56	0.54	0.35	0.34
Net realized and unrealized gain (loss)	6.48	5.35	3.68	(9.61)	7.66
Total from investment operations	7.28	5.91	4.22	(9.26)	8.00
Less distributions:
From net investment income	(0.52)	(0.56)	(0.33)	(0.96)	(0.18)
Net asset value at end of year	$47.28	$40.52	$35.17	$31.28	$41.50
Total investment return (b)	18.13%	16.90%	13.52%	(22.84)%(c)	23.80%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.89%	1.38%	1.44%	0.97%	0.83%
Net expenses (d)	1.20%	1.23%	1.22%	1.23%	1.21%
Portfolio turnover rate	51%	60%	34%	49%	43%
Net assets at end of year (in 000’s)	$32,188	$28,137	$26,164	$19,445	$26,613

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In 2022, the Fund’s total investment return includes impact of payments from affiliates due to a trade communications error. Excluding these items, total return would have been (22.89)%.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Investor Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$40.41	$35.08	$31.20	$41.39	$33.60
Net investment income (loss) (a)	0.65	0.43	0.42	0.24	0.20
Net realized and unrealized gain (loss)	6.49	5.35	3.69	(9.60)	7.68
Total from investment operations	7.14	5.78	4.11	(9.36)	7.88
Less distributions:
From net investment income	(0.37)	(0.45)	(0.23)	(0.83)	(0.09)
Net asset value at end of year	$47.18	$40.41	$35.08	$31.20	$41.39
Total investment return (b)	17.74%	16.58%	13.19%	(23.07)%(c)	23.48%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.54%	1.06%	1.13%	0.67%	0.50%
Net expenses (d)	1.52%	1.54%	1.51%	1.52%	1.50%
Expenses (before waiver/reimbursement) (d)	1.70%	1.71%	1.68%	1.63%	1.59%
Portfolio turnover rate	51%	60%	34%	49%	43%
Net assets at end of year (in 000's)	$3,581	$3,671	$3,892	$3,795	$5,341

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In 2022, the Fund’s total investment return includes impact of payments from affiliates due to a trade communications error. Excluding these items, total return would have been (23.12)%.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Epoch International Choice Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2025	2024	2023	2022	2021
Net asset value at beginning of year	$39.83	$34.44	$30.66	$40.33	$32.90
Net investment income (loss) (a)	0.35	0.16	0.14	(0.01)	(0.28)
Net realized and unrealized gain (loss)	6.45	5.24	3.64	(9.49)	7.71
Total from investment operations	6.80	5.40	3.78	(9.50)	7.43
Less distributions:
From net investment income	—	(0.01)	—	(0.17)	—
Net asset value at end of year	$46.63	$39.83	$34.44	$30.66	$40.33
Total investment return (b)	16.84%	15.71%	12.33%	(23.66)%(c)	22.55%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.85%	0.40%	0.38%	(0.02)%	(0.71)%
Net expenses (d)	2.26%	2.29%	2.26%	2.27%	2.25%
Expenses (before waiver/reimbursement) (d)	2.45%	2.46%	2.43%	2.38%	2.28%
Portfolio turnover rate	51%	60%	34%	49%	43%
Net assets at end of year (in 000’s)	$44	$85	$207	$339	$1,081

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In 2022, the Fund’s total investment return includes impact of payments from affiliates due to a trade communications error. Excluding these items, total return would have been (23.71)%.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Class I	2025	2024	2023	2022	2021
Net asset value at beginning of year	$40.55	$35.19	$31.30	$41.52	$33.69
Net investment income (loss) (a)	0.89	0.68	0.62	0.45	0.40
Net realized and unrealized gain (loss)	6.49	5.35	3.71	(9.61)	7.70
Total from investment operations	7.38	6.03	4.33	(9.16)	8.10
Less distributions:
From net investment income	(0.64)	(0.67)	(0.44)	(1.06)	(0.27)
Net asset value at end of year	$47.29	$40.55	$35.19	$31.30	$41.52
Total investment return (b)	18.40%	17.24%	13.84%	(22.63)%(c)	24.11%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.10%	1.69%	1.67%	1.27%	0.99%
Net expenses (d)	0.95%	0.95%	0.95%	0.95%	0.95%
Expenses (before waiver/reimbursement) (d)	0.95%	0.98%	0.97%	0.98%	0.96%
Portfolio turnover rate	51%	60%	34%	49%	43%
Net assets at end of year (in 000’s)	$227,648	$207,003	$157,911	$173,142	$241,084

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In 2022, the Fund’s total investment return includes impact of payments from affiliates due to a trade communications error. Excluding these items, total return would have been (22.68)%.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Year Ended October 31,
SIMPLE Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$40.41	$35.07	$31.16	$41.39	$33.59
Net investment income (loss) (a)	0.72	0.44	0.38	0.14	0.11
Net realized and unrealized gain (loss)	6.40	5.37	3.70	(9.60)	7.69
Total from investment operations	7.12	5.81	4.08	(9.46)	7.80
Less distributions:
From net investment income	(0.42)	(0.47)	(0.17)	(0.77)	—
Net asset value at end of year	$47.11	$40.41	$35.07	$31.16	$41.39
Total investment return (b)	17.74%	16.64%	13.10%	(23.26)%(c)	23.19%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.69%	1.10%	1.03%	0.40%	0.27%
Net expenses (d)	1.51%	1.48%	1.58%	1.77%	1.74%
Expenses (before waiver/reimbursement) (d)	1.51%	1.48%	1.58%	1.88%	1.86%
Portfolio turnover rate	51%	60%	34%	49%	43%
Net assets at end of year (in 000’s)	$78	$52	$37	$28	$34

(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges.
(c)	In 2022, the Fund’s total investment return includes impact of payments from affiliates due to a trade communications error. Excluding these items, total return would have been (23.31)%.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Epoch International Choice Fund

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI Epoch International Choice Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	September 1, 2006
Investor Class	April 29, 2008
Class C	September 1, 2006
Class I	December 31, 1997
SIMPLE Class	August 31, 2020
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and SIMPLE Class shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A, Investor Class and SIMPLE Class shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek total return.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation

13

Notes to Financial Statements (continued)
Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal

14	NYLI Epoch International Choice Fund

conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of
15

Notes to Financial Statements (continued)
Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included on the Statements of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term

16	NYLI Epoch International Choice Fund

of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Foreign Securities Risk.  The Fund may invest in foreign securities, which carry certain risks in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(K) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Epoch Investment Partners, Inc. (“Epoch” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and Epoch, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.80% up to $5 billion; 0.775% from $5 billion to $7.5 billion; and 0.75% in excess of $7.5 billion. During the year ended October 31, 2025, the effective management fee rate was 0.80% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.95% of its average daily net assets. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2025, New York Life Investments earned fees from the Fund in the amount of $2,024,237 and waived fees and/or reimbursed expenses, including the waiver/reimbursement of certain class specific expenses in the amount of $6,716 and paid the Subadvisor fees in the amount of $1,012,119.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual
17

Notes to Financial Statements (continued)
rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the SIMPLE Class Plan, SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2025, were $1,369 and $218, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A shares during the year ended October 31, 2025, of $250.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$9,050	$—
Investor Class	18,999	(6,582)
Class C	387	(134)
Class I	68,434	—
SIMPLE Class	63	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
SIMPLE Class	$34,345	43.9%
Note 4-Federal Income Tax
As of October 31, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$219,859,257	$39,374,842	$(6,459,933)	$32,914,909
As of October 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$5,196,523	$(34,679,769)	$—	$33,273,472	$3,790,226
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sales adjustments.
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $34,679,769, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$34,680	$—
The Fund utilized $15,838,038 of capital loss carryforwards during the year ended October 31, 2025.

18	NYLI Epoch International Choice Fund

During the years ended October 31, 2025 and October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$3,786,419	$3,553,299
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2025, purchases and sales of securities, other than short-term securities, were $123,334 and $147,270, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2025 and October 31, 2024, were as follows:
Class A	Shares	Amount
Year ended October 31, 2025:
Shares sold	98,983	$4,120,449
Shares issued to shareholders in reinvestment of distributions	9,003	353,814
Shares redeemed	(131,588)	(5,482,933)
Net increase (decrease) in shares outstanding before conversion	(23,602)	(1,008,670)
Shares converted into Class A (See Note 1)	10,024	435,490
Net increase (decrease)	(13,578)	$(573,180)
Year ended October 31, 2024:
Shares sold	28,408	$1,172,642
Shares issued to shareholders in reinvestment of distributions	10,587	406,964
Shares redeemed	(100,789)	(4,060,388)
Net increase (decrease) in shares outstanding before conversion	(61,794)	(2,480,782)
Shares converted into Class A (See Note 1)	12,185	495,660
Net increase (decrease)	(49,609)	$(1,985,122)

19

Notes to Financial Statements (continued)
Investor Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	1,860	$80,835
Shares issued to shareholders in reinvestment of distributions	855	33,608
Shares redeemed	(8,817)	(372,672)
Net increase (decrease) in shares outstanding before conversion	(6,102)	(258,229)
Shares converted into Investor Class (See Note 1)	206	8,997
Shares converted from Investor Class (See Note 1)	(9,040)	(393,821)
Net increase (decrease)	(14,936)	$(643,053)
Year ended October 31, 2024:
Shares sold	1,226	$49,039
Shares issued to shareholders in reinvestment of distributions	1,298	49,921
Shares redeemed	(10,945)	(440,476)
Net increase (decrease) in shares outstanding before conversion	(8,421)	(341,516)
Shares converted into Investor Class (See Note 1)	159	6,382
Shares converted from Investor Class (See Note 1)	(11,861)	(482,037)
Net increase (decrease)	(20,123)	$(817,171)

Class C	Shares	Amount
Year ended October 31, 2025:
Shares sold	124	$5,029
Shares redeemed	(870)	(38,841)
Net increase (decrease) in shares outstanding before conversion	(746)	(33,812)
Shares converted from Class C (See Note 1)	(430)	(18,231)
Net increase (decrease)	(1,176)	$(52,043)
Year ended October 31, 2024:
Shares sold	38	$1,496
Shares issued to shareholders in reinvestment of distributions	1	46
Shares redeemed	(3,418)	(135,812)
Net increase (decrease) in shares outstanding before conversion	(3,379)	(134,270)
Shares converted from Class C (See Note 1)	(502)	(20,005)
Net increase (decrease)	(3,881)	$(154,275)

Class I	Shares	Amount
Year ended October 31, 2025:
Shares sold	708,641	$27,922,822
Shares issued to shareholders in reinvestment of distributions	86,220	3,381,551
Shares redeemed	(1,085,224)	(46,032,142)
Net increase (decrease) in shares outstanding before conversion	(290,363)	(14,727,769)
Shares converted from Class I (See Note 1)	(775)	(32,435)
Net increase (decrease)	(291,138)	$(14,760,204)
Year ended October 31, 2024:
Shares sold	1,252,225	$51,180,919
Shares issued to shareholders in reinvestment of distributions	77,328	2,967,058
Shares redeemed	(712,063)	(28,934,874)
Net increase (decrease)	617,490	$25,213,103

Class R1(a)	Shares	Amount
Year ended October 31, 2024:
Shares sold	17	$648
Shares issued to shareholders in reinvestment of distributions	62	2,388
Shares redeemed	(3,795)	(151,067)
Net increase (decrease)	(3,716)	$(148,031)

Class R2(a)	Shares	Amount
Year ended October 31, 2024:
Shares sold	6,058	$236,996
Shares issued to shareholders in reinvestment of distributions	1,924	74,011
Shares redeemed	(156,036)	(6,213,796)
Net increase (decrease)	(148,054)	$(5,902,789)

Class R3(a)	Shares	Amount
Year ended October 31, 2024:
Shares sold	2,442	$95,035
Shares issued to shareholders in reinvestment of distributions	705	27,017
Shares redeemed	(72,453)	(2,872,400)
Net increase (decrease)	(69,306)	$(2,750,348)

20	NYLI Epoch International Choice Fund

SIMPLE Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	555	$21,611
Shares issued to shareholders in reinvestment of distributions	12	487
Shares redeemed	(182)	(7,520)
Net increase (decrease)	385	$14,578
Year ended October 31, 2024:
Shares sold	215	$8,732
Shares issued to shareholders in reinvestment of distributions	13	500
Shares redeemed	(1)	(20)
Net increase (decrease)	227	$9,212

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
21

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI Epoch International Choice Fund (the Fund), one of the funds constituting New York Life Investments Funds Trust, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with the custodians, the transfer agent and brokers; when replies were not received from the brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 19, 2025
22	NYLI Epoch International Choice Fund

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For the fiscal year ended October 31, 2025, the Fund designated approximately $4,032,563 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
In accordance with federal tax law, the Fund elected to provide each shareholder with their portion of the Fund’s foreign taxes paid and the income sourced from foreign countries. Accordingly, the Fund made the following designations regarding its fiscal year ended October 31, 2025:
•    the total amount of taxes credited to foreign countries was $531,623.
•    the total amount of income sourced from foreign countries was $3,586,416.
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2025.
23

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
24

NYLI Balanced Fund

Annual Report - Financial Statements and Other Information
October 31, 2025

Portfolio of Investments October 31, 2025†^
	Principal Amount	Value
Long-Term Bonds 30.8%
Asset-Backed Securities 0.1%
Other Asset-Backed Securities 0.1%
Invesco US CLO Ltd.
Series 2024-3A, Class A
5.394% (3 Month SOFR + 1.51%), due 7/20/37 (a)(b)	$ 444,444	$ 446,232
Store Master Funding I-VII XIV XIX XX
Series 2021-1A, Class A1
2.12%, due 6/20/51 (a)	302,060	282,850
		729,082
Total Asset-Backed Securities (Cost $746,409)		729,082
Corporate Bonds 13.5%
Aerospace & Defense 0.3%
BAE Systems plc
5.125%, due 3/26/29 (a)	850,000	875,413
Boeing Co. (The)
6.528%, due 5/1/34	190,000	210,229
General Electric Co.
4.90%, due 1/29/36	350,000	356,501
		1,442,143
Auto Manufacturers 0.7%
Daimler Truck Finance North America LLC
5.25%, due 1/13/30 (a)	325,000	334,133
Ford Motor Credit Co. LLC
5.73%, due 9/5/30	600,000	608,498
5.875%, due 11/7/29	305,000	311,303
Hyundai Capital America
4.875%, due 6/23/27 (a)	1,280,000	1,291,675
Volkswagen Group of America Finance LLC
4.85%, due 9/11/30 (a)	370,000	372,606
		2,918,215
Banks 3.8%
ABN AMRO Bank NV
6.339% (1 Year Treasury Constant Maturity Rate + 1.65%), due 9/18/27 (a)(b)	400,000	407,096
Bank of America Corp. (c)
1.734%, due 7/22/27	1,040,000	1,021,618
2.087%, due 6/14/29	865,000	821,187
5.202%, due 4/25/29	660,000	675,948
5.511%, due 1/24/36	180,000	188,447
	Principal Amount	Value

Banks (continued)
Bank of America Corp. (c) (continued)
5.518%, due 10/25/35	$ 505,000	$ 517,736
Bank of New York Mellon Corp. (The)
5.95% (5 Year Treasury Constant Maturity Rate + 2.271%), due 12/20/30 (b)(d)	500,000	507,636
6.474%, due 10/25/34 (c)	175,000	195,167
Barclays plc
7.385% (1 Year Treasury Constant Maturity Rate + 3.30%), due 11/2/28 (b)	405,000	428,765
BNP Paribas SA
5.786%, due 1/13/33 (a)(c)	460,000	481,530
Citigroup, Inc.
5.592% (5 Year Treasury Constant Maturity Rate + 1.28%), due 11/19/34 (b)	195,000	199,544
6.174%, due 5/25/34 (c)	410,000	435,420
Citizens Financial Group, Inc.
6.645%, due 4/25/35 (c)	265,000	290,342
Goldman Sachs Group, Inc. (The) (c)
4.369%, due 10/21/31	1,045,000	1,040,498
5.016%, due 10/23/35	190,000	191,288
HSBC Holdings plc (c)
5.741%, due 9/10/36	660,000	674,317
7.39%, due 11/3/28	470,000	497,587
JPMorgan Chase & Co. (c)
4.255%, due 10/22/31	955,000	951,668
4.81%, due 10/22/36	500,000	498,405
5.576%, due 7/23/36	700,000	725,805
KeyCorp
5.121%, due 4/4/31 (c)	540,000	553,297
Morgan Stanley (c)
Series I
4.356%, due 10/22/31	310,000	308,950
Series I
4.892%, due 10/22/36	185,000	183,983
Morgan Stanley Private Bank NA
4.734%, due 7/18/31 (c)	835,000	848,109
PNC Financial Services Group, Inc. (The) (c)
5.373%, due 7/21/36	20,000	20,545
6.615%, due 10/20/27	545,000	557,280
Toronto-Dominion Bank (The) (b)
5.146% (5 Year Treasury Constant Maturity Rate + 1.50%), due 9/10/34	335,000	339,482

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
Toronto-Dominion Bank (The) (b) (continued)
6.35% (5 Year Treasury Constant Maturity Rate + 2.721%), due 10/31/85	$ 400,000	$ 404,626
Truist Bank
4.632% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)	250,000	250,755
U.S. Bancorp
6.787%, due 10/26/27 (c)	385,000	394,537
UBS Group AG (a)
5.428% (1 Year Treasury Constant Maturity Rate + 1.52%), due 2/8/30 (b)	340,000	351,818
6.442%, due 8/11/28 (c)	550,000	570,417
6.60% (5 Year SOFR + 3.122%), due 8/5/30 (b)(d)	200,000	200,044
Wells Fargo & Co. (c)
4.97%, due 4/23/29	595,000	605,827
5.15%, due 4/23/31	515,000	531,121
5.605%, due 4/23/36	190,000	199,665
		17,070,460
Beverages 0.1%
Constellation Brands, Inc.
4.90%, due 5/1/33	345,000	347,221
Keurig Dr Pepper, Inc.
4.60%, due 5/15/30	155,000	155,471
		502,692
Biotechnology 0.1%
Amgen, Inc.
5.15%, due 3/2/28	300,000	306,706
Commercial Services 0.2%
Global Payments, Inc.
2.15%, due 1/15/27	400,000	389,653
Verisk Analytics, Inc.
4.50%, due 8/15/30	310,000	311,404
		701,057
Computers 0.1%
Hewlett Packard Enterprise Co.
4.55%, due 10/15/29	270,000	271,557
	Principal Amount	Value

Diversified Financial Services 0.8%
AerCap Ireland Capital DAC
4.625%, due 9/10/29	$ 530,000	$ 534,458
Ally Financial, Inc.
6.992%, due 6/13/29 (c)	430,000	451,651
Ares Management Corp.
6.375%, due 11/10/28	425,000	447,862
Blackstone Holdings Finance Co. LLC
5.90%, due 11/3/27 (a)	605,000	624,887
Capital One Financial Corp.
6.183%, due 1/30/36 (c)	335,000	349,124
Charles Schwab Corp. (The)
6.196%, due 11/17/29 (c)	470,000	497,727
Equitable America Global Funding
4.95%, due 6/9/30 (a)	575,000	585,971
		3,491,680
Electric 1.7%
Arizona Public Service Co.
5.55%, due 8/1/33	415,000	434,684
Duke Energy Carolinas LLC
4.95%, due 1/15/33	195,000	200,947
Duke Energy Corp.
2.45%, due 6/1/30	240,000	221,691
4.50%, due 8/15/32	140,000	139,344
Duke Energy Ohio, Inc.
5.25%, due 4/1/33	70,000	72,707
5.30%, due 6/15/35	700,000	722,784
Entergy Arkansas LLC
5.15%, due 1/15/33	220,000	227,942
Entergy Louisiana LLC
5.15%, due 9/15/34	375,000	384,600
Florida Power & Light Co.
5.05%, due 4/1/28	640,000	656,077
Georgia Power Co.
4.65%, due 5/16/28	755,000	766,343
National Rural Utilities Cooperative Finance Corp.
5.05%, due 9/15/28	330,000	338,374
Pacific Gas and Electric Co.
5.45%, due 6/15/27	400,000	406,688
6.10%, due 1/15/29	240,000	250,358
6.15%, due 1/15/33	850,000	902,197
6.40%, due 6/15/33	110,000	118,363
PECO Energy Co.
4.90%, due 6/15/33	310,000	317,555
Public Service Co. of Oklahoma
5.45%, due 1/15/36	305,000	312,478

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Balanced Fund

	Principal Amount	Value
Corporate Bonds (continued)
Electric (continued)
Southern California Edison Co.
5.30%, due 3/1/28	$ 380,000	$ 387,293
Southern Co. (The)
5.70%, due 10/15/32	100,000	105,991
Virginia Electric and Power Co.
5.05%, due 8/15/34	375,000	380,529
Xcel Energy, Inc.
5.50%, due 3/15/34	290,000	300,268
		7,647,213
Electronics 0.1%
Amphenol Corp.
5.00%, due 1/15/35	370,000	377,444
Food 0.0% ‡
Kraft Heinz Foods Co.
3.75%, due 4/1/30	130,000	126,446
Forest Products & Paper 0.1%
Georgia-Pacific LLC
4.95%, due 6/30/32 (a)	480,000	492,124
Gas 0.2%
CenterPoint Energy Resources Corp.
1.75%, due 10/1/30	550,000	488,130
Southwest Gas Corp.
5.45%, due 3/23/28	220,000	226,034
		714,164
Healthcare-Products 0.0% ‡
Solventum Corp.
5.45%, due 2/25/27	186,000	188,745
Healthcare-Services 0.1%
HCA, Inc.
3.625%, due 3/15/32	360,000	338,802
Home Furnishings 0.1%
Leggett & Platt, Inc.
4.40%, due 3/15/29	643,000	633,137
Insurance 0.6%
Corebridge Global Funding (a)
5.20%, due 1/12/29	545,000	559,578
5.20%, due 6/24/29	325,000	333,618
	Principal Amount	Value

Insurance (continued)
GA Global Funding Trust
5.40%, due 1/13/30 (a)	$ 645,000	$ 663,728
Lincoln Financial Global Funding
5.30%, due 1/13/30 (a)	430,000	444,863
RGA Global Funding
6.00%, due 11/21/28 (a)	800,000	839,572
		2,841,359
Internet 0.5%
Amazon.com, Inc.
2.10%, due 5/12/31	430,000	386,745
Meta Platforms, Inc.
4.60%, due 11/15/32	1,930,000	1,939,701
		2,326,446
Investment Companies 0.1%
HPS Corporate Lending Fund
4.90%, due 9/11/28 (a)	500,000	496,352
Media 0.3%
Charter Communications Operating LLC
2.80%, due 4/1/31	765,000	686,166
6.384%, due 10/23/35	370,000	383,265
Paramount Global
4.20%, due 5/19/32	340,000	314,512
		1,383,943
Mining 0.0% ‡
Newmont Corp.
5.35%, due 3/15/34	195,000	202,834
Oil & Gas 0.4%
EOG Resources, Inc.
5.00%, due 7/15/32	220,000	224,721
Occidental Petroleum Corp.
5.20%, due 8/1/29	1,385,000	1,413,973
		1,638,694
Pharmaceuticals 0.2%
AbbVie, Inc.
5.05%, due 3/15/34	385,000	396,061
Merck & Co., Inc.
2.15%, due 12/10/31	230,000	203,918
Pfizer Investment Enterprises Pte. Ltd.
4.75%, due 5/19/33	210,000	212,541
		812,520
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Pipelines 0.7%
Columbia Pipelines Operating Co. LLC
5.927%, due 8/15/30 (a)	$ 270,000	$ 285,653
Energy Transfer LP
3.75%, due 5/15/30	185,000	179,493
5.75%, due 2/15/33	205,000	214,614
MPLX LP
5.50%, due 6/1/34	385,000	392,382
Plains All American Pipeline LP
4.70%, due 1/15/31	770,000	771,684
Targa Resources Corp.
5.50%, due 2/15/35	260,000	264,711
Targa Resources Partners LP
5.50%, due 3/1/30	755,000	765,332
		2,873,869
Private Equity 0.0% ‡
Blackstone Reg Finance Co. LLC
4.95%, due 2/15/36	160,000	158,822
Real Estate Investment Trusts 0.3%
American Tower Corp.
2.10%, due 6/15/30	660,000	596,387
CubeSmart LP
2.25%, due 12/15/28	340,000	320,694
Simon Property Group LP
1.75%, due 2/1/28	425,000	404,694
		1,321,775
Retail 0.3%
Home Depot, Inc. (The)
1.875%, due 9/15/31	385,000	337,420
4.95%, due 6/25/34	180,000	184,230
Lowe's Cos., Inc.
4.80%, due 4/1/26	310,000	310,612
5.00%, due 4/15/33	205,000	209,432
5.15%, due 7/1/33	105,000	108,128
		1,149,822
Semiconductors 0.3%
Broadcom, Inc.
2.60%, due 2/15/33	120,000	105,909
5.05%, due 4/15/30	460,000	475,534
Intel Corp.
5.125%, due 2/10/30	290,000	297,934
5.15%, due 2/21/34	200,000	202,991
	Principal Amount	Value

Semiconductors (continued)
QUALCOMM, Inc.
2.15%, due 5/20/30	$ 490,000	$ 450,349
		1,532,717
Software 0.6%
Fiserv, Inc.
4.55%, due 2/15/31	925,000	918,099
Oracle Corp.
2.95%, due 4/1/30	500,000	467,958
4.30%, due 7/8/34	300,000	281,166
4.80%, due 9/26/32	735,000	727,433
5.50%, due 8/3/35	175,000	176,996
		2,571,652
Telecommunications 0.5%
AT&T, Inc.
2.25%, due 2/1/32	415,000	363,030
4.35%, due 3/1/29	955,000	958,026
4.55%, due 11/1/32	500,000	496,433
Verizon Communications, Inc.
2.10%, due 3/22/28	340,000	324,819
		2,142,308
Transportation 0.3%
JB Hunt Transport Services, Inc.
4.90%, due 3/15/30	425,000	435,062
Union Pacific Corp.
2.80%, due 2/14/32	245,000	224,037
United Parcel Service, Inc.
4.45%, due 4/1/30	220,000	223,940
5.15%, due 5/22/34	375,000	389,839
		1,272,878
Total Corporate Bonds (Cost $58,666,262)		59,948,576
Mortgage-Backed Securities 0.3%
Commercial Mortgage Loans (Collateralized Mortgage Obligation) 0.2%
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A5
2.717%, due 2/15/53	1,000,000	927,031
Whole Loan (Collateralized Mortgage Obligation) 0.1%
BRAVO Residential Funding Trust
Series 2023-NQM8, Class A1
6.394%, due 10/25/63 (a)(e)	328,429	331,393
Total Mortgage-Backed Securities (Cost $1,354,848)		1,258,424

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Balanced Fund

	Principal Amount	Value
U.S. Government & Federal Agencies 16.9%
United States Treasury Notes 16.9%
U.S. Treasury Notes
3.50%, due 9/30/27	$ 34,200,000	$ 34,134,539
3.50%, due 10/15/28	15,850,000	15,806,660
3.625%, due 9/30/30	8,950,000	8,916,437
3.875%, due 9/30/32	9,995,400	9,989,153
4.25%, due 8/15/35	6,175,000	6,252,188
		75,098,977
Total U.S. Government & Federal Agencies (Cost $75,136,641)		75,098,977
Total Long-Term Bonds (Cost $135,904,160)		137,035,059

	Shares

Common Stocks 59.3%
Aerospace & Defense 0.9%
L3Harris Technologies, Inc.	14,048	4,061,277
Automobile Components 0.7%
Gentex Corp.	141,131	3,309,522
Banks 5.1%
JPMorgan Chase & Co.	35,164	10,940,224
M&T Bank Corp.	22,731	4,179,549
PNC Financial Services Group, Inc. (The)	21,532	3,930,667
Regions Financial Corp.	150,357	3,638,639
		22,689,079
Beverages 0.9%
Keurig Dr Pepper, Inc.	141,177	3,834,367
Biotechnology 1.0%
Gilead Sciences, Inc.	38,167	4,572,025
Building Products 0.9%
Johnson Controls International plc	36,394	4,163,110
Capital Markets 5.0%
Ares Management Corp.	18,643	2,772,401
KKR & Co., Inc.	28,492	3,371,458
LPL Financial Holdings, Inc.	11,701	4,414,904
Morgan Stanley	27,654	4,535,256
Nasdaq, Inc.	38,304	3,274,609
	Shares	Value

Capital Markets (continued)
Raymond James Financial, Inc.	24,646	$ 3,910,581
		22,279,209
Chemicals 0.6%
Axalta Coating Systems Ltd. (f)	89,016	2,534,286
Communications Equipment 1.9%
Cisco Systems, Inc.	82,330	6,019,146
F5, Inc. (f)	8,990	2,274,920
		8,294,066
Consumer Staples Distribution & Retail 0.8%
U.S. Foods Holding Corp. (f)	51,124	3,712,625
Diversified Consumer Services 0.8%
H&R Block, Inc.	70,288	3,496,125
Electric Utilities 0.9%
American Electric Power Co., Inc.	33,639	4,045,426
Electrical Equipment 0.9%
Emerson Electric Co.	29,426	4,106,987
Electronic Equipment, Instruments & Components 0.7%
Corning, Inc.	37,270	3,320,012
Food Products 1.1%
Archer-Daniels-Midland Co.	77,047	4,663,655
Gas Utilities 0.9%
Atmos Energy Corp.	23,663	4,063,410
Ground Transportation 0.7%
Knight-Swift Transportation Holdings, Inc.	71,694	3,234,833
Health Care Providers & Services 2.4%
Elevance Health, Inc.	14,185	4,499,482
UnitedHealth Group, Inc.	18,669	6,376,584
		10,876,066
Industrial Conglomerates 0.8%
3M Co.	20,020	3,333,330
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments October 31, 2025†^ (continued)
	Shares	Value
Common Stocks (continued)
Insurance 4.8%
American International Group, Inc.	60,329	$ 4,763,578
Chubb Ltd.	14,239	3,943,349
Marsh & McLennan Cos., Inc.	22,989	4,095,490
MetLife, Inc.	56,613	4,518,849
Progressive Corp. (The)	18,986	3,911,116
		21,232,382
Interactive Media & Services 2.9%
Alphabet, Inc., Class C	45,555	12,838,310
IT Services 1.0%
Amdocs Ltd.	51,037	4,300,378
Machinery 1.6%
Middleby Corp. (The) (f)	22,712	2,821,512
PACCAR, Inc.	44,953	4,423,375
		7,244,887
Metals & Mining 0.8%
Freeport-McMoRan, Inc.	90,459	3,772,140
Multi-Utilities 1.9%
Sempra	54,658	5,025,256
WEC Energy Group, Inc.	31,219	3,488,099
		8,513,355
Oil, Gas & Consumable Fuels 4.4%
Antero Resources Corp. (f)	124,891	3,860,381
ConocoPhillips	41,712	3,706,528
Coterra Energy, Inc.	158,624	3,753,044
Marathon Petroleum Corp.	21,560	4,202,260
Targa Resources Corp.	26,151	4,028,300
		19,550,513
Personal Care Products 0.8%
Unilever plc, Sponsored ADR (United Kingdom) (g)	56,015	3,371,543
Pharmaceuticals 6.4%
AstraZeneca plc, Sponsored ADR (United Kingdom)	34,263	2,823,271
Eli Lilly & Co.	4,429	3,821,607
Johnson & Johnson	41,436	7,826,017
Merck & Co., Inc.	74,927	6,442,224
Pfizer, Inc.	195,699	4,823,980
	Shares	Value

Pharmaceuticals (continued)
Roche Holding AG	7,802	$ 2,510,019
		28,247,118
Semiconductors & Semiconductor Equipment 1.5%
Broadcom, Inc.	7,431	2,746,720
NXP Semiconductors NV (Netherlands)	19,458	4,069,057
		6,815,777
Specialized REITs 1.8%
Crown Castle, Inc.	46,833	4,225,273
Gaming and Leisure Properties, Inc.	80,427	3,591,870
		7,817,143
Specialty Retail 1.8%
Dick's Sporting Goods, Inc.	17,538	3,883,790
Industria de Diseno Textil SA, ADR (Spain)	292,895	4,041,951
		7,925,741
Technology Hardware, Storage & Peripherals 0.8%
NetApp, Inc.	29,257	3,445,889
Trading Companies & Distributors 0.9%
Ferguson Enterprises, Inc.	15,389	3,824,166
Wireless Telecommunication Services 0.9%
T-Mobile US, Inc.	19,032	3,997,672
Total Common Stocks (Cost $209,975,108)		263,486,424
Exchange-Traded Funds 8.6%
iShares Intermediate Government/Credit Bond ETF (g)	159,088	17,115,800
Vanguard Intermediate-Term Treasury ETF	169,307	10,188,895
Vanguard Russell 1000 Value	122,180	10,970,542
Total Exchange-Traded Funds (Cost $36,572,381)		38,275,237
Short-Term Investments 1.7%
Affiliated Investment Company 0.7%
NYLI U.S. Government Liquidity Fund, 3.895% (h)	3,127,239	3,127,239

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Balanced Fund

	Shares	Value
Short-Term Investments (continued)
Unaffiliated Investment Company 1.0%
Invesco Government & Agency Portfolio, 4.083% (h)(i)	4,427,930	$ 4,427,930
Total Short-Term Investments (Cost $7,555,169)		7,555,169
Total Investments (Cost $390,006,818)	100.4%	446,351,889
Other Assets, Less Liabilities	(0.4)	(1,667,228)
Net Assets	100.0%	$ 444,684,661

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of October 31, 2025.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of October 31, 2025.
(d)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Step coupon—Rate shown was the rate in effect as of October 31, 2025.
(f)	Non-income producing security.
(g)	All or a portion of this security was held on loan. As of October 31, 2025, the aggregate market value of securities on loan was $4,298,438. The Fund received cash collateral with a value of $4,427,930. (See Note 2(I))
(h)	Current yield as of October 31, 2025.
(i)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 4,134	$ 52,745	$ (53,752)	$ —	$ —	$ 3,127	$ 157	$ —	3,127

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments October 31, 2025†^ (continued)
Futures Contracts
As of October 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	78	December 2025	$ 8,518,642	$ 8,518,453	$ (189)
U.S. Treasury 10 Year Notes	10	December 2025	1,128,452	1,126,719	(1,733)
Total Long Contracts					(1,922)
Short Contracts
U.S. Treasury 2 Year Notes	(39)	December 2025	(8,140,270)	(8,121,445)	18,825
U.S. Treasury 10 Year Ultra Bonds	(26)	December 2025	(3,004,413)	(3,002,594)	1,819
Total Short Contracts					20,644
Net Unrealized Appreciation					$ 18,722

1.	As of October 31, 2025, cash in the amount of $78,274 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of October 31, 2025.
Abbreviation(s):
ADR—American Depositary Receipt
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Balanced Fund

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 729,082	$ —	$ 729,082
Corporate Bonds	—	59,948,576	—	59,948,576
Mortgage-Backed Securities	—	1,258,424	—	1,258,424
U.S. Government & Federal Agencies	—	75,098,977	—	75,098,977
Total Long-Term Bonds	—	137,035,059	—	137,035,059
Common Stocks	263,486,424	—	—	263,486,424
Exchange-Traded Funds	38,275,237	—	—	38,275,237
Short-Term Investments
Affiliated Investment Company	3,127,239	—	—	3,127,239
Unaffiliated Investment Company	4,427,930	—	—	4,427,930
Total Short-Term Investments	7,555,169	—	—	7,555,169
Total Investments in Securities	309,316,830	137,035,059	—	446,351,889
Other Financial Instruments
Futures Contracts (b)	20,644	—	—	20,644
Total Investments in Securities and Other Financial Instruments	$ 309,337,474	$ 137,035,059	$ —	$ 446,372,533
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (1,922)	$ —	$ —	$ (1,922)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $386,879,579) including securities on loan of $4,298,438	$443,224,650
Investment in affiliated investment companies, at value (identified cost $3,127,239)	3,127,239
Cash	4,458,931
Cash collateral on deposit at broker for futures contracts	78,274
Receivables:
Investment securities sold	1,497,129
Dividends and interest	1,134,471
Fund shares sold	34,578
Securities lending	2,068
Variation margin on futures contracts	1,729
Other assets	42,188
Total assets	453,601,257
Liabilities
Cash collateral received for securities on loan	4,427,930
Payables:
Investment securities purchased	3,710,033
Fund shares redeemed	334,234
Manager (See Note 3)	247,297
Transfer agent (See Note 3)	93,807
NYLIFE Distributors (See Note 3)	87,363
Custodian	6,092
Professional fees	3,541
Trustees	562
Shareholder communication	233
Accrued expenses	5,504
Total liabilities	8,916,596
Net assets	$444,684,661
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$13,902
Additional paid-in-capital	369,621,858
369,635,760
Total distributable earnings (loss)	75,048,901
Net assets	$444,684,661
Class A
Net assets applicable to outstanding shares	$358,796,830
Shares of beneficial interest outstanding	11,220,680
Net asset value per share outstanding	$31.98
Maximum sales charge (3.00% of offering price)	0.99
Maximum offering price per share outstanding	$32.97
Investor Class
Net assets applicable to outstanding shares	$31,528,314
Shares of beneficial interest outstanding	985,847
Net asset value per share outstanding	$31.98
Maximum sales charge (2.50% of offering price)	0.82
Maximum offering price per share outstanding	$32.80
Class C
Net assets applicable to outstanding shares	$4,584,040
Shares of beneficial interest outstanding	145,332
Net asset value and offering price per share outstanding	$31.54
Class I
Net assets applicable to outstanding shares	$49,710,124
Shares of beneficial interest outstanding	1,548,365
Net asset value and offering price per share outstanding	$32.10
Class R6
Net assets applicable to outstanding shares	$65,353
Shares of beneficial interest outstanding	2,033
Net asset value and offering price per share outstanding(a)	$32.14

(a)	The difference between the calculated and stated NAV was caused by rounding.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Balanced Fund

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $50,422)	$7,279,026
Interest	6,352,809
Dividends-affiliated	156,675
Securities lending, net	43,545
Total income	13,832,055
Expenses
Manager (See Note 3)	2,893,581
Distribution/Service—Class A (See Note 3)	886,784
Distribution/Service—Investor Class (See Note 3)	83,890
Distribution/Service—Class B (See Note 3)(a)	1,325
Distribution/Service—Class C (See Note 3)	61,543
Transfer agent (See Note 3)	551,005
Professional fees	104,891
Registration	89,776
Custodian	39,336
Shareholder communication	26,290
Trustees	11,398
Miscellaneous	27,202
Total expenses before waiver/reimbursement	4,777,021
Expense waiver/reimbursement from Manager (See Note 3)	(42,095)
Net expenses	4,734,926
Net investment income (loss)	9,097,129
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	21,600,840
Futures transactions	(198,992)
Foreign currency transactions	(1,948)
Net realized gain (loss)	21,399,900
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(2,989,005)
Futures contracts	276,584
Translation of other assets and liabilities in foreign currencies	2,072
Net change in unrealized appreciation (depreciation)	(2,710,349)
Net realized and unrealized gain (loss)	18,689,551
Net increase (decrease) in net assets resulting from operations	$27,786,680

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Statements of Changes in Net Assets
for the years ended October 31, 2025 and October 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$9,097,129	$9,500,456
Net realized gain (loss)	21,399,900	17,733,473
Net change in unrealized appreciation (depreciation)	(2,710,349)	50,333,601
Net increase (decrease) in net assets resulting from operations	27,786,680	77,567,530
Distributions to shareholders:
Class A	(19,981,666)	(7,614,829)
Investor Class	(1,831,272)	(696,573)
Class B(a)	(21,346)	(19,048)
Class C	(346,387)	(108,826)
Class I	(3,034,975)	(1,299,474)
Class R1(b)	—	(600)
Class R2(b)	—	(1,468)
Class R3(b)	—	(4,982)
Class R6	(3,691)	(1,451)
Total distributions to shareholders	(25,219,337)	(9,747,251)
Capital share transactions:
Net proceeds from sales of shares	35,230,844	34,526,594
Net asset value of shares issued to shareholders in reinvestment of distributions	24,884,744	9,589,554
Cost of shares redeemed	(74,019,237)	(91,032,711)
Increase (decrease) in net assets derived from capital share transactions	(13,903,649)	(46,916,563)
Net increase (decrease) in net assets	(11,336,306)	20,903,716
Net Assets
Beginning of year	456,020,967	435,117,251
End of year	$444,684,661	$456,020,967

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI Balanced Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2025	2024	2023	2022	2021
Net asset value at beginning of year	$31.77	$27.34	$28.21	$37.09	$29.72
Net investment income (loss) (a)	0.64	0.64	0.59	0.36	0.27
Net realized and unrealized gain (loss)	1.35	4.45	(0.82)	(2.03)	7.70
Total from investment operations	1.99	5.09	(0.23)	(1.67)	7.97
Less distributions:
From net investment income	(0.63)	(0.66)	(0.61)	(0.33)	(0.28)
From net realized gain on investments	(1.15)	—	(0.03)	(6.88)	(0.32)
Total distributions	(1.78)	(0.66)	(0.64)	(7.21)	(0.60)
Net asset value at end of year	$31.98	$31.77	$27.34	$28.21	$37.09
Total investment return (b)	6.49%	18.73%	(0.86)%	(5.35)%	27.03%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.05%	2.10%	2.06%	1.22%	0.78%
Net expenses (c)	1.06%	1.06%	1.06%	1.06%	1.08%
Portfolio turnover rate	201%	230%	313%	290%	182%
Net assets at end of year (in 000’s)	$358,797	$358,863	$328,665	$345,376	$343,224

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Investor Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$31.77	$27.34	$28.20	$37.10	$29.75
Net investment income (loss) (a)	0.56	0.56	0.51	0.28	0.19
Net realized and unrealized gain (loss)	1.35	4.45	(0.80)	(2.03)	7.69
Total from investment operations	1.91	5.01	(0.29)	(1.75)	7.88
Less distributions:
From net investment income	(0.55)	(0.58)	(0.54)	(0.27)	(0.21)
From net realized gain on investments	(1.15)	—	(0.03)	(6.88)	(0.32)
Total distributions	(1.70)	(0.58)	(0.57)	(7.15)	(0.53)
Net asset value at end of year	$31.98	$31.77	$27.34	$28.20	$37.10
Total investment return (b)	6.20%	18.41%	(1.08)%	(5.62)%	26.68%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.80%	1.86%	1.81%	0.95%	0.54%
Net expenses (c)	1.32%	1.32%	1.31%	1.32%	1.35%
Expenses (before waiver/reimbursement) (c)	1.42%	1.43%	1.41%	1.34%	1.37%
Portfolio turnover rate	201%	230%	313%	290%	182%
Net assets at end of year (in 000's)	$31,528	$34,819	$36,675	$40,341	$46,706

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2025	2024	2023	2022	2021
Net asset value at beginning of year	$31.33	$26.95	$27.80	$36.71	$29.55
Net investment income (loss) (a)	0.33	0.34	0.30	0.06	(0.07)
Net realized and unrealized gain (loss)	1.32	4.38	(0.81)	(2.00)	7.63
Total from investment operations	1.65	4.72	(0.51)	(1.94)	7.56
Less distributions:
From net investment income	(0.29)	(0.34)	(0.31)	(0.09)	(0.08)
From net realized gain on investments	(1.15)	—	(0.03)	(6.88)	(0.32)
Total distributions	(1.44)	(0.34)	(0.34)	(6.97)	(0.40)
Net asset value at end of year	$31.54	$31.33	$26.95	$27.80	$36.71
Total investment return (b)	5.40%	17.57%	(1.87)%	(6.30)%	25.75%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.07%	1.13%	1.06%	0.19%	(0.20)%
Net expenses (c)	2.07%	2.07%	2.07%	2.07%	2.10%
Expenses (before waiver/reimbursement) (c)	2.17%	2.18%	2.16%	2.09%	2.12%
Portfolio turnover rate	201%	230%	313%	290%	182%
Net assets at end of year (in 000’s)	$4,584	$8,183	$11,121	$17,020	$26,050

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Class I	2025	2024	2023	2022	2021
Net asset value at beginning of year	$31.89	$27.44	$28.31	$37.19	$29.80
Net investment income (loss) (a)	0.72	0.72	0.66	0.44	0.37
Net realized and unrealized gain (loss)	1.35	4.46	(0.81)	(2.03)	7.70
Total from investment operations	2.07	5.18	(0.15)	(1.59)	8.07
Less distributions:
From net investment income	(0.71)	(0.73)	(0.69)	(0.41)	(0.36)
From net realized gain on investments	(1.15)	—	(0.03)	(6.88)	(0.32)
Total distributions	(1.86)	(0.73)	(0.72)	(7.29)	(0.68)
Net asset value at end of year	$32.10	$31.89	$27.44	$28.31	$37.19
Total investment return (b)	6.73%	19.02%	(0.61)%	(5.09)%	27.32%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.30%	2.36%	2.30%	1.47%	1.08%
Net expenses (c)	0.81%	0.81%	0.81%	0.81%	0.84%
Portfolio turnover rate	201%	230%	313%	290%	182%
Net assets at end of year (in 000’s)	$49,710	$53,409	$53,113	$57,772	$72,481

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI Balanced Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class R6	2025	2024	2023	2022	2021
Net asset value at beginning of year	$31.93	$27.47	$28.35	$37.23	$29.83
Net investment income (loss) (a)	0.75	0.74	0.69	0.46	0.39
Net realized and unrealized gain (loss)	1.35	4.48	(0.83)	(2.03)	7.73
Total from investment operations	2.10	5.22	(0.14)	(1.57)	8.12
Less distributions:
From net investment income	(0.74)	(0.76)	(0.71)	(0.43)	(0.40)
From net realized gain on investments	(1.15)	—	(0.03)	(6.88)	(0.32)
Total distributions	(1.89)	(0.76)	(0.74)	(7.31)	(0.72)
Net asset value at end of year	$32.14	$31.93	$27.47	$28.35	$37.23
Total investment return (b)	6.81%	19.14%	(0.51)%	(5.04)%	27.45%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.38%	2.43%	2.40%	1.55%	1.12%
Net expenses (c)	0.72%	0.72%	0.72%	0.73%	0.74%
Portfolio turnover rate	201%	230%	313%	290%	182%
Net assets at end of year (in 000’s)	$65	$62	$52	$53	$61

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI Balanced Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 2, 2004
Investor Class	February 28, 2008
Class C	December 30, 2002
Class I	May 1, 1989
Class R6	December 15, 2017
Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge ("CDSC") of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fees.
The Fund's investment objective is to seek total return.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment
Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The

18	NYLI Balanced Fund

Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
19

Notes to Financial Statements (continued)
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisors. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisors, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least quarterly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on

20	NYLI Balanced Fund

securities purchased for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in ETFs and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETFs and mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of ETFs and mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract.
Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included on the Statements of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest
21

Notes to Financial Statements (continued)
and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Debt and Foreign Securities Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
Investments in the Fund are not guaranteed, even though some of the Fund’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Fund’s investment. If interest rates rise, less of the debt may be prepaid and the Fund may lose money because the Fund may be unable to invest in higher yielding assets. The Fund is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer or guarantor may fail to pay interest and principal in a timely manner.
The Fund may invest in foreign debt securities, which carry certain risks that are in addition to the usual risks inherent in domestic instruments. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets.
(K) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(L) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of the Fund’s securities as well as to help manage the duration and yield curve positioning of the portfolio.

22	NYLI Balanced Fund

Fair value of derivative instruments as of October 31, 2025:
Asset Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$20,644
Total Fair Value	$20,644

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(1,922)
Total Fair Value	$(1,922)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2025:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk
Futures Transactions	$(198,992)
Total Net Realized Gain (Loss)	$(198,992)

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk
Futures Contracts	$276,584
Total Net Change in Unrealized Appreciation (Depreciation)	$276,584

Average Notional Amount	Total
Futures Contracts Long	$10,241,167
Futures Contracts Short	$(6,105,721)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisors. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund’s Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Wellington Management Company LLP (“Wellington” or the "Subadvisor”), a registered investment adviser, serves as a Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the equity portion of the Fund, pursuant to the terms of a Subadvisory Agreement (a “Subadvisory Agreement”) between New York Life Investments and Wellington. NYL Investors LLC (“NYL Investors” or the “Subadvisor,” and, together with Wellington, the “Subadvisors”), a registered investment adviser and a direct, wholly-owned subsidiary of New York Life, serves as a Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the fixed-income portion of the Fund, pursuant to the terms of a Subadvisory Agreement between New York Life Investments and NYL Investors. New York Life Investments pays for the services of the Subadvisors.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.65% up to $1 billion; 0.625% from $1 billion to $2 billion; and 0.60% in excess of $2 billion. During the year ended October 31, 2025, the effective management fee rate was 0.65% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2025, New York Life Investments earned fees from the Fund in the amount of $2,893,581 and waived fees and/or reimbursed expenses, including the voluntary waiver/reimbursement of certain class specific expenses in the amount of $42,095 and paid Wellington and NYL Investors $729,002 and $459,718, respectively.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will
23

Notes to Financial Statements (continued)
reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2025, were $21,376 and $1,618, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Investor Class and Class C shares during the year ended October 31, 2025, of $12,005, $9 and $1,267, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$323,397	$—
Investor Class	152,711	(35,265)
Class B*	615	(154)
Class C	28,216	(6,676)
Class I	46,063	—
Class R6	3	—

*	Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class R6	$40,463	61.9%
Note 4-Federal Income Tax
As of October 31, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$392,063,248	$62,785,626	$(8,578,587)	$54,207,039
As of October 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$6,456,202	$14,381,549	$—	$54,211,150	$75,048,901

24	NYLI Balanced Fund

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sales and straddle loss deferral adjustments.
The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of October 31, 2025 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$(1,475,545)	$1,475,545
The reclassifications for the Fund are primarily due to treating a portion of the proceeds from redemptions as distributions for tax purposes.
During the years ended October 31, 2025 and October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$13,899,626	$9,747,251
Long-Term Capital Gains	11,319,711	—
Total	$25,219,337	$9,747,251
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2025, purchases and sales of U.S. government securities were $671,202 and $668,059, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $208,423 and $234,353, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2025 and October 31, 2024, were as follows:
Class A	Shares	Amount
Year ended October 31, 2025:
Shares sold	966,686	$30,045,335
Shares issued to shareholders in reinvestment of distributions	632,411	19,710,258
Shares redeemed	(1,815,689)	(56,603,081)
Net increase (decrease) in shares outstanding before conversion	(216,592)	(6,847,488)
Shares converted into Class A (See Note 1)	143,460	4,498,198
Shares converted from Class A (See Note 1)	(635)	(20,255)
Net increase (decrease)	(73,767)	$(2,369,545)
Year ended October 31, 2024:
Shares sold	913,476	$27,623,837
Shares issued to shareholders in reinvestment of distributions	245,029	7,482,614
Shares redeemed	(2,160,588)	(65,094,339)
Net increase (decrease) in shares outstanding before conversion	(1,002,083)	(29,987,888)
Shares converted into Class A (See Note 1)	278,136	8,552,256
Shares converted from Class A (See Note 1)	(4,420)	(134,066)
Net increase (decrease)	(728,367)	$(21,569,698)

25

Notes to Financial Statements (continued)
Investor Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	30,644	$951,346
Shares issued to shareholders in reinvestment of distributions	58,515	1,823,706
Shares redeemed	(102,611)	(3,192,446)
Net increase (decrease) in shares outstanding before conversion	(13,452)	(417,394)
Shares converted into Investor Class (See Note 1)	14,061	442,361
Shares converted from Investor Class (See Note 1)	(110,564)	(3,481,427)
Net increase (decrease)	(109,955)	$(3,456,460)
Year ended October 31, 2024:
Shares sold	36,287	$1,092,265
Shares issued to shareholders in reinvestment of distributions	22,782	695,073
Shares redeemed	(122,459)	(3,696,094)
Net increase (decrease) in shares outstanding before conversion	(63,390)	(1,908,756)
Shares converted into Investor Class (See Note 1)	31,300	947,451
Shares converted from Investor Class (See Note 1)	(213,791)	(6,606,635)
Net increase (decrease)	(245,881)	$(7,567,940)

Class B	Shares	Amount
Year ended October 31, 2025: (a)
Shares issued to shareholders in reinvestment of distributions	694	$21,346
Shares redeemed	(1,070)	(32,756)
Net increase (decrease) in shares outstanding before conversion	(376)	(11,410)
Shares converted from Class B (See Note 1)	(21,486)	(661,917)
Net increase (decrease)	(21,862)	$(673,327)
Year ended October 31, 2024:
Shares sold	967	$29,015
Shares issued to shareholders in reinvestment of distributions	618	18,529
Shares redeemed	(30,819)	(916,645)
Net increase (decrease) in shares outstanding before conversion	(29,234)	(869,101)
Shares converted from Class B (See Note 1)	(60,118)	(1,792,994)
Net increase (decrease)	(89,352)	$(2,662,095)

Class C	Shares	Amount
Year ended October 31, 2025:
Shares sold	15,310	$474,860
Shares issued to shareholders in reinvestment of distributions	11,268	346,265
Shares redeemed	(116,236)	(3,557,093)
Net increase (decrease) in shares outstanding before conversion	(89,658)	(2,735,968)
Shares converted from Class C (See Note 1)	(26,175)	(797,215)
Net increase (decrease)	(115,833)	$(3,533,183)
Year ended October 31, 2024:
Shares sold	31,695	$960,278
Shares issued to shareholders in reinvestment of distributions	3,600	108,628
Shares redeemed	(158,263)	(4,730,041)
Net increase (decrease) in shares outstanding before conversion	(122,968)	(3,661,135)
Shares converted from Class C (See Note 1)	(28,470)	(849,259)
Net increase (decrease)	(151,438)	$(4,510,394)

Class I	Shares	Amount
Year ended October 31, 2025:
Shares sold	119,491	$3,758,282
Shares issued to shareholders in reinvestment of distributions	95,255	2,979,478
Shares redeemed	(341,638)	(10,632,464)
Net increase (decrease) in shares outstanding before conversion	(126,892)	(3,894,704)
Shares converted into Class I (See Note 1)	632	20,255
Net increase (decrease)	(126,260)	$(3,874,449)
Year ended October 31, 2024:
Shares sold	151,995	$4,608,025
Shares issued to shareholders in reinvestment of distributions	41,718	1,276,967
Shares redeemed	(458,261)	(13,870,528)
Net increase (decrease) in shares outstanding before conversion	(264,548)	(7,985,536)
Shares converted into Class I (See Note 1)	4,154	126,066
Shares converted from Class I (See Note 1)	(870)	(27,180)
Net increase (decrease)	(261,264)	$(7,886,650)

Class R1(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	213	$6,072
Shares issued to shareholders in reinvestment of distributions	21	600
Shares redeemed	(5,858)	(174,282)
Net increase (decrease)	(5,624)	$(167,610)

26	NYLI Balanced Fund

Class R2(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	112	$3,189
Shares issued to shareholders in reinvestment of distributions	30	878
Shares redeemed	(17,191)	(509,540)
Net increase (decrease)	(17,049)	$(505,473)

Class R3(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	6,954	$203,907
Shares issued to shareholders in reinvestment of distributions	168	4,814
Shares redeemed	(68,530)	(2,040,606)
Net increase (decrease) in shares outstanding before conversion	(61,408)	(1,831,885)
Shares converted from Class R3 (See Note 1)	(7,263)	(215,639)
Net increase (decrease)	(68,671)	$(2,047,524)

Class R6	Shares	Amount
Year ended October 31, 2025:
Shares sold	32	$1,021
Shares issued to shareholders in reinvestment of distributions	119	3,691
Shares redeemed	(45)	(1,397)
Net increase (decrease)	106	$3,315
Year ended October 31, 2024:
Shares sold	1	$6
Shares issued to shareholders in reinvestment of distributions	47	1,451
Shares redeemed	(21)	(636)
Net increase (decrease)	27	$821

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
27

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI Balanced Fund (the Fund), one of the funds constituting New York Life Investments Funds Trusts, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with custodians, the transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 19, 2025
28	NYLI Balanced Fund

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years. Accordingly, the Fund paid $11,319,711 as long term capital gain distributions.
For the fiscal year ended October 31, 2025, the Fund designated approximately $5,442,553 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
The dividends paid by the Fund during the fiscal year ended October 31, 2025 should be multiplied by 36.45% to arrive at the amount eligible for the corporate dividend-received deduction.
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2025.
29

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreements
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
30

NYLI Floating Rate Fund

Annual Report - Financial Statements and Other Information
October 31, 2025

Portfolio of Investments October 31, 2025†^
	Principal Amount	Value
Long-Term Bonds 96.1%
Asset-Backed Securities 2.5%
Other Asset-Backed Securities 2.5%
720 East CLO IV Ltd. (a)(b)
Series 2024-1A, Class B
5.905% (3 Month SOFR + 2.00%), due 4/15/37	$ 787,500	$ 789,394
Series 2024-1A, Class D
7.755% (3 Month SOFR + 3.85%), due 4/15/37	1,250,000	1,256,677
720 East CLO VI Ltd. (a)(b)
Series 2024-3A, Class B
5.534% (3 Month SOFR + 1.65%), due 1/20/38	694,433	694,866
Series 2024-3A, Class D2
7.984% (3 Month SOFR + 4.10%), due 1/20/38	1,250,000	1,251,845
720 East CLO VIII Ltd.
Series 2025-8A, Class D1
6.879% (3 Month SOFR + 2.80%), due 7/20/38 (a)(b)	2,000,000	1,977,608
AGL CLO 44 Ltd.
Series 2025-44A, Class D1
6.453% (3 Month SOFR + 2.50%), due 10/22/37 (a)(b)	1,100,000	1,098,625
AIMCO CLO 16 Ltd.
Series 2021-16A, Class D2R
8.082% (3 Month SOFR + 4.20%), due 7/17/37 (a)(b)	4,000,000	4,017,304
AIMCO CLO 20 Ltd.
Series 2023-20A, Class D1R
6.494% (3 Month SOFR + 2.60%), due 10/16/38 (a)(b)	2,000,000	2,001,594
Ballyrock CLO 23 Ltd.
Series 2023-23A, Class C1R
7.608% (3 Month SOFR + 3.75%), due 4/25/38 (a)(b)	2,000,000	2,015,734
Elmwood CLO 35 Ltd. (a)(b)
Series 2024-11A, Class B
5.534% (3 Month SOFR + 1.65%), due 10/18/37	1,000,000	1,002,702
Series 2024-11A, Class D2
7.884% (3 Month SOFR + 4.00%), due 10/18/37	600,000	603,474
Elmwood CLO 45 Ltd.
Series 2025-8A, Class D
6.48% (3 Month SOFR + 2.60%), due 10/17/38 (a)(b)	2,500,000	2,503,865
	Principal Amount	Value

Other Asset-Backed Securities (continued)
Empower CLO Ltd. (a)(b)
Series 2022-1A, Class BR
5.634% (3 Month SOFR + 1.75%), due 10/20/37	$ 1,250,000	$ 1,254,451
Series 2023-2A, Class D1R
6.705% (3 Month SOFR + 2.80%), due 10/15/38	1,250,000	1,253,125
Series 2022-1A, Class D1R
6.884% (3 Month SOFR + 3.00%), due 10/20/37	1,250,000	1,252,768
Galaxy 32 CLO Ltd. (a)(b)
Series 2023-32A, Class B
6.184% (3 Month SOFR + 2.30%), due 10/20/36	1,500,000	1,502,616
Series 2023-32A, Class D
8.184% (3 Month SOFR + 4.30%), due 10/20/36	1,500,000	1,508,845
Magnetite XXXI Ltd.
Series 2021-31A, Class E
10.166% (3 Month SOFR + 6.262%), due 7/15/34 (a)(b)	2,500,000	2,510,865
Palmer Square CLO Ltd. (a)(b)
Series 2024-1A, Class B
5.905% (3 Month SOFR + 2.00%), due 4/15/37	1,250,000	1,253,818
Series 2022-2A, Class D1R
6.884% (3 Month SOFR + 3.00%), due 7/20/37	1,875,000	1,881,330
Series 2024-1A, Class D
7.305% (3 Month SOFR + 3.40%), due 4/15/37	1,250,000	1,255,468
Series 2022-2A, Class D2R
8.084% (3 Month SOFR + 4.20%), due 7/20/37	1,875,000	1,883,561
Sixth Street CLO 27 Ltd.
Series 2024-27A, Class D2
7.882% (3 Month SOFR + 4.00%), due 1/17/38 (a)(b)	1,875,000	1,885,875
Texas Debt Capital CLO Ltd.
Series 2023-1A, Class D1R
6.634% (3 Month SOFR + 2.75%), due 7/20/38 (a)(b)	1,000,000	1,005,414
Total Asset-Backed Securities (Cost $37,556,684)		37,661,824

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds 9.5%
Aerospace & Defense 0.1%
Spirit AeroSystems, Inc.
9.375%, due 11/30/29 (a)	$ 250,000	$ 262,544
TransDigm, Inc.
6.75%, due 1/31/34 (a)	450,000	466,327
		728,871
Airlines 0.4%
JetBlue Airways Corp.
9.875%, due 9/20/31 (a)	2,800,000	2,752,105
United Airlines, Inc.
4.375%, due 4/15/26 (a)	800,000	798,348
VistaJet Malta Finance plc
9.50%, due 6/1/28 (a)	2,000,000	2,080,018
		5,630,471
Auto Manufacturers 0.1%
Ford Motor Credit Co. LLC
7.35%, due 11/4/27	2,000,000	2,088,594
Auto Parts & Equipment 0.3%
Adient Global Holdings Ltd. (a)
7.50%, due 2/15/33	2,600,000	2,687,597
8.25%, due 4/15/31	1,000,000	1,044,619
American Axle & Manufacturing, Inc.
6.875%, due 7/1/28	1,248,000	1,250,469
		4,982,685
Building Materials 0.5%
CP Atlas Buyer, Inc.
9.75%, due 7/15/30 (a)	2,700,000	2,816,566
JELD-WEN, Inc.
4.875%, due 12/15/27 (a)	780,000	758,655
Masterbrand, Inc.
7.00%, due 7/15/32 (a)	1,000,000	1,037,294
Wilsonart LLC
11.00%, due 8/15/32 (a)	3,000,000	2,833,380
		7,445,895
Chemicals 0.6%
ASP Unifrax Holdings, Inc.
7.10% (5.85% Cash and 1.25% PIK), due 9/30/29 (a)(c)	554,374	203,306
Celanese US Holdings LLC
6.75%, due 4/15/33	2,900,000	2,855,674
INEOS Finance plc
7.50%, due 4/15/29 (a)	1,250,000	1,163,930
	Principal Amount	Value

Chemicals (continued)
INEOS Quattro Finance 2 plc
9.625%, due 3/15/29 (a)	$ 1,330,000	$ 1,246,463
Olympus Water US Holding Corp.
7.25%, due 6/15/31 (a)	1,640,000	1,640,984
SCIL IV LLC
5.375%, due 11/1/26 (a)	660,000	658,846
WR Grace Holdings LLC
5.625%, due 8/15/29 (a)	700,000	640,528
		8,409,731
Commercial Services 1.0%
Allied Universal Holdco LLC
7.875%, due 2/15/31 (a)	1,190,000	1,239,047
Avis Budget Car Rental LLC (a)
8.00%, due 2/15/31	2,500,000	2,540,875
8.25%, due 1/15/30	2,000,000	2,041,190
Champions Financing, Inc.
8.75%, due 2/15/29 (a)	3,150,000	3,053,538
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	700,000	674,139
4.875%, due 7/1/29	700,000	653,019
ION Platform Finance US, Inc.
7.875%, due 9/30/32 (a)	1,400,000	1,365,518
Sotheby's
7.375%, due 10/15/27 (a)	1,500,000	1,494,219
WEX, Inc.
6.50%, due 3/15/33 (a)	1,600,000	1,636,267
		14,697,812
Computers 0.0% ‡
Amentum Holdings, Inc.
7.25%, due 8/1/32 (a)	510,000	530,760
Distribution & Wholesale 0.1%
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	1,170,000	1,150,399
Diversified Financial Services 0.9%
Azorra Finance Ltd.
7.75%, due 4/15/30 (a)	1,250,000	1,317,840
Focus Financial Partners LLC
6.75%, due 9/15/31 (a)	2,000,000	2,061,349
GGAM Finance Ltd. (a)
6.875%, due 4/15/29	840,000	871,445
7.75%, due 5/15/26	1,625,000	1,627,805
8.00%, due 2/15/27	1,250,000	1,276,636
Jane Street Group
7.125%, due 4/30/31 (a)	3,500,000	3,672,788

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Floating Rate Fund

	Principal Amount	Value
Corporate Bonds (continued)
Diversified Financial Services (continued)
TrueNoord Capital DAC
8.75%, due 3/1/30 (a)	$ 2,300,000	$ 2,423,092
		13,250,955
Electric 0.3%
Lightning Power LLC
7.25%, due 8/15/32 (a)	980,000	1,038,073
Vistra Operations Co. LLC
5.00%, due 7/31/27 (a)	1,500,000	1,500,811
XPLR Infrastructure Operating Partners LP
8.625%, due 3/15/33 (a)	1,450,000	1,521,366
		4,060,250
Engineering & Construction 0.1%
Brand Industrial Services, Inc.
10.375%, due 8/1/30 (a)	1,500,000	1,443,262
Entertainment 0.1%
Great Canadian Gaming Corp.
8.75%, due 11/15/29 (a)	1,400,000	1,368,783
Environmental Control 0.1%
GFL Environmental, Inc.
4.75%, due 6/15/29 (a)	1,000,000	989,444
Food 0.1%
Post Holdings, Inc.
5.50%, due 12/15/29 (a)	240,000	240,120
US Foods, Inc.
7.25%, due 1/15/32 (a)	500,000	524,585
		764,705
Forest Products & Paper 0.1%
Magnera Corp.
7.25%, due 11/15/31 (a)	2,250,000	1,942,774
Healthcare-Products 0.0% ‡
Medline Borrower LP
5.25%, due 10/1/29 (a)	470,000	468,211
Healthcare-Services 0.4%
Concentra Health Services, Inc.
6.875%, due 7/15/32 (a)	1,500,000	1,564,554
Fortrea Holdings, Inc.
7.50%, due 7/1/30 (a)	840,000	806,433
	Principal Amount	Value

Healthcare-Services (continued)
LifePoint Health, Inc. (a)
8.375%, due 2/15/32	$ 1,250,000	$ 1,349,737
10.00%, due 6/1/32	2,000,000	2,127,276
		5,848,000
Housewares 0.2%
Newell Brands, Inc.
8.50%, due 6/1/28 (a)	2,500,000	2,564,792
Insurance 0.4%
Acrisure LLC
8.25%, due 2/1/29 (a)	1,110,000	1,156,444
Panther Escrow Issuer LLC
7.125%, due 6/1/31 (a)	4,000,000	4,133,908
		5,290,352
Internet 0.1%
Gen Digital, Inc.
6.75%, due 9/30/27 (a)	1,320,000	1,340,451
Iron & Steel 0.0% ‡
Carpenter Technology Corp.
6.375%, due 7/15/28	630,000	632,767
Machinery-Diversified 0.1%
GrafTech Finance, Inc.
4.625%, due 12/23/29 (a)	430,000	317,125
GrafTech Global Enterprises, Inc.
9.875%, due 12/23/29 (a)	2,100,000	1,853,250
		2,170,375
Media 0.7%
Gray Media, Inc.
10.50%, due 7/15/29 (a)	1,940,000	2,090,600
Univision Communications, Inc. (a)
8.00%, due 8/15/28	4,456,000	4,587,203
8.50%, due 7/31/31	3,250,000	3,324,116
VZ Secured Financing BV
7.50%, due 1/15/33 (a)	700,000	713,301
		10,715,220
Mining 0.1%
Novelis Corp.
6.875%, due 1/30/30 (a)	1,300,000	1,349,455
Oil & Gas 0.3%
Civitas Resources, Inc.
8.625%, due 11/1/30 (a)	2,270,000	2,346,824
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Oil & Gas (continued)
SM Energy Co. (a)
6.75%, due 8/1/29	$ 1,350,000	$ 1,347,180
7.00%, due 8/1/32	1,350,000	1,320,658
		5,014,662
Oil & Gas Services 0.1%
Star Holding LLC
8.75%, due 8/1/31 (a)	990,000	956,877
Packaging & Containers 0.4%
Ardagh Metal Packaging Finance USA LLC
4.00%, due 9/1/29 (a)	600,000	559,386
Clydesdale Acquisition Holdings, Inc.
8.75%, due 4/15/30 (a)	900,000	901,841
LABL, Inc.
8.625%, due 10/1/31 (a)	3,000,000	1,928,450
Mauser Packaging Solutions Holding Co.
7.875%, due 4/15/27 (a)	1,500,000	1,503,940
Trident TPI Holdings, Inc.
12.75%, due 12/31/28 (a)	1,180,000	1,259,512
		6,153,129
Pharmaceuticals 0.2%
1261229 BC Ltd.
10.00%, due 4/15/32 (a)	750,000	783,982
Endo Finance Holdings, Inc.
8.50%, due 4/15/31 (a)	1,737,000	1,841,086
Organon & Co.
5.125%, due 4/30/31 (a)	1,400,000	1,073,152
		3,698,220
Pipelines 0.1%
Global Partners LP
8.25%, due 1/15/32 (a)	1,000,000	1,045,437
NGL Energy Operating LLC
8.125%, due 2/15/29 (a)	1,000,000	1,023,694
		2,069,131
Real Estate 0.1%
Anywhere Real Estate Group LLC
5.75%, due 1/15/29 (a)	1,670,000	1,602,668
Real Estate Investment Trusts 0.3%
MPT Operating Partnership LP
8.50%, due 2/15/32 (a)	2,470,000	2,587,777
	Principal Amount	Value

Real Estate Investment Trusts (continued)
RHP Hotel Properties LP
4.75%, due 10/15/27	$ 300,000	$ 299,330
7.25%, due 7/15/28 (a)	1,100,000	1,134,256
		4,021,363
Retail 0.3%
Global Auto Holdings Ltd.
8.375%, due 1/15/29 (a)	2,500,000	2,406,250
LBM Acquisition LLC
6.25%, due 1/15/29 (a)	2,000,000	1,824,260
		4,230,510
Software 0.4%
Central Parent LLC
8.00%, due 6/15/29 (a)	1,500,000	1,255,629
Cloud Software Group, Inc.
8.25%, due 6/30/32 (a)	1,670,000	1,754,859
Rocket Software, Inc.
9.00%, due 11/28/28 (a)	3,500,000	3,606,674
		6,617,162
Telecommunications 0.3%
CommScope LLC
9.50%, due 12/15/31 (a)	1,474,000	1,501,433
Zegona Finance plc
8.625%, due 7/15/29 (a)	2,800,000	2,974,829
		4,476,262
Transportation 0.1%
Stonepeak Nile Parent LLC
7.25%, due 3/15/32 (a)	1,670,000	1,766,162
Trucking & Leasing 0.1%
FTAI Aviation Investors LLC
7.00%, due 6/15/32 (a)	1,150,000	1,204,473
Total Corporate Bonds (Cost $141,586,681)		141,675,633
Loan Assignments 84.1%
Aerospace & Defense 2.8%
AAdvantage Loyalty IP Ltd.
First Lien 2025 Incremental Term Loan
7.134% (3 Month SOFR + 3.25%), due 5/28/32 (b)	2,786,000	2,795,286
Arcline FM Holdings LLC
First Lien 2025-1 New Term Loan
6.684% (3 Month SOFR + 2.75%), due 6/24/30 (b)	4,725,458	4,731,365

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Floating Rate Fund

	Principal Amount	Value
Loan Assignments (continued)
Aerospace & Defense (continued)
Asplundh Tree Expert LLC
First Lien 2021 Refinancing Term Loan
5.815% (1 Month SOFR + 1.75%), due 9/6/27 (b)	$ 3,564,108	$ 3,565,502
Chromalloy Corp.
First Lien Term Loan
7.226% (3 Month SOFR + 3.25%), due 3/27/31 (b)	5,204,287	5,216,757
Cobham Ultra SeniorCo SARL
First Lien USD Facility Term Loan B
8.37% (6 Month SOFR + 3.75%), due 8/3/29 (b)	3,294,527	3,301,389
Dynasty Acquisition Co., Inc. (b)
First Lien Initial Term Loan B1
5.965% (1 Month SOFR + 2.00%), due 10/31/31	742,978	743,733
First Lien Initial Term Loan B2
5.965% (1 Month SOFR + 2.00%), due 10/31/31	282,604	282,891
Engineering Research and Consulting LLC
First Lien Term Loan B
9.285% (6 Month SOFR + 5.00%), due 8/15/31 (b)	2,382,000	2,096,160
Goat Holdco LLC
First Lien Term Loan B
6.715% (1 Month SOFR + 2.75%), due 1/27/32 (b)	4,314,160	4,305,398
Kaman Corp.
First Lien Delayed Term Loan
6.427% (3 Month SOFR + 2.50%), due 2/26/32	16,510	16,537
First Lien Initial Term Loan
6.544% (6 Month SOFR + 2.50%), due 2/26/32 (b)	1,827,587	1,830,557
PAC DAC LLC
First Lien Term Loan B
7.108% (3 Month SOFR + 3.25%), due 10/28/30 (b)	2,000,000	1,972,500
TransDigm, Inc. (b)
First Lien Tranche Term Loan K
6.252% (3 Month SOFR + 2.25%), due 3/22/30	8,736,950	8,744,472
First Lien Tranche Term Loan L
6.502% (3 Month SOFR + 2.50%), due 1/19/32	990,000	990,572
	Principal Amount	Value

Aerospace & Defense (continued)
Vista Management Holding, Inc.
First Lien Initial Term Loan
7.735% (3 Month SOFR + 3.75%), due 4/1/31 (b)	$ 1,000,000	$ 1,005,625
		41,598,744
Animal Food 0.3%
Alltech, Inc.
First Lien Term Loan B2
8.329% (1 Month SOFR + 4.25%), due 8/13/30 (b)	4,413,014	4,424,047
Automobile 3.0%
American Auto Auction Group LLC
First Lien Refinancing Term Loan
8.502% (3 Month SOFR + 4.50%), due 5/28/32 (b)	5,776,796	5,794,126
American Axle & Manufacturing, Inc.
First Lien Incremental Term Loan C
7.408% (1 Year SOFR + 3.25%), due 2/24/32 (b)	2,500,000	2,482,813
Autokiniton US Holdings, Inc.
First Lien Term Loan B
8.278% (1 Month SOFR + 4.00%), due 4/6/28 (b)	5,933,747	5,686,506
Clarios Global LP (b)
First Lien 2024 Dollar Term Loan
6.465% (1 Month SOFR + 2.50%), due 5/6/30	6,364,406	6,356,451
First Lien Amendment No. 6 Dollar Term Loan
6.715% (1 Month SOFR + 2.75%), due 1/28/32	4,500,000	4,485,001
First Brands Group LLC (b)
First Lien DIP Term Loan
5.679% (1 Month SOFR + 1.55%), due 6/29/26	558,387	531,797
First Lien 2021 Term Loan
9.57% (3 Month SOFR + 5.00%), due 3/30/27 (d)(e)	1,309,402	144,034
First Lien 2022-II Incremental Term Loan
9.57% (3 Month SOFR + 5.00%), due 3/30/27 (d)(e)	4,157,488	426,143
Gates Corp.
First Lien Initial Dollar Term Loan B5
5.715% (1 Month SOFR + 1.75%), due 6/4/31 (b)	6,435,000	6,426,956
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Automobile (continued)
Mavis Tire Express Services Topco Corp.
First Lien 2025 Incremental Term Loan
7.199% (3 Month SOFR + 3.00%), due 5/4/28 (b)	$ 5,230,638	$ 5,238,808
Openlane, Inc.
First Lien 2025 Incremental Term Loan
6.588% (1 Month SOFR + 2.50%), due 10/1/32 (b)	2,000,000	1,995,000
Wand NewCo 3, Inc.
First Lien Initial Term Loan
6.465% (1 Month SOFR + 2.50%), due 1/30/31 (b)	6,008,669	5,990,427
		45,558,062
Banking 0.6%
Edelman Financial Engines Center LLC (The)
First Lien Initial Term Loan
6.965% (1 Month SOFR + 3.00%), due 4/7/28 (b)	5,499,170	5,513,682
Jane Street Group LLC
First Lien Extended Term Loan
6.199% (3 Month SOFR + 2.00%), due 12/15/31 (b)	3,480,449	3,442,261
		8,955,943
Beverage, Food & Tobacco 1.9%
CHG PPC Parent LLC
First Lien 2021-1 US Term Loan
7.079% (1 Month SOFR + 3.00%), due 12/8/28 (b)	4,163,482	4,166,084
Chobani LLC
First Lien Term Loan B
5.933% (1 Year SOFR + 2.25%), due 10/22/32 (b)	1,200,000	1,203,000
Clover Holdings 2 LLC
First Lien Initial Floating Rate Term Loan
7.829% (1 Month SOFR + 3.75%), due 12/9/31 (b)	3,015,151	3,010,125
Froneri International Ltd.
First Lien Facility Term Loan B4
6.197% (6 Month SOFR + 2.00%), due 9/30/31 (b)	2,872,428	2,849,268
Froneri US, Inc.
First Lien Facility Term Loan B6
6.372% (6 Month SOFR + 2.50%), due 8/2/32 (b)	4,500,000	4,494,685
	Principal Amount	Value

Beverage, Food & Tobacco (continued)
Naked Juice LLC (b)
First Lien Third Out Term Loan
5.102% (5.00% PIK) (3 Month SOFR + 1.00%), due 1/24/30 (c)	$ 312,722	$ 128,216
First Lien Second Out Term Loan
7.352% (3 Month SOFR + 3.25%), due 1/24/29	304,274	229,727
First Lien First Out Term Loan
9.502% (3 Month SOFR + 5.50%), due 1/24/29	1,057,931	1,064,543
Pegasus Bidco BV
First Lien 2025-1 Dollar Term Loan
6.762% (3 Month SOFR + 2.75%), due 7/12/29 (b)	4,280,178	4,277,503
Primo Brands Corp.
First Lien 2025 Refinancing Term Loan
6.252% (3 Month SOFR + 2.25%), due 3/31/28 (b)	4,714,802	4,724,486
Sazerac Co., Inc.
First Lien Incremental Term Loan B1
6.58% (1 Month SOFR + 2.50%), due 6/25/32 (b)	2,500,000	2,510,548
		28,658,185
Broadcasting & Entertainment 1.5%
Altice France SA
First Lien USD Term Loan B14
10.86% (3 Month SOFR + 6.875%), due 5/30/31 (b)	2,712,747	2,705,966
Charter Communications Operating LLC
First Lien Term Loan B5
6.235% (3 Month SOFR + 2.25%), due 12/15/31 (b)	3,979,975	3,970,522
CMG Media Corp.
First Lien Facility Term Loan
7.602% (3 Month SOFR + 3.50%), due 6/18/29 (b)	2,531,856	2,338,349
Creative Artists Agency LLC
First Lien Term Loan
6.465% (1 Month SOFR + 2.50%), due 10/1/31 (b)	6,707,779	6,714,768
Gray Media, Inc.
First Lien Term Loan D
7.249% (1 Month SOFR + 3.00%), due 12/1/28 (b)	1,231,122	1,232,084

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Floating Rate Fund

	Principal Amount	Value
Loan Assignments (continued)
Broadcasting & Entertainment (continued)
Univision Communications, Inc. (b)
First Lien Initial Term Loan
7.329% (1 Month SOFR + 3.25%), due 1/31/29	$ 4,347,216	$ 4,271,139
First Lien 2022 Incremental Term Loan
8.252% (3 Month SOFR + 4.25%), due 6/25/29	907,031	905,142
		22,137,970
Buildings & Real Estate 1.7%
AllSpring Buyer LLC
First Lien 2024 Specified Refinancing Term Loan
6.813% (3 Month SOFR + 2.75%), due 11/1/30 (b)	3,609,635	3,615,652
Core & Main LP
First Lien Tranche Term Loan D
5.991% (1 Month SOFR + 2.00%), due 7/27/28 (b)	2,512,138	2,512,138
Cornerstone Building Brands, Inc.
First Lien New Term Loan B
7.382% (1 Month SOFR + 3.25%), due 4/12/28 (b)	4,309,823	3,947,078
Cushman & Wakefield US Borrower LLC
First Lien 2025-3 Term Loan
6.465% (1 Month SOFR + 2.50%), due 1/31/30 (b)	3,457,898	3,462,220
LSF12 Crown US Commercial Bidco LLC
First Lien 2025 Refinancing Term Loan
7.663% (1 Month SOFR + 3.50%), due 12/2/31 (b)	5,039,875	5,067,176
WEC US Holdings, Inc.
First Lien Initial Term Loan
6.384% (1 Month SOFR + 2.25%), due 1/27/31 (b)	2,921,813	2,927,473
Wilsonart LLC
First Lien Initial Term Loan
8.252% (3 Month SOFR + 4.25%), due 8/5/31 (b)	3,461,278	3,342,729
		24,874,466
Capital Equipment 0.9%
CPM Holdings, Inc.
First Lien Initial Term Loan
8.634% (1 Month SOFR + 4.50%), due 9/28/28 (b)	1,960,063	1,951,487
	Principal Amount	Value

Capital Equipment (continued)
Crosby US Acquisition Corp.
First Lien Amendment No. 4 Replacement Term Loan
7.663% (1 Month SOFR + 3.50%), due 8/16/29 (b)	$ 2,369,268	$ 2,382,892
Discovery Energy Holding Corp.
First Lien Initial Dollar Term Loan
7.752% (3 Month SOFR + 3.75%), due 5/1/31 (b)	5,258,833	5,271,980
EMRLD Borrower LP
First Lien Second Amendment Incremental Term Loan
6.122% (6 Month SOFR + 2.25%), due 8/4/31 (b)	1,985,000	1,975,351
MIWD Holdco II LLC
First Lien 2024 Incremental Term Loan
6.715% (1 Month SOFR + 2.75%), due 3/28/31 (b)	1,615,950	1,617,466
		13,199,176
Cargo Transport 0.2%
Stonepeak Nile Parent LLC
First Lien Amendment No. 1 Term Loan
6.162% (3 Month SOFR + 2.25%), due 4/9/32 (b)	2,678,572	2,674,267
Chemicals, Plastics & Rubber 5.3%
Aruba Investments Holdings LLC (b)
First Lien Initial Dollar Term Loan
8.065% (1 Month SOFR + 4.00%), due 11/24/27	1,258,868	1,175,993
First Lien 2022 Incremental Term Loan
8.715% (1 Month SOFR + 4.75%), due 11/24/27 (f)(g)	1,458,750	1,362,716
Bakelite US Holdco, Inc.
First Lien Initial Term Loan
7.752% (3 Month SOFR + 3.75%), due 12/23/31 (b)	2,965,025	2,853,837
Clydesdale Acquisition Holdings, Inc. (b)
First Lien Term Loan B
7.14% (1 Month SOFR + 3.175%), due 4/13/29	5,054,416	5,050,908
First Lien 2025 Incremental Closing Date Term Loan B
7.215% (1 Month SOFR + 3.25%), due 4/1/32	4,001,970	3,991,465
Fortis 333, Inc.
First Lien Dollar Term Loan B
7.502% (1 Month SOFR + 3.50%), due 3/29/32 (b)	4,583,501	4,415,438
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Chemicals, Plastics & Rubber (continued)
INEOS US Finance LLC
First Lien 2030 Dollar Term Loan
7.215% (1 Month SOFR + 3.25%), due 2/18/30 (b)	$ 3,298,713	$ 2,867,132
INEOS US Petrochem LLC
First Lien New Term Loan B1
8.315% (1 Month SOFR + 4.25%), due 4/2/29 (b)	2,430,233	2,023,169
Innophos Holdings, Inc.
First Lien Initial Term Loan
8.329% (1 Month SOFR + 4.25%), due 3/16/29 (b)	5,204,288	4,961,419
Jazz Financing Lux SARL
First Lien Dollar Tranche Term Loan B2
6.215% (1 Month SOFR + 2.25%), due 5/5/28 (b)	3,624,055	3,630,397
Koppers, Inc.
First Lien 2023 Term Loan B2
6.50% (1 Month SOFR + 2.50%), due 4/10/30 (b)	2,399,535	2,397,284
Lonza Group AG
First Lien USD Facility Term Loan B
8.027% (3 Month SOFR + 3.925%), due 7/3/28 (b)	2,264,271	2,010,011
Magnera Corp.
First Lien Term Loan
8.449% (3 Month SOFR + 4.25%), due 11/4/31 (b)	3,883,545	3,640,823
Nouryon Finance BV (b)
First Lien November 2024 Dollar Term Loan B1
7.036% (3 Month SOFR + 3.25%), due 4/3/28	6,176,199	6,158,183
First Lien November 2024 Dollar Term Loan B2
7.162% (3 Month SOFR + 3.25%), due 4/3/28	1,228,242	1,222,101
Olympus Water US Holding Corp. (b)
First Lien Dollar Term Loan B6
7.002% (3 Month SOFR + 3.00%), due 6/23/31	2,935,376	2,901,305
First Lien Term Loan B
7.135% (1 Year SOFR + 3.25%), due 7/23/32	1,000,000	992,656
OQ Chemicals International Holding GmbH
First Lien Tranche Term Loan B2
8.285% (3 Month SOFR + 4.25%), due 4/8/31 (b)	3,487,305	3,278,067
	Principal Amount	Value

Chemicals, Plastics & Rubber (continued)
Pasadena Performance Products LLC
First Lien 2025-1 Reprising Term Loan
7.252% (3 Month SOFR + 3.25%), due 2/27/32 (b)	$ 1,958,422	$ 1,957,198
SCIH Salt Holdings, Inc.
First Lien Incremental Term Loan B1
7.197% (6 Month SOFR + 3.00%), due 1/31/29 (b)	7,612,149	7,637,125
Sparta US HoldCo LLC
First Lien Term Loan
7.129% (1 Month SOFR + 3.00%), due 8/2/30 (b)	2,021,250	1,944,442
TricorBraun Holdings, Inc.
First Lien Closing Date Initial Term Loan
7.215% (1 Month SOFR + 3.25%), due 3/3/31 (b)	2,992,208	2,974,066
Tronox Finance LLC
First Lien 2024 Term Loan B2
6.252% (3 Month SOFR + 2.25%), due 4/4/29 (b)	1,010,094	787,559
Vibrantz Technologies, Inc.
First Lien Initial Term Loan
8.327% (3 Month SOFR + 4.25%), due 4/23/29 (b)	2,827,712	2,178,348
W.R. Grace Holdings LLC
First Lien Term Loan B1
7.002% (3 Month SOFR + 3.00%), due 8/19/32 (b)	1,381,579	1,373,808
Windsor Holdings III LLC
First Lien 2025 Refinancing Term Loan B
6.727% (1 Month SOFR + 2.75%), due 8/1/30 (b)	4,903,173	4,888,871
		78,674,321
Commercial Services 0.4%
Champions Financing, Inc.
First Lien Initial Term Loan
8.948% (3 Month SOFR + 4.75%), due 2/6/29 (b)	1,979,950	1,830,216
Prime Security Services Borrower LLC
First Lien 2024-1 Refinancing Term Loan B1
6.129% (6 Month SOFR + 2.00%), due 10/15/30 (b)	4,436,226	4,425,135
		6,255,351

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Floating Rate Fund

	Principal Amount	Value
Loan Assignments (continued)
Construction & Buildings 0.3%
CoorsTek, Inc.
First Lien Term Loan B
6.683% (1 Year SOFR + 3.00%), due 10/12/32 (b)	$ 750,000	$ 746,250
QXO Building Products, Inc.
First Lien Term Loan B
7.163% (1 Month SOFR + 3.00%), due 4/30/32 (b)	1,322,222	1,323,462
Smyrna Ready Mix Concrete LLC
First Lien 2025 Facility Term Loan
6.977% (1 Month SOFR + 3.00%), due 3/30/29 (b)	1,500,000	1,503,750
Star Holding LLC
First Lien Term Loan B
8.465% (1 Month SOFR + 4.50%), due 7/18/31 (b)	1,386,000	1,337,490
		4,910,952
Consumer Durables 0.1%
SWF Holdings I Corp. (b)
First Lien Initial Tranche Term Loan A2
8.278% (1 Month SOFR + 4.00%), due 10/6/28	1,024,626	808,174
First Lien Tranche Term Loan A1
8.663% (1 Month SOFR + 4.50%), due 12/19/29	642,857	642,857
		1,451,031
Containers, Packaging & Glass 1.9%
Alliance Laundry Systems LLC
First Lien Initial Term Loan B 6.107% - 6.252%
(1 Month SOFR + 2.25%, 3 Month SOFR + 2.25%), due 8/19/31 (b)	1,753,528	1,754,745
Altium Packaging LLC
First Lien 2024 Refinancing Term Loan
6.465% (1 Month SOFR + 2.50%), due 6/11/31 (b)	710,684	693,509
Charter Next Generation, Inc.
First Lien 2024 Replacement Term Loan
6.798% (1 Month SOFR + 2.75%), due 11/29/30 (b)	5,880,699	5,899,482
Graham Packaging Co., Inc.
First Lien Initial Term Loan
6.465% (1 Month SOFR + 2.50%), due 8/4/27 (b)	3,726,842	3,730,443
	Principal Amount	Value

Containers, Packaging & Glass (continued)
Mauser Packaging Solutions Holding Co.
First Lien Initial Facility Term Loan
7.129% (1 Month SOFR + 3.00%), due 4/15/27 (b)	$ 1,178,750	$ 1,178,750
Owens-Brockway Glass Container, Inc.
First Lien Tranche Term Loan B1
6.838% (3 Month SOFR + 3.00%), due 9/30/32 (b)	1,769,231	1,764,070
ProAmpac PG Borrower LLC
First Lien 2024 Term Loan B
8.195% (3 Month SOFR + 4.00%), due 9/15/28 (b)	5,098,768	5,094,520
RLG Holdings LLC
First Lien Closing Date Initial Term Loan
8.329% (1 Month SOFR + 4.25%), due 7/7/28 (b)	4,812,500	3,579,297
Trident TPI Holdings, Inc.
First Lien Tranche Term Loan B7
7.752% (3 Month SOFR + 3.75%), due 9/15/28 (b)	4,990,110	4,860,901
		28,555,717
Diversified/Conglomerate Manufacturing 1.7%
Allied Universal Holdco LLC
First Lien Amendment No. 7 Replacement US Dollar Term Loan
7.315% (1 Month SOFR + 3.25%), due 8/20/32 (b)	9,200,000	9,230,838
Filtration Group Corp.
First Lien 2025 Incremental Dollar Term Loan B
6.715% (1 Month SOFR + 2.75%), due 10/23/28 (b)	4,124,518	4,138,698
Iron Mountain, Inc.
First Lien Amendment No. 1 Incremental Term Loan
5.965% (1 Month SOFR + 2.00%), due 1/31/31 (b)	1,631,439	1,630,930
LTI Holdings, Inc.
First Lien 2024 Term Loan
7.715% (1 Month SOFR + 3.75%), due 7/29/29 (b)	3,564,000	3,581,820
Quikrete Holdings, Inc. (b)
First Lien Term Loan B1
6.215% (1 Month SOFR + 2.25%), due 4/14/31	2,883,043	2,885,748
First Lien Term Loan B3
6.215% (1 Month SOFR + 2.25%), due 2/10/32	3,980,000	3,983,041
		25,451,075
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Diversified/Conglomerate Service 1.4%
Blackhawk Network Holdings, Inc.
First Lien Term Loan B2
7.965% (1 Month SOFR + 4.00%), due 3/12/29 (b)	$ 4,937,687	$ 4,955,320
Genesys Cloud Services, Inc.
First Lien 2025 Dollar Term Loan
6.663% (1 Month SOFR + 2.50%), due 1/30/32 (b)	9,436,231	9,318,278
MKS, Inc.
First Lien 2025-1 Dollar Term Loan B
5.977% (1 Month SOFR + 2.00%), due 8/17/29 (b)	2,031,831	2,027,385
TruGreen LP
First Lien Term Loan B
8.065% (1 Month SOFR + 4.00%), due 11/2/27 (b)	5,200,715	5,090,200
		21,391,183
Ecological 0.5%
Discovery Purchaser Corp.
First Lien Term Loan
7.607% (3 Month SOFR + 3.75%), due 10/4/29 (b)	3,482,522	3,444,796
GFL Environmental Services, Inc.
First Lien Initial Term Loan
6.671% (3 Month SOFR + 2.50%), due 3/3/32 (b)	4,200,000	4,196,501
		7,641,297
Electronics 5.0%
Camelot US Acquisition LLC (b)
First Lien Incremental Term Loan B
6.715% (1 Month SOFR + 2.75%), due 1/31/31	3,687,730	3,626,267
First Lien Incremental Term Loan
7.215% (1 Month SOFR + 3.25%), due 1/31/31	1,500,000	1,488,750
Castle US Holding Corp. (b)
First Lien Second Out Dollar Term Loan B1
8.717% (3 Month SOFR + 4.25%), due 5/31/30	150,899	72,180
First Lien Second Out Dollar Term Loan B2
8.967% (3 Month SOFR + 4.50%), due 5/31/30	2,354,569	1,110,573
	Principal Amount	Value

Electronics (continued)
Castle US Holding Corp. (b) (continued)
First Lien Initial First Out Dollar Term Loan
10.205% (1.00% PIK) (3 Month SOFR + 6.00%), due 4/29/30 (c)	$ 976,500	$ 989,113
CommScope, Inc.
First Lien Initial Term Loan
8.715% (1 Month SOFR + 4.75%), due 12/18/29 (b)	6,059,368	6,110,873
CoreLogic, Inc.
First Lien Initial Term Loan
7.579% (1 Month SOFR + 3.50%), due 6/2/28 (b)	7,273,308	7,256,943
Eagle Parent Corp.
First Lien Initial Term Loan
8.252% (3 Month SOFR + 4.25%), due 4/2/29 (b)	2,717,365	2,715,102
Epicor Software Corp.
First Lien Term Loan E
6.465% (1 Month SOFR + 2.50%), due 5/30/31 (b)	7,190,009	7,202,368
Gainwell Acquisition Corp.
First Lien Term Loan B
8.102% (3 Month SOFR + 4.00%), due 10/1/27 (b)	3,048,360	3,010,255
MH Sub I LLC (b)
First Lien 2024 December New Term Loan
8.215% (1 Month SOFR + 4.25%), due 12/31/31	2,425,804	1,936,095
First Lien Term Loan
8.252% (3 Month SOFR + 4.25%), due 5/3/28	3,064,913	2,775,389
Project Alpha Intermediate Holding, Inc. (b)
First Lien Second Amendment Refinancing Term Loan
7.252% (3 Month SOFR + 3.25%), due 10/28/30	6,402,825	6,397,491
Second Lien Initial Term Loan
9.002% (3 Month SOFR + 5.00%), due 5/9/33	1,000,000	972,500
Proofpoint, Inc. (b)
First Lien Term Loan
6.785% (1 Year SOFR + 3.00%), due 8/31/28	2,000,000	2,006,528
First Lien Term Loan
6.965% (1 Month SOFR + 3.00%), due 8/31/28	9,342,610	9,373,104

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Floating Rate Fund

	Principal Amount	Value
Loan Assignments (continued)
Electronics (continued)
Rocket Software, Inc.
First Lien Term Loan
7.715% (1 Month SOFR + 3.75%), due 11/28/28 (b)	$ 5,068,647	$ 5,040,486
Sharp Services LLC
First Lien New Term Loan E
6.99% (3 Month SOFR + 3.00%), due 9/13/32 (b)	5,032,691	5,020,109
SS&C Technologies, Inc.
First Lien Term Loan B8
6.163% (1 Month SOFR + 2.00%), due 5/9/31 (b)	4,911,819	4,921,864
Vertiv Group Corp.
First Lien Term Loan B4
5.879% (1 Month SOFR + 1.75%), due 8/12/32 (b)	2,700,503	2,705,083
		74,731,073
Energy (Electricity) 0.7%
Cogentrix Finance Holdco I LLC
First Lien Repricing Term Loan
6.215% (1 Month SOFR + 2.25%), due 2/26/32 (b)	3,543,750	3,555,934
Lightning Power LLC
First Lien Initial Term Loan B
6.252% (3 Month SOFR + 2.25%), due 8/18/31 (b)	4,462,519	4,481,114
Reworld Holding Corp. (b)
First Lien Term Loan B
6.281% (1 Month SOFR + 2.25%), due 11/30/28	2,562,417	2,564,019
First Lien Term Loan C
6.281% (1 Month SOFR + 2.25%), due 11/30/28	198,351	198,474
		10,799,541
Entertainment 2.1%
Alterra Mountain Co. (b)
First Lien Commitment Term Loan B8
6.465% (1 Month SOFR + 2.50%), due 5/31/30	3,479,057	3,470,359
First Lien Term Loan B9
6.663% (1 Month SOFR + 2.50%), due 8/17/28	3,769,438	3,778,862
	Principal Amount	Value

Entertainment (continued)
Delta 2 (Lux) SARL
First Lien Term Loan B
6.002% (3 Month SOFR + 2.00%), due 9/30/31 (b)	$ 1,999,999	$ 1,999,375
EOC Borrower LLC
First Lien Term Loan B
6.965% (1 Month SOFR + 3.00%), due 3/24/32 (b)	3,990,000	3,992,494
Fertitta Entertainment LLC
First Lien Initial Term Loan B
7.215% (1 Month SOFR + 3.25%), due 1/29/29 (b)	4,850,649	4,843,577
Great Canadian Gaming Corp.
First Lien Term Loan B
8.753% (3 Month SOFR + 4.75%), due 11/1/29 (b)	1,550,274	1,512,163
J&J Ventures Gaming LLC
First Lien 2025 Term Loan
7.465% (1 Month SOFR + 3.50%), due 4/26/30 (b)	5,275,196	5,211,456
TKO Worldwide Holdings LLC
First Lien Term Loan B5
6.038% (3 Month SOFR + 2.00%), due 11/21/31 (b)	6,319,780	6,331,136
		31,139,422
Finance 7.5%
AAdvantage Loyalty IP Ltd.
First Lien Term Loan
6.134% (3 Month SOFR + 2.25%), due 4/20/28 (b)	3,213,850	3,211,841
ADMI Corp. (b)
First Lien Amendment No. 4 Refinancing Term Loan
7.454% (1 Month SOFR + 3.375%), due 12/23/27	906,880	853,222
First Lien Amendment No. 5 Term Loan
7.829% (1 Month SOFR + 3.75%), due 12/23/27	3,600,000	3,394,501
AlixPartners LLP
First Lien 2025 Dollar Term Loan
5.965% (1 Month SOFR + 2.00%), due 8/12/32 (b)	2,308,023	2,297,926
Armor Holdco, Inc.
First Lien 2024 Refinancing Term Loan
7.916% (6 Month SOFR + 3.75%), due 12/11/28 (b)	4,982,237	4,998,843
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Finance (continued)
Ascensus Holdings, Inc.
First Lien 2024 Term Loan B
6.965% (1 Month SOFR + 3.00%), due 8/2/28 (b)	$ 6,778,341	$ 6,767,042
Azorra SOAR Finance Ltd.
First Lien New Term Loan
6.788% (3 Month SOFR + 2.75%), due 10/18/29 (b)	2,971,110	2,978,538
Belron Finance 2019 LLC
First Lien 2031 Dollar Incremental Term Loan
6.742% (3 Month SOFR + 2.50%), due 10/16/31 (b)	6,092,423	6,117,810
Boost Newco Borrower LLC
First Lien Term Loan B2
6.002% (3 Month SOFR + 2.00%), due 1/31/31 (b)	6,462,563	6,462,563
Boxer Parent Co., Inc.
First Lien 2031 Replacement Dollar Term Loan
7.199% (3 Month SOFR + 3.00%), due 7/30/31 (b)	6,289,082	6,243,877
Covia Holdings LLC
First Lien First Amendment Term Loan
6.706% (3 Month SOFR + 2.75%), due 2/26/32 (b)	2,693,250	2,696,617
Focus Financial Partners LLC
First Lien Incremental Tranche Term Loan B
6.715% (1 Month SOFR + 2.75%), due 9/15/31 (b)	1,389,500	1,392,105
GC Ferry Acquisition I, Inc.
First Lien Initial Term Loan
7.711% (3 Month SOFR + 3.50%), due 8/16/32 (b)	2,562,500	2,552,250
GTCR Everest Borrower LLC
First Lien 2025 Term Loan
6.752% (3 Month SOFR + 2.75%), due 9/5/31 (b)	1,143,384	1,146,064
LBM Acquisition LLC
First Lien Amendment No. 3 Incremental Term Loan
7.881% (1 Month SOFR + 3.75%), due 6/6/31 (b)	5,554,045	5,358,265
Leia Finco US LLC
First Lien Initial Term Loan
7.185% (3 Month SOFR + 3.25%), due 10/9/31 (b)	1,791,000	1,792,243
	Principal Amount	Value

Finance (continued)
LSF11 Trinity Bidco, Inc.
First Lien Initial Term Loan
6.515% (1 Month SOFR + 2.50%), due 6/14/30 (b)	$ 5,608,223	$ 5,566,162
MX Holdings US, Inc.
First Lien Senior USD Facility Term Loan B
6.218% (1 Month SOFR + 2.25%), due 3/17/32 (b)	2,052,000	2,057,130
Newfold Digital Holdings Group, Inc.
First Lien Initial Term Loan
7.716% (1 Month SOFR + 3.50%), due 2/10/28 (b)	5,502,674	2,861,390
Osaic Holdings, Inc.
First Lien Initial Term Loan
7.163% (1 Month SOFR + 3.00%), due 8/2/32 (b)	6,000,000	6,004,284
Park River Holdings, Inc.
First Lien 2025 Refinancing Term Loan
8.485% (3 Month SOFR + 4.50%), due 3/17/31 (b)	1,875,000	1,877,929
Peraton Corp.
First Lien Term Loan B
7.69% (3 Month SOFR + 3.75%), due 2/1/28 (b)	5,854,136	5,039,784
Pluto Acquisition I, Inc.
First Lien Term Loan A
9.503% (3 Month SOFR + 5.50%), due 6/20/28 (b)	1,860,294	1,860,294
RealPage, Inc.
First Lien Initial Term Loan
7.263% (3 Month SOFR + 3.00%), due 4/24/28 (b)	5,403,195	5,390,438
RealTruck Group, Inc.
First Lien Initial Term Loan
8.028% (1 Month SOFR + 3.75%), due 1/31/28 (b)	3,773,950	3,302,206
Russell Investments US Institutional Holdco, Inc.
First Lien 2027 Commitment Term Loan
8.965% (1.50% PIK) (1 Month SOFR + 5.00%), due 5/28/27 (b)(c)	5,648,378	5,441,626
SCIL USA Holdings LLC
First Lien Term Loan
7.759% (1 Year SOFR + 4.00%), due 10/12/32 (b)	1,688,000	1,679,560

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI Floating Rate Fund

	Principal Amount	Value
Loan Assignments (continued)
Finance (continued)
Spa Holdings 3 Oy
First Lien USD Facility Term Loan B
8.263% (3 Month SOFR + 4.00%), due 2/4/28 (b)	$ 3,059,020	$ 3,057,108
Speed Midco 3 SARL
First Lien USD Facility Term Loan B
6.288% (6 Month SOFR + 2.50%), due 10/1/32 (b)	1,400,000	1,396,500
Stonepeak Bayou Holdings LP
First Lien Initial Term Loan
6.735% (3 Month SOFR + 2.75%), due 10/1/32 (b)	2,000,000	1,780,000
WCG Intermediate Corp.
First Lien 2025 Refinancing Term Loan
6.965% (1 Month SOFR + 3.00%), due 2/25/32 (b)	6,483,750	6,468,889
		112,047,007
Healthcare 1.9%
AHP Health Partners, Inc.
First Lien 2025 Term Loan B
6.215% (1 Month SOFR + 2.25%), due 9/20/32 (b)	1,727,778	1,734,257
Chariot Buyer LLC
First Lien Amendment No. 5 Incremental Term Loan
7.163% (1 Month SOFR + 3.00%), due 9/8/32 (b)	7,432,683	7,445,073
ICU Medical, Inc.
First Lien Tranche Term Loan B 6.402% - 6.513%
(1 Month SOFR + 2.25%, 3 Month SOFR + 2.25%), due 1/8/29 (b)	2,953,401	2,957,093
LSCS Holdings, Inc.
First Lien Term Loan
8.502% (3 Month SOFR + 4.50%), due 2/20/32 (b)	4,632,720	4,547,788
Medical Solutions Holdings, Inc.
First Lien Term Loan
7.44% (3 Month SOFR + 3.50%), due 11/1/28 (b)	1,986,949	556,346
Medline Borrower LP
First Lien 2028 Refinancing Term Loan
5.965% (1 Month SOFR + 2.00%), due 10/23/28 (b)	9,098,323	9,106,284
	Principal Amount	Value

Healthcare (continued)
US Anesthesia Partners, Inc.
First Lien Initial Term Loan
8.499% (1 Month SOFR + 4.25%), due 10/2/28 (b)	$ 1,861,521	$ 1,860,857
		28,207,698
Healthcare & Pharmaceuticals 2.1%
1261229 BC Ltd.
First Lien Initial Term Loan
10.215% (1 Month SOFR + 6.25%), due 10/8/30 (b)	3,491,250	3,456,337
Bausch + Lomb Corp.
First Lien Third Amendment Term Loan
8.215% (1 Month SOFR + 4.25%), due 1/15/31 (b)	3,675,375	3,690,690
Concentra Health Services, Inc.
First Lien Tranche Term Loan B1
5.965% (1 Month SOFR + 2.00%), due 7/28/31 (b)	930,481	933,388
Embecta Corp.
First Lien Initial Term Loan
6.965% (1 Month SOFR + 3.00%), due 3/30/29 (b)	3,700,635	3,701,561
Global Medical Response, Inc.
First Lien Initial Term Loan
7.384% (3 Month SOFR + 3.50%), due 10/1/32 (b)	2,500,000	2,509,375
Owens & Minor, Inc.
First Lien Initial Term Loan B1
7.815% (1 Month SOFR + 3.75%), due 3/29/29 (b)	2,406,667	2,385,608
Paradigm Parent LLC
First Lien Initial Term Loan
8.382% (1 Year SOFR + 4.50%), due 4/16/32 (b)	1,500,000	1,335,563
Pediatric Associates Holding Co. LLC
First Lien Initial Term Loan
7.352% (3 Month SOFR + 3.25%), due 12/29/28 (b)	3,257,763	3,107,092
Phoenix Newco, Inc.
First Lien Sixth Amendment Term Loan
6.465% (1 Month SOFR + 2.50%), due 11/15/28 (b)	5,548,358	5,561,735
Physician Partners LLC (b)(c)
First Lien Initial Tranche Term Loan B1
5.652% (2.50% PIK) (3 Month SOFR + 1.50%), due 12/31/29	1,356,453	593,825
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Healthcare & Pharmaceuticals (continued)
Physician Partners LLC (b)(c) (continued)
First Lien Tranche Term Loan C
5.652% (4.00% PIK) (3 Month SOFR + 1.50%), due 12/31/30	$ 848,679	$ 169,736
QuidelOrtho Corp.
First Lien Term Loan B
8.002% (3 Month SOFR + 4.00%), due 8/20/32 (b)	4,050,000	4,022,999
		31,467,909
Healthcare, Education & Childcare 2.5%
Agiliti Health, Inc.
First Lien Term Loan
6.861% (6 Month SOFR + 3.00%), due 5/1/30 (b)	3,252,017	3,089,416
Amneal Pharmaceuticals LLC
First Lien Amendment No. 1 Term Loan
7.465% (1 Month SOFR + 3.50%), due 8/2/32 (b)	6,000,000	6,037,500
AthenaHealth Group, Inc.
First Lien Initial Term Loan
6.715% (1 Month SOFR + 2.75%), due 2/15/29 (b)	10,699,052	10,645,556
Ecovyst Catalyst Technologies LLC
First Lien Second Amendment Term Loan
5.84% (3 Month SOFR + 2.00%), due 6/12/31 (b)	1,905,918	1,898,771
Elanco Animal Health, Inc.
First Lien Term Loan B
5.433% (1 Year SOFR + 1.75%), due 10/28/32 (b)	746,199	747,132
Journey Personal Care Corp.
First Lien Term Loan B
7.715% (1 Month SOFR + 3.75%), due 3/1/28 (b)	4,801,345	4,681,312
National Mentor Holdings, Inc. (b)
First Lien Initial Term Loan 7.815% - 7.852%
(1 Month SOFR + 3.75%, 3 Month SOFR + 3.75%), due 3/2/28	2,098,442	2,027,619
First Lien Initial Term Loan C
7.852% (3 Month SOFR + 3.75%), due 3/2/28	79,651	76,963
Organon & Co.
First Lien 2024 Refinancing Dollar Term Loan
6.241% (1 Month SOFR + 2.25%), due 5/19/31 (b)	4,353,831	3,951,881
	Principal Amount	Value

Healthcare, Education & Childcare (continued)
Petco Health & Wellness Co., Inc.
First Lien Initial Term Loan
7.513% (3 Month SOFR + 3.25%), due 3/3/28 (b)	$ 1,534,215	$ 1,509,859
Select Medical Corp.
First Lien Tranche Term Loan B2
5.965% (1 Month SOFR + 2.00%), due 12/3/31 (b)	414,516	413,998
Sound Inpatient Physicians Holdings LLC (b)(c)
First Lien PIK Term Loan B
7.763% (1.50% PIK) (3 Month SOFR + 3.50%), due 6/28/28	1,652,849	1,582,603
First Lien Tranche Term Loan A
9.763% (1.00% PIK) (3 Month SOFR + 5.50%), due 6/28/28	334,744	346,460
		37,009,070
High Tech Industries 4.0%
Altar Bidco, Inc.
First Lien Term Loan B
6.783% (1 Year SOFR + 3.10%), due 2/1/29 (b)	3,979,971	3,919,276
Central Parent LLC
First Lien 2024 Refinancing Term Loan
7.252% (3 Month SOFR + 3.25%), due 7/6/29 (b)	1,980,000	1,624,590
Clearwater Analytics LLC
First Lien Initial Term Loan
6.46% (6 Month SOFR + 2.25%), due 4/21/32 (b)	4,000,000	3,992,500
Dawn Bidco LLC
First Lien Term Loan
6.759% (1 Year SOFR + 3.00%), due 10/7/32 (b)	4,666,666	4,643,333
Gryphon Debt Merger Sub, Inc.
First Lien Term Loan
6.879% (6 Month SOFR + 3.00%), due 9/13/32 (b)	2,960,000	2,973,566
Hanesbrands, Inc.
First Lien Initial Trance Term Loan B
6.715% (1 Month SOFR + 2.75%), due 3/8/32 (b)	4,025,955	4,036,020
Javelin Buyer, Inc.
First Lien Term Loan
6.59% (3 Month SOFR + 2.75%), due 12/5/31 (b)	1,197,000	1,196,252

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI Floating Rate Fund

	Principal Amount	Value
Loan Assignments (continued)
High Tech Industries (continued)
KnowBe4, Inc.
First Lien Term Loan
7.59% (3 Month SOFR + 3.75%), due 7/23/32 (b)	$ 2,916,667	$ 2,913,021
Modena Buyer LLC
First Lien Initial Term Loan
8.09% (3 Month SOFR + 4.25%), due 7/1/31 (b)	3,465,000	3,367,547
Neon Maple US Debt Mergersub, Inc.
First Lien Tranche Term Loan B1
6.913% (1 Month SOFR + 2.75%), due 11/17/31 (b)	5,074,532	5,073,624
Open Text Corp.
First Lien Term Loan B
5.715% (1 Month SOFR + 1.75%), due 1/31/30 (b)	1,611,112	1,609,601
Plusgrade, Inc.
First Lien 2025 Replacement Initial Term Loan
7.502% (3 Month SOFR + 3.50%), due 3/3/31 (b)	3,353,443	3,349,251
Sandisk Corp.
First Lien Term Loan B
6.857% (3 Month SOFR + 3.00%), due 2/21/32 (b)	5,250,000	5,250,000
Scientific Games Holdings LP
First Lien 2024 Refinancing Dollar Term Loan
6.934% (3 Month SOFR + 3.00%), due 4/4/29 (b)	4,248,827	4,195,717
Shift4 Payments LLC
First Lien Amendment No. 2 Term Loan
6.502% (3 Month SOFR + 2.50%), due 6/30/32 (b)	450,000	452,475
Sophos Holdings LLC
First Lien Dollar Tranche Term Loan
7.579% (1 Month SOFR + 3.50%), due 3/5/27 (b)	3,937,912	3,940,373
Star Parent, Inc.
First Lien Term Loan
8.002% (3 Month SOFR + 4.00%), due 9/27/30 (b)	4,432,500	4,437,034
Viavi Solutions, Inc.
First Lien Term Loan
6.394% (3 Month SOFR + 2.50%), due 10/18/32 (b)	3,000,000	2,997,501
		59,971,681
	Principal Amount	Value

Hotel, Gaming & Leisure 1.5%
Bingo Holdings I LLC
First Lien Term Loan
8.752% (3 Month SOFR + 4.75%), due 6/11/32 (b)	$ 5,107,143	$ 5,041,710
Entain Holdings Gibraltar Ltd.
First Lien Term Loan B
6.252% (3 Month SOFR + 2.25%), due 10/31/29 (b)	1,564,213	1,562,991
Flutter Financing BV (b)
First Lien 2024 Refinancing Term Loan B
5.752% (3 Month SOFR + 1.75%), due 12/2/30	2,947,500	2,932,762
First Lien Third Amendment Term Loan B
6.002% (3 Month SOFR + 2.00%), due 6/4/32	872,813	866,812
Ontario Gaming GTA LP
First Lien Term Loan B
8.24% (3 Month SOFR + 4.25%), due 8/1/30 (b)	2,288,731	2,144,972
Tacala Investment Corp.
First Lien Term Loan B
6.965% (1 Month SOFR + 3.00%), due 1/31/31 (b)	4,563,486	4,576,319
Voyager Parent LLC
First Lien Term Loan B
8.752% (3 Month SOFR + 4.75%), due 7/1/32 (b)	6,000,000	5,990,628
		23,116,194
Hotels, Motels, Inns & Gaming 2.2%
Aimbridge Acquisition Co., Inc. (b)
First Lien FLFO Term Loan
9.647% (1 Month SOFR + 5.50%), due 3/11/30	511,178	508,945
First Lien Second Out Term Loan
11.647% (6.00% PIK) (1 Month SOFR + 7.614%), due 3/11/30 (c)	530,043	527,393
Caesars Entertainment, Inc. (b)
First Lien 2023 Incremental Term Loan B
6.215% (1 Month SOFR + 2.25%), due 2/6/30	1,711,500	1,694,385
First Lien Term Loan B1
6.215% (1 Month SOFR + 2.25%), due 2/6/31	2,068,500	2,047,815
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Hotels, Motels, Inns & Gaming (continued)
Entain Holdings Gibraltar Ltd.
First Lien Term Loan B5
6.252% (3 Month SOFR + 2.25%), due 7/30/32 (b)	$ 4,628,659	$ 4,607,445
Golden Entertainment, Inc.
First Lien Facility Term Loan B1
6.218% (1 Month SOFR + 2.25%), due 5/27/30 (b)	1,832,812	1,837,395
Light & Wonder International, Inc.
First Lien Term Loan B2
6.287% (1 Month SOFR + 2.25%), due 4/16/29 (b)	5,828,959	5,767,026
Oceankey US II Corp.
First Lien Initial Term Loan
7.565% (1 Month SOFR + 3.50%), due 12/15/28 (b)	3,998,946	3,981,450
Penn Entertainment, Inc.
First Lien Term Loan B
6.465% (1 Month SOFR + 2.50%), due 5/3/29 (b)	1,935,000	1,937,591
Travel + Leisure Co.
First Lien 2024 Incremental Term Loan
6.465% (1 Month SOFR + 2.50%), due 12/14/29 (b)	3,716,903	3,722,876
Whatabrands LLC
First Lien 2024-2 Refinancing Term Loan B
6.465% (1 Month SOFR + 2.50%), due 8/3/28 (b)	6,422,492	6,434,200
		33,066,521
Insurance 4.0%
Acrisure LLC (b)
First Lien Term Loan B6
7.163% (1 Month SOFR + 3.00%), due 11/6/30	3,267,062	3,260,936
First Lien 2025 Refinancing Term Loan B
7.215% (1 Month SOFR + 3.25%), due 6/21/32	2,924,261	2,927,917
Alera Group, Inc.
First Lien Initial Term Loan
7.413% (1 Month SOFR + 3.25%), due 5/31/32 (b)	6,333,333	6,363,239
Alliant Holdings Intermediate LLC
First Lien Initial Term Loan
6.666% (1 Month SOFR + 2.50%), due 9/19/31 (b)	4,164,175	4,158,970
	Principal Amount	Value

Insurance (continued)
Asurion LLC (b)
First Lien New Term Loan B13
8.215% (1 Month SOFR + 4.25%), due 9/19/30	$ 1,168,752	$ 1,163,638
First Lien New Term Loan B11
8.327% (1 Month SOFR + 4.25%), due 8/21/28	3,211,640	3,222,078
First Lien New Term Loan B12
8.413% (1 Month SOFR + 4.25%), due 9/19/30	2,947,095	2,939,727
Second Lien New Term Loan B3
9.329% (1 Month SOFR + 5.25%), due 1/31/28	2,200,000	2,152,700
Second Lien New Term Loan B4
9.329% (1 Month SOFR + 5.25%), due 1/19/29	3,500,000	3,330,835
Broadstreet Partners Group LLC
First Lien 2024 Term Loan B
6.715% (1 Month SOFR + 2.75%), due 6/16/31 (b)	5,607,565	5,618,780
CRC Insurance Group LLC
First Lien Term Loan B
6.752% (3 Month SOFR + 2.75%), due 5/6/31 (b)	2,558,710	2,552,313
Goosehead Insurance Holdings LLC
First Lien Term Loan B
7.048% (1 Year SOFR + 3.25%), due 1/8/32 (b)	1,496,250	1,496,250
HUB International Ltd.
First Lien 2025 Incremental Term Loan
6.12% (3 Month SOFR + 2.25%), due 6/20/30 (b)	1,994,128	1,999,633
Ryan Specialty LLC
First Lien Term Loan B1
5.965% (1 Month SOFR + 2.00%), due 9/15/31 (b)	1,872,401	1,874,742
Sedgwick Claims Management Services, Inc.
First Lien 2024 Term Loan
6.465% (1 Month SOFR + 2.50%), due 7/31/31 (b)	8,077,431	8,073,829
The Liberty Co. Insurance Brokers LLC
First Lien Initial Term Loan
7.655% (3 Month SOFR + 3.75%), due 10/15/32 (b)	2,000,000	1,992,500
Trucordia Insurance Holdings LLC
First Lien Initial Term Loan
7.215% (1 Month SOFR + 3.25%), due 6/17/32 (b)	4,000,000	4,010,000

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI Floating Rate Fund

	Principal Amount	Value
Loan Assignments (continued)
Insurance (continued)
USI, Inc.
First Lien 2024 Term Loan D
6.252% (3 Month SOFR + 2.25%), due 11/21/29 (b)	$ 1,994,962	$ 1,996,209
		59,134,296
Leisure, Amusement, Motion Pictures & Entertainment 0.6%
Bombardier Recreational Products, Inc.
First Lien 2024 Extended Term Loan
6.215% (1 Month SOFR + 2.25%), due 1/22/31 (b)	3,100,773	3,095,930
Marriott Ownership Resorts, Inc.
First Lien 2024 Incremental Term Loan
6.215% (1 Month SOFR + 2.25%), due 4/1/31 (b)	2,874,051	2,875,847
TripAdvisor, Inc.
First Lien Initial Term Loan B
6.715% (1 Month SOFR + 2.75%), due 7/8/31 (b)	3,127,469	3,033,645
		9,005,422
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.7%
Advanced Drainage Systems, Inc.
First Lien Initial Term Loan
6.484% (1 Month SOFR + 2.25%), due 7/31/26 (b)	437,143	437,507
Columbus McKinnon Corp.
First Lien Initial Term Loan
6.502% (3 Month SOFR + 2.50%), due 5/15/28 (b)	4,644,086	4,626,671
Husky Injection Molding Systems Ltd.
First Lien Amendment No. 5 Refinancing Term Loan
% (1 Month SOFR + 3.75%, 6 Month SOFR + 3.75%), due 2/15/29 (b)	5,310,644	5,318,939
		10,383,117
Manufacturing 1.5%
Chart Industries, Inc.
First Lien Amendment No. 7 Term Loan
6.476% (3 Month SOFR + 2.50%), due 3/15/30 (b)	2,470,675	2,475,308
FCG Acquisitions, Inc.
First Lien Amendment No. 11 Term Loan
7.215% (1 Month SOFR + 3.25%), due 3/31/28 (b)	4,053,732	4,057,785
	Principal Amount	Value

Manufacturing (continued)
Madison IAQ LLC (b)
First Lien Initial Term Loan
6.702% (6 Month SOFR + 2.50%), due 6/21/28	$ 2,700,359	$ 2,703,494
First Lien 2025 Incremental Term Loan
7.452% (6 Month SOFR + 3.25%), due 5/6/32	2,992,500	2,996,241
Pinnacle Buyer LLC
First Lien Initial Term Loan B
6.485% (3 Month SOFR + 2.50%), due 9/13/32 (b)	733,871	736,623
Pro Mach Group, Inc.
First Lien Amedment No. 6 Term Loan
6.782% (1 Month SOFR + 2.75%), due 10/15/32 (b)	7,700,000	7,714,437
Weber-Stephen Products LLC
First Lien Initial Term Loan B
7.735% (3 Month SOFR + 3.75%), due 10/1/32 (b)	2,500,000	2,492,708
		23,176,596
Media 1.4%
Apple Bidco LLC
First Lien Term Loan
6.465% (1 Month SOFR + 2.50%), due 9/23/31 (b)	3,970,000	3,978,508
Cogeco Financing 2 LP
First Lien Term Loan B
6.579% (1 Month SOFR + 2.50%), due 9/1/28 (b)	4,040,383	3,947,455
Mission Broadcasting, Inc.
First Lien Term Loan B4
6.744% (1 Month SOFR + 2.50%), due 6/2/28 (b)	1,340,500	1,337,987
MJH Healthcare Holdings LLC
First Lien 2025-2 Incremental Term Loan B
7.774%, due 1/29/29	1,000,000	933,750
Radiate Holdco LLC
First Lien First Out Term Loan
7.579% (1.50% PIK) (1 Month SOFR + 3.50%), due 9/25/29 (b)(c)	222,344	175,642
Sinclair Television Group, Inc.
First Lien Term Loan B7
8.165% (1 Month SOFR + 4.10%), due 12/31/30 (b)	1,407,181	1,273,499
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Media (continued)
Virgin Media Bristol LLC
First Lien Facility Term Loan Y
7.052% (6 Month SOFR + 3.175%), due 3/31/31 (b)	$ 5,166,667	$ 5,051,062
X Corp.
First Lien Tranche Term Loan B3
9.50%, due 10/26/29	4,000,000	4,010,000
		20,707,903
Mining, Steel, Iron & Non-Precious Metals 1.0%
American Rock Salt Co. LLC (b)
First Lien First Out Term Loan 11.461% - 11.473%
(3 Month SOFR + 7.00%), due 6/11/28	2,173,791	2,168,356
First Lien Initial Term Loan
8.46% (3 Month SOFR + 4.00%), due 6/9/28	3,345,008	2,500,394
Arsenal AIC Parent LLC
First Lien 2025 Refinancing Term Loan B
6.715% (1 Month SOFR + 2.75%), due 8/19/30 (b)	1,476,797	1,477,720
GrafTech Global Enterprises, Inc.
First Lien Initial Term Loan
9.858% (3 Month SOFR + 6.00%), due 12/21/29 (b)	3,196,846	3,244,798
MRC Global (US), Inc.
First Lien Term Loan
7.198% (6 Month SOFR + 3.50%), due 10/29/31 (b)	1,791,000	1,795,477
Zekelman Industries, Inc.
First Lien 2024 Term Loan
6.265% (1 Month SOFR + 2.25%), due 1/24/31 (b)	3,926,680	3,927,497
		15,114,242
Oil & Gas 2.0%
Compass Power Generation LLC
First Lien Tranche Term Loan B4
7.215% (1 Month SOFR + 3.25%), due 4/16/29 (b)	1,786,049	1,798,328
Element Materials Technology Group US Holdings, Inc.
First Lien Initial USD Term Loan B
7.677% (3 Month SOFR + 3.675%), due 6/22/29 (b)	2,723,000	2,737,750
	Principal Amount	Value

Oil & Gas (continued)
Fleet Midco I Ltd.
First Lien Term Loan B2
6.542% (6 Month SOFR + 2.50%), due 2/21/31 (b)	$ 6,335,175	$ 6,335,175
GIP Pilot Acquisition Partners LP
First Lien Initial Term Loan
5.935% (3 Month SOFR + 2.00%), due 10/4/30 (b)	1,351,218	1,347,840
Hilcorp Energy I LP
First Lien Initial Term Loan
6.032% (1 Month SOFR + 2.00%), due 2/6/30 (b)	3,411,429	3,411,429
NGL Energy Operating LLC
First Lien Initial Term Loan
7.465% (1 Month SOFR + 3.50%), due 2/3/31 (b)	788,000	788,246
Oryx Midstream Services Permian Basin LLC
First Lien Initial Term Loan
6.227% (1 Month SOFR + 2.25%), due 10/5/28 (b)	3,814,120	3,818,888
Prairie Acquiror LP
First Lien Term Loan B4
7.715% (1 Month SOFR + 3.75%), due 8/1/29 (b)	3,193,528	3,209,495
TransMontaigne Operating Co. LP
First Lien Tranche Term Loan B
6.465% (1 Month SOFR + 2.50%), due 11/17/28 (b)	4,088,082	4,091,001
Traverse Midstream Partners LLC
First Lien Advance Term Loan
6.34% (3 Month SOFR + 2.50%), due 2/16/28 (b)	2,890,791	2,894,405
		30,432,557
Packaging 0.6%
Berlin Packaging LLC
First Lien 2025 Replacement Term Loan 7.235% - 7.384%
(1 Month SOFR + 3.25%, 3 Month SOFR + 3.25%), due 6/9/31 (b)	6,082,018	6,075,838
LABL, Inc.
First Lien Term Loan B
8.94% (3 Month SOFR + 5.00%), due 10/30/28 (b)	3,093,608	2,361,086
		8,436,924

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI Floating Rate Fund

	Principal Amount	Value
Loan Assignments (continued)
Personal & Nondurable Consumer Products 1.0%
ABG Intermediate Holdings 2 LLC (b)
First Lien Term Loan B1
6.215% (1 Month SOFR + 2.25%), due 12/21/28	$ 6,878,678	$ 6,866,392
First Lien 2025 Delayed Draw Term Loan
6.215% (1 Month SOFR + 2.25%), due 2/13/32	1,592,000	1,589,214
Hunter Douglas, Inc.
First Lien Tranche Term Loan B1
7.252% (3 Month SOFR + 3.25%), due 1/16/32 (b)	3,376,062	3,372,896
Leslie's Poolmart, Inc.
First Lien Term Loan B
6.829% (1 Month SOFR + 2.75%), due 3/9/28 (b)	1,978,814	739,581
Perrigo Investments LLC
First Lien 2024 Refinancing Term Loan B
5.965% (1 Month SOFR + 2.00%), due 4/20/29 (b)	2,065,784	2,070,949
		14,639,032
Personal & Nondurable Consumer Products (Manufacturing Only) 0.7%
SRAM LLC
First Lien Initial Term Loan
6.163% (1 Month SOFR + 2.00%), due 2/27/32 (b)	4,385,588	4,358,178
Varsity Brands, Inc.
First Lien 2025-2 Replacement Term Loan
7.026% (3 Month SOFR + 3.00%), due 8/26/31 (b)	5,386,500	5,395,926
		9,754,104
Personal, Food & Miscellaneous Services 0.6%
IRB Holding Corp.
First Lien 2024 Second Replacement Term Loan B
6.465% (1 Month SOFR + 2.50%), due 12/15/27 (b)	6,534,820	6,543,439
KFC Holding Co.
First Lien 2021 Term Loan B
5.896% (1 Month SOFR + 1.75%), due 3/15/28 (b)	2,117,317	2,122,081
		8,665,520
Pharmaceuticals 0.2%
Padagis LLC
First Lien Term Loan B
8.949% (3 Month SOFR + 4.75%), due 7/6/28 (b)	3,965,529	3,430,183
	Principal Amount	Value

Retail 0.6%
Great Outdoors Group LLC
First Lien Term Loan B
7.215% (1 Month SOFR + 3.25%), due 1/23/32 (b)	$ 5,925,142	$ 5,923,661
Peer Holding III BV (b)
First Lien Facility Term Loan B8
6.017% (1 Year SOFR + 2.25%), due 9/29/32	1,500,000	1,498,125
First Lien Facility Term Loan B5B
6.502% (3 Month SOFR + 2.50%), due 7/1/31	1,000,000	1,002,188
		8,423,974
Retail Store 0.8%
Harbor Freight Tools USA, Inc.
First Lien Initial Term Loan
6.215% (1 Month SOFR + 2.25%), due 6/11/31 (b)	3,393,927	3,343,961
White Cap Supply Holdings LLC
First Lien Facility Tranche Term Loan C
7.215% (1 Month SOFR + 3.25%), due 10/19/29 (b)	9,259,436	9,275,224
		12,619,185
Services: Business 4.8%
Amentum Holdings, Inc.
First Lien Initial Term Loan
6.215% (1 Month SOFR + 2.25%), due 9/29/31 (b)	2,929,038	2,900,969
Beach Acquisition Bidco LLC
First Lien Tranche Term Loan B1
7.308% (3 Month SOFR + 3.25%), due 9/13/32 (b)	4,900,000	4,920,418
Brown Group Holding LLC
First Lien Incremental Term Loan B2 6.59% - 6.949%
(1 Month SOFR + 2.75%, 3 Month SOFR + 2.75%), due 7/1/31 (b)	1,181,771	1,185,094
CHG Healthcare Services, Inc.
First Lien Amendment No. 7 Refinancing Term Loan
6.913% (1 Month SOFR + 2.75%), due 9/29/28 (b)	5,961,193	5,974,856
ConnectWise LLC
First Lien Initial Term Loan
7.763% (3 Month SOFR + 3.50%), due 9/29/28 (b)	3,859,872	3,864,095
Examworks Bidco, Inc.
First Lien Term Loan
6.715% (1 Month SOFR + 2.75%), due 11/1/28 (b)	5,933,239	5,955,489
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Services: Business (continued)
Fortrea Holdings, Inc.
First Lien Initial Term Loan B
7.715% (1 Month SOFR + 3.75%), due 7/1/30 (b)	$ 383,298	$ 359,342
Grant Thornton Advisors LLC (b)
First Lien 2025 Incremental Term Loan
6.465% (1 Month SOFR + 2.50%), due 6/2/31	3,725,610	3,711,639
First Lien 2025-2 Incremental Term Loan
6.965% (1 Month SOFR + 3.00%), due 6/2/31	1,350,000	1,351,350
ICON Luxembourg SARL
First Lien Repriced Lux Term Loan
6.002% (3 Month SOFR + 2.00%), due 7/3/28 (b)	770,097	773,259
Inizio Group Ltd.
First Lien Initial Dollar Term Loan
8.352% (3 Month SOFR + 4.25%), due 8/21/28 (b)	4,577,000	4,554,115
Mitchell International, Inc.
First Lien Initial Term Loan
7.215% (1 Month SOFR + 3.25%), due 6/17/31 (b)	4,950,000	4,946,134
MPH Acquisition Holdings LLC (b)
First Lien Exchange First Out Term Loan
7.59% (3 Month SOFR + 3.75%), due 12/31/30	305,030	304,395
First Lien Second Out Term Loan
8.702% (3 Month SOFR + 4.60%), due 12/31/30	2,528,512	2,389,444
Orion US Finco, Inc.
First Lien Initial Term Loan
7.427% (3 Month SOFR + 3.50%), due 10/8/32 (b)	5,000,000	5,020,835
OVG Business Services LLC
First Lien Initial Term Loan
6.965% (1 Month SOFR + 3.00%), due 6/25/31 (b)	2,351,250	2,346,841
Plano HoldCo, Inc.
First Lien Closing Date Term Loan
7.502% (3 Month SOFR + 3.50%), due 10/2/31 (b)	2,288,500	2,208,403
PRA Health Sciences, Inc.
First Lien Term Loan B
6.002% (3 Month SOFR + 2.00%), due 7/3/28 (b)	191,870	192,620
	Principal Amount	Value

Services: Business (continued)
Project Boost Purchaser LLC
First Lien Initial Term Loan
6.668% (1 Month SOFR + 2.75%), due 7/16/31 (b)	$ 5,755,470	$ 5,737,484
Prometric Holdings, Inc.
First Lien Initial Term Loan
7.715% (1 Month SOFR + 3.75%), due 6/25/32 (b)	2,700,000	2,709,450
Raven Acquisition Holdings LLC
First Lien Initial Term Loan
6.965% (1 Month SOFR + 3.00%), due 11/19/31 (b)	2,228,799	2,227,406
Ryan LLC
First Lien Term Loan
7.465% (1 Month SOFR + 3.50%), due 11/14/30 (b)	3,325,773	3,309,144
Vestis Corp.
First Lien Term Loan B1
6.448% (3 Month SOFR + 2.25%), due 2/24/31 (b)	2,161,250	2,047,784
WMB Holdings, Inc.
First Lien USD Tranche Term Loan B
5.965% (1 Month SOFR + 2.00%), due 11/5/29 (b)	2,574,620	2,559,602
		71,550,168
Services: Consumer 0.6%
Metropolis Technologies, Inc.
First Lien Term Loan B
9.009% (1 Year SOFR + 5.25%), due 10/20/32 (b)	2,000,000	1,980,000
Ping Identity Holding Corp.
First Lien Term Loan
6.433% (1 Year SOFR + 2.75%), due 11/5/32 (b)	3,833,333	3,835,729
Planet US Buyer LLC
First Lien Term Loan
7.198% (3 Month SOFR + 3.00%), due 2/7/31 (b)	2,471,226	2,481,375
		8,297,104
Software 5.3%
Cloud Software Group, Inc. (b)
First Lien Incremental Term Loan B
7.252% (3 Month SOFR + 3.25%), due 3/21/31	2,239,629	2,238,695
First Lien Initial Dollar Term Loan B
7.252% (3 Month SOFR + 3.25%), due 8/16/32	3,905,955	3,904,123

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI Floating Rate Fund

	Principal Amount	Value
Loan Assignments (continued)
Software (continued)
Cloudera, Inc.
First Lien Initial Term Loan
8.013% (1 Month SOFR + 3.75%), due 10/9/28 (b)	$ 2,449,109	$ 2,336,859
Cornerstone OnDemand, Inc.
First Lien Initial Term Loan
7.829% (1 Month SOFR + 3.75%), due 10/16/28 (b)	2,525,833	2,412,170
Cotiviti, Inc. (b)
First Lien New Term Loan B
6.884% (1 Month SOFR + 2.75%), due 5/1/31	6,725,665	6,456,638
First Lien Amendment No. 2 Term Loan
6.884% (1 Month SOFR + 2.75%), due 3/26/32	3,740,625	3,586,324
Delta Topco, Inc.
First Lien Fourth Amendment Refinancing Term Loan
6.876% (1 Month SOFR + 2.75%), due 11/30/29 (b)	2,669,691	2,636,320
Disco Parent, Inc.
First Lien Term Loan
7.484% (3 Month SOFR + 3.25%), due 8/6/32 (b)	1,800,000	1,806,750
DS Admiral Bidco LLC
First Lien Initial Term Loan
8.413% (1 Month SOFR + 4.25%), due 6/26/31 (b)	2,868,220	2,857,464
ECI Macola/Max Holding LLC
First Lien 2025 Repricing Term Loan
6.752% (3 Month SOFR + 2.75%), due 5/9/30 (b)	3,335,541	3,340,545
Ellucian Holdings, Inc.
First Lien Term Loan B1
6.715% (1 Month SOFR + 2.75%), due 10/9/29 (b)	4,260,573	4,264,833
Gen Digital, Inc.
First Lien Term Loan B
5.715% (1 Month SOFR + 1.75%), due 9/12/29 (b)	3,251,929	3,250,186
Informatica LLC
First Lien Term Loan B
6.215% (1 Month SOFR + 2.25%), due 10/27/28 (b)	3,652,136	3,661,266
Isolved, Inc.
First Lien Term Loan B3
6.715% (1 Month SOFR + 2.75%), due 10/14/30 (b)	579,456	579,214
	Principal Amount	Value

Software (continued)
McAfee Corp.
First Lien Tranche Term Loan B1
6.965% (1 Month SOFR + 3.00%), due 3/1/29 (b)	$ 6,856,290	$ 6,504,906
Mitnick Corp. Purchaser, Inc.
First Lien Initial Term Loan
8.69% (3 Month SOFR + 4.75%), due 5/2/29 (b)	1,921,582	1,377,135
OPAL US LLC
First Lien Term Loan
6.683% (1 Year SOFR + 3.00%), due 4/28/32 (b)	7,000,000	7,013,160
Sovos Compliance LLC
First Lien Amendment No. 3 Replacement Term Loan
7.215% (1 Month SOFR + 3.25%), due 8/13/29 (b)	2,880,402	2,880,402
Starlight Parent LLC
First Lien Initial Term Loan
8.026% (3 Month SOFR + 4.00%), due 4/16/32 (b)	5,250,000	5,217,188
UKG, Inc.
First Lien Initial Term Loan
6.338% (3 Month SOFR + 2.50%), due 2/10/31 (b)	6,251,677	6,246,707
Vision Solutions, Inc.
First Lien New Term Loan B
8.102% (3 Month SOFR + 4.00%), due 4/24/28 (b)	2,689,657	2,584,311
VS Buyer LLC
First Lien 2025-1 Initial Term Loan
6.09% (3 Month SOFR + 2.25%), due 4/14/31 (b)	3,545,140	3,474,237
		78,629,433
Telecommunications 2.7%
Avaya, Inc.
First Lien Exit Term Loan
11.465% (1 Month SOFR + 7.50%), due 8/1/28 (b)	422,429	369,625
Azalea Topco, Inc.
First Lien 2025 Refinancing Term Loan
6.965% (1 Month SOFR + 3.00%), due 4/30/31 (b)	113,921	114,055
Cablevision Lightpath LLC
First Lien 2025 Refinancing Term Loan
7.032% (1 Month SOFR + 3.00%), due 11/30/27 (b)	3,930,480	3,930,480
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Telecommunications (continued)
Connect Finco SARL
First Lien First Amendment Term Loan
7.465% (1 Month SOFR + 3.50%), due 12/11/26 (b)	$ 1,117,801	$ 1,114,774
CSC Holdings LLC
First Lien Term Loan B5
8.75% (PRIME + 1.50%), due 4/15/27 (b)	4,305,590	4,044,564
Cushman & Wakefield US Borrower LLC
First Lien 2025-2 Term Loan
6.715% (1 Month SOFR + 2.75%), due 1/31/30 (b)	176,562	177,004
Frontier Communications Holdings LLC
First Lien Initial Term Loan
6.532% (1 Month SOFR + 2.50%), due 7/1/31 (b)	3,275,291	3,275,291
Gogo Intermediate Holdings LLC
First Lien Initial Term Loan
7.715% (1 Month SOFR + 3.75%), due 5/1/28 (b)	5,368,927	5,263,787
Indy US Holdco LLC
First Lien Thirteenth Amendment Refinancing Term Loan
6.465% (1 Month SOFR + 2.50%), due 10/31/30 (b)	8,870,671	8,859,583
Level 3 Financing, Inc.
First Lien Term Loan B4
7.215% (1 Month SOFR + 3.25%), due 3/29/32 (b)	2,400,000	2,392,500
Lumen Technologies, Inc. (b)
First Lien Term Loan B1
6.628% (1 Month SOFR + 2.35%), due 4/16/29	1,442,263	1,430,996
First Lien Term Loan B2
6.628% (1 Month SOFR + 2.35%), due 4/15/30	1,442,263	1,432,888
WS Audiology A/S
First Lien Facility Term Loan B8 7.198% - 7.40%
(3 Month SOFR + 3.50%, 6 Month SOFR + 3.50%), due 2/28/29 (b)	3,000,000	3,008,751
Zayo Group Holdings, Inc.
First Lien Initial Dollar Term Loan
7.579% (7.579% PIK) (1 Month SOFR + 3.50%), due 3/11/30 (b)(c)	4,524,042	4,303,495
		39,717,793
	Principal Amount	Value

Utilities 0.5%
Astoria Energy LLC
First Lien Advance Term Loan B
6.59% (3 Month SOFR + 2.75%), due 6/16/32 (b)	$ 2,536,707	$ 2,543,049
Edgewater Generation LLC
First Lien 2025 Refinancing Term Loan
6.965% (1 Month SOFR + 3.00%), due 8/1/30 (b)	3,086,934	3,092,336
Hamilton Projects Acquiror LLC
First Lien Initial Term Loan
6.465% (1 Month SOFR + 2.50%), due 5/30/31 (b)	2,501,786	2,508,561
		8,143,946
Water 0.5%
AI Aqua Merger Sub, Inc.
First Lien 2025 Refinancing Term Loan B
7.129% (1 Month SOFR + 3.00%), due 7/31/28 (b)	7,668,335	7,679,117
Total Loan Assignments (Cost $1,278,149,976)		1,255,908,519
Total Long-Term Bonds (Cost $1,457,293,341)		1,435,245,976

	Shares

Affiliated Investment Company 0.5%
Fixed Income Fund 0.5%
NYLI MacKay High Yield Corporate Bond Fund Class I	1,299,065	6,775,145
Total Affiliated Investment Company (Cost $7,308,299)		6,775,145
Common Stocks 0.2%
Automobile Components 0.0% ‡
Millennium Corporate Trust (f)(g)(h)	4,973	—
Millennium Industries Corp. (f)(g)(h)	5,298	—
		—
Communications Equipment 0.0% ‡
Avaya LLC (f)(g)(h)	40,688	366,192
Diversified Telecommunication Services 0.0% ‡
Altice France SA (f)(g)	15,948	259,652

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI Floating Rate Fund

	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure 0.1%
Aimbridge Acquisition Co., Inc. (f)(g)(h)	28,438	$ 1,912,456
Machinery 0.0% ‡
Ameriforge Group, Inc. (f)(g)(h)	60,753	3,645
Technology Hardware, Storage & Peripherals 0.1%
Diebold Nixdorf, Inc. (h)	11,878	702,584
Total Common Stocks (Cost $5,061,842)		3,244,529

	Number of Warrants

Warrants 0.0% ‡
Capital Markets 0.0% ‡
THAIHOT Investment Co. Ltd.
Expires 10/13/27 (f)(g)(h)(i)	26	0
Total Warrants (Cost $0)		0

	Principal Amount

Short-Term Investments 5.0%
U.S. Treasury Debt 5.0%
U.S. Treasury Bills (j)
3.885%, due 12/4/25	$ 2,144,000	2,136,842
4.01%, due 11/28/25	48,380,000	48,250,174
4.022%, due 11/6/25	15,196,500	15,191,680
4.029%, due 11/13/25	3,912,000	3,907,802
5.943%, due 11/20/25	4,758,000	4,749,265
Total Short-Term Investments (Cost $74,214,554)		74,235,763
Total Investments (Cost $1,543,878,036)	101.8%	1,519,501,413
Other Assets, Less Liabilities	(1.8)	(26,599,849)
Net Assets	100.0%	$ 1,492,901,564

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of October 31, 2025.
(c)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(d)	Issue in default.
(e)	Issue in non-accrual status.
(f)	Illiquid security—As of October 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $3,904,661, which represented 0.3% of the Fund’s net assets. (Unaudited)
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Non-income producing security.
(i)	Less than $1.
(j)	Interest rate shown represents yield to maturity.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Portfolio of Investments October 31, 2025†^ (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI MacKay High Yield Corporate Bond Fund Class I	$ 6,782	$ —	$ —	$ —	$ (7)	$ 6,775	$ 423	$ —	1,299

Abbreviation(s):
CLO—Collateralized Loan Obligation
SARL—Société À Responsabilité Limitée
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 37,661,824	$ —	$ 37,661,824
Corporate Bonds	—	141,675,633	—	141,675,633
Loan Assignments	—	1,254,545,803	1,362,716	1,255,908,519
Total Long-Term Bonds	—	1,433,883,260	1,362,716	1,435,245,976
Affiliated Investment Company
Fixed Income Fund	6,775,145	—	—	6,775,145
Common Stocks	702,584	—	2,541,945	3,244,529
Warrants (b)	—	—	0	0
Short-Term Investments
U.S. Treasury Debt	—	74,235,763	—	74,235,763
Total Investments in Securities	$ 7,477,729	$ 1,508,119,023	$ 3,904,661	$ 1,519,501,413

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	Less than $1.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI Floating Rate Fund

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $1,536,569,737)	$1,512,726,268
Investment in affiliated investment companies, at value (identified cost $7,308,299)	6,775,145
Cash	6,463,838
Unrealized appreciation on unfunded commitments (See Note 5)	17,548
Receivables:
Investment securities sold	17,349,747
Interest	7,077,208
Fund shares sold	1,734,975
Other assets	81,618
Total assets	1,552,226,347
Liabilities
Payables:
Investment securities purchased	53,160,079
Fund shares redeemed	3,964,740
Manager (See Note 3)	742,725
Transfer agent (See Note 3)	177,215
NYLIFE Distributors (See Note 3)	170,535
Professional fees	9,482
Custodian	4,747
Trustees	2,499
Shareholder communication	1,520
Accrued expenses	11,798
Distributions payable	1,079,443
Total liabilities	59,324,783
Net assets	$1,492,901,564
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$170,889
Additional paid-in-capital	1,720,962,498
1,721,133,387
Total distributable earnings (loss)	(228,231,823)
Net assets	$1,492,901,564
Class A
Net assets applicable to outstanding shares	$646,223,866
Shares of beneficial interest outstanding	73,979,631
Net asset value per share outstanding	$8.74
Maximum sales charge (3.00% of offering price)	0.27
Maximum offering price per share outstanding	$9.01
Investor Class
Net assets applicable to outstanding shares	$15,045,808
Shares of beneficial interest outstanding	1,722,505
Net asset value per share outstanding(a)	$8.74
Maximum sales charge (2.50% of offering price)	0.22
Maximum offering price per share outstanding	$8.96
Class C
Net assets applicable to outstanding shares	$33,309,864
Shares of beneficial interest outstanding	3,812,116
Net asset value and offering price per share outstanding	$8.74
Class I
Net assets applicable to outstanding shares	$558,804,258
Shares of beneficial interest outstanding	63,963,723
Net asset value and offering price per share outstanding	$8.74
Class R6
Net assets applicable to outstanding shares	$238,908,760
Shares of beneficial interest outstanding	27,341,339
Net asset value and offering price per share outstanding	$8.74
SIMPLE Class
Net assets applicable to outstanding shares	$609,008
Shares of beneficial interest outstanding	69,702
Net asset value and offering price per share outstanding	$8.74

(a)	The difference between the calculated and stated NAV was caused by rounding.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Interest	$123,032,973
Dividends-affiliated	422,963
Total income	123,455,936
Expenses
Manager (See Note 3)	9,152,495
Distribution/Service—Class A (See Note 3)	1,755,913
Distribution/Service—Investor Class (See Note 3)	39,981
Distribution/Service—Class C (See Note 3)	366,784
Distribution/Service—SIMPLE Class (See Note 3)	2,385
Transfer agent (See Note 3)	1,079,526
Professional fees	222,775
Registration	145,176
Shareholder communication	95,608
Custodian	55,725
Trustees	39,810
Miscellaneous	76,918
Total expenses	13,033,096
Net investment income (loss)	110,422,840
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	(23,198,242)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(5,397,629)
Affiliated investments	(7,015)
Unfunded commitments	17,765
Net change in unrealized appreciation (depreciation)	(5,386,879)
Net realized and unrealized gain (loss)	(28,585,121)
Net increase (decrease) in net assets resulting from operations	$81,837,719
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI Floating Rate Fund

Statements of Changes in Net Assets
for the years ended October 31, 2025 and October 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$110,422,840	$134,433,773
Net realized gain (loss)	(23,198,242)	(16,783,888)
Net change in unrealized appreciation (depreciation)	(5,386,879)	38,853,822
Net increase (decrease) in net assets resulting from operations	81,837,719	156,503,707
Distributions to shareholders:
Class A	(48,808,493)	(55,042,133)
Investor Class	(1,087,741)	(1,427,334)
Class B(a)	—	(7,859)
Class C	(2,218,568)	(3,128,349)
Class I	(42,869,444)	(55,443,477)
Class R3(b)	—	(26,813)
Class R6	(14,257,788)	(17,573,595)
SIMPLE Class	(31,861)	(20,744)
Total distributions to shareholders	(109,273,895)	(132,670,304)
Capital share transactions:
Net proceeds from sales of shares	493,479,566	441,666,022
Net asset value of shares issued to shareholders in reinvestment of distributions	95,608,757	114,751,678
Cost of shares redeemed	(617,828,934)	(670,733,852)
Increase (decrease) in net assets derived from capital share transactions	(28,740,611)	(114,316,152)
Net increase (decrease) in net assets	(56,176,787)	(90,482,749)
Net Assets
Beginning of year	1,549,078,351	1,639,561,100
End of year	$1,492,901,564	$1,549,078,351

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 20, 2024.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
29

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2025	2024	2023	2022	2021
Net asset value at beginning of year	$8.88	$8.75	$8.55	$9.13	$8.84
Net investment income (loss) (a)	0.62	0.73	0.69	0.34	0.25
Net realized and unrealized gain (loss)	(0.15)	0.13	0.19	(0.59)	0.28
Total from investment operations	0.47	0.86	0.88	(0.25)	0.53
Less distributions:
From net investment income	(0.61)	(0.73)	(0.68)	(0.33)	(0.24)
Net asset value at end of year	$8.74	$8.88	$8.75	$8.55	$9.13
Total investment return (b)	5.49%	10.11%	10.61%	(2.77)%	6.05%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	7.02%	8.28%	7.85%	3.82%	2.78%
Net expenses (c)	0.96%	0.96%	0.97%	0.99%	1.02%
Portfolio turnover rate	36%	26%	11%	27%	22%
Net assets at end of year (in 000’s)	$646,224	$710,196	$617,220	$513,558	$397,101

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Investor Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$8.88	$8.75	$8.55	$9.13	$8.84
Net investment income (loss) (a)	0.61	0.72	0.67	0.32	0.24
Net realized and unrealized gain (loss)	(0.15)	0.12	0.20	(0.58)	0.28
Total from investment operations	0.46	0.84	0.87	(0.26)	0.52
Less distributions:
From net investment income	(0.60)	(0.71)	(0.67)	(0.32)	(0.23)
Net asset value at end of year	$8.74	$8.88	$8.75	$8.55	$9.13
Total investment return (b)	5.33%	9.95%	10.47%	(2.85)%	5.96%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.88%	8.16%	7.72%	3.64%	2.67%
Net expenses (c)	1.11%	1.10%	1.10%	1.07%	1.12%
Portfolio turnover rate	36%	26%	11%	27%	22%
Net assets at end of year (in 000's)	$15,046	$16,742	$18,016	$17,820	$19,314

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	NYLI Floating Rate Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2025	2024	2023	2022	2021
Net asset value at beginning of year	$8.88	$8.75	$8.55	$9.13	$8.84
Net investment income (loss) (a)	0.54	0.66	0.61	0.26	0.17
Net realized and unrealized gain (loss)	(0.15)	0.12	0.19	(0.58)	0.28
Total from investment operations	0.39	0.78	0.80	(0.32)	0.45
Less distributions:
From net investment income	(0.53)	(0.65)	(0.60)	(0.26)	(0.16)
Net asset value at end of year	$8.74	$8.88	$8.75	$8.55	$9.13
Total investment return (b)	4.54%	9.14%	9.65%	(3.58)%	5.17%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.13%	7.41%	6.94%	2.92%	1.91%
Net expenses (c)	1.86%	1.85%	1.85%	1.82%	1.88%
Portfolio turnover rate	36%	26%	11%	27%	22%
Net assets at end of year (in 000’s)	$33,310	$39,729	$46,482	$56,706	$52,522

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Class I	2025	2024	2023	2022	2021
Net asset value at beginning of year	$8.88	$8.75	$8.55	$9.13	$8.84
Net investment income (loss) (a)	0.64	0.76	0.70	0.35	0.28
Net realized and unrealized gain (loss)	(0.15)	0.12	0.20	(0.58)	0.27
Total from investment operations	0.49	0.88	0.90	(0.23)	0.55
Less distributions:
From net investment income	(0.63)	(0.75)	(0.70)	(0.35)	(0.26)
Net asset value at end of year	$8.74	$8.88	$8.75	$8.55	$9.13
Total investment return (b)	5.75%	10.38%	10.89%	(2.53)%	6.31%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	7.27%	8.55%	8.01%	3.98%	3.04%
Net expenses (c)	0.71%	0.71%	0.73%	0.74%	0.77%
Portfolio turnover rate	36%	26%	11%	27%	22%
Net assets at end of year (in 000’s)	$558,804	$581,784	$743,846	$1,287,716	$1,186,421

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
31

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class R6	2025	2024	2023	2022	2021
Net asset value at beginning of year	$8.89	$8.76	$8.55	$9.13	$8.84
Net investment income (loss) (a)	0.65	0.76	0.71	0.36	0.30
Net realized and unrealized gain (loss)	(0.16)	0.12	0.21	(0.58)	0.27
Total from investment operations	0.49	0.88	0.92	(0.22)	0.57
Less distributions:
From net investment income	(0.64)	(0.75)	(0.71)	(0.36)	(0.28)
Net asset value at end of year	$8.74	$8.89	$8.76	$8.55	$9.13
Total investment return (b)	5.70%	10.46%	11.10%	(2.42)%	6.47%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	7.34%	8.62%	8.11%	4.07%	3.24%
Net expenses (c)	0.64%	0.64%	0.64%	0.63%	0.62%
Portfolio turnover rate	36%	26%	11%	27%	22%
Net assets at end of year (in 000’s)	$238,909	$200,197	$212,357	$332,082	$366,720

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
SIMPLE Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$8.88	$8.75	$8.55	$9.13	$8.84
Net investment income (loss) (a)	0.59	0.71	0.68	0.30	0.22
Net realized and unrealized gain (loss)	(0.14)	0.12	0.18	(0.58)	0.28
Total from investment operations	0.45	0.83	0.86	(0.28)	0.50
Less distributions:
From net investment income	(0.59)	(0.70)	(0.66)	(0.30)	(0.21)
Net asset value at end of year	$8.74	$8.88	$8.75	$8.55	$9.13
Total investment return (b)	5.22%	9.81%	10.33%	(3.09)%	5.67%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.76%	7.96%	7.82%	3.41%	2.42%
Net expenses (c)	1.20%	1.23%	1.20%	1.32%	1.38%
Portfolio turnover rate	36%	26%	11%	27%	22%
Net assets at end of year (in 000’s)	$609	$429	$142	$26	$27

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
32	NYLI Floating Rate Fund

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI Floating Rate Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	May 3, 2004
Investor Class	February 28, 2008
Class C	May 3, 2004
Class I	May 3, 2004
Class R6	February 28, 2019
SIMPLE Class	August 31, 2020
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge ("CDSC") of 1.00% may be imposed on certain redemptions of Class A and Investor Class shares made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on redemptions of such shares made within one year of the date of purchase of Class C shares. Investments in Class C shares are subject to a purchase maximum of $250,000. Class I, Class R6 and SIMPLE Class shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than
Class A, Investor Class and SIMPLE Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek high current income.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation

33

Notes to Financial Statements (continued)
committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which

34	NYLI Floating Rate Fund

there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Trust's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Fund's procedures described above. The liquidity of the Fund's investments was determined as of October 31, 2025, and can change at any time.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more
35

Notes to Financial Statements (continued)
likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and pays distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source. Premiums and discount on purchased securities other than bank loans, are accreted and amortized, respectively on the effective interest rate method. Premiums and discounts on purchased bank loan securities are accreted and amortized, respectively, on the straight line method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Income from payment-in-kind securities is accreted daily based on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in ETFs and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETFs and mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of ETFs and mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Loan Assignments, Participations and Commitments.  The Fund may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Fund records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Fund may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Fund purchases an assignment from a lender, the Fund will generally have direct contractual rights against the borrower in favor of the lender. If the Fund purchases a participation interest either from a lender or a participant, the Fund typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Fund is subject to the credit risk of the lender or participant who sold the participation interest to the Fund, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(H) Rights and Warrants.  Rights are certificates that permit the holder to purchase a certain number of shares, or a fractional share, of a new stock from the issuer at a specific price. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. These investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.

36	NYLI Floating Rate Fund

Prices of these investments do not necessarily move in tandem with the prices of the underlying securities.
There is risk involved in the purchase of rights and warrants in that these investments are speculative investments. The Fund could also lose the entire value of its investment in warrants if such warrants are not exercised by the date of its expiration. The Fund is exposed to risk until the sale or exercise of each right or warrant is completed.
(I) Loan Risk. The Fund may invest in loans which are usually rated below investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These investments pay investors a higher interest rate than investment grade debt securities because of the increased risk of loss. Although certain loans are collateralized, there is no guarantee that the value of the collateral will be sufficient to repay the loan. In a recession or serious credit event, the value of these investments could decline significantly. As a result of these and other events, the Fund's NAVs could go down and you could lose money.
In addition, loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Fund may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, loans may not be deemed to be securities. As a result, the Fund may not have the protection of the anti-fraud provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
(J) Foreign Securities Risk.  The Fund may invest in foreign securities, which carry certain risks in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(K) Debt Securities Risk.  The Fund's investments may include securities such as variable rate notes, floaters and mortgage-related and asset-backed securities. If expectations about changes in interest rates or assessments of an issuer's credit worthiness or market conditions are incorrect, investments in these types of securities could lose money for the Fund.
(L) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. NYL Investors LLC ("NYL Investors" or "Subadvisor"), a registered investment adviser and a direct, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and NYL Investors, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.60% up to $1 billion; 0.575% from $1 billion to $3 billion; and 0.565% in excess of $3 billion. During the year ended October 31, 2025, the effective management fee rate was 0.59% of the Fund’s average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses)
37

Notes to Financial Statements (continued)
for Class A shares do not exceed 1.05% of the Fund’s average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes of the Fund, except for Class R6 shares. New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Class R6 fees and expenses do not exceed those of Class I. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2025, New York Life Investments earned fees from the Fund in the amount of $9,152,495 and paid the Subadvisor in the amount of $4,576,247.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the SIMPLE Class Plan, SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I  and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2025, were $46,173 and $1,034, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Investor Class and Class C shares during the year ended October 31, 2025, of $231,545, $1,272 and $8,499, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$515,708	$—
Investor Class	35,888	—
Class C	82,310	—
Class I	437,425	—
Class R6	7,853	—
SIMPLE Class	342	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.

38	NYLI Floating Rate Fund

(F) Capital. As of October 31, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class R6	$34,760	0.0%‡
SIMPLE Class	32,646	5.4

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of October 31, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,544,187,001	$9,098,082	$(33,783,670)	$(24,685,588)
As of October 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$5,983,042	$(208,331,284)	$(1,215,541)	$(24,668,040)	$(228,231,823)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to other temporary difference related to dividends payable.
The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of October 31, 2025 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$42,532	$(42,532)
The reclassifications for the Fund are primarily due to non deductible expenses.
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $208,331,284, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$28,543	$179,788
During the years ended October 31, 2025 and October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$109,273,895	$132,670,304
Note 5–Commitments and Contingencies
As of October 31, 2025, the Fund had unfunded commitments pursuant to the following loan agreements:
Borrower	Unfunded Commitments	Unrealized Appreciation/ (Depreciation)
American Rock Salt Co. LLC, First Lien First Out Delayed Draw Term Loan TBD, due 6/9/28	$563,865	$(6,174)
Clydesdale Acquisition Holdings, Inc., First Lien 2025 Incremental Delayed Commitment Draw Term Loan B TBD, due 4/1/32	67,821	(178)
GC Ferry Acquisition I, Inc., First Lien Delayed Draw Term Loan TBD, due 8/16/32	435,750	(1,750)
GrafTech Global Enterprises, Inc., First Lien Delayed Draw Term Loan TBD, due 12/21/29	1,854,172	27,402
Kaman Corp., First Lien Delayed Term Loan TBD, (3 Month SOFR + 2.50%), due 2/26/32	156,115	448
Pinnacle Buyer LLC, First Lien Delayed Draw Commitment Term Loan B TBD, due 10/1/32	141,658	529
Raven Acquisition Holdings LLC, First Lien 2024 Delayed Draw Term Loan TBD, due 11/19/31	159,901	700
SWF Holdings I Corp., First Lien Delayed Draw Term Loan TBD, due 12/19/29	853,714	(3,429)
Total	$4,232,996	$17,548
Commitments are available until maturity date.
39

Notes to Financial Statements (continued)
Note 6–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 7–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 8–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 9–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2025, purchases and sales of securities, other than short-term securities, were $545,917 and $550,515, respectively.
Note 10–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2025 and October 31, 2024, were as follows:
Class A	Shares	Amount
Year ended October 31, 2025:
Shares sold	19,398,571	$170,997,340
Shares issued to shareholders in reinvestment of distributions	5,108,999	44,988,783
Shares redeemed	(30,820,586)	(270,828,050)
Net increase (decrease) in shares outstanding before conversion	(6,313,016)	(54,841,927)
Shares converted into Class A (See Note 1)	357,075	3,148,010
Shares converted from Class A (See Note 1)	(25,213)	(222,396)
Net increase (decrease)	(5,981,154)	$(51,916,313)
Year ended October 31, 2024:
Shares sold	23,239,787	$205,983,843
Shares issued to shareholders in reinvestment of distributions	5,743,202	50,936,998
Shares redeemed	(20,119,838)	(178,353,333)
Net increase (decrease) in shares outstanding before conversion	8,863,151	78,567,508
Shares converted into Class A (See Note 1)	606,608	5,383,587
Shares converted from Class A (See Note 1)	(33,539)	(297,760)
Net increase (decrease)	9,436,220	$83,653,335

Investor Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	163,458	$1,438,901
Shares issued to shareholders in reinvestment of distributions	120,611	1,062,092
Shares redeemed	(258,046)	(2,272,207)
Net increase (decrease) in shares outstanding before conversion	26,023	228,786
Shares converted into Investor Class (See Note 1)	40,551	358,027
Shares converted from Investor Class (See Note 1)	(229,056)	(2,017,156)
Net increase (decrease)	(162,482)	$(1,430,343)
Year ended October 31, 2024:
Shares sold	285,280	$2,525,502
Shares issued to shareholders in reinvestment of distributions	156,831	1,390,847
Shares redeemed	(237,141)	(2,102,345)
Net increase (decrease) in shares outstanding before conversion	204,970	1,814,004
Shares converted into Investor Class (See Note 1)	62,405	552,627
Shares converted from Investor Class (See Note 1)	(440,744)	(3,912,819)
Net increase (decrease)	(173,369)	$(1,546,188)

40	NYLI Floating Rate Fund

Class B(a)	Shares	Amount
Year ended October 31, 2024:
Shares sold	1,921	$16,930
Shares issued to shareholders in reinvestment of distributions	655	5,801
Shares redeemed	(11,822)	(104,715)
Net increase (decrease) in shares outstanding before conversion	(9,246)	(81,984)
Shares converted from Class B (See Note 1)	(38,133)	(338,038)
Net increase (decrease)	(47,379)	$(420,022)

Class C	Shares	Amount
Year ended October 31, 2025:
Shares sold	633,478	$5,595,542
Shares issued to shareholders in reinvestment of distributions	238,511	2,101,154
Shares redeemed	(1,379,853)	(12,144,582)
Net increase (decrease) in shares outstanding before conversion	(507,864)	(4,447,886)
Shares converted from Class C (See Note 1)	(151,578)	(1,339,832)
Net increase (decrease)	(659,442)	$(5,787,718)
Year ended October 31, 2024:
Shares sold	640,232	$5,680,170
Shares issued to shareholders in reinvestment of distributions	337,735	2,996,200
Shares redeemed	(1,623,663)	(14,399,594)
Net increase (decrease) in shares outstanding before conversion	(645,696)	(5,723,224)
Shares converted from Class C (See Note 1)	(192,018)	(1,703,353)
Net increase (decrease)	(837,714)	$(7,426,577)

Class I	Shares	Amount
Year ended October 31, 2025:
Shares sold	28,056,418	$247,738,092
Shares issued to shareholders in reinvestment of distributions	3,767,560	33,168,813
Shares redeemed	(33,366,662)	(292,829,686)
Net increase (decrease) in shares outstanding before conversion	(1,542,684)	(11,922,781)
Shares converted into Class I (See Note 1)	32,674	288,117
Shares converted from Class I (See Note 1)	(18,774)	(165,278)
Net increase (decrease)	(1,528,784)	$(11,799,942)
Year ended October 31, 2024:
Shares sold	23,042,791	$204,362,563
Shares issued to shareholders in reinvestment of distributions	4,715,474	41,817,555
Shares redeemed	(47,281,028)	(418,980,764)
Net increase (decrease) in shares outstanding before conversion	(19,522,763)	(172,800,646)
Shares converted into Class I (See Note 1)	44,043	391,005
Shares converted from Class I (See Note 1)	(7,926)	(70,164)
Net increase (decrease)	(19,486,646)	$(172,479,805)

Class R3(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	6,203	$54,800
Shares issued to shareholders in reinvestment of distributions	1,225	10,840
Shares redeemed	(131,146)	(1,164,460)
Net increase (decrease)	(123,718)	$(1,098,820)

Class R6	Shares	Amount
Year ended October 31, 2025:
Shares sold	7,706,052	$67,461,735
Shares issued to shareholders in reinvestment of distributions	1,618,604	14,256,156
Shares redeemed	(4,508,072)	(39,661,346)
Net increase (decrease) in shares outstanding before conversion	4,816,584	42,056,545
Shares converted from Class R6 (See Note 1)	(5,620)	(49,492)
Net increase (decrease)	4,810,964	$42,007,053
Year ended October 31, 2024:
Shares sold	2,569,072	$22,778,810
Shares issued to shareholders in reinvestment of distributions	1,980,341	17,572,693
Shares redeemed	(6,272,564)	(55,628,641)
Net increase (decrease) in shares outstanding before conversion	(1,723,151)	(15,277,138)
Shares converted from Class R6 (See Note 1)	(572)	(5,085)
Net increase (decrease)	(1,723,723)	$(15,282,223)

41

Notes to Financial Statements (continued)
SIMPLE Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	28,238	$247,956
Shares issued to shareholders in reinvestment of distributions	3,607	31,759
Shares redeemed	(10,480)	(93,063)
Net increase (decrease)	21,365	$186,652
Year ended October 31, 2024:
Shares sold	29,738	$263,404
Shares issued to shareholders in reinvestment of distributions	2,338	20,744
Net increase (decrease)	32,076	$284,148

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 20, 2024.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 11–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.
Note 12–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
42	NYLI Floating Rate Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI Floating Rate Fund (the Fund), one of the funds constituting New York Life Investments Funds Trust, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, transfer agents, agent banks, and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 19, 2025
43

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2025.
44	NYLI Floating Rate Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
45

NYLI MacKay California Muni Fund

Annual Report - Financial Statements and Other Information
October 31, 2025

Portfolio of Investments October 31, 2025†^
	Principal Amount	Value
Municipal Bonds 99.5%
Long-Term Municipal Bonds 97.5%
Certificate of Participation/Lease 0.5%
California Municipal Finance Authority, Palomar Health Obligated Group
Series A, Insured: AG
5.25%, due 11/1/52	$ 6,380,000	$ 6,578,793
Education 5.9%
California Educational Facilities Authority, University of the Pacific, Revenue Bonds
Series A
4.25%, due 11/1/50	2,750,000	2,679,283
California Enterprise Development Authority, Campbell Hall Episcopal Project, Revenue Bonds
Series B
3.50%, due 8/1/40	750,000	719,850
Series A
4.00%, due 8/1/40	3,500,000	3,533,051
California Infrastructure & Economic Development Bank, Harvard-Westlake School, Revenue Bonds
5.00%, due 6/1/39	5,000,000	5,718,002
California Infrastructure & Economic Development Bank, WFCS Portfolio Projects, Revenue Bonds
Series A-1
5.00%, due 1/1/55 (a)	2,540,000	2,203,469
California Municipal Finance Authority, California Baptist University, Revenue Bonds
Series A
5.00%, due 11/1/35 (a)	1,250,000	1,327,277
California Municipal Finance Authority, Charter School, King Chavez Academy, Revenue Bonds (a)
Series A
5.00%, due 5/1/36	1,030,000	1,032,307
Series A
5.00%, due 5/1/46	1,325,000	1,310,017
California Municipal Finance Authority, Claremont Graduate University, Revenue Bonds
Series B
5.00%, due 10/1/54 (a)	1,380,000	1,236,534
	Principal Amount	Value

Education (continued)
California Municipal Finance Authority, University of San Diego, Revenue Bonds
Series A
5.00%, due 10/1/44	$ 3,065,000	$ 3,167,792
Series A
5.00%, due 10/1/49	4,440,000	4,549,461
California Public Finance Authority, California University of Science & Medicine Obligated Group, Revenue Bonds
Series A
6.25%, due 7/1/54 (a)	1,000,000	1,030,874
California School Finance Authority, Aspire Public Schools Obligated Group, Revenue Bonds (a)
5.00%, due 8/1/27	475,000	475,195
5.00%, due 8/1/28	650,000	650,301
5.00%, due 8/1/46	1,695,000	1,660,295
California School Finance Authority, Classical Academies Project, Revenue Bonds (a)
Series A
5.00%, due 10/1/37	1,485,000	1,506,038
Series A
5.00%, due 10/1/50	3,000,000	2,928,478
California School Finance Authority, Grimmway Schools Obligated Group, Revenue Bonds (a)
Series A
4.25%, due 7/1/28	900,000	901,314
Series A
5.00%, due 7/1/46	750,000	729,224
California School Finance Authority, High Tech High Learning Project, Revenue Bonds (a)
Series A
5.00%, due 7/1/37	500,000	503,716
Series A
5.00%, due 7/1/49	500,000	479,941
California School Finance Authority, Partnerships to Uplift Communities, Revenue Bonds
5.50%, due 8/1/47 (a)	525,000	528,315

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Education (continued)
California School Finance Authority, Rex & Margaret Fortune School of Education, Revenue Bonds (a)
Series A
5.00%, due 6/1/54	$ 1,350,000	$ 1,223,138
Series A
5.125%, due 6/1/59	1,500,000	1,367,086
California School Finance Authority, Teach Public Schools, Revenue Bonds (a)
Series A
5.00%, due 6/1/39	740,000	739,419
Series A
5.00%, due 6/1/58	600,000	539,609
California State University, Revenue Bonds
Series A
5.00%, due 11/1/34	2,500,000	3,035,289
Series A
5.00%, due 11/1/35	2,000,000	2,440,259
Series A
5.00%, due 11/1/36	2,000,000	2,409,589
Series A
5.00%, due 11/1/42	2,000,000	2,252,141
California State University, Systemwide, Revenue Bonds
Series A
5.50%, due 11/1/55	11,000,000	12,086,689
University of California, Revenue Bonds
Series Q
4.00%, due 5/15/41	2,765,000	2,801,757
Series BS
5.00%, due 5/15/37	8,150,000	9,485,388
		77,251,098
General 2.1%
California Municipal Finance Authority, Special Tax
Series B
4.00%, due 9/1/43	1,070,000	991,567
Series B
5.125%, due 9/1/55	1,725,000	1,757,202
	Principal Amount	Value

General (continued)
California Statewide Communities Development Authority, Special Assessment
Series A
4.00%, due 9/2/50	$ 1,000,000	$ 863,610
California Statewide Communities Development Authority, Community Facilities District No. 2021-02, Special Tax
5.00%, due 9/1/53	1,000,000	1,019,280
California Statewide Communities Development Authority, Statewide Community Infrastructure Program, Special Assessment
Series D
5.50%, due 9/2/53	1,000,000	1,028,620
City of South San Francisco, Community Facilities District No. 2021-01, Special Tax
5.25%, due 9/1/55	1,500,000	1,558,079
Commonwealth of Puerto Rico
(zero coupon), due 11/1/51	6,349,793	4,294,048
(zero coupon), due 11/1/51	7,020,142	4,168,209
Folsom Ranch Financing Authority, Community Facilities District No. 19, Special Tax
5.00%, due 9/1/39	1,130,000	1,165,998
Mountain View Shoreline Regional Park Community, Tax Allocation
Series A, Insured: AG
5.00%, due 8/1/36	1,645,000	1,727,670
River Islands Public Financing Authority, Community Facilities District No. 2023-1 Improvement Area No. 3, Special Tax
4.75%, due 9/1/45	2,000,000	1,965,265
Riverside County Public Financing Authority, Tax Allocation
Series A, Insured: BAM
5.00%, due 10/1/36	1,955,000	2,301,826
Romoland School District, Community Facilities District No. 2017-1 Improvement Area 2, Special Tax
5.00%, due 9/1/54	1,600,000	1,632,972

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay California Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General (continued)
Southern California Logistics Airport Authority, Tax Allocation, Junior Lien (b)
Series A, Insured: AG
5.00%, due 12/1/41	$ 1,200,000	$ 1,334,921
Series A, Insured: AG
5.00%, due 12/1/42	1,150,000	1,268,827
Tracy Community Facilities District, Community Facilities District No. 2016-01 Improvement Area No. 2, Special Tax
5.75%, due 9/1/48	1,000,000	1,064,269
		28,142,363
General Obligation 26.6%
Alhambra Unified School District, Unlimited General Obligation
Series B
5.25%, due 8/1/48	3,000,000	3,224,255
Alum Rock Union Elementary School District, Unlimited General Obligation
Series B, Insured: BAM
5.00%, due 8/1/26	3,095,000	3,151,877
Series B, Insured: BAM
5.00%, due 8/1/27	3,575,000	3,734,174
Series B, Insured: BAM
5.00%, due 8/1/28	2,360,000	2,521,248
Series B, Insured: BAM
5.00%, due 8/1/31	2,240,000	2,551,208
Series A, Insured: BAM
5.00%, due 8/1/38	1,220,000	1,413,887
Anaheim Union High School District, Election of 2024, Unlimited General Obligation
Series A
5.00%, due 8/1/36	2,075,000	2,429,406
Carlsbad Unified School District, Election of 2018, Unlimited General Obligation
Series B
3.00%, due 8/1/46	1,000,000	804,687
Chaffey Community College District, Election of 2018, Unlimited General Obligation
Series B-1
5.50%, due 6/1/49	7,000,000	7,822,293
	Principal Amount	Value

General Obligation (continued)
City of Berkeley, Unlimited General Obligation
2.00%, due 9/1/39	$ 1,560,000	$ 1,196,894
2.00%, due 9/1/40	1,590,000	1,179,875
Clovis Unified School District, Election of 2020, Unlimited General Obligation
Series B
5.25%, due 8/1/41	1,100,000	1,189,332
Series B
5.25%, due 8/1/42	1,000,000	1,074,269
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	4,518,200	2,891,648
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/33	10,000,000	9,892,972
Series A-1
4.00%, due 7/1/35	3,350,000	3,293,541
Series A-1
5.625%, due 7/1/27	8,000,000	8,226,171
Series A-1
5.625%, due 7/1/29	2,000,000	2,136,641
Series A-1
5.75%, due 7/1/31	1,800,000	1,996,936
Cupertino Union School District, Election of 2024, Unlimited General Obligation
Series A
5.75%, due 8/1/41	1,260,000	1,507,063
Series A
5.75%, due 8/1/45	1,165,000	1,346,716
Series A
5.75%, due 8/1/50	1,500,000	1,704,697
Denair Unified School District, Election of 2007, Unlimited General Obligation
Insured: AG
(zero coupon), due 8/1/41	4,260,000	2,131,143
Desert Community College District, Unlimited General Obligation
4.00%, due 8/1/43	2,000,000	2,006,929
El Monte Union High School District, Election of 2018, Unlimited General Obligation
Series D
5.25%, due 6/1/44	350,000	385,896
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
El Monte Union High School District, Election of 2018, Unlimited General Obligation (continued)
Series D
5.25%, due 6/1/45	$ 500,000	$ 549,004
Elk Grove Unified School District, Unlimited General Obligation
2.00%, due 8/1/40	3,690,000	2,737,957
Fremont Unified School District, Unlimited General Obligation
Series D
2.00%, due 8/1/35	3,500,000	3,024,081
Fullerton Joint Union High School District, Election of 2024, Unlimited General Obligation
Series A
4.00%, due 8/1/43	3,830,000	3,853,186
Glendale Community College District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 8/1/47	4,500,000	3,488,178
Grossmont Healthcare District, Unlimited General Obligation
Series F
5.00%, due 7/15/26	895,000	910,680
Series F
5.00%, due 7/15/27	875,000	912,183
Hayward Unified School District, Election of 2024, Unlimited General Obligation
Series A, Insured: AG
5.00%, due 8/1/41	845,000	932,817
Series A, Insured: AG
5.00%, due 8/1/43	1,100,000	1,193,602
Inglewood Unified School District, Election of 2020, Unlimited General Obligation
Series B
5.00%, due 8/1/34	1,000,000	1,164,307
Series B
5.00%, due 8/1/35	1,000,000	1,169,975
Series B
5.50%, due 8/1/39	2,300,000	2,726,793
	Principal Amount	Value

General Obligation (continued)
Kern Community College District, Election of 2016, Unlimited General Obligation
Series C
3.00%, due 8/1/46	$ 5,000,000	$ 4,023,435
Series D
5.25%, due 8/1/33	1,000,000	1,187,865
Series D
5.25%, due 8/1/34	700,000	826,759
Series D
5.25%, due 8/1/38	2,000,000	2,275,770
Series D
5.25%, due 8/1/39	1,400,000	1,581,753
Series D
5.25%, due 8/1/40	2,200,000	2,459,390
Long Beach Community College District, Unlimited General Obligation
Series E
5.00%, due 8/1/42	1,000,000	1,126,009
Series E
5.00%, due 8/1/43	2,000,000	2,227,101
Series E
5.00%, due 8/1/45	1,250,000	1,369,292
Long Beach Unified School District, Unlimited General Obligation
Series C
4.00%, due 8/1/50	12,550,000	12,201,261
Los Angeles Unified School District, Unlimited General Obligation
Series A
5.00%, due 7/1/26	4,500,000	4,581,769
Series QRR
5.25%, due 7/1/40	3,500,000	4,031,745
Series QRR
5.25%, due 7/1/47	7,500,000	8,075,279
Series QRR
5.25%, due 7/1/49	7,500,000	8,154,427
Los Banos Unified School District, Election of 2018, Unlimited General Obligation
5.25%, due 8/1/49	2,500,000	2,687,716
Mt. San Antonio Community College District, Election of 2024, Unlimited General Obligation
Series A
5.00%, due 8/1/44	2,000,000	2,201,882

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay California Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
Mt. San Antonio Community College District, Election of 2024, Unlimited General Obligation (continued)
Series A
5.00%, due 8/1/46	$ 1,000,000	$ 1,089,141
Series A
5.25%, due 8/1/55	2,500,000	2,718,109
Needles Unified School District, Capital Appreciation, Election of 2008, Unlimited General Obligation
Series B, Insured: AG
(zero coupon), due 8/1/45 (c)	1,250,000	1,109,398
Oakland Unified School District, Alameda County, Unlimited General Obligation
Series A, Insured: AG
5.25%, due 8/1/39	4,470,000	5,086,999
Series A, Insured: AG
5.25%, due 8/1/40	1,600,000	1,810,772
Series A, Insured: AG
5.25%, due 8/1/43	3,000,000	3,301,086
Ocean View School District of Orange County, Unlimited General Obligation
Series C, Insured: AG
3.00%, due 8/1/47	3,040,000	2,422,368
Ojai Unified School District, Unlimited General Obligation
Series B, Insured: AG
5.25%, due 8/1/48	1,100,000	1,183,464
Series B, Insured: AG
5.50%, due 8/1/53	1,750,000	1,896,641
Pajaro Valley Health Care District, Unlimited General Obligation
Series A
5.00%, due 9/1/46	1,000,000	1,014,093
Series A
5.00%, due 9/1/54	7,960,000	7,861,797
Palomar Community College District, Election of 2006, Unlimited General Obligation
Series B
6.20%, due 8/1/39 (c)	2,000,000	2,517,674
	Principal Amount	Value

General Obligation (continued)
Patterson Joint Unified School District, Election of 2022, Unlimited General Obligation
Series B, Insured: BAM
5.00%, due 8/1/45	$ 640,000	$ 694,884
Series B, Insured: BAM
5.00%, due 8/1/46	740,000	799,468
Peralta Community College District, Unlimited General Obligation
5.00%, due 8/1/27	1,380,000	1,445,556
5.00%, due 8/1/28	1,125,000	1,209,632
5.00%, due 8/1/29	1,925,000	2,122,562
Series B
5.50%, due 8/1/52	2,000,000	2,165,639
Sacramento City Unified School District, Election of 2002, Unlimited General Obligation
Insured: AG
(zero coupon), due 7/1/32	6,625,000	5,546,194
Sacramento City Unified School District, Election of 2020, Unlimited General Obligation
Series C, Insured: AG
5.00%, due 8/1/37	1,995,000	2,346,316
Series C, Insured: AG
5.00%, due 8/1/38	2,690,000	3,129,480
Series C, Insured: AG
5.00%, due 8/1/39	3,445,000	3,965,941
Series A, Insured: BAM
5.00%, due 8/1/40	1,960,000	2,102,710
Series C, Insured: AG
5.00%, due 8/1/40	2,260,000	2,572,109
Series A, Insured: BAM
5.50%, due 8/1/52	4,500,000	4,735,286
Sacramento City Unified School District, Election of 2024, Unlimited General Obligation
Series A, Insured: AG
5.00%, due 8/1/39	2,425,000	2,791,700
Series A, Insured: AG
5.00%, due 8/1/40	1,000,000	1,138,102
Series A, Insured: AG
5.00%, due 8/1/41	2,000,000	2,251,663
Series A, Insured: AG
5.00%, due 8/1/42	4,535,000	5,043,745
Series A, Insured: AG
5.00%, due 8/1/43	2,720,000	2,991,729
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
Sacramento City Unified School District, Election of 2024, Unlimited General Obligation (continued)
Series A, Insured: AG
5.00%, due 8/1/44	$ 3,100,000	$ 3,372,763
San Diego Unified School District, Unlimited General Obligation
Series R-2
(zero coupon), due 7/1/41 (c)	4,360,000	4,593,880
San Diego Unified School District, Election of 2012, Unlimited General Obligation
Series B-4
5.00%, due 7/1/40	205,000	231,733
San Diego Unified School District, Election of 2018, Unlimited General Obligation
Series F-2
5.00%, due 7/1/40	3,020,000	3,367,473
San Diego Unified School District, Election of 2022, Unlimited General Obligation
Series C-3
5.00%, due 7/1/46	3,000,000	3,270,606
San Francisco Bay Area Rapid Transit District, Election of 2016, Unlimited General Obligation
Series E-1
5.00%, due 8/1/35	4,630,000	5,640,124
Series E-1
5.00%, due 8/1/36	2,850,000	3,439,523
Series E-1
5.00%, due 8/1/41	2,550,000	2,917,371
Series D-1
5.25%, due 8/1/47	5,750,000	6,131,434
San Jose Evergreen Community College District, Election of 2016, Unlimited General Obligation
Series C
5.00%, due 9/1/39	3,000,000	3,371,610
San Juan Unified School District, Election of 2016, Unlimited General Obligation
5.00%, due 8/1/36	1,500,000	1,655,094
5.00%, due 8/1/38	1,800,000	1,964,051
	Principal Amount	Value

General Obligation (continued)
San Leandro Unified School District, Election of 2020, Unlimited General Obligation
Series B
5.25%, due 8/1/48	$ 8,675,000	$ 9,245,449
San Mateo Foster City School District, Unlimited General Obligation
Series B
4.00%, due 8/1/48	5,500,000	5,486,895
Series B
5.00%, due 8/1/40	1,000,000	1,114,973
Series B
5.00%, due 8/1/41	1,150,000	1,272,561
San Mateo Union High School District, Election of 2020, Unlimited General Obligation
Series D
5.00%, due 9/1/41	2,000,000	2,236,926
Series D
5.00%, due 9/1/42	2,000,000	2,217,548
Series D
5.00%, due 9/1/43	2,100,000	2,303,871
Santa Barbara Community College District, Election of 2024, Unlimited General Obligation
Series A
6.00%, due 8/1/41	1,200,000	1,466,739
Series A
6.00%, due 8/1/55	5,000,000	5,847,886
Santa Barbara Unified School District, Election of 2010, Unlimited General Obligation
Series A
7.00%, due 8/1/36 (c)	1,000,000	1,310,506
Savanna School District, Election of 2008, Unlimited General Obligation
Series B, Insured: AG
(zero coupon), due 2/1/52 (c)	3,080,000	2,633,580
Shasta Union High School District, Unlimited General Obligation
(zero coupon), due 2/1/29	1,000,000	920,268
State Center Community College District, Unlimited General Obligation
Series C
5.00%, due 8/1/47	4,750,000	5,063,824

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay California Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
State of California, Unlimited General Obligation
5.00%, due 8/1/37	$ 2,180,000	$ 2,531,361
5.50%, due 8/1/49	4,000,000	4,452,154
5.50%, due 8/1/54	250,000	276,037
7.30%, due 10/1/39	1,500,000	1,763,048
State of California, Various Purpose, Unlimited General Obligation
4.00%, due 10/1/36	1,000,000	1,046,833
4.00%, due 10/1/37	4,445,000	4,622,870
4.00%, due 10/1/39	3,500,000	3,567,151
Stockton Unified School District, Unlimited General Obligation
Insured: BAM
5.00%, due 8/1/27	510,000	533,511
Stockton Unified School District, Election of 2022, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 8/1/33	1,550,000	1,844,865
Series A, Insured: BAM
5.00%, due 8/1/36	1,405,000	1,683,572
Ukiah Unified School District, Election of 2020, Unlimited General Obligation
Series B, Insured: AG
5.50%, due 8/1/53	2,500,000	2,707,039
Washington Township Health Care District, Unlimited General Obligation
Series B
5.25%, due 8/1/36	500,000	580,313
Series B
5.25%, due 8/1/40	880,000	997,369
Series B
5.25%, due 8/1/48	500,000	545,562
Series B
5.50%, due 8/1/53	2,000,000	2,193,890
West Contra Costa Unified School District, Unlimited General Obligation
Series D, Insured: NATL-RE
(zero coupon), due 8/1/26	2,850,000	2,788,075
Series A
5.00%, due 8/1/30	3,900,000	4,362,205
		348,124,775
	Principal Amount	Value

Hospital 5.4%
California Health Facilities Financing Authority, Adventist Health System, Revenue Bonds
Series A
4.00%, due 3/1/33	$ 3,780,000	$ 3,780,647
Series A
5.00%, due 12/1/35	2,150,000	2,435,794
Series A
5.25%, due 12/1/41	850,000	916,134
Series A
5.25%, due 12/1/43	1,805,000	1,911,335
California Health Facilities Financing Authority, Cedars-Sinai Health System, Revenue Bonds
Series A
4.00%, due 8/15/40	5,000,000	5,039,899
California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Revenue Bonds
Series B
4.00%, due 8/15/36	8,980,000	9,004,132
California Health Facilities Financing Authority, CommonSpirit Health, Revenue Bonds
Series A
5.00%, due 12/1/54	1,000,000	1,041,552
California Health Facilities Financing Authority, Scripps Health System, Revenue Bonds
Series A
5.00%, due 11/15/37	5,550,000	6,361,655
California Infrastructure & Economic Development Bank, Adventist Health Energy Projects, Revenue Bonds
Series A
5.25%, due 7/1/54	9,000,000	9,192,648
California Infrastructure & Economic Development Bank, PIH Health Energy Projects, Revenue Bonds
Series B
5.889%, due 12/1/45 (a)	4,500,000	4,552,314
California Infrastructure & Economic Development Bank, Roseville Sustainable Energy Partner LLC, Revenue Bonds
Series A
5.00%, due 7/1/38	1,785,000	1,951,122
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Hospital (continued)
California Infrastructure & Economic Development Bank, Roseville Sustainable Energy Partner LLC, Revenue Bonds (continued)
Series A
5.00%, due 7/1/39	$ 9,040,000	$ 9,782,246
California Municipal Finance Authority, Community Health Centers of The Central Coast, Inc., Revenue Bonds
Series A
5.00%, due 12/1/54 (a)	1,000,000	949,826
Series A
5.50%, due 12/1/45	1,500,000	1,562,690
California Public Finance Authority, PIH Health, Revenue Bonds
Series A
5.00%, due 6/1/32	1,180,000	1,318,573
California Statewide Communities Development Authority, Adventist Health System, Revenue Bonds
Series A
5.00%, due 3/1/35	600,000	602,918
California Statewide Communities Development Authority, Enloe Medical Center Obligated Group, Revenue Bonds
Series A, Insured: AG
5.00%, due 8/15/42	1,000,000	1,044,656
California Statewide Communities Development Authority, John Muir Health Obligated Group, Revenue Bonds
Series A
5.25%, due 12/1/40	2,000,000	2,275,549
Regents of the University of California Medical Center, Revenue Bonds
Series P
5.00%, due 5/15/39	4,000,000	4,427,181
Washington Township Health Care District, Revenue Bonds
Series B
4.00%, due 7/1/36	1,380,000	1,333,936
Series A
5.00%, due 7/1/41	400,000	409,128
Series A
5.00%, due 7/1/42	380,000	386,149
	Principal Amount	Value

Hospital (continued)
Washington Township Health Care District, Revenue Bonds (continued)
Series A
5.00%, due 7/1/43	$ 300,000	$ 302,891
Series A
5.75%, due 7/1/48	300,000	320,404
		70,903,379
Housing 1.2%
California Community College Financing Authority, Orange Coast College Project, Revenue Bonds
5.00%, due 5/1/27	280,000	288,457
5.00%, due 5/1/28	250,000	262,676
5.00%, due 5/1/29	1,470,000	1,544,874
California Municipal Finance Authority, CHF-Aptos LLC Cabrillo College Project, Revenue Bonds (a)
Series A
5.25%, due 7/1/45	2,500,000	2,500,566
Series A
5.50%, due 7/1/57	2,000,000	2,008,551
California Municipal Finance Authority, P3 Claremont Holdings LLC, Claremont Colleges Project, Revenue Bonds
Series A
5.00%, due 7/1/40 (a)	1,000,000	957,408
California School Finance Authority, Sonoma County Junior College Project, Revenue Bonds
Series A
4.00%, due 11/1/36 (a)	2,000,000	1,920,102
Hastings Campus Housing Finance Authority, Green Bond, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/61 (a)	7,000,000	6,342,733
		15,825,367
Other Revenue 28.6%
Alameda County Transportation Commission, Measure BB, Revenue Bonds, Senior Lien
Series BB
5.00%, due 3/1/45	2,500,000	2,683,022

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay California Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
California Community Choice Financing Authority, Revenue Bonds (d)
Series E
5.00%, due 2/1/55	$ 16,900,000	$ 18,329,162
Series A
5.00%, due 1/1/56	6,000,000	6,437,964
California Community Choice Financing Authority, Clean Energy, Revenue Bonds
Series F
5.00%, due 11/1/33	17,500,000	19,148,197
Series E
5.00%, due 10/1/56 (d)	7,500,000	8,265,445
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series B-1
4.00%, due 2/1/52 (d)	4,725,000	4,829,063
Series A
4.00%, due 10/1/52 (d)	4,400,000	4,467,318
Series E-2
4.558%, due 2/1/54	4,250,000	4,273,443
Series A
5.00%, due 5/1/54 (d)	13,965,000	15,219,232
Series D
5.00%, due 2/1/55 (d)	12,550,000	13,735,551
Series F
5.00%, due 2/1/55 (d)	8,500,000	9,297,398
Series C
5.00%, due 12/1/55 (d)	5,000,000	5,360,078
Series C
5.25%, due 1/1/54 (d)	7,325,000	7,859,135
Series G-1
5.25%, due 11/1/54 (d)	6,200,000	6,663,382
Series F
5.50%, due 10/1/54 (d)	7,205,000	7,928,785
California Community Housing Agency, Essential Housing, Revenue Bonds, Senior Lien
Series A-1
4.00%, due 2/1/56 (a)	6,285,000	5,198,175
California Community Housing Agency, Fountains at Emerald, Revenue Bonds, Senior Lien
Series A-1
3.00%, due 8/1/56 (a)	2,700,000	1,814,581
	Principal Amount	Value

Other Revenue (continued)
California Community Housing Agency, Summit at Sausalito Apartments, Revenue Bonds
Series A-1
3.00%, due 2/1/57 (a)	$ 500,000	$ 341,437
California County Tobacco Securitization Agency, Tobacco Settlement, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/1/34	300,000	300,740
Series A
4.00%, due 6/1/36	300,000	296,424
Series A
4.00%, due 6/1/37	275,000	269,249
Series A
4.00%, due 6/1/38	275,000	266,003
Series A
4.00%, due 6/1/39	350,000	335,101
Series A
4.00%, due 6/1/49	2,500,000	2,155,975
California Infrastructure & Economic Development Bank, California Academy of Sciences, Revenue Bonds
Series A
3.25%, due 8/1/29	2,000,000	2,023,539
California Infrastructure & Economic Development Bank, Infrastructure State Revolving Fund, Revenue Bonds
Series A
5.00%, due 10/1/47	5,000,000	5,344,737
California Infrastructure & Economic Development Bank, J Paul Getty Trust (The), Revenue Bonds
Series B-2
3.00%, due 10/1/47 (d)	3,295,000	3,298,328
California Infrastructure & Economic Development Bank, Los Angeles County Museum of Natural History Foundation, Revenue Bonds
3.00%, due 7/1/50	3,735,000	2,733,370
California Municipal Finance Authority, Revenue Bonds (d)
Series 1, Class A-1
3.537%, due 2/20/41	4,978,262	4,647,851
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
California Municipal Finance Authority, Revenue Bonds (d) (continued)
Series 2, Class A-1
4.325%, due 11/20/40	$ 3,500,000	$ 3,528,581
California Municipal Finance Authority, HumanGood California Obligated Group, Revenue Bonds
Series A
5.00%, due 10/1/36	1,150,000	1,239,380
Series A
5.25%, due 10/1/44	1,505,000	1,566,549
Series A
5.25%, due 10/1/45	1,115,000	1,157,627
California Municipal Finance Authority, Orange County Civic Center Infrastructure Program, Revenue Bonds
Series A
5.00%, due 6/1/37	2,085,000	2,194,302
California Municipal Finance Authority, Republic Services, Inc., Revenue Bonds
Series A
4.375%, due 9/1/53 (d)(e)	5,000,000	5,231,194
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (e)	8,500,000	8,594,533
California State Public Works Board, May Lee State Office Complex, Revenue Bonds
Series A
5.00%, due 4/1/45	3,245,000	3,499,419
California State Public Works Board, Various Capital Project, Revenue Bonds
Series C
5.00%, due 11/1/36	300,000	355,047
Series C
5.00%, due 11/1/37	1,500,000	1,754,732
Series C
5.00%, due 11/1/44	2,750,000	3,016,670
California State Public Works Board, Various Capital Projects, Revenue Bonds
Series D
5.00%, due 11/1/36	3,190,000	3,724,257
	Principal Amount	Value

Other Revenue (continued)
California State Public Works Board, Various Capital Projects, Revenue Bonds (continued)
Series D
5.00%, due 11/1/46	$ 5,000,000	$ 5,345,821
California Statewide Communities Development Authority, Front Porch Communities & Services Obligated Group, Revenue Bonds
Series A
4.00%, due 4/1/42	2,000,000	1,885,968
California Statewide Financing Authority, TSR Multi-County Special Purpose Trust, Revenue Bonds
Series A
6.00%, due 5/1/43	1,230,000	1,255,754
City of Glendale, Electric, Revenue Bonds
Insured: BAM
5.00%, due 2/1/47	6,720,000	7,177,664
City of Victorville, Electric, Revenue Bonds
Series A
5.00%, due 5/1/38	1,115,000	1,240,069
CMFA Special Finance Agency VIII, Elan Huntington Beach, Revenue Bonds, Senior Lien
Series A-1
3.00%, due 8/1/56 (a)	2,000,000	1,358,178
Commonwealth of Puerto Rico
(zero coupon), due 11/1/51	4,516,638	2,184,924
CSCDA Community Improvement Authority, Acacia on Santa Rosa Creek, Revenue Bonds, Senior Lien
Series A
4.00%, due 10/1/56 (a)	2,000,000	1,651,041
CSCDA Community Improvement Authority, Dublin, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 2/1/57 (a)	1,250,000	865,692
Del Mar Race Track Authority, Revenue Bonds
5.00%, due 10/1/30	1,000,000	1,003,083

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay California Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, Revenue Bonds, Second Lien
Series B, Insured: AG
5.50%, due 6/1/50	$ 3,175,000	$ 3,451,400
Series B, Insured: AG
5.50%, due 6/1/55	3,230,000	3,481,184
Imperial Irrigation District, Electric System, Revenue Bonds
5.00%, due 11/1/41	1,655,000	1,738,119
Indio Finance Authority, Revenue Bonds
Series A, Insured: BAM
5.25%, due 11/1/42	1,500,000	1,642,616
Los Angeles County Facilities 2, Inc., Vermont Corridor Site 2, Revenue Bonds
Series A
5.25%, due 6/1/57	7,000,000	7,529,054
Los Angeles County Public Works Financing Authority, Revenue Bonds
Series H
5.00%, due 12/1/43	7,000,000	7,714,824
Series H
5.50%, due 12/1/53	6,125,000	6,748,948
Series J
5.50%, due 12/1/54	5,000,000	5,550,481
Los Angeles County Public Works Financing Authority, County of Los Angeles, Revenue Bonds
Series H
5.50%, due 12/1/49	10,005,000	11,099,708
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/30	4,310,000	4,443,981
Series A
5.00%, due 10/1/32	3,140,000	3,274,153
Series A
5.00%, due 10/1/39	3,495,000	3,578,969
M-S-R Energy Authority, Revenue Bonds
Series A
6.50%, due 11/1/39	5,310,000	6,676,264
	Principal Amount	Value

Other Revenue (continued)
M-S-R Energy Authority, Revenue Bonds (continued)
Series C
7.00%, due 11/1/34	$ 5,860,000	$ 7,199,192
M-S-R Energy Authority, Santa Clara, Revenue Bonds
Series B
7.00%, due 11/1/34	950,000	1,167,104
Municipal Improvement Corp. of Los Angeles, Revenue Bonds
Series A
5.00%, due 5/1/43	1,000,000	1,082,286
New Hampshire Business Finance Authority, Revenue Bonds
Series 4, Class A
3.925%, due 7/20/39 (d)	4,963,622	4,894,394
Northern California Power Agency, Revenue Bonds
Series B
7.311%, due 6/1/40	5,645,000	6,382,381
Peninsula Corridor Joint Powers Board, Green Bond, Revenue Bonds
Series A
5.00%, due 6/1/47	4,750,000	4,981,262
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/46	12,530,000	4,383,434
Series A-1
(zero coupon), due 7/1/51	5,390,000	1,338,337
Series A-2B
4.55%, due 7/1/40	1,871,000	1,858,204
Series A-1
4.75%, due 7/1/53	5,866,000	5,556,023
Series A-2
4.784%, due 7/1/58	4,707,000	4,434,715
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-2
4.329%, due 7/1/40	4,659,000	4,523,160
Series A-1
5.00%, due 7/1/58	2,991,078	2,910,427
San Diego Public Facilities Financing Authority, Revenue Bonds
Series A
5.00%, due 10/15/36	1,040,000	1,245,605
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
San Diego Public Facilities Financing Authority, Revenue Bonds (continued)
Series A
5.00%, due 10/15/40	$ 2,500,000	$ 2,861,166
Series A
5.00%, due 10/15/41	2,640,000	2,979,346
Series A
5.00%, due 10/15/42	2,500,000	2,789,465
San Diego Public Facilities Financing Authority, Capital Improvement Project, Revenue Bonds
Series A
5.00%, due 10/15/41	1,500,000	1,676,269
South Bayside Waste Management Authority, Green Bond, Revenue Bonds
Series A, Insured: AG
5.00%, due 9/1/40	2,435,000	2,559,606
Southern California Public Power Authority, National Gas Project, Revenue Bonds
Series A
4.524%, due 11/1/38	2,500,000	2,452,169
Stockton Public Financing Authority, Water Revenue, Green Bonds, Revenue Bonds
Series A, Insured: BAM
5.00%, due 10/1/34	1,500,000	1,590,440
Territory of Guam, Revenue Bonds
Series G
5.00%, due 1/1/34	4,800,000	5,333,150
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series D
5.00%, due 11/15/27	2,000,000	2,001,378
Series D
5.00%, due 11/15/33	2,630,000	2,631,812
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp., Revenue Bonds, Senior Lien
Series A
4.00%, due 6/1/49	3,000,000	2,598,401
	Principal Amount	Value

Other Revenue (continued)
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A
5.00%, due 10/1/29 (a)	$ 1,200,000	$ 1,200,307
Series A
5.00%, due 10/1/32	950,000	950,198
		373,863,102
Transportation 12.0%
Alameda Corridor Transportation Authority, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 10/1/36	3,000,000	2,065,363
Bay Area Toll Authority, Revenue Bonds
Series F-1
5.00%, due 4/1/48	5,465,000	5,862,373
Burbank-Glendale-Pasadena Airport Authority, Brick Campaign, Revenue Bonds, Senior Lien
Series B
5.25%, due 7/1/54 (e)	6,000,000	6,253,210
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Revenue Bonds, Senior Lien
Series B
5.25%, due 7/1/44 (e)	4,250,000	4,490,995
City of Long Beach, Airport, Revenue Bonds
Series A, Insured: AG
5.00%, due 6/1/33	550,000	635,400
Series A, Insured: AG
5.00%, due 6/1/34	410,000	471,363
Series A, Insured: AG
5.00%, due 6/1/36	800,000	907,861
Series A, Insured: AG
5.00%, due 6/1/38	750,000	840,355
Series A, Insured: AG
5.00%, due 6/1/39	500,000	556,699
City of Long Beach, Alamitos Bay Marina Project, Revenue Bonds
5.00%, due 5/15/26	1,245,000	1,259,434
5.00%, due 5/15/27	1,265,000	1,308,672
5.00%, due 5/15/28	1,430,000	1,511,172
5.00%, due 5/15/29	1,000,000	1,077,764
5.00%, due 5/15/30	1,000,000	1,096,374
5.00%, due 5/15/31	1,550,000	1,725,936

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay California Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Transportation (continued)
City of Long Beach, Alamitos Bay Marina Project, Revenue Bonds (continued)
5.00%, due 5/15/32	$ 1,000,000	$ 1,130,144
5.00%, due 5/15/41	1,000,000	1,091,725
5.00%, due 5/15/42	1,200,000	1,295,845
City of Los Angeles, Department of Airports, Revenue Bonds
Series F
5.00%, due 5/15/29 (e)	9,095,000	9,757,777
Series D
5.00%, due 5/15/30 (e)	3,000,000	3,209,538
Series B
5.00%, due 5/15/34 (e)	4,625,000	4,831,428
Series D
5.00%, due 5/15/42	9,000,000	10,074,882
City of Los Angeles, Department of Airports, Revenue Bonds, Senior Lien (e)
Series C
5.00%, due 5/15/29	5,000,000	5,364,363
Series G
5.50%, due 5/15/35	1,750,000	1,979,325
Series G
5.50%, due 5/15/39	1,375,000	1,518,919
Series G
5.50%, due 5/15/40	4,000,000	4,380,244
Series H
5.50%, due 5/15/47	4,100,000	4,346,362
County of Sacramento, Airport System, Revenue Bonds
Series B
5.00%, due 7/1/39	1,535,000	1,773,844
Series B
5.00%, due 7/1/40	5,295,000	6,045,626
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series A, Insured: AG
5.50%, due 1/15/31 (c)	2,000,000	2,274,278
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/46	5,270,000	4,941,592
	Principal Amount	Value

Transportation (continued)
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds
Series A
5.00%, due 3/1/30 (e)	$ 1,855,000	$ 2,007,923
Oklahoma Turnpike Authority, Revenue Bonds
5.50%, due 1/1/53	5,000,000	5,337,206
Ontario International Airport Authority, Revenue Bonds
Series A, Insured: AG
4.00%, due 5/15/51	1,000,000	944,621
Port of Oakland, Revenue Bonds (e)
Series H
5.00%, due 5/1/29	5,000	5,404
Series H
5.00%, due 5/1/29	1,895,000	2,026,378
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien (e)
Series B
5.00%, due 7/1/30	2,200,000	2,408,507
Series B
5.00%, due 7/1/31	3,500,000	3,895,590
Series B
5.25%, due 7/1/36	3,370,000	3,815,164
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series (e)
Series E
5.00%, due 5/1/50	3,460,000	3,496,306
Series A
5.25%, due 5/1/42	5,000,000	5,392,348
Series A
5.25%, due 5/1/44	6,340,000	6,735,645
Series A
5.50%, due 5/1/55	7,000,000	7,535,225
Series C
5.75%, due 5/1/48	14,300,000	15,396,217
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series B
5.25%, due 1/15/44	3,150,000	3,151,430
Series B
5.25%, due 1/15/49	620,000	620,260
		156,847,087
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Utilities 4.3%
City of Riverside, Electric, Revenue Bonds
Series A
5.00%, due 10/1/41	$ 550,000	$ 612,528
Series A
5.00%, due 10/1/42	515,000	568,541
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/27	1,230,000	1,274,911
Series A
5.00%, due 10/1/33	1,000,000	1,031,677
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series A
5.00%, due 7/1/30	1,000,000	1,101,668
Series A
5.00%, due 7/1/31	1,500,000	1,677,864
Series A
5.00%, due 7/1/32	1,500,000	1,702,938
Series A
5.00%, due 7/1/33	1,900,000	2,182,508
Series B
5.25%, due 7/1/53	8,055,000	8,475,359
Series D
5.25%, due 7/1/54	5,500,000	5,832,722
Modesto Irrigation District, Electric System, Revenue Bonds
Series A
5.00%, due 10/1/40	1,690,000	1,691,401
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AG
4.25%, due 7/1/27	460,000	455,345
Series A
5.00%, due 7/1/42 (f)(g)	4,000,000	2,650,000
Series XX
5.25%, due 7/1/40 (f)(g)	1,000,000	662,500
Sacramento Municipal Utility District, Revenue Bonds
Series H
5.00%, due 8/15/38	4,340,000	4,747,849
Series M
5.00%, due 11/15/44	2,750,000	3,002,607
	Principal Amount	Value

Utilities (continued)
Southern California Public Power Authority, Southern Transmission System Renewal Project, Revenue Bonds
Series 1, Insured: BAM
5.00%, due 7/1/37	$ 915,000	$ 1,052,554
Series 1, Insured: BAM
5.00%, due 7/1/38	1,175,000	1,344,411
Series 2
5.00%, due 7/1/53 (d)	1,250,000	1,323,325
Series 1, Insured: BAM
5.25%, due 7/1/46	5,855,000	6,309,819
Series 1, Insured: BAM
5.25%, due 7/1/49	7,500,000	8,045,442
		55,745,969
Water & Sewer 10.9%
City of Los Angeles, Wastewater System, Revenue Bonds
Series A
5.00%, due 6/1/31	4,000,000	4,602,141
Series A
5.00%, due 6/1/33	5,000,000	5,983,343
Series C
5.00%, due 6/1/34	4,500,000	5,434,419
Series C
5.00%, due 6/1/35	4,500,000	5,467,080
Series A
5.00%, due 6/1/43	5,130,000	5,708,687
City of Oxnard, Wastewater, Revenue Bonds
Insured: BAM
4.00%, due 6/1/32	1,920,000	1,978,953
Insured: BAM
4.00%, due 6/1/34	2,080,000	2,129,323
Insured: BAM
5.00%, due 6/1/30	1,340,000	1,428,047
City of Riverside, Sewer, Revenue Bonds
Series A
5.00%, due 8/1/35	1,600,000	1,942,888
Series A
5.00%, due 8/1/36	3,750,000	4,497,080
City of San Francisco, Public Utilities Commission Water, Revenue Bonds
Series A
5.00%, due 11/1/32	5,000,000	5,918,013

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay California Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Water & Sewer (continued)
City of San Francisco, Public Utilities Commission Water, Revenue Bonds (continued)
Series A
5.00%, due 11/1/36	$ 1,000,000	$ 1,198,566
Series A
5.00%, due 11/1/39	1,000,000	1,167,762
Series F
5.00%, due 11/1/39	4,000,000	4,919,002
Series A
5.00%, due 11/1/43	400,000	443,784
Series A
5.25%, due 11/1/48	4,000,000	4,344,330
City of Santa Rosa, Wastewater, Revenue Bonds
Series B, Insured: AMBAC
(zero coupon), due 9/1/31	12,920,000	11,093,611
East Bay Municipal Utility District, Water System, Revenue Bonds
Series B
5.00%, due 6/1/36	3,000,000	3,647,990
Series A
5.00%, due 6/1/37	3,000,000	3,438,457
Series A
5.00%, due 6/1/49	5,000,000	5,368,940
East County Advanced Water Purification Joint Powers Authority, Revenue Bonds
Series A-1
3.125%, due 9/1/26	2,550,000	2,558,941
Guam Government Waterworks Authority, Revenue Bonds
Series A
5.00%, due 7/1/34	780,000	877,835
Series A
5.50%, due 7/1/44	1,000,000	1,071,283
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
Series A
5.00%, due 1/1/50	2,500,000	2,519,156
Los Angeles Department of Water & Power, Water System, Revenue Bonds
Series B, Insured: BAM
5.00%, due 7/1/37	1,000,000	1,099,891
	Principal Amount	Value

Water & Sewer (continued)
Los Angeles Department of Water & Power, Water System, Revenue Bonds (continued)
Series B
5.00%, due 7/1/46	$ 1,575,000	$ 1,631,256
Series A
5.25%, due 7/1/53	1,000,000	1,056,595
Metropolitan Water District of Southern California, Revenue Bonds
Series A
5.00%, due 4/1/36	2,000,000	2,427,056
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series B
5.00%, due 7/1/33 (a)	1,330,000	1,390,273
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (a)
Series A
5.00%, due 7/1/35	8,000,000	8,280,403
Series A
5.00%, due 7/1/37	4,800,000	4,990,681
Series A
5.00%, due 7/1/47	16,295,000	16,008,800
San Diego County Water Authority, Revenue Bonds
Series A
5.00%, due 5/1/52	2,065,000	2,174,030
San Diego Public Facilities Financing Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 8/1/49	3,380,000	3,642,637
Santa Clara Valley Water District, Revenue Bonds
Series A
5.00%, due 6/1/42	4,995,000	5,619,782
Series A
5.00%, due 6/1/43	4,000,000	4,458,081
Santa Margarita-Dana Point Authority, Water District Improvement, Revenue Bonds
4.00%, due 8/1/36	2,025,000	2,050,658
		142,569,774
Total Long-Term Municipal Bonds (Cost $1,237,991,712)		1,275,851,707
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Short-Term Municipal Notes 2.0%
General 0.8%
Nuveen California AMT-Free Quality Municipal Income Fund
Series A
3.67%, due 10/1/47 (a)(h)	$ 10,100,000	$ 10,100,000
Transportation 0.8%
Bay Area Toll Authority, Revenue Bonds (h)
Series B
3.05%, due 4/1/55	8,000,000	8,000,000
Series E
3.05%, due 4/1/59	2,000,000	2,000,000
		10,000,000
Utility 0.2%
Tender Option Bond Trust Receipts, Revenue Bonds
Insured: BAM
3.32%, due 7/1/46 (a)(h)	3,320,000	3,320,000
Water & Sewer 0.2%
Anaheim Housing & Public Improvements Authority, Water System Project, Revenue Bonds, Second Lien
Series A
3.10%, due 10/1/54 (h)	660,000	660,000
Metropolitan Water District of Southern California, Revenue Bonds
Series B-1
2.55%, due 7/1/47 (h)	2,300,000	2,300,000
		2,960,000
Total Short-Term Municipal Notes (Cost $26,380,000)		26,380,000
Total Municipal Bonds (Cost $1,264,371,712)		1,302,231,707

	Shares	Value
Short-Term Investment 3.9%
Unaffiliated Investment Company 3.9%
Dreyfus Government Cash Management - Institutional Shares, 3.94% (i)	50,434,006	$ 50,434,006
Total Short-Term Investment (Cost $50,434,006)		50,434,006
Total Investments (Cost $1,314,805,718)	103.4%	1,352,665,713
Other Assets, Less Liabilities	(3.4)	(44,208,646)
Net Assets	100.0%	$ 1,308,457,067

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Delayed delivery security.
(c)	Step coupon—Rate shown was the rate in effect as of October 31, 2025.
(d)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of October 31, 2025.
(e)	Interest on these securities was subject to alternative minimum tax.
(f)	Issue in default.
(g)	Issue in non-accrual status.
(h)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(i)	Current yield as of October 31, 2025.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay California Muni Fund

Futures Contracts
As of October 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury Long Bonds	(300)	December 2025	$ (35,368,835)	$ (35,193,750)	$ 175,085

1.	As of October 31, 2025, cash in the amount of $1,110,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of October 31, 2025.
Abbreviation(s):
AG—Assured Guaranty Ltd.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
NATL-RE—National Public Finance Guarantee Corp.
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,275,851,707	$ —	$ 1,275,851,707
Short-Term Municipal Notes	—	26,380,000	—	26,380,000
Total Municipal Bonds	—	1,302,231,707	—	1,302,231,707
Short-Term Investment
Unaffiliated Investment Company	50,434,006	—	—	50,434,006
Total Investments in Securities	50,434,006	1,302,231,707	—	1,352,665,713
Other Financial Instruments
Futures Contracts (b)	175,085	—	—	175,085
Total Investments in Securities and Other Financial Instruments	$ 50,609,091	$ 1,302,231,707	$ —	$ 1,352,840,798

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in securities, at value (identified cost $1,314,805,718)	$1,352,665,713
Cash collateral on deposit at broker for futures contracts	1,110,000
Receivables:
Interest	16,772,932
Fund shares sold	1,828,957
Variation margin on futures contracts	84,371
Other assets	42,954
Total assets	1,372,504,927
Liabilities
Due to custodian	1,260
Payables:
Investment securities purchased	58,459,313
Fund shares redeemed	4,241,144
Manager (See Note 3)	488,322
NYLIFE Distributors (See Note 3)	115,911
Transfer agent (See Note 3)	61,076
Custodian	14,912
Professional fees	5,498
Trustees	1,369
Distributions payable	659,055
Total liabilities	64,047,860
Net assets	$1,308,457,067
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$135,999
Additional paid-in-capital	1,430,558,148
1,430,694,147
Total distributable earnings (loss)	(122,237,080)
Net assets	$1,308,457,067
Class A
Net assets applicable to outstanding shares	$487,394,799
Shares of beneficial interest outstanding	50,664,248
Net asset value per share outstanding	$9.62
Maximum sales charge (3.00% of offering price)	0.30
Maximum offering price per share outstanding	$9.92
Investor Class
Net assets applicable to outstanding shares	$361,451
Shares of beneficial interest outstanding	37,566
Net asset value per share outstanding	$9.62
Maximum sales charge (2.50% of offering price)	0.25
Maximum offering price per share outstanding	$9.87
Class C
Net assets applicable to outstanding shares	$23,800,192
Shares of beneficial interest outstanding	2,473,576
Net asset value and offering price per share outstanding	$9.62
Class C2
Net assets applicable to outstanding shares	$3,688,118
Shares of beneficial interest outstanding	383,200
Net asset value and offering price per share outstanding	$9.62
Class I
Net assets applicable to outstanding shares	$746,275,248
Shares of beneficial interest outstanding	77,568,154
Net asset value and offering price per share outstanding	$9.62
Class R6
Net assets applicable to outstanding shares	$46,937,259
Shares of beneficial interest outstanding	4,872,207
Net asset value and offering price per share outstanding	$9.63

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay California Muni Fund

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Interest	$52,613,875
Expenses
Manager (See Note 3)	5,669,858
Distribution/Service—Class A (See Note 3)	1,202,837
Distribution/Service—Investor Class (See Note 3)	946
Distribution/Service—Class C (See Note 3)	137,836
Distribution/Service—Class C2 (See Note 3)	24,117
Transfer agent (See Note 3)	373,995
Professional fees	157,405
Custodian	103,895
Registration	45,574
Trustees	32,269
Shareholder communication	32,241
Miscellaneous	40,934
Total expenses before waiver/reimbursement	7,821,907
Expense waiver/reimbursement from Manager (See Note 3)	(93,535)
Net expenses	7,728,372
Net investment income (loss)	44,885,503
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(21,970,834)
Futures transactions	1,154,516
Net realized gain (loss)	(20,816,318)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	10,351,843
Futures contracts	(2,151,371)
Net change in unrealized appreciation (depreciation)	8,200,472
Net realized and unrealized gain (loss)	(12,615,846)
Net increase (decrease) in net assets resulting from operations	$32,269,657
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Statements of Changes in Net Assets
for the years ended October 31, 2025 and October 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$44,885,503	$39,881,985
Net realized gain (loss)	(20,816,318)	(2,415,040)
Net change in unrealized appreciation (depreciation)	8,200,472	84,662,202
Net increase (decrease) in net assets resulting from operations	32,269,657	122,129,147
Distributions to shareholders:
Class A	(15,865,837)	(15,752,897)
Investor Class	(12,377)	(14,326)
Class C	(835,447)	(1,074,795)
Class C2	(106,922)	(92,391)
Class I	(25,364,534)	(25,053,175)
Class R6	(1,459,724)	(975,806)
	(43,644,841)	(42,963,390)
Distributions to shareholders from return of capital:
Class A	(695,082)	—
Investor Class	(542)	—
Class C	(36,601)	—
Class C2	(4,684)	—
Class I	(1,111,220)	—
Class R6	(63,951)	—
	(1,912,080)	—
Total distributions to shareholders	(45,556,921)	(42,963,390)
Capital share transactions:
Net proceeds from sales of shares	454,382,489	537,382,240
Net asset value of shares issued to shareholders in reinvestment of distributions	37,464,951	35,121,681
Cost of shares redeemed	(455,576,839)	(368,122,123)
Increase (decrease) in net assets derived from capital share transactions	36,270,601	204,381,798
Net increase (decrease) in net assets	22,983,337	283,547,555
Net Assets
Beginning of year	1,285,473,730	1,001,926,175
End of year	$1,308,457,067	$1,285,473,730
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay California Muni Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.73	$9.00	$9.02	$10.94	$10.75
Net investment income (loss) (a)	0.32	0.32	0.30	0.23	0.20
Net realized and unrealized gain (loss)	(0.10)	0.76	0.01	(1.87)	0.23
Total from investment operations	0.22	1.08	0.31	(1.64)	0.43
Less distributions:
From net investment income	(0.32)	(0.35)	(0.33)	(0.28)	(0.24)
Return of capital	(0.01)	—	—	—	—
Total distributions	(0.33)	(0.35)	(0.33)	(0.28)	(0.24)
Net asset value at end of year	$9.62	$9.73	$9.00	$9.02	$10.94
Total investment return (b)	2.33%	12.03%	3.34%	(15.22)%	4.05%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.39%	3.30%	3.16%	2.23%	1.80%
Net expenses (c)	0.75%	0.75%	0.75%	0.75%	0.74%
Expenses (before waiver/reimbursement) (c)	0.76%	0.76%	0.77%	0.76%	0.76%
Portfolio turnover rate	80%(d)	40%(d)	66%	70%(d)	17%(d)
Net assets at end of year (in 000’s)	$487,395	$485,253	$389,291	$395,405	$444,628

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

	Year Ended October 31,
Investor Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.73	$9.00	$9.02	$10.94	$10.76
Net investment income (loss) (a)	0.32	0.32	0.30	0.22	0.18
Net realized and unrealized gain (loss)	(0.11)	0.75	0.01	(1.86)	0.24
Total from investment operations	0.21	1.07	0.31	(1.64)	0.42
Less distributions:
From net investment income	(0.31)	(0.34)	(0.33)	(0.28)	(0.24)
Return of capital	(0.01)	—	—	—	—
Total distributions	(0.32)	(0.34)	(0.33)	(0.28)	(0.24)
Net asset value at end of year	$9.62	$9.73	$9.00	$9.02	$10.94
Total investment return (b)	2.30%	11.99%	3.31%	(15.24)%	3.93%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.36%	3.28%	3.14%	2.22%	1.61%
Net expenses (c)	0.78%	0.78%	0.78%	0.77%	0.76%
Expenses (before waiver/reimbursement) (c)	0.79%	0.79%	0.80%	0.78%	0.78%
Portfolio turnover rate	80%(d)	40%(d)	66%	70%(d)	17%(d)
Net assets at end of year (in 000's)	$361	$372	$433	$493	$554

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.73	$9.00	$9.02	$10.94	$10.76
Net investment income (loss) (a)	0.30	0.29	0.27	0.20	0.17
Net realized and unrealized gain (loss)	(0.11)	0.76	0.02	(1.87)	0.22
Total from investment operations	0.19	1.05	0.29	(1.67)	0.39
Less distributions:
From net investment income	(0.29)	(0.32)	(0.31)	(0.25)	(0.21)
Return of capital	(0.01)	—	—	—	—
Total distributions	(0.30)	(0.32)	(0.31)	(0.25)	(0.21)
Net asset value at end of year	$9.62	$9.73	$9.00	$9.02	$10.94
Total investment return (b)	2.04%	11.71%	3.05%	(15.45)%	3.67%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.10%	3.02%	2.89%	1.93%	1.54%
Net expenses (c)	1.03%	1.03%	1.03%	1.02%	1.01%
Expenses (before waiver/reimbursement) (c)	1.04%	1.04%	1.05%	1.03%	1.03%
Portfolio turnover rate	80%(d)	40%(d)	66%	70%(d)	17%(d)
Net assets at end of year (in 000’s)	$23,800	$31,891	$30,932	$34,742	$58,263

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

	Year Ended October 31,
Class C2	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.73	$9.00	$9.02	$10.94	$10.75
Net investment income (loss) (a)	0.28	0.28	0.26	0.19	0.28
Net realized and unrealized gain (loss)	(0.10)	0.76	0.01	(1.88)	0.11
Total from investment operations	0.18	1.04	0.27	(1.69)	0.39
Less distributions:
From net investment income	(0.28)	(0.31)	(0.29)	(0.23)	(0.20)
Return of capital	(0.01)	—	—	—	—
Total distributions	(0.29)	(0.31)	(0.29)	(0.23)	(0.20)
Net asset value at end of year	$9.62	$9.73	$9.00	$9.02	$10.94
Total investment return (b)	1.89%	11.55%	2.89%	(15.58)%	3.59%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.96%	2.86%	2.74%	1.86%	2.56%
Net expenses (c)	1.18%	1.18%	1.18%	1.17%	1.16%
Expenses (before waiver/reimbursement) (c)	1.19%	1.19%	1.20%	1.18%	1.18%
Portfolio turnover rate	80%(d)	40%(d)	66%	70%(d)	17%(d)
Net assets at end of year (in 000’s)	$3,688	$3,558	$2,168	$361	$275

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI MacKay California Muni Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class I	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.73	$9.00	$9.02	$10.94	$10.76
Net investment income (loss) (a)	0.35	0.34	0.32	0.25	0.23
Net realized and unrealized gain (loss)	(0.11)	0.76	0.02	(1.87)	0.22
Total from investment operations	0.24	1.10	0.34	(1.62)	0.45
Less distributions:
From net investment income	(0.34)	(0.37)	(0.36)	(0.30)	(0.27)
Return of capital	(0.01)	—	—	—	—
Total distributions	(0.35)	(0.37)	(0.36)	(0.30)	(0.27)
Net asset value at end of year	$9.62	$9.73	$9.00	$9.02	$10.94
Total investment return (b)	2.58%	12.31%	3.60%	(15.01)%	4.21%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.63%	3.54%	3.41%	2.46%	2.05%
Net expenses (c)	0.50%	0.50%	0.50%	0.50%	0.49%
Expenses (before waiver/reimbursement) (c)	0.51%	0.51%	0.52%	0.51%	0.51%
Portfolio turnover rate	80%(d)	40%(d)	66%	70%(d)	17%(d)
Net assets at end of year (in 000’s)	$746,275	$725,496	$572,918	$555,049	$776,207

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

	Year Ended October 31,
Class R6	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.74	$9.00	$9.03	$10.94	$10.76
Net investment income (loss) (a)	0.35	0.35	0.33	0.26	0.21
Net realized and unrealized gain (loss)	(0.11)	0.76	—‡	(1.87)	0.24
Total from investment operations	0.24	1.11	0.33	(1.61)	0.45
Less distributions:
From net investment income	(0.34)	(0.37)	(0.36)	(0.30)	(0.27)
Return of capital	(0.01)	—	—	—	—
Total distributions	(0.35)	(0.37)	(0.36)	(0.30)	(0.27)
Net asset value at end of year	$9.63	$9.74	$9.00	$9.03	$10.94
Total investment return (b)	2.60%	12.44%	3.49%	(14.90)%	4.23%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.64%	3.54%	3.43%	2.57%	1.86%
Net expenses (c)	0.48%	0.48%	0.48%	0.49%	0.47%
Expenses (before waiver/reimbursement) (c)	0.48%	0.48%	0.48%	0.49%	0.49%
Portfolio turnover rate	80%(d)	40%(d)	66%	70%(d)	17%(d)
Net assets at end of year (in 000’s)	$46,937	$38,904	$6,185	$5,542	$1,759

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay California Muni Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	February 28, 2013
Investor Class	February 28, 2013
Class C	February 28, 2013
Class C2	August 31, 2020
Class I	February 28, 2013
Class R6	November 1, 2019
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C and Class C2 shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C and Class C2 shares. Class I and Class R6 shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C and Class C2 shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C and Class C2 shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income exempt from federal and California income taxes.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment
Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The

26	NYLI MacKay California Muni Fund

Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
27

Notes to Financial Statements (continued)
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and declares and pays distributions from net realized capital gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further

28	NYLI MacKay California Muni Fund

discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Delayed Delivery Transactions.  The Fund may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Fund has sold a security it owns on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of October 31, 2025, are shown in the Portfolio of Investments.
(I) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse in an adverse economic environment. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
The Fund maintains exposures to the Commonwealth of Puerto Rico ("Puerto Rico") as of October 31, 2025, that represent 7.5% of the Fund’s net assets, of which 4.3% are insured. Certain issuers in which the Fund may invest have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to service debt. As of October 31, 2025, the Puerto Rico Electric Power Authority (“PREPA”) remains in bankruptcy. The continued delay in resolving the PREPA bankruptcy could delay needed investment into public power generation and distribution assets, which are essential
29

Notes to Financial Statements (continued)
components to a productive economy. Failure to provide reliable electricity could result in the Commonwealth’s inability to service debt on other municipal territorial investments the Fund may hold.
Despite significant challenges from the Covid pandemic and 2017 Irma and Maria hurricanes, Federal Covid and Hurricane Disaster relief funding have aided Puerto Rico's economy. However, there is no guarantee that Puerto Rico will be able to continue to utilize remaining federal disaster recovery funding given labor and project management challenges. Puerto Rico also faces longer term declining demographic trends, which could impair the ability for the territory to service its municipal debt obligations.
(J) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(K) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage the duration and yield curve positioning of the portfolio. These derivatives are not accounted for as hedging instruments.
Fair value of derivative instruments as of October 31, 2025:
Asset Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$175,085
Total Fair Value	$175,085

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2025:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk
Futures Transactions	$1,154,516
Total Net Realized Gain (Loss)	$1,154,516

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk
Futures Contracts	$(2,151,371)
Total Net Change in Unrealized Appreciation (Depreciation)	$(2,151,371)

Average Notional Amount	Total
Futures Contracts Short	$(56,903,776)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.45% up to $1 billion; 0.43% from $1 billion up to $3 billion and 0.42% in excess of $3 billion. During the year ended October 31, 2025, the effective management fee rate was 0.45% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) of Class A shares do not exceed 0.75% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points to Investor Class, Class C, Class C2 and Class I shares. New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction

30	NYLI MacKay California Muni Fund

expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. These agreements will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2025, New York Life Investments earned fees from the Fund in the amount of $5,669,858 and waived fees and/or reimbursed expenses in the amount of $93,535 and paid the Subadvisor fees in the amount of $2,788,162.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 0.50%. Pursuant to the Class C2 Plan, Class C2 shares pay the Distributor a monthly distribution fee at an annual rate of 0.40% of the average daily net assets of the Class C2 shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C2 shares, for a total 12b-1 fee of 0.65%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2025, were $3,937 and $58, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the year ended October 31, 2025, of $83,582 and $2,331, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$141,606	$—
Investor Class	235	—
Class C	17,032	—
Class C2	2,299	—
Class I	211,173	—
Class R6	1,650	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
31

Notes to Financial Statements (continued)
(F) Capital. As of October 31, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class C2	$25,400	0.7%
Class R6	27,110	0.1
Note 4-Federal Income Tax
As of October 31, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,315,876,742	$40,938,001	$(4,149,030)	$36,788,971
As of October 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$—	$(150,643,616)	$(3,797,979)	$32,204,515	$(122,237,080)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments. The other temporary difference are primarily due to dividends payable.
The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of October 31, 2025 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$(4,312,846)	$4,312,846
The reclassifications for the Fund are primarily due to amortization and accretion on debt securities.
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $150,643,616, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$67,802	$82,842
During the years ended October 31, 2025 and October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$2,343,663	$1,346,659
Return of Capital	1,912,080	—
Exempt Interest Dividends	41,301,178	41,616,731
Total	$45,556,921	$42,963,390
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another,

32	NYLI MacKay California Muni Fund

subject to the conditions of the exemptive order. During the year ended October 31, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2025, purchases and sales of securities, other than short-term securities, were $1,037,465 and $1,002,230, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2025 and October 31, 2024, were as follows:
Class A	Shares	Amount
Year ended October 31, 2025:
Shares sold	12,525,965	$119,009,682
Shares issued to shareholders in reinvestment of distributions	1,565,676	14,911,530
Shares redeemed	(13,338,414)	(127,070,686)
Net increase (decrease) in shares outstanding before conversion	753,227	6,850,526
Shares converted into Class A (See Note 1)	32,557	315,321
Net increase (decrease)	785,784	$7,165,847
Year ended October 31, 2024:
Shares sold	16,440,196	$160,083,443
Shares issued to shareholders in reinvestment of distributions	1,444,728	14,079,850
Shares redeemed	(11,305,719)	(109,697,766)
Net increase (decrease) in shares outstanding before conversion	6,579,205	64,465,527
Shares converted into Class A (See Note 1)	84,900	831,309
Shares converted from Class A (See Note 1)	(60,456)	(585,095)
Net increase (decrease)	6,603,649	$64,711,741

Investor Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	2,236	$21,397
Shares issued to shareholders in reinvestment of distributions	1,314	12,513
Shares redeemed	(4,997)	(47,785)
Net increase (decrease) in shares outstanding before conversion	(1,447)	(13,875)
Shares converted into Investor Class (See Note 1)	6,072	58,266
Shares converted from Investor Class (See Note 1)	(5,340)	(50,448)
Net increase (decrease)	(715)	$(6,057)
Year ended October 31, 2024:
Shares sold	2,644	$25,647
Shares issued to shareholders in reinvestment of distributions	1,446	14,091
Shares redeemed	(7,522)	(72,172)
Net increase (decrease) in shares outstanding before conversion	(3,432)	(32,434)
Shares converted into Investor Class (See Note 1)	5,745	55,856
Shares converted from Investor Class (See Note 1)	(12,133)	(118,826)
Net increase (decrease)	(9,820)	$(95,404)

Class C	Shares	Amount
Year ended October 31, 2025:
Shares sold	491,381	$4,688,820
Shares issued to shareholders in reinvestment of distributions	79,860	761,538
Shares redeemed	(1,344,306)	(12,811,308)
Net increase (decrease) in shares outstanding before conversion	(773,065)	(7,360,950)
Shares converted from Class C (See Note 1)	(30,723)	(298,431)
Net increase (decrease)	(803,788)	$(7,659,381)
Year ended October 31, 2024:
Shares sold	656,095	$6,397,740
Shares issued to shareholders in reinvestment of distributions	94,403	920,150
Shares redeemed	(892,654)	(8,687,932)
Net increase (decrease) in shares outstanding before conversion	(142,156)	(1,370,042)
Shares converted from Class C (See Note 1)	(18,347)	(179,003)
Net increase (decrease)	(160,503)	$(1,549,045)

33

Notes to Financial Statements (continued)
Class C2	Shares	Amount
Year ended October 31, 2025:
Shares sold	77,043	$735,526
Shares issued to shareholders in reinvestment of distributions	11,717	111,605
Shares redeemed	(71,185)	(678,857)
Net increase (decrease)	17,575	$168,274
Year ended October 31, 2024:
Shares sold	134,593	$1,299,510
Shares issued to shareholders in reinvestment of distributions	9,474	92,391
Shares redeemed	(19,335)	(187,245)
Net increase (decrease)	124,732	$1,204,656

Class I	Shares	Amount
Year ended October 31, 2025:
Shares sold	31,019,566	$294,051,320
Shares issued to shareholders in reinvestment of distributions	2,225,423	21,200,137
Shares redeemed	(30,242,162)	(287,147,454)
Net increase (decrease) in shares outstanding before conversion	3,002,827	28,104,003
Shares converted into Class I (See Note 1)	559	5,505
Shares converted from Class I (See Note 1)	(2,566)	(24,708)
Net increase (decrease)	3,000,820	$28,084,800
Year ended October 31, 2024:
Shares sold	34,698,498	$336,957,547
Shares issued to shareholders in reinvestment of distributions	2,036,460	19,848,073
Shares redeemed	(24,166,352)	(232,626,376)
Net increase (decrease) in shares outstanding before conversion	12,568,606	124,179,244
Shares converted into Class I (See Note 1)	60,456	585,095
Shares converted from Class I (See Note 1)	(1,745,040)	(16,966,355)
Net increase (decrease)	10,884,022	$107,797,984

Class R6	Shares	Amount
Year ended October 31, 2025:
Shares sold	3,770,832	$35,875,744
Shares issued to shareholders in reinvestment of distributions	49,186	467,628
Shares redeemed	(2,940,937)	(27,820,749)
Net increase (decrease) in shares outstanding before conversion	879,081	8,522,623
Shares converted from Class R6 (See Note 1)	(559)	(5,505)
Net increase (decrease)	878,522	$8,517,118
Year ended October 31, 2024:
Shares sold	3,340,150	$32,618,353
Shares issued to shareholders in reinvestment of distributions	17,114	167,126
Shares redeemed	(1,733,550)	(16,850,632)
Net increase (decrease) in shares outstanding before conversion	1,623,714	15,934,847
Shares converted into Class R6 (See Note 1)	1,683,147	16,377,019
Net increase (decrease)	3,306,861	$32,311,866
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for

34	NYLI MacKay California Muni Fund

possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
35

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI MacKay California Muni Fund (the Fund), one of the funds constituting New York Life Investments Funds Trust, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 19, 2025
36	NYLI MacKay California Muni Fund

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For Federal individual income tax purposes, the Fund designated 90.7% of the ordinary income dividends paid during its fiscal year ended October 31, 2025 as attributable to interest income from Tax Exempt Municipal Bonds. Such dividends are currently exempt from Federal income taxes under Section 103(a) of the Internal Revenue Code.
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2025.
37

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
38

NYLI MacKay High Yield Muni Bond Fund

Annual Report - Financial Statements and Other Information
October 31, 2025

Portfolio of Investments October 31, 2025†^
	Principal Amount	Value
Municipal Bonds 96.3%
Long-Term Municipal Bonds 95.2%
Alabama 3.0%
Alabama Special Care Facilities Financing Authority, Methodist Home for the Aging, Revenue Bonds
Series 1
5.75%, due 6/1/45	$ 1,250,000	$ 1,159,873
Series 1
6.00%, due 6/1/50	2,000,000	1,855,595
Baldwin County Industrial Development Authority, Novelis Corp. Project, Revenue Bonds
Series A
5.00%, due 6/1/55 (a)(b)(c)	17,500,000	18,027,700
Black Belt Energy Gas District, Gas Project No.7, Revenue Bonds
Series C-2
3.57%, due 10/1/52	22,720,000	22,500,727
Cooper Green Mercy Health Services Authority, County of Jefferson Indigent Care Fund, Revenue Bonds
Series A
5.25%, due 9/1/42	4,950,000	5,331,184
County of Jefferson, Sewer, Revenue Bonds
5.25%, due 10/1/41	3,535,000	3,849,744
5.25%, due 10/1/43	3,150,000	3,367,004
5.25%, due 10/1/44	17,100,000	18,209,241
5.25%, due 10/1/49	8,970,000	9,361,558
5.50%, due 10/1/53	15,975,000	16,852,716
Homewood Educational Building Authority, CHF - Horizons II LLC, Revenue Bonds
Series C
5.00%, due 10/1/56	1,000,000	966,165
Hoover Industrial Development Board, United States Steel Corp., Green Bond, Revenue Bonds
6.375%, due 11/1/50 (b)(c)	3,140,000	3,465,474
Lower Alabama Gas District (The), Gas Project, Revenue Bonds
Series A
5.00%, due 9/1/46	17,360,000	18,791,493
	Principal Amount	Value

Alabama (continued)
Mobile County Industrial Development Authority, AM/NS Calvert LLC Project, Revenue Bonds (b)
Series B
4.75%, due 12/1/54	$ 61,000,000	$ 57,057,851
Series A
5.00%, due 6/1/54	2,500,000	2,430,455
Montgomery Educational Building Authority, Faulkner University, Revenue Bonds
Series A
5.00%, due 10/1/43	4,780,000	4,485,353
Prichard Water Works & Sewer Board, Revenue Bonds
4.00%, due 11/1/49 (d)(e)	6,000,000	3,900,000
Southeast Energy Authority A Cooperative District, Project No. 2, Revenue Bonds
Series B
4.00%, due 12/1/51 (c)	8,400,000	8,650,400
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series A
5.00%, due 1/1/56 (c)	9,000,000	9,642,173
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Revenue Bonds
Series A
5.25%, due 5/1/44 (a)	71,405,000	71,902,015
		281,806,721
Alaska 0.2%
Alaska Industrial Development & Export Authority, Dena' Nena' Henash, Revenue Bonds
Series A
4.00%, due 10/1/49	15,440,000	13,742,299
Alaska Industrial Development & Export Authority, Interior Gas Utility Project, Revenue Bonds
Series A
5.00%, due 6/1/40	1,795,000	1,850,133
Series A
5.00%, due 6/1/50	3,485,000	3,476,540
		19,068,972

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Arizona 1.3%
Arizona Industrial Development Authority, GreatHearts Arizona Project, Revenue Bonds
Series A, Insured: SD CRED PROG
3.00%, due 7/1/46	$ 4,265,000	$ 3,195,852
Series A, Insured: SD CRED PROG
3.00%, due 7/1/52	9,525,000	6,646,585
Arizona Industrial Development Authority, Provident Group, NCCU Properties LLC, Central University Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 6/1/44	2,500,000	2,405,477
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC, Revenue Bonds
Series A
4.00%, due 11/1/45	5,470,000	4,998,832
Series A
4.00%, due 11/1/46	1,000,000	903,338
Series A
4.00%, due 11/1/49	4,865,000	4,296,715
Series A
4.00%, due 11/1/51	3,405,000	2,965,557
Series A
4.25%, due 11/1/52	2,000,000	1,808,814
Arizona Industrial Development Authority, University of Indianapolis, Health Pavilion Project, Revenue Bonds
Series A
4.00%, due 10/1/49	1,000,000	824,045
Series A
5.00%, due 10/1/45	1,875,000	1,836,194
Arizona Industrial Development Authority, Macombs Facility Project, Revenue Bonds
Series A
4.00%, due 7/1/51	4,230,000	3,540,504
Arizona Industrial Development Authority, Jerome Facility Project, Revenue Bonds
Series B
4.00%, due 7/1/51	1,420,000	1,188,538
Series B
4.00%, due 7/1/61	1,000,000	804,604
	Principal Amount	Value

Arizona (continued)
Arizona Industrial Development Authority, Pinecrest Academy of Northern Nevada, Revenue Bonds
Series A
4.50%, due 7/15/29 (a)	$ 1,000,000	$ 969,895
Arizona Industrial Development Authority, Odyssey Preparatory Academy, Inc. (The), Revenue Bonds (a)
Series A
4.75%, due 7/1/29	1,870,000	1,883,096
5.00%, due 7/1/54	7,165,000	6,182,409
Arizona Industrial Development Authority, Arizona Agribusiness and Equine Center, Inc., Revenue Bonds (a)
Series B
5.00%, due 3/1/37	3,030,000	3,031,089
Series B
5.00%, due 3/1/42	3,185,000	3,034,492
Arizona Industrial Development Authority, Provident Group-NCCU Properties LLC, Revenue Bonds
Series A, Insured: BAM
5.00%, due 6/1/49	2,650,000	2,702,806
Series A, Insured: BAM
5.00%, due 6/1/54	2,850,000	2,892,980
Arizona Industrial Development Authority, Somerset Academy of Las Vegas Lone Mountain Campus, Revenue Bonds
Series A
5.00%, due 12/15/49 (a)	1,900,000	1,744,990
Arizona Industrial Development Authority, Mater Academy of Nevada, Bonanza Campus Project, Revenue Bonds
Series A
5.00%, due 12/15/50 (a)	1,500,000	1,359,931
Arizona Industrial Development Authority, Provident Group, Eastern Michigan University Parking Project, Revenue Bonds
5.00%, due 5/1/51 (d)(e)	1,000,000	620,000
Arizona Industrial Development Authority, Revenue Bonds
Series C
6.00%, due 7/1/29 (a)	2,200,000	2,188,585

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Arizona (continued)
Arizona Industrial Development Authority, American Charter Schools Foundation, Revenue Bonds (a)
6.00%, due 7/1/37	$ 2,640,000	$ 2,711,033
6.00%, due 7/1/47	7,010,000	7,107,989
City of Phoenix, Downtown Phoenix Student Housing LLC, Revenue Bonds
Series A
5.00%, due 7/1/37	1,000,000	1,015,609
City of Phoenix, Basis Schools Project, Revenue Bonds
Series A
5.00%, due 7/1/46 (a)	3,820,000	3,666,506
City of Phoenix, Downtown Phoenix Student Housing II LLC, Revenue Bonds
Series A
5.00%, due 7/1/59	2,370,000	2,305,358
City of Phoenix, Espiritu Community Development Corp., Revenue Bonds
Series A
6.25%, due 7/1/36	770,000	769,903
Glendale Industrial Development Authority, Midwestern University Foundation, Revenue Bonds
Series A
2.125%, due 7/1/33 (b)	2,000,000	1,710,625
Glendale Industrial Development Authority, People of Faith, Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 5/15/56	8,150,000	7,043,884
Industrial Development Authority of the City of Phoenix Arizona (The), Downtown Phoenix Student Housing II LLC, Revenue Bonds
Series A
5.00%, due 7/1/54	1,330,000	1,307,721
Industrial Development Authority of the County of Pima (The), American Leadership Academy Project, Revenue Bonds (a)
4.00%, due 6/15/51	3,815,000	3,014,131
4.00%, due 6/15/57	5,685,000	4,363,428
	Principal Amount	Value

Arizona (continued)
Industrial Development Authority of the County of Pima (The), American Leadership Academy Project, Revenue Bonds (a) (continued)
5.625%, due 6/15/45	$ 3,685,000	$ 3,685,237
Industrial Development Authority of the County of Pima (The), Charter Schools Project, Revenue Bonds
Series Q
5.375%, due 7/1/31	820,000	820,234
Maricopa County Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds
Series A
4.00%, due 7/1/51 (a)	530,000	433,181
Maricopa County Industrial Development Authority, Legacy Traditional Schools Project, Revenue Bonds
Series A
4.00%, due 7/1/56 (a)	1,220,000	977,516
Maricopa County Industrial Development Authority, Horizon Community Learning Center, Revenue Bonds
5.00%, due 7/1/35	3,000,000	3,011,161
Maricopa County Pollution Control Corp., El Paso Electric Co. Project, Revenue Bonds
Series B
3.60%, due 4/1/40	8,650,000	8,028,434
Pinal County Industrial Development Authority, WOF SW GGP 1 LLC, Revenue Bonds (b)(f)
Series A
5.50%, due 10/1/33 (a)	7,673,000	8,108,087
Series B
5.50%, due 10/1/33	2,000,000	2,113,407
		124,218,772
Arkansas 1.1%
Arkansas Development Finance Authority, Baptist Health, Revenue Bonds
4.00%, due 12/1/44	650,000	625,864
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Arkansas (continued)
Arkansas Development Finance Authority, Big River Steel Project, Revenue Bonds (a)(b)
4.50%, due 9/1/49	$ 76,350,000	$ 73,818,562
Series A
4.75%, due 9/1/49	16,950,000	16,516,714
Arkansas Development Finance Authority, United States Steel Corp., Revenue Bonds
5.70%, due 5/1/53 (b)	7,900,000	8,068,990
		99,030,130
California 5.6%
Alameda Corridor Transportation Authority, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 10/1/35	3,440,000	2,485,344
Bassett Unified School District, Capital Appreciation, Election 2004, Unlimited General Obligation
Series C, Insured: NATL-RE
(zero coupon), due 8/1/41	2,050,000	1,054,875
Series C, Insured: NATL-RE
(zero coupon), due 8/1/42	2,000,000	963,037
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series C
5.25%, due 1/1/54 (c)	5,350,000	5,740,119
California Community Housing Agency, Summit at Sausalito Apartments, Revenue Bonds
Series A-1
3.00%, due 2/1/57 (a)	3,500,000	2,390,061
California Community Housing Agency, Essential Housing, Revenue Bonds, Senior Lien
Series A-1
4.00%, due 2/1/56 (a)	34,500,000	28,534,132
California Community Housing Agency, Essential Housing, Serenity at Larkspur Apartments, Revenue Bonds
Series A
5.00%, due 2/1/50 (a)	3,895,000	2,532,636
	Principal Amount	Value

California (continued)
California Enterprise Development Authority, Provident Group-Pomona Properties LLC, Revenue Bonds
Series A
5.00%, due 1/15/39	$ 650,000	$ 697,935
Series A
5.00%, due 1/15/45	1,000,000	1,026,500
California Health Facilities Financing Authority, CommonSpirit Health, Revenue Bonds
Series A
4.00%, due 4/1/49	250,000	266,584
Series A
4.00%, due 4/1/49	7,005,000	6,360,822
California Infrastructure & Economic Development Bank, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series B
4.00%, due 11/1/46	3,060,000	2,802,385
California Infrastructure & Economic Development Bank, WFCS Portfolio Projects, Revenue Bonds
Series A-1
5.00%, due 1/1/55 (a)	3,225,000	2,797,712
California Municipal Finance Authority, Ochard Park Student Housing Project, Revenue Bonds
Insured: BAM
3.00%, due 5/15/51	3,095,000	2,354,861
Insured: BAM
3.00%, due 5/15/54	1,500,000	1,114,665
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien (b)
Series A, Insured: AG
3.25%, due 12/31/32	3,660,000	3,575,119
Series A, Insured: AG
3.50%, due 12/31/35	2,055,000	1,988,726
Series A, Insured: AG
4.00%, due 12/31/47	9,380,000	8,570,542
Series A
5.00%, due 12/31/43	5,745,000	5,779,125

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
California Municipal Finance Authority, Republic Services, Inc., Revenue Bonds (b)(c)
Series A
3.875%, due 3/1/54	$ 15,500,000	$ 15,595,914
Series A
4.375%, due 9/1/53	3,750,000	3,923,396
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (b)	10,505,000	10,621,831
California Municipal Finance Authority, HumanGood California Obligated Group, Revenue Bonds
4.00%, due 10/1/49	1,785,000	1,588,446
California Municipal Finance Authority, William Jessup University, Revenue Bonds (a)
5.00%, due 8/1/28	950,000	928,576
5.00%, due 8/1/48	2,675,000	2,017,109
California Municipal Finance Authority, Charter School, Palmdale Aerospace Academy Projects (The), Revenue Bonds
Series A
5.00%, due 7/1/46 (a)	2,665,000	2,482,777
California Municipal Finance Authority, CHF-Davis I LLC, West Village Student Housing Project, Revenue Bonds
Insured: BAM
5.00%, due 5/15/48	19,250,000	19,556,780
Insured: BAM
5.00%, due 5/15/51	16,920,000	17,151,511
California Municipal Finance Authority, Baptist University, Revenue Bonds
Series A
5.375%, due 11/1/40 (a)	3,000,000	3,001,069
California Municipal Finance Authority, Community Health Centers of The Central Coast, Inc., Revenue Bonds
Series A
5.75%, due 12/1/55	3,000,000	3,137,255
	Principal Amount	Value

California (continued)
California Pollution Control Financing Authority, Republic Services, Inc., Revenue Bonds
3.80%, due 7/1/43 (a)(b)(c)	$ 14,000,000	$ 13,984,590
California Public Finance Authority, Enso Village Project, Revenue Bonds
Series A
5.00%, due 11/15/46 (a)	750,000	688,453
California Public Finance Authority, California University of Science & Medicine Obligated Group, Revenue Bonds
Series A
6.25%, due 7/1/54 (a)	5,265,000	5,427,550
California Public Finance Authority, California University of Science & Medicine, Revenue Bonds
Series B
7.50%, due 7/1/36 (a)	7,965,000	8,113,666
California School Finance Authority, Granada Hills Charter High School Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/48 (a)	675,000	583,876
California School Finance Authority, Vista Charter Public Schools, Revenue Bonds
Series A
4.00%, due 6/1/51 (a)	2,910,000	2,299,867
California School Finance Authority, Hawking STEAM Charter Schools, Inc., Revenue Bonds
Series A
5.00%, due 7/1/42 (a)	1,360,000	1,352,710
California School Finance Authority, High Tech High Learning Project, Revenue Bonds
Series A
5.00%, due 7/1/49 (a)	3,000,000	2,879,645
California School Finance Authority, Teach Public Schools, Revenue Bonds
Series A
5.00%, due 6/1/58 (a)	2,000,000	1,798,698
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
California School Finance Authority, Aspire Public Schools, Revenue Bonds
Series A
5.00%, due 8/1/59 (a)	$ 1,800,000	$ 1,725,919
California School Finance Authority, New Designs Charter School, Revenue Bonds
Series A
5.00%, due 6/1/64 (a)	2,300,000	2,095,686
California Statewide Communities Development Authority, Southern California Edison Co., Revenue Bonds
Series A
1.75%, due 9/1/29	7,200,000	6,732,281
California Statewide Communities Development Authority, Community Infrastructure Program, Special Assessment
Series A
4.00%, due 9/2/41	1,000,000	950,121
Series A
4.00%, due 9/2/51	995,000	866,943
California Statewide Communities Development Authority, Methodist Hospital of Southern California, Revenue Bonds
4.375%, due 1/1/48	2,185,000	2,181,094
5.00%, due 1/1/48	7,150,000	7,256,150
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Revenue Bonds (a)
Series A
5.00%, due 6/1/36	2,250,000	2,257,449
Series A
5.00%, due 6/1/46	2,000,000	1,926,547
California Statewide Communities Development Authority, Loma Linda University Medical Center, Revenue Bonds (a)
Series A
5.00%, due 12/1/46	18,170,000	18,142,676
Series A
5.25%, due 12/1/56	3,970,000	3,950,871
	Principal Amount	Value

California (continued)
Cathedral City Public Financing Authority, Capital Appreciation, Tax Allocation
Series A, Insured: NATL-RE
(zero coupon), due 8/1/26	$ 1,085,000	$ 1,060,258
City of Los Angeles, Department of Airports, Revenue Bonds, Senior Lien
Series G
5.00%, due 5/15/47 (b)	6,000,000	6,170,807
City of South San Francisco, Community Facilities District No. 2021-01, Special Tax
5.00%, due 9/1/52	1,500,000	1,522,279
CMFA Special Finance Agency VIII, Elan Huntington Beach, Revenue Bonds, Senior Lien
Series A-1
3.00%, due 8/1/56 (a)	1,500,000	1,018,634
CMFA Special Finance Agency XII, Allure Apartments, Revenue Bonds, Senior Lien
Series A-1
3.25%, due 2/1/57 (a)	5,500,000	3,985,183
County of Placer, Community Facilities District No. 2017-1, Area No. 1, Special Tax
3.00%, due 9/1/41	1,000,000	815,396
4.00%, due 9/1/51	3,270,000	2,862,227
CSCDA Community Improvement Authority, Pasadena Portfolio, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 12/1/56 (a)	2,750,000	1,961,296
CSCDA Community Improvement Authority, Theo Pasadena, Revenue Bonds, Senior Lien
Series A-2
3.25%, due 5/1/57 (a)	11,100,000	7,936,716
CSCDA Community Improvement Authority, Oceanaire Long Beach, Revenue Bonds
Series A-2
4.00%, due 9/1/56 (a)	10,060,000	7,224,483

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
CSCDA Community Improvement Authority, Altana Glendale, Revenue Bonds
Series A-2
4.00%, due 10/1/56 (a)	$ 9,100,000	$ 7,035,593
CSCDA Community Improvement Authority, Escondido Portfolio, Revenue Bonds
Series A-2
4.00%, due 6/1/58 (a)	4,750,000	3,764,988
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series B-2, Insured: AG-CR
3.50%, due 1/15/53	13,265,000	11,228,976
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series C, Insured: AG-CR
4.00%, due 1/15/43	16,904,000	16,743,578
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/46	28,559,000	26,779,303
Series A, Insured: AG-CR
4.00%, due 1/15/46	27,795,000	26,526,047
Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66	144,295,000	15,342,959
Golden State Tobacco Securitization Corp., Tobacco Settlement, Revenue Bonds
Series B-1
3.85%, due 6/1/50	905,000	830,738
Hastings Campus Housing Finance Authority, Green Bond, Revenue Bonds, Senior Lien (a)
Series A
5.00%, due 7/1/45	11,880,000	11,354,935
Series A
5.00%, due 7/1/61	58,600,000	53,097,735
Inland Empire Tobacco Securitization Corp., Revenue Bonds
Series D
(zero coupon), due 6/1/57	246,450,000	20,019,405
	Principal Amount	Value

California (continued)
Northern California Gas Authority No. 1, Gas Project, Revenue Bonds
Series B
3.565%, due 7/1/27	$ 12,075,000	$ 12,095,697
Riverside County Transportation Commission, Revenue Bonds, Senior Lien
Series B-1
3.00%, due 6/1/49	1,945,000	1,441,124
Rohnerville School District, Election 2010, Unlimited General Obligation
Series B, Insured: AG
(zero coupon), due 8/1/42	1,000,000	493,495
Series B, Insured: AG
(zero coupon), due 8/1/47	1,000,000	378,253
San Diego County Regional Airport Authority, Revenue Bonds
Series B
4.00%, due 7/1/56 (b)	11,160,000	9,911,496
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A, Insured: AG-CR
4.00%, due 1/15/50	4,550,000	4,279,777
Santa Ana Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series B, Insured: AG
(zero coupon), due 8/1/47	24,400,000	8,450,945
Sierra Kings Health Care District, Unlimited General Obligation
5.00%, due 8/1/37	2,465,000	2,466,307
Stockton Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series D, Insured: AG
(zero coupon), due 8/1/42	8,780,000	4,448,165
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp., Asset-Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/54	18,500,000	3,795,626
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
West Contra Costa Healthcare District, Special Tax
3.00%, due 7/1/42	$ 5,620,000	$ 4,776,720
		526,073,777
Colorado 2.4%
3rd and Havana Metropolitan District, Tax Supported, Limited General Obligation
Series A
5.25%, due 12/1/49	2,250,000	1,924,454
Allison Valley Metropolitan District No. 2, Limited General Obligation
4.70%, due 12/1/47	2,480,000	2,303,278
Arkansas River Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/38	6,900,000	7,058,190
Series A
5.00%, due 10/1/43	7,025,000	7,099,268
Bent Grass Metropolitan District, Limited General Obligation
5.75%, due 12/1/54 (a)	4,250,000	4,372,587
Broadway Park North Metropolitan District No. 2, Limited General Obligation (a)
5.00%, due 12/1/40	1,000,000	1,000,545
5.00%, due 12/1/49	1,000,000	950,272
Broadway Station Metropolitan District No. 2, Limited General Obligation
Series A
5.125%, due 12/1/48	3,000,000	2,444,409
Citadel on Colfax Business Improvement District, Revenue Bonds
Series A
5.35%, due 12/1/50	2,800,000	2,676,128
City & County of Denver, Airport System, Revenue Bonds (b)
Series A
5.00%, due 11/15/47	8,500,000	8,755,551
Series A
5.50%, due 11/15/53	7,700,000	8,130,381
	Principal Amount	Value

Colorado (continued)
City of Fruita Healthcare, Canyons Hospital & Medical Center Project, Revenue Bonds
Series A
5.50%, due 1/1/48 (a)	$ 9,650,000	$ 9,370,106
Colorado Educational & Cultural Facilities Authority, Denver School of Science & Technology, Inc., Revenue Bonds
Insured: BAM Moral Obligation State Intercept
3.00%, due 8/1/51	3,420,000	2,377,041
Colorado Educational & Cultural Facilities Authority, New Summit Academy, Revenue Bonds
Series A
4.00%, due 7/1/41 (a)	3,050,000	2,553,730
Colorado Educational & Cultural Facilities Authority, New Vision Chater School, Revenue Bonds
Series A, Insured: BAM Moral Obligation
4.00%, due 6/1/42	2,635,000	2,460,315
Series A, Insured: BAM Moral Obligation
4.00%, due 6/1/52	4,700,000	4,092,886
Series A, Insured: BAM Moral Obligation
4.00%, due 6/1/56	6,255,000	5,383,820
Colorado Educational & Cultural Facilities Authority, Liberty Common School Project, Revenue Bonds
Series A, Insured: BAM Moral Obligation
4.25%, due 1/15/64	21,105,000	19,385,717
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-2, Insured: BAM
3.25%, due 8/1/49	11,600,000	9,263,729
Series A-1
4.00%, due 8/1/44	4,750,000	4,308,568
Series A-2
4.00%, due 8/1/49	21,105,000	18,445,996
Series A-2
5.00%, due 8/1/44	11,425,000	11,623,322

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Colorado (continued)
Colorado Health Facilities Authority, Covenant Retirement Communities, Revenue Bonds
Series A
5.00%, due 12/1/48	$ 6,715,000	$ 6,649,307
Copper Ridge Metropolitan District, Revenue Bonds
5.00%, due 12/1/39	3,750,000	3,756,390
Cottonwood Creek Metropolitan District No. 5, Limited General Obligation
(zero coupon), due 12/1/55 (a)(f)	5,000,000	3,803,441
Denver Health & Hospital Authority, 550 Acoma, Inc., Certificate of Participation
5.00%, due 12/1/48	1,755,000	1,763,264
Denver Health & Hospital Authority, Revenue Bonds
Series A
5.25%, due 12/1/45	4,250,000	4,251,578
E-470 Public Highway Authority, Revenue Bonds
Series B, Insured: NATL-RE
(zero coupon), due 9/1/29	4,510,000	4,053,034
Series B, Insured: NATL-RE
(zero coupon), due 9/1/30	500,000	436,047
Series B, Insured: NATL-RE
(zero coupon), due 9/1/35	2,245,000	1,388,747
Series B, Insured: NATL-RE
(zero coupon), due 9/1/37	1,170,000	652,670
Series A
(zero coupon), due 9/1/39	1,800,000	1,057,913
Series B, Insured: NATL-RE
(zero coupon), due 9/1/39	515,000	258,990
Series A
(zero coupon), due 9/1/40	3,450,000	1,904,952
Series A
(zero coupon), due 9/1/41	3,925,000	2,048,240
Evan's Place Metropolitan District, Limited General Obligation
Series A-3
5.00%, due 12/1/50	2,660,000	2,517,165
Granary Metropolitan District No. 9, Special Assessment
5.45%, due 12/1/44 (a)	3,040,000	3,050,749
	Principal Amount	Value

Colorado (continued)
Green Gables Metropolitan District No. 2, Limited General Obligation
Series A, Insured: BAM
5.125%, due 12/1/53	$ 675,000	$ 690,310
Series A, Insured: BAM
5.25%, due 12/1/58	575,000	589,756
Johnstown Plaza Metropolitan District, Limited General Obligation
4.25%, due 12/1/46	8,220,000	7,270,874
Jones District Community Authority Board, Revenue Bonds
Series A
5.75%, due 12/1/50 (f)	4,550,000	4,429,149
Lafferty Canyon Metropolitan District, Limited General Obligation
Series A
5.625%, due 12/1/55	1,500,000	1,505,545
North Range Metropolitan District No. 3, Limited General Obligation
Series A-3
5.25%, due 12/1/50	1,000,000	1,004,667
Park Creek Metropolitan District, Revenue Bonds, Senior Lien
Series A, Insured: AG
4.00%, due 12/1/37	2,790,000	2,828,885
Series A, Insured: AG
4.00%, due 12/1/46	10,000,000	9,314,801
Prairie Center Metropolitan District No. 3, Limited General Obligation
Series A
5.875%, due 12/15/46	2,125,000	2,241,040
Southglenn Metropolitan District, Special Revenue, Limited General Obligation
5.00%, due 12/1/46	2,100,000	2,004,013
Sterling Ranch Community Authority Board, Limited Tax Supported District No. 2, Revenue Bonds
Series A
4.25%, due 12/1/50	1,250,000	1,276,239
Village Metropolitan District (The), Special Revenue and Limited Property Tax, Limited General Obligation
5.00%, due 12/1/40	750,000	756,366
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Colorado (continued)
Villages at Castle Rock Metropolitan District No. 6, Limited General Obligation
Series A, Insured: AG-CR
4.125%, due 12/1/51 (a)	$ 17,949,000	$ 16,093,617
		223,578,042
Connecticut 0.4%
City of New Haven, Unlimited General Obligation
Series A
4.00%, due 8/1/40	2,000,000	1,992,275
City of West Haven, Unlimited General Obligation
Insured: BAM
4.00%, due 9/15/41	1,130,000	1,130,081
Connecticut State Health & Educational Facilities Authority, University of Hartford (The), Revenue Bonds
Series N
4.00%, due 7/1/39	5,550,000	4,777,485
Series N
4.00%, due 7/1/44	3,500,000	2,791,434
Series N
4.00%, due 7/1/49	500,000	377,601
Series N
5.00%, due 7/1/31	575,000	583,119
Series N
5.00%, due 7/1/33	475,000	479,332
Series N
5.00%, due 7/1/34	700,000	704,346
Connecticut State Health & Educational Facilities Authority, Jerome Home, Revenue Bonds
Series E
4.00%, due 7/1/51	1,250,000	988,688
Connecticut State Health & Educational Facilities Authority, Mary Wade Home Obligated Group, Revenue Bonds (a)
Series A-1
4.50%, due 10/1/34	2,350,000	2,223,022
Series A-1
5.00%, due 10/1/39	1,000,000	924,311
	Principal Amount	Value

Connecticut (continued)
Connecticut State Health & Educational Facilities Authority, McLean Issue, Revenue Bonds
Series A
5.00%, due 1/1/30 (a)	$ 500,000	$ 500,344
Connecticut State Health & Educational Facilities Authority, University of New Haven, Inc., Revenue Bonds
Series K-3
5.00%, due 7/1/48	5,640,000	5,409,227
Connecticut State Health & Educational Facilities Authority, Griffin Health Obligated Group, Revenue Bonds
Series G-1
5.00%, due 7/1/50 (a)	1,750,000	1,652,583
Connecticut State Health & Educational Facilities Authority, Church Home of Hartford Obligated Group, Revenue Bonds
Series A
5.00%, due 9/1/53 (a)	2,235,000	2,085,541
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program, Revenue Bonds
Series B, Insured: BAM
3.25%, due 11/15/35 (b)	3,855,000	3,536,087
Hartford Stadium Authority, Stadium Authority Lease, Revenue Bonds
Series A
5.00%, due 2/1/36	1,475,000	1,476,209
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, Tax Allocation (a)
4.00%, due 4/1/31	700,000	711,204
4.00%, due 4/1/36	1,090,000	1,091,092
4.00%, due 4/1/41	1,785,000	1,691,995
4.00%, due 4/1/51	1,250,000	1,074,505
		36,200,481

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Delaware 0.4%
County of Kent, Student Housing & Dining Facility, CHF-Dover LLC, Delaware State University Project, Revenue Bonds
Series A
5.00%, due 7/1/40	$ 1,050,000	$ 1,054,319
Series A
5.00%, due 7/1/48	2,735,000	2,601,831
Series A
5.00%, due 7/1/53	4,040,000	3,766,018
Series A
5.00%, due 7/1/58	8,100,000	7,452,153
Delaware State Economic Development Authority, Newark Charter School, Inc., Revenue Bonds
4.00%, due 9/1/51	1,600,000	1,350,485
5.00%, due 9/1/50	2,100,000	2,102,443
Delaware State Economic Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue Bonds
Series B
5.25%, due 11/15/53	4,790,000	4,814,659
Delaware State Health Facilities Authority, Beebe Medical Center, Revenue Bonds
4.25%, due 6/1/38	2,235,000	2,196,488
5.00%, due 6/1/37	1,000,000	1,017,337
Delaware State Health Facilities Authority, Beebe Medical Center, Inc., Revenue Bonds
Insured: BAM
4.375%, due 6/1/48	9,300,000	8,598,846
Insured: BAM
5.00%, due 6/1/48	2,665,000	2,670,755
		37,625,334
District of Columbia 1.6%
District of Columbia, KIPP DC Project, Revenue Bonds
4.00%, due 7/1/49	3,420,000	2,919,954
District of Columbia, Provident Group-Howard Properties LLC, Revenue Bonds
5.00%, due 10/1/30	1,130,000	1,130,140
5.00%, due 10/1/45	5,055,000	4,761,655
	Principal Amount	Value

District of Columbia (continued)
District of Columbia, Friendship Public Charter School, Revenue Bonds
Series A
5.00%, due 6/1/46	$ 1,400,000	$ 1,399,679
District of Columbia, International School Obligated Group, Revenue Bonds
5.00%, due 7/1/54	2,550,000	2,484,823
District of Columbia, Revenue Bonds
5.00%, due 6/1/55	4,110,000	3,793,575
District of Columbia, Methodist Home of the District of Columbia, Revenue Bonds
Series A
5.25%, due 1/1/39	605,000	539,467
Metropolitan Washington Airports Authority, Dulles Toll Road, Revenue Bonds, Senior Lien
Series B
(zero coupon), due 10/1/39	5,005,000	2,765,365
Metropolitan Washington Airports Authority, Dulles Toll Road, Revenue Bonds, Sub. Lien
Series B
4.00%, due 10/1/49	99,895,000	89,157,157
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Senior Lien
Series A, Insured: AG
4.00%, due 10/1/52	4,000,000	3,608,159
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Sub. Lien
Series B, Insured: AG
4.00%, due 10/1/53	12,950,000	11,660,923
Metropolitan Washington Airports Authority, Dulles Metrorail and Capital Improvement Projects, Revenue Bonds, Sub. Lien
Series B
4.00%, due 10/1/53	1,000,000	873,236
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
District of Columbia (continued)
Metropolitan Washington Airports Authority, Airport System, Revenue Bonds (b)
Series A
5.00%, due 10/1/32	$ 15,750,000	$ 15,985,963
Series A
5.00%, due 10/1/46	7,795,000	7,986,347
		149,066,443
Florida 3.3%
Capital Projects Finance Authority, Provident Group - Continuum Properties LLC, Revenue Bonds, Senior Lien
Series A-1
5.00%, due 11/1/53	3,125,000	2,997,032
Capital Trust Agency, Inc., Wonderful Foundations Charter School, Revenue Bonds
Series B
(zero coupon), due 1/1/60	16,000,000	1,431,973
Series A-1
5.00%, due 1/1/55 (a)	1,750,000	1,486,232
Capital Trust Agency, Inc., Odyssey Charter School, Inc., Revenue Bonds
Series A
5.50%, due 7/1/47 (a)	2,000,000	2,001,256
Capital Trust Authority Educational Facilities, St. Johns Classical Academy, Inc. Project, Revenue Bonds
Series A
5.25%, due 6/15/59 (a)	1,000,000	913,299
Celebration Community Development District, Assessment Area 1 Project, Special Assessment
3.125%, due 5/1/41	590,000	507,688
4.00%, due 5/1/51	845,000	712,008
CFM Community Development District, Capital Improvement, Special Assessment
3.35%, due 5/1/41	200,000	164,437
4.00%, due 5/1/51	290,000	233,751
	Principal Amount	Value

Florida (continued)
Charlotte County Industrial Development Authority, MSKP Town & Country Utility LLC, Revenue Bonds
5.00%, due 10/1/49 (a)	$ 1,700,000	$ 1,680,009
City of Atlantic Beach, Fleet Landing Project, Revenue Bonds
Series A
5.00%, due 11/15/48	3,000,000	2,938,370
Series B
5.625%, due 11/15/43	1,500,000	1,500,884
City of Fort Myers, Utility System, Revenue Bonds
Series A
4.00%, due 10/1/49	10,155,000	9,606,453
City of Pompano Beach, John Knox Village Project, Revenue Bonds
Series A
4.00%, due 9/1/51	650,000	523,360
Series A
4.00%, due 9/1/56	4,915,000	3,855,396
Collier County Health Facilities Authority, Moorings, Inc. Obligated Group (The), Revenue Bonds
4.00%, due 5/1/52	7,900,000	6,704,118
Cordova Palms Community Development District, Special Assessment
3.00%, due 5/1/41	730,000	597,030
County of Osceola, Transportation, Revenue Bonds
Series A-1, Insured: AG-CR
4.00%, due 10/1/54	4,345,000	3,968,204
Series A-1
5.00%, due 10/1/44	11,000,000	11,150,347
County of Palm Beach, Palm Beach Atlantic University Project, Revenue Bonds
Series A
5.75%, due 10/1/65 (a)	10,500,000	10,801,828
Cypress Ridge Community Development District, Assessment Area One Project, Special Assessment
5.625%, due 5/1/43	1,160,000	1,198,183
5.875%, due 5/1/53	930,000	956,541

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida (continued)
Elevation Pointe Community Development District, Special Assessment
Series A-1
4.60%, due 5/1/52	$ 1,090,000	$ 1,005,819
Epperson North Community Development District, Assessment Area 3, Special Assessment
Series A
3.40%, due 11/1/41	3,030,000	2,544,419
Epperson North Community Development District, Assessment Area 2, Special Assessment
3.50%, due 5/1/41	1,385,000	1,205,735
Escambia County Health Facilities Authority, Baptist Health Care Corp. Obligated Group, Revenue Bonds
Series A
4.00%, due 8/15/50	4,865,000	4,183,431
Florida Development Finance Corp., UF Health Jacksonville Project, Revenue Bonds
Series A, Insured: AG-CR
4.00%, due 2/1/52	14,005,000	13,082,045
Series A
5.00%, due 2/1/40	2,600,000	2,681,930
Series A
5.00%, due 2/1/52	1,650,000	1,602,519
Florida Development Finance Corp., River City Education Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/55	1,375,000	1,126,573
Florida Development Finance Corp., Florida Charter Foundation, Inc. Project, Revenue Bonds
Series A
4.75%, due 7/15/36 (a)	4,755,000	4,694,330
Florida Development Finance Corp., Mater Academy Project, Revenue Bonds
Series A
5.00%, due 6/15/47	1,700,000	1,654,705
Series A
5.00%, due 6/15/50	3,000,000	2,880,463
	Principal Amount	Value

Florida (continued)
Florida Development Finance Corp., Mater Academy Project, Revenue Bonds (continued)
Series A
5.00%, due 6/15/52	$ 1,275,000	$ 1,216,901
Series A
5.00%, due 6/15/55	25,510,000	24,183,840
Florida Higher Educational Facilities Financial Authority, Ringling College Project, Revenue Bonds
5.00%, due 3/1/47	4,750,000	4,648,245
Florida Higher Educational Facilities Financing Authority, Ringling College Project, Revenue Bonds
4.00%, due 3/1/47	6,515,000	5,464,994
Florida Higher Educational Facilities Financing Authority, Saint Leo University Project, Revenue Bonds
5.00%, due 3/1/44	1,370,000	1,066,618
5.00%, due 3/1/49	1,630,000	1,201,028
Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Revenue Bonds
Series A
3.50%, due 8/1/55	3,800,000	2,916,645
Series A, Insured: BAM
4.00%, due 8/1/50	40,340,000	36,722,648
Series A
4.00%, due 8/1/55	52,185,000	47,045,706
Lakewood Ranch Stewardship District, Star Farms at Lakewood Ranch Project Phase 1 and 2, Special Assessment
3.00%, due 5/1/41	545,000	454,271
4.00%, due 5/1/52	655,000	545,377
Lee County Industrial Development Authority, Revenue Bonds
Series A-1
4.00%, due 4/1/49	4,015,000	3,603,435
Madeira Community Development District, Assessment Area No. 2, Special Assessment
5.50%, due 5/1/45	900,000	904,274
5.80%, due 5/1/55	1,715,000	1,727,872
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida (continued)
Miami Beach Health Facilities Authority, Mt Sinai Medical Center, Revenue Bonds
Series B
3.00%, due 11/15/51	$ 4,190,000	$ 3,005,576
5.00%, due 11/15/39	2,230,000	2,231,627
Middleton Community Development District A, 2024 Assessment Area, Special Assessment
4.55%, due 5/1/44	600,000	582,448
4.75%, due 5/1/55	1,150,000	1,091,210
Mirada II Community Development District, Capital Improvement, Special Assessment
3.125%, due 5/1/31	495,000	457,690
3.50%, due 5/1/41	980,000	830,901
Mirada II Community Development District 2021, Capital Improvement, Special Assessment
4.00%, due 5/1/51	1,880,000	1,546,909
New Port Tampa Bay Community Development District, Special Assessment
3.50%, due 5/1/31	310,000	301,565
4.125%, due 5/1/52	365,000	309,060
North Powerline Road Community Development District, Special Assessment
3.625%, due 5/1/40	500,000	455,122
4.00%, due 5/1/51	1,075,000	907,162
Osceola County Expressway Authority, Poinciana Parkway Project, Revenue Bonds, Senior Lien
Series B-2
6.00%, due 10/1/36 (f)	3,700,000	4,345,518
Palm Beach County Health Facilities Authority, Toby & Leon Cooperman Sinai residencies of Boca Raton, Revenue Bonds
4.00%, due 6/1/36	4,000,000	3,847,039
	Principal Amount	Value

Florida (continued)
Pinellas County Educational Facilities Authority, Pinellas Academy Math & Science Project, Revenue Bonds
Series A
5.00%, due 12/15/48 (a)	$ 3,030,000	$ 2,971,984
Polk County Industrial Development Authority, Carpenter's Home Estates, Inc. Project, Revenue Bonds
Series A
5.00%, due 1/1/39	1,750,000	1,765,746
Series A
5.00%, due 1/1/55	800,000	750,627
Preston Cove Community Development District, Special Assessment
4.00%, due 5/1/42	1,825,000	1,661,189
Saltleaf Community Development District, Series 2024 Assessments, Special Assessment
5.625%, due 5/1/44	1,500,000	1,527,839
6.00%, due 5/1/56	1,500,000	1,531,842
Sawyers Landing Community Development District, Special Assessment
3.75%, due 5/1/31	1,550,000	1,551,643
4.25%, due 5/1/53	3,000,000	2,594,684
Shingle Creek at Bronson Community Development District, Special Assessment
3.50%, due 6/15/41	1,000,000	914,611
South Broward Hospital District, Revenue Bonds
Series A
3.00%, due 5/1/51	17,550,000	12,682,000
Southern Groves Community Development District No. 5, Series 2024 Assessment Area, Special Assessment
5.70%, due 5/1/50	920,000	960,620
Stillwater Community Development District, 2021 Project, Special Assessment (a)
3.00%, due 6/15/31	410,000	389,288
3.50%, due 6/15/41	2,285,000	1,960,280

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida (continued)
Tradition Community Development District No. 9, Special Assessment
3.00%, due 5/1/41	$ 1,800,000	$ 1,459,988
Tradition Community Development District No. 9, Community Infrastructure, Special Assessment
5.40%, due 5/1/45	710,000	714,438
5.65%, due 5/1/56	880,000	885,686
Two Lakes Community Development District, Special Assessment
5.00%, due 5/1/55	1,500,000	1,510,168
Two Rivers North Community Development District, Special Assessment
5.25%, due 5/1/52	1,500,000	1,512,574
V-Dana Community Development District, Special Assessment
3.625%, due 5/1/41	1,040,000	933,420
Veranda Community Development District II, Special Assessment
3.60%, due 5/1/41 (a)	235,000	206,204
Viera Stewardship District, Village 2 Project, Special Assessment
Series 2
5.30%, due 5/1/43	2,340,000	2,414,233
Series 2
5.50%, due 5/1/54	3,300,000	3,334,957
Village Community Development District No. 15, Special Assessment (a)
4.55%, due 5/1/44	1,000,000	964,799
4.80%, due 5/1/55	3,250,000	3,103,767
5.00%, due 5/1/43	840,000	852,030
5.25%, due 5/1/54	2,630,000	2,640,360
Windward at Lakewood Ranch Community Development District, Phase 2 Project, Special Assessment
4.00%, due 5/1/42	1,765,000	1,576,824
4.25%, due 5/1/52	2,205,000	1,869,993
		309,445,843
	Principal Amount	Value

Georgia 1.7%
Atlanta Urban Redevelopment Agency, Atlanta BeltLine Special Service District, Revenue Bonds
Insured: BAM
3.625%, due 7/1/42 (a)	$ 5,355,000	$ 4,853,784
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds
Series A
4.00%, due 7/1/49	9,600,000	8,862,590
Columbia County Hospital Authority, WellStar Health System, Revenue Bonds
Series A
5.75%, due 4/1/53	10,500,000	11,342,321
DeKalb County Development Authority, GLOBE Academy, Inc. (The), Revenue Bonds
Series A
5.00%, due 6/1/50	300,000	293,714
Series A
5.00%, due 6/1/55	400,000	386,129
Series A
5.00%, due 6/1/63	1,315,000	1,240,456
Development Authority of Burke County (The), Oglethorpe Power Corp., Revenue Bonds
Series C
4.125%, due 11/1/45	18,145,000	16,696,955
Series D
4.125%, due 11/1/45	7,000,000	6,441,371
Development Authority of Cobb County (The), Kennesaw State University, Revenue Bonds, Junior Lien
Series C
5.00%, due 7/15/38	2,305,000	2,304,970
Fulton County Residential Care Facilities for the Elderly Authority, Lenbrook Square Foundation, Inc., Revenue Bonds
5.00%, due 7/1/36	3,500,000	3,517,227
5.00%, due 7/1/42	1,100,000	1,101,575
Gainesville & Hall County Development Authority, Riverside Military Academy, Inc., Revenue Bonds
5.125%, due 3/1/52	1,500,000	750,000
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Georgia (continued)
George L Smith II Congress Center Authority, Convention Centre Hotel, Revenue Bonds
Series A
4.00%, due 1/1/54	$ 4,750,000	$ 4,065,980
Series B
5.00%, due 1/1/54 (a)	4,000,000	3,800,876
Main Street Natural Gas, Inc., Revenue Bonds
Series A
4.00%, due 5/15/39	6,550,000	6,518,234
Series A
5.00%, due 5/15/38	3,500,000	3,797,219
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A, Insured: BAM
4.00%, due 1/1/49	14,150,000	13,318,205
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Revenue Bonds
Series B
4.00%, due 1/1/49	11,335,000	10,152,112
Series B, Insured: BAM
4.00%, due 1/1/49	56,515,000	53,192,817
Municipal Electric Authority of Georgia, Revenue Bonds
Series A
4.00%, due 1/1/59	5,000,000	4,383,174
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project, Revenue Bonds
Series A, Insured: AG
5.00%, due 7/1/52	1,500,000	1,536,446
		158,556,155
Guam 0.4%
Guam Department of Education, John F. Kennedy High School Refunding & Energy Efficiency Project, Certificate of Participation
Series A
4.25%, due 2/1/30	1,190,000	1,193,792
Series A
5.00%, due 2/1/40	4,825,000	4,866,524
	Principal Amount	Value

Guam (continued)
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 7/1/40	$ 230,000	$ 233,300
Series A
5.00%, due 1/1/50	7,370,000	7,426,470
Port Authority of Guam, Revenue Bonds
Series A
5.00%, due 7/1/48	2,350,000	2,364,165
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	5,820,000	5,890,123
Series D
5.00%, due 11/15/32	2,000,000	2,001,378
Series D
5.00%, due 11/15/34	4,580,000	4,583,155
Series D
5.00%, due 11/15/35	5,600,000	5,603,857
		34,162,764
Hawaii 0.5%
Kauai County Community Facilities District No. 2008-1, Kukui'ula Development Project, Special Tax
4.375%, due 5/15/42	2,300,000	2,132,366
5.00%, due 5/15/49	4,250,000	4,171,636
5.00%, due 5/15/51	5,585,000	5,441,694
State of Hawaii, Department of Budget & Finance, Revenue Bonds
3.20%, due 7/1/39	2,750,000	2,442,933
State of Hawaii, Airports System, Revenue Bonds
Series A
5.50%, due 7/1/54 (b)	5,000,000	5,403,603
State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Inc., Revenue Bonds (b)
Insured: AG-CR
3.50%, due 10/1/49	25,800,000	21,202,737
Series B
4.00%, due 3/1/37	5,000,000	4,939,131

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Hawaii (continued)
State of Hawaii Department of Budget & Finance, Chaminade University of Honolulu, Revenue Bonds
Series A
5.00%, due 1/1/45 (a)	$ 1,500,000	$ 1,273,725
		47,007,825
Idaho 0.1%
Idaho Health Facilities Authority, St. Luke's Health System Ltd., Revenue Bonds
Series A, Insured: AG-CR
3.00%, due 3/1/51	4,000,000	2,934,626
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds
5.00%, due 9/1/37	2,100,000	2,103,921
Idaho Housing & Finance Association, Gem Prep: Meridian Project, Revenue Bonds
Series A, Insured: School Bond Guaranty
4.00%, due 5/1/57	4,315,000	3,627,324
Spring Valley Community Infrastructure District No. 1, Assessment Area Two, Special Assessment
6.25%, due 9/1/54 (a)	4,000,000	4,124,274
		12,790,145
Illinois 9.3%
Bridgeview Finance Corp., Revenue Bonds
Series A, Insured: BAM
5.00%, due 12/1/42	7,150,000	7,154,175
Chicago Board of Education, Capital Appreciation, School Reform, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 12/1/27	5,125,000	4,739,234
Series B-1, Insured: NATL-RE
(zero coupon), due 12/1/30	12,900,000	10,620,558
Series A, Insured: NATL-RE
(zero coupon), due 12/1/31	170,000	134,399
Series B-1, Insured: NATL-RE
(zero coupon), due 12/1/31	1,095,000	866,722
	Principal Amount	Value

Illinois (continued)
Chicago Board of Education, Unlimited General Obligation
Series B
4.00%, due 12/1/38	$ 3,750,000	$ 3,387,989
Series A
4.00%, due 12/1/42	2,965,000	2,461,429
Series A
4.00%, due 12/1/43	4,000,000	3,247,957
Series A, Insured: BAM
4.00%, due 12/1/47	43,945,000	34,286,711
Series A
5.00%, due 12/1/30	3,500,000	3,578,980
Series B
5.00%, due 12/1/31	4,650,000	4,770,296
Series A
5.00%, due 12/1/37	13,405,000	13,287,378
Series A
5.00%, due 12/1/38	5,150,000	5,074,731
Series A
5.00%, due 12/1/42	10,205,000	9,648,427
Series D
5.00%, due 12/1/46	11,600,000	10,538,765
Series D
5.00%, due 12/1/46	1,500,000	1,362,771
Series H
5.00%, due 12/1/46	6,470,000	5,878,087
Series A
5.00%, due 12/1/47	33,695,000	30,405,428
Series A
5.75%, due 12/1/50	15,000,000	14,914,928
Chicago Board of Education, Dedicated Capital Improvement, Unlimited General Obligation
Series C
5.00%, due 12/1/34	2,270,000	2,270,499
Series H
5.00%, due 12/1/36	1,915,000	1,906,219
Series G
5.00%, due 12/1/44	2,785,000	2,578,695
Series B
7.00%, due 12/1/42 (a)	9,600,000	9,978,550
Series A
7.00%, due 12/1/44	10,975,000	11,003,050
Series A
7.00%, due 12/1/46 (a)	3,650,000	3,791,858
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
5.00%, due 4/1/35	$ 1,615,000	$ 1,654,304
5.00%, due 4/1/36	1,270,000	1,296,400
Insured: BAM
5.00%, due 4/1/42	3,500,000	3,525,777
5.00%, due 4/1/46	4,650,000	4,502,897
5.75%, due 4/1/48	5,750,000	6,033,230
6.00%, due 4/1/46	41,400,000	41,846,035
Chicago Board of Education, Project, Unlimited General Obligation
Series C
5.25%, due 12/1/39	505,000	498,030
Chicago O'Hare International Airport, TrIPs Obligated Group, Revenue Bonds
5.00%, due 7/1/38 (b)	1,500,000	1,526,478
Chicago O'Hare International Airport, General, Revenue Bonds, Senior Lien
Series A, Insured: AG
5.50%, due 1/1/53 (b)	4,690,000	4,874,724
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien
Series A
5.50%, due 1/1/55 (b)	1,750,000	1,825,785
City of Chicago, City Colleges Capital Improvement Project, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 1/1/34	300,000	221,577
City of Chicago, Unlimited General Obligation
Series A
5.00%, due 1/1/39	5,650,000	5,696,409
Series A
5.00%, due 1/1/40	3,100,000	3,105,968
Series A
5.00%, due 1/1/44	11,150,000	10,606,279
Series A
5.50%, due 1/1/49	1,625,000	1,600,530
Series A
6.00%, due 1/1/38	36,910,000	37,683,349
	Principal Amount	Value

Illinois (continued)
City of Galesburg, Knox College Project, Revenue Bonds
Series A
4.00%, due 10/1/46	$ 6,700,000	$ 5,296,684
City of Marion, STAR Bond District Project Area No. 1, Revenue Bonds
6.625%, due 6/1/55	4,270,000	4,290,013
Illinois Finance Authority, Midwestern University Foundation, Revenue Bonds
Series A
2.25%, due 7/1/33 (b)	500,000	432,465
Illinois Finance Authority, University of Illinois Health Services, Revenue Bonds
4.00%, due 10/1/50	13,850,000	12,119,772
4.00%, due 10/1/55	8,900,000	7,659,913
Illinois Finance Authority, Bradley University, Revenue Bonds
Series A
4.00%, due 8/1/51	3,225,000	2,569,715
Illinois Finance Authority, Learn Charter School Project, Revenue Bonds
4.00%, due 11/1/51	1,600,000	1,378,718
4.00%, due 11/1/56	750,000	635,434
Illinois Finance Authority, Rosalind Franklin University of Medicine & Science, Revenue Bonds
Series C
4.25%, due 8/1/42	2,900,000	2,656,740
Illinois Finance Authority, Friendship Village Schaumburg, Revenue Bonds (d)(e)
5.00%, due 2/15/37	6,576,870	197,306
5.125%, due 2/15/45	5,096,516	152,896
Illinois Finance Authority, Columbia College Chicago, Revenue Bonds
Series A
5.00%, due 12/1/37	9,650,000	9,213,321
Illinois Finance Authority, Christian Homes, Inc., Revenue Bonds
5.00%, due 5/15/40 (d)(e)	405,837	20,292
Illinois Finance Authority, Navy Pier, Inc., Revenue Bonds
Series B
5.00%, due 10/1/44 (a)	750,000	742,338

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Illinois Finance Authority, Franciscan Communities, Inc., Revenue Bonds
Series A
5.00%, due 5/15/47	$ 1,155,000	$ 1,109,312
Illinois Finance Authority, Chicago International School Project, Revenue Bonds
Series A
5.00%, due 12/1/47	3,000,000	2,946,229
Illinois Finance Authority, Rosalind Franklin University of Medicine and Science, Revenue Bonds
Series C
5.00%, due 8/1/49	1,300,000	1,280,844
Illinois Finance Authority, Student Housing & Academic Facility, CHF-Chicago LLC, University of Illinois at Chicago Project, Revenue Bonds
Series A
5.00%, due 2/15/50	7,985,000	7,637,255
Illinois Finance Authority, Roosevelt University, Revenue Bonds (a)
Series A
6.00%, due 4/1/38	2,840,000	2,896,138
Series A
6.125%, due 4/1/49	900,000	900,277
Series A
6.125%, due 4/1/58	1,455,000	1,435,445
Macon County School District No. 61, Unlimited General Obligation
Series C, Insured: AG
4.00%, due 1/1/40	2,500,000	2,463,250
Series C, Insured: AG
4.00%, due 1/1/45	2,875,000	2,767,158
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A, Insured: AG-CR
(zero coupon), due 6/15/30	5,675,000	4,884,600
Series A, Insured: NATL-RE
(zero coupon), due 12/15/32	37,700,000	29,519,194
Series A, Insured: NATL-RE
(zero coupon), due 6/15/33	1,165,000	894,164
	Principal Amount	Value

Illinois (continued)
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds (continued)
Series A, Insured: NATL-RE
(zero coupon), due 12/15/33	$ 2,250,000	$ 1,691,864
Series A, Insured: NATL-RE
(zero coupon), due 6/15/34	45,315,000	33,348,228
Series A, Insured: NATL-RE
(zero coupon), due 12/15/36	33,795,000	22,050,906
Series A, Insured: NATL-RE
(zero coupon), due 6/15/37	6,000,000	3,815,468
Series A
(zero coupon), due 6/15/37	3,000,000	1,907,734
Series A, Insured: NATL-RE
(zero coupon), due 12/15/37	29,910,000	18,529,463
Series A, Insured: NATL-RE
(zero coupon), due 6/15/38	14,365,000	8,667,967
Series A
(zero coupon), due 12/15/39	3,500,000	1,942,544
Series A, Insured: AG-CR NATL-RE
(zero coupon), due 12/15/40	27,700,000	14,852,505
Series B-1, Insured: AG
(zero coupon), due 6/15/43	32,130,000	14,678,150
Series B-1, Insured: AG
(zero coupon), due 6/15/44	13,660,000	5,865,567
Series B-1, Insured: AG
(zero coupon), due 6/15/47	6,270,000	2,284,122
Series B
(zero coupon), due 12/15/50	37,865,000	11,058,515
Series B
(zero coupon), due 12/15/51	57,100,000	15,795,059
Series A, Insured: AG
(zero coupon), due 12/15/52	6,180,000	1,688,868
Series B, Insured: BAM
(zero coupon), due 12/15/54	56,510,000	13,954,964
Series A, Insured: BAM
(zero coupon), due 12/15/56	51,050,000	11,382,848
Series B, Insured: AG
(zero coupon), due 12/15/56	32,250,000	7,190,928
Series A, Insured: BAM
4.00%, due 12/15/42	2,500,000	2,399,548
Series A
4.00%, due 6/15/50	23,900,000	20,716,214
Series A
4.00%, due 6/15/52	27,500,000	23,578,530
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds (continued)
Series B
5.00%, due 6/15/42	$ 1,430,000	$ 1,462,638
Series A
5.00%, due 6/15/50	1,000,000	1,002,120
Metropolitan Pier & Exposition Authority, Mccormick Place Expansion Project, Revenue Bonds
Series A
(zero coupon), due 12/15/38	3,750,000	2,202,556
Metropolitan Pier & Exposition Authority, Revenue Bonds
Series B-1, Insured: AG
(zero coupon), due 6/15/45	3,150,000	1,281,600
Metropolitan Pier & Exposition Authority, State of Illinois McCormick Place Expansion Project Fund, Revenue Bonds
Series A
4.00%, due 12/15/47	3,550,000	3,140,466
Northern Illinois University, Auxiliary Facilities System, Revenue Bonds
Insured: BAM
4.00%, due 10/1/40	1,245,000	1,226,084
Insured: BAM
4.00%, due 10/1/41	1,660,000	1,628,827
Northern Illinois University, Certificate of Participation
Insured: BAM
4.25%, due 4/1/44	3,250,000	3,066,073
Insured: BAM
5.50%, due 4/1/49	2,000,000	2,111,833
Sangamon County Water Reclamation District, Alternative Revenue Source, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 1/1/49	13,600,000	12,667,876
State of Illinois, Unlimited General Obligation
Insured: BAM
4.00%, due 6/1/41	27,720,000	27,031,252
	Principal Amount	Value

Illinois (continued)
State of Illinois, Unlimited General Obligation (continued)
Series C
4.00%, due 10/1/41	$ 7,550,000	$ 7,196,871
Series C, Insured: BAM
4.00%, due 10/1/42	8,650,000	8,283,682
Series C, Insured: AG-CR
4.25%, due 10/1/45	23,200,000	22,301,715
Series A
5.00%, due 12/1/27	2,315,000	2,411,026
Series B
5.00%, due 12/1/27	8,915,000	9,284,792
5.00%, due 2/1/28	2,700,000	2,765,781
Series C
5.00%, due 11/1/29	14,135,000	14,673,422
Series A
5.00%, due 12/1/31	1,485,000	1,540,628
Series A
5.00%, due 12/1/39	2,400,000	2,448,313
5.75%, due 5/1/45	16,820,000	17,737,491
State of Illinois, Rebuild Illinois Program, Unlimited General Obligation
Series C
4.00%, due 11/1/41	19,300,000	18,371,685
Upper Illinois River Valley Development Authority, Morris Hospital Obligated Group, Revenue Bonds
5.00%, due 12/1/43	1,600,000	1,611,408
5.00%, due 12/1/48	13,055,000	13,116,477
Village of Bellwood, Bellwood Workforce Housing Project, Tax Allocation
5.00%, due 12/1/50	1,750,000	1,757,693
Village of Bridgeview, Unlimited General Obligation
Series A
5.125%, due 12/1/44	100,000	91,208
Series A
5.50%, due 12/1/43	1,545,000	1,519,566
Series A
5.50%, due 12/1/43	1,260,000	1,225,359
Series A
5.625%, due 12/1/41	3,940,000	3,940,252
Series A
5.75%, due 12/1/35	2,705,000	2,706,878

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Village of Oak Lawn, Corporate Purpose, Unlimited General Obligation
Insured: NATL-RE
4.40%, due 12/1/26	$ 400,000	$ 397,324
Insured: NATL-RE
4.45%, due 12/1/28	430,000	424,224
Insured: NATL-RE
4.50%, due 12/1/30	475,000	475,191
Insured: NATL-RE
4.50%, due 12/1/32	520,000	507,121
Insured: NATL-RE
4.50%, due 12/1/34	575,000	575,254
Village of Riverdale, Unlimited General Obligation
8.00%, due 10/1/36	1,495,000	1,498,528
Village of Romeoville, Lewis University, Revenue Bonds
Series B
4.125%, due 10/1/41	3,750,000	3,350,265
Series B
5.00%, due 10/1/36	1,000,000	1,000,192
Series B
5.00%, due 10/1/39	2,275,000	2,274,988
		868,193,732
Indiana 0.5%
City of Mount Vernon, Southern Indiana Gas & Electric Co., Revenue Bonds
4.25%, due 9/1/55 (b)(c)	7,750,000	7,846,868
County of Warrick, Southern Indiana Gas & Electric Co., Revenue Bonds
4.25%, due 9/1/55 (b)(c)	7,350,000	7,441,868
Indiana Finance Authority, Marian University, Inc., Revenue Bonds
Series A
4.00%, due 9/15/44	1,090,000	919,594
Indiana Finance Authority, University of Indianapolis Education Facilities Project, Revenue Bonds
5.00%, due 10/1/43	2,000,000	1,981,955
Indiana Finance Authority, BHI Senior Living, Inc., Revenue Bonds
Series A
5.00%, due 11/15/53	14,750,000	14,144,468
	Principal Amount	Value

Indiana (continued)
Indiana Finance Authority, Unidy Properties LLC, Revenue Bonds
5.25%, due 7/1/55	$ 1,000,000	$ 910,920
5.75%, due 7/1/60	3,750,000	3,644,710
Indiana Finance Authority, Margaret Mary Community Hospital Obligated Group, Revenue Bonds
Series A
5.75%, due 3/1/54	7,250,000	7,635,533
Indiana Finance Authority, United States Steel Corp., Revenue Bonds
Series A
6.75%, due 5/1/39 (b)	1,250,000	1,400,800
		45,926,716
Iowa 1.2%
City of Coralville, Annual Appropriation, Revenue Bonds
Series B
4.25%, due 5/1/37	920,000	821,580
Series C
5.00%, due 5/1/42	6,900,000	6,843,699
City of Coralville, Annual Appropriation, Tax Allocation
Series C
4.50%, due 5/1/47	2,930,000	2,497,792
Iowa Finance Authority, Lifespace Communities, Inc., Revenue Bonds
Series A
5.00%, due 5/15/49	3,900,000	3,685,656
Series A
5.125%, due 5/15/59	6,700,000	6,286,558
Iowa Finance Authority, Iowa Fertilizer Co. Project, Revenue Bonds
5.00%, due 12/1/50	15,235,000	17,559,035
Iowa Finance Authority, Pella Regional Health Center, Revenue Bonds
5.75%, due 12/1/55	3,000,000	3,146,872
Iowa Higher Education Loan Authority, Des Moines University Project, Revenue Bonds
4.00%, due 10/1/45	13,850,000	12,215,843
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Iowa (continued)
Iowa Higher Education Loan Authority, University of Dubuque Project, Revenue Bonds
5.00%, due 10/1/45	$ 1,500,000	$ 1,476,284
6.00%, due 10/1/55	8,000,000	8,451,366
Iowa Student Loan Liquidity Corp., Revenue Bonds
Series C
5.00%, due 12/1/54 (b)	2,500,000	2,428,447
Iowa Tobacco Settlement Authority, Capital Appreciation, Revenue Bonds
Series B-2, Class 2
(zero coupon), due 6/1/65	219,135,000	32,507,757
Iowa Tobacco Settlement Authority, Revenue Bonds
Series A-2, Class 1
4.00%, due 6/1/49	11,100,000	9,435,718
State of Iowa Board of Regents, University of Iowa Hospitals & Clinics, Revenue Bonds
Series B
3.00%, due 9/1/61	8,700,000	6,253,141
		113,609,748
Kansas 0.3%
City of Manhattan, Meadowlark Hills Retirement Community, Revenue Bonds
Series A
4.00%, due 6/1/46	1,000,000	830,055
Wyandotte County-Kansas City Unified Government, Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project, Revenue Bonds
(zero coupon), due 9/1/34 (a)	45,005,000	25,222,629
Series A
5.00%, due 9/1/27	2,325,000	2,325,082
		28,377,766
Kentucky 0.9%
City of Campbellsville, Campbellsville University Project, Revenue Bonds
5.00%, due 3/1/39	4,430,000	4,301,281
	Principal Amount	Value

Kentucky (continued)
City of Columbia, Lindsey Wilson College Project, Revenue Bonds
5.00%, due 12/1/33	$ 3,355,000	$ 3,420,526
City of Henderson, Pratt Paper LLC Project, Revenue Bonds (a)(b)
Series A
4.45%, due 1/1/42	7,950,000	7,862,994
Series B
4.45%, due 1/1/42	8,950,000	8,852,050
Series A
4.70%, due 1/1/52	15,565,000	14,748,949
Series B
4.70%, due 1/1/52	5,830,000	5,524,341
Kentucky Economic Development Finance Authority, Owensboro Health, Revenue Bonds
Series A
5.00%, due 6/1/45	13,500,000	13,520,274
Kentucky Municipal Power Agency, Prairie State Project, Revenue Bonds
Series A
4.00%, due 9/1/45	31,335,000	27,617,604
		85,848,019
Louisiana 1.0%
Calcasieu Parish Memorial Hospital Service District, Lake Charles Memorial Hospital Project, Revenue Bonds
5.00%, due 12/1/39	1,475,000	1,473,489
Louisiana Local Government Environmental Facilities & Community Development Authority, Peoples of Bastrop LLC Project, Revenue Bonds
5.625%, due 6/15/51 (a)	2,500,000	2,096,512
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Revenue Bonds
Series A
3.00%, due 5/15/47	4,750,000	3,588,785
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Obligated Group, Revenue Bonds
5.00%, due 5/15/47	4,700,000	4,701,363

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Louisiana (continued)
Louisiana Public Facilities Authority, Calcasieu Bridge Partners LLC, Revenue Bonds, Senior Lien (b)
5.00%, due 9/1/66	$ 50,000,000	$ 48,053,045
5.75%, due 9/1/64	30,850,000	32,011,172
Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge Public-Private Partnership Project, Revenue Bonds, Senior Lien
5.50%, due 9/1/54 (b)	3,900,000	3,981,258
		95,905,624
Maine 0.0% ‡
City of Portland, General Airport, Revenue Bonds
Insured: BAM
4.00%, due 1/1/40	1,150,000	1,156,710
Maryland 1.2%
County of Baltimore, Oak Crest Village, Inc. Facility, Revenue Bonds
4.00%, due 1/1/45	4,000,000	3,621,712
County of Frederick, Oakdale Lake Linganore Project, Special Tax
3.75%, due 7/1/39	1,410,000	1,315,458
County of Frederick, Technology Park Project TIF Development District, Special Tax
Series B
4.625%, due 7/1/43 (a)	10,065,000	9,805,716
County of Frederick, Mount St Mary's University, Inc., Revenue Bonds
Series A
5.00%, due 9/1/37 (a)	5,190,000	4,971,641
Maryland Department of Transportation, Baltimore/Washington International Thurgood Marshall Airport, Revenue Bonds
Series A, Insured: AG
5.25%, due 8/1/49 (b)	9,000,000	9,518,069
	Principal Amount	Value

Maryland (continued)
Maryland Economic Development Corp., Port Convington Project, Tax Allocation
4.00%, due 9/1/50	$ 6,750,000	$ 5,756,893
Maryland Economic Development Corp., Core Natural Resources, Inc., Revenue Bonds
5.00%, due 7/1/48 (a)(c)	7,900,000	8,344,779
Maryland Economic Development Corp., Purple Line Light Project, Green Bond, Revenue Bonds
Series B
5.25%, due 6/30/47 (b)	30,225,000	30,380,632
Maryland Economic Development Corp., Purple Line Transit Partners LLC, Revenue Bonds
Series B
5.25%, due 6/30/55 (b)	4,425,000	4,371,279
Maryland Economic Development Corp., Morgan State University Harper-Tubman Project, Revenue Bonds
Series A, Insured: AG
5.75%, due 7/1/64	2,955,000	3,265,672
Maryland Health & Higher Educational Facilities Authority, Stevenson University, Inc., Revenue Bonds
Series A
4.00%, due 6/1/46	750,000	663,867
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare, Inc., Revenue Bonds
Series B, Insured: BAM
4.00%, due 1/1/51	20,110,000	18,485,373
Maryland Health & Higher Educational Facilities Authority, Stevenson University, Inc. Project, Revenue Bonds
Series A
4.00%, due 6/1/55	900,000	759,122
Maryland Health & Higher Educational Facilities Authority, Broadmead Issue, Revenue Bonds
Series A
5.00%, due 7/1/38	1,000,000	1,025,834
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, Broadmead Issue, Revenue Bonds (continued)
Series A
5.00%, due 7/1/48	$ 3,000,000	$ 3,009,160
Maryland Health & Higher Educational Facilities Authority, Green Street Academy Inc., Revenue Bonds (a)
Series A
5.125%, due 7/1/37	1,260,000	1,257,543
Series A
5.375%, due 7/1/52	1,530,000	1,430,710
Maryland Health & Higher Educational Facilities Authority, Edenwald Issue, Revenue Bonds
5.25%, due 1/1/37	1,000,000	1,000,319
		108,983,779
Massachusetts 1.0%
Massachusetts Development Finance Agency, Wellforce Obligated Group, Revenue Bonds
Series C, Insured: AG
4.00%, due 10/1/45	2,150,000	1,981,903
Massachusetts Development Finance Agency, Equitable School Revolving Fund LLC, Revenue Bonds
Series C
4.00%, due 11/1/46	1,500,000	1,373,718
Series C
4.00%, due 11/1/51	20,000	17,688
Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group, Revenue Bonds
Series N-1
4.50%, due 7/1/54	9,600,000	9,094,141
Series I
5.00%, due 7/1/46	2,000,000	1,994,421
Massachusetts Development Finance Agency, Linden Ponds, Inc., Revenue Bonds (a)
5.00%, due 11/15/33	3,000,000	3,092,815
5.125%, due 11/15/46	5,600,000	5,675,720
	Principal Amount	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, Milford Regional Medical Center, Revenue Bonds (a)
Series G
5.00%, due 7/15/35	$ 270,000	$ 297,790
Series G
5.00%, due 7/15/36	235,000	259,188
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project, Revenue Bonds
5.00%, due 10/1/38	1,215,000	1,181,796
5.00%, due 10/1/43	2,000,000	1,885,524
5.00%, due 10/1/48	7,650,000	6,978,428
5.00%, due 10/1/54	15,400,000	13,621,594
Massachusetts Development Finance Agency, Dexter Southfield, Revenue Bonds
5.00%, due 5/1/41	2,700,000	2,700,493
Massachusetts Development Finance Agency, Ascentria Care Alliance Project, Revenue Bonds (a)
5.00%, due 7/1/41	3,875,000	3,554,729
5.00%, due 7/1/51	1,505,000	1,241,873
5.00%, due 7/1/56	1,405,000	1,135,481
Massachusetts Development Finance Agency, UMass Boston Student Housing Project, Revenue Bonds
5.00%, due 10/1/48	10,040,000	9,515,156
Massachusetts Educational Financing Authority, Educational Loan, Revenue Bonds (b)
Series B
2.00%, due 7/1/37	2,525,000	2,096,122
Series C
3.00%, due 7/1/51	7,305,000	5,053,156
Massachusetts Educational Financing Authority, Revenue Bonds, Senior Lien
Series B
3.00%, due 7/1/35 (b)	165,000	163,810

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts Educational Financing Authority, Revenue Bonds (b)
Series D
5.00%, due 7/1/54	$ 10,000,000	$ 9,788,302
Series B
5.50%, due 7/1/55	8,000,000	8,151,315
Town of Stoneham, Limited General Obligation
2.25%, due 1/15/40	4,030,000	3,188,744
		94,043,907
Michigan 2.4%
Calhoun County Hospital Finance Authority, Oaklawn Hospital, Revenue Bonds
5.00%, due 2/15/41	3,415,000	3,381,776
5.00%, due 2/15/47	3,000,000	2,832,234
Chandler Park Academy, Revenue Bonds
5.125%, due 11/1/30	825,000	822,851
5.125%, due 11/1/35	605,000	599,754
City of Detroit, Unlimited General Obligation
5.00%, due 4/1/27	850,000	869,524
5.00%, due 4/1/33	1,200,000	1,245,945
5.00%, due 4/1/35	1,000,000	1,033,881
5.00%, due 4/1/37	1,100,000	1,131,239
5.00%, due 4/1/38	850,000	871,951
5.50%, due 4/1/45	1,100,000	1,139,519
5.50%, due 4/1/50	6,240,000	6,418,649
City of Detroit, Water Supply System, Revenue Bonds, Second Lien
Series B, Insured: NATL-RE
5.00%, due 7/1/34	10,000	10,018
Detroit Service Learning Academy, Revenue Bonds
4.00%, due 7/1/31	1,355,000	1,345,123
4.00%, due 7/1/41	3,600,000	3,109,401
Great Lakes Water Authority, Water Supply System, Revenue Bonds, Second Lien
Series B
5.00%, due 7/1/46	3,000,000	3,014,926
	Principal Amount	Value

Michigan (continued)
Kentwood Economic Development Corp., Holland Home Obligated Group, Revenue Bonds
5.00%, due 11/15/41	$ 2,085,000	$ 2,085,111
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Capital Appreciation, Revenue Bonds, Senior Lien
Series B
(zero coupon), due 6/1/45	48,300,000	13,447,029
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series B-2, Class 2
(zero coupon), due 6/1/65 (g)	287,185,000	29,087,849
Michigan Finance Authority, Calvin University Obligated Group, Revenue Bonds
4.00%, due 9/1/46	4,470,000	3,972,479
Michigan Finance Authority, Wayne County Criminal Justice Center Project, Revenue Bonds, Senior Lien
4.00%, due 11/1/48	6,650,000	6,138,831
Michigan Finance Authority, Henry Ford Health System, Revenue Bonds
Series A
4.00%, due 11/15/50	4,945,000	4,437,370
Michigan Finance Authority, College for Creative Studies, Revenue Bonds
5.00%, due 12/1/36	1,000,000	1,000,256
5.00%, due 12/1/40	1,700,000	1,668,906
5.00%, due 12/1/45	4,400,000	4,105,364
Michigan Finance Authority, Lawrence Technological University, Revenue Bonds
5.00%, due 2/1/37	1,550,000	1,557,636
5.25%, due 2/1/32	3,350,000	3,387,856
Michigan Finance Authority, Landmark Academy, Revenue Bonds
5.00%, due 6/1/45	2,920,000	2,706,366
Michigan Finance Authority, Lawrence Technological University Project, Revenue Bonds
5.00%, due 2/1/47	2,195,000	2,072,368
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Michigan (continued)
Michigan Finance Authority, Presbyterian Villages of Michigan Obligated Group, Revenue Bonds
5.50%, due 11/15/45	$ 1,004,822	$ 854,249
Michigan Finance Authority, Universal Learning Academy, Revenue Bonds
5.75%, due 11/1/40	2,630,000	2,638,127
Michigan Finance Authority, Public School Academy-Voyageur, Revenue Bonds
5.90%, due 7/15/46 (a)	1,860,000	1,481,973
Michigan Municipal Bond Authority, Local Government Loan Program, Revenue Bonds
Series A, Insured: AMBAC
4.50%, due 5/1/31	305,000	304,983
Michigan Strategic Fund, Holland Home Obligated Group, Revenue Bonds
5.00%, due 11/15/42	1,765,000	1,750,886
5.00%, due 11/15/43	2,220,000	2,170,532
Michigan Strategic Fund, I-75 Improvement Project, Revenue Bonds
5.00%, due 6/30/48 (b)	26,480,000	26,082,506
Michigan Tobacco Settlement Finance Authority, Capital Appreciation, Revenue Bonds
Series B
(zero coupon), due 6/1/46	272,855,000	37,004,895
Series B
(zero coupon), due 6/1/52	23,170,000	2,866,090
Series C
(zero coupon), due 6/1/58	419,350,000	10,635,848
Richfield Public School Academy, Revenue Bonds
4.00%, due 9/1/30	750,000	742,342
State of Michigan, Trunk Line, Revenue Bonds
5.25%, due 11/15/49	31,180,000	33,439,025
Summit Academy North, Michigan Public School Academy, Revenue Bonds
4.00%, due 11/1/41	2,875,000	2,438,676
		225,904,344
	Principal Amount	Value

Minnesota 0.7%
City of Crookston, Riverview Healthcare Project, Revenue Bonds
5.00%, due 5/1/51	$ 6,390,000	$ 3,195,000
City of Forest Lake, Lakes International Language Academy Project, Revenue Bonds
Series A
5.25%, due 8/1/43	300,000	300,336
Series A
5.375%, due 8/1/50	1,250,000	1,225,151
City of Ham Lake, Parnassus Preparatory School Project, Revenue Bonds
Series A
5.00%, due 11/1/47	3,250,000	3,093,285
City of Independence, Global Academy Project, Revenue Bonds
Series A
4.00%, due 7/1/51	1,400,000	1,094,504
Series A
4.00%, due 7/1/56	1,080,000	821,493
City of Minneapolis, Twin Cities International School Project, Revenue Bonds
Series A
5.00%, due 12/1/47 (a)	3,785,000	3,359,453
City of Rochester, Samaritan Bethany, Inc. Project, Revenue Bonds
Series A
5.00%, due 8/1/48	925,000	743,019
Duluth Economic Development Authority, Essentia Health Obligated Group, Revenue Bonds
Series A
5.00%, due 2/15/53	15,350,000	15,489,961
Series A
5.25%, due 2/15/53	22,465,000	22,664,148
Duluth Economic Development Authority, St. Luke's Hospital of Duluth, Revenue Bonds
Series B
5.25%, due 6/15/42	4,000,000	4,299,674
Series B
5.25%, due 6/15/47	3,000,000	3,134,425

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Minnesota (continued)
Duluth Economic Development Authority, St. Luke's Hospital of Duluth, Revenue Bonds (continued)
Series B
5.25%, due 6/15/52	$ 4,750,000	$ 4,932,962
		64,353,411
Mississippi 0.0% ‡
Mississippi Business Finance Corp., System Energy Resources, Inc. Project, Revenue Bonds
2.375%, due 6/1/44	6,700,000	4,318,230
Missouri 0.6%
Branson Industrial Development Authority, Tax Increment, Branson Landing-Retail Project, Tax Allocation
5.50%, due 6/1/29	1,855,000	1,814,240
Cape Girardeau County Industrial Development Authority, Southeast Health, Revenue Bonds
4.00%, due 3/1/46	1,695,000	1,623,782
City of Lees Summit, Department of Airports, Summit Fair Project, Tax Allocation
4.875%, due 11/1/37 (a)	3,045,000	2,934,319
Health & Educational Facilities Authority of the State of Missouri, Maryville University of St. Louis, Revenue Bonds
Series A
4.00%, due 6/15/41	3,300,000	2,944,524
Series A
5.00%, due 6/15/45	3,270,000	3,179,301
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Project, Revenue Bonds
4.00%, due 2/1/42	3,750,000	3,391,243
Health & Educational Facilities Authority of the State of Missouri, Lake Regional Health System, Revenue Bonds
4.00%, due 2/15/51	2,125,000	1,813,200
	Principal Amount	Value

Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Revenue Bonds
4.00%, due 6/1/53	$ 6,915,000	$ 6,105,087
5.00%, due 12/1/52	4,400,000	4,576,923
Health & Educational Facilities Authority of the State of Missouri, Capital Region Medical Center, Revenue Bonds
5.00%, due 11/1/40	1,850,000	2,070,056
Kansas City Industrial Development Authority, Airport, Revenue Bonds
Series A, Insured: AG
4.00%, due 3/1/57 (b)	2,400,000	2,107,490
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Area, Revenue Bonds (a)
Series A-1
5.00%, due 6/1/46	1,875,000	1,833,716
Series A-1
5.00%, due 6/1/54	1,250,000	1,183,203
Kansas City Land Clearance Redevelopment Authority, Convention Center Hotel Project, Tax Allocation
Series B
5.00%, due 2/1/40 (a)	6,200,000	6,224,101
Lees Summit Industrial Development Authority, Fair Community Improvement District, Special Assessment
5.00%, due 5/1/35	685,000	631,081
6.00%, due 5/1/42	2,800,000	2,615,744
Maryland Heights Industrial Development Authority, St. Louis Community Ice Center Project, Revenue Bonds
Series A
5.00%, due 3/15/49	7,500,000	5,743,692
Springfield School District No. R-12, Unlimited General Obligation
2.25%, due 3/1/40	2,000,000	1,550,660
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Missouri (continued)
St. Louis County Industrial Development Authority, Nazareth Living Center Project, Revenue Bonds
Series A
5.125%, due 8/15/45	$ 1,900,000	$ 1,687,847
St. Louis Land Clearance for Redevelopment Authority, Scottrade Center Project, Revenue Bonds
Series A
5.00%, due 4/1/48	2,000,000	2,010,805
		56,041,014
Montana 0.3%
City of Forsyth, NorthWestern Corp., Revenue Bonds
3.875%, due 7/1/28	9,750,000	9,906,003
County of Gallatin, Bozeman Fiber Project, Revenue Bonds (a)
Series A
(zero coupon), due 10/15/55 (f)	7,490,000	6,265,249
Series A
4.00%, due 10/15/41	1,080,000	758,895
Series A
4.00%, due 10/15/46	2,500,000	1,698,941
Series A
4.00%, due 10/15/51	4,710,000	3,129,045
Montana Facility Finance Authority, Kalispell Regional Medical Center, Revenue Bonds
Series B
5.00%, due 7/1/48	5,465,000	5,518,339
		27,276,472
Nebraska 0.0% ‡
County of Douglas, Creighton University, Revenue Bonds
Series A
3.00%, due 7/1/51	2,500,000	1,783,121
Nevada 0.3%
Carson City, Carson Tahoe Regional Healthcare Obligated Group, Revenue Bonds
5.00%, due 9/1/47	2,320,000	2,310,493
	Principal Amount	Value

Nevada (continued)
City of Las Vegas, Special Improvement District No. 818, Special Assessment
5.00%, due 12/1/49	$ 1,115,000	$ 1,107,215
5.00%, due 12/1/54	1,255,000	1,228,140
City of Reno, Sales Tax, Transportation Rail Access Corridor Project, Revenue Bonds
Series C
(zero coupon), due 7/1/58 (a)	11,000,000	1,790,342
City of Reno, Sales Tax, Transportation Rail Access Corridor Project, Revenue Bonds, First Lien
Series A
4.00%, due 6/1/43	2,500,000	2,495,374
City of Reno, Sales Tax, Revenue Bonds
Series D
(zero coupon), due 7/1/58 (a)	9,000,000	1,062,108
City of Reno, 2024 Special Assessment District No. 1, Special Assessment (a)
5.00%, due 6/1/41	825,000	844,703
5.25%, due 6/1/54	1,100,000	1,090,705
State of Nevada Department of Business & Industry, Somerset Academy of Las Vegas, Revenue Bonds
Series A
5.00%, due 12/15/48 (a)	4,215,000	3,891,525
Tahoe-Douglas Visitors Authority, Revenue Bonds
5.00%, due 7/1/30	2,755,000	2,961,611
5.00%, due 7/1/34	2,000,000	2,127,807
5.00%, due 7/1/45	5,050,000	5,085,961
		25,995,984
New Hampshire 0.9%
Manchester Housing and Redevelopment Authority, Inc., Revenue Bonds
Series B, Insured: BAM
(zero coupon), due 1/1/26	1,995,000	1,982,548
Series B, Insured: BAM
(zero coupon), due 1/1/27	2,380,000	2,278,998

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New Hampshire (continued)
New Hampshire Business Finance Authority, Springpoint Senior Living Project, Revenue Bonds
4.00%, due 1/1/51	$ 7,850,000	$ 6,417,348
New Hampshire Business Finance Authority, The Vista Project, Revenue Bonds
Series A
5.75%, due 7/1/54 (a)	5,250,000	5,253,592
New Hampshire Business Finance Authority, Wheeling Power Co., Revenue Bonds
Series A
6.89%, due 4/1/34 (a)	60,685,000	64,331,185
		80,263,671
New Jersey 2.9%
Camden County Improvement Authority (The), Camden School Prep Project, Revenue Bonds
5.00%, due 7/15/52 (a)	2,000,000	1,981,897
Essex County Improvement Authority, North Star Academy Charter School of Newark, Inc., Revenue Bonds
4.00%, due 7/15/50 (a)	2,450,000	2,088,768
4.00%, due 6/15/51	1,100,000	967,814
4.00%, due 7/15/60 (a)	8,155,000	6,688,998
Series A
4.00%, due 8/1/60 (a)	3,755,000	3,079,647
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds
Series LLL
5.00%, due 6/15/36	5,200,000	5,585,658
Series LLL
5.00%, due 6/15/49	3,590,000	3,673,675
New Jersey Economic Development Authority, Provident Group-Kean Properties LLC, Revenue Bonds
Series A
5.00%, due 7/1/37	2,650,000	2,652,881
Series A
5.00%, due 7/1/47	3,095,000	2,917,165
	Principal Amount	Value

New Jersey (continued)
New Jersey Economic Development Authority, Port Newark Container Terminal LLC, Revenue Bonds
5.00%, due 10/1/47 (b)	$ 15,905,000	$ 15,917,611
New Jersey Economic Development Authority, Provident Group-Rowan Properties LLC, Revenue Bonds
Series A
5.00%, due 1/1/48	11,985,000	11,517,494
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project, Revenue Bonds (b)
5.125%, due 1/1/34	3,000,000	3,005,135
Insured: AG
5.125%, due 7/1/42	1,705,000	1,706,786
5.375%, due 1/1/43	15,105,000	15,118,640
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
Series B
5.625%, due 11/15/30 (b)	10,335,000	10,335,150
New Jersey Economic Development Authority, NYNJ Link Borrower LLC, Revenue Bonds
5.625%, due 1/1/52 (b)	16,695,000	16,708,550
New Jersey Economic Development Authority, Team Academy Charter School Project, Revenue Bonds
6.00%, due 10/1/43	2,055,000	2,056,918
New Jersey Higher Education Student Assistance Authority, Revenue Bonds (b)
Series C
5.25%, due 12/1/54	2,800,000	2,822,850
Series 1-C
5.50%, due 12/1/55	3,000,000	3,060,994
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series AA
4.00%, due 6/15/38	10,350,000	10,526,494
Series AA
4.00%, due 6/15/40	11,250,000	11,308,749
Series A
4.00%, due 6/15/41	3,000,000	2,994,211
Series BB
4.00%, due 6/15/41	3,750,000	3,742,763
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds (continued)
Series BB
4.00%, due 6/15/44	$ 14,890,000	$ 14,374,312
Series AA
4.00%, due 6/15/45	40,170,000	38,301,910
Series BB
4.00%, due 6/15/46	6,140,000	5,784,643
Series AA
4.00%, due 6/15/50	9,360,000	8,557,536
Series BB
4.00%, due 6/15/50	20,805,000	19,021,319
Series CC
4.125%, due 6/15/50	1,750,000	1,632,046
Series AA
4.25%, due 6/15/44	2,055,000	2,049,341
Series AA
5.00%, due 6/15/50	3,655,000	3,738,473
South Jersey Port Corp., Marine Terminal, Revenue Bonds
Series B
5.00%, due 1/1/48 (b)	24,010,000	24,079,206
South Jersey Transportation Authority, Revenue Bonds
Series A, Insured: AG-CR
4.00%, due 11/1/50	9,950,000	9,210,953
Series A, Insured: BAM
5.00%, due 11/1/45	7,000,000	7,303,414
		274,512,001
New York 10.7%
Brooklyn Arena Local Development Corp., Barclays Center Project, Revenue Bonds
Series A, Insured: AG
3.00%, due 7/15/43	2,135,000	1,664,338
Build NYC Resource Corp., Metropolitan Lighthouse Charter School Project, Revenue Bonds
Series A
5.00%, due 6/1/47 (a)	1,225,000	1,127,533
	Principal Amount	Value

New York (continued)
Build NYC Resource Corp., Hellenic Classical Charter Schools, Revenue Bonds (a)
Series A
5.00%, due 12/1/51	$ 1,000,000	$ 895,230
Series A
5.00%, due 12/1/55	1,080,000	950,529
Dutchess County Local Development Corp., Bard College Project, Revenue Bonds
Series A
5.00%, due 7/1/45	6,600,000	6,593,589
Erie Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 6/1/47	37,500,000	7,777,684
Genesee County Funding Corp. (The), Rochester Regional Health Obligated Group, Revenue Bonds
Series A
5.25%, due 12/1/52	6,350,000	6,438,978
Huntington Local Development Corp., Fountaingate Gardens Project, Revenue Bonds
Series B
4.00%, due 7/1/27	1,540,000	1,509,954
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Revenue Bonds
Series A
4.00%, due 11/1/42	2,425,000	1,992,798
Series A
4.00%, due 11/1/47	1,530,000	1,164,126
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1
4.00%, due 11/15/45	31,350,000	28,917,309
Series E
4.00%, due 11/15/45	23,375,000	21,571,845
Series A-1
4.00%, due 11/15/46	21,195,000	19,376,645
Series A-1
4.00%, due 11/15/46	11,050,000	10,102,002
Series A-3, Insured: AG
4.00%, due 11/15/46	2,545,000	2,334,067

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
32	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
Metropolitan Transportation Authority, Green Bond, Revenue Bonds (continued)
Series A-1
4.00%, due 11/15/48	$ 6,440,000	$ 5,825,803
Series A-1
4.00%, due 11/15/49	35,565,000	32,031,792
Series A-1, Insured: AG
4.00%, due 11/15/50	8,550,000	7,747,524
Series A-1
4.00%, due 11/15/50	800,000	722,445
Series D
4.00%, due 11/15/50	7,730,000	6,937,440
Series A-1
4.00%, due 11/15/51	10,290,000	9,228,097
Series A-1
4.00%, due 11/15/52	3,340,000	2,985,214
Series A-2
5.00%, due 11/15/27	3,150,000	3,217,693
Series B
5.00%, due 11/15/28	1,190,000	1,268,412
Metropolitan Transportation Authority, Climate Certified Green Bond, Revenue Bonds
Series C, Insured: AG
4.00%, due 11/15/47	2,000,000	1,826,311
Metropolitan Transportation Authority, Revenue Bonds
Series D
5.00%, due 11/15/27	2,055,000	2,099,162
Monroe County Industrial Development Corp., Rochester Regional Health Obligated Group, Revenue Bonds
4.00%, due 12/1/41	2,955,000	2,767,265
Monroe County Industrial Development Corp., St. Ann's Community Project, Revenue Bonds
5.00%, due 1/1/50	1,000,000	864,873
Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
Series A-3
5.00%, due 6/1/35	2,075,000	1,665,094
Series A-3
5.125%, due 6/1/46	12,605,000	9,528,566
	Principal Amount	Value

New York (continued)
New York City Industrial Development Agency, Queens Baseball Stadium Project, Revenue Bonds
Series A, Insured: AG
3.00%, due 1/1/46	$ 12,615,000	$ 9,813,963
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Series A, Insured: AG
3.00%, due 3/1/49	1,750,000	1,336,056
Series A, Insured: AG-CR
3.00%, due 3/1/49	17,600,000	13,479,039
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series E-1
4.00%, due 2/1/49	49,060,000	45,509,871
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Senior Lien
Series A
(zero coupon), due 11/15/47	10,000,000	3,626,965
New York Counties Tobacco Trust V, Pass Through, Capital Appreciation, Revenue Bonds
Series S-1
(zero coupon), due 6/1/38	2,500,000	1,122,316
New York Liberty Development Corp., 1 World Trade Center Project, Revenue Bonds
Insured: BAM
2.75%, due 2/15/44	14,600,000	11,096,953
New York Liberty Development Corp., 4 World Trade Center Project, Revenue Bonds
Series A, Insured: BAM
3.00%, due 11/15/51	3,750,000	2,760,362
New York Liberty Development Corp., 7 World Trade Center Project, Revenue Bonds
Series A
3.125%, due 9/15/50	21,530,000	16,350,414
New York Liberty Development Corp., 3 World Trade Center Project, Revenue Bonds
Class 1
5.00%, due 11/15/44 (a)	42,180,000	42,179,447
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
Series A
4.00%, due 8/1/38	$ 1,750,000	$ 1,704,255
Series A
4.00%, due 9/1/40	3,150,000	3,015,060
Series A
4.00%, due 9/1/50	6,700,000	5,701,151
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/50	4,240,000	3,803,507
Series A
4.00%, due 7/1/53	4,310,000	3,822,019
New York State Dormitory Authority, Garnet Health Medical Center Obligated Group, Revenue Bonds (a)
5.00%, due 12/1/25	2,400,000	2,400,346
5.00%, due 12/1/45	2,200,000	1,988,552
New York State Dormitory Authority, Orange Regional Medical Center Obligated Group, Revenue Bonds
5.00%, due 12/1/30 (a)	2,200,000	2,222,972
New York State Thruway Authority, State Personal Income Tax, Revenue Bonds
Series A-1
3.00%, due 3/15/48	8,500,000	6,535,170
Series A-1
3.00%, due 3/15/51	33,195,000	24,802,195
Series A-1
4.00%, due 3/15/53	14,875,000	13,929,231
New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds
Series B
4.00%, due 1/1/50	10,135,000	9,398,454
New York State Urban Development Corp., Sales Tax, Revenue Bonds
Series A
3.00%, due 3/15/50	9,700,000	7,246,540
	Principal Amount	Value

New York (continued)
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series E
4.00%, due 3/15/43	$ 6,150,000	$ 5,967,326
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (b)
4.00%, due 10/1/30	9,160,000	9,339,901
4.375%, due 10/1/45	75,465,000	70,642,877
5.00%, due 10/1/35	6,110,000	6,394,563
New York Transportation Development Corp., New York State Thruway Service Areas Project, Revenue Bonds
4.00%, due 4/30/53 (b)	5,620,000	4,813,778
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
5.00%, due 12/1/34	9,750,000	10,535,306
5.00%, due 12/1/36	5,000,000	5,339,328
5.00%, due 12/1/38	9,750,000	10,281,782
5.00%, due 12/1/39	13,805,000	14,457,634
5.00%, due 12/1/40	4,785,000	4,973,804
Insured: AG-CR
5.00%, due 12/1/40	17,260,000	18,177,423
5.00%, due 12/1/42	3,375,000	3,448,567
5.375%, due 6/30/60	10,000,000	10,054,205
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
Series A
5.00%, due 7/1/46 (b)	12,125,000	12,091,175
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds (b)
Insured: AG
5.00%, due 6/30/49	3,115,000	3,148,914
Insured: AG
5.00%, due 6/30/54	8,315,000	8,360,945
5.00%, due 6/30/60	25,000,000	24,193,435
Insured: AG
5.125%, due 6/30/60	12,000,000	12,065,604

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
34	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds (b) (continued)
5.50%, due 6/30/54	$ 58,250,000	$ 59,590,822
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project, Revenue Bonds (b)
5.25%, due 8/1/31	2,950,000	3,086,961
5.375%, due 8/1/36	3,445,000	3,599,168
New York Transportation Development Corp., JFK International Airport New Terminal One Project, Revenue Bonds
5.25%, due 6/30/49 (b)	35,360,000	35,763,486
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Revenue Bonds
Series A, Insured: AG
5.25%, due 12/31/54 (b)	22,470,000	23,157,782
New York Transportation Development Corp., JFK International Airport, Revenue Bonds (b)
Insured: BAM
5.375%, due 6/30/60	5,000,000	5,103,051
Insured: BAM
5.50%, due 6/30/60	15,995,000	16,557,781
New York Transportation Development Corp., JFK Millennium Partners LLC, Revenue Bonds (b)
Series A
5.50%, due 12/31/54	98,975,000	101,970,765
Series A
5.50%, due 12/31/60	4,380,000	4,477,192
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series A, Insured: AG
3.00%, due 12/1/40	3,755,000	3,140,982
Series A, Insured: AG
3.00%, due 12/1/44	6,450,000	4,880,181
	Principal Amount	Value

New York (continued)
Orange County Funding Corp., Mount St. Mary College, Revenue Bonds
Series A
5.00%, due 7/1/42	$ 1,430,000	$ 1,082,418
Port Authority of New York & New Jersey, Revenue Bonds (b)
Series 223
4.00%, due 7/15/46	9,520,000	8,823,523
Series 236
5.00%, due 1/15/52	4,285,000	4,390,953
Port Authority of New York & New Jersey, Consolidated 218th, Revenue Bonds
Series 218
4.00%, due 11/1/47 (b)	2,455,000	2,256,583
Rockland County Economic Assistance Corp., Bon Secours Charity Health System, Inc., Revenue Bonds
7.50%, due 11/1/55	28,280,000	30,569,331
Rockland Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 8/15/50 (a)	13,000,000	2,472,679
Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds
4.00%, due 12/1/45	840,000	717,830
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement, Asset Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66	71,340,000	6,357,835
Tompkins County Development Corp., Kendal at Ithaca Project, Revenue Bonds
Series A
5.00%, due 7/1/44	915,000	915,158
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series B
5.00%, due 6/1/48	19,500,000	17,132,948
		1,005,311,152
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
North Carolina 0.5%
North Carolina Medical Care Commission, The Forest at Duke Project, Revenue Bonds
4.00%, due 9/1/41	$ 2,300,000	$ 2,093,639
4.00%, due 9/1/51	1,200,000	960,523
North Carolina Medical Care Commission, Plantation Village, Inc., Revenue Bonds
Series A
4.00%, due 1/1/52	2,940,000	2,411,809
North Carolina Medical Care Commission, United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue Bonds
Series B-1
4.25%, due 10/1/28	275,000	275,109
Series A
5.00%, due 10/1/39	500,000	522,333
Series A
5.00%, due 10/1/44	1,010,000	1,024,171
Series A
5.00%, due 10/1/49	515,000	516,932
Series A
5.125%, due 10/1/54	2,250,000	2,267,488
North Carolina Medical Care Commission, Pines at Davidson Project (The), Revenue Bonds
Series A
5.00%, due 1/1/49	3,350,000	3,315,156
North Carolina Medical Care Commission, Twin Lakes Community, Revenue Bonds
Series A
5.25%, due 1/1/55	2,800,000	2,813,299
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
Insured: AG
3.00%, due 1/1/42	2,320,000	1,889,527
Insured: AG
5.00%, due 1/1/49	1,750,000	1,785,609
Insured: AG-CR
5.00%, due 1/1/49	23,700,000	24,182,243
	Principal Amount	Value

North Carolina (continued)
North Carolina Turnpike Authority, Monroe Expressway Toll, Revenue Bonds
Series A
5.00%, due 7/1/51	$ 2,745,000	$ 2,750,805
Series A
5.00%, due 7/1/54	1,100,000	1,102,469
		47,911,112
North Dakota 0.6%
City of Grand Forks, Altru Health System, Revenue Bonds
Insured: AG-CR
4.00%, due 12/1/46	3,955,000	3,527,958
Series A, Insured: AG
5.00%, due 12/1/48	2,950,000	3,038,367
Series A, Insured: AG
5.00%, due 12/1/53	2,800,000	2,864,936
County of Cass, Essentia Health Obligated Group, Revenue Bonds
Series B
5.25%, due 2/15/53	9,100,000	9,180,670
County of Ward, Trinity Health Obligated Group, Revenue Bonds
Series C
5.00%, due 6/1/43	7,500,000	7,322,395
County of Ward, Trinity Health, Revenue Bonds
Series C
5.00%, due 6/1/48	26,890,000	25,690,518
Series C
5.00%, due 6/1/53	725,000	679,504
		52,304,348
Ohio 4.3%
Akron Bath Copley Joint Township Hospital District, Summa Health System Obligated Group, Revenue Bonds
5.25%, due 11/15/46	29,875,000	30,582,792
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 6/1/48	5,185,000	3,679,500
Series B-2
5.00%, due 6/1/55	250,375,000	210,160,694

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
36	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Ohio (continued)
Cleveland-Cuyahoga County Port Authority, Euclid Avenue Development Corp. Project, Revenue Bonds
4.00%, due 8/1/44	$ 12,270,000	$ 11,508,534
Series A
5.50%, due 8/1/52	1,000,000	1,043,258
Cleveland-Cuyahoga County Port Authority, Centers for Dialysis Care Project, Revenue Bonds
Series A
5.00%, due 12/1/42	4,905,000	4,879,950
Series A
5.00%, due 12/1/47	1,435,000	1,379,964
County of Cuyahoga, MetroHealth System (The), Revenue Bonds
4.75%, due 2/15/47	1,440,000	1,338,437
5.00%, due 2/15/52	6,595,000	6,163,529
5.00%, due 2/15/57	10,400,000	9,595,712
5.25%, due 2/15/47	3,715,000	3,711,688
5.50%, due 2/15/57	27,625,000	27,534,757
County of Cuyahoga, MetroHealth System, Revenue Bonds
5.50%, due 2/15/52	2,920,000	2,921,819
County of Hamilton, Life Enriching Communities Project, Revenue Bonds
5.00%, due 1/1/42	1,080,000	1,080,001
5.00%, due 1/1/46	2,090,000	2,023,284
County of Montgomery, Kettering Health Network Obligated Group, Revenue Bonds
4.00%, due 8/1/51	3,265,000	2,927,136
Dayton-Montgomery County Port Authority, Dayton Regional STEM Schools, Inc., Revenue Bonds
5.00%, due 12/1/60	1,450,000	1,440,103
Franklin County Convention Facilities Authority, Greater Columbus Convention Center Hotel Expansion Project, Revenue Bonds
5.00%, due 12/1/51	4,250,000	4,075,066
Ohio Air Quality Development Authority, Pratt Paper LLC Project, Revenue Bonds
4.50%, due 1/15/48 (a)(b)	1,310,000	1,220,723
	Principal Amount	Value

Ohio (continued)
Ohio Higher Educational Facility Commission, Tiffin University Project, Revenue Bonds
4.00%, due 11/1/49	$ 4,700,000	$ 3,632,931
5.00%, due 11/1/44	750,000	704,218
Ohio Higher Educational Facility Commission, University of Findlay (The), Revenue Bonds
5.00%, due 3/1/39	1,675,000	1,677,795
5.00%, due 3/1/44	8,035,000	7,616,007
Ohio Higher Educational Facility Commission, Cleveland Institute of Art (The), Revenue Bonds
5.25%, due 12/1/48	1,000,000	887,042
5.50%, due 12/1/53	1,215,000	1,084,389
Port of Greater Cincinnati Development Authority, RBM Phase 3 Garage Project, Tax Allocation
5.00%, due 12/1/44	1,000,000	1,002,244
5.125%, due 12/1/55	2,655,000	2,592,640
State of Ohio, University Hospitals Health System, Inc., Revenue Bonds
Series A
4.00%, due 1/15/46	8,000,000	7,297,149
Series A, Insured: BAM
4.00%, due 1/15/50	33,060,000	29,148,361
Toledo-Lucas County Port Authority, University of Toledo Parking Project, Revenue Bonds
4.00%, due 1/1/57	6,150,000	5,024,033
Toledo-Lucas County Port Authority, University of Toledo Project, Revenue Bonds
Series A
5.00%, due 7/1/34	1,400,000	1,400,169
Series A
5.00%, due 7/1/39	2,000,000	1,987,849
Series A
5.00%, due 7/1/46	9,440,000	8,870,466
		400,192,240
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Oklahoma 0.3%
Norman Regional Hospital Authority, Norman Regional Hospital Authority Obligated Group, Revenue Bonds
4.00%, due 9/1/45	$ 2,500,000	$ 1,721,316
5.00%, due 9/1/37	3,510,000	3,199,047
Tulsa Authority for Economic Opportunity, Sante FE Square Project, Tax Allocation
4.375%, due 12/1/41 (a)	1,500,000	1,396,581
Tulsa County Industrial Authority, Montereau, Inc., Project, Revenue Bonds
5.25%, due 11/15/45	1,250,000	1,250,209
Tulsa Municipal Airport Trust Trustees, American Airlines, Inc., Revenue Bonds
6.25%, due 12/1/35 (b)	13,800,000	15,927,550
		23,494,703
Oregon 0.0% ‡
Astoria Hospital Facilities Authority, Columbia Memorial Hospital Obligated Group, Revenue Bonds
3.50%, due 8/1/42	845,000	722,925
Oregon State Facilities Authority, College Housing Northwest Project, Revenue Bonds
Series A
5.00%, due 10/1/48 (a)	1,560,000	1,406,453
		2,129,378
Pennsylvania 3.7%
Adams County General Authority, Brethren Home Community Project (The), Revenue Bonds
Series A
5.00%, due 6/1/59	3,500,000	3,303,830
Allegheny County Airport Authority, Revenue Bonds (b)
Series A, Insured: AG
4.00%, due 1/1/46	7,970,000	7,227,206
Series A
4.00%, due 1/1/56	7,500,000	6,493,412
	Principal Amount	Value

Pennsylvania (continued)
Allegheny County Hospital Development Authority, Allegheny Health Network, Revenue Bonds
Series A, Insured: AG-CR
4.00%, due 4/1/44	$ 15,900,000	$ 15,124,334
Allegheny County Industrial Development Authority, Urban Academy of Greater Pittsburgh Charter School, Revenue Bonds
Series A
4.00%, due 6/15/41 (a)	1,895,000	1,611,370
Allegheny County Industrial Development Authority, Propel Charter School - Sunrise, Revenue Bonds
6.00%, due 7/15/38	2,625,000	2,627,559
Allentown Neighborhood Improvement Zone Development Authority, City Center Project, Revenue Bonds (a)
5.00%, due 5/1/42	14,750,000	14,844,862
5.00%, due 5/1/42	8,465,000	8,498,364
5.00%, due 5/1/42	4,810,000	4,917,473
5.125%, due 5/1/32	4,250,000	4,348,354
5.375%, due 5/1/42	4,225,000	4,273,201
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds
6.00%, due 5/1/42 (a)	4,050,000	4,237,826
Bucks County Industrial Development Authority, Grand View Hospital Project, Revenue Bonds
4.00%, due 7/1/46	2,910,000	2,564,580
4.00%, due 7/1/51	7,200,000	6,108,174
5.00%, due 7/1/40	655,000	672,953
5.00%, due 7/1/41	2,500,000	2,551,483
Cambria County General Financing Authority, St. Francis University, Revenue Bonds
Series TT-5
4.00%, due 4/1/46	2,035,000	1,620,433
Chambersburg Area Municipal Authority, Wilson College, Revenue Bonds
5.50%, due 10/1/33	1,230,000	1,230,117
5.75%, due 10/1/38	3,200,000	3,169,844
5.75%, due 10/1/43	2,290,000	2,173,102

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
38	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Pennsylvania (continued)
Chester County Industrial Development Authority, Renaissance Academy Charter School, Revenue Bonds
4.50%, due 10/1/64 (a)	$ 5,900,000	$ 4,939,373
Chester County Industrial Development Authority, Avon Grove Charter School, Revenue Bonds
5.00%, due 3/1/27	2,375,000	2,396,438
Chester County Industrial Development Authority, Woodlands at Greystone Project, Special Assessment
5.125%, due 3/1/48 (a)	679,000	649,378
Chester County Industrial Development Authority, Collegium Charter School, Revenue Bonds
Series A
5.25%, due 10/15/47	1,000,000	902,920
City of Erie Higher Education Building Authority, Mercyhurst University Project, Revenue Bonds (a)
5.00%, due 9/15/27	705,000	703,845
5.00%, due 9/15/28	740,000	738,576
5.00%, due 9/15/29	150,000	149,616
5.00%, due 9/15/37	640,000	650,656
5.00%, due 9/15/37	2,755,000	2,605,468
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
Insured: AG
4.00%, due 6/1/39	150,000	149,036
County of Lehigh, Lehigh Valley Health Network, Revenue Bonds
Series A
4.00%, due 7/1/49	1,660,000	1,474,981
Cumberland County Municipal Authority, Diakon Lutheran Social Ministries, Revenue Bonds
Series A
5.00%, due 1/1/39	195,000	208,017
Series A
5.00%, due 1/1/39	290,000	293,741
	Principal Amount	Value

Pennsylvania (continued)
Dauphin County General Authority, Harrisburg University Science Technology Project (The), Revenue Bonds (a)
5.00%, due 10/15/34	$ 4,920,000	$ 3,978,221
5.125%, due 10/15/41	4,650,000	3,286,536
5.875%, due 10/15/40	3,700,000	2,870,707
6.25%, due 10/15/53	9,150,000	6,623,356
Delaware County Authority, Cabrini University, Revenue Bonds
5.00%, due 7/1/42	1,215,000	1,254,149
Franklin County Industrial Development Authority, Menno-Haven, Inc. Project, Revenue Bonds
5.00%, due 12/1/39	375,000	368,271
5.00%, due 12/1/49	1,020,000	917,196
General Authority of Southcentral Pennsylvania, York Academy Regional Charter School Project, Revenue Bonds (a)
Series A
6.00%, due 7/15/38	2,515,000	2,562,309
Series A
6.50%, due 7/15/48	4,150,000	4,211,401
Huntingdon County General Authority, AICUP Financing Program, Revenue Bonds
Series OO-2
5.00%, due 5/1/46	3,955,000	3,792,807
Jefferson County Hospital Authority (The), Punxsutawney Area Hospital, Inc., Revenue Bonds
4.50%, due 1/15/27 (a)	5,270,000	5,284,906
Lancaster Higher Education Authority, Elizabethtown College Project, Revenue Bonds
Series A
5.00%, due 10/1/51	3,000,000	2,781,635
Lancaster Industrial Development Authority, Willow Valley Communities Project, Revenue Bonds
4.00%, due 12/1/49	3,450,000	2,894,537
5.00%, due 12/1/49	1,825,000	1,780,695
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Pennsylvania (continued)
Lancaster Industrial Development Authority, Landis Homes Retirement Community, Revenue Bonds
4.00%, due 7/1/51	$ 2,750,000	$ 2,253,251
Lehigh County General Purpose Authority, Lehigh Valley Academy Regional Charter School, Revenue Bonds
4.00%, due 6/1/52	1,000,000	829,213
4.00%, due 6/1/57	4,500,000	3,647,977
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Project, Revenue Bonds
Insured: BAM
4.00%, due 9/1/44	3,000,000	2,840,388
4.00%, due 9/1/49	4,750,000	4,273,165
Insured: AG-CR
4.00%, due 9/1/49	15,610,000	14,273,114
Montgomery County Higher Education and Health Authority, Philadelphia Presbyterian Homes Project, Revenue Bonds
4.00%, due 12/1/48	3,995,000	3,324,641
Montgomery County Industrial Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue Bonds
5.00%, due 11/15/36	4,530,000	4,576,309
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project, Revenue Bonds
0.95%, due 12/1/33 (c)	9,250,000	8,974,056
Pennsylvania Economic Development Financing Authority, Rapid Bridge Replacement Project, Revenue Bonds
4.125%, due 12/31/38	4,000,000	3,885,596
Pennsylvania Economic Development Financing Authority, PA Bridges Finco LP, Revenue Bonds
5.00%, due 6/30/42	2,000,000	2,005,076
	Principal Amount	Value

Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds (b)
Insured: AG
5.00%, due 12/31/57	$ 7,900,000	$ 8,022,275
5.25%, due 6/30/53	8,395,000	8,508,448
5.75%, due 6/30/48	6,560,000	6,843,654
Pennsylvania Economic Development Financing Authority, Core Natural Resources, Inc. Project, Revenue Bonds
5.45%, due 1/1/51 (a)(b)(c)	8,850,000	9,511,315
Pennsylvania Higher Education Assistance Agency, Revenue Bonds (b)
Series B
5.00%, due 6/1/49	7,600,000	7,560,893
Series 1-C
5.00%, due 6/1/51	4,950,000	4,836,857
Pennsylvania Turnpike Commission, Revenue Bonds
Series B, Insured: AG-CR
4.00%, due 12/1/46	6,770,000	6,353,632
Series A
4.00%, due 12/1/50	7,650,000	7,000,849
Series A, Insured: BAM
4.00%, due 12/1/50	46,265,000	42,663,857
Philadelphia Authority for Industrial Development, Mariana Bracetti Academy Charter School, Revenue Bonds
Series B
4.875%, due 12/15/35 (a)	5,825,000	5,834,043
Philadelphia Authority for Industrial Development, Frankford Valley Foundation for Literacy, Revenue Bonds (a)
5.00%, due 6/15/39	1,725,000	1,740,187
5.00%, due 6/15/43	1,500,000	1,464,280
Philadelphia Authority for Industrial Development, Russell Byers Charter School, Revenue Bonds
Series A
5.00%, due 5/1/40	1,105,000	1,105,849
Series A
5.00%, due 5/1/50	3,130,000	2,940,399

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
40	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Pennsylvania (continued)
Philadelphia Authority for Industrial Development, MaST Charter School Project, Revenue Bonds
Series A
5.00%, due 8/1/40	$ 915,000	$ 930,540
Series A
5.00%, due 8/1/50	1,050,000	1,050,316
Philadelphia Authority for Industrial Development, University of the Arts (The), Revenue Bonds (a)
5.00%, due 3/15/45	300,000	316,385
5.00%, due 3/15/45 (d)(e)	1,512,050	302,410
Philadelphia Authority for Industrial Development, Philadelphia Performing Arts Charter School, Revenue Bonds
Series A
5.00%, due 6/15/50 (a)	1,700,000	1,569,121
Philadelphia Authority for Industrial Development, International Education & Community Initiatives Project, Revenue Bonds (a)
Series A
5.125%, due 6/1/38	3,660,000	3,612,905
Series A
5.25%, due 6/1/48	3,085,000	2,853,982
Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Revenue Bonds
Series A
6.50%, due 6/1/45	2,200,000	2,199,892
Scranton Redevelopment Authority, Revenue Bonds
Series A, Insured: MUN GOVT GTD
5.00%, due 11/15/28	5,065,000	5,067,728
Scranton-Lackawanna Health and Welfare Authority, Marywood University Project, Revenue Bonds
5.00%, due 6/1/36	1,000,000	941,355
5.00%, due 6/1/46	4,625,000	3,929,703
Wilkes-Barre Finance Authority, Wilkes University Project, Revenue Bonds
4.00%, due 3/1/42	2,500,000	2,119,705
		346,230,614
	Principal Amount	Value

Puerto Rico 12.1%
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	$ 43,900,000	$ 9,031,639
Series B
(zero coupon), due 5/15/57	65,600,000	1,971,851
5.50%, due 5/15/39	895,000	907,270
5.625%, due 5/15/43	36,560,000	37,162,297
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
(zero coupon), due 7/1/33	26,422,270	19,091,646
Series A-1
4.00%, due 7/1/35	53,687,833	52,783,016
Series A-1
4.00%, due 7/1/37	33,727,084	32,306,995
Series A-1
4.00%, due 7/1/41	19,323,126	17,753,613
Series A-1
4.00%, due 7/1/46	12,500,000	11,047,655
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	175,075,699	112,048,447
(zero coupon), due 11/1/51	84,890,174	57,406,980
(zero coupon), due 11/1/51	27,500,000	7,528,125
(zero coupon), due 11/1/51	33,404,851	16,159,596
(zero coupon), due 11/1/51	20,182,907	11,983,601
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	127,860,010	124,598,634
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (a)
Series C
3.50%, due 7/1/26	14,625,000	14,295,079
Series A
5.00%, due 7/1/27	345,000	350,428
Series A
5.00%, due 7/1/30	4,135,000	4,308,679
Series A
5.00%, due 7/1/35	15,960,000	16,519,404
Series A
5.00%, due 7/1/37	5,750,000	5,978,420
Series A
5.00%, due 7/1/47	127,655,000	125,412,906
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Puerto Rico (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds (a)
Series B
5.00%, due 7/1/33	$ 5,300,000	$ 5,540,184
Series B
5.00%, due 7/1/37	20,695,000	21,407,916
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD
3.30%, due 7/1/19 (d)(e)(g)	1,015,000	669,900
Series UU, Insured: AG
3.571%, due 7/1/29	3,370,000	3,247,380
Series ZZ
4.25%, due 7/1/20 (d)(e)(g)	1,355,000	894,300
Series CCC
4.25%, due 7/1/23 (d)(e)	1,150,000	759,000
Series CCC
4.375%, due 7/1/22 (d)(e)(g)	115,000	75,900
Series CCC
4.60%, due 7/1/24 (d)(e)	200,000	132,000
Series CCC
4.625%, due 7/1/25 (d)(e)	1,085,000	716,100
Series XX
4.75%, due 7/1/26 (d)(e)	320,000	212,000
Series ZZ
4.75%, due 7/1/27 (d)(e)	405,000	268,313
Series A
4.80%, due 7/1/29 (d)(e)	690,000	457,125
Series DDD
5.00%, due 7/1/20 (d)(e)(g)	3,250,000	2,145,000
Series TT
5.00%, due 7/1/20 (d)(e)(g)	2,195,000	1,448,700
Series CCC
5.00%, due 7/1/21 (d)(e)(g)	470,000	310,200
Series DDD
5.00%, due 7/1/21 (d)(e)(g)	275,000	181,500
Series TT
5.00%, due 7/1/21 (d)(e)(g)	1,215,000	801,900
Series TT
5.00%, due 7/1/23 (d)(e)	365,000	240,900
Series CCC
5.00%, due 7/1/24 (d)(e)	1,845,000	1,217,700
Series TT
5.00%, due 7/1/24 (d)(e)	450,000	297,000
Series CCC
5.00%, due 7/1/25 (d)(e)	575,000	379,500
	Principal Amount	Value

Puerto Rico (continued)
Puerto Rico Electric Power Authority, Revenue Bonds (continued)
Series TT
5.00%, due 7/1/25 (d)(e)	$ 1,030,000	$ 679,800
Series TT
5.00%, due 7/1/26 (d)(e)	1,050,000	695,625
Series TT, Insured: AG-CR
5.00%, due 7/1/27	150,000	150,001
Series TT
5.00%, due 7/1/27 (d)(e)	1,250,000	828,125
Series WW
5.00%, due 7/1/28 (d)(e)	380,000	251,750
Series TT
5.00%, due 7/1/32 (d)(e)	9,320,000	6,174,500
Series A
5.00%, due 7/1/42 (d)(e)	8,755,000	5,800,188
Series A
5.05%, due 7/1/42 (d)(e)	825,000	546,563
Series ZZ
5.25%, due 7/1/20 (d)(e)(g)	225,000	148,500
Series ZZ
5.25%, due 7/1/23 (d)(e)	620,000	409,200
Series AAA
5.25%, due 7/1/24 (d)(e)	3,000,000	1,980,000
Series WW
5.25%, due 7/1/25 (d)(e)	1,605,000	1,059,300
Series AAA
5.25%, due 7/1/26 (d)(e)	110,000	72,875
Series ZZ
5.25%, due 7/1/26 (d)(e)	3,520,000	2,332,000
Series VV, Insured: NATL-RE
5.25%, due 7/1/29	630,000	635,058
Series AAA
5.25%, due 7/1/30 (d)(e)	985,000	652,563
Series VV, Insured: NATL-RE
5.25%, due 7/1/30	3,850,000	3,884,216
Series VV, Insured: NATL-RE
5.25%, due 7/1/32	345,000	349,646
Series WW
5.25%, due 7/1/33 (d)(e)	8,310,000	5,505,375
Series XX
5.25%, due 7/1/35 (d)(e)	2,265,000	1,500,563
Series XX
5.25%, due 7/1/40 (d)(e)	18,055,000	11,961,437
Series BBB
5.40%, due 7/1/28 (d)(e)	9,615,000	6,369,938
Series WW
5.50%, due 7/1/38 (d)(e)	11,595,000	7,681,687

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
42	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Revenue Bonds (continued)
Series XX
5.75%, due 7/1/36 (d)(e)	$ 4,055,000	$ 2,686,438
Series A
6.75%, due 7/1/36 (d)(e)	11,550,000	7,651,875
Series A
7.00%, due 7/1/33 (d)(e)	1,500,000	993,750
Series A
7.00%, due 7/1/43 (d)(e)	4,750,000	3,146,875
Puerto Rico Electric Power Authority, Build America Bonds, Revenue Bonds (d)(e)
Series EEE
5.95%, due 7/1/30	25,585,000	16,950,062
Series EEE
6.05%, due 7/1/32	12,265,000	8,125,562
Series YY
6.125%, due 7/1/40	44,950,000	29,779,375
Series EEE
6.25%, due 7/1/40	10,165,000	6,734,313
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AG
5.00%, due 8/1/27	700,000	701,872
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/31	1,842,000	1,508,888
Series A-1
(zero coupon), due 7/1/46	231,114,000	80,851,789
Series A-1
(zero coupon), due 7/1/51	99,595,000	24,729,438
(zero coupon), due 8/1/54	516,302	111,022
Series A-1
4.75%, due 7/1/53	30,968,000	29,331,558
Series A-2
4.784%, due 7/1/58	18,087,000	17,040,725
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-2
4.329%, due 7/1/40	20,500,000	19,902,292
Series A-1
5.00%, due 7/1/58	102,691,000	99,922,071
		1,129,885,614
	Principal Amount	Value

Rhode Island 0.2%
Providence Redevelopment Agency, Port Providence Lease, Certificate of Participation
Series A, Insured: AG
(zero coupon), due 9/1/26	$ 685,000	$ 666,665
Series A, Insured: AG
(zero coupon), due 9/1/29	1,835,000	1,619,497
Series A, Insured: AG
(zero coupon), due 9/1/30	1,835,000	1,565,675
Series A, Insured: AG
(zero coupon), due 9/1/32	1,500,000	1,189,191
Series A, Insured: AG
(zero coupon), due 9/1/34	1,000,000	727,284
Series A, Insured: AG
(zero coupon), due 9/1/35	360,000	249,224
Series A, Insured: AG
(zero coupon), due 9/1/36	470,000	309,220
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
(zero coupon), due 6/1/52	78,620,000	11,396,142
		17,722,898
South Carolina 0.7%
County of Berkeley, Nexton Improvement District, Special Assessment
4.375%, due 11/1/49	1,500,000	1,339,513
South Carolina Jobs-Economic Development Authority, Bishop Gadsden Episcopal Retirement Community, Revenue Bonds
Series A
4.00%, due 4/1/54	1,160,000	943,326
Series A
5.00%, due 4/1/54	3,000,000	2,900,151
South Carolina Jobs-Economic Development Authority, Green Charter School Project, Revenue Bonds
Series A
4.00%, due 6/1/56 (a)	3,530,000	2,387,938
South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project, Revenue Bonds
5.25%, due 11/15/47	5,025,000	4,949,132
5.25%, due 11/15/52	1,490,000	1,437,433
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, Beaufort Memorial Hospital & South of Broad Healthcare Project, Revenue Bonds
5.75%, due 11/15/54	$ 3,250,000	$ 3,372,375
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series B, Insured: BAM
4.00%, due 12/1/46	5,710,000	5,465,313
Series B, Insured: BAM
4.00%, due 12/1/48	20,839,000	19,718,508
Series B, Insured: BAM
4.00%, due 12/1/50	4,805,000	4,493,227
Series B, Insured: BAM
4.00%, due 12/1/54	4,932,000	4,563,088
Series B, Insured: BAM
4.00%, due 12/1/55	14,546,000	13,440,163
		65,010,167
Tennessee 0.4%
Chattanooga Health Educational & Housing Facility Board, CommonSpirit Health, Revenue Bonds
Series A-2
5.00%, due 8/1/44	2,640,000	2,676,741
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Belmont University, Revenue Bonds
Insured: AG-CR
4.00%, due 5/1/51	13,405,000	12,370,240
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Trevecca Nazarene University Project, Revenue Bonds
Series B
4.00%, due 10/1/51	2,830,000	2,270,009
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds
5.00%, due 10/1/48	1,880,000	1,817,183
	Principal Amount	Value

Tennessee (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University Project, Revenue Bonds
Series A
5.25%, due 10/1/58	$ 8,650,000	$ 8,384,375
Tennessee Energy Acquisition Corp., Commodity Project, Revenue Bonds
Series A
5.00%, due 5/1/52 (c)	6,550,000	7,069,162
		34,587,710
Texas 4.3%
Arlington Higher Education Finance Corp., Great Hearts America, Revenue Bonds
Series A
5.00%, due 8/15/54	1,325,000	1,275,707
Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation Project, Revenue Bonds
4.00%, due 7/15/45	260,000	205,231
5.00%, due 7/15/41	3,300,000	3,162,393
Calhoun County Navigation Industrial Development Authority, Max Midstream Texas LLC Project, Revenue Bonds, Senior Lien (a)
Series A
3.625%, due 7/1/26 (b)	14,805,000	14,410,085
Series B
6.50%, due 7/1/26	13,700,000	13,220,520
Central Texas Regional Mobility Authority, Capital Appreciation, Revenue Bonds
(zero coupon), due 1/1/33	315,000	250,411
(zero coupon), due 1/1/34	3,275,000	2,495,721
(zero coupon), due 1/1/35	3,700,000	2,691,052
(zero coupon), due 1/1/36	2,000,000	1,381,168
(zero coupon), due 1/1/39	3,500,000	2,034,889
Central Texas Regional Mobility Authority, Revenue Bonds
4.00%, due 1/1/41	6,000,000	5,838,805

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
44	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
City of Arlington, Tax Increment Reinvestment Zone No. 5, Tax Allocation
4.00%, due 8/15/50	$ 2,355,000	$ 1,912,568
City of Houston, Airport System, United Airlines Inc. Project, Revenue Bonds
Series B-1
4.00%, due 7/15/41 (b)	4,100,000	3,766,456
City of Houston, Airport System, Revenue Bonds, Sub. Lien
Series A
4.00%, due 7/1/48 (b)	6,810,000	6,121,141
City of Houston, Airport System, Revenue Bonds
Series A, Insured: AG
5.25%, due 7/1/53 (b)	3,500,000	3,649,464
City of Houston, United Airlines, Inc., Revenue Bonds (b)
Series B
5.50%, due 7/15/37	4,045,000	4,422,337
Series B
5.50%, due 7/15/39	13,285,000	14,330,952
City of Lago Vista, Tessera on Lake Travis Public Improvement District Project, Special Assessment
Series B
4.875%, due 9/1/50 (a)	1,250,000	1,191,043
City of Lowry Crossing, Simpson Road Public Improvement District Projects, Special Assessment
6.00%, due 9/15/55 (a)	1,300,000	1,336,761
City of Princeton, Eastridge Public Improvement District Improvement Area No. 4, Special Assessment
5.625%, due 9/1/55 (a)	700,000	711,236
Clifton Higher Education Finance Corp., IDEA Public Schools, Revenue Bonds
Series A
4.00%, due 8/15/47	4,030,000	3,634,304
County of Denton, Green Meadows Public Improvement District Area No. 1, Special Assessment (a)
5.375%, due 12/31/45	1,750,000	1,811,788
5.625%, due 12/31/55	2,500,000	2,584,544
	Principal Amount	Value

Texas (continued)
Danbury Higher Education Authority, Inc., Golden Rule School, Inc., Revenue Bonds
Series A
4.00%, due 8/15/49	$ 1,725,000	$ 1,286,920
Grand Parkway Transportation Corp., Grand Parkway System, Revenue Bonds, First Tier
Series C, Insured: AG-CR
4.00%, due 10/1/49	72,540,000	68,415,804
Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Revenue Bonds
Series A
5.00%, due 6/1/33	900,000	882,910
Series A
5.00%, due 6/1/38	1,960,000	1,794,099
Harris County-Houston Sports Authority, Revenue Bonds, Junior Lien
Series H, Insured: NATL-RE
(zero coupon), due 11/15/26	65,000	62,944
Series H, Insured: NATL-RE
(zero coupon), due 11/15/26	535,000	518,077
Series H, Insured: NATL-RE
(zero coupon), due 11/15/29	10,000	8,859
Series H, Insured: NATL-RE
(zero coupon), due 11/15/29	725,000	642,285
Series H, Insured: NATL-RE
(zero coupon), due 11/15/32	250,000	190,026
Series H, Insured: NATL-RE
(zero coupon), due 11/15/33	185,000	131,406
Series H, Insured: NATL-RE
(zero coupon), due 11/15/38	220,000	119,179
Series H, Insured: NATL-RE
(zero coupon), due 11/15/38	1,175,000	587,639
Series H, Insured: NATL-RE
(zero coupon), due 11/15/39	455,000	231,547
Series H, Insured: NATL-RE
(zero coupon), due 11/15/39	1,070,000	498,381
Series H, Insured: NATL-RE
(zero coupon), due 11/15/40	1,095,000	523,371
Series H, Insured: NATL-RE
(zero coupon), due 11/15/40	760,000	329,724
Series H, Insured: NATL-RE
(zero coupon), due 11/15/41	575,000	258,075
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Harris County-Houston Sports Authority, Revenue Bonds, Junior Lien (continued)
Series H, Insured: NATL-RE
(zero coupon), due 11/15/41	$ 125,000	$ 50,519
Harris County-Houston Sports Authority, Revenue Bonds, Senior Lien
Series A, Insured: AG NATL-RE
(zero coupon), due 11/15/34	2,035,000	1,334,205
Series A, Insured: AG NATL-RE
(zero coupon), due 11/15/38	35,615,000	17,734,162
Series A, Insured: AG NATL-RE
(zero coupon), due 11/15/40	1,310,000	568,218
Hemphill County Hospital District, Limited General Obligation
4.625%, due 2/1/39	2,765,000	2,615,719
Houston Higher Education Finance Corp., Houston Christian University Project, Revenue Bonds
5.25%, due 10/1/54	1,500,000	1,441,434
Lake Houston Redevelopment Authority, City of Houston Reinvestment Zone No. 10, Revenue Bonds
3.00%, due 9/1/47	2,330,000	1,640,048
Montgomery County Toll Road Authority, Revenue Bonds, Senior Lien
5.00%, due 9/15/48	2,500,000	2,500,602
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Inc., Revenue Bonds (a)
4.00%, due 8/15/36	1,000,000	920,885
4.00%, due 8/15/41	6,315,000	5,456,598
4.00%, due 8/15/46	880,000	714,070
4.00%, due 8/15/56	6,900,000	5,173,100
New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing Denton LLC, Revenue Bonds
Series B-1, Insured: AG
4.00%, due 7/1/48	1,000,000	894,568
	Principal Amount	Value

Texas (continued)
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Revenue Bonds
4.00%, due 11/1/49	$ 350,000	$ 297,602
4.00%, due 11/1/55	1,250,000	1,024,791
5.00%, due 11/1/55	1,200,000	1,151,182
5.00%, due 11/1/60	5,000,000	4,730,899
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation of East Texas, Inc., Revenue Bonds
Series A-1
4.00%, due 12/1/54	555,000	410,903
Series A-1
5.00%, due 12/1/54	3,770,000	3,337,690
New Hope Cultural Education Facilities Finance Corp., Cumberland Academy, Inc., Revenue Bonds (a)
Series A
5.00%, due 8/15/40	3,950,000	3,642,586
Series A
5.00%, due 8/15/50	750,000	638,917
New Hope Cultural Education Facilities Finance Corp., Southwest Preparatory School, Revenue Bonds
Series A
5.00%, due 8/15/50 (a)	3,880,000	3,467,696
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Revenue Bonds (a)
Series A
5.00%, due 8/15/54	5,245,000	4,708,111
Series A
5.00%, due 8/15/59	4,400,000	3,915,361
New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc., Project, Revenue Bonds
5.00%, due 1/1/55	1,500,000	1,348,860

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
46	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., Legacy at Midtown Park Project, Revenue Bonds
Series A
5.50%, due 7/1/54	$ 5,900,000	$ 4,932,064
North Texas Tollway Authority, Revenue Bonds, Second Tier
Series B, Insured: BAM
3.00%, due 1/1/46	17,800,000	13,893,397
Port Freeport, Revenue Bonds, Senior Lien
4.00%, due 6/1/51 (b)	4,035,000	3,442,453
Port of Port Arthur Navigation District, Port Improvement, Unlimited General Obligation
4.00%, due 3/1/47 (b)	4,500,000	3,986,208
Reagan Hospital District of Reagan County, Limited General Obligation
Series A
5.125%, due 2/1/39	1,400,000	1,399,809
Red River Education Finance Corp., Houston Baptist University Project, Revenue Bonds
5.50%, due 10/1/46	5,950,000	5,957,451
San Antonio Education Facilities Corp., University of the Incarnate Word, Revenue Bonds
Series A
4.00%, due 4/1/51	4,000,000	3,178,323
Sherman Independent School District, Unlimited General Obligation
Series B, Insured: PSF-GTD
5.00%, due 2/15/53	4,750,000	4,951,302
Tarrant County Cultural Education Facilities Finance Corp., Barton Creek Senior Living Center Project, Revenue Bonds
5.00%, due 11/15/40	1,350,000	1,350,154
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Revenue Bonds
Series B
5.00%, due 11/15/40	1,250,000	1,253,519
	Principal Amount	Value

Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project, Revenue Bonds
5.00%, due 11/15/46	$ 3,025,000	$ 2,917,634
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
3.528%, due 9/15/27	20,570,000	20,589,667
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Revenue Bonds, Senior Lien
Series A
4.00%, due 12/31/37	2,120,000	2,121,867
Series A
4.00%, due 12/31/38	2,745,000	2,721,759
Series A
4.00%, due 12/31/39	4,385,000	4,292,152
5.50%, due 12/31/58 (b)	26,000,000	27,069,840
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC, Revenue Bonds, Senior Lien
5.00%, due 6/30/58 (b)	53,405,000	53,218,622
Texas Transportation Commission, State Highway 249, Revenue Bonds, First Tier
Series A
(zero coupon), due 8/1/43	3,750,000	1,595,031
Series A
(zero coupon), due 8/1/44	4,200,000	1,689,415
Tomball Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	4,185,000	4,381,188
		403,580,403
U.S. Virgin Islands 2.2%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/30	23,765,000	24,503,759
Series A
5.00%, due 10/1/32	37,995,000	39,618,291
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
U.S. Virgin Islands (continued)
Matching Fund Special Purpose Securitization Corp., Revenue Bonds (continued)
Series A
5.00%, due 10/1/39	$ 104,875,000	$ 107,394,685
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series C
5.00%, due 10/1/30 (a)	14,870,000	14,873,824
Series A
5.00%, due 10/1/32	12,100,000	12,102,525
Series A
5.00%, due 10/1/34 (a)	2,600,000	2,600,308
Series C
5.00%, due 10/1/39 (a)	9,310,000	9,309,535
		210,402,927
Utah 1.7%
Black Desert Public Infrastructure District, Limited General Obligation (a)
Series A
3.75%, due 3/1/41	410,000	364,125
Series A
4.00%, due 3/1/51	9,850,000	8,113,880
Black Desert Public Infrastructure District, Assessment Area No. 1, Special Assessment
5.625%, due 12/1/53 (a)	14,500,000	14,659,864
City of Salt Lake City, Airport, Revenue Bonds (b)
Series A
5.00%, due 7/1/51	8,450,000	8,581,885
Series A
5.25%, due 7/1/48	1,750,000	1,831,595
Mida Golf and Equestrian Center Public Infrastructure District, Limited General Obligation (a)
4.50%, due 6/1/51	7,070,000	5,974,127
4.625%, due 6/1/57	5,000,000	4,165,019
Mida Mountain Village Public Infrastructure District, Assessment Area No. 2, Special Assessment
4.00%, due 8/1/50 (a)	1,900,000	1,630,246
	Principal Amount	Value

Utah (continued)
Mida Mountain Village Public Infrastructure District, Special Assessment (a)
Series A
4.50%, due 8/1/40	$ 1,500,000	$ 1,501,942
Series A
5.00%, due 8/1/50	5,000,000	4,934,486
Military Installation Development Authority, Revenue Bonds
Series A-1
4.00%, due 6/1/36	4,000,000	3,860,138
Series A-1
4.00%, due 6/1/41	2,430,000	2,231,620
Series A-1
4.00%, due 6/1/52	14,425,000	12,023,491
Moonlight Village Public Infrastructure District No. 1, Limited General Obligation
Series A
6.00%, due 3/1/56 (a)	1,660,000	1,680,079
SkyRidge Pegasus Infrastructure Financing District, SkyRidge Pegasus Assessment Area, Special Assessment
5.25%, due 12/1/44 (a)	4,500,000	4,452,535
Tech Ridge Public Infrastructure District, Tech Ridge Assessment Area, Special Assessment
6.25%, due 12/1/54 (a)	6,000,000	6,180,969
UIPA Crossroads Public Infrastructure District, Tax Allocation
4.375%, due 6/1/52 (a)	7,500,000	6,910,240
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: BAM UT CSCE
4.00%, due 4/15/45	2,975,000	2,726,559
Insured: BAM UT CSCE
4.00%, due 4/15/50	3,395,000	3,028,547
Utah Charter School Finance Authority, North Star Academy, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 4/15/45	2,020,000	1,841,643

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
48	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Utah (continued)
Utah Charter School Finance Authority, Vista at Entrada School of Performing Arts & Technology, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/45	$ 1,870,000	$ 1,673,229
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/54	4,700,000	4,022,331
Utah Charter School Finance Authority, Providence Hall Project, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/51	3,000,000	2,637,180
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
3.00%, due 10/15/45	4,425,000	3,240,869
4.00%, due 10/15/42	3,970,000	3,670,089
Series A
5.00%, due 10/15/32	1,615,000	1,652,426
Series A
5.00%, due 10/15/34	3,085,000	3,145,670
Series A
5.00%, due 10/15/37	1,100,000	1,113,558
Series A
5.00%, due 10/15/40	3,780,000	3,790,970
5.00%, due 10/15/46	4,900,000	4,856,718
Series A
5.375%, due 10/15/40	5,910,000	5,994,252
5.625%, due 10/15/38	2,530,000	2,764,501
6.00%, due 10/15/47	6,350,000	6,903,174
Utah Infrastructure Agency, Revenue Bonds
4.00%, due 10/15/34	1,410,000	1,401,466
Verk Industrial Regional Public Infrastructure District, Tax Allocation
6.625%, due 9/1/47 (a)	6,000,000	6,298,897
Wolf Creek Infrastructure Financing District No. 1, Assessment Area No. 1, Special Assessment
5.75%, due 12/1/44	12,000,000	12,280,667
		162,138,987
	Principal Amount	Value

Vermont 0.1%
Vermont Economic Development Authority, Wake Robin Corp. Project, Revenue Bonds
Series A
4.00%, due 5/1/45	$ 2,350,000	$ 1,955,040
Vermont Student Assistance Corp., Education Loan, Revenue Bonds
Series B
4.50%, due 6/15/45 (b)	3,500,000	3,161,749
		5,116,789
Virginia 1.8%
Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Revenue Bonds, First Tier
5.00%, due 7/1/51	8,870,000	8,881,311
Farmville Industrial Development Authority, Longwood University Student Project, Revenue Bonds
Series A
5.00%, due 1/1/48	6,700,000	6,168,235
Series A
5.00%, due 1/1/55	16,100,000	14,394,145
Farmville Industrial Development Authority, Longwood University Student Housing Project, Revenue Bonds
Series A
5.00%, due 1/1/59	7,255,000	6,412,296
Henrico County Economic Development Authority, LifeSpire of Virginia, Residential Care Facility, Revenue Bonds
Series C
5.00%, due 12/1/47	2,200,000	2,200,831
James City County Economic Development Authority, Williamsburg Landing, Inc., Revenue Bonds
Series A
4.00%, due 12/1/50	3,235,000	2,526,384
Lynchburg Economic Development Authority, Randolph College Project, Revenue Bonds
5.00%, due 9/1/48	3,455,000	3,412,090
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Virginia (continued)
Roanoke Economic Development Authority, Lynchburg College, Revenue Bonds
Series A
4.00%, due 9/1/48	$ 4,590,000	$ 3,714,984
Salem Economic Development Authority, Educational Facilities, Roanoke College, Revenue Bonds
4.00%, due 4/1/45	840,000	718,857
5.00%, due 4/1/49	1,000,000	960,340
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed, Revenue Bonds
Series A-1
6.706%, due 6/1/46	29,865,000	22,451,286
Virginia College Building Authority, Regent University Project, Revenue Bonds
3.00%, due 6/1/41	9,500,000	7,547,542
4.00%, due 6/1/46	1,360,000	1,176,733
6.00%, due 6/1/55	3,200,000	3,405,598
Virginia College Building Authority, Marymount University Project, Green Bond, Revenue Bonds
Series B
5.00%, due 7/1/45 (a)	1,945,000	1,481,661
Virginia Small Business Financing Authority, Elizabeth River Crossings OpCo LLC, Revenue Bonds, Senior Lien
3.00%, due 1/1/41 (b)	4,000,000	3,275,397
Virginia Small Business Financing Authority, 95 Express Lanes LLC, Revenue Bonds, Senior Lien (b)
4.00%, due 7/1/39	1,380,000	1,348,457
4.00%, due 1/1/48	20,170,000	17,876,076
5.00%, due 1/1/36	1,345,000	1,432,327
5.00%, due 1/1/38	3,000,000	3,152,914
Virginia Small Business Financing Authority, National Senior Campuses, Inc., Revenue Bonds
Series A
4.00%, due 1/1/45	2,510,000	2,266,757
	Principal Amount	Value

Virginia (continued)
Virginia Small Business Financing Authority, National Senior Campuses Inc. Obligated Group, Revenue Bonds
Series A
4.00%, due 1/1/51	$ 11,840,000	$ 10,259,139
Virginia Small Business Financing Authority, Capital Beltway Express LLC, Revenue Bonds, Senior Lien
5.00%, due 12/31/47 (b)	6,000,000	6,025,991
Virginia Small Business Financing Authority, I-495 Hot Lanes Project, Revenue Bonds, Senior Lien (b)
5.00%, due 12/31/52	5,645,000	5,657,529
5.00%, due 12/31/57	6,770,000	6,773,005
Virginia Small Business Financing Authority, Transform 66 P3 Project, Revenue Bonds, Senior Lien
5.00%, due 12/31/56 (b)	28,125,000	27,423,194
		170,943,079
Washington 1.5%
Grant County Public Hospital District No. 1, Unlimited General Obligation
5.125%, due 12/1/48	3,945,000	3,995,036
5.125%, due 12/1/52	2,550,000	2,563,850
Pend Oreille County Public Utility District No. 1, Green Bond, Revenue Bonds
4.00%, due 1/1/41	3,000,000	2,838,752
5.00%, due 1/1/48	5,130,000	5,182,930
Port of Seattle, Intermediate Lien, Revenue Bonds
Series B
5.00%, due 8/1/47 (b)	5,800,000	5,975,120
Port of Seattle Industrial Development Corp., Delta Air Lines, Inc., Revenue Bonds
5.00%, due 4/1/30 (b)	1,825,000	1,825,383

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
50	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Washington (continued)
Washington Economic Development Finance Authority, North Pacific Paper Co. Recycling Project, Green Bond, Revenue Bonds
Series A
5.625%, due 12/1/40 (a)(b)	$ 5,750,000	$ 5,870,608
Washington Health Care Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-2
5.00%, due 8/1/44	8,685,000	8,805,870
Washington Higher Education Facilities Authority, Whitworth University Project, Revenue Bonds
4.00%, due 10/1/38	1,665,000	1,544,663
Series A
5.00%, due 10/1/40	3,000,000	2,973,180
Washington Higher Education Facilities Authority, Seattle Pacific University Project, Revenue Bonds
Series A
5.00%, due 10/1/45	1,345,000	1,197,394
Washington State Convention Center Public Facilities District, Lodging Tax, Revenue Bonds
Series B
3.00%, due 7/1/43	5,565,000	4,494,240
Series B
3.00%, due 7/1/48	2,465,000	1,816,231
Series B
3.00%, due 7/1/58	8,875,000	5,924,186
Series B, Insured: BAM
3.00%, due 7/1/58	13,510,000	9,329,494
Series B, Insured: AG-CR
3.00%, due 7/1/58	4,000,000	2,713,162
Insured: AG-CR
4.00%, due 7/1/58	8,810,000	7,690,501
Series B, Insured: AG-CR
4.00%, due 7/1/58	1,750,000	1,551,376
5.00%, due 7/1/58	9,750,000	9,731,520
Washington State Convention Center Public Facilities District, Revenue Bonds
Series B
3.00%, due 7/1/58	3,690,000	2,476,279
	Principal Amount	Value

Washington (continued)
Washington State Convention Center Public Facilities District, Lodging, Revenue Bonds
Series B
4.00%, due 7/1/48	$ 1,010,000	$ 875,940
Washington State Housing Finance Commission, Eliseo Project, Revenue Bonds (a)
Series A
4.00%, due 1/1/41	3,820,000	3,081,754
Series A
4.00%, due 1/1/51	1,700,000	1,164,925
Series A
4.00%, due 1/1/57	7,785,000	5,099,806
Washington State Housing Finance Commission, Riverview Retirement Community, Revenue Bonds
5.00%, due 1/1/48	2,900,000	2,683,652
Washington State Housing Finance Commission, Blakeley and Laurel Villages Project, Revenue Bonds (a)
Series A
5.50%, due 7/1/50	7,700,000	7,802,482
Series A
5.75%, due 7/1/60	10,400,000	10,645,643
Series B
7.00%, due 7/1/64	2,500,000	2,591,711
Washington State Housing Finance Commission, Provident Group-SH I Properties LLC, Revenue Bonds
5.50%, due 7/1/59	6,000,000	6,102,259
Whidbey Island Public Hospital District, Whidbey General Hospital, Limited General Obligation
3.75%, due 12/1/32	100,000	80,751
4.00%, due 12/1/37	305,000	224,930
Whidbey Island Public Hospital District, Unlimited General Obligation
5.375%, due 12/1/39	9,520,000	8,907,751
5.50%, due 12/1/33	2,070,000	2,011,226
		139,772,605
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
West Virginia 0.4%
County of Monongalia, Development District No. 4 University Town Center, Tax Allocation
Series A
6.00%, due 6/1/53 (a)	$ 4,170,000	$ 4,393,191
County of Ohio, Special District Excise Tax, The Highlands Project, Revenue Bonds
Series B
4.25%, due 3/1/35	4,000,000	3,979,622
County of Ohio, Fort Henry Centre Tax Increment Financing District No. 1, Tax Allocation
5.25%, due 6/1/44	1,250,000	1,271,277
5.25%, due 6/1/53	2,000,000	2,009,271
Glenville State College, Board of Governors, Revenue Bonds
5.25%, due 6/1/47	3,750,000	3,250,566
Monongalia County Commission Excise Tax District, University Town Centre, Revenue Bonds
Series A
4.125%, due 6/1/43 (a)	925,000	816,951
Monongalia County Commission Excise Tax District, University Town Center, Revenue Bonds
Series A
5.50%, due 6/1/37 (a)	4,000,000	4,059,119
West Virginia Hospital Finance Authority, Cabell Huntington Hospital, Revenue Bonds
Series A, Insured: AG-CR
4.00%, due 1/1/37	4,825,000	4,806,409
Series A, Insured: AG-CR
4.00%, due 1/1/38	2,500,000	2,467,722
Series A, Insured: AG-CR
4.125%, due 1/1/47	13,200,000	12,029,350
		39,083,478
Wisconsin 4.1%
Public Finance Authority, Wonderful Foundations Charter School, Revenue Bonds (a)
Series B
(zero coupon), due 1/1/60	70,900,000	6,345,429
Series A-1
5.00%, due 1/1/55	18,765,000	15,936,655
	Principal Amount	Value

Wisconsin (continued)
Public Finance Authority, Methodist University, Inc. (The), Revenue Bonds (a)
4.00%, due 3/1/26	$ 755,000	$ 751,269
4.00%, due 3/1/30	950,000	905,240
Public Finance Authority, North Carolina Leadership Charter Academy, Inc., Revenue Bonds
Series A
4.00%, due 6/15/29 (a)	160,000	158,329
Public Finance Authority, National Gypsum Co., Revenue Bonds
4.00%, due 8/1/35 (b)	4,000,000	3,894,333
Public Finance Authority, Roseman University of Health Sciences, Revenue Bonds
4.00%, due 4/1/42 (a)	900,000	791,561
4.00%, due 4/1/42 (a)	100,000	107,057
4.00%, due 4/1/52 (a)	3,000,000	2,385,435
5.00%, due 4/1/30 (a)	100,000	105,030
5.00%, due 4/1/30 (a)	600,000	614,293
5.00%, due 4/1/40 (a)	300,000	300,543
5.00%, due 4/1/50 (a)	100,000	109,260
5.00%, due 4/1/50 (a)	1,400,000	1,300,938
5.875%, due 4/1/45	6,250,000	6,249,866
Public Finance Authority, Fellowship Senior Living Project, Revenue Bonds
Series A
4.00%, due 1/1/46	11,260,000	9,219,136
Series A
4.00%, due 1/1/52	3,130,000	2,434,444
Public Finance Authority, Appalachian State University Project, Revenue Bonds
Series A, Insured: AG
4.00%, due 7/1/50	1,000,000	913,252
Series A, Insured: AG
4.00%, due 7/1/55	1,250,000	1,119,634
Series A, Insured: AG
4.00%, due 7/1/59	775,000	689,511
Public Finance Authority, UNC Health Southeastern, Revenue Bonds
Series A
4.00%, due 2/1/51	3,970,000	3,084,750

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
52	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Wisconsin (continued)
Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, Revenue Bonds (b)
4.00%, due 9/30/51	$ 14,995,000	$ 12,464,747
4.00%, due 3/31/56	8,965,000	7,269,958
Public Finance Authority, College Achieve Paterson Charter School Project, Revenue Bonds
Series A
4.00%, due 6/15/52 (a)	1,565,000	1,213,768
Public Finance Authority, Appalachian Regional Healthcare System Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/56	2,250,000	1,685,122
Public Finance Authority, Givens Estates, Revenue Bonds
4.00%, due 12/1/56	4,500,000	3,647,508
Public Finance Authority, Ultimate Medical Academy Project, Revenue Bonds (a)
Series A
5.00%, due 10/1/28	1,000,000	1,029,643
Series A
5.00%, due 10/1/29	2,000,000	2,078,768
Series A
5.00%, due 10/1/34	1,090,000	1,126,394
Series A
5.00%, due 10/1/39	16,300,000	16,478,162
Public Finance Authority, Carmelite System, Inc. Obligated Group (The), Revenue Bonds
5.00%, due 1/1/40	6,535,000	6,644,651
5.00%, due 1/1/45	560,000	557,652
Public Finance Authority, TrIPs Obligated Group, Revenue Bonds
Series B
5.00%, due 7/1/42 (b)	1,025,000	1,025,196
Series C
5.00%, due 7/1/42	4,500,000	4,500,862
Public Finance Authority, NC A&T Real Estate Foundation LLC Project, Revenue Bonds
Series A
5.00%, due 6/1/44	1,350,000	1,347,858
	Principal Amount	Value

Wisconsin (continued)
Public Finance Authority, NC A&T Real Estate Foundation LLC Project, Revenue Bonds (continued)
Series B
5.00%, due 6/1/49	$ 2,720,000	$ 2,665,557
Public Finance Authority, Guilford College, Revenue Bonds
Series A
5.00%, due 1/1/48	1,570,000	1,361,151
5.50%, due 1/1/47	5,860,000	5,330,628
Public Finance Authority, Coral Academy of Science Las Vegas, Revenue Bonds
Series A
5.00%, due 7/1/48	2,000,000	1,946,424
Public Finance Authority, Wilson Preparatory Academy, Revenue Bonds
Series A
5.00%, due 6/15/49 (a)	1,100,000	976,182
Public Finance Authority, The Franklin School Of Innovation, Inc., Revenue Bonds
5.00%, due 1/1/57 (a)	4,700,000	3,863,863
Public Finance Authority, Nevada State College, Revenue Bonds (a)
Series A
5.00%, due 5/1/60	6,500,000	4,086,859
Series B
9.00%, due 5/1/71	2,985,000	1,448,817
Public Finance Authority, Grand Hyatt San Antonio Hotel Acquisition Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 2/1/62	5,000,000	4,990,107
Public Finance Authority, CHF-Cullowhee, LLC - Western Carolina University Project, Revenue Bonds
Series A
5.25%, due 7/1/47	2,000,000	1,980,361
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Wisconsin (continued)
Public Finance Authority, KSU Bixby Real Estate Foundation LLC Project, Revenue Bonds, Senior Lien
Series A
5.25%, due 6/15/50	$ 1,000,000	$ 1,031,098
Series A
5.25%, due 6/15/55	1,500,000	1,540,786
Public Finance Authority, KSU Bixby Real Estate Foundation LLC Project, Revenue Bonds
Series C
5.75%, due 6/15/55	1,000,000	1,000,092
Public Finance Authority, North East Carolina Preparatory School, Inc., Revenue Bonds
Series A
5.25%, due 6/15/54	1,000,000	1,004,847
Public Finance Authority, AIDS Healthcare Foundation Obligated Group, Revenue Bonds
Series A
5.25%, due 12/1/54	5,000,000	4,810,741
Public Finance Authority, CHF - Manoa LLC, Revenue Bonds, Senior Lien (a)
Series A
5.75%, due 7/1/53	3,950,000	3,985,735
Series A
5.75%, due 7/1/63	20,150,000	20,208,288
Public Finance Authority, Georgia SR 400 Express Lanes Project, Revenue Bonds, Senior Lien (b)
5.75%, due 6/30/60	31,660,000	32,720,154
5.75%, due 12/31/65	113,475,000	117,622,069
6.50%, due 12/31/65	27,000,000	29,676,283
Public Finance Authority, Lake Erie College Project, Revenue Bonds
Series A
5.875%, due 10/1/54 (a)(d)(e)	2,000,000	1,237,410
Public Finance Authority, Lindenwood Education System, Revenue Bonds
Series B
6.00%, due 6/1/28 (a)	5,000,000	5,033,767
	Principal Amount	Value

Wisconsin (continued)
Public Finance Authority, Irving Convention Center Hotel Project, Revenue Bonds
Series A-2
7.00%, due 1/1/50 (a)	$ 12,440,000	$ 13,267,090
Wisconsin Health & Educational Facilities Authority, HOPE Christian Schools, Revenue Bonds
3.00%, due 12/1/31	445,000	382,653
Wisconsin Health & Educational Facilities Authority, Children's Hospital of Wisconsin Obligated Group, Revenue Bonds
3.00%, due 8/15/52	2,000,000	1,424,788
Wisconsin Health & Educational Facilities Authority, Sauk-Prairie Memorial Hospital Inc. Obligated Group, Revenue Bonds
Series A
5.375%, due 2/1/48	3,300,000	3,122,600
		385,204,604
Wyoming 0.1%
Sublette County Hospital District, Hospital Construction Project, Revenue Bonds
Series A
5.00%, due 6/15/26	11,933,000	11,934,115
Total Long-Term Municipal Bonds (Cost $8,989,424,405)		8,914,082,576
Short-Term Municipal Notes 1.1%
Alabama 0.2%
Industrial Development Board of the City of Mobile, Alabama Power Co. Barry Plant Project, Revenue Bonds
Series 2
4.00%, due 6/1/34 (h)	24,200,000	24,200,000
California 0.1%
Alameda County Industrial Development Authority, Santini Foods, Inc. Project, Revenue Bonds
Series A
4.47%, due 12/1/40 (h)	1,450,000	1,450,000

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
54	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Short-Term Municipal Notes (continued)
California (continued)
California Enterprise Development Authority, Sconza Candy Co. Project, Revenue Bonds
Series A
4.22%, due 7/1/33 (h)	$ 5,200,000	$ 5,200,000
San Mateo County Transit District, Revenue Bonds
Series B
3.05%, due 6/1/49 (h)	2,700,000	2,700,000
		9,350,000
Connecticut 0.1%
Tender Option Bond Trust Receipts, Revenue Bonds
3.26%, due 7/1/48 (a)(h)	8,100,000	8,100,000
Kentucky 0.1%
County of Meade, Nucor Steel Brandenburg Project, Revenue Bonds
Series B-1
4.40%, due 8/1/61 (h)	8,400,000	8,400,000
Ohio 0.1%
Tender Option Bond Trust Receipts, Revenue Bonds
3.26%, due 5/1/54 (a)(h)	5,630,000	5,630,000
Pennsylvania 0.0% ‡
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Revenue Bonds
Series D-3
4.05%, due 11/1/61 (h)	2,000,000	2,000,000
Texas 0.2%
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series B
3.27%, due 5/15/34 (h)	1,850,000	1,850,000
	Principal Amount	Value

Texas (continued)
Harris County Cultural Education Facilities Finance Corp., Houston Methodist, Revenue Bonds
Series D
3.90%, due 12/1/60 (h)	$ 16,000,000	$ 16,000,000
		17,850,000
Washington 0.3%
County of King, Sewer, Revenue Bonds, Junior Lien
3.88%, due 1/1/42 (h)	26,000,000	26,000,000
Total Short-Term Municipal Notes (Cost $101,530,000)		101,530,000
Total Municipal Bonds (Cost $9,090,954,405)		9,015,612,576

Long-Term Bonds 0.3%
Corporate Bonds 0.3%
Commercial Services 0.1%
Howard University
Series 21A
4.756%, due 10/1/51	5,200,000	4,515,867
Toll Road Investors Partnership II LP (a)
(zero coupon), due 2/15/41	20,000,000	6,146,728
(zero coupon), due 2/15/46	9,250,000	1,876,462
Wildflower Improvement Association
6.625%, due 3/1/31 (a)	1,705,986	1,685,658
		14,224,715
Diversified Financial Services 0.1%
Churchill LBC LLC
Series 2025
9.25%, due 1/1/31 (a)	6,700,000	6,800,098
Healthcare-Services 0.1%
Toledo Hospital (The)
6.015%, due 11/15/48	9,350,000	9,017,140
Total Corporate Bonds (Cost $28,600,353)		30,041,953
Total Long-Term Bonds (Cost $28,600,353)		30,041,953

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Shares	Value
Closed-End Funds 0.8%
California 0.0% ‡
BlackRock MuniHoldings California Quality Fund, Inc.	73,110	$ 794,706
Delaware 0.0% ‡
BlackRock MuniYield Fund, Inc.	200,504	2,119,327
Georgia 0.1%
Invesco Advantage Municipal Income Trust II	124,655	1,123,141
Invesco Municipal Opportunity Trust	127,228	1,234,112
Invesco Municipal Trust	173,210	1,690,530
Invesco Trust for Investment Grade Municipals	201,722	2,057,564
		6,105,347
Illinois 0.1%
BlackRock Municipal Income Trust II	74,692	791,735
Nuveen AMT-Free Quality Municipal Income Fund	180,690	2,105,039
Nuveen Municipal Credit Income Fund	434,580	5,488,745
		8,385,519
Massachusetts 0.0% ‡
DWS Municipal Income Trust	92,505	851,046
Eaton Vance Municipal Bond Fund	55,528	553,059
		1,404,105
Michigan 0.1%
BlackRock MuniYield Michigan Quality Fund, Inc.	245,271	2,827,975
Core Pacific Pioneer Mutual (i)	87,943	39,574
Core Pacific Pioneer Mutual (i)	100,148	37,055
		2,904,604
Multi-State 0.2%
BlackRock Municipal 2030 Target Term Trust	427,334	9,683,388
BlackRock Municipal Income Quality Trust	18,136	200,040
BlackRock MuniYield Quality Fund II, Inc.	588,091	5,898,553
BlackRock MuniYield Quality Fund, Inc.	287,227	3,346,195
		19,128,176
	Shares	Value

New Jersey 0.1%
BlackRock MuniHoldings Fund, Inc.	472,626	$ 5,548,629
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	384,935	4,515,288
		10,063,917
New York 0.2%
BlackRock Municipal Income Trust	188,254	1,910,778
BlackRock MuniHoldings New York Quality Fund, Inc.	525,108	5,466,374
BlackRock MuniVest Fund, Inc.	240,403	1,678,013
BlackRock MuniYield New York Quality Fund, Inc.	543,595	5,501,181
BlackRock New York Municipal Income Trust	26,795	275,453
Nuveen AMT-Free Municipal Credit Income Fund	297,074	3,731,249
Nuveen New York AMT-Free Quality Municipal Income Fund	3,154	32,045
		18,595,093
Pennsylvania 0.0% ‡
Invesco Pennsylvania Value Municipal Income Trust	4,902	51,961
Total Closed-End Funds (Cost $78,044,505)		69,552,755
Short-Term Investment 1.2%
Unaffiliated Investment Company 1.2%
Dreyfus Government Cash Management - Institutional Shares, 3.94% (j)	113,095,801	113,095,801
Total Short-Term Investment (Cost $113,095,801)		113,095,801
Total Investments (Cost $9,310,695,064)	98.6%	9,228,303,085
Other Assets, Less Liabilities	1.4	133,069,940
Net Assets	100.0%	$ 9,361,373,025

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Interest on these securities is subject to alternative minimum tax.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
56	NYLI MacKay High Yield Muni Bond Fund

(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of October 31, 2025.
(d)	Issue in default.
(e)	Issue in non-accrual status.
(f)	Step coupon—Rate shown was the rate in effect as of October 31, 2025.
(g)	Illiquid security—As of October 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $35,763,749, which represented 0.4% of the Fund’s net assets. (Unaudited)
(h)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(i)	Non-income producing security.
(j)	Current yield as of October 31, 2025.
Futures Contracts
As of October 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(1,375)	December 2025	$ (156,577,065)	$ (158,791,016)	$ (2,213,951)
U.S. Treasury Long Bonds	(3,500)	December 2025	(402,882,494)	(410,593,750)	(7,711,256)
Net Unrealized Depreciation					$ (9,925,207)

1.	As of October 31, 2025, cash in the amount of $16,456,250 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of October 31, 2025.
Abbreviation(s):
AG—Assured Guaranty Ltd.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CHF—Collegiate Housing Foundation
CR—Custodial Receipts
MUN GOVT GTD—Municipal Government Guaranteed
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
SD CRED PROG—School District Credit Enhancement Program
UT CSCE—Utah Charter School Credit Enhancement Program
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 8,914,082,576	$ —	$ 8,914,082,576
Short-Term Municipal Notes	—	101,530,000	—	101,530,000
Total Municipal Bonds	—	9,015,612,576	—	9,015,612,576
Long-Term Bonds
Corporate Bonds	—	30,041,953	—	30,041,953
Total Corporate Bonds	—	30,041,953	—	30,041,953
Closed-End Funds	69,476,126	76,629	—	69,552,755
Short-Term Investment
Unaffiliated Investment Company	113,095,801	—	—	113,095,801
Total Investments in Securities	$ 182,571,927	$ 9,045,731,158	$ —	$ 9,228,303,085
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (9,925,207)	$ —	$ —	$ (9,925,207)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
58	NYLI MacKay High Yield Muni Bond Fund

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in securities, at value (identified cost $9,310,695,064)	$9,228,303,085
Cash	10
Cash collateral on deposit at broker for futures contracts	16,456,250
Receivables:
Dividends and interest	120,806,442
Fund shares sold	22,289,603
Investment securities sold	5,436,300
Variation margin on futures contracts	1,070,332
Other assets	159,301
Total assets	9,394,521,323
Liabilities
Payables:
Fund shares redeemed	17,098,365
Manager (See Note 3)	4,178,911
Transfer agent (See Note 3)	799,872
NYLIFE Distributors (See Note 3)	391,398
Professional fees	151,416
Custodian	35,127
Shareholder communication	12,873
Trustees	12,836
Accrued expenses	46,638
Distributions payable	10,420,862
Total liabilities	33,148,298
Net assets	$9,361,373,025
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$794,535
Additional paid-in-capital	10,346,118,596
10,346,913,131
Total distributable earnings (loss)	(985,540,106)
Net assets	$9,361,373,025
Class A
Net assets applicable to outstanding shares	$1,435,991,328
Shares of beneficial interest outstanding	121,891,650
Net asset value per share outstanding	$11.78
Maximum sales charge (3.00% of offering price)	0.36
Maximum offering price per share outstanding	$12.14
Investor Class
Net assets applicable to outstanding shares	$3,101,744
Shares of beneficial interest outstanding	263,616
Net asset value per share outstanding	$11.77
Maximum sales charge (2.50% of offering price)	0.30
Maximum offering price per share outstanding	$12.07
Class C
Net assets applicable to outstanding shares	$102,478,122
Shares of beneficial interest outstanding	8,720,314
Net asset value and offering price per share outstanding	$11.75
Class I
Net assets applicable to outstanding shares	$6,402,793,530
Shares of beneficial interest outstanding	543,367,400
Net asset value and offering price per share outstanding	$11.78
Class R6
Net assets applicable to outstanding shares	$1,417,008,301
Shares of beneficial interest outstanding	120,291,848
Net asset value and offering price per share outstanding	$11.78

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Interest	$462,716,691
Dividends	6,183,557
Total income	468,900,248
Expenses
Manager (See Note 3)	49,813,989
Distribution/Service—Class A (See Note 3)	3,742,314
Distribution/Service—Investor Class (See Note 3)	8,303
Distribution/Service—Class C (See Note 3)	1,170,349
Transfer agent (See Note 3)	4,776,085
Professional fees	931,376
Registration	375,083
Custodian	373,556
Shareholder communication	336,045
Trustees	242,877
Miscellaneous	354,887
Total expenses	62,124,864
Net investment income (loss)	406,775,384
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(85,496,430)
Futures transactions	959,804
Net realized gain (loss)	(84,536,626)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(66,804,957)
Futures contracts	(9,925,207)
Net change in unrealized appreciation (depreciation)	(76,730,164)
Net realized and unrealized gain (loss)	(161,266,790)
Net increase (decrease) in net assets resulting from operations	$245,508,594
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
60	NYLI MacKay High Yield Muni Bond Fund

Statements of Changes in Net Assets
for the years ended October 31, 2025 and October 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$406,775,384	$356,874,482
Net realized gain (loss)	(84,536,626)	(83,403,670)
Net change in unrealized appreciation (depreciation)	(76,730,164)	1,005,087,181
Net increase (decrease) in net assets resulting from operations	245,508,594	1,278,557,993
Distributions to shareholders:
Class A	(60,481,776)	(64,425,635)
Investor Class	(133,731)	(146,373)
Class C	(3,834,312)	(4,876,133)
Class I	(272,700,465)	(241,420,615)
Class R6	(64,498,786)	(53,275,520)
Total distributions to shareholders	(401,649,070)	(364,144,276)
Capital share transactions:
Net proceeds from sales of shares	3,229,727,572	3,761,907,272
Net asset value of shares issued to shareholders in reinvestment of distributions	274,758,906	254,311,417
Cost of shares redeemed	(3,575,399,749)	(2,536,173,970)
Increase (decrease) in net assets derived from capital share transactions	(70,913,271)	1,480,044,719
Net increase (decrease) in net assets	(227,053,747)	2,394,458,436
Net Assets
Beginning of year	9,588,426,772	7,193,968,336
End of year	$9,361,373,025	$9,588,426,772
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2025	2024	2023	2022	2021
Net asset value at beginning of year	$11.95	$10.60	$10.64	$13.49	$12.75
Net investment income (loss) (a)	0.48	0.46	0.45	0.36	0.36
Net realized and unrealized gain (loss)	(0.18)	1.36	(0.02)	(2.81)	0.77
Total from investment operations	0.30	1.82	0.43	(2.45)	1.13
Less distributions:
From net investment income	(0.47)	(0.47)	(0.47)	(0.40)	(0.39)
Net asset value at end of year	$11.78	$11.95	$10.60	$10.64	$13.49
Total investment return (b)	2.64%	17.30%	3.81%	(18.48)%	8.93%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.09%	3.90%	3.92%	2.86%	2.66%
Net expenses (c)	0.86%	0.86%	0.87%	0.86%	0.84%
Portfolio turnover rate (d)	28%	17%	38%(e)	56%(e)	14%
Net assets at end of year (in 000’s)	$1,435,991	$1,603,539	$1,454,442	$1,751,791	$2,696,103

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.

	Year Ended October 31,
Investor Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$11.93	$10.59	$10.63	$13.47	$12.73
Net investment income (loss) (a)	0.47	0.46	0.45	0.36	0.36
Net realized and unrealized gain (loss)	(0.16)	1.35	(0.02)	(2.80)	0.77
Total from investment operations	0.31	1.81	0.43	(2.44)	1.13
Less distributions:
From net investment income	(0.47)	(0.47)	(0.47)	(0.40)	(0.39)
Net asset value at end of year	$11.77	$11.93	$10.59	$10.63	$13.47
Total investment return (b)	2.71%	17.20%	3.89%	(18.52)%	8.92%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.08%	3.89%	3.91%	2.88%	2.69%
Net expenses (c)	0.89%	0.88%	0.89%	0.87%	0.86%
Portfolio turnover rate (d)	28%	17%	38%(e)	56%(e)	14%
Net assets at end of year (in 000's)	$3,102	$3,550	$3,560	$3,749	$5,107

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
62	NYLI MacKay High Yield Muni Bond Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2025	2024	2023	2022	2021
Net asset value at beginning of year	$11.92	$10.58	$10.61	$13.46	$12.71
Net investment income (loss) (a)	0.39	0.37	0.36	0.26	0.26
Net realized and unrealized gain (loss)	(0.18)	1.35	(0.01)	(2.80)	0.78
Total from investment operations	0.21	1.72	0.35	(2.54)	1.04
Less distributions:
From net investment income	(0.38)	(0.38)	(0.38)	(0.31)	(0.29)
Net asset value at end of year	$11.75	$11.92	$10.58	$10.61	$13.46
Total investment return (b)	1.86%	16.34%	3.12%	(19.15)%	8.20%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.33%	3.15%	3.17%	2.11%	1.95%
Net expenses (c)	1.64%	1.63%	1.64%	1.62%	1.61%
Portfolio turnover rate (d)	28%	17%	38%(e)	56%(e)	14%
Net assets at end of year (in 000’s)	$102,478	$137,764	$151,803	$202,196	$340,700

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.

	Year Ended October 31,
Class I	2025	2024	2023	2022	2021
Net asset value at beginning of year	$11.95	$10.60	$10.64	$13.49	$12.75
Net investment income (loss) (a)	0.50	0.49	0.48	0.39	0.39
Net realized and unrealized gain (loss)	(0.17)	1.36	(0.02)	(2.81)	0.77
Total from investment operations	0.33	1.85	0.46	(2.42)	1.16
Less distributions:
From net investment income	(0.50)	(0.50)	(0.50)	(0.43)	(0.42)
Net asset value at end of year	$11.78	$11.95	$10.60	$10.64	$13.49
Total investment return (b)	2.89%	17.48%	4.16%	(18.28)%	9.20%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.34%	4.14%	4.17%	3.10%	2.90%
Net expenses (c)	0.61%	0.61%	0.62%	0.60%	0.59%
Portfolio turnover rate (d)	28%	17%	38%(e)	56%(e)	14%
Net assets at end of year (in 000’s)	$6,402,794	$6,381,355	$4,660,777	$4,904,132	$7,894,324

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class R6	2025	2024	2023	2022	2021
Net asset value at beginning of year	$11.94	$10.60	$10.64	$13.49	$12.74
Net investment income (loss) (a)	0.51	0.50	0.48	0.40	0.39
Net realized and unrealized gain (loss)	(0.16)	1.35	(0.02)	(2.81)	0.79
Total from investment operations	0.35	1.85	0.46	(2.41)	1.18
Less distributions:
From net investment income	(0.51)	(0.51)	(0.50)	(0.44)	(0.43)
Net asset value at end of year	$11.78	$11.94	$10.60	$10.64	$13.49
Total investment return (b)	3.04%	17.56%	4.13%	(18.23)%	9.34%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.40%	4.19%	4.23%	3.22%	2.91%
Net expenses (c)	0.56%	0.55%	0.56%	0.55%	0.54%
Portfolio turnover rate (d)	28%	17%	38%(e)	56%(e)	14%
Net assets at end of year (in 000’s)	$1,417,008	$1,462,218	$923,386	$925,330	$1,240,412

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
64	NYLI MacKay High Yield Muni Bond Fund

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay High Yield Muni Bond Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	March 31, 2010
Investor Class	March 31, 2010
Class C	March 31, 2010
Class I	March 31, 2010
Class R6	November 1, 2019
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek a high level of current income exempt from federal income taxes. The Fund’s secondary investment objective is total return.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment
Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The

Notes to Financial Statements (continued)
Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.

66	NYLI MacKay High Yield Muni Bond Fund

Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
In calculating NAV, each closed-end fund is valued at market value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Price information on closed-end funds is taken from the exchange where the security is primarily traded. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity. These closed-end funds are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The
Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Trust's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Fund's procedures described above. The liquidity of the Fund's investments was determined as of October 31, 2025, and can change at any time.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

Notes to Financial Statements (continued)
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and declares and pays distributions from net realized capital gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse in an adverse

68	NYLI MacKay High Yield Muni Bond Fund

economic environment. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
The Fund maintains exposures to the Commonwealth of Puerto Rico ("Puerto Rico") as of October 31, 2025, that represent 12.1% of the Fund’s net assets, of which 7.3% are insured. Certain issuers in which the Fund may invest have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to service debt. As of October 31, 2025, the Puerto Rico Electric Power Authority (“PREPA”) remains in bankruptcy. The continued delay in resolving the PREPA bankruptcy could delay needed investment into public power generation and distribution assets, which are essential components to a productive economy. Failure to provide reliable electricity could result in the Commonwealth’s inability to service debt on other municipal territorial investments the Fund may hold.
Despite significant challenges from the Covid pandemic and 2017 Irma and Maria hurricanes, Federal Covid and Hurricane Disaster relief funding have aided Puerto Rico's economy. However, there is no guarantee that Puerto Rico will be able to continue to utilize remaining federal disaster recovery funding given labor and project management challenges. Puerto Rico also faces longer term declining demographic trends, which could impair the ability for the territory to service its municipal debt obligations.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(J) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage the duration and yield curve positioning of the portfolio. These derivatives are not accounted for as hedging instruments.
Fair value of derivative instruments as of October 31, 2025:
Liability Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(9,925,207)
Total Fair Value	$(9,925,207)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2025:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk
Futures Transactions	$959,804
Total Net Realized Gain (Loss)	$959,804

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk
Futures Contracts	$(9,925,207)
Total Net Change in Unrealized Appreciation (Depreciation)	$(9,925,207)

Average Notional Amount	Total
Futures Contracts Short (a)	$(400,206,321)

(a)	Positions were open for eleven months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement

Notes to Financial Statements (continued)
("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.55% up to $1 billion; 0.54% from $1 billion to $3 billion; 0.53% from $3 billion to $5 billion; 0.52% from $5 billion to $7 billion; 0.51% from $7 billion to $9 billion; 0.50% from $9 billion to $11 billion; 0.49% from $11 billion to $13 billion and 0.48% in excess of $13 billion. During the year ended October 31, 2025, the effective management fee rate was 0.53% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) of Class A shares do not exceed 0.875% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points to Investor Class, Class C and Class I shares. New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. These agreements will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2025, New York Life Investments earned fees from the Fund in the amount of $49,813,989 and paid the Subadvisor fees in the amount of $24,907,009.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2025, were $21,344 and $150, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Investor Class and Class C shares during the year ended October 31, 2025, of $141,804, $337 and $11,252, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2025, transfer agent expenses incurred by

70	NYLI MacKay High Yield Muni Bond Fund

the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$879,185	$—
Investor Class	2,682	—
Class C	94,486	—
Class I	3,740,316	—
Class R6	59,416	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class R6	$28,594	0.0%‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of October 31, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$9,324,883,855	$269,608,707	$(366,189,387)	$(96,580,680)
As of October 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Undistributed Tax Exempt Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$—	$63,605,023	$(866,980,301)	$(58,757,041)	$(123,407,787)	$(985,540,106)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments, mark to market of futures contract. The other temporary differences are primarily due to interest accrual on defaulted securities and dividends payable.
The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of October 31, 2025 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$(28,870,549)	$28,870,549
The reclassifications for the Fund are primarily due to amortization and accretion on debt securities.
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $866,980,301, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$305,442	$561,538
During the years ended October 31, 2025 and October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$49,089,003	$36,516,191
Exempt Interest Dividends	352,560,067	327,628,085
Total	$401,649,070	$364,144,276
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any

Notes to Financial Statements (continued)
revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2025, purchases and sales of securities, other than short-term securities, were $2,584,562 and $2,953,787, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2025 and October 31, 2024, were as follows:
Class A	Shares	Amount
Year ended October 31, 2025:
Shares sold	23,073,065	$269,739,564
Shares issued to shareholders in reinvestment of distributions	4,437,038	51,623,186
Shares redeemed	(39,443,787)	(457,933,093)
Net increase (decrease) in shares outstanding before conversion	(11,933,684)	(136,570,343)
Shares converted into Class A (See Note 1)	181,261	2,122,813
Shares converted from Class A (See Note 1)	(594,003)	(6,831,238)
Net increase (decrease)	(12,346,426)	$(141,278,768)
Year ended October 31, 2024:
Shares sold	32,618,205	$384,827,170
Shares issued to shareholders in reinvestment of distributions	4,619,343	54,805,314
Shares redeemed	(40,291,163)	(476,911,986)
Net increase (decrease) in shares outstanding before conversion	(3,053,615)	(37,279,502)
Shares converted into Class A (See Note 1)	401,661	4,768,661
Shares converted from Class A (See Note 1)	(288,329)	(3,406,548)
Net increase (decrease)	(2,940,283)	$(35,917,389)

72	NYLI MacKay High Yield Muni Bond Fund

Investor Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	14,594	$168,202
Shares issued to shareholders in reinvestment of distributions	11,318	131,477
Shares redeemed	(53,899)	(623,766)
Net increase (decrease) in shares outstanding before conversion	(27,987)	(324,087)
Shares converted into Investor Class (See Note 1)	11,286	132,341
Shares converted from Investor Class (See Note 1)	(17,249)	(199,720)
Net increase (decrease)	(33,950)	$(391,466)
Year ended October 31, 2024:
Shares sold	34,950	$415,883
Shares issued to shareholders in reinvestment of distributions	12,101	143,334
Shares redeemed	(57,943)	(681,662)
Net increase (decrease) in shares outstanding before conversion	(10,892)	(122,445)
Shares converted into Investor Class (See Note 1)	22,225	262,284
Shares converted from Investor Class (See Note 1)	(49,952)	(596,345)
Net increase (decrease)	(38,619)	$(456,506)

Class C	Shares	Amount
Year ended October 31, 2025:
Shares sold	936,424	$10,930,656
Shares issued to shareholders in reinvestment of distributions	298,286	3,464,247
Shares redeemed	(3,951,026)	(45,833,231)
Net increase (decrease) in shares outstanding before conversion	(2,716,316)	(31,438,328)
Shares converted from Class C (See Note 1)	(124,545)	(1,456,566)
Net increase (decrease)	(2,840,861)	$(32,894,894)
Year ended October 31, 2024:
Shares sold	1,934,095	$22,803,615
Shares issued to shareholders in reinvestment of distributions	367,214	4,343,273
Shares redeemed	(4,842,824)	(57,011,737)
Net increase (decrease) in shares outstanding before conversion	(2,541,515)	(29,864,849)
Shares converted from Class C (See Note 1)	(250,161)	(2,960,466)
Net increase (decrease)	(2,791,676)	$(32,825,315)

Class I	Shares	Amount
Year ended October 31, 2025:
Shares sold	207,659,762	$2,407,912,829
Shares issued to shareholders in reinvestment of distributions	18,290,730	212,730,300
Shares redeemed	(214,560,020)	(2,473,533,969)
Net increase (decrease) in shares outstanding before conversion	11,390,472	147,109,160
Shares converted into Class I (See Note 1)	1,293,970	14,970,230
Shares converted from Class I (See Note 1)	(3,398,343)	(40,428,796)
Net increase (decrease)	9,286,099	$121,650,594
Year ended October 31, 2024:
Shares sold	225,327,685	$2,652,717,645
Shares issued to shareholders in reinvestment of distributions	16,001,313	190,014,681
Shares redeemed	(145,490,552)	(1,698,335,099)
Net increase (decrease) in shares outstanding before conversion	95,838,446	1,144,397,227
Shares converted into Class I (See Note 1)	684,634	8,102,448
Shares converted from Class I (See Note 1)	(1,930,919)	(22,328,726)
Net increase (decrease)	94,592,161	$1,130,170,949

Class R6	Shares	Amount
Year ended October 31, 2025:
Shares sold	46,414,982	$540,976,321
Shares issued to shareholders in reinvestment of distributions	585,698	6,809,696
Shares redeemed	(51,775,727)	(597,475,690)
Net increase (decrease) in shares outstanding before conversion	(4,775,047)	(49,689,673)
Shares converted into Class R6 (See Note 1)	3,339,268	39,744,993
Shares converted from Class R6 (See Note 1)	(692,297)	(8,054,057)
Net increase (decrease)	(2,128,076)	$(17,998,737)
Year ended October 31, 2024:
Shares sold	59,461,343	$701,142,959
Shares issued to shareholders in reinvestment of distributions	421,196	5,004,815
Shares redeemed	(25,971,171)	(303,233,486)
Net increase (decrease) in shares outstanding before conversion	33,911,368	402,914,288
Shares converted into Class R6 (See Note 1)	1,786,667	20,619,691
Shares converted from Class R6 (See Note 1)	(376,617)	(4,460,999)
Net increase (decrease)	35,321,418	$419,072,980

Notes to Financial Statements (continued)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
74	NYLI MacKay High Yield Muni Bond Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI MacKay High Yield Muni Bond Fund (the Fund), one of the funds constituting New York Life Investments Funds Trust, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, transfer agent, and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 19, 2025

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For Federal individual income tax purposes, the Fund designated 87.8% of the ordinary income dividends paid during its fiscal year ended October 31, 2025 as attributable to interest income from Tax Exempt Municipal Bonds. Such dividends are currently exempt from Federal income taxes under Section 103(a) of the Internal Revenue Code.
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2025.
76	NYLI MacKay High Yield Muni Bond Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI MacKay Total Return Bond Fund

Annual Report - Financial Statements and Other Information
October 31, 2025

Portfolio of Investments October 31, 2025†^
	Principal Amount	Value
Long-Term Bonds 98.3%
Asset-Backed Securities 11.2%
Automobile Asset-Backed Securities 3.8%
Ally Bank Auto Credit-Linked Notes (a)
Series 2025-B, Class F
6.942%, due 9/15/33 (b)	$ 1,250,000	$ 1,250,041
Series 2025-A, Class G
10.219%, due 6/15/33	828,425	835,692
CarMax Select Receivables Trust
Series 2025-B, Class D
5.33%, due 7/15/31	1,180,000	1,182,075
Exeter Automobile Receivables Trust (a)
Series 2021-2A, Class E
2.90%, due 7/17/28	1,040,000	1,033,738
Series 2021-3A, Class E
3.04%, due 12/15/28	2,090,000	2,069,393
Series 2022-2A, Class E
6.34%, due 10/15/29	1,295,000	1,255,750
Series 2025-4A, Class E
6.99%, due 4/15/33	1,600,000	1,575,521
Flagship Credit Auto Trust (a)
Series 2021-3, Class E
3.32%, due 12/15/28	1,115,000	1,026,257
Series 2020-1, Class E
3.52%, due 6/15/27	1,129,981	1,128,752
Series 2021-4, Class E
4.03%, due 3/15/29	515,000	440,035
Series 2022-2, Class D
5.80%, due 4/17/28	1,810,000	1,553,821
Ford Credit Auto Owner Trust
Series 2023-1, Class D
6.26%, due 8/15/35 (a)	755,000	773,226
GLS Auto Receivables Issuer Trust
Series 2022-3A, Class E
8.35%, due 10/15/29 (a)	665,000	684,603
Hertz Vehicle Financing III LP
Series 2021-2A, Class D
4.34%, due 12/27/27 (a)	1,255,000	1,225,403
Huntington Bank Auto Credit-Linked Notes (a)(c)
Series 2025-2, Class E
10.784% (SOFR 30A + 6.60%), due 9/20/33	704,735	706,746
Series 2024-2, Class E
11.684% (SOFR 30A + 7.50%), due 10/20/32	563,871	570,748
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class D
4.68%, due 4/14/31 (a)	610,000	607,892
	Principal Amount	Value

Automobile Asset-Backed Securities (continued)
Santander Drive Auto Receivables Trust
Series 2025-1, Class D
5.43%, due 3/17/31	$ 610,000	$ 615,554
		18,535,247
Other Asset-Backed Securities 7.4%
AGL CLO 32 Ltd.
Series 2024-32A, Class A1
5.25% (3 Month SOFR + 1.38%), due 7/21/37 (a)(c)	600,000	601,196
AGL CLO 35 Ltd.
Series 2024-35A, Class A2
5.42% (3 Month SOFR + 1.55%), due 1/21/38 (a)(c)	250,000	250,355
AIMCO CLO
Series 2018-AA, Class B1R
5.532% (3 Month SOFR + 1.65%), due 10/17/37 (a)(c)	700,000	702,033
American Airlines Pass-Through Trust
Series 2019-1, Class AA
3.15%, due 2/15/32	947,116	888,840
Series 2016-2, Class A
3.65%, due 6/15/28	1,214,000	1,185,896
Series 2019-1, Class B
3.85%, due 2/15/28	604,921	589,459
Apidos CLO
Series 2018-18A, Class BR2
5.557% (3 Month SOFR + 1.70%), due 1/22/38 (a)(c)	860,000	864,421
Apidos CLO LI Ltd.
Series 2024-51A, Class B
5.434% (3 Month SOFR + 1.55%), due 1/20/38 (a)(c)	390,000	391,218
ARES Direct Lending CLO 3 LLC
Series 2024-3A, Class A2
5.634% (3 Month SOFR + 1.75%), due 1/20/37 (a)(c)	400,000	400,092
Avant Loans Funding Trust
Series 2022-REV1, Class D
11.02%, due 9/15/31 (a)	222,054	222,768
Bain Capital Credit CLO Ltd.
Series 2021-6A, Class DR
6.82% (3 Month SOFR + 2.95%), due 10/21/34 (a)(c)	350,000	345,483
BCC Middle Market CLO LLC
Series 2025-1A, Class A1
5.725% (3 Month SOFR + 1.62%), due 7/17/37 (a)(c)	610,000	610,991

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (a)	$ 1,520,016	$ 1,393,674
BXDL Static CLO LLC
Series 2025-1A, Class A1
5.618% (3 Month SOFR + 1.30%), due 7/20/35 (a)(c)	850,000	846,028
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	711,251	591,238
Series 2020-1, Class A1
1.69%, due 7/15/60	1,507,657	1,289,585
Cologix Data Centers US Issuer LLC
Series 2021-1A, Class A2
3.30%, due 12/26/51 (a)	890,000	869,485
Consolidated Communications LLC
Series 2025-1A, Class C
9.408%, due 5/20/55 (a)	1,000,000	1,045,841
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	2,103	2,104
DataBank Issuer II LLC
Series 2025-1A, Class A2
5.18%, due 9/27/55 (a)	970,000	970,561
Diameter Capital CLO 5 Ltd.
Series 2023-5A, Class A1R
5.08% (3 Month SOFR + 1.24%), due 1/15/39 (a)(c)	725,000	725,198
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A, Class A1TR
5.44% (3 Month SOFR + 1.57%), due 1/21/37 (a)(c)	700,000	701,088
Golub Capital Partners CLO 67M Ltd.
Series 2023-67A, Class CR
6.43% (3 Month SOFR + 2.20%), due 5/9/36 (a)(c)	600,000	600,142
Golub Capital Partners CLO 76 B Ltd.
Series 2024-76A, Class A1
5.228% (3 Month SOFR + 1.37%), due 10/25/37 (a)(c)	500,000	500,704
Golub Capital Partners CLO 78M Ltd.
Series 2025-78A, Class A1
5.25% (3 Month SOFR + 1.38%), due 4/21/39 (a)(c)	930,000	926,974
Great Lakes CLO Ltd.
Series 2019-1A, Class ARR
5.385% (3 Month SOFR + 1.48%), due 4/15/37 (a)(c)	795,000	799,181
	Principal Amount	Value

Other Asset-Backed Securities (continued)
HPEFS Equipment Trust
Series 2024-1A, Class D
5.82%, due 11/20/31 (a)	$ 505,000	$ 511,107
Ivy Hill Middle Market Credit Fund VII Ltd.
Series 7A, Class AR3
5.505% (3 Month SOFR + 1.60%), due 10/15/36 (a)(c)	350,000	350,872
JetBlue Pass-Through Trust
Series 2019-1, Class AA
2.75%, due 5/15/32	584,001	518,173
Magnetite 50 Ltd.
Series 2025-50A, Class A1
5.589% (3 Month SOFR + 1.28%), due 7/25/38 (a)(c)	1,000,000	1,001,503
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1
2.41%, due 10/20/61 (a)	1,255,000	804,148
OCP CLO Ltd.
Series 2017-14A, Class A1R
5.254% (3 Month SOFR + 1.37%), due 7/20/37 (a)(c)	500,000	501,184
Owl Rock CLO XX LLC
Series 2024-20A, Class C
5.965% (3 Month SOFR + 2.10%), due 10/24/34 (a)(c)	475,000	471,627
Point Broadband Funding LLC
Series 2025-1A, Class B
5.727%, due 7/20/55 (a)	695,000	696,557
Progress Residential Trust
Series 2025-SFR3, Class D
3.39%, due 7/17/42 (a)	925,000	845,232
QTS Issuer ABS I LLC
Series 2025-1A, Class A2
5.439%, due 5/25/55 (a)	800,000	811,534
Regatta 30 Funding Ltd.
Series 2024-4A, Class B
5.508% (3 Month SOFR + 1.65%), due 1/25/38 (a)(c)	700,000	702,201
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
5.282% (3 Month SOFR + 1.40%), due 7/17/37 (a)(c)	500,000	500,730
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A
5.00%, due 9/15/48 (a)	985,000	985,337

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Total Return Bond Fund

	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
RIN V LLC
Series 2023-2A, Class A1R
5.252% (3 Month SOFR + 1.34%), due 10/14/36 (a)(c)	$ 1,000,000	$ 998,386
Signal Peak CLO 12 Ltd.
Series 2022-12A, Class A1R
5.284% (3 Month SOFR + 1.40%), due 7/18/37 (a)(c)	450,000	451,100
Silver Point SCF CLO IV Ltd.
Series 2021-1A, Class A2R
5.855% (3 Month SOFR + 1.95%), due 10/15/36 (a)(c)	350,000	351,735
Subway Funding LLC (a)
Series 2024-3A, Class A2II
5.566%, due 7/30/54	816,750	816,962
Series 2024-3A, Class A23
5.914%, due 7/30/54	693,000	687,996
Texas Debt Capital CLO Ltd.
Series 2024-2A, Class B
5.565% (3 Month SOFR + 1.70%), due 1/24/37 (a)(c)	475,000	476,653
Tricon American Homes
Series 2020-SFR1, Class D
2.548%, due 7/17/38 (a)	740,000	726,323
Tricon Residential Trust
Series 2024-SFR4, Class C
4.80%, due 11/17/41 (a)	929,000	920,021
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	677,736	693,365
Zayo Issuer LLC (a)
Series 2025-1A, Class A2
5.648%, due 3/20/55	1,295,000	1,315,836
Series 2025-3A, Class C
8.435%, due 10/20/55	1,200,000	1,227,261
		35,680,398
Total Asset-Backed Securities (Cost $54,740,218)		54,215,645
Corporate Bonds 24.3%
Agriculture 0.5%
Altria Group, Inc.
2.45%, due 2/4/32	1,850,000	1,625,720
5.25%, due 8/6/35	920,000	927,869
		2,553,589
	Principal Amount	Value

Airlines 0.8%
American Airlines, Inc. (a)
5.50%, due 4/20/26	$ 240,833	$ 241,446
5.75%, due 4/20/29	860,000	867,694
Avianca Midco 2 plc
Series Reg S
9.625%, due 2/14/30	930,000	922,560
Delta Air Lines, Inc.
4.75%, due 10/20/28 (a)	1,855,000	1,867,766
		3,899,466
Auto Manufacturers 1.5%
American Honda Finance Corp.
5.15%, due 7/9/32	1,005,000	1,033,114
Ford Motor Credit Co. LLC
4.125%, due 8/17/27	610,000	602,339
6.054%, due 11/5/31	285,000	291,373
6.80%, due 5/12/28	700,000	728,179
6.95%, due 3/6/26	670,000	673,940
7.20%, due 6/10/30 (d)	360,000	385,313
General Motors Financial Co., Inc.
2.70%, due 6/10/31	1,335,000	1,201,837
4.30%, due 4/6/29	940,000	936,815
5.625%, due 4/4/32 (d)	130,000	135,123
Nissan Motor Acceptance Co. LLC
1.85%, due 9/16/26 (a)	1,545,000	1,496,775
		7,484,808
Banks 5.8%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.621%, due 12/10/29 (a)	830,000	861,905
Banco Santander SA
5.294%, due 8/18/27	600,000	610,739
Bank of America Corp.
2.496% (3-month SOFR), due 2/13/31 (e)	755,000	701,037
Barclays plc
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28 (c)(f)	1,760,000	1,679,799
5.367%, due 2/25/31 (d)(e)	780,000	804,521
BNP Paribas SA
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (a)(c)(f)	745,000	672,996
BPCE SA
6.714%, due 10/19/29 (a)(e)	410,000	434,879
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
Citigroup, Inc.
5.411% (5 Year Treasury Constant Maturity Rate + 1.73%), due 9/19/39 (c)	$ 680,000	$ 683,800
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (a)(c)(f)	500,000	480,668
Deutsche Bank AG
3.035%, due 5/28/32 (e)	890,000	814,649
5.527% (SOFR + 1.219%), due 11/16/27 (c)	1,325,000	1,330,583
First Horizon Bank
5.75%, due 5/1/30	1,606,000	1,660,612
First Horizon Corp.
5.514%, due 3/7/31 (e)	570,000	587,815
Goldman Sachs Group, Inc. (The)
1.992%, due 1/27/32 (e)	740,000	654,363
6.75%, due 10/1/37	405,000	454,111
Huntington Bancshares, Inc.
6.141% (5 Year Treasury Constant Maturity Rate + 1.70%), due 11/18/39 (c)	575,000	595,534
Intesa Sanpaolo SpA
7.00%, due 11/21/25 (a)	435,000	435,540
KeyBank NA
4.90%, due 8/8/32	715,000	708,134
KeyCorp
6.401%, due 3/6/35 (e)	370,000	401,062
Lloyds Banking Group plc
4.582%, due 12/10/25	2,643,000	2,643,439
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (c)	520,000	527,781
M&T Bank Corp. (e)
5.385%, due 1/16/36	330,000	334,262
6.082%, due 3/13/32	465,000	491,876
Morgan Stanley (e)
2.484%, due 9/16/36	1,945,000	1,697,674
2.511%, due 10/20/32	510,000	455,968
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (e)	630,000	655,577
Societe Generale SA (a)(c)(f)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	395,000	391,556
	Principal Amount	Value

Banks (continued)
Societe Generale SA (a)(c)(f) (continued)
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	$ 1,155,000	$ 1,093,707
Toronto-Dominion Bank (The)
5.146% (5 Year Treasury Constant Maturity Rate + 1.50%), due 9/10/34 (c)	695,000	704,298
UBS Group AG (a)
3.091%, due 5/14/32 (e)	1,070,000	990,747
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (c)(f)	1,060,000	958,241
4.751% (1 Year Treasury Constant Maturity Rate + 1.75%), due 5/12/28 (c)	340,000	342,582
Wells Fargo & Co.
3.35% (SOFR), due 3/2/33 (e)	700,000	652,627
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (c)	1,633,000	1,462,971
		27,976,053
Biotechnology 0.1%
Amgen, Inc.
5.75%, due 3/2/63	450,000	449,456
Building Materials 0.1%
JH North America Holdings, Inc. (a)
5.875%, due 1/31/31	140,000	142,592
6.125%, due 7/31/32	235,000	241,015
		383,607
Chemicals 0.9%
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (a)	1,135,000	509,331
Celanese US Holdings LLC
7.20%, due 11/15/33 (g)	780,000	799,768
Dow Chemical Co. (The)
5.65%, due 3/15/36	845,000	845,818
Huntsman International LLC
4.50%, due 5/1/29	1,759,000	1,626,177
Qnity Electronics, Inc.
5.75%, due 8/15/32 (a)	550,000	559,698
		4,340,792

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Total Return Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Commercial Services 0.4%
Ashtead Capital, Inc.
4.00%, due 5/1/28 (a)	$ 640,000	$ 635,089
Belron UK Finance plc
5.75%, due 10/15/29 (a)	900,000	911,851
Herc Holdings, Inc.
7.00%, due 6/15/30 (a)	550,000	575,673
		2,122,613
Computers 0.1%
Dell International LLC
3.375%, due 12/15/41	525,000	404,810
Cosmetics & Personal Care 0.2%
Coty, Inc.
4.75%, due 1/15/29 (a)	985,000	971,148
Diversified Financial Services 2.5%
AerCap Ireland Capital DAC
2.45%, due 10/29/26	1,565,000	1,540,882
Aircastle Ltd.
5.00%, due 9/15/30 (a)	750,000	755,672
Ally Financial, Inc. (e)
5.548%, due 7/31/33	945,000	948,951
6.992%, due 6/13/29	270,000	283,595
Aviation Capital Group LLC
1.95%, due 1/30/26 (a)	1,330,000	1,321,551
Avolon Holdings Funding Ltd. (a)
2.125%, due 2/21/26	1,385,000	1,374,894
3.25%, due 2/15/27	1,740,000	1,714,246
Cantor Fitzgerald LP
7.20%, due 12/12/28 (a)	635,000	674,563
Capital One Financial Corp. (e)
5.197%, due 9/11/36	390,000	387,412
6.051%, due 2/1/35	130,000	137,845
6.312%, due 6/8/29	905,000	948,541
Citadel Finance LLC
5.90%, due 2/10/30 (a)	460,000	464,676
Jefferies Financial Group, Inc.
6.20%, due 4/14/34	195,000	204,642
OneMain Finance Corp.
7.50%, due 5/15/31	645,000	673,723
Synchrony Financial
5.45%, due 3/6/31 (e)	805,000	818,866
		12,250,059
	Principal Amount	Value

Electric 3.2%
AEP Texas, Inc.
5.85%, due 10/15/55	$ 395,000	$ 394,800
Arizona Public Service Co.
2.20%, due 12/15/31	1,500,000	1,316,628
3.35%, due 5/15/50	1,320,000	931,416
Black Hills Corp.
4.55%, due 1/31/31	1,480,000	1,476,979
Duquesne Light Holdings, Inc.
3.616%, due 8/1/27 (a)	990,000	975,202
Edison International
7.875% (5 Year Treasury Constant Maturity Rate + 3.658%), due 6/15/54 (c)	390,000	401,393
Evergy Metro, Inc.
5.40%, due 4/1/34	560,000	583,938
Indianapolis Power & Light Co.
5.05%, due 8/15/35 (a)	425,000	428,530
NRG Energy, Inc. (a)
5.407%, due 10/15/35 (d)	530,000	528,837
5.75%, due 1/15/34	1,120,000	1,127,896
Ohio Power Co.
Series R
2.90%, due 10/1/51	585,000	366,788
Pacific Gas and Electric Co.
3.50%, due 8/1/50	2,235,000	1,527,266
PacifiCorp
7.375% (5 Year Treasury Constant Maturity Rate + 3.319%), due 9/15/55 (c)	445,000	467,484
Southern California Edison Co.
4.00%, due 4/1/47	975,000	743,873
Southwestern Electric Power Co.
3.25%, due 11/1/51	1,060,000	713,259
Vistra Operations Co. LLC (a)
6.00%, due 4/15/34	435,000	456,283
6.875%, due 4/15/32	455,000	477,905
XPLR Infrastructure Operating Partners LP (a)
4.50%, due 9/15/27	551,000	538,913
7.25%, due 1/15/29	740,000	761,214
8.375%, due 1/15/31 (d)	520,000	544,064
Zorlu Enerji Elektrik Uretim A/S
Series Reg S
11.00%, due 4/23/30	635,000	569,699
		15,332,367
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Electronics 0.1%
Amphenol Corp.
5.30%, due 11/15/55	$ 375,000	$ 364,923
Food 1.1%
Grupo Nutresa SA
Series Reg S
8.00%, due 5/12/30	200,000	214,850
9.00%, due 5/12/35 (a)	645,000	732,236
JBS USA Holding LUX SARL
5.75%, due 4/1/33	860,000	895,891
MARB BondCo plc
3.95%, due 1/29/31 (a)	1,240,000	1,118,776
Post Holdings, Inc. (a)
4.50%, due 9/15/31	205,000	192,509
4.625%, due 4/15/30	452,000	438,233
Smithfield Foods, Inc. (a)
4.25%, due 2/1/27	965,000	960,879
5.20%, due 4/1/29	580,000	588,002
		5,141,376
Gas 0.9%
Boston Gas Co.
3.757%, due 3/16/32 (a)	505,000	479,689
Brooklyn Union Gas Co. (The)
6.388%, due 9/15/33 (a)	725,000	782,525
National Fuel Gas Co.
2.95%, due 3/1/31	1,820,000	1,658,343
Piedmont Natural Gas Co., Inc.
5.05%, due 5/15/52	620,000	563,746
Southern California Gas Co.
5.60%, due 4/1/54	625,000	630,043
		4,114,346
Insurance 0.2%
Belrose Funding Trust II
6.792%, due 5/15/55 (a)	725,000	772,337
Internet 0.4%
Cogent Communications Group LLC
6.50%, due 7/1/32 (a)(d)	985,000	940,640
Rakuten Group, Inc.
9.75%, due 4/15/29 (a)	810,000	908,520
		1,849,160
Iron & Steel 0.2%
Mineral Resources Ltd.
7.00%, due 4/1/31 (a)	685,000	709,149
	Principal Amount	Value

Iron & Steel (continued)
Samarco Mineracao SA
Series Reg S
9.50% (9.00% PIK), due 6/30/31 (h)	$ 424,337	$ 420,935
		1,130,084
Lodging 0.2%
Fortune Star BVI Ltd.
Series Reg S
8.50%, due 5/19/28	215,000	224,668
Studio City Finance Ltd.
5.00%, due 1/15/29 (a)	760,000	727,718
		952,386
Media 0.2%
Nexstar Media, Inc.
4.75%, due 11/1/28 (a)	960,000	944,918
Mining 0.3%
Vedanta Resources Finance II plc
9.475%, due 7/24/30 (a)	505,000	512,464
9.85%, due 4/24/33 (a)	365,000	369,157
Series Reg S
10.875%, due 9/17/29	575,000	601,839
		1,483,460
Miscellaneous—Manufacturing 0.2%
Textron Financial Corp.
6.208% (3 Month SOFR + 1.997%), due 2/15/42 (a)(c)	955,000	859,556
Oil & Gas 0.3%
Energean Israel Finance Ltd.
Series Reg S
5.375%, due 3/30/28 (a)	135,000	132,806
Hilcorp Energy I LP
5.75%, due 2/1/29 (a)	1,115,000	1,094,159
		1,226,965
Pharmaceuticals 0.1%
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	649,000	639,021
Pipelines 1.9%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,135,000	956,400

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Total Return Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Pipelines (continued)
Columbia Pipelines Operating Co. LLC (a)
5.962%, due 2/15/55	$ 475,000	$ 473,750
6.544%, due 11/15/53	310,000	333,477
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	1,125,000	1,078,297
Energy Transfer LP
5.35%, due 5/15/45	245,000	224,057
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,120,000	1,945,529
MPLX LP
5.40%, due 9/15/35	585,000	587,417
ONEOK, Inc.
5.625%, due 1/15/28 (a)	475,000	485,633
6.25%, due 10/15/55	880,000	881,090
Plains All American Pipeline LP
5.60%, due 1/15/36	435,000	439,491
Western Midstream Operating LP
5.25%, due 2/1/50 (g)	1,240,000	1,069,152
Williams Cos., Inc. (The)
3.50%, due 10/15/51	1,095,000	777,081
		9,251,374
Real Estate 0.1%
Alpha Star Holding IX Ltd.
Series Reg S
7.00%, due 8/26/28 (d)	400,000	409,144
Real Estate Investment Trusts 0.8%
GLP Capital LP
4.00%, due 1/15/30	1,205,000	1,167,258
Invitation Homes Operating Partnership LP
2.00%, due 8/15/31	990,000	857,200
Trust Fibra Uno
Series Reg S
7.375%, due 2/13/34	990,000	1,078,268
8.25%, due 1/23/37 (a)	675,000	764,863
		3,867,589
Retail 0.6%
Arcos Dorados BV
6.375%, due 1/29/32 (a)	970,000	1,027,764
AutoNation, Inc.
4.75%, due 6/1/30	491,000	492,561
Bath & Body Works, Inc.
6.625%, due 10/1/30 (a)	1,065,000	1,094,646
	Principal Amount	Value

Retail (continued)
Sally Holdings LLC
6.75%, due 3/1/32 (d)	$ 320,000	$ 332,940
		2,947,911
Semiconductors 0.3%
Foundry JV Holdco LLC
6.10%, due 1/25/36 (a)	555,000	586,280
Kioxia Holdings Corp.
6.25%, due 7/24/30 (a)	980,000	1,011,832
		1,598,112
Software 0.2%
MSCI, Inc.
5.15%, due 3/15/36	490,000	484,651
Oracle Corp.
6.10%, due 9/26/65	505,000	481,575
		966,226
Telecommunications 0.1%
Windstream Services LLC
7.50%, due 10/15/33 (a)	600,000	598,914
Total Corporate Bonds (Cost $121,678,473)		117,286,570
Foreign Government Bonds 1.6%
Bahamas 0.2%
Bahamas Government Bond
Series Reg S
8.25%, due 6/24/36	1,080,000	1,169,413
Chile 0.1%
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	527,000	485,206
Colombia 0.5%
Colombia Government Bond
3.25%, due 4/22/32	1,485,000	1,265,962
7.75%, due 11/7/36	1,080,000	1,150,481
		2,416,443
Mexico 0.6%
Petroleos Mexicanos
6.50%, due 3/13/27	2,075,000	2,115,981
6.75%, due 9/21/47	715,000	592,130
		2,708,111
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Foreign Government Bonds (continued)
Uruguay 0.2%
Uruguay Government Bond
9.75%, due 7/20/33	UYU 33,090,000	$ 917,788
Total Foreign Government Bonds (Cost $8,047,240)		7,696,961
Loan Assignments 0.4%
Diversified/Conglomerate Service 0.1%
TruGreen LP
First Lien Term Loan B
8.065% (1 Month SOFR + 4.00%), due 11/2/27 (c)	$ 584,039	571,628
Media 0.3%
Virgin Media Bristol LLC
First Lien Facility Advance Term Loan Q
7.397% (1 Month SOFR + 3.25%), due 1/31/29 (c)	1,220,000	1,217,643
Total Loan Assignments (Cost $1,790,395)		1,789,271
Mortgage-Backed Securities 26.6%
Agency (Collateralized Mortgage Obligations) 10.1%
FHLMC
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	1,215,924	840,892
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (c)(i)	2,008,129	57,204
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (c)(i)	278,478	7,984
REMIC, Series 5351, Class DO
(zero coupon), due 9/25/53	572,030	481,233
REMIC, Series 5357, Class OE
(zero coupon), due 11/25/53	425,159	357,815
REMIC, Series 5363
(zero coupon), due 12/25/53	490,331	426,798
REMIC, Series 5315, Class OQ
(zero coupon), due 1/25/55	539,828	444,596
REMIC, Series 5328, Class JY
0.25%, due 9/25/50	776,143	545,906
REMIC, Series 5514, Class SA
0.917% (SOFR 30A + 5.10%), due 3/25/55 (c)(i)	3,192,150	117,918
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
FHLMC (continued)
REMIC, Series 5092, Class XA
1.00%, due 1/15/41	$ 508,285	$ 444,117
REMIC, Series 5471, Class SK
1.167% (SOFR 30A + 5.35%), due 8/25/54 (c)(i)	2,613,078	110,374
REMIC, Series 4988, Class LP
1.25%, due 6/25/50	1,009,008	808,221
REMIC, Series 5531, Class SD
1.717% (SOFR 30A + 5.90%), due 4/25/55 (c)(i)	3,843,728	241,867
REMIC, Series 4993, Class KS
1.753% (SOFR 30A + 5.936%), due 7/25/50 (c)(i)	2,733,561	391,321
REMIC, Series 4994, Class TS
1.803% (SOFR 30A + 5.986%), due 7/25/50 (c)(i)	1,252,977	171,782
REMIC, Series 5547, Class ES
2.817% (SOFR 30A + 7.00%), due 6/25/55 (c)(i)	1,744,600	129,372
REMIC, Series 4358, Class Z
3.00%, due 6/15/44	653,024	601,422
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (i)	1,275,064	232,191
REMIC, Series 5011, Class MI
3.00%, due 9/25/50 (i)	1,081,699	175,289
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (i)	1,005,869	162,069
REMIC, Series 5160
3.00%, due 10/25/51 (i)	1,006,453	111,744
REMIC, Series 4725, Class WZ
3.50%, due 11/15/47	1,294,071	1,210,419
REMIC, Series 5304, Class UB
4.00%, due 2/25/52	476,730	449,642
FHLMC, Strips
Series 272
(zero coupon), due 8/15/42	763,925	598,209
Series 402
(zero coupon), due 9/25/53	675,894	582,902
Series 311, Class S1
1.602% (SOFR 30A + 5.836%), due 8/15/43 (c)(i)	2,171,501	236,865
Series 397, Class C61
5.50%, due 1/25/53 (i)	1,214,054	244,790
FNMA
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	516,550	420,773

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Total Return Bond Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
FNMA (continued)
REMIC, Series 2023-45
(zero coupon), due 10/25/53	$ 627,935	$ 501,821
REMIC, Series 2023-24, Class OQ
(zero coupon), due 7/25/54	783,594	648,365
REMIC, Series 2025-44, Class SD
0.917% (SOFR 30A + 5.10%), due 6/25/55 (c)(i)	4,885,918	182,417
REMIC, Series 2024-82, Class DS
0.967% (SOFR 30A + 5.15%), due 11/25/54 (c)(i)	3,908,539	151,941
REMIC, Series 2022-10, Class SA
1.567% (SOFR 30A + 5.75%), due 2/25/52 (c)(i)	1,895,356	230,800
REMIC, Series 2016-57, Class SN
1.753% (SOFR 30A + 5.936%), due 6/25/46 (c)(i)	1,153,359	132,589
REMIC, Series 2020-70, Class SD
1.953% (SOFR 30A + 6.136%), due 10/25/50 (c)(i)	1,283,150	167,965
REMIC, Series 2020-57, Class LJ
2.00%, due 8/25/50	1,540,000	1,168,071
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (i)	888,967	142,935
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (i)	5,333,483	745,732
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (i)	377,033	45,276
REMIC, Series 2025-18, Class SM
2.917% (SOFR 30A + 7.10%), due 9/25/54 (c)(i)	1,445,207	111,709
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (i)	6,940,912	1,140,450
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (i)	2,583,350	461,872
REMIC, Series 2021-12, Class GC
3.50%, due 7/25/50	1,249,642	1,145,070
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (i)	1,586,787	339,126
FNMA, Strips (i)
Series 426, Class C32
1.50%, due 2/25/52	3,149,541	300,671
Series 429, Class C5
3.00%, due 10/25/52	3,216,451	585,386
Series 440, Class C46
4.00%, due 10/25/53	2,982,565	630,148
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
FNMA, Strips (i) (continued)
Series 438, Class C34
6.00%, due 8/25/53	$ 1,652,272	$ 367,007
GNMA
REMIC, Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (c)(i)	2,114,659	24,235
REMIC, Series 2020-129, Class SB
(zero coupon) (1 Month SOFR + 3.086%), due 9/20/50 (c)(i)	2,807,293	39,029
REMIC, Series 2021-16, Class AS
(zero coupon) (1 Month SOFR + 2.636%), due 1/20/51 (c)(i)	3,294,935	30,660
REMIC, Series 2023-101, Class KO
(zero coupon), due 1/20/51	1,739,694	1,157,904
REMIC, Series 2021-29, Class AS
(zero coupon) (SOFR 30A + 2.70%), due 2/20/51 (c)(i)	3,160,018	31,642
REMIC, Series 2021-97, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (c)(i)	3,879,839	45,820
REMIC, Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (c)(i)	2,477,257	87,696
REMIC, Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (c)(i)	4,830,236	83,893
REMIC, Series 2021-226, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (c)(i)	2,641,996	5,656
REMIC, Series 2022-34, Class HS
(zero coupon) (SOFR 30A + 4.10%), due 2/20/52 (c)(i)	3,934,668	210,489
REMIC, Series 2022-78, Class S
(zero coupon) (SOFR 30A + 3.70%), due 4/20/52 (c)(i)	1,749,384	39,335
REMIC, Series 2022-87, Class SA
(zero coupon) (SOFR 30A + 3.30%), due 5/20/52 (c)(i)	3,350,651	49,317
REMIC, Series 2022-101, Class SB
(zero coupon) (SOFR 30A + 3.30%), due 6/20/52 (c)(i)	1,677,160	24,685
REMIC, Series 2022-107, Class SA
(zero coupon) (SOFR 30A + 3.47%), due 6/20/52 (c)(i)	8,463,890	115,727
REMIC, Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,090,558	860,574
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2023-53
(zero coupon), due 4/20/53	$ 360,328	$ 299,051
REMIC, Series 2020-166, Class CA
1.00%, due 11/20/50	1,132,684	857,797
REMIC, Series 2021-96, Class GP
1.00%, due 6/20/51	836,761	651,422
REMIC, Series 2024-51, Class SX
1.016% (SOFR 30A + 5.20%), due 3/20/54 (c)(i)	8,055,393	348,005
REMIC, Series 2023-80, Class SA
1.066% (SOFR 30A + 5.25%), due 6/20/53 (c)(i)	3,506,465	163,316
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (i)	1,082,759	134,779
REMIC, Series 2022-10, Class IC
2.00%, due 11/20/51 (i)	1,694,546	204,843
REMIC, Series 2025-2, Class WZ
2.00%, due 8/20/52	1,492,198	963,789
REMIC, Series 2020-146, Class SA
2.154% (1 Month SOFR + 6.186%), due 10/20/50 (c)(i)	1,423,153	205,136
REMIC, Series 2020-167, Class SN
2.154% (1 Month SOFR + 6.186%), due 11/20/50 (c)(i)	735,016	110,580
REMIC, Series 2021-179, Class SA
2.154% (1 Month SOFR + 6.186%), due 11/20/50 (c)(i)	2,141,114	317,546
REMIC, Series 2020-189, Class SU
2.154% (1 Month SOFR + 6.186%), due 12/20/50 (c)(i)	499,503	75,158
REMIC, Series 2021-46, Class QS
2.154% (1 Month SOFR + 6.186%), due 3/20/51 (c)(i)	859,325	119,561
REMIC, Series 2021-46, Class TS
2.154% (1 Month SOFR + 6.186%), due 3/20/51 (c)(i)	1,039,396	145,269
REMIC, Series 2021-57, Class SA
2.154% (1 Month SOFR + 6.186%), due 3/20/51 (c)(i)	3,030,667	422,089
REMIC, Series 2021-57, Class SD
2.154% (1 Month SOFR + 6.186%), due 3/20/51 (c)(i)	5,144,233	725,886
REMIC, Series 2021-96, Class NS
2.154% (1 Month SOFR + 6.186%), due 6/20/51 (c)(i)	2,725,992	384,981
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2021-96, Class SN
2.154% (1 Month SOFR + 6.186%), due 6/20/51 (c)(i)	$ 1,920,881	$ 257,340
REMIC, Series 2021-97, Class SM
2.154% (1 Month SOFR + 6.186%), due 6/20/51 (c)(i)	2,060,004	292,973
REMIC, Series 2021-122, Class HS
2.154% (1 Month SOFR + 6.186%), due 7/20/51 (c)(i)	1,853,099	265,104
REMIC, Series 2021-96, Class JS
2.204% (1 Month SOFR + 6.236%), due 6/20/51 (c)(i)	1,493,622	221,185
REMIC, Series 2023-86, Class SE
2.466% (SOFR 30A + 6.65%), due 9/20/50 (c)(i)	1,300,922	203,558
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (i)	657,547	100,951
REMIC, Series 2021-140, Class GF
2.50% (1 Month SOFR + 0.764%), due 8/20/51 (c)	777,353	659,771
REMIC, Series 2021-188
2.50%, due 10/20/51 (i)	2,617,738	432,021
REMIC, Series 2022-1, Class CF
2.50% (SOFR 30A + 0.80%), due 1/20/52 (c)	1,116,558	945,858
REMIC, Series 2023-60, Class ES
2.832% (SOFR 30A + 11.20%), due 4/20/53 (c)	753,113	684,054
REMIC, Series 2021-1, Class IT
3.00%, due 1/20/51 (i)	1,563,140	263,739
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51 (i)	2,330,145	401,157
REMIC, Series 2021-67, Class PI
3.00%, due 4/20/51 (i)	1,025,601	174,060
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (i)	284,894	43,005
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (i)	971,408	169,318
REMIC, Series 2024-48, Class JI
3.00%, due 7/20/51 (i)	1,885,474	317,020
REMIC, Series 2021-139, Class IA
3.00%, due 8/20/51 (i)	6,534,549	1,180,719
REMIC, Series 2022-207
3.00%, due 8/20/51 (i)	1,580,340	263,563
REMIC, Series 2019-97, Class FG
3.50% (1 Month SOFR + 0.804%), due 8/20/49 (c)	1,016,185	927,125

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Total Return Bond Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2019-128, Class KF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (c)	$ 369,601	$ 334,746
REMIC, Series 2019-128, Class YF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (c)	378,854	346,260
REMIC, Series 2021-96, Class FG
3.50% (SOFR 30A + 0.30%), due 6/20/51 (c)	394,491	356,400
REMIC, Series 2021-146, Class IN
3.50%, due 8/20/51 (i)	1,650,935	308,160
REMIC, Series 2025-2, Class Z
3.50%, due 1/20/55	1,698,954	1,325,299
REMIC, Series 2023-66, Class MP
3.932% (SOFR 30A + 12.30%), due 5/20/53 (c)	996,404	943,329
REMIC, Series 2016-93, Class AI
4.50%, due 7/20/44 (i)	1,413,939	334,764
REMIC, Series 2024-164, Class PB
4.50%, due 1/20/54	750,696	742,344
REMIC, Series 2023-81, Class LA
5.00%, due 6/20/52	268,585	270,779
REMIC, Series 2023-38, Class WT
6.486%, due 12/20/51 (j)	467,402	495,462
REMIC, Series 2023-59, Class YC
7.096%, due 9/20/51 (j)	1,171,266	1,299,229
REMIC, Series 2023-55, Class CG
7.687%, due 7/20/51 (j)	670,284	758,023
REMIC, Series 2023-55, Class LB
7.801%, due 11/20/51 (j)	630,714	724,364
Multifamily Connecticut Avenue Securities Trust (a)(c)
Series 2025-01, Class M2
7.283% (SOFR 30A + 3.10%), due 5/25/55	700,000	710,598
Series 2019-01, Class B10
9.797% (SOFR 30A + 5.614%), due 10/25/49	1,690,000	1,713,699
Series 2020-01, Class CE
11.797% (SOFR 30A + 7.614%), due 3/25/50	1,350,000	1,395,934
		48,600,847
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) 8.4%
1301 Trust
Series 2025-1301, Class D
6.223%, due 8/11/42 (a)(k)	$ 1,075,000	$ 1,090,725
BAMLL Commercial Mortgage Securities Trust
Series 2016-ISQ, Class A
2.848%, due 8/14/34 (a)	1,300,000	1,092,000
BANK
Series 2019-BN19, Class C
4.025%, due 8/15/61 (k)	1,235,000	896,120
BBCMS Mortgage Trust
Series 2018-C2, Class D
3.00%, due 12/15/51 (a)	650,000	522,694
Benchmark Mortgage Trust
Series 2018-B6, Class D
3.086%, due 10/10/51 (a)(k)	630,000	471,027
Series 2019-B11, Class A5
3.542%, due 5/15/52	625,000	602,399
Series 2019-B9, Class C
4.971%, due 3/15/52 (j)	1,105,000	973,538
BF Mortgage Trust
Series 2019-NYT, Class B
5.73% (1 Month SOFR + 1.697%), due 12/15/35 (a)(c)	925,000	910,943
BFLD Commercial Mortgage Trust
Series 2025-5MW, Class A
4.674%, due 10/10/42 (a)(k)	1,020,000	1,019,260
BMO Mortgage Trust
Series 2024-C9, Class A5
5.759%, due 7/15/57	820,000	873,997
BWAY Mortgage Trust
Series 2013-1515, Class C
3.446%, due 3/10/33 (a)	1,068,000	972,085
BX Commercial Mortgage Trust
Series 2024-BRBK, Class D
10.002% (1 Month SOFR + 5.971%), due 10/15/41 (a)(c)	980,000	979,018
BX Trust
Series 2025-VLT7, Class E
7.782% (1 Month SOFR + 3.75%), due 7/15/44 (a)(c)	910,000	915,119
CAMB Commercial Mortgage Trust
Series 2021-CX2, Class D
2.771%, due 11/10/46 (a)(k)	1,000,000	784,616
CD Mortgage Trust
Series 2017-CD4, Class D
3.30%, due 5/10/50 (a)	1,150,000	982,368
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
CFCRE Commercial Mortgage Trust (a)(k)
Series 2016-C3, Class D
3.052%, due 1/10/48	$ 730,000	$ 690,688
Series 2016-C4, Class D
4.847%, due 5/10/58	895,000	866,690
Commercial Mortgage Trust (a)
Series 2014-CR20, Class D
3.222%, due 11/10/47	860,000	627,817
Series 2016-DC2, Class D
3.924%, due 2/10/49 (k)	1,208,000	1,162,482
Series 2018-HCLV, Class A
5.328% (1 Month SOFR + 1.296%), due 9/15/33 (c)	995,000	915,400
DBGS Mortgage Trust
Series 2018-5BP, Class A
4.925% (1 Month SOFR + 0.892%), due 6/15/33 (a)(c)	610,000	579,500
DBUBS Mortgage Trust
Series 2011-LC3A, Class PM2
5.098%, due 5/10/44 (a)(k)	1,250,000	800,012
FHLMC MSCR Trust (a)(c)
REMIC, Series 2025-MN11, Class M2
6.833% (SOFR 30A + 2.65%), due 7/25/45	1,295,000	1,287,635
Series 2025-MN10, Class M2
7.158% (SOFR 30A + 2.85%), due 2/25/45	1,345,000	1,345,008
Series 2024-MN8, Class M2
8.433% (SOFR 30A + 4.25%), due 5/25/44	660,000	689,183
GNMA (i)
REMIC, Series 2025-112
0.565%, due 3/16/66 (k)	6,608,944	336,691
REMIC, Series 2023-194, Class CI
0.818%, due 10/16/65 (k)	3,419,883	215,914
REMIC, Series 2020-177
0.82%, due 6/16/62 (k)	3,996,419	239,272
REMIC, Series 2023-159, Class CI
0.954%, due 7/16/65 (j)	4,463,581	319,824
REMIC, Series 2020-168, Class IA
0.974%, due 12/16/62 (k)	2,359,365	170,635
REMIC, Series 2021-47
0.992%, due 3/16/61 (k)	5,539,815	373,012
REMIC, Series 2022-185, Class DI
1.022%, due 10/16/65 (k)	1,995,384	139,305
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
GNMA (i) (continued)
REMIC, Series 2023-172
1.331%, due 2/16/66 (k)	$ 3,049,217	$ 283,126
GS Mortgage Securities Trust
Series 2015-GC30, Class D
3.384%, due 5/10/50	2,770,000	1,523,500
Series 2015-GC30, Class B
3.974%, due 5/10/50 (k)	318,551	302,942
Series 2014-GC22, Class B
4.391%, due 6/10/47 (j)	1,040,000	847,888
J.P. Morgan Chase Commercial Mortgage Securities Trust (a)
Series 2012-WLDN, Class A
3.905%, due 5/5/30	316,046	306,170
Series 2021-1440, Class A
5.447% (1 Month SOFR + 1.414%), due 3/15/36 (c)	1,300,000	1,198,381
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR5, Class D
3.00%, due 6/13/52 (a)	240,000	184,301
MFT Trust
Series 2020-ABC, Class B
3.477%, due 2/10/42 (a)(k)	755,000	592,316
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class D
3.97%, due 4/15/48 (a)(k)	1,590,000	954,048
NCMF Trust
Series 2025-MFS, Class D
6.618%, due 6/10/33 (a)(k)	1,465,000	1,490,035
ROCK Trust
Series 2024-CNTR, Class E
8.819%, due 11/13/41 (a)	1,845,000	1,947,012
SKY Trust
Series 2025-LINE, Class B
7.719% (1 Month SOFR + 3.687%), due 4/15/42 (a)(c)	786,632	787,303
UBS Commercial Mortgage Trust
Series 2018-C10, Class D
3.00%, due 5/15/51 (a)	590,000	479,198
Series 2018-C9, Class C
4.944%, due 3/15/51 (k)	940,000	649,860
Wells Fargo Commercial Mortgage Trust
Series 2018-C43, Class D
3.00%, due 3/15/51 (a)	250,000	205,266
Series 2016-NXS6, Class D
3.059%, due 11/15/49 (a)	1,590,000	1,351,835
Series 2019-C51, Class C
4.289%, due 6/15/52 (j)	775,000	650,548

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay Total Return Bond Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2022-ONL, Class E
4.928%, due 12/15/39 (a)(k)	$ 800,000	$ 720,298
Series 2016-NXS5, Class D
4.944%, due 1/15/59 (k)	1,310,000	1,084,348
WHARF Commercial Mortgage Trust
Series 2025-DC, Class C
6.03%, due 7/15/40 (a)(k)	1,135,000	1,159,635
		40,562,987
Whole Loan (Collateralized Mortgage Obligations) 8.1%
Angel Oak Mortgage Trust
Series 2025-3, Class A1
5.42%, due 3/25/70 (a)(g)	717,327	720,796
BRAVO Residential Funding Trust
Series 2024-NQM8, Class A1A
4.30%, due 8/1/53 (a)(g)	486,953	482,596
CIM Trust (a)
Series 2021-J2, Class AS
0.21%, due 4/25/51 (i)(j)	28,283,439	346,319
Series 2025-NR1, Class A1
5.00%, due 6/25/64 (g)	639,330	629,652
Series 2019-INV1, Class B4
5.027%, due 2/25/49 (j)	1,053,389	1,032,549
Citigroup Mortgage Loan Trust
Series 2025-4, Class A2
5.50%, due 10/25/55 (a)(j)	756,930	758,615
Connecticut Avenue Securities Trust (a)(c)
Series 2025-R01, Class 1B1
5.883% (SOFR 30A + 1.70%), due 1/25/45	610,000	607,910
Series 2025-R02, Class 1B1
6.133% (SOFR 30A + 1.95%), due 2/25/45	550,000	551,380
Series 2024-R05, Class 2B1
6.183% (SOFR 30A + 2.00%), due 7/25/44	920,000	922,307
Series 2023-R07, Class 2M2
7.433% (SOFR 30A + 3.25%), due 9/25/43	600,000	621,020
Series 2023-R03, Class 2M2
8.083% (SOFR 30A + 3.90%), due 4/25/43	535,000	564,986
Series 2022-R01, Class 1B2
10.183% (SOFR 30A + 6.00%), due 12/25/41	1,075,000	1,125,342
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
Connecticut Avenue Securities Trust (a)(c) (continued)
Series 2020-SBT1, Class 1B1
11.047% (SOFR 30A + 6.864%), due 2/25/40	$ 1,805,000	$ 1,905,881
Series 2022-R02, Class 2B2
11.833% (SOFR 30A + 7.65%), due 1/25/42	1,015,000	1,082,705
Series 2019-HRP1, Class B1
13.547% (SOFR 30A + 9.364%), due 11/25/39	1,908,254	2,039,225
FHLMC STACR REMIC Trust (a)(c)
Series 2025-DNA1, Class M2
5.533% (SOFR 30A + 1.35%), due 1/25/45	1,276,000	1,276,393
Series 2025-HQA1, Class M2
5.833% (SOFR 30A + 1.65%), due 2/25/45	985,000	986,857
Series 2024-HQA1, Class M2
6.183% (SOFR 30A + 2.00%), due 3/25/44	505,000	510,232
Series 2022-DNA2, Class B1
8.933% (SOFR 30A + 4.75%), due 2/25/42	605,000	631,336
Series 2020-HQA1, Class B2
9.397% (SOFR 30A + 5.214%), due 1/25/50	1,377,000	1,539,761
Series 2021-HQA3, Class B2
10.433% (SOFR 30A + 6.25%), due 9/25/41	1,270,000	1,316,465
Series 2021-HQA4, Class B2
11.183% (SOFR 30A + 7.00%), due 12/25/41	1,805,000	1,903,942
Series 2022-DNA1, Class B2
11.283% (SOFR 30A + 7.10%), due 1/25/42	1,295,000	1,370,854
FHLMC STACR Securitized Participation Interests Trust
REMIC, Series 2018-SPI3, Class B
4.157%, due 8/25/48 (a)(j)	936,848	728,439
FHLMC STACR Trust
REMIC, Series 2019-FTR1, Class B2
12.647% (SOFR 30A + 8.464%), due 1/25/48 (a)(c)	870,000	1,032,381
GS Mortgage Backed Securities Trust
Series 2023-PJ1, Class A4
3.50%, due 2/25/53 (a)(j)	1,576,226	1,431,948
GS Mortgage-Backed Securities Corp. Trust
Series 2021-PJ1, Class A4
2.50%, due 6/25/51 (a)(j)	801,759	666,669
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
J.P. Morgan Mortgage Trust (a)(k)
Series 2021-4, Class B1
2.879%, due 8/25/51	$ 1,221,857	$ 1,017,012
Series 2022-1, Class B3
3.085%, due 7/25/52	1,288,149	1,051,535
JPMorgan Wealth Management
Series 2020-ATR1, Class B2
3.483%, due 2/25/50 (a)(k)	1,024,382	911,710
LOANDEPOT GMSR Master Trust
Series 2025-GT2, Class A
7.181% (1 Month SOFR + 3.15%), due 7/16/30 (a)(c)	1,455,000	1,459,662
Mill City Mortgage Loan Trust (a)(j)
Series 2018-3, Class B2
3.25%, due 8/25/58	1,985,767	1,543,819
Series 2018-3, Class B4
3.596%, due 8/25/58	558,809	368,982
New Residential Mortgage Loan Trust (a)(j)
Series 2020-RPL1, Class B3
3.834%, due 11/25/59	1,190,000	946,654
Series 2019-RPL3, Class B2
3.979%, due 7/25/59	1,315,000	1,139,798
RCKT Mortgage Trust
Series 2021-5, Class A1
2.50%, due 11/25/51 (a)(j)	1,121,887	940,851
STACR Trust
Series 2018-HRP1, Class B2
16.047% (SOFR 30A + 11.864%), due 5/25/43 (a)(c)	1,295,770	1,548,380
Towd Point Mortgage Trust (a)(j)
Series 2018-2, Class B5
3.40%, due 3/25/58	2,403,729	1,061,719
Series 2017-4, Class B5
3.648%, due 6/25/57	716,324	512,746
		39,289,428
Total Mortgage-Backed Securities (Cost $126,444,272)		128,453,262
U.S. Government & Federal Agencies 34.2%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 2.8%
FHLMC Gold Pools, 30 Year
3.50%, due 9/1/47	402,685	379,310
FHLMC Gold Pools, Other
4.00%, due 6/1/42	701,141	685,345
	Principal Amount	Value

Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) (continued)
UMBS Pool, 30 Year
2.00%, due 9/1/51	$ 1,978,264	$ 1,615,580
4.00%, due 10/1/52	602,585	574,171
4.00%, due 3/1/53	1,651,419	1,574,150
4.50%, due 12/1/54	1,231,302	1,200,352
5.00%, due 3/1/54	865,581	862,652
5.50%, due 7/1/53	1,981,691	2,008,019
5.50%, due 7/1/53	643,540	657,140
5.50%, due 11/1/54	1,338,619	1,358,764
5.50%, due 11/1/54	1,100,932	1,115,872
6.00%, due 4/1/55	836,851	856,213
6.00%, due 8/1/55	802,795	821,369
		13,708,937
Federal National Mortgage Association (Mortgage Pass-Through Securities) 5.5%
FNMA, Other
4.00%, due 3/1/42	423,518	413,497
4.00%, due 1/1/43	741,126	722,673
4.38%, due 7/1/28	1,000,000	1,009,487
6.00%, due 4/1/37	2,724	2,854
UMBS, 30 Year
2.00%, due 10/1/50	1,841,240	1,503,166
2.00%, due 3/1/52	6,563,111	5,350,941
2.00%, due 3/1/52	222,913	181,351
2.50%, due 4/1/52	2,545,748	2,172,876
2.50%, due 5/1/52	2,349,392	2,002,368
2.50%, due 6/1/52	1,312,857	1,118,952
3.00%, due 7/1/52	2,446,583	2,173,031
3.50%, due 12/1/44	527,008	501,430
3.50%, due 11/1/50	74,052	68,532
4.00%, due 2/1/55	1,261,295	1,196,988
4.50%, due 1/1/54	894,332	873,794
5.00%, due 3/1/53	1,304,270	1,303,303
5.00%, due 5/1/53	1,080,758	1,079,888
5.50%, due 8/1/53	836,818	854,928
5.50%, due 5/1/54	640,220	647,662
5.50%, due 6/1/54	587,340	594,468
6.00%, due 8/1/53	669,632	690,851
6.00%, due 8/1/53	865,199	886,705
6.00%, due 9/1/53	967,704	990,827
		26,340,572
Government National Mortgage Association (Mortgage Pass-Through Security) 0.1%
GNMA II, 30 Year
2.00%, due 6/20/51	785,628	639,891

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay Total Return Bond Fund

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
United States Treasury Bonds 4.5%
U.S. Treasury Bonds
4.75%, due 8/15/55	$ 2,040,000	$ 2,067,731
4.875%, due 8/15/45	19,315,000	19,894,450
		21,962,181
United States Treasury Notes 21.3%
U.S. Treasury Notes
3.50%, due 10/31/27	12,805,000	12,780,991
3.50%, due 10/15/28	10,170,000	10,142,191
3.625%, due 10/31/30	26,030,000	25,934,421
3.75%, due 10/31/32	43,850,000	43,480,016
4.25%, due 8/15/35	10,215,000	10,342,687
		102,680,306
Total U.S. Government & Federal Agencies (Cost $164,342,225)		165,331,887
Total Long-Term Bonds (Cost $477,042,823)		474,773,596

	Shares

Common Stocks 0.0% ‡
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	1	6
Total Common Stocks (Cost $0)		6
Short-Term Investments 1.3%
Affiliated Investment Company 0.7%
NYLI U.S. Government Liquidity Fund, 3.895% (l)	3,698,965	3,698,965
Unaffiliated Investment Company 0.6%
Invesco Government & Agency Portfolio, 4.083% (l)(m)	2,828,176	2,828,176
Total Short-Term Investments (Cost $6,527,141)		6,527,141
Total Investments (Cost $483,569,964)	99.6%	481,300,743
Other Assets, Less Liabilities	0.4	1,922,249
Net Assets	100.0%	$ 483,222,992

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Delayed delivery security.
(c)	Floating rate—Rate shown was the rate in effect as of October 31, 2025.
(d)	All or a portion of this security was held on loan. As of October 31, 2025, the aggregate market value of securities on loan was $2,737,396. The Fund received cash collateral with a value of $2,828,176. (See Note 2(K))
(e)	Fixed to floating rate—Rate shown was the rate in effect as of October 31, 2025.
(f)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Step coupon—Rate shown was the rate in effect as of October 31, 2025.
(h)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(i)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(j)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of October 31, 2025.
(k)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of October 31, 2025.
(l)	Current yield as of October 31, 2025.
(m)	Represents a security purchased with cash collateral received for securities on loan.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments October 31, 2025†^ (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 2,532	$ 183,322	$ (182,155)	$ —	$ —	$ 3,699	$ 163	$ —	3,699

Futures Contracts
As of October 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	7	December 2025	$ 1,458,554	$ 1,457,695	$ (859)
U.S. Treasury 5 Year Notes	4	December 2025	438,353	436,844	(1,509)
U.S. Treasury 10 Year Ultra Bonds	12	December 2025	1,387,903	1,385,813	(2,090)
U.S. Treasury Long Bonds	110	December 2025	12,669,784	12,904,375	234,591
U.S. Treasury Ultra Bonds	211	December 2025	24,843,444	25,590,344	746,900
Total Long Contracts					977,033
Short Contracts
Canada 5 Year Bonds	(101)	December 2025	(8,205,587)	(8,314,470)	(108,883)
U.S. Treasury 10 Year Notes	(10)	December 2025	(1,127,946)	(1,126,719)	1,227
Total Short Contracts					(107,656)
Net Unrealized Appreciation					$ 869,377

1.	As of October 31, 2025, cash in the amount of $1,609,296 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of October 31, 2025.

Abbreviation(s):
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GMSR—Ginnie Mae Mortgage Servicing Rights
GNMA—Government National Mortgage Association
MSCR—Multifamily Structured Credit Risk
REMIC—Real Estate Mortgage Investment Conduit
SARL—Société À Responsabilité Limitée
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
UMBS—Uniform Mortgage Backed Securities
UYU—Uruguay Peso
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay Total Return Bond Fund

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 54,215,645	$ —	$ 54,215,645
Corporate Bonds	—	117,286,570	—	117,286,570
Foreign Government Bonds	—	7,696,961	—	7,696,961
Loan Assignments	—	1,789,271	—	1,789,271
Mortgage-Backed Securities	—	128,453,262	—	128,453,262
U.S. Government & Federal Agencies	—	165,331,887	—	165,331,887
Total Long-Term Bonds	—	474,773,596	—	474,773,596
Common Stocks	6	—	—	6
Short-Term Investments
Affiliated Investment Company	3,698,965	—	—	3,698,965
Unaffiliated Investment Company	2,828,176	—	—	2,828,176
Total Short-Term Investments	6,527,141	—	—	6,527,141
Total Investments in Securities	6,527,147	474,773,596	—	481,300,743
Other Financial Instruments
Futures Contracts (b)	982,718	—	—	982,718
Total Investments in Securities and Other Financial Instruments	$ 7,509,865	$ 474,773,596	$ —	$ 482,283,461
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (113,341)	$ —	$ —	$ (113,341)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $479,870,999) including securities on loan of $2,737,396	$477,601,778
Investment in affiliated investment companies, at value (identified cost $3,698,965)	3,698,965
Cash	1,690
Cash denominated in foreign currencies (identified cost $782)	822
Cash collateral on deposit at broker for futures contracts	1,609,296
Receivables:
Interest	2,752,620
Variation margin on futures contracts	1,477,226
Fund shares sold	1,148,801
Investment securities sold	480,863
Securities lending	4,135
Other assets	45,899
Total assets	488,822,095
Liabilities
Cash collateral received for securities on loan	2,828,176
Payables:
Investment securities purchased	2,109,187
Fund shares redeemed	494,657
Manager (See Note 3)	68,725
Transfer agent (See Note 3)	56,202
NYLIFE Distributors (See Note 3)	12,883
Custodian	10,701
Professional fees	1,822
Shareholder communication	929
Trustees	214
Accrued expenses	2,057
Distributions payable	13,550
Total liabilities	5,599,103
Net assets	$483,222,992
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$51,975
Additional paid-in-capital	551,778,234
551,830,209
Total distributable earnings (loss)	(68,607,217)
Net assets	$483,222,992
Class A
Net assets applicable to outstanding shares	$48,497,857
Shares of beneficial interest outstanding	5,217,711
Net asset value per share outstanding	$9.29
Maximum sales charge (4.50% of offering price)	0.44
Maximum offering price per share outstanding	$9.73
Investor Class
Net assets applicable to outstanding shares	$3,923,841
Shares of beneficial interest outstanding	419,345
Net asset value per share outstanding	$9.36
Maximum sales charge (4.00% of offering price)	0.39
Maximum offering price per share outstanding	$9.75
Class C
Net assets applicable to outstanding shares	$1,987,752
Shares of beneficial interest outstanding	213,050
Net asset value and offering price per share outstanding	$9.33
Class I
Net assets applicable to outstanding shares	$229,735,015
Shares of beneficial interest outstanding	24,702,883
Net asset value and offering price per share outstanding	$9.30
Class R6
Net assets applicable to outstanding shares	$198,977,688
Shares of beneficial interest outstanding	21,411,293
Net asset value and offering price per share outstanding	$9.29
SIMPLE Class
Net assets applicable to outstanding shares	$100,839
Shares of beneficial interest outstanding	10,784
Net asset value and offering price per share outstanding	$9.35

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay Total Return Bond Fund

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Interest	$21,315,767
Dividends-affiliated	162,672
Securities lending, net	51,322
Total income	21,529,761
Expenses
Manager (See Note 3)	1,489,603
Transfer agent (See Note 3)	340,801
Distribution/Service—Class A (See Note 3)	121,520
Distribution/Service—Investor Class (See Note 3)	10,227
Distribution/Service—Class C (See Note 3)	23,075
Distribution/Service—SIMPLE Class (See Note 3)	207
Registration	102,750
Professional fees	101,800
Custodian	65,861
Shareholder communication	13,205
Trustees	9,969
Miscellaneous	21,123
Total expenses before waiver/reimbursement	2,300,141
Expense waiver/reimbursement from Manager (See Note 3)	(550,992)
Net expenses	1,749,149
Net investment income (loss)	19,780,612
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(1,246,436)
Futures transactions	(2,352,780)
Foreign currency transactions	(168,792)
Foreign currency forward transactions	135,269
Net realized gain (loss)	(3,632,739)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	8,229,392
Futures contracts	3,075,138
Foreign currency forward contracts	(223,545)
Translation of other assets and liabilities in foreign currencies	70,397
Net change in unrealized appreciation (depreciation)	11,151,382
Net realized and unrealized gain (loss)	7,518,643
Net increase (decrease) in net assets resulting from operations	$27,299,255
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Statements of Changes in Net Assets
for the years ended October 31, 2025 and October 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$19,780,612	$17,442,162
Net realized gain (loss)	(3,632,739)	(4,162,988)
Net change in unrealized appreciation (depreciation)	11,151,382	35,502,885
Net increase (decrease) in net assets resulting from operations	27,299,255	48,782,059
Distributions to shareholders:
Class A	(2,269,733)	(2,361,454)
Investor Class	(178,510)	(195,907)
Class B(a)	—	(4,152)
Class C	(83,536)	(113,348)
Class I	(7,441,127)	(3,895,523)
Class R1(b)	—	(326)
Class R2(b)	—	(350)
Class R3(b)	—	(5,833)
Class R6	(9,738,757)	(10,868,085)
SIMPLE Class	(2,031)	(1,230)
	(19,713,694)	(17,446,208)
Distributions to shareholders from return of capital:
Class A	(50,586)	—
Investor Class	(3,978)	—
Class C	(1,862)	—
Class I	(165,842)	—
Class R6	(217,050)	—
SIMPLE Class	(45)	—
	(439,363)	—
Total distributions to shareholders	(20,153,057)	(17,446,208)
Capital share transactions:
Net proceeds from sales of shares	202,147,074	87,213,090
Net asset value of shares issued to shareholders in reinvestment of distributions	19,984,830	17,263,781
Cost of shares redeemed	(104,658,327)	(137,616,195)
Increase (decrease) in net assets derived from capital share transactions	117,473,577	(33,139,324)
Net increase (decrease) in net assets	124,619,775	(1,803,473)
Net Assets
Beginning of year	358,603,217	360,406,690
End of year	$483,222,992	$358,603,217

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 20, 2024.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay Total Return Bond Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.14	$8.35	$8.57	$11.18	$11.35
Net investment income (loss) (a)	0.43	0.43	0.36	0.29	0.24
Net realized and unrealized gain (loss)	0.16	0.80	(0.22)	(2.26)	(0.03)
Total from investment operations	0.59	1.23	0.14	(1.97)	0.21
Less distributions:
From net investment income	(0.43)	(0.44)	(0.36)	(0.31)	(0.25)
From net realized gain on investments	—	—	—	(0.33)	(0.13)
Return of capital	(0.01)	—	—	(0.00)‡	—
Total distributions	(0.44)	(0.44)	(0.36)	(0.64)	(0.38)
Net asset value at end of year	$9.29	$9.14	$8.35	$8.57	$11.18
Total investment return (b)	6.71%	14.84%	1.50%	(18.43)%	1.86%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.72%	4.79%	4.06%	2.89%	2.14%
Net expenses (c)	0.79%	0.85%	0.83%	0.78%	0.83%
Expenses (before waiver/reimbursement) (c)	0.87%	0.94%	0.91%	0.83%	0.83%
Portfolio turnover rate	154%	101%	119%	98%(d)	111%(d)
Net assets at end of year (in 000’s)	$48,498	$49,646	$46,426	$54,484	$87,764

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 96% and 108% for the years ended October 31, 2022 and 2021 respectively.

	Year Ended October 31,
Investor Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.20	$8.40	$8.62	$11.24	$11.42
Net investment income (loss) (a)	0.41	0.41	0.34	0.26	0.22
Net realized and unrealized gain (loss)	0.16	0.80	(0.22)	(2.27)	(0.04)
Total from investment operations	0.57	1.21	0.12	(2.01)	0.18
Less distributions:
From net investment income	(0.40)	(0.41)	(0.34)	(0.28)	(0.23)
From net realized gain on investments	—	—	—	(0.33)	(0.13)
Return of capital	(0.01)	—	—	(0.00)‡	—
Total distributions	(0.41)	(0.41)	(0.34)	(0.61)	(0.36)
Net asset value at end of year	$9.36	$9.20	$8.40	$8.62	$11.24
Total investment return (b)	6.38%	14.58%	1.20%	(18.65)%	1.54%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.45%	4.51%	3.77%	2.65%	1.93%
Net expenses (c)	1.06%	1.12%	1.12%	1.04%	1.04%
Expenses (before waiver/reimbursement) (c)	1.17%	1.21%	1.18%	1.09%	1.04%
Portfolio turnover rate	154%	101%	119%	98%(d)	111%(d)
Net assets at end of year (in 000's)	$3,924	$4,234	$4,109	$4,663	$6,894

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 96% and 108% for the years ended October 31, 2022 and 2021 respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.17	$8.38	$8.59	$11.21	$11.38
Net investment income (loss) (a)	0.34	0.34	0.27	0.18	0.13
Net realized and unrealized gain (loss)	0.16	0.79	(0.21)	(2.27)	(0.03)
Total from investment operations	0.50	1.13	0.06	(2.09)	0.10
Less distributions:
From net investment income	(0.33)	(0.34)	(0.27)	(0.20)	(0.14)
From net realized gain on investments	—	—	—	(0.33)	(0.13)
Return of capital	(0.01)	—	—	(0.00)‡	—
Total distributions	(0.34)	(0.34)	(0.27)	(0.53)	(0.27)
Net asset value at end of year	$9.33	$9.17	$8.38	$8.59	$11.21
Total investment return (b)	5.59%	13.63%	0.56%	(19.32)%	0.85%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.71%	3.76%	3.01%	1.83%	1.17%
Net expenses (c)	1.81%	1.87%	1.87%	1.79%	1.79%
Expenses (before waiver/reimbursement) (c)	1.93%	1.95%	1.93%	1.84%	1.79%
Portfolio turnover rate	154%	101%	119%	98%(d)	111%(d)
Net assets at end of year (in 000’s)	$1,988	$2,548	$3,348	$4,480	$10,449

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 96% and 108% for the years ended October 31, 2022 and 2021 respectively.

	Year Ended October 31,
Class I	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.15	$8.35	$8.57	$11.18	$11.36
Net investment income (loss) (a)	0.47	0.47	0.39	0.30	0.27
Net realized and unrealized gain (loss)	0.16	0.80	(0.21)	(2.25)	(0.04)
Total from investment operations	0.63	1.27	0.18	(1.95)	0.23
Less distributions:
From net investment income	(0.47)	(0.47)	(0.40)	(0.33)	(0.28)
From net realized gain on investments	—	—	—	(0.33)	(0.13)
Return of capital	(0.01)	—	—	(0.00)‡	—
Total distributions	(0.48)	(0.47)	(0.40)	(0.66)	(0.41)
Net asset value at end of year	$9.30	$9.15	$8.35	$8.57	$11.18
Total investment return (b)	7.03%	15.43%	1.88%	(18.30)%	2.11%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.09%	5.19%	4.43%	3.01%	2.39%
Net expenses (c)	0.38%	0.45%	0.45%	0.53%	0.58%
Expenses (before waiver/reimbursement) (c)	0.61%	0.69%	0.65%	0.58%	0.58%
Portfolio turnover rate	154%	101%	119%	98%(d)	111%(d)
Net assets at end of year (in 000’s)	$229,735	$112,327	$61,667	$94,122	$720,466

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 96% and 108% for the years ended October 31, 2022 and 2021 respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI MacKay Total Return Bond Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class R6	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.14	$8.35	$8.57	$11.18	$11.35
Net investment income (loss) (a)	0.47	0.47	0.39	0.31	0.27
Net realized and unrealized gain (loss)	0.16	0.79	(0.21)	(2.26)	(0.02)
Total from investment operations	0.63	1.26	0.18	(1.95)	0.25
Less distributions:
From net investment income	(0.47)	(0.47)	(0.40)	(0.33)	(0.29)
From net realized gain on investments	—	—	—	(0.33)	(0.13)
Return of capital	(0.01)	—	—	(0.00)‡	—
Total distributions	(0.48)	(0.47)	(0.40)	(0.66)	(0.42)
Net asset value at end of year	$9.29	$9.14	$8.35	$8.57	$11.18
Total investment return (b)	7.03%	15.31%	1.89%	(18.20)%	2.16%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.13%	5.18%	4.44%	3.13%	2.43%
Net expenses (c)	0.38%	0.45%	0.45%	0.50%	0.53%
Expenses (before waiver/reimbursement) (c)	0.47%	0.54%	0.53%	0.54%	0.53%
Portfolio turnover rate	154%	101%	119%	98%(d)	111%(d)
Net assets at end of year (in 000’s)	$198,978	$189,818	$243,909	$272,227	$542,147

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 96% and 108% for the years ended October 31, 2022 and 2021 respectively.

	Year Ended October 31,
SIMPLE Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.20	$8.40	$8.62	$11.24	$11.41
Net investment income (loss) (a)	0.42	0.43	0.34	0.24	0.19
Net realized and unrealized gain (loss)	0.15	0.80	(0.22)	(2.28)	(0.03)
Total from investment operations	0.57	1.23	0.12	(2.04)	0.16
Less distributions:
From net investment income	(0.41)	(0.43)	(0.34)	(0.25)	(0.20)
From net realized gain on investments	—	—	—	(0.33)	(0.13)
Return of capital	(0.01)	—	—	(0.00)‡	—
Total distributions	(0.42)	(0.43)	(0.34)	(0.58)	(0.33)
Net asset value at end of year	$9.35	$9.20	$8.40	$8.62	$11.24
Total investment return (b)	6.38%	14.75%	1.21%	(18.85)%	1.39%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.50%	4.67%	3.79%	2.43%	1.69%
Net expenses (c)	0.98%	0.97%	1.10%	1.28%	1.29%
Expenses (before waiver/reimbursement) (c)	1.06%	1.06%	1.18%	1.33%	1.29%
Portfolio turnover rate	154%	101%	119%	98%(d)	111%(d)
Net assets at end of year (in 000’s)	$101	$31	$21	$20	$25

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate not including mortgage dollar rolls was 96% and 108% for the years ended October 31, 2022 and 2021 respectively.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay Total Return Bond Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 2, 2004
Investor Class	February 28, 2008
Class C	January 2, 2004
Class I	January 2, 1991
Class R6	December 29, 2014
SIMPLE Class	August 31, 2020
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge ("CDSC") of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I, Class R6 and SIMPLE Class shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A, Investor Class and SIMPLE Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek total return.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange")(usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation

26	NYLI MacKay Total Return Bond Fund

Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal
27

Notes to Financial Statements (continued)
market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least monthly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is recorded on an accrual basis and may include coupon

28	NYLI MacKay Total Return Bond Fund

interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively. Income from payment-in-kind securities is accreted daily based on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Loan Assignments, Participations and Commitments.  The Fund may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Fund records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Fund may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Fund purchases an assignment from a lender, the Fund will generally have direct contractual rights against the borrower in favor of the lender. If the
29

Notes to Financial Statements (continued)
Fund purchases a participation interest either from a lender or a participant, the Fund typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Fund is subject to the credit risk of the lender or participant who sold the participation interest to the Fund, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(I) Foreign Currency Forward Contracts. The Fund may enter into foreign currency forward contracts, which are agreements to buy or sell foreign currencies on a specified future date at a specified rate. The Fund is subject to foreign currency exchange rate risk in the normal course of investing in these transactions. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. Cash movement occurs on the settlement date. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund may purchase and sell foreign currency forward contracts for purposes of seeking to enhance portfolio returns and manage portfolio risk more efficiently. Foreign currency forward contracts may also be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Foreign currency forward contracts to purchase or sell a foreign currency may also be used in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.
The use of foreign currency forward contracts involves, to varying degrees, elements of risk in excess of the amount recognized in the Statement of Assets and Liabilities, including counterparty risk, market risk, leverage risk, operational risk, legal risk and liquidity risk. Counterparty risk is heightened for these instruments because foreign currency forward contracts are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations under such contracts. Thus, the Fund faces the risk that its counterparties under such contracts may not perform their obligations. Market risk is the risk that the value of a foreign currency forward contract will depreciate due to unfavorable changes in exchange rates. Liquidity risk arises because the secondary market for foreign currency forward contracts may have less liquidity relative to markets for other securities and financial instruments. Liquidity risk also can arise when forward currency contracts create margin or settlement payment obligations for the Fund. Leverage risk is the risk that a foreign currency forward contract can magnify the
Fund's gains and losses. Operational risk refers to risk related to potential operational issues (including documentation issues, settlement issues, systems failures, inadequate controls and human error), and legal risk refers to insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a foreign currency forward contract. Risks also arise from the possible movements in the foreign exchange rates underlying these instruments. While the Fund may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for extended periods of time, affecting the value of the Fund's assets. Moreover, there may be an imperfect correlation between the Fund's holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. The unrealized appreciation (depreciation) on forward contracts also reflects the Fund's exposure at the valuation date to credit loss in the event of a counterparty’s failure to perform its obligations.
(J) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included on the Statements of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(K) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending,

30	NYLI MacKay Total Return Bond Fund

the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(L) Dollar Rolls. The Fund may enter into dollar roll transactions in which it sells mortgage-backed securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The Fund generally transfers MBS where the MBS are "to be announced," therefore, the Fund accounts for these transactions as purchases and sales.
When accounted for as purchases and sales, the securities sold in connection with the dollar rolls are removed from the portfolio and a realized gain or loss is recognized. The securities the Fund has agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future as well as by the earnings on the cash proceeds of the initial sale. Dollar rolls may be renewed without physical delivery of the securities subject to the contract. Dollar roll transactions involve certain risks, including the risk that the securities returned to the Fund at the end of the roll period, while substantially similar, could be inferior to what was initially sold to the counterparty.
(M) Delayed Delivery Transactions.  The Fund may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Fund has sold a security it owns on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of October 31, 2025, are shown in the Portfolio of Investments.
(N) Debt and Foreign Securities Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. The Fund may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets.
(O) Large Transaction Risks.  From time to time, the Fund may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs. The Fund has adopted procedures designed to mitigate the negative impacts of such large transactions, but there can be no assurance that these procedures will be effective.
(P) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet
31

Notes to Financial Statements (continued)
occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(Q) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage the duration and yield curve positioning of the portfolio while minimizing the exposure to wider bid/ask spreads in traditional bonds. These derivatives are not accounted for as hedging instruments.
The Fund entered into foreign currency forward contracts to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates.
Fair value of derivative instruments as of October 31, 2025:
Asset Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$982,718
Total Fair Value	$982,718

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(113,341)
Total Fair Value	$(113,341)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2025:
Net Realized Gain (Loss) from:	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Transactions	$—	$(2,352,780)	$(2,352,780)
Forward Transactions	135,269	—	135,269
Total Net Realized Gain (Loss)	$135,269	$(2,352,780)	$(2,217,511)

Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts	$—	$3,075,138	$3,075,138
Forward Contracts	(223,545)	—	(223,545)
Total Net Change in Unrealized Appreciation (Depreciation)	$(223,545)	$3,075,138	$2,851,593

Average Notional Amount	Total
Futures Contracts Long	$68,255,910
Futures Contracts Short	$(30,685,059)
Forward Contracts Long (a)	$5,806,632
Forward Contracts Short (b)	$(9,932,233)

(a)	Positions were open for three months during the reporting period.
(b)	Positions were open for six months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Effective February 28, 2025, pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.35% of the Fund’s average daily net assets. During the year ended October 31, 2025, the effective management fee rate was 0.38% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
Prior to February 28, 2025, pursuant to the Management Agreement, the Fund paid the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.45% up to $1 billion; 0.44% from $1 billion to $3 billion; and 0.43% in excess of $3 billion.

32	NYLI MacKay Total Return Bond Fund

Effective February 28, 2025, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of daily net assets: 0.88% for Class A shares and 0.35% for Class I shares. Prior to February 28, 2025, New York Life Investments had contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) of Class I shares did not exceed 0.45% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement to Investor Class shares, Class C shares and SIMPLE Class shares. New York Life Investments has also contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. These agreements will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2025, New York Life Investments earned fees from the Fund in the amount of $1,489,603 and waived fees and/or reimbursed expenses in the amount of $550,992 and paid the Subadvisor fees in the amount of $469,305.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the SIMPLE Class Plan, SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2025, were $10,920 and $437, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the year ended October 31, 2025, of $3,599 and $172, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2025, transfer agent expenses incurred by
33

Notes to Financial Statements (continued)
the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$75,907	$—
Investor Class	18,773	(1,261)
Class C	10,605	(705)
Class I	227,798	—
Class R6	7,677	—
SIMPLE Class	41	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class I	$982,395	0.4%
Class R6	32,795	0.0‡
SIMPLE Class	25,144	24.9

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of October 31, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$483,746,590	$7,537,955	$(9,862,922)	$(2,324,967)
As of October 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$—	$(66,025,514)	$(13,550)	$(2,568,153)	$(68,607,217)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments and mark to market of futures.
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $66,025,514, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$20,137	$45,889
During the years ended October 31, 2025 and October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$19,713,694	$17,446,208
Return of Capital	439,363	—
Total	$20,153,057	$17,446,208
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same

34	NYLI MacKay Total Return Bond Fund

as those under the current Credit Agreement. During the year ended October 31, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2025, purchases and sales of U.S. government securities were $513,404 and $439,429, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $199,150 and $154,891, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2025 and October 31, 2024, were as follows:
Class A	Shares	Amount
Year ended October 31, 2025:
Shares sold	788,686	$7,238,705
Shares issued to shareholders in reinvestment of distributions	234,831	2,157,372
Shares redeemed	(1,276,014)	(11,699,470)
Net increase (decrease) in shares outstanding before conversion	(252,497)	(2,303,393)
Shares converted into Class A (See Note 1)	42,109	387,622
Shares converted from Class A (See Note 1)	(2,072)	(19,003)
Net increase (decrease)	(212,460)	$(1,934,774)
Year ended October 31, 2024:
Shares sold	865,800	$7,858,217
Shares issued to shareholders in reinvestment of distributions	241,832	2,189,294
Shares redeemed	(1,330,289)	(12,008,018)
Net increase (decrease) in shares outstanding before conversion	(222,657)	(1,960,507)
Shares converted into Class A (See Note 1)	92,174	836,443
Net increase (decrease)	(130,483)	$(1,124,064)

Investor Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	20,959	$193,700
Shares issued to shareholders in reinvestment of distributions	19,629	181,497
Shares redeemed	(58,918)	(543,907)
Net increase (decrease) in shares outstanding before conversion	(18,330)	(168,710)
Shares converted into Investor Class (See Note 1)	8,277	76,655
Shares converted from Investor Class (See Note 1)	(30,741)	(285,046)
Net increase (decrease)	(40,794)	$(377,101)
Year ended October 31, 2024:
Shares sold	22,670	$206,634
Shares issued to shareholders in reinvestment of distributions	21,378	194,688
Shares redeemed	(65,052)	(593,811)
Net increase (decrease) in shares outstanding before conversion	(21,004)	(192,489)
Shares converted into Investor Class (See Note 1)	23,605	213,829
Shares converted from Investor Class (See Note 1)	(31,597)	(291,965)
Net increase (decrease)	(28,996)	$(270,625)

Class B(a)	Shares	Amount
Year ended October 31, 2024:
Shares sold	2	$41
Shares issued to shareholders in reinvestment of distributions	448	4,023
Shares redeemed	(3,384)	(30,620)
Net increase (decrease) in shares outstanding before conversion	(2,934)	(26,556)
Shares converted from Class B (See Note 1)	(46,840)	(419,864)
Net increase (decrease)	(49,774)	$(446,420)

35

Notes to Financial Statements (continued)
Class C	Shares	Amount
Year ended October 31, 2025:
Shares sold	56,100	$514,974
Shares issued to shareholders in reinvestment of distributions	9,232	85,098
Shares redeemed	(110,613)	(1,014,978)
Net increase (decrease) in shares outstanding before conversion	(45,281)	(414,906)
Shares converted from Class C (See Note 1)	(19,389)	(178,865)
Net increase (decrease)	(64,670)	$(593,771)
Year ended October 31, 2024:
Shares sold	75,051	$689,984
Shares issued to shareholders in reinvestment of distributions	12,416	112,557
Shares redeemed	(175,339)	(1,593,885)
Net increase (decrease) in shares outstanding before conversion	(87,872)	(791,344)
Shares converted from Class C (See Note 1)	(34,163)	(311,770)
Net increase (decrease)	(122,035)	$(1,103,114)

Class I	Shares	Amount
Year ended October 31, 2025:
Shares sold	18,481,227	$169,715,597
Shares issued to shareholders in reinvestment of distributions	826,194	7,602,987
Shares redeemed	(6,886,901)	(62,919,715)
Net increase (decrease) in shares outstanding before conversion	12,420,520	114,398,869
Shares converted into Class I (See Note 1)	2,070	19,003
Shares converted from Class I (See Note 1)	(40)	(366)
Net increase (decrease)	12,422,550	$114,417,506
Year ended October 31, 2024:
Shares sold	7,072,262	$65,413,990
Shares issued to shareholders in reinvestment of distributions	428,444	3,891,625
Shares redeemed	(2,603,179)	(23,675,506)
Net increase (decrease)	4,897,527	$45,630,109

Class R1(b)	Shares	Amount
Year ended October 31, 2024:
Shares issued to shareholders in reinvestment of distributions	36	$326
Shares redeemed	(2,956)	(26,572)
Net increase (decrease)	(2,920)	$(26,246)

Class R2(b)	Shares	Amount
Year ended October 31, 2024:
Shares issued to shareholders in reinvestment of distributions	39	$350
Shares redeemed	(3,338)	(30,001)
Net increase (decrease)	(3,299)	$(29,651)

Class R3(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	4,048	$35,849
Shares issued to shareholders in reinvestment of distributions	179	1,603
Shares redeemed	(56,164)	(504,570)
Net increase (decrease) in shares outstanding before conversion	(51,937)	(467,118)
Shares converted from Class R3 (See Note 1)	(2,970)	(26,673)
Net increase (decrease)	(54,907)	$(493,791)

Class R6	Shares	Amount
Year ended October 31, 2025:
Shares sold	2,675,521	$24,416,434
Shares issued to shareholders in reinvestment of distributions	1,083,662	9,955,800
Shares redeemed	(3,114,196)	(28,480,227)
Net increase (decrease)	644,987	$5,892,007
Year ended October 31, 2024:
Shares sold	1,435,492	$13,001,524
Shares issued to shareholders in reinvestment of distributions	1,202,427	10,868,085
Shares redeemed	(11,093,325)	(99,153,212)
Net increase (decrease)	(8,455,406)	$(75,283,603)

SIMPLE Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	7,219	$67,664
Shares issued to shareholders in reinvestment of distributions	224	2,076
Shares redeemed	(3)	(30)
Net increase (decrease)	7,440	$69,710
Year ended October 31, 2024:
Shares sold	747	$6,851
Shares issued to shareholders in reinvestment of distributions	135	1,230
Net increase (decrease)	882	$8,081

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 20, 2024.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide

36	NYLI MacKay Total Return Bond Fund

additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
37

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI MacKay Total Return Bond Fund (the Fund), one of the funds constituting New York Life Investments Funds Trust, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with custodians, the transfer agent, agent banks, and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 19, 2025
38	NYLI MacKay Total Return Bond Fund

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2025.
39

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
40

NYLI Epoch Global Equity Yield Fund

Annual Report - Financial Statements and Other Information
October 31, 2025

Portfolio of Investments October 31, 2025†^
	Shares	Value
Common Stocks 98.4%
Austria 0.7%
BAWAG Group AG (Banks) (a)	46,582	$ 6,008,218
Canada 4.3%
Manulife Financial Corp. (Insurance)	330,505	10,695,962
Nutrien Ltd. (Chemicals)	112,980	6,151,761
Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	121,695	7,994,145
Rogers Communications, Inc., Class B (Wireless Telecommunication Services)	130,298	5,099,324
Royal Bank of Canada (Banks) (b)	39,154	5,735,961
		35,677,153
France 4.2%
AXA SA (Insurance)	136,004	5,899,067
Cie Generale des Etablissements Michelin SCA (Automobile Components)	118,755	3,790,289
Orange SA (Diversified Telecommunication Services)	448,407	7,150,707
Sanofi SA (Pharmaceuticals)	94,063	9,497,743
TotalEnergies SE (Oil, Gas & Consumable Fuels)	72,626	4,516,282
Vinci SA (Construction & Engineering)	33,888	4,527,170
		35,381,258
Germany 3.7%
Allianz SE (Registered) (Insurance)	17,155	6,885,206
Deutsche Post AG (Air Freight & Logistics)	123,332	5,657,913
Deutsche Telekom AG (Registered) (Diversified Telecommunication Services)	272,931	8,459,430
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Insurance)	6,550	4,049,744
Siemens AG (Registered) (Industrial Conglomerates)	21,609	6,116,065
		31,168,358
Hong Kong 0.7%
AIA Group Ltd. (Insurance)	605,000	5,874,391
Italy 1.8%
Infrastrutture Wireless Italiane SpA (Diversified Telecommunication Services)	406,407	4,461,939
Snam SpA (Gas Utilities)	966,293	5,956,590
	Shares	Value

Italy (continued)
Terna - Rete Elettrica Nazionale (Electric Utilities)	404,048	$ 4,138,440
		14,556,969
Japan 1.8%
Astellas Pharma, Inc. (Pharmaceuticals)	521,200	5,456,857
NHK Spring Co. Ltd. (Automobile Components)	245,800	4,623,802
Toyota Motor Corp. (Automobiles)	255,700	5,206,584
		15,287,243
Norway 0.6%
Equinor ASA (Oil, Gas & Consumable Fuels)	200,722	4,795,491
Republic of Korea 1.8%
Samsung Electronics Co. Ltd., GDR (Technology Hardware, Storage & Peripherals)	7,203	13,433,595
SK Telecom Co. Ltd. (Wireless Telecommunication Services)	40,435	1,484,296
		14,917,891
Taiwan 2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	57,730	17,343,824
United Kingdom 7.0%
AstraZeneca plc, Sponsored ADR (Pharmaceuticals)	92,235	7,600,164
BAE Systems plc (Aerospace & Defense)	211,724	5,204,033
Coca-Cola Europacific Partners plc (Beverages)	107,029	9,507,386
Croda International plc (Chemicals)	116,161	4,405,582
Imperial Brands plc (Tobacco)	212,566	8,447,251
Lloyds Banking Group plc (Banks)	4,416,648	5,168,556
Reckitt Benckiser Group plc (Household Products)	58,179	4,445,154
Schroders plc (Capital Markets)	844,542	4,209,347
Segro plc (Industrial REITs)	485,729	4,450,125
Unilever plc (Personal Care Products)	82,710	4,986,230
		58,423,828
United States 69.7%
AbbVie, Inc. (Biotechnology)	65,172	14,210,103
Alphabet, Inc., Class C (Interactive Media & Services)	25,085	7,069,455

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2025†^ (continued)
	Shares	Value
Common Stocks (continued)
United States (continued)
American Electric Power Co., Inc. (Electric Utilities)	84,543	$ 10,167,141
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	50,744	11,880,693
Apple, Inc. (Technology Hardware, Storage & Peripherals)	35,820	9,684,653
AT&T, Inc. (Diversified Telecommunication Services)	371,924	9,205,119
Bank of America Corp. (Banks)	189,772	10,143,313
Best Buy Co., Inc. (Specialty Retail)	64,685	5,313,226
BlackRock, Inc. (Capital Markets)	4,219	4,568,375
Bristol-Myers Squibb Co. (Pharmaceuticals)	111,010	5,114,231
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	54,828	20,266,074
Chevron Corp. (Oil, Gas & Consumable Fuels)	49,981	7,883,003
Cisco Systems, Inc. (Communications Equipment)	253,579	18,539,161
Coca-Cola Co. (The) (Beverages)	92,763	6,391,371
Columbia Banking System, Inc. (Banks)	224,127	6,006,604
Cummins, Inc. (Machinery)	18,812	8,233,636
CVS Health Corp. (Health Care Providers & Services)	163,131	12,748,688
Dell Technologies, Inc., Class C (Technology Hardware, Storage & Peripherals)	121,309	19,653,271
Duke Energy Corp. (Electric Utilities)	35,360	4,395,248
Eaton Corp. plc (Electrical Equipment)	13,614	5,194,558
Eli Lilly & Co. (Pharmaceuticals)	6,037	5,209,086
Emerson Electric Co. (Electrical Equipment)	52,006	7,258,477
Entergy Corp. (Electric Utilities)	94,209	9,052,543
Essential Utilities, Inc. (Water Utilities)	118,668	4,631,612
General Dynamics Corp. (Aerospace & Defense)	14,426	4,975,527
GSK plc (Pharmaceuticals)	291,299	6,813,608
Hasbro, Inc. (Leisure Products)	115,071	8,781,068
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	725,701	17,721,618
Home Depot, Inc. (The) (Specialty Retail)	18,094	6,868,301
Honeywell International, Inc. (Industrial Conglomerates)	19,260	3,877,616
International Business Machines Corp. (IT Services)	58,499	17,983,178
Iron Mountain, Inc. (Specialized REITs)	84,524	8,701,746
Johnson & Johnson (Pharmaceuticals)	36,364	6,868,069
	Shares	Value

United States (continued)
JPMorgan Chase & Co. (Banks)	34,798	$ 10,826,354
Lazard, Inc. (Capital Markets)	166,181	8,109,633
Linde plc (Chemicals)	16,067	6,720,826
Lockheed Martin Corp. (Aerospace & Defense)	11,898	5,852,388
McCormick & Co., Inc. (Non-Voting) (Food Products)	86,682	5,561,517
McDonald's Corp. (Hotels, Restaurants & Leisure)	25,123	7,497,457
Medtronic plc (Health Care Equipment & Supplies)	81,981	7,435,677
Merck & Co., Inc. (Pharmaceuticals)	53,458	4,596,319
Meta Platforms, Inc., Class A (Interactive Media & Services)	11,063	7,172,696
MetLife, Inc. (Insurance)	120,316	9,603,623
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	186,859	11,663,739
Microsoft Corp. (Software)	38,104	19,730,632
Mondelez International, Inc., Class A (Food Products)	109,964	6,318,531
MPLX LP (Oil, Gas & Consumable Fuels)	149,128	7,569,737
MSC Industrial Direct Co., Inc., Class A (Trading Companies & Distributors)	97,495	8,278,300
Nestle SA (Registered) (Food Products)	46,187	4,412,372
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	71,512	8,422,683
NextEra Energy, Inc. (Electric Utilities)	104,752	8,526,813
NiSource, Inc. (Multi-Utilities)	153,989	6,484,477
Novartis AG (Registered) (Pharmaceuticals)	73,932	9,119,888
Omnicom Group, Inc. (Media) (b)	71,032	5,328,821
Paychex, Inc. (Professional Services)	41,209	4,822,689
PepsiCo, Inc. (Beverages)	35,017	5,115,634
Pfizer, Inc. (Pharmaceuticals)	211,087	5,203,295
Philip Morris International, Inc. (Tobacco)	60,971	8,799,944
Pinnacle West Capital Corp. (Electric Utilities)	46,237	4,092,899
Realty Income Corp. (Retail REITs)	76,017	4,407,466
Regions Financial Corp. (Banks)	211,574	5,120,091
Roche Holding AG (Pharmaceuticals)	14,148	4,551,621
RTX Corp. (Aerospace & Defense)	46,352	8,273,832
Solstice Advanced Materials, Inc. (Chemicals) (c)	4,815	217,012
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	68,793	11,107,318
Toro Co. (The) (Machinery)	91,161	6,812,462
Truist Financial Corp. (Banks)	115,325	5,146,955
U.S. Bancorp (Banks)	148,693	6,940,989

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Epoch Global Equity Yield Fund

	Shares	Value
Common Stocks (continued)
United States (continued)
United Parcel Service, Inc., Class B (Air Freight & Logistics)	50,577	$ 4,876,634
Vail Resorts, Inc. (Hotels, Restaurants & Leisure) (b)	32,179	4,773,111
Verizon Communications, Inc. (Diversified Telecommunication Services)	144,230	5,731,700
VICI Properties, Inc. (Specialized REITs)	199,892	5,994,761
Walmart, Inc. (Consumer Staples Distribution & Retail)	44,770	4,529,829
		581,161,097
Total Common Stocks (Cost $534,106,826)		820,595,721
Short-Term Investments 0.8%
Affiliated Investment Company 0.3%
United States 0.3%
NYLI U.S. Government Liquidity Fund, 3.895% (d)	3,094,666	3,094,666
Unaffiliated Investment Company 0.5%
United States 0.5%
Invesco Government & Agency Portfolio, 4.083% (d)(e)	4,046,721	4,046,721
Total Short-Term Investments (Cost $7,141,387)		7,141,387
Total Investments (Cost $541,248,213)	99.2%	827,737,108
Other Assets, Less Liabilities	0.8	6,300,007
Net Assets	100.0%	$ 834,037,115

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	All or a portion of this security was held on loan. As of October 31, 2025, the aggregate market value of securities on loan was $10,004,444; the total market value of collateral held by the Fund was $10,368,880. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $6,322,159. The Fund received cash collateral with a value of $4,046,721. (See Note 2(I))
(c)	Non-income producing security.
(d)	Current yield as of October 31, 2025.
(e)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 2,876	$ 108,695	$ (108,476)	$ —	$ —	$ 3,095	$ 411	$ —	3,095

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2025†^ (continued)
Abbreviation(s):
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 820,595,721	$ —	$ —	$ 820,595,721
Short-Term Investments
Affiliated Investment Company	3,094,666	—	—	3,094,666
Unaffiliated Investment Company	4,046,721	—	—	4,046,721
Total Short-Term Investments	7,141,387	—	—	7,141,387
Total Investments in Securities	$ 827,737,108	$ —	$ —	$ 827,737,108

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Epoch Global Equity Yield Fund

The table below sets forth the diversification of the Fund’s investments by industry.
Industry Diversification
	Value	Percent †^
Aerospace & Defense	$24,305,780	2.9%
Air Freight & Logistics	10,534,547	1.3
Automobile Components	8,414,091	1.0
Automobiles	5,206,584	0.6
Banks	61,097,041	7.3
Beverages	21,014,391	2.5
Biotechnology	14,210,103	1.7
Capital Markets	16,887,355	2.0
Chemicals	17,495,181	2.1
Communications Equipment	18,539,161	2.2
Construction & Engineering	4,527,170	0.5
Consumer Staples Distribution & Retail	4,529,829	0.5
Diversified Telecommunication Services	35,008,895	4.2
Electric Utilities	40,373,084	4.8
Electrical Equipment	12,453,035	1.5
Food Products	16,292,420	2.0
Gas Utilities	5,956,590	0.7
Health Care Equipment & Supplies	7,435,677	0.9
Health Care Providers & Services	12,748,688	1.5
Hotels, Restaurants & Leisure	20,264,713	2.4
Household Products	4,445,154	0.5
Industrial Conglomerates	9,993,681	1.2
Industrial REITs	4,450,125	0.5
Insurance	43,007,993	5.2
Interactive Media & Services	14,242,151	1.7
IT Services	17,983,178	2.2
Leisure Products	8,781,068	1.0
Machinery	15,046,098	1.8
Media	5,328,821	0.6
Multi-Utilities	6,484,477	0.8
Oil, Gas & Consumable Fuels	24,764,513	3.0
Personal Care Products	4,986,230	0.6
Pharmaceuticals	70,030,881	8.4
Professional Services	4,822,689	0.6
Retail REITs	4,407,466	0.5
Semiconductors & Semiconductor Equipment	72,261,648	8.7
Software	19,730,632	2.4
Specialized REITs	14,696,507	1.8
Specialty Retail	12,181,527	1.5
Technology Hardware, Storage & Peripherals	68,915,820	8.3
Tobacco	17,247,195	2.1
Trading Companies & Distributors	8,278,300	1.0
Water Utilities	4,631,612	0.6
	Value	Percent †^
Wireless Telecommunication Services	$6,583,620	0.8%
	820,595,721	98.4
Short-Term Investments	7,141,387	0.8
Other Assets, Less Liabilities	6,300,007	0.8
Net Assets	$834,037,115	100.0%

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $538,153,547) including securities on loan of $10,004,444	$824,642,442
Investment in affiliated investment companies, at value (identified cost $3,094,666)	3,094,666
Cash denominated in foreign currencies (identified cost $384)	382
Receivables:
Investment securities sold	5,394,525
Dividends	4,169,244
Fund shares sold	699,254
Securities lending	1,526
Other assets	993,089
Total assets	838,995,128
Liabilities
Cash collateral received for securities on loan	4,046,721
Payables:
Manager (See Note 3)	453,488
Fund shares redeemed	226,673
Transfer agent (See Note 3)	165,158
NYLIFE Distributors (See Note 3)	39,159
Professional fees	11,796
Custodian	9,257
Investment securities purchased	2,591
Shareholder communication	1,542
Trustees	825
Accrued expenses	803
Total liabilities	4,958,013
Net assets	$834,037,115
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$32,589
Additional paid-in-capital	509,148,885
509,181,474
Total distributable earnings (loss)	324,855,641
Net assets	$834,037,115
Class A
Net assets applicable to outstanding shares	$150,189,838
Shares of beneficial interest outstanding	5,854,783
Net asset value per share outstanding	$25.65
Maximum sales charge (5.50% of offering price)	1.49
Maximum offering price per share outstanding	$27.14
Investor Class
Net assets applicable to outstanding shares	$8,561,757
Shares of beneficial interest outstanding	334,559
Net asset value per share outstanding	$25.59
Maximum sales charge (5.00% of offering price)	1.35
Maximum offering price per share outstanding	$26.94
Class C
Net assets applicable to outstanding shares	$6,418,846
Shares of beneficial interest outstanding	251,437
Net asset value and offering price per share outstanding	$25.53
Class I
Net assets applicable to outstanding shares	$665,974,037
Shares of beneficial interest outstanding	26,033,785
Net asset value and offering price per share outstanding	$25.58
Class R6
Net assets applicable to outstanding shares	$2,892,637
Shares of beneficial interest outstanding	114,849
Net asset value and offering price per share outstanding	$25.19

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Epoch Global Equity Yield Fund

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $980,382)	$22,940,441
Dividends-affiliated	411,088
Securities lending, net	57,760
Total income	23,409,289
Expenses
Manager (See Note 3)	5,410,817
Transfer agent (See Note 3)	976,683
Distribution/Service—Class A (See Note 3)	342,942
Distribution/Service—Investor Class (See Note 3)	20,628
Distribution/Service—Class C (See Note 3)	65,398
Professional fees	153,272
Registration	90,783
Custodian	60,566
Shareholder communication	37,072
Trustees	19,780
Miscellaneous	51,962
Total expenses before waiver/reimbursement	7,229,903
Expense waiver/reimbursement from Manager (See Note 3)	(305,018)
Net expenses	6,924,885
Net investment income (loss)	16,484,404
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	68,718,151
Foreign currency transactions	38,118
Net realized gain (loss)	68,756,269
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	36,788,922
Translation of other assets and liabilities in foreign currencies	185,039
Net change in unrealized appreciation (depreciation)	36,973,961
Net realized and unrealized gain (loss)	105,730,230
Net increase (decrease) in net assets resulting from operations	$122,214,634
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statements of Changes in Net Assets
for the years ended October 31, 2025 and October 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$16,484,404	$19,057,535
Net realized gain (loss)	68,756,269	62,007,373
Net change in unrealized appreciation (depreciation)	36,973,961	125,594,959
Net increase (decrease) in net assets resulting from operations	122,214,634	206,659,867
Distributions to shareholders:
Class A	(11,883,886)	(3,160,179)
Investor Class	(719,206)	(198,785)
Class C	(551,427)	(138,965)
Class I	(55,787,525)	(16,817,056)
Class R2(a)	—	(512)
Class R3(a)	—	(1,418)
Class R6	(166,317)	(33,443)
Total distributions to shareholders	(69,108,361)	(20,350,358)
Capital share transactions:
Net proceeds from sales of shares	98,062,005	63,885,294
Net asset value of shares issued to shareholders in reinvestment of distributions	59,594,402	17,152,826
Cost of shares redeemed	(141,745,209)	(206,187,346)
Increase (decrease) in net assets derived from capital share transactions	15,911,198	(125,149,226)
Net increase (decrease) in net assets	69,017,471	61,160,283
Net Assets
Beginning of year	765,019,644	703,859,361
End of year	$834,037,115	$765,019,644

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Epoch Global Equity Yield Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2025	2024	2023	2022	2021
Net asset value at beginning of year	$24.04	$18.75	$18.28	$20.18	$15.83
Net investment income (loss) (a)	0.46	0.51	0.46	0.41	0.45
Net realized and unrealized gain (loss)	3.26	5.34	0.55	(1.87)	4.43
Total from investment operations	3.72	5.85	1.01	(1.46)	4.88
Less distributions:
From net investment income	(0.48)	(0.56)	(0.54)	(0.44)	(0.53)
From net realized gain on investments	(1.63)	—	—	—	—
Total distributions	(2.11)	(0.56)	(0.54)	(0.44)	(0.53)
Net asset value at end of year	$25.65	$24.04	$18.75	$18.28	$20.18
Total investment return (b)	16.53%	31.42%	5.45%	(7.36)%	30.98%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.93%	2.29%	2.36%	2.08%	2.32%
Net expenses (c)	1.09%	1.09%	1.09%(d)	1.09%	1.09%(e)
Expenses (before waiver/reimbursement) (c)	1.13%	1.14%	1.16%(d)	1.16%	1.16%(e)
Portfolio turnover rate	30%	18%	30%	50%	27%
Net assets at end of year (in 000’s)	$150,190	$135,338	$111,149	$120,648	$134,982

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of 0.01%
(e)	Net of interest expense of less than 0.01%

	Year Ended October 31,
Investor Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$23.99	$18.71	$18.24	$20.14	$15.80
Net investment income (loss) (a)	0.44	0.50	0.45	0.39	0.44
Net realized and unrealized gain (loss)	3.26	5.32	0.54	(1.86)	4.42
Total from investment operations	3.70	5.82	0.99	(1.47)	4.86
Less distributions:
From net investment income	(0.47)	(0.54)	(0.52)	(0.43)	(0.52)
From net realized gain on investments	(1.63)	—	—	—	—
Total distributions	(2.10)	(0.54)	(0.52)	(0.43)	(0.52)
Net asset value at end of year	$25.59	$23.99	$18.71	$18.24	$20.14
Total investment return (b)	16.45%	31.32%	5.39%	(7.42)%	30.91%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.88%	2.25%	2.28%	2.02%	2.29%
Net expenses (c)	1.15%	1.17%	1.18%(d)	1.15%	1.15%(e)
Expenses (before waiver/reimbursement) (c)	1.17%	1.18%	1.19%(d)	1.16%	1.16%(e)
Portfolio turnover rate	30%	18%	30%	50%	27%
Net assets at end of year (in 000's)	$8,562	$8,075	$7,788	$7,976	$9,081

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of 0.01%
(e)	Net of interest expense of less than 0.01%

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2025	2024	2023	2022	2021
Net asset value at beginning of year	$23.94	$18.67	$18.19	$20.07	$15.73
Net investment income (loss) (a)	0.28	0.35	0.32	0.26	0.30
Net realized and unrealized gain (loss)	3.25	5.30	0.53	(1.86)	4.40
Total from investment operations	3.53	5.65	0.85	(1.60)	4.70
Less distributions:
From net investment income	(0.31)	(0.38)	(0.37)	(0.28)	(0.36)
From net realized gain on investments	(1.63)	—	—	—	—
Total distributions	(1.94)	(0.38)	(0.37)	(0.28)	(0.36)
Net asset value at end of year	$25.53	$23.94	$18.67	$18.19	$20.07
Total investment return (b)	15.71%	30.41%	4.67%	(8.07)%	30.00%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.21%	1.61%	1.65%	1.34%	1.59%
Net expenses (c)	1.84%	1.84%	1.84%(d)	1.84%	1.84%(e)
Expenses (before waiver/reimbursement) (c)	1.92%	1.93%	1.94%(d)	1.91%	1.91%(e)
Portfolio turnover rate	30%	18%	30%	50%	27%
Net assets at end of year (in 000’s)	$6,419	$6,803	$9,215	$15,801	$27,874

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of 0.01%
(e)	Net of interest expense of less than 0.01%

	Year Ended October 31,
Class I	2025	2024	2023	2022	2021
Net asset value at beginning of year	$23.98	$18.71	$18.23	$20.13	$15.79
Net investment income (loss) (a)	0.52	0.57	0.51	0.45	0.50
Net realized and unrealized gain (loss)	3.25	5.31	0.55	(1.86)	4.42
Total from investment operations	3.77	5.88	1.06	(1.41)	4.92
Less distributions:
From net investment income	(0.54)	(0.61)	(0.58)	(0.49)	(0.58)
From net realized gain on investments	(1.63)	—	—	—	—
Total distributions	(2.17)	(0.61)	(0.58)	(0.49)	(0.58)
Net asset value at end of year	$25.58	$23.98	$18.71	$18.23	$20.13
Total investment return (b)	16.82%	31.70%	5.73%	(7.08)%	31.32%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.19%	2.57%	2.59%	2.33%	2.59%
Net expenses (c)	0.84%	0.84%	0.84%(d)	0.84%	0.84%(e)
Expenses (before waiver/reimbursement) (c)	0.88%	0.89%	0.91%(d)	0.91%	0.91%(e)
Portfolio turnover rate	30%	18%	30%	50%	27%
Net assets at end of year (in 000’s)	$665,974	$613,380	$573,786	$910,693	$1,003,575

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of 0.01%
(e)	Net of interest expense of less than 0.01%

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Epoch Global Equity Yield Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class R6	2025	2024	2023	2022	2021
Net asset value at beginning of year	$23.65	$18.45	$18.00	$19.88	$15.60
Net investment income (loss) (a)	0.54	0.56	0.55	0.44	0.54
Net realized and unrealized gain (loss)	3.19	5.27	0.51	(1.81)	4.34
Total from investment operations	3.73	5.83	1.06	(1.37)	4.88
Less distributions:
From net investment income	(0.56)	(0.63)	(0.61)	(0.51)	(0.60)
From net realized gain on investments	(1.63)	—	—	—	—
Total distributions	(2.19)	(0.63)	(0.61)	(0.51)	(0.60)
Net asset value at end of year	$25.19	$23.65	$18.45	$18.00	$19.88
Total investment return (b)	16.91%	31.90%	5.82%	(7.02)%	31.45%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.31%	2.57%	2.85%	2.33%	2.81%
Net expenses (c)	0.74%	0.74%	0.74%(d)	0.74%	0.74%(e)
Expenses (before waiver/reimbursement) (c)	0.76%	0.75%	0.75%(d)	0.75%	0.75%(e)
Portfolio turnover rate	30%	18%	30%	50%	27%
Net assets at end of year (in 000’s)	$2,893	$1,423	$995	$5,851	$769

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of 0.01%
(e)	Net of interest expense of less than 0.01%
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI Epoch Global Equity Yield Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	August 2, 2006
Investor Class	November 16, 2009
Class C	November 16, 2009
Class I	December 27, 2005
Class R6	June 17, 2013
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares under distribution plans pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek a high level of income. Capital appreciation is a secondary investment objective.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures
("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which

14	NYLI Epoch Global Equity Yield Fund

market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close
15

Notes to Financial Statements (continued)
and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least

16	NYLI Epoch Global Equity Yield Fund

quarterly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included on the Statements of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Foreign Securities Risk.  The Fund may invest in foreign securities, which carry certain risks in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and
17

Notes to Financial Statements (continued)
less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(K) Large Transaction Risks.  From time to time, the Fund may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs. The Fund has adopted procedures designed to mitigate the negative impacts of such large transactions, but there can be no assurance that these procedures will be effective.
(L) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Epoch Investment Partners, Inc. (“Epoch” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and Epoch, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.70% of the Fund's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 1.09%; Class C, 1.84%; Class I, 0.84%; and Class R6, 0.74%. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2025, New York Life Investments earned fees from the Fund in the amount of $5,410,817 and waived fees and/or reimbursed certain class specific expenses in the amount of $305,018 and paid the Subadvisor fees in the amount of $2,705,465.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the

18	NYLI Epoch Global Equity Yield Fund

Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2025, were $12,694 and $293, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class C shares during the year ended October 31, 2025, of $584.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$172,695	$—
Investor Class	13,751	—
Class C	10,934	—
Class I	779,214	—
Class R6	89	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
Note 4-Federal Income Tax
As of October 31, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$549,859,804	$286,844,813	$(8,967,509)	$277,877,304
As of October 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$—	$46,965,379	$—	$277,890,262	$324,855,641
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sales, and partnership adjustments.
The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of October 31, 2025 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$1,161,655	$(1,161,655)
The reclassifications for the Fund are primarily due to net operating losses and treating a portion of the proceeds from redemptions as distributions for tax purposes.
During the years ended October 31, 2025 and October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$947,449	$20,350,358
Long-Term Capital Gains	68,160,912	—
Total	$69,108,361	$20,350,358
19

Notes to Financial Statements (continued)
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2025, purchases and sales of securities, other than short-term securities, were $228,240 and $270,608, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2025 and October 31, 2024, were as follows:
Class A	Shares	Amount
Year ended October 31, 2025:
Shares sold	715,763	$17,190,087
Shares issued to shareholders in reinvestment of distributions	430,513	9,947,097
Shares redeemed	(937,374)	(22,187,056)
Net increase (decrease) in shares outstanding before conversion	208,902	4,950,128
Shares converted into Class A (See Note 1)	26,272	632,226
Shares converted from Class A (See Note 1)	(9,903)	(245,270)
Net increase (decrease)	225,271	$5,337,084
Year ended October 31, 2024:
Shares sold	434,460	$9,767,810
Shares issued to shareholders in reinvestment of distributions	117,185	2,630,582
Shares redeemed	(906,768)	(19,925,452)
Net increase (decrease) in shares outstanding before conversion	(355,123)	(7,527,060)
Shares converted into Class A (See Note 1)	67,623	1,504,523
Shares converted from Class A (See Note 1)	(9,566)	(205,530)
Net increase (decrease)	(297,066)	$(6,228,067)

Investor Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	24,463	$582,386
Shares issued to shareholders in reinvestment of distributions	30,976	713,662
Shares redeemed	(33,660)	(786,120)
Net increase (decrease) in shares outstanding before conversion	21,779	509,928
Shares converted into Investor Class (See Note 1)	1,386	33,065
Shares converted from Investor Class (See Note 1)	(25,269)	(606,856)
Net increase (decrease)	(2,104)	$(63,863)
Year ended October 31, 2024:
Shares sold	68,577	$1,440,929
Shares issued to shareholders in reinvestment of distributions	8,827	197,277
Shares redeemed	(97,862)	(2,104,553)
Net increase (decrease) in shares outstanding before conversion	(20,458)	(466,347)
Shares converted into Investor Class (See Note 1)	2,954	65,327
Shares converted from Investor Class (See Note 1)	(62,027)	(1,372,475)
Net increase (decrease)	(79,531)	$(1,773,495)

20	NYLI Epoch Global Equity Yield Fund

Class C	Shares	Amount
Year ended October 31, 2025:
Shares sold	46,585	$1,062,269
Shares issued to shareholders in reinvestment of distributions	21,046	482,644
Shares redeemed	(97,988)	(2,271,420)
Net increase (decrease) in shares outstanding before conversion	(30,357)	(726,507)
Shares converted from Class C (See Note 1)	(2,333)	(55,343)
Net increase (decrease)	(32,690)	$(781,850)
Year ended October 31, 2024:
Shares sold	30,784	$700,987
Shares issued to shareholders in reinvestment of distributions	5,569	124,265
Shares redeemed	(239,110)	(5,264,833)
Net increase (decrease) in shares outstanding before conversion	(202,757)	(4,439,581)
Shares converted from Class C (See Note 1)	(6,630)	(148,697)
Net increase (decrease)	(209,387)	$(4,588,278)

Class I	Shares	Amount
Year ended October 31, 2025:
Shares sold	3,328,370	$77,929,656
Shares issued to shareholders in reinvestment of distributions	2,095,635	48,300,341
Shares redeemed	(4,980,364)	(116,295,503)
Net increase (decrease) in shares outstanding before conversion	443,641	9,934,494
Shares converted into Class I (See Note 1)	9,932	245,270
Shares converted from Class I (See Note 1)	(134)	(3,092)
Net increase (decrease)	453,439	$10,176,672
Year ended October 31, 2024:
Shares sold	2,306,237	$51,350,727
Shares issued to shareholders in reinvestment of distributions	634,405	14,169,978
Shares redeemed	(8,042,567)	(177,337,795)
Net increase (decrease) in shares outstanding before conversion	(5,101,925)	(111,817,090)
Shares converted into Class I (See Note 1)	9,589	205,530
Shares converted from Class I (See Note 1)	(2,094)	(48,678)
Net increase (decrease)	(5,094,430)	$(111,660,238)

Class R2(a)	Shares	Amount
Year ended October 31, 2024:
Shares issued to shareholders in reinvestment of distributions	25	$512
Shares redeemed	(10,976)	(236,761)
Net increase (decrease)	(10,951)	$(236,249)

Class R3(a)	Shares	Amount
Year ended October 31, 2024:
Shares sold	2,575	$51,699
Shares issued to shareholders in reinvestment of distributions	67	1,367
Shares redeemed	(41,091)	(878,664)
Net increase (decrease)	(38,449)	$(825,598)

Class R6	Shares	Amount
Year ended October 31, 2025:
Shares sold	56,965	$1,297,607
Shares issued to shareholders in reinvestment of distributions	6,603	150,658
Shares redeemed	(8,898)	(205,110)
Net increase (decrease)	54,670	$1,243,155
Year ended October 31, 2024:
Shares sold	25,396	$573,142
Shares issued to shareholders in reinvestment of distributions	1,302	28,845
Shares redeemed	(20,420)	(439,288)
Net increase (decrease)	6,278	$162,699

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.
21

Notes to Financial Statements (continued)
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
22	NYLI Epoch Global Equity Yield Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI Epoch Global Equity Yield Fund (the Fund), one of the funds constituting New York Life Investments Funds Trust, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with the custodians, the transfer agent and brokers'; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 19, 2025
23

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years. Accordingly, the Fund paid $68,160,912 as long term capital gain distributions.
For the fiscal year ended October 31, 2025, the Fund designated approximately $947,449 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
The dividends paid by the Fund during the fiscal year ended October 31, 2025 should be multiplied by 67.07% to arrive at the amount eligible for the corporate dividend-received deduction.
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2025.
24	NYLI Epoch Global Equity Yield Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
25

NYLI Epoch U.S. Equity Yield Fund

Annual Report - Financial Statements and Other Information
October 31, 2025

Portfolio of Investments October 31, 2025†^
	Shares	Value
Common Stocks 98.4%
Aerospace & Defense 2.9%
General Dynamics Corp.	28,086	$ 9,686,861
Lockheed Martin Corp.	18,310	9,006,323
RTX Corp.	76,390	13,635,615
		32,328,799
Air Freight & Logistics 0.7%
United Parcel Service, Inc., Class B	78,919	7,609,370
Banks 9.9%
Bank of America Corp.	473,349	25,300,504
Columbia Banking System, Inc.	422,714	11,328,735
JPMorgan Chase & Co.	79,717	24,801,553
Regions Financial Corp.	380,159	9,199,848
Truist Financial Corp.	197,441	8,811,792
U.S. Bancorp	324,481	15,146,773
Wells Fargo & Co.	183,971	15,999,958
		110,589,163
Beverages 2.3%
Coca-Cola Co. (The)	96,097	6,621,083
Coca-Cola Europacific Partners plc	141,710	12,588,100
PepsiCo, Inc.	47,879	6,994,643
		26,203,826
Biotechnology 3.4%
AbbVie, Inc.	106,784	23,283,183
Amgen, Inc.	20,885	6,232,711
Gilead Sciences, Inc.	66,831	8,005,685
		37,521,579
Capital Markets 2.9%
BlackRock, Inc.	13,614	14,741,375
CME Group, Inc.	31,260	8,299,218
Lazard, Inc.	200,326	9,775,909
		32,816,502
Chemicals 2.4%
Linde plc	23,588	9,866,860
Nutrien Ltd.	199,896	10,884,337
PPG Industries, Inc.	59,420	5,808,305
Solstice Advanced Materials, Inc. (a)	12,091	544,919
		27,104,421
Commercial Services & Supplies 0.7%
Republic Services, Inc.	34,967	7,281,528
Communications Equipment 1.4%
Cisco Systems, Inc.	217,609	15,909,394
	Shares	Value

Consumer Staples Distribution & Retail 1.6%
Walmart, Inc.	173,443	$ 17,548,963
Diversified Telecommunication Services 2.3%
AT&T, Inc.	525,749	13,012,288
Verizon Communications, Inc.	323,409	12,852,273
		25,864,561
Electric Utilities 6.6%
Alliant Energy Corp. (b)	110,390	7,376,260
American Electric Power Co., Inc.	154,407	18,568,986
Duke Energy Corp.	58,162	7,229,537
Entergy Corp.	165,291	15,882,812
NextEra Energy, Inc.	158,465	12,899,051
OGE Energy Corp.	130,196	5,746,851
Pinnacle West Capital Corp.	66,378	5,875,780
		73,579,277
Electrical Equipment 3.6%
Eaton Corp. plc	41,734	15,924,025
Emerson Electric Co.	104,727	14,616,747
Hubbell, Inc.	20,492	9,631,240
		40,172,012
Food Products 1.1%
McCormick & Co., Inc. (Non-Voting)	84,733	5,436,469
Mondelez International, Inc., Class A	126,382	7,261,910
		12,698,379
Health Care Equipment & Supplies 1.6%
Medtronic plc	193,621	17,561,425
Health Care Providers & Services 2.8%
CVS Health Corp.	270,118	21,109,722
UnitedHealth Group, Inc.	30,918	10,560,352
		31,670,074
Hotels, Restaurants & Leisure 1.8%
McDonald's Corp.	38,757	11,566,251
Vail Resorts, Inc. (b)	54,847	8,135,456
		19,701,707
Household Products 1.6%
Colgate-Palmolive Co.	81,305	6,264,550
Procter & Gamble Co. (The)	79,840	12,005,541
		18,270,091
Industrial Conglomerates 0.9%
Honeywell International, Inc.	48,362	9,736,721

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2025†^ (continued)
	Shares	Value
Common Stocks (continued)
Industrial REITs 0.9%
Prologis, Inc.	84,794	$ 10,522,087
Insurance 4.4%
Marsh & McLennan Cos., Inc.	59,786	10,650,876
MetLife, Inc.	297,812	23,771,354
Travelers Cos., Inc. (The)	56,471	15,169,240
		49,591,470
Interactive Media & Services 1.7%
Alphabet, Inc., Class C	33,899	9,553,416
Meta Platforms, Inc., Class A	15,119	9,802,404
		19,355,820
IT Services 1.7%
International Business Machines Corp.	61,698	18,966,582
Leisure Products 1.2%
Hasbro, Inc.	181,125	13,821,649
Machinery 3.2%
Cummins, Inc.	48,170	21,083,046
Snap-on, Inc.	22,365	7,504,576
Toro Co. (The)	91,121	6,809,472
		35,397,094
Media 1.8%
Comcast Corp., Class A	371,860	10,350,723
Omnicom Group, Inc.	133,348	10,003,767
		20,354,490
Multi-Utilities 2.2%
Ameren Corp.	58,804	5,999,184
CMS Energy Corp.	92,442	6,799,109
NiSource, Inc.	136,931	5,766,165
WEC Energy Group, Inc.	51,741	5,781,022
		24,345,480
Oil, Gas & Consumable Fuels 4.6%
Chevron Corp.	122,353	19,297,515
Enterprise Products Partners LP	370,653	11,412,406
MPLX LP	219,527	11,143,191
TotalEnergies SE, Sponsored ADR	145,814	9,075,463
		50,928,575
Pharmaceuticals 6.1%
Bristol-Myers Squibb Co.	177,891	8,195,438
Eli Lilly & Co.	14,165	12,222,412
	Shares	Value

Pharmaceuticals (continued)
Johnson & Johnson	127,726	$ 24,123,610
Merck & Co., Inc.	159,312	13,697,646
Pfizer, Inc.	380,523	9,379,892
		67,618,998
Professional Services 0.5%
Paychex, Inc.	45,713	5,349,792
Retail REITs 0.6%
Realty Income Corp.	107,030	6,205,599
Semiconductors & Semiconductor Equipment 5.4%
Analog Devices, Inc.	48,028	11,244,796
Broadcom, Inc.	73,536	27,181,112
KLA Corp.	4,980	6,019,525
Microchip Technology, Inc.	114,792	7,165,317
Texas Instruments, Inc.	50,599	8,169,714
		59,780,464
Software 2.5%
Microsoft Corp.	38,832	20,107,598
Salesforce, Inc.	32,166	8,376,348
		28,483,946
Specialized REITs 2.3%
American Tower Corp.	32,185	5,760,471
Iron Mountain, Inc.	102,545	10,557,008
VICI Properties, Inc.	322,102	9,659,839
		25,977,318
Specialty Retail 1.5%
Best Buy Co., Inc.	88,169	7,242,202
Home Depot, Inc. (The)	26,155	9,928,176
		17,170,378
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.	31,027	8,388,770
Dell Technologies, Inc., Class C	97,615	15,814,606
Hewlett Packard Enterprise Co.	350,277	8,553,765
NetApp, Inc.	90,472	10,655,792
		43,412,933
Tobacco 1.2%
Philip Morris International, Inc.	93,681	13,520,979
Trading Companies & Distributors 1.6%
MSC Industrial Direct Co., Inc., Class A	131,207	11,140,786

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Epoch U.S. Equity Yield Fund

	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors (continued)
Watsco, Inc.	19,387	$ 7,134,610
		18,275,396
Water Utilities 0.6%
Essential Utilities, Inc.	162,731	6,351,391
Total Common Stocks (Cost $705,056,046)		1,099,598,233
Short-Term Investments 2.0%
Affiliated Investment Company 1.4%
NYLI U.S. Government Liquidity Fund, 3.895% (c)	15,373,259	15,373,259
Unaffiliated Investment Company 0.6%
Invesco Government & Agency Portfolio, 4.083% (c)(d)	6,904,825	6,904,825
Total Short-Term Investments (Cost $22,278,084)		22,278,084
Total Investments (Cost $727,334,130)	100.4%	1,121,876,317
Other Assets, Less Liabilities	(0.4)	(4,691,371)
Net Assets	100.0%	$ 1,117,184,946

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of October 31, 2025, the aggregate market value of securities on loan was $11,281,296; the total market value of collateral held by the Fund was $11,546,133. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $4,641,308. The Fund received cash collateral with a value of $6,904,825. (See Note 2(G))
(c)	Current yield as of October 31, 2025.
(d)	Represents a security purchased with cash collateral received for securities on loan.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2025†^ (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 28,354	$ 104,412	$ (117,393)	$ —	$ —	$ 15,373	$ 749	$ —	15,373

Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,099,598,233	$ —	$ —	$ 1,099,598,233
Short-Term Investments
Affiliated Investment Company	15,373,259	—	—	15,373,259
Unaffiliated Investment Company	6,904,825	—	—	6,904,825
Total Short-Term Investments	22,278,084	—	—	22,278,084
Total Investments in Securities	$ 1,121,876,317	$ —	$ —	$ 1,121,876,317

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Epoch U.S. Equity Yield Fund

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $711,960,871) including securities on loan of $11,281,296	$1,106,503,058
Investment in affiliated investment companies, at value (identified cost $15,373,259)	15,373,259
Cash	210,332
Due from custodian	221,149
Receivables:
Dividends	1,875,217
Fund shares sold	1,160,949
Investment securities sold	274,533
Securities lending	1,893
Other assets	88,956
Total assets	1,125,709,346
Liabilities
Cash collateral received for securities on loan	6,904,825
Payables:
Manager (See Note 3)	629,442
Fund shares redeemed	452,191
Investment securities purchased	221,149
Transfer agent (See Note 3)	156,262
NYLIFE Distributors (See Note 3)	142,314
Professional fees	7,554
Custodian	5,451
Shareholder communication	3,063
Trustees	1,122
Accrued expenses	1,027
Total liabilities	8,524,400
Net assets	$1,117,184,946
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$48,076
Additional paid-in-capital	673,274,138
673,322,214
Total distributable earnings (loss)	443,862,732
Net assets	$1,117,184,946
Class A
Net assets applicable to outstanding shares	$585,125,365
Shares of beneficial interest outstanding	25,308,635
Net asset value per share outstanding	$23.12
Maximum sales charge (5.50% of offering price)	1.35
Maximum offering price per share outstanding	$24.47
Investor Class
Net assets applicable to outstanding shares	$58,360,168
Shares of beneficial interest outstanding	2,538,126
Net asset value per share outstanding	$22.99
Maximum sales charge (5.00% of offering price)	1.21
Maximum offering price per share outstanding	$24.20
Class C
Net assets applicable to outstanding shares	$5,528,699
Shares of beneficial interest outstanding	249,626
Net asset value and offering price per share outstanding	$22.15
Class I
Net assets applicable to outstanding shares	$324,905,875
Shares of beneficial interest outstanding	13,865,325
Net asset value and offering price per share outstanding	$23.43
Class R6
Net assets applicable to outstanding shares	$142,801,876
Shares of beneficial interest outstanding	6,094,033
Net asset value and offering price per share outstanding	$23.43
SIMPLE Class
Net assets applicable to outstanding shares	$462,963
Shares of beneficial interest outstanding	20,123
Net asset value and offering price per share outstanding	$23.01

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $93,665)	$30,968,416
Dividends-affiliated	748,712
Securities lending, net	15,276
Total income	31,732,404
Expenses
Manager (See Note 3)	7,367,231
Distribution/Service—Class A (See Note 3)	1,398,839
Distribution/Service—Investor Class (See Note 3)	154,522
Distribution/Service—Class B (See Note 3)(a)	1,327
Distribution/Service—Class C (See Note 3)	62,070
Distribution/Service—SIMPLE Class (See Note 3)	1,321
Transfer agent (See Note 3)	853,847
Professional fees	153,932
Registration	103,773
Shareholder communication	72,229
Custodian	31,908
Trustees	27,443
Miscellaneous	39,931
Total expenses before waiver/reimbursement	10,268,373
Expense waiver/reimbursement from Manager (See Note 3)	(220,839)
Net expenses	10,047,534
Net investment income (loss)	21,684,870
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	59,650,979
Net change in unrealized appreciation (depreciation) on unaffiliated investments	22,384,176
Net realized and unrealized gain (loss)	82,035,155
Net increase (decrease) in net assets resulting from operations	$103,720,025

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Epoch U.S. Equity Yield Fund

Statements of Changes in Net Assets
for the years ended October 31, 2025 and October 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$21,684,870	$21,446,290
Net realized gain (loss)	59,650,979	84,266,294
Net change in unrealized appreciation (depreciation)	22,384,176	179,561,527
Net increase (decrease) in net assets resulting from operations	103,720,025	285,274,111
Distributions to shareholders:
Class A	(53,287,694)	(25,143,738)
Investor Class	(5,962,507)	(3,482,463)
Class B(a)	(56,216)	(112,271)
Class C	(612,101)	(365,837)
Class I	(29,388,029)	(15,031,749)
Class R1(b)	—	(25,662)
Class R2(b)	—	(49,823)
Class R3(b)	—	(99,851)
Class R6	(13,584,717)	(6,740,356)
SIMPLE Class	(20,194)	(5,918)
Total distributions to shareholders	(102,911,458)	(51,057,668)
Capital share transactions:
Net proceeds from sales of shares	87,493,471	63,780,477
Net asset value of shares issued to shareholders in reinvestment of distributions	101,678,579	50,367,763
Cost of shares redeemed	(149,061,964)	(171,761,014)
Increase (decrease) in net assets derived from capital share transactions	40,110,086	(57,612,774)
Net increase (decrease) in net assets	40,918,653	176,603,669
Net Assets
Beginning of year	1,076,266,293	899,662,624
End of year	$1,117,184,946	$1,076,266,293

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2025	2024	2023	2022	2021
Net asset value at beginning of year	$23.17	$18.28	$18.78	$19.70	$14.96
Net investment income (loss) (a)	0.42	0.43	0.42	0.39	0.32
Net realized and unrealized gain (loss)	1.73	5.51	(0.23)	(0.95)	4.78
Total from investment operations	2.15	5.94	0.19	(0.56)	5.10
Less distributions:
From net investment income	(0.49)	(0.43)	(0.40)	(0.36)	(0.36)
From net realized gain on investments	(1.71)	(0.62)	(0.29)	—	—
Total distributions	(2.20)	(1.05)	(0.69)	(0.36)	(0.36)
Net asset value at end of year	$23.12	$23.17	$18.28	$18.78	$19.70
Total investment return (b)	9.83%	33.57%	0.87%	(2.85)%	34.30%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.92%	2.03%	2.22%	2.00%	1.76%
Net expenses (c)	1.05%	1.05%(d)	1.06%	1.05%	1.07%
Expenses (before waiver/reimbursement) (c)	1.05%	1.05%	1.06%	1.05%	1.07%
Portfolio turnover rate	21%	13%	19%	25%	16%
Net assets at end of year (in 000’s)	$585,125	$560,941	$442,341	$483,936	$508,888

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

	Year Ended October 31,
Investor Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$23.05	$18.19	$18.69	$19.61	$14.89
Net investment income (loss) (a)	0.36	0.37	0.37	0.34	0.28
Net realized and unrealized gain (loss)	1.71	5.48	(0.23)	(0.95)	4.75
Total from investment operations	2.07	5.85	0.14	(0.61)	5.03
Less distributions:
From net investment income	(0.42)	(0.37)	(0.35)	(0.31)	(0.31)
From net realized gain on investments	(1.71)	(0.62)	(0.29)	—	—
Total distributions	(2.13)	(0.99)	(0.64)	(0.31)	(0.31)
Net asset value at end of year	$22.99	$23.05	$18.19	$18.69	$19.61
Total investment return (b)	9.52%	33.18%	0.60%	(3.12)%	33.96%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.65%	1.79%	1.95%	1.75%	1.53%
Net expenses (c)	1.33%	1.32%	1.33%	1.30%	1.33%
Expenses (before waiver/reimbursement) (c)	1.35%	1.38%	1.39%	1.30%	1.39%
Portfolio turnover rate	21%	13%	19%	25%	16%
Net assets at end of year (in 000's)	$58,360	$64,821	$67,157	$73,132	$86,155

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Epoch U.S. Equity Yield Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2025	2024	2023	2022	2021
Net asset value at beginning of year	$22.27	$17.61	$18.11	$19.00	$14.43
Net investment income (loss) (a)	0.19	0.21	0.22	0.19	0.14
Net realized and unrealized gain (loss)	1.66	5.29	(0.23)	(0.92)	4.60
Total from investment operations	1.85	5.50	(0.01)	(0.73)	4.74
Less distributions:
From net investment income	(0.26)	(0.22)	(0.20)	(0.16)	(0.17)
From net realized gain on investments	(1.71)	(0.62)	(0.29)	—	—
Total distributions	(1.97)	(0.84)	(0.49)	(0.16)	(0.17)
Net asset value at end of year	$22.15	$22.27	$17.61	$18.11	$19.00
Total investment return (b)	8.75%	32.18%	(0.16)%	(3.82)%	32.98%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.91%	1.05%	1.22%	1.00%	0.81%
Net expenses (c)	2.08%	2.08%	2.08%	2.06%	2.08%
Expenses (before waiver/reimbursement) (c)	2.10%	2.13%	2.14%	2.06%	2.14%
Portfolio turnover rate	21%	13%	19%	25%	16%
Net assets at end of year (in 000’s)	$5,529	$7,107	$7,954	$10,961	$14,435

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Class I	2025	2024	2023	2022	2021
Net asset value at beginning of year	$23.45	$18.49	$18.99	$19.91	$15.11
Net investment income (loss) (a)	0.50	0.50	0.49	0.45	0.39
Net realized and unrealized gain (loss)	1.75	5.58	(0.24)	(0.95)	4.82
Total from investment operations	2.25	6.08	0.25	(0.50)	5.21
Less distributions:
From net investment income	(0.56)	(0.50)	(0.46)	(0.42)	(0.41)
From net realized gain on investments	(1.71)	(0.62)	(0.29)	—	—
Total distributions	(2.27)	(1.12)	(0.75)	(0.42)	(0.41)
Net asset value at end of year	$23.43	$23.45	$18.49	$18.99	$19.91
Total investment return (b)	10.18%	33.98%	1.18%	(2.50)%	34.78%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.23%	2.36%	2.56%	2.32%	2.10%
Net expenses (c)	0.73%	0.73%	0.73%	0.73%	0.73%
Expenses (before waiver/reimbursement) (c)	0.80%	0.80%	0.81%	0.80%	0.82%
Portfolio turnover rate	21%	13%	19%	25%	16%
Net assets at end of year (in 000’s)	$324,906	$303,649	$262,299	$351,106	$357,565

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class R6	2025	2024	2023	2022	2021
Net asset value at beginning of year	$23.45	$18.49	$18.99	$19.92	$15.12
Net investment income (loss) (a)	0.50	0.50	0.49	0.46	0.39
Net realized and unrealized gain (loss)	1.75	5.58	(0.24)	(0.97)	4.83
Total from investment operations	2.25	6.08	0.25	(0.51)	5.22
Less distributions:
From net investment income	(0.56)	(0.50)	(0.46)	(0.42)	(0.42)
From net realized gain on investments	(1.71)	(0.62)	(0.29)	—	—
Total distributions	(2.27)	(1.12)	(0.75)	(0.42)	(0.42)
Net asset value at end of year	$23.43	$23.45	$18.49	$18.99	$19.92
Total investment return (b)	10.18%	33.98%	1.19%	(2.54)%	34.78%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.24%	2.36%	2.56%	2.32%	2.11%
Net expenses (c)	0.73%(d)	0.73%	0.73%(d)	0.73%	0.73%
Expenses (before waiver/reimbursement) (c)	0.73%	0.74%	0.73%	0.73%	0.73%
Portfolio turnover rate	21%	13%	19%	25%	16%
Net assets at end of year (in 000’s)	$142,802	$138,833	$112,773	$135,192	$143,436

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

	Year Ended October 31,
SIMPLE Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$23.07	$18.22	$18.74	$19.65	$14.89
Net investment income (loss) (a)	0.35	0.36	0.36	0.28	0.22
Net realized and unrealized gain (loss)	1.74	5.49	(0.24)	(0.93)	4.76
Total from investment operations	2.09	5.85	0.12	(0.65)	4.98
Less distributions:
From net investment income	(0.44)	(0.38)	(0.35)	(0.26)	(0.22)
From net realized gain on investments	(1.71)	(0.62)	(0.29)	—	—
Total distributions	(2.15)	(1.00)	(0.64)	(0.26)	(0.22)
Net asset value at end of year	$23.01	$23.07	$18.22	$18.74	$19.65
Total investment return (b)	9.60%	33.16%	0.55%	(3.34)%	33.61%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.58%	1.71%	1.88%	1.48%	1.20%
Net expenses (c)	1.30%	1.32%(d)	1.38%	1.55%	1.58%
Expenses (before waiver/reimbursement) (c)	1.30%	1.32%	1.38%	1.55%	1.65%
Portfolio turnover rate	21%	13%	19%	25%	16%
Net assets at end of year (in 000’s)	$463	$200	$93	$77	$43

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Epoch U.S. Equity Yield Fund

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI Epoch U.S. Equity Yield Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	February 3, 2009
Investor Class	November 16, 2009
Class C	November 16, 2009
Class I	December 3, 2008
Class R6	May 8, 2017
SIMPLE Class	August 31, 2020
Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge ("CDSC") of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge and a 1.00% CDSC may be imposed on redemptions made within one year of the date of purchase of Class C shares. Class I, Class R6 and SIMPLE Class shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that Class C shares are subject to higher distribution and/or service fees than Class A, Investor Class and SIMPLE Class shares under distribution plans pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income and capital appreciation.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as

13

Notes to Financial Statements (continued)
appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for

14	NYLI Epoch U.S. Equity Yield Fund

which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least quarterly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
15

Notes to Financial Statements (continued)
(G) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Large Transaction Risks.  From time to time, the Fund may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs. The Fund has adopted procedures designed to mitigate the negative impacts of such large transactions, but there can be no assurance that these procedures will be effective.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Epoch Investment Partners, Inc. (“Epoch” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and Epoch, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.70% up to $500 million; 0.68% from $500 million to $1 billion; 0.66% from $1 billion to $2 billion; and 0.65% in excess of $2 billion. During the year ended October 31, 2025, the effective management fee rate was 0.69% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class I do not exceed 0.73%. In addition, New York Life Investments will waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. These agreements will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2025, New York Life Investments earned fees from the Fund in the amount of $7,367,231 and waived fees and/or reimbursed certain class specific expenses in the amount of $220,839 and paid the Subadvisor in the amount of $3,580,206.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments.

16	NYLI Epoch U.S. Equity Yield Fund

These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, the Distributor receives a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the SIMPLE Class shares Plans, SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2025, were $57,729 and $3,646, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the year ended October 31, 2025, of $1,737 and $246, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc.
("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$385,989	$—
Investor Class	228,738	(12,492)
Class B*	512	(76)
Class C	23,045	(1,328)
Class I	209,824	—
Class R6	5,550	—
SIMPLE Class	189	—

*	Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
SIMPLE Class	$45,410	9.8%
17

Notes to Financial Statements (continued)
Note 4-Federal Income Tax
As of October 31, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$734,996,536	$402,509,351	$(15,629,570)	$386,879,781
As of October 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$1,013,833	$55,969,118	$—	$386,879,781	$443,862,732
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale and partnership adjustments.
The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of October 31, 2025 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$(3,373,704)	$3,373,704
The reclassifications for the Fund are primarily due to partnerships and treating a portion of the proceeds from redemptions as distributions for tax purposes.
During the years ended October 31, 2025 and October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$25,620,640	$21,364,026
Long-Term Capital Gains	77,290,818	29,693,642
Total	$102,911,458	$51,057,668
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2025, purchases and sales of securities, other than short-term securities, were $218,073 and $246,124, respectively.

18	NYLI Epoch U.S. Equity Yield Fund

Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2025 and October 31, 2024, were as follows:
Class A	Shares	Amount
Year ended October 31, 2025:
Shares sold	1,701,752	$37,372,330
Shares issued to shareholders in reinvestment of distributions	2,368,781	52,365,075
Shares redeemed	(3,352,650)	(73,934,728)
Net increase (decrease) in shares outstanding before conversion	717,883	15,802,677
Shares converted into Class A (See Note 1)	380,625	8,456,679
Shares converted from Class A (See Note 1)	(3,435)	(74,680)
Net increase (decrease)	1,095,073	$24,184,676
Year ended October 31, 2024:
Shares sold	960,180	$20,317,404
Shares issued to shareholders in reinvestment of distributions	1,247,685	24,643,607
Shares redeemed	(3,114,689)	(64,901,089)
Net increase (decrease) in shares outstanding before conversion	(906,824)	(19,940,078)
Shares converted into Class A (See Note 1)	932,276	19,932,677
Shares converted from Class A (See Note 1)	(10,685)	(222,367)
Net increase (decrease)	14,767	$(229,768)

Investor Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	45,291	$986,368
Shares issued to shareholders in reinvestment of distributions	270,143	5,940,068
Shares redeemed	(261,220)	(5,689,743)
Net increase (decrease) in shares outstanding before conversion	54,214	1,236,693
Shares converted into Investor Class (See Note 1)	10,917	245,510
Shares converted from Investor Class (See Note 1)	(339,111)	(7,518,740)
Net increase (decrease)	(273,980)	$(6,036,537)
Year ended October 31, 2024:
Shares sold	54,675	$1,135,493
Shares issued to shareholders in reinvestment of distributions	178,223	3,468,156
Shares redeemed	(299,193)	(6,216,519)
Net increase (decrease) in shares outstanding before conversion	(66,295)	(1,612,870)
Shares converted into Investor Class (See Note 1)	30,860	646,663
Shares converted from Investor Class (See Note 1)	(844,571)	(17,979,483)
Net increase (decrease)	(880,006)	$(18,945,690)

Class B	Shares	Amount
Year ended October 31, 2025: (a)
Shares issued to shareholders in reinvestment of distributions	2,652	$56,195
Shares redeemed	(1,443)	(30,008)
Net increase (decrease) in shares outstanding before conversion	1,209	26,187
Shares converted from Class B (See Note 1)	(33,330)	(694,020)
Net increase (decrease)	(32,121)	$(667,833)
Year ended October 31, 2024:
Shares sold	691	$14,009
Shares issued to shareholders in reinvestment of distributions	6,028	111,391
Shares redeemed	(14,768)	(293,622)
Net increase (decrease) in shares outstanding before conversion	(8,049)	(168,222)
Shares converted into Class B (See Note 1)	22	500
Shares converted from Class B (See Note 1)	(110,579)	(2,242,882)
Net increase (decrease)	(118,606)	$(2,410,604)

Class C	Shares	Amount
Year ended October 31, 2025:
Shares sold	22,945	$478,604
Shares issued to shareholders in reinvestment of distributions	28,841	611,572
Shares redeemed	(98,073)	(2,066,373)
Net increase (decrease) in shares outstanding before conversion	(46,287)	(976,197)
Shares converted from Class C (See Note 1)	(23,169)	(486,197)
Net increase (decrease)	(69,456)	$(1,462,394)
Year ended October 31, 2024:
Shares sold	15,588	$304,791
Shares issued to shareholders in reinvestment of distributions	19,600	364,911
Shares redeemed	(145,907)	(2,947,349)
Net increase (decrease) in shares outstanding before conversion	(110,719)	(2,277,647)
Shares converted from Class C (See Note 1)	(21,830)	(445,073)
Net increase (decrease)	(132,549)	$(2,722,720)

19

Notes to Financial Statements (continued)
Class I	Shares	Amount
Year ended October 31, 2025:
Shares sold	1,920,179	$42,475,706
Shares issued to shareholders in reinvestment of distributions	1,299,741	29,104,608
Shares redeemed	(2,306,824)	(51,781,781)
Net increase (decrease) in shares outstanding before conversion	913,096	19,798,533
Shares converted into Class I (See Note 1)	3,389	74,680
Shares converted from Class I (See Note 1)	(138)	(3,232)
Net increase (decrease)	916,347	$19,869,981
Year ended October 31, 2024:
Shares sold	1,229,393	$27,130,867
Shares issued to shareholders in reinvestment of distributions	742,549	14,863,699
Shares redeemed	(3,223,422)	(67,071,034)
Net increase (decrease) in shares outstanding before conversion	(1,251,480)	(25,076,468)
Shares converted into Class I (See Note 1)	14,804	312,816
Shares converted from Class I (See Note 1)	(137)	(2,851)
Net increase (decrease)	(1,236,813)	$(24,766,503)

Class R1(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	159	$3,096
Shares issued to shareholders in reinvestment of distributions	1,335	25,662
Shares redeemed	(40,527)	(798,431)
Net increase (decrease)	(39,033)	$(769,673)

Class R2(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	772	$14,882
Shares issued to shareholders in reinvestment of distributions	2,468	46,944
Shares redeemed	(68,898)	(1,376,344)
Net increase (decrease)	(65,658)	$(1,314,518)

Class R3(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	2,781	$54,066
Shares issued to shareholders in reinvestment of distributions	5,101	97,119
Shares redeemed	(143,027)	(2,852,546)
Net increase (decrease)	(135,145)	$(2,701,361)

Class R6	Shares	Amount
Year ended October 31, 2025:
Shares sold	266,404	$5,910,281
Shares issued to shareholders in reinvestment of distributions	606,588	13,581,460
Shares redeemed	(699,403)	(15,523,389)
Net increase (decrease)	173,589	$3,968,352
Year ended October 31, 2024:
Shares sold	681,102	$14,721,854
Shares issued to shareholders in reinvestment of distributions	336,479	6,740,356
Shares redeemed	(1,196,122)	(25,287,057)
Net increase (decrease)	(178,541)	$(3,824,847)

SIMPLE Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	12,211	$270,182
Shares issued to shareholders in reinvestment of distributions	889	19,601
Shares redeemed	(1,661)	(35,942)
Net increase (decrease)	11,439	$253,841
Year ended October 31, 2024:
Shares sold	4,148	$84,015
Shares issued to shareholders in reinvestment of distributions	298	5,918
Shares redeemed	(865)	(17,023)
Net increase (decrease)	3,581	$72,910

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on

20	NYLI Epoch U.S. Equity Yield Fund

the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
21

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI Epoch U.S. Equity Yield Fund (the Fund), one of the funds constituting New York Life Investments Funds Trust, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with the custodians and the transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 19, 2025
22	NYLI Epoch U.S. Equity Yield Fund

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years. Accordingly, the Fund paid $77,290,818 as long term capital gain distributions.
For the fiscal year ended October 31, 2025, the Fund designated approximately $25,620,640 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
The dividends paid by the Fund during the fiscal year ended October 31, 2025 should be multiplied by 99.60% to arrive at the amount eligible for the corporate dividend-received deduction.
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2025.
23

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
24

NYLI Candriam Emerging Markets Equity Fund

Annual Report - Financial Statements and Other Information
October 31, 2025

Portfolio of Investments October 31, 2025†^
	Shares	Value
Common Stocks 92.7%
Brazil 4.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities)	28,000	$ 686,110
Inter & Co., Inc., Class A (Banks) (a)	86,000	787,760
NU Holdings Ltd., Class A (Banks) (b)	90,000	1,449,900
Raia Drogasil SA (Consumer Staples Distribution & Retail)	252,000	936,812
Rede D'Or Sao Luiz SA (Health Care Providers & Services) (c)	114,000	918,365
		4,778,947
Chile 1.2%
Antofagasta plc (Metals & Mining)	16,000	586,436
Sociedad Quimica y Minera de Chile SA, Sponsored ADR (Chemicals) (b)	18,000	881,820
		1,468,256
China 28.9%
Advanced Micro-Fabrication Equipment, Inc., Class A (Semiconductors & Semiconductor Equipment)	14,000	549,813
Agricultural Bank of China Ltd., Class H (Banks)	1,400,000	1,066,591
Alibaba Group Holding Ltd. (Broadline Retail)	212,000	4,504,340
Alibaba Health Information Technology Ltd. (Consumer Staples Distribution & Retail) (b)	1,060,000	791,192
Anker Innovations Technology Co. Ltd., Class A (Technology Hardware, Storage & Peripherals)	10,000	164,338
Baidu, Inc., Class A (Interactive Media & Services) (b)	26,000	393,486
Bilibili, Inc., Class Z (Interactive Media & Services) (b)	16,000	478,525
Cambricon Technologies Corp. Ltd., Class A (Semiconductors & Semiconductor Equipment) (b)	3,600	695,870
CGN Mining Co. Ltd. (Oil, Gas & Consumable Fuels)	720,000	362,291
China Construction Bank Corp., Class H (Banks)	620,000	614,371
China Hongqiao Group Ltd. (Metals & Mining)	180,000	683,813
China Life Insurance Co. Ltd., Class H (Insurance)	400,000	1,262,201
Chongqing Rural Commercial Bank Co. Ltd., Class H (Banks)	860,000	707,209
	Shares	Value

China (continued)
CMOC Group Ltd., Class H (Metals & Mining)	312,000	$ 675,350
Eoptolink Technology, Inc. Ltd., Class A (Electronic Equipment, Instruments & Components)	8,300	401,745
Fuyao Glass Industry Group Co. Ltd., Class H (Automobile Components) (c)	52,000	464,086
GEM Co. Ltd., Class A (Electrical Equipment)	160,000	191,638
Innovent Biologics, Inc. (Biotechnology) (b)(c)	22,000	246,315
JD.com, Inc., Class A (Broadline Retail)	28,000	459,787
Laopu Gold Co. Ltd., Class H (Textiles, Apparel & Luxury Goods) (a)	6,000	528,534
Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	560,000	818,681
Meituan (Hotels, Restaurants & Leisure) (b)(c)	60,000	787,589
NAURA Technology Group Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	9,000	515,007
NetEase, Inc. (Entertainment)	20,000	558,519
Ningbo Deye Technology Co. Ltd., Class A (Electrical Equipment)	34,940	365,835
Nongfu Spring Co. Ltd., Class H (Beverages) (c)	104,000	690,607
PDD Holdings, Inc., ADR (Broadline Retail) (b)	8,800	1,186,856
PICC Property & Casualty Co. Ltd., Class H (Insurance)	560,000	1,323,150
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	156,000	1,127,256
Sieyuan Electric Co. Ltd., Class A (Electrical Equipment)	52,000	960,188
Sungrow Power Supply Co. Ltd., Class A (Electrical Equipment)	5,996	159,985
Tencent Holdings Ltd. (Interactive Media & Services)	85,000	6,880,465
Trip.com Group Ltd. (Hotels, Restaurants & Leisure)	8,000	559,548
WUS Printed Circuit Kunshan Co. Ltd., Class A (Electronic Equipment, Instruments & Components)	54,000	538,679
WuXi XDC Cayman, Inc. (Life Sciences Tools & Services) (b)	42,000	405,917
Xiaomi Corp., Class B (Technology Hardware, Storage & Peripherals) (b)(c)	200,000	1,111,890

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2025†^ (continued)
	Shares	Value
Common Stocks (continued)
China (continued)
Zhejiang Huayou Cobalt Co. Ltd., Class A (Electrical Equipment)	70,000	$ 637,768
Zhejiang Leapmotor Technology Co. Ltd., Class H (Automobiles) (b)(c)	36,000	270,097
		34,139,532
Hong Kong 0.5%
Futu Holdings Ltd., ADR (Capital Markets)	3,200	636,928
Hungary 0.6%
OTP Bank Nyrt. (Banks)	6,800	648,587
India 13.8%
360 ONE WAM Ltd. (Capital Markets)	36,000	438,264
Amber Enterprises India Ltd. (Household Durables) (b)	6,000	543,183
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	8,000	692,206
Bajaj Finance Ltd. (Consumer Finance)	82,000	963,258
Bharti Airtel Ltd. (Wireless Telecommunication Services)	48,000	1,110,900
Coromandel International Ltd. (Chemicals)	20,000	478,668
Eicher Motors Ltd. (Automobiles)	9,000	710,399
Eternal Ltd. (Hotels, Restaurants & Leisure) (b)	180,000	644,296
Fortis Healthcare Ltd. (Health Care Providers & Services)	98,000	1,129,407
FSN E-Commerce Ventures Ltd. (Specialty Retail) (b)	260,000	726,186
HDFC Bank Ltd. (Banks)	192,000	2,135,394
Hitachi Energy India Ltd. (Electrical Equipment)	2,600	520,696
ICICI Bank Ltd. (Banks)	84,000	1,272,993
Muthoot Finance Ltd. (Consumer Finance)	22,000	787,771
Navin Fluorine International Ltd. (Chemicals)	10,000	640,680
NHPC Ltd. (Independent Power and Renewable Electricity Producers)	433,307	414,118
PB Fintech Ltd. (Insurance) (b)	20,000	402,247
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	88,000	1,473,486
Siemens Energy India Ltd. (Electrical Equipment) (b)	14,200	509,574
Siemens Ltd. (Industrial Conglomerates)	5,000	174,398
TVS Motor Co. Ltd. (Automobiles)	14,000	553,353
		16,321,477
	Shares	Value

Mexico 1.4%
America Movil SAB de CV (Wireless Telecommunication Services)	760,000	$ 866,830
Gentera SAB de CV (Consumer Finance)	180,000	428,237
Industrias Penoles SAB de CV (Metals & Mining) (b)	9,000	372,571
		1,667,638
Nigeria 0.4%
Airtel Africa plc (Wireless Telecommunication Services) (c)	140,000	508,717
Peru 1.8%
Cia de Minas Buenaventura SAA, ADR (Metals & Mining)	18,000	409,860
Credicorp Ltd. (Banks)	4,200	1,096,200
Intercorp Financial Services, Inc. (Banks)	14,000	602,420
		2,108,480
Poland 0.5%
Bank Millennium SA (Banks) (a)(b)	136,000	568,600
Republic of Korea 11.3%
Doosan Enerbility Co. Ltd. (Electrical Equipment) (b)	15,000	933,848
Hana Financial Group, Inc. (Banks)	12,600	756,133
Hansol Chemical Co. Ltd. (Chemicals)	4,800	783,295
Hyosung Heavy Industries Corp. (Electrical Equipment)	940	1,408,598
Hyundai Rotem Co. Ltd. (Machinery)	3,200	517,705
KB Financial Group, Inc. (Banks)	12,600	1,031,171
LG Energy Solution Ltd. (Electrical Equipment) (b)	2,000	663,976
Samsung C&T Corp. (Industrial Conglomerates)	3,600	571,048
Samsung Heavy Industries Co. Ltd. (Machinery) (b)	90,000	1,866,643
SK hynix, Inc. (Semiconductors & Semiconductor Equipment)	10,000	3,923,495
SK Square Co. Ltd. (Industrial Conglomerates) (b)	4,800	875,943
		13,331,855
Russia 0.0% ‡
Magnit PJSC (Consumer Staples Distribution & Retail) (d)(e)	6,769	—
Saudi Arabia 1.9%
Al Rajhi Bank (Banks)	78,000	2,201,185

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Candriam Emerging Markets Equity Fund

	Shares	Value
Common Stocks (continued)
South Africa 3.3%
FirstRand Ltd. (Financial Services)	155,000	$ 735,149
Gold Fields Ltd. (Metals & Mining)	16,000	625,714
MTN Group Ltd. (Wireless Telecommunication Services)	62,000	618,409
Naspers Ltd., Class N (Broadline Retail)	17,600	1,238,502
Northam Platinum Holdings Ltd. (Metals & Mining)	20,000	334,477
Valterra Platinum Ltd. (Metals & Mining)	6,000	371,680
		3,923,931
Taiwan 19.8%
Accton Technology Corp. (Communications Equipment)	20,000	702,645
Asia Vital Components Co. Ltd. (Technology Hardware, Storage & Peripherals)	20,500	950,278
ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,400	960,867
Bizlink Holding, Inc. (Electrical Equipment)	10,000	453,791
Chenbro Micom Co. Ltd. (Technology Hardware, Storage & Peripherals)	4,000	120,621
Chroma ATE, Inc. (Electronic Equipment, Instruments & Components)	42,000	1,118,962
Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	48,000	1,553,625
E.Sun Financial Holding Co. Ltd. (Banks)	780,000	754,855
Elite Material Co. Ltd. (Electronic Equipment, Instruments & Components)	8,800	389,317
Global Unichip Corp. (Semiconductors & Semiconductor Equipment)	26,400	1,313,946
Gold Circuit Electronics Ltd. (Electronic Equipment, Instruments & Components)	28,000	423,994
King Slide Works Co. Ltd. (Technology Hardware, Storage & Peripherals)	7,000	935,884
Lotus Pharmaceutical Co. Ltd. (Pharmaceuticals)	32,000	307,602
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	12,000	511,369
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	236,000	11,515,565
Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	9,600	1,363,131
		23,376,452
Turkey 1.9%
Aselsan Elektronik Sanayi ve Ticaret A/S (Aerospace & Defense)	212,000	1,026,376
	Shares	Value

Turkey (continued)
Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels)	270,000	$ 1,268,654
		2,295,030
United States 1.3%
BeOne Medicines Ltd., Class H (Biotechnology) (b)	40,000	956,432
Laureate Education, Inc. (Diversified Consumer Services) (b)	18,000	522,540
		1,478,972
Total Common Stocks (Cost $78,119,933)		109,454,587
Preferred Stocks 6.1%
Brazil 0.4%
Itau Unibanco Holding SA (Banks)	64,000	469,179
Colombia 0.9%
Grupo Cibest SA, ADR (Banks)	18,000	1,044,720
Republic of Korea 4.8%
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals) 1.88%	96,000	5,686,893
Total Preferred Stocks (Cost $5,044,595)		7,200,792
Short-Term Investment 0.8%
Unaffiliated Investment Company 0.8%
United States 0.8%
Invesco Government & Agency Portfolio, 4.083% (f)(g)	1,028,353	1,028,353
Total Short-Term Investment (Cost $1,028,353)		1,028,353
Total Investments (Cost $84,192,881)	99.6%	117,683,732
Other Assets, Less Liabilities	0.4	421,168
Net Assets	100.0%	$ 118,104,900

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2025†^ (continued)
(a)	All or a portion of this security was held on loan. As of October 31, 2025, the aggregate market value of securities on loan was $1,474,090; the total market value of collateral held by the Fund was $1,567,326. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $538,973. The Fund received cash collateral with a value of $1,028,353. (See Note 2(J))
(b)	Non-income producing security.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Illiquid security—As of October 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Fund’s net assets. (Unaudited)
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Current yield as of October 31, 2025.
(g)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
ADR—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Saudi Arabia	$ —	$ 2,201,185	$ —	$ 2,201,185
All Other Countries	107,253,402	—	—	107,253,402
Total Common Stocks	107,253,402	2,201,185	—	109,454,587
Preferred Stocks	7,200,792	—	—	7,200,792
Short-Term Investment
Unaffiliated Investment Company	1,028,353	—	—	1,028,353
Total Investments in Securities	$ 115,482,547	$ 2,201,185	$ —	$ 117,683,732

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Candriam Emerging Markets Equity Fund

The table below sets forth the diversification of the Fund’s investments by industry.
Industry Diversification
	Value	Percent †^
Aerospace & Defense	$1,026,376	0.9%
Automobile Components	464,086	0.4
Automobiles	1,533,849	1.3
Banks	17,207,268	14.6
Beverages	690,607	0.6
Biotechnology	1,202,747	1.0
Broadline Retail	7,389,485	6.3
Capital Markets	1,075,192	0.9
Chemicals	2,784,463	2.4
Communications Equipment	702,645	0.6
Consumer Finance	2,179,266	1.8
Consumer Staples Distribution & Retail	1,728,004	1.5
Diversified Consumer Services	522,540	0.4
Electrical Equipment	6,805,897	5.8
Electronic Equipment, Instruments & Components	4,426,322	3.7
Entertainment	558,519	0.5
Financial Services	735,149	0.6
Health Care Providers & Services	2,739,978	2.3
Hotels, Restaurants & Leisure	1,991,433	1.7
Household Durables	543,183	0.5
Independent Power and Renewable Electricity Producers	414,118	0.4
Industrial Conglomerates	1,621,389	1.4
Insurance	4,114,854	3.5
Interactive Media & Services	7,752,476	6.6
Life Sciences Tools & Services	405,917	0.3
Machinery	2,384,348	2.0
Metals & Mining	4,059,901	3.4
Oil, Gas & Consumable Fuels	3,104,431	2.6
Pharmaceuticals	307,602	0.3
Semiconductors & Semiconductor Equipment	19,985,932	16.9
Specialty Retail	726,186	0.6
Technology Hardware, Storage & Peripherals	11,151,716	9.4
Textiles, Apparel & Luxury Goods	528,534	0.4
Water Utilities	686,110	0.6
Wireless Telecommunication Services	3,104,856	2.6
	116,655,379	98.8
	Value	Percent †^
Short-Term Investment	$1,028,353	0.8%
Other Assets, Less Liabilities	421,168	0.4
Net Assets	$118,104,900	100.0%

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in securities, at value (identified cost $84,192,881) including securities on loan of $1,474,090	$117,683,732
Cash	894,412
Cash denominated in foreign currencies (identified cost $825,156)	822,117
Receivables:
Investment securities sold	1,457,689
Fund shares sold	49,354
Dividends	41,516
Securities lending	2,192
Other assets	70,674
Total assets	121,021,686
Liabilities
Cash collateral received for securities on loan	1,028,353
Payables:
Investment securities purchased	1,249,592
Foreign capital gains tax (See Note 2)	461,762
Fund shares redeemed	66,609
Manager (See Note 3)	61,514
Custodian	38,267
Transfer agent (See Note 3)	3,906
Shareholder communication	3,585
Professional fees	1,505
NYLIFE Distributors (See Note 3)	669
Trustees	58
Accrued expenses	966
Total liabilities	2,916,786
Net assets	$118,104,900
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$8,503
Additional paid-in-capital	81,934,837
81,943,340
Total distributable earnings (loss)	36,161,560
Net assets	$118,104,900
Class A
Net assets applicable to outstanding shares	$2,361,304
Shares of beneficial interest outstanding	170,824
Net asset value per share outstanding	$13.82
Maximum sales charge (5.50% of offering price)	0.80
Maximum offering price per share outstanding	$14.62
Investor Class
Net assets applicable to outstanding shares	$219,592
Shares of beneficial interest outstanding	15,924
Net asset value per share outstanding	$13.79
Maximum sales charge (5.00% of offering price)	0.73
Maximum offering price per share outstanding	$14.52
Class C
Net assets applicable to outstanding shares	$37,534
Shares of beneficial interest outstanding	2,802
Net asset value and offering price per share outstanding(a)	$13.39
Class I
Net assets applicable to outstanding shares	$15,996,375
Shares of beneficial interest outstanding	1,143,700
Net asset value and offering price per share outstanding	$13.99
Class R6
Net assets applicable to outstanding shares	$99,490,095
Shares of beneficial interest outstanding	7,170,163
Net asset value and offering price per share outstanding	$13.88

(a)	The difference between the calculated and stated NAV was caused by rounding.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Candriam Emerging Markets Equity Fund

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Dividends (net of foreign tax withholding of $215,320)	$1,662,454
Securities lending, net	30,708
Total income	1,693,162
Expenses
Manager (See Note 3)	1,110,325
Custodian	178,001
Professional fees	142,921
Registration	71,979
Transfer agent (See Note 3)	19,257
Distribution/Service—Class A (See Note 3)	5,314
Distribution/Service—Investor Class (See Note 3)	510
Distribution/Service—Class C (See Note 3)	454
Shareholder communication	5,074
Trustees	2,779
Miscellaneous	14,186
Total expenses before waiver/reimbursement	1,550,800
Expense waiver/reimbursement from Manager (See Note 3)	(420,136)
Net expenses	1,130,664
Net investment income (loss)	562,498
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions(a)	19,123,828
Foreign currency transactions	(399,205)
Foreign currency forward transactions	(243)
Net realized gain (loss)	18,724,380
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments(b)	12,036,326
Translation of other assets and liabilities in foreign currencies	(54,496)
Net change in unrealized appreciation (depreciation)	11,981,830
Net realized and unrealized gain (loss)	30,706,210
Net increase (decrease) in net assets resulting from operations	$31,268,708

(a)	Realized gain (loss) on security transactions recorded net of foreign capital gains tax in the amount of $(374,875).
(b)	Net change in unrealized appreciation (depreciation) on investments recorded net of foreign capital gains tax in the amount of $765,574.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statements of Changes in Net Assets
for the years ended October 31, 2025 and October 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$562,498	$1,284,476
Net realized gain (loss)	18,724,380	13,868,757
Net change in unrealized appreciation (depreciation)	11,981,830	23,990,729
Net increase (decrease) in net assets resulting from operations	31,268,708	39,143,962
Distributions to shareholders:
Class A	(5,259)	(16,315)
Investor Class	(296)	(1,313)
Class I	(48,519)	(254,305)
Class R6	(731,050)	(1,543,945)
Total distributions to shareholders	(785,124)	(1,815,878)
Capital share transactions:
Net proceeds from sales of shares	15,779,277	24,414,848
Net asset value of shares issued to shareholders in reinvestment of distributions	635,587	1,217,522
Cost of shares redeemed	(51,747,835)	(88,744,307)
Increase (decrease) in net assets derived from capital share transactions	(35,332,971)	(63,111,937)
Net increase (decrease) in net assets	(4,849,387)	(25,783,853)
Net Assets
Beginning of year	122,954,287	148,738,140
End of year	$118,104,900	$122,954,287
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Candriam Emerging Markets Equity Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2025	2024	2023	2022	2021
Net asset value at beginning of year	$10.52	$8.39	$8.24	$12.73	$10.66
Net investment income (loss) (a)	0.02	0.05	0.08	0.13	0.04
Net realized and unrealized gain (loss)	3.31	2.15	0.14	(4.56)	2.06
Total from investment operations	3.33	2.20	0.22	(4.43)	2.10
Less distributions:
From net investment income	(0.03)	(0.07)	(0.07)	(0.06)	(0.03)
Net asset value at end of year	$13.82	$10.52	$8.39	$8.24	$12.73
Total investment return (b)	31.85%	26.30%	2.60%	(34.95)%	19.68%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.17%	0.49%	0.84%	1.25%	0.30%
Net expenses (c)	1.37%	1.35%	1.33%	1.44%	1.47%
Expenses (before waiver/reimbursement) (c)	1.74%	1.58%	1.55%	1.77%	1.75%
Portfolio turnover rate	189%	101%	60%	105%	74%
Net assets at end of year (in 000’s)	$2,361	$2,067	$1,910	$2,144	$2,921

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Investor Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$10.49	$8.36	$8.22	$12.70	$10.65
Net investment income (loss) (a)	0.00‡	0.03	0.06	0.12	0.02
Net realized and unrealized gain (loss)	3.31	2.16	0.13	(4.55)	2.05
Total from investment operations	3.31	2.19	0.19	(4.43)	2.07
Less distributions:
From net investment income	(0.01)	(0.06)	(0.05)	(0.05)	(0.02)
Net asset value at end of year	$13.79	$10.49	$8.36	$8.22	$12.70
Total investment return (b)	31.64%	26.27%	2.33%	(34.99)%	19.49%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.03%	0.34%	0.68%	1.09%	0.15%
Net expenses (c)	1.48%	1.48%	1.50%	1.57%	1.52%
Expenses (before waiver/reimbursement) (c)	1.85%	1.71%	1.72%	1.88%	1.81%
Portfolio turnover rate	189%	101%	60%	105%	74%
Net assets at end of year (in 000's)	$220	$212	$198	$256	$507

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2025	2024	2023	2022	2021
Net asset value at beginning of year	$10.25	$8.18	$8.05	$12.48	$10.52
Net investment income (loss) (a)	(0.07)	(0.04)	(0.02)	0.04	(0.08)
Net realized and unrealized gain (loss)	3.21	2.11	0.15	(4.47)	2.04
Total from investment operations	3.14	2.07	0.13	(4.43)	1.96
Net asset value at end of year	$13.39	$10.25	$8.18	$8.05	$12.48
Total investment return (b)	30.63%	25.31%	1.61%	(35.50)%	18.63%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.67)%	(0.47)%	(0.18)%	0.36%	(0.63)%
Net expenses (d)	2.23%	2.23%	2.25%	2.31%	2.27%
Expenses (before waiver/reimbursement) (d)	2.60%	2.46%	2.48%	2.64%	2.57%
Portfolio turnover rate	189%	101%	60%	105%	74%
Net assets at end of year (in 000’s)	$38	$50	$71	$141	$212

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Class I	2025	2024	2023	2022	2021
Net asset value at beginning of year	$10.64	$8.48	$8.33	$12.85	$10.77
Net investment income (loss) (a)	0.07	0.07	0.12	0.16	0.05
Net realized and unrealized gain (loss)	3.34	2.20	0.12	(4.58)	2.11
Total from investment operations	3.41	2.27	0.24	(4.42)	2.16
Less distributions:
From net investment income	(0.06)	(0.11)	(0.09)	(0.10)	(0.08)
Net asset value at end of year	$13.99	$10.64	$8.48	$8.33	$12.85
Total investment return (b)	32.40%	26.82%	2.87%	(34.65)%	20.05%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.57%	0.68%	1.28%	1.65%	0.38%
Net expenses (c)	1.01%	1.01%	1.01%	1.06%	1.07%
Expenses (before waiver/reimbursement) (c)	1.50%	1.32%	1.29%	1.54%	1.52%
Portfolio turnover rate	189%	101%	60%	105%	74%
Net assets at end of year (in 000’s)	$15,996	$8,065	$20,401	$12,977	$4,532

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Candriam Emerging Markets Equity Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class R6	2025	2024	2023	2022	2021
Net asset value at beginning of year	$10.56	$8.42	$8.28	$12.79	$10.71
Net investment income (loss) (a)	0.06	0.08	0.11	0.17	0.08
Net realized and unrealized gain (loss)	3.33	2.16	0.13	(4.57)	2.06
Total from investment operations	3.39	2.24	0.24	(4.40)	2.14
Less distributions:
From net investment income	(0.07)	(0.10)	(0.10)	(0.11)	(0.06)
Net asset value at end of year	$13.88	$10.56	$8.42	$8.28	$12.79
Total investment return (b)	32.36%	26.84%	2.82%	(34.65)%	20.05%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.51%	0.83%	1.24%	1.63%	0.58%
Net expenses (c)	1.01%	1.01%	1.01%	1.06%	1.07%
Expenses (before waiver/reimbursement) (c)	1.38%	1.25%	1.23%	1.40%	1.32%
Portfolio turnover rate	189%	101%	60%	105%	74%
Net assets at end of year (in 000’s)	$99,490	$112,560	$126,160	$93,598	$83,916

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI Candriam Emerging Markets Equity Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	November 15, 2017
Investor Class	November 15, 2017
Class C	November 15, 2017
Class I	November 15, 2017
Class R6	November 15, 2017
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions of Class A and Investor Class shares made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek long-term capital appreciation.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing

14	NYLI Candriam Emerging Markets Equity Fund

inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a
15

Notes to Financial Statements (continued)
market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are

16	NYLI Candriam Emerging Markets Equity Fund

reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Foreign Currency Forward Contracts. The Fund may enter into foreign currency forward contracts, which are agreements to buy or sell foreign currencies on a specified future date at a specified rate. The Fund is subject to foreign currency exchange rate risk in the normal course of investing in these transactions. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. Cash movement occurs on the settlement date. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund may purchase and sell foreign currency forward contracts for purposes of seeking to enhance portfolio returns and manage portfolio risk more efficiently. Foreign currency forward contracts may also be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Foreign currency forward contracts to purchase or sell a foreign currency may also be used in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.
The use of foreign currency forward contracts involves, to varying degrees, elements of risk in excess of the amount recognized in the Statement of Assets and Liabilities, including counterparty risk, market risk, leverage risk, operational risk, legal risk and liquidity risk. Counterparty risk is heightened for these instruments because foreign currency forward contracts are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations under such contracts. Thus, the Fund faces the risk that its counterparties under such contracts may not perform their obligations. Market risk is the risk that the value of a foreign currency forward contract will depreciate due to unfavorable changes in exchange rates. Liquidity risk arises because the secondary market for foreign currency forward contracts may have less liquidity relative to markets for other securities and financial instruments. Liquidity risk also can arise when forward currency contracts create margin or settlement payment obligations for the Fund. Leverage risk is the risk that a foreign currency forward contract can magnify the Fund's gains and losses. Operational risk refers to risk related to potential operational issues (including documentation issues, settlement issues, systems failures, inadequate controls and human error), and legal risk refers to insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a foreign currency forward contract. Risks also arise from the possible movements in the foreign exchange rates underlying these instruments. While the Fund may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for extended periods of time, affecting the value of the Fund's assets. Moreover, there may be an imperfect correlation between the Fund's holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. The unrealized appreciation (depreciation) on forward contracts also reflects the Fund's exposure at the valuation date to credit loss in the event of a counterparty’s failure to perform its obligations.
(I) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
17

Notes to Financial Statements (continued)
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included on the Statements of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(J) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(K) Foreign Securities Risk.  The Fund may invest in foreign securities, which carry certain risks in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. For example, the Fund's portfolio has significant investments in the Asia-Pacific region. The development and stability of the Asia-Pacific region can be adversely affected by, among other regional and global developments, trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade. Some Asia-Pacific countries can be characterized as emerging markets or newly industrialized and may experience more volatile economic cycles and less liquid markets than developed countries.
(L) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(M) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows. These derivatives are not accounted for as hedging instruments.
The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2025:
Net Realized Gain (Loss) from:	Foreign Exchange Contracts Risk
Forward Transactions	$(243)
Total Net Realized Gain (Loss)	$(243)

18	NYLI Candriam Emerging Markets Equity Fund

Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Candriam (the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and Candriam, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 1.00% up to $1 billion and 0.975% in excess of $1 billion. During the year ended October 31, 2025, the effective management fee rate was 1.00% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) for Class A and Class I shares do not exceed 1.50% and 1.01%, respectively, of the Fund's average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement, to Investor Class and Class C. In addition, New York Life Investments has also contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 shares do not exceed those of Class I. These agreements will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2025, New York Life Investments earned fees from the Fund in the amount of $1,110,325 and waived fees and/or reimbursed expenses in the amount of $420,136 and paid the Subadvisor fees in the amount of $345,095.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2025, were $857 and $84, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until
19

Notes to Financial Statements (continued)
February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$2,468	$—
Investor Class	457	—
Class C	102	—
Class I	12,306	—
Class R6	3,924	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class I	$40,878	0.3%
Class R6	40,852	0.0‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of October 31, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$86,788,851	$32,268,280	$(1,373,399)	$30,894,881
As of October 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$1,273,950	$4,538,213	$—	$30,349,397	$36,161,560
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments and Passive Foreign Investment Company ("PFIC") adjustments.
The Fund utilized $13,523,534 of capital loss carryforwards during the year ended October 31, 2025.
During the years ended October 31, 2025 and October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$785,124	$1,815,878
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2025, there were no

20	NYLI Candriam Emerging Markets Equity Fund

borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2025, purchases and sales of securities, other than short-term securities, were $209,068 and $247,749, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2025 and October 31, 2024, were as follows:
Class A	Shares	Amount
Year ended October 31, 2025:
Shares sold	328,891	$3,984,709
Shares issued to shareholders in reinvestment of distributions	496	5,216
Shares redeemed	(362,355)	(4,355,737)
Net increase (decrease) in shares outstanding before conversion	(32,968)	(365,812)
Shares converted into Class A (See Note 1)	7,269	88,886
Net increase (decrease)	(25,699)	$(276,926)
Year ended October 31, 2024:
Shares sold	191,200	$2,011,652
Shares issued to shareholders in reinvestment of distributions	1,798	16,131
Shares redeemed	(224,958)	(2,334,010)
Net increase (decrease) in shares outstanding before conversion	(31,960)	(306,227)
Shares converted into Class A (See Note 1)	780	7,326
Net increase (decrease)	(31,180)	$(298,901)

Investor Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	2,801	$33,158
Shares issued to shareholders in reinvestment of distributions	28	296
Shares redeemed	(1,891)	(19,717)
Net increase (decrease) in shares outstanding before conversion	938	13,737
Shares converted into Investor Class (See Note 1)	2,011	23,211
Shares converted from Investor Class (See Note 1)	(7,287)	(88,886)
Net increase (decrease)	(4,338)	$(51,938)
Year ended October 31, 2024:
Shares sold	2,571	$24,096
Shares issued to shareholders in reinvestment of distributions	147	1,313
Shares redeemed	(5,511)	(53,405)
Net increase (decrease) in shares outstanding before conversion	(2,793)	(27,996)
Shares converted into Investor Class (See Note 1)	208	1,974
Shares converted from Investor Class (See Note 1)	(782)	(7,326)
Net increase (decrease)	(3,367)	$(33,348)

Class C	Shares	Amount
Year ended October 31, 2025:
Shares redeemed	(2)	$(17)
Net increase (decrease) in shares outstanding before conversion	(2)	(17)
Shares converted from Class C (See Note 1)	(2,066)	(23,211)
Net increase (decrease)	(2,068)	$(23,228)
Year ended October 31, 2024:
Shares redeemed	(3,547)	$(30,220)
Net increase (decrease) in shares outstanding before conversion	(3,547)	(30,220)
Shares converted from Class C (See Note 1)	(212)	(1,974)
Net increase (decrease)	(3,759)	$(32,194)

21

Notes to Financial Statements (continued)
Class I	Shares	Amount
Year ended October 31, 2025:
Shares sold	661,784	$7,565,464
Shares issued to shareholders in reinvestment of distributions	3,999	42,352
Shares redeemed	(280,521)	(3,338,679)
Net increase (decrease) in shares outstanding before conversion	385,262	4,269,137
Shares converted into Class I (See Note 1)	60	755
Net increase (decrease)	385,322	$4,269,892
Year ended October 31, 2024:
Shares sold	127,055	$1,296,556
Shares issued to shareholders in reinvestment of distributions	26,035	235,619
Shares redeemed	(1,799,523)	(16,574,136)
Net increase (decrease)	(1,646,433)	$(15,041,961)

Class R6	Shares	Amount
Year ended October 31, 2025:
Shares sold	398,206	$4,195,946
Shares issued to shareholders in reinvestment of distributions	55,921	587,723
Shares redeemed	(3,941,688)	(44,033,685)
Net increase (decrease) in shares outstanding before conversion	(3,487,561)	(39,250,016)
Shares converted from Class R6 (See Note 1)	(60)	(755)
Net increase (decrease)	(3,487,621)	$(39,250,771)
Year ended October 31, 2024:
Shares sold	2,262,284	$21,082,544
Shares issued to shareholders in reinvestment of distributions	107,281	964,459
Shares redeemed	(6,693,377)	(69,752,536)
Net increase (decrease)	(4,323,812)	$(47,705,533)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

22	NYLI Candriam Emerging Markets Equity Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI Candriam Emerging Markets Equity Fund (the Fund), one of the funds constituting New York Life Investments Funds Trust, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.We conducted our audits in accordance with the standards of the PCAOB.
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 19, 2025
23

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For the fiscal year ended October 31, 2025, the Fund designated approximately $250,704 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
In accordance with federal tax law, the Fund elected to provide each shareholder with their portion of the Fund’s foreign taxes paid and the income sourced from foreign countries. Accordingly, the Fund made the following designations regarding its fiscal year ended October 31, 2025:
•    the total amount of taxes credited to foreign countries was $585,959.
•    the total amount of income sourced from foreign countries was $1,859,911.
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2025.
24	NYLI Candriam Emerging Markets Equity Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
25

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
At its September 16, 2025 meeting, the Board of Trustees of New York Life Investments Funds Trust (“Board” of the “Trust”), including the Trustees who are not an “interested person” (as such term is defined in the Investment Company Act of 1940, as amended (“1940 Act”) of the Trust (“Independent Trustees”) voting separately, unanimously approved the Subadvisory Agreement between New York Life Investment Management LLC (“New York Life Investments”) and Candriam with respect to the NYLI Candriam Emerging Markets Equity Fund (“Fund”) (“Subadvisory Agreement”).
The Board was asked to consider the approval of the Subadvisory Agreement in anticipation of the anticipated acquisition of approximately 33% of the issued and outstanding equity shares of Candriam by Belfius Bank SA, which was deemed to constitute a change of control of Candriam, and, as required by the 1940 Act, result in the corresponding automatic termination of the previous subadvisory agreement between New York Life Investments and Candriam with respect to the Fund. Under the terms of an exemptive order and a no-action position issued by the staff of the Securities and Exchange Commission, New York Life Investments, on behalf of the Fund and subject to the approval of the Board, is permitted to retain and materially amend subadvisory agreements with subadvisors that are not “wholly-owned subsidiaries” (as such term is defined in the 1940 Act) of New York Life Investments (or a sister company of New York Life Investments that is a wholly-owned subsidiary of a company that, indirectly or directly, wholly owns New York Life Investments) but are otherwise an “affiliated person” (as such term is defined in the 1940 Act) of New York Life Investments, without shareholder approval. This authority is subject to certain conditions.
In reaching the decision to approve the Subadvisory Agreement, the Board considered information and materials furnished by New York Life Investments and Candriam in connection with the Board’s consideration of the previous subadvisory agreement between New York Life Investments and Candriam, on behalf of the Fund (“Prior Contract Review Process”), as well as other information furnished to the Board and its Committees throughout the year and provided by Candriam specifically in connection with the change of control of Candriam, as deemed relevant and appropriate by the Trustees. The Board considered information furnished by New York Life Investments and Candriam in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below. In addition, the Board considered its experience with Candriam and knowledge of Candriam’s capabilities and resources, including in connection with the Prior Contract Review Process. The Board also considered representations from Candriam that the change of control of Candriam is not expected to have an impact on the nature, extent and quality of services provided by Candriam. The Board noted that there were no material differences between the previous subadvisory agreement between New York Life Investments and Candriam and the Subadvisory Agreement. In addition, the Trustees considered the anticipated impact of the acquisition of approximately 33% of the issued and outstanding equity shares of Candriam by Belfius Bank SA, including with respect to Candriam’s resources and capabilities.
In considering the Subadvisory Agreement, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment. The factors considered by the Board are described in greater detail below and include, among other factors: (i) the nature, extent and quality of the services to be provided to the Fund by Candriam; (ii) the qualifications of the portfolio managers of the Fund and the historical investment performance of the Fund and Candriam; (iii) the costs of the services to be provided, and profits to be realized, by Candriam with respect to its relationship with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s subadvisory fees and total ordinary operating expenses.
Although individual Trustees may have weighed certain factors or information differently, the Board’s decision to approve the Subadvisory Agreement was based on a consideration of information provided to the Board throughout the year and during the Prior Contract Review Process, as well as information provided to the Board specifically in connection with its review of the Subadvisory Agreement. The Board’s decision with respect to the Subadvisory Agreement may have also been based, in part, on the Board’s knowledge of Candriam resulting from, among other things, the Board’s consideration of the advisory agreements for other funds in the New York Life Investments Group of Funds and the previous subadvisory agreement with respect to the Fund, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. The factors that figured prominently in the Board’s decision to approve the Subadvisory Agreement during its September 16, 2025 meeting are summarized in more detail below, and the Board did not consider any factor or information controlling in reaching such decision.
Nature, Extent and Quality of Services to Be Provided by Candriam
In considering the Subadvisory Agreement, the Board examined the nature, extent and quality of the investment advisory services that Candriam historically had provided to the Fund. Based on information provided to the Board, the Board acknowledged Candriam’s historical service to the Fund and took note of the experience of Candriam’s portfolio managers, the number of accounts managed by the portfolio managers and Candriam’s method for compensating the portfolio managers. The Board considered Candriam’s continued willingness to invest in personnel and other resources to service and support the Fund.

26

The Board also considered the experience of senior management and administrative personnel at Candriam and Candriam’s overall resources, legal and compliance environment, capabilities and history. Based on these considerations, the Board concluded that the Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating the Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, the Fund’s performance provided to the Board throughout the year, including information showing the Fund’s investment performance compared to the Fund’s relevant benchmark. The Board also considered information provided to the Board showing the investment performance of the Fund as compared to peer funds. In addition, the Board considered the strength of Candriam’s resources. Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the Subadvisory Agreement.
Costs of the Services to be Provided, and Profits to be Realized, by Candriam
Because Candriam is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the Fund, the Board considered cost and profitability information for New York Life Investments and Candriam in the aggregate. In evaluating the costs of the services to be provided by Candriam and profits expected to be realized by Candriam due to its relationship with the Fund, the Board considered, among other factors, Candriam’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of the Fund, and that New York Life Investments is responsible for paying the subadvisory fee for the Fund. The Board also considered the financial resources of Candriam and acknowledged that Candriam must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for Candriam to continue to provide high-quality services to the Fund.
The Board also considered certain fall-out benefits that may be realized by Candriam and its affiliates due to its relationship with the Fund, including reputational and other indirect benefits.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits to be realized by Candriam due to its relationship with the Fund are not excessive and other expected benefits that may accrue to Candriam are reasonable.
Subadvisory Fee and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee to be paid under the Subadvisory Agreement and the Fund’s total ordinary operating expenses, taking into account information provided to the Board. The Board considered that the fee to be paid to Candriam under the Subadvisory Agreement is paid by New York Life Investments, not the Fund, and will result in no increase in the Fund’s expenses and is the same subadvisory fee as paid under the previous subadvisory agreement.
Based on the factors outlined above, among other considerations, the Board concluded that the Fund’s total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to the Fund and whether the Fund’s expense structure permits economies of scale, if any, to be appropriately shared with the Fund’s shareholders, taking into account information provided to the Board. Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of the Fund’s shareholders through the Fund’s expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof, the Board, including the Independent Trustees voting separately, unanimously voted to approve the Subadvisory Agreement.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
27

NYLI MacKay New York Muni Fund

Annual Report - Financial Statements and Other Information
October 31, 2025

Portfolio of Investments October 31, 2025†^
	Principal Amount	Value
Municipal Bonds 96.8%
Long-Term Municipal Bonds 95.0%
Certificate of Participation/Lease 0.1%
Rensselaer City School District
Insured: AG State Aid Withholding
4.00%, due 6/1/34	$ 650,000	$ 651,991
Insured: AG State Aid Withholding
4.00%, due 6/1/35	850,000	852,390
		1,504,381
Education 12.8%
Albany Capital Resource Corp., Albany College of Pharmacy and Health Sciences, Revenue Bonds
Series A
5.00%, due 12/1/33	150,000	150,098
Albany Capital Resource Corp., Albany Leadership Charter High School For Girls Project, Revenue Bonds
5.00%, due 6/1/49	2,380,000	1,706,546
Albany Capital Resource Corp., Brighter Choice Elementary Charter Schools, Revenue Bonds
Series A
4.00%, due 4/1/37	2,065,000	1,897,903
Albany Capital Resource Corp., Equitable School Revolving Fund LLC, Revenue Bonds
Series D
4.00%, due 11/1/46	3,000,000	2,747,436
Amherst Development Corp., Daemen College Project, Revenue Bonds
4.00%, due 10/1/37	1,500,000	1,420,955
5.00%, due 10/1/43	2,000,000	1,927,268
5.00%, due 10/1/48	2,000,000	1,870,015
Buffalo & Erie County Industrial Land Development Corp., D'Youville College Project, Revenue Bonds
Series A
4.00%, due 11/1/40	1,785,000	1,524,402
Series A
4.00%, due 11/1/45	4,800,000	3,719,876
Series A
4.00%, due 11/1/50	2,500,000	1,856,544
	Principal Amount	Value

Education (continued)
Buffalo & Erie County Industrial Land Development Corp., Tapestry Charter School Project, Revenue Bonds
Series A
5.00%, due 8/1/47	$ 1,500,000	$ 1,453,924
Series A
5.00%, due 8/1/52	3,995,000	3,791,991
Build NYC Resource Corp., Bold Charter School Project, Revenue Bonds (a)
5.625%, due 7/1/45	3,000,000	2,988,794
6.00%, due 7/1/60	5,335,000	5,371,862
Build NYC Resource Corp., Brilla College Preparatory Charter Schools, Revenue Bonds (a)
Series A
4.00%, due 11/1/41	1,000,000	878,492
Series A
4.00%, due 11/1/51	600,000	477,582
Build NYC Resource Corp., Children's Aid Society Project, Revenue Bonds
5.00%, due 7/1/45	1,120,000	1,120,219
Build NYC Resource Corp., Grand Concourse Academy Charter School Project, Revenue Bonds
Series A
5.00%, due 7/1/42	600,000	605,054
Series A
5.00%, due 7/1/56	1,960,000	1,896,765
Build NYC Resource Corp., Grand Concourse Acadmey Charter School, Revenue Bonds
Series B
5.00%, due 7/1/62	2,000,000	1,912,164
Build NYC Resource Corp., Inwood Academy Leadership Charter School Project, Revenue Bonds (a)
Series A
5.125%, due 5/1/38	1,150,000	1,152,366
Series A
5.50%, due 5/1/48	1,500,000	1,454,965
Build NYC Resource Corp., Kipp NYC Public Charter Schools, Revenue Bonds
5.00%, due 7/1/42	1,000,000	1,023,552
5.25%, due 7/1/52	5,845,000	5,906,171

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Education (continued)
Build NYC Resource Corp., Manhattan College Project, Revenue Bonds
4.00%, due 8/1/42	$ 1,500,000	$ 1,269,680
Build NYC Resource Corp., Metropolitan College of New York, Revenue Bonds
5.50%, due 11/1/44 (b)	2,500,000	1,750,000
Build NYC Resource Corp., Metropolitan Lighthouse Charter School Project, Revenue Bonds (a)
Series A
5.00%, due 6/1/32	1,625,000	1,633,896
Series A
5.00%, due 6/1/37	1,500,000	1,491,312
Series A
5.00%, due 6/1/47	3,100,000	2,853,350
Build NYC Resource Corp., New World Preparatory Charter School Project, Revenue Bonds (a)
Series A
4.00%, due 6/15/51	1,000,000	779,802
Series A
4.00%, due 6/15/56	1,840,000	1,393,335
Build NYC Resource Corp., Success Academy Charter Schools Project, Revenue Bonds
4.00%, due 9/1/42	1,175,000	1,128,318
Build NYC Resource Corp., Success Academy Charter Schools, Inc. Obligated Group, Revenue Bonds
4.00%, due 9/1/40	1,700,000	1,672,668
4.00%, due 9/1/41	1,725,000	1,679,160
4.00%, due 9/1/43	880,000	836,057
4.00%, due 9/1/44	1,025,000	964,947
Build NYC Resource Corp., Unity Preparatory Charter School of Brooklyn, Revenue Bonds
Series A
5.50%, due 6/15/63 (a)	1,375,000	1,344,687
Clinton County Capital Resource Corp., CVES BOCES Project, Revenue Bonds (a)
4.75%, due 7/1/43	3,000,000	3,063,245
5.00%, due 7/1/46	4,000,000	4,142,825
	Principal Amount	Value

Education (continued)
County of Cattaraugus, St. Bonaventure University Project, Revenue Bonds
Series A
5.00%, due 5/1/44	$ 1,200,000	$ 1,200,440
Dutchess County Local Development Corp., Bard College Project, Revenue Bonds
Series A
5.00%, due 7/1/40	1,100,000	1,124,415
Series A
5.00%, due 7/1/45	3,500,000	3,496,600
Series A
5.00%, due 7/1/51	4,500,000	4,434,629
Dutchess County Local Development Corp., Marist College Project, Revenue Bonds
5.00%, due 7/1/48	6,000,000	6,090,087
Dutchess County Local Development Corp., Vassar College Project, Revenue Bonds
5.00%, due 7/1/45	1,200,000	1,241,422
Hempstead Town Local Development Corp., Academy Charter School, Revenue Bonds
Series A
5.53%, due 2/1/40	1,100,000	1,075,355
Hempstead Town Local Development Corp., Molloy College Project, Revenue Bonds
5.00%, due 7/1/38	870,000	890,855
5.00%, due 7/1/43	1,020,000	1,030,126
5.00%, due 7/1/48	600,000	602,003
Monroe County Industrial Development Corp., Eugenio Maria de Hostos Charter School, Revenue Bonds (a)
Series A
5.00%, due 7/1/44	1,320,000	1,255,641
Series A
5.00%, due 7/1/59	2,000,000	1,782,705
Monroe County Industrial Development Corp., Nazareth College of Rochester, Revenue Bonds
Series A
4.00%, due 10/1/47	1,695,000	1,443,373

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay New York Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Education (continued)
Monroe County Industrial Development Corp., St. John Fisher University Project, Revenue Bonds
5.25%, due 6/1/49	$ 630,000	$ 670,164
5.25%, due 6/1/54	835,000	877,816
Monroe County Industrial Development Corp., University of Rochester Project, Revenue Bonds
Series C
4.00%, due 7/1/43	3,000,000	2,942,787
Nassau County Local Economic Assistance Corp., Roosevelt Children's Academy Charter School, Revenue Bonds
Series A
5.00%, due 7/1/55	2,750,000	2,719,848
New York State Dormitory Authority, Cornell University, Revenue Bonds
Series A
5.00%, due 7/1/50	3,170,000	3,268,974
Series A
5.50%, due 7/1/54	11,000,000	12,038,445
New York State Dormitory Authority, Friends of The Bay Shore-Brightwaters Public Library, Inc., Revenue Bonds
Insured: AMBAC
4.625%, due 7/1/36	200,000	200,094
New York State Dormitory Authority, Iona College, Revenue Bonds
Series A
5.00%, due 7/1/51	1,850,000	1,859,684
New York State Dormitory Authority, Iona University, Revenue Bonds
Insured: AG
5.50%, due 7/1/45	850,000	928,678
New York State Dormitory Authority, New York University, Revenue Bonds
Series A
4.00%, due 7/1/46	4,370,000	4,210,785
New York State Dormitory Authority, Rockefeller University (The), Revenue Bonds
Series A
5.00%, due 7/1/53	3,500,000	3,583,216
	Principal Amount	Value

Education (continued)
New York State Dormitory Authority, School Districts Financing Program, Revenue Bonds
Series A, Insured: AG State Aid Withholding
5.00%, due 10/1/43	$ 500,000	$ 528,330
Series A, Insured: AG State Aid Withholding
5.25%, due 10/1/50	3,335,000	3,500,781
Oneida County Local Development Corp., Utica College Project, Revenue Bonds
5.00%, due 7/1/49	3,250,000	2,809,729
Onondaga Civic Development Corp., Syracuse University Project, Revenue Bonds
4.50%, due 12/1/50	4,220,000	4,193,559
5.50%, due 12/1/56	6,860,000	7,510,919
Onondaga County Trust for Cultural Resources, Syracuse University Project, Revenue Bonds
4.00%, due 12/1/49	3,080,000	2,843,380
Orange County Funding Corp., Mount St. Mary College, Revenue Bonds
Series A
5.00%, due 7/1/42	1,010,000	764,505
Saratoga County Capital Resource Corp., Skidmore College Project, Revenue Bonds
Series A
4.00%, due 7/1/50	1,985,000	1,843,682
Series A
5.00%, due 7/1/45	1,220,000	1,268,752
Saratoga County Capital Resource Corp., WSWHE BOCES Project, Revenue Bonds
4.75%, due 7/1/42	6,000,000	6,247,622
5.00%, due 7/1/47	3,900,000	4,137,076
Schenectady County Capital Resource Corp., Union College Project, Revenue Bonds
5.25%, due 7/1/52	1,000,000	1,043,372
St. Lawrence County Industrial Development Agency, Clarkson University Project, Revenue Bonds
5.00%, due 9/1/47	2,975,000	2,806,412
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Education (continued)
Syracuse Industrial Development Agency, Syracuse City School District Project, Revenue Bonds
Series A, Insured: State Aid Withholding
3.25%, due 5/1/34	$ 1,000,000	$ 985,827
Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Revenue Bonds
Series A
5.00%, due 9/1/39	2,000,000	2,100,126
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Revenue Bonds
Series A
4.00%, due 10/15/29	165,000	164,491
Series A
4.00%, due 10/15/30	355,000	354,312
Series A
5.00%, due 10/15/39	1,490,000	1,495,530
Series A
5.00%, due 10/15/49	2,275,000	2,114,156
Series A
5.00%, due 10/15/50	2,650,000	2,485,026
Series A
5.00%, due 10/15/54	1,895,000	1,727,617
Yonkers Industrial Development Agency, New Community School Project, Revenue Bonds
Insured: State Aid Withholding
4.00%, due 5/1/51	3,500,000	3,266,621
		188,018,193
General 1.1%
Commonwealth of Puerto Rico
(zero coupon), due 11/1/51	9,597,707	6,490,450
(zero coupon), due 11/1/51	1,316,277	781,539
Metropolitan Transportation Authority, Special Tax
Series A
5.00%, due 11/15/49	5,000,000	5,237,802
Metropolitan Transportation Authority, Dedicated Tax Fund, Special Tax
Series A
4.00%, due 11/15/51	4,000,000	3,740,659
		16,250,450
	Principal Amount	Value

General Obligation 6.3%
City of New York, Unlimited General Obligation
Series E-1
4.00%, due 4/1/45	$ 4,725,000	$ 4,475,545
Series B-1
5.25%, due 10/1/41	2,500,000	2,724,513
Series B-1
5.25%, due 10/1/43	3,000,000	3,232,462
Series E-1
5.25%, due 4/1/47	4,275,000	4,531,256
Series G-1
5.25%, due 2/1/53	2,500,000	2,666,399
City of Newburgh, Limited General Obligation
Series A, Insured: AG
3.50%, due 7/15/36	725,000	724,988
City of Ogdensburg, Public Improvement, Limited General Obligation
5.50%, due 4/15/26	50,000	49,999
5.50%, due 4/15/28	55,000	54,808
City of Poughkeepsie, Public Improvement, Limited General Obligation
5.00%, due 6/1/31	1,200,000	1,210,646
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	7,844,086	5,020,215
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
(zero coupon), due 7/1/33	1,351,801	976,756
Series A-1
4.00%, due 7/1/33	2,000,000	1,978,594
Series A-1
4.00%, due 7/1/35	5,029,180	4,944,422
Series A-1
4.00%, due 7/1/46	5,000,000	4,419,062
Series A-1
5.625%, due 7/1/27	1,170,000	1,203,078
County of Clinton, Limited General Obligation
Insured: AG
4.00%, due 6/1/38 (c)	1,500,000	1,501,052
County of Nassau, Limited General Obligation
Series B, Insured: AG
5.00%, due 4/1/44	4,870,000	5,063,550

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay New York Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
County of Onondaga, Limited General Obligation
3.00%, due 6/1/39	$ 2,150,000	$ 1,970,198
3.25%, due 4/15/34	1,250,000	1,250,096
County of Orange, Public Improvement, Limited General Obligation
Series A
2.375%, due 6/15/29	1,180,000	1,131,143
County of Rockland, Various Purpose, Limited General Obligation
Insured: AG
4.00%, due 5/1/44	915,000	915,217
County of Suffolk, Limited General Obligation
Series A
3.00%, due 10/15/38	5,555,000	5,295,710
County of Suffolk, Public Improvement, Limited General Obligation
Series A, Insured: AG
3.25%, due 6/1/36	715,000	702,225
Series A, Insured: AG
3.25%, due 6/1/37	725,000	704,064
Gloversville Enlarged School District, Unlimited General Obligation
Insured: BAM State Aid Withholding
2.00%, due 10/15/31	2,410,000	2,170,896
Harrison Central School District, Unlimited General Obligation
Insured: State Aid Withholding
3.50%, due 3/15/44	1,015,000	936,704
Insured: State Aid Withholding
3.50%, due 3/15/45	1,055,000	963,348
Insured: State Aid Withholding
3.55%, due 3/15/47	1,130,000	1,018,980
Kings Park Central School District, Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.50%, due 7/15/30	1,530,000	1,470,481
Poughkeepsie School District, New York School District Refunding, Unlimited General Obligation
Insured: AG State Aid Withholding
3.00%, due 5/1/33	400,000	398,271
	Principal Amount	Value

General Obligation (continued)
Sachem Central School District, Unlimited General Obligation
Insured: State Aid Withholding
3.00%, due 10/15/29	$ 6,985,000	$ 6,985,372
South Country Central School District at Brookhaven, Unlimited General Obligation
Insured: State Aid Withholding
3.00%, due 7/15/29	2,475,000	2,481,705
Town of Hempstead, Limited General Obligation
2.125%, due 6/15/39	3,715,000	2,941,957
4.00%, due 5/1/45	5,240,000	5,244,386
Uniondale Union Free School District, Unlimited General Obligation
Insured: State Aid Withholding
2.00%, due 5/1/38	3,115,000	2,442,544
Insured: State Aid Withholding
2.00%, due 5/1/39	3,195,000	2,420,305
Insured: State Aid Withholding
2.00%, due 5/1/40	3,500,000	2,532,343
Insured: State Aid Withholding
2.00%, due 5/1/41	3,500,000	2,426,319
Village of Valley Stream, Various Purpose, Limited General Obligation
Insured: BAM
4.00%, due 4/1/33	140,000	140,614
Insured: BAM
4.00%, due 4/1/34	510,000	512,108
Insured: BAM
4.00%, due 4/1/35	530,000	531,971
Insured: BAM
4.00%, due 4/1/36	550,000	551,786
Insured: BAM
4.00%, due 4/1/37	570,000	571,615
		93,487,703
Hospital 9.9%
Albany Capital Resource Corp., Medical Center Hospital Project, Revenue Bonds
Series A
5.50%, due 5/1/55	10,000,000	10,724,630
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Hospital (continued)
Brookhaven Local Development Corp., Long Island Community Hospital Health Care Services Foundation, Revenue Bonds
Series A, Insured: AG-CR
3.375%, due 10/1/40	$ 7,990,000	$ 7,609,065
Broome County Local Development Corp., United Health Services Hospitals Obligated Group, Revenue Bonds
Insured: AG
3.00%, due 4/1/50	6,835,000	5,035,887
Build NYC Resource Corp., Children's Aid Society Project (The), Revenue Bonds
4.00%, due 7/1/49	1,300,000	1,196,365
Build NYC Resource Corp., Urban Resource Institute Project, Revenue Bonds
Series A
5.00%, due 12/1/41	1,150,000	1,241,215
Series A
5.375%, due 12/1/46	500,000	539,910
Series A
5.50%, due 12/1/51	1,000,000	1,065,037
Series A
5.50%, due 12/1/56	850,000	903,954
Dormitory Authority of the State of New York, White Plains Hospital Obligated Group, Revenue Bonds
Insured: AG
5.50%, due 10/1/54	18,995,000	20,388,236
Genesee County Funding Corp. (The), Rochester Regional Health Obligated Group, Revenue Bonds
Series A
5.00%, due 12/1/25	215,000	215,196
Series A
5.00%, due 12/1/26	340,000	346,434
Series A
5.00%, due 12/1/27	400,000	414,581
Series A
5.00%, due 12/1/28	600,000	632,472
	Principal Amount	Value

Hospital (continued)
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Revenue Bonds
Series A
4.00%, due 11/1/31	$ 2,705,000	$ 2,631,863
Series A
5.00%, due 11/1/37	1,500,000	1,502,304
Monroe County Industrial Development Corp., Highland Hospital, Revenue Bonds
4.00%, due 7/1/40	2,500,000	2,512,851
Monroe County Industrial Development Corp., Rochester General Hospital (The), Revenue Bonds
Series A
5.00%, due 12/1/32	540,000	540,797
Series A
5.00%, due 12/1/42	1,225,000	1,225,186
Nassau County Local Economic Assistance Corp., Catholic Health Services of Long Island Obligated Group, Revenue Bonds
5.00%, due 7/1/34	250,000	250,640
New York State Dormitory Authority, Garnet Health Medical Center, Revenue Bonds
5.00%, due 12/1/36 (a)	1,500,000	1,481,967
New York State Dormitory Authority, Garnet Health Medical Center Obligated Group, Revenue Bonds (a)
5.00%, due 12/1/31	1,000,000	1,009,714
5.00%, due 12/1/32	3,000,000	3,025,494
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
Series A
4.00%, due 9/1/50	4,235,000	3,603,638
5.25%, due 11/1/41	2,300,000	2,466,589
5.25%, due 11/1/42	2,400,000	2,549,337
5.25%, due 11/1/43	2,100,000	2,211,171
5.50%, due 11/1/47	1,500,000	1,574,139

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay New York Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Hospital (continued)
New York State Dormitory Authority, Northwell Health Obligated Group, Revenue Bonds
Series A
5.25%, due 5/1/54	$ 10,000,000	$ 10,423,046
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
3.00%, due 7/1/48	2,375,000	1,792,738
Series A
4.00%, due 7/1/40	1,000,000	1,001,420
Series A
4.00%, due 7/1/50	3,005,000	2,695,646
Series A
4.00%, due 7/1/53	8,450,000	7,493,286
New York State Dormitory Authority, Orange Regional Medical Center Obligated Group, Revenue Bonds
5.00%, due 12/1/35 (a)	100,000	100,004
New York State Dormitory Authority, Roswell Park Cancer Institute Corp. Obligated Group, Revenue Bonds
Series A, Insured: AG
5.50%, due 7/1/50	3,490,000	3,800,796
Series A, Insured: AG
5.50%, due 7/1/55	5,500,000	5,957,465
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series A, Insured: AG
3.00%, due 12/1/44	11,560,000	8,746,495
Series A, Insured: AG
4.00%, due 12/1/49	7,940,000	7,296,969
Onondaga Civic Development Corp., Crouse Health Hospital, Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 8/1/30	200,000	198,693
Series A
5.00%, due 8/1/31	250,000	247,939
Series A
5.00%, due 8/1/32	255,000	252,027
Series A
5.125%, due 8/1/44	2,000,000	1,781,141
Series A
5.375%, due 8/1/54	2,900,000	2,548,440
	Principal Amount	Value

Hospital (continued)
Suffolk County Economic Development Corp., Catholic Health Services of Long Island Obligated Group, Revenue Bonds
Series C
5.00%, due 7/1/33	$ 250,000	$ 250,310
Westchester County Local Development Corp., Westchester County Healthcare, Revenue Bonds
Insured: AG
6.50%, due 11/1/55	7,340,000	8,339,249
Westchester County Local Development Corp., Westchester Medical Centre, Revenue Bonds
Insured: AG
5.75%, due 11/1/48	6,200,000	6,766,788
		146,591,124
Housing 0.3%
New York City Housing Development Corp., College of Staten Island Residences, Revenue Bonds
Series A, Insured: AG
3.25%, due 7/1/27	1,240,000	1,240,440
New York State Dormitory Authority, University Facilities, Revenue Bonds
Series A
5.00%, due 7/1/43	1,500,000	1,543,420
Westchester County Local Development Corp., Purchase Housing Corp. II Project, Revenue Bonds
5.00%, due 6/1/31	320,000	324,574
5.00%, due 6/1/37	1,000,000	1,007,188
		4,115,622
Other Revenue 44.3%
Albany County Capital Resource Corp., Albany Convention Center Authority Project, Revenue Bonds
5.00%, due 3/1/50	2,250,000	2,303,942
5.00%, due 3/1/57	6,605,000	6,730,054
Battery Park City Authority, Revenue Bonds, Senior Lien
Series A
4.00%, due 11/1/44	10,635,000	10,616,707
Series A
5.00%, due 11/1/53	22,500,000	23,740,110
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
Brookhaven Local Development Corp., Jefferson's Ferry Project, Revenue Bonds
Series A
4.00%, due 11/1/55	$ 3,565,000	$ 2,979,510
5.25%, due 11/1/36	1,130,000	1,145,247
Broome County Local Development Corp., Good Shepherd Village at Endwell, Revenue Bonds
4.00%, due 7/1/31	1,565,000	1,552,813
4.00%, due 7/1/36	2,300,000	2,230,205
4.00%, due 7/1/47	1,320,000	1,107,205
Build NYC Resource Corp., Royal Charter Properties, Inc., Revenue Bonds
Insured: AG
4.75%, due 12/15/32	2,000,000	2,000,711
Chautauqua Tobacco Asset Securitization Corp., Revenue Bonds
5.00%, due 6/1/34	950,000	899,776
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	2,500,000	514,330
5.625%, due 5/15/43	2,300,000	2,337,891
City of New York, Lincoln Center for the Performing Arts, Inc., Revenue Bonds
Series A
4.00%, due 12/1/33	5,350,000	5,547,980
Commonwealth of Puerto Rico
(zero coupon), due 11/1/51	5,419,965	2,621,908
Development Authority of the North Country, Solid Waste Management System, Revenue Bonds
Insured: AG
3.25%, due 9/1/39	550,000	517,409
Insured: AG
3.25%, due 9/1/40	570,000	528,873
Erie Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 6/1/47	18,000,000	3,733,288
	Principal Amount	Value

Other Revenue (continued)
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	$ 6,577,994	$ 6,410,206
Hudson Yards Infrastructure Corp., Revenue Bonds
Series A
5.00%, due 2/15/45	4,000,000	4,049,950
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A
4.00%, due 2/15/40	3,250,000	3,303,855
Series A
5.00%, due 2/15/30	1,600,000	1,648,800
Series A, Insured: BAM
5.00%, due 2/15/42	7,500,000	7,622,182
Huntington Local Development Corp., Fountaingate Gardens Project, Revenue Bonds
Series A
5.00%, due 7/1/36	900,000	859,917
Series A
5.25%, due 7/1/56	1,745,000	1,415,060
Long Island Power Authority, Revenue Bonds
Series B
3.00%, due 9/1/49 (d)	5,000,000	4,958,684
Series E
5.00%, due 9/1/48	6,000,000	6,273,101
Long Island Power Authority, Electric System, Revenue Bonds
Series B
5.00%, due 9/1/35	2,500,000	2,535,435
5.00%, due 9/1/38	1,000,000	1,050,013
Series B
5.00%, due 9/1/45	2,000,000	1,999,860
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/26	340,000	341,816
Series A
5.00%, due 10/1/30	3,140,000	3,237,610
Series A
5.00%, due 10/1/32	3,140,000	3,274,153
Series A
5.00%, due 10/1/39	11,915,000	12,201,265

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay New York Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
Metropolitan Transportation Authority, Revenue Bonds
Series B-2
5.00%, due 11/15/48	$ 5,000,000	$ 5,247,374
Metropolitan Transportation Authority, Dedicated Tax Fund, Revenue Bonds
Series B-2
4.00%, due 11/15/34	4,000,000	4,045,886
Series B-1
5.00%, due 11/15/36	3,355,000	3,416,946
Monroe County Industrial Development Corp., St. Ann's Community Project, Revenue Bonds
5.00%, due 1/1/50	1,630,000	1,409,743
Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
Series A-3
5.00%, due 6/1/35	750,000	601,841
New York City Housing Development Corp., Revenue Bonds
Series C-1, Insured: HUD Sector 8
4.50%, due 8/1/54	5,830,000	5,717,508
Series F-1-A
4.55%, due 11/1/54	4,765,000	4,695,872
Series A-1
4.75%, due 11/1/50	3,700,000	3,718,288
Series A-1
4.80%, due 11/1/55	3,000,000	3,018,489
New York City Housing Development Corp., 8 Spruce Street, Revenue Bonds
Class D
4.00%, due 12/15/31	2,000,000	2,051,386
Class E
4.375%, due 12/15/31	3,100,000	3,172,203
Class F
5.25%, due 12/15/31	15,200,000	15,679,172
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Revenue Bonds
Series G
3.85%, due 11/1/45	595,000	569,548
	Principal Amount	Value

Other Revenue (continued)
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Revenue Bonds (continued)
Series I-1-A
4.05%, due 11/1/41	$ 1,000,000	$ 980,147
Series F-1, Insured: FHA 542(C)
4.30%, due 11/1/37	1,500,000	1,542,207
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Green Bond, Revenue Bonds
Series G-1
3.70%, due 11/1/47	1,000,000	877,067
New York City Industrial Development Agency, Queens Baseball Stadium Project, Revenue Bonds
Series A, Insured: AG
3.00%, due 1/1/37	1,000,000	935,851
Series A, Insured: AG
3.00%, due 1/1/39	6,955,000	6,292,412
Series A, Insured: AG
3.00%, due 1/1/40	8,315,000	7,281,085
Series A, Insured: AG
3.00%, due 1/1/46	10,000,000	7,779,598
New York City Industrial Development Agency, TrIPs Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/28	830,000	830,133
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Series A, Insured: AG
(zero coupon), due 3/1/40	380,000	203,236
Series A, Insured: AG
(zero coupon), due 3/1/44	1,065,000	445,448
Series A, Insured: AG
(zero coupon), due 3/1/45	200,000	78,952
Series A, Insured: AG
(zero coupon), due 3/1/46	4,080,000	1,518,635
Series A, Insured: AG
(zero coupon), due 3/1/47	1,115,000	392,453
Series A, Insured: AG-CR
3.00%, due 3/1/49	10,980,000	8,409,082
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
New York City Transitional Finance Authority, Revenue Bonds
Series S-3A, Insured: State Aid Withholding
4.00%, due 7/15/38	$ 5,770,000	$ 5,803,929
Series I-1
5.00%, due 5/1/50	7,000,000	7,322,546
Series A-1
5.25%, due 5/1/48	4,000,000	4,312,110
New York City Transitional Finance Authority, Building Aid, Revenue Bonds
Series S-1B, Insured: State Aid Withholding
4.00%, due 7/15/40	6,000,000	6,029,447
Series S-1, Insured: State Aid Withholding
5.00%, due 7/15/43	5,000,000	5,149,913
Series S-2, Insured: State Aid Withholding
5.00%, due 7/15/43	5,625,000	6,088,807
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series C-1
4.00%, due 5/1/44	4,000,000	3,840,490
Series E-1
4.00%, due 2/1/46	5,440,000	5,110,176
Series F-1
5.00%, due 2/1/47	5,000,000	5,178,437
Series A-1
5.25%, due 5/1/47	5,000,000	5,401,015
Series C
5.25%, due 5/1/48	2,500,000	2,654,146
Series B
5.50%, due 5/1/47	2,830,000	3,069,855
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds
5.00%, due 11/15/40	7,120,000	7,123,857
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Senior Lien
Series A
(zero coupon), due 11/15/47	9,000,000	3,264,269
	Principal Amount	Value

Other Revenue (continued)
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Sub. Lien
Series B, Insured: BAM
(zero coupon), due 11/15/41	$ 2,320,000	$ 1,152,487
Series B, Insured: BAM
(zero coupon), due 11/15/43	4,800,000	2,111,209
New York Counties Tobacco Trust IV, Settlement Pass Through, Revenue Bonds
Series A
5.00%, due 6/1/42	1,000,000	860,013
Series A
5.00%, due 6/1/45	245,000	191,662
Series A
6.25%, due 6/1/41 (a)	4,500,000	4,335,151
New York Counties Tobacco Trust V, Pass Through, Capital Appreciation, Revenue Bonds
Series S-1
(zero coupon), due 6/1/38	1,600,000	718,282
New York Counties Tobacco Trust VI, Settlement Pass Through, Revenue Bonds
Series A-2B
5.00%, due 6/1/45	3,885,000	3,404,428
New York Energy Finance Development Corp., Revenue Bonds
5.00%, due 7/1/56 (d)	11,150,000	12,001,777
New York Liberty Development Corp., 1 World Trade Center Project, Revenue Bonds
Insured: BAM
2.75%, due 2/15/44	8,000,000	6,080,522
Insured: AG-CR
4.00%, due 2/15/43	6,225,000	6,129,170
New York Liberty Development Corp., 3 World Trade Center Project, Revenue Bonds
Class 1
5.00%, due 11/15/44 (a)	5,660,000	5,659,926
New York Liberty Development Corp., 4 World Trade Center Project, Revenue Bonds
Series A
2.75%, due 11/15/41	3,515,000	2,794,585

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay New York Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
New York Liberty Development Corp., 7 World Trade Center Project, Revenue Bonds
Series A
3.00%, due 9/15/43	$ 1,250,000	$ 1,029,699
Series A
3.125%, due 9/15/50	700,000	531,597
New York Liberty Development Corp., Goldman Sachs Headquarters LLC, Revenue Bonds
5.50%, due 10/1/37	700,000	837,764
New York State Dormitory Authority, Revenue Bonds
Series A
4.00%, due 3/15/44	2,000,000	1,926,899
New York State Dormitory Authority, Master BOCES Lease Program, Revenue Bonds
5.00%, due 8/15/40	2,225,000	2,455,054
5.00%, due 8/15/41	3,250,000	3,557,785
5.00%, due 8/15/42	1,600,000	1,737,773
5.00%, due 8/15/43	1,550,000	1,666,703
New York State Dormitory Authority, Personal Income Tax, Revenue Bonds
Series A
5.00%, due 2/15/41	2,050,000	2,067,978
New York State Dormitory Authority, Shelter Island Public Library Society, Revenue Bonds
5.50%, due 10/1/49	1,755,000	1,947,203
5.50%, due 10/1/54	1,550,000	1,712,671
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series A
4.00%, due 3/15/39	8,000,000	8,068,053
Series E
4.00%, due 3/15/45	2,000,000	1,916,617
New York State Energy Research & Development Authority, New York State Electric & Gas Corp., Revenue Bonds
Series D
3.50%, due 10/1/29	2,500,000	2,491,489
Series C
4.00%, due 4/1/34	3,000,000	3,096,835
	Principal Amount	Value

Other Revenue (continued)
New York State Energy Research & Development Authority, Revolving Loan Fund, Revenue Bonds
Series A
6.096%, due 4/1/27	$ 1,755,000	$ 1,758,966
Series A
6.146%, due 4/1/28	1,350,000	1,353,275
Series A
6.205%, due 4/1/29	1,105,000	1,107,443
Series A
6.255%, due 4/1/30	1,050,000	1,052,460
Series A
6.308%, due 4/1/31	1,000,000	1,002,239
New York State Energy Research & Development Authority, Rochester Gas and Electric Corp. Project, Revenue Bonds
Series B
4.00%, due 5/15/32 (c)	2,500,000	2,561,282
New York State Housing Finance Agency, Revenue Bonds
Series G, Insured: SONYMA
2.60%, due 11/1/46	2,020,000	1,479,344
Series J-1, Insured: SONYMA HUD Sector 8
2.65%, due 11/1/46	3,935,000	2,913,490
Series B-1
4.60%, due 11/1/54	2,500,000	2,452,279
Series E-1, Insured: SONYMA HUD Sector 8
4.95%, due 11/1/58	1,410,000	1,426,270
New York State Housing Finance Agency, Affordable Housing, Revenue Bonds
Series C, Insured: FHA 542(C)
4.15%, due 5/1/47	10,000,000	9,683,298
New York State Housing Finance Agency, West 38TH Street LLC, Revenue Bonds
Series A, Insured: FHLMC
3.57%, due 5/1/42 (d)	15,000,000	15,236,896
New York State Thruway Authority, Revenue Bonds
Series B
5.00%, due 3/15/59	11,395,000	11,886,788
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series E
4.00%, due 3/15/43	$ 2,885,000	$ 2,799,307
New York State Urban Development Corp., Sales Tax, Revenue Bonds
Series A
4.00%, due 3/15/37	4,000,000	4,080,839
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project, Revenue Bonds
5.25%, due 8/1/31 (c)	1,010,000	1,056,892
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (c)
4.00%, due 1/1/36	5,000,000	4,864,412
4.375%, due 10/1/45	9,000,000	8,424,911
5.00%, due 10/1/35	3,000,000	3,139,720
New York Transportation Development Corp., New York State Thruway Service Areas Project, Revenue Bonds (c)
4.00%, due 10/31/46	2,595,000	2,321,865
4.00%, due 4/30/53	4,510,000	3,863,014
Niagara Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
5.25%, due 5/15/40	500,000	479,571
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/46	15,921,000	5,569,725
Series A-1
(zero coupon), due 7/1/51	5,553,000	1,378,810
Series A-1
4.75%, due 7/1/53	7,510,000	7,113,149
Series A-2
4.784%, due 7/1/58	15,807,000	14,892,616
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-1
5.00%, due 7/1/58	6,189,000	6,022,122
	Principal Amount	Value

Other Revenue (continued)
Rockland County Economic Assistance Corp., Bon Secours Charity Health System, Inc., Revenue Bonds
Insured: AG
6.50%, due 11/1/55	$ 5,615,000	$ 6,379,412
7.25%, due 11/1/45	14,000,000	15,140,076
Rockland Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 8/15/50 (a)	13,000,000	2,472,679
Schenectady County Capital Resource Corp., One Broadway Center Project, Revenue Bonds
Series A
5.00%, due 1/1/45	1,000,000	1,056,577
Series A
5.25%, due 1/1/50	1,000,000	1,061,061
Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds
5.00%, due 12/1/45	1,625,000	1,600,089
State of New York, Mortgage Agency, Revenue Bonds
Series 223
2.00%, due 10/1/27	775,000	751,126
Series 239, Insured: SONYMA
2.60%, due 10/1/44	1,000,000	764,270
Series 221
3.50%, due 10/1/32 (c)	2,595,000	2,580,225
State of New York, Mortgage Agency Homeowner Mortgage, Revenue Bonds
Series 264, Insured: SONYMA
4.60%, due 10/1/54	2,800,000	2,763,921
State of New York Mortgage Agency, Homeowner Mortgage, Revenue Bonds
Series 190
3.80%, due 10/1/40	3,075,000	3,031,062
Suffolk County Economic Development Corp., Peconic Landing at Southold, Inc., Revenue Bonds
Series A
5.00%, due 12/1/29	125,000	129,611

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay New York Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
Suffolk County Economic Development Corp., Peconic Landing at Southold, Inc., Revenue Bonds (continued)
Series A
5.00%, due 12/1/34	$ 165,000	$ 171,168
Series A
5.00%, due 12/1/40	175,000	176,732
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement, Asset Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66	10,000,000	891,202
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	2,000,000	2,024,097
Series D
4.00%, due 11/15/39	1,555,000	1,505,342
Series D
5.00%, due 11/15/27	2,825,000	2,826,946
Territory of Guam, Section 30, Revenue Bonds
Series A
5.00%, due 12/1/36	1,020,000	1,031,654
Tompkins County Development Corp., Kendal at Ithaca Project, Revenue Bonds
Series A
5.00%, due 7/1/44	690,000	690,119
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series A-1
4.00%, due 5/15/54	9,000,000	8,360,520
Series A-1
5.00%, due 5/15/49	4,750,000	4,990,268
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A
5.00%, due 5/15/48	1,000,000	1,042,640
Series A-1
5.25%, due 5/15/59	13,465,000	14,280,155
Series A
5.50%, due 12/1/59	30,000,000	32,430,129
	Principal Amount	Value

Other Revenue (continued)
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds, Senior Lien
Series C
5.25%, due 11/15/40	$ 9,500,000	$ 10,703,633
Series C
5.25%, due 11/15/42	4,000,000	4,412,662
Series C
5.25%, due 5/15/52	4,885,000	5,130,609
Series D-2
5.50%, due 5/15/52	5,000,000	5,358,534
TSASC, Inc., Revenue Bonds
Series B
5.00%, due 6/1/45	5,500,000	4,878,708
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series A
5.00%, due 6/1/41	2,000,000	2,005,931
Series B
5.00%, due 6/1/48	12,840,000	11,281,387
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A
5.00%, due 10/1/29 (a)	800,000	800,205
Series A
5.00%, due 10/1/32	900,000	900,188
Series A, Insured: AG-CR
5.00%, due 10/1/32	1,070,000	1,073,153
Westchester County Local Development Corp., Kendal on Hudson Project, Revenue Bonds
Series B
5.00%, due 1/1/51	2,500,000	2,502,706
Westchester County Local Development Corp., Miriam Osborn Memorial Home Association Project, Revenue Bonds
5.00%, due 7/1/27	270,000	276,580
5.00%, due 7/1/28	270,000	278,389
5.00%, due 7/1/29	100,000	103,109
5.00%, due 7/1/34	200,000	206,186
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds, Senior Lien
Series B
5.00%, due 6/1/41	250,000	250,365
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
Yonkers Industrial Development Agency, New Community School Project, Revenue Bonds
Insured: State Aid Withholding
5.25%, due 5/1/51	$ 1,280,000	$ 1,350,389
		653,617,555
Transportation 12.2%
Albany County Airport Authority, Revenue Bonds
4.00%, due 12/15/44	835,000	788,693
Series A
5.00%, due 12/15/43	1,750,000	1,793,149
Series A
5.00%, due 12/15/48	2,585,000	2,628,676
Buffalo & Fort Erie Public Bridge Authority, Revenue Bonds
5.00%, due 1/1/47	3,635,000	3,664,653
Build NYC Resource Corp., TrIPs Obligated Group, Revenue Bonds (c)
5.50%, due 7/1/44	1,265,000	1,345,515
5.50%, due 7/1/45	1,200,000	1,271,170
Metropolitan Transportation Authority, Revenue Bonds
Series B, Insured: BAM
5.00%, due 11/15/52	8,425,000	8,522,194
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series C-2, Insured: BAM
(zero coupon), due 11/15/40	9,325,000	4,936,595
Series A-1, Insured: AG
4.00%, due 11/15/42	2,180,000	2,100,389
Series C, Insured: AG
4.00%, due 11/15/46	1,600,000	1,469,726
Series D
4.00%, due 11/15/48	300,000	274,908
Metropolitan Transportation Authority, Transportation, Revenue Bonds
Series A-2, Insured: AG
5.00%, due 11/15/44	9,000,000	9,186,757
New York State Thruway Authority, Revenue Bonds
Series O
4.00%, due 1/1/39	6,000,000	6,083,774
Series B, Insured: AG
4.00%, due 1/1/45	4,450,000	4,277,448
	Principal Amount	Value

Transportation (continued)
New York State Thruway Authority, Revenue Bonds (continued)
Series P
5.25%, due 1/1/54	$ 9,500,000	$ 10,100,508
New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds, Junior Lien
Series B, Insured: BAM
4.00%, due 1/1/45	9,050,000	8,699,080
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Revenue Bonds (c)
Series B, Insured: AG
(zero coupon), due 12/31/54 (e)	9,250,000	6,022,611
Series A, Insured: AG
5.25%, due 12/31/54	9,725,000	10,022,672
New York Transportation Development Corp., JFK International Air Terminal LLC, Revenue Bonds
5.00%, due 12/1/41 (c)	1,000,000	1,029,884
New York Transportation Development Corp., JFK International Airport, Revenue Bonds
Insured: BAM
5.375%, due 6/30/60 (c)	3,955,000	4,036,514
New York Transportation Development Corp., JFK Millennium Partners LLC, Revenue Bonds
Series A
5.50%, due 12/31/60 (c)	3,500,000	3,577,665
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds (c)
Insured: AG
5.00%, due 6/30/54	1,600,000	1,608,841
5.50%, due 6/30/54	12,990,000	13,289,009
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
Series A
5.25%, due 1/1/50 (c)	500,000	499,994

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay New York Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Transportation (continued)
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (c)
Series A
4.00%, due 12/1/41	$ 1,300,000	$ 1,213,186
Series A
5.00%, due 12/1/29	1,750,000	1,865,620
5.00%, due 12/1/37	4,000,000	4,245,120
5.00%, due 12/1/42	1,000,000	1,021,798
6.00%, due 6/30/54	8,500,000	8,874,832
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds (c)
Series A
5.00%, due 4/1/27	610,000	610,715
Series A
5.00%, due 4/1/29	325,000	325,156
Series A
5.00%, due 4/1/30	375,000	392,245
Series A
5.00%, due 4/1/32	400,000	417,945
Series A
5.00%, due 4/1/34	1,315,000	1,367,944
Series A
5.00%, due 4/1/35	400,000	414,736
Series A
5.00%, due 4/1/36	1,665,000	1,719,907
Series A
5.00%, due 4/1/38	375,000	384,642
Ogdensburg Bridge and Port Authority, Revenue Bonds
5.75%, due 7/1/47 (a)(c)	1,970,000	1,802,272
Port Authority of Guam, Revenue Bonds
Series B
5.00%, due 7/1/36 (c)	625,000	640,781
Series B
5.00%, due 7/1/37 (c)	200,000	204,500
Series A
5.00%, due 7/1/48	1,235,000	1,242,444
Port Authority of New York & New Jersey, Revenue Bonds (c)
Series 221
4.00%, due 7/15/37	1,900,000	1,911,349
	Principal Amount	Value

Transportation (continued)
Port Authority of New York & New Jersey, Revenue Bonds (c) (continued)
Series 214
4.00%, due 9/1/43	$ 3,000,000	$ 2,815,911
Series 223
4.00%, due 7/15/46	3,000,000	2,780,522
Series 231
5.50%, due 8/1/42	3,770,000	4,101,320
Syracuse Regional Airport Authority, Revenue Bonds (c)
5.00%, due 7/1/27	635,000	648,617
5.00%, due 7/1/31	1,000,000	1,069,237
5.00%, due 7/1/34	775,000	816,910
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series A-1
4.00%, due 11/15/54	10,000,000	9,221,458
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A
4.00%, due 11/15/54	5,000,000	4,611,068
Series B
5.00%, due 11/15/37	1,500,000	1,541,376
Series A-1
5.00%, due 11/15/48	10,000,000	10,572,037
Series A
5.50%, due 11/15/57	6,000,000	6,424,858
		180,488,931
Utilities 1.7%
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/33	1,255,000	1,294,755
Series A
5.00%, due 10/1/40	3,600,000	3,659,131
New York Power Authority, Revenue Bonds
Series A
4.00%, due 11/15/50	3,500,000	3,242,652
New York Power Authority, Green Transmission Project, Revenue Bonds
Series A, Insured: AG
4.00%, due 11/15/47	2,620,000	2,447,297
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Utilities (continued)
New York Power Authority, Green Transmission Project, Revenue Bonds (continued)
Series A, Insured: AG
4.00%, due 11/15/52	$ 8,175,000	$ 7,528,348
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AG
3.571%, due 7/1/29	3,630,000	3,497,920
Series TT, Insured: NATL-RE
5.00%, due 7/1/26	215,000	214,748
Series XX
5.25%, due 7/1/40 (b)(f)	5,630,000	3,729,875
		25,614,726
Water & Sewer 6.3%
Albany Municipal Water Finance Authority, Revenue Bonds
Series A
4.00%, due 12/1/50	5,670,000	5,276,948
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 1/1/46	2,050,000	2,051,339
Series A
5.00%, due 1/1/50	9,975,000	10,051,430
Monroe County Water Authority, Water System, Revenue Bonds
3.50%, due 3/1/45	2,000,000	1,796,640
5.00%, due 8/1/37	750,000	751,487
New York City Municipal Water Finance Authority, New York City Water & Sewer System, Revenue Bonds
Series AA-1
5.25%, due 6/15/53	7,900,000	8,453,504
New York City Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds
Series CC-1
5.25%, due 6/15/54	14,495,000	15,436,411
Series BB-1
5.25%, due 6/15/54	4,220,000	4,468,936
	Principal Amount	Value

Water & Sewer (continued)
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series EE
4.00%, due 6/15/45	$ 2,000,000	$ 1,920,761
Series DD-2
5.25%, due 6/15/47	6,435,000	6,845,543
Series AA-1
5.25%, due 6/15/52	6,665,000	7,041,824
New York State Environmental Facilities Corp., New York City Municipal Water Finance Authority Projects, Revenue Bonds
Series A
5.25%, due 6/15/53	7,125,000	7,715,509
New York State Environmental Facilities Corp., State Revolving Fund, Revenue Bonds
Series B
5.25%, due 9/15/52	4,850,000	5,174,506
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds (a)
Series B
4.00%, due 7/1/47	5,000,000	4,269,053
Series B
5.00%, due 7/1/37	545,000	563,775
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (a)
Series A
5.00%, due 7/1/35	5,455,000	5,646,200
Series A
5.00%, due 7/1/47	2,500,000	2,456,091
Upper Mohawk Valley Regional Water Finance Authority, Revenue Bonds
Insured: BAM
4.25%, due 4/1/48	2,415,000	2,412,441
		92,332,398
Total Long-Term Municipal Bonds (Cost $1,394,309,852)		1,402,021,083

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay New York Muni Fund

	Principal Amount	Value
Short-Term Municipal Notes 1.8%
Education 0.5%
Nassau County Industrial Development Agency, Cold Spring Harbor Laboratory, Revenue Bonds
3.85%, due 1/1/34 (g)	$ 1,005,000	$ 1,005,000
New York State Dormitory Authority, Columbia University, Revenue Bonds
Series A
3.33%, due 9/1/39 (g)	7,070,000	7,070,000
		8,075,000
General 0.4%
Nuveen New York AMT-Free Quality Municipal Income Fund
3.67%, due 5/1/47 (a)(g)	5,400,000	5,400,000
Other Revenue 0.4%
Battery Park City Authority, Revenue Bonds, Junior Lien
Series D-1
3.78%, due 11/1/38 (g)	1,035,000	1,035,000
Tender Option Bond Trust Receipts, Revenue Bonds
3.90%, due 5/15/57 (a)(g)	5,000,000	5,000,000
		6,035,000
Transportation 0.5%
Metropolitan Transportation Authority, Revenue Bonds
Series G-1
3.90%, due 11/1/32 (g)	3,485,000	3,485,000
Triborough Bridge & Tunnel Authority, Revenue Bonds (g)
Series C
3.90%, due 1/1/32	3,355,000	3,355,000
Series B-4A
4.00%, due 1/1/32	900,000	900,000
	Principal Amount	Value

Transportation (continued)
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series B-2
4.00%, due 1/1/33 (g)	$ 100,000	$ 100,000
		7,840,000
Total Short-Term Municipal Notes (Cost $27,350,000)		27,350,000
Total Municipal Bonds (Cost $1,421,659,852)		1,429,371,083

	Shares
Closed-End Funds 0.3%
New York 0.3%
BlackRock MuniHoldings New York Quality Fund, Inc.	63,979	666,021
BlackRock MuniYield New York Quality Fund, Inc.	93,409	945,299
BlackRock New York Municipal Income Trust	75,850	779,738
Nuveen New York AMT-Free Quality Municipal Income Fund	171,267	1,740,073
Total Closed-End Funds (Cost $4,875,267)		4,131,131
Short-Term Investment 1.6%
Unaffiliated Investment Company 1.6%
Dreyfus Government Cash Management - Institutional Shares, 3.94% (h)	22,928,034	22,928,034
Total Short-Term Investment (Cost $22,928,034)		22,928,034
Total Investments (Cost $1,449,463,153)	98.7%	1,456,430,248
Other Assets, Less Liabilities	1.3	19,420,435
Net Assets	100.0%	$ 1,475,850,683

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Issue in default.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments October 31, 2025†^ (continued)
(c)	Interest on these securities is subject to alternative minimum tax.
(d)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of October 31, 2025.
(e)	Step coupon—Rate shown was the rate in effect as of October 31, 2025.
(f)	Issue in non-accrual status.
(g)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(h)	Current yield as of October 31, 2025.
Futures Contracts
As of October 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury Long Bonds	(190)	December 2025	$ (21,723,391)	$ (22,289,375)	$ (565,984)

1.	As of October 31, 2025, cash in the amount of $703,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of October 31, 2025.
Abbreviation(s):
AG—Assured Guaranty Ltd.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHA—Federal Housing Administration
FHLMC—Federal Home Loan Mortgage Corp.
HUD—Housing and Urban Development
MTA—Metropolitan Transportation Authority
NATL-RE—National Public Finance Guarantee Corp.
SONYMA—State of New York Mortgage Agency
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay New York Muni Fund

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,402,021,083	$ —	$ 1,402,021,083
Short-Term Municipal Notes	—	27,350,000	—	27,350,000
Total Municipal Bonds	—	1,429,371,083	—	1,429,371,083
Closed-End Funds	4,131,131	—	—	4,131,131
Short-Term Investment
Unaffiliated Investment Company	22,928,034	—	—	22,928,034
Total Investments in Securities	$ 27,059,165	$ 1,429,371,083	$ —	$ 1,456,430,248
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (565,984)	$ —	$ —	$ (565,984)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in securities, at value (identified cost $1,449,463,153)	$1,456,430,248
Cash collateral on deposit at broker for futures contracts	703,000
Receivables:
Dividends and interest	20,778,173
Fund shares sold	5,239,059
Investment securities sold	505,243
Variation margin on futures contracts	53,436
Other assets	18,606
Total assets	1,483,727,765
Liabilities
Payables:
Fund shares redeemed	3,198,389
Investment securities purchased	3,100,327
Manager (See Note 3)	548,246
NYLIFE Distributors (See Note 3)	214,997
Transfer agent (See Note 3)	62,998
Professional fees	2,461
Shareholder communication	2,179
Custodian	1,849
Trustees	1,671
Accrued expenses	1,389
Distributions payable	742,576
Total liabilities	7,877,082
Net assets	$1,475,850,683
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$154,119
Additional paid-in-capital	1,621,583,257
1,621,737,376
Total distributable earnings (loss)	(145,886,693)
Net assets	$1,475,850,683
Class A
Net assets applicable to outstanding shares	$909,947,080
Shares of beneficial interest outstanding	95,031,773
Net asset value per share outstanding	$9.58
Maximum sales charge (3.00% of offering price)	0.30
Maximum offering price per share outstanding	$9.88
Investor Class
Net assets applicable to outstanding shares	$414,166
Shares of beneficial interest outstanding	43,237
Net asset value per share outstanding	$9.58
Maximum sales charge (2.50% of offering price)	0.25
Maximum offering price per share outstanding	$9.83
Class C
Net assets applicable to outstanding shares	$49,113,452
Shares of beneficial interest outstanding	5,128,850
Net asset value and offering price per share outstanding	$9.58
Class C2
Net assets applicable to outstanding shares	$2,583,889
Shares of beneficial interest outstanding	269,962
Net asset value and offering price per share outstanding	$9.57
Class I
Net assets applicable to outstanding shares	$508,880,253
Shares of beneficial interest outstanding	53,131,769
Net asset value and offering price per share outstanding	$9.58
Class R6
Net assets applicable to outstanding shares	$4,911,843
Shares of beneficial interest outstanding	513,068
Net asset value and offering price per share outstanding	$9.57

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay New York Muni Fund

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Interest	$62,973,440
Dividends	323,861
Total income	63,297,301
Expenses
Manager (See Note 3)	6,328,219
Distribution/Service—Class A (See Note 3)	2,183,086
Distribution/Service—Investor Class (See Note 3)	1,084
Distribution/Service—Class C (See Note 3)	278,271
Distribution/Service—Class C2 (See Note 3)	16,203
Transfer agent (See Note 3)	373,248
Professional fees	163,759
Custodian	125,240
Registration	59,872
Trustees	36,011
Shareholder communication	34,622
Miscellaneous	45,248
Total expenses before waiver/reimbursement	9,644,863
Expense waiver/reimbursement from Manager (See Note 3)	(23,998)
Net expenses	9,620,865
Net investment income (loss)	53,676,436
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(12,305,307)
Futures transactions	1,329,646
Net realized gain (loss)	(10,975,661)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	2,502,449
Futures contracts	(565,984)
Net change in unrealized appreciation (depreciation)	1,936,465
Net realized and unrealized gain (loss)	(9,039,196)
Net increase (decrease) in net assets resulting from operations	$44,637,240
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Statements of Changes in Net Assets
for the years ended October 31, 2025 and October 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$53,676,436	$42,848,630
Net realized gain (loss)	(10,975,661)	(1,462,849)
Net change in unrealized appreciation (depreciation)	1,936,465	94,041,063
Net increase (decrease) in net assets resulting from operations	44,637,240	135,426,844
Distributions to shareholders:
Class A	(29,341,905)	(27,400,318)
Investor Class	(14,454)	(13,658)
Class C	(1,727,276)	(2,133,773)
Class C2	(74,113)	(55,898)
Class I	(17,387,837)	(16,259,869)
Class R6	(270,728)	(246,083)
	(48,816,313)	(46,109,599)
Distributions to shareholders from return of capital:
Class A	(3,271,876)	—
Investor Class	(1,612)	—
Class C	(192,606)	—
Class C2	(8,264)	—
Class I	(1,938,894)	—
Class R6	(30,188)	—
	(5,443,440)	—
Total distributions to shareholders	(54,259,753)	(46,109,599)
Capital share transactions:
Net proceeds from sales of shares	496,493,729	543,532,021
Net asset value of shares issued to shareholders in reinvestment of distributions	45,751,497	38,568,947
Cost of shares redeemed	(469,433,412)	(288,872,091)
Increase (decrease) in net assets derived from capital share transactions	72,811,814	293,228,877
Net increase (decrease) in net assets	63,189,301	382,546,122
Net Assets
Beginning of year	1,412,661,382	1,030,115,260
End of year	$1,475,850,683	$1,412,661,382
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI MacKay New York Muni Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.63	$8.85	$8.89	$10.94	$10.63
Net investment income (loss) (a)	0.35	0.32	0.30	0.24	0.22
Net realized and unrealized gain (loss)	(0.05)	0.81	0.00‡	(2.00)	0.34
Total from investment operations	0.30	1.13	0.30	(1.76)	0.56
Less distributions:
From net investment income	(0.31)	(0.35)	(0.34)	(0.29)	(0.25)
Return of capital	(0.04)	—	—	—	—
Total distributions	(0.35)	(0.35)	(0.34)	(0.29)	(0.25)
Net asset value at end of year	$9.58	$9.63	$8.85	$8.89	$10.94
Total investment return (b)	3.26%	12.84%	3.18%	(16.36)%	5.32%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.69%	3.37%	3.22%	2.37%	2.02%
Net expenses (c)	0.75%(d)	0.75%	0.75%	0.75%	0.75%
Expenses (before waiver/reimbursement) (c)	0.75%	0.76%	0.76%	0.76%	0.76%
Portfolio turnover rate	42%(e)	16%(e)	69%	53%(e)	10%(e)
Net assets at end of year (in 000’s)	$909,947	$857,582	$629,501	$690,832	$907,662

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
(e)	The portfolio turnover rate includes variable rate demand notes.

	Year Ended October 31,
Investor Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.64	$8.85	$8.89	$10.94	$10.63
Net investment income (loss) (a)	0.35	0.32	0.30	0.24	0.22
Net realized and unrealized gain (loss)	(0.06)	0.82	0.00‡	(2.00)	0.34
Total from investment operations	0.29	1.14	0.30	(1.76)	0.56
Less distributions:
From net investment income	(0.31)	(0.35)	(0.34)	(0.29)	(0.25)
Return of capital	(0.04)	—	—	—	—
Total distributions	(0.35)	(0.35)	(0.34)	(0.29)	(0.25)
Net asset value at end of year	$9.58	$9.64	$8.85	$8.89	$10.94
Total investment return (b)	3.23%	12.81%	3.15%	(16.37)%	5.32%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.66%	3.35%	3.19%	2.37%	2.03%
Net expenses (c)	0.78%(d)	0.77%	0.77%	0.76%	0.76%
Expenses (before waiver/reimbursement) (c)	0.78%	0.78%	0.78%	0.77%	0.77%
Portfolio turnover rate	42%(e)	16%(e)	69%	53%(e)	10%(e)
Net assets at end of year (in 000's)	$414	$461	$329	$301	$375

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
(e)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.63	$8.85	$8.89	$10.94	$10.63
Net investment income (loss) (a)	0.32	0.30	0.28	0.21	0.19
Net realized and unrealized gain (loss)	(0.04)	0.80	(0.01)	(2.00)	0.35
Total from investment operations	0.28	1.10	0.27	(1.79)	0.54
Less distributions:
From net investment income	(0.30)	(0.32)	(0.31)	(0.26)	(0.23)
Return of capital	(0.03)	—	—	—	—
Total distributions	(0.33)	(0.32)	(0.31)	(0.26)	(0.23)
Net asset value at end of year	$9.58	$9.63	$8.85	$8.89	$10.94
Total investment return (b)	2.97%	12.53%	2.89%	(16.58)%	5.05%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.40%	3.10%	2.94%	2.11%	1.77%
Net expenses (c)	1.03%(d)	1.02%	1.02%	1.01%	1.01%
Expenses (before waiver/reimbursement) (c)	1.03%	1.03%	1.03%	1.02%	1.02%
Portfolio turnover rate	42%(e)	16%(e)	69%	53%(e)	10%(e)
Net assets at end of year (in 000’s)	$49,113	$62,222	$61,438	$73,022	$111,681

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
(e)	The portfolio turnover rate includes variable rate demand notes.

	Year Ended October 31,
Class C2	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.63	$8.85	$8.88	$10.94	$10.63
Net investment income (loss) (a)	0.31	0.28	0.26	0.20	0.17
Net realized and unrealized gain (loss)	(0.06)	0.81	0.01	(2.02)	0.35
Total from investment operations	0.25	1.09	0.27	(1.82)	0.52
Less distributions:
From net investment income	(0.28)	(0.31)	(0.30)	(0.24)	(0.21)
Return of capital	(0.03)	—	—	—	—
Total distributions	(0.31)	(0.31)	(0.30)	(0.24)	(0.21)
Net asset value at end of year	$9.57	$9.63	$8.85	$8.88	$10.94
Total investment return (b)	2.71%	12.36%	2.86%	(16.80)%	4.89%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.27%	2.95%	2.79%	1.96%	1.55%
Net expenses (c)	1.18%(d)	1.17%	1.17%	1.16%	1.15%
Expenses (before waiver/reimbursement) (c)	1.18%	1.18%	1.18%	1.17%	1.16%
Portfolio turnover rate	42%(e)	16%(e)	69%	53%(e)	10%(e)
Net assets at end of year (in 000’s)	$2,584	$2,182	$1,476	$1,638	$1,861

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
(e)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI MacKay New York Muni Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class I	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.63	$8.85	$8.89	$10.94	$10.63
Net investment income (loss) (a)	0.37	0.35	0.33	0.26	0.25
Net realized and unrealized gain (loss)	(0.04)	0.80	(0.01)	(2.00)	0.34
Total from investment operations	0.33	1.15	0.32	(1.74)	0.59
Less distributions:
From net investment income	(0.34)	(0.37)	(0.36)	(0.31)	(0.28)
Return of capital	(0.04)	—	—	—	—
Total distributions	(0.38)	(0.37)	(0.36)	(0.31)	(0.28)
Net asset value at end of year	$9.58	$9.63	$8.85	$8.89	$10.94
Total investment return (b)	3.52%	13.12%	3.43%	(16.15)%	5.59%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.94%	3.62%	3.46%	2.63%	2.27%
Net expenses (c)	0.50%(d)	0.50%	0.50%	0.50%	0.50%
Expenses (before waiver/reimbursement) (c)	0.50%	0.51%	0.51%	0.51%	0.51%
Portfolio turnover rate	42%(e)	16%(e)	69%	53%(e)	10%(e)
Net assets at end of year (in 000’s)	$508,880	$480,713	$334,748	$294,456	$353,955

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
(e)	The portfolio turnover rate includes variable rate demand notes.

	Year Ended October 31,
Class R6	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.63	$8.85	$8.89	$10.94	$10.63
Net investment income (loss) (a)	0.37	0.35	0.33	0.27	0.26
Net realized and unrealized gain (loss)	(0.05)	0.81	(0.01)	(2.01)	0.33
Total from investment operations	0.32	1.16	0.32	(1.74)	0.59
Less distributions:
From net investment income	(0.34)	(0.38)	(0.36)	(0.31)	(0.28)
Return of capital	(0.04)	—	—	—	—
Total distributions	(0.38)	(0.38)	(0.36)	(0.31)	(0.28)
Net asset value at end of year	$9.57	$9.63	$8.85	$8.89	$10.94
Total investment return (b)	3.43%	13.14%	3.45%	(16.14)%	5.61%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.93%	3.63%	3.51%	2.67%	2.34%
Net expenses (c)	0.48%	0.48%	0.48%	0.48%	0.47%
Expenses (before waiver/reimbursement) (c)	0.48%	0.48%	0.48%	0.48%	0.49%
Portfolio turnover rate	42%(d)	16%(d)	69%	53%(d)	10%(d)
Net assets at end of year (in 000’s)	$4,912	$9,500	$2,624	$724	$806

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay New York Muni Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	May 14, 2012
Investor Class	May 14, 2012
Class C	May 14, 2012
Class C2	August 31, 2020
Class I	May 14, 2012
Class R6	November 1, 2019
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C and Class C2 shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C and Class C2 shares. Class I and Class R6 shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C and Class C2 shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C and Class C2 shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income exempt from federal and New York state and, in some cases, New York local income taxes.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the

28	NYLI MacKay New York Muni Fund

Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal
29

Notes to Financial Statements (continued)
market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
In calculating NAV, each closed-end fund is valued at market value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Price information on closed-end funds is taken from the exchange where the security is primarily traded. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity. These closed-end funds are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and declares and pays distributions from net realized capital gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of

30	NYLI MacKay New York Muni Fund

shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse in an adverse economic environment. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
The Fund maintains exposures to the Commonwealth of Puerto Rico ("Puerto Rico") as of October 31, 2025, that represent 6.3% of the Fund’s net assets, of which 8.3% are insured. Certain issuers in which the Fund may invest have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to service debt. As of October 31, 2025, the Puerto Rico Electric Power Authority (“PREPA”) remains in bankruptcy. The continued delay in resolving the PREPA bankruptcy could delay needed investment into public power generation and distribution assets, which are essential components to a productive economy. Failure to provide reliable electricity could result in the Commonwealth’s inability to service debt on other municipal territorial investments the Fund may hold.
31

Notes to Financial Statements (continued)
Despite significant challenges from the Covid pandemic and 2017 Irma and Maria hurricanes, Federal Covid and Hurricane Disaster relief funding have aided Puerto Rico's economy. However, there is no guarantee that Puerto Rico will be able to continue to utilize remaining federal disaster recovery funding given labor and project management challenges. Puerto Rico also faces longer term declining demographic trends, which could impair the ability for the territory to service its municipal debt obligations.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(J) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage the duration and yield curve positioning of the portfolio. These derivatives are not accounted for as hedging instruments.
Fair value of derivative instruments as of October 31, 2025:
Liability Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(565,984)
Total Fair Value	$(565,984)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2025:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk
Futures Transactions	$1,329,646
Total Net Realized Gain (Loss)	$1,329,646

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk
Futures Contracts	$(565,984)
Total Net Change in Unrealized Appreciation (Depreciation)	$(565,984)

Average Notional Amount	Total
Futures Contracts Short (a)	$(28,881,059)

(a)	Positions were open for nine months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.45% on assets up to $1 billion; 0.43% on assets from $1 billion to $3 billion; and 0.42% on assets over $3 billion. During the year ended October 31, 2025, the effective management fee rate was 0.44% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) of Class A shares do not exceed 0.75% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points to Investor Class, Class C, Class C2 and Class I shares. New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that

32	NYLI MacKay New York Muni Fund

Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. These agreements will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2025, New York Life Investments earned fees from the Fund in the amount of $6,328,219 and waived fees and/or reimbursed expenses in the amount of $23,998 and paid the Subadvisor fees in the amount of $3,152,110.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class C shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 0.50%. Pursuant to the Class C2 Plan, Class C2 shares pay the Distributor a monthly distribution fee at an annual rate of 0.40% of the average daily net assets of the Class C2 shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C2 shares, for a total 12b-1 fee of 0.65%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2025, were $4,625 and $3, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the year ended October 31, 2025, of $183,009 and $10,045, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$218,763	$—
Investor Class	241	—
Class C	30,917	—
Class C2	1,392	—
Class I	121,633	—
Class R6	302	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
33

Notes to Financial Statements (continued)
(F) Capital. As of October 31, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class C2	$25,697	1.0%
Class R6	27,387	0.6
Note 4-Federal Income Tax
As of October 31, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,451,170,271	$29,998,704	$(24,738,727)	$5,259,977
As of October 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$—	$(141,601,041)	$(4,717,424)	$431,772	$(145,886,693)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments. The other temporary difference are primarily due to dividends payable.
The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of October 31, 2025 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$(4,914,725)	$4,914,725
The reclassifications for the Fund are primarily due to amortization and accretion on debt securities.
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $141,601,041, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$50,844	$90,757
During the years ended October 31, 2025 and October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$3,153,142	$1,649,834
Return of Capital	5,443,440	—
Exempt Interest Dividends	45,663,171	44,459,765
Total	$54,259,753	$46,109,599
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another,

34	NYLI MacKay New York Muni Fund

subject to the conditions of the exemptive order. During the year ended October 31, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2025, purchases and sales of securities, other than short-term securities, were $614,025 and $584,245, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2025 and October 31, 2024, were as follows:
Class A	Shares	Amount
Year ended October 31, 2025:
Shares sold	27,057,861	$254,806,410
Shares issued to shareholders in reinvestment of distributions	3,064,283	28,869,419
Shares redeemed	(24,131,999)	(226,419,626)
Net increase (decrease) in shares outstanding before conversion	5,990,145	57,256,203
Shares converted into Class A (See Note 1)	800	7,454
Net increase (decrease)	5,990,945	$57,263,657
Year ended October 31, 2024:
Shares sold	32,784,373	$316,662,247
Shares issued to shareholders in reinvestment of distributions	2,502,805	24,159,675
Shares redeemed	(17,402,548)	(167,397,163)
Net increase (decrease) in shares outstanding before conversion	17,884,630	173,424,759
Shares converted into Class A (See Note 1)	39,026	377,746
Shares converted from Class A (See Note 1)	(12,537)	(121,140)
Net increase (decrease)	17,911,119	$173,681,365

Investor Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	2,005	$18,579
Shares issued to shareholders in reinvestment of distributions	1,652	15,571
Shares redeemed	(10,270)	(97,808)
Net increase (decrease) in shares outstanding before conversion	(6,613)	(63,658)
Shares converted into Investor Class (See Note 1)	2,620	25,258
Shares converted from Investor Class (See Note 1)	(638)	(5,875)
Net increase (decrease)	(4,631)	$(44,275)
Year ended October 31, 2024:
Shares sold	28,953	$281,260
Shares issued to shareholders in reinvestment of distributions	1,368	13,210
Shares redeemed	(4,576)	(43,997)
Net increase (decrease) in shares outstanding before conversion	25,745	250,473
Shares converted into Investor Class (See Note 1)	438	4,251
Shares converted from Investor Class (See Note 1)	(15,480)	(150,000)
Net increase (decrease)	10,703	$104,724

Class C	Shares	Amount
Year ended October 31, 2025:
Shares sold	966,703	$9,167,963
Shares issued to shareholders in reinvestment of distributions	171,903	1,620,872
Shares redeemed	(2,466,835)	(23,246,773)
Net increase (decrease) in shares outstanding before conversion	(1,328,229)	(12,457,938)
Shares converted from Class C (See Note 1)	(2,785)	(26,837)
Net increase (decrease)	(1,331,014)	$(12,484,775)
Year ended October 31, 2024:
Shares sold	1,602,899	$15,516,880
Shares issued to shareholders in reinvestment of distributions	182,596	1,762,235
Shares redeemed	(2,242,952)	(21,621,613)
Net increase (decrease) in shares outstanding before conversion	(457,457)	(4,342,498)
Shares converted from Class C (See Note 1)	(23,977)	(231,997)
Net increase (decrease)	(481,434)	$(4,574,495)

35

Notes to Financial Statements (continued)
Class C2	Shares	Amount
Year ended October 31, 2025:
Shares sold	110,497	$1,052,420
Shares issued to shareholders in reinvestment of distributions	8,749	82,377
Shares redeemed	(75,960)	(719,532)
Net increase (decrease)	43,286	$415,265
Year ended October 31, 2024:
Shares sold	85,819	$830,044
Shares issued to shareholders in reinvestment of distributions	5,794	55,898
Shares redeemed	(31,817)	(307,165)
Net increase (decrease)	59,796	$578,777

Class I	Shares	Amount
Year ended October 31, 2025:
Shares sold	24,249,789	$228,978,606
Shares issued to shareholders in reinvestment of distributions	1,578,435	14,878,804
Shares redeemed	(22,594,329)	(211,835,941)
Net increase (decrease)	3,233,895	$32,021,469
Year ended October 31, 2024:
Shares sold	21,033,423	$202,540,747
Shares issued to shareholders in reinvestment of distributions	1,277,399	12,333,336
Shares redeemed	(10,239,109)	(98,224,450)
Net increase (decrease) in shares outstanding before conversion	12,071,713	116,649,633
Shares converted into Class I (See Note 1)	12,537	121,140
Net increase (decrease)	12,084,250	$116,770,773

Class R6	Shares	Amount
Year ended October 31, 2025:
Shares sold	263,293	$2,469,751
Shares issued to shareholders in reinvestment of distributions	30,147	284,454
Shares redeemed	(766,851)	(7,113,732)
Net increase (decrease)	(473,411)	$(4,359,527)
Year ended October 31, 2024:
Shares sold	796,825	$7,700,843
Shares issued to shareholders in reinvestment of distributions	25,326	244,593
Shares redeemed	(132,128)	(1,277,703)
Net increase (decrease)	690,023	$6,667,733
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

36	NYLI MacKay New York Muni Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI MacKay New York Muni Fund (the Fund), one of the funds constituting New York Life Investments Funds Trust, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 19, 2025
37

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For Federal individual income tax purposes, the Fund designated 84.2% of the ordinary income dividends paid during its fiscal year ended October 31, 2025 as attributable to interest income from Tax Exempt Municipal Bonds. Such dividends are currently exempt from Federal income taxes under Section 103(a) of the Internal Revenue Code.
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2025.
38	NYLI MacKay New York Muni Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
39

NYLI MacKay Short Term Muni Fund

Annual Report - Financial Statements and Other Information
October 31, 2025

Portfolio of Investments October 31, 2025†^
	Principal Amount	Value
Municipal Bonds 99.4%
Long-Term Municipal Bonds 94.6%
Alabama 5.2%
Alabama Community College System, Coastal Alabama Community College, Revenue Bonds
Insured: BAM
4.00%, due 10/1/27	$ 500,000	$ 509,190
Alabama Special Care Facilities Financing Authority, Children's Hospital, Revenue Bonds
Series A
5.00%, due 6/1/30	6,000,000	6,580,810
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series B
3.87%, due 4/1/53	7,195,000	7,102,666
Series C-1
4.00%, due 10/1/52 (a)	1,445,000	1,455,110
Series B-1
4.00%, due 4/1/53 (a)	3,920,000	3,982,575
Series C-1
5.25%, due 12/1/25	880,000	881,097
Series F
5.50%, due 11/1/53 (a)	10,000,000	10,571,501
Black Belt Energy Gas District, Revenue Bonds
Series C-1
5.25%, due 2/1/53 (a)	1,960,000	2,090,209
City of Decatur, Limited General Obligation
Series A
2.00%, due 10/1/26	1,900,000	1,874,222
Energy Southeast, A Cooperative District Energy Supply, Revenue Bonds
Series A-1
5.50%, due 11/1/53 (a)	1,510,000	1,666,601
Houston County Health Care Authority, Southeast Alabama Medical Center, Revenue Bonds
Series A
5.00%, due 10/1/30	2,000,000	2,008,559
Southeast Energy Authority A Cooperative District, Project No. 4, Revenue Bonds
Series B-1
5.00%, due 5/1/53 (a)	1,870,000	1,947,197
	Principal Amount	Value

Alabama (continued)
Southeast Energy Authority A Cooperative District, Revenue Bonds (a)
Series C
5.00%, due 5/1/55	$ 3,000,000	$ 3,230,677
Series B
5.25%, due 3/1/55	2,500,000	2,694,201
Southeast Energy Authority A Cooperative District, Project No. 3, Revenue Bonds
Series A-1
5.50%, due 1/1/53 (a)	10,000,000	10,841,503
State of Alabama Docks Department, Revenue Bonds
Series A, Insured: AG
5.00%, due 10/1/27 (b)	1,250,000	1,289,899
		58,726,017
Arizona 2.0%
Arizona Health Facilities Authority, Banner Health, Revenue Bonds
Series B
3.14%, due 1/1/46	600,000	599,991
Series B
3.47%, due 1/1/46	2,400,000	2,399,986
Series B
3.47%, due 1/1/46	12,000,000	11,922,763
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Senior Lien
5.00%, due 7/1/29 (b)	6,210,000	6,656,300
County of Pinal, Revenue Bonds
Insured: BAM
4.314%, due 8/1/28	350,000	353,527
Insured: BAM
4.567%, due 8/1/30	350,000	357,474
		22,290,041
California 9.0%
Alameda Corridor Transportation Authority, Revenue Bonds, Sub. Lien
Series B, Insured: AG-CR AMBAC
(zero coupon), due 10/1/27	4,500,000	4,137,724
Anaheim Public Financing Authority, Convention Center Expansion, Revenue Bonds
Series A, Insured: AG
2.093%, due 7/1/27	1,135,000	1,100,155

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Revenue Bonds, Senior Lien
Series B
5.00%, due 7/1/31 (b)	$ 3,250,000	$ 3,583,347
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds (a)
Series B
5.00%, due 1/1/55	2,000,000	2,125,395
Series D
5.00%, due 2/1/55	3,000,000	3,283,399
Series C
5.25%, due 1/1/54	4,500,000	4,828,138
California Infrastructure & Economic Development Bank, J Paul Getty Trust (The), Revenue Bonds
Series B-2
3.00%, due 10/1/47 (a)	5,500,000	5,505,554
California Municipal Finance Authority, University of San Diego, Revenue Bonds
Series B
2.326%, due 10/1/27	1,590,000	1,539,754
California Municipal Finance Authority, Waste Management, Inc. Project, Revenue Bonds
Series A
3.80%, due 11/1/46 (a)(b)	4,000,000	3,998,830
California Municipal Finance Authority, Channing House Project, Revenue Bonds
Series B, Insured: California Mortgage Insurance
4.51%, due 5/15/30	2,000,000	2,000,006
California State Public Works Board, Various Capital Project, Revenue Bonds
Series C
5.00%, due 11/1/28	2,640,000	2,835,023
California Statewide Communities Development Authority, Southern California Edison Co., Revenue Bonds
Series A
1.75%, due 9/1/29	11,500,000	10,752,948
	Principal Amount	Value

California (continued)
Golden State Tobacco Securitization Corp., Revenue Bonds
Series B, Insured: State Appropriations
2.246%, due 6/1/29	$ 3,900,000	$ 3,659,676
Inglewood Unified School District, Election of 2020, Unlimited General Obligation
Series B
5.00%, due 8/1/26	3,000,000	3,046,202
Series B
5.00%, due 8/1/32	1,100,000	1,255,309
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series D
5.00%, due 7/1/27	655,000	681,518
Series A
5.00%, due 7/1/29	430,000	464,788
Series B
5.00%, due 7/1/30	1,550,000	1,707,585
Series C
5.00%, due 7/1/30	8,000,000	8,730,795
Los Angeles Department of Water & Power, Water System, Revenue Bonds
Series B
5.00%, due 7/1/29	1,000,000	1,081,628
Sacramento City Financing Authority, Tax Allocation
Series A, Insured: NATL-RE
(zero coupon), due 12/1/25	5,000,000	4,988,660
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 7/1/28	1,500,000	1,581,893
Series B
5.00%, due 7/1/29	1,750,000	1,881,442
San Jose Evergreen Community College District, Unlimited General Obligation
Series B
5.102%, due 7/1/43	4,900,000	4,876,485
Saratoga Union School District, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 9/1/26	6,500,000	6,369,626

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Short Term Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
Southern California Logistics Airport Authority, Tax Allocation, Junior Lien (c)
Series A, Insured: AG
5.00%, due 12/1/29	$ 900,000	$ 986,007
Series A, Insured: AG
5.00%, due 12/1/30	625,000	698,939
Series A, Insured: AG
5.00%, due 12/1/31	440,000	500,376
Series A, Insured: AG
5.00%, due 12/1/32	300,000	345,729
Southern California Public Power Authority, Southern Transmission System Renewal Project, Revenue Bonds
Series 1
5.00%, due 7/1/28	3,260,000	3,453,460
Series 1
5.00%, due 7/1/28	470,000	497,892
Southern California Public Power Authority, Windy Point/Windy Flats Project, Revenue Bonds
Series 1
5.00%, due 7/1/29	1,220,000	1,319,586
Southern California Public Power Authority, Apex Power Project, Revenue Bonds
Series A
5.00%, due 7/1/30	4,225,000	4,654,547
University of California, Revenue Bonds
Series BG
1.614%, due 5/15/30	2,395,000	2,167,032
		100,639,448
Colorado 4.6%
Adams & Arapahoe Joint School District 28J, Aurora, Unlimited General Obligation
Insured: State Aid Withholding
5.50%, due 12/1/26	1,000,000	1,031,496
Arapahoe County School District No. 5, Cherry Creek, Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.00%, due 12/15/26	5,000,000	4,930,270
	Principal Amount	Value

Colorado (continued)
Arapahoe County School District No. 5, Cherry Creek, Unlimited General Obligation (continued)
Insured: State Aid Withholding
5.00%, due 12/15/28	$ 11,000,000	$ 11,819,489
Insured: State Aid Withholding
5.00%, due 12/15/29	6,400,000	7,028,370
City & County of Denver, Airport System, Revenue Bonds
Series A
5.00%, due 12/1/25 (b)	5,370,000	5,377,583
Colorado Bridge Enterprise, Central 70 Project, Revenue Bonds
4.00%, due 6/30/27 (b)	4,475,000	4,503,781
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A
5.00%, due 9/1/29	10,750,000	11,529,419
Gunnison County Housing Authority, Whetstone Housing Project, Revenue Bonds
Insured: BAM
5.00%, due 6/1/27	600,000	618,136
Insured: BAM
5.00%, due 6/1/28	550,000	579,372
Insured: BAM
5.00%, due 6/1/29	775,000	830,808
Park Creek Metropolitan District, Westerly Creek District Service Area, Revenue Bonds, Senior Lien
Insured: AG
5.00%, due 12/1/28	1,000,000	1,066,841
Insured: AG
5.00%, due 12/1/29	1,000,000	1,087,177
STC Metropolitan District No. 2, Limited General Obligation, Senior Lien
Series A-1, Insured: AG
5.00%, due 12/1/28	1,500,000	1,589,090
		51,991,832
Connecticut 0.2%
State of Connecticut, Unlimited General Obligation
Series A
3.00%, due 1/15/26	2,260,000	2,260,237
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
District of Columbia 1.9%
District of Columbia, Gallery Place Project, Tax Allocation
5.00%, due 6/1/27	$ 1,090,000	$ 1,091,809
District of Columbia Housing Finance Agency, Paxton Project, Revenue Bonds
2.95%, due 9/1/40 (a)	1,000,000	999,625
District of Columbia Housing Finance Agency, Wesley Hawaii LLC, Revenue Bonds
3.65%, due 7/1/28 (a)	2,620,000	2,647,122
District of Columbia Housing Finance Agency, Belmont Crossing Phase II, Revenue Bonds
Series B
5.00%, due 3/1/29 (a)	2,750,000	2,857,057
Metropolitan Washington Airports Authority, Aviation, Revenue Bonds (b)
Series A
5.00%, due 10/1/27	2,160,000	2,234,631
Series A
5.00%, due 10/1/28	1,020,000	1,080,663
Series A
5.00%, due 10/1/28	1,250,000	1,324,342
Series A
5.00%, due 10/1/29	7,000,000	7,526,696
Series A
5.00%, due 10/1/29	1,735,000	1,865,545
		21,627,490
Florida 1.6%
Alachua County Health Facilities Authority, Oak Hammock at the University of Florida, Inc. Project, Revenue Bonds
Series B-2
3.75%, due 10/1/30	1,000,000	1,001,739
City of South Miami Health Facilities Authority, Inc., Baptist Health South Florida Obligated Group, Revenue Bonds
Series B
5.00%, due 8/15/65 (a)	3,500,000	3,826,987
	Principal Amount	Value

Florida (continued)
County of Miami-Dade, Aviation, Revenue Bonds
Series A
5.00%, due 10/1/29 (b)	$ 2,000,000	$ 2,142,077
County of Pasco, State of Florida Cigarette Tax Revenue, Revenue Bonds
Series A, Insured: AG
5.25%, due 9/1/27	2,000,000	2,083,742
Florida Housing Finance Corp., Osprey Sound, Revenue Bonds
Series D
3.00%, due 3/1/43 (a)	1,000,000	998,945
Greater Orlando Aviation Authority, Revenue Bonds
Series A
5.00%, due 10/1/26 (b)	4,225,000	4,301,773
Miami-Dade County Housing Finance Authority, Rainbow Village Project, Revenue Bonds
Series B, Insured: HUD Sector 8
3.55%, due 3/1/29 (a)	2,000,000	2,024,764
Village Community Development District No. 11, Special Assessment
4.125%, due 5/1/29	1,000,000	997,596
Village Community Development District No. 12, Special Assessment
3.25%, due 5/1/26	480,000	479,461
		17,857,084
Georgia 2.3%
Atlanta Urban Residential Finance Authority, Martin House, Revenue Bonds
3.20%, due 5/1/29 (a)	2,000,000	1,998,623
City of Atlanta, Department of Aviation, Revenue Bonds
Series B
5.00%, due 7/1/27 (b)	2,185,000	2,255,404
Decatur Housing Authority, Calvin Court Project, Revenue Bonds
3.60%, due 8/1/28 (a)	2,150,000	2,168,151

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Short Term Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Georgia (continued)
Development Authority of Monroe County (The), Georgia Power Co. Scherer, Revenue Bonds, First Series
Series 1
1.00%, due 7/1/49 (a)	$ 1,590,000	$ 1,554,264
Main Street Natural Gas, Inc., Revenue Bonds (a)
Series A
4.00%, due 7/1/52	7,490,000	7,597,574
Series A
5.00%, due 5/1/54	2,205,000	2,385,588
Series B
5.00%, due 12/1/54	3,145,000	3,423,119
Series E
5.00%, due 5/1/55	3,645,000	3,960,881
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A
5.00%, due 1/1/26	970,000	973,336
		26,316,940
Guam 0.2%
Territory of Guam, Revenue Bonds
Series G
5.00%, due 1/1/28	1,325,000	1,372,134
Series F
5.00%, due 1/1/29	1,000,000	1,052,173
		2,424,307
Hawaii 0.1%
State of Hawaii, Airports System, Revenue Bonds
Series A
5.00%, due 7/1/28 (b)	1,000,000	1,054,332
Idaho 0.1%
Idaho Housing & Finance Association, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
3.35%, due 7/1/28	1,120,000	1,128,683
	Principal Amount	Value

Illinois 4.5%
Chicago Board of Education, Unlimited General Obligation
Series C, Insured: AG
5.00%, due 12/1/27	$ 1,000,000	$ 1,031,363
City of Chicago, Unlimited General Obligation
Series A
5.00%, due 1/1/30	1,000,000	1,043,281
Series B, Insured: AG-CR
7.375%, due 1/1/33	1,250,000	1,406,675
City of Country Club Hills, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/25	1,230,000	1,230,407
City of Rockford, Waterworks Sysytem, Unlimited General Obligation
Series B, Insured: BAM
4.00%, due 12/15/27	605,000	614,307
Illinois Finance Authority, Presbyterian Homes Obligated Group, Revenue Bonds
Series B
3.92%, due 5/1/42	1,125,000	1,120,161
Kane & DeKalb Counties Community Unit School District No. 302, Kaneland, Unlimited General Obligation
Series B, Insured: AG
(zero coupon), due 2/1/29	2,200,000	1,961,630
La Salle & Bureau Counties Township High School District No. 120, LaSalle-Peru, Unlimited General Obligation
Insured: AG
5.00%, due 12/1/32	1,960,000	2,206,394
Peoria County Community Unit School District No. 323, Limited General Obligation
4.00%, due 4/1/31	2,825,000	2,813,900
Peoria Tazewell Etc Counties Community College District No. 514, Unlimited General Obligation
Series B
6.25%, due 12/1/27	2,665,000	2,846,918
Series B
6.25%, due 12/1/28	2,000,000	2,201,407
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Peoria Tazewell Etc Counties Community College District No. 514, Unlimited General Obligation (continued)
Series B
6.25%, due 12/1/29	$ 775,000	$ 877,786
State of Illinois, Unlimited General Obligation
3.50%, due 6/1/31	1,700,000	1,700,752
Series D
5.00%, due 11/1/25	5,100,000	5,100,000
Series A
5.00%, due 3/1/29	3,745,000	3,992,311
Series B
5.00%, due 10/1/29	800,000	861,156
Series C
5.00%, due 11/1/29	5,920,000	6,145,501
Series 1
6.63%, due 2/1/35	1,807,692	1,928,226
Series 3
6.725%, due 4/1/35	1,538,462	1,650,470
Upper Illinois River Valley Development Authority, Morris Hospital Obligated Group, Revenue Bonds
5.00%, due 12/1/25	100,000	100,074
Village of Pingree Grove, Special Tax
Insured: BAM
3.00%, due 3/1/26	1,000,000	998,892
Insured: BAM
3.10%, due 3/1/27	790,000	788,402
Insured: BAM
3.15%, due 3/1/28	2,175,000	2,168,939
Insured: BAM
3.25%, due 3/1/29	1,815,000	1,810,186
Insured: BAM
3.35%, due 3/1/30	2,500,000	2,493,367
Insured: BAM
3.50%, due 3/1/31	1,250,000	1,247,561
		50,340,066
Indiana 4.2%
Center Grove Community School Corp., Limited General Obligation
Insured: State Intercept
5.00%, due 1/1/26	1,805,000	1,809,200
	Principal Amount	Value

Indiana (continued)
Center Grove Community School Corp., Limited General Obligation (continued)
Insured: State Intercept
5.00%, due 1/1/26	$ 1,000,000	$ 1,002,327
Center Grove Community School Corp., Unlimited General Obligation (c)
Insured: State Aid Intercept
5.00%, due 7/1/26	550,000	555,159
Insured: State Aid Intercept
5.00%, due 1/1/27	550,000	559,764
Hamilton Southeastern Schools, Limited General Obligation
Series A, Insured: State Intercept
5.00%, due 12/31/25	1,430,000	1,434,418
Indiana Finance Authority, Indianapolis Power & Light Co. Project, Revenue Bonds
Series A
0.75%, due 12/1/38 (a)	2,000,000	1,975,181
Indiana Finance Authority, Ohio Valley Electric Corp. Project, Revenue Bonds
Series B
3.00%, due 11/1/30	2,545,000	2,463,884
Series C
3.00%, due 11/1/30	2,400,000	2,323,505
Series A
4.25%, due 11/1/30	1,645,000	1,683,282
Indiana Finance Authority, Republic Services, Inc. Project, Revenue Bonds
Series B
3.20%, due 5/1/28 (a)	3,245,000	3,243,894
Indiana Finance Authority, Indiana University Health, Revenue Bonds
Series D-1
5.00%, due 10/1/64 (a)	3,750,000	4,042,733
Indiana Housing & Community Development Authority, Single Family Mortgage, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
1.80%, due 7/1/32	300,000	262,346

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Short Term Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Indiana (continued)
Indiana Housing & Community Development Authority, Cumberland Crossing Apartments Project, Revenue Bonds
Series A
2.90%, due 3/1/29 (a)	$ 250,000	$ 248,141
Indiana Housing & Community Development Authority, Revenue Bonds (b)
Series B-2, Insured: GNMA / FNMA / FHLMC
4.00%, due 1/1/27	1,135,000	1,139,691
Series B-2, Insured: GNMA / FNMA / FHLMC
4.00%, due 1/1/28	1,000,000	1,009,673
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Revenue Bonds (b)
Series D
5.00%, due 1/1/26	2,495,000	2,502,886
Series B-2
5.00%, due 1/1/28	3,050,000	3,175,997
Series B-2
5.00%, due 1/1/29	10,455,000	11,087,745
New Palestine Community Schools, Limited General Obligation (c)
Insured: State Aid Intercept
5.00%, due 7/15/26	1,130,000	1,145,057
Insured: State Aid Intercept
5.00%, due 1/15/27	590,000	604,076
Richland-Bean Blossom 2000 School Building Corp., Revenue Bonds (c)
Insured: State Aid Intercept
5.00%, due 7/15/27	1,015,000	1,045,997
Insured: State Aid Intercept
5.00%, due 1/15/28	1,060,000	1,102,808
Seymour Elementary School Building Corp., First Mortgage, Revenue Bonds (c)
Insured: State Aid Intercept
5.00%, due 1/15/27	585,000	598,684
Insured: State Aid Intercept
5.00%, due 7/15/27	400,000	413,349
	Principal Amount	Value

Indiana (continued)
Westfield High School Building Corp., First Mortgage, Revenue Bonds
Series B, Insured: State Aid Intercept
5.00%, due 1/15/29 (c)	$ 1,010,000	$ 1,063,887
		46,493,684
Iowa 0.4%
Iowa Finance Authority, Renewable Natural Gas Project, Green Bond, Revenue Bonds
3.875%, due 1/1/42 (a)(b)	830,000	828,145
Iowa Student Loan Liquidity Corp., Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 12/1/28	565,000	591,012
Series B
5.00%, due 12/1/30	1,000,000	1,065,080
Series B
5.00%, due 12/1/31	1,000,000	1,074,436
Kirkwood Community College, Unlimited General Obligation
3.00%, due 6/1/32	500,000	500,075
		4,058,748
Kansas 0.1%
Reno County Unified School District No. 309, Nickerson, Unlimited General Obligation
Insured: AG
5.00%, due 9/1/27	775,000	803,324
Kentucky 1.0%
Kenton County Airport Board, Cincinnati/Northern Kentucky International Airport, Revenue Bonds
Series A
5.00%, due 1/1/29 (b)	1,125,000	1,193,086
Kentucky Economic Development Finance Authority, Republic Services, Inc. Project, Revenue Bonds
Series B
3.20%, due 5/1/28 (a)	3,300,000	3,298,875
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Kentucky (continued)
Kentucky Economic Development Finance Authority, Next Generation Information Highway Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/27	$ 4,245,000	$ 4,249,447
Kentucky Higher Education Student Loan Corp., Revenue Bonds
Series A-2
5.255%, due 6/1/28	500,000	508,420
Series A-2
5.414%, due 6/1/29	1,610,000	1,648,493
		10,898,321
Louisiana 1.2%
Jefferson Sales Tax District, Revenue Bonds
Series A, Insured: AG
5.00%, due 12/1/26	1,500,000	1,537,222
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Revenue Bonds
Series B
5.00%, due 5/15/30	4,000,000	4,314,466
Parish of Livingston, Revenue Bonds
Insured: AG
5.00%, due 10/1/30	6,990,000	7,695,552
		13,547,240
Maine 0.1%
Finance Authority of Maine, Supplemental Education Loan Program, Revenue Bonds
Series A-1, Insured: AG
5.00%, due 12/1/28 (b)	1,000,000	1,037,738
Maine Health & Higher Educational Facilities Authority, Northern Light Health Obligated Group, Revenue Bonds
Series C, Insured: AG State Aid Withholding
5.00%, due 7/1/26	200,000	202,708
Series C, Insured: AG State Aid Withholding
5.00%, due 7/1/27	200,000	207,269
		1,447,715
	Principal Amount	Value

Maryland 0.7%
Maryland Health & Higher Educational Facilities Authority, Meritus Health Issue, Revenue Bonds
5.00%, due 7/1/26	$ 2,515,000	$ 2,549,877
State of Maryland, Unlimited General Obligation, Second Series
Series A
5.00%, due 8/1/29	5,000,000	5,456,568
		8,006,445
Massachusetts 1.3%
Massachusetts Development Finance Agency, Beth Israel Lahey Health, Revenue Bonds
Series N, Insured: AG
5.00%, due 7/1/30	2,425,000	2,668,193
Series N, Insured: AG
5.00%, due 7/1/31	4,825,000	5,399,817
Massachusetts Educational Financing Authority, Revenue Bonds, Senior Lien
Series A
5.52%, due 7/1/35	3,000,000	3,042,228
Massachusetts Housing Finance Agency, Revenue Bonds
Series 221
1.95%, due 12/1/33	1,000,000	865,748
Town of Sandwich, Limited General Obligation
2.00%, due 9/15/33	835,000	738,962
Town of Sutton, Unlimited General Obligation
2.05%, due 6/1/26	1,950,000	1,932,663
		14,647,611
Michigan 2.6%
City of Detroit, Water Sewage Disposal System, Revenue Bonds
Series D, Insured: AG
3.445%, due 7/1/32	13,500,000	13,378,017
Michigan Finance Authority, Trinity Health Credit Group, Revenue Bonds
Series MI-3
3.75%, due 12/1/38 (a)	3,000,000	3,101,326
Michigan Finance Authority, Trinity Health Corp., Revenue Bonds
Series MI-2
3.875%, due 12/1/44 (a)(d)	7,000,000	7,006,072

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Short Term Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Michigan (continued)
Michigan State Housing Development Authority, Revenue Bonds
Series A
3.30%, due 6/1/28	$ 1,775,000	$ 1,785,187
Series A
3.45%, due 12/1/29	1,490,000	1,513,466
Series A
3.60%, due 12/1/30	1,110,000	1,126,155
Walled Lake Consolidated School District, Unlimited General Obligation
Insured: Q-SBLF
5.00%, due 5/1/26	650,000	656,429
		28,566,652
Minnesota 3.0%
Cambridge-Isanti Independent School District No. 911, Unlimited General Obligation
Series A, Insured: SD CRED PROG
2.00%, due 2/1/33	770,000	678,057
City of Mankato, Unlimited General Obligation
Series A
2.125%, due 2/1/27	920,000	905,043
City of Minneapolis, Unlimited General Obligation
4.00%, due 12/1/25	5,500,000	5,504,815
County of Washington, Limited General Obligation
Series A
2.00%, due 2/1/32	1,395,000	1,294,312
County of Washington, Unlimited General Obligation
Series A
2.25%, due 2/1/28	4,000,000	3,908,075
County of Washington, Capital Improvement Plan, Unlimited General Obligation
Series A
2.10%, due 2/1/27	205,000	201,870
Duluth Independent School District No. 709, Unlimited General Obligation
Series C, Insured: SD CRED PROG
(zero coupon), due 2/1/30	1,750,000	1,529,020
	Principal Amount	Value

Minnesota (continued)
Duluth Independent School District No. 709, Unlimited General Obligation (continued)
Series C, Insured: SD CRED PROG
(zero coupon), due 2/1/31	$ 1,200,000	$ 1,012,889
Metropolitan Council, Unlimited General Obligation
Series C
2.50%, due 3/1/29	5,605,000	5,488,638
Shakopee Independent School District No. 720, Unlimited General Obligation
Series C, Insured: SD CRED PROG
(zero coupon), due 2/1/29	5,155,000	4,630,297
South Washington County Independent School District No. 833, School Building, Unlimited General Obligation
Series B, Insured: SD CRED PROG
3.00%, due 2/1/27	8,040,000	8,040,458
St. Cloud Independent School District No. 742, Unlimited General Obligation
Series A, Insured: SD CRED PROG
(zero coupon), due 2/1/30	630,000	553,214
		33,746,688
Mississippi 0.2%
State of Mississippi, Unlimited General Obligation
Series C
4.053%, due 10/1/27	1,745,000	1,752,555
Missouri 0.2%
Kansas City Municipal Assistance Corp., Leasehold, Revenue Bonds
Series B-1, Insured: AMBAC
(zero coupon), due 4/15/26	2,000,000	1,969,282
Montana 0.6%
City of Forsyth, NorthWestern Corp., Revenue Bonds
3.875%, due 7/1/28	3,060,000	3,108,961
City of Forsyth, Avista Corp. Colstrip Project, Revenue Bonds
Series A
3.875%, due 10/1/32	2,300,000	2,371,919
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Montana (continued)
Montana Facility Finance Authority, Kalispell Regional Medical Center, Revenue Bonds
Series B
5.00%, due 7/1/29	$ 1,270,000	$ 1,324,789
		6,805,669
Nevada 1.1%
Clark County School District, Limited General Obligation
Series A
5.00%, due 6/15/27	6,295,000	6,523,524
Las Vegas Convention & Visitors Authority, Convention Center Expansion and Renovation, Revenue Bonds
Series B
5.00%, due 7/1/31	5,665,000	6,308,427
		12,831,951
New Jersey 5.6%
Jersey City Redevelopment Agency, Bayfront Redevelopment Project, Revenue Notes
Series A, Insured: MUN GOVT GTD
4.50%, due 12/11/25	3,330,000	3,333,584
New Jersey Economic Development Authority, New Jersey-American Water Co., Inc., Revenue Bonds (a)(b)
Series A
2.20%, due 10/1/39	3,500,000	3,292,452
Series B
3.75%, due 11/1/34	2,910,000	2,946,678
New Jersey Economic Development Authority, Liberty State Park Project, Revenue Bonds
Series A
4.125%, due 6/15/27	2,900,000	2,901,795
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Senior Lien (b)
Series 1-B
5.00%, due 12/1/27	3,500,000	3,610,481
Series 1-B
5.00%, due 12/1/28	8,000,000	8,394,579
	Principal Amount	Value

New Jersey (continued)
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Senior Lien (b) (continued)
Series 1-B
5.00%, due 12/1/30	$ 9,375,000	$ 9,958,288
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series M
3.375%, due 4/1/29	250,000	251,868
Series M
3.45%, due 10/1/29	370,000	373,799
Series B, Insured: HUD Sector 8
3.50%, due 5/1/29	1,000,000	1,012,837
Series M
3.55%, due 4/1/30	400,000	405,124
Series M
3.60%, due 10/1/30	350,000	354,640
Series M
3.75%, due 4/1/31	780,000	794,104
Series M
3.75%, due 10/1/31	795,000	811,969
Series M
3.90%, due 4/1/32	1,875,000	1,920,960
Series M
3.95%, due 10/1/32	2,465,000	2,533,464
Series M
4.05%, due 4/1/33	550,000	567,091
Series M
4.10%, due 10/1/33	675,000	702,450
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement, Revenue Bonds
Series A-1
5.00%, due 6/15/27	11,000,000	11,141,287
State of New Jersey, Unlimited General Obligation
2.00%, due 6/1/30	1,000,000	945,615
State of New Jersey, COVID-19 General Obligation Emergency Bonds, Unlimited General Obligation
Series A
5.00%, due 6/1/26	5,000,000	5,064,063
Township of Piscataway, Unlimited General Obligation
3.00%, due 10/15/27	1,425,000	1,425,832
		62,742,960

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Short Term Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New Mexico 0.1%
New Mexico Mortgage Finance Authority, Revenue Bonds
Series C, Class I, Insured: GNMA / FNMA / FHLMC
3.45%, due 9/1/32	$ 775,000	$ 780,619
New York 8.1%
City of New York, Unlimited General Obligation
Series H
4.82%, due 2/1/29	2,100,000	2,162,213
County of Suffolk, Public Improvement, Limited General Obligation
Series B, Insured: AG
3.00%, due 8/1/26	3,500,000	3,500,590
Enlarged City School District of the City of Troy, Unlimited General Obligation
Insured: BAM
2.00%, due 6/1/33	1,170,000	1,028,699
New York City Housing Development Corp., Revenue Bonds
Series F-2
3.40%, due 11/1/64 (a)	1,000,000	1,005,364
New York City Housing Development Corp., 8 Spruce Street, Revenue Bonds
Class A
5.458%, due 12/15/31	18,525,000	18,978,996
Class B
6.033%, due 12/15/31	3,600,000	3,719,223
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series B
5.00%, due 5/1/28	5,755,000	6,093,845
New York Liberty Development Corp., 4 World Trade Center Project, Revenue Bonds
Series A
1.70%, due 11/15/30	1,270,000	1,146,701
	Principal Amount	Value

New York (continued)
New York State Dormitory Authority, State of New York Personal Income Tax, Revenue Bonds
Series C
1.952%, due 3/15/29	$ 4,525,000	$ 4,268,101
New York State Dormitory Authority, Revenue Bonds
Series D
5.50%, due 3/15/30	3,152,430	3,205,197
New York State Energy Research & Development Authority, New York State Electric & Gas Corp., Revenue Bonds
Series D
3.50%, due 10/1/29	7,285,000	7,260,200
New York State Energy Research & Development Authority, Revenue Bonds
Series A
5.739%, due 4/1/26	1,625,000	1,626,943
Series A
5.789%, due 4/1/27	4,000,000	4,015,047
Series A
5.822%, due 4/1/28	2,500,000	2,517,108
Series A
5.947%, due 4/1/29	1,000,000	1,009,845
New York State Housing Finance Agency, West 38TH Street LLC, Revenue Bonds
Series A, Insured: FHLMC
3.57%, due 5/1/42 (a)	10,000,000	10,157,931
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
Insured: AG-CR
5.00%, due 12/1/26	5,000,000	5,103,159
Insured: AG-CR
5.00%, due 12/1/29	4,000,000	4,311,827
5.00%, due 12/1/30	2,000,000	2,161,980
Onondaga Civic Development Corp., Syracuse University Project, Revenue Bonds
5.00%, due 12/1/29	700,000	767,829
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
Oppenheim-Ephratah-St. Johnsville Central School District, Unlimited General Obligation
Insured: AG State Aid Withholding
2.00%, due 6/15/33	$ 785,000	$ 681,506
Poland Central School District, Unlimited General Obligation
Insured: BAM State Aid Withholding
2.00%, due 6/15/33	805,000	705,829
TSASC, Inc., Revenue Bonds
Series A
5.00%, due 6/1/26	3,095,000	3,127,628
West Athens Lime Street Fire District, Unlimited General Obligation
4.25%, due 9/3/26	2,250,000	2,264,355
		90,820,116
North Carolina 2.0%
County of Wake, Unlimited General Obligation
Series C
5.00%, due 4/1/33	4,575,000	5,331,262
Cumberland County Industrial Facilities & Pollution Control Financing Authority, Project Aero, Revenue Bonds
3.125%, due 12/1/27 (a)(b)	11,900,000	11,889,504
Greater Asheville Regional Airport Authority, Revenue Bonds (b)
Insured: AG
5.00%, due 7/1/28	1,000,000	1,047,782
Insured: AG
5.00%, due 7/1/29	1,165,000	1,241,214
Insured: AG
5.00%, due 7/1/30	1,100,000	1,188,762
North Carolina State Education Assistance Authority, Revenue Bonds, Senior Lien (b)
Series A
5.50%, due 6/1/28	750,000	785,775
Series A
5.50%, due 6/1/29	1,300,000	1,384,107
		22,868,406
	Principal Amount	Value

North Dakota 0.1%
North Dakota Housing Finance Agency, Revenue Bonds
Series D
5.50%, due 7/1/31	$ 1,015,000	$ 1,139,717
Ohio 2.8%
Akron Bath Copley Joint Township Hospital District, Summa Health System Obligated Group, Revenue Bonds
5.25%, due 11/15/46	11,275,000	11,542,125
Cleveland Municipal School District, Unlimited General Obligation
Insured: SD CRED PROG
5.00%, due 12/1/25	1,100,000	1,101,702
Insured: SD CRED PROG
5.00%, due 12/1/26	1,300,000	1,330,443
Columbus Regional Airport Authority, John Glenn Columbus International Airport, Revenue Bonds
Series A
5.00%, due 1/1/30 (b)	2,000,000	2,142,684
County of Fayette, Adena Health System Obligated Group, Revenue Bonds
Insured: AG
5.25%, due 12/1/29	600,000	650,095
Insured: AG
5.25%, due 12/1/30	600,000	661,466
Insured: AG
5.25%, due 12/1/31	1,000,000	1,119,777
Ohio Higher Educational Facility Commission, Case Western Reserve University, Revenue Bonds
Series B
3.45%, due 12/1/42	3,995,000	3,965,901
Ohio Turnpike & Infrastructure Commission, Infrastructure Projects, Revenue Bonds, Junior Lien
Series A
5.00%, due 2/15/26	2,000,000	2,011,658
Springboro Community City School District, Unlimited General Obligation
Insured: AG
5.25%, due 12/1/25	2,000,000	2,003,525

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay Short Term Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Ohio (continued)
State of Ohio, Unlimited General Obligation
Series A
5.00%, due 3/1/26	$ 1,275,000	$ 1,284,360
Series U
5.00%, due 5/1/27	2,580,000	2,669,811
State of Ohio, Portsmouth Bypass Project, Revenue Bonds
Insured: AG
5.00%, due 12/31/28 (b)	1,275,000	1,277,346
		31,760,893
Oregon 1.9%
City of Redmond, Airport Expansion Projects, Limited General Obligation
Series A
5.00%, due 6/1/32 (b)	500,000	549,016
Clackamas County Service District No. 1, Revenue Bonds
2.375%, due 12/1/31	3,000,000	2,900,375
Deschutes County Administrative School District No. 1, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 6/15/29	6,000,000	6,017,669
Oregon School Boards Association, Limited General Obligation
Series B, Insured: NATL-RE State Intercept
5.55%, due 6/30/28	3,498,224	3,569,194
Series B, Insured: NATL-RE
5.68%, due 6/30/28	1,797,839	1,837,850
Port of Portland, Airport, Revenue Bonds
Series 30-A
5.00%, due 7/1/29 (b)	3,000,000	3,210,216
State of Oregon, Article XI-Q State Projects, Unlimited General Obligation
Series B
4.791%, due 5/1/31	1,145,000	1,192,193
Series B
4.891%, due 5/1/32	1,500,000	1,570,046
		20,846,559
	Principal Amount	Value

Pennsylvania 6.3%
Armstrong School District, Limited General Obligation
Series A, Insured: BAM State Aid Withholding
5.00%, due 3/15/28	$ 2,070,000	$ 2,173,867
Commonwealth of Pennsylvania, Unlimited General Obligation, First Series
3.20%, due 3/1/29	5,000,000	5,049,438
General Authority of Southcentral Pennsylvania, WellSpan Health Obligated Group, Revenue Bonds
Series A
5.00%, due 6/1/29	22,000,000	23,646,300
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project, Revenue Bonds
0.95%, due 12/1/33 (a)	8,000,000	7,761,346
Pennsylvania Higher Educational Facilities Authority, Indiana University, Revenue Bonds
Series A, Insured: AG
3.445%, due 7/1/27	945,000	937,580
Pennsylvania Turnpike Commission, Revenue Bonds, First Series
Series 1
5.00%, due 6/1/29	18,245,000	19,674,875
Series 1
5.00%, due 12/1/29	5,115,000	5,571,228
Philadelphia Housing Authority, PHADC Acquisition Program, Revenue Bonds
Series A
5.00%, due 3/1/28	4,750,000	4,965,787
West Mifflin School District, Limited General Obligation
Insured: AG State Aid Withholding
5.00%, due 4/1/28	1,000,000	1,019,674
		70,800,095
Puerto Rico 0.0% ‡
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/31	70,000	57,341
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Rhode Island 0.4%
Rhode Island Student Loan Authority, Revenue Bonds
Series A
5.00%, due 12/1/29 (b)	$ 1,000,000	$ 1,057,450
Rhode Island Student Loan Authority, Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 12/1/30	1,750,000	1,858,880
Series B
5.00%, due 12/1/32	1,000,000	1,078,722
		3,995,052
Tennessee 1.6%
County of Campbell, Unlimited General Obligation
Insured: AG
2.00%, due 6/1/31	985,000	903,971
Metropolitan Government of Nashville & Davidson County, Unlimited General Obligation
2.50%, due 1/1/29	1,000,000	979,823
New Memphis Arena Public Building Authority, City of Memphis Project, Revenue Bonds
(zero coupon), due 4/1/27 (e)	1,000,000	984,942
Shelby County Health Educational & Housing Facilities Board, Baptist Memorial Health Care, Revenue Bonds
Series B
5.00%, due 9/1/44 (a)	2,000,000	2,155,597
Shelby County Health Educational & Housing Facilities Board, Baptist Memorial Health Care Obligated Group, Revenue Bonds
Series B
5.00%, due 9/1/49 (a)	2,000,000	2,117,460
Tennessee Energy Acquisition Corp., Gas Project, Revenue Bonds
4.00%, due 11/1/49 (a)	7,650,000	7,650,000
Tennessee Housing Development Agency, Residential Finance Program, Revenue Bonds (b)
Series 1-C
3.55%, due 1/1/29	1,195,000	1,195,118
	Principal Amount	Value

Tennessee (continued)
Tennessee Housing Development Agency, Residential Finance Program, Revenue Bonds (b) (continued)
Series 1-C
3.55%, due 7/1/29	$ 2,235,000	$ 2,235,581
		18,222,492
Texas 7.5%
Central Texas Regional Mobility Authority, Revenue Bonds
Series C
5.00%, due 1/1/27	855,000	857,337
City of Brownsville, Utilities System, Revenue Bonds
Insured: AG
5.00%, due 9/1/27	1,330,000	1,381,018
Insured: AG
5.00%, due 9/1/28	1,250,000	1,329,895
Insured: AG
5.00%, due 9/1/29	2,220,000	2,411,120
Insured: AG
5.00%, due 9/1/30	2,845,000	3,138,545
City of Dallas, Limited General Obligation
Series B
5.00%, due 2/15/26	7,000,000	7,043,406
Series B
5.00%, due 2/15/26	7,000,000	7,043,406
City of Galveston, Wharves & Terminal, Revenue Bonds, First Lien (b)
Series A
5.00%, due 8/1/26	625,000	631,346
Series A
5.00%, due 8/1/28	725,000	753,747
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series B
5.00%, due 11/15/26	2,000,000	2,046,935
City of Mesquite, Waterworks & Sewer System, Revenue Bonds
5.00%, due 3/1/26	1,035,000	1,042,120
Clifton Higher Education Finance Corp., YES Prep Public Schools, Inc., Revenue Bonds
Insured: PSF-GTD
5.00%, due 4/1/28	305,000	319,940

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay Short Term Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Clifton Higher Education Finance Corp., YES Prep Public Schools, Inc., Revenue Bonds (continued)
Insured: PSF-GTD
5.00%, due 4/1/29	$ 500,000	$ 534,332
Clint Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/29 (c)	1,365,000	1,473,783
Dayton Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/26	3,800,000	3,821,826
Denton Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.00%, due 8/15/28	5,950,000	5,951,309
Fort Bend County Municipal Utility District No. 134B, Unlimited General Obligation
Insured: AG
6.50%, due 3/1/27	390,000	407,489
Harris County Municipal Utility District No. 171, Unlimited General Obligation
Insured: BAM
7.00%, due 12/1/26	930,000	966,637
Insured: BAM
7.00%, due 12/1/27	800,000	863,070
Harris County Municipal Utility District No. 489, Unlimited General Obligation
Insured: BAM
2.00%, due 9/1/32	1,300,000	1,140,326
Insured: BAM
6.00%, due 9/1/26	980,000	1,003,936
Harris County Municipal Utility District No. 490, Unlimited General Obligation
Insured: BAM
6.50%, due 3/1/29	830,000	917,497
Insured: BAM
6.50%, due 3/1/30	870,000	987,268
Insured: AG
7.50%, due 9/1/29	1,170,000	1,288,692
	Principal Amount	Value

Texas (continued)
Harris County Water Control & Improvement District No. 158, Unlimited General Obligation
Insured: BAM
7.00%, due 9/1/26	$ 325,000	$ 335,845
Leander Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
(zero coupon), due 8/15/28	500,000	461,628
Matagorda County Navigation District No. 1, Central Power and Light Company Project, Revenue Bonds
Series A
2.60%, due 11/1/29	4,260,000	4,132,736
Mckinney Municipal Utility District No. 2, Unlimited General Obligation
Insured: BAM
6.50%, due 9/1/31 (c)	2,300,000	2,539,399
Midland County Fresh Water Supply District No. 1, Midland Projects, Revenue Bonds
Series A
(zero coupon), due 9/15/32	500,000	375,020
Montgomery County Municipal Utility District No. 138, Unlimited General Obligation
Insured: AG
6.375%, due 9/1/30	1,580,000	1,717,301
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Revenue Bonds
5.00%, due 11/1/25	300,000	300,000
5.00%, due 11/1/26	280,000	283,016
5.00%, due 11/1/27	345,000	353,114
5.00%, due 11/1/28	435,000	450,727
North East Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 1/1/28	545,000	568,678
Series A
5.00%, due 1/1/29	800,000	850,157
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System, Revenue Bonds
3.00%, due 6/1/33	1,930,000	1,914,625
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Port of Corpus Christi Authority of Nueces County, Revenue Bonds
3.737%, due 12/1/26	$ 3,000,000	$ 2,999,877
State of Texas, Public Finance Authority, Unlimited General Obligation
2.326%, due 10/1/29	3,000,000	2,844,889
State of Texas, Unlimited General Obligation
5.00%, due 8/1/27 (b)	1,975,000	2,043,703
State of Texas, College Student Loan, Unlimited General Obligation
Series A
5.25%, due 8/1/28 (b)	2,360,000	2,505,137
Texas Department of Housing & Community Affairs, Revenue Bonds
Series B, Insured: GNMA
3.65%, due 1/1/28	625,000	630,817
Series B, Insured: GNMA
3.80%, due 1/1/29	1,075,000	1,091,349
Series B, Insured: GNMA
3.85%, due 7/1/29	995,000	1,013,522
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
3.528%, due 9/15/27	7,690,000	7,697,352
Texas Public Finance Authority, Financing System-Texas Southern University, Revenue Bonds
Insured: BAM
5.00%, due 5/1/26	500,000	504,110
Town of Trophy Club, Public Improvement District No. 1, Special Assessment
5.00%, due 9/1/28	500,000	512,599
5.00%, due 9/1/30	500,000	529,356
		84,009,937
U.S. Virgin Islands 1.4%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/26	15,430,000	15,512,398
	Principal Amount	Value

Utah 1.0%
City of Salt Lake City, Airport, Revenue Bonds
Series A
5.00%, due 7/1/29 (b)	$ 2,000,000	$ 2,103,331
County of Salt Lake, Convention Hotel, Unlimited General Obligation
Series B
2.00%, due 12/15/25	2,000,000	1,996,689
Series B
2.30%, due 12/15/28	1,000,000	979,913
Utah Housing Corp., Liberty Corner, Revenue Bonds
3.00%, due 9/1/45 (a)	2,000,000	1,994,176
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
5.00%, due 10/15/26	1,265,000	1,281,865
Utah State Building Ownership Authority, State Facilities Master Lease Program, Revenue Bonds
2.25%, due 5/15/26	1,770,000	1,757,496
Weber School District, Unlimited General Obligation
Insured: School Bond Guaranty
2.125%, due 6/15/32	1,670,000	1,558,155
		11,671,625
Virginia 2.9%
Arlington County Industrial Development Authority, Goodwill Glebe Road Redevelopment, Revenue Bonds
2.95%, due 9/1/49 (a)	1,000,000	996,011
Bristol Industrial Development Authority, Revenue Bonds
Series A
6.75%, due 11/1/33 (d)	1,475,000	1,492,522
Gloucester County Economic Development Authority, Waste Management Disposal Services of Virginia, Inc., Revenue Bonds
Series A
4.25%, due 9/1/38 (a)(b)	4,000,000	4,044,315
Petersburg Redevelopment & Housing Authority, PB Petersburg Owner II LLC, Revenue Bonds
4.00%, due 5/1/45 (a)	2,500,000	2,530,793

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay Short Term Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Virginia (continued)
Virginia College Building Authority, 21st Century College & Equipment Programs, Revenue Bonds
Series D, Insured: State Intercept
3.00%, due 2/1/26	$ 3,000,000	$ 3,000,070
Virginia Housing Development Authority, Revenue Bonds
Series G
3.125%, due 7/1/56 (c)	3,750,000	3,749,173
Series F-1
3.55%, due 1/1/27	310,000	311,077
Series F-1
3.60%, due 7/1/27	800,000	804,536
Series A
3.65%, due 3/1/29	2,060,000	2,062,419
Virginia Public School Authority, Revenue Bonds
Series B, Insured: State Intercept
2.25%, due 8/1/29	2,000,000	1,931,922
Series A, Insured: State Intercept
3.00%, due 8/1/28	3,950,000	3,954,637
Virginia Small Business Financing Authority, Pure Salmon Virginia LLC, Revenue Bonds
4.00%, due 11/1/52 (a)(b)	2,500,000	2,500,677
Virginia Small Business Financing Authority, Hampton University, Revenue Bonds
5.00%, due 10/1/27	1,000,000	1,030,982
5.00%, due 10/1/28	1,100,000	1,152,233
5.00%, due 10/1/29	1,100,000	1,168,959
5.00%, due 10/1/30	1,125,000	1,211,295
		31,941,621
Washington 1.6%
County of King, Sewer, Revenue Bonds, Junior Lien
Series A
3.45%, due 1/1/40	10,000,000	9,907,258
Seattle Housing Authority, Northgate Plaza Project, Revenue Bonds
1.00%, due 6/1/26	895,000	879,443
State of Washington, Motor Vehicle Fuel Tax, Unlimited General Obligation
Series F, Insured: NATL-RE
(zero coupon), due 12/1/26	5,720,000	5,556,003
	Principal Amount	Value

Washington (continued)
Washington State Housing Finance Commission, Revenue Bonds
Series 1-N, Insured: GNMA / FNMA / FHLMC
1.90%, due 12/1/32	$ 1,300,000	$ 1,150,036
		17,492,740
West Virginia 0.3%
West Virginia Economic Development Authority, AMOS Project, Revenue Bonds
Series A
3.30%, due 1/1/41 (a)(b)	3,000,000	3,019,908
Wisconsin 2.6%
City of Madison, Unlimited General Obligation
Series A
2.10%, due 10/1/26	6,690,000	6,615,578
Series A
2.15%, due 10/1/27	6,690,000	6,511,436
County of Dane, Unlimited General Obligation
Series A
2.00%, due 6/1/26	3,000,000	2,968,167
PMA Levy & Aid Anticipation Notes Program, Revenue Notes
Series A
5.00%, due 8/27/26	1,000,000	1,017,396
Series B
5.00%, due 9/24/26	6,500,000	6,621,205
State of Wisconsin, Unlimited General Obligation
Series 2
5.00%, due 5/1/31	1,810,000	2,044,696
Series 4
5.00%, due 5/1/32	3,000,000	3,448,222
		29,226,700
Total Long-Term Municipal Bonds (Cost $1,044,095,284)		1,059,141,541
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Short-Term Municipal Notes 4.8%
Florida 0.9%
Hillsborough County Industrial Development Authority, BayCare Health System, Revenue Bonds
Series D
3.90%, due 11/15/54 (f)	$ 10,000,000	$ 10,000,000
Georgia 0.9%
Development Authority of Burke County (The), Georgia Power Co. Vogtle Project, Revenue Bonds, First Series
Series 1
3.95%, due 7/1/49 (f)	10,000,000	10,000,000
Indiana 0.2%
Indiana Finance Authority, Deaconess Health System, Revenue Bonds
Series B
3.52%, due 3/1/39	1,680,000	1,667,049
New Jersey 0.1%
Tender Option Bond Trust Receipts, Revenue Bonds
3.93%, due 6/15/50 (d)(f)	1,500,000	1,500,000
Ohio 0.9%
State of Ohio, Cleveland Clinic Health System, Revenue Bonds
Series E
3.75%, due 1/1/52 (f)	10,000,000	10,000,000
Pennsylvania 0.9%
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Revenue Bonds
Series D-2
3.90%, due 11/1/61 (f)	10,000,000	10,000,000
	Principal Amount	Value

Texas 0.9%
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project, Revenue Bonds
Series A
2.78%, due 11/15/50 (f)	$ 10,000,000	$ 10,000,000
Total Short-Term Municipal Notes (Cost $53,180,000)		53,167,049
Total Municipal Bonds (Cost $1,097,275,284)		1,112,308,590

Long-Term Bonds 1.2%
Corporate Bonds 1.2%
Commercial Services 0.8%
Toll Road Investors Partnership II LP
(zero coupon), due 2/15/32 (d)	12,700,000	8,525,618
Healthcare-Services 0.4%
Lifespan Corp.
Series 2025
5.05%, due 2/15/30	5,000,000	5,050,300
Total Corporate Bonds (Cost $13,362,480)		13,575,918
Total Long-Term Bonds (Cost $13,362,480)		13,575,918

	Shares	Value
Short-Term Investment 1.7%
Unaffiliated Investment Company 1.7%
Dreyfus Government Cash Management - Institutional Shares, 3.94% (g)	19,337,496	19,337,496
Total Short-Term Investment (Cost $19,337,496)		19,337,496
Total Investments (Cost $1,129,975,260)	102.3%	1,145,222,004
Other Assets, Less Liabilities	(2.3)	(25,677,823)
Net Assets	100.0%	$ 1,119,544,181

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay Short Term Muni Fund

(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of October 31, 2025.
(b)	Interest on these securities is subject to alternative minimum tax.
(c)	Delayed delivery security.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Step coupon—Rate shown was the rate in effect as of October 31, 2025.
(f)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(g)	Current yield as of October 31, 2025.

Abbreviation(s):
AG—Assured Guaranty Ltd.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
HUD—Housing and Urban Development
MUN GOVT GTD—Municipal Government Guaranteed
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
Q-SBLF—Qualified School Board Loan Fund
SD CRED PROG—School District Credit Enhancement Program
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,059,141,541	$ —	$ 1,059,141,541
Short-Term Municipal Notes	—	53,167,049	—	53,167,049
Total Municipal Bonds	—	1,112,308,590	—	1,112,308,590
Long-Term Bonds
Corporate Bonds	—	13,575,918	—	13,575,918
Total Corporate Bonds	—	13,575,918	—	13,575,918
Short-Term Investment
Unaffiliated Investment Company	19,337,496	—	—	19,337,496
Total Investments in Securities	$ 19,337,496	$ 1,125,884,508	$ —	$ 1,145,222,004

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in securities, at value (identified cost $1,129,975,260)	$1,145,222,004
Cash	6
Receivables:
Interest	10,783,949
Fund shares sold	8,644,984
Other assets	95,048
Total assets	1,164,745,991
Liabilities
Payables:
Investment securities purchased	42,916,298
Fund shares redeemed	963,854
Manager (See Note 3)	307,879
NYLIFE Distributors (See Note 3)	63,554
Transfer agent (See Note 3)	60,409
Custodian	10,886
Professional fees	3,588
Trustees	692
Accrued expenses	18,315
Distributions payable	856,335
Total liabilities	45,201,810
Net assets	$1,119,544,181
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$119,689
Additional paid-in-capital	1,189,423,261
1,189,542,950
Total distributable earnings (loss)	(69,998,769)
Net assets	$1,119,544,181
Class A
Net assets applicable to outstanding shares	$244,458,909
Shares of beneficial interest outstanding	26,133,539
Net asset value per share outstanding	$9.35
Maximum sales charge (1.00% of offering price)	0.09
Maximum offering price per share outstanding	$9.44
Class A2
Net assets applicable to outstanding shares	$59,318,780
Shares of beneficial interest outstanding	6,333,661
Net asset value per share outstanding	$9.37
Maximum sales charge (2.00% of offering price)	0.19
Maximum offering price per share outstanding	$9.56
Investor Class
Net assets applicable to outstanding shares	$1,719,381
Shares of beneficial interest outstanding	183,296
Net asset value per share outstanding	$9.38
Maximum sales charge (0.50% of offering price)	0.05
Maximum offering price per share outstanding	$9.43
Class I
Net assets applicable to outstanding shares	$755,240,737
Shares of beneficial interest outstanding	80,747,268
Net asset value and offering price per share outstanding	$9.35
Class R6
Net assets applicable to outstanding shares	$58,806,374
Shares of beneficial interest outstanding	6,291,730
Net asset value and offering price per share outstanding	$9.35

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay Short Term Muni Fund

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Interest	$35,350,843
Expenses
Manager (See Note 3)	3,251,375
Distribution/Service—Class A (See Note 3)	539,404
Distribution/Service—Class A2 (See Note 3)	106,863
Distribution/Service—Investor Class (See Note 3)	4,721
Transfer agent (See Note 3)	329,389
Professional fees	126,428
Registration	97,935
Custodian	56,991
Trustees	23,447
Shareholder communication	14,662
Miscellaneous	27,869
Total expenses before waiver/reimbursement	4,579,084
Expense waiver/reimbursement from Manager (See Note 3)	(146,661)
Net expenses	4,432,423
Net investment income (loss)	30,918,420
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(144,396)
Net change in unrealized appreciation (depreciation) on investments	8,300,365
Net realized and unrealized gain (loss)	8,155,969
Net increase (decrease) in net assets resulting from operations	$39,074,389
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Statements of Changes in Net Assets
for the years ended October 31, 2025 and October 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$30,918,420	$25,804,211
Net realized gain (loss)	(144,396)	(637,993)
Net change in unrealized appreciation (depreciation)	8,300,365	20,685,245
Net increase (decrease) in net assets resulting from operations	39,074,389	45,851,463
Distributions to shareholders:
Class A	(6,775,582)	(6,937,459)
Class A2	(1,338,082)	(1,260,608)
Investor Class	(53,295)	(60,017)
Class I	(20,332,332)	(15,428,119)
Class R6	(2,486,402)	(2,258,766)
Total distributions to shareholders	(30,985,693)	(25,944,969)
Capital share transactions:
Net proceeds from sales of shares	711,425,180	268,722,238
Net asset value of shares issued to shareholders in reinvestment of distributions	21,067,951	16,313,412
Cost of shares redeemed	(423,284,872)	(371,649,254)
Increase (decrease) in net assets derived from capital share transactions	309,208,259	(86,613,604)
Net increase (decrease) in net assets	317,296,955	(66,707,110)
Net Assets
Beginning of year	802,247,226	868,954,336
End of year	$1,119,544,181	$802,247,226
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI MacKay Short Term Muni Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,		May 1, 2023 through October 31,	Year Ended April 30,
Class A	2025	2024	2023#	2023	2022	2021
Net asset value at beginning of period	$9.27	$9.06	$9.26	$9.31	$9.73	$9.54
Net investment income (loss) (a)	0.29	0.29	0.13	0.15	0.04	0.06
Net realized and unrealized gain (loss)	0.08	0.21	(0.20)	(0.03)	(0.41)	0.21
Total from investment operations	0.37	0.50	(0.07)	0.12	(0.37)	0.27
Less distributions:
From net investment income	(0.29)	(0.29)	(0.13)	(0.17)	(0.05)	(0.08)
Net asset value at end of period	$9.35	$9.27	$9.06	$9.26	$9.31	$9.73
Total investment return (b)	4.08%	5.55%	(0.73)%	1.32%	(3.81)%	2.85%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.13%	3.09%	2.84%††	1.66%	0.36%	0.63%
Net expenses	0.67%	0.68%	0.69%††	0.68%	0.67%	0.65%
Expenses (before waiver/reimbursement)	0.67%	0.68%	0.69%††	0.68%	0.67%	0.65%
Portfolio turnover rate (c)	76%	48%	61%	99%	62%	28%
Net assets at end of period (in 000's)	$244,459	$201,335	$250,092	$306,828	$409,722	$503,769

#	The Fund changed its fiscal year end from April 30 to October 31.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

	Year Ended October 31,		May 1, 2023 through October 31,	Year Ended April 30,		September 30, 2020^ through April 30, 2021
Class A2	2025	2024	2023#	2023	2022
Net asset value at beginning of period	$9.29	$9.07	$9.27	$9.32	$9.75	$9.70**
Net investment income (loss) (a)	0.29	0.29	0.13	0.15	0.03	0.02
Net realized and unrealized gain (loss)	0.08	0.22	(0.20)	(0.03)	(0.41)	0.07
Total from investment operations	0.37	0.51	(0.07)	0.12	(0.38)	0.09
Less distributions:
From net investment income	(0.29)	(0.29)	(0.13)	(0.17)	(0.05)	(0.04)
Net asset value at end of period	$9.37	$9.29	$9.07	$9.27	$9.32	$9.75
Total investment return (b)	4.07%	5.65%	(0.73)%	1.32%	(3.91)%	0.90%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.12%	3.09%	2.84%††	1.57%	0.36%	0.40%††
Net expenses	0.67%	0.68%	0.69%††	0.68%	0.67%	0.65%††
Portfolio turnover rate (c)	76%	48%	61%	99%	62%	28%
Net assets at end of period (in 000's)	$59,319	$35,493	$48,197	$54,326	$98,890	$88,248

#	The Fund changed its fiscal year end from April 30 to October 31.
**	Based on the net asset value of Class A as of September 30, 2020.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class A2 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Financial Highlights selected per share data and ratios
	Year Ended October 31,		May 1, 2023 through October 31, 2023#	Year Ended April 30,
Investor Class	2025	2024		2023	2022	2021
Net asset value at beginning of period	$9.30	$9.08	$9.28	$9.33	$9.76	$9.57
Net investment income (loss) (a)	0.26	0.26	0.12	0.13	0.01	0.04
Net realized and unrealized gain (loss)	0.08	0.22	(0.20)	(0.04)	(0.42)	0.20
Total from investment operations	0.34	0.48	(0.08)	0.09	(0.41)	0.24
Less distributions:
From net investment income	(0.26)	(0.26)	(0.12)	(0.14)	(0.02)	(0.05)
Net asset value at end of period	$9.38	$9.30	$9.08	$9.28	$9.33	$9.76
Total investment return (b)	3.74%	5.32%	(0.89)%	0.99%	(4.19)%	2.64%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.81%	2.77%	2.53%††	1.37%	0.06%	0.41%
Net expenses	0.99%	0.99%	0.99%††	1.00%	0.99%	0.98%
Expenses (before waiver/reimbursement)	1.31%	1.30%	1.32%††	1.30%	1.24%	1.25%
Portfolio turnover rate (c)	76%	48%	61%	99%	62%	28%
Net assets at end of period (in 000's)	$1,719	$2,026	$2,230	$2,511	$2,884	$3,608

#	The Fund changed its fiscal year end from April 30 to October 31.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

	Year Ended October 31,		May 1, 2023 through October 31,	Year Ended April 30,
Class I	2025	2024	2023#	2023	2022	2021
Net asset value at beginning of period	$9.27	$9.06	$9.26	$9.31	$9.73	$9.54
Net investment income (loss) (a)	0.32	0.31	0.14	0.18	0.06	0.09
Net realized and unrealized gain (loss)	0.08	0.21	(0.19)	(0.03)	(0.40)	0.21
Total from investment operations	0.40	0.52	(0.05)	0.15	(0.34)	0.30
Less distributions:
From net investment income	(0.32)	(0.31)	(0.15)	(0.20)	(0.08)	(0.11)
Net asset value at end of period	$9.35	$9.27	$9.06	$9.26	$9.31	$9.73
Total investment return (b)	4.36%	5.84%	(0.59)%	1.60%	(3.55)%	3.12%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.40%	3.36%	3.13%††	1.89%	0.63%	0.89%
Net expenses	0.40%	0.40%	0.40%††	0.40%	0.40%	0.40%
Expenses (before waiver/reimbursement)	0.42%	0.43%	0.44%††	0.43%	0.42%	0.40%
Portfolio turnover rate (c)	76%	48%	61%	99%	62%	28%
Net assets at end of period (in 000's)	$755,241	$474,443	$514,457	$663,175	$1,125,893	$1,400,328

#	The Fund changed its fiscal year end from April 30 to October 31.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI MacKay Short Term Muni Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,		May 1, 2023 through October 31,	May 2, 2022^ through April 30,
Class R6	2025	2024	2023#	2023
Net asset value at beginning of period	$9.27	$9.05	$9.25	$9.30**
Net investment income (loss) (a)	0.32	0.31	0.14	0.18
Net realized and unrealized gain (loss)	0.08	0.22	(0.19)	(0.03)
Total from investment operations	0.40	0.53	(0.05)	0.15
Less distributions:
From net investment income	(0.32)	(0.31)	(0.15)	(0.20)
Net asset value at end of period	$9.35	$9.27	$9.05	$9.25
Total investment return (b)	4.38%	5.97%	(0.59)%	1.60%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.42%	3.38%	3.12%††	2.00%††
Net expenses	0.39%	0.39%	0.40%††	0.40%††(c)
Expenses (before waiver/reimbursement)	0.39%	0.39%	0.41%††	0.40%††
Portfolio turnover rate (d)	76%	48%	61%	99%
Net assets at end of period (in 000's)	$58,806	$88,949	$53,978	$85,211

#	The Fund changed its fiscal year end from April 30 to October 31.
**	Based on the net asset value of Class I as of May 2, 2022.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	Expense waiver/reimbursement less than 0.01%.
(d)	The portfolio turnover rate includes variable rate demand notes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay Short Term Muni Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 2, 2004
Class A2	September 30, 2020
Investor Class	February 28, 2008
Class I	January 2, 1991
Class R6	May 2, 2022
Class A, Class A2 and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A, Class A2 and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 0.50% may be imposed on certain redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge. Class I and Class R6 shares are offered at NAV without a sales charge. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class A and Investor Class shares are subject to a distribution and/or service fee. Class I, A2 and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income exempt from regular federal income tax.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the
Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which

28	NYLI MacKay Short Term Muni Fund

market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
29

Notes to Financial Statements (continued)
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not

30	NYLI MacKay Short Term Muni Fund

included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Delayed Delivery Transactions.  The Fund may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Fund has sold a security it owns on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of October 31, 2025, are shown in the Portfolio of Investments.
(H) Debt Securities Risk.  The Fund's investments may include securities such as variable rate notes, floaters and mortgage-related and asset-backed securities. If expectations about changes in interest rates or assessments of an issuer's credit worthiness or market conditions are incorrect, investments in these types of securities could lose money for the Fund.
(I) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse in an adverse economic environment. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
The Fund maintains exposures to the Commonwealth of Puerto Rico ("Puerto Rico") as of October 31, 2025, that represent 0.0% of the Fund’s net assets, of which 0.0% are insured. Certain issuers in which the Fund may invest have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to service debt. As of October 31, 2025, the Puerto Rico Electric
Power Authority (“PREPA”) remains in bankruptcy. The continued delay in resolving the PREPA bankruptcy could delay needed investment into public power generation and distribution assets, which are essential components to a productive economy. Failure to provide reliable electricity could result in the Commonwealth’s inability to service debt on other municipal territorial investments the Fund may hold.
Despite significant challenges from the Covid pandemic and 2017 Irma and Maria hurricanes, Federal Covid and Hurricane Disaster relief funding have aided Puerto Rico's economy. However, there is no guarantee that Puerto Rico will be able to continue to utilize remaining federal disaster recovery funding given labor and project management challenges. Puerto Rico also faces longer term declining demographic trends, which could impair the ability for the territory to service its municipal debt obligations.
(J) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.35% on
31

Notes to Financial Statements (continued)
assets up to $1 billion; 0.33% on assets from $1 billion to $5 billion; and 0.32% on assets over $5 billion. During the year ended October 31, 2025, the effective management fee rate was 0.35% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of daily net assets: Class A, 0.70%, Class A2, 0.70% and Class I, 0.40%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement to Investor Class shares. In addition, New York Life Investments has also contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 shares do not exceed those of Class I. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2025, New York Life Investments earned fees from the Fund in the amount of $3,251,375 and waived fees and/or reimbursed expenses in the amount of $146,661 and paid the Subadvisor fees in the amount of $1,552,356.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A, Class A2 and Investor Class Plans, the Distributor receives a monthly fee from Class A, Class A2 and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A, Class A2 and Investor Class shares for distribution and/or service activities as designated by the Distributor. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.   The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A2 and Investor Class shares during the year ended October 31, 2025, were $1,298 and $73, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A shares during the year ended October 31, 2025, of $54,992.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent.  NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$79,190	$—
Class A2	15,671	—
Investor Class	12,796	(6,186)
Class I	218,829	—
Class R6	2,903	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as

32	NYLI MacKay Short Term Muni Fund

reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class A	$17,467,837	7.1%
Class A2	26,734	0.0‡
Class R6	27,847	0.0‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of October 31, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,129,981,990	$16,068,914	$(828,900)	$15,240,014
As of October 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Undistributed Tax Exempt Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$—	$2,699,611	$(84,800,932)	$(3,081,655)	$15,184,207	$(69,998,769)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to other temporary difference related to dividends payable.
The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of October 31, 2025 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$397	$(397)
The reclassifications for the Fund are primarily due to amortization and accretion on debt securities.
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $84,800,932, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$35,577	$49,224
During the years ended October 31, 2025 and October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$4,565,154	$4,596,332
Exempt Interest Dividends	26,420,539	21,348,637
Total	$30,985,693	$25,944,969
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
33

Notes to Financial Statements (continued)
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the through October 31, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2025, purchases and sales of securities, other than short-term securities, were $1,020,187 and $691,386, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2025 and October 31, 2024, were as follows:
Class A	Shares	Amount
Year ended October 31, 2025:
Shares sold	11,781,172	$109,496,678
Shares issued to shareholders in reinvestment of distributions	502,577	4,672,544
Shares redeemed	(7,873,525)	(73,106,609)
Net increase (decrease) in shares outstanding before conversion	4,410,224	41,062,613
Shares converted into Class A (See Note 1)	14,799	138,255
Net increase (decrease)	4,425,023	$41,200,868
Year ended October 31, 2024:
Shares sold	3,652,757	$33,868,504
Shares issued to shareholders in reinvestment of distributions	472,039	4,373,475
Shares redeemed	(9,986,640)	(92,407,714)
Net increase (decrease) in shares outstanding before conversion	(5,861,844)	(54,165,735)
Shares converted into Class A (See Note 1)	44,214	409,776
Shares converted from Class A (See Note 1)	(79,372)	(735,088)
Net increase (decrease)	(5,897,002)	$(54,491,047)

Class A2	Shares	Amount
Year ended October 31, 2025:
Shares sold	3,958,639	$36,876,017
Shares issued to shareholders in reinvestment of distributions	143,732	1,338,082
Shares redeemed	(1,590,807)	(14,805,699)
Net increase (decrease)	2,511,564	$23,408,400
Year ended October 31, 2024:
Shares sold	563,308	$5,240,983
Shares issued to shareholders in reinvestment of distributions	135,910	1,260,608
Shares redeemed	(2,190,683)	(20,326,169)
Net increase (decrease)	(1,491,465)	$(13,824,578)

Investor Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	26,992	$250,533
Shares issued to shareholders in reinvestment of distributions	5,532	51,555
Shares redeemed	(52,341)	(487,326)
Net increase (decrease) in shares outstanding before conversion	(19,817)	(185,238)
Shares converted from Investor Class (See Note 1)	(14,762)	(138,255)
Net increase (decrease)	(34,579)	$(323,493)
Year ended October 31, 2024:
Shares sold	41,246	$383,005
Shares issued to shareholders in reinvestment of distributions	6,194	57,554
Shares redeemed	(56,473)	(524,324)
Net increase (decrease) in shares outstanding before conversion	(9,033)	(83,765)
Shares converted from Investor Class (See Note 1)	(18,559)	(172,584)
Net increase (decrease)	(27,592)	$(256,349)

34	NYLI MacKay Short Term Muni Fund

Class I	Shares	Amount
Year ended October 31, 2025:
Shares sold	58,500,931	$543,774,792
Shares issued to shareholders in reinvestment of distributions	1,604,984	14,921,758
Shares redeemed	(30,520,110)	(283,438,415)
Net increase (decrease) in shares outstanding before conversion	29,585,805	275,258,135
Shares converted into Class I (See Note 1)	1,663	15,479
Net increase (decrease)	29,587,468	$275,273,614
Year ended October 31, 2024:
Shares sold	18,888,440	$175,222,037
Shares issued to shareholders in reinvestment of distributions	1,135,228	10,516,921
Shares redeemed	(25,709,249)	(237,862,833)
Net increase (decrease) in shares outstanding before conversion	(5,685,581)	(52,123,875)
Shares converted into Class I (See Note 1)	79,372	735,088
Shares converted from Class I (See Note 1)	(25,615)	(237,192)
Net increase (decrease)	(5,631,824)	$(51,625,979)

Class R6	Shares	Amount
Year ended October 31, 2025:
Shares sold	2,267,836	$21,027,160
Shares issued to shareholders in reinvestment of distributions	9,046	84,012
Shares redeemed	(5,581,840)	(51,446,823)
Net increase (decrease) in shares outstanding before conversion	(3,304,958)	(30,335,651)
Shares converted from Class R6 (See Note 1)	(1,664)	(15,479)
Net increase (decrease)	(3,306,622)	$(30,351,130)
Year ended October 31, 2024:
Shares sold	5,846,919	$54,007,709
Shares issued to shareholders in reinvestment of distributions	11,325	104,854
Shares redeemed	(2,222,390)	(20,528,214)
Net increase (decrease)	3,635,854	$33,584,349
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
35

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI MacKay Short Term Muni Fund (the Fund), one of the funds constituting New York Life Investments Funds Trust, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the two-year period then ended, the period May 1, 2023 through October 31, 2023, and each of the years or periods in the three-year period ended April 30, 2023. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, the period May 1, 2023 through October 31, 2023, and each of the years or periods in the three-year period ended April 30, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, the transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 19, 2025
36	NYLI MacKay Short Term Muni Fund

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For Federal individual income tax purposes, the Fund designated 85.3% of the ordinary income dividends paid during its fiscal year ended October 31, 2025 as attributable to interest income from Tax Exempt Municipal Bonds. Such dividends are currently exempt from Federal income taxes under Section 103(a) of the Internal Revenue Code.
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2025.
37

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
38

NYLI Short Term Bond Fund

Annual Report - Financial Statements and Other Information
October 31, 2025

Portfolio of Investments October 31, 2025†^
	Principal Amount	Value
Long-Term Bonds 98.4%
Asset-Backed Securities 7.7%
Other Asset-Backed Securities 7.7%
Adams Outdoor Advertising LP
Series 2023-1, Class A2
6.967%, due 7/15/53 (a)	$ 500,000	$ 508,916
Benefit Street Partners CLO XXXVII Ltd.
Series 2024-37A, Class A
5.208% (3 Month SOFR + 1.35%), due 1/25/38 (a)(b)	500,000	501,264
Cloud Capital Holdco LP
Series 2024-1A, Class A2
5.781%, due 11/22/49 (a)	500,000	506,146
College Ave Student Loans LLC
Series 2024-B, Class A1A
5.69%, due 8/25/54 (a)	652,362	670,081
CyrusOne Data Centers Issuer I LLC (a)
Series 2023-2A, Class A2
5.56%, due 11/20/48	675,000	681,654
Series 2025-1A, Class A2
5.91%, due 2/20/50	500,000	510,173
Oak Street Investment Grade Net Lease Fund
Series 2021-1A, Class A1
1.48%, due 1/20/51 (a)	621,336	605,498
Sabey Data Center Issuer LLC
Series 2025-1, Class A2
5.733%, due 2/21/50 (a)	500,000	510,125
Sunnova Helios XIII Issuer LLC
Series 2024-A, Class A
5.30%, due 2/20/51 (a)	299,652	279,034
Sunnova Helios XIV Issuer LLC
Series 2024-B, Class A
6.15%, due 5/22/51 (a)	499,007	486,125
SVC ABS LLC
Series 2023-1A, Class A
5.15%, due 2/20/53 (a)	774,533	770,706
Trafigura Securitisation Finance plc
Series 2024-1A, Class A2
5.98%, due 11/15/27 (a)	1,000,000	1,012,567
Total Asset-Backed Securities (Cost $6,854,225)		7,042,289
Corporate Bonds 37.7%
Aerospace & Defense 1.0%
BAE Systems plc
5.125%, due 3/26/29 (a)	590,000	607,639
	Principal Amount	Value

Aerospace & Defense (continued)
General Electric Co.
4.30%, due 7/29/30	$ 280,000	$ 282,112
		889,751
Auto Manufacturers 2.2%
Daimler Truck Finance North America LLC
5.25%, due 1/13/30 (a)	285,000	293,009
Ford Motor Credit Co. LLC
4.542%, due 8/1/26	505,000	503,885
5.73%, due 9/5/30	500,000	507,082
Hyundai Capital America
4.875%, due 6/23/27 (a)	250,000	252,280
Volkswagen Group of America Finance LLC
4.85%, due 9/11/30 (a)	470,000	473,310
		2,029,566
Banks 15.4%
ABN AMRO Bank NV
6.339% (1 Year Treasury Constant Maturity Rate + 1.65%), due 9/18/27 (a)(b)	255,000	259,524
Banco Santander SA
5.565%, due 1/17/30	600,000	625,166
Bank of America Corp. (c)
5.08%, due 1/20/27	1,720,000	1,722,510
Series FIX
5.162%, due 1/24/31	245,000	252,972
Bank of New York Mellon Corp. (The)
5.95% (5 Year Treasury Constant Maturity Rate + 2.271%), due 12/20/30 (b)(d)	300,000	304,582
Barclays plc
5.829%, due 5/9/27 (c)	210,000	211,643
7.385% (1 Year Treasury Constant Maturity Rate + 3.30%), due 11/2/28 (b)	990,000	1,048,091
Citigroup, Inc.
5.592% (5 Year Treasury Constant Maturity Rate + 1.28%), due 11/19/34 (b)	335,000	342,807
Credit Agricole SA
5.23%, due 1/9/29 (a)(c)	685,000	697,389
Goldman Sachs Group, Inc. (The)
4.369%, due 10/21/31 (c)	945,000	940,928
HSBC Holdings plc
7.336%, due 11/3/26 (c)	840,000	840,000
JPMorgan Chase & Co.
4.255%, due 10/22/31 (c)	1,010,000	1,006,476

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
KeyCorp
5.121%, due 4/4/31 (c)	$ 470,000	$ 481,573
Lloyds Banking Group plc
5.087% (1 Year Treasury Constant Maturity Rate + 0.85%), due 11/26/28 (b)	345,000	350,729
Morgan Stanley
Series I
4.356%, due 10/22/31 (c)	360,000	358,781
Morgan Stanley Private Bank NA
4.734%, due 7/18/31 (c)	280,000	284,396
PNC Financial Services Group, Inc. (The) (c)
4.899%, due 5/13/31	360,000	367,318
6.615%, due 10/20/27	295,000	301,647
Toronto-Dominion Bank (The) (b)
5.146% (5 Year Treasury Constant Maturity Rate + 1.50%), due 9/10/34	285,000	288,813
6.35% (5 Year Treasury Constant Maturity Rate + 2.721%), due 10/31/85	300,000	303,470
Truist Bank
4.632% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)	285,000	285,861
U.S. Bancorp
6.787%, due 10/26/27 (c)	440,000	450,899
UBS Group AG (a)
4.398%, due 9/23/31 (c)	700,000	697,468
6.327% (1 Year Treasury Constant Maturity Rate + 1.60%), due 12/22/27 (b)	625,000	639,317
Wells Fargo & Co. (c)
4.97%, due 4/23/29	700,000	712,738
5.15%, due 4/23/31	255,000	262,982
		14,038,080
Beverages 0.4%
Keurig Dr Pepper, Inc.
4.60%, due 5/15/30	380,000	381,156
Commercial Services 0.4%
Equifax, Inc.
4.80%, due 9/15/29	380,000	385,579
	Principal Amount	Value

Computers 0.3%
Hewlett Packard Enterprise Co.
4.55%, due 10/15/29	$ 230,000	$ 231,327
Diversified Financial Services 2.3%
Ally Financial, Inc.
6.992%, due 6/13/29 (c)	370,000	388,630
Ares Management Corp.
6.375%, due 11/10/28	485,000	511,089
Blackstone Holdings Finance Co. LLC
5.90%, due 11/3/27 (a)	355,000	366,670
Charles Schwab Corp. (The)
6.196%, due 11/17/29 (c)	390,000	413,007
Equitable America Global Funding
4.95%, due 6/9/30 (a)	400,000	407,632
		2,087,028
Electric 2.4%
Duke Energy Corp.
2.45%, due 6/1/30	235,000	217,072
Florida Power & Light Co.
5.05%, due 4/1/28	595,000	609,947
National Rural Utilities Cooperative Finance Corp.
5.05%, due 9/15/28	280,000	287,106
Pacific Gas and Electric Co.
5.45%, due 6/15/27	225,000	228,762
6.10%, due 1/15/29	505,000	526,794
Southern California Edison Co.
5.85%, due 11/1/27	255,000	261,513
		2,131,194
Healthcare-Products 0.3%
GE HealthCare Technologies, Inc.
4.80%, due 8/14/29	280,000	285,708
Healthcare-Services 0.5%
HCA, Inc.
5.625%, due 9/1/28	445,000	459,074
Home Furnishings 0.6%
Leggett & Platt, Inc.
4.40%, due 3/15/29	555,000	546,487
Insurance 2.8%
Corebridge Global Funding
5.20%, due 1/12/29 (a)	625,000	641,718

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Short Term Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Insurance (continued)
GA Global Funding Trust
5.40%, due 1/13/30 (a)	$ 565,000	$ 581,405
Jackson National Life Global Funding
5.35%, due 1/13/30 (a)	315,000	325,905
Lincoln Financial Global Funding
5.30%, due 1/13/30 (a)	375,000	387,962
Principal Life Global Funding II
4.60%, due 8/19/27 (a)	635,000	640,746
		2,577,736
Internet 1.1%
Meta Platforms, Inc.
4.20%, due 11/15/30	1,020,000	1,018,939
Investment Companies 1.4%
Antares Holdings LP (a)
3.95%, due 7/15/26	250,000	248,459
7.95%, due 8/11/28	250,000	264,942
Blackstone Secured Lending Fund
5.125%, due 1/31/31	500,000	492,745
HPS Corporate Lending Fund
4.90%, due 9/11/28 (a)	300,000	297,811
		1,303,957
Media 0.4%
Charter Communications Operating LLC
2.80%, due 4/1/31	205,000	183,875
6.10%, due 6/1/29	155,000	162,032
		345,907
Office & Business Equipment 0.4%
CDW LLC
5.10%, due 3/1/30	380,000	387,518
Oil & Gas 0.2%
Patterson-UTI Energy, Inc.
5.15%, due 11/15/29	186,000	186,603
Pipelines 1.8%
Cheniere Energy Partners LP
4.00%, due 3/1/31	265,000	255,863
Energy Transfer LP
5.55%, due 2/15/28	290,000	298,230
ONEOK, Inc.
5.55%, due 11/1/26	265,000	268,182
5.85%, due 1/15/26	275,000	275,507
	Principal Amount	Value

Pipelines (continued)
Plains All American Pipeline LP
4.70%, due 1/15/31	$ 495,000	$ 496,082
		1,593,864
Semiconductors 1.0%
Broadcom, Inc.
5.05%, due 4/15/30	535,000	553,066
Intel Corp.
4.875%, due 2/10/28	320,000	324,412
		877,478
Software 2.4%
Fiserv, Inc.
4.55%, due 2/15/31	400,000	397,016
Oracle Corp.
2.95%, due 4/1/30	845,000	790,848
4.45%, due 9/26/30	1,000,000	991,741
		2,179,605
Transportation 0.4%
JB Hunt Transport Services, Inc.
4.90%, due 3/15/30	370,000	378,760
Total Corporate Bonds (Cost $33,729,662)		34,315,317
Mortgage-Backed Securities 13.0%
Agency (Collateralized Mortgage Obligations) 2.3%
GNMA
REMIC, Series 2021-104, Class BI
3.00%, due 6/20/51 (e)	2,577,661	527,548
REMIC, Series 2020-74, Class IE
3.50%, due 5/16/50 (e)	2,978,358	595,335
REMIC, Series 2023-40, Class DL
5.50%, due 3/20/53	500,000	501,762
REMIC, Series 2025-41, Class MB
6.584% (SOFR 30A + 2.40%), due 11/20/54 (b)	416,514	424,267
		2,048,912
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 5.5%
ALA Trust
Series 2025-OANA, Class A
5.776% (1 Month SOFR + 1.743%), due 6/15/40 (a)(b)	750,000	752,812
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
BOCA Commercial Mortgage Trust
Series 2024-BOCA, Class A
5.953% (1 Month SOFR + 1.921%), due 8/15/41 (a)(b)	$ 750,000	$ 752,344
BX Trust (a)(b)
Series 2025-VLT7, Class A
5.732% (1 Month SOFR + 1.70%), due 7/15/44	700,000	702,614
Series 2024-BRVE, Class A
5.873% (1 Month SOFR + 1.841%), due 4/15/41	717,304	718,193
FNMA, ACES
Series 2019-M12, Class X3
0.603%, due 6/25/29 (e)(f)	13,000,000	261,087
GNMA
REMIC, Series 2024-32
0.70%, due 6/16/63 (e)(f)	11,911,899	602,982
ORL Trust
Series 2024-GLKS, Class A
5.525% (1 Month SOFR + 1.493%), due 12/15/39 (a)(b)	500,000	500,469
SHR Trust
Series 2024-LXRY, Class A
5.982% (1 Month SOFR + 1.95%), due 10/15/41 (a)(b)	750,000	750,469
		5,040,970
Whole Loan (Collateralized Mortgage Obligations) 5.2%
A&D Mortgage Trust (a)
Series 2024-NQM5, Class A1
5.699%, due 11/25/69	430,111	432,270
Series 2023-NQM5, Class A1
7.049%, due 11/25/68 (g)	557,262	564,754
Series 2023-NQM4, Class A1
7.472%, due 9/25/68 (g)	531,304	539,533
GCAT Trust
Series 2023-NQM3, Class A1
6.889%, due 8/25/68 (a)(g)	476,833	481,999
GS Mortgage Backed Securities Trust
Series 2025-DSC2, Class A1
5.038%, due 1/25/66 (a)(g)	500,000	499,355
J.P. Morgan Mortgage Trust
Series 2024-10, Class A3
5.00%, due 3/25/55 (a)(h)	363,696	360,683
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
OBX Trust
Series 2025-NQM9, Class A1
5.658%, due 1/25/65 (a)(g)	$ 467,488	$ 472,692
PRKCM Trust (a)(g)
Series 2025-HOME1, Class A1A
5.546%, due 2/25/60	448,969	452,810
Series 2024-HOME1, Class A1
6.431%, due 5/25/59	538,640	545,968
PRPM Trust
Series 2025-NQM1, Class A1
5.802%, due 11/25/69 (a)(g)	400,047	403,911
		4,753,975
Total Mortgage-Backed Securities (Cost $11,716,389)		11,843,857
U.S. Government & Federal Agencies 40.0%
Federal National Mortgage Association (Mortgage Pass-Through Securities) 1.9%
UMBS, 30 Year
5.50%, due 11/1/52	429,633	437,279
6.00%, due 11/1/52	589,920	608,789
UMBS, Single Family, 30 Year TBA
5.50%, due 11/25/55 (i)	650,000	656,693
		1,702,761
United States Treasury Notes 38.1%
U.S. Treasury Notes
3.50%, due 9/30/27	25,650,000	25,600,904
3.50%, due 10/15/28	9,100,000	9,075,117
		34,676,021
Total U.S. Government & Federal Agencies (Cost $36,424,214)		36,378,782
Total Long-Term Bonds (Cost $88,724,490)		89,580,245
Total Investments (Cost $88,724,490)	98.4%	89,580,245
Other Assets, Less Liabilities	1.6	1,438,181
Net Assets	100.0%	$ 91,018,426

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Short Term Bond Fund

(b)	Floating rate—Rate shown was the rate in effect as of October 31, 2025.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of October 31, 2025.
(d)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(f)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of October 31, 2025.
(g)	Step coupon—Rate shown was the rate in effect as of October 31, 2025.
(h)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of October 31, 2025.
(i)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of October 31, 2025, the total net market value was $656,693, which represented 0.7% of the Fund’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
Futures Contracts
As of October 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	114	December 2025	$ 23,770,548	$ 23,739,609	$ (30,939)
Short Contracts
U.S. Treasury 5 Year Notes	(166)	December 2025	(18,134,094)	(18,129,016)	5,078
U.S. Treasury 10 Year Notes	(9)	December 2025	(1,009,717)	(1,014,047)	(4,330)
U.S. Treasury 10 Year Ultra Bonds	(4)	December 2025	(465,367)	(461,937)	3,430
U.S. Treasury Long Bonds	(2)	December 2025	(228,158)	(234,625)	(6,467)
Total Short Contracts					(2,289)
Net Unrealized Depreciation					$ (33,228)

1.	As of October 31, 2025, cash in the amount of $257,190 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of October 31, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments October 31, 2025†^ (continued)
Abbreviation(s):
ACES—Alternative Credit Enhancement Securities
CLO—Collateralized Loan Obligation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 7,042,289	$ —	$ 7,042,289
Corporate Bonds	—	34,315,317	—	34,315,317
Mortgage-Backed Securities	—	11,843,857	—	11,843,857
U.S. Government & Federal Agencies	—	36,378,782	—	36,378,782
Total Investments in Securities	—	89,580,245	—	89,580,245
Other Financial Instruments
Futures Contracts (b)	8,508	—	—	8,508
Total Investments in Securities and Other Financial Instruments	$ 8,508	$ 89,580,245	$ —	$ 89,588,753
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (41,736)	$ —	$ —	$ (41,736)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Short Term Bond Fund

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in securities, at value (identified cost $88,724,490)	$89,580,245
Cash	2,254,675
Cash collateral on deposit at broker for futures contracts	257,190
Receivables:
Interest	592,745
Fund shares sold	113,253
Variation margin on futures contracts	19,237
Other assets	43,035
Total assets	92,860,380
Liabilities
Payables:
Investment securities purchased	1,674,661
Fund shares redeemed	116,918
Transfer agent (See Note 3)	16,185
NYLIFE Distributors (See Note 3)	12,399
Custodian	5,803
Shareholder communication	3,372
Manager (See Note 3)	2,538
Professional fees	2,047
Trustees	385
Accrued expenses	3,107
Distributions payable	4,539
Total liabilities	1,841,954
Net assets	$91,018,426
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$9,937
Additional paid-in-capital	95,893,086
95,903,023
Total distributable earnings (loss)	(4,884,597)
Net assets	$91,018,426
Class A
Net assets applicable to outstanding shares	$56,973,167
Shares of beneficial interest outstanding	6,222,493
Net asset value per share outstanding	$9.16
Maximum sales charge (1.00% of offering price)	0.09
Maximum offering price per share outstanding	$9.25
Investor Class
Net assets applicable to outstanding shares	$1,796,359
Shares of beneficial interest outstanding	194,654
Net asset value per share outstanding	$9.23
Maximum sales charge (0.50% of offering price)	0.05
Maximum offering price per share outstanding	$9.28
Class I
Net assets applicable to outstanding shares	$32,218,935
Shares of beneficial interest outstanding	3,516,913
Net asset value and offering price per share outstanding	$9.16
SIMPLE Class
Net assets applicable to outstanding shares	$29,965
Shares of beneficial interest outstanding	3,247
Net asset value and offering price per share outstanding	$9.23

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Interest	$5,657,968
Dividends	95,201
Total income	5,753,169
Expenses
Manager (See Note 3)	293,439
Distribution/Service—Class A (See Note 3)	134,386
Distribution/Service—Investor Class (See Note 3)	4,754
Distribution/Service—SIMPLE Class (See Note 3)	154
Transfer agent (See Note 3)	100,487
Professional fees	93,589
Registration	64,363
Custodian	32,709
Shareholder communication	4,123
Trustees	3,215
Miscellaneous	5,257
Total expenses before waiver/reimbursement	736,476
Expense waiver/reimbursement from Manager (See Note 3)	(77,290)
Net expenses	659,186
Net investment income (loss)	5,093,983
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	627,149
Futures transactions	(14,042)
Net realized gain (loss)	613,107
Net change in unrealized appreciation (depreciation) on:
Investments	382,930
Futures contracts	(299,164)
Net change in unrealized appreciation (depreciation)	83,766
Net realized and unrealized gain (loss)	696,873
Net increase (decrease) in net assets resulting from operations	$5,790,856
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Short Term Bond Fund

Statements of Changes in Net Assets
for the years ended October 31, 2025 and October 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$5,093,983	$7,365,273
Net realized gain (loss)	613,107	375,111
Net change in unrealized appreciation (depreciation)	83,766	2,535,390
Net increase (decrease) in net assets resulting from operations	5,790,856	10,275,774
Distributions to shareholders:
Class A	(2,278,392)	(2,605,609)
Investor Class	(75,912)	(93,445)
Class I	(2,750,199)	(4,673,528)
SIMPLE Class	(1,138)	(2,365)
Total distributions to shareholders	(5,105,641)	(7,374,947)
Capital share transactions:
Net proceeds from sales of shares	52,089,646	57,627,930
Net asset value of shares issued to shareholders in reinvestment of distributions	5,048,588	7,305,098
Cost of shares redeemed	(93,660,238)	(117,058,707)
Increase (decrease) in net assets derived from capital share transactions	(36,522,004)	(52,125,679)
Net increase (decrease) in net assets	(35,836,789)	(49,224,852)
Net Assets
Beginning of year	126,855,215	176,080,067
End of year	$91,018,426	$126,855,215
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.11	$8.94	$9.03	$9.78	$10.72
Net investment income (loss) (a)	0.38	0.43	0.36	0.14	0.07
Net realized and unrealized gain (loss)	0.06	0.18	(0.10)	(0.74)	(0.01)
Total from investment operations	0.44	0.61	0.26	(0.60)	0.06
Less distributions:
From net investment income	(0.39)	(0.44)	(0.35)	(0.13)	(0.08)
From net realized gain on investments	—	—	—	(0.02)	(0.92)
Total distributions	(0.39)	(0.44)	(0.35)	(0.15)	(1.00)
Net asset value at end of year	$9.16	$9.11	$8.94	$9.03	$9.78
Total investment return (b)	4.89%	7.00%	2.92%	(6.08)%	0.59%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.16%	4.72%	3.94%	1.45%	0.70%
Net expenses (c)	0.73%	0.71%	0.75%	0.76%	0.72%
Expenses (before waiver/reimbursement) (c)	0.75%	0.71%	0.75%	0.88%	0.77%
Portfolio turnover rate	441%(d)	377%	495%(d)	279%(d)	236%
Net assets at end of year (in 000’s)	$56,973	$54,152	$54,946	$54,971	$60,444

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 436%, 495% and 271% for the years ended October 31, 2025, 2023 and 2022, respectively.

	Year Ended October 31,
Investor Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.17	$9.01	$9.09	$9.85	$10.79
Net investment income (loss) (a)	0.37	0.41	0.34	0.12	0.05
Net realized and unrealized gain (loss)	0.06	0.17	(0.08)	(0.74)	—
Total from investment operations	0.43	0.58	0.26	(0.62)	0.05
Less distributions:
From net investment income	(0.37)	(0.42)	(0.34)	(0.12)	(0.07)
From net realized gain on investments	—	—	—	(0.02)	(0.92)
Total distributions	(0.37)	(0.42)	(0.34)	(0.14)	(0.99)
Net asset value at end of year	$9.23	$9.17	$9.01	$9.09	$9.85
Total investment return (b)	4.76%	6.60%	2.83%	(6.28)%	0.44%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.98%	4.52%	3.76%	1.27%	0.51%
Net expenses (c)	0.92%	0.92%	0.92%	0.92%	0.92%
Expenses (before waiver/reimbursement) (c)	1.28%	1.26%	1.27%	1.32%	1.29%
Portfolio turnover rate	441%(d)	377%	495%(d)	279%(d)	236%
Net assets at end of year (in 000's)	$1,796	$1,942	$2,108	$2,396	$3,124

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 436%, 495% and 271% for the years ended October 31, 2025, 2023 and 2022, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Short Term Bond Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class I	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.11	$8.95	$9.04	$9.79	$10.74
Net investment income (loss) (a)	0.41	0.46	0.41	0.16	0.10
Net realized and unrealized gain (loss)	0.06	0.17	(0.12)	(0.72)	(0.01)
Total from investment operations	0.47	0.63	0.29	(0.56)	0.09
Less distributions:
From net investment income	(0.42)	(0.47)	(0.38)	(0.17)	(0.12)
From net realized gain on investments	—	—	—	(0.02)	(0.92)
Total distributions	(0.42)	(0.47)	(0.38)	(0.19)	(1.04)
Net asset value at end of year	$9.16	$9.11	$8.95	$9.04	$9.79
Total investment return (b)	5.23%	7.21%	3.27%	(5.74)%	0.87%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.51%	5.04%	4.50%	1.64%	1.02%
Net expenses (c)	0.40%	0.40%	0.40%	0.40%	0.40%
Expenses (before waiver/reimbursement) (c)	0.50%	0.46%	0.48%	0.60%	0.52%
Portfolio turnover rate	441%(d)	377%	495%(d)	279%(d)	236%
Net assets at end of year (in 000’s)	$32,219	$70,704	$118,981	$32,750	$45,291

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 436%, 495% and 271% for the years ended October 31, 2025, 2023 and 2022, respectively.

	Year Ended October 31,
SIMPLE Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.17	$9.00	$9.09	$9.85	$10.79
Net investment income (loss) (a)	0.36	0.41	0.33	0.11	0.03
Net realized and unrealized gain (loss)	0.06	0.18	(0.10)	(0.75)	(0.01)
Total from investment operations	0.42	0.59	0.23	(0.64)	0.02
Less distributions:
From net investment income	(0.36)	(0.42)	(0.32)	(0.10)	(0.04)
From net realized gain on investments	—	—	—	(0.02)	(0.92)
Total distributions	(0.36)	(0.42)	(0.32)	(0.12)	(0.96)
Net asset value at end of year	$9.23	$9.17	$9.00	$9.09	$9.85
Total investment return (b)	4.64%	6.69%	2.56%	(6.49)%	0.18%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.91%	4.47%	3.65%	1.16%	0.27%
Net expenses (c)	1.00%	0.96%	1.08%	1.17%	1.17%
Expenses (before waiver/reimbursement) (c)	1.02%	0.96%	1.08%	1.56%	1.54%
Portfolio turnover rate	441%(d)	377%	495%(d)	279%(d)	236%
Net assets at end of year (in 000’s)	$30	$57	$44	$32	$25

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 436%, 495% and 271% for the years ended October 31, 2025, 2023 and 2022, respectively.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI Short Term Bond Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 2, 2004
Investor Class	February 28, 2008
Class I	January 2, 1991
SIMPLE Class	August 31, 2020
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 0.50% may be imposed on certain redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge. Class I and SIMPLE Class shares are offered at NAV without a sales charge. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class A, Investor Class and SIMPLE Class shares are subject to a distribution and/or service fee. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income consistent with capital preservation.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation

14	NYLI Short Term Bond Fund

Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
15

Notes to Financial Statements (continued)
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least monthly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the

16	NYLI Short Term Bond Fund

Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Dollar Rolls. The Fund may enter into dollar roll transactions in which it sells mortgage-backed securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The Fund generally transfers MBS where the MBS are "to be announced," therefore, the Fund accounts for these transactions as purchases and sales.
When accounted for as purchases and sales, the securities sold in connection with the dollar rolls are removed from the portfolio and a realized gain or loss is recognized. The securities the Fund has agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future as well as by the earnings on the cash proceeds of the initial sale. Dollar rolls may be renewed without physical delivery of the securities subject to the contract. Dollar roll transactions involve certain risks, including the risk that the securities returned to the Fund at the end of the roll period, while substantially similar, could be inferior to what was initially sold to the counterparty.
(I) Debt Securities Risk.  Investments in the Fund are not guaranteed, even though some of the Fund’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Fund’s investment. If interest rates rise, less of the debt may be prepaid and the Fund may lose money. The Fund is subject to interest-rate risk and its holdings in bonds can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer may fail to pay interest and principal in a timely manner.
The Fund may invest in foreign debt securities, which carry certain risks that are in addition to the usual risks inherent in domestic debt securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(J) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
17

Notes to Financial Statements (continued)
(K) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of the Fund's securities as well as help manage the duration and yield curve positioning of the portfolio. These derivatives are not accounted for as hedging instruments.
Fair value of derivative instruments as of October 31, 2025:
Asset Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$8,508
Total Fair Value	$8,508

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(41,736)
Total Fair Value	$(41,736)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2025:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk
Futures Transactions	$(14,042)
Total Net Realized Gain (Loss)	$(14,042)

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk
Futures Contracts	$(299,164)
Total Net Change in Unrealized Appreciation (Depreciation)	$(299,164)

Average Notional Amount	Total
Futures Contracts Long	$29,941,991
Futures Contracts Short	$(23,880,860)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. NYL Investors LLC ("NYL Investors" or "Subadvisor"), a registered investment adviser and a direct, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and NYL Investors, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.25% up to $1 billion and 0.20% in excess of $1 billion. During the year ended October 31, 2025, the effective management fee rate was 0.25% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 0.82%; Investor Class, 0.92%; Class I, 0.40% and SIMPLE Class, 1.17%. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2025, New York Life Investments earned fees from the Fund in the amount of $293,439 and waived fees and/or reimbursed expenses in the amount of $77,290 and paid the Subadvisor fees in the amount of $108,075.
JPMorgan Chase Bank,  N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's

18	NYLI Short Term Bond Fund

administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the SIMPLE Class Plan, SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Investor Class shares during the year ended October 31, 2025, was $69.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A shares during the year ended October 31, 2025, of $4,281.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$41,921	$—
Investor Class	11,423	—
Class I	47,115	—
SIMPLE Class	28	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
SIMPLE Class	$26,683	89.0%
Note 4-Federal Income Tax
As of October 31, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$88,741,297	$941,875	$(102,927)	$838,948
As of October 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$1,514	$(5,717,485)	$(4,539)	$835,913	$(4,884,597)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to mark to market of futures contracts.
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $5,717,485, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of
19

Notes to Financial Statements (continued)
the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$529	$5,188
The Fund utilized $259,016 of capital loss carryforwards during the year ended October 31, 2025.
During the years ended October 31, 2025 and October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$5,105,641	$7,374,947
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2025, purchases and sales of U.S. government securities were $452,032 and $459,180, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $47,230 and $71,194, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2025 and October 31, 2024, were as follows:
Class A	Shares	Amount
Year ended October 31, 2025:
Shares sold	4,558,784	$41,678,864
Shares issued to shareholders in reinvestment of distributions	246,827	2,254,534
Shares redeemed	(4,540,549)	(41,487,130)
Net increase (decrease) in shares outstanding before conversion	265,062	2,446,268
Shares converted into Class A (See Note 1)	10,051	91,730
Net increase (decrease)	275,113	$2,537,998
Year ended October 31, 2024:
Shares sold	4,771,734	$43,421,100
Shares issued to shareholders in reinvestment of distributions	282,949	2,569,804
Shares redeemed	(5,261,120)	(47,815,861)
Net increase (decrease) in shares outstanding before conversion	(206,437)	(1,824,957)
Shares converted into Class A (See Note 1)	10,673	96,761
Net increase (decrease)	(195,764)	$(1,728,196)

20	NYLI Short Term Bond Fund

Investor Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	22,542	$207,326
Shares issued to shareholders in reinvestment of distributions	8,116	74,692
Shares redeemed	(37,672)	(347,264)
Net increase (decrease) in shares outstanding before conversion	(7,014)	(65,246)
Shares converted from Investor Class (See Note 1)	(9,975)	(91,730)
Net increase (decrease)	(16,989)	$(156,976)
Year ended October 31, 2024:
Shares sold	25,639	$235,029
Shares issued to shareholders in reinvestment of distributions	10,018	91,649
Shares redeemed	(47,449)	(434,711)
Net increase (decrease) in shares outstanding before conversion	(11,792)	(108,033)
Shares converted from Investor Class (See Note 1)	(10,603)	(96,761)
Net increase (decrease)	(22,395)	$(204,794)

Class I	Shares	Amount
Year ended October 31, 2025:
Shares sold	1,115,676	$10,203,054
Shares issued to shareholders in reinvestment of distributions	297,492	2,718,224
Shares redeemed	(5,653,438)	(51,796,743)
Net increase (decrease)	(4,240,270)	$(38,875,465)
Year ended October 31, 2024:
Shares sold	1,533,385	$13,962,009
Shares issued to shareholders in reinvestment of distributions	510,565	4,641,280
Shares redeemed	(7,574,720)	(68,808,115)
Net increase (decrease)	(5,530,770)	$(50,204,826)

SIMPLE Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	33	$402
Shares issued to shareholders in reinvestment of distributions	124	1,138
Shares redeemed	(3,162)	(29,101)
Net increase (decrease)	(3,005)	$(27,561)
Year ended October 31, 2024:
Shares sold	1,070	$9,792
Shares issued to shareholders in reinvestment of distributions	258	2,365
Shares redeemed	(2)	(20)
Net increase (decrease)	1,326	$12,137
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
21

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI Short Term Bond Fund (the Fund), one of the funds constituting New York Life Investments Funds Trust, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 19, 2025
22	NYLI Short Term Bond Fund

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2025.
23

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
24

NYLI WMC Growth Fund

Annual Report - Financial Statements and Other Information
October 31, 2025

Portfolio of Investments October 31, 2025†^
	Shares	Value
Common Stocks 98.3%
Aerospace & Defense 2.5%
Axon Enterprise, Inc. (a)	7,219	$ 5,285,969
GE Aerospace	68,857	21,273,370
		26,559,339
Automobiles 3.1%
Tesla, Inc. (a)	72,818	33,245,786
Broadline Retail 5.6%
Amazon.com, Inc. (a)	246,292	60,149,433
Capital Markets 5.4%
Goldman Sachs Group, Inc. (The)	11,384	8,986,188
KKR & Co., Inc.	110,181	13,037,718
MSCI, Inc.	8,959	5,272,819
Nasdaq, Inc.	96,727	8,269,191
S&P Global, Inc.	28,388	13,830,918
Tradeweb Markets, Inc., Class A	83,060	8,753,693
		58,150,527
Commercial Services & Supplies 0.9%
Waste Connections, Inc.	54,972	9,217,705
Communications Equipment 1.6%
Arista Networks, Inc. (a)	109,145	17,211,075
Consumer Finance 1.2%
American Express Co.	34,459	12,430,395
Electrical Equipment 0.7%
GE Vernova, Inc.	13,791	8,069,666
Entertainment 4.3%
Netflix, Inc. (a)	27,423	30,682,498
Spotify Technology SA (a)	24,593	16,116,285
		46,798,783
Financial Services 4.8%
Corpay, Inc. (a)	8,018	2,087,486
Mastercard, Inc., Class A	71,183	39,292,304
Visa, Inc., Class A	31,989	10,899,932
		52,279,722
Ground Transportation 1.2%
Uber Technologies, Inc. (a)	131,758	12,714,647
	Shares	Value

Health Care Equipment & Supplies 1.5%
Intuitive Surgical, Inc. (a)	11,364	$ 6,071,558
Stryker Corp.	27,132	9,665,504
		15,737,062
Health Care REITs 1.8%
Welltower, Inc.	109,181	19,766,128
Hotels, Restaurants & Leisure 0.7%
Hilton Worldwide Holdings, Inc.	30,445	7,823,147
Interactive Media & Services 10.1%
Alphabet, Inc., Class C	269,162	75,855,235
Meta Platforms, Inc., Class A	50,854	32,971,191
		108,826,426
IT Services 1.1%
Shopify, Inc., Class A (a)	66,727	11,601,156
Life Sciences Tools & Services 0.9%
Thermo Fisher Scientific, Inc.	18,013	10,220,396
Pharmaceuticals 3.3%
Eli Lilly & Co.	41,532	35,836,301
Professional Services 0.7%
TransUnion	93,177	7,564,109
Semiconductors & Semiconductor Equipment 25.3%
Analog Devices, Inc.	43,097	10,090,301
ARM Holdings plc, ADR (a)	21,542	3,658,262
ASML Holding NV (Registered)	14,657	15,525,134
Broadcom, Inc.	186,933	69,096,045
KLA Corp.	12,100	14,625,754
Monolithic Power Systems, Inc.	9,584	9,631,920
NVIDIA Corp.	677,817	137,251,164
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	42,055	12,634,584
		272,513,164
Software 13.7%
Figma, Inc., Class A (a)(b)	20,200	1,006,768
HubSpot, Inc. (a)	19,563	9,623,431
Intuit, Inc.	16,962	11,322,983
Microsoft Corp.	183,227	94,876,773
Palantir Technologies, Inc., Class A (a)	19,216	3,852,232
ServiceNow, Inc. (a)	14,094	12,956,332
Synopsys, Inc. (a)	18,986	8,616,226

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2025†^ (continued)
	Shares	Value
Common Stocks (continued)
Software (continued)
Unity Software, Inc. (a)	154,020	$ 5,837,358
		148,092,103
Specialty Retail 2.2%
Home Depot, Inc. (The)	40,180	15,251,926
TJX Cos., Inc. (The)	61,150	8,569,561
		23,821,487
Technology Hardware, Storage & Peripherals 5.7%
Apple, Inc.	228,153	61,685,727
Total Common Stocks (Cost $490,555,435)		1,060,314,284
Short-Term Investments 1.3%
Affiliated Investment Company 1.3%
NYLI U.S. Government Liquidity Fund, 3.895% (c)	13,441,802	13,441,802
Unaffiliated Investment Company 0.0% ‡
Invesco Government & Agency Portfolio, 4.083% (c)(d)	134,950	134,950
Total Short-Term Investments (Cost $13,576,752)		13,576,752
Total Investments (Cost $504,132,187)	99.6%	1,073,891,036
Other Assets, Less Liabilities	0.4	4,589,771
Net Assets	100.0%	$ 1,078,480,807

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of October 31, 2025, the aggregate market value of securities on loan was $131,819. The Fund received cash collateral with a value of $134,950. (See Note 2(G))
(c)	Current yield as of October 31, 2025.
(d)	Represents a security purchased with cash collateral received for securities on loan.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI WMC Growth Fund

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 25,349	$ 230,582	$ (242,489)	$ —	$ —	$ 13,442	$ 725	$ —	13,442

Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,060,314,284	$ —	$ —	$ 1,060,314,284
Short-Term Investments
Affiliated Investment Company	13,441,802	—	—	13,441,802
Unaffiliated Investment Company	134,950	—	—	134,950
Total Short-Term Investments	13,576,752	—	—	13,576,752
Total Investments in Securities	$ 1,073,891,036	$ —	$ —	$ 1,073,891,036

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $490,690,385) including securities on loan of $131,819	$1,060,449,234
Investment in affiliated investment companies, at value (identified cost $13,441,802)	13,441,802
Cash	50,374
Receivables:
Investment securities sold	12,237,589
Dividends	138,898
Fund shares sold	136,332
Securities lending	908
Other assets	46,610
Total assets	1,086,501,747
Liabilities
Cash collateral received for securities on loan	134,950
Payables:
Investment securities purchased	6,843,823
Manager (See Note 3)	597,344
NYLIFE Distributors (See Note 3)	168,365
Transfer agent (See Note 3)	132,912
Fund shares redeemed	130,793
Professional fees	5,431
Custodian	3,971
Shareholder communication	1,729
Trustees	534
Accrued expenses	1,088
Total liabilities	8,020,940
Net assets	$1,078,480,807
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$18,477
Additional paid-in-capital	480,249,271
480,267,748
Total distributable earnings (loss)	598,213,059
Net assets	$1,078,480,807
Class A
Net assets applicable to outstanding shares	$735,254,142
Shares of beneficial interest outstanding	12,726,147
Net asset value per share outstanding	$57.78
Maximum sales charge (5.50% of offering price)	3.36
Maximum offering price per share outstanding	$61.14
Investor Class
Net assets applicable to outstanding shares	$68,464,986
Shares of beneficial interest outstanding	1,230,299
Net asset value per share outstanding	$55.65
Maximum sales charge (5.00% of offering price)	2.93
Maximum offering price per share outstanding	$58.58
Class C
Net assets applicable to outstanding shares	$2,040,003
Shares of beneficial interest outstanding	42,329
Net asset value and offering price per share outstanding	$48.19
Class I
Net assets applicable to outstanding shares	$128,316,929
Shares of beneficial interest outstanding	2,108,110
Net asset value and offering price per share outstanding	$60.87
Class R6
Net assets applicable to outstanding shares	$144,404,747
Shares of beneficial interest outstanding	2,370,231
Net asset value and offering price per share outstanding	$60.92

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI WMC Growth Fund

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $37,246)	$4,191,950
Dividends-affiliated	725,197
Securities lending, net	4,223
Total income	4,921,370
Expenses
Manager (See Note 3)	6,411,578
Distribution/Service—Class A (See Note 3)	1,643,513
Distribution/Service—Investor Class (See Note 3)	177,129
Distribution/Service—Class B (See Note 3)(a)	2,748
Distribution/Service—Class C (See Note 3)	19,919
Transfer agent (See Note 3)	704,712
Professional fees	140,541
Registration	97,753
Shareholder communication	50,855
Custodian	31,034
Trustees	23,292
Miscellaneous	40,509
Total expenses before waiver/reimbursement	9,343,583
Expense waiver/reimbursement from Manager (See Note 3)	(52,164)
Net expenses	9,291,419
Net investment income (loss)	(4,370,049)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	36,999,206
Net change in unrealized appreciation (depreciation) on unaffiliated investments	185,833,647
Net realized and unrealized gain (loss)	222,832,853
Net increase (decrease) in net assets resulting from operations	$218,462,804

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the years ended October 31, 2025 and October 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(4,370,049)	$(3,344,233)
Net realized gain (loss)	36,999,206	104,174,413
Net change in unrealized appreciation (depreciation)	185,833,647	171,757,459
Net increase (decrease) in net assets resulting from operations	218,462,804	272,587,639
Distributions to shareholders:
Class A	(24,940,622)	—
Investor Class	(3,054,153)	—
Class B(a)	(62,928)	—
Class C	(88,198)	—
Class I	(2,296,198)	—
Class R6	(5,138,744)	—
Total distributions to shareholders	(35,580,843)	—
Capital share transactions:
Net proceeds from sales of shares	90,184,735	28,820,788
Net asset value of shares issued to shareholders in reinvestment of distributions	35,362,283	—
Cost of shares redeemed	(126,632,374)	(119,964,072)
Increase (decrease) in net assets derived from capital share transactions	(1,085,356)	(91,143,284)
Net increase (decrease) in net assets	181,796,605	181,444,355
Net Assets
Beginning of year	896,684,202	715,239,847
End of year	$1,078,480,807	$896,684,202

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI WMC Growth Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2025	2024	2023	2022	2021
Net asset value at beginning of year	$47.99	$34.47	$29.94	$56.51	$42.56
Net investment income (loss) (a)	(0.25)	(0.19)	(0.12)	(0.19)	(0.23)
Net realized and unrealized gain (loss)	11.97	13.71	4.65	(14.75)	15.93
Total from investment operations	11.72	13.52	4.53	(14.94)	15.70
Less distributions:
From net realized gain on investments	(1.93)	—	—	(11.63)	(1.75)
Net asset value at end of year	$57.78	$47.99	$34.47	$29.94	$56.51
Total investment return (b)	25.04%	39.22%	15.13%	(32.66)%	37.87%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.50)%	(0.42)%	(0.34)%	(0.53)%	(0.46)%
Net expenses (c)	1.02%	1.03%	1.05%	1.04%	1.02%
Portfolio turnover rate	38%	69%	42%	42%	53%
Net assets at end of year (in 000’s)	$735,254	$624,627	$478,878	$453,405	$725,468

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Investor Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$46.42	$33.44	$29.12	$55.42	$41.89
Net investment income (loss) (a)	(0.38)	(0.30)	(0.20)	(0.29)	(0.35)
Net realized and unrealized gain (loss)	11.54	13.28	4.52	(14.38)	15.63
Total from investment operations	11.16	12.98	4.32	(14.67)	15.28
Less distributions:
From net realized gain on investments	(1.93)	—	—	(11.63)	(1.75)
Net asset value at end of year	$55.65	$46.42	$33.44	$29.12	$55.42
Total investment return (b)	24.66%	38.82%	14.84%	(32.86)%	37.46%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.79)%	(0.71)%	(0.62)%	(0.81)%	(0.71)%
Net expenses (c)	1.32%	1.32%	1.32%	1.33%	1.32%
Expenses (before waiver/reimbursement) (c)	1.36%	1.41%	1.50%	1.36%	1.40%
Portfolio turnover rate	38%	69%	42%	42%	53%
Net assets at end of year (in 000's)	$68,465	$73,970	$63,644	$59,377	$93,624

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2025	2024	2023	2022	2021
Net asset value at beginning of year	$40.73	$29.57	$25.94	$50.99	$38.95
Net investment income (loss) (a)	(0.65)	(0.56)	(0.40)	(0.51)	(0.67)
Net realized and unrealized gain (loss)	10.04	11.72	4.03	(12.91)	14.46
Total from investment operations	9.39	11.16	3.63	(13.42)	13.79
Less distributions:
From net realized gain on investments	(1.93)	—	—	(11.63)	(1.75)
Net asset value at end of year	$48.19	$40.73	$29.57	$25.94	$50.99
Total investment return (b)	23.75%	37.74%	13.99%	(33.37)%	36.42%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(1.54)%	(1.47)%	(1.37)%	(1.56)%	(1.46)%
Net expenses (c)	2.07%	2.08%	2.07%	2.08%	2.07%
Expenses (before waiver/reimbursement) (c)	2.11%	2.16%	2.25%	2.11%	2.15%
Portfolio turnover rate	38%	69%	42%	42%	53%
Net assets at end of year (in 000’s)	$2,040	$1,927	$1,657	$1,318	$2,880

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Class I	2025	2024	2023	2022	2021
Net asset value at beginning of year	$50.33	$36.05	$31.22	$58.27	$43.72
Net investment income (loss) (a)	(0.14)	(0.07)	(0.02)	(0.07)	0.02
Net realized and unrealized gain (loss)	12.61	14.35	4.85	(15.35)	16.28
Total from investment operations	12.47	14.28	4.83	(15.42)	16.30
Less distributions:
From net realized gain on investments	(1.93)	—	—	(11.63)	(1.75)
Net asset value at end of year	$60.87	$50.33	$36.05	$31.22	$58.27
Total investment return (b)	25.37%	39.61%	15.47%	(32.46)%	38.25%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.26)%	(0.15)%	(0.04)%	(0.20)%	0.04%
Net expenses (c)	0.75%	0.75%	0.75%	0.75%	0.77%
Expenses (before waiver/reimbursement) (c)	0.77%	0.78%	0.80%	0.79%	0.78%
Portfolio turnover rate	38%	69%	42%	42%	53%
Net assets at end of year (in 000’s)	$128,317	$60,639	$44,833	$38,498	$14,025

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI WMC Growth Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,				April 26, 2021^ through October 31,
Class R6	2025	2024	2023	2022	2021
Net asset value at beginning of period	$50.36	$36.06	$31.22	$58.27	$53.43
Net investment income (loss) (a)	(0.10)	(0.05)	(0.01)	(0.08)	(0.19)
Net realized and unrealized gain (loss)	12.59	14.35	4.85	(15.34)	5.03
Total from investment operations	12.49	14.30	4.84	(15.42)	4.84
Less distributions:
From net realized gain on investments	(1.93)	—	—	(11.63)	—
Net asset value at end of period	$60.92	$50.36	$36.06	$31.22	$58.27
Total investment return (b)	25.42%	39.66%	15.50%	(32.46)%	9.06%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.20)%	(0.11)%	(0.02)%	(0.20)%	(0.37)%††
Net expenses (c)	0.72%	0.72%	0.73%	0.72%	0.71%††
Expenses (before waiver/reimbursement) (c)	0.72%	0.72%	0.73%	0.72%	0.72%††
Portfolio turnover rate	38%	69%	42%	42%	53%
Net assets at end of period (in 000’s)	$144,405	$134,115	$121,645	$133,867	$152,039

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI WMC Growth Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	August 7, 2006
Investor Class	January 18, 2013
Class C	January 18, 2013
Class I	November 2, 2009
Class R6	April 26, 2021
Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge ("CDSC") of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under a distribution plan pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek long-term growth of capital.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the

12	NYLI WMC Growth Fund

Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal
13

Notes to Financial Statements (continued)
conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and

14	NYLI WMC Growth Fund

Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The
Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Wellington Management Company LLP ("Wellington" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and Wellington, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.70% up to $500 million; 0.65% from $500 million to $1 billion; 0.625% from $1 billion to $2 billion; and 0.60% in excess of $2 billion. During the year ended October 31, 2025, the effective management fee rate was 0.68% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.75% of its average daily net assets. In addition, New York Life Investments will waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2025, New York Life Investments earned fees from the Fund in the amount of $6,411,578 and waived fees and/or reimbursed expenses, including the waiver/reimbursement of certain class specific expenses in the amount of $52,164 and paid the Subadvisor fees in the amount of $2,628,843.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New
15

Notes to Financial Statements (continued)
York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2025, were $26,703 and $2,870, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Investor Class and Class C shares during the year ended October 31, 2025, of $714, $1 and $551, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$363,986	$—
Investor Class	281,260	(33,496)
Class B*	1,139	(231)
Class C	7,863	(884)
Class I	45,011	—
Class R6	5,453	—

*	Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class R6	$37,254	0.0%‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of October 31, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$506,523,116	$573,183,765	$(5,815,845)	$567,367,920
As of October 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$—	$30,845,139	$—	$567,367,920	$598,213,059

16	NYLI WMC Growth Fund

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sales adjustments. The other temporary differences are primarily due to qualified late-year loss deferral.
The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of October 31, 2025 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$3,231,713	$(3,231,713)
The reclassifications for the Fund are primarily due to net operating losses.
During the years ended October 31, 2025 and October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Long-Term Capital Gains	$35,580,843	$—
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2025, purchases and sales of securities, other than short-term securities, were $358,547 and $392,660, respectively.
The Fund may purchase securities from or sell securities to other portfolios managed by the Subadvisor. These interportfolio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 under the 1940 Act. The Rule 17a-7 transactions during the year ended October 31, 2025, were as follows:
Sales (000's)	Realized Gain / (Loss) (000's)
$1,289	$469
17

Notes to Financial Statements (continued)
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2025 and October 31, 2024, were as follows:
Class A	Shares	Amount
Year ended October 31, 2025:
Shares sold	325,810	$16,538,594
Shares issued to shareholders in reinvestment of distributions	496,789	24,740,096
Shares redeemed	(1,463,042)	(73,711,653)
Net increase (decrease) in shares outstanding before conversion	(640,443)	(32,432,963)
Shares converted into Class A (See Note 1)	351,184	18,276,418
Shares converted from Class A (See Note 1)	(406)	(19,405)
Net increase (decrease)	(289,665)	$(14,175,950)
Year ended October 31, 2024:
Shares sold	277,639	$12,150,016
Shares redeemed	(1,430,490)	(63,104,676)
Net increase (decrease) in shares outstanding before conversion	(1,152,851)	(50,954,660)
Shares converted into Class A (See Note 1)	283,502	12,991,799
Shares converted from Class A (See Note 1)	(7,197)	(323,593)
Net increase (decrease)	(876,546)	$(38,286,454)

Investor Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	17,820	$862,021
Shares issued to shareholders in reinvestment of distributions	63,247	3,042,195
Shares redeemed	(113,059)	(5,478,617)
Net increase (decrease) in shares outstanding before conversion	(31,992)	(1,574,401)
Shares converted into Investor Class (See Note 1)	4,414	212,964
Shares converted from Investor Class (See Note 1)	(335,645)	(16,896,109)
Net increase (decrease)	(363,223)	$(18,257,546)
Year ended October 31, 2024:
Shares sold	20,815	$886,756
Shares redeemed	(135,519)	(5,820,683)
Net increase (decrease) in shares outstanding before conversion	(114,704)	(4,933,927)
Shares converted into Investor Class (See Note 1)	13,059	559,198
Shares converted from Investor Class (See Note 1)	(208,118)	(9,339,678)
Net increase (decrease)	(309,763)	$(13,714,407)

Class B	Shares	Amount
Year ended October 31, 2025: (a)
Shares sold	34	$1,437
Shares issued to shareholders in reinvestment of distributions	1,499	62,928
Shares redeemed	(1,425)	(59,538)
Net increase (decrease) in shares outstanding before conversion	108	4,827
Shares converted from Class B (See Note 1)	(34,614)	(1,463,174)
Net increase (decrease)	(34,506)	$(1,458,347)
Year ended October 31, 2024:
Shares sold	36	$1,455
Shares redeemed	(10,866)	(409,575)
Net increase (decrease) in shares outstanding before conversion	(10,830)	(408,120)
Shares converted from Class B (See Note 1)	(106,292)	(4,039,353)
Net increase (decrease)	(117,122)	$(4,447,473)

Class C	Shares	Amount
Year ended October 31, 2025:
Shares sold	7,357	$302,373
Shares issued to shareholders in reinvestment of distributions	2,103	88,198
Shares redeemed	(11,799)	(502,562)
Net increase (decrease) in shares outstanding before conversion	(2,339)	(111,991)
Shares converted from Class C (See Note 1)	(2,641)	(110,694)
Net increase (decrease)	(4,980)	$(222,685)
Year ended October 31, 2024:
Shares sold	7,811	$277,276
Shares redeemed	(12,015)	(432,549)
Net increase (decrease) in shares outstanding before conversion	(4,204)	(155,273)
Shares converted from Class C (See Note 1)	(4,524)	(171,966)
Net increase (decrease)	(8,728)	$(327,239)

Class I	Shares	Amount
Year ended October 31, 2025:
Shares sold	1,227,754	$66,897,403
Shares issued to shareholders in reinvestment of distributions	43,755	2,290,122
Shares redeemed	(368,193)	(20,023,201)
Net increase (decrease)	903,316	$49,164,324
Year ended October 31, 2024:
Shares sold	126,242	$5,863,818
Shares redeemed	(171,862)	(8,046,912)
Net increase (decrease) in shares outstanding before conversion	(45,620)	(2,183,094)
Shares converted into Class I (See Note 1)	6,871	323,593
Net increase (decrease)	(38,749)	$(1,859,501)

18	NYLI WMC Growth Fund

Class R2(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	1,147	$43,132
Shares redeemed	(4,047)	(168,115)
Net increase (decrease)	(2,900)	$(124,983)

Class R6	Shares	Amount
Year ended October 31, 2025:
Shares sold	109,071	$5,582,907
Shares issued to shareholders in reinvestment of distributions	98,105	5,138,744
Shares redeemed	(500,046)	(26,856,803)
Net increase (decrease)	(292,870)	$(16,135,152)
Year ended October 31, 2024:
Shares sold	194,430	$9,598,335
Shares redeemed	(904,479)	(41,981,562)
Net increase (decrease)	(710,049)	$(32,383,227)

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
19

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI WMC Growth Fund (the Fund), one of the funds constituting New York Life Investments Funds Trust, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with custodians, the transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 19, 2025
20	NYLI WMC Growth Fund

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years. Accordingly, the Fund paid $35,580,843 as long term capital gain distributions.
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2025.
21

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
22

NYLI WMC International Research Equity Fund

Annual Report - Financial Statements and Other Information
October 31, 2025

Portfolio of Investments October 31, 2025†^
	Shares	Value
Common Stocks 98.5%
Australia 3.9%
ANZ Group Holdings Ltd. (Banks)	64,563	$ 1,548,227
Challenger Ltd. (Financial Services)	105,507	642,699
Commonwealth Bank of Australia (Banks)	9,836	1,104,623
Evolution Mining Ltd. (Metals & Mining) (a)	43,890	311,869
Glencore plc (Metals & Mining)	357,661	1,712,402
Macquarie Group Ltd. (Capital Markets)	7,867	1,125,011
Orora Ltd. (Containers & Packaging)	128,612	169,143
Rio Tinto plc (Metals & Mining)	7,086	510,685
Stockland (Diversified REITs)	461,132	1,903,845
		9,028,504
Austria 1.4%
BAWAG Group AG (Banks) (b)	12,912	1,665,410
Erste Group Bank AG (Banks)	14,456	1,495,478
		3,160,888
Belgium 2.2%
Anheuser-Busch InBev SA/NV (Beverages)	19,121	1,165,906
KBC Group NV (Banks)	20,992	2,522,478
UCB SA (Pharmaceuticals)	5,690	1,459,284
		5,147,668
Brazil 3.1%
B3 SA - Brasil Bolsa Balcao (Capital Markets)	206,019	484,800
Banco Santander Brasil SA (Banks)	303,854	1,758,755
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities)	55,562	1,361,488
MercadoLibre, Inc. (Broadline Retail) (c)	1,063	2,473,877
Petroleo Brasileiro SA - Petrobras (Oil, Gas & Consumable Fuels)	54,800	320,960
Rumo SA (Ground Transportation)	253,229	749,339
		7,149,219
Canada 2.8%
Barrick Mining Corp. (Metals & Mining)	45,400	1,490,297
Constellation Software, Inc. (Software)	82	215,799
iA Financial Corp., Inc. (Insurance)	3,539	417,751
Intact Financial Corp. (Insurance)	851	158,744
Kinross Gold Corp. (Metals & Mining)	13,108	304,861
Methanex Corp. (Chemicals)	8,562	336,974
Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	26,423	999,611
Shopify, Inc., Class A (IT Services) (c)	11,483	1,996,538
Sun Life Financial, Inc. (Insurance)	9,276	564,526
		6,485,101
	Shares	Value

Chile 1.0%
Antofagasta plc (Metals & Mining)	34,911	$ 1,279,566
Lundin Mining Corp. (Metals & Mining)	63,712	1,024,807
		2,304,373
China 7.6%
Airtac International Group (Machinery)	29,952	887,618
Alibaba Group Holding Ltd. (Broadline Retail)	135,463	2,878,167
BOC Aviation Ltd. (Trading Companies & Distributors) (b)	65,562	574,576
China Merchants Bank Co. Ltd., Class H (Banks)	225,522	1,411,662
China Pacific Insurance Group Co. Ltd., Class H (Insurance)	55,920	226,687
ENN Energy Holdings Ltd. (Gas Utilities)	143,159	1,246,335
GenFleet Therapeutics Shanghai, Inc., Class H (Biotechnology) (c)	12,400	43,596
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H (Pharmaceuticals) (a)(c)	42,400	410,329
Minth Group Ltd. (Automobile Components)	186,934	828,514
People's Insurance Co. Group of China Ltd. (The), Class H (Insurance)	641,500	576,236
Pony AI, Inc., ADR (Software) (c)	16,153	301,738
Sany Heavy Industry Co. Ltd., Class H (Machinery) (c)	150,630	453,215
Tencent Holdings Ltd. (Interactive Media & Services)	90,527	7,327,857
Zhongsheng Group Holdings Ltd. (Specialty Retail)	245,000	387,180
		17,553,710
Denmark 0.3%
Novo Nordisk A/S, Class B (Pharmaceuticals)	13,124	640,000
Finland 0.4%
Sampo OYJ, Class A (Insurance)	90,587	1,009,485
France 9.0%
Accor SA (Hotels, Restaurants & Leisure)	14,096	717,338
Airbus SE (Aerospace & Defense)	6,099	1,500,205
Arkema SA (Chemicals)	4,464	264,990
Ayvens SA (Ground Transportation) (b)	20,471	273,005
Cie de Saint-Gobain SA (Building Products)	10,393	1,006,996
Danone SA (Food Products)	9,858	871,301
Engie SA (Multi-Utilities)	81,388	1,904,381
Hermes International SCA (Textiles, Apparel & Luxury Goods)	279	691,096

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2025†^ (continued)
	Shares	Value
Common Stocks (continued)
France (continued)
JCDecaux SE (Media)	43,446	$ 790,732
Kering SA (Textiles, Apparel & Luxury Goods)	2,965	1,048,522
Klepierre SA (Retail REITs)	52,568	2,008,036
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	1,632	1,151,436
Pernod Ricard SA (Beverages)	8,688	850,808
Renault SA (Automobiles)	15,614	606,515
Rexel SA (Trading Companies & Distributors)	45,119	1,560,192
Societe Generale SA (Banks)	29,779	1,883,057
TotalEnergies SE (Oil, Gas & Consumable Fuels)	41,000	2,549,604
Valeo SE (Automobile Components)	29,071	401,602
Vinci SA (Construction & Engineering)	7,097	948,103
		21,027,919
Germany 4.8%
adidas AG (Textiles, Apparel & Luxury Goods)	6,004	1,133,580
Allianz SE (Registered) (Insurance)	1,686	676,681
Aumovio SE (Automobile Components) (c)	11,887	511,068
Bayerische Motoren Werke AG (Automobiles)	2,501	232,698
Brenntag SE (Trading Companies & Distributors)	6,600	366,301
Daimler Truck Holding AG (Machinery)	19,996	800,010
Deutsche Post AG (Air Freight & Logistics)	3,266	149,829
Deutsche Telekom AG (Registered) (Diversified Telecommunication Services)	52,003	1,611,820
E.ON SE (Multi-Utilities)	109,995	2,046,322
Rheinmetall AG (Aerospace & Defense)	361	708,005
SAP SE (Software)	2,039	527,514
Siemens AG (Registered) (Industrial Conglomerates)	6,038	1,708,955
Talanx AG (Insurance)	6,402	778,512
		11,251,295
Hong Kong 1.3%
AIA Group Ltd. (Insurance)	145,577	1,413,514
Prudential plc (Insurance)	106,478	1,475,736
Zijin Gold International Co. Ltd. (Metals & Mining) (c)	10,928	184,792
		3,074,042
Hungary 0.7%
OTP Bank Nyrt. (Banks)	17,511	1,670,207
	Shares	Value

India 2.5%
Adani Ports & Special Economic Zone Ltd. (Transportation Infrastructure)	23,363	$ 382,009
Axis Bank Ltd. (Banks)	101,415	1,408,389
Bajaj Holdings & Investment Ltd. (Financial Services)	2,734	378,911
HDFC Bank Ltd., ADR (Banks)	41,683	1,509,758
IDFC First Bank Ltd. (Banks)	858,576	790,861
Larsen & Toubro Ltd. (Construction & Engineering)	10,959	497,623
Mahindra & Mahindra Ltd. (Automobiles)	10,350	406,579
SBI Life Insurance Co. Ltd. (Insurance) (b)	15,213	335,154
		5,709,284
Indonesia 0.5%
Bank Central Asia Tbk. PT (Banks)	2,355,071	1,207,275
Ireland 0.5%
AIB Group plc (Banks)	112,651	1,036,830
Israel 1.0%
Bank Leumi Le-Israel BM (Banks)	54,843	1,113,499
Phoenix Financial Ltd. (Insurance)	8,434	323,900
Wix.com Ltd. (IT Services) (c)	6,632	965,221
		2,402,620
Italy 2.2%
Coca-Cola HBC AG (Beverages)	8,688	394,220
Eurogroup Laminations SpA (Electrical Equipment) (a)	40,604	163,808
Ferrari NV (Automobiles)	1,460	583,114
FinecoBank Banca Fineco SpA (Banks)	73,019	1,667,316
Generali (Insurance) (a)	20,120	773,430
UniCredit SpA (Banks)	19,231	1,419,328
		5,001,216
Japan 14.9%
Advantest Corp. (Semiconductors & Semiconductor Equipment)	15,323	2,300,289
Asahi Group Holdings Ltd. (Beverages)	23,213	250,190
Asics Corp. (Textiles, Apparel & Luxury Goods)	23,700	606,379
Chiba Bank Ltd. (The) (Banks)	62,802	613,512
Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	20,200	923,949
Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	34,072	811,175
Denso Corp. (Automobile Components)	8,470	118,798
FANUC Corp. (Machinery)	37,652	1,199,362
Hachijuni Bank Ltd. (The) (Banks)	12,600	127,014

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI WMC International Research Equity Fund

	Shares	Value
Common Stocks (continued)
Japan (continued)
Hitachi Ltd. (Industrial Conglomerates)	103,524	$ 3,572,387
Hokuhoku Financial Group, Inc. (Banks)	5,200	127,511
Honda Motor Co. Ltd. (Automobiles) (a)	68,590	694,312
Isuzu Motors Ltd. (Automobiles)	55,083	677,323
Kajima Corp. (Construction & Engineering)	10,900	351,946
Koito Manufacturing Co. Ltd. (Automobile Components)	38,450	574,717
Kubota Corp. (Machinery)	27,074	351,447
Kyoto Financial Group, Inc. (Banks)	6,200	125,682
Kyushu Financial Group, Inc. (Banks)	21,900	125,579
M3, Inc. (Health Care Technology)	27,467	386,670
Marubeni Corp. (Trading Companies & Distributors)	28,410	700,526
MISUMI Group, Inc. (Machinery)	35,100	549,356
Mitsubishi Electric Corp. (Electrical Equipment)	10,970	307,297
Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	200,845	2,087,167
Mizuho Financial Group, Inc. (Banks)	53,232	1,778,545
MS&AD Insurance Group Holdings, Inc. (Insurance)	22,196	458,870
Nomura Holdings, Inc. (Capital Markets)	85,559	611,810
Osaka Gas Co. Ltd. (Gas Utilities)	37,150	1,168,666
Otsuka Holdings Co. Ltd. (Pharmaceuticals)	22,930	1,245,966
Pan Pacific International Holdings Corp. (Broadline Retail)	69,720	415,216
Recruit Holdings Co. Ltd. (Professional Services)	26,196	1,310,225
Shin-Etsu Chemical Co. Ltd. (Chemicals)	18,400	555,785
SoftBank Group Corp. (Wireless Telecommunication Services)	16,518	2,900,913
Sompo Holdings, Inc. (Insurance)	13,255	404,935
Sony Group Corp. (Household Durables)	123,810	3,480,273
Sumitomo Rubber Industries Ltd. (Automobile Components)	23,450	275,265
Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	8,425	1,868,578
Toray Industries, Inc. (Chemicals)	67,899	416,840
Yokohama Financial Group, Inc. (Banks)	40,949	297,864
		34,772,339
Mexico 0.1%
Grupo Aeroportuario del Sureste SAB de CV, Class B (Transportation Infrastructure)	5,380	162,742
	Shares	Value

Netherlands 4.2%
Adyen NV (Financial Services) (b)(c)	421	$ 722,366
Akzo Nobel NV (Chemicals)	4,243	280,921
Arcadis NV (Professional Services)	12,763	609,341
Argenx SE (Biotechnology) (c)	2,395	1,947,877
Argenx SE, ADR (Biotechnology) (c)	409	334,767
ASML Holding NV (Semiconductors & Semiconductor Equipment)	4,197	4,441,467
Heineken NV (Beverages)	2,942	227,339
IMCD NV (Trading Companies & Distributors)	3,303	342,572
Koninklijke KPN NV (Diversified Telecommunication Services)	170,102	787,802
		9,694,452
Nigeria 0.4%
Airtel Africa plc (Wireless Telecommunication Services) (b)	247,593	899,677
Portugal 0.8%
Jeronimo Martins SGPS SA (Consumer Staples Distribution & Retail)	71,357	1,837,457
Republic of Korea 2.4%
Hanwha Aerospace Co. Ltd. (Aerospace & Defense)	912	626,670
HD Hyundai Heavy Industries Co. Ltd. (Machinery)	813	342,376
KT Corp. (Diversified Telecommunication Services)	26,590	917,283
LG Chem Ltd. (Chemicals)	2,822	787,327
LG Energy Solution Ltd. (Electrical Equipment) (c)	435	144,415
SK hynix, Inc. (Semiconductors & Semiconductor Equipment)	7,307	2,866,898
		5,684,969
Russia 0.0% ‡
LUKOIL PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels) (c)(d)(e)	11,171	—
Mobile TeleSystems PJSC (Wireless Telecommunication Services) (c)(d)(e)	80,528	—
		—
Singapore 1.6%
Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	500,167	1,633,151
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2025†^ (continued)
	Shares	Value
Common Stocks (continued)
Singapore (continued)
United Overseas Bank Ltd. (Banks)	81,793	$ 2,178,675
		3,811,826
South Africa 1.8%
Anglo American plc (Metals & Mining)	77,028	2,909,261
Discovery Ltd. (Insurance)	24,025	301,797
Harmony Gold Mining Co. Ltd. (Metals & Mining)	43,101	723,923
Sibanye Stillwater Ltd., ADR (Metals & Mining) (a)(c)	30,585	322,977
		4,257,958
Spain 0.2%
Banco Santander SA (Banks) (a)	34,668	352,688
Industria de Diseno Textil SA (Specialty Retail)	3,843	212,179
		564,867
Sweden 1.5%
Atlas Copco AB, Class A (Machinery)	71,423	1,204,010
NOBA Bank Group AB (Banks) (c)	71,654	721,801
Sandvik AB (Machinery)	48,764	1,480,846
		3,406,657
Switzerland 2.2%
Baloise Holding AG (Registered) (Insurance)	1,415	350,607
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	9,903	1,952,912
DSM-Firmenich AG (Chemicals)	2,317	188,818
Galderma Group AG (Pharmaceuticals)	6,458	1,191,691
UBS Group AG (Registered) (Capital Markets)	37,694	1,439,374
		5,123,402
Taiwan 6.4%
Chroma ATE, Inc. (Electronic Equipment, Instruments & Components)	54,040	1,439,731
Nan Ya Plastics Corp. (Chemicals)	126,719	171,069
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	271,658	13,255,490
		14,866,290
Thailand 0.0% ‡
PTT Global Chemical PCL (Chemicals)	45,700	35,687
	Shares	Value

United Arab Emirates 0.2%
Aldar Properties PJSC (Real Estate Management & Development)	178,979	$ 438,561
United Kingdom 11.1%
Allfunds Group plc (Capital Markets)	101,333	770,890
Anglogold Ashanti plc (Metals & Mining)	3,459	235,212
AstraZeneca plc (Pharmaceuticals)	16,319	2,673,352
Babcock International Group plc (Aerospace & Defense)	17,983	286,562
BAE Systems plc (Aerospace & Defense)	47,553	1,168,821
Beazley plc (Insurance)	55,950	683,932
British American Tobacco plc (Tobacco)	59,500	3,051,567
BT Group plc (Diversified Telecommunication Services)	516,051	1,259,266
Coca-Cola Europacific Partners plc (Beverages)	3,873	346,490
Croda International plc (Chemicals)	5,090	193,046
easyJet plc (Passenger Airlines)	120,924	769,666
HSBC Holdings plc (Banks)	158,771	2,218,013
ICG plc (Capital Markets)	26,772	679,140
Imperial Brands plc (Tobacco)	34,992	1,390,562
Inchcape plc (Distributors)	67,851	680,998
London Stock Exchange Group plc (Capital Markets)	7,824	975,008
Marks & Spencer Group plc (Consumer Staples Distribution & Retail)	15,317	80,045
Next plc (Broadline Retail)	5,681	1,067,228
Reckitt Benckiser Group plc (Household Products)	14,353	1,096,638
Rolls-Royce Holdings plc (Aerospace & Defense)	60,275	924,069
Shawbrook Group plc (Banks) (c)(d)	76,542	393,163
SSE plc (Electric Utilities)	34,711	873,693
Tesco plc (Consumer Staples Distribution & Retail)	406,893	2,455,655
Unilever plc (Personal Care Products)	17,434	1,051,021
Wise plc, Class A (Financial Services) (c)	39,544	502,087
		25,826,124
United States 5.2%
CyberArk Software Ltd. (Software) (c)	1,470	765,546
Experian plc (Professional Services)	9,582	446,492
GSK plc (Pharmaceuticals)	105,390	2,465,117
Novartis AG (Registered) (Pharmaceuticals)	8,953	1,104,398
QIAGEN NV (Life Sciences Tools & Services)	20,311	954,252
Roche Holding AG (Pharmaceuticals)	4,001	1,287,181

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI WMC International Research Equity Fund

	Shares	Value
Common Stocks (continued)
United States (continued)
Schneider Electric SE (Electrical Equipment)	2,181	$ 618,678
Shell plc (Oil, Gas & Consumable Fuels)	121,172	4,532,755
		12,174,419
Zambia 0.3%
First Quantum Minerals Ltd. (Metals & Mining) (c)	36,486	757,529
Total Common Stocks (Cost $195,798,482)		229,174,592
Exchange-Traded Fund 0.8%
United States 0.8%
iShares MSCI ACWI ex U.S. ETF (a)	29,043	1,927,003
Total Exchange-Traded Fund (Cost $1,941,192)		1,927,003

	Number of Warrants

Warrants 0.0% ‡
Canada 0.0% ‡
Constellation Software, Inc. (Software)
Expires 3/31/40 (c)(d)(e)	442	—
Total Warrants (Cost $0)		—

	Shares

Short-Term Investments 3.5%
Affiliated Investment Company 3.0%
United States 3.0%
NYLI U.S. Government Liquidity Fund, 3.895% (f)	6,903,646	6,903,646
	Shares	Value

Unaffiliated Investment Company 0.5%
United States 0.5%
Invesco Government & Agency Portfolio, 4.083% (f)(g)	1,153,598	$ 1,153,598
Total Short-Term Investments (Cost $8,057,244)		8,057,244
Total Investments (Cost $205,796,918)	102.8%	239,158,839
Other Assets, Less Liabilities	(2.8)	(6,440,128)
Net Assets	100.0%	$ 232,718,711

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	All or a portion of this security was held on loan. As of October 31, 2025, the aggregate market value of securities on loan was $2,695,710; the total market value of collateral held by the Fund was $2,837,293. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,683,695. The Fund received cash collateral with a value of $1,153,598. (See Note 2(I))
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Non-income producing security.
(d)	Illiquid security—As of October 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $393,163, which represented 0.2% of the Fund’s net assets. (Unaudited)
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Current yield as of October 31, 2025.
(g)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ —	$ 64,144	$ (57,240)	$ —	$ —	$ 6,904	$ 41	$ —	6,904

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments October 31, 2025†^ (continued)
Abbreviation(s):
ACWI—All Country World Index
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
PCL—Provision for Credit Losses
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Israel	$ 965,221	$ 1,437,399	$ —	$ 2,402,620
All Other Countries	226,771,972	—	—	226,771,972
Total Common Stocks	227,737,193	1,437,399	—	229,174,592
Exchange-Traded Fund	1,927,003	—	—	1,927,003
Warrants	—	—	—	—
Short-Term Investments
Affiliated Investment Company	6,903,646	—	—	6,903,646
Unaffiliated Investment Company	1,153,598	—	—	1,153,598
Total Short-Term Investments	8,057,244	—	—	8,057,244
Total Investments in Securities	$ 237,721,440	$ 1,437,399	$ —	$ 239,158,839

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI WMC International Research Equity Fund

The table below sets forth the diversification of the Fund’s investments by industry.
Industry Diversification
	Value	Percent †^
Aerospace & Defense	$5,214,332	2.2%
Air Freight & Logistics	149,829	0.1
Automobile Components	2,709,964	1.2
Automobiles	3,200,541	1.4
Banks	34,273,200	14.7
Beverages	3,234,953	1.4
Biotechnology	2,326,240	1.0
Broadline Retail	6,834,488	2.9
Building Products	1,006,996	0.4
Capital Markets	6,086,033	2.6
Chemicals	3,231,457	1.4
Construction & Engineering	1,797,672	0.8
Consumer Staples Distribution & Retail	4,373,157	1.9
Containers & Packaging	169,143	0.1
Distributors	680,998	0.3
Diversified REITs	1,903,845	0.8
Diversified Telecommunication Services	6,209,322	2.7
Electric Utilities	873,693	0.4
Electrical Equipment	1,234,198	0.5
Electronic Equipment, Instruments & Components	1,439,731	0.6
Exchange-Traded Fund	1,927,003	0.8
Financial Services	2,246,063	1.0
Food Products	871,301	0.4
Gas Utilities	2,415,001	1.0
Ground Transportation	1,022,344	0.4
Health Care Technology	386,670	0.2
Hotels, Restaurants & Leisure	717,338	0.3
Household Durables	3,480,273	1.5
Household Products	1,096,638	0.5
Industrial Conglomerates	5,281,342	2.3
Insurance	10,930,497	4.7
Interactive Media & Services	7,327,857	3.1
IT Services	2,961,759	1.3
Life Sciences Tools & Services	954,252	0.4
Machinery	7,268,240	3.1
Media	790,732	0.3
Metals & Mining	11,768,181	5.1
Multi-Utilities	3,950,703	1.7
Oil, Gas & Consumable Fuels	8,402,930	3.6
Passenger Airlines	769,666	0.3
Personal Care Products	1,051,021	0.5
Pharmaceuticals	14,212,442	6.1
Professional Services	2,366,058	1.0
Real Estate Management & Development	2,525,728	1.1
	Value	Percent †^
Retail REITs	$2,008,036	0.9%
Semiconductors & Semiconductor Equipment	24,732,722	10.6
Software	1,810,597	0.8
Specialty Retail	599,359	0.3
Textiles, Apparel & Luxury Goods	6,583,925	2.8
Tobacco	4,442,129	1.9
Trading Companies & Distributors	3,544,167	1.5
Transportation Infrastructure	544,751	0.2
Water Utilities	1,361,488	0.6
Wireless Telecommunication Services	3,800,590	1.6
	231,101,595	99.3
Short-Term Investments	8,057,244	3.5
Other Assets, Less Liabilities	(6,440,128)	(2.8)
Net Assets	$232,718,711	100.0%

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $198,893,272) including securities on loan of $2,695,710	$232,255,193
Investment in affiliated investment companies, at value (identified cost $6,903,646)	6,903,646
Cash	4,168
Cash denominated in foreign currencies (identified cost $427,219)	427,449
Receivables:
Investment securities sold	3,407,398
Dividends	1,041,984
Fund shares sold	110,484
Securities lending	1,140
Other assets	326,602
Total assets	244,478,064
Liabilities
Cash collateral received for securities on loan	1,153,598
Payables:
Investment securities purchased	10,285,432
Manager (See Note 3)	119,374
Foreign capital gains tax (See Note 2)	76,339
Fund shares redeemed	59,783
Custodian	31,333
Professional fees	18,235
Transfer agent (See Note 3)	9,162
NYLIFE Distributors (See Note 3)	3,604
Shareholder communication	789
Trustees	182
Accrued expenses	1,522
Total liabilities	11,759,353
Net assets	$232,718,711
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$22,685
Additional paid-in-capital	261,623,860
261,646,545
Total distributable earnings (loss)	(28,927,834)
Net assets	$232,718,711
Class A
Net assets applicable to outstanding shares	$13,800,095
Shares of beneficial interest outstanding	1,354,995
Net asset value per share outstanding	$10.18
Maximum sales charge (5.50% of offering price)	0.59
Maximum offering price per share outstanding	$10.77
Investor Class
Net assets applicable to outstanding shares	$1,749,028
Shares of beneficial interest outstanding	172,863
Net asset value per share outstanding	$10.12
Maximum sales charge (5.00% of offering price)	0.53
Maximum offering price per share outstanding	$10.65
Class C
Net assets applicable to outstanding shares	$415,628
Shares of beneficial interest outstanding	41,802
Net asset value and offering price per share outstanding	$9.94
Class I
Net assets applicable to outstanding shares	$216,753,960
Shares of beneficial interest outstanding	21,115,338
Net asset value and offering price per share outstanding	$10.27

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI WMC International Research Equity Fund

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $319,609)	$5,926,529
Securities lending, net	56,958
Dividends-affiliated	41,379
Total income	6,024,866
Expenses
Manager (See Note 3)	1,593,156
Custodian	138,761
Professional fees	133,170
Registration	60,938
Transfer agent (See Note 3)	51,541
Distribution/Service—Class A (See Note 3)	27,842
Distribution/Service—Investor Class (See Note 3)	4,308
Distribution/Service—Class C (See Note 3)	5,480
Trustees	5,343
Shareholder communication	5,129
Miscellaneous	20,898
Total expenses before waiver/reimbursement	2,046,566
Expense waiver/reimbursement from Manager (See Note 3)	(170,709)
Net expenses	1,875,857
Net investment income (loss)	4,149,009
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions(a)	28,282,201
Foreign currency transactions	9,584
Net realized gain (loss)	28,291,785
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments(b)	25,381,239
Investments sold short	2
Translation of other assets and liabilities in foreign currencies	29,403
Net change in unrealized appreciation (depreciation)	25,410,644
Net realized and unrealized gain (loss)	53,702,429
Net increase (decrease) in net assets resulting from operations	$57,851,438

(a)	Realized gain (loss) on security transactions recorded net of foreign capital gains tax in the amount of $(15,254).
(b)	Net change in unrealized appreciation (depreciation) on investments recorded net of foreign capital gains tax in the amount of $(51,231).
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Statements of Changes in Net Assets
for the years ended October 31, 2025 and October 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$4,149,009	$3,363,776
Net realized gain (loss)	28,291,785	11,405,381
Net change in unrealized appreciation (depreciation)	25,410,644	20,181,804
Net increase (decrease) in net assets resulting from operations	57,851,438	34,950,961
Distributions to shareholders:
Class A	(152,355)	(187,602)
Investor Class	(19,459)	(25,017)
Class C	(357)	(3,362)
Class I	(3,464,568)	(3,017,802)
Total distributions to shareholders	(3,636,739)	(3,233,783)
Capital share transactions:
Net proceeds from sales of shares	30,129,532	56,839,397
Net asset value of shares issued to shareholders in reinvestment of distributions	3,632,031	3,226,737
Cost of shares redeemed	(59,219,378)	(34,136,307)
Increase (decrease) in net assets derived from capital share transactions	(25,457,815)	25,929,827
Net increase (decrease) in net assets	28,756,884	57,647,005
Net Assets
Beginning of year	203,961,827	146,314,822
End of year	$232,718,711	$203,961,827
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI WMC International Research Equity Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2025	2024	2023	2022	2021
Net asset value at beginning of year	$7.93	$6.52	$5.90	$8.16	$6.40
Net investment income (loss) (a)	0.15	0.13	0.11	0.12	0.09
Net realized and unrealized gain (loss)	2.22	1.41	0.62	(2.18)	1.81
Total from investment operations	2.37	1.54	0.73	(2.06)	1.90
Less distributions:
From net investment income	(0.12)	(0.13)	(0.11)	(0.20)	(0.14)
Net asset value at end of year	$10.18	$7.93	$6.52	$5.90	$8.16
Total investment return (b)	30.49%	23.87%	12.34%	(25.89)%	29.93%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.70%	1.70%	1.60%	1.67%	1.09%
Net expenses (c)	1.13%	1.14%	1.15%	1.15%(d)	1.31%(d)
Expenses (before waiver/reimbursement) (c)	1.19%	1.21%	1.21%	1.19%(d)	1.31%(d)
Portfolio turnover rate	109%	101%	85%	65%	117%
Net assets at end of year (in 000’s)	$13,800	$10,192	$9,866	$10,371	$15,492

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sales Expenses
October 31, 2022	1.15%	0.00%(e)
October 31, 2021	1.30%	0.01%

(e)	Less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Investor Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$7.87	$6.48	$5.87	$8.11	$6.36
Net investment income (loss) (a)	0.12	0.10	0.08	0.09	0.05
Net realized and unrealized gain (loss)	2.22	1.39	0.62	(2.16)	1.82
Total from investment operations	2.34	1.49	0.70	(2.07)	1.87
Less distributions:
From net investment income	(0.09)	(0.10)	(0.09)	(0.17)	(0.12)
Net asset value at end of year	$10.12	$7.87	$6.48	$5.87	$8.11
Total investment return (b)	30.05%	23.26%	11.84%	(26.07)%	29.66%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.37%	1.30%	1.23%	1.35%	0.64%
Net expenses (c)	1.52%	1.53%	1.52%	1.46%(d)	1.63%(d)
Expenses (before waiver/reimbursement) (c)	1.64%	1.63%	1.59%	1.50%(d)	1.63%(d)
Portfolio turnover rate	109%	101%	85%	65%	117%
Net assets at end of year (in 000's)	$1,749	$1,727	$1,597	$1,624	$2,487

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sales Expenses
October 31, 2022	1.46%	0.00%(e)
October 31, 2021	1.62%	0.01%

(e)	Less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI WMC International Research Equity Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2025	2024	2023	2022	2021
Net asset value at beginning of year	$7.71	$6.32	$5.70	$7.87	$6.16
Net investment income (loss) (a)	0.05	0.04	0.03	0.04	0.00‡
Net realized and unrealized gain (loss)	2.18	1.37	0.60	(2.11)	1.76
Total from investment operations	2.23	1.41	0.63	(2.07)	1.76
Less distributions:
From net investment income	(0.00)‡	(0.02)	(0.01)	(0.10)	(0.05)
Net asset value at end of year	$9.94	$7.71	$6.32	$5.70	$7.87
Total investment return (b)	28.99%	22.31%	11.10%	(26.65)%	28.66%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.59%	0.54%	0.49%	0.56%	0.01%
Net expenses (c)	2.27%	2.28%	2.27%	2.21%(d)	2.38%(d)
Expenses (before waiver/reimbursement) (c)	2.39%	2.38%	2.34%	2.25%(d)	2.38%(d)
Portfolio turnover rate	109%	101%	85%	65%	117%
Net assets at end of year (in 000’s)	$416	$731	$1,325	$2,458	$5,340

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sales Expenses
October 31, 2022	2.21%	0.00%(e)
October 31, 2021	2.37%	0.01%

(e)	Less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class I	2025	2024	2023	2022	2021
Net asset value at beginning of year	$7.99	$6.57	$5.95	$8.22	$6.45
Net investment income (loss) (a)	0.17	0.15	0.13	0.14	0.10
Net realized and unrealized gain (loss)	2.25	1.42	0.62	(2.19)	1.83
Total from investment operations	2.42	1.57	0.75	(2.05)	1.93
Less distributions:
From net investment income	(0.14)	(0.15)	(0.13)	(0.22)	(0.16)
Net asset value at end of year	$10.27	$7.99	$6.57	$5.95	$8.22
Total investment return (b)	30.87%	24.21%	12.58%	(25.61)%	30.21%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.98%	2.00%	1.87%	1.95%	1.26%
Net expenses (c)	0.86%	0.86%	0.86%	0.86%(d)	1.06%(d)
Expenses (before waiver/reimbursement) (c)	0.94%	0.96%	0.96%	0.94%(d)	1.08%(d)
Portfolio turnover rate	109%	101%	85%	65%	117%
Net assets at end of year (in 000’s)	$216,754	$191,311	$133,527	$147,559	$207,352

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sales Expenses
October 31, 2022	0.86%	0.00%(e)
October 31, 2021	1.05%	0.01%

(e)	Less than 0.01%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI WMC International Research Equity Fund

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI WMC International Research Equity Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	September 28, 2007
Investor Class	February 28, 2008
Class C	September 28, 2007
Class I	September 28, 2007
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek long-term growth of capital.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on

17

Notes to Financial Statements (continued)
an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural

18	NYLI WMC International Research Equity Fund

disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Trust's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Fund's procedures described above. The liquidity of the Fund's investments was determined as of October 31, 2025, and can change at any time.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not
19

Notes to Financial Statements (continued)
expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in ETFs and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETFs and mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of ETFs and mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included on the Statements of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any

20	NYLI WMC International Research Equity Fund

borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Rights and Warrants.  Rights are certificates that permit the holder to purchase a certain number of shares, or a fractional share, of a new stock from the issuer at a specific price. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. These investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities.
There is risk involved in the purchase of rights and warrants in that these investments are speculative investments. The Fund could also lose the entire value of its investment in warrants if such warrants are not exercised by the date of its expiration. The Fund is exposed to risk until the sale or exercise of each right or warrant is completed.
(K) Foreign Securities Risk.  The Fund invests in foreign securities, which carry certain risks in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(L) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Wellington Management Company LLP ("Wellington" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and Wellington, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.75% of the Fund's average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: 1.18% for Class A shares and 0.86% for Class I shares. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments
21

Notes to Financial Statements (continued)
provides written notice of termination prior to the start of the next term or upon approval of the Board.
New York Life Investments has agreed to voluntarily waive fees and/or reimburse expenses of the appropriate class of the Fund so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of average daily net assets: 1.95% for Investor Class shares and 2.70% for Class C shares. These voluntary waivers or reimbursements may be discontinued at any time without notice.
During the year ended October 31, 2025, New York Life Investments earned fees from the Fund in the amount of $1,593,156 and waived fees and/or reimbursed expenses, including the waiver/reimbursement of certain class specific expenses in the amount of $170,709 and paid the Subadvisor fees in the amount of $635,374.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2025, were $681 and $106, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class C shares during the year ended October 31, 2025, of $101.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$2,145	$—
Investor Class	8,000	(958)
Class C	2,562	(340)
Class I	38,834	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.

22	NYLI WMC International Research Equity Fund

Note 4-Federal Income Tax
As of October 31, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$208,540,562	$38,933,421	$(8,314,852)	$30,618,569
As of October 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$5,764,874	$(65,223,272)	$—	$30,530,564	$(28,927,834)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments and Passive Foreign Investment Company ("PFIC") adjustments.
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $65,223,272, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$65,223	$—
The Fund utilized $27,902,726 of capital loss carryforwards during the year ended October 31, 2025.
During the years ended October 31, 2025 and October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$3,636,739	$3,233,783
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2025, purchases and sales of securities, other than short-term securities, were $230,192 and $254,567, respectively.
The Fund may purchase securities from or sell securities to other portfolios managed by the Subadvisor. These interportfolio transactions are primarily used for cash management purposes and are made
23

Notes to Financial Statements (continued)
pursuant to Rule 17a-7 under the 1940 Act. The Rule 17a-7 transactions during the year ended October 31, 2025, were as follows:
Purchases (000's)	Sales (000's)	Realized Gain / (Loss) (000's)
$25,137	$717	$327
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2025 and October 31, 2024, were as follows:
Class A	Shares	Amount
Year ended October 31, 2025:
Shares sold	881,592	$7,585,884
Shares issued to shareholders in reinvestment of distributions	18,864	148,840
Shares redeemed	(877,989)	(7,477,605)
Net increase (decrease) in shares outstanding before conversion	22,467	257,119
Shares converted into Class A (See Note 1)	46,491	419,220
Net increase (decrease)	68,958	$676,339
Year ended October 31, 2024:
Shares sold	336,474	$2,631,230
Shares issued to shareholders in reinvestment of distributions	26,271	181,798
Shares redeemed	(608,659)	(4,660,777)
Net increase (decrease) in shares outstanding before conversion	(245,914)	(1,847,749)
Shares converted into Class A (See Note 1)	19,178	146,483
Net increase (decrease)	(226,736)	$(1,701,266)

Investor Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	17,526	$155,495
Shares issued to shareholders in reinvestment of distributions	2,441	19,209
Shares redeemed	(32,118)	(276,631)
Net increase (decrease) in shares outstanding before conversion	(12,151)	(101,927)
Shares converted into Investor Class (See Note 1)	3,491	29,411
Shares converted from Investor Class (See Note 1)	(37,798)	(341,000)
Net increase (decrease)	(46,458)	$(413,516)
Year ended October 31, 2024:
Shares sold	5,495	$42,269
Shares issued to shareholders in reinvestment of distributions	3,582	24,718
Shares redeemed	(26,051)	(191,329)
Net increase (decrease) in shares outstanding before conversion	(16,974)	(124,342)
Shares converted into Investor Class (See Note 1)	6,671	49,946
Shares converted from Investor Class (See Note 1)	(16,789)	(127,562)
Net increase (decrease)	(27,092)	$(201,958)

Class C	Shares	Amount
Year ended October 31, 2025:
Shares sold	5,494	$49,710
Shares issued to shareholders in reinvestment of distributions	46	357
Shares redeemed	(47,234)	(394,602)
Net increase (decrease) in shares outstanding before conversion	(41,694)	(344,535)
Shares converted from Class C (See Note 1)	(11,364)	(97,711)
Net increase (decrease)	(53,058)	$(442,246)
Year ended October 31, 2024:
Shares sold	3,721	$27,662
Shares issued to shareholders in reinvestment of distributions	494	3,362
Shares redeemed	(110,669)	(801,408)
Net increase (decrease) in shares outstanding before conversion	(106,454)	(770,384)
Shares converted from Class C (See Note 1)	(8,412)	(61,968)
Net increase (decrease)	(114,866)	$(832,352)

24	NYLI WMC International Research Equity Fund

Class I	Shares	Amount
Year ended October 31, 2025:
Shares sold	2,554,270	$22,338,443
Shares issued to shareholders in reinvestment of distributions	436,225	3,463,625
Shares redeemed	(5,825,938)	(51,070,540)
Net increase (decrease) in shares outstanding before conversion	(2,835,443)	(25,268,472)
Shares converted from Class I (See Note 1)	(1,225)	(9,920)
Net increase (decrease)	(2,836,668)	$(25,278,392)
Year ended October 31, 2024:
Shares sold	6,915,323	$54,138,236
Shares issued to shareholders in reinvestment of distributions	433,457	3,016,859
Shares redeemed	(3,709,719)	(28,482,793)
Net increase (decrease) in shares outstanding before conversion	3,639,061	28,672,302
Shares converted from Class I (See Note 1)	(883)	(6,899)
Net increase (decrease)	3,638,178	$28,665,403
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
25

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI WMC International Research Equity Fund (the Fund), one of the funds constituting New York Life Investments Funds Trust, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with custodians, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 19, 2025
26	NYLI WMC International Research Equity Fund

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For the fiscal year ended October 31, 2025, the Fund designated approximately $2,536,382 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
In accordance with federal tax law, the Fund elected to provide each shareholder with their portion of the Fund’s foreign taxes paid and the income sourced from foreign countries. Accordingly, the Fund made the following designations regarding its fiscal year ended October 31, 2025:
•    the total amount of taxes credited to foreign countries was $295,168.
•    the total amount of income sourced from foreign countries was $6,150,522.
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2025.
27

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
28

NYLI S&P 500 Index Fund

Annual Report - Financial Statements and Other Information
October 31, 2025

Portfolio of Investments October 31, 2025†^
	Shares	Value
Common Stocks 99.0%
Aerospace & Defense 2.2%
Axon Enterprise, Inc. (a)	2,458	$ 1,799,821
Boeing Co. (The) (a)	23,678	4,759,752
GE Aerospace	33,207	10,259,303
General Dynamics Corp.	7,906	2,726,779
Howmet Aerospace, Inc.	12,625	2,600,119
Huntington Ingalls Industries, Inc.	1,227	395,118
L3Harris Technologies, Inc.	5,859	1,693,837
Lockheed Martin Corp.	6,433	3,164,264
Northrop Grumman Corp.	4,215	2,459,242
RTX Corp.	41,915	7,481,827
Textron, Inc.	5,580	450,920
TransDigm Group, Inc.	1,765	2,309,520
		40,100,502
Air Freight & Logistics 0.3%
CH Robinson Worldwide, Inc.	3,698	569,455
Expeditors International of Washington, Inc.	4,250	518,075
FedEx Corp.	6,796	1,724,961
United Parcel Service, Inc., Class B	23,048	2,222,288
		5,034,779
Automobile Components 0.0% ‡
Aptiv plc (a)	6,810	552,291
Automobiles 2.4%
Ford Motor Co.	122,407	1,607,204
General Motors Co.	29,813	2,059,780
Tesla, Inc. (a)	87,872	40,118,840
		43,785,824
Banks 3.4%
Bank of America Corp.	213,386	11,405,482
Citigroup, Inc.	57,646	5,835,504
Citizens Financial Group, Inc.	13,507	687,101
Fifth Third Bancorp	20,726	862,616
Huntington Bancshares, Inc.	49,197	759,602
JPMorgan Chase & Co.	86,106	26,789,299
KeyCorp	29,186	513,382
M&T Bank Corp.	4,893	899,676
PNC Financial Services Group, Inc. (The)	12,332	2,251,207
Regions Financial Corp.	27,942	676,196
Truist Financial Corp.	40,377	1,802,025
U.S. Bancorp	48,728	2,274,623
Wells Fargo & Co.	100,313	8,724,222
		63,480,935
	Shares	Value

Beverages 1.0%
Brown-Forman Corp., Class B	5,514	$ 150,146
Coca-Cola Co. (The)	121,289	8,356,812
Constellation Brands, Inc., Class A	4,471	587,400
Keurig Dr Pepper, Inc.	42,538	1,155,332
Molson Coors Beverage Co., Class B	5,304	231,891
Monster Beverage Corp. (a)	22,320	1,491,646
PepsiCo, Inc.	42,871	6,263,024
		18,236,251
Biotechnology 1.6%
AbbVie, Inc.	55,318	12,061,537
Amgen, Inc.	16,858	5,030,933
Biogen, Inc. (a)	4,591	708,254
Gilead Sciences, Inc.	38,855	4,654,440
Incyte Corp. (a)	5,137	480,207
Moderna, Inc. (a)	10,843	294,496
Regeneron Pharmaceuticals, Inc.	3,190	2,079,242
Vertex Pharmaceuticals, Inc. (a)	8,029	3,416,901
		28,726,010
Broadline Retail 4.1%
Amazon.com, Inc. (a)	303,905	74,219,679
eBay, Inc.	14,311	1,163,628
		75,383,307
Building Products 0.5%
A O Smith Corp. (b)	3,578	236,112
Allegion plc	2,686	445,258
Builders FirstSource, Inc. (a)	3,456	401,484
Carrier Global Corp.	25,050	1,490,225
Johnson Controls International plc	20,491	2,343,965
Lennox International, Inc.	1,001	505,505
Masco Corp.	6,556	424,567
Trane Technologies plc	6,968	3,126,193
		8,973,309
Capital Markets 3.3%
Ameriprise Financial, Inc.	2,952	1,336,577
Bank of New York Mellon Corp. (The)	22,084	2,383,526
BlackRock, Inc.	4,510	4,883,473
Blackstone, Inc.	23,081	3,384,598
Cboe Global Markets, Inc.	3,275	804,471
Charles Schwab Corp. (The)	53,431	5,050,298
CME Group, Inc.	11,285	2,996,055
Coinbase Global, Inc., Class A (a)	7,082	2,434,650
FactSet Research Systems, Inc.	1,184	315,891
Franklin Resources, Inc.	9,592	216,875
Goldman Sachs Group, Inc. (The)	9,479	7,482,438
Interactive Brokers Group, Inc., Class A	13,943	981,030

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2025†^ (continued)
	Shares	Value
Common Stocks (continued)
Capital Markets (continued)
Intercontinental Exchange, Inc.	17,925	$ 2,622,248
Invesco Ltd.	13,998	331,753
KKR & Co., Inc.	21,482	2,541,965
Moody's Corp.	4,831	2,320,329
Morgan Stanley	37,991	6,230,524
MSCI, Inc.	2,423	1,426,057
Nasdaq, Inc.	14,195	1,213,531
Northern Trust Corp.	5,988	770,476
Raymond James Financial, Inc.	5,557	881,729
Robinhood Markets, Inc., Class A (a)	24,201	3,552,223
S&P Global, Inc.	9,786	4,767,837
State Street Corp.	8,884	1,027,523
T. Rowe Price Group, Inc.	6,880	705,406
		60,661,483
Chemicals 1.0%
Air Products and Chemicals, Inc.	6,969	1,690,610
Albemarle Corp.	3,680	361,486
CF Industries Holdings, Inc.	5,067	422,030
Corteva, Inc.	21,265	1,306,522
Dow, Inc.	22,197	529,399
DuPont de Nemours, Inc.	13,112	1,070,595
Eastman Chemical Co.	1,798	107,017
Ecolab, Inc.	7,993	2,049,405
International Flavors & Fragrances, Inc.	8,025	505,334
Linde plc	14,683	6,141,899
LyondellBasell Industries NV, Class A	8,042	373,310
Mosaic Co. (The)	9,922	272,359
PPG Industries, Inc.	7,068	690,897
Sherwin-Williams Co. (The)	7,261	2,504,609
Solstice Advanced Materials, Inc. (a)	4,970	224,009
		18,249,481
Commercial Services & Supplies 0.4%
Cintas Corp.	10,726	1,965,754
Copart, Inc. (a)	27,856	1,198,087
Republic Services, Inc.	6,353	1,322,949
Rollins, Inc.	8,791	506,449
Veralto Corp.	7,771	766,842
Waste Management, Inc.	11,605	2,318,331
		8,078,412
Communications Equipment 0.9%
Arista Networks, Inc. (a)	32,273	5,089,129
Cisco Systems, Inc.	124,004	9,065,933
F5, Inc. (a)	1,799	455,237
	Shares	Value

Communications Equipment (continued)
Motorola Solutions, Inc.	5,217	$ 2,121,806
		16,732,105
Construction & Engineering 0.2%
EMCOR Group, Inc.	1,402	947,443
Quanta Services, Inc.	4,666	2,095,641
		3,043,084
Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,888	1,157,533
Vulcan Materials Co.	4,137	1,197,661
		2,355,194
Consumer Finance 0.6%
American Express Co.	16,997	6,131,328
Capital One Financial Corp.	20,025	4,405,300
Synchrony Financial	11,651	866,601
		11,403,229
Consumer Staples Distribution & Retail 1.7%
Costco Wholesale Corp.	13,887	12,657,306
Dollar General Corp.	6,891	679,866
Dollar Tree, Inc. (a)	6,078	602,451
Kroger Co. (The)	19,047	1,211,961
Sysco Corp.	14,952	1,110,635
Target Corp.	14,228	1,319,220
Walmart, Inc.	137,445	13,906,685
		31,488,124
Containers & Packaging 0.2%
Amcor plc	72,190	570,301
Avery Dennison Corp.	2,445	427,606
Ball Corp.	8,522	400,534
International Paper Co.	16,533	638,835
Packaging Corp. of America	2,798	547,737
Smurfit WestRock plc	16,350	603,642
		3,188,655
Distributors 0.1%
Genuine Parts Co.	4,356	554,562
LKQ Corp.	8,074	258,045
Pool Corp.	1,028	274,538
		1,087,145
Diversified Telecommunication Services 0.6%
AT&T, Inc.	223,908	5,541,723
Verizon Communications, Inc.	132,030	5,246,872
		10,788,595

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI S&P 500 Index Fund

	Shares	Value
Common Stocks (continued)
Electric Utilities 1.5%
Alliant Energy Corp. (b)	8,034	$ 536,832
American Electric Power Co., Inc.	16,747	2,013,994
Constellation Energy Corp.	9,783	3,688,191
Duke Energy Corp.	24,351	3,026,829
Edison International	12,051	667,384
Entergy Corp.	13,979	1,343,242
Evergy, Inc.	7,196	552,725
Eversource Energy	11,621	857,746
Exelon Corp.	31,627	1,458,637
FirstEnergy Corp.	16,273	745,792
NextEra Energy, Inc.	64,485	5,249,079
NRG Energy, Inc.	6,057	1,040,956
PG&E Corp.	68,823	1,098,415
Pinnacle West Capital Corp.	3,734	330,534
PPL Corp.	23,157	845,694
Southern Co. (The)	34,447	3,239,396
Xcel Energy, Inc.	18,520	1,503,268
		28,198,714
Electrical Equipment 0.9%
AMETEK, Inc.	7,232	1,461,659
Eaton Corp. plc	12,191	4,651,598
Emerson Electric Co.	17,624	2,459,782
GE Vernova, Inc.	8,524	4,987,733
Generac Holdings, Inc. (a)	1,842	309,493
Hubbell, Inc.	1,664	782,080
Rockwell Automation, Inc.	3,521	1,296,996
		15,949,341
Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp., Class A	38,232	5,327,247
CDW Corp.	4,104	654,054
Corning, Inc.	24,410	2,174,443
Jabil, Inc.	3,357	741,528
Keysight Technologies, Inc. (a)	5,389	985,971
TE Connectivity plc	9,253	2,285,584
Teledyne Technologies, Inc. (a)	1,468	773,372
Trimble, Inc. (a)	7,462	595,094
Zebra Technologies Corp., Class A (a)	1,592	428,646
		13,965,939
Energy Equipment & Services 0.2%
Baker Hughes Co.	30,872	1,494,514
Halliburton Co.	26,698	716,574
SLB Ltd.	46,719	1,684,687
		3,895,775
	Shares	Value

Entertainment 1.5%
Electronic Arts, Inc.	7,051	$ 1,410,623
Live Nation Entertainment, Inc. (a)	4,939	738,529
Netflix, Inc. (a)	13,306	14,887,551
Take-Two Interactive Software, Inc. (a)	5,430	1,392,089
TKO Group Holdings, Inc.	2,161	407,132
Walt Disney Co. (The)	56,301	6,340,619
Warner Bros Discovery, Inc. (a)	77,526	1,740,459
		26,917,002
Financial Services 3.7%
Apollo Global Management, Inc.	14,409	1,791,183
Berkshire Hathaway, Inc., Class B (a)	57,422	27,421,302
Block, Inc. (a)	17,209	1,306,851
Corpay, Inc. (a)	2,211	575,634
Fidelity National Information Services, Inc.	16,358	1,022,702
Fiserv, Inc. (a)	17,022	1,135,197
Global Payments, Inc.	7,597	590,743
Jack Henry & Associates, Inc.	2,277	339,136
Mastercard, Inc., Class A	25,850	14,268,941
PayPal Holdings, Inc. (a)	29,917	2,072,351
Visa, Inc., Class A	53,193	18,124,983
		68,649,023
Food Products 0.5%
Archer-Daniels-Midland Co.	15,045	910,674
Bunge Global SA	4,385	414,821
Campbell's Co. (The)	6,155	185,450
Conagra Brands, Inc.	15,001	257,867
General Mills, Inc.	16,743	780,391
Hershey Co. (The)	4,638	786,744
Hormel Foods Corp.	9,115	196,793
J M Smucker Co. (The)	3,341	345,961
Kellanova	8,409	698,451
Kraft Heinz Co. (The)	26,686	659,945
Lamb Weston Holdings, Inc. (b)	4,364	269,390
McCormick & Co., Inc. (Non-Voting)	7,924	508,404
Mondelez International, Inc., Class A	40,519	2,328,222
Tyson Foods, Inc., Class A	8,952	460,222
		8,803,335
Gas Utilities 0.0% ‡
Atmos Energy Corp.	5,027	863,236
Ground Transportation 0.9%
CSX Corp.	58,378	2,102,776
JB Hunt Transport Services, Inc.	2,395	404,420
Norfolk Southern Corp.	7,025	1,990,744
Old Dominion Freight Line, Inc.	5,791	813,172
Uber Technologies, Inc. (a)	65,303	6,301,739
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2025†^ (continued)
	Shares	Value
Common Stocks (continued)
Ground Transportation (continued)
Union Pacific Corp.	18,570	$ 4,092,271
		15,705,122
Health Care Equipment & Supplies 2.0%
Abbott Laboratories	54,501	6,737,414
Align Technology, Inc. (a)	2,111	291,065
Baxter International, Inc.	16,050	296,443
Becton Dickinson & Co.	8,975	1,603,922
Boston Scientific Corp. (a)	46,400	4,673,408
Cooper Cos., Inc. (The) (a)	6,255	437,287
DexCom, Inc. (a)	12,280	714,941
Edwards Lifesciences Corp. (a)	18,384	1,515,761
GE HealthCare Technologies, Inc.	14,297	1,071,560
Hologic, Inc. (a)	6,970	515,153
IDEXX Laboratories, Inc. (a)	2,505	1,576,922
Insulet Corp. (a)	2,204	689,874
Intuitive Surgical, Inc. (a)	11,225	5,997,293
Medtronic plc	40,122	3,639,065
ResMed, Inc.	4,586	1,132,192
Solventum Corp. (a)	4,615	318,620
STERIS plc	3,084	726,899
Stryker Corp.	10,774	3,838,130
Zimmer Biomet Holdings, Inc.	6,203	623,774
		36,399,723
Health Care Providers & Services 1.6%
Cardinal Health, Inc.	7,478	1,426,578
Cencora, Inc.	6,071	2,050,844
Centene Corp. (a)	14,610	516,756
Cigna Group (The)	8,359	2,043,023
CVS Health Corp.	39,716	3,103,805
DaVita, Inc. (a)	1,119	133,183
Elevance Health, Inc.	7,051	2,236,577
HCA Healthcare, Inc.	5,129	2,357,699
Henry Schein, Inc. (a)	3,228	204,010
Humana, Inc.	3,766	1,047,663
Labcorp Holdings, Inc.	2,602	660,804
McKesson Corp.	3,895	3,160,169
Molina Healthcare, Inc. (a)	1,695	259,437
Quest Diagnostics, Inc. (b)	3,502	616,177
UnitedHealth Group, Inc.	28,360	9,686,642
Universal Health Services, Inc., Class B	1,766	383,240
		29,886,607
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	4,874	283,764
Healthpeak Properties, Inc.	21,728	390,018
Ventas, Inc.	14,231	1,050,105
	Shares	Value

Health Care REITs (continued)
Welltower, Inc.	20,944	$ 3,791,702
		5,515,589
Hotel & Resort REITs 0.0% ‡
Host Hotels & Resorts, Inc.	20,023	320,769
Hotels, Restaurants & Leisure 1.7%
Airbnb, Inc., Class A (a)	13,436	1,700,191
Booking Holdings, Inc.	1,015	5,153,906
Carnival Corp. (a)	33,997	980,133
Chipotle Mexican Grill, Inc. (a)	41,989	1,330,631
Darden Restaurants, Inc.	3,665	660,250
Domino's Pizza, Inc.	978	389,694
DoorDash, Inc., Class A (a)	11,592	2,948,657
Expedia Group, Inc.	3,701	814,220
Hilton Worldwide Holdings, Inc.	7,365	1,892,510
Las Vegas Sands Corp.	9,673	574,093
Marriott International, Inc., Class A	7,055	1,838,392
McDonald's Corp.	22,346	6,668,717
MGM Resorts International (a)(b)	6,393	204,768
Norwegian Cruise Line Holdings Ltd. (a)	14,152	317,288
Royal Caribbean Cruises Ltd.	7,910	2,268,825
Starbucks Corp.	35,595	2,878,568
Wynn Resorts Ltd.	2,644	314,610
Yum! Brands, Inc.	8,693	1,201,459
		32,136,912
Household Durables 0.3%
DR Horton, Inc.	8,682	1,294,312
Garmin Ltd.	5,124	1,096,228
Lennar Corp., Class A	7,127	882,109
Mohawk Industries, Inc. (a)	1,634	185,688
NVR, Inc. (a)	90	648,974
PulteGroup, Inc.	6,178	740,557
		4,847,868
Household Products 0.8%
Church & Dwight Co., Inc.	7,628	668,899
Clorox Co. (The)	3,830	430,722
Colgate-Palmolive Co.	25,309	1,950,059
Kimberly-Clark Corp.	10,389	1,243,667
Procter & Gamble Co. (The)	73,349	11,029,489
		15,322,836
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	22,265	308,816
Vistra Corp.	9,973	1,877,916
		2,186,732

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI S&P 500 Index Fund

	Shares	Value
Common Stocks (continued)
Industrial Conglomerates 0.4%
3M Co.	16,679	$ 2,777,053
Honeywell International, Inc.	19,881	4,002,642
		6,779,695
Industrial REITs 0.2%
Prologis, Inc.	29,061	3,606,180
Insurance 1.7%
Aflac, Inc.	15,073	1,615,675
Allstate Corp. (The)	8,251	1,580,231
American International Group, Inc.	17,348	1,369,798
Aon plc, Class A	6,754	2,300,953
Arch Capital Group Ltd.	11,639	1,004,562
Arthur J. Gallagher & Co.	8,028	2,002,906
Assurant, Inc.	1,580	334,518
Brown & Brown, Inc.	9,175	731,614
Chubb Ltd.	11,611	3,215,550
Cincinnati Financial Corp.	4,897	757,027
Erie Indemnity Co., Class A	795	232,649
Everest Group Ltd.	1,313	412,965
Globe Life, Inc.	2,537	333,641
Hanover Insurance Group, Inc. (The)	8,805	1,093,405
Loews Corp.	5,326	530,257
Marsh & McLennan Cos., Inc.	15,395	2,742,619
MetLife, Inc.	17,493	1,396,291
Principal Financial Group, Inc.	6,348	533,486
Progressive Corp. (The)	18,357	3,781,542
Prudential Financial, Inc.	11,023	1,146,392
Travelers Cos., Inc. (The)	7,050	1,893,771
W R Berkley Corp.	9,373	668,670
Willis Towers Watson plc	3,055	956,520
		30,635,042
Interactive Media & Services 7.4%
Alphabet, Inc.
Class A	182,154	51,219,883
Class C	146,230	41,210,538

Match Group, Inc.	7,535	243,682
Meta Platforms, Inc., Class A	67,919	44,035,284
		136,709,387
IT Services 0.9%
Accenture plc, Class A	19,504	4,877,950
Akamai Technologies, Inc. (a)	4,490	337,199
Cognizant Technology Solutions Corp., Class A	15,294	1,114,627
EPAM Systems, Inc. (a)	1,744	285,214
	Shares	Value

IT Services (continued)
Gartner, Inc. (a)	2,372	$ 589,062
GoDaddy, Inc., Class A (a)	4,335	577,119
International Business Machines Corp.	29,170	8,967,150
VeriSign, Inc.	2,633	631,393
		17,379,714
Leisure Products 0.0% ‡
Hasbro, Inc.	4,172	318,365
Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc.	8,895	1,301,872
Bio-Techne Corp.	4,903	306,781
Charles River Laboratories International, Inc. (a)	1,536	276,587
Danaher Corp.	19,956	4,298,123
IQVIA Holdings, Inc. (a)	5,323	1,152,217
Mettler-Toledo International, Inc. (a)	645	913,507
Revvity, Inc.	3,635	340,200
Thermo Fisher Scientific, Inc.	11,825	6,709,387
Waters Corp. (a)	1,864	651,654
West Pharmaceutical Services, Inc.	2,252	635,222
		16,585,550
Machinery 1.5%
Caterpillar, Inc.	14,670	8,468,404
Cummins, Inc.	4,315	1,888,589
Deere & Co.	7,887	3,640,876
Dover Corp.	4,294	779,189
Fortive Corp.	10,595	533,352
IDEX Corp.	2,363	405,160
Illinois Tool Works, Inc.	8,307	2,026,244
Ingersoll Rand, Inc.	11,326	864,514
Nordson Corp.	1,681	389,908
Otis Worldwide Corp.	12,290	1,140,020
PACCAR, Inc.	16,443	1,617,991
Parker-Hannifin Corp.	4,001	3,092,093
Pentair plc	5,133	545,895
Snap-on, Inc.	1,635	548,624
Stanley Black & Decker, Inc.	4,839	327,697
Westinghouse Air Brake Technologies Corp.	5,352	1,094,163
Xylem, Inc.	7,622	1,149,779
		28,512,498
Media 0.4%
Charter Communications, Inc., Class A (a)	2,909	680,241
Comcast Corp., Class A	115,322	3,209,988
Fox Corp.
Class A	6,575	425,074
Class B	4,635	270,730
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments October 31, 2025†^ (continued)
	Shares	Value
Common Stocks (continued)
Media (continued)

Interpublic Group of Cos., Inc. (The)	11,469	$ 294,295
News Corp.
Class A	11,797	312,620
Class B	3,886	118,406

Omnicom Group, Inc. (b)	6,066	455,071
Paramount Skydance Corp., Class B (b)	9,696	149,221
Trade Desk, Inc. (The), Class A (a)	13,956	701,708
		6,617,354
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	44,960	1,874,832
Newmont Corp.	34,397	2,785,125
Nucor Corp.	7,188	1,078,560
Steel Dynamics, Inc.	4,333	679,414
		6,417,931
Multi-Utilities 0.6%
Ameren Corp.	8,468	863,905
CenterPoint Energy, Inc.	20,444	781,779
CMS Energy Corp.	9,373	689,384
Consolidated Edison, Inc.	11,293	1,100,051
Dominion Energy, Inc.	26,724	1,568,431
DTE Energy Co.	6,500	881,010
NiSource, Inc.	14,744	620,870
Public Service Enterprise Group, Inc.	15,628	1,258,992
Sempra	20,432	1,878,518
WEC Energy Group, Inc.	10,079	1,126,127
		10,769,067
Office REITs 0.0% ‡
BXP, Inc.	4,612	328,328
Oil, Gas & Consumable Fuels 2.6%
APA Corp.	11,204	253,771
Chevron Corp.	60,265	9,504,996
ConocoPhillips	39,109	3,475,226
Coterra Energy, Inc.	23,871	564,788
Devon Energy Corp.	19,878	645,836
Diamondback Energy, Inc.	5,892	843,675
EOG Resources, Inc.	17,097	1,809,546
EQT Corp.	19,542	1,047,060
Expand Energy Corp.	7,457	770,383
Exxon Mobil Corp.	133,500	15,267,060
Kinder Morgan, Inc.	61,232	1,603,666
Marathon Petroleum Corp.	9,520	1,855,543
Occidental Petroleum Corp.	22,504	927,165
ONEOK, Inc.	19,720	1,321,240
	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Phillips 66	12,655	$ 1,722,852
Targa Resources Corp.	6,739	1,038,075
Texas Pacific Land Corp.	605	570,745
Valero Energy Corp.	9,728	1,649,480
Williams Cos., Inc. (The)	38,240	2,212,949
		47,084,056
Passenger Airlines 0.1%
Delta Air Lines, Inc.	20,311	1,165,445
Southwest Airlines Co.	16,446	498,314
United Airlines Holdings, Inc. (a)	10,137	953,284
		2,617,043
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The), Class A	7,325	708,254
Kenvue, Inc.	60,046	862,861
		1,571,115
Pharmaceuticals 2.8%
Bristol-Myers Squibb Co.	63,738	2,936,409
Eli Lilly & Co.	24,895	21,480,900
Johnson & Johnson	75,415	14,243,631
Merck & Co., Inc.	78,216	6,725,012
Pfizer, Inc.	178,038	4,388,637
Viatris, Inc.	36,508	378,223
Zoetis, Inc.	13,878	1,999,681
		52,152,493
Professional Services 0.5%
Automatic Data Processing, Inc.	12,684	3,301,645
Broadridge Financial Solutions, Inc.	3,668	808,427
Dayforce, Inc. (a)	5,000	343,700
Equifax, Inc.	3,877	818,435
Jacobs Solutions, Inc.	3,743	583,197
Leidos Holdings, Inc.	4,018	765,308
Paychex, Inc.	10,153	1,188,206
Paycom Software, Inc.	1,568	293,357
Verisk Analytics, Inc.	4,375	957,075
		9,059,350
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	9,178	1,399,003
CoStar Group, Inc. (a)	13,266	912,833
		2,311,836
Residential REITs 0.2%
AvalonBay Communities, Inc.	4,453	774,466
Camden Property Trust	3,341	332,362
Equity Residential	10,882	646,826
Essex Property Trust, Inc.	2,014	507,065

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI S&P 500 Index Fund

	Shares	Value
Common Stocks (continued)
Residential REITs (continued)
Invitation Homes, Inc.	17,660	$ 497,129
Mid-America Apartment Communities, Inc.	3,661	469,450
UDR, Inc.	9,429	317,663
		3,544,961
Retail REITs 0.2%
Federal Realty Investment Trust	2,458	236,435
Kimco Realty Corp.	21,206	438,116
Realty Income Corp.	28,631	1,660,025
Regency Centers Corp.	5,110	352,335
Simon Property Group, Inc.	10,224	1,796,970
		4,483,881
Semiconductors & Semiconductor Equipment 14.8%
Advanced Micro Devices, Inc. (a)	50,818	13,015,506
Analog Devices, Inc.	15,540	3,638,380
Applied Materials, Inc.	25,129	5,857,570
Broadcom, Inc.	147,285	54,440,954
First Solar, Inc. (a)	3,358	896,384
Intel Corp. (a)	137,062	5,481,109
KLA Corp.	4,132	4,994,514
Lam Research Corp.	39,632	6,240,455
Microchip Technology, Inc.	16,900	1,054,898
Micron Technology, Inc.	35,044	7,841,796
Monolithic Power Systems, Inc.	1,500	1,507,500
NVIDIA Corp.	764,063	154,715,117
NXP Semiconductors NV	7,895	1,651,002
ON Semiconductor Corp. (a)	12,807	641,375
QUALCOMM, Inc.	33,773	6,109,536
Skyworks Solutions, Inc.	4,648	361,243
Teradyne, Inc.	4,981	905,346
Texas Instruments, Inc.	28,469	4,596,605
		273,949,290
Software 11.1%
Adobe, Inc. (a)	13,283	4,520,338
AppLovin Corp., Class A (a)	8,465	5,394,998
Autodesk, Inc. (a)	6,701	2,019,279
Cadence Design Systems, Inc. (a)	8,533	2,890,042
Crowdstrike Holdings, Inc., Class A (a)	7,805	4,238,193
Datadog, Inc., Class A (a)	10,123	1,648,126
Fair Isaac Corp. (a)	752	1,247,967
Fortinet, Inc. (a)	20,396	1,762,826
Gen Digital, Inc.	17,550	462,618
Intuit, Inc.	8,735	5,831,049
Microsoft Corp.	232,763	120,527,009
Oracle Corp.	51,894	13,627,883
Palantir Technologies, Inc., Class A (a)	71,216	14,276,672
	Shares	Value

Software (continued)
Palo Alto Networks, Inc. (a)	20,916	$ 4,606,540
PTC, Inc. (a)	3,751	744,724
Roper Technologies, Inc.	3,370	1,503,525
Salesforce, Inc.	29,936	7,795,634
ServiceNow, Inc. (a)	6,513	5,987,271
Synopsys, Inc. (a)	5,794	2,629,433
Tyler Technologies, Inc. (a)	1,355	645,332
Workday, Inc., Class A (a)	6,764	1,622,819
		203,982,278
Specialized REITs 0.7%
American Tower Corp.	14,663	2,624,384
Crown Castle, Inc.	13,636	1,230,240
Digital Realty Trust, Inc.	10,039	1,710,746
Equinix, Inc.	3,065	2,593,021
Extra Space Storage, Inc.	6,647	887,640
Iron Mountain, Inc.	9,249	952,185
Public Storage	4,945	1,377,479
SBA Communications Corp.	3,361	643,564
VICI Properties, Inc.	33,392	1,001,426
Weyerhaeuser Co.	22,593	519,639
		13,540,324
Specialty Retail 1.6%
AutoZone, Inc. (a)	524	1,925,401
Best Buy Co., Inc.	6,155	505,572
CarMax, Inc. (a)	4,699	196,935
Home Depot, Inc. (The)	31,155	11,826,126
Lowe's Cos., Inc.	17,550	4,179,181
O'Reilly Automotive, Inc. (a)	26,570	2,509,271
Ross Stores, Inc.	10,242	1,627,659
TJX Cos., Inc. (The)	34,934	4,895,651
Tractor Supply Co.	16,582	897,252
Ulta Beauty, Inc. (a)	1,407	731,471
Williams-Sonoma, Inc.	3,852	748,598
		30,043,117
Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc. (c)	464,713	125,644,454
Dell Technologies, Inc., Class C	9,494	1,538,123
Hewlett Packard Enterprise Co.	41,083	1,003,247
HP, Inc.	29,412	813,830
NetApp, Inc.	6,266	738,009
Seagate Technology Holdings plc	6,660	1,704,161
Super Micro Computer, Inc. (a)	15,699	815,720
Western Digital Corp.	10,864	1,631,881
		133,889,425
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments October 31, 2025†^ (continued)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods 0.2%
Deckers Outdoor Corp. (a)	4,645	$ 378,568
Lululemon Athletica, Inc. (a)	3,415	582,394
NIKE, Inc., Class B	37,202	2,402,877
Ralph Lauren Corp.	1,212	387,428
Tapestry, Inc.	6,517	715,697
		4,466,964
Tobacco 0.5%
Altria Group, Inc.	52,604	2,965,814
Philip Morris International, Inc.	48,743	7,035,077
		10,000,891
Trading Companies & Distributors 0.3%
Fastenal Co.	35,937	1,478,807
United Rentals, Inc.	2,015	1,755,428
WW Grainger, Inc.	1,378	1,349,062
		4,583,297
Water Utilities 0.0% ‡
American Water Works Co., Inc.	6,109	784,579
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.	15,154	3,183,098
Total Common Stocks (d) (Cost $318,275,517)		1,826,820,347

	Number of Rights

Rights 0.0% ‡
Health Care Equipment & Supplies 0.0% ‡
ABIOMED, Inc., CVR (a)(e)	1,477	1,507
Total Rights (Cost $1,507)		1,507

	Shares

Short-Term Investments 1.1%
Affiliated Investment Company 0.0% ‡
NYLI U.S. Government Liquidity Fund, 3.895% (f)	216,451	216,451
Unaffiliated Investment Company 0.1%
Invesco Government & Agency Portfolio, 4.083% (f)(g)	2,166,110	2,166,110

	Principal Amount	Value

U.S. Treasury Debt 1.0%
U.S. Treasury Bills
3.952%, due 12/23/25 (c)(h)	$ 18,400,000	$ 18,300,913
Total Short-Term Investments (Cost $20,678,683)		20,683,474
Total Investments (Cost $338,955,707)	100.1%	1,847,505,328
Other Assets, Less Liabilities	(0.1)	(2,047,206)
Net Assets	100.0%	$ 1,845,458,122

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of October 31, 2025, the aggregate market value of securities on loan was $2,234,960; the total market value of collateral held by the Fund was $2,288,490. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $122,380. The Fund received cash collateral with a value of $2,166,110. (See Note 2(H))
(c)	Represents a security, or portion thereof, which was maintained at the broker as collateral for futures contracts.
(d)	The combined market value of common stocks and notional value of Standard & Poor’s 500 Index futures contracts represents 100.0% of the Fund’s net assets.
(e)	Illiquid security—As of October 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $1,507, which represented less than one-tenth of a percent of the Fund’s net assets. (Unaudited)
(f)	Current yield as of October 31, 2025.
(g)	Represents a security purchased with cash collateral received for securities on loan.
(h)	Interest rate shown represents yield to maturity.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI S&P 500 Index Fund

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 104	$ 17,099	$ (16,987)	$ —	$ —	$ 216	$ 5	$ —	216

Futures Contracts
As of October 31, 2025, the Fund held the following futures contracts:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[1]
Long Contracts
S&P 500 E-Mini Index	53	December 2025	$ 17,668,925	$ 18,216,100	$ 547,175

1.	Represents the difference between the value of the contracts at the time they were opened and the value as of October 31, 2025.
Abbreviation(s):
CVR—Contingent Value Right
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,826,820,347	$ —	$ —	$ 1,826,820,347
Rights	—	1,507	—	1,507
Short-Term Investments
Affiliated Investment Company	216,451	—	—	216,451
Unaffiliated Investment Company	2,166,110	—	—	2,166,110
U.S. Treasury Debt	—	18,300,913	—	18,300,913
Total Short-Term Investments	2,382,561	18,300,913	—	20,683,474
Total Investments in Securities	1,829,202,908	18,302,420	—	1,847,505,328
Other Financial Instruments
Futures Contracts (b)	547,175	—	—	547,175
Total Investments in Securities and Other Financial Instruments	$ 1,829,750,083	$ 18,302,420	$ —	$ 1,848,052,503

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $338,739,256) including securities on loan of $2,234,960	$1,847,288,877
Investment in affiliated investment companies, at value (identified cost $216,451)	216,451
Receivables:
Fund shares sold	963,067
Dividends	844,548
Investment securities sold	107,006
Variation margin on futures contracts	46,751
Securities lending	348
Other assets	49,179
Total assets	1,849,516,227
Liabilities
Cash collateral received for securities on loan	2,166,110
Due to custodian	147,248
Payables:
Fund shares redeemed	953,488
NYLIFE Distributors (See Note 3)	312,477
Manager (See Note 3)	246,907
Transfer agent (See Note 3)	192,946
Custodian	10,173
Professional fees	8,996
Shareholder communication	3,904
Trustees	1,193
Accrued expenses	14,663
Total liabilities	4,058,105
Net assets	$1,845,458,122
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$25,094
Additional paid-in-capital	321,997,346
322,022,440
Total distributable earnings (loss)	1,523,435,682
Net assets	$1,845,458,122
Class A
Net assets applicable to outstanding shares	$1,457,839,668
Shares of beneficial interest outstanding	19,917,545
Net asset value per share outstanding	$73.19
Maximum sales charge (1.50% of offering price)	1.11
Maximum offering price per share outstanding	$74.30
Investor Class
Net assets applicable to outstanding shares	$34,937,500
Shares of beneficial interest outstanding	478,565
Net asset value per share outstanding	$73.00
Maximum sales charge (1.00% of offering price)	0.74
Maximum offering price per share outstanding	$73.74
Class I
Net assets applicable to outstanding shares	$349,487,905
Shares of beneficial interest outstanding	4,653,634
Net asset value and offering price per share outstanding	$75.10
SIMPLE Class
Net assets applicable to outstanding shares	$3,193,049
Shares of beneficial interest outstanding	43,840
Net asset value and offering price per share outstanding	$72.83

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI S&P 500 Index Fund

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Dividends-unaffiliated	$20,135,077
Interest	958,605
Securities lending, net	6,792
Dividends-affiliated	4,718
Total income	21,105,192
Expenses
Manager (See Note 3)	2,584,176
Distribution/Service—Class A (See Note 3)	3,139,409
Distribution/Service—Investor Class (See Note 3)	93,794
Distribution/Service—SIMPLE Class (See Note 3)	11,628
Transfer agent (See Note 3)	1,119,377
Professional fees	169,002
Registration	94,890
Shareholder communication	73,835
Custodian	44,617
Trustees	40,849
Miscellaneous	206,876
Total expenses before waiver/reimbursement	7,578,453
Expense waiver/reimbursement from Manager (See Note 3)	(33,144)
Net expenses	7,545,309
Net investment income (loss)	13,559,883
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	3,253,204
Futures transactions	2,697,118
Foreign currency transactions	(108)
Net realized gain (loss)	5,950,214
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	297,279,895
Futures contracts	529,475
Net change in unrealized appreciation (depreciation)	297,809,370
Net realized and unrealized gain (loss)	303,759,584
Net increase (decrease) in net assets resulting from operations	$317,319,467
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Statements of Changes in Net Assets
for the years ended October 31, 2025 and October 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$13,559,883	$13,742,794
Net realized gain (loss)	5,950,214	62,121,436
Net change in unrealized appreciation (depreciation)	297,809,370	335,388,271
Net increase (decrease) in net assets resulting from operations	317,319,467	411,252,501
Distributions to shareholders:
Class A	(59,150,658)	(36,105,584)
Investor Class	(1,906,143)	(1,832,133)
Class I	(15,338,110)	(12,194,148)
SIMPLE Class	(83,470)	(18,981)
Total distributions to shareholders	(76,478,381)	(50,150,846)
Capital share transactions:
Net proceeds from sales of shares	280,669,537	175,312,978
Net asset value of shares issued to shareholders in reinvestment of distributions	75,231,463	49,375,768
Cost of shares redeemed	(237,062,142)	(228,592,409)
Increase (decrease) in net assets derived from capital share transactions	118,838,858	(3,903,663)
Net increase (decrease) in net assets	359,679,944	357,197,992
Net Assets
Beginning of year	1,485,778,178	1,128,580,186
End of year	$1,845,458,122	$1,485,778,178
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI S&P 500 Index Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2025	2024	2023	2022	2021
Net asset value at beginning of year	$63.63	$48.33	$48.54	$59.77	$45.82
Net investment income (loss) (a)	0.52	0.56	0.56	0.52	0.49
Net realized and unrealized gain (loss)	12.30	16.88	3.75	(9.12)	17.71
Total from investment operations	12.82	17.44	4.31	(8.60)	18.20
Less distributions:
From net investment income	(0.60)	(0.58)	(0.57)	(0.53)	(0.55)
From net realized gain on investments	(2.66)	(1.56)	(3.95)	(2.10)	(3.70)
Total distributions	(3.26)	(2.14)	(4.52)	(2.63)	(4.25)
Net asset value at end of year	$73.19	$63.63	$48.33	$48.54	$59.77
Total investment return (b)	20.82%	37.25%	9.58%	(15.03)%	42.19%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.79%	0.96%	1.16%	0.99%	0.92%
Net expenses (c)	0.51%	0.51%	0.52%	0.52%	0.50%
Portfolio turnover rate	1%	3%	2%	2%	5%
Net assets at end of year (in 000’s)	$1,457,840	$1,150,284	$819,687	$763,996	$894,565

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Investor Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$63.44	$48.18	$48.39	$59.55	$45.68
Net investment income (loss) (a)	0.40	0.46	0.47	0.43	0.40
Net realized and unrealized gain (loss)	12.25	16.85	3.74	(9.10)	17.63
Total from investment operations	12.65	17.31	4.21	(8.67)	18.03
Less distributions:
From net investment income	(0.43)	(0.49)	(0.47)	(0.39)	(0.46)
From net realized gain on investments	(2.66)	(1.56)	(3.95)	(2.10)	(3.70)
Total distributions	(3.09)	(2.05)	(4.42)	(2.49)	(4.16)
Net asset value at end of year	$73.00	$63.44	$48.18	$48.39	$59.55
Total investment return (b)	20.59%	37.03%	9.37%	(15.18)%	41.89%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.63%	0.81%	0.99%	0.80%	0.75%
Net expenses (c)	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses (before waiver/reimbursement) (c)	0.79%	0.80%	0.84%	0.79%	0.82%
Portfolio turnover rate	1%	3%	2%	2%	5%
Net assets at end of year (in 000's)	$34,938	$39,200	$43,009	$45,102	$58,363

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class I	2025	2024	2023	2022	2021
Net asset value at beginning of year	$65.19	$49.45	$49.58	$60.97	$46.66
Net investment income (loss) (a)	0.70	0.72	0.70	0.67	0.64
Net realized and unrealized gain (loss)	12.61	17.28	3.82	(9.30)	18.03
Total from investment operations	13.31	18.00	4.52	(8.63)	18.67
Less distributions:
From net investment income	(0.74)	(0.70)	(0.70)	(0.66)	(0.66)
From net realized gain on investments	(2.66)	(1.56)	(3.95)	(2.10)	(3.70)
Total distributions	(3.40)	(2.26)	(4.65)	(2.76)	(4.36)
Net asset value at end of year	$75.10	$65.19	$49.45	$49.58	$60.97
Total investment return (b)	21.13%	37.62%	9.84%	(14.82)%	42.56%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.05%	1.23%	1.41%	1.23%	1.19%
Net expenses (c)	0.26%	0.26%	0.27%	0.26%	0.25%
Portfolio turnover rate	1%	3%	2%	2%	5%
Net assets at end of year (in 000’s)	$349,488	$294,626	$265,489	$273,022	$483,174

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
SIMPLE Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$63.37	$48.19	$48.43	$59.73	$45.65
Net investment income (loss) (a)	0.36	0.40	0.40	0.29	0.21
Net realized and unrealized gain (loss)	12.25	16.86	3.75	(9.11)	17.74
Total from investment operations	12.61	17.26	4.15	(8.82)	17.95
Less distributions:
From net investment income	(0.49)	(0.52)	(0.44)	(0.38)	(0.17)
From net realized gain on investments	(2.66)	(1.56)	(3.95)	(2.10)	(3.70)
Total distributions	(3.15)	(2.08)	(4.39)	(2.48)	(3.87)
Net asset value at end of year	$72.83	$63.37	$48.19	$48.43	$59.73
Total investment return (b)	20.55%	36.93%	9.24%	(15.39)%	41.54%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.55%	0.69%	0.82%	0.56%	0.39%
Net expenses (c)	0.74%	0.74%	0.82%(d)	0.95%	0.95%
Expenses (before waiver/reimbursement) (c)	0.74%	0.74%	0.82%	1.04%	1.06%
Portfolio turnover rate	1%	3%	2%	2%	5%
Net assets at end of year (in 000’s)	$3,193	$1,668	$395	$185	$68

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI S&P 500 Index Fund

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI S&P 500 Index Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time. The Fund may become "non-diversified," as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Fund's benchmark index, the S&P 500 Index, which it seeks to track.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 2, 2004
Investor Class	February 28, 2008
Class I	January 2, 1991
SIMPLE Class	August 31, 2020
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class I and SIMPLE Class shares are offered at NAV without a sales charge. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class A, Investor Class and SIMPLE Class shares are subject to a distribution and/or service fee. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek investment results that correspond to the total return performance (reflecting reinvestment of dividends) of common stocks in the aggregate, as represented by the S&P 500® Index.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the

17

Notes to Financial Statements (continued)
Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal

18	NYLI S&P 500 Index Fund

conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Trust's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Fund's procedures described above. The liquidity of the Fund's investments was determined as of October 31, 2025, and can change at any time.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
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Notes to Financial Statements (continued)
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.

20	NYLI S&P 500 Index Fund

(I) Rights and Warrants.  Rights are certificates that permit the holder to purchase a certain number of shares, or a fractional share, of a new stock from the issuer at a specific price. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. These investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities.
There is risk involved in the purchase of rights and warrants in that these investments are speculative investments. The Fund could also lose the entire value of its investment in warrants if such warrants are not exercised by the date of its expiration. The Fund is exposed to risk until the sale or exercise of each right or warrant is completed.
(J) Debt Securities Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
(K) Large Transaction Risks.  From time to time, the Fund may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs. The Fund has adopted procedures designed to mitigate the negative impacts of such large transactions, but there can be no assurance that these procedures will be effective.
(L) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(M) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to provide an efficient means of maintaining liquidity while remaining fully invested in the market. These derivatives are not accounted for as hedging instruments.
Fair value of derivative instruments as of October 31, 2025:
Asset Derivatives	Equity Contracts Risk
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$547,175
Total Fair Value	$547,175

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2025:
Net Realized Gain (Loss) from:	Equity Contracts Risk
Futures Transactions	$2,697,118
Total Net Realized Gain (Loss)	$2,697,118

Net Change in Unrealized Appreciation (Depreciation)	Equity Contracts Risk
Futures Contracts	$529,475
Total Net Change in Unrealized Appreciation (Depreciation)	$529,475

Average Notional Amount	Total
Futures Contracts Long	$22,335,713
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. The Manager is responsible for the day-to-day portfolio management of the Fund.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.16% up to $2.5 billion and 0.15% in excess of $2.5 billion. During the year ended October 31, 2025, the effective management fee rate was 0.16% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
21

Notes to Financial Statements (continued)
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 0.60% of the Fund’s average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes of the Fund. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
Additionally, New York Life Investments has agreed to further voluntarily waive fees and/or reimburse expenses of the appropriate class of the Fund so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Investor Class and SIMPLE Class shares of the Fund do not exceed 0.70% and 0.95%, respectively, of the Fund’s average daily net assets. These voluntary waivers or reimbursements may be discontinued at any time without notice.
During the year ended October 31, 2025, New York Life Investments earned fees from the Fund in the amount of $2,584,176 and waived fees and/or reimbursed expenses in the amount of $33,144 and did not pay the Subadvisor any fees.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the
Distributor. Pursuant to the SIMPLE Class Plan, SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2025, were $292,130 and $4,689, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A shares during the year ended October 31, 2025, of $26,033.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$789,956	$—
Investor Class	127,454	—
Class I	201,064	—
SIMPLE Class	903	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as

22	NYLI S&P 500 Index Fund

reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class I	$7,905,218	2.3%
SIMPLE Class	50,470	1.6
Note 4-Federal Income Tax
As of October 31, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$340,595,224	$1,520,512,617	$(13,602,513)	$1,506,910,104
As of October 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$11,660,495	$4,865,083	$—	$1,506,910,104	$1,523,435,682
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments and mark to market of futures.
The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of October 31, 2025 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$668	$(668)
The reclassifications for the Fund are primarily due to Real Estate Investment Trust ("REIT") adjustments.
During the years ended October 31, 2025 and October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$16,220,108	$14,104,318
Long-Term Capital Gains	60,258,273	36,046,528
Total	$76,478,381	$50,150,846
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended
23

Notes to Financial Statements (continued)
October 31, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2025, purchases and sales of securities, other than short-term securities, were $70,590 and $12,918, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2025 and October 31, 2024, were as follows:
Class A	Shares	Amount
Year ended October 31, 2025:
Shares sold	3,375,918	$218,273,861
Shares issued to shareholders in reinvestment of distributions	898,674	58,027,424
Shares redeemed	(2,612,991)	(168,712,063)
Net increase (decrease) in shares outstanding before conversion	1,661,601	107,589,222
Shares converted into Class A (See Note 1)	184,950	12,176,556
Shares converted from Class A (See Note 1)	(6,299)	(388,977)
Net increase (decrease)	1,840,252	$119,376,801
Year ended October 31, 2024:
Shares sold	2,415,219	$140,005,722
Shares issued to shareholders in reinvestment of distributions	703,053	35,412,768
Shares redeemed	(2,284,313)	(131,248,913)
Net increase (decrease) in shares outstanding before conversion	833,959	44,169,577
Shares converted into Class A (See Note 1)	299,325	17,281,257
Shares converted from Class A (See Note 1)	(17,320)	(956,962)
Net increase (decrease)	1,115,964	$60,493,872

Investor Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	81,794	$5,217,461
Shares issued to shareholders in reinvestment of distributions	29,522	1,904,438
Shares redeemed	(65,384)	(4,303,831)
Net increase (decrease) in shares outstanding before conversion	45,932	2,818,068
Shares converted from Investor Class (See Note 1)	(185,296)	(12,176,556)
Net increase (decrease)	(139,364)	$(9,358,488)
Year ended October 31, 2024:
Shares sold	87,823	$5,014,798
Shares issued to shareholders in reinvestment of distributions	36,372	1,829,507
Shares redeemed	(99,068)	(5,692,162)
Net increase (decrease) in shares outstanding before conversion	25,127	1,152,143
Shares converted into Investor Class (See Note 1)	135	7,633
Shares converted from Investor Class (See Note 1)	(299,927)	(17,281,257)
Net increase (decrease)	(274,665)	$(16,121,481)

Class I	Shares	Amount
Year ended October 31, 2025:
Shares sold	854,155	$55,961,561
Shares issued to shareholders in reinvestment of distributions	230,199	15,216,131
Shares redeemed	(956,445)	(63,861,471)
Net increase (decrease) in shares outstanding before conversion	127,909	7,316,221
Shares converted into Class I (See Note 1)	6,148	388,977
Net increase (decrease)	134,057	$7,705,198
Year ended October 31, 2024:
Shares sold	501,599	$29,235,892
Shares issued to shareholders in reinvestment of distributions	235,325	12,114,512
Shares redeemed	(1,602,748)	(91,582,711)
Net increase (decrease) in shares outstanding before conversion	(865,824)	(50,232,307)
Shares converted into Class I (See Note 1)	16,804	949,329
Net increase (decrease)	(849,020)	$(49,282,978)

24	NYLI S&P 500 Index Fund

SIMPLE Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	19,094	$1,216,654
Shares issued to shareholders in reinvestment of distributions	1,296	83,470
Shares redeemed	(2,878)	(184,777)
Net increase (decrease)	17,512	$1,115,347
Year ended October 31, 2024:
Shares sold	18,887	$1,056,566
Shares issued to shareholders in reinvestment of distributions	377	18,981
Shares redeemed	(1,135)	(68,623)
Net increase (decrease)	18,129	$1,006,924
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
25

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI S&P 500 Index Fund (the Fund), one of the funds constituting New York Life Investments Funds Trust, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with custodians, the transfer agent and broker; when replies were not received from the broker, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 19, 2025
26	NYLI S&P 500 Index Fund

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years. Accordingly, the Fund paid $60,258,273 as long term capital gain distributions.
For the fiscal year ended October 31, 2025, the Fund designated approximately $16,220,108 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
The dividends paid by the Fund during the fiscal year ended October 31, 2025 should be multiplied by 100.00% to arrive at the amount eligible for the corporate dividend-received deduction.
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2025.
27

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
28

NYLI WMC Small Companies Fund

Annual Report - Financial Statements and Other Information
October 31, 2025

Portfolio of Investments October 31, 2025†^
	Shares	Value
Common Stocks 98.0%
Aerospace & Defense 2.0%
Hexcel Corp.	78,699	$ 5,619,109
Automobile Components 0.9%
Goodyear Tire & Rubber Co. (The) (a)	375,160	2,584,852
Banks 9.2%
Banner Corp.	53,939	3,257,376
Enterprise Financial Services Corp.	46,792	2,450,497
First Interstate BancSystem, Inc., Class A	85,768	2,680,250
Old National Bancorp	199,837	4,082,670
Prosperity Bancshares, Inc.	42,037	2,766,875
Renasant Corp.	71,463	2,403,301
Stellar Bancorp, Inc.	104,826	3,085,029
United Community Banks, Inc.	93,203	2,721,528
WSFS Financial Corp.	51,672	2,691,594
		26,139,120
Biotechnology 10.6%
ACADIA Pharmaceuticals, Inc. (a)	16,872	382,994
ADMA Biologics, Inc. (a)	31,322	484,865
Agios Pharmaceuticals, Inc. (a)	7,648	330,700
Akero Therapeutics, Inc. (a)	9,465	513,003
Alkermes plc (a)	22,106	678,654
Amicus Therapeutics, Inc. (a)	38,141	344,413
Apogee Therapeutics, Inc. (a)	4,450	251,825
Arcellx, Inc. (a)	4,605	415,601
Arcutis Biotherapeutics, Inc. (a)(b)	14,646	370,690
Ardelyx, Inc. (a)	32,036	194,138
Arrowhead Pharmaceuticals, Inc. (a)	16,186	686,125
Aurinia Pharmaceuticals, Inc. (a)	15,662	206,269
Avidity Biosciences, Inc. (a)	13,623	951,567
Beam Therapeutics, Inc. (a)	12,772	319,428
BioCryst Pharmaceuticals, Inc. (a)	27,938	204,506
Biohaven Ltd. (a)	12,180	209,496
Bridgebio Pharma, Inc. (a)	21,263	1,331,914
Catalyst Pharmaceuticals, Inc. (a)	15,751	335,024
Celcuity, Inc. (a)	3,949	304,705
Celldex Therapeutics, Inc. (a)	8,790	234,957
CG oncology, Inc. (a)	7,516	325,217
Cidara Therapeutics, Inc. (a)	2,085	227,765
Cogent Biosciences, Inc. (a)	17,555	286,146
CRISPR Therapeutics AG (a)(b)	11,200	716,688
Cytokinetics, Inc. (a)	15,725	999,953
Denali Therapeutics, Inc. (a)	17,758	289,100
Disc Medicine, Inc. (a)	3,147	271,334
Dynavax Technologies Corp. (a)	13,955	143,178
	Shares	Value

Biotechnology (continued)
Dyne Therapeutics, Inc. (a)	14,717	$ 332,310
Exact Sciences Corp. (a)	82,560	5,340,806
GRAIL, Inc. (a)	4,268	392,357
Ideaya Biosciences, Inc. (a)	10,791	343,801
Immunovant, Inc. (a)	9,201	227,081
Intellia Therapeutics, Inc. (a)(b)	13,352	168,502
Krystal Biotech, Inc. (a)	3,354	662,449
Kymera Therapeutics, Inc. (a)	6,829	422,305
Madrigal Pharmaceuticals, Inc. (a)	2,549	1,067,776
MannKind Corp. (a)	40,893	228,592
Mineralys Therapeutics, Inc. (a)	5,317	217,253
Mirum Pharmaceuticals, Inc. (a)	5,470	397,395
Novavax, Inc. (a)(b)	20,057	168,479
Nuvalent, Inc., Class A (a)	5,808	576,851
Praxis Precision Medicines, Inc. (a)	2,516	500,080
Protagonist Therapeutics, Inc. (a)	7,970	626,601
PTC Therapeutics, Inc. (a)	10,472	715,342
Recursion Pharmaceuticals, Inc., Class A (a)(b)	48,757	269,139
Rhythm Pharmaceuticals, Inc. (a)	7,072	804,511
Scholar Rock Holding Corp. (a)	10,966	324,813
Soleno Therapeutics, Inc. (a)	5,689	382,073
Stoke Therapeutics, Inc. (a)	6,113	183,635
Syndax Pharmaceuticals, Inc. (a)(b)	11,507	157,646
Taysha Gene Therapies, Inc. (a)	27,759	137,685
TG Therapeutics, Inc. (a)	19,702	685,236
Travere Therapeutics, Inc. (a)	11,857	416,892
Twist Bioscience Corp. (a)	7,896	259,699
Vaxcyte, Inc. (a)	15,423	698,353
Vera Therapeutics, Inc. (a)	6,992	198,992
Veracyte, Inc. (a)	10,587	381,979
Vericel Corp. (a)	6,746	236,515
Viridian Therapeutics, Inc. (a)	9,512	224,769
Xenon Pharmaceuticals, Inc. (a)	10,229	428,800
		30,188,972
Commercial Services & Supplies 1.5%
Brady Corp., Class A	55,158	4,187,044
Communications Equipment 1.8%
NetScout Systems, Inc. (a)	185,572	5,158,902
Construction & Engineering 4.2%
Ameresco, Inc., Class A (a)	195,122	7,711,221
Centuri Holdings, Inc. (a)	210,956	4,259,202
		11,970,423

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2025†^ (continued)
	Shares	Value
Common Stocks (continued)
Consumer Finance 1.6%
Enova International, Inc. (a)	37,988	$ 4,542,225
Containers & Packaging 1.1%
Greif, Inc., Class A	56,448	3,211,327
Diversified Consumer Services 2.4%
Laureate Education, Inc. (a)	236,742	6,872,620
Electronic Equipment, Instruments & Components 3.8%
TTM Technologies, Inc. (a)	81,523	5,478,346
Vishay Intertechnology, Inc.	309,495	5,255,225
		10,733,571
Energy Equipment & Services 3.3%
Atlas Energy Solutions, Inc. (b)	374,078	4,631,086
Helix Energy Solutions Group, Inc. (a)	412,804	2,774,043
Tidewater, Inc. (a)	41,163	2,082,436
		9,487,565
Financial Services 4.0%
Federal Agricultural Mortgage Corp., Class C	18,523	2,938,489
Remitly Global, Inc. (a)	268,465	4,306,178
Shift4 Payments, Inc., Class A (a)(b)	62,092	4,290,557
		11,535,224
Food Products 0.5%
Freshpet, Inc. (a)	29,132	1,433,586
Gas Utilities 2.9%
New Jersey Resources Corp.	85,562	3,790,397
Southwest Gas Holdings, Inc.	54,828	4,358,826
		8,149,223
Ground Transportation 1.9%
Ryder System, Inc.	32,044	5,422,806
Health Care Equipment & Supplies 4.2%
Artivion, Inc. (a)	183,683	8,333,698
SI-BONE, Inc. (a)	255,214	3,784,823
		12,118,521
Health Care Providers & Services 1.1%
Progyny, Inc. (a)	174,429	3,263,566
	Shares	Value

Health Care REITs 1.7%
CareTrust REIT, Inc.	136,749	$ 4,738,353
Hotels, Restaurants & Leisure 1.1%
Life Time Group Holdings, Inc. (a)	129,742	3,208,520
Household Durables 1.6%
Champion Homes, Inc. (a)	69,221	4,722,949
IT Services 0.9%
Grid Dynamics Holdings, Inc. (a)	264,455	2,470,010
Machinery 1.9%
Blue Bird Corp. (a)	109,320	5,461,627
Media 2.2%
Magnite, Inc. (a)	348,563	6,232,306
Metals & Mining 4.0%
Kaiser Aluminum Corp.	57,425	5,198,685
Lundin Mining Corp.	385,098	6,194,297
		11,392,982
Oil, Gas & Consumable Fuels 1.6%
Excelerate Energy, Inc., Class A	174,682	4,526,011
Pharmaceuticals 2.0%
Amneal Pharmaceuticals, Inc. (a)	20,512	221,940
Amphastar Pharmaceuticals, Inc. (a)	5,012	127,806
ANI Pharmaceuticals, Inc. (a)	2,469	223,691
Avadel Pharmaceuticals plc, ADR (a)	12,146	229,438
Axsome Therapeutics, Inc. (a)	5,467	737,990
Collegium Pharmaceutical, Inc. (a)	4,359	156,924
Crinetics Pharmaceuticals, Inc. (a)	12,195	530,483
Edgewise Therapeutics, Inc. (a)	8,986	164,264
Harmony Biosciences Holdings, Inc. (a)	5,845	166,992
Harrow, Inc. (a)(b)	4,342	163,997
Indivior plc (a)	16,512	484,957
Innoviva, Inc. (a)	8,576	156,083
Ligand Pharmaceuticals, Inc. (a)	2,603	497,980
Liquidia Corp. (a)	8,626	210,129
Ocular Therapeutix, Inc. (a)	18,598	216,853
Pacira BioSciences, Inc. (a)	6,285	134,373
Prestige Consumer Healthcare, Inc. (a)	6,757	409,474
Supernus Pharmaceuticals, Inc. (a)	7,314	403,221
Tarsus Pharmaceuticals, Inc. (a)	5,286	363,730

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI WMC Small Companies Fund

	Shares	Value
Common Stocks (continued)
Pharmaceuticals (continued)
Xeris Biopharma Holdings, Inc. (a)	20,925	$ 202,973
		5,803,298
Professional Services 3.5%
Maximus, Inc.	75,763	6,297,421
Verra Mobility Corp. (a)	158,755	3,684,703
		9,982,124
Real Estate Management & Development 0.9%
Marcus & Millichap, Inc.	91,903	2,684,487
Retail REITs 1.6%
Macerich Co. (The)	259,012	4,442,056
Semiconductors & Semiconductor Equipment 4.6%
Power Integrations, Inc.	98,832	4,140,072
Tower Semiconductor Ltd. (a)	104,263	8,880,080
		13,020,152
Software 3.3%
A10 Networks, Inc.	229,826	4,100,096
RingCentral, Inc., Class A (a)	117,365	3,535,033
SEMrush Holdings, Inc., Class A (a)	243,084	1,764,790
		9,399,919
Specialized REITs 1.2%
EPR Properties	71,041	3,482,430
Specialty Retail 4.5%
Advance Auto Parts, Inc.	73,332	3,456,137
Signet Jewelers Ltd.	45,021	4,450,326
Upbound Group, Inc.	249,161	4,828,740
		12,735,203
Trading Companies & Distributors 4.4%
MRC Global, Inc. (a)	443,764	6,190,508
Xometry, Inc., Class A (a)(b)	132,671	6,459,751
		12,650,259
Total Common Stocks (Cost $234,124,078)		279,571,342
	Shares	Value
Exchange-Traded Fund 1.1%
iShares Russell 2000 ETF (b)	13,203	$ 3,250,975
Total Exchange-Traded Fund (Cost $3,190,184)		3,250,975
Short-Term Investments 2.5%
Affiliated Investment Company 0.2%
NYLI U.S. Government Liquidity Fund, 3.895% (c)	537,011	537,011
Unaffiliated Investment Company 2.3%
Invesco Government & Agency Portfolio, 4.083% (c)(d)	6,537,715	6,537,715
Total Short-Term Investments (Cost $7,074,726)		7,074,726
Total Investments (Cost $244,388,988)	101.6%	289,897,043
Other Assets, Less Liabilities	(1.6)	(4,641,438)
Net Assets	100.0%	$ 285,255,605

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of October 31, 2025, the aggregate market value of securities on loan was $16,580,768; the total market value of collateral held by the Fund was $17,000,606. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $10,462,891. The Fund received cash collateral with a value of $6,537,715. (See Note 2(H))
(c)	Current yield as of October 31, 2025.
(d)	Represents a security purchased with cash collateral received for securities on loan.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2025†^ (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 3,276	$ 97,637	$ (100,376)	$ —	$ —	$ 537	$ 115	$ —	537

Abbreviation(s):
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 279,571,342	$ —	$ —	$ 279,571,342
Exchange-Traded Fund	3,250,975	—	—	3,250,975
Short-Term Investments
Affiliated Investment Company	537,011	—	—	537,011
Unaffiliated Investment Company	6,537,715	—	—	6,537,715
Total Short-Term Investments	7,074,726	—	—	7,074,726
Total Investments in Securities	$ 289,897,043	$ —	$ —	$ 289,897,043

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI WMC Small Companies Fund

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $243,851,977) including securities on loan of $16,580,768	$289,360,032
Investment in affiliated investment companies, at value (identified cost $537,011)	537,011
Receivables:
Investment securities sold	2,436,307
Dividends	84,526
Fund shares sold	37,162
Securities lending	4,509
Other assets	147,667
Total assets	292,607,214
Liabilities
Cash collateral received for securities on loan	6,537,715
Payables:
Investment securities purchased	425,679
Manager (See Note 3)	197,575
Fund shares redeemed	86,516
Transfer agent (See Note 3)	61,222
NYLIFE Distributors (See Note 3)	34,344
Custodian	3,749
Professional fees	2,313
Trustees	239
Shareholder communication	131
Accrued expenses	2,126
Total liabilities	7,351,609
Net assets	$285,255,605
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$10,487
Additional paid-in-capital	264,512,461
264,522,948
Total distributable earnings (loss)	20,732,657
Net assets	$285,255,605
Class A
Net assets applicable to outstanding shares	$126,224,704
Shares of beneficial interest outstanding	4,722,379
Net asset value per share outstanding	$26.73
Maximum sales charge (5.50% of offering price)	1.56
Maximum offering price per share outstanding	$28.29
Investor Class
Net assets applicable to outstanding shares	$30,889,260
Shares of beneficial interest outstanding	1,200,179
Net asset value per share outstanding	$25.74
Maximum sales charge (5.00% of offering price)	1.35
Maximum offering price per share outstanding	$27.09
Class C
Net assets applicable to outstanding shares	$877,831
Shares of beneficial interest outstanding	43,437
Net asset value and offering price per share outstanding	$20.21
Class I
Net assets applicable to outstanding shares	$127,263,810
Shares of beneficial interest outstanding	4,520,580
Net asset value and offering price per share outstanding	$28.15

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $3,994)	$2,843,262
Securities lending, net	165,723
Dividends-affiliated	115,047
Total income	3,124,032
Expenses
Manager (See Note 3)	2,310,377
Distribution/Service—Class A (See Note 3)	313,916
Distribution/Service—Investor Class (See Note 3)	80,266
Distribution/Service—Class B (See Note 3)(a)	513
Distribution/Service—Class C (See Note 3)	10,474
Transfer agent (See Note 3)	340,524
Professional fees	85,836
Registration	73,436
Custodian	28,012
Shareholder communication	16,587
Trustees	7,197
Miscellaneous	11,045
Total expenses before waiver/reimbursement	3,278,183
Expense waiver/reimbursement from Manager (See Note 3)	(47,281)
Net expenses	3,230,902
Net investment income (loss)	(106,870)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	14,688,309
Foreign currency transactions	1,560
Net realized gain (loss)	14,689,869
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	16,872,929
Translation of other assets and liabilities in foreign currencies	(7)
Net change in unrealized appreciation (depreciation)	16,872,922
Net realized and unrealized gain (loss)	31,562,791
Net increase (decrease) in net assets resulting from operations	$31,455,921

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI WMC Small Companies Fund

Statements of Changes in Net Assets
for the years ended October 31, 2025 and October 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(106,870)	$644,539
Net realized gain (loss)	14,689,869	21,646,395
Net change in unrealized appreciation (depreciation)	16,872,922	56,904,864
Net increase (decrease) in net assets resulting from operations	31,455,921	79,195,798
Distributions to shareholders:
Class A	(224,401)	(174,368)
Class I	(521,102)	(364,455)
Class R1(a)	—	(156)
Class R2(a)	—	(48)
Total distributions to shareholders	(745,503)	(539,027)
Capital share transactions:
Net proceeds from sales of shares	25,299,389	49,988,795
Net asset value of shares issued to shareholders in reinvestment of distributions	732,299	529,340
Cost of shares redeemed	(71,067,010)	(56,535,827)
Increase (decrease) in net assets derived from capital share transactions	(45,035,322)	(6,017,692)
Net increase (decrease) in net assets	(14,324,904)	72,639,079
Net Assets
Beginning of year	299,580,509	226,941,430
End of year	$285,255,605	$299,580,509

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2025	2024	2023	2022	2021
Net asset value at beginning of year	$24.21	$17.82	$21.32	$32.63	$22.62
Net investment income (loss) (a)	(0.03)	0.04	0.02	0.39	(0.10)
Net realized and unrealized gain (loss)	2.59	6.38	(3.09)	(3.93)	10.11
Total from investment operations	2.56	6.42	(3.07)	(3.54)	10.01
Less distributions:
From net investment income	(0.04)	(0.03)	(0.43)	—	—
From net realized gain on investments	—	—	—	(7.77)	—
Total distributions	(0.04)	(0.03)	(0.43)	(7.77)	—
Net asset value at end of year	$26.73	$24.21	$17.82	$21.32	$32.63
Total investment return (b)	10.59%	36.07%	(14.66)%	(13.90)%	44.25%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.12)%	0.17%	0.09%	1.69%	(0.32)%
Net expenses (c)	1.20%	1.21%	1.22%	1.23%	1.21%
Expenses (before waiver/reimbursement) (c)	1.20%	1.21%	1.22%	1.23%	1.22%
Portfolio turnover rate	77%	96%	86%	75%	108%
Net assets at end of year (in 000’s)	$126,225	$125,698	$103,460	$135,890	$178,454

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Investor Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$23.34	$17.20	$20.60	$31.86	$22.14
Net investment income (loss) (a)	(0.09)	(0.02)	(0.03)	0.32	(0.17)
Net realized and unrealized gain (loss)	2.49	6.16	(2.99)	(3.81)	9.89
Total from investment operations	2.40	6.14	(3.02)	(3.49)	9.72
Less distributions:
From net investment income	—	—	(0.38)	—	—
From net realized gain on investments	—	—	—	(7.77)	—
Total distributions	—	—	(0.38)	(7.77)	—
Net asset value at end of year	$25.74	$23.34	$17.20	$20.60	$31.86
Total investment return (b)	10.28%	35.70%	(14.92)%	(14.13)%	43.90%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.39)%	(0.10)%	(0.18)%	1.43%	(0.57)%
Net expenses (c)	1.48%	1.48%	1.49%	1.50%	1.49%
Expenses (before waiver/reimbursement) (c)	1.62%	1.66%	1.70%	1.58%	1.66%
Portfolio turnover rate	77%	96%	86%	75%	108%
Net assets at end of year (in 000's)	$30,889	$33,885	$28,292	$35,985	$45,382

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI WMC Small Companies Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2025	2024	2023	2022	2021
Net asset value at beginning of year	$18.47	$13.71	$16.46	$27.19	$19.03
Net investment income (loss) (a)	(0.22)	(0.14)	(0.15)	0.15	(0.34)
Net realized and unrealized gain (loss)	1.96	4.90	(2.38)	(3.11)	8.50
Total from investment operations	1.74	4.76	(2.53)	(2.96)	8.16
Less distributions:
From net investment income	—	—	(0.22)	—	—
From net realized gain on investments	—	—	—	(7.77)	—
Total distributions	—	—	(0.22)	(7.77)	—
Net asset value at end of year	$20.21	$18.47	$13.71	$16.46	$27.19
Total investment return (b)	9.42%	34.72%	(15.54)%	(14.74)%	42.88%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(1.15)%	(0.83)%	(0.92)%	0.83%	(1.32)%
Net expenses (d)	2.23%	2.23%	2.24%	2.24%	2.24%
Expenses (before waiver/reimbursement) (d)	2.37%	2.41%	2.46%	2.33%	2.41%
Portfolio turnover rate	77%	96%	86%	75%	108%
Net assets at end of year (in 000’s)	$878	$1,211	$1,280	$2,415	$4,129

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Class I	2025	2024	2023	2022	2021
Net asset value at beginning of year	$25.49	$18.76	$22.43	$33.85	$23.40
Net investment income (loss) (a)	0.04	0.10	0.07	0.45	(0.02)
Net realized and unrealized gain (loss)	2.72	6.71	(3.25)	(4.10)	10.47
Total from investment operations	2.76	6.81	(3.18)	(3.65)	10.45
Less distributions:
From net investment income	(0.10)	(0.08)	(0.49)	—	—
From net realized gain on investments	—	—	—	(7.77)	—
Total distributions	(0.10)	(0.08)	(0.49)	(7.77)	—
Net asset value at end of year	$28.15	$25.49	$18.76	$22.43	$33.85
Total investment return (b)	10.88%	36.38%	(14.42)%	(13.71)%	44.66%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.14%	0.40%	0.34%	1.85%	(0.05)%
Net expenses (c)	0.95%	0.96%	0.97%	0.98%	0.96%
Expenses (before waiver/reimbursement) (c)	0.95%	0.96%	0.97%	0.98%	0.97%
Portfolio turnover rate	77%	96%	86%	75%	108%
Net assets at end of year (in 000’s)	$127,264	$138,559	$92,498	$151,035	$169,281

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI WMC Small Companies Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 2, 2004
Investor Class	February 28, 2008
Class C	December 30, 2002
Class I	January 12, 1987
Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge ("CDSC") of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek long-term growth of capital.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment
Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The

12	NYLI WMC Small Companies Fund

Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant
13

Notes to Financial Statements (continued)
exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in ETFs and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETFs and mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of ETFs and mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.

14	NYLI WMC Small Companies Fund

(G) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included on the Statements of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(H) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The
Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Large Transaction Risks.  From time to time, the Fund may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs. The Fund has adopted procedures designed to mitigate the negative impacts of such large transactions, but there can be no assurance that these procedures will be effective.
(J) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Wellington Management Company LLP ("Wellington" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and Wellington, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an
15

Notes to Financial Statements (continued)
annual rate of the Fund’s average daily net assets as follows: 0.80% up to $1 billion, 0.775% from $1 billion to $2 billion and 0.75% in excess of $2 billion. During the year ended October 31, 2025, the effective management fee rate was 0.80% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
During the year ended October 31, 2025, New York Life Investments earned fees from the Fund in the amount of $2,310,377 and waived fees and/or reimbursed expenses in the amount of $47,281 and paid the Subadvisor fees in the amount of $1,082,990.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2025, were $7,728 and $2,483, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the year ended October 31, 2025, of $105 and $96, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$86,959	$—
Investor Class	158,032	(45,718)
Class B*	239	(66)
Class C	5,161	(1,497)
Class I	90,133	—

*	Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.

16	NYLI WMC Small Companies Fund

Note 4-Federal Income Tax
As of October 31, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$246,141,657	$63,759,947	$(20,004,561)	$43,755,386
As of October 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$203,952	$(23,226,674)	$—	$43,755,379	$20,732,657
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments and Passive Foreign Investment Company ("PFIC") adjustments.
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $23,226,674, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$23,227	$—
The Fund utilized $15,375,958 of capital loss carryforwards during the year ended October 31, 2025.
During the years ended October 31, 2025 and October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$745,503	$539,027
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2025, purchases and sales of securities, other than short-term securities, were $219,324 and $264,480, respectively.
17

Notes to Financial Statements (continued)
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2025 and October 31, 2024, were as follows:
Class A	Shares	Amount
Year ended October 31, 2025:
Shares sold	188,839	$4,734,861
Shares issued to shareholders in reinvestment of distributions	8,098	219,772
Shares redeemed	(829,089)	(20,769,900)
Net increase (decrease) in shares outstanding before conversion	(632,152)	(15,815,267)
Shares converted into Class A (See Note 1)	163,257	4,166,020
Shares converted from Class A (See Note 1)	(769)	(20,601)
Net increase (decrease)	(469,664)	$(11,669,848)
Year ended October 31, 2024:
Shares sold	205,658	$4,599,068
Shares issued to shareholders in reinvestment of distributions	8,675	171,163
Shares redeemed	(957,905)	(21,233,369)
Net increase (decrease) in shares outstanding before conversion	(743,572)	(16,463,138)
Shares converted into Class A (See Note 1)	131,190	2,964,673
Shares converted from Class A (See Note 1)	(968)	(22,554)
Net increase (decrease)	(613,350)	$(13,521,019)

Investor Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	31,260	$746,810
Shares redeemed	(131,997)	(3,185,947)
Net increase (decrease) in shares outstanding before conversion	(100,737)	(2,439,137)
Shares converted into Investor Class (See Note 1)	8,639	215,502
Shares converted from Investor Class (See Note 1)	(159,422)	(3,925,237)
Net increase (decrease)	(251,520)	$(6,148,872)
Year ended October 31, 2024:
Shares sold	29,978	$649,975
Shares redeemed	(133,242)	(2,879,120)
Net increase (decrease) in shares outstanding before conversion	(103,264)	(2,229,145)
Shares converted into Investor Class (See Note 1)	14,838	321,195
Shares converted from Investor Class (See Note 1)	(104,518)	(2,301,505)
Net increase (decrease)	(192,944)	$(4,209,455)

Class B	Shares	Amount
Year ended October 31, 2025: (a)
Shares sold	155	$3,212
Shares redeemed	(591)	(11,724)
Net increase (decrease) in shares outstanding before conversion	(436)	(8,512)
Shares converted from Class B (See Note 1)	(11,897)	(241,396)
Net increase (decrease)	(12,333)	$(249,908)
Year ended October 31, 2024:
Shares sold	2,442	$39,473
Shares redeemed	(11,020)	(187,636)
Net increase (decrease) in shares outstanding before conversion	(8,578)	(148,163)
Shares converted from Class B (See Note 1)	(39,476)	(676,463)
Net increase (decrease)	(48,054)	$(824,626)

Class C	Shares	Amount
Year ended October 31, 2025:
Shares sold	5,603	$106,146
Shares redeemed	(16,166)	(305,716)
Net increase (decrease) in shares outstanding before conversion	(10,563)	(199,570)
Shares converted from Class C (See Note 1)	(11,570)	(214,889)
Net increase (decrease)	(22,133)	$(414,459)
Year ended October 31, 2024:
Shares sold	10,311	$179,539
Shares redeemed	(33,091)	(575,476)
Net increase (decrease) in shares outstanding before conversion	(22,780)	(395,937)
Shares converted from Class C (See Note 1)	(4,986)	(84,567)
Net increase (decrease)	(27,766)	$(480,504)

Class I	Shares	Amount
Year ended October 31, 2025:
Shares sold	775,691	$19,708,360
Shares issued to shareholders in reinvestment of distributions	17,965	512,527
Shares redeemed	(1,710,145)	(46,793,723)
Net increase (decrease) in shares outstanding before conversion	(916,489)	(26,572,836)
Shares converted into Class I (See Note 1)	730	20,601
Net increase (decrease)	(915,759)	$(26,552,235)
Year ended October 31, 2024:
Shares sold	1,820,844	$44,504,542
Shares issued to shareholders in reinvestment of distributions	17,277	357,973
Shares redeemed	(1,333,544)	(31,142,394)
Net increase (decrease) in shares outstanding before conversion	504,577	13,720,121
Shares converted into Class I (See Note 1)	477	11,499
Shares converted from Class I (See Note 1)	(102)	(2,298)
Net increase (decrease)	504,952	$13,729,322

18	NYLI WMC Small Companies Fund

Class R1(b)	Shares	Amount
Year ended October 31, 2024:
Shares issued to shareholders in reinvestment of distributions	8	$156
Shares redeemed	(2,527)	(58,625)
Net increase (decrease)	(2,519)	$(58,469)

Class R2(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	2	$21
Shares issued to shareholders in reinvestment of distributions	2	48
Shares redeemed	(4,849)	(106,778)
Net increase (decrease)	(4,845)	$(106,709)

Class R3(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	834	$16,177
Shares redeemed	(16,534)	(352,429)
Net increase (decrease) in shares outstanding before conversion	(15,700)	(336,252)
Shares converted from Class R3 (See Note 1)	(10,178)	(209,980)
Net increase (decrease)	(25,878)	$(546,232)

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
19

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI WMC Small Companies Fund (the Fund), one of the funds constituting New York Life Investments Funds Trust, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with custodians, the transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 19, 2025
20	NYLI WMC Small Companies Fund

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For the fiscal year ended October 31, 2025, the Fund designated approximately $745,503 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
The dividends paid by the Fund during the fiscal year ended October 31, 2025 should be multiplied by 100.00% to arrive at the amount eligible for the corporate dividend-received deduction.
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2025.
21

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
22

NYLI U.S. Government Liquidity Fund

Annual Report - Financial Statements and Other Information
October 31, 2025

Portfolio of Investments October 31, 2025†
	Principal Amount	Value
Short-Term Investments 100.0%
U.S. Treasury Debt 100.0%
U.S. Treasury Bills (a)
3.885%, due 12/4/25	$ 131,470,000	$ 131,003,610
3.889%, due 12/23/25	175,538,000	174,557,630
3.98%, due 11/12/25	49,645,000	49,584,778
3.982%, due 11/18/25	101,283,000	101,093,317
4.004%, due 11/28/25	99,188,000	98,891,504
4.005%, due 11/20/25	150,000,000	149,684,521
4.03%, due 11/6/25	204,294,000	204,180,147
4.051%, due 11/13/25	76,823,000	76,719,846
4.091%, due 11/4/25	27,820,000	27,810,576
Total Short-Term Investments (Cost $1,013,525,929)	100.0%	1,013,525,929
Other Assets, Less Liabilities	(0.0)‡	(110,645)
Net Assets	100.0%	$ 1,013,415,284

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Interest rate shown represents yield to maturity.
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Short-Term Investments
U.S. Treasury Debt	$ —	$ 1,013,525,929	$ —	$ 1,013,525,929

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in securities, at value (amortized cost $1,013,525,929)	$1,013,525,929
Cash	2,892
Other assets	4,855
Total assets	1,013,533,676
Liabilities
Payables:
Manager (See Note 3)	112,432
Custodian	3,743
Professional fees	1,963
Trustees	254
Total liabilities	118,392
Net assets	$1,013,415,284
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$1,013,293
Additional paid-in-capital	1,012,377,602
1,013,390,895
Total distributable earnings (loss)	24,389
Net assets	$1,013,415,284
Class I
Net assets applicable to outstanding shares	$1,013,415,284
Shares of beneficial interest outstanding	1,013,292,804
Net asset value per share outstanding	$1.00

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI U.S. Government Liquidity Fund

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Interest	$43,862,422
Expenses
Manager (See Note 3)	1,213,329
Professional fees	126,546
Trustees	24,384
Custodian	21,831
Registration	13,496
Shareholder communication	9,624
Miscellaneous	7,480
Total expenses	1,416,690
Net investment income (loss)	42,445,732
Realized Gain (Loss)
Net realized gain (loss) on investments	30,358
Net increase (decrease) in net assets resulting from operations	$42,476,090
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statements of Changes in Net Assets
for the years ended October 31, 2025 and October 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$42,445,732	$52,988,626
Net realized gain (loss)	30,358	20,975
Net increase (decrease) in net assets resulting from operations	42,476,090	53,009,601
Distributions to shareholders	(42,445,732)	(52,988,625)
Capital share transactions:
Net proceeds from sales of shares	13,054,598,416	12,424,490,903
Net asset value of shares issued to shareholders in reinvestment of distributions	41,625,347	52,355,905
Cost of shares redeemed	(13,275,656,159)	(12,292,872,038)
Increase (decrease) in net assets derived from capital share transactions	(179,432,396)	183,974,770
Net increase (decrease) in net assets	(179,402,038)	183,995,746
Net Assets
Beginning of year	1,192,817,322	1,008,821,576
End of year	$1,013,415,284	$1,192,817,322
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI U.S. Government Liquidity Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class I	2025	2024	2023	2022	2021
Net asset value at beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.04	0.05	0.04	0.01	0.00‡
Total from investment operations	0.04	0.05	0.04	0.01	0.00‡
Less distributions:
From net investment income	(0.04)	(0.05)	(0.04)	(0.01)	(0.00)‡
Net asset value at end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return (a)	4.28%	5.31%	4.59%	0.76%	0.01%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.20%	5.18%	4.47%	0.72%	0.01%
Net expenses	0.14%	0.14%	0.14%	0.11%	0.03%
Expenses (before waiver/reimbursement)	0.14%	0.14%	0.14%	0.14%	0.14%
Net assets at end of year (in 000’s)	$1,013,415	$1,192,817	$1,008,822	$1,335,657	$2,520,059

‡	Less than one cent per share.
(a)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI U.S. Government Liquidity Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class I	July 2, 2018
Shares of the Fund are offered and are redeemed at a price equal to their net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Fund’s shares.
The Fund's investment objective is to seek a high level of current income while preserving capital and maintaining liquidity.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Valuation of Shares. You may lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share by using the amortized cost method of valuation, which approximates fair value, it cannot guarantee it will do so. In addition, as a “government money market fund,” the Board of Trustees of the Trust ("Board") has determined that the Fund is not subject to the imposition of liquidity fees. The Board has reserved its ability to change this determination with respect to the imposition of liquidity fees, but such change would become effective only after shareholders are provided with specific advance notice of the change. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
(B) Securities Valuation.  Securities are valued using the amortized cost method of valuation, which approximates fair value, unless the use of such method would be inappropriate per the requirements of Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. In such cases, amortized cost approximates the current fair value of a security.
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.

8	NYLI U.S. Government Liquidity Fund

The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
Securities valued at amortized cost are not obtained from a quoted price in an active market and are generally categorized as Level 2 in the hierarchy. The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of October 31, 2025, the aggregate value by input level of the Fund’s assets and liabilities is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on
9

Notes to Financial Statements (continued)
the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(C) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and declares and pays distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued daily and discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the straight-line method. The straight-line method approximates the effective interest rate for short-term investments.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred.The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Debt Securities Risk.  The Fund’s investments may include securities such as variable rate notes and floaters. If expectations about changes in interest rates, or assessments of an issuer’s credit worthiness or market conditions are incorrect, investments in these types of securities could lose money for the Fund. The ability of issuers of debt securities, including the U.S. government, held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager pursuant to a Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. NYL Investors LLC ("NYL Investors" or "Subadvisor"), a registered investment adviser and a direct, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and NYL Investors, New York Life Investments pays for the services of the Subadvisor.

10	NYLI U.S. Government Liquidity Fund

Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.12% of the Fund's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.15% of average daily net assets. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
New York Life Investments may voluntarily waive fees or reimburse expenses of the Fund to the extent it deems appropriate to enhance the Fund's yield during periods when expenses have a significant impact on the yield of the Fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and in addition to any contractual arrangements that may be in place with respect to the Fund and described in the Fund’s prospectus.
During the year ended October 31, 2025, New York Life Investments earned fees from the Fund in the amount of $1,213,329 and paid the Subadvisor fees in the amount of $606,652.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Transfer, Dividend Disbursing and Shareholder Servicing Agent.   NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026 and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2025, the Fund did not record any transfer agent expenses.
Note 4-Federal Income Tax
The amortized cost also represents the aggregate cost for federal income tax purposes.
As of October 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$66,477	$(28,997)	$(11,083)	$(2,008)	$24,389
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sales adjustments.
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $28,997, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$29	$—
The Fund utilized $32,366 of capital loss carryforwards during the year ended October 31, 2025.
During the years ended October 31, 2025 and October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$42,445,732	$52,988,625
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
11

Notes to Financial Statements (continued)
Note 6–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2025 and October 31, 2024, were as follows:
Class I (at $1 per share)	Shares
Year ended October 31, 2025:
Shares sold	13,054,598,416
Shares issued to shareholders in reinvestment of distributions	41,625,347
Shares redeemed	(13,275,656,159)
Net increase (decrease)	(179,432,396)
Year ended October 31, 2024:
Shares sold	12,424,490,903
Shares issued to shareholders in reinvestment of distributions	52,355,905
Shares redeemed	(12,292,872,038)
Net increase (decrease)	183,974,770
Note 7–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.
Note 8–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
12	NYLI U.S. Government Liquidity Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI U.S. Government Liquidity Fund (the Fund), one of the funds constituting New York Life Investments Funds Trust, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 19, 2025
13

Federal Income Tax Information
(Unaudited)
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2025.
14	NYLI U.S. Government Liquidity Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
15

NYLI PineStone International Equity Fund

Annual Report - Financial Statements and Other Information
October 31, 2025

Portfolio of Investments October 31, 2025†^
	Shares	Value
Common Stocks 99.8%
Australia 1.0%
Commonwealth Bank of Australia (Banks)	69,025	$ 7,751,787
Canada 2.6%
Canadian National Railway Co. (Ground Transportation)	209,409	20,084,417
Denmark 2.2%
Novo Nordisk A/S, Class B (Pharmaceuticals)	344,824	16,815,555
France 17.7%
Air Liquide SA (Chemicals)	125,570	24,304,449
Air Liquide SA, Loyalty Shares (Chemicals)	66,712	12,912,307
EssilorLuxottica SA (Health Care Equipment & Supplies)	110,822	40,531,578
L'Oreal SA (Personal Care Products)	42,830	17,903,304
L'Oreal SA, Loyalty Shares (Registered) (Personal Care Products)	9,600	4,012,882
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	49,502	34,925,496
		134,590,016
Germany 5.5%
Rational AG (Machinery)	17,435	12,771,296
SAP SE (Software)	113,310	29,314,690
		42,085,986
India 2.0%
HDFC Bank Ltd., ADR (Banks)	418,136	15,144,886
Japan 4.8%
Keyence Corp. (Electronic Equipment, Instruments & Components)	88,720	33,027,490
Unicharm Corp. (Household Products)	585,433	3,622,155
		36,649,645
Netherlands 6.2%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	44,277	46,856,045
Spain 3.3%
Amadeus IT Group SA (Hotels, Restaurants & Leisure)	333,304	25,479,007
	Shares	Value

Sweden 1.2%
Atlas Copco AB, Class A (Machinery)	549,598	$ 9,264,821
Switzerland 9.8%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	166,815	32,896,602
Geberit AG (Registered) (Building Products)	24,944	18,194,629
Schindler Holding AG (Machinery)	66,132	23,502,643
		74,593,874
Taiwan 9.8%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	248,834	74,757,199
United Kingdom 21.6%
Ashtead Group plc (Trading Companies & Distributors)	193,239	12,880,759
Diageo plc (Beverages)	634,311	14,582,652
Howden Joinery Group plc (Trading Companies & Distributors)	1,350,326	15,317,827
InterContinental Hotels Group plc (Hotels, Restaurants & Leisure)	304,312	36,747,288
Intertek Group plc (Professional Services)	233,618	15,544,686
London Stock Exchange Group plc (Capital Markets)	359,680	44,822,452
Spirax Group plc (Machinery)	89,790	8,369,058
Unilever plc (Personal Care Products)	264,392	15,999,451
		164,264,173
United States 12.1%
Alcon AG (Health Care Equipment & Supplies)	233,134	17,323,906
Aon plc, Class A (Insurance)	53,587	18,256,019
Nestle SA (Registered) (Food Products)	334,116	31,919,028
S&P Global, Inc. (Capital Markets)	50,083	24,400,939
		91,899,892
Total Common Stocks (Cost $612,354,053)		760,237,303
Total Investments (Cost $612,354,053)	99.8%	760,237,303
Other Assets, Less Liabilities	0.2	1,736,857
Net Assets	100.0%	$ 761,974,160

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2025†^ (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 8,248	$ 303,261	$ (311,509)	$ —	$ —	$ —	$ 260	$ —	—

Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 760,237,303	$ —	$ —	$ 760,237,303

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI PineStone International Equity Fund

The table below sets forth the diversification of the Fund’s investments by industry.
Industry Diversification
	Value	Percent †^
Banks	$22,896,673	3.0%
Beverages	14,582,652	1.9
Building Products	18,194,629	2.4
Capital Markets	69,223,391	9.1
Chemicals	37,216,756	4.9
Electronic Equipment, Instruments & Components	33,027,490	4.3
Food Products	31,919,028	4.2
Ground Transportation	20,084,417	2.6
Health Care Equipment & Supplies	57,855,484	7.6
Hotels, Restaurants & Leisure	62,226,295	8.2
Household Products	3,622,155	0.5
Insurance	18,256,019	2.4
Machinery	53,907,818	7.1
Personal Care Products	37,915,637	5.0
Pharmaceuticals	16,815,555	2.2
Professional Services	15,544,686	2.0
Semiconductors & Semiconductor Equipment	121,613,244	16.0
Software	29,314,690	3.8
Textiles, Apparel & Luxury Goods	67,822,098	8.9
Trading Companies & Distributors	28,198,586	3.7
	760,237,303	99.8
Other Assets, Less Liabilities	1,736,857	0.2
Net Assets	$761,974,160	100.0%

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in securities, at value (identified cost $612,354,053)	$760,237,303
Receivables:
Dividends	3,634,387
Investment securities sold	2,390,325
Fund shares sold	494,623
Securities lending	2,260
Other assets	106,063
Total assets	766,864,961
Liabilities
Due to custodian	305,164
Foreign currency due to custodian, at value	6,507
Payables:
Fund shares redeemed	3,615,112
Investment securities purchased	429,378
Manager (See Note 3)	368,362
Transfer agent (See Note 3)	78,518
NYLIFE Distributors (See Note 3)	20,163
Custodian	16,496
Professional fees	9,854
Shareholder communication	1,993
Trustees	1,689
Accrued expenses	37,565
Total liabilities	4,890,801
Net assets	$761,974,160
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$42,683
Additional paid-in-capital	629,217,477
629,260,160
Total distributable earnings (loss)	132,714,000
Net assets	$761,974,160
Class A
Net assets applicable to outstanding shares	$78,250,885
Shares of beneficial interest outstanding	4,413,290
Net asset value per share outstanding	$17.73
Maximum sales charge (5.50% of offering price)	1.03
Maximum offering price per share outstanding	$18.76
Investor Class
Net assets applicable to outstanding shares	$12,975,351
Shares of beneficial interest outstanding	733,909
Net asset value per share outstanding	$17.68
Maximum sales charge (5.00% of offering price)	0.93
Maximum offering price per share outstanding	$18.61
Class C
Net assets applicable to outstanding shares	$657,427
Shares of beneficial interest outstanding	37,709
Net asset value and offering price per share outstanding	$17.43
Class I
Net assets applicable to outstanding shares	$277,528,720
Shares of beneficial interest outstanding	15,569,027
Net asset value and offering price per share outstanding	$17.83
Class P
Net assets applicable to outstanding shares	$30,896
Shares of beneficial interest outstanding	1,734
Net asset value and offering price per share outstanding	$17.82
Class R6
Net assets applicable to outstanding shares	$392,530,881
Shares of beneficial interest outstanding	21,927,378
Net asset value and offering price per share outstanding	$17.90

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI PineStone International Equity Fund

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $1,522,666)	$13,222,990
Dividends-affiliated	260,259
Securities lending, net	11,114
Total income	13,494,363
Expenses
Manager (See Note 3)	6,342,459
Transfer agent (See Note 3)	567,462
Distribution/Service—Class A (See Note 3)	199,267
Distribution/Service—Investor Class (See Note 3)	33,201
Distribution/Service—Class C (See Note 3)	7,917
Registration	187,856
Professional fees	168,073
Custodian	137,599
Interest expense	34,132
Shareholder communication	31,819
Trustees	21,105
Miscellaneous	92,371
Total expenses before waiver/reimbursement	7,823,261
Expense waiver/reimbursement from Manager (See Note 3)	(881,377)
Net expenses	6,941,884
Net investment income (loss)	6,552,479
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	7,469,080
Foreign currency transactions	(228,883)
Net realized gain (loss)	7,240,197
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	36,222,041
Translation of other assets and liabilities in foreign currencies	139,879
Net change in unrealized appreciation (depreciation)	36,361,920
Net realized and unrealized gain (loss)	43,602,117
Net increase (decrease) in net assets resulting from operations	$50,154,596
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the years ended October 31, 2025 and October 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$6,552,479	$3,577,473
Net realized gain (loss)	7,240,197	2,177,025
Net change in unrealized appreciation (depreciation)	36,361,920	84,986,763
Net increase (decrease) in net assets resulting from operations	50,154,596	90,741,261
Distributions to shareholders:
Class A	(313,881)	(217,763)
Investor Class	—	(39,661)
Class C	—	(376)
Class I	(2,233,680)	(811,354)
Class P	(197)	(120)
Class R1(a)	—	(599)
Class R2(a)	—	(631)
Class R3(a)	—	(1,688)
Class R6	(1,414,397)	(512,622)
Total distributions to shareholders	(3,962,155)	(1,584,814)
Capital share transactions:
Net proceeds from sales of shares	396,705,756	256,493,363
Net asset value of shares issued to shareholders in reinvestment of distributions	3,636,140	1,544,332
Cost of shares redeemed	(318,346,930)	(70,050,824)
Increase (decrease) in net assets derived from capital share transactions	81,994,966	187,986,871
Net increase (decrease) in net assets	128,187,407	277,143,318
Net Assets
Beginning of year	633,786,753	356,643,435
End of year	$761,974,160	$633,786,753

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI PineStone International Equity Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,		April 1, 2023 through October 31,	Year Ended March 31,
Class A	2025	2024	2023#(a)	2023	2022	2021
Net asset value at beginning of period	$16.82	$13.50	$14.51	$14.70	$14.06	$9.92
Net investment income (loss) (b)	0.09	0.08	0.02	0.07	0.04	0.03
Net realized and unrealized gain (loss)	0.89	3.29	(1.02)	(0.16)	0.65	4.37
Total from investment operations	0.98	3.37	(1.00)	(0.09)	0.69	4.40
Less distributions:
From net investment income	(0.07)	(0.05)	(0.01)	(0.10)	(0.03)	(0.04)
From net realized gain on investments	—	—	—	—	(0.02)	(0.22)
Total distributions	(0.07)	(0.05)	(0.01)	(0.10)	(0.05)	(0.26)
Net asset value at end of period	$17.73	$16.82	$13.50	$14.51	$14.70	$14.06
Total investment return	5.83%(c)	25.03%(c)	(6.89)%(c)	(0.57)% (d)(e)	4.91% (d)(e)	44.38% (d)(e)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.50%	0.50%	0.25%††	0.50% (f)(g)	0.27% (f)(g)	0.19% (f)(g)
Net expenses	1.17% (h)(i)	1.10%(h)	1.21%††(h)	1.25% (f)(g)	1.25% (f)(g)	1.25% (f)(g)
Expenses (before waiver/reimbursement)	1.25% (h)(i)	1.19%(h)	1.36%††(h)	1.55%(g)	1.49%(g)	1.55%(g)
Portfolio turnover rate	25%	10%	12%	11%(e)	2%(e)	12%(e)
Net assets at end of period (in 000's)	$78,251	$79,325	$56,733	$5,162	$2,260	$1,516

#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2023, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	Based on net asset value as of end of period date.
(e)	Not annualized for periods less than one year.
(f)	The contractual and voluntary expense waiver of the prior Manager are reflected in both the net expense and net investment income (loss) ratios.
(g)	Annualized, with the exception of non-recurring organizational costs.
(h)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(i)	Net of interest expense of less than 0.01%. (See Note 6)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Year Ended October 31,		August 28, 2023^ through October 31,
Investor Class	2025	2024	2023
Net asset value at beginning of period	$16.76	$13.49	$14.71
Net investment income (loss) (a)	0.03	0.02	(0.01)
Net realized and unrealized gain (loss)	0.89	3.29	(1.21)
Total from investment operations	0.92	3.31	(1.22)
Less distributions:
From net investment income	—	(0.04)	—
Net asset value at end of period	$17.68	$16.76	$13.49
Total investment return (b)	5.49%	24.60%	(8.29)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.17%	0.11%	(0.32)%††
Net expenses (d)	1.48%(e)	1.49%	1.49%††
Expenses (before waiver/reimbursement) (d)	1.70%(e)	1.72%	1.61%††
Portfolio turnover rate	25%	10%	12%
Net assets at end of period (in 000's)	$12,975	$13,841	$12,660

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	Net of interest expense of less than 0.01%. (See Note 6)

	Year Ended October 31,		August 28, 2023^ through October 31,
Class C	2025	2024	2023
Net asset value at beginning of period	$16.65	$13.47	$14.71
Net investment income (loss) (a)	(0.10)	(0.10)	(0.03)
Net realized and unrealized gain (loss)	0.88	3.29	(1.21)
Total from investment operations	0.78	3.19	(1.24)
Less distributions:
From net investment income	—	(0.01)	—
Net asset value at end of period	$17.43	$16.65	$13.47
Total investment return (b)	4.68%	23.67%	(8.43)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.58)%	(0.64)%	(1.06)%††
Net expenses (d)	2.23%(e)	2.24%	2.24%††
Expenses (before waiver/reimbursement) (d)	2.45%(e)	2.47%	2.36%††
Portfolio turnover rate	25%	10%	12%
Net assets at end of period (in 000’s)	$657	$871	$739

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	Net of interest expense of less than 0.01%. (See Note 6)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI PineStone International Equity Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,		April 1, 2023 through October 31,	Year Ended March 31,
Class I	2025	2024	2023#(a)	2023	2022	2021
Net asset value at beginning of period	$16.90	$13.53	$14.53	$14.70	$14.06	$9.92
Net investment income (loss) (b)	0.14	0.12	0.09	0.10	0.08	0.06
Net realized and unrealized gain (loss)	0.89	3.31	(1.07)	(0.16)	0.65	4.34
Total from investment operations	1.03	3.43	(0.98)	(0.06)	0.73	4.40
Less distributions:
From net investment income	(0.10)	(0.06)	(0.02)	(0.11)	(0.07)	(0.04)
From net realized gain on investments	—	—	—	—	(0.02)	(0.22)
Total distributions	(0.10)	(0.06)	(0.02)	(0.11)	(0.09)	(0.26)
Net asset value at end of period	$17.83	$16.90	$13.53	$14.53	$14.70	$14.06
Total investment return	6.15%(c)	25.40%(c)	(6.73)%(c)	(0.33)% (d)(e)	5.16% (d)(e)	44.43% (d)(e)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.81%	0.72%	1.03%††	0.75% (f)(g)	0.52% (f)(g)	0.44% (f)(g)
Net expenses	0.85% (h)(i)	0.85%(h)	0.95%††(h)	1.00% (f)(g)	1.00% (f)(g)	1.00% (f)(g)
Expenses (before waiver/reimbursement)	0.99% (h)(i)	0.93%(h)	1.19%††(h)	1.30%(g)	1.24%(g)	1.30%(g)
Portfolio turnover rate	25%	10%	12%	11%(e)	2%(e)	12%(e)
Net assets at end of period (in 000's)	$277,529	$335,817	$190,764	$196,962	$217,664	$160,421

#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2023, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	Based on net asset value as of end of period date.
(e)	Not annualized for periods less than one year.
(f)	The contractual and voluntary expense waiver of the prior Manager are reflected in both the net expense and net investment income (loss) ratios.
(g)	Annualized, with the exception of non-recurring organizational costs.
(h)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(i)	Net of interest expense of less than 0.01%. (See Note 6)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Year Ended October 31,		August 28, 2023^ through October 31,
Class P	2025	2024	2023
Net asset value at beginning of period	$16.89	$13.53	$14.73
Net investment income (loss) (a)	0.15	0.13	0.01
Net realized and unrealized gain (loss)	0.89	3.30	(1.21)
Total from investment operations	1.04	3.43	(1.20)
Less distributions:
From net investment income	(0.11)	(0.07)	—
Total distributions	(0.11)	(0.07)	—
Net asset value at end of period	$17.82	$16.89	$13.53
Total investment return (b)	6.22%	25.43%	(8.15)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.86%	0.80%	0.33%††
Net expenses (d)	0.80%(e)	0.80%	0.85%††
Expenses (before waiver/reimbursement) (d)	0.89%(e)	0.89%	0.91%††
Portfolio turnover rate	25%	10%	12%
Net assets at end of period (in 000’s)	$31	$29	$23

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class P shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	Net of interest expense of less than 0.01%. (See Note 6)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI PineStone International Equity Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,		April 1, 2023 through October 31,	Year Ended March 31,
Class R6	2025	2024	2023#(a)	2023	2022	2021
Net asset value at beginning of period	$16.97	$13.59	$14.60	$14.77	$14.12	$9.96
Net investment income (loss) (b)	0.16	0.14	0.08	0.13	0.11	0.08
Net realized and unrealized gain (loss)	0.88	3.31	(1.05)	(0.16)	0.66	4.36
Total from investment operations	1.04	3.45	(0.97)	(0.03)	0.77	4.44
Less distributions:
From net investment income	(0.11)	(0.07)	(0.04)	(0.14)	(0.10)	(0.06)
From net realized gain on investments	—	—	—	—	(0.02)	(0.22)
Total distributions	(0.11)	(0.07)	(0.04)	(0.14)	(0.12)	(0.28)
Net asset value at end of period	$17.90	$16.97	$13.59	$14.60	$14.77	$14.12
Total investment return	6.18%(c)	25.48%(c)	(6.66)%(c)	(0.10)% (d)(e)	5.39% (d)(e)	44.65% (d)(e)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.95%	0.82%	0.98%††	0.95% (f)(g)	0.72% (f)(g)	0.64% (f)(g)
Net expenses	0.80% (h)(i)	0.80%(h)	0.80%††(h)	0.80% (f)(g)	0.80% (f)(g)	0.80% (f)(g)
Expenses (before waiver/reimbursement)	0.89% (h)(i)	0.89%(h)	1.09%††(h)	1.30%(g)	1.24%(g)	1.30%(g)
Portfolio turnover rate	25%	10%	12%	11%(e)	2%(e)	12%(e)
Net assets at end of period (in 000's)	$392,531	$203,904	$94,796	$39,343	$43,451	$41,229

#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2023, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	Based on net asset value as of end of period date.
(e)	Not annualized for periods less than one year.
(f)	The contractual and voluntary expense waiver of the prior Manager are reflected in both the net expense and net investment income (loss) ratios.
(g)	Annualized, with the exception of non-recurring organizational costs.
(h)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(i)	Net of interest expense of less than 0.01%. (See Note 6)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI PineStone International Equity Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The Fund is successor to the Fiera Capital International Equity Fund (the “Predecessor Fund”), which was a series of a different registered investment company for which Fiera Capital, Inc. served as the investment advisor. The financial statements of the Fund reflect the historical results of corresponding shares of the Predecessor Fund through its reorganization on August 28, 2023. Upon completion of the reorganization, the Class A and Class I shares of the Fund assumed the performance, financial and other information of the corresponding shares of the Predecessor Fund. All information provided for periods prior to August 28, 2023, refers to the Predecessor Fund.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	September 29, 2017
Investor Class	August 28, 2023
Class C	August 28, 2023
Class I	September 29, 2017
Class P	August 28, 2023
Class R6	September 29, 2017
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge ("CDSC") of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Class P shares are generally only available to investors that have a relationship with PineStone Asset Management Inc. and are invested directly with the Fund. An investment minimum of $5,000,000 applies for Class P and no subsequent investment minimum. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I, Class R6 and Class P shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek capital appreciation.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available;

14	NYLI PineStone International Equity Fund

periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2025, there were no material changes to the fair value methodologies.
15

Notes to Financial Statements (continued)
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least annually and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.

16	NYLI PineStone International Equity Fund

(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included on the Statements of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Foreign Securities Risk.  The Fund invests in foreign securities, which carry certain risks in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities,
17

Notes to Financial Statements (continued)
and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(K) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. PineStone Asset Management Inc. (“PineStone” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and PineStone, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.80% of the Fund's average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 1.20%; Investor Class, 1.54%; Class C, 2.29%; Class I,
0.85%; Class P, 0.85%; and Class R6, 0.80%. This agreement will remain in effect until February 28, 2028, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2025, New York Life Investments earned fees from the Fund in the amount of $6,342,459 and waived fees and/or reimbursed certain class specific expenses in the amount of $881,377 and paid the Subadvisor fees in the amount of $3,012,668.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  During the year ended October 31, 2025, the Fund was advised that the Distributor did not retain any initial sales charges or CDSCs on repurchases of any shares within the Fund.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the year ended October 31, 2025, of $759 and $177, respectively.

18	NYLI PineStone International Equity Fund

(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent.  NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2028, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$89,244	$—
Investor Class	75,460	(7,939)
Class C	4,517	(488)
Class I	384,149	—
Class R6	14,092	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Investor Class	$30,441	0.2%
Class C	29,939	4.6
Class P	30,896	100.0
Class R6	34,713	0.0‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of October 31, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$617,321,052	$160,801,837	$(17,885,586)	$142,916,251
As of October 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$6,052,652	$(16,444,207)	$—	$143,105,555	$132,714,000
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments.
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $19,049,644 is subject to a limitation. This limitation is due to Internal Revenue Code Sections 381-384. Capital loss carryforwards, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund subject to the limitation described above.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$19,050	$—
The Fund utilized $5,709,690 of capital loss carryforwards during the year ended October 31, 2025.
During the years ended October 31, 2025 and October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$3,962,155	$1,584,814
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
19

Notes to Financial Statements (continued)
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2025, the Fund utilized the line of credit for 5 days, maintained an average daily balance of $45,102,000 at a weighted average interest rate of 5.45% and incurred interest expense in the amount of $34,132. As of October 31, 2025, there were no borrowings outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2025, purchases and sales of securities, other than short-term securities, were $290,836 and $198,468, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2025 and October 31, 2024, were as follows:
Class A	Shares	Amount
Year ended October 31, 2025:
Shares sold	924,109	$15,585,405
Shares issued to shareholders in reinvestment of distributions	18,437	309,749
Shares redeemed	(1,296,607)	(22,097,650)
Net increase (decrease) in shares outstanding before conversion	(354,061)	(6,202,496)
Shares converted into Class A (See Note 1)	52,214	887,201
Net increase (decrease)	(301,847)	$(5,315,295)
Year ended October 31, 2024:
Shares sold	1,152,466	$19,082,267
Shares issued to shareholders in reinvestment of distributions	14,624	214,828
Shares redeemed	(716,458)	(11,585,246)
Net increase (decrease) in shares outstanding before conversion	450,632	7,711,849
Shares converted into Class A (See Note 1)	61,043	1,004,481
Shares converted from Class A (See Note 1)	(260)	(4,386)
Net increase (decrease)	511,415	$8,711,944

Investor Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	24,424	$411,538
Shares redeemed	(76,976)	(1,303,429)
Net increase (decrease) in shares outstanding before conversion	(52,552)	(891,891)
Shares converted into Investor Class (See Note 1)	3,522	60,105
Shares converted from Investor Class (See Note 1)	(42,826)	(729,177)
Net increase (decrease)	(91,856)	$(1,560,963)
Year ended October 31, 2024:
Shares sold	24,531	$399,131
Shares issued to shareholders in reinvestment of distributions	2,696	39,600
Shares redeemed	(83,352)	(1,369,657)
Net increase (decrease) in shares outstanding before conversion	(56,125)	(930,926)
Shares converted into Investor Class (See Note 1)	3,540	56,697
Shares converted from Investor Class (See Note 1)	(60,062)	(986,961)
Net increase (decrease)	(112,647)	$(1,861,190)

20	NYLI PineStone International Equity Fund

Class C	Shares	Amount
Year ended October 31, 2025:
Shares sold	8,925	$148,452
Shares redeemed	(15,439)	(261,101)
Net increase (decrease) in shares outstanding before conversion	(6,514)	(112,649)
Shares converted from Class C (See Note 1)	(8,090)	(134,622)
Net increase (decrease)	(14,604)	$(247,271)
Year ended October 31, 2024:
Shares sold	15,406	$260,439
Shares issued to shareholders in reinvestment of distributions	25	375
Shares redeemed	(13,581)	(219,141)
Net increase (decrease) in shares outstanding before conversion	1,850	41,673
Shares converted from Class C (See Note 1)	(4,359)	(69,831)
Net increase (decrease)	(2,509)	$(28,158)

Class I	Shares	Amount
Year ended October 31, 2025:
Shares sold	6,516,098	$110,521,456
Shares issued to shareholders in reinvestment of distributions	132,456	2,230,553
Shares redeemed	(10,942,276)	(186,599,965)
Net increase (decrease) in shares outstanding before conversion	(4,293,722)	(73,847,956)
Shares converted from Class I (See Note 1)	(12,562)	(215,479)
Net increase (decrease)	(4,306,284)	$(74,063,435)
Year ended October 31, 2024:
Shares sold	8,453,755	$143,289,439
Shares issued to shareholders in reinvestment of distributions	54,670	805,283
Shares redeemed	(2,333,147)	(37,625,026)
Net increase (decrease) in shares outstanding before conversion	6,175,278	106,469,696
Shares converted from Class I (See Note 1)	(402,352)	(6,154,639)
Net increase (decrease)	5,772,926	$100,315,057

Class P	Shares	Amount
Year ended October 31, 2025:
Shares issued to shareholders in reinvestment of distributions	12	$197
Net increase (decrease)	12	$197
Year ended October 31, 2024:
Shares issued to shareholders in reinvestment of distributions	8	$120
Net increase (decrease)	8	$120

Class R1(a)	Shares	Amount
Year ended October 31, 2024:
Shares sold	152	$2,233
Shares issued to shareholders in reinvestment of distributions	41	599
Shares redeemed	(9,936)	(164,327)
Net increase (decrease)	(9,743)	$(161,495)

Class R2(a)	Shares	Amount
Year ended October 31, 2024:
Shares sold	76	$1,107
Shares issued to shareholders in reinvestment of distributions	17	258
Shares redeemed	(12,652)	(207,026)
Net increase (decrease)	(12,559)	$(205,661)

Class R3(a)	Shares	Amount
Year ended October 31, 2024:
Shares sold	722	$10,673
Shares issued to shareholders in reinvestment of distributions	114	1,681
Shares redeemed	(47,265)	(763,050)
Net increase (decrease)	(46,429)	$(750,696)

Class R6	Shares	Amount
Year ended October 31, 2025:
Shares sold	16,191,853	$270,038,905
Shares issued to shareholders in reinvestment of distributions	64,792	1,095,641
Shares redeemed	(6,355,372)	(108,084,785)
Net increase (decrease) in shares outstanding before conversion	9,901,273	163,049,761
Shares converted into Class R6 (See Note 1)	10,072	173,000
Shares converted from Class R6 (See Note 1)	(2,489)	(41,028)
Net increase (decrease)	9,908,856	$163,181,733
Year ended October 31, 2024:
Shares sold	5,683,866	$93,448,074
Shares issued to shareholders in reinvestment of distributions	32,584	481,588
Shares redeemed	(1,075,218)	(18,117,351)
Net increase (decrease) in shares outstanding before conversion	4,641,232	75,812,311
Shares converted into Class R6 (See Note 1)	401,039	6,154,639
Net increase (decrease)	5,042,271	$81,966,950

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
21

Notes to Financial Statements (continued)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
22	NYLI PineStone International Equity Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI PineStone International Equity Fund (the Fund), one of the funds constituting New York Life Investments Funds Trust, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the two-year period then ended, and the period ended October 31, 2023. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, and the period ended October 31, 2023, in conformity with U.S. generally accepted accounting principles.
The financial highlights for each of the years in the three-year period ended March 31, 2023 were audited by another independent registered public accountant whose report, dated May 26, 2023, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 19, 2025
23

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For the fiscal period ended October 31, 2025, the Fund designated approximately $5,440,663 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
The dividends paid by the Fund during the fiscal period ended October 31, 2025 should be multiplied by 2.68% to arrive at the amount eligible for the corporate dividend-received deduction.
In accordance with federal tax law, the Fund elected to provide each shareholder with their portion of the Fund’s foreign taxes paid and the income sourced from foreign countries. Accordingly, the Fund made the following designations regarding its fiscal year ended October 31, 2025:
•    the total amount of taxes credited to foreign countries was $1,478,508.
•    the total amount of income sourced from foreign countries was $7,731,176.
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2025.
24	NYLI PineStone International Equity Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
25

NYLI PineStone U.S. Equity Fund

Annual Report - Financial Statements and Other Information
October 31, 2025

Portfolio of Investments October 31, 2025†^
	Shares	Value
Common Stocks 99.6%
Beverages 2.9%
PepsiCo, Inc.	114,809	$ 16,772,447
Broadline Retail 1.5%
Amazon.com, Inc. (a)	35,400	8,645,388
Building Products 2.6%
Carrier Global Corp.	250,034	14,874,523
Capital Markets 16.0%
CME Group, Inc.	87,770	23,302,057
FactSet Research Systems, Inc.	33,997	9,070,400
Moody's Corp.	81,867	39,320,720
MSCI, Inc.	33,434	19,677,581
		91,370,758
Chemicals 6.6%
Linde plc	41,188	17,228,940
Sherwin-Williams Co. (The)	59,442	20,503,924
		37,732,864
Commercial Services & Supplies 2.9%
Copart, Inc. (a)	387,800	16,679,278
Financial Services 5.6%
Mastercard, Inc., Class A	58,606	32,349,926
Health Care Providers & Services 2.6%
UnitedHealth Group, Inc.	42,983	14,681,273
Hotels, Restaurants & Leisure 3.0%
Hilton Worldwide Holdings, Inc.	66,500	17,087,840
Household Products 1.8%
Colgate-Palmolive Co.	132,153	10,182,389
Interactive Media & Services 10.2%
Alphabet, Inc., Class A	208,019	58,492,862
Life Sciences Tools & Services 3.3%
Mettler-Toledo International, Inc. (a)	13,255	18,772,924
Machinery 4.6%
Graco, Inc.	147,202	12,036,708
	Shares	Value

Machinery (continued)
Otis Worldwide Corp.	152,258	$ 14,123,452
		26,160,160
Pharmaceuticals 3.0%
Johnson & Johnson	90,177	17,031,730
Semiconductors & Semiconductor Equipment 3.0%
Analog Devices, Inc.	73,928	17,308,763
Software 15.3%
Microsoft Corp.	106,477	55,134,855
Oracle Corp.	122,643	32,207,278
		87,342,133
Specialty Retail 13.1%
AutoZone, Inc. (a)	9,676	35,553,785
Lowe's Cos., Inc.	77,567	18,471,030
TJX Cos., Inc. (The)	151,411	21,218,737
		75,243,552
Textiles, Apparel & Luxury Goods 1.6%
NIKE, Inc., Class B	146,736	9,477,678
Total Common Stocks (Cost $437,299,869)		570,206,488
Short-Term Investment 0.3%
Affiliated Investment Company 0.3%
NYLI U.S. Government Liquidity Fund, 3.895% (b)	1,658,372	1,658,372
Total Short-Term Investment (Cost $1,658,372)		1,658,372
Total Investments (Cost $438,958,241)	99.9%	571,864,860
Other Assets, Less Liabilities	0.1	627,131
Net Assets	100.0%	$ 572,491,991

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of October 31, 2025.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2025†^ (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 1,526	$ 78,183	$ (78,051)	$ —	$ —	$ 1,658	$ 82	$ —	1,658

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 570,206,488	$ —	$ —	$ 570,206,488
Short-Term Investment
Affiliated Investment Company	1,658,372	—	—	1,658,372
Total Investments in Securities	$ 571,864,860	$ —	$ —	$ 571,864,860

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI PineStone U.S. Equity Fund

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $437,299,869)	$570,206,488
Investment in affiliated investment companies, at value (identified cost $1,658,372)	1,658,372
Receivables:
Investment securities sold	9,165,967
Dividends	306,619
Fund shares sold	210,691
Other assets	46,927
Total assets	581,595,064
Liabilities
Payables:
Investment securities purchased	8,722,355
Manager (See Note 3)	270,319
Fund shares redeemed	55,170
Transfer agent (See Note 3)	42,758
Professional fees	4,145
Custodian	2,680
Shareholder communication	1,589
NYLIFE Distributors (See Note 3)	1,190
Trustees	524
Accrued expenses	2,343
Total liabilities	9,103,073
Net assets	$572,491,991
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$27,824
Additional paid-in-capital	435,418,969
435,446,793
Total distributable earnings (loss)	137,045,198
Net assets	$572,491,991
Class A
Net assets applicable to outstanding shares	$5,372,914
Shares of beneficial interest outstanding	262,550
Net asset value per share outstanding	$20.46
Maximum sales charge (5.50% of offering price)	1.19
Maximum offering price per share outstanding	$21.65
Class C
Net assets applicable to outstanding shares	$63,388
Shares of beneficial interest outstanding	3,146
Net asset value and offering price per share outstanding	$20.15
Class I
Net assets applicable to outstanding shares	$204,109,302
Shares of beneficial interest outstanding	9,924,446
Net asset value and offering price per share outstanding	$20.57
Class P
Net assets applicable to outstanding shares	$128,494,184
Shares of beneficial interest outstanding	6,242,259
Net asset value and offering price per share outstanding	$20.58
Class R6
Net assets applicable to outstanding shares	$234,452,203
Shares of beneficial interest outstanding	11,391,502
Net asset value and offering price per share outstanding	$20.58

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Dividends-unaffiliated	$6,810,730
Dividends-affiliated	81,962
Securities lending, net	1,128
Total income	6,893,820
Expenses
Manager (See Note 3)	3,132,270
Transfer agent (See Note 3)	288,699
Registration	119,891
Professional fees	100,051
Custodian	43,099
Shareholder communication	24,296
Trustees	14,498
Distribution/Service—Class A (See Note 3)	10,895
Distribution/Service—Class C (See Note 3)	619
Miscellaneous	23,975
Total expenses before waiver/reimbursement	3,758,293
Expense waiver/reimbursement from Manager (See Note 3)	(882)
Net expenses	3,757,411
Net investment income (loss)	3,136,409
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	3,159,363
Net change in unrealized appreciation (depreciation) on unaffiliated investments	41,314,331
Net realized and unrealized gain (loss)	44,473,694
Net increase (decrease) in net assets resulting from operations	$47,610,103
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI PineStone U.S. Equity Fund

Statements of Changes in Net Assets
for the years ended October 31, 2025 and October 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$3,136,409	$2,391,925
Net realized gain (loss)	3,159,363	5,229,034
Net change in unrealized appreciation (depreciation)	41,314,331	67,884,201
Net increase (decrease) in net assets resulting from operations	47,610,103	75,505,160
Distributions to shareholders:
Class A	(46,385)	(4,062)
Class C	(614)	(82)
Class I	(3,054,578)	(366,891)
Class P	(1,545,166)	(96)
Class R6	(4,243,315)	(627,056)
Total distributions to shareholders	(8,890,058)	(998,187)
Capital share transactions:
Net proceeds from sales of shares	73,305,656	346,639,157
Net asset value of shares issued to shareholders in reinvestment of distributions	7,585,397	902,352
Cost of shares redeemed	(110,984,178)	(61,381,895)
Increase (decrease) in net assets derived from capital share transactions	(30,093,125)	286,159,614
Net increase (decrease) in net assets	8,626,920	360,666,587
Net Assets
Beginning of year	563,865,071	203,198,484
End of year	$572,491,991	$563,865,071
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Financial Highlights selected per share data and ratios
	Year Ended October 31,		April 1, 2023 through October 31,	Year Ended March 31,
Class A	2025	2024	2023#(a)	2023	2022	2021
Net asset value at beginning of period	$19.11	$15.54	$15.16	$15.92	$13.93	$9.28
Net investment income (loss) (b)	0.04	0.05	(0.01)	0.04	0.02	0.03
Net realized and unrealized gain (loss)	1.56	3.57	0.39	(0.31)	2.12	4.78
Total from investment operations	1.60	3.62	0.38	(0.27)	2.14	4.81
Less distributions:
From net investment income	(0.06)	(0.04)	—	(0.03)	(0.02)	(0.03)
From net realized gain on investments	(0.19)	(0.01)	—	(0.46)	(0.13)	(0.13)
Total distributions	(0.25)	(0.05)	—	(0.49)	(0.15)	(0.16)
Net asset value at end of period	$20.46	$19.11	$15.54	$15.16	$15.92	$13.93
Total investment return	8.49%(c)	23.34%(c)	2.51%(c)	(1.45)% (d)(e)	15.20% (d)(e)	52.04% (d)(e)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.19%	0.28%	(0.12)%††	0.27% (f)(g)	0.09% (f)(g)	0.24% (f)(g)
Net expenses	0.99% (h)(i)	0.90%(h)	0.97%††(h)	1.00% (f)(g)	1.00% (f)(g)	1.00% (f)(g)
Expenses (before waiver/reimbursement)	0.99%(h)	0.90%(h)	0.99%††(h)	1.21%(g)	1.13%(g)	1.29%(g)
Portfolio turnover rate	15%	8%	2%	6%(e)	10%(e)	8%(e)
Net assets at end of period (in 000's)	$5,373	$3,437	$769	$17	$16	$14

#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2023, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	Based on net asset value as of end of period date.
(e)	Not annualized for periods less than one year.
(f)	The contractual and voluntary expense waiver of the prior Manager are reflected in both the net expense and net investment income (loss) ratios.
(g)	Annualized, with the exception of non-recurring organizational costs.
(h)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(i)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI PineStone U.S. Equity Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,		August 28, 2023^ through October 31,
Class C	2025	2024	2023
Net asset value at beginning of period	$18.92	$15.51	$16.32
Net investment income (loss) (a)	(0.12)	(0.12)	(0.02)
Net realized and unrealized gain (loss)	1.54	3.55	(0.79)
Total from investment operations	1.42	3.43	(0.81)
Less distributions:
From net investment income	—	(0.01)	—
From net realized gain on investments	(0.19)	(0.01)	—
Total distributions	(0.19)	(0.02)	—
Net asset value at end of period	$20.15	$18.92	$15.51
Total investment return (b)	7.58%	22.18%	(4.96)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.64)%	(0.64)%	(0.75)%††
Net expenses (d)	1.85%	1.85%	1.89%††
Expenses (before waiver/reimbursement) (d)	1.85%	1.85%	1.91%††
Portfolio turnover rate	15%	8%	2%
Net assets at end of period (in 000’s)	$63	$61	$24

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Year Ended October 31,		April 1, 2023 through October 31,	Year Ended March 31,
Class I	2025	2024	2023#(a)	2023	2022	2021
Net asset value at beginning of period	$19.20	$15.57	$15.17	$15.94	$13.95	$9.28
Net investment income (loss) (b)	0.09	0.10	0.04	0.07	0.05	0.06
Net realized and unrealized gain (loss)	1.57	3.58	0.36	(0.31)	2.13	4.79
Total from investment operations	1.66	3.68	0.40	(0.24)	2.18	4.85
Less distributions:
From net investment income	(0.10)	(0.04)	—	(0.07)	(0.06)	(0.05)
From net realized gain on investments	(0.19)	(0.01)	—	(0.46)	(0.13)	(0.13)
Total distributions	(0.29)	(0.05)	—	(0.53)	(0.19)	(0.18)
Net asset value at end of period	$20.57	$19.20	$15.57	$15.17	$15.94	$13.95
Total investment return	8.72%(c)	23.74%(c)	2.64%(c)	(1.26)% (d)(e)	15.49% (d)(e)	52.48% (d)(e)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.47%	0.53%	0.40%††	0.51% (f)(g)	0.33% (f)(g)	0.48% (f)(g)
Net expenses	0.74% (h)(i)	0.65%(h)	0.75%††(h)	0.75% (f)(g)	0.75% (f)(g)	0.75% (f)(g)
Expenses (before waiver/reimbursement)	0.74%(h)	0.65%(h)	0.86%††(h)	0.96%(g)	0.88%(g)	1.04%(g)
Portfolio turnover rate	15%	8%	2%	6%(e)	10%(e)	8%(e)
Net assets at end of period (in 000's)	$204,109	$198,445	$96,988	$89,251	$97,068	$81,645

#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2023, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	Based on net asset value as of end of period date.
(e)	Not annualized for periods less than one year.
(f)	The contractual and voluntary expense waiver of the prior Manager are reflected in both the net expense and net investment income (loss) ratios.
(g)	Annualized, with the exception of non-recurring organizational costs.
(h)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(i)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI PineStone U.S. Equity Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,		August 28, 2023^ through October 31,
Class P	2025	2024	2023
Net asset value at beginning of period	$19.20	$15.58	$16.35
Net investment income (loss) (a)	0.11	0.07	0.01
Net realized and unrealized gain (loss)	1.57	3.61	(0.78)
Total from investment operations	1.68	3.68	(0.77)
Less distributions:
From net investment income	(0.11)	(0.05)	—
From net realized gain on investments	(0.19)	(0.01)	—
Total distributions	(0.30)	(0.06)	—
Net asset value at end of period	$20.58	$19.20	$15.58
Total investment return (b)	8.87%	23.69%	(4.71)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.58%	0.36%	0.48%††
Net expenses (d)	0.61%	0.62%	0.66%††
Portfolio turnover rate	15%	8%	2%
Net assets at end of period (in 000’s)	$128,494	$97,236	$24

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class P shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Year Ended October 31,		August 28, 2023^ through October 31,
Class R6	2025	2024	2023
Net asset value at beginning of period	$19.19	$15.57	$16.35
Net investment income (loss) (a)	0.12	0.11	0.00‡
Net realized and unrealized gain (loss)	1.57	3.57	(0.78)
Total from investment operations	1.69	3.68	(0.78)
Less distributions:
From net investment income	(0.11)	(0.05)	—
From net realized gain on investments	(0.19)	(0.01)	—
Total distributions	(0.30)	(0.06)	—
Net asset value at end of period	$20.58	$19.19	$15.57
Total investment return (b)	8.93%	23.71%	(4.77)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.61%	0.60%	0.10%††
Net expenses (d)	0.61%	0.61%	0.63%††
Portfolio turnover rate	15%	8%	2%
Net assets at end of period (in 000’s)	$234,452	$264,686	$105,394

^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI PineStone U.S. Equity Fund

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI PineStone U.S. Equity Fund (the "Fund"), a “non-diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The Fund is successor to the Fiera Capital U.S. Equity Long-Term Quality Fund (the “Predecessor Fund”), which was a series of a different registered investment company for which Fiera Capital, Inc. served as the investment advisor. The financial statements of the Fund reflect the historical results of corresponding shares of the Predecessor Fund through its reorganization on August 28, 2023. Upon completion of the reorganization, the Class A and Class I shares of the Fund assumed the performance, financial and other information of the corresponding shares of the Predecessor Fund. All information provided for periods prior to August 28, 2023, refers to the Predecessor Fund.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	September 30, 2019
Class C	August 28, 2023
Class I	September 30, 2019
Class P	August 28, 2023
Class R6	August 28, 2023
Class A shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C shares convert to Class A shares at the end of the calendar quarter eight years after the date they were purchased. Class P shares are generally only available to investors that have a relationship with PineStone Asset Management Inc. and are invested directly with the Fund. An investment minimum of $5,000,000 for Class P shares applies and no subsequent investment minimum.  Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A shares. Class I, Class R6 and Class P shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek long-term capital appreciation.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring

13

Notes to Financial Statements (continued)
appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which

14	NYLI PineStone U.S. Equity Fund

there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least annually and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
15

Notes to Financial Statements (continued)
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Large Transaction Risks.  From time to time, the Fund may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs. The Fund has adopted procedures designed to mitigate the negative impacts of such large transactions, but there can be no assurance that these procedures will be effective.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. PineStone Asset Management Inc. (“PineStone” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and PineStone, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.55% of the Fund's average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 0.99%; Class C, 1.89%; Class I, 0.74%; Class R6, 0.73% and Class P, 0.74%. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2025, New York Life Investments earned fees from the Fund in the amount of $3,132,270 and waived fees and/or reimbursed expenses in the amount of $882 and paid the Subadvisor fees in the amount of $1,566,135.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the

16	NYLI PineStone U.S. Equity Fund

calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A Plan, the Distributor receives a monthly fee from the Class A shares at an annual rate of 0.25% of the average daily net assets of the Class A shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I, Class R6 and Class P shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A shares during the year ended October 31, 2025, were $4,322.
During the year ended October 31, 2025, the Fund was also advised that the Distributor did not retain any CDSCs on redemptions of any shares within the Fund.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent.  NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$5,798	$—
Class C	152	—
Class I	268,211	—
Class P	4,332	—
Class R6	10,206	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class A	$31,662	0.6%
Class C	31,377	49.5
Class P	32,224	0.0‡
Class R6	32,223	0.0‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of October 31, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$445,361,565	$142,623,490	$(16,120,195)	$126,503,295
17

Notes to Financial Statements (continued)
As of October 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$1,886,455	$4,157,665	$—	$131,646,317	$137,690,437
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments.
During the years ended October 31, 2025 and October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$3,227,171	$752,334
Long-Term Capital Gains	5,662,887	245,853
Total	$8,890,058	$998,187
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2025, purchases and sales of securities, other than short-term securities, were $84,591 and $119,926, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2025 and October 31, 2024, were as follows:
Class A	Shares	Amount
Year ended October 31, 2025:
Shares sold	104,656	$2,055,544
Shares issued to shareholders in reinvestment of distributions	2,340	46,385
Shares redeemed	(24,284)	(483,649)
Net increase (decrease)	82,712	$1,618,280
Year ended October 31, 2024:
Shares sold	141,777	$2,483,155
Shares issued to shareholders in reinvestment of distributions	242	4,062
Shares redeemed	(11,694)	(213,748)
Net increase (decrease)	130,325	$2,273,469

Class C	Shares	Amount
Year ended October 31, 2025:
Shares issued to shareholders in reinvestment of distributions	31	$614
Shares redeemed	(112)	(2,130)
Net increase (decrease)	(81)	$(1,516)
Year ended October 31, 2024:
Shares sold	3,173	$53,900
Shares issued to shareholders in reinvestment of distributions	5	82
Shares redeemed	(1,490)	(25,249)
Net increase (decrease)	1,688	$28,733

18	NYLI PineStone U.S. Equity Fund

Class I	Shares	Amount
Year ended October 31, 2025:
Shares sold	1,404,165	$27,017,918
Shares issued to shareholders in reinvestment of distributions	131,766	2,618,193
Shares redeemed	(1,949,410)	(38,310,667)
Net increase (decrease)	(413,479)	$(8,674,556)
Year ended October 31, 2024:
Shares sold	5,032,163	$90,703,281
Shares issued to shareholders in reinvestment of distributions	16,100	271,130
Shares redeemed	(938,235)	(17,239,103)
Net increase (decrease)	4,110,028	$73,735,308

Class P	Shares	Amount
Year ended October 31, 2025:
Shares sold	1,761,506	$34,750,550
Shares issued to shareholders in reinvestment of distributions	38,098	756,998
Shares redeemed	(622,649)	(12,208,346)
Net increase (decrease)	1,176,955	$23,299,202
Year ended October 31, 2024:
Shares sold	5,192,825	$94,841,799
Shares issued to shareholders in reinvestment of distributions	6	96
Shares redeemed	(129,063)	(2,491,650)
Net increase (decrease)	5,063,768	$92,350,245

Class R6	Shares	Amount
Year ended October 31, 2025:
Shares sold	479,265	$9,481,644
Shares issued to shareholders in reinvestment of distributions	209,522	4,163,207
Shares redeemed	(3,087,840)	(59,979,386)
Net increase (decrease)	(2,399,053)	$(46,334,535)
Year ended October 31, 2024:
Shares sold	9,210,115	$158,557,022
Shares issued to shareholders in reinvestment of distributions	37,254	626,982
Shares redeemed	(2,225,101)	(41,412,145)
Net increase (decrease)	7,022,268	$117,771,859
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
19

Report of Independent Registered Public Accounting Firm
To the Shareholders of Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI PineStone U.S. Equity Fund (the Fund), one of the funds constituting New York Life Investments Funds Trust, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the two-year period then ended, and for the period ended October 31, 2023. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, and the period ended October 31, 2023, in conformity with U.S. generally accepted accounting principles.
The financial highlights for each of the years in the three-year period ended March 31, 2023 were audited by another independent registered public accountant whose report, dated May 26, 2023, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 19, 2025
20	NYLI PineStone U.S. Equity Fund

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years. Accordingly, the Fund paid $5,662,887 as long term capital gain distributions.
For the fiscal period ended October 31, 2025, the Fund designated approximately $3,209,376 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
The dividends paid by the Fund during the fiscal period ended October 31, 2025 should be multiplied by 98.65% to arrive at the amount eligible for the corporate dividend-received deduction.
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2025.
21

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
22

NYLI PineStone Global Equity Fund

Annual Report - Financial Statements and Other Information
October 31, 2025

Portfolio of Investments October 31, 2025†^
	Shares	Value
Common Stocks 99.3%
France 3.4%
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	2,061	$ 1,454,112
India 1.6%
HDFC Bank Ltd., ADR (Banks)	19,370	701,582
Japan 3.1%
Keyence Corp. (Electronic Equipment, Instruments & Components)	3,567	1,327,875
Netherlands 4.0%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	1,642	1,737,643
Switzerland 4.9%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	6,694	1,320,084
Geberit AG (Registered) (Building Products)	1,045	762,243
		2,082,327
Taiwan 9.3%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	13,291	3,993,015
United Kingdom 5.8%
Diageo plc (Beverages)	35,117	807,331
InterContinental Hotels Group plc (Hotels, Restaurants & Leisure)	10,871	1,312,731
Intertek Group plc (Professional Services)	5,656	376,344
		2,496,406
United States 67.2%
Alphabet, Inc., Class A (Interactive Media & Services)	14,126	3,972,090
	Shares	Value

United States (continued)
AutoZone, Inc. (Specialty Retail) (a)	545	$ 2,002,564
Carrier Global Corp. (Building Products)	13,968	830,956
CME Group, Inc. (Capital Markets)	6,019	1,597,984
Copart, Inc. (Commercial Services & Supplies) (a)	20,900	898,909
Graco, Inc. (Machinery)	9,132	746,724
Johnson & Johnson (Pharmaceuticals)	5,454	1,030,097
Mastercard, Inc., Class A (Financial Services)	3,710	2,047,883
Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (a)	712	1,008,399
Microsoft Corp. (Software)	6,081	3,148,803
Moody's Corp. (Capital Markets)	4,485	2,154,146
MSCI, Inc. (Capital Markets)	2,314	1,361,905
Nestle SA (Registered) (Food Products)	11,866	1,133,592
Oracle Corp. (Software)	7,027	1,845,360
Otis Worldwide Corp. (Machinery)	10,662	989,007
PepsiCo, Inc. (Beverages)	5,877	858,571
Sherwin-Williams Co. (The) (Chemicals)	3,630	1,252,132
TJX Cos., Inc. (The) (Specialty Retail)	9,788	1,371,690
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,883	643,157
		28,893,969
Total Common Stocks (Cost $30,537,733)		42,686,929
Total Investments (Cost $30,537,733)	99.3%	42,686,929
Other Assets, Less Liabilities	0.7	316,573
Net Assets	100.0%	$ 43,003,502

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ —	$ 23,327	$ (23,327)	$ —	$ —	$ —	$ 6	$ —	—

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2025†^ (continued)
Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 42,686,929	$ —	$ —	$ 42,686,929

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI PineStone Global Equity Fund

The table below sets forth the diversification of the Fund’s investments by industry.
Industry Diversification
	Value	Percent †^
Banks	$701,582	1.6%
Beverages	1,665,902	3.9
Building Products	1,593,199	3.7
Capital Markets	5,114,035	11.9
Chemicals	1,252,132	2.9
Commercial Services & Supplies	898,909	2.1
Electronic Equipment, Instruments & Components	1,327,875	3.1
Financial Services	2,047,883	4.8
Food Products	1,133,592	2.6
Health Care Providers & Services	643,157	1.5
Hotels, Restaurants & Leisure	1,312,731	3.1
Interactive Media & Services	3,972,090	9.2
Life Sciences Tools & Services	1,008,399	2.3
Machinery	1,735,731	4.0
Pharmaceuticals	1,030,097	2.4
Professional Services	376,344	0.9
Semiconductors & Semiconductor Equipment	5,730,658	13.3
Software	4,994,163	11.6
Specialty Retail	3,374,254	7.9
Textiles, Apparel & Luxury Goods	2,774,196	6.5
	42,686,929	99.3
Other Assets, Less Liabilities	316,573	0.7
Net Assets	$43,003,502	100.0%

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in securities, at value (identified cost $30,537,733)	$42,686,929
Cash	130,342
Cash denominated in foreign currencies (identified cost $20)	19
Due from custodian	110,968
Receivables:
Dividends	159,358
Other assets	41,642
Total assets	43,129,258
Liabilities
Payables:
Investment securities purchased	110,968
Manager (See Note 3)	8,544
Shareholder communication	1,528
Transfer agent (See Note 3)	1,385
Custodian	1,140
Professional fees	441
NYLIFE Distributors (See Note 3)	338
Trustees	70
Accrued expenses	1,342
Total liabilities	125,756
Net assets	$43,003,502
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$1,943
Additional paid-in-capital	27,688,847
27,690,790
Total distributable earnings (loss)	15,312,712
Net assets	$43,003,502
Class A
Net assets applicable to outstanding shares	$1,398,808
Shares of beneficial interest outstanding	63,612
Net asset value per share outstanding	$21.99
Maximum sales charge (5.50% of offering price)	1.28
Maximum offering price per share outstanding	$23.27
Class C
Net assets applicable to outstanding shares	$49,372
Shares of beneficial interest outstanding	2,281
Net asset value and offering price per share outstanding(a)	$21.65
Class I
Net assets applicable to outstanding shares	$35,447,482
Shares of beneficial interest outstanding	1,601,261
Net asset value and offering price per share outstanding	$22.14
Class P
Net assets applicable to outstanding shares	$6,057,320
Shares of beneficial interest outstanding	273,262
Net asset value and offering price per share outstanding	$22.17
Class R6
Net assets applicable to outstanding shares	$50,520
Shares of beneficial interest outstanding	2,281
Net asset value and offering price per share outstanding	$22.15

(a)	The difference between the calculated and stated NAV was caused by rounding.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI PineStone Global Equity Fund

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $32,929)	$518,762
Dividends-affiliated	6,070
Securities lending, net	95
Total income	524,927
Expenses
Manager (See Note 3)	298,878
Professional fees	78,424
Registration	76,733
Custodian	35,453
Transfer agent (See Note 3)	11,093
Distribution/Service—Class A (See Note 3)	2,778
Distribution/Service—Class C (See Note 3)	450
Shareholder communication	3,033
Trustees	992
Miscellaneous	5,693
Total expenses before waiver/reimbursement	513,527
Expense waiver/reimbursement from Manager (See Note 3)	(193,048)
Net expenses	320,479
Net investment income (loss)	204,448
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	3,528,844
Foreign currency transactions	441
Net realized gain (loss)	3,529,285
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	1,781,632
Translation of other assets and liabilities in foreign currencies	6,553
Net change in unrealized appreciation (depreciation)	1,788,185
Net realized and unrealized gain (loss)	5,317,470
Net increase (decrease) in net assets resulting from operations	$5,521,918
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the years ended October 31, 2025 and October 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$204,448	$136,092
Net realized gain (loss)	3,529,285	2,369,822
Net change in unrealized appreciation (depreciation)	1,788,185	3,267,880
Net increase (decrease) in net assets resulting from operations	5,521,918	5,773,794
Distributions to shareholders:
Class A	(60,567)	(5,211)
Class C	(2,552)	(54)
Class I	(1,523,643)	(140,647)
Class P	(1,814)	(139)
Class R6	(2,473)	(152)
Total distributions to shareholders	(1,591,049)	(146,203)
Capital share transactions:
Net proceeds from sales of shares	22,358,135	4,869,975
Net asset value of shares issued to shareholders in reinvestment of distributions	1,442,333	124,320
Cost of shares redeemed	(10,427,380)	(7,548,504)
Increase (decrease) in net assets derived from capital share transactions	13,373,088	(2,554,209)
Net increase (decrease) in net assets	17,303,957	3,073,382
Net Assets
Beginning of year	25,699,545	22,626,163
End of year	$43,003,502	$25,699,545
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI PineStone Global Equity Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,		April 1, 2023 through October 31,	Year Ended March 31,
Class A	2025	2024	2023#(a)	2023	2022	2021
Net asset value at beginning of period	$20.37	$16.47	$16.87	$18.23	$17.05	$11.63
Net investment income (loss) (b)	0.05	0.06	0.03	0.03	0.00‡	0.02
Net realized and unrealized gain (loss)	2.80	3.91	(0.43)	(0.51)	1.83	5.49
Total from investment operations	2.85	3.97	(0.40)	(0.48)	1.83	5.51
Less distributions:
From net investment income	(0.04)	(0.07)	—	(0.03)	(0.01)	(0.03)
From net realized gain on investments	(1.19)	—	—	(0.85)	(0.64)	(0.06)
Total distributions	(1.23)	(0.07)	—	(0.88)	(0.65)	(0.09)
Net asset value at end of period	$21.99	$20.37	$16.47	$16.87	$18.23	$17.05
Total investment return	14.60%(c)	24.19%(c)	(2.37)%(c)	(2.19)% (d)(e)	10.39% (d)(e)	47.37% (d)(e)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.27%	0.33%	0.31%††	0.19% (f)(g)	0.01% (f)(g)	0.10% (f)(g)
Net expenses	1.10%(h)	1.10%(h)	1.13%††(h)	1.15% (f)(g)	1.15% (f)(g)	1.15% (f)(g)
Expenses (before waiver/reimbursement)	1.63%(h)	1.71%(h)	2.28%††(h)	2.26%(g)	1.95%(g)	2.30%(g)
Portfolio turnover rate	35%	19%	7%	11%(e)	25%(e)	16%(e)
Net assets at end of period (in 000's)	$1,399	$1,005	$1,117	$1,104	$1,157	$996

#	The Fund changed its fiscal year end from March 31 to October 31.
‡	Less than one cent per share.
††	Annualized.
(a)	Beginning with the period ended October 31, 2023, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	Based on net asset value as of end of period date.
(e)	Not annualized for periods less than one year.
(f)	The contractual and voluntary expense waiver of the prior Manager are reflected in both the net expense and net investment income (loss) ratios.
(g)	Annualized, with the exception of non-recurring organizational costs.
(h)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Year Ended October 31,		August 28, 2023^ through October 31,
Class C	2025	2024	2023
Net asset value at beginning of period	$20.21	$16.45	$17.59
Net investment income (loss) (a)	(0.13)	(0.13)	(0.02)
Net realized and unrealized gain (loss)	2.76	3.93	(1.12)
Total from investment operations	2.63	3.80	(1.14)
Less distributions:
From net investment income	—	(0.04)	—
From net realized gain on investments	(1.19)	—	—
Total distributions	(1.19)	(0.04)	—
Net asset value at end of period	$21.65	$20.21	$16.45
Total investment return (b)	13.54%	23.12%	(6.48)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.64)%	(0.66)%	(0.71)%††
Net expenses (d)	2.00%	2.00%	2.00%††
Expenses (before waiver/reimbursement) (d)	2.59%	2.73%	2.94%††
Portfolio turnover rate	35%	19%	7%
Net assets at end of period (in 000’s)	$49	$43	$24

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI PineStone Global Equity Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,		April 1, 2023 through October 31,	Year Ended March 31,
Class I	2025	2024	2023#(a)	2023	2022	2021
Net asset value at beginning of period	$20.50	$16.56	$16.93	$18.29	$17.11	$11.66
Net investment income (loss) (b)	0.11	0.10	0.06	0.07	0.05	0.05
Net realized and unrealized gain (loss)	2.80	3.95	(0.43)	(0.50)	1.82	5.52
Total from investment operations	2.91	4.05	(0.37)	(0.43)	1.87	5.57
Less distributions:
From net investment income	(0.08)	(0.11)	—	(0.08)	(0.05)	(0.06)
From net realized gain on investments	(1.19)	—	—	(0.85)	(0.64)	(0.06)
Total distributions	(1.27)	(0.11)	—	(0.93)	(0.69)	(0.12)
Net asset value at end of period	$22.14	$20.50	$16.56	$16.93	$18.29	$17.11
Total investment return	14.86%(c)	24.53%(c)	(2.19)%(c)	(1.92)% (d)(e)	10.58% (d)(e)	47.78% (d)(e)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.56%	0.51%	0.55%††	0.44% (f)(g)	0.26% (f)(g)	0.35% (f)(g)
Net expenses	0.85%(h)	0.85%(h)	0.88%††(h)	0.90% (f)(g)	0.90% (f)(g)	0.90% (f)(g)
Expenses (before waiver/reimbursement)	1.37%(h)	1.49%(h)	2.04%††(h)	2.01%(g)	1.70%(g)	2.05%(g)
Portfolio turnover rate	35%	19%	7%	11%(e)	25%(e)	16%(e)
Net assets at end of period (in 000's)	$35,447	$24,582	$21,438	$27,257	$31,172	$26,361

#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2023, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	Based on net asset value as of end of period date.
(e)	Not annualized for periods less than one year.
(f)	The contractual and voluntary expense waiver of the prior Manager are reflected in both the net expense and net investment income (loss) ratios.
(g)	Annualized, with the exception of non-recurring organizational costs.
(h)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Year Ended October 31,		August 28, 2023^ through October 31,
Class P	2025	2024	2023
Net asset value at beginning of period	$20.51	$16.56	$17.68
Net investment income (loss) (a)	0.11	0.10	0.01
Net realized and unrealized gain (loss)	2.82	3.95	(1.13)
Total from investment operations	2.93	4.05	(1.12)
Less distributions:
From net investment income	(0.08)	(0.10)	—
From net realized gain on investments	(1.19)	—	—
Total distributions	(1.27)	(0.10)	—
Net asset value at end of period	$22.17	$20.51	$16.56
Total investment return (b)	14.91%	24.53%	(6.33)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.56%	0.50%	0.44%††
Net expenses (d)	0.85%	0.85%	0.85%††
Expenses (before waiver/reimbursement) (d)	1.34%	1.47%	1.69%††
Portfolio turnover rate	35%	19%	7%
Net assets at end of period (in 000’s)	$6,057	$29	$24

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class P shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI PineStone Global Equity Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,		August 28, 2023^ through October 31,
Class R6	2025	2024	2023
Net asset value at beginning of period	$20.50	$16.56	$17.68
Net investment income (loss) (a)	0.10	0.11	0.01
Net realized and unrealized gain (loss)	2.82	3.94	(1.13)
Total from investment operations	2.92	4.05	(1.12)
Less distributions:
From net investment income	(0.08)	(0.11)	—
From net realized gain on investments	(1.19)	—	—
Total distributions	(1.27)	(0.11)	—
Net asset value at end of period	$22.15	$20.50	$16.56
Total investment return (b)	14.87%	24.53%	(6.33)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.52%	0.56%	0.45%††
Net expenses (d)	0.84%	0.84%	0.84%††
Expenses (before waiver/reimbursement) (d)	1.35%	1.45%	1.69%††
Portfolio turnover rate	35%	19%	7%
Net assets at end of period (in 000’s)	$51	$40	$24

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI PineStone Global Equity Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The Fund is successor to the Fiera Capital Global Equity Fund (the “Predecessor Fund”), which was a series of a different registered investment company for which Fiera Capital, Inc. served as the investment advisor. The financial statements of the Fund reflect the historical results of corresponding shares of the Predecessor Fund through its reorganization on August 28, 2023. Upon completion of the reorganization, the Class A and Class I shares of the Fund assumed the performance, financial and other information of the corresponding shares of the Predecessor Fund. All information provided for periods prior to August 28, 2023, refers to the Predecessor Fund.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	April 28, 2017
Class C	August 28, 2023
Class I	April 28, 2017
Class P	August 28, 2023
Class R6	August 28, 2023
Class A shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C shares convert to Class A shares at the end of the calendar quarter eight years after the date they were purchased. Class P shares are generally only available to investors that have a relationship with PineStone Asset Management Inc. and are invested directly with the Fund. An investment minimum of $5,000,000 for Class P shares applies and no subsequent investment minimum. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A shares. Class I, Class R6 and Class P shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek capital appreciation.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring

14	NYLI PineStone Global Equity Fund

appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which
15

Notes to Financial Statements (continued)
there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least annually and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.

16	NYLI PineStone Global Equity Fund

(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included on the Statements of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Foreign Securities Risk.  The Fund invests in foreign securities, which carry certain risks in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities,
17

Notes to Financial Statements (continued)
and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(K) Large Transaction Risks.  From time to time, the Fund may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs. The Fund has adopted procedures designed to mitigate the negative impacts of such large transactions, but there can be no assurance that these procedures will be effective.
(L) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. PineStone Asset Management Inc. (“PineStone” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and PineStone, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.80% of the Fund's average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 1.10%; Class C, 2.00%; Class I, 0.85%; Class P, 0.85% and Class R6, 0.84%. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2025, New York Life Investments earned fees from the Fund in the amount of $298,878 and waived fees and/or reimbursed expenses in the amount of $193,048 and paid the Subadvisor fees in the amount of $149,442.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A Plan, the Distributor receives a monthly fee from the Class A shares at an annual rate of 0.25% of the average daily net assets of the Class A shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I, Class R6 and Class P shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

18	NYLI PineStone Global Equity Fund

(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A shares during the year ended October 31, 2025, were $271.
During the year ended October 31, 2025, the Fund was also advised that the Distributor did not retain any CDSCs on redemptions of any shares within the Fund.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent.  NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$349	$—
Class C	109	—
Class I	10,508	—
Class P	126	—
Class R6	1	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class A	$33,506	2.4%
Class C	32,903	66.6
Class P	33,752	0.6
Class R6	33,740	66.8
Note 4-Federal Income Tax
As of October 31, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$30,759,069	$12,597,888	$(670,028)	$11,927,860
As of October 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$216,826	$3,154,803	$—	$11,941,083	$15,312,712
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments.
The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of October 31, 2025 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$(430,883)	$430,883
The reclassifications for the Fund are primarily due to utilizing tax equalization.
During the years ended October 31, 2025 and October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$108,527	$146,203
Long-Term Capital Gains	1,482,522	—
Total	$1,591,049	$146,203
19

Notes to Financial Statements (continued)
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2025, purchases and sales of securities, other than short-term securities, were $24,324 and $12,491, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2025 and October 31, 2024, were as follows:
Class A	Shares	Amount
Year ended October 31, 2025:
Shares sold	23,853	$475,686
Shares issued to shareholders in reinvestment of distributions	3,033	60,567
Shares redeemed	(12,620)	(247,987)
Net increase (decrease)	14,266	$288,266
Year ended October 31, 2024:
Shares sold	50,275	$982,254
Shares issued to shareholders in reinvestment of distributions	293	5,211
Shares redeemed	(22,016)	(430,559)
Net increase (decrease) in shares outstanding before conversion	28,552	556,906
Shares converted from Class A (See Note 1)	(47,018)	(943,182)
Net increase (decrease)	(18,466)	$(386,276)

Class C	Shares	Amount
Year ended October 31, 2025:
Shares issued to shareholders in reinvestment of distributions	129	$2,552
Net increase (decrease)	129	$2,552
Year ended October 31, 2024:
Shares sold	718	$13,099
Shares issued to shareholders in reinvestment of distributions	3	54
Net increase (decrease)	721	$13,153

Class I	Shares	Amount
Year ended October 31, 2025:
Shares sold	840,955	$16,877,168
Shares issued to shareholders in reinvestment of distributions	68,541	1,374,927
Shares redeemed	(507,520)	(10,178,396)
Net increase (decrease)	401,976	$8,073,699
Year ended October 31, 2024:
Shares sold	195,261	$3,706,409
Shares issued to shareholders in reinvestment of distributions	6,653	118,764
Shares redeemed	(344,178)	(6,956,383)
Net increase (decrease) in shares outstanding before conversion	(142,264)	(3,131,210)
Shares converted into Class I (See Note 1)	46,785	943,182
Net increase (decrease)	(95,479)	$(2,188,028)

20	NYLI PineStone Global Equity Fund

Class P	Shares	Amount
Year ended October 31, 2025:
Shares sold	271,740	$5,000,001
Shares issued to shareholders in reinvestment of distributions	90	1,814
Net increase (decrease)	271,830	$5,001,815
Year ended October 31, 2024:
Shares issued to shareholders in reinvestment of distributions	8	$139
Net increase (decrease)	8	$139

Class R6	Shares	Amount
Year ended October 31, 2025:
Shares sold	264	$5,280
Shares issued to shareholders in reinvestment of distributions	123	2,473
Shares redeemed	(47)	(997)
Net increase (decrease)	340	$6,756
Year ended October 31, 2024:
Shares sold	8,423	$168,213
Shares issued to shareholders in reinvestment of distributions	9	152
Shares redeemed	(7,915)	(161,562)
Net increase (decrease)	517	$6,803
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
21

Report of Independent Registered Public Accounting Firm
To the Shareholders of Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI PineStone Global Equity Fund (the Fund), one of the funds constituting New York Life Investments Funds Trust, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the two-year period then ended, and the period ended October 31, 2023. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, and the period ended October 31, 2023, in conformity with U.S. generally accepted accounting principles.
The financial highlights for each of the years in the three-year period ended March 31, 2023 were audited by another independent registered public accountant whose report, dated May 26, 2023, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 19, 2025
22	NYLI PineStone Global Equity Fund

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years. Accordingly, the Fund paid $1,482,522 as long term capital gain distributions.
For the fiscal period ended October 31, 2025, the Fund designated approximately $108,527 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
The dividends paid by the Fund during the fiscal period ended October 31, 2025 should be multiplied by 100.00% to arrive at the amount eligible for the corporate dividend-received deduction.
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2025.
23

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
24

NYLI MacKay Strategic Muni Allocation Fund

Annual Report - Financial Statements and Other Information
October 31, 2025

Portfolio of Investments October 31, 2025†^
	Principal Amount	Value
Municipal Bonds 99.1%
Long-Term Municipal Bonds 94.7%
Alabama 6.2%
Alabama Federal Aid Highway Finance Authority, Revenue Bonds
Series A
5.00%, due 9/1/36	$ 750,000	$ 873,595
Series A
5.00%, due 9/1/37	1,000,000	1,154,683
Alabama Housing Finance Authority, Single-Family Mortgage, Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
5.75%, due 10/1/55	1,480,000	1,614,717
Alabama Housing Finance Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
5.75%, due 4/1/56	1,480,000	1,629,768
Alabama Special Care Facilities Financing Authority, Children's Hospital, Revenue Bonds
Series A
5.00%, due 6/1/41	1,750,000	1,902,334
Baldwin County Industrial Development Authority, Novelis Corp. Project, Revenue Bonds (a)(b)(c)
Series B
4.625%, due 6/1/55	4,420,000	4,469,942
Series A
5.00%, due 6/1/55	2,000,000	2,060,309
Black Belt Energy Gas District, Gas Project No.7, Revenue Bonds
Series C-2
3.57%, due 10/1/52	1,585,000	1,569,703
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series B
3.87%, due 4/1/53	700,000	691,017
Series B-1
4.00%, due 4/1/53 (c)	640,000	650,216
Series D
5.00%, due 11/1/34	3,500,000	3,799,631
Series B
5.00%, due 10/1/35	18,200,000	18,967,680
Series D
5.00%, due 12/1/55 (c)	2,680,000	2,909,519
	Principal Amount	Value

Alabama (continued)
Black Belt Energy Gas District, Gas Project, Revenue Bonds (continued)
Series C-1
5.25%, due 12/1/26	$ 1,850,000	$ 1,884,343
Series B-2
5.25%, due 12/1/53 (c)	7,300,000	7,929,351
Series A
5.25%, due 5/1/55 (c)	1,740,000	1,910,648
Series F
5.50%, due 11/1/53 (c)	1,600,000	1,691,440
Black Belt Energy Gas District, Gas Project No.4, Revenue Bonds
Series A-1
4.00%, due 12/1/49 (c)	1,480,000	1,483,109
Black Belt Energy Gas District, Gas Project No.6, Revenue Bonds
Series B
4.00%, due 10/1/52 (c)	9,575,000	9,641,990
Black Belt Energy Gas District, Revenue Bonds
Series C
5.00%, due 7/1/28	1,625,000	1,701,375
City of Gadsden, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 9/30/41	450,000	489,518
Series A, Insured: BAM
5.00%, due 10/1/43	1,480,000	1,577,984
Energy Southeast, A Cooperative District Energy Supply, Revenue Bonds
Series B
5.00%, due 6/1/27	200,000	204,771
Series B
5.00%, due 6/1/28	685,000	711,194
Series B
5.00%, due 12/1/30	630,000	675,231
Series B
5.25%, due 7/1/54 (c)	4,685,000	5,147,627
Energy Southeast A Cooperative District, Revenue Bonds
Series B
5.00%, due 9/1/33	11,500,000	11,960,118
Prichard Water Works & Sewer Board, Revenue Bonds
2.375%, due 11/1/28 (d)(e)	205,000	133,250

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Alabama (continued)
Southeast Alabama Gas Supply District (The), Revenue Bonds
Series A
5.00%, due 8/1/54 (c)	$ 7,500,000	$ 8,096,296
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series A
5.00%, due 6/1/33	1,000,000	1,098,287
Series A
5.00%, due 6/1/35	1,775,000	1,923,955
Series A
5.00%, due 11/1/35	12,250,000	13,072,610
Series C
5.00%, due 5/1/55 (c)	2,870,000	3,090,681
Series C
5.00%, due 10/1/55 (c)	3,750,000	4,075,330
Series A
5.00%, due 1/1/56 (c)	3,000,000	3,214,058
Series B
5.25%, due 3/1/55 (c)	1,370,000	1,476,422
Southeast Energy Authority A Cooperative District, Project No. 4, Revenue Bonds
Series B-1
5.00%, due 5/1/53 (c)	4,560,000	4,748,246
Southeast Energy Authority A Cooperative District, Project No. 3, Revenue Bonds
Series A-1
5.50%, due 1/1/53 (c)	1,600,000	1,734,640
State of Alabama, Docks Department, Revenue Bonds
Series A, Insured: AG
5.00%, due 10/1/28 (b)	1,000,000	1,031,480
Town of Pike Road, Limited General Obligation
5.00%, due 3/1/40	845,000	914,010
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Revenue Bonds
Series A
5.25%, due 5/1/44 (a)	10,000,000	10,069,605
		143,980,683
	Principal Amount	Value

Alaska 0.7%
Alaska Municipal Bond Bank Authority, Unlimited General Obligation (b)
Series 3
5.25%, due 12/1/39	$ 1,085,000	$ 1,181,717
Series 3
5.25%, due 12/1/41	1,205,000	1,294,807
Series 3
5.25%, due 12/1/42	1,270,000	1,356,380
Series 3
5.25%, due 12/1/43	1,340,000	1,417,051
Alaska Railroad Corp., Revenue Bonds (b)
Insured: AG
5.50%, due 10/1/32	700,000	787,374
Insured: AG
5.50%, due 10/1/34	2,595,000	2,953,554
Insured: AG
5.50%, due 10/1/37	1,000,000	1,120,096
Insured: AG
5.50%, due 10/1/38	3,215,000	3,593,679
Insured: AG
5.50%, due 10/1/41	1,000,000	1,093,297
Insured: AG
5.50%, due 10/1/43	2,000,000	2,140,757
		16,938,712
Arizona 2.5%
Arizona Industrial Development Authority, Ball Charter Schools Project, Revenue Bonds
2.65%, due 7/1/26	20,000	19,827
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/41	1,700,000	1,776,274
Series A
5.00%, due 11/1/43	1,800,000	1,847,307
Arizona Industrial Development Authority, Cottonwood Ranch Apartments LP, Revenue Bonds
5.00%, due 1/1/42 (c)	3,000,000	3,053,918

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Arizona (continued)
Arizona Industrial Development Authority, Glendale Senior Project, Revenue Bonds
Series A, Insured: HUD Sector 8
5.00%, due 10/1/44 (c)	$ 2,000,000	$ 2,012,189
Chandler Industrial Development Authority, Intel Corp. Project, Revenue Bonds (b)(c)
4.00%, due 6/1/49	2,200,000	2,243,742
Series 1
5.00%, due 9/1/42	500,000	508,355
City of Buckeye, Unlimited General Obligation
5.00%, due 7/1/36	1,500,000	1,738,348
City of Goodyear, Water & Sewer, Revenue Bonds, Sub. Lien
Insured: AG
5.00%, due 7/1/42	3,180,000	3,460,614
Insured: AG
5.00%, due 7/1/43	1,825,000	1,967,393
City of Mesa, Utility System, Revenue Bonds, Junior Lien
Series A, Insured: BAM
5.00%, due 7/1/30	1,050,000	1,159,661
City of Mesa, Unlimited General Obligation
5.00%, due 7/1/42	1,500,000	1,641,217
City of Peoria, Unlimited General Obligation
2.00%, due 7/15/34	2,120,000	1,891,300
City of Tucson, Water System, Revenue Bonds
5.00%, due 7/1/44	2,300,000	2,482,948
Glendale Industrial Development Authority, Royal Oaks Life Care Community, Revenue Bonds
4.00%, due 5/15/28	620,000	612,434
Industrial Development Authority of the City of Phoenix Arizona (The), Broadway Farms at Hurley Station Phase I Project, Revenue Bonds
3.10%, due 2/1/59 (c)	1,500,000	1,502,695
	Principal Amount	Value

Arizona (continued)
Industrial Development Authority of the City of Phoenix Arizona (The), Great Hearts Academies Projects, Revenue Bonds
Series A
5.00%, due 7/1/36	$ 1,565,000	$ 1,560,422
Series A
5.00%, due 7/1/46	1,835,000	1,811,300
Industrial Development Authority of the County of Yavapai (The), Arizona Agribusiness and Equine Center, Inc., Revenue Bonds
Series A
5.00%, due 9/1/34 (a)	695,000	695,153
Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/55	2,500,000	2,790,921
Maricopa County Industrial Development Authority, Banner Health, Revenue Bonds
Series A
4.00%, due 1/1/41	6,100,000	5,887,228
Maricopa County Industrial Development Authority, Waste Management, Inc. Project, Revenue Bonds
4.25%, due 12/1/31 (b)(c)	5,000,000	5,041,711
Maricopa County Industrial Development Authority, Verrado Marketplace Project, Revenue Bonds
4.375%, due 5/1/33 (a)	2,500,000	2,463,159
Maricopa County Industrial Development Authority, Banner Health Obligated Group, Revenue Bonds
Series A
5.00%, due 1/1/32	2,000,000	2,048,973
Maricopa County Union High School District No. 210, Phoenix, Project of 2023, Unlimited General Obligation
Series B
5.00%, due 7/1/32	1,000,000	1,147,745
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Arizona (continued)
Pinal County Industrial Development Authority, WOF SW GGP 1 LLC, Revenue Bonds
Series A
5.50%, due 10/1/33 (a)(b)(f)	$ 1,000,000	$ 1,056,704
Salt River Project Agricultural Improvement & Power District, Revenue Bonds
Series A
5.00%, due 1/1/43	1,690,000	1,811,964
Tempe Industrial Development Authority, Friendship Village of Tempe Project, Revenue Bonds
Series B-2
3.50%, due 12/1/30	2,000,000	1,990,879
Tucson Industrial Development Authority, Revenue Bonds
Series A-1, Insured: GNMA
5.50%, due 1/1/56	1,170,000	1,280,118
		57,504,499
Arkansas 0.2%
Arkansas Development Finance Authority, Big River Steel Project, Revenue Bonds
4.50%, due 9/1/49 (a)(b)	1,135,000	1,097,368
Bentonville School District No. 6, Unlimited General Obligation
Series D, Insured: State Aid Withholding
2.00%, due 6/1/35	1,340,000	1,141,713
Little Rock School District, Limited General Obligation
Series A, Insured: AG State Aid Withholding
2.00%, due 2/1/36	2,000,000	1,661,162
		3,900,243
California 7.7%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 7/1/33	1,500,000	1,683,483
Series B
5.00%, due 7/1/38	1,655,000	1,805,595
	Principal Amount	Value

California (continued)
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds (c)
Series C
5.00%, due 8/1/55	$ 7,235,000	$ 7,766,563
Series G
5.00%, due 11/1/55	1,530,000	1,635,306
Series C
5.00%, due 12/1/55	5,580,000	5,981,847
Series C
5.25%, due 1/1/54	10,745,000	11,528,520
Series G-1
5.25%, due 11/1/54	2,000,000	2,149,478
California Community Choice Financing Authority, Revenue Bonds
Series B
5.00%, due 3/1/56 (c)	1,250,000	1,373,178
California Enterprise Development Authority, Campbell Hall Episcopal Project, Revenue Bonds
Series B
3.50%, due 8/1/40	655,000	628,669
Series A
4.00%, due 8/1/40	1,480,000	1,493,976
California Health Facilities Financing Authority, Adventist Health System, Revenue Bonds
Series A
5.00%, due 12/1/35	2,250,000	2,549,086
California Infrastructure & Economic Development Bank, J Paul Getty Trust (The), Revenue Bonds
Series B-2
3.00%, due 10/1/47 (c)	1,035,000	1,036,045
California Infrastructure & Economic Development Bank, Roseville Sustainable Energy Partner LLC, Revenue Bonds
Series A
5.00%, due 7/1/40	2,560,000	2,734,459
California Municipal Finance Authority, Revenue Bonds (c)
Series 1, Class A-1
3.537%, due 2/20/41	6,571,306	6,135,164
Series 2, Class A-1
4.325%, due 11/20/40	2,850,000	2,873,273

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (b)	$ 2,500,000	$ 2,527,804
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 12/31/31 (b)	1,240,000	1,276,343
California Municipal Finance Authority, CHF-Davis I LLC - West Village Student Housing Project, Revenue Bonds
5.00%, due 5/15/43	1,000,000	1,012,122
California Municipal Finance Authority, California Baptist University, Revenue Bonds
Series A
5.125%, due 11/1/40 (a)	250,000	259,462
California Municipal Finance Authority, Palomar Health Obligated Group, Certificate of Participation
Series A, Insured: AG
5.25%, due 11/1/36	1,300,000	1,412,025
California School Finance Authority, Classical Academies Oceanside Project, Revenue Bonds
Series A
4.00%, due 10/1/27 (a)	470,000	472,041
California School Finance Authority, Sonoma County Junior College District Project, Revenue Bonds
Series A
4.00%, due 11/1/41 (a)	240,000	215,205
California School Finance Authority, Classical Academies Project, Revenue Bonds
Series A
5.00%, due 10/1/32 (a)	2,155,000	2,206,012
California State Public Works Board, Various Capital Projects, Revenue Bonds
Series D
5.00%, due 11/1/25	2,575,000	2,575,000
	Principal Amount	Value

California (continued)
California State Public Works Board, Various Capital Project, Revenue Bonds
Series C
5.00%, due 11/1/42	$ 4,740,000	$ 5,299,120
California Statewide Communities Development Authority, Oak Park Apartments Project, Revenue Bonds, Senior Lien
Series H, Insured: FNMA
4.25%, due 9/1/67 (c)	1,000,000	1,040,922
California Statewide Communities Development Authority, Community Infrastructure Program, Special Assessment
Series D
4.75%, due 9/2/33	230,000	236,054
California Statewide Communities Development Authority, Kaiser Foundation Hospitals, Revenue Bonds
Series M
5.00%, due 4/1/38 (c)	1,000,000	1,091,049
California Statewide Financing Authority, TSR Multi-County Special Purpose Trust, Revenue Bonds
Series A
6.00%, due 5/1/43	1,000,000	1,020,938
City of Beaumont, Community Facilities District No. 2021-1, Special Tax
Series 1
5.00%, due 9/1/39	400,000	425,506
City of Corona, Community Facilities District No. 2018-2, Special Tax
Series A
5.00%, due 9/1/29	100,000	106,765
City of Los Angeles, Department of Airports, Revenue Bonds
Series A
4.00%, due 5/15/41 (b)	7,000,000	6,855,719
Series E
5.00%, due 5/15/41	5,760,000	6,539,320
Series A
5.25%, due 5/15/42 (b)	1,395,000	1,526,904
Series A
5.25%, due 5/15/44 (b)	3,150,000	3,391,456
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
City of San Mateo, Community Facilities District No. 2008-1, Special Tax
Series 1, Insured: BAM
5.25%, due 9/1/35	$ 1,000,000	$ 1,136,140
County of Los Angeles Community Facilities District No. 2021-01, Improvement Area No. 1, Special Tax
5.00%, due 9/1/27	100,000	103,745
5.00%, due 9/1/30	175,000	189,102
5.00%, due 9/1/32	175,000	189,116
County of Sacramento, Airport System, Revenue Bonds (b)
Series A
5.00%, due 7/1/36	1,255,000	1,404,312
Series A
5.00%, due 7/1/37	1,895,000	2,101,628
Foothill-De Anza Community College District, Election of 1999, Unlimited General Obligation
Series B, Insured: NATL-RE FGIC
(zero coupon), due 8/1/29	1,045,000	952,884
Los Angeles Department of Water & Power, Water System, Revenue Bonds
Series A
5.00%, due 7/1/28	310,000	325,036
Series B
5.00%, due 7/1/28	525,000	556,155
Series A
5.00%, due 7/1/30	850,000	870,643
Series B
5.00%, due 7/1/30	1,490,000	1,579,535
Series B
5.00%, due 7/1/34	1,750,000	2,030,441
Series A
5.00%, due 7/1/35	555,000	577,956
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series A
5.00%, due 7/1/29	1,000,000	1,080,901
Series D
5.00%, due 7/1/29	1,100,000	1,188,992
Series E
5.00%, due 7/1/29	2,000,000	2,161,803
	Principal Amount	Value

California (continued)
Los Angeles Department of Water & Power, Power System, Revenue Bonds (continued)
Series A
5.00%, due 7/1/30	$ 270,000	$ 288,980
Series C
5.00%, due 7/1/30	2,300,000	2,510,104
Series D
5.00%, due 7/1/30	1,915,000	2,029,059
Series C
5.00%, due 7/1/31	535,000	598,438
Series D
5.00%, due 7/1/32	820,000	883,462
Series E
5.00%, due 7/1/32	655,000	743,616
Series A
5.00%, due 7/1/33	500,000	522,601
Series A
5.00%, due 7/1/33	1,980,000	2,274,403
Series B
5.00%, due 7/1/33	720,000	736,721
Series B
5.00%, due 7/1/33	705,000	707,080
Series B
5.00%, due 7/1/33	420,000	478,769
Series E
5.00%, due 7/1/33	2,750,000	3,158,893
Series A
5.00%, due 7/1/34	1,155,000	1,279,835
Series B
5.00%, due 7/1/34	540,000	573,756
Series B
5.00%, due 7/1/34	460,000	493,070
Series A
5.00%, due 7/1/35	425,000	442,398
Series B
5.00%, due 7/1/35	310,000	328,295
Series B
5.00%, due 7/1/35	680,000	743,638
Series A
5.00%, due 7/1/36	515,000	525,373
Series C
5.00%, due 7/1/36	1,000,000	1,132,570
Series D
5.00%, due 7/1/36	220,000	234,000
Series A
5.00%, due 7/1/37	510,000	510,844

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
Los Angeles Department of Water & Power, Power System, Revenue Bonds (continued)
Series B
5.00%, due 7/1/38	$ 2,195,000	$ 2,421,058
Series A
5.00%, due 7/1/39	275,000	287,553
Series B
5.00%, due 7/1/39	360,000	383,637
Series E
5.00%, due 7/1/39	1,575,000	1,736,776
Series C
5.00%, due 7/1/42	1,500,000	1,617,070
Series C
5.00%, due 7/1/42	3,500,000	3,814,739
Series C
5.00%, due 7/1/45	3,000,000	3,201,770
Series B
5.00%, due 7/1/48	215,000	221,766
Madera Unified School District, Election of 2018, Unlimited General Obligation
4.00%, due 8/1/44	100,000	98,273
Northern California Energy Authority, Revenue Bonds
5.00%, due 8/1/28	1,250,000	1,310,595
Oakland Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 8/1/46	500,000	490,263
Palomar Health, Unlimited General Obligation
Series B
4.00%, due 8/1/33	475,000	442,651
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien (b)
Series B
5.25%, due 7/1/38	1,000,000	1,116,044
Series B
5.25%, due 7/1/41	1,700,000	1,881,498
	Principal Amount	Value

California (continued)
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series (b)
Series C
5.00%, due 5/1/33	$ 6,000,000	$ 6,776,483
Series A
5.00%, due 5/1/39	2,890,000	3,161,250
Series A
5.25%, due 5/1/42	3,960,000	4,270,740
Series A
5.25%, due 5/1/44	2,840,000	3,017,229
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series B
5.25%, due 1/15/44	1,500,000	1,500,681
Series B
5.25%, due 1/15/49	1,000,000	1,000,419
San Joaquin Valley Clean Energy Authority, Revenue Bonds
Series A
5.50%, due 1/1/56 (c)	1,000,000	1,157,006
Santa Clara Unified School District, Election of 2018, Unlimited General Obligation
3.25%, due 7/1/44	850,000	742,101
Saratoga Union School District, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 9/1/26	1,925,000	1,886,389
Southern California Public Power Authority, Apex Power Project, Revenue Bonds
Series A
5.00%, due 7/1/31	720,000	807,382
Southern California Public Power Authority, Southern Transmission System Renewal Project, Revenue Bonds
Series 1-A
5.00%, due 7/1/33	1,240,000	1,428,062
Series 1
5.00%, due 7/1/35	600,000	681,264
Series 1
5.00%, due 7/1/36	400,000	456,185
Series 1-A
5.00%, due 7/1/38	515,000	573,866
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
Southern California Public Power Authority, Southern Transmission System Renewal Project, Revenue Bonds (continued)
Series 2
5.00%, due 7/1/53 (c)	$ 2,000,000	$ 2,117,320
Series 1, Insured: BAM
5.25%, due 7/1/41	2,000,000	2,254,703
		179,363,476
Colorado 3.5%
Adams 12 Five Star Schools, Unlimited General Obligation
Insured: State Aid Withholding
5.25%, due 12/15/42	6,000,000	6,672,332
Arapahoe County School District No. 5, Cherry Creek, Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.00%, due 12/15/26	500,000	493,027
Arista Metropolitan District, Limited General Obligation
Series A, Insured: BAM
5.00%, due 12/1/38	1,500,000	1,650,028
Arkansas River Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/38	2,000,000	2,045,852
Baseline Metropolitan District No. 1, Unlimited General Obligation
Series A, Insured: AG
4.25%, due 12/1/54	1,350,000	1,310,121
Canyons Metropolitan District No. 5, Limited General Obligation
Series A, Insured: BAM
5.00%, due 12/1/49	1,500,000	1,535,098
City & County of Denver, Pledged Excise Tax, Revenue Bonds
Series A
5.00%, due 8/1/44	1,000,000	1,002,350
City & County of Denver, Airport System, Revenue Bonds
Series D
5.75%, due 11/15/41 (b)	1,715,000	1,897,207
	Principal Amount	Value

Colorado (continued)
City of Boulder, Certificate of Participation
5.00%, due 11/1/41	$ 3,280,000	$ 3,621,525
5.00%, due 11/1/42	2,000,000	2,185,047
City of Colorado Springs, Utilities System, Revenue Bonds
Series A
5.00%, due 11/15/40	2,000,000	2,267,209
Colorado Bridge & Tunnel Enterprise, Revenue Bonds
Series A, Insured: AG
5.25%, due 12/1/49	1,000,000	1,069,956
Colorado Educational & Cultural Facilities Authority, Liberty Common School Project, Revenue Bonds
Series A, Insured: BAM Moral Obligation
5.00%, due 1/15/36	355,000	396,637
Series A, Insured: BAM Moral Obligation
5.00%, due 1/15/37	375,000	416,263
Series A, Insured: BAM Moral Obligation
5.00%, due 1/15/38	325,000	358,500
Series A, Insured: BAM Moral Obligation
5.00%, due 1/15/44	1,250,000	1,312,239
Series A, Insured: BAM Moral Obligation
5.00%, due 1/15/49	1,915,000	1,990,950
Colorado Health Facilities Authority, Aberdeen Ridge, Inc. Obligated Group, Revenue Bonds
Series B-3
2.125%, due 5/15/28	250,000	241,589
Colorado Health Facilities Authority, SCL Health System, Revenue Bonds
Series A
4.00%, due 1/1/36	2,340,000	2,388,315
Colorado Health Facilities Authority, AdventHealth Obligated Group, Revenue Bonds
Series A
4.00%, due 11/15/43	3,500,000	3,297,460
Series A-1
5.00%, due 11/15/59 (c)	1,000,000	1,084,695

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Colorado (continued)
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-1
4.00%, due 8/1/44	$ 250,000	$ 226,767
Series A-1, Insured: BAM
5.00%, due 8/1/35	180,000	191,424
Series A
5.00%, due 9/1/35	2,500,000	2,863,803
Series A
5.25%, due 11/1/37	1,450,000	1,599,790
Colorado Health Facilities Authority, Intermountain Healthcare, Inc., Revenue Bonds
Series A
5.00%, due 5/15/31	1,550,000	1,736,913
Colorado Health Facilities Authority, Frasier, Revenue Bonds
Series A
5.00%, due 5/15/38	420,000	443,775
Colorado Housing and Finance Authority, Revenue Bonds
Series J, Class III, Insured: GNMA / FNMA / FHLMC
6.25%, due 5/1/55	1,500,000	1,688,751
Denver City & County School District No. 1, Unlimited General Obligation
Series A, Insured: State Aid Withholding
5.25%, due 12/1/38	4,000,000	4,667,663
Series C, Insured: State Aid Withholding
5.50%, due 12/1/47	1,500,000	1,667,844
E-470 Public Highway Authority, Revenue Bonds
Series B
3.611%, due 9/1/39	1,700,000	1,696,481
E-470 Public Highway Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 9/1/40	1,000,000	1,111,674
Eagle County Airport Terminal Corp., Airport Terminal Project, Revenue Bonds
Series B
5.00%, due 5/1/41 (b)	1,000,000	1,003,682
	Principal Amount	Value

Colorado (continued)
Eagle County Housing & Development Authority, Eagle Villas Project, Revenue Bonds
3.55%, due 12/1/45 (c)	$ 1,000,000	$ 1,005,168
Fiddlers Business Improvement District, Unlimited General Obligation
5.00%, due 12/1/32 (a)	200,000	206,508
Ground Water Management Subdistrict of Central Colorado, Water Conservancy District, Limited General Obligation
Insured: BAM
4.00%, due 12/1/40	250,000	248,966
Gunnison County Housing Authority, Whetstone Housing Project, Revenue Bonds
Insured: BAM
5.00%, due 6/1/37	1,640,000	1,822,115
Insured: BAM
5.00%, due 6/1/41	1,455,000	1,566,795
Jefferson Center Metropolitan District No. 1, Revenue Bonds
Series A-2
4.125%, due 12/1/40	575,000	539,598
Midtown Clear Creek Metropolitan District, Limited General Obligation
Series A, Insured: BAM
5.50%, due 12/1/43	1,200,000	1,319,956
Park Creek Metropolitan District, Revenue Bonds, Senior Lien
Series A, Insured: NATL-RE
5.00%, due 12/1/26	1,300,000	1,323,907
Park Creek Metropolitan District, Westerly Creek District Service Area, Tax Allocation, Senior Lien
Insured: AG
5.00%, due 12/1/42	1,400,000	1,486,755
Parterre Metropolitan District No. 5, Limited General Obligation
Series A
5.875%, due 12/1/45	500,000	523,351
Prairie Center Metropolitan District No. 3, Revenue Bonds
Series A
5.00%, due 12/15/41 (a)	1,615,000	1,618,739
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Colorado (continued)
Ravenna Metropolitan District, Limited General Obligation
Insured: AG
5.00%, due 12/1/38	$ 1,400,000	$ 1,518,540
Insured: AG
5.00%, due 12/1/43	1,750,000	1,832,058
Reata South Metropolitan District, Limited General Obligation
5.375%, due 12/1/37	1,000,000	1,010,854
Regional Transportation District, Certificate of Participation
5.00%, due 6/1/40	1,195,000	1,335,046
STC Metropolitan District No. 2, Limited General Obligation, Senior Lien
Series A-1, Insured: AG
5.00%, due 12/1/29	745,000	801,788
Series A-1, Insured: AG
5.00%, due 12/1/37	1,000,000	1,078,836
Series A-1, Insured: AG
5.00%, due 12/1/40	1,150,000	1,223,789
Sterling Ranch Community Authority Board, Colorado Metropolitan District No. 2, Revenue Bonds
Series A
3.375%, due 12/1/30	999,000	1,019,284
Series A
3.75%, due 12/1/40	500,000	510,296
Town of Castle Rock, Certificate of Participation
5.00%, due 12/1/38	1,000,000	1,135,193
5.25%, due 12/1/43	1,265,000	1,393,188
VDW Metropolitan District No. 2, Limited General Obligation
Series A-2, Insured: BAM
4.00%, due 12/1/45	580,000	542,204
Village Metropolitan District (The), Special Revenue and Limited Property Tax, Limited General Obligation
5.00%, due 12/1/40	1,000,000	1,008,488
		82,206,389
	Principal Amount	Value

Connecticut 0.5%
City of New Haven, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 8/1/31	$ 1,200,000	$ 1,319,348
Connecticut Housing Finance Authority, Revenue Bonds
Series F-1
3.50%, due 11/15/43	725,000	722,338
Connecticut State Health & Educational Facilities Authority, Yale-New Haven Health Obligated Group, Revenue Bonds
Series B
5.00%, due 7/1/49 (c)	2,150,000	2,293,006
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program, Revenue Bonds
Series B-2
5.00%, due 11/15/45 (b)(c)	2,000,000	2,009,836
Hartford Stadium Authority, Stadium Authority Lease, Revenue Bonds
Series A
5.00%, due 2/1/36	230,000	230,189
State of Connecticut, Transportation Infrastructure, Special Tax, Special Tax
Series A
5.25%, due 7/1/40	1,500,000	1,672,222
Series A
5.25%, due 7/1/40	2,500,000	2,821,860
		11,068,799
Delaware 0.8%
Delaware State Economic Development Authority, NRG Energy Project, Revenue Bonds
Series A
4.00%, due 10/1/45 (c)	3,965,000	4,007,848
Delaware State Economic Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue Bonds
Series B
5.00%, due 11/15/38	770,000	797,346
Series B
5.00%, due 11/15/43	3,010,000	3,033,688

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Delaware (continued)
Delaware State Housing Authority, Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
5.50%, due 7/1/55	$ 990,000	$ 1,070,202
Series A, Insured: GNMA / FNMA / FHLMC
5.75%, due 1/1/55	1,560,000	1,689,052
Series C, Insured: GNMA / FNMA / FHLMC
6.00%, due 1/1/56	1,750,000	1,939,088
Delaware State Housing Authority, Revenue Bonds, Senior Lien
Series A, Insured: GNMA / FNMA / FHLMC
5.75%, due 1/1/56	1,990,000	2,180,259
Series B, Insured: GNMA / FNMA / FHLMC
6.00%, due 1/1/56	2,400,000	2,672,269
Town of Bridgeville, Heritage Shores Special Development District, Special Tax
5.25%, due 7/1/44 (a)	650,000	658,009
		18,047,761
District of Columbia 0.6%
District of Columbia Housing Finance Agency, Paxton Project, Revenue Bonds
2.95%, due 9/1/40 (c)	2,250,000	2,249,156
District of Columbia Housing Finance Agency, Lisner Senior Independent Owner LP, Revenue Bonds
5.00%, due 10/1/41 (c)	3,000,000	3,023,030
Metropolitan Washington Airports Authority, Aviation, Revenue Bonds (b)
Series A
5.00%, due 10/1/29	1,000,000	1,075,242
Series A
5.00%, due 10/1/38	2,000,000	2,216,620
Series A
5.25%, due 10/1/40	2,000,000	2,238,306
Series A
5.25%, due 10/1/42	2,000,000	2,191,752
	Principal Amount	Value

District of Columbia (continued)
Metropolitan Washington Airports Authority, Aviation, Revenue Bonds (b) (continued)
Series A
5.50%, due 10/1/44	$ 2,000,000	$ 2,198,228
		15,192,334
Florida 4.5%
Alachua County Health Facilities Authority, Oak Hammock at the University of Florida, Inc. Project, Revenue Bonds
Series B-3
3.625%, due 10/1/30	1,390,000	1,392,484
Ave Maria Stewardship Community District, Phase 4 Master Improvement Project Area, Special Assessment
Series A
4.00%, due 5/1/42	1,500,000	1,366,961
4.50%, due 5/1/33 (a)	150,000	153,832
Capital Projects Finance Authority, PRG - UnionWest Properties LLC, Revenue Bonds, Senior Lien
Series A-1
5.25%, due 6/1/39 (a)	1,875,000	1,946,017
Capital Trust Agency, Inc., Advantage Academy of Hillsborough, Inc., Revenue Bonds
Series A
5.00%, due 12/15/39	500,000	491,246
Capital Trust Authority, Mason Classical Academy, Inc., Revenue Bonds
Series A
5.00%, due 6/1/39 (a)	1,000,000	984,704
CFM Community Development District, Capital Improvement, Special Assessment
2.875%, due 5/1/31	100,000	93,384
Charlotte County Industrial Development Authority, Town & Country Utilities Project, Revenue Bonds
5.125%, due 10/1/35 (b)	580,000	598,968
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida (continued)
City of Gainesville, Utilities System, Revenue Bonds
Series A
5.00%, due 10/1/44	$ 635,000	$ 654,622
City of Hallandale Beach, Unlimited General Obligation
3.00%, due 7/1/35	2,150,000	2,103,886
City of Orlando, Camping World Stadium, Revenue Bonds
Insured: AG
5.00%, due 11/1/38	1,000,000	1,108,314
Insured: AG
5.00%, due 11/1/39	1,000,000	1,098,128
Insured: AG
5.00%, due 11/1/40	2,945,000	3,204,439
Insured: AG
5.25%, due 11/1/42	1,000,000	1,085,440
Insured: AG
5.25%, due 11/1/43	1,000,000	1,075,097
City of Palmetto, Renaissance Arts and Education, Inc., Revenue Bonds
Series A
4.25%, due 6/1/27	75,000	75,496
Series A
5.00%, due 6/1/32	100,000	105,780
Cobblestone Community Development District, Assessment Area Two, Special Assessment
Series 2
3.40%, due 5/1/27 (a)	80,000	79,453
Collier County Educational Facilities Authority, Ave Maria University, Inc., Revenue Bonds
5.00%, due 6/1/29	1,065,000	1,098,092
County of Broward, Revenue Bonds
3.00%, due 10/1/37	2,055,000	1,884,904
County of Lee, Airport, Revenue Bonds (b)
5.00%, due 10/1/35	3,000,000	3,342,496
5.25%, due 10/1/41	2,750,000	2,970,839
5.25%, due 10/1/42	5,250,000	5,617,934
5.25%, due 10/1/44	2,380,000	2,507,452
County of Miami-Dade, Water & Sewer System, Revenue Bonds
Series B
3.00%, due 10/1/34	1,000,000	983,413
	Principal Amount	Value

Florida (continued)
County of Miami-Dade, Seaport Department, Revenue Bonds
Series A-1, Insured: AG
4.00%, due 10/1/39 (b)	$ 2,000,000	$ 2,028,305
County of Miami-Dade, Aviation, Revenue Bonds
Series A
5.00%, due 10/1/35 (b)	1,500,000	1,679,782
County of Pasco, State of Florida Cigarette Tax Revenue, Revenue Bonds
Series A, Insured: AG
5.50%, due 9/1/37	2,040,000	2,317,264
Florida Development Finance Corp., Mater Academy Project, Revenue Bonds
Series A
5.00%, due 6/15/31	515,000	525,764
Florida Development Finance Corp., UF Health Jacksonville Project, Revenue Bonds
Series A
5.00%, due 2/1/33	1,300,000	1,396,661
Florida Municipal Loan Council, Shingle Creek Transit & Utility Community Development District, Special Assessment
4.50%, due 5/1/31 (b)	265,000	269,485
Fort Pierce Utilities Authority, Revenue Bonds
Series A, Insured: AG
5.00%, due 10/1/34	325,000	363,223
Greater Orlando Aviation Authority, Revenue Bonds (b)
Series A
5.00%, due 10/1/42	7,115,000	7,194,156
5.25%, due 10/1/41	1,200,000	1,317,919
5.25%, due 10/1/43	7,080,000	7,634,745
5.25%, due 10/1/45	1,260,000	1,344,201
Hillsborough County Aviation Authority, Tampa International Airport, Revenue Bonds (b)
Series B
5.00%, due 10/1/34	1,565,000	1,780,859
Series B
5.25%, due 10/1/41	1,200,000	1,317,919
Series B
5.25%, due 10/1/44	1,700,000	1,820,664

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida (continued)
Hillsborough County Industrial Development Authority, BayCare Health System, Revenue Bonds
Series C
5.00%, due 11/15/34	$ 2,000,000	$ 2,322,906
Hilltop Point Community Development District, Assessment Area One, Special Assessment
Series 1
4.60%, due 5/1/27	65,000	65,239
Hilltop Point Community Development District, Assessment Area Two, Special Assessment
Series 2
4.75%, due 5/1/27	105,000	105,492
JEA Water & Sewer System, Revenue Bonds
Series A
5.25%, due 10/1/49	2,255,000	2,441,568
Lakewood Ranch Stewardship District, Azario Project, Special Assessment
4.00%, due 5/1/40	580,000	551,552
Lakewood Ranch Stewardship District, Calusa Project, Special Assessment
4.25%, due 5/1/30	1,060,000	1,074,915
Lakewood Ranch Stewardship District, Northeast Sector Project Phase 1B, Special Assessment
5.30%, due 5/1/39	1,295,000	1,322,397
Laurel Road Community Development District, Special Assessment
Series A-2
3.125%, due 5/1/31	400,000	382,556
Lee County Industrial Development Authority, Lee Health System, Inc. Obligated Group, Revenue Bonds
Series A-2
5.00%, due 4/1/33 (c)	1,000,000	1,000,804
Miami-Dade County Housing Finance Authority, Rainbow Village Project, Revenue Bonds
Series B, Insured: HUD Sector 8
3.55%, due 3/1/29 (c)	1,575,000	1,594,502
	Principal Amount	Value

Florida (continued)
Miami-Dade County Housing Finance Authority, Rainbow Village Project, Revenue Bonds (continued)
Series A, Insured: HUD Sector 8 FNMA
4.88%, due 3/1/46	$ 2,000,000	$ 2,010,520
Newfield Community Development District, Special Assessment
5.00%, due 5/1/35	795,000	845,553
Palm Beach County Housing Finance Authority, Everglades Townhomes LP, Revenue Bonds
5.00%, due 2/1/27 (c)	994,000	998,234
Palm Coast Park Community Development District, Sawmill Branch Phase 2, Special Assessment
4.15%, due 5/1/27	100,000	100,249
Pinellas County Housing Finance Authority, Oakhurst Trace, Revenue Bonds
Series A, Insured: FHLMC
4.70%, due 10/1/43	4,170,000	4,247,491
Reunion East Community Development District, Series 2021 Project, Special Assessment
2.85%, due 5/1/31	100,000	93,824
Reunion West Community Development District, Special Assessment
3.00%, due 5/1/36	100,000	92,182
Rolling Hills Community Development District, Special Assessment
Series A-2
3.65%, due 5/1/32	375,000	359,079
Scenic Terrace South Community Development District, Special Assessment
4.50%, due 5/1/42	635,000	608,325
Seminole Improvement District, Revenue Bonds
5.00%, due 10/1/32	250,000	260,059
Southern Groves Community Development District No. 5, 2021 Assessment Area, Special Assessment
2.80%, due 5/1/31	425,000	411,541
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida (continued)
Stillwater Community Development District, 2021 Project, Special Assessment
3.50%, due 6/15/41 (a)	$ 580,000	$ 497,576
Sunbridge Stewardship District, Weslyn Park Project Assessment, Special Assessment
4.60%, due 5/1/32	460,000	472,050
Tampa Bay Water, Revenue Bonds
Series A
5.00%, due 10/1/49	1,820,000	1,929,009
Two Lakes Community Development District, Expansion Area Project, Special Assessment
3.375%, due 12/15/30	1,510,000	1,474,844
3.75%, due 12/15/39	2,990,000	2,749,852
4.00%, due 12/15/49	2,200,000	1,855,047
V-Dana Community Development District, Assessment Area Two-2025 Project, Special Assessment
5.375%, due 5/1/45	250,000	252,400
Verano No. 3 Community Development District, Special Assessment
2.375%, due 5/1/26	10,000	9,905
Village Community Development District No. 11, Special Assessment
4.125%, due 5/1/29	1,000,000	997,596
Village Community Development District No. 13, Phase III, Special Assessment
2.85%, due 5/1/36	1,495,000	1,352,948
Village Community Development District No. 14, Special Assessment
5.125%, due 5/1/37	655,000	684,601
Village Community Development District No. 15, Special Assessment
4.375%, due 5/1/33 (a)	100,000	103,631
Village Community Development District No. 16, Special Assessment
4.875%, due 5/1/45 (g)	1,700,000	1,700,982
	Principal Amount	Value

Florida (continued)
Village Community Development District No. 7, Special Assessment
3.75%, due 5/1/30	$ 2,250,000	$ 2,233,876
Watergrass Community Development District II, Phase 2, Special Assessment
2.50%, due 5/1/31	100,000	92,866
Windward at Lakewood Ranch Community Development District, Phase 2 Project, Special Assessment
3.625%, due 5/1/32	210,000	201,364
Wiregrass II Community Development District, Assessment Area Two, Special Assessment
4.80%, due 5/1/32	100,000	103,198
		104,615,061
Georgia 3.6%
Atlanta Development Authority (The), PRG - CAU Properties LLC Project, Revenue Bonds (a)
Series A
5.00%, due 7/1/35	1,700,000	1,772,546
Series A
5.25%, due 7/1/40	1,000,000	1,024,742
Series A
6.00%, due 7/1/45	1,000,000	1,045,693
Atlanta Urban Redevelopment Agency, Atlanta BeltLine Special Service District, Revenue Bonds
Insured: BAM
2.875%, due 7/1/31 (a)	665,000	647,315
Atlanta Urban Residential Finance Authority, Englewood Multi-Family Apartments Project, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
3.45%, due 2/1/29 (c)	7,850,000	7,921,425
Atlanta Urban Residential Finance Authority, TBG Englewood Senior LP, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 5/1/28 (c)	1,440,000	1,482,661

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Georgia (continued)
City of Atlanta, Department of Aviation, Revenue Bonds (b)
Series B
5.00%, due 7/1/34	$ 450,000	$ 499,528
Series B-1
5.00%, due 7/1/39	3,800,000	4,156,723
County of DeKalb, Water & Sewerage, Revenue Bonds
Series A
5.00%, due 10/1/42	2,980,000	3,271,855
Development Authority of Burke County (The), Oglethorpe Power Corp. Vogtle Project, Revenue Bonds (c)
Series A
3.60%, due 1/1/40	2,565,000	2,605,758
Series E
3.60%, due 11/1/45	1,835,000	1,864,158
Main Street Natural Gas, Inc., Revenue Bonds
Series C
4.00%, due 5/1/52 (c)	3,000,000	3,061,653
Series E-2
4.561%, due 12/1/53	5,000,000	5,182,827
Series A
5.00%, due 6/1/53 (c)	9,000,000	9,545,193
Series B
5.00%, due 7/1/53 (c)	8,000,000	8,577,165
Series D
5.00%, due 4/1/54 (c)	3,250,000	3,528,609
Series E
5.00%, due 5/1/55 (c)	20,120,000	21,863,627
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Revenue Bonds
Series A
5.00%, due 1/1/39	2,000,000	2,059,926
Savannah Georgia Convention Center Authority, Convention Center Hotel, Revenue Bonds
Series A
5.25%, due 6/1/40	1,000,000	1,069,552
	Principal Amount	Value

Georgia (continued)
Walton County Water & Sewer Authority, Walton-Hard Labor Creek Reservoir Water Treatment Facility Project, Revenue Bonds
5.25%, due 2/1/47	$ 1,700,000	$ 1,815,477
		82,996,433
Guam 0.6%
Antonio B Won Pat International Airport Authority, Revenue Bonds (b)
Series A
5.00%, due 10/1/33	200,000	217,043
Series A
5.25%, due 10/1/35	100,000	111,298
Guam Department of Education, John F. Kennedy High School Refunding & Energy Efficiency Project, Certificate of Participation
Series A
4.25%, due 2/1/30	1,500,000	1,504,780
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/34	650,000	715,788
Series A
5.00%, due 10/1/35	1,100,000	1,230,120
Series A
5.00%, due 10/1/38	1,350,000	1,377,437
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	400,000	404,820
Series D
5.00%, due 11/15/27	365,000	365,252
Series D
5.00%, due 11/15/32	1,000,000	1,000,689
Territory of Guam, Revenue Bonds
Series F
4.00%, due 1/1/42	1,790,000	1,710,547
Series G
5.00%, due 1/1/36	1,150,000	1,263,629
Series G
5.25%, due 1/1/39	1,000,000	1,093,961
Territory of Guam, Section 30, Revenue Bonds
Series A
5.00%, due 12/1/32	1,000,000	1,016,394
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Guam (continued)
Territory of Guam, Section 30, Revenue Bonds (continued)
Series A
5.00%, due 12/1/34	$ 1,750,000	$ 1,774,572
		13,786,330
Hawaii 0.2%
Kauai County Community Facilities District No. 2008-1, Kukui'ula Development Project, Special Tax
4.00%, due 5/15/26	80,000	79,906
Kauai County Community Facilities District No. 2008-1, Kukui'Ula Development Project, Special Tax
4.00%, due 5/15/29	440,000	441,853
State of Hawaii, Airports System, Revenue Bonds
Series C
5.00%, due 7/1/42 (b)	4,500,000	4,792,573
		5,314,332
Idaho 0.1%
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds
5.00%, due 9/1/37	1,870,000	1,873,492
Idaho Housing & Finance Association, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
3.15%, due 1/1/26	795,000	794,346
		2,667,838
Illinois 5.9%
Chicago Board of Education, Unlimited General Obligation
Series B
4.00%, due 12/1/37	1,215,000	1,116,857
Series B
4.00%, due 12/1/41	5,750,000	4,892,527
Series B
5.00%, due 12/1/31	1,000,000	1,025,870
Series A
5.00%, due 12/1/33	500,000	507,350
Series B
5.00%, due 12/1/33	1,500,000	1,499,936
Series A, Insured: AG
5.00%, due 12/1/35	500,000	519,215
	Principal Amount	Value

Illinois (continued)
Chicago Board of Education, Unlimited General Obligation (continued)
Series A
5.00%, due 12/1/37	$ 1,085,000	$ 1,075,480
Series D
5.00%, due 12/1/46	2,485,000	2,257,658
Series A, Insured: AMBAC
5.50%, due 12/1/30	710,000	762,322
Chicago Board of Education, Dedicated Capital Improvement, Unlimited General Obligation
Series D
5.00%, due 12/1/31	655,000	662,378
Series H
5.00%, due 12/1/36	500,000	497,707
Series A
7.00%, due 12/1/44	3,000,000	3,007,667
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
6.00%, due 4/1/46	1,000,000	1,010,774
Chicago Board of Education, Project, Unlimited General Obligation
Series C
5.25%, due 12/1/35	450,000	449,995
Series C
5.25%, due 12/1/39	6,900,000	6,804,770
Chicago Midway International Airport, Revenue Bonds, Senior Lien
Series B
5.00%, due 1/1/40	2,800,000	3,099,823
Chicago O'Hare International Airport, General, Revenue Bonds, Senior Lien
Series C
5.00%, due 1/1/36	4,340,000	4,349,827
Series D
5.00%, due 1/1/36	1,000,000	1,105,371
Series D
5.00%, due 1/1/37	1,000,000	1,098,553
Series B
5.00%, due 1/1/39	1,350,000	1,409,488
Chicago O'Hare International Airport, TrIPs Obligated Group, Revenue Bonds
5.00%, due 7/1/48 (b)	3,500,000	3,501,307

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Chicago O'Hare International Airport, Passenger Facility Charge, Revenue Bonds, Senior Lien
Insured: BAM
5.25%, due 1/1/39	$ 1,195,000	$ 1,326,924
Chicago Transit Authority, Revenue Bonds
Series A
5.00%, due 12/1/49	3,500,000	3,611,404
City of Chicago, City Colleges, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 1/1/27	850,000	819,615
City of Chicago, Unlimited General Obligation
Series A
5.00%, due 1/1/32	1,500,000	1,571,413
Series A
5.00%, due 1/1/44	2,000,000	1,902,472
Series A
6.00%, due 1/1/38	2,500,000	2,552,381
City of Chicago, Wastewater Transmission Project, Revenue Bonds, Second Lien
Series A, Insured: AG
5.25%, due 1/1/42	450,000	455,856
City of Joliet, Rock Run Crossing Project, Unlimited General Obligation
Insured: BAM
5.50%, due 12/15/42	2,000,000	2,171,050
City of Joliet, Unlimited General Obligation
Insured: BAM
5.50%, due 12/15/44	1,000,000	1,074,607
City of Marion, STAR Bond District Project Area No. 1, Revenue Bonds
6.375%, due 6/1/45	1,850,000	1,850,451
City of Springfield, Electric, Revenue Bonds, Senior Lien
Insured: BAM
3.00%, due 3/1/38	4,210,000	3,920,253
Fox Lake Public Library District, Unlimited General Obligation
Insured: BAM
3.00%, due 2/1/28	1,175,000	1,161,640
	Principal Amount	Value

Illinois (continued)
Illinois Finance Authority, University of Chicago (The), Revenue Bonds
Series A
4.00%, due 10/1/38	$ 1,540,000	$ 1,540,267
Illinois Finance Authority, Centerpoint Joliet Terminal Railroad Project, Revenue Bonds (a)(b)(c)
4.125%, due 12/1/50	7,250,000	7,249,153
4.80%, due 12/1/43	4,350,000	4,499,861
Illinois Finance Authority, Field Museum of Natural History, Revenue Bonds
4.139%, due 11/1/34	1,000,000	997,766
Illinois Finance Authority, Midwestern University Foundation, Revenue Bonds
Series A
4.25%, due 7/1/41	1,725,000	1,752,708
Illinois Finance Authority, Carle Foundation, Revenue Bonds
Series A
5.00%, due 8/15/34	250,000	275,772
Illinois Finance Authority, Noble Network of Charter Schools, Revenue Bonds
Series A
5.00%, due 9/1/34	500,000	531,346
Series A
5.00%, due 9/1/37	500,000	522,589
Illinois Finance Authority, Clean Water Initiative, Revenue Bonds
Series A
5.00%, due 7/1/42	250,000	273,959
Series A
5.00%, due 7/1/43	1,000,000	1,084,696
Illinois Housing Development Authority, Social Bonds, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
3.00%, due 4/1/51	800,000	786,003
Illinois Housing Development Authority, Congressman Collins, Revenue Bonds
3.15%, due 2/1/29 (c)	3,250,000	3,248,036
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Illinois Housing Development Authority, Heart of Uptown Apartments Project, Revenue Bonds
3.45%, due 12/1/67 (c)	$ 7,000,000	$ 7,020,402
Illinois Housing Development Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.375%, due 10/1/41	755,000	773,231
Series I, Insured: GNMA / FNMA / FHLMC
6.00%, due 10/1/55	2,180,000	2,423,851
Illinois Housing Development Authority, Island Terrace 4% Preservation Associates LP, Revenue Bonds
5.00%, due 2/1/27 (c)	6,000,000	6,025,558
Illinois Housing Development Authority, Lakeview Landing LP, Revenue Bonds
Series A, Insured: HUD Sector 8
5.00%, due 11/1/27 (c)	1,310,000	1,334,511
Illinois Sports Facilities Authority (The), Revenue Bonds
5.00%, due 6/15/30	1,000,000	1,045,300
Illinois State Toll Highway Authority, Revenue Bonds
Series C
5.00%, due 1/1/38	2,395,000	2,397,790
Series C
5.00%, due 1/1/39	1,825,000	1,826,968
Series A
5.00%, due 1/1/40	1,000,000	1,000,908
Series B
5.00%, due 1/1/40	1,000,000	1,001,770
Lake County Consolidated High School District No. 120, Limited General Obligation
Series A
5.50%, due 12/1/38	825,000	913,795
Madison County Community Unit School District No. 7, Unlimited General Obligation
Series D, Insured: BAM
5.00%, due 12/1/25	1,500,000	1,502,023
	Principal Amount	Value

Illinois (continued)
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A
4.00%, due 12/15/42	$ 650,000	$ 611,870
Series A
5.00%, due 12/15/28	2,000,000	2,075,975
Metropolitan Water Reclamation District of Greater Chicago, Green Bond, Unlimited General Obligation
Series E
5.00%, due 12/1/41	1,000,000	1,005,299
Peoria County Community Unit School District No. 323, Limited General Obligation
4.00%, due 4/1/31	1,000,000	996,071
Sales Tax Securitization Corp., Revenue Bonds, Second Lien
Series A, Insured: BAM
5.00%, due 1/1/37	1,285,000	1,362,927
Sales Tax Securitization Corp., Revenue Bonds, Senior Lien
Series A
5.00%, due 1/1/44	3,370,000	3,587,629
Sales Tax Securitization Corp., Revenue Bonds
Series C
5.50%, due 1/1/36	2,000,000	2,129,296
Southwestern Illinois Development Authority, Traid Community Unit School District No. 2 Project, Revenue Bonds
Series B, Insured: BAM
5.50%, due 4/1/45	2,370,000	2,582,394
St. Clair County Community Unit School District No. 187, Unlimited General Obligation
Series A, Insured: AG
5.00%, due 1/1/27	130,000	133,060
Series B, Insured: AG
5.00%, due 1/1/37	225,000	250,751
Series A, Insured: AG
5.00%, due 1/1/39	350,000	382,468
Series A, Insured: AG
5.00%, due 1/1/42	500,000	528,977
Series B, Insured: AG
5.00%, due 1/1/43	250,000	263,562

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
State of Illinois, Unlimited General Obligation
Insured: BAM
4.00%, due 6/1/41	$ 1,040,000	$ 1,014,160
Series D
5.00%, due 11/1/28	1,000,000	1,039,422
5.50%, due 5/1/39	500,000	535,681
Village of Bradley, Unlimited General Obligation
Insured: AG
5.00%, due 12/15/42	700,000	745,017
Insured: AG
5.00%, due 12/15/43	800,000	843,581
Village of Rantoul, Unlimited General Obligation
Insured: AG
5.00%, due 1/1/38	905,000	991,687
Insured: AG
5.00%, due 1/1/44	1,110,000	1,160,995
Will County School District No. 114, Manhattan, Unlimited General Obligation
Insured: BAM
5.25%, due 1/1/39	175,000	194,906
Insured: BAM
5.50%, due 1/1/43	1,825,000	2,010,961
		137,547,893
Indiana 2.1%
Avon Community School Building Corp., First Mortgage Bonds, Revenue Bonds
Insured: State Intercept
5.25%, due 7/15/37	1,000,000	1,129,808
Brownsburg 1999 School Building Corp., Revenue Bonds
Insured: State Intercept
5.50%, due 7/15/42	1,000,000	1,079,251
City of Lafayette, Local Income Tax, Revenue Bonds
Insured: BAM State Intercept
3.00%, due 12/31/33	1,195,000	1,120,061
City of Valparaiso, Pratt Paper LLC, Revenue Bonds
4.50%, due 1/1/34 (a)(b)	1,255,000	1,299,297
	Principal Amount	Value

Indiana (continued)
City of Valparaiso, Pratt Paper LLC Project, Revenue Bonds
4.875%, due 1/1/44 (a)(b)	$ 3,350,000	$ 3,381,265
Greater Clark Building Corp., Revenue Bonds
Series B, Insured: State Intercept
6.00%, due 7/15/40	1,300,000	1,502,832
Series B, Insured: State Intercept
6.00%, due 1/15/43	1,170,000	1,318,981
Indiana Finance Authority, Indiana University Health, Revenue Bonds (c)
Series L
0.70%, due 12/1/46	655,000	652,264
Series D-4
5.00%, due 10/1/57	2,870,000	3,259,272
Series D-3
5.00%, due 10/1/59	2,000,000	2,277,981
Indiana Finance Authority, Indianapolis Power & Light Co. Project, Revenue Bonds (c)
Series B
0.95%, due 12/1/38 (b)	4,525,000	4,472,497
Series A
1.40%, due 8/1/29	250,000	227,587
Indiana Finance Authority, Ohio Valley Electric Corp. Project, Revenue Bonds
Series A
3.00%, due 11/1/30	3,275,000	3,170,617
Indiana Finance Authority, Greenwood Village South Project, Revenue Bonds
Series C-2
3.75%, due 5/15/32	1,000,000	1,002,191
Indiana Finance Authority, Southern Indiana Gas & Electric Co., Revenue Bonds
Series A
4.00%, due 3/1/38 (b)(c)	2,000,000	2,017,548
Indiana Finance Authority, Franciscan Alliance, Inc., Revenue Bonds
Series B
5.00%, due 11/1/41	3,715,000	3,719,511
Indiana Municipal Power Agency, Revenue Bonds
Series A, Insured: AG
5.00%, due 1/1/43	2,756,000	2,963,997
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Revenue Bonds (b)
Series B-2
5.00%, due 1/1/31	$ 2,260,000	$ 2,470,326
Series B-2
5.00%, due 1/1/32	1,765,000	1,956,094
Series B-2
5.00%, due 1/1/37	455,000	507,973
Indianapolis Local Public Improvement Bond Bank, Indiana Public Transportation Corporation Project, Revenue Bonds
Series A
5.00%, due 7/15/38	1,000,000	1,123,918
Series A
5.00%, due 7/15/42	1,650,000	1,779,472
IPS Multi-School Building Corp., Indianapolis Board of School Commissioners, Revenue Bonds
Insured: State Intercept
5.25%, due 7/15/40	1,850,000	2,008,701
Terre Haute Sanitary District, Revenue Bonds
Insured: BAM
5.00%, due 7/1/39	1,670,000	1,828,065
Insured: BAM
5.00%, due 7/1/42	1,000,000	1,063,908
Tri-Creek 2002 High School Building Corp., Revenue Bonds
Insured: State Intercept
5.50%, due 7/15/43	2,000,000	2,176,697
		49,510,114
Iowa 1.4%
City of Des Moines, Unlimited General Obligation
Series D
1.50%, due 6/1/34	1,200,000	973,559
Series D
1.75%, due 6/1/38	540,000	396,788
Series F
2.00%, due 6/1/35	2,375,000	2,023,557
Series F
2.00%, due 6/1/36	2,415,000	2,001,367
	Principal Amount	Value

Iowa (continued)
County of Polk, Unlimited General Obligation
Series A
3.00%, due 6/1/32	$ 2,000,000	$ 2,003,650
County of Polk, Capital Loan Notes, Unlimited General Obligation
Series A
5.00%, due 6/1/26 (b)	1,785,000	1,804,170
Hampton-Dumont Community School District, Revenue Bonds
Insured: AG
6.00%, due 6/1/29	930,000	993,302
Iowa City Community School District, Unlimited General Obligation
2.50%, due 6/1/38	565,000	452,547
2.50%, due 6/1/39	1,035,000	807,354
Insured: BAM
2.50%, due 6/1/39	500,000	410,543
Iowa Finance Authority, Mortgage-Backed Securities Program, Revenue Bonds
Series G, Insured: GNMA / FHLMC
6.25%, due 7/1/54	1,000,000	1,100,694
Iowa Student Loan Liquidity Corp., Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 12/1/29	500,000	526,585
Series B
5.00%, due 12/1/30	615,000	651,509
Series B
5.00%, due 12/1/32	1,450,000	1,564,147
State of Iowa Board of Regents, University of Iowa Health Care's Hospital System, Revenue Bonds
Series A
4.00%, due 9/1/41	7,413,000	7,483,600
Series A
4.125%, due 9/1/42	2,900,000	2,926,000
Series A
4.25%, due 9/1/43	1,750,000	1,767,014
Series A
4.25%, due 9/1/44	2,000,000	2,004,700
Series A
4.375%, due 9/1/45	1,750,000	1,762,024
Waukee Community School District, Unlimited General Obligation
Series B
2.00%, due 6/1/36	1,000,000	828,724

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Iowa (continued)
Waukee Community School District, Unlimited General Obligation (continued)
Series B
2.125%, due 6/1/39	$ 1,000,000	$ 775,419
		33,257,253
Kansas 0.1%
City of Garden City, Sports of the World STAR Bond Project, Revenue Bonds
4.25%, due 6/1/33 (a)	400,000	399,554
City of Manhattan, Unlimited General Obligation
Series A
5.00%, due 11/1/42	1,635,000	1,754,030
		2,153,584
Kentucky 3.9%
Anderson County School District Finance Corp., Revenue Bonds
Insured: State Intercept
4.125%, due 2/1/32	1,015,000	1,061,186
Beechwood Independent School District Finance Corp., Revenue Bonds
Insured: State Intercept
4.00%, due 8/1/31	645,000	666,589
Bullitt County School District Finance Corp., Revenue Bonds
Insured: BAM State Intercept
1.875%, due 12/1/36	970,000	779,297
City of Ashland, Royal Blue Health LLC Obligated Group, Revenue Bonds
Insured: AG
3.00%, due 2/1/40	2,600,000	2,352,898
City of Ashland, Ashland Hospital Corp., Revenue Bonds
Series A
5.00%, due 2/1/40	500,000	500,928
City of Bowling Green, Unlimited General Obligation
Series A, Insured: BAM
2.00%, due 9/1/44	500,000	320,639
	Principal Amount	Value

Kentucky (continued)
City of Henderson, Pratt Paper LLC Project, Revenue Bonds
Series B
3.70%, due 1/1/32 (a)(b)	$ 345,000	$ 347,010
Commonwealth of Kentucky, State Office Building Project, Certificate of Participation
Series A
4.00%, due 4/15/27	1,000,000	1,015,447
County of Boyle, Centre College of Kentucky, Revenue Bonds
5.00%, due 6/1/29	1,000,000	1,030,056
County of Warren, Unlimited General Obligation
Insured: BAM
1.75%, due 12/1/35	695,000	566,490
County of Warren, Bowling Green-Warren County Community Hospital Corp., Revenue Bonds
Series A
4.00%, due 10/1/29	615,000	615,451
Hopkins County School District Finance Corp., School Building, Revenue Bonds
Insured: BAM State Intercept
2.00%, due 2/1/39	1,500,000	1,141,961
Jefferson County Kentucky Capital Projects Corp., Administrative Office of the Courts, Revenue Bonds
Series A, Insured: AG
4.375%, due 6/1/27	1,050,000	1,051,323
Series A, Insured: AG
4.375%, due 6/1/28	1,605,000	1,607,093
Jefferson County School District Finance Corp., Jefferson County Board of Education, Revenue Bonds
Series B, Insured: State Intercept
4.00%, due 7/1/26	4,000,000	4,003,384
Jefferson County School District Finance Corp., Kentucky School Facilities Construction Commission, Revenue Bonds
Series A, Insured: State Intercept
4.50%, due 4/1/32	1,075,000	1,076,983
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Kentucky (continued)
Kenton County Airport Board, Cincinnati/Northern Kentucky International Airport, Revenue Bonds
Series A
5.25%, due 1/1/40 (b)	$ 1,200,000	$ 1,309,979
Kenton County School District Finance Corp., Revenue Bonds
Insured: BAM State Intercept
3.00%, due 2/1/31	2,040,000	2,042,542
Kentucky Bond Development Corp., Lexington Center Corp. Project, Revenue Bonds
Series B
5.00%, due 9/1/27	1,585,000	1,637,487
Kentucky Bond Development Corp., Baptist Healthcare System, Revenue Bonds
Series A, Insured: AG
5.00%, due 8/15/55 (c)	4,200,000	4,776,969
Kentucky Economic Development Finance Authority, Next Generation Information Highway Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/40	2,145,000	2,145,995
Series A
5.00%, due 1/1/45	3,200,000	3,200,834
Kentucky Higher Education Student Loan Corp., Revenue Bonds, Senior Lien
Series A
5.00%, due 6/1/26 (b)	600,000	604,827
Kentucky Municipal Energy Agency, Energy Center I Project, Revenue Bonds
5.00%, due 1/1/41	1,045,000	1,127,632
Insured: AG
5.00%, due 1/1/45	1,000,000	1,055,023
Kentucky Municipal Power Agency, Prairie State Project, Revenue Bonds
Series A
5.00%, due 9/1/35	1,545,000	1,618,493
	Principal Amount	Value

Kentucky (continued)
Kentucky Municipal Power Agency, Revenue Bonds
Series A, Insured: NATL-RE
5.00%, due 9/1/42	$ 1,690,000	$ 1,690,504
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds (c)
Series C
4.00%, due 2/1/50	2,600,000	2,644,545
Series A-1
5.25%, due 4/1/54	2,500,000	2,758,032
Kentucky Public Energy Authority, Revenue Bonds
Series B
5.00%, due 12/1/33	8,500,000	8,872,688
Series B
5.00%, due 1/1/55 (c)	14,455,000	15,710,649
Kentucky Rural Water Finance Corp., Flexible Term Program, Revenue Bonds
Series F
4.00%, due 2/1/27	125,000	125,081
Series F
4.00%, due 2/1/28	130,000	130,094
Series F
4.00%, due 2/1/29	140,000	140,098
Series D, Insured: NATL-RE
4.50%, due 8/1/27	290,000	290,288
Series D, Insured: NATL-RE
4.60%, due 8/1/28	245,000	245,260
Series D, Insured: NATL-RE
4.625%, due 8/1/29	315,000	315,346
Kentucky Rural Water Finance Corp., Revenue Bonds
Series C
4.00%, due 2/1/28	175,000	175,127
Series C
4.00%, due 2/1/29	100,000	100,070
Kentucky State Property & Building Commission, Revenue Bonds
Series A
5.00%, due 11/1/26	2,485,000	2,539,355
Kentucky State Property & Building Commission, Project No. 115, Revenue Bonds
5.00%, due 4/1/29	1,000,000	1,032,655

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Kentucky (continued)
Kentucky Turnpike Authority, Revitalization Projects, Revenue Bonds
Series B
5.00%, due 7/1/28	$ 900,000	$ 955,316
Series B
5.00%, due 7/1/33	2,925,000	2,952,042
Lewis County School District Finance Corp., Revenue Bonds
Insured: BAM State Intercept
2.00%, due 2/1/39	1,600,000	1,218,092
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds
Insured: BAM
3.125%, due 6/1/41	1,000,000	883,839
Louisville and Jefferson County Metropolitan Sewer District, Revenue Bonds
Series A
5.00%, due 5/15/38	1,000,000	1,133,077
Louisville Regional Airport Authority, Revenue Bonds (b)
Series A
5.00%, due 7/1/26	2,325,000	2,331,613
Series A
5.00%, due 7/1/27	1,895,000	1,902,076
Louisville/Jefferson County Metropolitan Government, Louisville Gas and Electric Co., Revenue Bonds
Series A
2.00%, due 10/1/33	1,000,000	872,108
Murray State University, Revenue Bonds
Series A, Insured: BAM State Intercept
3.00%, due 9/1/35	1,230,000	1,180,227
Pulaski County School District Finance Corp., Pulaski County School District, Revenue Bonds
Insured: State Intercept
4.125%, due 6/1/34	1,510,000	1,575,632
	Principal Amount	Value

Kentucky (continued)
University of Kentucky, Revenue Bonds
Series A, Insured: BAM State Intercept
3.00%, due 4/1/39	$ 2,715,000	$ 2,471,879
		91,902,209
Louisiana 0.7%
City of New Orleans, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 12/1/33	1,250,000	1,379,827
City of Shreveport, Unlimited General Obligation
Insured: AG
5.00%, due 3/1/37	625,000	698,408
Greater New Orleans Expressway Commission, Revenue Bonds
Insured: AG
5.00%, due 11/1/42	1,500,000	1,500,000
Jefferson Davis Parish Road Sales Tax District No. 1, Revenue Bonds
Insured: AG
4.00%, due 2/1/26	915,000	916,854
Jefferson Parish Consolidated Sewerage District No. 1, Revenue Bonds
Insured: BAM
4.00%, due 2/1/42	260,000	252,557
Louisiana Housing Corp., Tivoli Place Project, Revenue Bonds
Series A, Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 7/1/26	6,000,000	6,069,381
Louisiana Local Government Environmental Facilities & Community Development Authority, Christwood Project, Revenue Bonds
4.25%, due 11/15/30 (a)	250,000	250,701
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Revenue Bonds
Series B
5.00%, due 5/15/30	4,000,000	4,314,466
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Louisiana (continued)
New Orleans Aviation Board, Louis Armstrong New Orleans International Airport, Revenue Bonds
Series B
5.00%, due 1/1/43 (b)	$ 2,000,000	$ 2,007,768
		17,389,962
Maine 0.5%
Maine Health & Higher Educational Facilities Authority, MaineHealth Obligated Group, Revenue Bonds
Series B, Insured: AG
5.25%, due 7/1/41	5,155,000	5,710,097
Series B, Insured: AG
5.25%, due 7/1/43	2,275,000	2,466,683
Maine Health & Higher Educational Facilities Authority, Northern Light Health Obligated Group, Revenue Bonds
Series C, Insured: AG State Aid Withholding
5.50%, due 7/1/38	1,000,000	1,123,002
Maine State Housing Authority, Revenue Bonds
Series G
1.85%, due 11/15/30	1,000,000	910,922
Maine Turnpike Authority, Revenue Bonds
Insured: AG
5.00%, due 7/1/31	940,000	1,051,985
Insured: AG
5.00%, due 7/1/33	490,000	561,404
		11,824,093
Maryland 0.9%
City of Baltimore, Harbor Point Project, Revenue Bonds
4.50%, due 6/1/33	100,000	102,298
County of Charles, Consolidated Public Improvement, Unlimited General Obligation
1.75%, due 10/1/35	1,000,000	830,664
County of Frederick, Oakdale Lake Linganore Project, Special Tax
3.75%, due 7/1/39	410,000	382,509
	Principal Amount	Value

Maryland (continued)
Maryland Community Development Administration, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
5.00%, due 9/1/42	$ 1,000,000	$ 1,046,388
Maryland Department of Housing & Community Development, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/56	750,000	846,041
Maryland Economic Development Corp., Morgan State University Harper-Tubman Project, Revenue Bonds
Series A, Insured: AG
5.00%, due 7/1/45	1,500,000	1,569,249
Maryland Economic Development Corp., Morgan State University Project, Revenue Bonds
Series A
5.25%, due 7/1/32	465,000	514,066
Maryland Health & Higher Educational Facilities Authority, Meritus Health Issue, Revenue Bonds
Insured: AG
4.25%, due 7/1/39	1,860,000	1,947,295
Insured: AG
4.25%, due 7/1/40	1,015,000	1,049,594
Insured: AG
5.00%, due 7/1/37	3,160,000	3,592,785
Insured: AG
5.00%, due 7/1/41	4,000,000	4,396,206
Maryland Stadium Authority, Baltimore City Public School Construction Financing Fund, Revenue Bonds
Series A, Insured: State Intercept
5.00%, due 5/1/42	1,820,000	1,868,252
Maryland State Transportation Authority, Passenger Facility Charge, Revenue Bonds
Series A
4.00%, due 6/1/29 (b)	335,000	335,070
Maryland Transportation Authority Passenger Facility Charge, Qualified Airport, Revenue Bonds
3.00%, due 6/1/36 (b)	1,500,000	1,367,555

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Maryland (continued)
Montgomery County Housing Opportunities Commission, Revenue Bonds
Series A, Insured: FHA 542(C)
3.85%, due 7/1/34	$ 1,500,000	$ 1,554,249
		21,402,221
Massachusetts 0.7%
Massachusetts Bay Transportation Authority, Sales Tax, Revenue Bonds
Series A
(zero coupon), due 7/1/31	1,000,000	837,143
Massachusetts Bay Transportation Authority, Revenue Bonds, Senior Lien
Series A-1
5.25%, due 7/1/48	2,500,000	2,683,487
Massachusetts Development Finance Agency, Provident Commonwealth Education Resources, Inc., Revenue Bonds
5.00%, due 10/1/30	1,200,000	1,211,751
5.00%, due 10/1/34	1,500,000	1,510,602
Massachusetts Development Finance Agency, Berkshire Retirement Community, Revenue Bonds
5.00%, due 7/1/31	1,250,000	1,251,259
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project, Revenue Bonds
5.00%, due 10/1/34	500,000	497,247
Massachusetts Development Finance Agency, Harvard University, Revenue Bonds
Series A-1
5.00%, due 5/15/55 (c)	3,000,000	3,424,764
Massachusetts Development Finance Agency, Seven Hills Foundation and Affiliates Issue, Revenue Bonds
5.25%, due 9/1/31	1,390,000	1,516,982
5.25%, due 9/1/38	640,000	693,365
Massachusetts Educational Financing Authority, Educational Loan, Revenue Bonds
Series B
2.00%, due 7/1/37 (b)	600,000	498,088
	Principal Amount	Value

Massachusetts (continued)
Massachusetts Housing Finance Agency, Revenue Bonds
Series 222, Insured: GNMA / FNMA / FHLMC
3.00%, due 6/1/51	$ 2,015,000	$ 1,977,944
		16,102,632
Michigan 1.5%
Calhoun County Hospital Finance Authority, Oaklawn Hospital, Revenue Bonds
5.00%, due 2/15/28	240,000	242,943
Charter Township of Emmett, Unlimited General Obligation
Insured: AG
3.00%, due 4/1/34	1,045,000	1,008,431
City of Detroit, Unlimited General Obligation
Series A
5.00%, due 4/1/34	275,000	297,346
5.50%, due 4/1/40	430,000	455,070
Ferndale Public Schools, Unlimited General Obligation
Insured: Q-SBLF
5.00%, due 5/1/42	1,090,000	1,169,940
Four Lakes Special Assessment District, Special Assessment
Insured: AG County Guaranteed
5.00%, due 6/1/40	2,130,000	2,298,639
Grand Blanc Community Schools, Unlimited General Obligation
Insured: Q-SBLF
2.375%, due 11/1/42	1,475,000	1,064,605
Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds, Second Lien
Series C
5.00%, due 7/1/36	810,000	819,561
Great Lakes Water Authority, Water Supply System, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/46	1,000,000	1,005,842
Ida Public Schools, Limited General Obligation
Insured: BAM
5.00%, due 5/1/31	1,235,000	1,329,277
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Michigan (continued)
Michigan Finance Authority, Trinity Health Credit Group, Revenue Bonds
Series MI-3
3.75%, due 12/1/38 (c)	$ 2,000,000	$ 2,067,550
Michigan Finance Authority, Trinity Health Corp., Revenue Bonds
Series MI-2
3.875%, due 12/1/44 (a)(c)	3,440,000	3,442,984
Michigan Finance Authority, Beaumont Health Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/44	1,000,000	1,000,367
Michigan Finance Authority, Universal Learning Academy, Revenue Bonds
6.00%, due 11/1/32	1,250,000	1,281,296
Michigan State Building Authority, Revenue Bonds
Series I
5.00%, due 4/15/41	1,000,000	1,013,755
Michigan State Housing Development Authority, 24 East Ltd. Dividend Housing Association LP, Revenue Bonds
3.625%, due 4/1/42 (c)	1,760,000	1,768,414
Michigan State Housing Development Authority, Traditions of Holland Apartments Ltd. Dividend Housing Association LLC, Revenue Bonds
Insured: FHA 221(D4)
5.00%, due 11/1/26 (c)	2,000,000	2,017,914
Michigan State Housing Development Authority, Revenue Bonds
Series D
6.25%, due 6/1/55	605,000	664,527
Michigan Strategic Fund, I-75 Improvement Project, Revenue Bonds
Insured: AG
4.25%, due 12/31/38 (b)	500,000	500,512
Michigan Strategic Fund, State of Michigan Department of Transportation, Revenue Bonds
5.00%, due 12/31/43 (b)	2,000,000	2,002,938
	Principal Amount	Value

Michigan (continued)
Richmond Community Schools, School Building and Site, Unlimited General Obligation
Series I, Insured: Q-SBLF
4.00%, due 5/1/36	$ 750,000	$ 765,436
State of Michigan, Trunk Line, Revenue Bonds
5.50%, due 11/15/44	2,000,000	2,206,347
Universal Academy, Revenue Bonds
4.00%, due 12/1/40	2,215,000	2,019,816
Wayne County Airport Authority, Detroit Metropolitan Wayne County Airport, Revenue Bonds (b)
Series C
5.00%, due 12/1/39	1,475,000	1,477,515
Series B, Insured: AG
5.50%, due 12/1/40	1,595,000	1,774,318
Wayne County Airport Authority, Revenue Bonds
Series B
5.50%, due 12/1/41 (b)	1,000,000	1,129,430
		34,824,773
Minnesota 0.9%
City of Independence, Global Academy Project, Revenue Bonds
Series A
4.00%, due 7/1/41	280,000	242,112
City of Minneapolis, Unlimited General Obligation
3.00%, due 12/1/33	1,290,000	1,290,493
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds
Series B
5.00%, due 1/1/33 (b)	3,000,000	3,347,057
Minneapolis-St. Paul Metropolitan Airports Commission, Private Activity, Revenue Bonds
Series B
5.00%, due 1/1/35 (b)	1,000,000	1,116,475
Minnesota Housing Finance Agency, Residential Housing, Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
3.50%, due 7/1/50	1,790,000	1,782,686

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Minnesota (continued)
Minnesota Housing Finance Agency, Residential Housing, Revenue Bonds (continued)
Series E, Insured: GNMA / FNMA / FHLMC
4.25%, due 1/1/49	$ 2,445,000	$ 2,465,134
Minnesota Housing Finance Agency, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
3.80%, due 7/1/38 (b)	1,995,000	1,994,928
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	2,400,000	2,710,756
Series U, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	2,310,000	2,598,061
Series F, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/56	1,000,000	1,112,262
Worthington Independent School District No. 518, Unlimited General Obligation
Series A, Insured: SD CRED PROG
3.00%, due 2/1/34	1,210,000	1,207,953
		19,867,917
Mississippi 0.2%
Mississippi Development Bank, Greenwood Leflore Consolidated School District, Revenue Bonds
Insured: BAM
5.00%, due 3/1/38	830,000	899,666
Insured: BAM
5.00%, due 3/1/42	1,380,000	1,449,443
Mississippi Development Bank, Lamar County School District Project, Revenue Bonds
5.25%, due 6/1/44	1,140,000	1,208,361
Mississippi Home Corp., Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
5.00%, due 12/1/39	1,000,000	1,079,720
		4,637,190
	Principal Amount	Value

Missouri 1.7%
City of St. Louis, Airport, Revenue Bonds
Series A, Insured: AG
5.25%, due 7/1/49	$ 1,060,000	$ 1,131,543
County of Phelps, Phelps Health, Revenue Bonds
5.00%, due 12/1/34	1,250,000	1,401,342
5.00%, due 12/1/38	1,825,000	1,980,818
Health & Educational Facilities Authority of the State of Missouri, CoxHealth, Revenue Bonds
Series B
5.00%, due 11/15/38	1,000,000	1,118,005
Series B
5.00%, due 11/15/39	1,000,000	1,107,642
Series B
5.00%, due 11/15/44	1,000,000	1,059,410
Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Revenue Bonds
Series C
5.00%, due 11/15/47	3,070,000	3,113,903
Hickman Mills C-1 School District, Unlimited General Obligation
Series C-1, Insured: BAM
5.75%, due 3/1/42	2,000,000	2,171,686
Kansas City Industrial Development Authority, Airport, Revenue Bonds
Series A
4.00%, due 3/1/40 (b)	1,740,000	1,676,239
Lees Summit Industrial Development Authority, John Knox Village Obligated Group, Revenue Bonds
Series B-2
4.325%, due 8/15/47	390,000	390,182
Missouri Housing Development Commission, First Place Homeownership Loan Program, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
5.75%, due 5/1/56	2,400,000	2,615,977
Series F, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/56	8,000,000	8,873,163
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
29

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Missouri (continued)
Missouri Housing Development Commission, Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
6.50%, due 5/1/54	$ 9,055,000	$ 10,135,565
Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Revenue Bonds
Series A
5.00%, due 12/1/40	1,450,000	1,461,337
Missouri State Environmental Improvement & Energy Resources Authority, Union Electric Co., Revenue Bonds
Series B
2.90%, due 9/1/33	1,500,000	1,402,697
		39,639,509
Montana 0.0% ‡
County of Gallatin, Bozeman Fiber Project, Revenue Bonds (a)
Series A
4.00%, due 10/15/32	650,000	575,442
Series A
4.00%, due 10/15/41	145,000	101,889
		677,331
Nebraska 0.4%
Central Plains Energy Project, Project No. 3, Revenue Bonds
Series A
5.00%, due 9/1/27	1,000,000	1,024,332
Series A
5.00%, due 9/1/29	1,000,000	1,049,941
Nebraska Investment Finance Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
2.15%, due 3/1/31	1,150,000	1,062,182
Nebraska Public Power District, Revenue Bonds
Series D
5.00%, due 1/1/41	2,275,000	2,277,375
Omaha Public Power District, Electric System, Revenue Bonds
Series A
5.00%, due 2/1/42	835,000	858,427
	Principal Amount	Value

Nebraska (continued)
Omaha Public Power District, Nebraska City Station Unit 2, Revenue Bonds
Series A
5.00%, due 2/1/46	$ 700,000	$ 699,917
Series A
5.25%, due 2/1/42	1,500,000	1,501,142
Omaha School District, Unlimited General Obligation
1.75%, due 12/15/35	1,500,000	1,224,570
		9,697,886
Nevada 0.3%
City of Sparks, Special Improvement District No. 1, Special Assessment
5.00%, due 6/1/39	425,000	441,882
County of Washoe, Sierra Pacific Power Co., Revenue Bonds
Series G
3.625%, due 3/1/36 (c)	1,000,000	1,008,291
Henderson Local Improvement District No. T-22, Rainbow Canyon Phase II, Special Assessment
5.00%, due 3/1/26	300,000	301,068
Lyon County School District, Limited General Obligation
Series A, Insured: PSF-GTD
2.40%, due 6/1/35	1,910,000	1,766,655
Reno-Tahoe Airport Authority, Revenue Bonds
Series A
5.25%, due 7/1/39 (b)	725,000	803,541
Sparks Tourism Improvement District No. 1, Legends at Sparks Marina, Revenue Bonds
3.875%, due 6/15/28 (g)	1,000,000	999,701
State of Nevada, Highway Improvement, Revenue Bonds
Series C
3.00%, due 12/1/41	1,000,000	884,173
Tahoe-Douglas Visitors Authority, Revenue Bonds
5.00%, due 7/1/33	500,000	533,884
		6,739,195

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New Hampshire 1.7%
New Hampshire Business Finance Authority, Revenue Bonds
Series 2
3.625%, due 8/20/39	$ 1,787,437	$ 1,711,435
Series 1, Class A
4.168%, due 1/20/41 (c)	2,626,667	2,619,105
Series 4, Class A
4.182%, due 11/20/39 (c)	5,948,372	5,971,639
Series 2, Class A-1
4.216%, due 11/20/42 (c)	12,248,023	12,051,217
Series 2
4.25%, due 7/20/41	1,226,972	1,224,278
New Hampshire Business Finance Authority, Pennichuck Water Works, Inc. Project, Revenue Bonds
Series A
4.00%, due 4/1/30 (b)	365,000	363,158
New Hampshire Business Finance Authority, Sustainable Certificates, Revenue Bonds
Series 3, Class A
4.163%, due 10/1/51	3,572,866	3,520,981
New Hampshire Business Finance Authority, Adventist Health Energy Project, Revenue Bonds
Series C
5.25%, due 7/1/38	175,000	191,783
Series C
5.25%, due 7/1/39	895,000	972,448
Series C
5.25%, due 7/1/40	1,285,000	1,377,388
New Hampshire Health and Education Facilities Authority Act, Trustees of Dartmouth College, Revenue Bonds
Series C
3.30%, due 6/1/38 (c)	1,045,000	1,047,729
New Hampshire Health and Education Facilities Authority Act, Granite Edvance Corp., Revenue Bonds (b)
Series B
5.00%, due 11/1/27	500,000	514,476
Series B
5.00%, due 11/1/28	550,000	574,329
	Principal Amount	Value

New Hampshire (continued)
New Hampshire Housing Finance Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/55	$ 965,000	$ 1,051,721
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 1/1/56	2,900,000	3,299,775
Series C, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/56	3,000,000	3,424,752
		39,916,214
New Jersey 1.2%
City of Atlantic City, Unlimited General Obligation
Series A, Insured: BAM State Aid Withholding
5.00%, due 3/1/42	1,215,000	1,232,281
New Jersey Economic Development Authority, Port Newark Container Terminal LLC, Revenue Bonds
5.00%, due 10/1/37 (b)	1,500,000	1,523,753
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
Series B
5.625%, due 11/15/30 (b)	250,000	250,004
New Jersey Educational Facilities Authority, Princeton University, Revenue Bonds
Series A-2
5.00%, due 7/1/64 (c)	2,750,000	3,202,938
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Senior Lien (b)
Series B
4.25%, due 12/1/45	1,000,000	995,161
Series 1-B
4.50%, due 12/1/45	3,000,000	3,079,619
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series B, Insured: HUD Sector 8
3.50%, due 5/1/29	2,250,000	2,278,883
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
31

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New Jersey (continued)
New Jersey Housing & Mortgage Finance Agency, Single-Family Home Mortgage, Revenue Bonds
Series B
3.80%, due 10/1/32 (b)	$ 1,700,000	$ 1,702,738
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series BB
5.00%, due 6/15/42	10,000,000	10,794,335
Series AA
5.25%, due 6/15/43	2,790,000	2,897,244
New Jersey Turnpike Authority, Revenue Bonds
Series B
5.00%, due 1/1/42	1,000,000	1,078,086
		29,035,042
New Mexico 0.1%
City of Farmington, Public Service Co. of New Mexico, Revenue Bonds
Series B
3.875%, due 6/1/40 (c)	1,800,000	1,823,249
New York 5.4%
Albany Capital Resource Corp., Albany Leadership Charter High School For Girls Project, Revenue Bonds
4.00%, due 6/1/29	215,000	196,968
Albany Capital Resource Corp., Medical Center Hospital Project, Revenue Bonds
Series A
5.00%, due 5/1/38	1,000,000	1,124,067
Series A
5.00%, due 5/1/40	1,500,000	1,657,049
Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds
5.00%, due 1/1/35 (a)(b)	900,000	900,826
Build NYC Resource Corp., TrIPs Obligated Group, Revenue Bonds
5.50%, due 7/1/42 (b)	1,135,000	1,227,258
City of New York, Unlimited General Obligation
Series C-1, Insured: BAM
5.00%, due 9/1/47	1,500,000	1,580,157
	Principal Amount	Value

New York (continued)
City of New York, Unlimited General Obligation (continued)
Series G-1
5.25%, due 2/1/45	$ 1,490,000	$ 1,619,265
Series C
5.25%, due 3/1/47	1,000,000	1,067,554
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A, Insured: AG
4.00%, due 2/15/47	540,000	511,337
Hudson Yards Infrastructure Corp., Revenue Bonds
Series A
5.00%, due 2/15/45	2,880,000	2,915,964
Long Island Power Authority, Revenue Bonds
Series B
3.00%, due 9/1/49 (c)	3,185,000	3,158,682
Metropolitan Transportation Authority, Revenue Bonds
Series B
4.00%, due 11/15/36	750,000	750,981
Series A
5.00%, due 11/15/44	4,000,000	4,222,524
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1
5.00%, due 11/15/29	500,000	505,735
Series A-1
5.00%, due 11/15/32	1,295,000	1,309,269
Monroe County Industrial Development Corp., Rochester Regional Health Project, Revenue Bonds
Series A
4.00%, due 12/1/36	1,800,000	1,796,247
Nassau County Local Economic Assistance Corp., Roosevelt Children's Academy Charter School, Revenue Bonds
Series A
4.00%, due 7/1/33	750,000	760,496
New York City Housing Development Corp., Revenue Bonds
Series C, Insured: HUD Sector 8 FNMA
2.40%, due 8/1/40	1,500,000	1,148,824

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
32	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
New York City Housing Development Corp., Revenue Bonds (continued)
Series F-2
3.40%, due 11/1/64 (c)	$ 1,100,000	$ 1,105,901
Series C-2
3.75%, due 5/1/65 (c)	2,750,000	2,791,789
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Revenue Bonds
Series F-2A, Insured: FHA 542(C)
3.40%, due 11/1/62 (c)	500,000	500,007
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series DD-2
5.00%, due 6/15/40	1,000,000	1,029,842
New York City Municipal Water Finance Authority, New York City Water & Sewer System, Revenue Bonds
Series CC
5.00%, due 6/15/46	1,500,000	1,594,567
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series B-1
5.00%, due 11/1/38	3,000,000	3,001,690
Series F-1
5.00%, due 5/1/42	750,000	763,626
Series B
5.00%, due 5/1/46	2,500,000	2,630,381
Series C
5.25%, due 5/1/48	2,000,000	2,123,316
Series C
5.50%, due 5/1/41	2,000,000	2,264,307
New York City Transitional Finance Authority, Revenue Bonds
Series H-1
5.00%, due 11/1/42	2,500,000	2,725,871
Series H-1
5.00%, due 11/1/46	1,100,000	1,168,201
Series D
5.25%, due 5/1/48	2,750,000	2,946,961
	Principal Amount	Value

New York (continued)
New York Energy Finance Development Corp., Revenue Bonds
5.00%, due 7/1/56 (c)	$ 5,500,000	$ 5,920,159
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds
2.45%, due 9/15/69	500,000	473,313
New York Liberty Development Corp., 4 World Trade Center Project, Revenue Bonds
Series A, Insured: AG-CR
2.75%, due 11/15/41	370,000	297,730
New York Liberty Development Corp., 1 World Trade Center Project, Revenue Bonds
Insured: BAM
4.00%, due 2/15/43	1,500,000	1,476,909
New York Liberty Development Corp., 3 World Trade Center Project, Revenue Bonds (a)
Class 1
5.00%, due 11/15/44	2,445,000	2,444,968
Class 2
5.375%, due 11/15/40	2,000,000	2,000,383
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series E
3.00%, due 3/15/41	250,000	215,012
Series E
4.00%, due 3/15/45	1,950,000	1,868,702
Series B
5.00%, due 2/15/40	5,000	5,210
Series B
5.00%, due 2/15/40	1,295,000	1,325,673
New York State Dormitory Authority, White Plains Hospital Obligated Group, Revenue Bonds
5.00%, due 10/1/34	1,625,000	1,793,445
Insured: AG
5.00%, due 10/1/39	1,500,000	1,634,883
Insured: AG
5.25%, due 10/1/40	1,500,000	1,646,905
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
33

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority, Sales tax, Revenue Bonds
Series E-3
5.00%, due 3/15/41	$ 1,500,000	$ 1,556,167
New York State Dormitory Authority, Roswell Park Cancer Institute Corp. Obligated Group, Revenue Bonds
Series A, Insured: AG
5.25%, due 7/1/41	1,300,000	1,448,192
Series A, Insured: AG
5.25%, due 7/1/45	600,000	645,820
New York State Dormitory Authority, Iona University, Revenue Bonds
Insured: AG
5.50%, due 7/1/43	1,000,000	1,101,729
New York State Environmental Facilities Corp., State of New York State Revolving Fund, Revenue Bonds
Series A
5.00%, due 6/15/33	1,265,000	1,278,400
New York State Housing Finance Agency, Personal Income Tax, Revenue Bonds
Series A-2
3.35%, due 6/15/54 (c)	1,000,000	1,002,298
New York State Housing Finance Agency, Revenue Bonds (c)
Series D-2, Insured: SONYMA
3.375%, due 5/1/65	6,580,000	6,560,514
Series B-2, Insured: SONYMA HUD Sector 8
3.60%, due 11/1/64	2,000,000	2,014,065
New York State Thruway Authority, Revenue Bonds, Junior Lien
Series A
5.00%, due 1/1/41	1,000,000	1,001,077
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (b)
4.00%, due 1/1/36	1,000,000	972,882
4.375%, due 10/1/45	1,250,000	1,170,126
5.00%, due 1/1/29	1,230,000	1,274,669
5.00%, due 1/1/33	1,550,000	1,591,018
	Principal Amount	Value

New York (continued)
New York Transportation Development Corp., John F. kennedy International Airport Project, Revenue Bonds
Series A
5.00%, due 12/1/25 (b)	$ 1,400,000	$ 1,401,588
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
Series A
5.00%, due 7/1/46 (b)	4,000,000	3,988,841
New York Transportation Development Corp., JFK International Airport, Revenue Bonds (b)
Insured: AG-CR
5.25%, due 6/30/37	1,000,000	1,101,102
Insured: AG
5.50%, due 6/30/38	1,580,000	1,774,201
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds
5.50%, due 6/30/41 (b)	1,700,000	1,787,305
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds
Series A
5.00%, due 4/1/36 (b)	865,000	893,525
Onondaga Civic Development Corp., Syracuse University Project, Revenue Bonds
5.00%, due 12/1/40	500,000	561,187
Poland Central School District, Unlimited General Obligation
Insured: BAM State Aid Withholding
2.00%, due 6/15/34	820,000	698,796
Port Authority of New York & New Jersey, Consolidated 234th, Revenue Bonds
Series 234
5.00%, due 8/1/38 (b)	3,500,000	3,748,151
State of New York, Mortgage Agency Homeowner Mortgage, Revenue Bonds (b)
Series 189
3.45%, due 10/1/27	2,950,000	2,944,187

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
34	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
State of New York, Mortgage Agency Homeowner Mortgage, Revenue Bonds (b) (continued)
Series 189
3.50%, due 4/1/28	$ 2,680,000	$ 2,677,696
Series 189
3.50%, due 10/1/28	3,465,000	3,464,941
Series 189
3.60%, due 10/1/29	1,955,000	1,955,035
Town of Colonie, Limited General Obligation
Insured: AG
2.00%, due 3/1/29	985,000	932,534
Town of Plattsburgh, Limited General Obligation
2.00%, due 8/15/34	530,000	452,175
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds, Senior Lien
Series A-2, Insured: AG-CR
2.00%, due 5/15/45 (c)	250,000	240,294
Series C
5.25%, due 11/15/40	1,000,000	1,126,698
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series B-3
5.00%, due 11/15/38	640,000	640,487
Series A-1
5.00%, due 11/15/43	1,600,000	1,741,229
Utility Debt Securitization Authority, Revenue Bonds
5.00%, due 12/15/33	850,000	851,511
		126,801,394
North Carolina 1.7%
City of Fayetteville, Public Works Commission, Revenue Bonds
2.25%, due 3/1/41	3,760,000	2,863,738
County of Alamance, Unlimited General Obligation
2.00%, due 5/1/35	1,500,000	1,313,533
County of Gaston, Unlimited General Obligation
5.00%, due 3/1/39	1,250,000	1,432,033
	Principal Amount	Value

North Carolina (continued)
Greater Asheville Regional Airport Authority, Revenue Bonds
Series A, Insured: AG
5.00%, due 7/1/30 (b)	$ 1,500,000	$ 1,621,040
Nash Health Care Systems, Healthcare Facilities, Revenue Bonds
5.50%, due 2/1/44	500,000	543,234
North Carolina Department of Transportation, I-77 Hot Lanes Project, Revenue Bonds
5.00%, due 12/31/37 (b)	1,125,000	1,125,918
North Carolina Housing Finance Agency, Revenue Bonds
Series 45, Insured: GNMA / FNMA / FHLMC
2.00%, due 7/1/35	1,575,000	1,328,142
Series 55-C, Insured: GNMA / FNMA / FHLMC
3.20%, due 7/1/56 (c)	4,905,000	4,902,959
Series 38-B
3.85%, due 7/1/37	2,510,000	2,511,125
Series 50, Insured: GNMA / FNMA / FHLMC
5.50%, due 1/1/54	905,000	968,386
Series 54-A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/55	990,000	1,104,229
North Carolina Housing Finance Agency, 1998 Trust Agreement, Revenue Bonds
Series 57-A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/56	500,000	563,284
North Carolina Medical Care Commission, EveryAge Obligated Group, Revenue Bonds
Series B
4.00%, due 9/1/34	875,000	874,425
North Carolina Medical Care Commission, Penick Village Obligated Group, Revenue Bonds
Series B-3
4.25%, due 9/1/28	160,000	160,021
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
35

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
North Carolina (continued)
North Carolina Medical Care Commission, Duke University Health System, Revenue Bonds
Series A
5.00%, due 6/1/42	$ 2,320,000	$ 2,505,971
Series B
5.00%, due 6/1/55 (c)	1,530,000	1,679,642
North Carolina State Education Assistance Authority, Revenue Bonds, Senior Lien (b)
Series A
5.50%, due 6/1/30	4,875,000	5,261,427
Series A
5.50%, due 6/1/31	3,250,000	3,555,391
Series A
5.50%, due 6/1/32	3,000,000	3,314,878
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
Insured: AG
5.00%, due 1/1/36	1,545,000	1,627,112
Insured: AG
5.00%, due 1/1/49	1,000,000	1,020,348
		40,276,836
North Dakota 0.3%
City of Grand Forks, Altru Health System, Revenue Bonds
Insured: AG-CR
4.00%, due 12/1/37	310,000	308,615
Series A, Insured: AG
5.00%, due 12/1/30	700,000	757,715
Series A, Insured: AG
5.00%, due 12/1/31	650,000	711,365
Series A, Insured: AG
5.00%, due 12/1/32	800,000	883,923
Series A, Insured: AG
5.00%, due 12/1/33	1,000,000	1,112,178
North Dakota Housing Finance Agency, Revenue Bonds
Series D
6.00%, due 7/1/55	1,000,000	1,113,392
Series C
6.25%, due 1/1/55	985,000	1,099,518
		5,986,706
	Principal Amount	Value

Ohio 1.7%
American Municipal Power, Inc., Meldahl Hydroelectric Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 2/15/41	$ 925,000	$ 919,695
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bonds
Series A
5.00%, due 2/15/41	3,550,000	3,571,318
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 6/1/48	1,000,000	709,643
City of Norwood, Rockwood Exchange Project, Tax Allocation
4.375%, due 12/1/30	640,000	645,468
City of Toledo, Various Purpose Improvement, Limited General Obligation
Insured: AG
5.25%, due 12/1/35	1,000,000	1,133,203
Insured: AG
5.25%, due 12/1/37	750,000	839,269
City of Upper Arlington, Various Purpose, Limited General Obligation
5.75%, due 12/1/38	700,000	701,530
Cloverleaf Local School District, Certificate of Participation
Insured: BAM
5.375%, due 12/1/37	750,000	793,213
Columbus Regional Airport Authority, John Glenn Columbus International Airport, Revenue Bonds
Series A
5.25%, due 1/1/42 (b)	3,000,000	3,205,639
Euclid City School District, Classroom Facilities & School Improvement, Unlimited General Obligation
Series A, Insured: SD CRED PROG
5.25%, due 1/15/44	2,000,000	2,009,374
Forest Hills Local School District, Unlimited General Obligation
5.00%, due 12/1/44	490,000	490,024

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
36	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Ohio (continued)
JobsOhio Beverage System, Statewide, Revenue Bonds, Senior Lien
Series A
5.00%, due 1/1/38 (g)	$ 9,875,000	$ 11,443,690
Ohio Air Quality Development Authority, American Electric Power Co. Project, Revenue Bonds
Series B
2.50%, due 11/1/42 (b)(c)	1,000,000	953,208
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Revenue Bonds
Series D
2.875%, due 2/1/26	250,000	249,403
Series A
3.25%, due 9/1/29	2,000,000	1,970,844
Ohio Air Quality Development Authority, American Electric Power Co., Inc., Revenue Bonds (b)
Series D
3.70%, due 10/1/28	2,000,000	2,000,967
Series A
3.75%, due 1/1/29	1,000,000	1,002,967
Ohio Air Quality Development Authority, Pratt Paper LLC Project, Revenue Bonds (a)(b)
3.75%, due 1/15/28	520,000	521,697
4.25%, due 1/15/38	1,000,000	1,003,030
4.50%, due 1/15/48	750,000	698,887
Ohio Housing Finance Agency, Revenue Bonds
Series B
3.00%, due 9/1/39	505,000	452,245
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/56	1,490,000	1,649,153
Series B, Insured: GNMA / FNMA / FHLMC
6.50%, due 3/1/56	1,000,000	1,143,459
State of Ohio, Portsmouth Bypass Project, Revenue Bonds
Insured: AG
5.00%, due 12/31/35 (b)	1,000,000	1,001,396
		39,109,322
	Principal Amount	Value

Oklahoma 0.3%
Carter County Public Facilities Authority, Carter County Independent School District No. 19 Ardmore, Revenue Bonds
5.00%, due 9/1/32	$ 1,070,000	$ 1,111,981
Oklahoma Housing Finance Agency, Homeownership Loan Program, Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
6.50%, due 3/1/56	3,485,000	3,955,425
Tulsa Municipal Airport Trust Trustees, American Airlines, Inc., Revenue Bonds
6.25%, due 12/1/35 (b)	1,000,000	1,154,170
		6,221,576
Oregon 1.3%
City of Portland, Sewer System, Revenue Bonds, Second Lien
Series A
5.00%, due 12/1/47	1,000,000	1,053,516
City of Redmond, Airport Expansion Projects, Limited General Obligation (b)
Series A
5.00%, due 6/1/36	1,485,000	1,631,250
Series A
5.25%, due 6/1/42	1,395,000	1,493,049
County of Clackamas, Limited General Obligation
1.875%, due 6/1/39	1,070,000	799,892
Multnomah County School District No. 1J, Portland Public Schools, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 6/15/37	2,000,000	1,872,650
Oregon State Lottery, Revenue Bonds
Series A
5.00%, due 4/1/38	1,250,000	1,435,703
Series A
5.00%, due 4/1/40	2,500,000	2,807,825
Port of Portland, Airport, Revenue Bonds (b)
Series 30-A
5.25%, due 7/1/44	8,000,000	8,500,915
Series 29
5.50%, due 7/1/48	500,000	532,662
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
37

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Oregon (continued)
Salem Hospital Facility Authority, Salem Health Projects, Revenue Bonds
Series A
4.00%, due 5/15/41	$ 1,000,000	$ 980,324
State of Oregon, Article XI-H Pollution Control, Unlimited General Obligation
Series D
5.00%, due 5/1/40	860,000	970,423
State of Oregon, Articles XI-M, XI-N, XI-P State Projects, Unlimited General Obligation
Series C
5.00%, due 6/1/41	1,750,000	1,957,227
State of Oregon, Article XI-Q State Projects, Unlimited General Obligation
Series A
5.25%, due 5/1/45	2,500,000	2,764,141
State of Oregon Housing & Community Services Department, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/54	1,075,000	1,193,292
Washington & Clackamas Counties School District No. 23J, Tigard-Tualatin, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/43	2,500,000	2,736,109
		30,728,978
Pennsylvania 2.7%
Adams County General Authority, Brethren Home Community Project (The), Revenue Bonds
Series B-1
3.90%, due 6/1/30	2,250,000	2,234,226
Allegheny County Airport Authority, Pittsburgh International Airport, Revenue Bonds (b)
Series A, Insured: AG
5.00%, due 1/1/33	1,480,000	1,646,205
Series A, Insured: AG
5.00%, due 1/1/35	2,500,000	2,811,248
	Principal Amount	Value

Pennsylvania (continued)
Allegheny County Airport Authority, Revenue Bonds (b)
Series A, Insured: AG
5.50%, due 1/1/42	$ 2,000,000	$ 2,163,791
Series A, Insured: AG
5.50%, due 1/1/43	1,500,000	1,611,094
Allentown Neighborhood Improvement Zone Development Authority, City Center Project, Revenue Bonds (a)
5.00%, due 5/1/27	170,000	172,702
5.00%, due 5/1/32	220,000	224,092
5.00%, due 5/1/42	1,175,000	1,201,254
5.50%, due 5/1/32	1,250,000	1,355,467
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds
6.00%, due 5/1/42 (a)	500,000	523,188
Bucks County Industrial Development Authority, Grand View Hospital Project, Revenue Bonds
5.00%, due 7/1/34	300,000	319,356
5.00%, due 7/1/35	300,000	317,589
Chester County Industrial Development Authority, Collegium Charter School Project, Revenue Bonds
5.00%, due 10/15/32 (a)	250,000	253,297
Chester County Industrial Development Authority, Renaissance Academy Charter School, Revenue Bonds
5.00%, due 10/1/34 (a)	705,000	748,588
Chester County Industrial Development Authority, Collegium Charter School, Revenue Bonds
Series A
5.125%, due 10/15/37	2,000,000	1,960,113
Coatesville School District, Limited General Obligation
Insured: BAM State Aid Withholding
5.25%, due 11/15/37	5,000,000	5,357,040
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
Insured: AG
4.00%, due 6/1/39	1,000,000	993,576

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
38	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Pennsylvania (continued)
County of Allegheny, Unlimited General Obligation
Series C-76
5.00%, due 11/1/41	$ 1,000,000	$ 1,006,597
Cumberland Valley School District, Limited General Obligation
Series A, Insured: AG State Aid Withholding
5.00%, due 11/15/44	1,275,000	1,341,600
Dauphin County General Authority, Harrisburg University Science Technology Project (The), Revenue Bonds
5.00%, due 10/15/30 (a)	1,000,000	875,202
Doylestown Hospital Authority, Doylestown Hospital Obligated Group, Revenue Bonds
5.00%, due 7/1/31 (a)	250,000	265,878
Geisinger Authority, Geisinger Health System, Revenue Bonds
Series A
4.00%, due 6/1/41	4,400,000	4,263,915
Indiana County Industrial Development Authority, Foundation for Indiana University of Pennsylvania (The), Revenue Bonds
Insured: BAM
5.00%, due 5/1/29	250,000	263,754
Northampton County General Purpose Authority, St. Luke's University Health Network, Revenue Bonds
Series A-2
5.00%, due 8/15/34	1,300,000	1,462,007
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds (b)
5.25%, due 6/30/36	2,000,000	2,171,680
5.50%, due 6/30/37	250,000	272,805
5.50%, due 6/30/38	500,000	540,161
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Senior Lien (b)
Series 1-A
5.00%, due 6/1/29	1,550,000	1,626,591
Series 1-A
5.00%, due 6/1/31	1,900,000	2,022,066
	Principal Amount	Value

Pennsylvania (continued)
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Senior Lien (b) (continued)
Series 1-A
5.00%, due 6/1/33	$ 1,190,000	$ 1,283,141
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Revenue Bonds
5.00%, due 8/15/34	1,000,000	1,153,719
Pennsylvania Housing Finance Agency, Single Family Mortgage, Revenue Bonds
Series 137
3.00%, due 10/1/51	1,645,000	1,607,079
Pennsylvania Housing Finance Agency, Darby Townhouses, Revenue Bonds
Insured: FNMA
4.90%, due 6/1/41	500,000	531,329
Pennsylvania Housing Finance Agency, Revenue Bonds
Series 145-A
6.00%, due 10/1/54	965,000	1,047,418
Pennsylvania Turnpike Commission, Revenue Bonds
Series B
5.25%, due 12/1/47	2,500,000	2,667,308
Series A
5.50%, due 12/1/46	1,155,000	1,172,150
Philadelphia Authority for Industrial Development, Frankford Valley Foundation for Literacy, Revenue Bonds
4.50%, due 6/15/29 (a)	400,000	402,187
Philadelphia Authority for Industrial Development, Philadelphia Performing Arts Charter School Project, Revenue Bonds
5.00%, due 6/15/30 (a)	435,000	443,839
Philadelphia Gas Works Co., Revenue Bonds
Series 14
5.00%, due 10/1/30	1,680,000	1,708,637
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
39

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Pennsylvania (continued)
Philadelphia Housing Authority, PHADC Acquisition Program, Revenue Bonds
Series A
5.00%, due 3/1/37	$ 3,415,000	$ 3,747,704
Series A
5.00%, due 3/1/43	3,000,000	3,097,603
Series A
5.25%, due 3/1/40	1,005,000	1,096,563
Series A
5.25%, due 3/1/41	2,000,000	2,160,309
Pittsburgh Water & Sewer Authority, Revenue Bonds, First Lien
Series A, Insured: AG
5.00%, due 9/1/35	1,200,000	1,351,167
		63,475,235
Puerto Rico 3.2%
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	6,725,058	4,304,037
(zero coupon), due 11/1/51	20,534,965	13,886,770
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/35	563,717	554,216
Series A-1
4.00%, due 7/1/41	6,059,081	5,566,935
Series A-1
4.00%, due 7/1/46	710,000	627,507
Series A-1
5.625%, due 7/1/27	625,000	642,670
Series A-1
5.75%, due 7/1/31	291,000	322,838
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	4,282,701	4,173,460
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (a)
Series A
4.00%, due 7/1/42	2,760,000	2,521,220
Series A
4.00%, due 7/1/42	600,000	546,155
Series A
5.00%, due 7/1/33	1,000,000	1,049,751
Series A
5.00%, due 7/1/35	3,000,000	3,105,151
	Principal Amount	Value

Puerto Rico (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (a) (continued)
Series A
5.00%, due 7/1/47	$ 1,000,000	$ 982,436
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds (a)
Series B
4.00%, due 7/1/42	7,685,000	7,020,137
Series B
5.00%, due 7/1/28	1,000,000	1,024,525
Puerto Rico Electric Power Authority, Revenue Bonds
Series VV, Insured: NATL-RE
5.25%, due 7/1/35	500,000	501,708
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-2
4.329%, due 7/1/40	22,551,000	21,893,492
Series A-1
4.55%, due 7/1/40	4,355,000	4,325,215
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.329%, due 7/1/40	556,000	539,789
		73,588,012
Rhode Island 2.2%
City of Providence, Unlimited General Obligation
Series A, Insured: AG
3.625%, due 1/15/29	975,000	975,606
Series A, Insured: AG
3.75%, due 1/15/30	2,010,000	2,011,368
Series A, Insured: AG
3.75%, due 1/15/32	1,000,000	1,000,499
Providence Redevelopment Agency, Port Providence Lease, Revenue Bonds
Series A, Insured: AG
5.00%, due 4/1/26	1,680,000	1,682,838
Rhode Island Health and Educational Building Corp., Town of Smithfield, Revenue Bonds
Series H, Insured: AG-CR
3.00%, due 5/15/38	1,000,000	898,713

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
40	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Rhode Island (continued)
Rhode Island Health and Educational Building Corp., City of Pawtucket, Revenue Bonds
Series B, Insured: BAM
3.00%, due 5/15/39	$ 2,350,000	$ 2,141,546
Series C, Insured: MUN GOVT GTD
4.00%, due 5/15/26	415,000	415,295
Rhode Island Health and Educational Building Corp., City of East Providence, Revenue Bonds
Series B, Insured: MUN GOVT GTD
3.625%, due 5/15/32	1,000,000	1,000,199
Rhode Island Health and Educational Building Corp., Town of Coventry, Revenue Bonds
Series B, Insured: AG MUN GOVT GTD
3.75%, due 5/15/28	600,000	600,204
Series B, Insured: AG MUN GOVT GTD
4.00%, due 5/15/33	1,000,000	1,000,559
Rhode Island Health and Educational Building Corp., Providence Public Building Authority, Revenue Bonds
Series B, Insured: AG State Appropriations
4.00%, due 5/15/30	1,500,000	1,501,220
Rhode Island Health and Educational Building Corp., City of Cranston, Revenue Bonds
Series B, Insured: BAM MUN GOVT GTD
4.00%, due 5/15/30	1,170,000	1,170,952
Rhode Island Health and Educational Building Corp., University of Rhode Island, Revenue Bonds
Series A, Insured: BAM
4.00%, due 9/15/42	2,000,000	1,994,863
Rhode Island Health and Educational Building Corp., Exeter-West Greenwich Regional School District, Revenue Bonds
Series B, Insured: State Aid Withholding
4.50%, due 5/15/39	1,150,000	1,213,691
	Principal Amount	Value

Rhode Island (continued)
Rhode Island Health and Educational Building Corp., Higher Education Facility, Revenue Bonds
Series A, Insured: AG
5.00%, due 9/15/30	$ 2,500,000	$ 2,504,064
Rhode Island Health and Educational Building Corp., Town of Johnston, Revenue Bonds
Series F
5.00%, due 5/15/34	1,045,000	1,175,183
Rhode Island Health and Educational Building Corp., PRG - RI Properties LLC, Revenue Bonds
Series A, Insured: AG
5.00%, due 7/1/37	375,000	410,135
Series A, Insured: AG
5.00%, due 7/1/45	1,500,000	1,543,067
Rhode Island Health and Educational Building Corp., Public Schools Financing Program, Revenue Bonds
Series F
5.50%, due 5/15/47	1,500,000	1,612,532
Rhode Island Housing & Mortgage Finance Corp., Multi-Family Development, Revenue Bonds
Series 3-B, Insured: FHA
3.40%, due 10/1/29	1,000,000	1,000,105
Series A
5.00%, due 10/1/30	215,000	215,529
Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity, Revenue Bonds
Series 82-A, Insured: GNMA
3.80%, due 4/1/35	1,420,000	1,434,165
Series 80-A, Insured: GNMA
4.15%, due 10/1/38	1,150,000	1,168,516
Series 79-A, Insured: GNMA
4.40%, due 10/1/38	1,500,000	1,541,831
Series 82-A, Insured: GNMA
5.00%, due 10/1/41	1,215,000	1,298,593
Rhode Island Infrastructure Bank, City of Pawtucket Water Supply Board, Revenue Bonds
Insured: NATL-RE
5.00%, due 10/1/28	1,730,000	1,732,689
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
41

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Rhode Island (continued)
Rhode Island Student Loan Authority, Revenue Bonds, Senior Lien (b)
Series A
4.125%, due 12/1/43	$ 1,425,000	$ 1,384,201
Series B
4.125%, due 12/1/43	2,500,000	2,414,268
Series A
5.00%, due 12/1/44	3,500,000	3,546,827
State of Rhode Island, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 5/1/31	2,000,000	2,002,704
Series A, Insured: BAM
3.00%, due 5/1/32	2,000,000	2,002,005
State of Rhode Island, Plantations, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 5/1/36	1,000,000	962,537
State of Rhode Island, Eleanor Slater Hospital Project, Certificate of Participation
Series B
4.00%, due 11/1/32	1,000,000	1,031,101
Town of Bristol, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 8/1/38	1,200,000	1,125,438
Series A, Insured: BAM
3.50%, due 8/1/31	865,000	879,118
Town of Cumberland, Unlimited General Obligation
Series A, Insured: State Aid Withholding
4.625%, due 11/1/31	500,000	500,647
Town of Hopkinton, Unlimited General Obligation
4.375%, due 8/15/31	300,000	300,097
Town of Johnston, Unlimited General Obligation
Series A
3.45%, due 6/1/29	1,020,000	1,020,147
Series A
3.70%, due 6/1/33	1,020,000	1,020,267
	Principal Amount	Value

Rhode Island (continued)
Town of West Greenwich, Unlimited General Obligation
Series A, Insured: BAM State Aid Withholding
3.00%, due 8/15/26	$ 600,000	$ 599,679
		52,032,998
South Carolina 1.1%
Charleston County Airport District, Revenue Bonds
Series A
5.25%, due 7/1/43 (b)	1,215,000	1,295,225
City of Goose Creek, Carnes Crossroads Improvement District, Special Assessment
5.00%, due 10/1/35 (a)	405,000	421,166
Patriots Energy Group Financing Agency, Revenue Bonds
Series B-2
4.788%, due 2/1/54	6,000,000	6,269,344
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group, Revenue Bonds
Series A, Insured: AG-CR
4.00%, due 11/1/42	1,400,000	1,397,438
South Carolina Jobs-Economic Development Authority, Foothill Affordable Housing Foundation, Revenue Bonds
4.00%, due 3/1/62 (c)	1,300,000	1,331,432
South Carolina Jobs-Economic Development Authority, Beaufort Memorial Hospital & South of Broad Healthcare Project, Revenue Bonds
5.00%, due 11/15/29	315,000	330,256
5.00%, due 11/15/33	685,000	730,888
South Carolina Public Service Authority, Santee Cooper, Revenue Bonds
Series B, Insured: AG
5.00%, due 12/1/40	2,335,000	2,577,447
Series B
5.00%, due 12/1/43	4,000,000	4,234,096
Series B
5.00%, due 12/1/46	1,500,000	1,567,128

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
42	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
South Carolina (continued)
South Carolina Public Service Authority, Revenue Bonds
Series A
5.00%, due 12/1/44	$ 1,000,000	$ 1,053,412
South Carolina State Housing Finance & Development Authority, Revenue Bonds
Series B
2.00%, due 7/1/35	950,000	784,807
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	1,585,000	1,802,373
Series B, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	1,725,000	1,971,772
		25,766,784
South Dakota 0.3%
South Dakota Health & Educational Facilities Authority, Sanford Obligated Group, Revenue Bonds
Series C-2
5.00%, due 11/1/51 (c)	2,500,000	2,752,326
South Dakota Housing Development Authority, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/55	1,245,000	1,394,466
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/56	1,000,000	1,113,881
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 11/1/55	1,000,000	1,139,939
		6,400,612
Tennessee 1.7%
Chattanooga Health Educational & Housing Facility Board, CDFI Phase I LLC, Revenue Bonds
5.00%, due 10/1/35	820,000	820,292
Chattanooga Health Educational & Housing Facility Board, Erlanger Health Obligated Group, Revenue Bonds
Insured: BAM
5.00%, due 12/1/36	5,555,000	6,187,478
	Principal Amount	Value

Tennessee (continued)
County of Knox, Unlimited General Obligation
Series B
2.80%, due 6/1/31	$ 1,000,000	$ 992,652
Health Educational and Housing Facility Board of the City of Memphis (The), Strategies LP, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 7/1/27 (c)	500,000	506,045
Health Educational and Housing Facility Board of the City of Memphis (The), Strategies II LP, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 7/1/27 (c)	500,000	506,045
Knox County Health Educational & Housing Facility Board, Revenue Bonds
4.05%, due 12/1/27 (c)	3,000,000	3,030,958
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Northview Project, Revenue Bonds
Series B
3.60%, due 2/1/45 (c)	8,000,000	8,095,061
Metropolitan Nashville Airport Authority (The), Revenue Bonds
Series B
5.00%, due 7/1/36 (b)	3,500,000	3,706,066
Shelby County Health Educational & Housing Facilities Board, Methodist Le Bonheur Healthcare, Revenue Bonds
Series A, Insured: AG
5.00%, due 6/1/35	5,000,000	5,602,829
Shelby County Health Educational & Housing Facilities Board, Baptist Memorial Health Care, Revenue Bonds
Series B
5.00%, due 9/1/44 (c)	2,000,000	2,155,597
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
43

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Tennessee (continued)
Shelby County Health Educational & Housing Facilities Board, Baptist Memorial Health Care Obligated Group, Revenue Bonds
Series B
5.00%, due 9/1/49 (c)	$ 2,300,000	$ 2,435,079
Tennessee Energy Acquisition Corp., Revenue Bonds
Series A
5.00%, due 12/1/35	3,700,000	4,030,452
Tennessee Housing Development Agency, Residential Finance Program, Revenue Bonds
Series 4
2.00%, due 7/1/35	860,000	711,265
Series 1
2.05%, due 7/1/36	2,500,000	2,094,072
		40,873,891
Texas 8.8%
Alamito Public Facility Corp., EP Salazar LP, Revenue Bonds
Insured: HUD Sector 8
5.00%, due 8/1/44 (c)	1,000,000	1,004,131
Allen Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/45	2,250,000	2,389,401
Arlington Higher Education Finance Corp., Harmony Public Schools, Revenue Bonds
Insured: PSF-GTD
4.00%, due 2/15/44	1,000,000	961,580
Arlington Higher Education Finance Corp., Great Hearts America - Texas, Revenue Bonds
Series A
4.25%, due 8/15/34	500,000	502,311
Arlington Higher Education Finance Corp., Trinity Basin Preparatory, Inc., Revenue Bonds
Insured: PSF-GTD
5.00%, due 8/15/41	1,115,000	1,205,645
Austin Community College District, Limited General Obligation
5.00%, due 8/1/39	2,000,000	2,220,847
	Principal Amount	Value

Texas (continued)
Barbers Hill Independent School District, Unlimited General Obligation
Insured: PSF-GTD
4.00%, due 2/15/41	$ 1,000,000	$ 1,003,084
Brazos Higher Education Authority, Inc., Revenue Bonds, Senior Lien
Series 1-A
5.00%, due 4/1/32 (b)	1,000,000	1,077,120
Central Texas Regional Mobility Authority, Capital Appreciation, Revenue Bonds
(zero coupon), due 1/1/27	1,900,000	1,828,107
Central Texas Regional Mobility Authority, Revenue Bonds
Series C
5.00%, due 1/1/27	1,145,000	1,148,129
Central Texas Turnpike System, Revenue Bonds, Second Tier
Series C
5.00%, due 8/15/34	1,150,000	1,323,901
Central Texas Turnpike System, Revenue Bonds, First Tier
Series A
5.00%, due 8/15/39	1,185,000	1,261,642
Series B
5.00%, due 8/15/42 (c)	1,700,000	1,825,529
City of Amarillo, Limited General Obligation
2.00%, due 2/15/41	1,000,000	732,595
City of Arlington, Special Tax, Special Tax, Senior Lien
Series A, Insured: AG
5.00%, due 2/15/43	250,000	255,093
City of Bryan, Limited General Obligation
2.00%, due 8/15/32	1,060,000	961,735
City of Celina, The Lakes at Mustang Ranch Public Improvement Distric Major Improvement Area & Phases 2-7 Project, Special Assessment
Insured: AG
5.00%, due 9/1/34	400,000	437,200
Insured: AG
5.00%, due 9/1/35	330,000	358,655
Insured: AG
5.00%, due 9/1/39	700,000	749,666

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
44	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
City of Celina, The Lakes at Mustang Ranch Public Improvement Distric Major Improvement Area & Phases 2-7 Project, Special Assessment (continued)
Insured: AG
5.00%, due 9/1/45	$ 1,750,000	$ 1,800,142
City of College Station, Limited General Obligation
2.00%, due 2/15/36	1,000,000	837,023
City of Corpus Christi, Utility System, Revenue Bonds, Senior Lien
5.00%, due 7/15/28	1,000,000	1,061,555
5.00%, due 7/15/31	1,000,000	1,121,537
5.00%, due 7/15/32	1,000,000	1,136,537
Insured: AG
5.00%, due 7/15/34	1,000,000	1,163,073
City of Dallas, Limited General Obligation
Series B
5.00%, due 2/15/26	1,000,000	1,006,201
Series B
5.00%, due 2/15/26	2,110,000	2,123,084
Series B
5.00%, due 2/15/27	1,000,000	1,029,826
City of Galveston, Wharves & Terminal, Revenue Bonds, First Lien (b)
Series A
5.25%, due 8/1/39	850,000	907,784
Series A
5.50%, due 8/1/42	385,000	410,570
City of Greenville, Waterworks & Sewer System, Revenue Bonds
Insured: AG
5.00%, due 2/15/41	1,245,000	1,328,459
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series C
2.50%, due 11/15/40	2,000,000	1,588,720
Series A
5.00%, due 11/15/26	1,000,000	1,023,468
City of Houston, Hotel Occupancy Tax & Special Tax, Revenue Bonds
5.00%, due 9/1/28	365,000	387,919
	Principal Amount	Value

Texas (continued)
City of Houston, Airport System, Revenue Bonds (b)
Series A
5.25%, due 7/1/38	$ 1,400,000	$ 1,567,766
Series A
5.25%, due 7/1/40	2,000,000	2,194,256
Series A, Insured: AG
5.25%, due 7/1/41	1,000,000	1,077,512
Series A
5.25%, due 7/1/41	2,000,000	2,171,594
City of Houston, United Airlines, Inc., Revenue Bonds
Series B
5.50%, due 7/15/38 (b)	1,000,000	1,086,562
City of Kyle, 6 Creeks Public Improvement District Improvement Area No. 1 Project, Special Assessment
3.00%, due 9/1/30 (a)	525,000	477,933
City of Lavon, Trails of Lavon Public Improvement District Projects, Special Assessment
5.75%, due 9/15/45 (a)	875,000	902,870
City of Rowlett, Bayside Public Improvement District North Improvement Area Project, Special Assessment
5.75%, due 9/15/36	169,000	169,533
Comal County Water Control & Improvement District No. 6, Unlimited General Obligation
Insured: AG
4.00%, due 9/1/43	1,615,000	1,495,271
County of Denton, Green Meadows Public Improvement District Area No. 1, Special Assessment
4.50%, due 12/31/35 (a)	1,000,000	1,036,914
Cypress-Fairbanks Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
2.25%, due 2/15/41	2,000,000	1,541,172
Dallas College, Unlimited General Obligation
3.00%, due 2/15/28	1,575,000	1,575,792
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
45

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Dallas Fort Worth International Airport, Revenue Bonds
Series A
4.00%, due 11/1/46	$ 250,000	$ 239,653
Series B
5.00%, due 11/1/36	1,000,000	1,117,073
Series A-1
5.25%, due 11/1/40 (b)	7,500,000	8,294,378
Series A-1
5.25%, due 11/1/41 (b)	5,000,000	5,475,507
Dallas Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.00%, due 2/15/42	1,500,000	1,060,231
Del Valle Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.00%, due 6/15/39	2,000,000	1,569,399
Denton Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/37	4,000,000	4,130,396
El Paso County Hospital District, Limited General Obligation
5.00%, due 8/15/28	1,000,000	1,023,238
El Paso County Hospital District, Revenue Bonds
Insured: BAM
5.00%, due 2/15/34	780,000	882,656
Forney Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/39	625,000	705,615
Insured: PSF-GTD
5.25%, due 8/15/42	750,000	839,123
Fort Bend County Municipal Utility District No. 142, Unlimited General Obligation
Insured: AG
2.50%, due 9/1/39	1,630,000	1,275,977
Fort Bend County Municipal Utility District No. 167, Unlimited General Obligation
Insured: AG
3.00%, due 9/1/32	215,000	206,744
	Principal Amount	Value

Texas (continued)
Fort Bend Independent School District, Unlimited General Obligation
Series B, Insured: PSF-GTD
4.00%, due 8/1/54 (c)	$ 2,130,000	$ 2,166,330
FW Chaparral PFC, Chaparral Ranch Project, Revenue Bonds
4.00%, due 10/1/35	2,970,000	2,956,318
Grant Road Public Utility District, Unlimited General Obligation
Series A, Insured: BAM
3.375%, due 10/1/34	300,000	294,264
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Obligated Group, Revenue Bonds
Series B
5.00%, due 7/1/34	3,720,000	4,306,876
Harris County Municipal Utility District No. 423, Unlimited General Obligation
Series A, Insured: BAM
7.25%, due 4/1/26	300,000	304,963
Series A, Insured: BAM
7.25%, due 4/1/27	300,000	316,377
Harris County Municipal Utility District No. 449, Unlimited General Obligation
Insured: AG
2.50%, due 9/1/37	390,000	324,708
Harris County Municipal Utility District No. 468, Unlimited General Obligation
Insured: NATL-RE
3.00%, due 9/1/38	170,000	145,178
Harris County Municipal Utility District No. 489, Unlimited General Obligation
Series A, Insured: AG
6.50%, due 9/1/29	800,000	860,405
Harris County Toll Road, Revenue Bonds, Senior Lien
Series A
5.00%, due 8/15/43	2,290,000	2,346,930

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
46	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Harris County Water Control & Improvement District No. 159, Unlimited General Obligation
Insured: BAM
6.375%, due 9/1/30	$ 1,665,000	$ 1,825,115
Harris County-Houston Sports Authority, Revenue Bonds, Junior Lien
Series H, Insured: NATL-RE
(zero coupon), due 11/15/40	750,000	325,386
Hays Consolidated Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/41	2,300,000	2,530,779
Headwaters Municipal Utility, Unlimited General Obligation
Series A, Insured: AG
6.00%, due 8/15/29	3,195,000	3,407,617
Houston Higher Education Finance Corp., KIPP, Inc., Revenue Bonds
Series A, Insured: PSF-GTD
4.00%, due 2/15/39	1,000,000	1,000,156
Irving Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/38	3,000,000	3,301,952
Leander Independent School District, Unlimited General Obligation
Insured: PSF-GTD
(zero coupon), due 8/16/30	2,560,000	2,185,196
Series A, Insured: PSF-GTD
(zero coupon), due 8/15/35	2,000,000	1,433,667
Lewisville Independent School District, School Building, Unlimited General Obligation
Insured: PSF-GTD
3.125%, due 8/15/34	1,000,000	1,000,011
Lovejoy Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.00%, due 2/15/39	1,000,000	786,479
Magnolia Pointe Municipal Utility District No. 1, Unlimited General Obligation
Insured: AG
2.375%, due 9/1/42	1,515,000	1,085,669
	Principal Amount	Value

Texas (continued)
Matagorda County Navigation District No. 1, Central Power and Light Company Project, Revenue Bonds
Series A
2.60%, due 11/1/29	$ 1,500,000	$ 1,455,189
4.25%, due 5/1/30 (b)	1,500,000	1,563,175
Montgomery County Municipal Utility District No. 119, Road, Unlimited General Obligation
Insured: NATL-RE
3.625%, due 4/1/37	400,000	385,097
Nederland Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.00%, due 8/15/37	780,000	747,314
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Inc., Revenue Bonds (a)
4.00%, due 8/15/27	520,000	515,888
4.00%, due 8/15/29	1,240,000	1,221,579
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Revenue Bonds (a)
Series A
4.00%, due 8/15/34	1,205,000	1,142,814
Series A
4.50%, due 8/15/44	2,590,000	2,308,105
New Hope Cultural Education Facilities Finance Corp., Bella Vida Forefront Living Program, Revenue Bonds
Series B-3
4.25%, due 10/1/30	1,000,000	1,003,237
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Revenue Bonds
5.00%, due 11/1/31	630,000	673,672
New Hope Cultural Education Facilities Finance Corp., Children's Health System of Texas, Revenue Bonds
Series A
5.00%, due 8/15/36	1,300,000	1,487,024
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
47

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., Children's Health System of Texas, Revenue Bonds (continued)
Series A
5.00%, due 8/15/37	$ 2,500,000	$ 2,833,956
Series A
5.00%, due 8/15/38	1,000,000	1,124,033
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation of East Texas, Inc., Revenue Bonds
Series A-1
5.00%, due 12/1/49	250,000	226,912
North East Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 1/1/36	2,950,000	2,959,469
North Texas Municipal Water District, Water System, Revenue Bonds
5.00%, due 9/1/31	2,000,000	2,252,496
North Texas Tollway Authority, Revenue Bonds, First Tier
Series A
3.00%, due 1/1/38	1,000,000	933,224
Series A
5.25%, due 1/1/38	1,000,000	1,109,887
Pecos Barstow Toyah Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/39	515,000	516,080
Insured: PSF-GTD
5.00%, due 2/15/41	1,500,000	1,501,829
Prosper Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.00%, due 2/15/40	1,400,000	1,271,411
Sabine-Neches Navigation District, Waterway Project, Limited General Obligation
5.25%, due 2/15/39	1,500,000	1,621,911
Sherman Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/38	1,675,000	1,905,429
	Principal Amount	Value

Texas (continued)
Sienna Municipal Utility District No. 10, Unlimited General Obligation
Insured: AG
3.45%, due 4/1/35	$ 310,000	$ 304,209
State of Texas, College Student Loan, Unlimited General Obligation (b)
4.00%, due 8/1/30	5,000,000	5,000,901
4.00%, due 8/1/31	3,000,000	3,000,514
State of Texas, Mobility Fund, Unlimited General Obligation
Series B
5.00%, due 10/1/35	5,000,000	5,194,909
State of Texas, Transportation Commission, Unlimited General Obligation
Series A
5.00%, due 10/1/36	4,000,000	3,999,846
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Revenue Bonds
Series C
5.00%, due 11/15/64 (c)	10,500,000	11,679,357
Texas Department of Housing & Community Affairs, Revenue Bonds
Series A, Insured: GNMA
5.75%, due 1/1/56	2,870,000	3,171,128
Series D-2, Insured: GNMA
6.25%, due 1/1/56	2,750,000	3,087,182
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
3.528%, due 9/15/27	430,000	430,411
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply, Revenue Bonds
5.00%, due 12/15/27	1,315,000	1,358,914
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds
Series A
5.50%, due 1/1/54 (c)	3,000,000	3,217,145
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds
5.00%, due 1/1/34	2,585,000	2,847,127
5.00%, due 1/1/55 (c)	10,000,000	11,014,030

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
48	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC, Revenue Bonds, Senior Lien (b)
5.125%, due 12/31/35	$ 1,440,000	$ 1,526,186
5.50%, due 6/30/40	2,400,000	2,532,910
5.50%, due 6/30/41	1,500,000	1,576,269
Town of Trophy Club, Public Improvement District No. 1, Special Assessment
5.00%, due 9/1/32	400,000	430,115
Travis County Development Authority, Longview 71 Public Improvement District Improvement Area No. 1 Project, Special Assessment
5.00%, due 9/1/44 (a)	600,000	598,832
Verandah Municipal Utility District, Unlimited General Obligation
Insured: AG
2.625%, due 9/1/40	315,000	248,608
West Memorial Municipal Utility District, Unlimited General Obligation
Insured: AG
3.15%, due 9/1/34	195,000	186,782
		205,358,916
U.S. Virgin Islands 0.2%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/26	860,000	864,592
Series A
5.00%, due 10/1/30	2,460,000	2,536,472
Series A
5.00%, due 10/1/39	1,305,000	1,336,353
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series C, Insured: AG-CR
5.00%, due 10/1/30	100,000	100,292
		4,837,709
	Principal Amount	Value

Utah 3.0%
Black Ridge Infrastructure Financing District, Assessment Area, Special Assessment
5.50%, due 12/1/40	$ 1,894,000	$ 1,908,736
Canyons School District, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
1.50%, due 6/15/34	2,000,000	1,653,466
Central Utah Water Conservancy District, Revenue Bonds
Series B
4.00%, due 10/1/39	1,000,000	1,003,068
City of Salt Lake City, Airport, Revenue Bonds (b)
Series A
5.00%, due 7/1/33	5,640,000	6,346,218
Series A
5.00%, due 7/1/38	1,500,000	1,544,742
Series A
5.00%, due 7/1/42	2,870,000	2,897,372
Series A
5.25%, due 7/1/43	2,000,000	2,113,834
Copper Rim Infrastructure Financing District, Assessment Area, Special Assessment
6.125%, due 12/1/54 (a)	1,190,000	1,228,105
County of Iron, Sales Tax, Revenue Bonds
5.00%, due 10/1/49	2,925,000	3,069,115
County of Utah, Intermountain Healthcare, Inc., Revenue Bonds
Series B
5.00%, due 5/15/46	1,390,000	1,393,762
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, Revenue Bonds, First Lien
Series A, Insured: AG
5.00%, due 6/1/37	1,770,000	1,890,913
Series A, Insured: AG
5.25%, due 6/1/43	2,300,000	2,543,759
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, Revenue Bonds, Second Lien
Series B, Insured: AG
5.00%, due 6/1/38	1,300,000	1,482,020
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
49

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Utah (continued)
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, Revenue Bonds, Second Lien (continued)
Series B, Insured: AG
5.25%, due 6/1/45	$ 500,000	$ 542,239
Emery County School District, Unlimited General Obligation
Insured: School Bond Guaranty
2.00%, due 6/15/35	1,000,000	836,621
Intermountain Power Agency, Revenue Bonds
Series A
5.00%, due 7/1/36	3,395,000	3,750,645
Series A
5.00%, due 7/1/41	900,000	949,961
Series A
5.00%, due 7/1/42	750,000	794,457
Series A
5.00%, due 7/1/43	500,000	521,907
Series A
5.00%, due 7/1/43	2,000,000	2,122,184
Jordan School District, Unlimited General Obligation
Insured: School Bond Guaranty
2.25%, due 6/15/37	1,315,000	1,128,252
Military Installation Development Authority, Revenue Bonds
Series A-1
4.00%, due 6/1/41	2,000,000	1,836,725
Point Phase 1 Public Infrastructure District No. 1, Revenue Bonds
Series A-1
5.875%, due 3/1/45	1,000,000	1,033,647
Salt Lake City School District, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 3/1/39	2,000,000	1,842,516
UIPA Crossroads Public Infrastructure District, Tax Allocation
4.125%, due 6/1/41 (a)	500,000	477,684
Utah Charter School Finance Authority, Mountain West Montessori Academy, Inc., Revenue Bonds
Series A
3.125%, due 6/15/29 (a)	750,000	712,452
	Principal Amount	Value

Utah (continued)
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: BAM UT CSCE
4.00%, due 4/15/40	$ 250,000	$ 242,882
Utah Housing Corp., Barcelona Properties LLC, Revenue Bonds
Insured: FHLMC
3.40%, due 7/1/30	2,900,000	2,900,608
Utah Housing Corp., Revenue Bonds
Series G, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	1,435,000	1,606,456
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 1/1/54	2,540,000	2,770,534
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	1,475,000	1,646,553
Series E, Insured: GNMA / FNMA / FHLMC
6.75%, due 7/1/55	1,900,000	2,192,470
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
4.00%, due 10/15/31	500,000	503,207
4.00%, due 10/15/33	425,000	423,893
4.00%, due 10/15/33	500,000	502,017
4.00%, due 10/15/35	700,000	691,394
4.00%, due 10/15/36	1,000,000	985,343
4.00%, due 10/15/38	1,440,000	1,385,077
4.00%, due 10/15/39	700,000	670,690
4.00%, due 10/15/42	975,000	901,344
Series A
5.00%, due 10/15/28	460,000	472,257
Series A
5.375%, due 10/15/40	1,150,000	1,166,394
5.50%, due 10/15/33	935,000	1,054,212
Utah Infrastructure Agency, Revenue Bonds
Series A
5.25%, due 10/15/33	1,565,000	1,606,093
Utah Transit Authority, Revenue Bonds
5.00%, due 12/15/42	2,000,000	2,215,074

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
50	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Utah (continued)
Wolf Creek Infrastructure Financing District No. 1, Assessment Area No. 1, Special Assessment
5.75%, due 12/1/44	$ 1,000,000	$ 1,023,389
		70,584,287
Virginia 0.9%
Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Revenue Bonds, First Tier
Insured: AG
5.00%, due 7/1/41	1,000,000	1,006,006
City of Harrisonburg, Unlimited General Obligation
Series A, Insured: State Aid Withholding
1.75%, due 7/15/35	3,000,000	2,469,476
County of Fairfax, Unlimited General Obligation
Series A, Insured: State Aid Withholding
4.00%, due 10/1/28	1,040,000	1,046,166
Halifax County Industrial Development Authority, Virginia Electric and Power Co., Revenue Bonds
Series A
3.80%, due 12/1/41 (c)	1,000,000	1,011,961
Isle Wight County Industrial Development Authority, Riverside Healthcare Association Obligated Group, Revenue Bonds
Insured: AG
5.25%, due 7/1/43	950,000	1,019,011
Insured: AG
5.25%, due 7/1/48	1,500,000	1,576,731
Virginia Housing Development Authority, Revenue Bonds
Series E
2.10%, due 7/1/35	550,000	458,715
Series G
3.125%, due 7/1/56 (g)	1,000,000	999,779
Virginia Port Authority, Revenue Bonds
Series B
5.00%, due 7/1/41 (b)	500,000	505,782
	Principal Amount	Value

Virginia (continued)
Virginia Small Business Financing Authority, 95 Express Lanes LLC, Revenue Bonds, Senior Lien (b)
5.00%, due 1/1/36	$ 2,395,000	$ 2,550,501
5.00%, due 7/1/37	1,000,000	1,054,639
Virginia Small Business Financing Authority, Hampton University, Revenue Bonds
5.00%, due 10/1/36	2,500,000	2,764,893
Williamsburg Economic Development Authority, William & Mary Project, Revenue Bonds
Series A, Insured: AG
4.00%, due 7/1/42	1,000,000	982,680
Winchester Economic Development Authority, Valley Health System, Revenue Bonds
Series A
5.00%, due 1/1/28	1,100,000	1,149,673
Wise County Industrial Development Authority, Virginia Electric and Power Co. Project, Revenue Bonds
Series A
3.125%, due 10/1/40 (c)	1,500,000	1,505,420
		20,101,433
Washington 1.3%
Alderwood Water & Wastewater District, Revenue Bonds
Series A
2.00%, due 12/1/35	1,695,000	1,470,979
County of King, Sewer, Revenue Bonds, Junior Lien
Series A
3.45%, due 1/1/40	655,000	648,925
Franklin County School District No. 1, Pasco, Unlimited General Obligation
Insured: School Bond Guaranty
5.50%, due 12/1/40	1,000,000	1,131,551
King County Housing Authority, Revenue Bonds
5.375%, due 7/1/45	2,000,000	2,106,258
Port of Seattle, Revenue Bonds
Series B
5.50%, due 8/1/47 (b)	3,500,000	3,706,569
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
51

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Washington (continued)
Port of Tacoma, Revenue Bonds
Series B
5.00%, due 12/1/43 (b)	$ 925,000	$ 917,785
Skagit County Public Hospital District No. 1, Revenue Bonds
5.50%, due 12/1/38	450,000	493,787
Snohomish County Public Utility District No. 1, Electric System, Revenue Bonds
5.00%, due 12/1/40	1,500,000	1,502,535
State of Washington, Motor Vehicle Fuel Tax, Unlimited General Obligation
Series R-2021A
5.00%, due 6/1/38	1,000,000	1,077,574
State of Washington, Various Purpose, Unlimited General Obligation
Series D
5.00%, due 2/1/40	5,000,000	5,086,320
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Center, Revenue Bonds
Series A
4.00%, due 3/1/41	850,000	849,503
Washington Health Care Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A
5.00%, due 9/1/44	2,000,000	2,095,520
Washington Health Care Facilities Authority, Multicare Health System, Revenue Bonds
Series B-2, Insured: AG
5.00%, due 8/15/55 (c)	1,000,000	1,073,304
Washington State Convention Center Public Facilities District, Lodging Tax, Revenue Bonds
Series B, Insured: AG-CR
4.00%, due 7/1/36	1,000,000	1,018,314
Washington State Housing Finance Commission, Revenue Bonds
Series 2-N, Insured: GNMA / FNMA / FHLMC
3.05%, due 12/1/41	1,000,000	884,848
Series 1, Class A-1
4.078%, due 11/20/41 (c)	2,995,270	2,885,141
	Principal Amount	Value

Washington (continued)
Washington State Housing Finance Commission, Revenue Bonds (continued)
Series 2
4.221%, due 3/1/50 (c)	$ 1,738,496	$ 1,701,982
Washington State Housing Finance Commission, Blakeley and Laurel Villages Project, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/39 (a)	1,500,000	1,604,070
		30,254,965
West Virginia 0.7%
West Virginia Economic Development Authority, Appalachian Power Co., Revenue Bonds
Series A
3.375%, due 3/1/40 (c)	1,000,000	1,010,550
West Virginia Hospital Finance Authority, West Virginia United Health System Obligated Group, Revenue Bonds
Series A
5.00%, due 6/1/38	1,550,000	1,704,671
Series A
5.00%, due 6/1/39	2,000,000	2,180,755
Series A
5.00%, due 6/1/40	1,700,000	1,830,488
Series A
5.25%, due 6/1/43	2,000,000	2,136,966
Series A
5.25%, due 6/1/45	1,750,000	1,848,739
West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc., Revenue Bonds
Series A
5.00%, due 9/1/39	1,125,000	1,151,227
West Virginia Hospital Finance Authority, Revenue Bonds
Series B
5.00%, due 6/1/55 (c)	1,300,000	1,426,063
West Virginia Hospital Finance Authority, Vandalia Heath Group, Revenue Bonds
Series B, Insured: AG
5.125%, due 9/1/42	1,250,000	1,335,447

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
52	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
West Virginia (continued)
West Virginia Housing Development Fund, Revenue Bonds
Series A
3.65%, due 11/1/33	$ 1,095,000	$ 1,111,337
		15,736,243
Wisconsin 1.7%
City of Milwaukee, Unlimited General Obligation
Series N-2, Insured: AG
5.00%, due 12/1/39	3,830,000	4,232,393
FHLMC Multifamily VRD Certificates, Revenue Bonds
Series ML-27, Insured: FHLMC
4.759%, due 8/25/41	6,666,916	6,880,381
Hudson School District, Unlimited General Obligation
2.25%, due 3/1/27	500,000	492,930
Public Finance Authority, Roseman University of Health Sciences, Revenue Bonds
4.00%, due 4/1/32 (a)	1,160,000	1,143,580
5.875%, due 4/1/45	2,000,000	1,999,957
Public Finance Authority, Pinecrest Academy of Nevada, Revenue Bonds (a)
Series A
4.00%, due 7/15/34	200,000	196,882
Series A
4.00%, due 7/15/39	250,000	230,947
Public Finance Authority, National Gypsum Co., Revenue Bonds
4.00%, due 8/1/35 (b)	2,225,000	2,166,223
Public Finance Authority, WFCS Holdings LLC, Revenue Bonds
Series A-1
4.50%, due 1/1/35 (a)	2,125,000	2,083,059
Public Finance Authority, Ultimate Medical Academy Project, Revenue Bonds (a)
Series A
5.00%, due 10/1/28	335,000	344,931
Series A
5.00%, due 10/1/34	250,000	258,347
	Principal Amount	Value

Wisconsin (continued)
Public Finance Authority, Campus Real Estate Holding Corp. LLC Project, Revenue Bonds
Series A
5.00%, due 6/1/35	$ 1,250,000	$ 1,339,339
Public Finance Authority, KSU Bixby Real Estate Foundation LLC Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 6/15/38	355,000	385,331
Series A
5.25%, due 6/15/45	250,000	260,777
Wisconsin Center District, Revenue Bonds, Junior Lien
Series D, Insured: AG Moral Obligation
(zero coupon), due 12/15/37	2,220,000	1,403,375
Wisconsin Health & Educational Facilities Authority, Milwaukee Science Education Consortium, Inc. (The), Revenue Bonds
Series A
4.50%, due 3/15/33	365,000	375,638
Wisconsin Health & Educational Facilities Authority, Milwaukee Regional Medical Center (The), Revenue Bonds
5.00%, due 4/1/37	1,150,000	1,198,754
Wisconsin Housing & Economic Development Authority, Home Ownership, Revenue Bonds
Series A
3.00%, due 3/1/52	2,625,000	2,577,335
Series A, Insured: GNMA / FNMA / FHLMC
3.625%, due 3/1/34	1,500,000	1,509,404
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 9/1/54	925,000	1,000,661
Wisconsin Housing & Economic Development Authority, Housing, Revenue Bonds
Series B
3.10%, due 11/1/56 (c)	2,500,000	2,494,821
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
53

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Wisconsin (continued)
Wisconsin Housing & Economic Development Authority, Home Ownership, Sustainable Bond, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
4.25%, due 9/1/44	$ 700,000	$ 688,483
Series B, Insured: GNMA / FNMA / FHLMC
5.00%, due 9/1/39	1,000,000	1,083,303
Wisconsin Housing & Economic Development Authority, New Hampton Apartment LLC, Revenue Bonds
Series A, Insured: HUD Sector 8
5.00%, due 12/1/27 (c)	3,500,000	3,571,088
Wisconsin Housing & Economic Development Authority Home Ownership, Revenue Bonds
Series C, Insured: FNMA
2.50%, due 9/1/34	3,000,000	2,695,369
		40,613,308
Wyoming 0.3%
County of Campbell, Basin Electric Power Cooperative, Revenue Bonds
Series A
3.625%, due 7/15/39	1,880,000	1,766,604
Sweetwater County 2023 Specific Purpose Tax Joint Powers Board, Revenue Bonds
Insured: AG-CR
5.00%, due 6/15/28	3,000,000	3,167,283
Wyoming Community Development Authority, Revenue Bonds
Series 1, Insured: GNMA / FNMA / FHLMC
4.30%, due 12/1/40	1,000,000	1,024,899
		5,958,786
Total Long-Term Municipal Bonds (Cost $2,158,158,232)		2,210,239,148
	Principal Amount	Value
Short-Term Municipal Notes 4.4%
Connecticut 0.9%
Connecticut State Health & Educational Facilities Authority, Yale University, Revenue Bonds
Series A-4-1
3.30%, due 7/1/49 (h)	$ 20,000,000	$ 20,000,000
Georgia 1.0%
Development Authority of Burke County (The), Georgia Power Co. Vogtle Project, Revenue Bonds, First Series
Series 1
3.95%, due 7/1/49 (h)	13,335,000	13,335,000
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project, Revenue Bonds
Series 1
3.95%, due 11/1/52 (h)	11,000,000	11,000,000
		24,335,000
Illinois 0.2%
City of Chicago, Grace Manor LP, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 11/1/26 (h)	5,000,000	5,000,000
New York 0.9%
Metropolitan Transportation Authority, Transportation, Revenue Bonds
Series E-1
3.90%, due 11/15/50 (h)	20,000,000	20,000,000
North Carolina 0.1%
Cumberland County Industrial Facilities & Pollution Control Financing Authority, Project Aero, Revenue Bonds
3.75%, due 12/1/27 (b)(h)	3,000,000	3,000,000
Ohio 0.4%
State of Ohio, Cleveland Clinic Health System, Revenue Bonds
Series E
3.75%, due 1/1/52 (h)	10,000,000	10,000,000

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
54	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Short-Term Municipal Notes (continued)
Pennsylvania 0.4%
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Revenue Bonds
Series D-2
3.90%, due 11/1/61 (h)	$ 10,000,000	$ 10,000,000
Texas 0.5%
San Antonio Water System, Revenue Bonds, Sub. Lien
Series A
3.95%, due 5/1/54 (h)	11,000,000	11,000,000
Total Short-Term Municipal Notes (Cost $103,335,000)		103,335,000
Total Municipal Bonds (Cost $2,261,493,232)		2,313,574,148

	Shares
Short-Term Investment 0.5%
Unaffiliated Investment Company 0.5%
Dreyfus Government Cash Management - Institutional Shares, 3.94% (i)	12,637,969	12,637,969
Total Short-Term Investment (Cost $12,637,969)		12,637,969
Total Investments (Cost $2,274,131,201)	99.6%	2,326,212,117
Other Assets, Less Liabilities	0.4	8,796,179
Net Assets	100.0%	$ 2,335,008,296

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Interest on these securities is subject to alternative minimum tax.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of October 31, 2025.
(d)	Issue in default.
(e)	Issue in non-accrual status.
(f)	Step coupon—Rate shown was the rate in effect as of October 31, 2025.
(g)	Delayed delivery security.
(h)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(i)	Current yield as of October 31, 2025.
Futures Contracts
As of October 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(410)	December 2025	$ (46,739,844)	$ (47,348,594)	$ (608,750)
U.S. Treasury Long Bonds	(220)	December 2025	(25,153,400)	(25,808,750)	(655,350)
Net Unrealized Depreciation					$ (1,264,100)

1.	As of October 31, 2025, cash in the amount of $1,859,500 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of October 31, 2025.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
55

Portfolio of Investments October 31, 2025†^ (continued)
Abbreviation(s):
AG—Assured Guaranty Ltd.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FGIC—Financial Guaranty Insurance Company
FHA—Federal Housing Administration
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
HUD—Housing and Urban Development
MTA—Metropolitan Transportation Authority
MUN GOVT GTD—Municipal Government Guaranteed
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
Q-SBLF—Qualified School Board Loan Fund
SD CRED PROG—School District Credit Enhancement Program
SONYMA—State of New York Mortgage Agency
UT CSCE—Utah Charter School Credit Enhancement Program
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 2,210,239,148	$ —	$ 2,210,239,148
Short-Term Municipal Notes	—	103,335,000	—	103,335,000
Total Municipal Bonds	—	2,313,574,148	—	2,313,574,148
Short-Term Investment
Unaffiliated Investment Company	12,637,969	—	—	12,637,969
Total Investments in Securities	$ 12,637,969	$ 2,313,574,148	$ —	$ 2,326,212,117
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (1,264,100)	$ —	$ —	$ (1,264,100)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
56	NYLI MacKay Strategic Muni Allocation Fund

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in securities, at value (identified cost $2,274,131,201)	$2,326,212,117
Cash collateral on deposit at broker for futures contracts	1,859,500
Receivables:
Interest	28,310,188
Fund shares sold	9,278,467
Variation margin on futures contracts	87,500
Other assets	162,975
Total assets	2,365,910,747
Liabilities
Due to custodian	3,177
Payables:
Investment securities purchased	26,014,300
Fund shares redeemed	2,667,229
Manager (See Note 3)	775,693
Transfer agent (See Note 3)	137,845
NYLIFE Distributors (See Note 3)	80,611
Custodian	16,215
Professional fees	14,316
Shareholder communication	3,017
Trustees	734
Accrued expenses	5,614
Distributions payable	1,183,700
Total liabilities	30,902,451
Net assets	$2,335,008,296
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$244,509
Additional paid-in-capital	2,329,371,067
2,329,615,576
Total distributable earnings (loss)	5,392,720
Net assets	$2,335,008,296
Class A
Net assets applicable to outstanding shares	$274,760,899
Shares of beneficial interest outstanding	28,733,563
Net asset value per share outstanding	$9.56
Maximum sales charge (3.00% of offering price)	0.30
Maximum offering price per share outstanding	$9.86
Investor Class
Net assets applicable to outstanding shares	$64,858
Shares of beneficial interest outstanding	6,792
Net asset value per share outstanding	$9.55
Maximum sales charge (2.50% of offering price)	0.24
Maximum offering price per share outstanding	$9.79
Class C
Net assets applicable to outstanding shares	$15,623,348
Shares of beneficial interest outstanding	1,636,788
Net asset value and offering price per share outstanding	$9.55
Class C2
Net assets applicable to outstanding shares	$3,465,161
Shares of beneficial interest outstanding	362,868
Net asset value and offering price per share outstanding	$9.55
Class I
Net assets applicable to outstanding shares	$1,858,872,668
Shares of beneficial interest outstanding	194,700,775
Net asset value and offering price per share outstanding	$9.55
Class R6
Net assets applicable to outstanding shares	$58,591,425
Shares of beneficial interest outstanding	6,139,262
Net asset value and offering price per share outstanding	$9.54
Class Z
Net assets applicable to outstanding shares	$123,629,937
Shares of beneficial interest outstanding	12,929,117
Net asset value per share outstanding	$9.56
Maximum sales charge (3.00% of offering price)	0.30
Maximum offering price per share outstanding	$9.86

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
57

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Interest	$77,143,969
Expenses
Manager (See Note 3)	7,449,188
Distribution/Service—Class A (See Note 3)	534,097
Distribution/Service—Investor Class (See Note 3)	154
Distribution/Service—Class C (See Note 3)	67,945
Distribution/Service—Class C2 (See Note 3)	18,482
Distribution/Service—Class Z (See Note 3)	201,519
Transfer agent (See Note 3)	787,965
Registration	247,999
Professional fees	214,698
Custodian	211,456
Shareholder communication	56,360
Trustees	48,788
Miscellaneous	63,103
Total expenses	9,901,754
Net investment income (loss)	67,242,215
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(16,124,129)
Futures transactions	897,592
Net realized gain (loss)	(15,226,537)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	40,991,117
Futures contracts	(1,264,100)
Net change in unrealized appreciation (depreciation)	39,727,017
Net realized and unrealized gain (loss)	24,500,480
Net increase (decrease) in net assets resulting from operations	$91,742,695
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
58	NYLI MacKay Strategic Muni Allocation Fund

Statements of Changes in Net Assets
for the years ended October 31, 2025 and October 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$67,242,215	$38,173,137
Net realized gain (loss)	(15,226,537)	(7,794,563)
Net change in unrealized appreciation (depreciation)	39,727,017	36,904,224
Net increase (decrease) in net assets resulting from operations	91,742,695	67,282,798
Distributions to shareholders:
Class A	(7,345,210)	(4,392,257)
Investor Class	(2,088)	(1,790)
Class C	(427,520)	(311,198)
Class C2	(85,136)	(43,375)
Class I	(54,614,930)	(34,606,109)
Class R6	(665,743)	(53,957)
Class Z	(4,765,122)	(1,554,777)
Total distributions to shareholders	(67,905,749)	(40,963,463)
Capital share transactions:
Net proceeds from sales of shares	1,317,105,988	970,495,147
Net asset value of shares issued in connection with the acquisition of Aquila Churchill Tax-Free Fund of Kentucky	—	138,190,908
Net asset value of shares issued in connection with the acquisition of Aquila Narragansett Tax-Free Income Fund	—	137,747,250
Net asset value of shares issued to shareholders in reinvestment of distributions	58,096,456	35,834,295
Cost of shares redeemed	(577,086,163)	(347,856,715)
Increase (decrease) in net assets derived from capital share transactions	798,116,281	934,410,885
Net increase (decrease) in net assets	821,953,227	960,730,220
Net Assets
Beginning of year	1,513,055,069	552,324,849
End of year	$2,335,008,296	$1,513,055,069
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
59

Financial Highlights selected per share data and ratios
	Year Ended October 31,		May 1, 2023 through October 31,	Year Ended April 30,
Class A	2025	2024	2023#	2023	2022	2021
Net asset value at beginning of period	$9.48	$9.06	$9.47	$9.50	$10.43	$9.65
Net investment income (loss) (a)	0.32	0.31	0.15	0.26	0.12	0.15
Net realized and unrealized gain (loss)	0.08	0.44	(0.40)	(0.01)	(0.78)	0.82
Total from investment operations	0.40	0.75	(0.25)	0.25	(0.66)	0.97
Less distributions:
From net investment income	(0.32)	(0.33)	(0.16)	(0.26)	(0.17)	(0.19)
From net realized gain on investments	—	—	—	(0.02)	(0.10)	—
Total distributions	(0.32)	(0.33)	(0.16)	(0.28)	(0.27)	(0.19)
Net asset value at end of period	$9.56	$9.48	$9.06	$9.47	$9.50	$10.43
Total investment return (b)	4.37%	8.35%	(2.63)%	2.73%	(6.54)%	10.02%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.40%	3.22%	3.09%††	2.78%	1.22%	1.47%
Net expenses	0.74%	0.75%	0.77%††	0.77%	0.77%	0.72%
Expenses (before waiver/reimbursement)	0.74%	0.75%	0.81%††	0.84%	0.97%	0.98%
Portfolio turnover rate (c)	47%	37%	12%	81%	32%	66%
Net assets at end of period (in 000's)	$274,761	$171,979	$63,006	$43,203	$5,246	$454

#	The Fund changed its fiscal year end from April 30 to October 31.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

	Year Ended October 31,		May 1, 2023 through October 31, 2023#	Year Ended April 30,
Investor Class	2025	2024		2023	2022	2021
Net asset value at beginning of period	$9.47	$9.05	$9.46	$9.49	$10.41	$9.65
Net investment income (loss) (a)	0.32	0.30	0.14	0.21	0.11	0.13
Net realized and unrealized gain (loss)	0.08	0.45	(0.39)	0.03	(0.79)	0.80
Total from investment operations	0.40	0.75	(0.25)	0.24	(0.68)	0.93
Less distributions:
From net investment income	(0.32)	(0.33)	(0.16)	(0.25)	(0.14)	(0.17)
From net realized gain on investments	—	—	—	(0.02)	(0.10)	—
Total distributions	(0.32)	(0.33)	(0.16)	(0.27)	(0.24)	(0.17)
Net asset value at end of period	$9.55	$9.47	$9.05	$9.46	$9.49	$10.41
Total investment return (b)	4.32%	8.32%	(2.69)%	2.58%	(6.69)%	9.65%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.36%	3.21%	2.98%††	2.23%	1.04%	1.23%
Net expenses	0.79%	0.79%	0.89%††	0.92%	0.97%	0.98%
Expenses (before waiver/reimbursement)	0.79%	0.79%	0.93%††	0.99%	1.17%	1.24%
Portfolio turnover rate (c)	47%	37%	12%	81%	32%	66%
Net assets at end of period (in 000's)	$65	$53	$48	$100	$46	$33

#	The Fund changed its fiscal year end from April 30 to October 31.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
60	NYLI MacKay Strategic Muni Allocation Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,		May 1, 2023 through October 31,	Year Ended April 30,
Class C	2025	2024	2023#	2023	2022	2021
Net asset value at beginning of period	$9.47	$9.04	$9.45	$9.48	$10.42	$9.65
Net investment income (loss) (a)	0.29	0.28	0.13	0.22	0.08	0.10
Net realized and unrealized gain (loss)	0.09	0.46	(0.39)	(0.01)	(0.80)	0.81
Total from investment operations	0.38	0.74	(0.26)	0.21	(0.72)	0.91
Less distributions:
From net investment income	(0.30)	(0.31)	(0.15)	(0.22)	(0.12)	(0.14)
From net realized gain on investments	—	—	—	(0.02)	(0.10)	—
Total distributions	(0.30)	(0.31)	(0.15)	(0.24)	(0.22)	(0.14)
Net asset value at end of period	$9.55	$9.47	$9.04	$9.45	$9.48	$10.42
Total investment return (b)	4.07%	8.17%	(2.82)%	2.31%	(7.12)%	9.49%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.10%	2.95%	2.74%††	2.34%	0.76%	0.97%
Net expenses	1.04%	1.03%	1.13%††	1.18%	1.22%	1.23%
Expenses (before waiver/reimbursement)	1.04%	1.03%	1.17%††	1.25%	1.42%	1.49%
Portfolio turnover rate (c)	47%	37%	12%	81%	32%	66%
Net assets at end of period (in 000's)	$15,623	$12,758	$5,072	$3,291	$558	$113

#	The Fund changed its fiscal year end from April 30 to October 31.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

	Year Ended October 31,		May 1 2023 through October 31,	December 13, 2022^ through April 30, 2023
Class C2	2025	2024	2023#
Net asset value at beginning of period	$9.47	$9.04	$9.45	$9.43*
Net investment income (loss) (a)	0.28	0.26	0.12	0.09
Net realized and unrealized gain (loss)	0.08	0.46	(0.39)	0.03
Total from investment operations	0.36	0.72	(0.27)	0.12
Less distributions:
From net investment income	(0.28)	(0.29)	(0.14)	(0.10)
Net asset value at end of period	$9.55	$9.47	$9.04	$9.45
Total investment return (b)	3.91%	8.00%	(2.89)%	1.29%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.96%	2.78%	2.59%††	2.49%††
Net expenses	1.19%	1.18%	1.28%††	1.34%††
Expenses (before waiver/reimbursement)	1.19%	1.18%	1.32%††	1.41%††
Portfolio turnover rate (c)	47%	37%	12%	81%
Net assets at end of period (in 000's)	$3,465	$2,139	$301	$214

*	Based on the net asset value of Class C as of December 13, 2022.
#	The Fund changed its fiscal year end from April 30 to October 31.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
61

Financial Highlights selected per share data and ratios
	Year Ended October 31,		May 1, 2023 through October 31,	Year Ended April 30,
Class I	2025	2024	2023#	2023	2022	2021
Net asset value at beginning of period	$9.47	$9.04	$9.45	$9.48	$10.42	$9.65
Net investment income (loss) (a)	0.34	0.33	0.16	0.27	0.15	0.18
Net realized and unrealized gain (loss)	0.09	0.46	(0.39)	0.00‡	(0.80)	0.81
Total from investment operations	0.43	0.79	(0.23)	0.27	(0.65)	0.99
Less distributions:
From net investment income	(0.35)	(0.36)	(0.18)	(0.28)	(0.19)	(0.22)
From net realized gain on investments	—	—	—	(0.02)	(0.10)	—
Total distributions	(0.35)	(0.36)	(0.18)	(0.30)	(0.29)	(0.22)
Net asset value at end of period	$9.55	$9.47	$9.04	$9.45	$9.48	$10.42
Total investment return (b)	4.64%	8.75%	(2.52)%	2.99%	(6.43)%	10.28%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.66%	3.48%	3.34%††	2.90%	1.49%	1.72%
Net expenses	0.49%	0.50%	0.52%††	0.52%	0.51%	0.50%
Expenses (before waiver/reimbursement)	0.49%	0.50%	0.56%††	0.59%	0.71%	0.76%
Portfolio turnover rate (c)	47%	37%	12%	81%	32%	66%
Net assets at end of period (in 000's)	$1,858,873	$1,169,533	$483,873	$310,246	$92,126	$61,183

#	The Fund changed its fiscal year end from April 30 to October 31.
††	Annualized.
‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
62	NYLI MacKay Strategic Muni Allocation Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,		May 1, 2023 through October 31,	Year Ended April 30,
Class R6	2025	2024	2023#	2023	2022	2021
Net asset value at beginning of period	$9.46	$9.04	$9.45	$9.48	$10.42	$9.65
Net investment income (loss) (a)	0.35	0.33	0.16	0.26	0.16	0.18
Net realized and unrealized gain (loss)	0.08	0.45	(0.39)	0.02	(0.80)	0.81
Total from investment operations	0.43	0.78	(0.23)	0.28	(0.64)	0.99
Less distributions:
From net investment income	(0.35)	(0.36)	(0.18)	(0.29)	(0.20)	(0.22)
From net realized gain on investments	—	—	—	(0.02)	(0.10)	—
Total distributions	(0.35)	(0.36)	(0.18)	(0.31)	(0.30)	(0.22)
Net asset value at end of period	$9.54	$9.46	$9.04	$9.45	$9.48	$10.42
Total investment return (b)	4.68%	8.69%	(2.50)%	3.01%	(6.41)%	10.28%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.68%	3.44%	3.38%††	2.75%	1.51%	1.72%
Net expenses	0.45%	0.45%	0.50%††	0.50%	0.50%	0.50%
Expenses (before waiver/reimbursement)	0.45%	0.45%	0.51%††	0.55%	0.70%	0.77%
Portfolio turnover rate (c)	47%	37%	12%	81%	32%	66%
Net assets at end of period (in 000's)	$58,591	$5,293	$26	$26	$25	$27

#	The Fund changed its fiscal year end from April 30 to October 31.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

	Year Ended October 31,	July 19, 2024^ through October 31,
Class Z	2025	2024
Net asset value at beginning of period	$9.48	$9.53
Net investment income (loss) (a)	0.33	0.09
Net realized and unrealized gain (loss)	0.08	(0.05)
Total from investment operations	0.41	0.04
Less distributions:
From net investment income	(0.33)	(0.09)
Net asset value at end of period	$9.56	$9.48
Total investment return (b)	4.48%	0.44%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.50%	3.24%††
Net expenses	0.64%	0.66%††
Portfolio turnover rate (c)	47%	37%
Net assets at end of period (in 000’s)	$123,630	$151,299

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
63

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay Strategic Muni Allocation Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	June 28, 2019
Investor Class	June 28, 2019
Class C	June 28, 2019
Class C2	December 13, 2022
Class I	June 28, 2019
Class R6	June 28, 2019
Class Z	July 19, 2024
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions of Class A and Investor Class shares made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C and Class C2 shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C and Class C2 shares. Class I and Class R6 shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C and Class C2 shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Class Z shares are generally only available to existing holders of Class Z shares of the Fund. An investment minimum of $1,000 for Class Z shares applies and there is no subsequent investment minimum. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C and Class C2 shares are subject to higher distribution and/or service fees than Class A, Class Z and
Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income exempt from regular federal income tax.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining

64	NYLI MacKay Strategic Muni Allocation Fund

appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which
65

Notes to Financial Statements (continued)
there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and declares and pays distributions from net realized capital gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from

66	NYLI MacKay Strategic Muni Allocation Fund

non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Delayed Delivery Transactions.  The Fund may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Fund has sold a security it owns on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of October 31, 2025, are shown in the Portfolio of Investments.
(I) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse in an adverse economic environment. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
67

Notes to Financial Statements (continued)
The Fund maintains exposures to the Commonwealth of Puerto Rico ("Puerto Rico") as of October 31, 2025, that represent 3.2% of the Fund’s net assets, of which 5.3% are insured. Certain issuers in which the Fund may invest have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to service debt.
Despite significant challenges from the Covid pandemic and 2017 Irma and Maria hurricanes, Federal Covid and Hurricane Disaster relief funding have aided Puerto Rico's economy. However, there is no guarantee that Puerto Rico will be able to continue to utilize remaining federal disaster recovery funding given labor and project management challenges. Puerto Rico also faces longer term declining demographic trends, which could impair the ability for the territory to service its municipal debt obligations.
(J) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(K) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage its exposure to the securities markets or to movements in interest rates and currency values.
Fair value of derivative instruments as of October 31, 2025:
Liability Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(1,264,100)
Total Fair Value	$(1,264,100)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2025:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk
Futures Transactions	$897,592
Total Net Realized Gain (Loss)	$897,592

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk
Futures Contracts	$(1,264,100)
Total Net Change in Unrealized Appreciation (Depreciation)	$(1,264,100)

Average Notional Amount	Total
Futures Contracts Short	$(59,683,112)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.40% of the Fund's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of daily net assets: Class A, 0.77%, Class R6, 0.50% and Class Z, 0.79%. New York Life Investments

68	NYLI MacKay Strategic Muni Allocation Fund

will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement, to Investor Class, Class C, Class C2 and Class I shares. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2025, New York Life Investments earned fees from the Fund in the amount of $7,449,188 and paid the Subadvisor fees in the amount of $3,724,650.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 0.50%. Pursuant to the Class C2 Plan, Class C2 shares pay the Distributor a monthly distribution fee at an annual rate of 0.40% of the average daily net assets of the Class C2 shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C2 shares, for a total 12b-1 fee of 0.65%. Pursuant to the Class Z Plan, Class Z shares pay the Distributor a monthly distribution fee at an annual rate of 0.15% of the average daily net assets of the Class Z shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2025, were $7,220 and $25, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the year ended October 31, 2025, of $38,207 and $4,696, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$90,173	$—
Investor Class	58	—
Class C	12,766	—
Class C2	2,670	—
Class I	624,496	—
Class R6	722	—
Class Z	57,080	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
69

Notes to Financial Statements (continued)
(F) Capital. As of October 31, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class A	$28,569	0.0%‡
Investor Class	28,322	43.7
Class C	27,880	0.2
Class C2	27,527	0.8
Class R6	29,004	0.0‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of October 31, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$2,274,155,719	$56,254,468	$(4,198,070)	$52,056,398
As of October 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Undistributed Tax Exempt Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$—	$3,159,650	$(42,814,862)	$(7,008,466)	$52,056,398	$5,392,720
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to mark to market of futures contracts. The other temporary difference are primarily due to dividends payable.
The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of October 31, 2025 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$58,440	$(58,440)
The reclassifications for the Fund are primarily due to amortization and accretion on debt securities.
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $42,814,862 is subject to a limitation. This limitation is due to Internal Revenue Code Sections 381-384. Capital loss carryforwards, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund subject to the limitation described above.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$17,524	$25,291
During the years ended October 31, 2025 and October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$3,094,041	$1,472,288
Exempt Interest Dividends	64,811,708	39,491,175
Total	$67,905,749	$40,963,463
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.

70	NYLI MacKay Strategic Muni Allocation Fund

Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2025, purchases and sales of securities, other than short-term securities, were $1,696,446 and $873,693, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2025 and October 31, 2024, were as follows:
Class A	Shares	Amount
Year ended October 31, 2025:
Shares sold	17,193,801	$161,439,341
Shares issued to shareholders in reinvestment of distributions	645,136	6,073,923
Shares redeemed	(7,242,310)	(68,014,260)
Net increase (decrease)	10,596,627	$99,499,004
Year ended October 31, 2024:
Shares sold	14,117,435	$134,345,184
Shares issued in connection with the acquisition of Aquila Churchill Tax-Free Fund of Kentucky	646,110	6,154,842
Shares issued in connection with the acquisition of Aquila Narragansett Tax-Free Income Fund	6,852	65,269
Shares issued to shareholders in reinvestment of distributions	391,419	3,723,820
Shares redeemed	(3,984,437)	(37,812,383)
Net increase (decrease) in shares outstanding before conversion	11,177,379	106,476,732
Shares converted into Class A (See Note 1)	2,831	26,809
Net increase (decrease)	11,180,210	$106,503,541

Investor Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	1,472	$13,892
Shares issued to shareholders in reinvestment of distributions	222	2,088
Shares redeemed	(539)	(5,017)
Net increase (decrease)	1,155	$10,963
Year ended October 31, 2024:
Shares sold	270	$2,542
Shares issued to shareholders in reinvestment of distributions	188	1,790
Shares redeemed	(110)	(1,017)
Net increase (decrease)	348	$3,315

Class C	Shares	Amount
Year ended October 31, 2025:
Shares sold	817,024	$7,705,251
Shares issued to shareholders in reinvestment of distributions	35,372	332,542
Shares redeemed	(563,397)	(5,279,150)
Net increase (decrease)	288,999	$2,758,643
Year ended October 31, 2024:
Shares sold	882,106	$8,349,377
Shares issued in connection with the acquisition of Aquila Churchill Tax-Free Fund of Kentucky	97,639	928,442
Shares issued in connection with the acquisition of Aquila Narragansett Tax-Free Income Fund	66,690	634,152
Shares issued to shareholders in reinvestment of distributions	26,485	251,515
Shares redeemed	(283,288)	(2,689,264)
Net increase (decrease) in shares outstanding before conversion	789,632	7,474,222
Shares converted from Class C (See Note 1)	(2,834)	(26,809)
Net increase (decrease)	786,798	$7,447,413

Class C2	Shares	Amount
Year ended October 31, 2025:
Shares sold	189,980	$1,772,639
Shares issued to shareholders in reinvestment of distributions	9,057	85,136
Shares redeemed	(62,094)	(580,322)
Net increase (decrease)	136,943	$1,277,453
Year ended October 31, 2024:
Shares sold	199,714	$1,897,390
Shares issued to shareholders in reinvestment of distributions	4,564	43,375
Shares redeemed	(11,621)	(110,888)
Net increase (decrease)	192,657	$1,829,877

71

Notes to Financial Statements (continued)
Class I	Shares	Amount
Year ended October 31, 2025:
Shares sold	115,823,898	$1,087,599,778
Shares issued to shareholders in reinvestment of distributions	5,003,188	47,037,673
Shares redeemed	(49,700,513)	(464,549,386)
Net increase (decrease) in shares outstanding before conversion	71,126,573	670,088,065
Shares converted into Class I (See Note 1)	42,861	400,535
Net increase (decrease)	71,169,434	$670,488,600
Year ended October 31, 2024:
Shares sold	86,722,672	$818,914,462
Shares issued in connection with the acquisition of Aquila Churchill Tax-Free Fund of Kentucky	3,741,429	35,584,354
Shares issued in connection with the acquisition of Aquila Narragansett Tax-Free Income Fund	6,527,358	62,081,045
Shares issued to shareholders in reinvestment of distributions	3,206,904	30,464,493
Shares redeemed	(30,195,658)	(285,808,759)
Net increase (decrease) in shares outstanding before conversion	70,002,705	661,235,595
Shares converted into Class I (See Note 1)	20,653	196,406
Net increase (decrease)	70,023,358	$661,432,001

Class R6	Shares	Amount
Year ended October 31, 2025:
Shares sold	6,082,764	$57,308,433
Shares issued to shareholders in reinvestment of distributions	59,816	562,160
Shares redeemed	(562,580)	(5,279,509)
Net increase (decrease)	5,580,000	$52,591,084
Year ended October 31, 2024:
Shares sold	697,136	$6,628,238
Shares issued to shareholders in reinvestment of distributions	5,658	53,957
Shares redeemed	(146,361)	(1,400,203)
Net increase (decrease)	556,433	$5,281,992

Class Z	Shares	Amount
Year ended October 31, 2025:
Shares sold	134,196	$1,266,654
Shares issued to shareholders in reinvestment of distributions	425,026	4,002,934
Shares redeemed	(3,542,962)	(33,378,519)
Net increase (decrease) in shares outstanding before conversion	(2,983,740)	(28,108,931)
Shares converted from Class Z (See Note 1)	(42,806)	(400,535)
Net increase (decrease)	(3,026,546)	$(28,509,466)
Year ended October 31, 2024:(a)
Shares sold	37,374	$357,954
Shares issued in connection with the acquisition of Aquila Churchill Tax-Free Fund of Kentucky	10,027,637	95,523,270
Shares issued in connection with the acquisition of Aquila Narragansett Tax-Free Income Fund	7,869,702	74,966,784
Shares issued to shareholders in reinvestment of distributions	135,563	1,295,345
Shares redeemed	(2,094,004)	(20,034,201)
Net increase (decrease) in shares outstanding before conversion	15,976,272	152,109,152
Shares converted from Class Z (See Note 1)	(20,609)	(196,406)
Net increase (decrease)	15,955,663	$151,912,746

(a)	The inception of the class was July 19, 2024.
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.

72	NYLI MacKay Strategic Muni Allocation Fund

Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
73

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI MacKay Strategic Muni Allocation Fund (the Fund), one of the Funds constituting New York Life Investments Funds Trust, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the two-year period then ended, the period May 1, 2023 through October 31, 2023, and each of the years or periods in the three-year period ended April 30, 2023. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the two-year period then ended, the period May 1, 2023 through October 31, 2023, and each of the years or periods in the three-year period ended April 30, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, transfer agent, and brokers; when replies from brokers were not received, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 19, 2025
74	NYLI MacKay Strategic Muni Allocation Fund

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For Federal individual income tax purposes, the Fund designated 95.4% of the ordinary income dividends paid during its fiscal year ended October 31, 2025 as attributable to interest income from Tax Exempt Municipal Bonds. Such dividends are currently exempt from Federal income taxes under Section 103(a) of the Internal Revenue Code.
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2025.
75

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
76

NYLI Asset Allocation Funds

Annual Report - Financial Statements and Other Information
October 31, 2025
NYLI Conservative Allocation Fund
NYLI Moderate Allocation Fund
NYLI Growth Allocation Fund
NYLI Equity Allocation Fund

NYLI Conservative Allocation Fund
Portfolio of Investments October 31, 2025†^
	Shares	Value
Affiliated Investment Companies 88.9%
Equity Funds 36.3%
NYLI Candriam Emerging Markets Equity Fund Class R6 (a)	407,643	$ 5,656,819
NYLI Candriam International Equity ETF	170,467	5,859,156
NYLI Candriam U.S. Large Cap Equity ETF	201,513	10,940,262
NYLI Candriam U.S. Mid Cap Equity ETF	231,141	7,881,122
NYLI Epoch Capital Growth Fund Class I	77,539	1,299,605
NYLI Epoch International Choice Fund Class I	140,075	6,617,710
NYLI Epoch U.S. Equity Yield Fund Class R6 (a)	420,521	9,854,062
NYLI Fiera SMID Growth Fund Class R6	447,480	7,944,825
NYLI FTSE International Equity Currency Neutral ETF	233,834	7,487,365
NYLI PineStone International Equity Fund Class R6	233,926	4,187,633
NYLI PineStone U.S. Equity Fund Class R6	499,102	10,274,114
NYLI Winslow Large Cap Growth ETF	206,588	11,618,509
NYLI WMC Enduring Capital Fund Class R6	244,371	9,160,009
NYLI WMC Growth Fund Class R6 (a)	192,553	11,730,257
NYLI WMC International Research Equity Fund Class I	657,801	6,753,054
NYLI WMC Small Companies Fund Class I (a)	240,267	6,764,902
NYLI WMC Value Fund Class R6	273,193	9,471,754
Total Equity Funds (Cost $90,717,833)		133,501,158
Fixed Income Funds 52.6%
NYLI Candriam Emerging Markets Debt Fund Class I (a)	904,615	7,427,340
NYLI Floating Rate Fund Class R6 (a)	3,139,164	27,430,643
NYLI MacKay Core Plus Bond ETF (a)	1,821,794	38,966,170
NYLI MacKay High Income ETF (a)	381,206	10,092,429
NYLI MacKay High Yield Corporate Bond Fund Class R6	1,938,921	10,075,215
NYLI MacKay Securitized Income ETF (a)	1,154,544	30,271,104
NYLI MacKay Total Return Bond Fund Class R6 (a)	4,209,382	39,119,472
NYLI MacKay U.S. Infrastructure Bond Fund Class R6 (a)	3,909,362	30,295,208
Total Fixed Income Funds (Cost $191,897,634)		193,677,581
Total Affiliated Investment Companies (Cost $282,615,467)		327,178,739
	Shares	Value
Short-Term Investment 10.6%
Affiliated Investment Company 10.6%
NYLI U.S. Government Liquidity Fund, 3.895% (b)	38,834,958	$ 38,834,958
Total Short-Term Investment (Cost $38,834,958)	10.6%	38,834,958
Total Investments (Cost $321,450,425)	99.5%	366,013,697
Other Assets, Less Liabilities	0.5	1,912,334
Net Assets	100.0%	$ 367,926,031

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of October 31, 2025, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of October 31, 2025.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2025†^ (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI 500 International ETF	$ 197	$ —	$ (193)	$ 47	$ (51)	$ —	$ —	$ —	—
NYLI Candriam Emerging Markets Debt Fund Class I	—	8,049	(985)	5	359	7,428	311	—	905
NYLI Candriam Emerging Markets Equity Fund Class R6	5,771	147	(1,824)	345	1,218	5,657	40	—	408
NYLI Candriam International Equity ETF	5,861	317	(1,216)	43	854	5,859	152	—	170
NYLI Candriam U.S. Large Cap Equity ETF	10,869	641	(2,161)	420	1,171	10,940	127	—	202
NYLI Candriam U.S. Mid Cap Equity ETF	8,520	749	(1,795)	114	293	7,881	101	—	231
NYLI CBRE NextGen Real Estate ETF	1,568	—	(1,547)	117	(138)	—	—	—	—
NYLI Epoch Capital Growth Fund Class I	1,345	61	(213)	23	84	1,300	8	52	78
NYLI Epoch International Choice Fund Class I	6,021	682	(1,105)	18	1,002	6,618	98	—	140
NYLI Epoch U.S. Equity Yield Fund Class R6	10,008	1,068	(1,216)	(45)	39	9,854	243	734	421
NYLI Fiera SMID Growth Fund Class R6	8,656	1,163	(2,284)	78	332	7,945	—	220	447
NYLI Floating Rate Fund Class R6	19,442	10,671	(2,380)	(71)	(231)	27,431	1,370	—	3,139
NYLI FTSE International Equity Currency Neutral ETF	7,609	95	(1,578)	448	913	7,487	227	4	234
NYLI MacKay Convertible Fund Class I	7,688	404	(8,602)	967	(457)	—	266	138	—
NYLI MacKay Core Plus Bond ETF (a)	41,101	768	(3,302)	(185)	584	38,966	2,143	—	1,822
NYLI MacKay High Income ETF (b)	6,378	4,064	(301)	2	(51)	10,092	485	84	381
NYLI MacKay High Yield Corporate Bond Fund Class R6	6,389	4,462	(764)	6	(18)	10,075	455	—	1,939
NYLI MacKay Securitized Income ETF	31,802	734	(2,691)	27	399	30,271	1,740	67	1,155
NYLI MacKay Short Duration High Income Fund Class I	16,295	502	(16,798)	59	(58)	—	503	—	—
NYLI MacKay Total Return Bond Fund Class R6	41,050	2,374	(4,950)	(851)	1,496	39,119	2,049	—	4,209
NYLI MacKay U.S. Infrastructure Bond Fund Class R6	31,867	1,825	(4,132)	(19)	754	30,295	1,424	—	3,909
NYLI PineStone International Equity Fund Class R6	4,934	866	(1,875)	78	185	4,188	36	—	234
NYLI PineStone U.S. Equity Fund Class R6	10,255	475	(1,174)	9	709	10,274	60	102	499
NYLI Short Term Bond Fund Class I	3,867	196	(4,085)	28	(6)	—	126	—	—
NYLI U.S. Government Liquidity Fund	37,865	72,082	(71,112)	—	—	38,835	1,527	—	38,835
NYLI Winslow Large Cap Growth ETF	8,475	3,174	(2,357)	27	2,300	11,619	—	150	207
NYLI Winslow Large Cap Growth Fund Class R6	2,884	279	(3,155)	1,767	(1,775)	—	—	280	—
NYLI WMC Enduring Capital Fund Class R6	9,540	987	(1,042)	(7)	(318)	9,160	54	—	244
NYLI WMC Growth Fund Class R6	10,961	1,005	(2,450)	312	1,902	11,730	—	423	193
NYLI WMC International Research Equity Fund Class I	6,450	241	(1,592)	123	1,531	6,753	115	—	658
NYLI WMC Small Companies Fund Class I	7,524	1,564	(3,179)	240	616	6,765	25	—	240
NYLI WMC Value Fund Class R6	9,651	532	(938)	(17)	244	9,472	153	320	273
	$380,843	$120,177	$(152,996)	$4,108	$13,882	$366,014	$13,838	$2,574

(a)	Prior to December 04, 2024, known as NYLI MacKay ESG Core Plus Bond ETF.
(b)	Prior to February 14, 2025, known as NYLI MacKay ESG High Income ETF.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Conservative Allocation Fund

Swap Contracts
Open OTC total return equity swap contracts as of October 31, 2025 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.43%	12/1/25	Daily	4,660	$ —
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 0.40%	12/1/25	Daily	(3,749)	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF plus 0.40%	12/1/25	Daily	3,643	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.40%	12/1/25	Daily	6,041	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.49%	4/8/26	Daily	2,453	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.95%	12/1/25	Daily	9,984	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/25	Daily	2,499	—
						$ —

1.	As of October 31, 2025, cash in the amount $1,633,000 was pledged to brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of October 31, 2025.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 133,501,158	$ —	$ —	$ 133,501,158
Fixed Income Funds	193,677,581	—	—	193,677,581
Total Affiliated Investment Companies	327,178,739	—	—	327,178,739
Short-Term Investment
Affiliated Investment Company	38,834,958	—	—	38,834,958
Total Investments in Securities	$ 366,013,697	$ —	$ —	$ 366,013,697

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in affiliated investment companies, at value (identified cost $321,450,425)	$366,013,697
Cash collateral on deposit at broker for swap contracts	1,633,000
Receivables:
Dividends and interest on OTC swaps contracts	425,023
Dividends	122,304
Fund shares sold	54,589
Other assets	44,538
Total assets	368,293,151
Liabilities
Payables:
Fund shares redeemed	189,456
NYLIFE Distributors (See Note 3)	81,775
Transfer agent (See Note 3)	59,653
Shareholder communication	20,975
Custodian	8,261
Professional fees	2,985
Manager (See Note 3)	2,351
Trustees	470
Accrued expenses	1,194
Total liabilities	367,120
Net assets	$367,926,031
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$29,148
Additional paid-in-capital	317,050,008
317,079,156
Total distributable earnings (loss)	50,846,875
Net assets	$367,926,031
Class A
Net assets applicable to outstanding shares	$325,649,425
Shares of beneficial interest outstanding	25,791,496
Net asset value per share outstanding	$12.63
Maximum sales charge (3.00% of offering price)	0.39
Maximum offering price per share outstanding	$13.02
Investor Class
Net assets applicable to outstanding shares	$26,920,611
Shares of beneficial interest outstanding	2,133,546
Net asset value per share outstanding	$12.62
Maximum sales charge (2.50% of offering price)	0.32
Maximum offering price per share outstanding	$12.94
Class C
Net assets applicable to outstanding shares	$5,867,615
Shares of beneficial interest outstanding	474,884
Net asset value and offering price per share outstanding	$12.36
Class I
Net assets applicable to outstanding shares	$4,863,898
Shares of beneficial interest outstanding	379,988
Net asset value and offering price per share outstanding	$12.80
SIMPLE Class
Net assets applicable to outstanding shares	$4,624,482
Shares of beneficial interest outstanding	367,721
Net asset value and offering price per share outstanding	$12.58

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Conservative Allocation Fund

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Dividend distributions from affiliated investment companies	$13,837,551
Expenses
Distribution/Service—Class A (See Note 3)	812,115
Distribution/Service—Investor Class (See Note 3)	71,517
Distribution/Service—Class B (See Note 3)(a)	1,244
Distribution/Service—Class C (See Note 3)	69,691
Distribution/Service—SIMPLE Class (See Note 3)	20,055
Transfer agent (See Note 3)	322,031
Registration	87,849
Professional fees	74,728
Shareholder communication	50,956
Custodian	42,315
Trustees	9,368
Miscellaneous	16,416
Total expenses before waiver/reimbursement	1,578,285
Expense waiver/reimbursement from Manager (See Note 3)	(54,397)
Net expenses	1,523,888
Net investment income (loss)	12,313,663
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investment company transactions	4,108,039
Realized capital gain distributions from affiliated investment companies	2,574,351
Swap transactions	(3,261,367)
Net realized gain (loss)	3,421,023
Net change in unrealized appreciation (depreciation) on: Affiliated investments companies	13,881,542
Net realized and unrealized gain (loss)	17,302,565
Net increase (decrease) in net assets resulting from operations	$29,616,228

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the years ended October 31, 2025 and October 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$12,313,663	$13,757,465
Net realized gain (loss)	3,421,023	7,440,023
Net change in unrealized appreciation (depreciation)	13,881,542	43,115,660
Net increase (decrease) in net assets resulting from operations	29,616,228	64,313,148
Distributions to shareholders:
Class A	(11,999,608)	(9,537,071)
Investor Class	(1,028,795)	(838,840)
Class B(a)	(6,008)	(33,951)
Class C	(229,664)	(203,415)
Class I	(207,883)	(204,701)
Class R2(b)	—	(1,156)
Class R3(b)	—	(17,224)
SIMPLE Class	(130,830)	(78,480)
Total distributions to shareholders	(13,602,788)	(10,914,838)
Capital share transactions:
Net proceeds from sales of shares	26,551,547	26,394,953
Net asset value of shares issued to shareholders in reinvestment of distributions	13,460,262	10,800,605
Cost of shares redeemed	(69,066,981)	(80,741,142)
Increase (decrease) in net assets derived from capital share transactions	(29,055,172)	(43,545,584)
Net increase (decrease) in net assets	(13,041,732)	9,852,726
Net Assets
Beginning of year	380,967,763	371,115,037
End of year	$367,926,031	$380,967,763

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Conservative Allocation Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2025	2024	2023	2022	2021
Net asset value at beginning of year	$12.08	$10.52	$10.74	$13.53	$12.23
Net investment income (loss) (a)	0.40	0.42	0.37	0.25	0.22
Net realized and unrealized gain (loss)	0.59	1.48	(0.10)	(2.02)	1.64
Total from investment operations	0.99	1.90	0.27	(1.77)	1.86
Less distributions:
From net investment income	(0.34)	(0.34)	(0.12)	(0.44)	(0.19)
From net realized gain on investments	(0.10)	—	(0.19)	(0.58)	(0.37)
Return of capital	—	—	(0.18)	—	—
Total distributions	(0.44)	(0.34)	(0.49)	(1.02)	(0.56)
Net asset value at end of year	$12.63	$12.08	$10.52	$10.74	$13.53
Total investment return (b)	8.52%	18.12%	2.41%	(14.05)%	15.51%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.36%	3.58%	3.34%	2.09%	1.67%
Net expenses (c)	0.38%	0.37%	0.37%	0.35%	0.37%
Portfolio turnover rate	14%	37%	19%	38%	25%
Net assets at end of year (in 000’s)	$325,649	$332,535	$312,385	$336,711	$419,554

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Investor Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$12.08	$10.52	$10.74	$13.53	$12.23
Net investment income (loss) (a)	0.38	0.40	0.35	0.22	0.20
Net realized and unrealized gain (loss)	0.59	1.48	(0.11)	(2.01)	1.64
Total from investment operations	0.97	1.88	0.24	(1.79)	1.84
Less distributions:
From net investment income	(0.33)	(0.32)	(0.10)	(0.42)	(0.17)
From net realized gain on investments	(0.10)	—	(0.19)	(0.58)	(0.37)
Return of capital	—	—	(0.17)	—	—
Total distributions	(0.43)	(0.32)	(0.46)	(1.00)	(0.54)
Net asset value at end of year	$12.62	$12.08	$10.52	$10.74	$13.53
Total investment return (b)	8.28%	17.91%	2.22%	(14.22)%	15.33%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.19%	3.40%	3.16%	1.90%	1.49%
Net expenses (c)	0.55%	0.55%	0.55%	0.55%	0.55%
Expenses (before waiver/reimbursement) (c)	0.70%	0.68%	0.67%	0.57%	0.64%
Portfolio turnover rate	14%	37%	19%	38%	25%
Net assets at end of year (in 000's)	$26,921	$29,765	$31,065	$33,625	$41,154

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2025	2024	2023	2022	2021
Net asset value at beginning of year	$11.85	$10.32	$10.54	$13.29	$12.07
Net investment income (loss) (a)	0.29	0.31	0.26	0.13	0.09
Net realized and unrealized gain (loss)	0.58	1.44	(0.10)	(1.97)	1.62
Total from investment operations	0.87	1.75	0.16	(1.84)	1.71
Less distributions:
From net investment income	(0.26)	(0.22)	(0.05)	(0.33)	(0.12)
From net realized gain on investments	(0.10)	—	(0.19)	(0.58)	(0.37)
Return of capital	—	—	(0.14)	—	—
Total distributions	(0.36)	(0.22)	(0.38)	(0.91)	(0.49)
Net asset value at end of year	$12.36	$11.85	$10.32	$10.54	$13.29
Total investment return (b)	7.54%	17.03%	1.45%	(14.87)%	14.41%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.49%	2.68%	2.41%	1.13%	0.73%
Net expenses (c)	1.30%	1.30%	1.30%	1.30%	1.30%
Expenses (before waiver/reimbursement) (c)	1.45%	1.44%	1.43%	1.32%	1.39%
Portfolio turnover rate	14%	37%	19%	38%	25%
Net assets at end of year (in 000’s)	$5,868	$8,872	$12,276	$18,099	$29,825

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Class I	2025	2024	2023	2022	2021
Net asset value at beginning of year	$12.23	$10.65	$10.87	$13.68	$12.36
Net investment income (loss) (a)	0.44	0.46	0.40	0.28	0.25
Net realized and unrealized gain (loss)	0.60	1.49	(0.11)	(2.04)	1.66
Total from investment operations	1.04	1.95	0.29	(1.76)	1.91
Less distributions:
From net investment income	(0.37)	(0.37)	(0.14)	(0.47)	(0.22)
From net realized gain on investments	(0.10)	—	(0.19)	(0.58)	(0.37)
Return of capital	—	—	(0.18)	—	—
Total distributions	(0.47)	(0.37)	(0.51)	(1.05)	(0.59)
Net asset value at end of year	$12.80	$12.23	$10.65	$10.87	$13.68
Total investment return (b)	8.78%	18.37%	2.63%	(13.82)%	15.79%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.62%	3.88%	3.58%	2.33%	1.91%
Net expenses (c)	0.13%	0.12%	0.12%	0.10%	0.12%
Portfolio turnover rate	14%	37%	19%	38%	25%
Net assets at end of year (in 000’s)	$4,864	$5,582	$7,385	$6,412	$8,909

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Conservative Allocation Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
SIMPLE Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$12.04	$10.49	$10.71	$13.50	$12.23
Net investment income (loss) (a)	0.37	0.39	0.33	0.20	0.17
Net realized and unrealized gain (loss)	0.59	1.47	(0.11)	(2.02)	1.63
Total from investment operations	0.96	1.86	0.22	(1.82)	1.80
Less distributions:
From net investment income	(0.32)	(0.31)	(0.10)	(0.39)	(0.16)
From net realized gain on investments	(0.10)	—	(0.19)	(0.58)	(0.37)
Return of capital	—	—	(0.15)	—	—
Total distributions	(0.42)	(0.31)	(0.44)	(0.97)	(0.53)
Net asset value at end of year	$12.58	$12.04	$10.49	$10.71	$13.50
Total investment return (b)	8.29%	17.84%	2.04%	(14.45)%	14.98%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.10%	3.30%	2.97%	1.74%	1.27%
Net expenses (c)	0.61%	0.60%	0.72%	0.80%	0.80%
Expenses (before waiver/reimbursement) (c)	0.61%	0.60%	0.72%	0.80%	0.89%
Portfolio turnover rate	14%	37%	19%	38%	25%
Net assets at end of year (in 000’s)	$4,624	$3,472	$2,117	$1,301	$304

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

NYLI Moderate Allocation Fund
Portfolio of Investments October 31, 2025†^
	Shares	Value
Affiliated Investment Companies 89.1%
Equity Funds 56.4%
NYLI Candriam Emerging Markets Equity Fund Class R6 (a)	1,471,411	$ 20,418,625
NYLI Candriam International Equity ETF (a)	602,419	20,705,864
NYLI Candriam U.S. Large Cap Equity ETF (a)	737,866	40,059,188
NYLI Candriam U.S. Mid Cap Equity ETF (a)	690,477	23,542,918
NYLI Epoch Capital Growth Fund Class I	167,947	2,814,898
NYLI Epoch International Choice Fund Class I (a)	489,858	23,142,899
NYLI Epoch U.S. Equity Yield Fund Class R6 (a)	1,473,805	34,535,679
NYLI Fiera SMID Growth Fund Class R6 (a)	1,335,113	23,704,394
NYLI FTSE International Equity Currency Neutral ETF	506,492	16,217,874
NYLI PineStone International Equity Fund Class R6	856,662	15,335,537
NYLI PineStone U.S. Equity Fund Class R6 (a)	1,791,562	36,879,652
NYLI Winslow Large Cap Growth ETF (a)	777,078	43,702,867
NYLI WMC Enduring Capital Fund Class R6 (a)	833,000	31,224,267
NYLI WMC Growth Fund Class R6 (a)	725,412	44,191,738
NYLI WMC International Research Equity Fund Class I (a)	2,300,032	23,612,354
NYLI WMC Small Companies Fund Class I (a)	613,968	17,286,753
NYLI WMC Value Fund Class R6 (a)	939,710	32,580,228
Total Equity Funds (Cost $309,175,703)		449,955,735
Fixed Income Funds 32.7%
NYLI Candriam Emerging Markets Debt Fund Class I (a)	1,959,431	16,087,909
NYLI Floating Rate Fund Class R6 (a)	4,533,227	39,612,248
NYLI MacKay Core Plus Bond ETF (a)	2,386,902	51,053,208
NYLI MacKay High Income ETF (a)	450,412	11,924,658
NYLI MacKay High Yield Corporate Bond Fund Class R6	2,290,941	11,904,417
NYLI MacKay Securitized Income ETF (a)	1,513,772	39,689,739
NYLI MacKay Total Return Bond Fund Class R6 (a)	5,507,867	51,186,812
	Shares	Value

Fixed Income Funds (continued)
NYLI MacKay U.S. Infrastructure Bond Fund Class R6 (a)	5,112,236	$ 39,616,762
Total Fixed Income Funds (Cost $256,807,630)		261,075,753
Total Affiliated Investment Companies (Cost $565,983,333)		711,031,488
Short-Term Investment 10.6%
Affiliated Investment Company 10.6%
NYLI U.S. Government Liquidity Fund, 3.895% (a)(b)	85,188,964	85,188,964
Total Short-Term Investment (Cost $85,188,964)	10.6%	85,188,964
Total Investments (Cost $651,172,297)	99.7%	796,220,452
Other Assets, Less Liabilities	0.3	1,997,012
Net Assets	100.0%	$ 798,217,464

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of October 31, 2025, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of October 31, 2025.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Moderate Allocation Fund

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI 500 International ETF	$ 3,174	$ —	$ (3,099)	$ 572	$ (647)	$ —	$ —	$ —	—
NYLI Candriam Emerging Markets Debt Fund Class I	—	17,223	(1,910)	—(a)	775	16,088	660	—	1,959
NYLI Candriam Emerging Markets Equity Fund Class R6	19,847	949	(5,875)	994	4,504	20,419	138	—	1,471
NYLI Candriam International Equity ETF	19,670	1,976	(4,029)	115	2,974	20,706	524	—	602
NYLI Candriam U.S. Large Cap Equity ETF	39,203	1,029	(5,797)	1,257	4,367	40,059	452	—	738
NYLI Candriam U.S. Mid Cap Equity ETF	24,692	2,816	(5,165)	252	948	23,543	300	—	690
NYLI CBRE NextGen Real Estate ETF	3,126	—	(3,084)	236	(278)	—	—	—	—
NYLI Epoch Capital Growth Fund Class I	2,811	127	(346)	29	194	2,815	17	111	168
NYLI Epoch International Choice Fund Class I	20,169	3,333	(3,880)	36	3,485	23,143	332	—	490
NYLI Epoch U.S. Equity Yield Fund Class R6	34,543	4,216	(4,193)	(161)	131	34,536	833	2,529	1,474
NYLI Fiera SMID Growth Fund Class R6	25,172	4,585	(7,247)	227	967	23,704	—	671	1,335
NYLI Floating Rate Fund Class R6	20,491	21,878	(2,445)	(77)	(235)	39,612	1,480	—	4,533
NYLI FTSE International Equity Currency Neutral ETF	15,934	635	(3,236)	694	2,191	16,218	482	8	506
NYLI MacKay Convertible Fund Class I	16,205	859	(18,131)	2,028	(961)	—	563	293	—
NYLI MacKay Core Plus Bond ETF (b)	52,436	2,931	(4,831)	(284)	801	51,053	2,746	—	2,387
NYLI MacKay High Income ETF (c)	9,371	3,259	(616)	(12)	(77)	11,925	681	125	450
NYLI MacKay High Yield Corporate Bond Fund Class R6	9,387	3,552	(1,019)	—(a)	(16)	11,904	622	—	2,291
NYLI MacKay Securitized Income ETF	40,573	2,504	(3,938)	(11)	562	39,690	2,229	86	1,514
NYLI MacKay Short Duration High Income Fund Class I	22,080	615	(22,730)	77	(42)	—	516	—	—
NYLI MacKay Total Return Bond Fund Class R6	52,374	4,474	(6,490)	(959)	1,788	51,187	2,631	—	5,508
NYLI MacKay U.S. Infrastructure Bond Fund Class R6	40,659	3,431	(5,420)	(23)	970	39,617	1,826	—	5,112
NYLI PineStone International Equity Fund Class R6	16,850	3,571	(6,000)	170	745	15,336	124	—	857
NYLI PineStone U.S. Equity Fund Class R6	36,453	1,731	(3,773)	(16)	2,485	36,880	213	363	1,792
NYLI Short Term Bond Fund Class I	8,151	595	(8,794)	61	(13)	—	266	—	—
NYLI U.S. Government Liquidity Fund	82,483	142,658	(139,952)	—	—	85,189	3,248	—	85,189
NYLI Winslow Large Cap Growth ETF	20,711	15,878	(732)	10	7,836	43,703	—	338	777
NYLI Winslow Large Cap Growth Fund Class R6	20,897	2,878	(22,751)	10,011	(11,035)	—	—	2,878	—
NYLI WMC Enduring Capital Fund Class R6	32,215	3,878	(3,728)	84	(1,226)	31,223	183	—	833
NYLI WMC Growth Fund Class R6	40,362	3,984	(8,200)	732	7,314	44,192	—	1,546	725
NYLI WMC International Research Equity Fund Class I	21,512	1,528	(5,124)	356	5,340	23,612	389	—	2,300
NYLI WMC Small Companies Fund Class I	19,209	5,754	(10,045)	834	1,535	17,287	68	—	614
NYLI WMC Value Fund Class R6	32,325	2,272	(2,794)	(48)	824	32,579	514	1,074	940
	$803,085	$265,119	$(325,374)	$17,184	$36,206	$796,220	$22,037	$10,022

(a)	Less than $500.
(b)	Prior to December 04, 2024, known as NYLI MacKay ESG Core Plus Bond ETF.
(c)	Prior to February 14, 2025, known as NYLI MacKay ESG High Income ETF.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments October 31, 2025†^ (continued)
Swap Contracts
Open OTC total return equity swap contracts as of October 31, 2025 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.42%	12/1/25	Daily	9,633	$ —
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 0.40%	12/1/25	Daily	(8,091)	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF plus 0.40%	12/1/25	Daily	7,919	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.40%	12/1/25	Daily	13,029	—
JPMorgan Chase Bank NA	J.P. Morgan IDEX Pure Size Short Index	1 day FEDF minus 0.13% - plus 0.13%	6/18/26	Daily	(3,373)	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.49%	4/8/26	Daily	3,538	—
Citibank NA	S&P 500 Financials Index	1 day FEDF plus 0.45%	12/1/25	Daily	(882)	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.95%	12/1/25	Daily	25,932	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/25	Daily	7,106	—
						$ —

1.	As of October 31, 2025, cash in the amount $1,400,000 was pledged to one broker and cash in the amount of $1,000,000 was pledged to the Fund by one broker for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of October 31, 2025.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 449,955,735	$ —	$ —	$ 449,955,735
Fixed Income Funds	261,075,753	—	—	261,075,753
Total Affiliated Investment Companies	711,031,488	—	—	711,031,488
Short-Term Investment
Affiliated Investment Company	85,188,964	—	—	85,188,964
Total Investments in Securities	$ 796,220,452	$ —	$ —	$ 796,220,452

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI Moderate Allocation Fund

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in affiliated investment companies, at value (identified cost $651,172,297)	$796,220,452
Cash collateral on deposit at broker for swap contracts	1,400,000
Receivables:
Dividends and interest on OTC swaps contracts	991,509
Fund shares sold	295,462
Dividends	274,362
Other assets	45,799
Total assets	799,227,584
Liabilities
Payables:
Fund shares redeemed	616,833
NYLIFE Distributors (See Note 3)	175,369
Transfer agent (See Note 3)	128,632
Shareholder communication	38,426
Custodian	14,670
Manager (See Note 3)	7,132
Professional fees	6,126
Trustees	897
Accrued expenses	22,035
Total liabilities	1,010,120
Net assets	$798,217,464
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$53,832
Additional paid-in-capital	624,379,264
624,433,096
Total distributable earnings (loss)	173,784,368
Net assets	$798,217,464
Class A
Net assets applicable to outstanding shares	$699,707,394
Shares of beneficial interest outstanding	47,194,599
Net asset value per share outstanding	$14.83
Maximum sales charge (3.00% of offering price)	0.46
Maximum offering price per share outstanding	$15.29
Investor Class
Net assets applicable to outstanding shares	$67,118,794
Shares of beneficial interest outstanding	4,516,335
Net asset value per share outstanding	$14.86
Maximum sales charge (2.50% of offering price)	0.38
Maximum offering price per share outstanding	$15.24
Class C
Net assets applicable to outstanding shares	$7,839,804
Shares of beneficial interest outstanding	539,016
Net asset value and offering price per share outstanding	$14.54
Class I
Net assets applicable to outstanding shares	$8,442,053
Shares of beneficial interest outstanding	563,578
Net asset value and offering price per share outstanding	$14.98
SIMPLE Class
Net assets applicable to outstanding shares	$15,109,419
Shares of beneficial interest outstanding	1,018,459
Net asset value and offering price per share outstanding	$14.84

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Dividend distributions from affiliated investment companies	$22,037,009
Expenses
Distribution/Service—Class A (See Note 3)	1,700,402
Distribution/Service—Investor Class (See Note 3)	181,052
Distribution/Service—Class B (See Note 3)(a)	4,237
Distribution/Service—Class C (See Note 3)	91,447
Distribution/Service—SIMPLE Class (See Note 3)	64,619
Transfer agent (See Note 3)	697,094
Shareholder communication	122,888
Professional fees	99,374
Registration	90,971
Custodian	59,048
Trustees	19,613
Miscellaneous	49,091
Total expenses before waiver/reimbursement	3,179,836
Expense waiver/reimbursement from Manager (See Note 3)	(118,591)
Net expenses	3,061,245
Net investment income (loss)	18,975,764
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investment company transactions	17,183,791
Realized capital gain distributions from affiliated investment companies	10,021,949
Swap transactions	(6,735,672)
Net realized gain (loss)	20,470,068
Net change in unrealized appreciation (depreciation) on: Affiliated investments companies	36,206,042
Net realized and unrealized gain (loss)	56,676,110
Net increase (decrease) in net assets resulting from operations	$75,651,874

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI Moderate Allocation Fund

Statements of Changes in Net Assets
for the years ended October 31, 2025 and October 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$18,975,764	$20,765,429
Net realized gain (loss)	20,470,068	32,169,019
Net change in unrealized appreciation (depreciation)	36,206,042	96,686,661
Net increase (decrease) in net assets resulting from operations	75,651,874	149,621,109
Distributions to shareholders:
Class A	(43,015,232)	(2,395,326)
Investor Class	(4,440,411)	(143,883)
Class B(a)	(58,349)	—
Class C	(536,174)	—
Class I	(572,397)	(48,416)
Class R2(b)	—	(469)
Class R3(b)	—	(276)
SIMPLE Class	(697,866)	(1,931)
Total distributions to shareholders	(49,320,429)	(2,590,301)
Capital share transactions:
Net proceeds from sales of shares	50,854,689	57,330,158
Net asset value of shares issued to shareholders in reinvestment of distributions	49,044,736	2,571,152
Cost of shares redeemed	(130,775,546)	(120,382,450)
Increase (decrease) in net assets derived from capital share transactions	(30,876,121)	(60,481,140)
Net increase (decrease) in net assets	(4,544,676)	86,549,668
Net Assets
Beginning of year	802,762,140	716,212,472
End of year	$798,217,464	$802,762,140

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2025	2024	2023	2022	2021
Net asset value at beginning of year	$14.35	$11.86	$12.14	$15.64	$13.41
Net investment income (loss) (a)	0.34	0.36	0.32	0.22	0.20
Net realized and unrealized gain (loss)	1.04	2.18	0.07	(2.35)	2.83
Total from investment operations	1.38	2.54	0.39	(2.13)	3.03
Less distributions:
From net investment income	(0.49)	(0.05)	(0.13)	(0.53)	(0.23)
From net realized gain on investments	(0.41)	—	(0.54)	(0.84)	(0.57)
Total distributions	(0.90)	(0.05)	(0.67)	(1.37)	(0.80)
Net asset value at end of year	$14.83	$14.35	$11.86	$12.14	$15.64
Total investment return (b)	10.22%	21.43%	3.24%	(14.97)%	23.28%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.45%	2.66%	2.59%	1.65%	1.32%
Net expenses (c)	0.36%	0.35%	0.35%	0.34%	0.35%
Portfolio turnover rate	17%	38%	23%	32%	29%
Net assets at end of year (in 000’s)	$699,707	$693,450	$599,019	$605,511	$721,363

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Investor Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$14.37	$11.87	$12.16	$15.65	$13.42
Net investment income (loss) (a)	0.32	0.34	0.29	0.19	0.17
Net realized and unrealized gain (loss)	1.03	2.18	0.06	(2.34)	2.82
Total from investment operations	1.35	2.52	0.35	(2.15)	2.99
Less distributions:
From net investment income	(0.45)	(0.02)	(0.10)	(0.50)	(0.19)
From net realized gain on investments	(0.41)	—	(0.54)	(0.84)	(0.57)
Total distributions	(0.86)	(0.02)	(0.64)	(1.34)	(0.76)
Net asset value at end of year	$14.86	$14.37	$11.87	$12.16	$15.65
Total investment return (b)	9.98%	21.27%	2.92%	(15.08)%	22.97%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.27%	2.48%	2.40%	1.45%	1.12%
Net expenses (c)	0.55%	0.55%	0.55%	0.55%	0.55%
Expenses (before waiver/reimbursement) (c)	0.69%	0.69%	0.69%	0.61%	0.67%
Portfolio turnover rate	17%	38%	23%	32%	29%
Net assets at end of year (in 000's)	$67,119	$75,919	$78,972	$84,180	$101,233

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI Moderate Allocation Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2025	2024	2023	2022	2021
Net asset value at beginning of year	$14.05	$11.68	$11.96	$15.42	$13.23
Net investment income (loss) (a)	0.22	0.23	0.20	0.09	0.06
Net realized and unrealized gain (loss)	1.00	2.14	0.07	(2.32)	2.79
Total from investment operations	1.22	2.37	0.27	(2.23)	2.85
Less distributions:
From net investment income	(0.32)	—	(0.01)	(0.39)	(0.09)
From net realized gain on investments	(0.41)	—	(0.54)	(0.84)	(0.57)
Total distributions	(0.73)	—	(0.55)	(1.23)	(0.66)
Net asset value at end of year	$14.54	$14.05	$11.68	$11.96	$15.42
Total investment return (b)	9.13%	20.29%	2.21%	(15.76)%	22.05%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.57%	1.75%	1.66%	0.70%	0.40%
Net expenses (c)	1.30%	1.30%	1.30%	1.30%	1.30%
Expenses (before waiver/reimbursement) (c)	1.44%	1.44%	1.44%	1.36%	1.42%
Portfolio turnover rate	17%	38%	23%	32%	29%
Net assets at end of year (in 000’s)	$7,840	$11,308	$14,105	$19,531	$30,309

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Class I	2025	2024	2023	2022	2021
Net asset value at beginning of year	$14.49	$11.97	$12.25	$15.77	$13.52
Net investment income (loss) (a)	0.38	0.40	0.35	0.26	0.23
Net realized and unrealized gain (loss)	1.05	2.20	0.07	(2.37)	2.85
Total from investment operations	1.43	2.60	0.42	(2.11)	3.08
Less distributions:
From net investment income	(0.53)	(0.08)	(0.16)	(0.57)	(0.26)
From net realized gain on investments	(0.41)	—	(0.54)	(0.84)	(0.57)
Total distributions	(0.94)	(0.08)	(0.70)	(1.41)	(0.83)
Net asset value at end of year	$14.98	$14.49	$11.97	$12.25	$15.77
Total investment return (b)	10.48%	21.78%	3.49%	(14.76)%	23.52%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.71%	2.91%	2.85%	1.91%	1.55%
Net expenses (c)	0.11%	0.10%	0.10%	0.09%	0.10%
Portfolio turnover rate	17%	38%	23%	32%	29%
Net assets at end of year (in 000’s)	$8,442	$8,867	$7,595	$8,483	$11,150

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Financial Highlights selected per share data and ratios
	Year Ended October 31,
SIMPLE Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$14.36	$11.86	$12.13	$15.62	$13.42
Net investment income (loss) (a)	0.30	0.32	0.27	0.15	0.11
Net realized and unrealized gain (loss)	1.05	2.18	0.07	(2.34)	2.84
Total from investment operations	1.35	2.50	0.34	(2.19)	2.95
Less distributions:
From net investment income	(0.46)	(0.00)‡	(0.07)	(0.46)	(0.18)
From net realized gain on investments	(0.41)	—	(0.54)	(0.84)	(0.57)
Total distributions	(0.87)	—	(0.61)	(1.30)	(0.75)
Net asset value at end of year	$14.84	$14.36	$11.86	$12.13	$15.62
Total investment return (b)	9.98%	21.11%	2.81%	(15.33)%	22.61%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.16%	2.34%	2.16%	1.19%	0.75%
Net expenses (c)	0.61%	0.61%	0.72%	0.80%	0.80%
Expenses (before waiver/reimbursement) (c)	0.61%	0.61%	0.72%	0.86%	0.92%
Portfolio turnover rate	17%	38%	23%	32%	29%
Net assets at end of year (in 000’s)	$15,109	$11,083	$6,734	$3,013	$853

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI Moderate Allocation Fund

NYLI Growth Allocation Fund
Portfolio of Investments October 31, 2025†^
	Shares	Value
Affiliated Investment Companies 89.2%
Equity Funds 76.3%
NYLI Candriam Emerging Markets Equity Fund Class R6 (a)	2,203,085	$ 30,571,994
NYLI Candriam International Equity ETF (a)	893,633	30,715,239
NYLI Candriam U.S. Large Cap Equity ETF (a)	916,494	49,757,009
NYLI Candriam U.S. Mid Cap Equity ETF (a)	1,378,619	47,006,221
NYLI Epoch Capital Growth Fund Class I	179,614	3,010,432
NYLI Epoch International Choice Fund Class I (a)	723,123	34,163,296
NYLI Epoch U.S. Equity Yield Fund Class R6 (a)	2,052,687	48,100,607
NYLI Fiera SMID Growth Fund Class R6 (a)	2,671,579	47,432,820
NYLI FTSE International Equity Currency Neutral ETF	541,685	17,344,754
NYLI PineStone International Equity Fund Class R6 (a)	1,290,671	23,104,951
NYLI PineStone U.S. Equity Fund Class R6 (a)	2,292,932	47,200,457
NYLI Winslow Large Cap Growth ETF (a)	899,443	50,584,674
NYLI WMC Enduring Capital Fund Class R6 (a)	1,206,798	45,235,742
NYLI WMC Growth Fund Class R6 (a)	812,200	49,478,828
NYLI WMC International Research Equity Fund Class I (a)	3,395,461	34,858,138
NYLI WMC Small Companies Fund Class I (a)	1,643,010	46,260,261
NYLI WMC Value Fund Class R6 (a)	1,375,811	47,700,043
Total Equity Funds (Cost $457,292,670)		652,525,466
Fixed Income Funds 12.9%
NYLI Candriam Emerging Markets Debt Fund Class I (a)	2,095,548	17,205,497
NYLI Floating Rate Fund Class R6 (a)	4,857,180	42,443,008
NYLI MacKay Core Plus Bond ETF	332,981	7,122,097
NYLI MacKay High Income ETF (a)	481,718	12,753,484
NYLI MacKay High Yield Corporate Bond Fund Class R6	2,450,180	12,731,871
NYLI MacKay Securitized Income ETF	211,176	5,536,844
NYLI MacKay Total Return Bond Fund Class R6	768,116	7,138,410
	Shares	Value

Fixed Income Funds (continued)
NYLI MacKay U.S. Infrastructure Bond Fund Class R6	713,107	$ 5,526,155
Total Fixed Income Funds (Cost $106,899,787)		110,457,366
Total Affiliated Investment Companies (Cost $564,192,457)		762,982,832
Short-Term Investment 10.5%
Affiliated Investment Company 10.5%
NYLI U.S. Government Liquidity Fund, 3.895% (a)(b)	89,998,638	89,998,638
Total Short-Term Investment (Cost $89,998,638)	10.5%	89,998,638
Total Investments (Cost $654,191,095)	99.7%	852,981,470
Other Assets, Less Liabilities	0.3	2,237,707
Net Assets	100.0%	$ 855,219,177

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of October 31, 2025, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of October 31, 2025.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Portfolio of Investments October 31, 2025†^ (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI 500 International ETF	$ 9,801	$ —	$ (9,570)	$ 1,822	$ (2,053)	$ —	$ —	$ —	—
NYLI Candriam Emerging Markets Debt Fund Class I	—	18,237	(1,853)	(1)	822	17,205	702	—	2,096
NYLI Candriam Emerging Markets Equity Fund Class R6	29,110	1,761	(8,469)	1,399	6,771	30,572	203	—	2,203
NYLI Candriam International Equity ETF	27,291	4,410	(5,526)	163	4,377	30,715	773	—	894
NYLI Candriam U.S. Large Cap Equity ETF	47,070	652	(4,873)	1,019	5,889	49,757	554	—	916
NYLI Candriam U.S. Mid Cap Equity ETF	47,903	1,771	(4,904)	280	1,956	47,006	576	—	1,379
NYLI CBRE NextGen Real Estate ETF	3,285	—	(3,241)	249	(293)	—	—	—	—
NYLI Epoch Capital Growth Fund Class I	2,947	134	(307)	21	215	3,010	18	117	180
NYLI Epoch International Choice Fund Class I	27,979	6,158	(5,179)	16	5,189	34,163	469	—	723
NYLI Epoch U.S. Equity Yield Fund Class R6	46,826	5,070	(3,770)	(197)	172	48,101	1,139	3,437	2,053
NYLI Fiera SMID Growth Fund Class R6	47,945	6,216	(8,990)	(2)	2,264	47,433	—	1,300	2,672
NYLI Floating Rate Fund Class R6	21,541	24,075	(2,844)	(86)	(243)	42,443	1,568	—	4,857
NYLI FTSE International Equity Currency Neutral ETF	16,690	857	(3,257)	721	2,334	17,345	511	7	542
NYLI MacKay Convertible Fund Class I	17,035	965	(19,136)	2,143	(1,007)	—	597	310	—
NYLI MacKay Core Plus Bond ETF (a)	7,190	625	(766)	—(b)	73	7,122	379	—	333
NYLI MacKay High Income ETF (c)	11,136	2,557	(827)	(21)	(92)	12,753	797	150	482
NYLI MacKay High Yield Corporate Bond Fund Class R6	11,155	2,874	(1,278)	(1)	(18)	12,732	719	—	2,450
NYLI MacKay Securitized Income ETF	5,563	529	(631)	(3)	79	5,537	307	12	211
NYLI MacKay Short Duration High Income Fund Class I	20,633	659	(21,336)	325	(281)	—	428	—	—
NYLI MacKay Total Return Bond Fund Class R6	7,182	802	(962)	5	111	7,138	364	—	768
NYLI MacKay U.S. Infrastructure Bond Fund Class R6	5,575	587	(767)	(3)	134	5,526	252	—	713
NYLI PineStone International Equity Fund Class R6	23,968	6,257	(8,459)	189	1,150	23,105	176	—	1,291
NYLI PineStone U.S. Equity Fund Class R6	45,962	2,602	(4,566)	(28)	3,230	47,200	270	460	2,293
NYLI Short Term Bond Fund Class I	8,569	815	(9,434)	66	(16)	—	281	—	—
NYLI U.S. Government Liquidity Fund	84,048	157,290	(151,339)	—	—	89,999	3,443	—	89,999
NYLI Winslow Large Cap Growth ETF	22,904	18,921	—	—	8,761	50,586	—	370	899
NYLI Winslow Large Cap Growth Fund Class R6	24,686	3,431	(27,302)	11,395	(12,210)	—	—	3,430	—
NYLI WMC Enduring Capital Fund Class R6	45,984	5,522	(4,601)	112	(1,781)	45,236	262	—	1,207
NYLI WMC Growth Fund Class R6	46,478	2,814	(8,962)	1,405	7,744	49,479	—	1,781	812
NYLI WMC International Research Equity Fund Class I	29,835	3,635	(6,979)	474	7,893	34,858	544	—	3,395
NYLI WMC Small Companies Fund Class I	47,843	4,796	(11,842)	1,264	4,199	46,260	178	—	1,643
NYLI WMC Value Fund Class R6	47,011	2,461	(2,864)	(99)	1,191	47,700	749	1,566	1,376
	$841,145	$287,483	$(344,834)	$22,627	$46,560	$852,981	$16,259	$12,940

(a)	Prior to December 04, 2024, known as NYLI MacKay ESG Core Plus Bond ETF.
(b)	Less than $500.
(c)	Prior to February 14, 2025, known as NYLI MacKay ESG High Income ETF.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI Growth Allocation Fund

Swap Contracts
Open OTC total return equity swap contracts as of October 31, 2025 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.41%	12/1/25	Daily	10,183	$ —
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 0.40%	12/1/25	Daily	(8,628)	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF plus 0.40%	12/1/25	Daily	8,495	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.40%	12/1/25	Daily	13,883	—
Citibank NA	iShares MSCI USA Momentum Factor ETF	1 day FEDF plus 0.75%	12/1/25	Daily	18,879	—
JPMorgan Chase Bank NA	J.P. Morgan IDEX Pure Size Short Index	1 day FEDF minus 0.13% - plus 0.13%	6/18/26	Daily	(11,936)	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.49%	4/8/26	Daily	5,679	—
Citibank NA	S&P 500 Financials Index	1 day FEDF plus 0.45%	12/1/25	Daily	(4,565)	—
Citibank NA	S&P 500 Industrial Sector	1 day FEDF plus 0.35%	12/1/25	Daily	(2,790)	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.95%	12/1/25	Daily	20,333	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/25	Daily	8,546	—
						$ —

1.	As of October 31, 2025, cash in the amount $1,650,000 was pledged to brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of October 31, 2025.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 652,525,466	$ —	$ —	$ 652,525,466
Fixed Income Funds	110,457,366	—	—	110,457,366
Total Affiliated Investment Companies	762,982,832	—	—	762,982,832
Short-Term Investment
Affiliated Investment Company	89,998,638	—	—	89,998,638
Total Investments in Securities	$ 852,981,470	$ —	$ —	$ 852,981,470

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in affiliated investment companies, at value (identified cost $654,191,095)	$852,981,470
Cash collateral on deposit at broker for swap contracts	1,650,000
Receivables:
Dividends and interest on OTC swaps contracts	1,075,496
Dividends	294,574
Fund shares sold	272,508
Other assets	50,889
Total assets	856,324,937
Liabilities
Payables:
Fund shares redeemed	701,584
NYLIFE Distributors (See Note 3)	186,740
Transfer agent (See Note 3)	146,336
Shareholder communication	39,783
Custodian	15,398
Manager (See Note 3)	7,962
Professional fees	6,174
Trustees	932
Accrued expenses	851
Total liabilities	1,105,760
Net assets	$855,219,177
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$51,179
Additional paid-in-capital	626,892,813
626,943,992
Total distributable earnings (loss)	228,275,185
Net assets	$855,219,177
Class A
Net assets applicable to outstanding shares	$741,967,169
Shares of beneficial interest outstanding	44,411,443
Net asset value per share outstanding	$16.71
Maximum sales charge (3.00% of offering price)	0.52
Maximum offering price per share outstanding	$17.23
Investor Class
Net assets applicable to outstanding shares	$81,142,973
Shares of beneficial interest outstanding	4,847,102
Net asset value per share outstanding	$16.74
Maximum sales charge (2.50% of offering price)	0.43
Maximum offering price per share outstanding	$17.17
Class C
Net assets applicable to outstanding shares	$9,033,877
Shares of beneficial interest outstanding	552,071
Net asset value and offering price per share outstanding	$16.36
Class I
Net assets applicable to outstanding shares	$11,766,008
Shares of beneficial interest outstanding	691,767
Net asset value and offering price per share outstanding	$17.01
SIMPLE Class
Net assets applicable to outstanding shares	$11,309,150
Shares of beneficial interest outstanding	676,125
Net asset value and offering price per share outstanding	$16.73

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI Growth Allocation Fund

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Dividend distributions from affiliated investment companies	$16,259,198
Expenses
Distribution/Service—Class A (See Note 3)	1,777,248
Distribution/Service—Investor Class (See Note 3)	218,885
Distribution/Service—Class B (See Note 3)(a)	4,704
Distribution/Service—Class C (See Note 3)	106,518
Distribution/Service—SIMPLE Class (See Note 3)	48,357
Transfer agent (See Note 3)	800,340
Shareholder communication	113,886
Professional fees	103,222
Registration	91,349
Custodian	62,551
Trustees	20,715
Miscellaneous	29,950
Total expenses before waiver/reimbursement	3,377,725
Expense waiver/reimbursement from Manager (See Note 3)	(125,394)
Net expenses	3,252,331
Net investment income (loss)	13,006,867
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investment company transactions	22,626,805
Realized capital gain distributions from affiliated investment companies	12,939,912
Swap transactions	(6,624,079)
Net realized gain (loss)	28,942,638
Net change in unrealized appreciation (depreciation) on: Affiliated investments companies	46,560,313
Net realized and unrealized gain (loss)	75,502,951
Net increase (decrease) in net assets resulting from operations	$88,509,818

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Statements of Changes in Net Assets
for the years ended October 31, 2025 and October 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$13,006,867	$15,198,309
Net realized gain (loss)	28,942,638	59,022,406
Net change in unrealized appreciation (depreciation)	46,560,313	100,121,123
Net increase (decrease) in net assets resulting from operations	88,509,818	174,341,838
Distributions to shareholders:
Class A	(53,400,657)	(5,831,073)
Investor Class	(6,483,138)	(657,946)
Class B(a)	(76,939)	(13,076)
Class C	(801,244)	(22,860)
Class I	(890,060)	(109,083)
Class R2(b)	—	(522)
Class R3(b)	—	(5,231)
SIMPLE Class	(634,687)	(32,252)
Total distributions to shareholders	(62,286,725)	(6,672,043)
Capital share transactions:
Net proceeds from sales of shares	55,493,714	57,194,820
Net asset value of shares issued to shareholders in reinvestment of distributions	62,042,624	6,634,803
Cost of shares redeemed	(129,713,976)	(124,950,946)
Increase (decrease) in net assets derived from capital share transactions	(12,177,638)	(61,121,323)
Net increase (decrease) in net assets	14,045,455	106,548,472
Net Assets
Beginning of year	841,173,722	734,625,250
End of year	$855,219,177	$841,173,722

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI Growth Allocation Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2025	2024	2023	2022	2021
Net asset value at beginning of year	$16.23	$13.17	$13.71	$17.89	$14.33
Net investment income (loss) (a)	0.25	0.29	0.28	0.19	0.16
Net realized and unrealized gain (loss)	1.46	2.90	0.14	(2.56)	4.22
Total from investment operations	1.71	3.19	0.42	(2.37)	4.38
Less distributions:
From net investment income	(0.37)	(0.11)	(0.13)	(0.66)	(0.17)
From net realized gain on investments	(0.86)	(0.02)	(0.83)	(1.15)	(0.65)
Total distributions	(1.23)	(0.13)	(0.96)	(1.81)	(0.82)
Net asset value at end of year	$16.71	$16.23	$13.17	$13.71	$17.89
Total investment return (b)	11.31%	24.29%	3.20%	(14.90)%	31.45%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.60%	1.87%	2.02%	1.30%	0.98%
Net expenses (c)	0.36%	0.34%	0.35%	0.35%	0.35%
Portfolio turnover rate	17%	32%	27%	25%	29%
Net assets at end of year (in 000’s)	$741,967	$714,585	$603,146	$603,691	$728,402

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Investor Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$16.25	$13.19	$13.73	$17.91	$14.33
Net investment income (loss) (a)	0.22	0.26	0.25	0.17	0.14
Net realized and unrealized gain (loss)	1.46	2.90	0.15	(2.58)	4.22
Total from investment operations	1.68	3.16	0.40	(2.41)	4.36
Less distributions:
From net investment income	(0.33)	(0.08)	(0.11)	(0.62)	(0.13)
From net realized gain on investments	(0.86)	(0.02)	(0.83)	(1.15)	(0.65)
Total distributions	(1.19)	(0.10)	(0.94)	(1.77)	(0.78)
Net asset value at end of year	$16.74	$16.25	$13.19	$13.73	$17.91
Total investment return (b)	11.05%	24.02%	2.97%	(15.05)%	31.27%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.41%	1.70%	1.84%	1.11%	0.82%
Net expenses (c)	0.55%	0.55%	0.55%	0.55%	0.55%
Expenses (before waiver/reimbursement) (c)	0.68%	0.68%	0.69%	0.60%	0.68%
Portfolio turnover rate	17%	32%	27%	25%	29%
Net assets at end of year (in 000's)	$81,143	$91,193	$92,321	$99,449	$122,265

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2025	2024	2023	2022	2021
Net asset value at beginning of year	$15.88	$12.92	$13.46	$17.59	$14.10
Net investment income (loss) (a)	0.11	0.14	0.15	0.05	0.02
Net realized and unrealized gain (loss)	1.42	2.84	0.14	(2.53)	4.14
Total from investment operations	1.53	2.98	0.29	(2.48)	4.16
Less distributions:
From net investment income	(0.19)	—	—	(0.50)	(0.02)
From net realized gain on investments	(0.86)	(0.02)	(0.83)	(1.15)	(0.65)
Total distributions	(1.05)	(0.02)	(0.83)	(1.65)	(0.67)
Net asset value at end of year	$16.36	$15.88	$12.92	$13.46	$17.59
Total investment return (b)	10.22%	23.09%	2.19%	(15.70)%	30.23%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.73%	0.96%	1.11%	0.36%	0.09%
Net expenses (c)	1.30%	1.30%	1.30%	1.30%	1.30%
Expenses (before waiver/reimbursement) (c)	1.43%	1.43%	1.44%	1.35%	1.43%
Portfolio turnover rate	17%	32%	27%	25%	29%
Net assets at end of year (in 000’s)	$9,034	$12,973	$14,669	$20,272	$29,440

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Class I	2025	2024	2023	2022	2021
Net asset value at beginning of year	$16.51	$13.39	$13.93	$18.15	$14.52
Net investment income (loss) (a)	0.30	0.33	0.32	0.23	0.21
Net realized and unrealized gain (loss)	1.47	2.95	0.14	(2.60)	4.27
Total from investment operations	1.77	3.28	0.46	(2.37)	4.48
Less distributions:
From net investment income	(0.41)	(0.14)	(0.17)	(0.70)	(0.20)
From net realized gain on investments	(0.86)	(0.02)	(0.83)	(1.15)	(0.65)
Total distributions	(1.27)	(0.16)	(1.00)	(1.85)	(0.85)
Net asset value at end of year	$17.01	$16.51	$13.39	$13.93	$18.15
Total investment return (b)	11.53%	24.64%	3.42%	(14.68)%	31.82%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.86%	2.10%	2.33%	1.51%	1.23%
Net expenses (c)	0.11%	0.09%	0.10%	0.10%	0.10%
Portfolio turnover rate	17%	32%	27%	25%	29%
Net assets at end of year (in 000’s)	$11,766	$11,578	$9,104	$7,974	$11,142

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI Growth Allocation Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
SIMPLE Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$16.26	$13.19	$13.71	$17.89	$14.33
Net investment income (loss) (a)	0.21	0.24	0.22	0.12	0.06
Net realized and unrealized gain (loss)	1.46	2.91	0.16	(2.57)	4.25
Total from investment operations	1.67	3.15	0.38	(2.45)	4.31
Less distributions:
From net investment income	(0.34)	(0.06)	(0.07)	(0.58)	(0.10)
From net realized gain on investments	(0.86)	(0.02)	(0.83)	(1.15)	(0.65)
Total distributions	(1.20)	(0.08)	(0.90)	(1.73)	(0.75)
Net asset value at end of year	$16.73	$16.26	$13.19	$13.71	$17.89
Total investment return (b)	11.01%	23.95%	2.84%	(15.29)%	30.89%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.31%	1.56%	1.62%	0.79%	0.37%
Net expenses (c)	0.60%	0.60%	0.70%	0.80%	0.80%
Expenses (before waiver/reimbursement) (c)	0.60%	0.60%	0.70%	0.85%	0.93%
Portfolio turnover rate	17%	32%	27%	25%	29%
Net assets at end of year (in 000’s)	$11,309	$8,310	$4,822	$3,072	$1,567

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
29

NYLI Equity Allocation Fund
Portfolio of Investments October 31, 2025†^
	Shares	Value
Affiliated Investment Companies 96.1%
Equity Funds 96.1%
NYLI Candriam Emerging Markets Equity Fund Class R6 (a)	1,746,000	$ 24,229,064
NYLI Candriam International Equity ETF (a)	616,576	21,192,457
NYLI Candriam U.S. Large Cap Equity ETF (a)	630,223	34,215,185
NYLI Candriam U.S. Mid Cap Equity ETF (a)	985,395	33,598,619
NYLI Epoch Capital Growth Fund Class I	99,733	1,671,591
NYLI Epoch International Choice Fund Class I (a)	497,896	23,522,672
NYLI Epoch U.S. Equity Yield Fund Class R6 (a)	1,428,418	33,472,118
NYLI Fiera SMID Growth Fund Class R6 (a)	1,910,236	33,915,477
NYLI FTSE International Equity Currency Neutral ETF	300,536	9,623,163
NYLI PineStone International Equity Fund Class R6	897,813	16,072,203
NYLI PineStone U.S. Equity Fund Class R6 (a)	1,608,457	33,110,412
NYLI Winslow Large Cap Growth ETF (a)	615,220	34,599,973
NYLI WMC Enduring Capital Fund Class R6 (a)	875,074	32,801,367
NYLI WMC Growth Fund Class R6 (a)	564,710	34,401,825
NYLI WMC International Research Equity Fund Class I (a)	2,337,860	24,000,702
NYLI WMC Small Companies Fund Class I (a)	1,198,763	33,752,117
NYLI WMC Value Fund Class R6 (a)	957,907	33,211,112
Total Affiliated Investment Companies (Cost $327,300,228)		457,390,057
Short-Term Investment 3.5%
Affiliated Investment Company 3.5%
NYLI U.S. Government Liquidity Fund, 3.895% (b)	16,663,372	16,663,372
Total Short-Term Investment (Cost $16,663,372)	3.5%	16,663,372
Total Investments (Cost $343,963,600)	99.6%	474,053,429
Other Assets, Less Liabilities	0.4	1,727,842
Net Assets	100.0%	$ 475,781,271

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of October 31, 2025, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of October 31, 2025.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	NYLI Equity Allocation Fund

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI 500 International ETF	$ 8,333	$ —	$ (8,136)	$ 1,596	$ (1,793)	$ —	$ —	$ —	—
NYLI Candriam Emerging Markets Equity Fund Class R6	22,689	1,167	(6,036)	919	5,490	24,229	158	—	1,746
NYLI Candriam International Equity ETF	18,324	3,293	(3,499)	83	2,991	21,192	526	—	617
NYLI Candriam U.S. Large Cap Equity ETF	32,794	1,255	(4,609)	895	3,880	34,215	381	—	630
NYLI Candriam U.S. Mid Cap Equity ETF	33,388	1,993	(3,385)	197	1,406	33,599	403	—	985
NYLI CBRE NextGen Real Estate ETF	1,582	—	(1,561)	120	(141)	—	—	—	—
NYLI Epoch Capital Growth Fund Class I	1,608	76	(140)	6	122	1,672	10	64	100
NYLI Epoch International Choice Fund Class I	18,797	4,749	(3,566)	(9)	3,553	23,524	317	—	498
NYLI Epoch U.S. Equity Yield Fund Class R6	32,832	3,482	(2,797)	(165)	120	33,472	791	2,403	1,428
NYLI Fiera SMID Growth Fund Class R6	33,301	4,511	(5,492)	39	1,556	33,915	—	916	1,910
NYLI FTSE International Equity Currency Neutral ETF	9,046	544	(1,634)	309	1,358	9,623	281	5	301
NYLI PineStone International Equity Fund Class R6	15,889	4,803	(5,528)	96	812	16,072	119	—	898
NYLI PineStone U.S. Equity Fund Class R6	32,232	1,302	(2,633)	(71)	2,280	33,110	188	321	1,608
NYLI U.S. Government Liquidity Fund	15,410	81,908	(80,655)	—	—	16,663	638	—	16,663
NYLI Winslow Large Cap Growth ETF	12,926	16,508	—	—	5,166	34,600	—	203	615
NYLI Winslow Large Cap Growth Fund Class R6	19,825	2,907	(22,561)	8,892	(9,063)	—	—	2,907	—
NYLI WMC Enduring Capital Fund Class R6	32,259	5,344	(3,630)	147	(1,319)	32,801	183	—	875
NYLI WMC Growth Fund Class R6	32,365	1,671	(5,873)	794	5,445	34,402	—	1,233	565
NYLI WMC International Research Equity Fund Class I	20,040	3,070	(4,786)	245	5,432	24,001	365	—	2,338
NYLI WMC Small Companies Fund Class I	33,567	5,048	(8,879)	891	3,125	33,752	125	—	1,199
NYLI WMC Value Fund Class R6	32,978	1,945	(2,466)	(79)	833	33,211	523	1,094	958
	$460,185	$145,576	$(177,866)	$14,905	$31,253	$474,053	$5,008	$9,146

Swap Contracts
Open OTC total return equity swap contracts as of October 31, 2025 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 0.40%	12/1/25	Daily	(4,774)	$ —
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.40%	12/1/25	Daily	5,066	—
Citibank NA	iShares MSCI USA Momentum Factor ETF	1 day FEDF plus 0.75%	12/1/25	Daily	15,927	—
JPMorgan Chase Bank NA	J.P. Morgan IDEX Pure Size Short Index	1 day FEDF minus 0.13% - plus 0.13%	6/18/26	Daily	(10,864)	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.49%	4/8/26	Daily	3,782	—
Citibank NA	S&P 500 Financials Index	1 day FEDF plus 0.45%	12/1/25	Daily	(2,210)	—
Citibank NA	S&P 500 Industrial Sector	1 day FEDF minus 0.10%	12/1/25	Daily	(2,905)	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.95%	12/1/25	Daily	11,563	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/25	Daily	3,754	—
						$ —

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
31

Portfolio of Investments October 31, 2025†^ (continued)
1.	As of October 31, 2025, cash in the amount $1,550,000 was pledged to brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of October 31, 2025.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 457,390,057	$ —	$ —	$ 457,390,057
Short-Term Investment
Affiliated Investment Company	16,663,372	—	—	16,663,372
Total Investments in Securities	$ 474,053,429	$ —	$ —	$ 474,053,429

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
32	NYLI Equity Allocation Fund

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in affiliated investment companies, at value (identified cost $343,963,600)	$474,053,429
Cash collateral on deposit at broker for swap contracts	1,550,000
Receivables:
Dividends and interest on OTC swaps contracts	623,239
Fund shares sold	89,268
Dividends	50,719
Other assets	44,651
Total assets	476,411,306
Liabilities
Payables:
Fund shares redeemed	396,586
NYLIFE Distributors (See Note 3)	105,377
Transfer agent (See Note 3)	85,662
Shareholder communication	23,330
Custodian	10,589
Manager (See Note 3)	3,806
Professional fees	3,434
Trustees	469
Accrued expenses	782
Total liabilities	630,035
Net assets	$475,781,271
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$26,081
Additional paid-in-capital	326,315,450
326,341,531
Total distributable earnings (loss)	149,439,740
Net assets	$475,781,271
Class A
Net assets applicable to outstanding shares	$412,841,942
Shares of beneficial interest outstanding	22,611,836
Net asset value per share outstanding	$18.26
Maximum sales charge (3.00% of offering price)	0.56
Maximum offering price per share outstanding	$18.82
Investor Class
Net assets applicable to outstanding shares	$47,862,903
Shares of beneficial interest outstanding	2,627,304
Net asset value per share outstanding	$18.22
Maximum sales charge (2.50% of offering price)	0.47
Maximum offering price per share outstanding	$18.69
Class C
Net assets applicable to outstanding shares	$5,515,572
Shares of beneficial interest outstanding	318,645
Net asset value and offering price per share outstanding	$17.31
Class I
Net assets applicable to outstanding shares	$1,899,685
Shares of beneficial interest outstanding	100,931
Net asset value and offering price per share outstanding	$18.82
SIMPLE Class
Net assets applicable to outstanding shares	$7,661,169
Shares of beneficial interest outstanding	421,844
Net asset value and offering price per share outstanding	$18.16

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
33

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Dividend distributions from affiliated investment companies	$5,007,994
Expenses
Distribution/Service—Class A (See Note 3)	972,220
Distribution/Service—Investor Class (See Note 3)	127,805
Distribution/Service—Class B (See Note 3)(a)	3,208
Distribution/Service—Class C (See Note 3)	63,599
Distribution/Service—SIMPLE Class (See Note 3)	31,085
Transfer agent (See Note 3)	465,350
Registration	87,923
Professional fees	79,460
Shareholder communication	76,197
Custodian	46,878
Trustees	11,335
Miscellaneous	17,782
Total expenses before waiver/reimbursement	1,982,842
Expense waiver/reimbursement from Manager (See Note 3)	(85,045)
Net expenses	1,897,797
Net investment income (loss)	3,110,197
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investment company transactions	14,904,529
Realized capital gain distributions from affiliated investment companies	9,145,788
Swap transactions	(2,526,988)
Net realized gain (loss)	21,523,329
Net change in unrealized appreciation (depreciation) on: Affiliated investments companies	31,252,863
Net realized and unrealized gain (loss)	52,776,192
Net increase (decrease) in net assets resulting from operations	$55,886,389

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
34	NYLI Equity Allocation Fund

Statements of Changes in Net Assets
for the years ended October 31, 2025 and October 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$3,110,197	$4,011,743
Net realized gain (loss)	21,523,329	29,954,082
Net change in unrealized appreciation (depreciation)	31,252,863	70,994,630
Net increase (decrease) in net assets resulting from operations	55,886,389	104,960,455
Distributions to shareholders:
Class A	(24,205,209)	—
Investor Class	(3,150,769)	—
Class B(a)	(43,691)	—
Class C	(382,370)	—
Class I	(153,800)	—
SIMPLE Class	(339,007)	—
Total distributions to shareholders	(28,274,846)	—
Capital share transactions:
Net proceeds from sales of shares	34,012,003	34,017,092
Net asset value of shares issued to shareholders in reinvestment of distributions	28,121,168	—
Cost of shares redeemed	(74,948,847)	(66,862,401)
Increase (decrease) in net assets derived from capital share transactions	(12,815,676)	(32,845,309)
Net increase (decrease) in net assets	14,795,867	72,115,146
Net Assets
Beginning of year	460,985,404	388,870,258
End of year	$475,781,271	$460,985,404

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
35

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2025	2024	2023	2022	2021
Net asset value at beginning of year	$17.25	$13.54	$14.50	$19.80	$14.86
Net investment income (loss) (a)	0.12	0.15	0.16	0.14	0.11
Net realized and unrealized gain (loss)	1.98	3.56	0.34	(3.19)	5.64
Total from investment operations	2.10	3.71	0.50	(3.05)	5.75
Less distributions:
From net investment income	(0.18)	—	(0.18)	(0.86)	(0.08)
From net realized gain on investments	(0.91)	—	(1.28)	(1.39)	(0.73)
Total distributions	(1.09)	—	(1.46)	(2.25)	(0.81)
Net asset value at end of year	$18.26	$17.25	$13.54	$14.50	$19.80
Total investment return (b)	12.93%	27.40%	3.60%	(17.56)%	39.73%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.71%	0.93%	1.16%	0.89%	0.60%
Net expenses (c)	0.38%	0.37%	0.39%	0.37%	0.38%
Portfolio turnover rate	15%	30%	23%	17%	27%
Net assets at end of year (in 000’s)	$412,842	$387,368	$311,491	$302,559	$372,926

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Investor Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$17.21	$13.52	$14.48	$19.78	$14.84
Net investment income (loss) (a)	0.10	0.13	0.14	0.12	0.09
Net realized and unrealized gain (loss)	1.96	3.56	0.33	(3.20)	5.62
Total from investment operations	2.06	3.69	0.47	(3.08)	5.71
Less distributions:
From net investment income	(0.14)	—	(0.15)	(0.83)	(0.04)
From net realized gain on investments	(0.91)	—	(1.28)	(1.39)	(0.73)
Total distributions	(1.05)	—	(1.43)	(2.22)	(0.77)
Net asset value at end of year	$18.22	$17.21	$13.52	$14.48	$19.78
Total investment return (b)	12.69%	27.29%	3.41%	(17.72)%	39.50%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.56%	0.80%	1.02%	0.73%	0.48%
Net expenses (c)	0.55%	0.55%	0.55%	0.55%	0.55%
Expenses (before waiver/reimbursement) (c)	0.70%	0.70%	0.72%	0.63%	0.71%
Portfolio turnover rate	15%	30%	23%	17%	27%
Net assets at end of year (in 000's)	$47,863	$53,165	$54,091	$58,318	$73,138

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
36	NYLI Equity Allocation Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2025	2024	2023	2022	2021
Net asset value at beginning of year	$16.38	$12.97	$13.93	$19.11	$14.42
Net investment income (loss) (a)	(0.02)	0.01	0.04	(0.00)‡	(0.04)
Net realized and unrealized gain (loss)	1.86	3.40	0.31	(3.10)	5.46
Total from investment operations	1.84	3.41	0.35	(3.10)	5.42
Less distributions:
From net investment income	—	—	(0.03)	(0.69)	—
From net realized gain on investments	(0.91)	—	(1.28)	(1.39)	(0.73)
Total distributions	(0.91)	—	(1.31)	(2.08)	(0.73)
Net asset value at end of year	$17.31	$16.38	$12.97	$13.93	$19.11
Total investment return (b)	11.87%	26.29%	2.64%	(18.37)%	38.53%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.12)%	0.04%	0.30%	(0.00)%‡‡	(0.25)%
Net expenses (c)	1.30%	1.30%	1.30%	1.30%	1.30%
Expenses (before waiver/reimbursement) (c)	1.45%	1.45%	1.47%	1.38%	1.46%
Portfolio turnover rate	15%	30%	23%	17%	27%
Net assets at end of year (in 000’s)	$5,516	$7,653	$7,961	$10,763	$16,001

‡	Less than one cent per share.
‡‡	Less than one-tenth of a percent.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Class I	2025	2024	2023	2022	2021
Net asset value at beginning of year	$17.74	$13.88	$14.84	$20.21	$15.15
Net investment income (loss) (a)	0.16	0.20	0.21	0.19	0.16
Net realized and unrealized gain (loss)	2.03	3.66	0.32	(3.27)	5.74
Total from investment operations	2.19	3.86	0.53	(3.08)	5.90
Less distributions:
From net investment income	(0.20)	—	(0.21)	(0.90)	(0.11)
From net realized gain on investments	(0.91)	—	(1.28)	(1.39)	(0.73)
Total distributions	(1.11)	—	(1.49)	(2.29)	(0.84)
Net asset value at end of year	$18.82	$17.74	$13.88	$14.84	$20.21
Total investment return (b)	13.15%	27.81%	3.80%	(17.35)%	40.05%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.91%	1.17%	1.43%	1.16%	0.86%
Net expenses (c)	0.13%	0.12%	0.14%	0.12%	0.13%
Portfolio turnover rate	15%	30%	23%	17%	27%
Net assets at end of year (in 000’s)	$1,900	$5,918	$4,968	$5,463	$6,649

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
37

Financial Highlights selected per share data and ratios
	Year Ended October 31,
SIMPLE Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$17.18	$13.51	$14.46	$19.75	$14.84
Net investment income (loss) (a)	0.07	0.10	0.09	0.05	(0.01)
Net realized and unrealized gain (loss)	1.97	3.57	0.35	(3.17)	5.68
Total from investment operations	2.04	3.67	0.44	(3.12)	5.67
Less distributions:
From net investment income	(0.15)	—	(0.11)	(0.78)	(0.03)
From net realized gain on investments	(0.91)	—	(1.28)	(1.39)	(0.73)
Total distributions	(1.06)	—	(1.39)	(2.17)	(0.76)
Net asset value at end of year	$18.16	$17.18	$13.51	$14.46	$19.75
Total investment return (b)	12.61%	27.17%	3.19%	(17.91)%	39.15%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.42%	0.59%	0.62%	0.30%	(0.07)%
Net expenses (c)	0.62%	0.62%	0.79%	0.80%	0.80%
Expenses (before waiver/reimbursement) (c)	0.62%	0.62%	0.79%	0.88%	0.96%
Portfolio turnover rate	15%	30%	23%	17%	27%
Net assets at end of year (in 000’s)	$7,661	$5,175	$2,742	$1,383	$463

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
38	NYLI Equity Allocation Fund

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds” and each individually, referred to as a “Fund"). These financial statements and notes relate to the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (collectively referred to as the "Allocation Funds" and each individually referred to as an "Allocation Fund"). Each is a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists each Allocation Fund's share classes that have been registered and commenced operations:
Fund	Share Classes Commenced Operations
NYLI Conservative Allocation Fund	Class A, Investor Class, Class C, Class I and SIMPLE Class
NYLI Moderate Allocation Fund	Class A, Investor Class, Class C, Class I and SIMPLE Class
NYLI Growth Allocation Fund	Class A, Investor Class, Class C, Class I and SIMPLE Class
NYLI Equity Allocation Fund	Class A, Investor Class, Class C, Class I and SIMPLE Class
Effective at the close of business on February 23, 2024, Class R3 shares of the NYLI Equity Allocation Fund and Class R2 and R3 shares of the NYLI Conservative Allocation Fund, NYLI Growth Allocation Fund and NYLI Moderate Allocation Fund were liquidated.
Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge ("CDSC") of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a CDSC of 1.00% may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and SIMPLE Class shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Funds' prospectus, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of an Allocation Fund may be converted to one or more other share classes of the Allocation Funds as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A, Investor Class and SIMPLE Class shares. Class I shares are not subject to a distribution and/or service fee.
The investment objective for each of the Allocation Funds is as follows:
The NYLI Conservative Allocation Fund seeks current income and, secondarily, long-term growth of capital.
The NYLI Moderate Allocation Fund seeks long-term growth of capital and, secondarily, current income.
The NYLI Growth Allocation Fund seeks long-term growth of capital and, secondarily, current income.
The NYLI Equity Allocation Fund seeks long-term growth of capital.
The Allocation Funds are "funds-of-funds" that seek to achieve their investment objectives by investing in mutual funds and exchange-traded funds (“ETFs”) managed by New York Life Investment Management LLC ("New York Life Investments" or “Manager”) or its affiliates (the “Underlying Funds”). The NYLI Equity Allocation Fund invests, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in Underlying Equity Funds.
In this reporting period, the Allocation Funds adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Allocation Funds' financial position or their results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Allocation Funds' chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Allocation Funds have a single operating segment based on the fact that the Committee monitors the operating results of the Allocation Funds as a whole and the Allocation Funds' long-term strategic asset allocation is pre-determined in accordance with the terms of their prospectus, based on a defined investment strategy which is executed by the Allocation Funds' portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Allocation Funds' Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.

39

Notes to Financial Statements (continued)
Note 2–Significant Accounting Policies
The Allocation Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Allocation Funds prepare their financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follow the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Allocation Funds are open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investments as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in each Allocation Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Allocation Funds' and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Allocation Fund investments. The Valuation Designee may value the Allocation Funds' portfolio securities for which market quotations are not readily available and other Allocation Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each Allocation Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Allocation Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Allocation Fund. Unobservable inputs reflect each Allocation Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Allocation Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Allocation Fund’s assets and liabilities as of October 31, 2025, is included at the end of each Allocation Fund’s Portfolio of Investments.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

40	NYLI Asset Allocation Funds

Swaps are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.
Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Allocation Funds will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   Each Allocation Fund is treated as a separate entity for federal income tax purposes. The Allocation Funds' policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of each Allocation Fund within the allowable time limits.
The Manager evaluates each Allocation Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Allocation Funds' tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Allocation Funds' financial statements. The Allocation Funds' federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund each intend to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. The NYLI Conservative Allocation Fund intends to declare and dividends from net investment income, if any, at least quarterly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the respective Allocation Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Allocation Funds record security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividends and distributions received by the Allocation Funds from the Underlying Funds are recorded on the ex-dividend date.
Investment income and realized and unrealized gains and losses on investments of the Allocation Funds are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Allocation Funds, including those of related parties to the Allocation Funds, are shown in the Statement of Operations.
Additionally, the Allocation Funds may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
41

Notes to Financial Statements (continued)
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Swap Contracts. The Allocation Funds may enter into credit default, interest rate, equity, index and currency exchange rate swap contracts (“swaps”). In a typical swap transaction, two parties agree to exchange the future returns (or differentials in rates of future returns) earned or realized at periodic intervals on a particular investment or instrument based on a notional principal amount. Generally, the Allocation Funds will enter into a swap on a net basis, which means that the two payment streams under the swap are netted, with the Allocation Funds receiving or paying (as the case may be) only the net amount of the two payment streams. Therefore, the Allocation Funds' current obligation under a swap generally will be equal to the net amount to be paid or received under the swap, based on the relative value of notional positions attributable to each counterparty to the swap. The payments may be adjusted for transaction costs, interest payments, the amount of interest paid on the investment or instrument or other factors. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the terms of the swap. Swap agreements are privately negotiated in the over the counter (“OTC”) market and may be executed in a multilateral or other trade facilities platform, such as a registered commodities exchange (“centrally cleared swaps”).
Certain standardized swaps, including certain credit default and interest rate swaps, are subject to mandatory clearing and exchange-trading, and more types of standardized swaps are expected to be subject to mandatory clearing and exchange-trading in the future. The counterparty risk for exchange-traded and cleared derivatives is expected to be generally lower than for uncleared derivatives, but cleared contracts are not risk-free. In a cleared derivative transaction, the Allocation Funds typically enter into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Allocation Funds' exposure to the credit risk of its original counterparty. The Allocation Funds will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Allocation Funds would be required to post in an uncleared transaction.
Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. Any payments made or received upon entering into a swap would be amortized or accreted over the life of the swap and recorded as a realized gain or loss. Early termination of a swap is recorded as a realized gain or loss. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statement of Assets and Liabilities.
The Allocation Funds bear the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The Allocation Funds may be able to eliminate its exposure under a swap either by assignment or other disposition, or by entering into an offsetting swap with the same party or a similar credit-worthy party. Swaps are not actively traded on financial markets. Entering into swaps involves elements of credit, market, leverage, liquidity, operational, counterparty and legal/documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibilities that there will be no liquid market for these swaps, that the counterparty to the swaps may default on its obligation to perform or disagree as to the meaning of the contractual terms in the swaps and that there may be unfavorable changes in interest rates, the price of the index or the security underlying these transactions, among other risks.
Equity Swaps (Total Return Swaps). Total return swap contracts are agreements between counterparties to exchange cash flow, one based on a market-linked return of an individual asset or group of assets (such as an index), and the other on a fixed or floating rate. As a total return swap, an equity swap may be structured in different ways. For example, when the Allocation Funds enter into a “long” equity swap, the counterparty may agree to pay the Allocation Funds the amount, if any, by which the notional amount of the equity swap would have increased in value had it been invested in a particular referenced security or securities, plus the dividends that would have been received on those securities. In return, the Allocation Funds will generally agree to pay the counterparty interest on the notional amount of the equity swap plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such referenced security or securities, plus, in certain instances, commissions or trading spreads on the notional amounts. Therefore, the Allocation Funds' return on the equity swap generally should equal the gain or loss on the notional amount, plus dividends on the referenced security or securities less the interest paid by the Allocation Funds on the notional amount. Alternatively, when the Allocation Funds enter into a “short” equity swap, the counterparty will generally agree to pay the Allocation Funds the amount, if any, by which the notional amount of the equity swap would have decreased in value had the Allocation Funds sold a particular referenced security or securities short, less the dividend expense that the Allocation Funds would have incurred on the referenced security or securities, as adjusted for interest payments or other economic factors. In this situation, the Allocation Funds will generally be obligated to pay the amount, if any, by which the notional amount of the swap would have increased in value had it been invested directly in the referenced security or securities.
Equity swaps generally do not involve the delivery of securities or other referenced assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Allocation Funds are contractually obligated to make. If the other party to an equity swap defaults, the Allocation Funds' risk of loss consists of the net amount of payments that the Allocation Funds are contractually entitled to receive, if any.

42	NYLI Asset Allocation Funds

Equity swaps are derivatives and their value can be very volatile. The Allocation Funds may engage in total return swaps to gain exposure to emerging markets securities, along with offsetting long total return swap positions to maintain appropriate currency balances and risk exposures across all swap positions. To the extent that the Manager, or the Subadvisor do not accurately analyze and predict future market trends, the values or assets or economic factors, the Allocation Funds may suffer a loss, which may be substantial.
(H) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Allocation Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Allocation Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Allocation Funds that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Allocation Funds.
(I) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Allocation Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Allocation Funds' financial positions, performance and cash flows.
The Allocation Funds entered into total return swap contracts to seek to enhance returns or reduce the risk of loss by hedging certain of the Allocation Funds' holdings. These derivatives are not accounted for as hedging instruments.
NYLI Conservative Allocation Fund
The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2025:
Net Realized Gain (Loss) from:	Equity Contracts Risk
Swap Transactions	$(3,261,367)
Total Net Realized Gain (Loss)	$(3,261,367)

Average Notional Amount	Total
Swap Contracts Long	$64,081,159
Swap Contracts Short	$(39,425,697)
NYLI Moderate Allocation Fund
The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2025:
Net Realized Gain (Loss) from:	Equity Contracts Risk
Swap Transactions	$(6,735,672)
Total Net Realized Gain (Loss)	$(6,735,672)

Average Notional Amount	Total
Swap Contracts Long	$138,292,066
Swap Contracts Short	$(86,145,341)
NYLI Growth Allocation Fund
The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2025:
Net Realized Gain (Loss) from:	Equity Contracts Risk
Swap Transactions	$(6,624,079)
Total Net Realized Gain (Loss)	$(6,624,079)

Average Notional Amount	Total
Swap Contracts Long	$153,369,702
Swap Contracts Short	$(98,161,871)
NYLI Equity Allocation Fund
The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2025:
Net Realized Gain (Loss) from:	Equity Contracts Risk
Swap Transactions	$(2,526,988)
Total Net Realized Gain (Loss)	$(2,526,988)

Average Notional Amount	Total
Swap Contracts Long	$75,581,707
Swap Contracts Short	$(58,260,000)
Note 3–Fees and Related Party Transactions
(A) Manager.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company (“New York Life”), serves as the Allocation Funds' Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”) and is responsible for the day-to-day portfolio management of the Allocation Funds. The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be
43

Notes to Financial Statements (continued)
maintained by the Allocation Funds. Except for the portion of salaries and expenses that are the responsibility of the Allocation Funds, the Manager pays the salaries and expenses of all personnel affiliated with the Allocation Funds and certain operational expenses of the Allocation Funds. The Allocation Funds reimburse New York Life Investments in an amount equal to a portion of the compensation of the Chief Compliance Officer attributable to the Allocation Funds.
The Allocation Funds do not pay any fees to the Manager in return for the services performed under the Management Agreement. The Allocation Funds do, however, indirectly pay a proportionate share of the management fees paid to the managers of the Underlying Funds in which the Allocation Funds invest.

New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of average daily net assets for each class:
Fund	Class A	Investor Class	Class C	Class I	SIMPLE Class
NYLI Conservative Allocation Fund	0.50%	0.55%	1.30%	0.25%	0.80%
NYLI Moderate Allocation Fund	0.50	0.55	1.30	0.25	0.80
NYLI Growth Allocation Fund	0.50	0.55	1.30	0.25	0.80
NYLI Equity Allocation Fund	0.50	0.55	1.30	0.25	0.80

This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2025, New York Life Investments waived its fees and/or reimbursed expenses of the Allocation Funds as follows:
Fund	Total
NYLI Conservative Allocation Fund	$54,397
NYLI Moderate Allocation Fund	118,591
NYLI Growth Allocation Fund	125,394
NYLI Equity Allocation Fund	85,045
JPMorgan Chase Bank,  N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Allocation Funds pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Allocation Funds, maintaining the general ledger and sub-ledger accounts for the calculation of the Allocation Funds' respective NAVs, and assisting New York Life Investments in conducting various aspects of the Allocation Funds' administrative operations. For providing these services to the Allocation Funds, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Allocation Funds. The Allocation Funds will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Allocation Funds.
(B) Distribution, Service and Shareholder Service Fees.  The Trust, on behalf of the Allocation Funds, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Allocation Funds have adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, the Distributor receives a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the SIMPLE Class shares Plans, SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Allocation Funds' shares and service activities.
(C) Sales Charges.  The Allocation Funds were advised by the Distributor that the amount of initial sales charges retained on sales of each class of shares during the year ended October 31, 2025, was as follows:
NYLI Conservative Allocation Fund
Class A	$ 20,710
Investor Class	4,399

44	NYLI Asset Allocation Funds

NYLI Moderate Allocation Fund
Class A	$ 57,402
Investor Class	14,469

NYLI Growth Allocation Fund
Class A	$ 67,276
Investor Class	14,379

NYLI Equity Allocation Fund
Class A	$ 35,427
Investor Class	7,346
The Allocation Funds were also advised that the Distributor retained CDSCs on redemptions of Class A, Investor Class and Class C shares during the year ended October 31, 2025, as follows:
NYLI Conservative Allocation Fund
Class A	$ 4,939
Investor Class	45
Class C	565

NYLI Moderate Allocation Fund
Class A	$ 9,571
Investor Class	20
Class C	1,313

NYLI Growth Allocation Fund
Class A	$ 14,320
Class C	1,617

NYLI Equity Allocation Fund
Class A	$ 9,159
Investor Class	20
Class C	494
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent.   NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Allocation Funds’ transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor and Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to each of the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026 and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2025, transfer agent expenses incurred by the Allocation Funds and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
NYLI Conservative Allocation Fund	Expense	Waived
Class A	$ 183,273	$—
Investor Class	107,461	—
Class B*	477	—
Class C	26,467	—
Class I	3,016	—
SIMPLE Class	1,337	—

NYLI Moderate Allocation Fund	Expense	Waived
Class A	$ 368,361	$—
Investor Class	280,267	—
Class B*	1,719	—
Class C	35,600	—
Class I	4,697	—
SIMPLE Class	6,450	—

NYLI Growth Allocation Fund	Expense	Waived
Class A	$ 417,273	$—
Investor Class	329,415	—
Class B*	1,831	—
Class C	40,369	—
Class I	6,763	—
SIMPLE Class	4,689	—

NYLI Equity Allocation Fund	Expense	Waived
Class A	$ 242,724	$—
Investor Class	192,669	—
Class B*	1,256	—
Class C	24,147	—
Class I	1,545	—
SIMPLE Class	3,009	—

*	Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as
45

Notes to Financial Statements (continued)
reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2025, New York Life and its affiliates beneficially held shares of the Allocation Funds with the values and percentages of net assets as follows:
NYLI Conservative Allocation Fund
SIMPLE Class	$31,127	0.7%

NYLI Moderate Allocation Fund
SIMPLE Class	$34,195	0.2%

NYLI Growth Allocation Fund
SIMPLE Class	$37,398	0.3%

NYLI Equity Allocation Fund
SIMPLE Class	$39,886	0.5%
Note 4-Federal Income Tax
As of October 31, 2025, the cost and unrealized appreciation (depreciation) of each Allocation Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
NYLI Conservative Allocation Fund
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$325,642,710	$42,666,352	$(2,281,936)	$40,384,416

NYLI Moderate Allocation Fund
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$658,884,880	$138,989,236	$(1,634,296)	$137,354,940

NYLI Growth Allocation Fund
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$660,352,484	$192,660,117	$—	$192,660,117

NYLI Equity Allocation Fund
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$348,721,051	$125,353,109	$—	$125,353,109

As of October 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Fund	Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
NYLI Conservative Allocation Fund	$4,978,496	$5,483,963	$—	$40,384,416	$50,846,875
NYLI Moderate Allocation Fund	12,617,312	23,812,116	—	137,354,940	173,784,368
NYLI Growth Allocation Fund	6,293,011	29,322,057	—	192,660,117	228,275,185
NYLI Equity Allocation Fund	2,550,232	21,536,399	—	125,353,109	149,439,740
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustment.
46	NYLI Asset Allocation Funds

The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of October 31, 2025 were not affected.
Fund	Total Distributable Earnings (Loss)	Additional Paid-In Capital
NYLI Conservative Allocation Fund	$—	$—
NYLI Moderate Allocation Fund	—	—
NYLI Growth Allocation Fund	(2,230,110)	2,230,110
NYLI Equity Allocation Fund	—	—
The reclassifications for the Fund are primarily due to treating a portion of the proceeds from redemptions as distributions for tax purposes.
During the years ended October 31, 2025 and October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025			2024
Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Total
NYLI Conservative Allocation Fund	$10,553,764	$3,049,024	$13,602,788	$10,914,838	$10,914,838
NYLI Moderate Allocation Fund	26,736,832	22,583,597	49,320,429	2,590,301	2,590,301
NYLI Growth Allocation Fund	22,927,647	39,359,078	62,286,725	6,672,043	6,672,043
NYLI Equity Allocation Fund	6,511,866	21,762,980	28,274,846	—	—

Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Allocation Funds. Custodial fees are charged to each Allocation Fund based on each Allocation Fund's net assets and the market value of securities held by each Allocation Fund and the number of certain transactions incurred by each Allocation Fund.
Note 6–Line of Credit
The Allocation Funds and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Allocation Funds and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Allocation Funds, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2025, there were no borrowings made or outstanding with respect to the Allocation Funds under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Allocation Funds, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Allocation Funds and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2025, there were no interfund loans made or outstanding with respect to the Allocation Funds.

47

Notes to Financial Statements (continued)
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2025, purchases and sales of securities were as follows:
Fund	Purchases	Sales
NYLI Conservative Allocation Fund	$48,098	$81,886
NYLI Moderate Allocation Fund	122,462	185,422
NYLI Growth Allocation Fund	130,193	193,494
NYLI Equity Allocation Fund	63,670	97,212
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2025 and October 31, 2024, were as follows:
NYLI Conservative Allocation Fund
Class A	Shares	Amount
Year ended October 31, 2025:
Shares sold	1,853,435	$22,316,873
Shares issued to shareholders in reinvestment of distributions	1,009,163	11,864,338
Shares redeemed	(5,097,502)	(61,314,133)
Net increase (decrease) in shares outstanding before conversion	(2,234,904)	(27,132,922)
Shares converted into Class A (See Note 1)	502,108	6,112,218
Net increase (decrease)	(1,732,796)	$(21,020,704)
Year ended October 31, 2024:
Shares sold	1,745,300	$20,517,464
Shares issued to shareholders in reinvestment of distributions	793,935	9,428,579
Shares redeemed	(5,537,051)	(64,796,681)
Net increase (decrease) in shares outstanding before conversion	(2,997,816)	(34,850,638)
Shares converted into Class A (See Note 1)	830,262	9,821,864
Shares converted from Class A (See Note 1)	(1,255)	(14,756)
Net increase (decrease)	(2,168,809)	$(25,043,530)

Investor Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	166,203	$1,998,462
Shares issued to shareholders in reinvestment of distributions	87,193	1,024,656
Shares redeemed	(298,975)	(3,589,183)
Net increase (decrease) in shares outstanding before conversion	(45,579)	(566,065)
Shares converted into Investor Class (See Note 1)	58,637	709,426
Shares converted from Investor Class (See Note 1)	(344,022)	(4,193,646)
Net increase (decrease)	(330,964)	$(4,050,285)
Year ended October 31, 2024:
Shares sold	214,923	$2,517,031
Shares issued to shareholders in reinvestment of distributions	70,459	835,523
Shares redeemed	(372,756)	(4,367,276)
Net increase (decrease) in shares outstanding before conversion	(87,374)	(1,014,722)
Shares converted into Investor Class (See Note 1)	133,642	1,563,640
Shares converted from Investor Class (See Note 1)	(535,419)	(6,363,359)
Net increase (decrease)	(489,151)	$(5,814,441)

Class B	Shares	Amount
Year ended October 31, 2025: (a)
Shares sold	126	$1,536
Shares issued to shareholders in reinvestment of distributions	518	6,008
Shares redeemed	(2,142)	(24,994)
Net increase (decrease) in shares outstanding before conversion	(1,498)	(17,450)
Shares converted from Class B (See Note 1)	(61,086)	(732,091)
Net increase (decrease)	(62,584)	$(749,541)
Year ended October 31, 2024:
Shares sold	2,873	$34,070
Shares issued to shareholders in reinvestment of distributions	2,900	33,480
Shares redeemed	(35,777)	(410,935)
Net increase (decrease) in shares outstanding before conversion	(30,004)	(343,385)
Shares converted from Class B (See Note 1)	(212,839)	(2,445,235)
Net increase (decrease)	(242,843)	$(2,788,620)

48	NYLI Asset Allocation Funds

Class C	Shares	Amount
Year ended October 31, 2025:
Shares sold	26,176	$308,725
Shares issued to shareholders in reinvestment of distributions	19,727	227,679
Shares redeemed	(159,458)	(1,876,132)
Net increase (decrease) in shares outstanding before conversion	(113,555)	(1,339,728)
Shares converted from Class C (See Note 1)	(160,043)	(1,895,907)
Net increase (decrease)	(273,598)	$(3,235,635)
Year ended October 31, 2024:
Shares sold	41,898	$481,355
Shares issued to shareholders in reinvestment of distributions	17,445	202,855
Shares redeemed	(275,668)	(3,174,767)
Net increase (decrease) in shares outstanding before conversion	(216,325)	(2,490,557)
Shares converted from Class C (See Note 1)	(224,507)	(2,576,030)
Net increase (decrease)	(440,832)	$(5,066,587)

Class I	Shares	Amount
Year ended October 31, 2025:
Shares sold	38,760	$467,282
Shares issued to shareholders in reinvestment of distributions	17,363	206,751
Shares redeemed	(132,377)	(1,622,191)
Net increase (decrease)	(76,254)	$(948,158)
Year ended October 31, 2024:
Shares sold	131,001	$1,589,057
Shares issued to shareholders in reinvestment of distributions	16,982	203,468
Shares redeemed	(386,394)	(4,619,809)
Net increase (decrease) in shares outstanding before conversion	(238,411)	(2,827,284)
Shares converted into Class I (See Note 1)	1,239	14,756
Net increase (decrease)	(237,172)	$(2,812,528)

Class R2(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	138	$1,511
Shares issued to shareholders in reinvestment of distributions	100	1,156
Shares redeemed	(15,127)	(174,359)
Net increase (decrease)	(14,889)	$(171,692)

Class R3(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	300	$3,335
Shares issued to shareholders in reinvestment of distributions	1,487	17,084
Shares redeemed	(248,093)	(2,881,689)
Net increase (decrease)	(246,306)	$(2,861,270)

SIMPLE Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	121,382	$1,458,669
Shares issued to shareholders in reinvestment of distributions	11,172	130,830
Shares redeemed	(53,129)	(640,348)
Net increase (decrease)	79,425	$949,151
Year ended October 31, 2024:
Shares sold	107,021	$1,251,130
Shares issued to shareholders in reinvestment of distributions	6,608	78,460
Shares redeemed	(27,014)	(315,626)
Net increase (decrease) in shares outstanding before conversion	86,615	1,013,964
Shares converted from SIMPLE Class (See Note 1)	(77)	(880)
Net increase (decrease)	86,538	$1,013,084

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
NYLI Moderate Allocation Fund
Class A	Shares	Amount
Year ended October 31, 2025:
Shares sold	2,729,294	$38,316,345
Shares issued to shareholders in reinvestment of distributions	3,166,347	42,745,682
Shares redeemed	(8,227,059)	(114,640,054)
Net increase (decrease) in shares outstanding before conversion	(2,331,418)	(33,578,027)
Shares converted into Class A (See Note 1)	1,195,875	16,941,267
Shares converted from Class A (See Note 1)	(3,170)	(41,874)
Net increase (decrease)	(1,138,713)	$(16,678,634)
Year ended October 31, 2024:
Shares sold	3,122,706	$42,478,899
Shares issued to shareholders in reinvestment of distributions	179,621	2,376,393
Shares redeemed	(7,382,644)	(100,422,486)
Net increase (decrease) in shares outstanding before conversion	(4,080,317)	(55,567,194)
Shares converted into Class A (See Note 1)	1,888,695	25,951,051
Shares converted from Class A (See Note 1)	(692)	(9,788)
Net increase (decrease)	(2,192,314)	$(29,625,931)

49

Notes to Financial Statements (continued)
Investor Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	463,792	$6,480,055
Shares issued to shareholders in reinvestment of distributions	327,278	4,434,615
Shares redeemed	(663,904)	(9,295,172)
Net increase (decrease) in shares outstanding before conversion	127,166	1,619,498
Shares converted into Investor Class (See Note 1)	91,108	1,283,718
Shares converted from Investor Class (See Note 1)	(985,844)	(13,993,343)
Net increase (decrease)	(767,570)	$(11,090,127)
Year ended October 31, 2024:
Shares sold	599,105	$8,162,137
Shares issued to shareholders in reinvestment of distributions	10,827	143,672
Shares redeemed	(757,087)	(10,320,200)
Net increase (decrease) in shares outstanding before conversion	(147,155)	(2,014,391)
Shares converted into Investor Class (See Note 1)	215,035	2,923,242
Shares converted from Investor Class (See Note 1)	(1,434,301)	(19,799,192)
Net increase (decrease)	(1,366,421)	$(18,890,341)

Class B	Shares	Amount
Year ended October 31, 2025: (a)
Shares sold	1,412	$20,214
Shares issued to shareholders in reinvestment of distributions	4,371	58,349
Shares redeemed	(5,616)	(77,728)
Net increase (decrease) in shares outstanding before conversion	167	835
Shares converted from Class B (See Note 1)	(152,220)	(2,132,039)
Net increase (decrease)	(152,053)	$(2,131,204)
Year ended October 31, 2024:
Shares sold	3,333	$43,579
Shares redeemed	(58,421)	(778,212)
Net increase (decrease) in shares outstanding before conversion	(55,088)	(734,633)
Shares converted from Class B (See Note 1)	(466,991)	(6,257,338)
Net increase (decrease)	(522,079)	$(6,991,971)

Class C	Shares	Amount
Year ended October 31, 2025:
Shares sold	42,329	$580,549
Shares issued to shareholders in reinvestment of distributions	40,192	536,167
Shares redeemed	(200,762)	(2,764,289)
Net increase (decrease) in shares outstanding before conversion	(118,241)	(1,647,573)
Shares converted from Class C (See Note 1)	(147,700)	(2,045,664)
Net increase (decrease)	(265,941)	$(3,693,237)
Year ended October 31, 2024:
Shares sold	75,955	$1,017,721
Shares redeemed	(275,634)	(3,661,790)
Net increase (decrease) in shares outstanding before conversion	(199,679)	(2,644,069)
Shares converted from Class C (See Note 1)	(203,227)	(2,711,121)
Net increase (decrease)	(402,906)	$(5,355,190)

Class I	Shares	Amount
Year ended October 31, 2025:
Shares sold	67,004	$955,708
Shares issued to shareholders in reinvestment of distributions	42,057	572,397
Shares redeemed	(157,480)	(2,237,537)
Net increase (decrease)	(48,419)	$(709,432)
Year ended October 31, 2024:
Shares sold	80,203	$1,124,342
Shares issued to shareholders in reinvestment of distributions	3,632	48,416
Shares redeemed	(107,014)	(1,431,345)
Net increase (decrease) in shares outstanding before conversion	(23,179)	(258,587)
Shares converted into Class I (See Note 1)	685	9,788
Net increase (decrease)	(22,494)	$(248,799)

Class R2(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	38	$492
Shares issued to shareholders in reinvestment of distributions	35	469
Shares redeemed	(13,582)	(182,114)
Net increase (decrease)	(13,509)	$(181,153)

50	NYLI Asset Allocation Funds

Class R3(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	4,792	$61,215
Shares issued to shareholders in reinvestment of distributions	21	271
Shares redeemed	(147,694)	(1,979,435)
Net increase (decrease) in shares outstanding before conversion	(142,881)	(1,917,949)
Shares converted from Class R3 (See Note 1)	(5,519)	(73,520)
Net increase (decrease)	(148,400)	$(1,991,469)

SIMPLE Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	322,236	$4,501,818
Shares issued to shareholders in reinvestment of distributions	51,554	697,526
Shares redeemed	(126,321)	(1,760,766)
Net increase (decrease) in shares outstanding before conversion	247,469	3,438,578
Shares converted into SIMPLE Class (See Note 1)	2,101	27,121
Shares converted from SIMPLE Class (See Note 1)	(2,825)	(39,186)
Net increase (decrease)	246,745	$3,426,513
Year ended October 31, 2024:
Shares sold	324,884	$4,441,773
Shares issued to shareholders in reinvestment of distributions	146	1,931
Shares redeemed	(118,738)	(1,606,868)
Net increase (decrease) in shares outstanding before conversion	206,292	2,836,836
Shares converted from SIMPLE Class (See Note 1)	(2,405)	(33,122)
Net increase (decrease)	203,887	$2,803,714

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
NYLI Growth Allocation Fund
Class A	Shares	Amount
Year ended October 31, 2025:
Shares sold	2,765,208	$43,040,227
Shares issued to shareholders in reinvestment of distributions	3,524,810	53,189,477
Shares redeemed	(7,219,042)	(112,548,056)
Net increase (decrease) in shares outstanding before conversion	(929,024)	(16,318,352)
Shares converted into Class A (See Note 1)	1,317,104	20,991,996
Shares converted from Class A (See Note 1)	(664)	(10,317)
Net increase (decrease)	387,416	$4,663,327
Year ended October 31, 2024:
Shares sold	2,675,222	$41,034,466
Shares issued to shareholders in reinvestment of distributions	390,865	5,796,492
Shares redeemed	(6,787,854)	(104,518,943)
Net increase (decrease) in shares outstanding before conversion	(3,721,767)	(57,687,985)
Shares converted into Class A (See Note 1)	1,970,476	30,452,753
Shares converted from Class A (See Note 1)	(10,259)	(165,750)
Net increase (decrease)	(1,761,550)	$(27,400,982)

Investor Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	397,173	$6,222,581
Shares issued to shareholders in reinvestment of distributions	427,464	6,476,076
Shares redeemed	(588,225)	(9,266,717)
Net increase (decrease) in shares outstanding before conversion	236,412	3,431,940
Shares converted into Investor Class (See Note 1)	85,433	1,357,731
Shares converted from Investor Class (See Note 1)	(1,087,059)	(17,345,011)
Net increase (decrease)	(765,214)	$(12,555,340)
Year ended October 31, 2024:
Shares sold	516,534	$7,912,478
Shares issued to shareholders in reinvestment of distributions	44,206	657,335
Shares redeemed	(648,196)	(9,959,015)
Net increase (decrease) in shares outstanding before conversion	(87,456)	(1,389,202)
Shares converted into Investor Class (See Note 1)	226,836	3,471,831
Shares converted from Investor Class (See Note 1)	(1,526,914)	(23,677,226)
Net increase (decrease)	(1,387,534)	$(21,594,597)

51

Notes to Financial Statements (continued)
Class B	Shares	Amount
Year ended October 31, 2025: (a)
Shares sold	903	$15,000
Shares issued to shareholders in reinvestment of distributions	5,161	76,845
Shares redeemed	(9,089)	(140,003)
Net increase (decrease) in shares outstanding before conversion	(3,025)	(48,158)
Shares converted from Class B (See Note 1)	(156,605)	(2,493,089)
Net increase (decrease)	(159,630)	$(2,541,247)
Year ended October 31, 2024:
Shares sold	1,372	$20,239
Shares issued to shareholders in reinvestment of distributions	893	13,058
Shares redeemed	(82,332)	(1,235,099)
Net increase (decrease) in shares outstanding before conversion	(80,067)	(1,201,802)
Shares converted from Class B (See Note 1)	(502,448)	(7,571,749)
Net increase (decrease)	(582,515)	$(8,773,551)

Class C	Shares	Amount
Year ended October 31, 2025:
Shares sold	56,379	$876,217
Shares issued to shareholders in reinvestment of distributions	53,689	799,962
Shares redeemed	(214,534)	(3,298,989)
Net increase (decrease) in shares outstanding before conversion	(104,466)	(1,622,810)
Shares converted from Class C (See Note 1)	(160,296)	(2,470,371)
Net increase (decrease)	(264,762)	$(4,093,181)
Year ended October 31, 2024:
Shares sold	73,874	$1,112,388
Shares issued to shareholders in reinvestment of distributions	1,560	22,826
Shares redeemed	(226,119)	(3,405,812)
Net increase (decrease) in shares outstanding before conversion	(150,685)	(2,270,598)
Shares converted from Class C (See Note 1)	(167,726)	(2,515,199)
Net increase (decrease)	(318,411)	$(4,785,797)

Class I	Shares	Amount
Year ended October 31, 2025:
Shares sold	131,601	$2,106,708
Shares issued to shareholders in reinvestment of distributions	56,467	865,643
Shares redeemed	(197,791)	(3,170,287)
Net increase (decrease)	(9,723)	$(197,936)
Year ended October 31, 2024:
Shares sold	241,740	$3,787,278
Shares issued to shareholders in reinvestment of distributions	7,122	107,190
Shares redeemed	(237,082)	(3,737,090)
Net increase (decrease) in shares outstanding before conversion	11,780	157,378
Shares converted into Class I (See Note 1)	9,898	162,750
Net increase (decrease)	21,678	$320,128

Class R2(b)	Shares	Amount
Year ended October 31, 2024:
Shares issued to shareholders in reinvestment of distributions	36	$521
Shares redeemed	(4,670)	(71,174)
Net increase (decrease)	(4,634)	$(70,653)

Class R3(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	1,809	$26,072
Shares issued to shareholders in reinvestment of distributions	348	5,141
Shares redeemed	(63,720)	(955,725)
Net increase (decrease) in shares outstanding before conversion	(61,563)	(924,512)
Shares converted from Class R3 (See Note 1)	(8,354)	(125,756)
Net increase (decrease)	(69,917)	$(1,050,268)

52	NYLI Asset Allocation Funds

SIMPLE Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	205,896	$3,232,981
Shares issued to shareholders in reinvestment of distributions	41,917	634,621
Shares redeemed	(81,227)	(1,289,924)
Net increase (decrease) in shares outstanding before conversion	166,586	2,577,678
Shares converted into SIMPLE Class (See Note 1)	3,666	52,132
Shares converted from SIMPLE Class (See Note 1)	(5,305)	(83,071)
Net increase (decrease)	164,947	$2,546,739
Year ended October 31, 2024:
Shares sold	214,162	$3,301,899
Shares issued to shareholders in reinvestment of distributions	2,165	32,240
Shares redeemed	(68,775)	(1,068,088)
Net increase (decrease) in shares outstanding before conversion	147,552	2,266,051
Shares converted from SIMPLE Class (See Note 1)	(2,039)	(31,654)
Net increase (decrease)	145,513	$2,234,397

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
NYLI Equity Allocation Fund
Class A	Shares	Amount
Year ended October 31, 2025:
Shares sold	1,629,800	$27,467,946
Shares issued to shareholders in reinvestment of distributions	1,477,583	24,055,049
Shares redeemed	(3,623,188)	(61,381,378)
Net increase (decrease) in shares outstanding before conversion	(515,805)	(9,858,383)
Shares converted into Class A (See Note 1)	674,688	11,671,770
Net increase (decrease)	158,883	$1,813,387
Year ended October 31, 2024:
Shares sold	1,611,326	$26,118,436
Shares redeemed	(3,345,244)	(54,702,086)
Net increase (decrease) in shares outstanding before conversion	(1,733,918)	(28,583,650)
Shares converted into Class A (See Note 1)	1,176,406	19,173,720
Shares converted from Class A (See Note 1)	(1,188)	(20,326)
Net increase (decrease)	(558,700)	$(9,430,256)

Investor Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	187,365	$3,141,651
Shares issued to shareholders in reinvestment of distributions	193,457	3,147,552
Shares redeemed	(325,081)	(5,512,029)
Net increase (decrease) in shares outstanding before conversion	55,741	777,174
Shares converted into Investor Class (See Note 1)	45,679	779,379
Shares converted from Investor Class (See Note 1)	(564,225)	(9,728,917)
Net increase (decrease)	(462,805)	$(8,172,364)
Year ended October 31, 2024:
Shares sold	255,854	$4,103,907
Shares redeemed	(361,079)	(5,848,271)
Net increase (decrease) in shares outstanding before conversion	(105,225)	(1,744,364)
Shares converted into Investor Class (See Note 1)	115,722	1,851,712
Shares converted from Investor Class (See Note 1)	(919,956)	(14,997,074)
Net increase (decrease)	(909,459)	$(14,889,726)

Class B	Shares	Amount
Year ended October 31, 2025: (a)
Shares issued to shareholders in reinvestment of distributions	2,817	$43,691
Shares redeemed	(5,659)	(91,032)
Net increase (decrease) in shares outstanding before conversion	(2,842)	(47,341)
Shares converted from Class B (See Note 1)	(101,573)	(1,684,110)
Net increase (decrease)	(104,415)	$(1,731,451)
Year ended October 31, 2024:
Shares sold	1,508	$21,239
Shares redeemed	(41,918)	(641,675)
Net increase (decrease) in shares outstanding before conversion	(40,410)	(620,436)
Shares converted from Class B (See Note 1)	(302,531)	(4,657,041)
Net increase (decrease)	(342,941)	$(5,277,477)

53

Notes to Financial Statements (continued)
Class C	Shares	Amount
Year ended October 31, 2025:
Shares sold	19,502	$312,540
Shares issued to shareholders in reinvestment of distributions	24,570	382,069
Shares redeemed	(128,689)	(2,097,760)
Net increase (decrease) in shares outstanding before conversion	(84,617)	(1,403,151)
Shares converted from Class C (See Note 1)	(63,977)	(1,038,122)
Net increase (decrease)	(148,594)	$(2,441,273)
Year ended October 31, 2024:
Shares sold	30,343	$465,700
Shares redeemed	(98,091)	(1,511,436)
Net increase (decrease) in shares outstanding before conversion	(67,748)	(1,045,736)
Shares converted from Class C (See Note 1)	(78,719)	(1,206,293)
Net increase (decrease)	(146,467)	$(2,252,029)

Class I	Shares	Amount
Year ended October 31, 2025:
Shares sold	28,475	$507,214
Shares issued to shareholders in reinvestment of distributions	9,182	153,800
Shares redeemed	(270,305)	(4,978,403)
Net increase (decrease)	(232,648)	$(4,317,389)
Year ended October 31, 2024:
Shares sold	60,199	$1,045,493
Shares redeemed	(84,419)	(1,463,106)
Net increase (decrease)	(24,220)	$(417,613)

Class R3(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	2,882	$41,697
Shares redeemed	(130,069)	(2,073,042)
Net increase (decrease) in shares outstanding before conversion	(127,187)	(2,031,345)
Shares converted from Class R3 (See Note 1)	(9,250)	(140,500)
Net increase (decrease)	(136,437)	$(2,171,845)

SIMPLE Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	152,607	$2,582,652
Shares issued to shareholders in reinvestment of distributions	20,901	339,007
Shares redeemed	(52,914)	(888,245)
Net increase (decrease)	120,594	$2,033,414
Year ended October 31, 2024:
Shares sold	137,495	$2,220,620
Shares redeemed	(38,891)	(622,785)
Net increase (decrease) in shares outstanding before conversion	98,604	1,597,835
Shares converted from SIMPLE Class (See Note 1)	(282)	(4,198)
Net increase (decrease)	98,322	$1,593,637

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Allocation Funds.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Allocation Funds as of and for the year ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager

54	NYLI Asset Allocation Funds

for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
55

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund, and NYLI Equity Allocation Fund (the Funds), four of the funds constituting New York Life Investments Funds Trust, including the portfolios of investments, as of October 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of October 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, the transfer agent and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 19, 2025
56	NYLI Asset Allocation Funds

Federal Income Tax Information
(Unaudited)
The Allocation Funds are required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Allocation Funds during such fiscal years.
Accordingly, the Allocation Funds paid the following as long term capital gain distributions.
NYLI Conservative Allocation Fund	$3,049,024
NYLI Moderate Allocation Fund	22,583,597
NYLI Growth Allocation Fund	39,359,078
NYLI Equity Allocation Fund	21,762,980
For the fiscal year ended October 31, 2025, the Allocation Funds designated approximately the following amounts under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
QDI$
NYLI Conservative Allocation Fund	$341,273
NYLI Moderate Allocation Fund	2,257,356
NYLI Growth Allocation Fund	2,817,679
NYLI Equity Allocation Fund	2,191,126
The dividends paid by the following Allocation Funds during the fiscal year ended October 31, 2025 which are not designated as capital gain distributions should be multiplied by the following percentages to arrive at the amount eligible for the corporate dividend received deduction.
DRD%
NYLI Conservative Allocation Fund	2.40%
NYLI Moderate Allocation Fund	4.02%
NYLI Growth Allocation Fund	4.73%
NYLI Equity Allocation Fund	13.31%
The list of Allocation Funds with income sourced from foreign countries for the tax year ended October 31, 2025 is listed below:
IDF$
NYLI Conservative Allocation Fund	$55,367
NYLI Moderate Allocation Fund	—
NYLI Growth Allocation Fund	—
NYLI Equity Allocation Fund	47,967
The list of qualified Fund of Funds passing through foreign tax credits for the tax year ended October 31, 2025 is listed below.
FTC$
NYLI Conservative Allocation Fund	$110,166
NYLI Moderate Allocation Fund	375,709
NYLI Growth Allocation Fund	540,725
NYLI Equity Allocation Fund	401,035
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Allocation Funds' fiscal year ended October 31, 2025.
57

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within each Allocation Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
58

NYLI MacKay Short Duration High Income Fund

Annual Report - Financial Statements and Other Information
October 31, 2025

Portfolio of Investments October 31, 2025†^
	Principal Amount	Value
Long-Term Bonds 95.6%
Convertible Bonds 0.6%
Energy-Alternate Sources 0.2%
XPLR Infrastructure LP
2.50%, due 6/15/26 (a)	$ 6,000,000	$ 5,895,000
Media 0.4%
Cable One, Inc.
(zero coupon), due 3/15/26	6,750,000	6,591,375
1.125%, due 3/15/28	6,640,000	5,610,800
		12,202,175
Total Convertible Bonds (Cost $18,980,298)		18,097,175
Corporate Bonds 79.3%
Advertising 1.0%
Clear Channel Outdoor Holdings, Inc.
7.125%, due 2/15/31 (a)	6,500,000	6,703,179
Lamar Media Corp.
3.75%, due 2/15/28	5,500,000	5,348,474
4.00%, due 2/15/30	2,750,000	2,638,841
4.875%, due 1/15/29	9,500,000	9,416,368
Outfront Media Capital LLC (a)
4.25%, due 1/15/29	5,750,000	5,552,800
4.625%, due 3/15/30	2,500,000	2,414,996
		32,074,658
Aerospace & Defense 2.2%
AAR Escrow Issuer LLC
6.75%, due 3/15/29 (a)	7,000,000	7,227,535
Bombardier, Inc.
7.50%, due 2/1/29 (a)	1,000,000	1,041,790
TransDigm, Inc.
4.625%, due 1/15/29	7,000,000	6,885,187
6.375%, due 3/1/29 (a)	24,000,000	24,652,440
6.75%, due 8/15/28 (a)	26,320,000	26,839,215
		66,646,167
Agriculture 0.1%
Darling Ingredients, Inc. (a)
5.25%, due 4/15/27	500,000	498,896
6.00%, due 6/15/30	1,750,000	1,768,720
		2,267,616
Airlines 0.1%
American Airlines, Inc.
5.50%, due 4/20/26 (a)	333,333	334,181
	Principal Amount	Value

Airlines (continued)
Delta Air Lines, Inc.
7.375%, due 1/15/26	$ 1,500,000	$ 1,504,255
		1,838,436
Apparel 0.3%
Under Armour, Inc.
7.25%, due 7/15/30 (a)	6,000,000	5,922,430
William Carter Co. (The)
7.375%, due 2/15/31 (a)(b)	2,510,000	2,497,898
		8,420,328
Auto Manufacturers 0.3%
Ford Motor Credit Co. LLC
4.389%, due 1/8/26	1,000,000	999,174
6.95%, due 3/6/26	3,000,000	3,017,641
6.95%, due 6/10/26	1,500,000	1,519,190
7.35%, due 11/4/27	2,000,000	2,088,594
PM General Purchaser LLC
9.50%, due 10/1/28 (a)	1,000,000	864,888
		8,489,487
Auto Parts & Equipment 1.4%
Adient Global Holdings Ltd.
7.00%, due 4/15/28 (a)	650,000	665,328
Clarios Global LP
6.75%, due 2/15/30 (a)	2,500,000	2,591,700
IHO Verwaltungs GmbH (a)(c)
6.375% (6.375% Cash or 7.125% PIK), due 5/15/29	1,000,000	996,334
7.75% (7.75% Cash or 8.50% PIK), due 11/15/30	11,170,000	11,571,852
Phinia, Inc.
6.75%, due 4/15/29 (a)	6,000,000	6,189,678
Tenneco, Inc.
8.00%, due 11/17/28 (a)	7,000,000	6,980,902
ZF North America Capital, Inc. (a)
6.875%, due 4/14/28	8,350,000	8,401,355
7.50%, due 3/24/31	6,710,000	6,452,271
		43,849,420
Building Materials 0.7%
James Hardie International Finance DAC
5.00%, due 1/15/28 (a)	11,737,000	11,667,762
JH North America Holdings, Inc.
5.875%, due 1/31/31 (a)	6,035,000	6,146,738
Standard Industries, Inc.
4.75%, due 1/15/28 (a)	3,350,000	3,339,130
		21,153,630

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Chemicals 2.4%
ASP Unifrax Holdings, Inc. (a)(c)
7.10% (5.85% Cash and 1.25% PIK), due 9/30/29	$ 2,520,368	$ 915,283
11.175% (10.425% Cash or 11.175% PIK), due 9/30/29	1,017,949	913,157
Celanese US Holdings LLC (d)
6.665%, due 7/15/27	6,361,000	6,529,738
6.83%, due 7/15/29	3,500,000	3,574,690
6.85%, due 11/15/28	10,666,000	11,048,045
GPD Cos., Inc.
12.50% (10.125% Cash and 2.375% PIK), due 12/31/29 (a)(c)	6,093,684	3,354,538
Innophos Holdings, Inc.
11.50%, due 6/15/29 (a)	2,356,800	2,238,960
Mativ Holdings, Inc.
8.00%, due 10/1/29 (a)	1,250,000	1,211,297
NOVA Chemicals Corp. (a)
5.25%, due 6/1/27	6,125,000	6,138,867
7.00%, due 12/1/31	2,615,000	2,773,914
8.50%, due 11/15/28	6,250,000	6,552,137
9.00%, due 2/15/30	3,435,000	3,673,303
Olympus Water US Holding Corp.
7.125%, due 10/1/27 (a)	2,356,000	2,397,960
SCIH Salt Holdings, Inc.
4.875%, due 5/1/28 (a)	4,400,000	4,351,916
SCIL IV LLC
5.375%, due 11/1/26 (a)	6,500,000	6,488,639
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (a)	10,350,000	10,177,448
		72,339,892
Coal 0.4%
Alliance Resource Operating Partners LP
8.625%, due 6/15/29 (a)	11,541,000	12,213,829
Coronado Finance Pty. Ltd.
9.25%, due 10/1/29 (a)	1,800,000	1,658,423
		13,872,252
Commercial Services 5.1%
Alta Equipment Group, Inc.
9.00%, due 6/1/29 (a)	3,100,000	2,808,971
AMN Healthcare, Inc.
6.50%, due 1/15/31 (a)	2,500,000	2,506,008
Belron UK Finance plc
5.75%, due 10/15/29 (a)	10,300,000	10,435,630
	Principal Amount	Value

Commercial Services (continued)
Block, Inc.
5.625%, due 8/15/30 (a)	$ 8,910,000	$ 9,044,621
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	7,500,000	7,222,916
4.875%, due 7/1/29	14,600,000	13,620,109
Dcli Bidco LLC
7.75%, due 11/15/29 (a)	6,585,000	6,693,153
GEO Group, Inc. (The)
8.625%, due 4/15/29	5,725,000	6,041,696
Graham Holdings Co.
5.75%, due 6/1/26 (a)	16,114,000	16,105,684
Herc Holdings, Inc. (a)
5.50%, due 7/15/27	4,000,000	3,998,998
6.625%, due 6/15/29	2,910,000	3,005,058
7.00%, due 6/15/30	2,425,000	2,538,197
Korn Ferry
4.625%, due 12/15/27 (a)	7,130,000	7,073,712
Matthews International Corp.
8.625%, due 10/1/27 (a)	3,500,000	3,603,719
NES Fircroft Bondco A/S
Series Reg S
8.00%, due 9/30/29 (a)	4,750,000	4,797,407
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (a)	8,000,000	7,821,103
OT Midco, Inc.
10.00%, due 2/15/30 (a)	6,625,000	3,875,795
Service Corp. International
7.50%, due 4/1/27	3,150,000	3,256,628
TriNet Group, Inc.
3.50%, due 3/1/29 (a)	9,750,000	9,156,020
United Rentals North America, Inc.
3.875%, due 11/15/27	875,000	863,469
4.875%, due 1/15/28	3,450,000	3,447,401
Williams Scotsman, Inc. (a)
4.625%, due 8/15/28	11,750,000	11,595,983
6.625%, due 6/15/29	6,000,000	6,177,426
6.625%, due 4/15/30	10,800,000	11,168,377
		156,858,081
Computers 0.3%
Diebold Nixdorf, Inc.
7.75%, due 3/31/30 (a)	3,000,000	3,176,859
Gartner, Inc.
4.50%, due 7/1/28 (a)	5,500,000	5,454,773
		8,631,632

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Short Duration High Income Fund

	Principal Amount	Value
Corporate Bonds (continued)
Cosmetics & Personal Care 1.2%
Edgewell Personal Care Co.
5.50%, due 6/1/28 (a)	$ 14,750,000	$ 14,729,332
Perrigo Finance Unlimited Co.
4.90%, due 6/15/30 (d)	2,750,000	2,689,987
Prestige Brands, Inc.
5.125%, due 1/15/28 (a)	18,600,000	18,541,603
		35,960,922
Distribution & Wholesale 0.7%
Gates Corp.
6.875%, due 7/1/29 (a)	4,000,000	4,152,840
RB Global Holdings, Inc. (a)
6.75%, due 3/15/28	3,350,000	3,420,541
7.75%, due 3/15/31	8,250,000	8,609,939
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	5,260,000	5,171,879
		21,355,199
Diversified Financial Services 2.3%
AG Issuer LLC
6.25%, due 3/1/28 (a)	4,750,000	4,753,467
Cantor Fitzgerald LP
7.20%, due 12/12/28 (a)	2,000,000	2,124,609
Enact Holdings, Inc.
6.25%, due 5/28/29	5,000,000	5,232,869
Jane Street Group (a)
4.50%, due 11/15/29	5,212,000	5,064,841
7.125%, due 4/30/31	2,480,000	2,602,433
Jefferies Finance LLC
5.00%, due 8/15/28 (a)	3,690,000	3,493,977
LPL Holdings, Inc.
4.625%, due 11/15/27 (a)	1,350,000	1,345,655
PennyMac Financial Services, Inc.
4.25%, due 2/15/29 (a)	9,500,000	9,224,032
Planet Financial Group LLC
10.50%, due 12/15/29 (a)	3,500,000	3,625,153
Provident Funding Associates LP
9.75%, due 9/15/29 (a)	3,095,000	3,261,474
Radian Group, Inc.
4.875%, due 3/15/27	1,000,000	1,002,881
Rocket Cos., Inc.
6.125%, due 8/1/30 (a)	13,475,000	13,899,503
SLM Corp.
6.50%, due 1/31/30	2,235,000	2,317,299
StoneX Group, Inc.
7.875%, due 3/1/31 (a)	8,000,000	8,472,776
	Principal Amount	Value

Diversified Financial Services (continued)
United Wholesale Mortgage LLC
5.75%, due 6/15/27 (a)	$ 1,850,000	$ 1,853,152
UWM Holdings LLC
6.25%, due 3/15/31 (a)	3,655,000	3,648,425
		71,922,546
Electric 2.7%
Clearway Energy Operating LLC
4.75%, due 3/15/28 (a)	10,500,000	10,441,216
Edison International
Series A
5.375% (5 Year Treasury Constant Maturity Rate + 4.698%), due 3/9/26 (e)(f)	6,700,000	6,633,517
NRG Energy, Inc.
5.75%, due 1/15/28	500,000	501,775
PG&E Corp.
5.00%, due 7/1/28	10,000,000	9,930,276
Talen Energy Supply LLC
8.625%, due 6/1/30 (a)	3,000,000	3,183,399
TransAlta Corp.
7.75%, due 11/15/29	3,000,000	3,123,960
Vistra Corp.
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26 (a)(e)(f)	12,250,000	12,550,639
Vistra Operations Co. LLC
5.625%, due 2/15/27 (a)	9,750,000	9,753,169
VoltaGrid LLC
7.375%, due 11/1/30 (a)	4,505,000	4,581,819
XPLR Infrastructure Operating Partners LP (a)
3.875%, due 10/15/26	3,500,000	3,448,356
4.50%, due 9/15/27	6,000,000	5,868,377
7.25%, due 1/15/29	7,000,000	7,200,669
8.375%, due 1/15/31	4,420,000	4,624,544
		81,841,716
Electrical Components & Equipment 0.5%
EnerSys
4.375%, due 12/15/27 (a)	6,385,000	6,304,774
WESCO Distribution, Inc. (a)
6.375%, due 3/15/29	7,000,000	7,232,183
7.25%, due 6/15/28	2,125,000	2,154,631
		15,691,588
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Electronics 0.2%
Sensata Technologies BV (a)
4.00%, due 4/15/29	$ 5,750,000	$ 5,603,593
5.875%, due 9/1/30	1,000,000	1,009,700
		6,613,293
Engineering & Construction 0.4%
Arcosa, Inc.
4.375%, due 4/15/29 (a)	4,500,000	4,378,493
TopBuild Corp.
3.625%, due 3/15/29 (a)	1,000,000	964,282
Weekley Homes LLC
4.875%, due 9/15/28 (a)	7,035,000	6,870,781
		12,213,556
Entertainment 4.5%
Affinity Interactive
6.875%, due 12/15/27 (a)	1,350,000	671,774
Boyne USA, Inc.
4.75%, due 5/15/29 (a)	7,125,000	6,986,879
Brightstar Lottery plc
6.25%, due 1/15/27 (a)	1,630,000	1,646,140
Caesars Entertainment, Inc. (a)
4.625%, due 10/15/29	7,500,000	7,055,945
7.00%, due 2/15/30	1,250,000	1,286,149
Churchill Downs, Inc. (a)
4.75%, due 1/15/28	10,995,000	10,896,067
5.50%, due 4/1/27	29,510,000	29,499,388
5.75%, due 4/1/30	9,000,000	9,027,666
Flutter Treasury DAC
5.875%, due 6/4/31 (a)	3,500,000	3,543,750
Jacobs Entertainment, Inc. (a)
6.75%, due 2/15/29	7,675,000	7,435,156
6.75%, due 2/15/29	1,485,000	1,437,406
Light & Wonder International, Inc.
7.25%, due 11/15/29 (a)	3,550,000	3,642,012
Live Nation Entertainment, Inc. (a)
3.75%, due 1/15/28	3,250,000	3,171,162
4.75%, due 10/15/27	15,025,000	14,976,749
5.625%, due 3/15/26	2,000,000	2,002,040
6.50%, due 5/15/27	15,150,000	15,279,608
Merlin Entertainments Group US Holdings, Inc.
7.375%, due 2/15/31 (a)	2,000,000	1,675,892
Motion Bondco DAC
6.625%, due 11/15/27 (a)	1,250,000	1,209,841
Rivers Enterprise Lender LLC
6.25%, due 10/15/30 (a)	11,775,000	11,870,972
	Principal Amount	Value

Entertainment (continued)
Vail Resorts, Inc.
5.625%, due 7/15/30 (a)	$ 5,960,000	$ 6,036,467
		139,351,063
Food 2.6%
Albertsons Cos., Inc.
5.50%, due 3/31/31 (a)	6,000,000	6,047,425
Chobani LLC (a)
4.625%, due 11/15/28	6,150,000	6,114,283
7.625%, due 7/1/29	1,500,000	1,560,007
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (a)	5,520,000	5,700,808
Performance Food Group, Inc. (a)
4.25%, due 8/1/29	14,000,000	13,653,450
5.50%, due 10/15/27	15,250,000	15,253,263
Post Holdings, Inc. (a)
4.625%, due 4/15/30	3,000,000	2,908,628
5.50%, due 12/15/29	5,000,000	5,002,510
Simmons Foods, Inc.
4.625%, due 3/1/29 (a)	18,500,000	17,725,898
United Natural Foods, Inc.
6.75%, due 10/15/28 (a)	5,000,000	5,001,545
US Foods, Inc.
6.875%, due 9/15/28 (a)	1,000,000	1,031,328
		79,999,145
Food Service 0.3%
Aramark Services, Inc.
5.00%, due 2/1/28 (a)	9,000,000	8,987,551
Forest Products & Paper 0.5%
Mercer International, Inc.
5.125%, due 2/1/29	9,820,000	6,349,568
12.875%, due 10/1/28 (a)	9,705,000	8,057,549
Smurfit Kappa Treasury Funding DAC
7.50%, due 11/20/25	1,000,000	1,000,081
		15,407,198
Healthcare-Products 1.4%
Bausch + Lomb Corp.
8.375%, due 10/1/28 (a)	6,720,000	7,022,400
Hologic, Inc. (a)
3.25%, due 2/15/29	1,500,000	1,480,650
4.625%, due 2/1/28	7,950,000	7,931,439
Neogen Food Safety Corp.
8.625%, due 7/20/30 (a)	1,800,000	1,903,860
Teleflex, Inc.
4.25%, due 6/1/28 (a)	7,500,000	7,348,365

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Short Duration High Income Fund

	Principal Amount	Value
Corporate Bonds (continued)
Healthcare-Products (continued)
Teleflex, Inc. (continued)
4.625%, due 11/15/27	$ 2,000,000	$ 1,989,717
Varex Imaging Corp.
7.875%, due 10/15/27 (a)	15,000,000	15,299,760
		42,976,191
Healthcare-Services 1.3%
Acadia Healthcare Co., Inc. (a)
5.00%, due 4/15/29	1,000,000	978,537
5.50%, due 7/1/28	7,000,000	6,954,272
Encompass Health Corp.
4.50%, due 2/1/28	7,000,000	6,946,838
HCA, Inc.
5.875%, due 2/15/26	2,000,000	2,002,375
HealthEquity, Inc.
4.50%, due 10/1/29 (a)	4,250,000	4,135,881
IQVIA, Inc.
5.00%, due 10/15/26 (a)	5,515,000	5,506,558
5.70%, due 5/15/28	3,000,000	3,089,859
LifePoint Health, Inc.
9.875%, due 8/15/30 (a)	8,000,000	8,636,904
Tenet Healthcare Corp.
6.25%, due 2/1/27	1,000,000	1,001,658
		39,252,882
Holding Companies-Diversified 0.1%
Stena International SA
7.625%, due 2/15/31 (a)	3,750,000	3,841,478
Home Builders 1.0%
Installed Building Products, Inc.
5.75%, due 2/1/28 (a)	8,490,000	8,486,037
LGI Homes, Inc.
8.75%, due 12/15/28 (a)	2,500,000	2,599,988
M/I Homes, Inc.
4.95%, due 2/1/28	3,615,000	3,603,501
Shea Homes LP
4.75%, due 2/15/28	2,850,000	2,822,099
4.75%, due 4/1/29	1,250,000	1,223,347
STL Holding Co. LLC
8.75%, due 2/15/29 (a)	4,085,000	4,283,241
Thor Industries, Inc.
4.00%, due 10/15/29 (a)	2,000,000	1,903,128
Winnebago Industries, Inc.
6.25%, due 7/15/28 (a)	6,764,000	6,750,845
		31,672,186
	Principal Amount	Value

Home Furnishings 0.2%
Whirlpool Corp.
6.125%, due 6/15/30	$ 5,000,000	$ 4,950,883
Household Products & Wares 0.3%
Central Garden & Pet Co.
5.125%, due 2/1/28	9,555,000	9,539,915
Housewares 0.9%
CD&R Smokey Buyer, Inc.
9.50%, due 10/15/29 (a)	1,000,000	699,931
Newell Brands, Inc.
6.375%, due 9/15/27	2,500,000	2,493,372
6.375%, due 5/15/30	11,860,000	11,267,000
6.625%, due 9/15/29	1,000,000	977,954
8.50%, due 6/1/28 (a)	8,500,000	8,720,294
Scotts Miracle-Gro Co. (The)
4.50%, due 10/15/29	1,225,000	1,193,158
5.25%, due 12/15/26	3,250,000	3,252,288
		28,603,997
Insurance 0.4%
HUB International Ltd.
7.25%, due 6/15/30 (a)	3,750,000	3,914,992
MGIC Investment Corp.
5.25%, due 8/15/28	3,516,000	3,515,844
NMI Holdings, Inc.
6.00%, due 8/15/29	5,500,000	5,670,775
Ryan Specialty LLC
4.375%, due 2/1/30 (a)	730,000	713,633
		13,815,244
Internet 1.4%
Arches Buyer, Inc.
4.25%, due 6/1/28 (a)	3,065,000	2,995,032
Cars.com, Inc.
6.375%, due 11/1/28 (a)	8,450,000	8,416,297
Cogent Communications Group LLC (a)
7.00%, due 6/15/27	4,790,000	4,779,215
7.00%, due 6/15/27	3,500,000	3,488,826
Gen Digital, Inc.
6.75%, due 9/30/27 (a)	6,500,000	6,600,705
Go Daddy Operating Co. LLC (a)
3.50%, due 3/1/29	1,000,000	952,196
5.25%, due 12/1/27	12,000,000	11,986,356
Match Group Holdings II LLC
5.00%, due 12/15/27 (a)	3,000,000	2,989,404
		42,208,031
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Investment Companies 0.6%
Apollo Debt Solutions BDC
5.875%, due 8/30/30 (a)	$ 3,000,000	$ 3,034,173
Ares Capital Corp.
5.50%, due 9/1/30	6,125,000	6,172,496
Compass Group Diversified Holdings LLC
5.25%, due 4/15/29 (a)	7,631,250	6,912,445
Icahn Enterprises LP
10.00%, due 11/15/29 (a)	3,210,000	3,221,758
		19,340,872
Iron & Steel 2.0%
Allegheny Ludlum LLC
6.95%, due 12/15/25	2,430,000	2,437,266
Big River Steel LLC
6.625%, due 1/31/29 (a)	21,657,000	21,693,406
Mineral Resources Ltd. (a)
7.00%, due 4/1/31	15,150,000	15,684,113
8.00%, due 11/1/27	3,010,000	3,074,185
8.50%, due 5/1/30	1,000,000	1,042,528
9.25%, due 10/1/28	16,815,000	17,630,628
		61,562,126
Leisure Time 0.9%
Acushnet Co.
7.375%, due 10/15/28 (a)	1,500,000	1,556,108
Carnival Corp. (a)
4.00%, due 8/1/28	7,000,000	6,886,147
5.125%, due 5/1/29	9,730,000	9,850,289
6.00%, due 5/1/29	8,000,000	8,120,000
		26,412,544
Lodging 1.3%
Boyd Gaming Corp.
4.75%, due 12/1/27	18,270,000	18,173,744
Hilton Domestic Operating Co., Inc. (a)
5.75%, due 5/1/28	3,000,000	3,003,345
5.875%, due 4/1/29	9,000,000	9,187,303
Hilton Worldwide Finance LLC
4.875%, due 4/1/27	3,035,000	3,037,203
Station Casinos LLC
4.50%, due 2/15/28 (a)	5,500,000	5,413,853
		38,815,448
Machinery—Construction & Mining 0.6%
Terex Corp.
5.00%, due 5/15/29 (a)	4,500,000	4,416,454
	Principal Amount	Value

Machinery—Construction & Mining (continued)
Vertiv Group Corp.
4.125%, due 11/15/28 (a)	$ 15,000,000	$ 14,777,318
		19,193,772
Machinery-Diversified 1.2%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (g)(h)(i)	3,425,000	—
Maxim Crane Works Holdings Capital LLC
11.50%, due 9/1/28 (a)	2,500,000	2,643,800
Regal Rexnord Corp.
6.05%, due 2/15/26	2,875,000	2,883,468
6.05%, due 4/15/28	3,720,000	3,848,046
TK Elevator U.S. Newco, Inc.
5.25%, due 7/15/27 (a)	26,258,000	26,227,733
		35,603,047
Media 5.7%
Block Communications, Inc.
4.875%, due 3/1/28 (a)	1,500,000	1,406,607
CCO Holdings LLC (a)
4.75%, due 3/1/30	1,000,000	950,865
5.00%, due 2/1/28	19,795,000	19,596,327
5.125%, due 5/1/27	1,500,000	1,491,352
5.375%, due 6/1/29	7,000,000	6,908,466
5.50%, due 5/1/26	13,485,000	13,467,683
6.375%, due 9/1/29	1,500,000	1,511,805
CSC Holdings LLC (a)
5.50%, due 4/15/27	2,000,000	1,855,769
6.50%, due 2/1/29	3,000,000	2,063,344
11.25%, due 5/15/28	5,170,000	4,536,070
11.75%, due 1/31/29	3,095,000	2,444,928
Directv Financing LLC (a)
5.875%, due 8/15/27	7,598,000	7,598,357
8.875%, due 2/1/30	2,000,000	1,988,158
Discovery Communications LLC
3.625%, due 5/15/30	9,255,000	8,565,502
4.125%, due 5/15/29	8,850,000	8,561,136
DISH Network Corp.
11.75%, due 11/15/27 (a)	4,000,000	4,211,132
Gray Media, Inc.
10.50%, due 7/15/29 (a)	7,330,000	7,899,021
LCPR Senior Secured Financing DAC
6.75%, due 10/15/27 (a)	19,775,000	12,369,065
Nexstar Media, Inc. (a)
4.75%, due 11/1/28	1,500,000	1,476,434
5.625%, due 7/15/27	4,500,000	4,498,152

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Short Duration High Income Fund

	Principal Amount	Value
Corporate Bonds (continued)
Media (continued)
Scripps Escrow II, Inc.
3.875%, due 1/15/29 (a)	$ 3,000,000	$ 2,712,529
Sirius XM Radio LLC (a)
4.00%, due 7/15/28	7,390,000	7,182,497
5.00%, due 8/1/27	3,000,000	2,993,038
5.50%, due 7/1/29	1,000,000	1,001,401
TEGNA, Inc.
4.625%, due 3/15/28	4,000,000	3,948,006
5.00%, due 9/15/29	2,100,000	2,084,289
Univision Communications, Inc. (a)
4.50%, due 5/1/29	3,500,000	3,289,525
7.375%, due 6/30/30	4,500,000	4,515,143
Versant Media Group, Inc.
7.25%, due 1/30/31 (a)	8,680,000	8,847,760
Videotron Ltd.
5.125%, due 4/15/27 (a)	3,500,000	3,500,522
Virgin Media Secured Finance plc
5.50%, due 5/15/29 (a)	9,000,000	8,834,675
Virgin Media Vendor Financing Notes IV DAC
5.00%, due 7/15/28 (a)	5,059,000	4,957,286
Ziggo BV
4.875%, due 1/15/30 (a)	9,000,000	8,494,645
		175,761,489
Metal Fabricate & Hardware 0.3%
Advanced Drainage Systems, Inc.
5.00%, due 9/30/27 (a)	2,500,000	2,493,865
Park-Ohio Industries, Inc.
8.50%, due 8/1/30 (a)	6,000,000	6,124,320
		8,618,185
Mining 1.6%
Alcoa Nederland Holding BV
7.125%, due 3/15/31 (a)	1,500,000	1,585,408
Alumina Pty. Ltd.
6.125%, due 3/15/30 (a)	6,200,000	6,355,849
Century Aluminum Co.
6.875%, due 8/1/32 (a)	1,500,000	1,542,116
Compass Minerals International, Inc. (a)
6.75%, due 12/1/27	592,000	595,025
8.00%, due 7/1/30	4,045,000	4,209,725
Eldorado Gold Corp.
6.25%, due 9/1/29 (a)	7,225,000	7,239,674
First Quantum Minerals Ltd.
9.375%, due 3/1/29 (a)	13,575,000	14,363,993
	Principal Amount	Value

Mining (continued)
IAMGOLD Corp.
5.75%, due 10/15/28 (a)	$ 14,894,000	$ 14,838,234
		50,730,024
Miscellaneous—Manufacturing 1.4%
Amsted Industries, Inc.
4.625%, due 5/15/30 (a)	2,000,000	1,957,255
Axon Enterprise, Inc.
6.125%, due 3/15/30 (a)	7,000,000	7,189,266
Calderys Financing II LLC
11.75% (11.75% Cash or 12.50% PIK), due 6/1/28 (a)(c)	5,975,000	6,198,479
Calderys Financing LLC
11.25%, due 6/1/28 (a)	5,750,000	6,075,019
Entegris, Inc.
4.75%, due 4/15/29 (a)	5,000,000	4,969,074
Hillenbrand, Inc.
6.25%, due 2/15/29	2,885,000	2,963,986
LSB Industries, Inc.
6.25%, due 10/15/28 (a)	5,500,000	5,422,143
Trinity Industries, Inc.
7.75%, due 7/15/28 (a)	7,500,000	7,773,705
		42,548,927
Oil & Gas 5.4%
Ascent Resources Utica Holdings LLC
9.00%, due 11/1/27 (a)	1,556,000	1,833,637
Chord Energy Corp.
6.00%, due 10/1/30 (a)	9,750,000	9,773,204
Civitas Resources, Inc.
5.00%, due 10/15/26 (a)	2,800,000	2,786,122
Comstock Resources, Inc. (a)
6.75%, due 3/1/29	2,500,000	2,478,349
6.75%, due 3/1/29	3,750,000	3,713,193
Constellation Oil Services Holding SA
9.375%, due 11/7/29 (a)	2,755,000	2,834,895
Diamond Foreign Asset Co.
8.50%, due 10/1/30 (a)	6,000,000	6,369,846
Gulfport Energy Operating Corp.
6.75%, due 9/1/29 (a)	4,005,000	4,089,170
Hilcorp Energy I LP (a)
5.75%, due 2/1/29	3,500,000	3,434,578
6.25%, due 11/1/28	5,000,000	5,008,401
Matador Resources Co.
6.875%, due 4/15/28 (a)	2,000,000	2,038,106
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Oil & Gas (continued)
Noble Finance II LLC
8.00%, due 4/15/30 (a)	$ 6,500,000	$ 6,745,979
Parkland Corp. (a)
4.50%, due 10/1/29	1,000,000	965,305
4.625%, due 5/1/30	2,000,000	1,940,346
5.875%, due 7/15/27	19,540,000	19,513,256
Parkland Corp. Escrow Claim Shares (g)(h)
4.50%, due 10/1/29	1,000,000	—
4.625%, due 5/1/30	2,000,000	—
5.875%, due 7/15/27	16,940,000	—
PBF Holding Co. LLC
9.875%, due 3/15/30 (a)	3,325,000	3,524,952
Range Resources Corp.
4.75%, due 2/15/30 (a)	6,272,000	6,137,307
8.25%, due 1/15/29	1,000,000	1,020,146
Seadrill Finance Ltd.
8.375%, due 8/1/30 (a)	7,750,000	7,928,221
SM Energy Co.
6.625%, due 1/15/27	1,950,000	1,951,260
6.75%, due 9/15/26	7,270,000	7,276,674
6.75%, due 8/1/29 (a)	4,000,000	3,991,645
Sunoco LP
6.00%, due 4/15/27	2,500,000	2,503,817
Talos Production, Inc.
9.00%, due 2/1/29 (a)	16,025,000	16,476,568
TGNR Intermediate Holdings LLC
5.50%, due 10/15/29 (a)	8,500,000	8,240,250
Transocean Aquila Ltd.
8.00%, due 9/30/28 (a)	5,350,769	5,488,696
Transocean International Ltd.
8.25%, due 5/15/29 (a)	3,750,000	3,771,952
Transocean Titan Financing Ltd.
8.375%, due 2/1/28 (a)	6,026,905	6,193,374
Vital Energy, Inc.
7.75%, due 7/31/29 (a)	7,425,000	7,299,797
Vnom Sub, Inc.
5.375%, due 11/1/27 (a)	4,500,000	4,500,000
Wildfire Intermediate Holdings LLC
7.50%, due 10/15/29 (a)	4,750,000	4,740,300
		164,569,346
Oil & Gas Services 1.0%
Bristow Group, Inc.
6.875%, due 3/1/28 (a)	10,500,000	10,498,415
Nine Energy Service, Inc.
13.00%, due 2/1/28	4,500,000	2,107,395
	Principal Amount	Value

Oil & Gas Services (continued)
Oceaneering International, Inc.
6.00%, due 2/1/28	$ 3,000,000	$ 3,025,713
SESI LLC
7.875%, due 9/30/30 (a)	6,000,000	5,888,404
Tidewater, Inc.
9.125%, due 7/15/30 (a)	8,250,000	8,805,497
		30,325,424
Packaging & Containers 0.2%
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	1,000,000	1,000,218
Sealed Air Corp.
6.125%, due 2/1/28 (a)	2,935,000	2,973,161
TriMas Corp.
4.125%, due 4/15/29 (a)	2,500,000	2,417,343
Trivium Packaging Finance BV
8.25%, due 7/15/30 (a)	815,000	844,319
		7,235,041
Pharmaceuticals 2.2%
Bausch Health Cos., Inc.
11.00%, due 9/30/28 (a)	9,000,000	9,434,160
BellRing Brands, Inc.
7.00%, due 3/15/30 (a)	3,500,000	3,608,896
ENDO DESIG Escrow Claim Shares
(zero coupon), due 10/15/24 (g)(h)(j)	13,150,000	—
Jazz Securities DAC
4.375%, due 1/15/29 (a)	20,385,000	19,973,144
Organon & Co. (a)
4.125%, due 4/30/28	24,000,000	22,834,010
5.125%, due 4/30/31	14,002,000	10,733,048
Par Pharmaceutical, Inc. Escrow Claim Shares
(zero coupon), due 4/1/27 (g)(h)(j)	1,990,000	—
		66,583,258
Pipelines 4.9%
Antero Midstream Partners LP (a)
5.375%, due 6/15/29	4,110,000	4,107,440
5.75%, due 1/15/28	7,035,000	7,032,239
Buckeye Partners LP (a)
6.75%, due 2/1/30	5,500,000	5,740,246
6.875%, due 7/1/29	8,500,000	8,802,906
DT Midstream, Inc.
4.125%, due 6/15/29 (a)	2,500,000	2,446,642

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Short Duration High Income Fund

	Principal Amount	Value
Corporate Bonds (continued)
Pipelines (continued)
Energy Transfer LP
6.50% (5 Year Treasury Constant Maturity Rate + 2.676%), due 2/15/56 (e)	$ 6,660,000	$ 6,599,678
Excelerate Energy LP
8.00%, due 5/15/30 (a)	15,815,000	16,697,256
Genesis Energy LP
7.75%, due 2/1/28	1,900,000	1,911,833
Global Partners LP
6.875%, due 1/15/29	2,250,000	2,277,504
Harvest Midstream I LP
7.50%, due 9/1/28 (a)	3,500,000	3,538,343
Hess Midstream Operations LP (a)
5.875%, due 3/1/28	4,000,000	4,082,360
6.50%, due 6/1/29	7,500,000	7,771,522
ITT Holdings LLC
6.50%, due 8/1/29 (a)	7,500,000	7,264,295
NuStar Logistics LP
6.00%, due 6/1/26	4,200,000	4,214,322
ONEOK, Inc.
5.625%, due 1/15/28 (a)	3,000,000	3,067,154
Plains All American Pipeline LP
Series B
8.583% (3 Month SOFR + 4.372%), due 11/15/2173 (e)(f)	18,663,000	18,684,294
Rockies Express Pipeline LLC
4.95%, due 7/15/29 (a)	4,500,000	4,461,322
Tallgrass Energy Partners LP (a)
5.50%, due 1/15/28	4,500,000	4,472,874
6.00%, due 12/31/30	7,000,000	6,946,545
7.375%, due 2/15/29	12,400,000	12,765,738
Venture Global LNG, Inc. (a)
8.125%, due 6/1/28	9,580,000	9,868,597
9.50%, due 2/1/29	2,000,000	2,152,526
Western Midstream Operating LP
4.65%, due 7/1/26	4,315,000	4,316,060
		149,221,696
Real Estate 0.1%
Howard Hughes Corp. (The)
4.125%, due 2/1/29 (a)	2,250,000	2,162,537
Real Estate Investment Trusts 2.6%
Blackstone Mortgage Trust, Inc.
7.75%, due 12/1/29 (a)	5,750,000	6,059,505
	Principal Amount	Value

Real Estate Investment Trusts (continued)
Diversified Healthcare Trust
7.25%, due 10/15/30 (a)	$ 3,250,000	$ 3,282,611
Iron Mountain, Inc. (a)
4.875%, due 9/15/27	6,750,000	6,729,030
5.00%, due 7/15/28	2,000,000	1,988,851
5.25%, due 3/15/28	7,275,000	7,271,213
Millrose Properties, Inc.
6.375%, due 8/1/30 (a)	9,195,000	9,314,908
RHP Hotel Properties LP
4.50%, due 2/15/29 (a)	2,500,000	2,459,431
4.75%, due 10/15/27	16,300,000	16,263,578
7.25%, due 7/15/28 (a)	3,220,000	3,320,277
SBA Communications Corp.
3.875%, due 2/15/27	2,000,000	1,977,626
Starwood Property Trust, Inc. (a)
5.25%, due 10/15/28	6,500,000	6,523,550
5.75%, due 1/15/31	5,475,000	5,552,262
Uniti Group LP
4.75%, due 4/15/28 (a)	9,500,000	9,285,173
		80,028,015
Retail 4.0%
1011778 B.C. Unlimited Liability Co. (a)
3.875%, due 1/15/28	16,900,000	16,594,923
5.625%, due 9/15/29	3,585,000	3,648,709
6.125%, due 6/15/29	6,500,000	6,679,361
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	14,605,000	14,484,922
4.75%, due 3/1/30	5,000,000	4,887,098
Group 1 Automotive, Inc.
4.00%, due 8/15/28 (a)	3,000,000	2,910,552
Ken Garff Automotive LLC
4.875%, due 9/15/28 (a)	19,485,000	19,094,565
KFC Holding Co.
4.75%, due 6/1/27 (a)	9,157,000	9,138,189
LCM Investments Holdings II LLC
4.875%, due 5/1/29 (a)	9,500,000	9,248,116
Lithia Motors, Inc.
5.50%, due 10/1/30 (a)	7,555,000	7,568,146
Murphy Oil USA, Inc.
4.75%, due 9/15/29	500,000	493,771
5.625%, due 5/1/27	13,250,000	13,249,091
Papa John's International, Inc.
3.875%, due 9/15/29 (a)	6,325,000	6,145,749
Patrick Industries, Inc.
4.75%, due 5/1/29 (a)	1,500,000	1,476,045
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Retail (continued)
Penske Automotive Group, Inc.
3.75%, due 6/15/29	$ 750,000	$ 720,604
SGUS LLC
11.00%, due 12/15/29 (a)	8,661,920	7,470,992
Sonic Automotive, Inc.
4.625%, due 11/15/29 (a)	650,000	632,077
		124,442,910
Software 2.5%
Camelot Finance SA
4.50%, due 11/1/26 (a)	2,490,000	2,480,112
Cloud Software Group, Inc.
6.50%, due 3/31/29 (a)	27,985,000	28,196,231
Open Text Corp. (a)
3.875%, due 2/15/28	8,000,000	7,775,751
3.875%, due 12/1/29	2,000,000	1,892,735
6.90%, due 12/1/27	2,850,000	2,966,673
Open Text Holdings, Inc.
4.125%, due 2/15/30 (a)	3,250,000	3,102,278
PTC, Inc.
4.00%, due 2/15/28 (a)	4,600,000	4,527,126
SS&C Technologies, Inc.
5.50%, due 9/30/27 (a)	19,050,000	19,060,706
UKG, Inc.
6.875%, due 2/1/31 (a)	5,621,000	5,786,021
		75,787,633
Telecommunications 2.6%
Connect Finco SARL
9.00%, due 9/15/29 (a)	1,750,000	1,853,099
EchoStar Corp.
10.75%, due 11/30/29	18,030,000	19,848,766
Frontier Communications Holdings LLC (a)
5.00%, due 5/1/28	4,250,000	4,244,366
5.875%, due 10/15/27	11,000,000	10,991,535
Iliad Holding SAS (a)
7.00%, due 10/15/28	9,230,000	9,367,536
8.50%, due 4/15/31	3,000,000	3,219,798
Rogers Communications, Inc.
Series NC5
7.00% (5 Year Treasury Constant Maturity Rate + 2.653%), due 4/15/55 (e)	3,500,000	3,659,455
Sunrise HoldCo IV BV
5.50%, due 1/15/28 (a)	500,000	497,783
	Principal Amount	Value

Telecommunications (continued)
T-Mobile USA, Inc.
2.25%, due 2/15/26	$ 20,000,000	$ 19,879,451
4.75%, due 2/1/28	5,000,000	5,004,168
		78,565,957
Toys, Games & Hobbies 0.3%
Mattel, Inc. (a)
3.375%, due 4/1/26	4,469,000	4,442,977
5.875%, due 12/15/27	4,765,000	4,772,341
		9,215,318
Transportation 0.7%
Beacon Mobility Corp.
7.25%, due 8/1/30 (a)	2,250,000	2,342,720
Star Leasing Co. LLC
7.625%, due 2/15/30 (a)	20,500,000	19,368,894
		21,711,614
Total Corporate Bonds (Cost $2,411,417,200)		2,431,081,366
Loan Assignments 15.7%
Aerospace & Defense 0.4%
Chromalloy Corp.
First Lien Term Loan
7.226% (3 Month SOFR + 3.25%), due 3/27/31 (e)	8,194,781	8,214,416
TransDigm, Inc.
First Lien Tranche Term Loan J
6.502% (3 Month SOFR + 2.50%), due 2/28/31 (e)	4,432,641	4,437,738
		12,652,154
Automobile 0.4%
Clarios Global LP
First Lien Amendment No. 6 Dollar Term Loan
6.715% (1 Month SOFR + 2.75%), due 1/28/32 (e)	8,000,000	7,973,336
Tenneco, Inc.
First Lien Term Loan B 9.102% - 9.304%
(3 Month SOFR + 5.00%), due 11/17/28 (e)	5,600,000	5,502,778
		13,476,114
Banking 0.4%
Jane Street Group LLC
First Lien Extended Term Loan
6.199% (3 Month SOFR + 2.00%), due 12/15/31 (e)	13,347,420	13,200,973

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Short Duration High Income Fund

	Principal Amount	Value
Loan Assignments (continued)
Beverage, Food & Tobacco 0.4%
B&G Foods, Inc.
First Lien Tranche Term Loan B5
7.465% (1 Month SOFR + 3.50%), due 10/10/29 (e)	$ 5,053,209	$ 4,825,815
Clover Holdings 2 LLC
First Lien Initial Floating Rate Term Loan
7.829% (1 Month SOFR + 3.75%), due 12/9/31 (e)	4,975,000	4,966,707
United Natural Foods, Inc.
First Lien 2024 Term Loan
8.715% (1 Month SOFR + 4.75%), due 5/1/31 (e)	3,060,565	3,070,129
		12,862,651
Broadcasting & Entertainment 0.1%
Gray Media, Inc.
First Lien Term Loan D
7.249% (1 Month SOFR + 3.00%), due 12/1/28 (e)	2,138,528	2,140,199
Gray Television, Inc.
First Lien Term Loan B
9.384% (1 Month SOFR + 5.25%), due 5/23/29 (e)	104,227	104,174
		2,244,373
Capital Equipment 0.9%
EMRLD Borrower LP
First Lien Second Amendment Incremental Term Loan
6.122% (6 Month SOFR + 2.25%), due 8/4/31 (e)	7,582,374	7,545,516
TK Elevator Midco GmbH
First Lien Term Loan B1
7.197% (6 Month SOFR + 3.00%), due 4/30/30 (e)	20,335,750	20,446,966
		27,992,482
Cargo Transport 0.5%
Clue Opco LLC
First Lien Term Loan B
8.338% (3 Month SOFR + 4.50%), due 12/19/30 (e)	8,701,778	8,409,903
Genesee & Wyoming, Inc.
First Lien Initial Term Loan
5.752% (3 Month SOFR + 1.75%), due 4/10/31 (e)	4,117,103	4,102,236
	Principal Amount	Value

Cargo Transport (continued)
NA Rail Hold Co. LLC
First Lien Tranche Term Loan B3
7.123% (3 Month SOFR + 3.00%), due 3/8/32 (e)	$ 2,793,000	$ 2,803,474
		15,315,613
Chemicals 0.0% ‡
ASP Unifrax Holdings, Inc. (e)
First Lien Delayed Draw Term Loan
11.75% (3 Month SOFR + 3.75%), due 9/28/29	731,843	622,067
First Lien Term Loan
11.752% (4.75% PIK) (3 Month SOFR + 7.75%), due 9/28/29 (c)	1,018,615	896,951
		1,519,018
Chemicals, Plastics & Rubber 1.0%
Innophos Holdings, Inc.
First Lien Initial Term Loan
8.329% (1 Month SOFR + 4.25%), due 3/16/29 (e)	8,950,135	8,532,459
Jazz Financing Lux SARL
First Lien Dollar Tranche Term Loan B2
6.215% (1 Month SOFR + 2.25%), due 5/5/28 (e)	13,666,256	13,690,172
SCIH Salt Holdings, Inc.
First Lien Incremental Term Loan B1
7.197% (6 Month SOFR + 3.00%), due 1/31/29 (e)	7,307,700	7,331,677
		29,554,308
Construction & Buildings 0.1%
Knife River Corp.
First Lien Initial Trance Term Loan B
6.123% (3 Month SOFR + 2.00%), due 3/8/32 (e)	1,990,000	1,993,731
Diversified/Conglomerate Manufacturing 0.4%
Quikrete Holdings, Inc.
First Lien Term Loan B3
6.215% (1 Month SOFR + 2.25%), due 2/10/32 (e)	13,930,000	13,940,643
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Electronics 0.7%
Camelot US Acquisition LLC (e)
First Lien Incremental Term Loan B
6.715% (1 Month SOFR + 2.75%), due 1/31/31	$ 10,436,698	$ 10,262,749
First Lien Incremental Term Loan
7.215% (1 Month SOFR + 3.25%), due 1/31/31	5,950,000	5,905,375
SS&C Technologies, Inc.
First Lien Term Loan B8
6.163% (1 Month SOFR + 2.00%), due 5/9/31 (e)	5,500,000	5,511,248
		21,679,372
Energy (Electricity) 1.5%
Alpha Generation LLC
First Lien Initial Term Loan B
5.965% (1 Month SOFR + 2.00%), due 9/30/31 (e)	10,427,337	10,429,943
BCP VI Summit Holdings LP
First Lien Initial Term Loan
7.155% (1 Month SOFR + 3.00%), due 1/30/32 (e)	2,992,500	2,993,748
Cogentrix Finance Holdco I LLC
First Lien Repricing Term Loan
6.215% (1 Month SOFR + 2.25%), due 2/26/32 (e)	3,543,750	3,555,933
Lightning Power LLC
First Lien Initial Term Loan B
6.252% (3 Month SOFR + 2.25%), due 8/18/31 (e)	1,980,000	1,988,251
Talen Energy Supply LLC (e)
First Lien Term Loan B
5.759% (1 Year SOFR + 2.00%), due 10/12/32	13,000,000	12,983,750
First Lien Initial Term Loan B
6.733% (3 Month SOFR + 2.50%), due 5/17/30	7,657,022	7,665,001
First Lien 2024-1 Incremental Term Loan B
6.733% (3 Month SOFR + 2.50%), due 12/11/31	6,947,500	6,953,704
		46,570,330
Entertainment 0.1%
ECL Entertainment LLC
First Lien Term Loan B
6.965% (1 Month SOFR + 3.00%), due 8/30/30 (e)	2,462,625	2,450,312
	Principal Amount	Value

Entertainment (continued)
Sterling Entertainment Enterprises LLC
Second Lien Initial Term Loan
10.25% (7.50% PIK), due 4/10/26 (c)(g)(j)	$ 3,202,013	$ 1,152,724
		3,603,036
Finance 1.3%
Arches Buyer, Inc.
First Lien New Term Loan
7.315% (1 Month SOFR + 3.25%), due 12/6/27 (e)	8,943,949	8,957,615
Blackstone Mortgage Trust, Inc.
First Lien Term Loan B6
6.965% (1 Month SOFR + 3.00%), due 12/10/30 (e)	746,255	749,675
Mativ Holdings, Inc.
First Lien Term Loan B
7.829% (1 Month SOFR + 3.75%), due 4/20/28 (e)	1,048,813	1,038,325
Osaic Holdings, Inc.
First Lien Initial Term Loan
7.163% (1 Month SOFR + 3.00%), due 8/2/32 (e)	8,500,000	8,506,069
RealTruck Group, Inc. (e)
First Lien Initial Term Loan
8.028% (1 Month SOFR + 3.75%), due 1/31/28	10,178,192	8,905,918
First Lien Second Amendment Incremental Term Loan
9.079% (1 Month SOFR + 5.00%), due 1/31/28	12,864,546	11,312,761
		39,470,363
Healthcare & Pharmaceuticals 0.5%
1261229 BC Ltd.
First Lien Initial Term Loan
10.215% (1 Month SOFR + 6.25%), due 10/8/30 (e)	11,970,000	11,850,300
Bausch + Lomb Corp.
First Lien New Term Loan
7.965% (1 Month SOFR + 4.00%), due 9/29/28 (e)	2,646,000	2,650,961
		14,501,261
Healthcare, Education & Childcare 1.3%
Endo Finance Holdings, Inc.
First Lien 2024 Refinancing Term Loan
7.965% (1 Month SOFR + 4.00%), due 4/23/31 (e)	17,477,978	17,360,001

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay Short Duration High Income Fund

	Principal Amount	Value
Loan Assignments (continued)
Healthcare, Education & Childcare (continued)
LifePoint Health, Inc. (e)
First Lien Term Loan B1 7.655% - 7.782%
(1 Month SOFR + 3.75%, 3 Month SOFR + 3.75%), due 5/19/31	$ 19,286,905	$ 19,283,897
First Lien 2024-2 Refinancing Term Loan
7.66% (3 Month SOFR + 3.50%), due 5/19/31	2,593,467	2,589,253
		39,233,151
High Tech Industries 0.2%
Open Text Corp.
First Lien Term Loan B
5.715% (1 Month SOFR + 1.75%), due 1/31/30 (e)	6,161,949	6,156,169
Hotel, Gaming & Leisure 0.1%
Motion Finco SARL
First Lien Facility Term Loan B3
7.502% (3 Month SOFR + 3.50%), due 11/13/29 (e)	2,856,771	2,462,179
Hotels, Motels, Inns & Gaming 0.4%
Caesars Entertainment, Inc.
First Lien Term Loan B1
6.215% (1 Month SOFR + 2.25%), due 2/6/31 (e)	6,107,000	6,045,930
Four Seasons Hotels Ltd.
First Lien 2025 Refinancing Term Loan
5.913% (1 Month SOFR + 1.75%), due 9/22/32 (e)	5,182,614	5,182,614
		11,228,544
Insurance 0.1%
Ryan Specialty LLC
First Lien Term Loan B1
5.965% (1 Month SOFR + 2.00%), due 9/15/31 (e)	1,985,000	1,987,481
Manufacturing 0.1%
Chart Industries, Inc.
First Lien Amendment No. 7 Term Loan
6.476% (3 Month SOFR + 2.50%), due 3/15/30 (e)	4,712,986	4,721,823
	Principal Amount	Value

Media 0.8%
Block Communications, Inc.
First Lien Term Loan
6.528% (1 Month SOFR + 2.25%), due 2/25/27 (e)	$ 11,103,750	$ 10,840,036
DIRECTV Financing LLC
First Lien 2024 Refinancing Term Loan B
9.82% (3 Month SOFR + 5.25%), due 8/2/29 (e)	9,231,087	9,242,626
Versant Media Group, Inc.
First Lien Term Loan B
7.183% (1 Year SOFR + 3.50%), due 10/23/30 (e)	3,700,000	3,692,293
		23,774,955
Mining, Steel, Iron & Non-Precious Metals 0.2%
American Rock Salt Co. LLC (e)
First Lien First Out Term Loan 11.461% - 11.473%
(3 Month SOFR + 7.00%), due 6/11/28	1,750,902	1,746,525
First Lien Initial Term Loan
8.46% (3 Month SOFR + 4.00%), due 6/9/28	4,231,611	3,163,129
		4,909,654
Oil & Gas 0.5%
GIP Pilot Acquisition Partners LP
First Lien Initial Term Loan
5.935% (3 Month SOFR + 2.00%), due 10/4/30 (e)	4,790,449	4,778,473
New Fortress Energy, Inc.
First Lien Second Amendment Term Loan
9.57% (3 Month SOFR + 5.50%), due 10/30/28 (e)	8,211,735	3,600,846
PetroQuest Energy LLC (c)(g)(j)
First Lien Term Loan
13.75% (13.75% PIK) (PRIME + 6.50%), due 11/10/25 (e)	5,562,616	55,626
First Lien 2020 Term Loan
13.75% (13.75% PIK), due 9/19/26	142,345	142,345
Prairie Acquiror LP
First Lien Term Loan B4
7.715% (1 Month SOFR + 3.75%), due 8/1/29 (e)	2,955,206	2,969,982
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Oil & Gas (continued)
TransMontaigne Operating Co. LP
First Lien Tranche Term Loan B
6.465% (1 Month SOFR + 2.50%), due 11/17/28 (e)	$ 2,452,849	$ 2,454,601
		14,001,873
Personal, Food & Miscellaneous Services 0.3%
1011778 B.C. Unlimited Liability Co.
First Lien Term Loan B5
5.715% (1 Month SOFR + 1.75%), due 9/20/30 (e)	3,447,610	3,435,398
KFC Holding Co.
First Lien 2021 Term Loan B
5.896% (1 Month SOFR + 1.75%), due 3/15/28 (e)	2,519,472	2,525,141
WW International, Inc.
First Lien Initial Term Loan
10.803% (3 Month SOFR + 6.80%), due 6/24/30 (e)	2,397,929	2,122,167
		8,082,706
Retail 1.3%
C&S Wholesale Grocers, Inc.
First Lien Initial Term Loan
9.003% (3 Month SOFR + 5.00%), due 8/6/30 (e)	6,800,000	6,613,000
Great Outdoors Group LLC
First Lien Term Loan B
7.215% (1 Month SOFR + 3.25%), due 1/23/32 (e)	34,930,233	34,921,500
		41,534,500
Retail Store 0.2%
PetSmart LLC
First Lien Initial Term Loan
8.031% (1 Month SOFR + 4.00%), due 8/18/32 (e)	5,357,841	5,288,634
Services: Business 0.6%
Amentum Holdings, Inc.
First Lien Initial Term Loan
6.215% (1 Month SOFR + 2.25%), due 9/29/31 (e)	1,600,000	1,584,667
Aretec Group, Inc.
First Lien Term Loan B3
7.465% (1 Month SOFR + 3.50%), due 8/9/30 (e)	8,647,766	8,675,387
	Principal Amount	Value

Services: Business (continued)
Artera Services LLC
First Lien Tranche Term Loan C
8.502% (3 Month SOFR + 4.50%), due 2/18/31 (e)	$ 2,969,849	$ 2,520,660
Brown Group Holding LLC
First Lien Incremental Term Loan B2 6.59% - 6.949%
(1 Month SOFR + 2.75%, 3 Month SOFR + 2.75%), due 7/1/31 (e)	2,970,024	2,978,376
Orion US Finco, Inc.
First Lien Initial Term Loan
7.427% (3 Month SOFR + 3.50%), due 10/8/32 (e)	3,500,000	3,514,584
		19,273,674
Software 0.7%
Cloud Software Group, Inc.
First Lien Initial Dollar Term Loan B
7.252% (3 Month SOFR + 3.25%), due 8/16/32 (e)	6,405,000	6,401,996
McAfee Corp.
First Lien Tranche Term Loan B1
6.965% (1 Month SOFR + 3.00%), due 3/1/29 (e)	5,665,729	5,375,360
UKG, Inc.
First Lien Initial Term Loan
6.338% (3 Month SOFR + 2.50%), due 2/10/31 (e)	8,605,000	8,598,159
VS Buyer LLC
First Lien 2025-1 Initial Term Loan
6.09% (3 Month SOFR + 2.25%), due 4/14/31 (e)	1,985,025	1,945,325
		22,320,840
Telecommunications 0.1%
Connect Finco SARL
First Lien First Amendment Term Loan
7.465% (1 Month SOFR + 3.50%), due 12/11/26 (e)	2,523,519	2,516,685
CSC Holdings LLC
First Lien 2022 Term Loan
8.532% (1 Month SOFR + 4.50%), due 1/18/28 (e)	1,969,620	1,948,693
		4,465,378

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay Short Duration High Income Fund

	Principal Amount	Value
Loan Assignments (continued)
Utilities 0.1%
Exgen Renewables IV LLC
First Lien Term Loan
6.199%, due 9/4/32	$ 2,386,778	$ 2,384,790
Total Loan Assignments (Cost $495,770,756)		482,402,773
Total Long-Term Bonds (Cost $2,926,168,254)		2,931,581,314

	Shares

Common Stocks 0.3%
Electrical Equipment 0.0% ‡
Energy Technologies, Inc. (g)(j)(k)	2,021	683,098
Energy Equipment & Services 0.0% ‡
Nine Energy Service, Inc. (k)	18,072	10,061
Independent Power and Renewable Electricity Producers 0.0% ‡
GenOn Energy, Inc. (i)(k)	20,915	732,025
Oil, Gas & Consumable Fuels 0.1%
Gulfport Energy Corp. (k)	16,305	3,032,893
PetroQuest Energy, Inc. (g)(j)(k)	11,867	—
Talos Energy, Inc. (k)	71,517	701,582
		3,734,475
Pharmaceuticals 0.2%
Mallinckrodt ARD LLC (k)	44,488	4,548,898
Total Common Stocks (Cost $10,751,534)		9,708,557
Convertible Preferred Stock 0.0% ‡
Pharmaceuticals 0.0% ‡
Mallinckrodt plc, (g)(k)	2,027,051,232	—
Total Convertible Preferred Stock (Cost $0)		—
	Shares	Value
Preferred Stock 0.1%
Electrical Equipment 0.1%
Energy Technologies Ltd. (g)(j)(k)	4,501	$ 4,388,475
Total Preferred Stock (Cost $4,295,471)		4,388,475
Total Investments (Cost $2,941,215,259)	96.0%	2,945,678,346
Other Assets, Less Liabilities	4.0	122,334,536
Net Assets	100.0%	$ 3,068,012,882

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Delayed delivery security.
(c)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(d)	Step coupon—Rate shown was the rate in effect as of October 31, 2025.
(e)	Floating rate—Rate shown was the rate in effect as of October 31, 2025.
(f)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Issue in non-accrual status.
(i)	Restricted security. (See Note 6)
(j)	Illiquid security—As of October 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $6,422,268, which represented 0.2% of the Fund’s net assets. (Unaudited)
(k)	Non-income producing security.

Abbreviation(s):
SARL—Société À Responsabilité Limitée
SOFR—Secured Overnight Financing Rate
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments October 31, 2025†^ (continued)
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 18,097,175	$ —	$ 18,097,175
Corporate Bonds	—	2,431,081,366	—	2,431,081,366
Loan Assignments	—	481,052,078	1,350,695	482,402,773
Total Long-Term Bonds	—	2,930,230,619	1,350,695	2,931,581,314
Common Stocks	3,744,536	5,280,923	683,098	9,708,557
Convertible Preferred Stock	—	—	—	—
Preferred Stock	—	—	4,388,475	4,388,475
Total Investments in Securities	$ 3,744,536	$ 2,935,511,542	$ 6,422,268	$ 2,945,678,346

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay Short Duration High Income Fund

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in securities, at value (identified cost $2,941,215,259)	$2,945,678,346
Cash	120,808,408
Receivables:
Interest	37,875,002
Fund shares sold	8,156,275
Investment securities sold	2,121,489
Other assets	527,025
Total assets	3,115,166,545
Liabilities
Unrealized depreciation on unfunded commitments (See Note 5)	4,952
Payables:
Investment securities purchased	35,389,875
Fund shares redeemed	7,573,637
Manager (See Note 3)	1,592,559
Transfer agent (See Note 3)	522,735
NYLIFE Distributors (See Note 3)	175,712
Professional fees	17,472
Custodian	10,326
Shareholder communication	3,933
Trustees	3,167
Accrued expenses	2,452
Distributions payable	1,856,843
Total liabilities	47,153,663
Net assets	$3,068,012,882
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$323,312
Additional paid-in-capital	3,142,817,028
3,143,140,340
Total distributable earnings (loss)	(75,127,458)
Net assets	$3,068,012,882
Class A
Net assets applicable to outstanding shares	$601,901,118
Shares of beneficial interest outstanding	63,442,450
Net asset value per share outstanding	$9.49
Maximum sales charge (3.00% of offering price)	0.29
Maximum offering price per share outstanding	$9.78
Investor Class
Net assets applicable to outstanding shares	$4,280,507
Shares of beneficial interest outstanding	451,052
Net asset value per share outstanding	$9.49
Maximum sales charge (2.50% of offering price)	0.24
Maximum offering price per share outstanding	$9.73
Class C
Net assets applicable to outstanding shares	$56,750,691
Shares of beneficial interest outstanding	5,985,194
Net asset value and offering price per share outstanding	$9.48
Class I
Net assets applicable to outstanding shares	$2,405,080,566
Shares of beneficial interest outstanding	253,433,771
Net asset value and offering price per share outstanding	$9.49

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Interest	$201,021,011
Dividends	20,612
Total income	201,041,623
Expenses
Manager (See Note 3)	18,567,892
Transfer agent (See Note 3)	3,123,863
Distribution/Service—Class A (See Note 3)	1,324,681
Distribution/Service—Investor Class (See Note 3)	11,763
Distribution/Service—Class C (See Note 3)	552,661
Registration	285,979
Professional fees	261,861
Shareholder communication	210,505
Trustees	74,031
Custodian	71,255
Miscellaneous	103,822
Total expenses before waiver/reimbursement	24,588,313
Expense waiver/reimbursement from Manager (See Note 3)	(461,332)
Net expenses	24,126,981
Net investment income (loss)	176,914,642
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(5,254,621)
Foreign currency transactions	48
Net realized gain (loss)	(5,254,573)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(13,648,704)
Translation of other assets and liabilities in foreign currencies	(48)
Unfunded commitments	(5,867)
Net change in unrealized appreciation (depreciation)	(13,654,619)
Net realized and unrealized gain (loss)	(18,909,192)
Net increase (decrease) in net assets resulting from operations	$158,005,450
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay Short Duration High Income Fund

Statements of Changes in Net Assets
for the years ended October 31, 2025 and October 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$176,914,642	$142,992,076
Net realized gain (loss)	(5,254,573)	3,986,704
Net change in unrealized appreciation (depreciation)	(13,654,619)	74,649,808
Net increase (decrease) in net assets resulting from operations	158,005,450	221,628,588
Distributions to shareholders:
Class A	(32,000,689)	(23,946,150)
Investor Class	(277,856)	(309,258)
Class C	(2,890,056)	(2,114,668)
Class I	(141,664,130)	(117,791,920)
Class R2(a)	—	(11,971)
Class R3(a)	—	(3,177)
Total distributions to shareholders	(176,832,731)	(144,177,144)
Capital share transactions:
Net proceeds from sales of shares	1,449,135,578	1,454,181,398
Net asset value of shares issued to shareholders in reinvestment of distributions	155,729,965	127,054,635
Cost of shares redeemed	(1,183,667,922)	(840,410,385)
Increase (decrease) in net assets derived from capital share transactions	421,197,621	740,825,648
Net increase (decrease) in net assets	402,370,340	818,277,092
Net Assets
Beginning of year	2,665,642,542	1,847,365,450
End of year	$3,068,012,882	$2,665,642,542

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.54	$9.18	$9.09	$9.83	$9.45
Net investment income (loss) (a)	0.57	0.58	0.51	0.37	0.37
Net realized and unrealized gain (loss)	(0.05)	0.36	0.09	(0.73)	0.42
Total from investment operations	0.52	0.94	0.60	(0.36)	0.79
Less distributions:
From net investment income	(0.57)	(0.58)	(0.51)	(0.38)	(0.41)
Return of capital	—	—	—	—	(0.00)‡
Total distributions	(0.57)	(0.58)	(0.51)	(0.38)	(0.41)
Net asset value at end of year	$9.49	$9.54	$9.18	$9.09	$9.83
Total investment return (b)	5.61%	10.42%	6.72%	(3.66)%	8.40%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.02%	6.07%	5.52%	3.92%	3.78%
Net expenses (c)	1.02%	1.02%	1.02%	1.02%	1.01%
Expenses (before waiver/reimbursement) (c)	1.04%	1.05%	1.06%	1.02%	1.01%
Portfolio turnover rate	33%	29%	22%	30%	47%
Net assets at end of year (in 000’s)	$601,901	$467,515	$327,716	$300,909	$303,646

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Investor Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.55	$9.18	$9.09	$9.83	$9.46
Net investment income (loss) (a)	0.57	0.57	0.50	0.36	0.37
Net realized and unrealized gain (loss)	(0.06)	0.37	0.09	(0.72)	0.40
Total from investment operations	0.51	0.94	0.59	(0.36)	0.77
Less distributions:
From net investment income	(0.57)	(0.57)	(0.50)	(0.38)	(0.40)
Return of capital	—	—	—	—	(0.00)‡
Total distributions	(0.57)	(0.57)	(0.50)	(0.38)	(0.40)
Net asset value at end of year	$9.49	$9.55	$9.18	$9.09	$9.83
Total investment return (b)	5.46%	10.47%	6.63%	(3.73)%	8.18%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.99%	6.03%	5.43%	3.82%	3.72%
Net expenses (c)	1.05%	1.07%	1.11%	1.10%	1.10%
Portfolio turnover rate	33%	29%	22%	30%	47%
Net assets at end of year (in 000's)	$4,281	$4,919	$5,299	$5,400	$5,780

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay Short Duration High Income Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.54	$9.18	$9.09	$9.83	$9.45
Net investment income (loss) (a)	0.50	0.50	0.43	0.29	0.29
Net realized and unrealized gain (loss)	(0.06)	0.36	0.09	(0.72)	0.41
Total from investment operations	0.44	0.86	0.52	(0.43)	0.70
Less distributions:
From net investment income	(0.50)	(0.50)	(0.43)	(0.31)	(0.32)
Return of capital	—	—	—	—	(0.00)‡
Total distributions	(0.50)	(0.50)	(0.43)	(0.31)	(0.32)
Net asset value at end of year	$9.48	$9.54	$9.18	$9.09	$9.83
Total investment return (b)	4.69%	9.56%	5.84%	(4.46)%	7.48%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.25%	5.27%	4.68%	3.05%	2.98%
Net expenses (c)	1.80%	1.82%	1.86%	1.85%	1.85%
Portfolio turnover rate	33%	29%	22%	30%	47%
Net assets at end of year (in 000’s)	$56,751	$49,589	$29,903	$25,772	$35,636

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Class I	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.55	$9.18	$9.09	$9.84	$9.46
Net investment income (loss) (a)	0.60	0.60	0.54	0.39	0.40
Net realized and unrealized gain (loss)	(0.07)	0.37	0.08	(0.73)	0.41
Total from investment operations	0.53	0.97	0.62	(0.34)	0.81
Less distributions:
From net investment income	(0.59)	(0.60)	(0.53)	(0.41)	(0.43)
Return of capital	—	—	—	—	(0.00)‡
Total distributions	(0.59)	(0.60)	(0.53)	(0.41)	(0.43)
Net asset value at end of year	$9.49	$9.55	$9.18	$9.09	$9.84
Total investment return (b)	5.74%	10.79%	6.98%	(3.52)%	8.66%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.26%	6.31%	5.78%	4.14%	4.05%
Net expenses (c)	0.78%	0.78%	0.78%	0.77%	0.76%
Expenses (before waiver/reimbursement) (c)	0.79%	0.80%	0.81%	0.77%	0.76%
Portfolio turnover rate	33%	29%	22%	30%	47%
Net assets at end of year (in 000’s)	$2,405,081	$2,143,619	$1,483,473	$1,034,873	$1,147,287

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay Short Duration High Income Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	December 17, 2012
Investor Class	December 17, 2012
Class C	December 17, 2012
Class I	December 17, 2012
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions of Class A and Investor Class shares made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge and a 1.00% CDSC may be imposed on certain redemptions of such shares made within 12 months of the date of purchase of Class C shares. For purchases of Class C shares made prior to August 6, 2024, a 1.00% CDSC may be imposed on certain redemptions of such shares made within 18 months of the date of purchase of Class C shares. Investments in Class C shares are subject to a purchase maximum of $250,000. Class I shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under a distribution plan pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek high current income. Capital appreciation is a secondary objective.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the

24	NYLI MacKay Short Duration High Income Fund

Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal
25

Notes to Financial Statements (continued)
market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Trust's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Fund's procedures described above. The liquidity of the Fund's investments was determined as of October 31, 2025, and can change at any time.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least monthly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign

26	NYLI MacKay Short Duration High Income Fund

tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the effective interest rate method. Income from payment-in-kind securities is accreted daily based on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Loan Assignments, Participations and Commitments.  The Fund may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Fund records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Fund may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Fund purchases an assignment from a lender, the Fund will generally have direct contractual rights against the borrower in favor of the lender. If the Fund purchases a participation interest either from a lender or a participant, the Fund typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Fund is subject to the credit risk of the lender or participant who sold the participation interest to the Fund, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(H) Delayed Delivery Transactions.  The Fund may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Fund has sold a security it owns on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of October 31, 2025, are shown in the Portfolio of Investments.
(I) Debt Securities Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. The Fund primarily invests in high-yield debt securities (commonly referred to as “junk bonds”), which are considered speculative by certain ratings agencies because investments in such securities present a greater risk of loss than investments in higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the potential illiquidity and increased risk of loss (which may be substantial or total loss) of income and principal. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
The Fund may also invest in loans that are generally below investment grade or, if unrated, determined by the Subadvisor to have comparable credit quality. These instruments involve additional risks, including
27

Notes to Financial Statements (continued)
heightened liquidity and valuation challenges, particularly during periods of market stress, which may increase the potential for loss.
Although certain loans are collateralized, there is no guarantee that the value of the collateral will be sufficient or available to satisfy the borrower's obligation. In a recession or serious credit event, the value of these investments could decline significantly. As a result, the Fund’s NAVs could go down and you could lose money.
In addition, loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Fund may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, loans may not be deemed to be securities. As a result, the Fund may not have the protection of the anti-fraud provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
(J) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement
("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.65% of the Fund's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 1.02%; Investor Class, 1.13%; Class C, 1.88% and Class I, 0.78%. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2025, New York Life Investments earned fees from the Fund in the amount of $18,567,892 and waived fees and/or reimbursed certain class specific expenses in the amount of $461,332 and paid the Subadvisor fees in the amount of $9,053,280.
JPMorgan Chase Bank,  N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C

28	NYLI MacKay Short Duration High Income Fund

shares, for a total 12b-1 fee of 1.00%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2025, were $43,171 and $289, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Investor Class and Class C shares during the year ended October 31, 2025, of $164,478, $146 and $27,782, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$578,793	$—
Investor Class	5,208	—
Class C	61,077	—
Class I	2,478,785	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class A	$7,013,594	1.2%
Class I	8,081,441	0.3
Note 4-Federal Income Tax
As of October 31, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$2,941,040,895	$55,835,813	$(51,198,362)	$4,637,451
As of October 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$1,869,115	$(79,770,863)	$(1,857,283)	$4,631,573	$(75,127,458)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to cumulative bond amortization adjustments. The other temporary differences are primarily due to dividends payable.
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $79,770,863, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$35,075	$44,696
During the years ended October 31, 2025 and October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$176,832,731	$144,177,144
29

Notes to Financial Statements (continued)
Note 5–Commitments and Contingencies
As of October 31, 2025, the Fund had unfunded commitments pursuant to the following loan agreements:
Borrower	Unfunded Commitments	Unrealized Appreciation/ (Depreciation)
American Rock Salt Co. LLC, First Lien First Out Delayed Draw Term Loan TBD, due 6/9/28	$452,289	$(4,952)
Commitments are available until maturity date.
Note 6–Restricted Securities
Restricted securities are subject to legal or contractual restrictions on resale. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted securities may involve time consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.
As of October 31, 2025, restricted securities held by the Fund were as follows:
Security	Date(s) of Acquisition	Principal Amount/ Shares	Cost	10/31/25 Value	Percent of Net Assets
Briggs & Stratton Corp. Escrow Claim Shares
Corporate Bond 6.875%, due 12/15/20	2/26/21	$ 3,425,000	$ 3,724,482	$ —	0.0%
GenOn Energy, Inc.
Common Stock	12/14/18	20,915	2,342,005	732,025	0.0‡
Total			$ 6,066,487	$ 732,025	0.0%‡

‡	Less than one-tenth of a percent.

Note 7–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 8–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective
Rate, Daily Simple SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 9–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2025, there were no interfund loans made or outstanding with respect to the Fund.

30	NYLI MacKay Short Duration High Income Fund

Note 10–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2025, purchases and sales of securities, other than short-term securities, were $1,311,285 and $889,075, respectively.
Note 11–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2025 and October 31, 2024, were as follows:
Class A	Shares	Amount
Year ended October 31, 2025:
Shares sold	28,483,272	$271,151,887
Shares issued to shareholders in reinvestment of distributions	3,132,770	29,772,141
Shares redeemed	(17,257,647)	(163,930,112)
Net increase (decrease) in shares outstanding before conversion	14,358,395	136,993,916
Shares converted into Class A (See Note 1)	119,990	1,142,930
Shares converted from Class A (See Note 1)	(23,431)	(221,528)
Net increase (decrease)	14,454,954	$137,915,318
Year ended October 31, 2024:
Shares sold	22,660,918	$215,528,486
Shares issued to shareholders in reinvestment of distributions	2,311,232	21,925,177
Shares redeemed	(11,835,989)	(112,396,672)
Net increase (decrease) in shares outstanding before conversion	13,136,161	125,056,991
Shares converted into Class A (See Note 1)	200,062	1,901,200
Shares converted from Class A (See Note 1)	(52,522)	(498,477)
Net increase (decrease)	13,283,701	$126,459,714

Investor Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	50,882	$482,662
Shares issued to shareholders in reinvestment of distributions	28,296	269,063
Shares redeemed	(84,522)	(805,106)
Net increase (decrease) in shares outstanding before conversion	(5,344)	(53,381)
Shares converted into Investor Class (See Note 1)	20,634	196,810
Shares converted from Investor Class (See Note 1)	(79,511)	(756,833)
Net increase (decrease)	(64,221)	$(613,404)
Year ended October 31, 2024:
Shares sold	41,178	$390,190
Shares issued to shareholders in reinvestment of distributions	31,712	300,721
Shares redeemed	(72,218)	(683,544)
Net increase (decrease) in shares outstanding before conversion	672	7,367
Shares converted into Investor Class (See Note 1)	20,826	197,495
Shares converted from Investor Class (See Note 1)	(83,499)	(795,267)
Net increase (decrease)	(62,001)	$(590,405)

Class C	Shares	Amount
Year ended October 31, 2025:
Shares sold	2,197,406	$20,911,907
Shares issued to shareholders in reinvestment of distributions	284,605	2,703,691
Shares redeemed	(1,565,160)	(14,888,419)
Net increase (decrease) in shares outstanding before conversion	916,851	8,727,179
Shares converted from Class C (See Note 1)	(130,462)	(1,243,187)
Net increase (decrease)	786,389	$7,483,992
Year ended October 31, 2024:
Shares sold	2,881,745	$27,364,038
Shares issued to shareholders in reinvestment of distributions	202,956	1,924,844
Shares redeemed	(1,064,191)	(10,097,113)
Net increase (decrease) in shares outstanding before conversion	2,020,510	19,191,769
Shares converted from Class C (See Note 1)	(80,491)	(764,129)
Net increase (decrease)	1,940,019	$18,427,640

31

Notes to Financial Statements (continued)
Class I	Shares	Amount
Year ended October 31, 2025:
Shares sold	121,517,062	$1,156,589,122
Shares issued to shareholders in reinvestment of distributions	12,935,055	122,985,070
Shares redeemed	(105,686,645)	(1,004,044,285)
Net increase (decrease) in shares outstanding before conversion	28,765,472	275,529,907
Shares converted into Class I (See Note 1)	102,400	974,766
Shares converted from Class I (See Note 1)	(9,711)	(92,958)
Net increase (decrease)	28,858,161	$276,411,715
Year ended October 31, 2024:
Shares sold	127,584,431	$1,210,891,440
Shares issued to shareholders in reinvestment of distributions	10,843,658	102,888,949
Shares redeemed	(75,442,328)	(716,203,211)
Net increase (decrease) in shares outstanding before conversion	62,985,761	597,577,178
Shares converted into Class I (See Note 1)	56,658	537,992
Shares converted from Class I (See Note 1)	(61,096)	(578,814)
Net increase (decrease)	62,981,323	$597,536,356

Class R2(a)	Shares	Amount
Year ended October 31, 2024:
Shares sold	46	$430
Shares issued to shareholders in reinvestment of distributions	1,271	11,971
Shares redeemed	(83,592)	(793,124)
Net increase (decrease)	(82,275)	$(780,723)

Class R3(a)	Shares	Amount
Year ended October 31, 2024:
Shares sold	720	$6,814
Shares issued to shareholders in reinvestment of distributions	316	2,973
Shares redeemed	(24,954)	(236,721)
Net increase (decrease)	(23,918)	$(226,934)

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 12–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.
Note 13–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

32	NYLI MacKay Short Duration High Income Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI MacKay Short Duration High Income Fund (the Fund), one of the funds constituting New York Life Investments Funds Trust, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, transfer agents, agent banks, underlying investee, and brokers; when replies were not received from transfer agents, agent banks, or brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 19, 2025
33

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For the fiscal year ended October 31, 2025, the Fund designated approximately $36,846 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
The dividends paid by the Fund during the fiscal year ended October 31, 2025 should be multiplied by 0.01% to arrive at the amount eligible for the corporate dividend-received deduction.
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2025.
34	NYLI MacKay Short Duration High Income Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
35

NYLI MacKay Arizona Muni Fund

Annual Report - Financial Statements and Other Information
October 31, 2025

Portfolio of Investments October 31, 2025†^
	Principal Amount	Value
Municipal Bonds 99.0%
Long-Term Municipal Bonds 98.4%
Education 9.3%
Arizona Board of Regents, Revenue Bonds
Series A, Insured: BAM
3.125%, due 8/1/39	$ 1,000,000	$ 926,290
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC, Revenue Bonds
Series A
4.00%, due 11/1/38	1,065,000	1,048,653
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/28	1,000,000	1,046,671
Arizona Industrial Development Authority, Odyssey Preparatory Academy, Inc. (The), Revenue Bonds
5.00%, due 7/1/49 (a)	175,000	155,057
Arizona Industrial Development Authority, Somerset Academy of Las Vegas Lone Mountain Campus, Revenue Bonds
Series A
3.75%, due 12/15/29 (a)	355,000	351,371
Industrial Development Authority of the City of Phoenix Arizona (The), Great Hearts Academies Projects, Revenue Bonds
Series A
5.00%, due 7/1/36	1,010,000	1,007,046
Series A
5.00%, due 7/1/41	1,225,000	1,219,438
Series A
5.00%, due 7/1/44	3,240,000	3,240,240
Series A
5.00%, due 7/1/46	1,000,000	987,084
Maricopa County Industrial Development Authority, Legacy Traditional School Obligated Group, Revenue Bonds
Insured: SD CRED PROG
4.00%, due 7/1/33	700,000	705,973
Student & Academic Services LLC, Northern Arizona Capital Facilities Finance Corp., Revenue Bonds
Insured: BAM
5.00%, due 6/1/43	2,050,000	2,195,683
		12,883,506
	Principal Amount	Value

General 1.9%
Buckeye Jackrabbit Trail Sanitary Sewer Improvement District, Special Assessment
6.25%, due 1/1/29	$ 96,000	$ 96,467
City of Goodyear, McDowell Road Commercial Corridor Improvement District, Special Assessment
Insured: BAM
3.25%, due 1/1/27	805,000	808,725
City of Tempe, Pier at Town Lake Improvement District, Special Assessment
5.00%, due 1/1/29	1,000,000	1,001,388
Commonwealth of Puerto Rico
(zero coupon), due 11/1/51	1,023,142	691,900
		2,598,480
General Obligation 26.9%
Chicago Board of Education, Dedicated Capital Improvement, Unlimited General Obligation
Series A
7.00%, due 12/1/44	500,000	501,278
City of Buckeye, Unlimited General Obligation
5.00%, due 7/1/37	750,000	861,404
5.00%, due 7/1/38	1,000,000	1,138,842
5.00%, due 7/1/41	1,085,000	1,197,568
City of Glendale, Unlimited General Obligation
5.00%, due 7/1/41	1,250,000	1,376,552
City of Goodyear, Unlimited General Obligation
3.00%, due 7/1/40	2,000,000	1,754,907
City of Lake Havasu City, Wastewater System, Limited General Obligation, Senior Lien
5.00%, due 7/1/42	1,000,000	1,100,936
City of Lake Havasu City, Wastewater System, Unlimited General Obligation, Senior Lien
5.00%, due 7/1/39	1,300,000	1,479,022
City of Mesa, Unlimited General Obligation
5.00%, due 7/1/43	1,500,000	1,625,788
City of Peoria, Unlimited General Obligation
2.00%, due 7/15/35	1,250,000	1,088,842

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
City of Peoria, Unlimited General Obligation (continued)
2.00%, due 7/15/36	$ 3,235,000	$ 2,728,555
2.00%, due 7/15/39	2,000,000	1,549,534
Series A
3.375%, due 7/15/32	1,180,000	1,180,355
City of Tempe, Unlimited General Obligation
5.00%, due 7/1/44	1,750,000	1,892,767
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	1,329,857	851,109
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/41	1,000,000	918,775
Estrella Mountain Ranch Community Facilities District, Unlimited General Obligation
Insured: AG
5.00%, due 7/15/32	155,000	159,493
Goodyear Community Facilities Utilities District No. 1, Limited General Obligation
4.00%, due 7/15/28	500,000	500,310
Maricopa County Elementary School District No. 59, Unlimited General Obligation
5.00%, due 7/1/26	1,120,000	1,137,159
Maricopa County Special Health Care District, Maricopa Integrated Health System, Unlimited General Obligation
Series C
5.00%, due 7/1/32	3,000,000	3,172,609
Series C
5.00%, due 7/1/34	1,500,000	1,579,754
Maricopa County Unified School District No. 48, Unlimited General Obligation
Series C, Insured: BAM
3.00%, due 7/1/34	2,350,000	2,319,109
Maricopa County Union High School District No. 210, Phoenix, Project of 2023, Unlimited General Obligation
Series B
5.00%, due 7/1/32	2,500,000	2,869,363
	Principal Amount	Value

General Obligation (continued)
Maricopa County Union High School District No. 216, Agua Fria, Project of 2023 and 2024, Unlimited General Obligation
5.00%, due 7/1/33	$ 500,000	$ 582,203
5.00%, due 7/1/44	1,000,000	1,077,257
Mystic Lake Pleasant Heights Community Facilities District, Unlimited General Obligation
Insured: BAM
3.00%, due 7/15/28	295,000	294,672
Pima County Unified School District No. 1, Tucson, Unlimited General Obligation
Series A, Insured: AG
5.00%, due 7/1/42	1,100,000	1,195,553
Yuma County Library District, Limited General Obligation
4.00%, due 7/1/29	1,000,000	1,000,662
		37,134,378
Hospital 7.7%
Arizona Industrial Development Authority, Phoenix Children's Hospital, Revenue Bonds
Series A, Insured: BAM
3.00%, due 2/1/45	1,000,000	803,271
Industrial Development Authority of the City of Phoenix Arizona (The), Mayo/Brooks Rehabilitation Facility, Revenue Bonds
Series A
5.00%, due 10/31/44	2,000,000	2,123,988
Maricopa County Industrial Development Authority, Banner Health, Revenue Bonds
Series A
4.00%, due 1/1/41	1,500,000	1,447,679
Maricopa County Industrial Development Authority, Banner Health Obligated Group, Revenue Bonds
Series A
5.00%, due 1/1/32	1,520,000	1,557,219
Series A-1
5.00%, due 1/1/53 (b)	2,000,000	2,017,699

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Arizona Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Hospital (continued)
Maricopa County Industrial Development Authority, HonorHealth Obligated Group, Revenue Bonds
Series D
5.00%, due 12/1/45	$ 1,000,000	$ 1,040,010
Yuma Industrial Development Authority, Regional Medical Center, Revenue Bonds
Series A, Insured: AG-CR
5.00%, due 8/1/39	1,530,000	1,692,879
		10,682,745
Housing 0.6%
Industrial Development Authority of the City of Phoenix Arizona (The), Downtown Phoenix Student Housing LLC, Revenue Bonds
Series A
5.00%, due 7/1/42	750,000	755,247
Other Revenue 45.4%
Arizona Industrial Development Authority, Revenue Bonds
Insured: FNMA
2.12%, due 7/1/37	4,590,429	3,793,938
Series A, Insured: GNMA / FNMA / FHLMC
4.70%, due 10/1/40	1,000,000	1,038,971
Arizona Industrial Development Authority, Ironwood Ranch Apartments LP, Revenue Bonds
5.00%, due 2/1/58 (b)	2,000,000	2,028,356
Arizona Industrial Development Authority, Senior Living Project, Revenue Bonds, Second Tier
Series B
5.125%, due 1/1/59	3,163,712	2,489,494
Arizona Industrial Development Authority, Single Family Mortgage, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 10/1/55	1,000,000	1,112,199
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series B
5.00%, due 10/1/35	1,120,000	1,167,242
	Principal Amount	Value

Other Revenue (continued)
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series C
5.25%, due 1/1/54 (b)	$ 1,350,000	$ 1,448,441
Chandler Industrial Development Authority, Intel Corp. Project, Revenue Bonds
Series 2
5.00%, due 9/1/52 (b)(c)	4,000,000	4,067,460
City of Cottonwood, Pledged, Revenue Bonds
Insured: AG
5.00%, due 7/1/30	500,000	500,662
City of Glendale, Revenue Bonds, Senior Lien
5.00%, due 7/1/32	500,000	574,533
City of Mesa, Utility System, Revenue Bonds, Junior Lien
Series C
5.00%, due 7/1/36	1,000,000	1,162,944
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Junior Lien
Series B
5.00%, due 7/1/33 (c)	1,300,000	1,383,550
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Senior Lien
5.00%, due 7/1/26 (c)	2,000,000	2,025,494
County of Pinal, Revenue Bonds
Insured: BAM
5.00%, due 8/1/43	1,000,000	1,078,568
Energy Southeast A Cooperative District, Revenue Bonds
Series B
5.00%, due 9/1/33	500,000	520,005
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	198,464	193,402
Industrial Development Authority of the City of Phoenix Arizona (The), Broadway Farms at Hurley Station Phase I Project, Revenue Bonds
3.10%, due 2/1/59 (b)	2,500,000	2,504,491
Industrial Development Authority of the County of Pima (The), Revenue Bonds
Series D-1, Insured: GNMA
5.50%, due 7/1/55	1,960,000	2,123,816
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
Kentucky Public Energy Authority, Revenue Bonds
Series B
5.00%, due 12/1/33	$ 750,000	$ 782,884
Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds
Series B, Insured: GNMA
6.00%, due 9/1/56	1,000,000	1,116,427
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/55	2,000,000	2,232,737
Series A, Insured: GNMA
6.50%, due 3/1/55	1,015,000	1,133,573
Maricopa County & Phoenix Industrial Development Authorities, Single Family Mortgage, Revenue Bonds
Series A, Insured: GNMA
5.75%, due 3/1/56	1,500,000	1,659,817
Maricopa County Industrial Development Authority, Commercial Metals Co. Project, Revenue Bonds
4.00%, due 10/15/47 (a)(c)	1,000,000	852,760
Maricopa County Industrial Development Authority, Verrado Marketplace Project, Revenue Bonds
4.375%, due 5/1/33 (a)	1,370,000	1,349,811
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/39	1,600,000	1,638,441
New Hampshire Business Finance Authority, Revenue Bonds
Series 2, Class A-1
4.216%, due 11/20/42 (b)	1,347,692	1,326,037
Nogales Municipal Development Authority, Inc., City of Nogales, Revenue Bonds
Insured: AG
4.00%, due 6/1/39	2,000,000	2,013,096
Pinal County Industrial Development Authority, WOF SW GGP 1 LLC, Revenue Bonds
Series A
5.50%, due 10/1/33 (a)(c)(d)	1,500,000	1,585,055
	Principal Amount	Value

Other Revenue (continued)
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.329%, due 7/1/40	$ 1,248,000	$ 1,211,613
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-1
4.55%, due 7/1/40	547,000	543,259
Salt River Project Agricultural Improvement & Power District, Revenue Bonds
Series A
5.00%, due 1/1/44	2,000,000	2,178,457
Salt Verde Financial Corp., Revenue Bonds
Series 1
5.25%, due 12/1/28	3,000,000	3,145,531
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series B
5.25%, due 3/1/55 (b)	1,000,000	1,077,681
State of Arizona, State of Arizona Department of Revenue, Revenue Bonds
Series B, Insured: BHAC-CR
5.50%, due 7/1/27 (d)	2,000,000	2,093,801
Tempe Industrial Development Authority, Friendship Village of Tempe Project, Revenue Bonds
Series B-2
3.50%, due 12/1/30	1,000,000	995,440
Territory of Guam, Revenue Bonds
Series G
5.00%, due 1/1/31	1,000,000	1,082,132
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	800,000	809,639
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds
Series A
5.50%, due 1/1/54 (b)	1,350,000	1,447,715
Tucson Industrial Development Authority, Revenue Bonds
Series A-1, Insured: GNMA
5.50%, due 1/1/56	2,000,000	2,188,236

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Arizona Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
Tucson Industrial Development Authority, Lariat Village Project, Revenue Bonds
Series B
3.05%, due 10/1/44 (b)	$ 1,000,000	$ 998,727
		62,676,435
Transportation 0.9%
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series A
5.00%, due 10/1/34 (c)	100,000	108,705
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Senior Lien
5.00%, due 7/1/28 (c)	1,000,000	1,054,332
		1,163,037
Utility 2.3%
Maricopa County Pollution Control Corp., El Paso Electric Co. Project, Revenue Bonds
Series A
3.60%, due 2/1/40	3,465,000	3,218,393
Water & Sewer 3.4%
City of Glendale, Water & Sewer, Revenue Bonds, Senior Lien
5.00%, due 7/1/35	375,000	437,591
5.00%, due 7/1/38	875,000	994,161
5.00%, due 7/1/41	1,480,000	1,631,021
City of Goodyear, Water & Sewer, Revenue Bonds, Sub. Lien
Insured: AG
5.00%, due 7/1/42	1,500,000	1,632,365
		4,695,138
Total Long-Term Municipal Bonds (Cost $132,658,134)		135,807,359
Short-Term Municipal Notes 0.6%
Education 0.5%
Arizona Board of Regents, Arizona State University, Revenue Bonds
Series C
3.18%, due 7/1/55 (e)	700,000	700,000
	Principal Amount	Value

Hospital 0.1%
Arizona Industrial Development Authority, Phoenix Children's Hospital, Revenue Bonds
Series B
4.00%, due 2/1/48 (e)	$ 150,000	$ 150,000
Total Short-Term Municipal Notes (Cost $850,000)		850,000
Total Municipal Bonds (Cost $133,508,134)		136,657,359

	Shares
Short-Term Investment 0.8%
Unaffiliated Investment Company 0.8%
Dreyfus Government Cash Management - Institutional Shares, 3.94% (f)	1,125,058	1,125,058
Total Short-Term Investment (Cost $1,125,058)		1,125,058
Total Investments (Cost $134,633,192)	99.8%	137,782,417
Other Assets, Less Liabilities	0.2	217,609
Net Assets	100.0%	$ 138,000,026

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of October 31, 2025.
(c)	Interest on these securities is subject to alternative minimum tax.
(d)	Step coupon—Rate shown was the rate in effect as of October 31, 2025.
(e)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(f)	Current yield as of October 31, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments October 31, 2025†^ (continued)
Futures Contracts
As of October 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(45)	December 2025	$ (5,124,340)	$ (5,196,797)	$ (72,457)
U.S. Treasury Long Bonds	(20)	December 2025	(2,301,204)	(2,346,250)	(45,046)
Net Unrealized Depreciation					$ (117,503)

1.	As of October 31, 2025, cash in the amount of $188,750 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of October 31, 2025.
Abbreviation(s):
AG—Assured Guaranty Ltd.
BAM—Build America Mutual Assurance Co.
BHAC—Berkshire Hathaway Assurance Corp.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
SD CRED PROG—School District Credit Enhancement Program
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 135,807,359	$ —	$ 135,807,359
Short-Term Municipal Notes	—	850,000	—	850,000
Total Municipal Bonds	—	136,657,359	—	136,657,359
Short-Term Investment
Unaffiliated Investment Company	1,125,058	—	—	1,125,058
Total Investments in Securities	$ 1,125,058	$ 136,657,359	$ —	$ 137,782,417
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (117,503)	$ —	$ —	$ (117,503)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Arizona Muni Fund

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in securities, at value (identified cost $134,633,192)	$137,782,417
Cash collateral on deposit at broker for futures contracts	188,750
Receivables:
Interest	1,736,571
Variation margin on futures contracts	8,437
Fund shares sold	5,606
Other assets	6,762
Total assets	139,728,543
Liabilities
Due to custodian	7,395
Payables:
Investment securities purchased	1,348,423
Fund shares redeemed	239,032
Manager (See Note 3)	52,291
NYLIFE Distributors (See Note 3)	14,118
Transfer agent (See Note 3)	8,948
Professional fees	7,344
Custodian	5,493
Shareholder communication	4,076
Trustees	203
Accrued expenses	2,803
Distributions payable	38,391
Total liabilities	1,728,517
Net assets	$138,000,026
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$14,060
Additional paid-in-capital	147,648,532
147,662,592
Total distributable earnings (loss)	(9,662,566)
Net assets	$138,000,026
Class A
Net assets applicable to outstanding shares	$3,100,670
Shares of beneficial interest outstanding	315,930
Net asset value per share outstanding	$9.81
Maximum sales charge (3.00% of offering price)	0.30
Maximum offering price per share outstanding	$10.11
Class C
Net assets applicable to outstanding shares	$888,774
Shares of beneficial interest outstanding	90,640
Net asset value and offering price per share outstanding	$9.81
Class I
Net assets applicable to outstanding shares	$31,543,208
Shares of beneficial interest outstanding	3,211,772
Net asset value and offering price per share outstanding	$9.82
Class Z
Net assets applicable to outstanding shares	$102,467,374
Shares of beneficial interest outstanding	10,441,642
Net asset value per share outstanding	$9.81
Maximum sales charge (3.00% of offering price)	0.30
Maximum offering price per share outstanding	$10.11

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Interest	$5,744,843
Expenses
Manager (See Note 3)	649,890
Distribution/Service—Class A (See Note 3)	4,687
Distribution/Service—Class C (See Note 3)	5,116
Distribution/Service—Class Z (See Note 3)	162,294
Transfer agent (See Note 3)	51,452
Professional fees	43,232
Registration	23,450
Custodian	21,209
Shareholder communication	9,245
Trustees	3,492
Miscellaneous	595
Total expenses before waiver/reimbursement	974,662
Expense waiver/reimbursement from Manager (See Note 3)	(3,446)
Net expenses	971,216
Net investment income (loss)	4,773,627
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(3,403,542)
Futures transactions	524,171
Net realized gain (loss)	(2,879,371)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	4,532,848
Futures contracts	(480,873)
Net change in unrealized appreciation (depreciation)	4,051,975
Net realized and unrealized gain (loss)	1,172,604
Net increase (decrease) in net assets resulting from operations	$5,946,231
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Arizona Muni Fund

Statements of Changes in Net Assets
for the year ended October 31, 2025, the period April 1, 2024 through October 31, 2024 and the year ended March 31, 2024
	Year ended October 31, 2025	Period April 1, 2024 through October 31, 2024(a)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$4,773,627	$2,589,535	$5,572,453
Net realized gain (loss)	(2,879,371)	(2,507,680)	(3,080,117)
Net change in unrealized appreciation (depreciation)	4,051,975	1,722,281	834,958
Net increase (decrease) in net assets resulting from operations	5,946,231	1,804,136	3,327,294
Distributions to shareholders:
Class A	(60,582)	(1,315)	—
Class C	(30,074)	(17,785)	(38,420)
Class I	(1,160,892)	(669,128)	(1,411,346)
Class Z	(3,608,085)	(2,052,764)	(4,063,009)
Total distributions to shareholders	(4,859,633)	(2,740,992)	(5,512,775)
Capital share transactions:
Net proceeds from sales of shares	10,430,431	6,625,573	24,431,374
Net asset value of shares issued to shareholders in reinvestment of distributions	4,408,865	2,394,735	4,557,840
Cost of shares redeemed	(34,110,288)	(32,645,918)	(51,431,598)
Increase (decrease) in net assets derived from capital share transactions	(19,270,992)	(23,625,610)	(22,442,384)
Net increase (decrease) in net assets	(18,184,394)	(24,562,466)	(24,627,865)
Net Assets
Beginning of period	156,184,420	180,746,886	205,374,751
End of period	$138,000,026	$156,184,420	$180,746,886

(a)	The Fund changed its fiscal year end from March 31 to October 31.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Year Ended October 31,	July 22, 2024^ through October 31,
Class A	2025	2024
Net asset value at beginning of period	$9.73	$9.77
Net investment income (loss) (a)	0.31	0.08
Net realized and unrealized gain (loss)	0.08	(0.04)
Total from investment operations	0.39	0.04
Less distributions:
From net investment income	(0.31)	(0.08)
Net asset value at end of period	$9.81	$9.73
Total investment return (b)	4.13%	0.45%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.22%	2.75%††
Net expenses (c)	0.80%(d)	0.80%††
Expenses (before waiver/reimbursement) (c)	0.80%	1.01%††
Portfolio turnover rate	65%(e)	39%
Net assets at end of period (in 000’s)	$3,101	$275

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
(e)	The portfolio turnover rate includes variable rate demand notes.

	Year Ended October 31,	April 1, 2024 through October 31,	Year Ended March 31,
Class C	2025	2024#(a)	2024	2023	2022	2021
Net asset value at beginning of period	$9.72	$9.77	$9.86	$10.13	$10.81	$10.67
Net investment income (loss) (b)	0.28	0.12	0.19	0.14	0.14	0.16
Net realized and unrealized gain (loss)	0.09	(0.04)	(0.09)	(0.26)	(0.69)	0.13
Total from investment operations	0.37	0.08	0.10	(0.12)	(0.55)	0.29
Less distributions:
From net investment income	(0.28)	(0.13)	(0.19)	(0.15)	(0.13)	(0.15)
Net asset value at end of period	$9.81	$9.72	$9.77	$9.86	$10.13	$10.81
Total investment return	3.93%(c)	0.80%(c)	1.04%	(1.11)%	(5.13)%	2.76%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.87%	2.03%††	1.97%	1.39%	1.26%	1.45%
Net expenses	1.10%(d)	1.48%††(d)	1.60%	1.59%	1.54%	1.56%
Expenses (before waiver/reimbursement)	1.32%(d)	1.56%††(d)	1.60%	1.59%	1.54%	1.56%
Portfolio turnover rate	65%(e)	39%	66%	32%	35%	11%
Net assets at end of period (in 000's)	$889	$1,218	$1,778	$2,346	$5,152	$7,384

#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Arizona Muni Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,	April 1, 2024 through October 31,	Year Ended March 31,
Class I	2025	2024#(a)	2024	2023	2022	2021
Net asset value at beginning of period	$9.74	$9.79	$9.88	$10.15	$10.84	$10.69
Net investment income (loss) (b)	0.33	0.16	0.29	0.24	0.24	0.26
Net realized and unrealized gain (loss)	0.09	(0.03)	(0.09)	(0.26)	(0.69)	0.15
Total from investment operations	0.42	0.13	0.20	(0.02)	(0.45)	0.41
Less distributions:
From net investment income	(0.34)	(0.18)	(0.29)	(0.25)	(0.24)	(0.26)
Net asset value at end of period	$9.82	$9.74	$9.79	$9.88	$10.15	$10.84
Total investment return	4.39%(c)	1.25%(c)	2.06%	(0.11)%	(4.26)%	3.88%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.42%	2.83%††	2.98%	2.41%	2.26%	2.44%
Net expenses	0.55% (d)(e)	0.67%††(d)	0.60%	0.59%	0.54%	0.56%
Expenses (before waiver/reimbursement)	0.55%(d)	0.74%††(d)	0.60%	0.59%	0.54%	0.56%
Portfolio turnover rate	65%(f)	39%	66%	32%	35%	11%
Net assets at end of period (in 000's)	$31,543	$36,199	$43,836	$47,844	$64,518	$75,201

#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	Expense waiver/reimbursement less than 0.01%.
(f)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Financial Highlights selected per share data and ratios
	Year Ended October 31,	April 1, 2024 through October 31,	Year Ended March 31,
Class Z	2025	2024#(a)	2024	2023	2022	2021
Net asset value at beginning of period	$9.73	$9.78	$9.87	$10.14	$10.82	$10.68
Net investment income (loss) (b)	0.32	0.15	0.28	0.22	0.23	0.25
Net realized and unrealized gain (loss)	0.08	(0.03)	(0.10)	(0.25)	(0.69)	0.14
Total from investment operations	0.40	0.12	0.18	(0.03)	(0.46)	0.39
Less distributions:
From net investment income	(0.32)	(0.17)	(0.27)	(0.24)	(0.22)	(0.25)
Net asset value at end of period	$9.81	$9.73	$9.78	$9.87	$10.14	$10.82
Total investment return	4.24%(c)	1.15%(c)	1.91%	(0.27)%	(4.32)%	3.63%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.27%	2.66%††	2.83%	2.26%	2.11%	2.30%
Net expenses	0.70%(d)	0.84%††(d)	0.75%	0.74%	0.69%	0.71%
Expenses (before waiver/reimbursement)	0.70%(d)	0.89%††(d)	0.75%	0.74%	0.69%	0.71%
Portfolio turnover rate	65%(e)	39%	66%	32%	35%	11%
Net assets at end of period (in 000's)	$102,467	$118,492	$135,133	$155,184	$178,757	$198,417

#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The portfolio turnover rate includes variable rate demand notes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay Arizona Muni Fund

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay Arizona Muni Fund (the "Fund"), a “non-diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The Fund is successor to the Aquila Tax-Free Trust of Arizona (the “Predecessor Fund"), which was a series of a different registered investment company for which Aquila Investment Management LLC ("Aquila"), served as the investment advisor. The financial statements of the Fund reflect the historical results of corresponding shares of the Predecessor Fund through its reorganization effective as of the close of business on July 19, 2024. Upon completion of the reorganization, the Class Z, Class C and Class I shares of the Fund assumed the performance, financial and other information of the Class A, Class C and Class Y shares, respectively, of the Predecessor Fund. All information provided for periods prior to the close of business on July 19, 2024, refers to the Predecessor Fund.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	July 22, 2024
Class C	April 1, 1996
Class I	April 1, 1996
Class Z	March 13, 1986
Class A shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C shares convert to Class A shares at the end of the calendar quarter eight years after the date they were purchased. Class Z shares are generally only available to existing holders of Class Z shares of the Fund. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Class Z shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income exempt from federal and Arizona income taxes.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions;

15

Notes to Financial Statements (continued)
providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or

16	NYLI MacKay Arizona Muni Fund

otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and pays distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a
17

Notes to Financial Statements (continued)
portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse in an adverse economic environment. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
The Fund maintains exposures to the Commonwealth of Puerto Rico ("Puerto Rico") as of October 31, 2025, that represent 3.20% of the Fund’s net assets, of which none are insured. Certain issuers in which the Fund may invest have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to service debt.
Despite significant challenges from the Covid pandemic and 2017 Irma and Maria hurricanes, Federal Covid and Hurricane Disaster relief funding have aided Puerto Rico's economy. However, there is no guarantee that Puerto Rico will be able to continue to utilize remaining federal disaster recovery funding given labor and project management challenges. Puerto Rico also faces longer term declining demographic trends, which could impair the ability for the territory to service its municipal debt obligations.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the

18	NYLI MacKay Arizona Muni Fund

normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(J) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage the duration and yield curve positioning of the portfolio.
Fair value of derivative instruments as of October 31, 2025:
Liability Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(117,503)
Total Fair Value	$(117,503)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2025:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk
Futures Transactions	$524,171
Total Net Realized Gain (Loss)	$524,171

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk
Futures Contracts	$(480,873)
Total Net Change in Unrealized Appreciation (Depreciation)	$(480,873)

Average Notional Amount	Total
Futures Contracts Short	$(6,082,233)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.45% of the Fund's average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 0.80%, Class C, 1.10%, Class I, 0.55% and Class Z, 0.74%. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2025, New York Life Investments earned fees from the Fund in the amount of $649,890 and waived fees and/or reimbursed certain class specific expenses in the amount of $3,446 and paid the Subadvisor fees in the amount of $323,231.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
19

Notes to Financial Statements (continued)
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A Plan, the Distributor receives a monthly fee from the Class A shares at an annual rate of 0.25% of the average daily net assets of the Class A shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 0.50%. Pursuant to the Class Z Plan, the Distributor receives a monthly fee from the Class Z shares at an annual rate of 0.15% of the average daily net assets of the Class Z shares for distribution and/or service activities as designated by the Distributor. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  During the year ended October 31, 2025, the Fund was advised that the Distributor did not retain any initial sales charges or CDSCs on repurchases of any shares within the Fund.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$645	$—
Class C	3,077	—
Class I	11,241	—
Class Z	36,489	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class A	$26,087	0.8%
Note 4-Federal Income Tax
As of October 31, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$134,097,179	$3,948,898	$(263,660)	$3,685,238
As of October 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Undistributed Tax Exempt Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$—	$275,777	$(13,225,407)	$(398,174)	$3,685,238	$(9,662,566)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to mark to market of futures contracts and market discount. The other temporary differences are primarily due to dividends payable.
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $13,225,407, as shown in the table below, were

20	NYLI MacKay Arizona Muni Fund

available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$4,990	$8,235
During the year ended October 31, 2025 and the period April 1, 2024 through October 31, 2024 and the year ended March 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024(a)	2024
Distributions paid from:
Ordinary Income	$326,195	$126,835	$445,126
Exempt Interest Dividends	4,533,438	2,614,157	5,067,649
Total	$4,859,633	$2,740,992	$5,512,775

(a)	The Fund changed its fiscal year end from March 31 to October 31.
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. During the year ended October 31, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2025, purchases and sales of securities, other than short-term securities, were $92,981 and $105,966, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the year ended October 31, 2025, period April 1, 2024 through October 31, 2024, and year ended March 31, 2024, were as follows:
Class A	Shares	Amount
Year ended October 31, 2025:
Shares sold	282,057	$2,716,008
Shares issued to shareholders in reinvestment of distributions	5,984	57,792
Shares redeemed	(340)	(3,248)
Net increase (decrease)	287,701	$2,770,552
Period ended October 31, 2024:(a)
Shares sold	28,095	$275,999
Shares issued to shareholders in reinvestment of distributions	134	1,315
Net increase (decrease)	28,229	$277,314

21

Notes to Financial Statements (continued)
Class C	Shares	Amount
Year ended October 31, 2025:
Shares sold	8,139	$79,500
Shares issued to shareholders in reinvestment of distributions	2,542	24,585
Shares redeemed	(45,354)	(439,648)
Net increase (decrease)	(34,673)	$(335,563)
Period ended October 31, 2024:(b)
Shares sold	1,294	$12,718
Shares issued to shareholders in reinvestment of distributions	1,559	15,170
Shares redeemed	(59,467)	(577,683)
Net increase (decrease)	(56,614)	$(549,795)
Year ended March 31, 2024:
Shares sold	14,455	$139,067
Shares issued to shareholders in reinvestment of distributions	3,475	33,725
Shares redeemed	(73,926)	(723,901)
Net increase (decrease)	(55,996)	$(551,109)

Class I	Shares	Amount
Year ended October 31, 2025:
Shares sold	589,451	$5,701,320
Shares issued to shareholders in reinvestment of distributions	112,777	1,091,981
Shares redeemed	(1,241,749)	(12,032,921)
Net increase (decrease) in shares outstanding before conversion	(539,521)	(5,239,620)
Shares converted into Class I (See Note 1)	34,419	331,366
Net increase (decrease)	(505,102)	$(4,908,254)
Period ended October 31, 2024:(b)(c)
Shares sold	401,084	$3,907,763
Shares issued to shareholders in reinvestment of distributions	63,967	623,489
Shares redeemed	(1,278,091)	(12,430,469)
Net increase (decrease) in shares outstanding before conversion	(813,040)	(7,899,217)
Shares converted into Class I (See Note 1)	51,728	504,344
Net increase (decrease)	(761,312)	$(7,394,873)
Year ended March 31, 2024:
Shares sold	1,775,193	$17,236,958
Shares issued to shareholders in reinvestment of distributions	125,793	1,222,765
Shares redeemed	(2,265,084)	(21,874,519)
Net increase (decrease)	(364,098)	$(3,414,796)

Class Z	Shares	Amount
Year ended October 31, 2025:
Shares sold	200,509	$1,933,603
Shares issued to shareholders in reinvestment of distributions	334,377	3,234,507
Shares redeemed	(2,234,863)	(21,634,471)
Net increase (decrease) in shares outstanding before conversion	(1,699,977)	(16,466,361)
Shares converted from Class Z (See Note 1)	(34,439)	(331,366)
Net increase (decrease)	(1,734,416)	$(16,797,727)
Period ended October 31, 2024:(b)(d)
Shares sold	249,132	$2,429,093
Shares issued to shareholders in reinvestment of distributions	180,124	1,754,761
Shares redeemed	(2,019,471)	(19,637,766)
Net increase (decrease) in shares outstanding before conversion	(1,590,215)	(15,453,912)
Shares converted from Class Z (See Note 1)	(51,728)	(504,344)
Net increase (decrease)	(1,641,943)	$(15,958,256)
Year ended March 31, 2024:
Shares sold	720,353	$7,055,349
Shares issued to shareholders in reinvestment of distributions	339,960	3,301,350
Shares redeemed	(2,966,075)	(28,833,178)
Net increase (decrease)	(1,905,762)	$(18,476,479)

(a)	The inception date of the class was July 22, 2024.
(b)	The Fund changed its fiscal year end from March 31 to October 31.
(c)	Class Y shares of the Predecessor Fund converted to Class I shares of the Fund effective at the close of business on July 19, 2024.
(d)	Class A shares of the Predecessor Fund converted to Class Z shares of the Fund effective at the close of business on July 19, 2024.
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the

22	NYLI MacKay Arizona Muni Fund

new standard. It does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
23

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI MacKay Arizona Muni Fund (the Fund), one of the funds constituting New York Life Investments Funds Trust, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for the year then ended and the period April 1, 2024 through October 31, 2024, and the related notes (collectively, the financial statements) and the financial highlights for the year then ended and the period ended October 31, 2024. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period April 1, 2024 through October 31, 2024, and the financial highlights for the year then ended and the period ended October 31, 2024, in conformity with U.S. generally accepted accounting principles.
The statement of changes in net assets for the year ended March 31, 2024, and the financial highlights for each of the years in the four-year period ended March 31, 2024 were audited by another independent registered public accountant whose report, dated May 30, 2024, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, transfer agent, and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 19, 2025
24	NYLI MacKay Arizona Muni Fund

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For Federal individual income tax purposes, the Fund designated 93.3% of the ordinary income dividends paid during its fiscal year ended October 31, 2025 as attributable to interest income from Tax Exempt Municipal Bonds. Such dividends are currently exempt from Federal income taxes under Section 103(a) of the Internal Revenue Code.
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2025.
25

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
26

NYLI MacKay Utah Muni Fund

Annual Report - Financial Statements and Other Information
October 31, 2025

Portfolio of Investments October 31, 2025†^
	Principal Amount	Value
Municipal Bonds 97.0%
Long-Term Municipal Bonds 95.9%
Education 17.7%
Brazos Higher Education Authority, Inc., Revenue Bonds, Senior Lien
Series 1-A
5.00%, due 4/1/32 (a)	$ 1,000,000	$ 1,077,120
Utah Charter School Finance Authority, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/46	1,000,000	914,644
Series A, Insured: UT CSCE
5.00%, due 4/15/39	1,000,000	1,063,376
Utah Charter School Finance Authority, George Washington Academy, Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/35	1,500,000	1,500,925
Utah Charter School Finance Authority, Good Foundations Academy Charter School, Revenue Bonds (b)
Series A
5.55%, due 11/15/34	1,655,000	1,656,039
Series A
5.85%, due 11/15/44	3,280,000	3,279,878
Utah Charter School Finance Authority, Hawthorn Academy, Revenue Bonds
Insured: UT CSCE
5.00%, due 10/15/46	3,795,000	3,800,302
Utah Charter School Finance Authority, Karl G Maeser Preparatory Academy, Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/35	350,000	390,554
Insured: UT CSCE
5.00%, due 4/15/40	450,000	482,831
Insured: UT CSCE
5.125%, due 4/15/45	390,000	407,101
Utah Charter School Finance Authority, Lakeview Academy of Science Arts & Technology, Revenue Bonds
Insured: UT CSCE
5.00%, due 10/15/35	1,300,000	1,300,795
Utah Charter School Finance Authority, Legacy Preparatory Academy, Revenue Bonds
Insured: BAM UT CSCE
4.00%, due 4/15/37	1,000,000	1,009,270
	Principal Amount	Value

Education (continued)
Utah Charter School Finance Authority, Legacy Preparatory Academy, Revenue Bonds (continued)
Insured: UT CSCE
5.00%, due 4/15/29	$ 1,400,000	$ 1,401,229
Utah Charter School Finance Authority, Monticello Academy, Inc., Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/37	1,000,000	1,001,109
Utah Charter School Finance Authority, Promontory School of Expeditionary Learning, Revenue Bonds
Series A, Insured: BAM UT CSCE
3.60%, due 10/15/33	1,285,000	1,287,208
Utah Charter School Finance Authority, Salt Lake Arts Academy, Revenue Bonds
Series A, Insured: BAM UT CSCE
3.00%, due 4/15/40	1,000,000	824,442
Utah Charter School Finance Authority, Venture Academy, Revenue Bonds
Insured: UT CSCE
5.00%, due 10/15/29	700,000	700,501
Insured: UT CSCE
5.00%, due 10/15/34	1,095,000	1,095,597
Insured: UT CSCE
5.00%, due 10/15/38	1,095,000	1,095,386
Utah Charter School Finance Authority, Vista at Entrada School of Performing Arts & Technology, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/35	1,080,000	1,090,507
Utah Charter School Finance Authority, Voyage Academy, Revenue Bonds (b)
5.00%, due 3/15/27	295,000	295,034
5.50%, due 3/15/37	2,350,000	2,350,334
5.60%, due 3/15/47	4,600,000	4,600,679
Utah State University, Revenue Bonds
Series B, Insured: BAM
3.00%, due 12/1/36	2,055,000	1,952,545
		34,577,406
General 6.5%
Black Desert Public Infrastructure District, Assessment Area No. 1, Special Assessment
5.625%, due 12/1/53 (b)	1,500,000	1,516,538

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General (continued)
City of Eagle Mountain City, Assessment Area 2013-1, Special Assessment
5.25%, due 5/1/28	$ 70,000	$ 70,087
Commonwealth of Puerto Rico
(zero coupon), due 11/1/51	1,158,360	783,341
Copper Rim Infrastructure Financing District, Assessment Area, Special Assessment
6.125%, due 12/1/54 (b)	1,000,000	1,032,021
County of Weber, Summit Mountain Assessment Area, Special Assessment
5.50%, due 1/15/28	900,000	901,722
5.75%, due 1/15/33	3,700,000	3,706,964
Verk Industrial Regional Public Infrastructure District, Tax Allocation
6.625%, due 9/1/47 (b)	1,500,000	1,574,724
Washington County Municipal Building Authority, Revenue Bonds
5.00%, due 10/1/32	500,000	509,947
5.00%, due 10/1/37	500,000	509,947
Wolf Creek Infrastructure Financing District No. 1, Assessment Area No. 1, Special Assessment
5.75%, due 12/1/44	2,000,000	2,046,778
		12,652,069
General Obligation 5.6%
Black Ridge Infrastructure Financing District, Assessment Area, Special Assessment
5.50%, due 12/1/40	1,000,000	1,007,780
Chicago Board of Education, Dedicated Capital Improvement, Unlimited General Obligation
Series A
7.00%, due 12/1/44	500,000	501,278
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	2,112,857	1,352,229
County of Pennington, Limited General Obligation
Series A
5.00%, due 12/1/46	1,000,000	1,046,940
Emery County School District, Unlimited General Obligation
Insured: School Bond Guaranty
2.00%, due 6/15/35	1,550,000	1,296,763
	Principal Amount	Value

General Obligation (continued)
Logan City School District, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 6/15/30	$ 1,385,000	$ 1,385,751
Metropolitan Government of Nashville & Davidson County, Unlimited General Obligation
2.50%, due 1/1/29	1,000,000	979,823
Mida Golf and Equestrian Center Public Infrastructure District, Limited General Obligation
4.25%, due 6/1/41 (b)	2,205,000	1,930,109
Salt Lake City School District, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 3/1/39	1,575,000	1,450,981
		10,951,654
Hospital 4.1%
County of Utah, IHC Health Services, Inc., Revenue Bonds
Series A
5.00%, due 5/15/43	1,690,000	1,758,241
New Hope Cultural Education Facilities Finance Corp., Children's Health System of Texas, Revenue Bonds
Series A
5.00%, due 8/15/39	1,000,000	1,111,412
Shelby County Health Educational & Housing Facilities Board, Methodist Le Bonheur Healthcare, Revenue Bonds
Series A, Insured: AG
5.00%, due 6/1/35	1,500,000	1,680,849
South Dakota Health & Educational Facilities Authority, Avera Health Issue, Revenue Bonds
4.00%, due 7/1/42	1,290,000	1,212,400
South Dakota Health & Educational Facilities Authority, Sanford Obligated Group, Revenue Bonds
Series C-2
5.00%, due 11/1/51 (c)	1,000,000	1,100,930
Washington Health Care Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A
5.00%, due 9/1/43	1,000,000	1,055,960
		7,919,792

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Utah Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Housing 4.2%
University of Utah (The), Revenue Bonds
Series B
5.25%, due 8/1/48	$ 1,060,000	$ 1,130,284
Utah Board of Higher Education, Dixie State University, Revenue Bonds
Insured: BAM
3.00%, due 6/1/36	1,375,000	1,326,185
Insured: AG
5.00%, due 6/1/30	1,800,000	1,802,583
Washington State Housing Finance Commission, Revenue Bonds
Series 2
4.221%, due 3/1/50 (c)	2,483,566	2,431,403
Washington State Housing Finance Commission, Blakeley and Laurel Villages Project, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/35 (b)	1,335,000	1,469,490
		8,159,945
Other Revenue 35.9%
Alaska Industrial Development & Export Authority, Interior Gas Utility Project, Revenue Bonds
Series A
5.00%, due 6/1/40	1,000,000	1,030,715
City of Herriman City, Revenue Bonds
Series B
5.00%, due 8/1/33	1,515,000	1,517,259
City of Mapleton City, Revenue Bonds
3.00%, due 6/15/36	1,255,000	1,170,256
City of West Valley City, Sales Tax, Revenue Bonds
(zero coupon), due 7/15/35	3,075,000	1,846,152
Consolidated Municipalities Electric Power Systems Joint Powers Board, Electric Facilities Improvement Lease, Revenue Bonds
Series A
5.00%, due 6/1/31	1,000,000	1,008,563
County of Tooele, Sales Tax, Revenue Bonds
5.00%, due 9/1/41	750,000	799,870
	Principal Amount	Value

Other Revenue (continued)
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, Revenue Bonds
Series C
5.00%, due 7/15/35 (b)	$ 1,000,000	$ 1,007,946
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, Revenue Bonds, Second Lien
Series B, Insured: AG
5.00%, due 6/1/31	1,375,000	1,529,161
Series B, Insured: AG
5.00%, due 6/1/34	1,000,000	1,150,530
Series B, Insured: AG
5.00%, due 6/1/38	500,000	570,008
Series B, Insured: AG
5.25%, due 6/1/42	1,000,000	1,115,010
Series B, Insured: AG
5.25%, due 6/1/43	1,000,000	1,101,782
Duchesne County School District, Revenue Bonds
4.00%, due 6/1/38	750,000	755,855
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	271,614	264,686
King County Housing Authority, Revenue Bonds
5.375%, due 7/1/45	1,000,000	1,053,129
Lehi Local Building Authority, Revenue Bonds
5.00%, due 6/15/30	500,000	546,061
Miami-Dade County Housing Finance Authority, Rainbow Village Project, Revenue Bonds
Series A, Insured: HUD Sector 8 FNMA
4.88%, due 3/1/46	750,000	753,945
Military Installation Development Authority, Revenue Bonds
Series A-1
4.00%, due 6/1/41	1,000,000	918,362
New Hampshire Business Finance Authority, Revenue Bonds
Series 2, Class A-1
4.216%, due 11/20/42 (c)	1,796,922	1,768,049
Ogden City Municipal Building Authority, Revenue Bonds
Series A
5.00%, due 1/15/43	1,000,000	1,050,956
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
Point Phase 1 Public Infrastructure District No. 1, Revenue Bonds
Series A-1
5.875%, due 3/1/45	$ 1,000,000	$ 1,033,647
South Dakota Housing Development Authority, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/55	995,000	1,114,453
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/56	2,000,000	2,227,763
Southeast Alaska Power Agency, Revenue Bonds
5.25%, due 6/1/30	1,170,000	1,171,987
Tennessee Energy Acquisition Corp., Revenue Bonds
Series A
5.00%, due 12/1/35	1,800,000	1,960,760
Series A-1
5.00%, due 5/1/53 (c)	1,000,000	1,036,482
Tennessee Energy Acquisition Corp., Commodity Project, Revenue Bonds
Series A
5.00%, due 5/1/52 (c)	1,500,000	1,618,892
Tennessee Housing Development Agency, Revenue Bonds
Series 2-B
3.95%, due 1/1/38	1,300,000	1,300,101
Texas Department of Housing & Community Affairs, Revenue Bonds
Series D-2, Insured: GNMA
6.25%, due 1/1/56	1,000,000	1,122,611
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds
Series A
5.50%, due 1/1/54 (c)	1,200,000	1,286,858
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds
5.00%, due 1/1/55 (c)	2,000,000	2,202,806
Utah Associated Municipal Power Systems, Veyo Heat Recovery Project, Revenue Bonds
5.00%, due 3/1/30	795,000	796,027
5.00%, due 3/1/32	905,000	906,155
5.00%, due 3/1/34	745,000	745,868
	Principal Amount	Value

Other Revenue (continued)
Utah Housing Corp., Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
4.45%, due 1/1/44	$ 2,000,000	$ 2,019,058
Series B-1, Class I
4.60%, due 7/1/34	455,000	455,362
Series B-1, Class II
4.625%, due 7/1/32	15,000	15,009
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/53	845,000	907,110
Series G, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	3,360,000	3,761,459
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	1,985,000	2,215,870
Series E, Insured: GNMA / FNMA / FHLMC
6.75%, due 7/1/55	1,545,000	1,782,824
Utah Housing Corp., Liberty Corner, Revenue Bonds
3.00%, due 9/1/45 (c)	2,500,000	2,492,720
Utah Housing Corp., Waymark at Folsom Trail, Revenue Bonds
Insured: FNMA
5.00%, due 11/1/43	1,000,000	1,054,772
Utah Infrastructure Agency, Revenue Bonds
4.00%, due 10/15/30	1,000,000	1,008,787
4.00%, due 10/15/34	1,380,000	1,383,420
5.25%, due 10/15/36	535,000	586,240
5.25%, due 10/15/39	555,000	591,489
5.50%, due 10/15/44	750,000	779,043
5.50%, due 10/15/48	750,000	769,636
Utah Infrastructure Agency, Cedar Hills Project, Revenue Bonds
4.00%, due 10/15/32	995,000	1,028,810
4.25%, due 10/15/42	1,125,000	1,137,979
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
4.00%, due 10/15/36	1,000,000	985,343
4.00%, due 10/15/42	1,000,000	924,456
Utah State Building Ownership Authority, State Facilities Master Lease Program, Revenue Bonds
2.25%, due 5/15/26	1,000,000	992,936
Utah Transit Authority, Revenue Bonds
(zero coupon), due 12/15/32	1,500,000	1,172,862

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Utah Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
Utah Transit Authority, Revenue Bonds (continued)
5.00%, due 12/15/42	$ 2,000,000	$ 2,215,074
Series C, Insured: AG
5.25%, due 6/15/32	195,000	219,801
West Jordan Municipal Building Authority, Revenue Bonds
5.00%, due 10/1/34	1,000,000	1,013,798
West Valley City Municipal Building Authority, Revenue Bonds
Insured: AG
5.00%, due 2/1/34	1,000,000	1,017,540
		70,014,103
Transportation 12.1%
Alaska Railroad Corp., Revenue Bonds (a)
Insured: AG
5.50%, due 10/1/31	1,000,000	1,113,913
Insured: AG
5.50%, due 10/1/40	1,000,000	1,100,564
City of Galveston, Wharves & Terminal, Revenue Bonds, First Lien (a)
Series A
5.50%, due 8/1/42	1,200,000	1,279,700
Series A
5.50%, due 8/1/43	550,000	583,119
City of Houston, Airport System, Revenue Bonds (a)
Series A
5.25%, due 7/1/39	1,350,000	1,498,743
Series A
5.50%, due 7/1/43	1,740,000	1,915,557
City of Houston, United Airlines, Inc., Revenue Bonds
Series B
5.50%, due 7/15/38 (a)	1,000,000	1,086,562
City of Salt Lake City, Airport, Revenue Bonds (a)
Series A
5.00%, due 7/1/46	2,000,000	2,041,218
Series A
5.25%, due 7/1/38	1,500,000	1,652,883
City of Salt Lake City, International Airport, Revenue Bonds
Series A
5.25%, due 7/1/41 (a)	2,000,000	2,186,579
	Principal Amount	Value

Transportation (continued)
Dallas Fort Worth International Airport, Revenue Bonds (a)
Series A-1
5.25%, due 11/1/40	$ 1,000,000	$ 1,105,917
Series A-1
5.25%, due 11/1/41	1,250,000	1,368,877
Greater Orlando Aviation Authority, Revenue Bonds
5.25%, due 10/1/45 (a)	1,000,000	1,066,826
Hillsborough County Aviation Authority, Tampa International Airport, Revenue Bonds
Series B
5.25%, due 10/1/44 (a)	2,000,000	2,141,958
Port of Seattle, Revenue Bonds
Series B
5.50%, due 8/1/47 (a)	2,000,000	2,118,039
Reno-Tahoe Airport Authority, Tahoe International Airport, Revenue Bonds
Series A
5.00%, due 7/1/34 (a)	1,200,000	1,328,296
		23,588,751
Utilities 4.8%
County of Campbell, Basin Electric Power Cooperative, Revenue Bonds
Series A
3.625%, due 7/15/39	1,500,000	1,409,525
Intermountain Power Agency, Revenue Bonds
Series A
5.00%, due 7/1/35	1,185,000	1,301,233
Series A
5.00%, due 7/1/37	1,000,000	1,098,365
Series A
5.00%, due 7/1/42	1,880,000	1,991,438
Series A
5.00%, due 7/1/43	1,740,000	1,846,300
Series A
5.25%, due 7/1/45	1,535,000	1,621,080
		9,267,941
Water & Sewer 5.0%
Central Valley Water Reclamation Facility, Sustainable Bond, Revenue Bonds
Series B, Insured: AG-CR
3.00%, due 3/1/32	1,215,000	1,219,080
Series B, Insured: AG-CR
3.00%, due 3/1/33	1,025,000	1,023,237
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Water & Sewer (continued)
City of Fairview, Water & Sewer, Revenue Bonds
4.00%, due 6/15/46	$ 725,000	$ 591,972
City of Knoxville, Water System, Revenue Bonds
Series EE
2.00%, due 3/1/29	1,000,000	963,430
City of Park City, Water, Revenue Bonds
2.125%, due 12/15/37	1,775,000	1,430,511
City of Salt Lake City, Public Utilities, Revenue Bonds
4.00%, due 2/1/37	500,000	522,754
5.00%, due 2/1/44	1,000,000	1,085,207
City of South Jordan, Water, Revenue Bonds
5.00%, due 11/1/43	1,225,000	1,326,478
Florida Governmental Utility Authority, Lehigh Utility System, Revenue Bonds
Insured: AG
5.00%, due 10/1/31	500,000	500,825
San Jacinto River Authority, Woodlands Waste Disposal System Project, Revenue Bonds
Insured: BAM
5.00%, due 10/1/30	1,000,000	1,001,118
		9,664,612
Total Long-Term Municipal Bonds (Cost $182,842,638)		186,796,273
Short-Term Municipal Notes 1.1%
Hospital 0.9%
County of Utah, IHC Health Services, Inc., Revenue Bonds
Series C
2.70%, due 5/15/51 (d)	1,500,000	1,500,000
County of Utah, Intermountain Healthcare, Inc., Revenue Bonds
Series C
3.90%, due 5/15/58 (d)	250,000	250,000
		1,750,000
	Principal Amount	Value

Water & Sewer 0.2%
Utah Water Finance Agency, Revenue Bonds
Series B-2
3.35%, due 10/1/35 (d)	$ 400,000	$ 400,000
Total Short-Term Municipal Notes (Cost $2,150,000)		2,150,000
Total Municipal Bonds (Cost $184,992,638)		188,946,273

	Shares
Short-Term Investment 1.9%
Unaffiliated Investment Company 1.9%
Dreyfus Government Cash Management - Institutional Shares, 3.94% (e)	3,575,065	3,575,065
Total Short-Term Investment (Cost $3,575,065)		3,575,065
Total Investments (Cost $188,567,703)	98.9%	192,521,338
Other Assets, Less Liabilities	1.1	2,237,910
Net Assets	100.0%	$ 194,759,248

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Interest on these securities is subject to alternative minimum tax.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of October 31, 2025.
(d)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(e)	Current yield as of October 31, 2025.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Utah Muni Fund

Futures Contracts
As of October 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(20)	December 2025	$ (2,277,485)	$ (2,309,688)	$ (32,203)

1.	As of October 31, 2025, cash in the amount of $51,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of October 31, 2025.
Abbreviation(s):
AG—Assured Guaranty Ltd.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
HUD—Housing and Urban Development
UT CSCE—Utah Charter School Credit Enhancement Program
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 186,796,273	$ —	$ 186,796,273
Short-Term Municipal Notes	—	2,150,000	—	2,150,000
Total Municipal Bonds	—	188,946,273	—	188,946,273
Short-Term Investment
Unaffiliated Investment Company	3,575,065	—	—	3,575,065
Total Investments in Securities	$ 3,575,065	$ 188,946,273	$ —	$ 192,521,338
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (32,203)	$ —	$ —	$ (32,203)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in securities, at value (identified cost $188,567,703)	$192,521,338
Cash collateral on deposit at broker for futures contracts	51,000
Receivables:
Interest	2,120,713
Fund shares sold	669,393
Variation margin on futures contracts	1,250
Other assets	18,744
Total assets	195,382,438
Liabilities
Payables:
Fund shares redeemed	399,441
Manager (See Note 3)	71,273
NYLIFE Distributors (See Note 3)	19,528
Transfer agent (See Note 3)	17,060
Professional fees	10,153
Custodian	7,761
Shareholder communication	2,277
Trustees	311
Accrued expenses	7,453
Distributions payable	87,933
Total liabilities	623,190
Net assets	$194,759,248
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$20,103
Additional paid-in-capital	217,110,892
217,130,995
Total distributable earnings (loss)	(22,371,747)
Net assets	$194,759,248
Class A
Net assets applicable to outstanding shares	$7,183,469
Shares of beneficial interest outstanding	742,851
Net asset value per share outstanding	$9.67
Maximum sales charge (3.00% of offering price)	0.30
Maximum offering price per share outstanding	$9.97
Class C
Net assets applicable to outstanding shares	$5,412,251
Shares of beneficial interest outstanding	559,350
Net asset value and offering price per share outstanding	$9.68
Class I
Net assets applicable to outstanding shares	$88,474,602
Shares of beneficial interest outstanding	9,117,614
Net asset value and offering price per share outstanding	$9.70
Class Z
Net assets applicable to outstanding shares	$93,688,926
Shares of beneficial interest outstanding	9,683,216
Net asset value per share outstanding	$9.68
Maximum sales charge (3.00% of offering price)	0.30
Maximum offering price per share outstanding	$9.98

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Utah Muni Fund

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Interest	$8,644,896
Expenses
Manager (See Note 3)	911,367
Distribution/Service—Class A (See Note 3)	11,168
Distribution/Service—Class C (See Note 3)	26,485
Distribution/Service—Class Z (See Note 3)	204,073
Transfer agent (See Note 3)	110,550
Professional fees	56,707
Registration	39,505
Custodian	27,635
Shareholder communication	11,755
Trustees	4,768
Miscellaneous	11,214
Total expenses before waiver/reimbursement	1,415,227
Expense waiver/reimbursement from Manager (See Note 3)	(27,475)
Net expenses	1,387,752
Net investment income (loss)	7,257,144
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(3,424,596)
Futures transactions	(228,514)
Net realized gain (loss)	(3,653,110)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	4,639,070
Futures contracts	(32,203)
Net change in unrealized appreciation (depreciation)	4,606,867
Net realized and unrealized gain (loss)	953,757
Net increase (decrease) in net assets resulting from operations	$8,210,901
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Statements of Changes in Net Assets
for the year ended October 31, 2025, the period April 1, 2024 through October 31, 2024 and the year ended March 31, 2024
	Year ended October 31, 2025	Period April 1, 2024 through October 31, 2024(a)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$7,257,144	$3,998,882	$7,068,564
Net realized gain (loss)	(3,653,110)	(6,450,334)	(4,172,166)
Net change in unrealized appreciation (depreciation)	4,606,867	4,831,673	1,799,250
Net increase (decrease) in net assets resulting from operations	8,210,901	2,380,221	4,695,648
Distributions to shareholders:
Class A	(158,316)	(4,109)	—
Class C	(171,916)	(74,529)	(114,079)
Class F	—	(28,242)	(129,150)
Class I	(3,428,931)	(2,139,556)(b)	(3,231,350)
Class Z	(3,638,722)	(2,078,387)	(3,593,528)
Total distributions to shareholders	(7,397,885)	(4,324,823)	(7,068,107)
Capital share transactions:
Net proceeds from sales of shares	34,877,242	24,431,670	43,669,425
Net asset value of shares issued to shareholders in reinvestment of distributions	6,366,373	3,787,890	6,086,419
Cost of shares redeemed	(83,811,757)	(70,901,845)	(98,071,503)
Increase (decrease) in net assets derived from capital share transactions	(42,568,142)	(42,682,285)	(48,315,659)
Net increase (decrease) in net assets	(41,755,126)	(44,626,887)	(50,688,118)
	Year ended October 31, 2025	Period April 1, 2024 through October 31, 2024(a)	Year ended March 31, 2024
Net Assets
Beginning of period	$236,514,374	$281,141,261	$331,829,379
End of period	$194,759,248	$236,514,374	$281,141,261

(a)	The Fund changed its fiscal year end from March 31 to October 31.
(b)	Upon completion of the reorganization, Class I shares of the Fund assumed the performance, financial and other information of the Class Y shares of the Predecessor Fund (as defined later).

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Utah Muni Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,	July 22, 2024^ through October 31,
Class A	2025	2024
Net asset value at beginning of period	$9.61	$9.65
Net investment income (loss) (a)	0.33	0.07
Net realized and unrealized gain (loss)	0.07	(0.02)
Total from investment operations	0.40	0.05
Less distributions:
From net investment income	(0.34)	(0.09)
Net asset value at end of period	$9.67	$9.61
Total investment return (b)	4.25%	0.51%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.52%	2.77%††
Net expenses (c)	0.80%	0.80%††
Expenses (before waiver/reimbursement) (c)	0.83%	0.85%††
Portfolio turnover rate (d)	74%	34%
Net assets at end of period (in 000’s)	$7,183	$1,910

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

	Year Ended October 31,	April 1, 2024 through October 31,	Year Ended March 31,
Class C	2025	2024#(a)	2024	2023	2022	2021
Net asset value at beginning of period	$9.61	$9.69	$9.73	$9.94	$10.60	$10.49
Net investment income (loss) (b)	0.30	0.11	0.14	0.12	0.10	0.12
Net realized and unrealized gain (loss)	0.08	(0.06)	(0.04)	(0.20)	(0.66)	0.11
Total from investment operations	0.38	0.05	0.10	(0.08)	(0.56)	0.23
Less distributions:
From net investment income	(0.31)	(0.13)	(0.14)	(0.13)	(0.10)	(0.12)
Net asset value at end of period	$9.68	$9.61	$9.69	$9.73	$9.94	$10.60
Total investment return	4.05%(c)	0.49%(c)	1.05%	(0.78)%	(5.35)%	2.21%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.18%	2.01%††	1.45%	1.26%	0.93%	1.14%
Net expenses	1.10%(d)	1.48%††(d)	1.70%	1.67%	1.62%	1.65%
Expenses (before waiver/reimbursement)	1.13%(d)	1.54%††(d)	1.72%	1.69%	1.64%	1.67%
Portfolio turnover rate	74%(e)	34%(e)	11%	12%	19%	6%
Net assets at end of period (in 000's)	$5,412	$5,553	$6,265	$9,886	$16,332	$27,208

#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Financial Highlights selected per share data and ratios
	Year Ended October 31,	April 1, 2024 through October 31,	Year Ended March 31,
Class I	2025	2024#(a)	2024	2023	2022	2021
Net asset value at beginning of period	$9.64	$9.71	$9.75	$9.97	$10.63	$10.52
Net investment income (loss) (b)	0.35	0.16	0.24	0.22	0.20	0.23
Net realized and unrealized gain (loss)	0.07	(0.05)	(0.04)	(0.21)	(0.66)	0.11
Total from investment operations	0.42	0.11	0.20	0.01	(0.46)	0.34
Less distributions:
From net investment income	(0.36)	(0.18)	(0.24)	(0.23)	(0.20)	(0.23)
Net asset value at end of period	$9.70	$9.64	$9.71	$9.75	$9.97	$10.63
Total investment return	4.50%(c)	1.05%(c)	2.07%	0.12%	(4.38)%	3.23%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.71%	2.79%††	2.46%	2.27%	1.93%	2.14%
Net expenses	0.55%(d)	0.69%††(d)	0.71%	0.67%	0.62%	0.65%
Expenses (before waiver/reimbursement)	0.58%(d)	0.75%††(d)	0.73%	0.69%	0.64%	0.67%
Portfolio turnover rate	74%(e)	34%(e)	11%	12%	19%	6%
Net assets at end of period (in 000's)	$88,475	$112,925	$126,760	$136,585	$186,090	$194,855

#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay Utah Muni Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,	April 1, 2024 through October 31,	Year Ended March 31,
Class Z	2025	2024#(a)	2024	2023	2022	2021
Net asset value at beginning of period	$9.61	$9.68	$9.73	$9.94	$10.60	$10.50
Net investment income (loss) (b)	0.33	0.14	0.22	0.20	0.18	0.21
Net realized and unrealized gain (loss)	0.08	(0.04)	(0.05)	(0.20)	(0.66)	0.10
Total from investment operations	0.41	0.10	0.17	—	(0.48)	0.31
Less distributions:
From net investment income	(0.34)	(0.17)	(0.22)	(0.21)	(0.18)	(0.21)
Net asset value at end of period	$9.68	$9.61	$9.68	$9.73	$9.94	$10.60
Total investment return	4.38%(c)	0.91%(c)	1.76%	0.01%	(4.58)%	2.93%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.50%	2.54%††	2.25%	2.07%	1.73%	1.94%
Net expenses	0.78%(d)	0.94%†† (d)(e)	0.91%	0.87%	0.82%	0.85%
Expenses (before waiver/reimbursement)	0.78%(d)	0.96%††(d)	0.93%	0.89%	0.84%	0.87%
Portfolio turnover rate	74%(f)	34%(f)	11%	12%	19%	6%
Net assets at end of period (in 000's)	$93,689	$116,127	$144,320	$178,489	$223,563	$252,020

#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	Expense waiver/reimbursement less than 0.01%.
(f)	The portfolio turnover rate includes variable rate demand notes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay Utah Muni Fund (the "Fund"), a “non-diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The Fund is successor to the Aquila Tax-Free Fund For Utah (the “Predecessor Fund"), which was a series of a different registered investment company for which Aquila Investment Management LLC ("Aquila"), served as the investment advisor. The financial statements of the Fund reflect the historical results of corresponding shares of the Predecessor Fund through its reorganization effective as of the close of business on July 19, 2024. Upon completion of the reorganization, the Class Z and Class C shares of the Fund assumed the performance, financial and other information of the Class A and Class C shares, respectively, of the Predecessor Fund. Class I shares of the Fund assumed the performance, financial and other information of the Class Y shares of the Predecessor Fund. All information provided for periods prior to the close of business on July 19, 2024, refers to the Predecessor Fund.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	July 22, 2024
Class C	May 21, 1996
Class I	May 21, 1996
Class Z	July 24, 1992
Class A shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C shares convert to Class A shares at the end of the calendar quarter eight years after the date they were purchased. Class Z shares are generally only available to existing holders of Class Z shares of the Fund. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Class Z shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income exempt from federal and Utah income taxes.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation

16	NYLI MacKay Utah Muni Fund

methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2025, there were no material changes to the fair value methodologies.
17

Notes to Financial Statements (continued)
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and pays distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of

18	NYLI MacKay Utah Muni Fund

shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse in an adverse economic environment. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
The Fund maintains exposures to the Commonwealth of Puerto Rico ("Puerto Rico") as of October 31, 2025, that represent 1.23% of the Fund’s net assets, of which none are insured. Certain issuers in which the Fund may invest have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to service debt.
Despite significant challenges from the Covid pandemic and 2017 Irma and Maria hurricanes, Federal Covid and Hurricane Disaster relief funding have aided Puerto Rico's economy. However, there is no guarantee that Puerto Rico will be able to continue to utilize remaining federal disaster recovery funding given labor and project management challenges. Puerto
19

Notes to Financial Statements (continued)
Rico also faces longer term declining demographic trends, which could impair the ability for the territory to service its municipal debt obligations.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(J) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage its exposure to the securities markets or to movements in interest rates and currency values.
Fair value of derivative instruments as of October 31, 2025:
Liability Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(32,203)
Total Fair Value	$(32,203)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2025:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk
Futures Transactions	$(228,514)
Total Net Realized Gain (Loss)	$(228,514)

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk
Futures Contracts	$(32,203)
Total Net Change in Unrealized Appreciation (Depreciation)	$(32,203)

Average Notional Amount	Total
Futures Contracts Short (a)	$(4,579,404)

(a)	Positions were open for eight months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.45% of the Fund's average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 0.80%, Class C, 1.10%, Class I, 0.55% and Class Z, 0.90%. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2025, New York Life Investments earned fees from the Fund in the amount of $911,367 and waived fees and/or reimbursed certain class specific expenses in the amount of $27,475 and paid the Subadvisor fees in the amount of $441,961.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger

20	NYLI MacKay Utah Muni Fund

accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A Plan, the Distributor receives a monthly fee from the Class A shares at an annual rate of 0.25% of the average daily net assets of the Class A shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 0.50%. Pursuant to the Class Z Plan, the Distributor receives a monthly fee from the Class Z shares at an annual rate of 0.20% of the average daily net assets of the Class Z shares for distribution and/or service activities as designated by the Distributor. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A shares during the year ended October 31, 2025, were $302.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Class C and Class Z shares during the year ended October 31, 2025, of $5,900, $567 and $8,502, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$2,354	$—
Class C	5,606	—
Class I	48,275	—
Class Z	54,315	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class A	$26,103	0.4%
Note 4-Federal Income Tax
As of October 31, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$188,567,703	$4,290,802	$(337,167)	$3,953,635
As of October 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Undistributed Tax Exempt Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$—	$147,774	$(25,859,726)	$(613,430)	$3,953,635	$(22,371,747)
21

Notes to Financial Statements (continued)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to mark to market of futures contracts. The other temporary difference are primarily due to dividends payable.
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $25,859,726, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$7,439	$18,421
During the year ended October 31, 2025 and the period April 1, 2024 through October 31, 2024 and the year ended March 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024(a)	2024
Distributions paid from:
Ordinary Income	$422,015	$94,692	$199,003
Exempt Interest Dividends	6,975,870	4,230,131	6,869,104
Total	$7,397,885	$4,324,823	$7,068,107

(a)	The Fund changed its fiscal year end from March 31 to October 31.
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. During the year ended October 31, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2025, purchases and sales of securities, other than short-term securities, were $147,023 and $184,462, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the year ended October 31, 2025, period April 1, 2024 through October 31, 2024, and year ended March 31, 2024, were as follows:
Class A	Shares	Amount
Year ended October 31, 2025:
Shares sold	655,104	$6,296,605
Shares issued to shareholders in reinvestment of distributions	11,236	106,966
Shares redeemed	(124,613)	(1,184,461)
Net increase (decrease) in shares outstanding before conversion	541,727	5,219,110
Shares converted into Class A (See Note 1)	2,321	22,471
Net increase (decrease)	544,048	$5,241,581
Period ended October 31, 2024:(a)
Shares sold	260,657	$2,526,542
Shares issued to shareholders in reinvestment of distributions	309	2,978
Shares redeemed	(62,278)	(606,654)
Net increase (decrease) in shares outstanding before conversion	198,688	1,922,866
Shares converted into Class A (See Note 1)	115	1,125
Net increase (decrease)	198,803	$1,923,991

22	NYLI MacKay Utah Muni Fund

Class C	Shares	Amount
Year ended October 31, 2025:
Shares sold	112,450	$1,065,987
Shares issued to shareholders in reinvestment of distributions	15,484	147,613
Shares redeemed	(146,337)	(1,386,720)
Net increase (decrease)	(18,403)	$(173,120)
Period ended October 31, 2024:(b)
Shares sold	73,484	$710,667
Shares issued to shareholders in reinvestment of distributions	7,057	68,067
Shares redeemed	(149,457)	(1,441,575)
Net increase (decrease) in shares outstanding before conversion	(68,916)	(662,841)
Shares converted from Class C (See Note 1)	(115)	(1,125)
Net increase (decrease)	(69,031)	$(663,966)
Year ended March 31, 2024:
Shares sold	53,990	$516,800
Shares issued to shareholders in reinvestment of distributions	11,457	109,676
Shares redeemed	(434,940)	(4,163,545)
Net increase (decrease)	(369,493)	$(3,537,069)

Class F	Shares	Amount
Period ended October 31, 2024:(b)
Shares sold	56,587	$547,662
Shares issued to shareholders in reinvestment of distributions	2,926	28,242
Shares redeemed	(66,170)	(640,944)
Net increase (decrease) in shares outstanding before conversion	(6,657)	(65,040)
Shares converted from Class F (See Note 1)(c)	(382,550)	(3,719,763)
Net increase (decrease)	(389,207)	$(3,784,803)
Year ended March 31, 2024:
Shares sold	175,544	$1,699,575
Shares issued to shareholders in reinvestment of distributions	13,420	129,150
Shares redeemed	(501,646)	(4,833,506)
Net increase (decrease)	(312,682)	$(3,004,781)

Class I	Shares	Amount
Year ended October 31, 2025:
Shares sold	2,618,507	$25,064,431
Shares issued to shareholders in reinvestment of distributions	303,405	2,900,786
Shares redeemed	(5,580,071)	(53,350,783)
Net increase (decrease) in shares outstanding before conversion	(2,658,159)	(25,385,566)
Shares converted into Class I (See Note 1)	62,351	598,123
Shares converted from Class I (See Note 1)	(2,312)	(22,471)
Net increase (decrease)	(2,598,120)	$(24,809,914)
Period ended October 31, 2024:(b)(d)
Shares sold	1,877,276	$18,162,911
Shares issued to shareholders in reinvestment of distributions	193,352	1,869,393
Shares redeemed	(3,847,206)	(37,296,685)
Net increase (decrease) in shares outstanding before conversion	(1,776,578)	(17,264,381)
Shares converted into Class I (See Note 1)(c)	442,468	4,288,760
Net increase (decrease)	(1,334,110)	$(12,975,621)
Year ended March 31, 2024:
Shares sold	3,101,181	$29,915,243
Shares issued to shareholders in reinvestment of distributions	286,077	2,746,198
Shares redeemed	(4,339,538)	(41,686,051)
Net increase (decrease)	(952,280)	$(9,024,610)

23

Notes to Financial Statements (continued)
Class Z	Shares	Amount
Year ended October 31, 2025:
Shares sold	259,586	$2,450,219
Shares issued to shareholders in reinvestment of distributions	336,775	3,211,008
Shares redeemed	(2,933,584)	(27,889,793)
Net increase (decrease) in shares outstanding before conversion	(2,337,223)	(22,228,566)
Shares converted from Class Z (See Note 1)	(62,542)	(598,123)
Net increase (decrease)	(2,399,765)	$(22,826,689)
Period ended October 31, 2024:(b)(e)
Shares sold	257,890	$2,483,888
Shares issued to shareholders in reinvestment of distributions	188,814	1,819,210
Shares redeemed	(3,207,698)	(30,915,987)
Net increase (decrease) in shares outstanding before conversion	(2,760,994)	(26,612,889)
Shares converted from Class Z (See Note 1)	(58,466)	(568,997)
Net increase (decrease)	(2,819,460)	$(27,181,886)
Year ended March 31, 2024:
Shares sold	1,202,497	$11,537,807
Shares issued to shareholders in reinvestment of distributions	323,919	3,101,395
Shares redeemed	(4,972,102)	(47,388,401)
Net increase (decrease)	(3,445,686)	$(32,749,199)

(a)	The inception date of the class was July 22, 2024.
(b)	The Fund changed its fiscal year end from March 31 to October 31.
(c)	Class F shares of the Predecessor Fund converted to Class I shares of the Fund effective at the close of business on July 19, 2024.
(d)	Class Y shares of the Predecessor Fund converted to Class I shares of the Fund effective at the close of business on July 19, 2024.
(e)	Class A shares of the Predecessor Fund converted to Class Z shares of the Fund effective at the close of business on July 19, 2024.
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted.
Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

24	NYLI MacKay Utah Muni Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI MacKay Utah Muni Fund (the Fund), one of the funds constituting New York Life Investments Funds Trust, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for the year then ended and the period April 1, 2024 through October 31, 2024, and the related notes (collectively, the financial statements) and the financial highlights for the year then ended and the period ended October 31, 2024. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period April 1, 2024 through October 31, 2024, and the financial highlights for the year then ended and the period ended October 31. 2024, in conformity with U.S. generally accepted accounting principles.
The statement of changes in net assets for the year ended March 31, 2024, and the financial highlights for each of the years in the four-year period ended March 31, 2024 were audited by another independent registered public accountant whose report, dated May 30, 2024, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, transfer agent, and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 19, 2025
25

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For Federal individual income tax purposes, the Fund designated 94.3% of the ordinary income dividends paid during its fiscal year ended October 31, 2025 as attributable to interest income from Tax Exempt Municipal Bonds. Such dividends are currently exempt from Federal income taxes under Section 103(a) of the Internal Revenue Code.
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2025.
26	NYLI MacKay Utah Muni Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
27

NYLI MacKay Oregon Muni Fund

Annual Report - Financial Statements and Other Information
October 31, 2025

Portfolio of Investments October 31, 2025†^
	Principal Amount	Value
Municipal Bonds 97.5%
Long-Term Municipal Bonds 96.4%
Education 0.4%
Oregon State Facilities Authority, Reed Institute Project, Revenue Bonds
Series A
4.00%, due 7/1/31	$ 1,135,000	$ 1,159,808
General 2.0%
Commonwealth of Puerto Rico
(zero coupon), due 11/1/51	2,019,242	1,365,512
Tri-County Metropolitan Transportation District of Oregon, Payroll Tax, Revenue Bonds, Senior Lien
Series A
5.00%, due 9/1/30	3,975,000	4,051,342
		5,416,854
General Obligation 49.9%
Bend Metropolitan Park & Recreation District, Unlimited General Obligation
4.00%, due 6/1/27	1,430,000	1,430,652
Benton & Linn Counties Consolidated School District No. 509J & 509A, Corvallis, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
5.00%, due 6/15/31	2,000,000	2,115,572
Series A, Insured: School Bond Guaranty
5.00%, due 6/15/32	1,615,000	1,706,937
Blue Mountain Community College District, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 6/15/27	970,000	970,563
Chicago Board of Education, Dedicated Capital Improvement, Unlimited General Obligation
Series A
7.00%, due 12/1/44	500,000	501,278
City of Bend, Limited General Obligation
5.00%, due 6/1/38	2,545,000	2,929,371
City of Redmond, Airport Expansion Projects, Limited General Obligation (a)
Series A
5.00%, due 6/1/34	550,000	611,672
Series A
5.00%, due 6/1/35	500,000	555,554
	Principal Amount	Value

General Obligation (continued)
City of Redmond, Airport Expansion Projects, Limited General Obligation (a) (continued)
Series A
5.00%, due 6/1/38	$ 1,220,000	$ 1,320,296
Series A
5.25%, due 6/1/43	1,075,000	1,139,977
Series A
5.25%, due 6/1/45	1,750,000	1,837,627
Clackamas Community College District, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/42	1,500,000	1,654,662
Clackamas County School District No. 12, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/32	1,100,000	1,166,340
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/37	2,000,000	2,053,397
Clackamas County School District No. 12, North Clackamas, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/41	645,000	327,671
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/41	5,355,000	2,556,296
Clatsop County School District No. 1C, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/32	1,215,000	1,314,136
Clatsop County School District No. 30, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/32	1,000,000	1,079,440
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	2,862,714	1,832,137
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/41	1,000,000	918,775

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
Coos County School District No. 9, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/32	$ 1,035,000	$ 1,092,845
Deschutes & Jefferson Counties School District No. 2J, Redmond, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/35	1,750,000	2,054,538
Insured: School Bond Guaranty
5.00%, due 6/15/38	1,000,000	1,139,581
Insured: School Bond Guaranty
5.00%, due 6/15/39	1,000,000	1,129,693
Insured: School Bond Guaranty
5.00%, due 6/15/40	1,000,000	1,116,719
Insured: School Bond Guaranty
5.00%, due 6/15/41	1,000,000	1,105,064
Insured: School Bond Guaranty
5.00%, due 6/15/42	1,000,000	1,093,795
Deschutes County Administrative School District No. 1, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 6/15/29	1,000,000	1,002,945
Insured: School Bond Guaranty
4.00%, due 6/15/45	3,790,000	3,711,840
Hillsboro School District No. 1J, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/34	2,000,000	2,064,893
Jackson County School District No. 5, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/33	1,620,000	1,744,961
Insured: School Bond Guaranty
5.00%, due 6/15/42	5,720,000	5,972,265
Linn & Benton Counties School District No. 8J, Greater Albany, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/32	2,035,000	2,104,947
Linn Benton Community College District, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/1/27	1,520,000	1,521,395
	Principal Amount	Value

General Obligation (continued)
Marion & Linn Counties School District No. 29J, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/32	$ 1,160,000	$ 1,296,877
Marion County School District No. 1, Gervais, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/42	1,250,000	1,369,744
Metro, Unlimited General Obligation
Series A
4.00%, due 6/1/26	1,305,000	1,305,732
Series A
4.00%, due 6/1/33	2,390,000	2,530,457
5.00%, due 6/1/31	2,050,000	2,325,114
5.00%, due 6/1/35	3,025,000	3,606,776
Mount Hood Community College District, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/38	1,000,000	1,137,813
Insured: School Bond Guaranty
5.00%, due 6/15/39	1,000,000	1,126,198
Insured: School Bond Guaranty
5.00%, due 6/15/40	1,000,000	1,112,412
Insured: School Bond Guaranty
5.00%, due 6/15/43	1,000,000	1,079,396
Multnomah & Clackamas Counties School District No. 10JT, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
5.00%, due 6/15/29	2,500,000	2,593,174
Multnomah County School District No. 1J, Portland Public Schools, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 6/15/37	1,735,000	1,624,524
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/26	2,970,000	2,982,443
Insured: School Bond Guaranty
5.00%, due 6/15/37	1,000,000	1,131,237
Multnomah County School District No. 7, Reynolds, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/30	1,000,000	1,103,505
Insured: School Bond Guaranty
5.00%, due 6/15/32	1,000,000	1,141,748

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Oregon Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
Multnomah County School District No. 7, Reynolds, Unlimited General Obligation (continued)
Insured: School Bond Guaranty
5.00%, due 6/15/33	$ 1,000,000	$ 1,157,797
Insured: School Bond Guaranty
5.00%, due 6/15/34	1,000,000	1,168,997
Insured: School Bond Guaranty
5.00%, due 6/15/35	1,000,000	1,175,856
Insured: School Bond Guaranty
5.00%, due 6/15/36	1,000,000	1,158,714
Nehalem Bay Health District, Unlimited General Obligation
Series A
5.00%, due 6/15/44	2,655,000	2,800,356
Northwest Regional Education Service District, Unlimited General Obligation
5.00%, due 6/1/34	500,000	569,049
Oregon City School District No. 62, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/27	210,000	200,646
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/28	200,000	185,798
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/29	225,000	203,067
Pacific Communities Health District, Unlimited General Obligation
5.00%, due 6/1/29	1,945,000	1,969,141
5.00%, due 6/1/30	2,060,000	2,085,212
Polk Marion & Benton Counties School District No. 13J, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 2/1/28	1,515,000	1,515,662
Salem-Keizer School District No. 24J, Unlimited General Obligation (b)
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/32	1,135,000	1,254,844
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/33	1,000,000	1,102,183
	Principal Amount	Value

General Obligation (continued)
State of Oregon, Article XI-Q State Projects, Limited General Obligation
Series J
5.00%, due 11/1/39	$ 1,605,000	$ 1,795,336
State of Oregon, Article XI-Q State Projects, Unlimited General Obligation
Series A
5.00%, due 5/1/33	1,370,000	1,596,148
Series A
5.00%, due 5/1/37	2,300,000	2,601,599
Series A
5.00%, due 5/1/44	3,000,000	3,108,299
State of Oregon, Articles XI-M, XI-N, XI-P State Projects, Unlimited General Obligation
Series C
5.25%, due 6/1/44	1,500,000	1,669,018
State of Oregon, Veterans Welfare, Limited General Obligation
Series I, Insured: AG-CR
2.15%, due 12/1/34	2,000,000	1,730,246
State of Oregon, Veterans Welfare, Unlimited General Obligation
Series I
6.25%, due 6/1/55	1,000,000	1,112,759
Tillamook & Yamhill Counties School District No. 101, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/31	1,275,000	1,347,352
Umatilla Hospital District No. 1, Limited General Obligation
4.75%, due 6/1/43	2,310,000	2,309,993
Washington & Clackamas Counties School District No. 23J, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/30	2,000,000	2,074,216
Washington & Clackamas Counties School District No. 23J, Tigard-Tualatin, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/39	2,800,000	3,200,169
Insured: School Bond Guaranty
5.00%, due 6/15/43	2,500,000	2,736,109
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
Washington & Clackamas Counties School District No. 23J, Tigard-Tualatin, Unlimited General Obligation (continued)
Insured: School Bond Guaranty
5.00%, due 6/15/44	$ 4,310,000	$ 4,682,334
Washington & Multnomah Counties School District No. 48J, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/38	2,000,000	1,199,145
Washington & Multnomah Counties School District No. 48J, Beaverton, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/40	4,000,000	2,144,694
Washington Clackamas & Yamhill Counties School District No. 88J, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/42	3,000,000	1,369,649
Washington Clackamas & Yamhill Counties School District No. 88J, Sherwood, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/29	2,785,000	2,888,796
Washington County School District No. 15, Forest Grove, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/41	1,000,000	1,115,354
		137,573,522
Hospital 9.3%
Medford Hospital Facilities Authority, Asante Project, Revenue Bonds
Series A, Insured: AG
4.00%, due 8/15/45	1,600,000	1,499,806
Series A
5.00%, due 8/15/33	500,000	542,320
Series A
5.00%, due 8/15/34	1,180,000	1,273,359
	Principal Amount	Value

Hospital (continued)
Oregon Health & Science University, Revenue Bonds
Series B-2
5.00%, due 7/1/46 (c)	$ 8,660,000	$ 9,578,781
Oregon State Facilities Authority, Legacy Health Project, Revenue Bonds
Series B
5.00%, due 6/1/30	2,255,000	2,446,987
Oregon State Facilities Authority, Samaritan Health Services Project, Revenue Bonds
Series A
5.00%, due 10/1/35	550,000	578,860
Series A
5.00%, due 10/1/40	2,090,000	2,144,224
Series A
5.00%, due 10/1/46	265,000	265,078
Salem Hospital Facility Authority, Salem Health Obligated Group, Revenue Bonds
Series A
5.00%, due 5/15/30	1,130,000	1,206,932
Salem Hospital Facility Authority, Salem Health Projects, Revenue Bonds
Series A
4.00%, due 5/15/41	3,000,000	2,940,972
Union County Hospital Facility Authority, Grande Ronde Hospital Project, Revenue Bonds
5.00%, due 7/1/47	1,250,000	1,258,619
Union County Hospital Facility Authority, Grande Ronde Hospital, Inc., Revenue Bonds
5.00%, due 7/1/28	135,000	140,015
5.00%, due 7/1/29	175,000	183,663
5.00%, due 7/1/30	200,000	212,037
5.00%, due 7/1/31	665,000	712,449
5.00%, due 7/1/32	500,000	540,130
		25,524,232
Other Revenue 23.1%
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series B
5.00%, due 10/1/35	2,230,000	2,324,062

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Oregon Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series C
5.25%, due 1/1/54 (c)	$ 2,650,000	$ 2,843,237
Clackamas County Housing Authority, Easton Ridge LLC, Revenue Bonds
Series A
4.00%, due 9/1/27	680,000	680,281
Energy Southeast A Cooperative District, Revenue Bonds
Series B
5.00%, due 9/1/33	1,500,000	1,560,015
FHLMC Multifamily VRD Certificates, Revenue Bonds
Series ML-27, Insured: FHLMC
4.759%, due 8/25/41	2,985,186	3,080,767
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	407,360	396,969
Kentucky Public Energy Authority, Revenue Bonds
Series B
5.00%, due 12/1/33	1,250,000	1,304,807
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/39	3,630,000	3,717,213
New Hampshire Business Finance Authority, Revenue Bonds
Series 2, Class A-1
4.216%, due 11/20/42 (c)	2,645,469	2,602,961
New York Energy Finance Development Corp., Revenue Bonds
5.00%, due 7/1/56 (c)	1,000,000	1,076,393
Oregon State Business Development Commission, Intel Corp. Project, Revenue Bonds
Series 232
3.80%, due 12/1/40 (c)	6,000,000	6,053,240
Oregon State Lottery, Revenue Bonds
Series A
5.00%, due 4/1/29	1,000,000	1,081,178
Series A
5.00%, due 4/1/33	1,000,000	1,160,906
Series A
5.25%, due 4/1/42	2,150,000	2,426,486
	Principal Amount	Value

Other Revenue (continued)
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.329%, due 7/1/40	$ 2,821,000	$ 2,738,750
Series A-1
4.50%, due 7/1/34	579,000	579,158
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-2
4.329%, due 7/1/40	1,391,000	1,350,443
Series A-1
4.55%, due 7/1/40	545,000	541,273
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series B
5.25%, due 3/1/55 (c)	1,315,000	1,417,150
State of Oregon, Housing & Community Services Department, Revenue Bonds
Series A
3.50%, due 1/1/51	2,530,000	2,519,669
Series C
3.75%, due 7/1/38	1,255,000	1,253,024
State of Oregon Housing & Community Services Department, Revenue Bonds
Series A
4.00%, due 7/1/51	4,765,000	4,800,808
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	4,000,000	4,501,644
Territory of Guam, Revenue Bonds
Series F
5.00%, due 1/1/30	1,000,000	1,067,447
Series F
5.00%, due 1/1/31	1,000,000	1,081,881
Series G
5.00%, due 1/1/32	1,850,000	2,025,273
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds
Series A
5.50%, due 1/1/54 (c)	2,650,000	2,841,811
Warm Springs Reservation Confederated Tribe, Pelton-Round Butte Project, Revenue Bonds (d)
Series B
5.00%, due 11/1/32	1,000,000	1,075,587
Series B
5.00%, due 11/1/34	1,200,000	1,282,527
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
Warm Springs Reservation Confederated Tribe, Pelton-Round Butte Project, Revenue Bonds (d) (continued)
Series B
5.00%, due 11/1/36	$ 500,000	$ 530,829
Series B
5.00%, due 11/1/39	3,410,000	3,590,613
		63,506,402
Transportation 6.4%
Port of Portland, Airport, Revenue Bonds (a)
Series 27-A
5.00%, due 7/1/35	4,290,000	4,589,705
Series 30-A
5.00%, due 7/1/36	1,000,000	1,116,343
Series 30-A
5.25%, due 7/1/44	5,000,000	5,313,072
State of Oregon, Department of Transportation, Revenue Bonds, Sub. Lien
Series A
5.00%, due 11/15/41	1,355,000	1,484,985
Tri-County Metropolitan Transportation District of Oregon, Revenue Bonds
Series A
5.00%, due 10/1/30	2,000,000	2,090,308
Series A
5.00%, due 10/1/31	3,000,000	3,131,194
		17,725,607
Water & Sewer 5.3%
City of Beaverton, Water, Revenue Bonds
5.00%, due 4/1/36	1,760,000	1,903,613
5.00%, due 4/1/37	1,850,000	1,988,648
City of Portland, Sewer System, Revenue Bonds, First Lien
Series A
2.00%, due 6/15/29	750,000	721,232
City of Portland, Sewer System, Revenue Bonds, Second Lien
Series A
5.00%, due 12/1/47	3,000,000	3,160,548
City of Portland, Water System, Revenue Bonds, Second Lien
Series A
5.00%, due 5/1/35	1,740,000	1,878,481
	Principal Amount	Value

Water & Sewer (continued)
City of Portland, Water System, Revenue Bonds, Second Lien (continued)
Series A
5.00%, due 5/1/35	$ 2,000,000	$ 2,331,973
Series A
5.00%, due 5/1/38	1,250,000	1,420,075
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series B
4.00%, due 7/1/42 (d)	1,325,000	1,210,368
		14,614,938
Total Long-Term Municipal Bonds (Cost $259,986,841)		265,521,363
Short-Term Municipal Notes 1.1%
Hospital 1.1%
Oregon State Facilities Authority, PeaceHealth Obligated Group, Revenue Bonds
Series B
3.95%, due 8/1/34 (e)	2,900,000	2,900,000
Total Short-Term Municipal Notes (Cost $2,900,000)		2,900,000
Total Municipal Bonds (Cost $262,886,841)		268,421,363

	Shares
Short-Term Investment 1.2%
Unaffiliated Investment Company 1.2%
Dreyfus Government Cash Management - Institutional Shares, 3.94% (f)	3,400,926	3,400,926
Total Short-Term Investment (Cost $3,400,926)		3,400,926
Total Investments (Cost $266,287,767)	98.7%	271,822,289
Other Assets, Less Liabilities	1.3	3,615,473
Net Assets	100.0%	$ 275,437,762

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Interest on these securities is subject to alternative minimum tax.
(b)	Step coupon—Rate shown was the rate in effect as of October 31, 2025.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Oregon Muni Fund

(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of October 31, 2025.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(f)	Current yield as of October 31, 2025.
Futures Contracts
As of October 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(65)	December 2025	$ (7,406,965)	$ (7,506,484)	$ (99,519)
U.S. Treasury Long Bonds	(35)	December 2025	(4,001,678)	(4,105,938)	(104,260)
Net Unrealized Depreciation					$ (203,779)

1.	As of October 31, 2025, cash in the amount of $295,250 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of October 31, 2025.
Abbreviation(s):
AG—Assured Guaranty Ltd.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments October 31, 2025†^ (continued)
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 265,521,363	$ —	$ 265,521,363
Short-Term Municipal Notes	—	2,900,000	—	2,900,000
Total Municipal Bonds	—	268,421,363	—	268,421,363
Short-Term Investment
Unaffiliated Investment Company	3,400,926	—	—	3,400,926
Total Investments in Securities	$ 3,400,926	$ 268,421,363	$ —	$ 271,822,289
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (203,779)	$ —	$ —	$ (203,779)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Oregon Muni Fund

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in securities, at value (identified cost $266,287,767)	$271,822,289
Cash collateral on deposit at broker for futures contracts	295,250
Receivables:
Interest	3,817,581
Fund shares sold	397,181
Variation margin on futures contracts	13,906
Other assets	21,496
Total assets	276,367,703
Liabilities
Due to custodian	1,428
Payables:
Fund shares redeemed	609,642
Manager (See Note 3)	106,061
NYLIFE Distributors (See Note 3)	23,046
Transfer agent (See Note 3)	19,432
Professional fees	12,294
Custodian	7,569
Shareholder communication	3,117
Trustees	356
Accrued expenses	2,841
Distributions payable	144,155
Total liabilities	929,941
Net assets	$275,437,762
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$26,725
Additional paid-in-capital	302,604,242
302,630,967
Total distributable earnings (loss)	(27,193,205)
Net assets	$275,437,762
Class A
Net assets applicable to outstanding shares	$3,915,748
Shares of beneficial interest outstanding	379,990
Net asset value per share outstanding	$10.30
Maximum sales charge (3.00% of offering price)	0.32
Maximum offering price per share outstanding	$10.62
Class C
Net assets applicable to outstanding shares	$1,789,859
Shares of beneficial interest outstanding	173,731
Net asset value and offering price per share outstanding	$10.30
Class I
Net assets applicable to outstanding shares	$103,099,195
Shares of beneficial interest outstanding	10,007,046
Net asset value and offering price per share outstanding	$10.30
Class Z
Net assets applicable to outstanding shares	$166,632,960
Shares of beneficial interest outstanding	16,164,466
Net asset value per share outstanding	$10.31
Maximum sales charge (3.00% of offering price)	0.32
Maximum offering price per share outstanding	$10.63

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Interest	$10,601,387
Expenses
Manager (See Note 3)	1,315,904
Distribution/Service—Class A (See Note 3)	4,398
Distribution/Service—Class C (See Note 3)	8,818
Distribution/Service—Class Z (See Note 3)	273,970
Transfer agent (See Note 3)	128,050
Professional fees	55,203
Registration	39,128
Custodian	24,747
Shareholder communication	14,495
Trustees	6,817
Miscellaneous	4,816
Total expenses before waiver/reimbursement	1,876,346
Expense waiver/reimbursement from Manager (See Note 3)	(3,582)
Net expenses	1,872,764
Net investment income (loss)	8,728,623
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(4,945,698)
Futures transactions	(110,290)
Net realized gain (loss)	(5,055,988)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	6,577,853
Futures contracts	(203,779)
Net change in unrealized appreciation (depreciation)	6,374,074
Net realized and unrealized gain (loss)	1,318,086
Net increase (decrease) in net assets resulting from operations	$10,046,709
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Oregon Muni Fund

Statements of Changes in Net Assets
for the year ended October 31, 2025, the period April 1, 2024 through October 31, 2024 and the year ended March 31, 2024
	Year ended October 31, 2025	Period April 1, 2024 through October 31, 2024(a)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$8,728,623	$5,106,813	$9,183,932
Net realized gain (loss)	(5,055,988)	(3,596,852)	(7,082,998)
Net change in unrealized appreciation (depreciation)	6,374,074	785,251	1,957,443
Net increase (decrease) in net assets resulting from operations	10,046,709	2,295,212	4,058,377
Distributions to shareholders:
Class A	(51,648)	(4,186)	—
Class C	(46,562)	(25,561)	(31,075)
Class F	—	(55,496)	(154,829)
Class I	(3,389,932)	(2,203,923)(b)	(3,681,678)
Class Z	(5,552,414)	(3,380,148)	(5,316,348)
Total distributions to shareholders	(9,040,556)	(5,669,314)	(9,183,930)
Capital share transactions:
Net proceeds from sales of shares	37,567,460	14,378,548	71,450,148
Net asset value of shares issued to shareholders in reinvestment of distributions	7,314,241	4,536,909	7,195,596
Cost of shares redeemed	(99,851,977)	(94,464,438)	(137,870,692)
Increase (decrease) in net assets derived from capital share transactions	(54,970,276)	(75,548,981)	(59,224,948)
Net increase (decrease) in net assets	(53,964,123)	(78,923,083)	(64,350,501)
	Year ended October 31, 2025	Period April 1, 2024 through October 31, 2024(a)	Year ended March 31, 2024
Net Assets
Beginning of period	$329,401,885	$408,324,968	$472,675,469
End of period	$275,437,762	$329,401,885	$408,324,968

(a)	The Fund changed its fiscal year end from March 31 to October 31.
(b)	Upon completion of the reorganization, Class I shares of the Fund assumed the performance, financial and other information of the Class Y shares of the Predecessor Fund (as defined later).

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Financial Highlights selected per share data and ratios
	Year Ended October 31,	July 22, 2024^ through October 31,
Class A	2025	2024
Net asset value at beginning of period	$10.25	$10.32
Net investment income (loss) (a)	0.30	0.07
Net realized and unrealized gain (loss)	0.05	(0.05)
Total from investment operations	0.35	0.02
Less distributions:
From net investment income	(0.30)	(0.09)
Net asset value at end of period	$10.30	$10.25
Total investment return (b)	3.47%	0.15%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.91%	2.39%††
Net expenses (c)	0.79%	0.80%††
Expenses (before waiver/reimbursement) (c)	0.79%	0.87%††
Portfolio turnover rate (d)	64%	23%
Net assets at end of period (in 000’s)	$3,916	$679

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

	Year Ended October 31,	April 1, 2024 through October 31,	Year Ended March 31,
Class C	2025	2024#(a)	2024	2023	2022	2021
Net asset value at beginning of period	$10.24	$10.34	$10.43	$10.54	$11.23	$11.12
Net investment income (loss) (b)	0.26	0.10	0.12	0.09	0.06	0.08
Net realized and unrealized gain (loss)	0.07	(0.07)	(0.09)	(0.10)	(0.69)	0.11
Total from investment operations	0.33	0.03	0.03	(0.01)	(0.63)	0.19
Less distributions:
From net investment income	(0.27)	(0.13)	(0.12)	(0.10)	(0.06)	(0.08)
Net asset value at end of period	$10.30	$10.24	$10.34	$10.43	$10.54	$11.23
Total investment return	3.27%(c)	0.20%(c)	0.31%	(0.11)%	(5.62)%	1.72%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.53%	1.70%††	1.16%	0.85%	0.56%	0.73%
Net expenses	1.10%(d)	1.42%††(d)	1.57%	1.55%	1.51%	1.56%
Expenses (before waiver/reimbursement)	1.30%(d)	1.45%††(d)	1.57%	1.55%	1.52%	1.57%
Portfolio turnover rate	64%(e)	23%(e)	22%	12%	13%	5%
Net assets at end of period (in 000's)	$1,790	$1,944	$2,456	$3,363	$7,397	$13,475

#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay Oregon Muni Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,	April 1, 2024 through October 31,	Year Ended March 31,
Class I	2025	2024#(a)	2024	2023	2022	2021
Net asset value at beginning of period	$10.24	$10.34	$10.44	$10.55	$11.24	$11.12
Net investment income (loss) (b)	0.31	0.16	0.22	0.19	0.17	0.19
Net realized and unrealized gain (loss)	0.07	(0.08)	(0.10)	(0.10)	(0.69)	0.13
Total from investment operations	0.38	0.08	0.12	0.09	(0.52)	0.32
Less distributions:
From net investment income	(0.32)	(0.18)	(0.22)	(0.20)	(0.17)	(0.20)
Net asset value at end of period	$10.30	$10.24	$10.34	$10.44	$10.55	$11.24
Total investment return	3.84%(c)	0.67%(c)	1.22%	0.90%	(4.66)%	2.83%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.08%	2.49%††	2.17%	1.87%	1.56%	1.71%
Net expenses	0.54%(d)	0.62%††(d)	0.57%	0.55%	0.51%	0.56%
Expenses (before waiver/reimbursement)	0.54%(d)	0.65%††(d)	0.57%	0.55%	0.52%	0.57%
Portfolio turnover rate	64%(e)	23%(e)	22%	12%	13%	5%
Net assets at end of period (in 000's)	$103,099	$121,799	$161,447	$168,995	$238,353	$281,294

#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Financial Highlights selected per share data and ratios
	Year Ended October 31,	April 1, 2024 through October 31,	Year Ended March 31,
Class Z	2025	2024#(a)	2024	2023	2022	2021
Net asset value at beginning of period	$10.25	$10.35	$10.45	$10.55	$11.25	$11.13
Net investment income (loss) (b)	0.30	0.14	0.21	0.18	0.16	0.18
Net realized and unrealized gain (loss)	0.07	(0.07)	(0.10)	(0.10)	(0.70)	0.12
Total from investment operations	0.37	0.07	0.11	0.08	(0.54)	0.30
Less distributions:
From net investment income	(0.31)	(0.17)	(0.21)	(0.18)	(0.16)	(0.18)
Net asset value at end of period	$10.31	$10.25	$10.35	$10.45	$10.55	$11.25
Total investment return	3.68%(c)	0.58%(c)	1.07%	0.84%	(4.89)%	2.68%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.93%	2.35%††	2.02%	1.72%	1.41%	1.57%
Net expenses	0.69%(d)	0.77%††(d)	0.72%	0.70%	0.66%	0.71%
Expenses (before waiver/reimbursement)	0.69%(d)	0.80%††(d)	0.72%	0.70%	0.67%	0.72%
Portfolio turnover rate	64%(e)	23%(e)	22%	12%	13%	5%
Net assets at end of period (in 000's)	$166,633	$204,980	$236,625	$294,172	$340,901	$379,288

#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The portfolio turnover rate includes variable rate demand notes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay Oregon Muni Fund

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay Oregon Muni Fund (the "Fund"), a “non-diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The Fund is successor to the Aquila Tax-Free Trust of Oregon Fund (the “Predecessor Fund"), which was a series of a different registered investment company for which Aquila Investment Management LLC ("Aquila"), served as the investment advisor. The financial statements of the Fund reflect the historical results of corresponding shares of the Predecessor Fund through its reorganization effective as of the close of business on July 19, 2024. Upon completion of the reorganization, the Class Z and Class C shares of the Fund assumed the performance, financial and other information of the Class A and Class C shares, respectively, of the Predecessor Fund. Class I shares of the Fund assumed the performance, financial and other information of the Class Y shares of the Predecessor Fund. All information provided for periods prior to the close of business on July 19, 2024, refers to the Predecessor Fund.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	July 22, 2024
Class C	April 5, 1996
Class I	April 5, 1996
Class Z	June 1, 1986
Class A shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C shares convert to Class A shares at the end of the calendar quarter eight years after the date they were purchased. Class Z shares are generally only available to existing holders of Class Z shares of the Fund. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Class Z shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income exempt from federal and Oregon income taxes.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation

17

Notes to Financial Statements (continued)
methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2025, there were no material changes to the fair value methodologies.

18	NYLI MacKay Oregon Muni Fund

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and pays distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of
19

Notes to Financial Statements (continued)
shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse in an adverse economic environment. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
The Fund maintains exposures to the Commonwealth of Puerto Rico ("Puerto Rico") as of October 31, 2025, that represent 4.00% of the Fund’s net assets, of which none are insured. Certain issuers in which the Fund may invest have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to service debt.
Despite significant challenges from the Covid pandemic and 2017 Irma and Maria hurricanes, Federal Covid and Hurricane Disaster relief funding have aided Puerto Rico's economy. However, there is no guarantee that Puerto Rico will be able to continue to utilize remaining federal disaster recovery funding given labor and project management challenges. Puerto

20	NYLI MacKay Oregon Muni Fund

Rico also faces longer term declining demographic trends, which could impair the ability for the territory to service its municipal debt obligations.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(J) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage its exposure to the securities markets or to movements in interest rates and currency values.
Fair value of derivative instruments as of October 31, 2025:
Liability Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts	$(203,779)
Total Fair Value	$(203,779)
The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2025:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk
Futures Transactions	$(110,290)
Total Net Realized Gain (Loss)	$(110,290)

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk
Futures Contracts	$(203,779)
Total Net Change in Unrealized Appreciation (Depreciation)	$(203,779)

Average Notional Amount	Total
Futures Contracts Short (a)	$(10,654,911)

(a)	Positions were open seven months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.45% of the Fund's average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 0.80%, Class C, 1.10%, Class I, 0.55% and Class Z, 0.71%. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2025, New York Life Investments earned fees from the Fund in the amount of $1,315,904 and waived fees and/or reimbursed certain class specific expenses in the amount of $3,582 and paid the Subadvisor fees in the amount of $656,179.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger
21

Notes to Financial Statements (continued)
accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A Plan, the Distributor receives a monthly fee from the Class A shares at an annual rate of 0.25% of the average daily net assets of the Class A shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 0.50%. Pursuant to the Class Z Plan, the Distributor receives a monthly fee from the Class Z shares at an annual rate of 0.15% of the average daily net assets of the Class Z shares for distribution and/or service activities as designated by the Distributor. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.   The Fund was advised that the Distributor retained CDSCs on redemptions of Class C and Class Z shares during the year ended October 31, 2025, of $67 and $2,698, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$748	$—
Class C	5,341	—
Class I	44,798	—
Class Z	77,163	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class A	$25,843	0.7%
Note 4-Federal Income Tax
As of October 31, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$266,287,767	$5,986,657	$(452,135)	$5,534,522
As of October 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$—	$(31,993,594)	$(734,132)	$5,534,521	$(27,193,205)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to mark to market of futures contracts. The other temporary difference are primarily due to dividends payable.

22	NYLI MacKay Oregon Muni Fund

The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of October 31, 2025 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$125,991	$(125,991)
The reclassifications for the Fund are primarily due to distributions in excess of income.
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $31,993,594, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$8,629	$23,365
During the year ended October 31, 2025 and the period April 1, 2024 through October 31, 2024 and the year ended March 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024(a)
Distributions paid from:
Ordinary Income	$278,652	$14,412
Exempt Interest Dividends	8,761,904	5,654,902
Total	$9,040,556	$5,669,314

(a)	The Fund changed its fiscal year end from March 31 to October 31.
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. During the year ended October 31, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2025, purchases and sales of securities, other than short-term securities, were $183,029 and $231,034, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the year ended October 31, 2025, period April 1, 2024 through October 31, 2024, and year ended March 31, 2024, were as follows:
Class A	Shares	Amount
Year ended October 31, 2025:
Shares sold	330,691	$3,330,464
Shares issued to shareholders in reinvestment of distributions	5,082	51,593
Shares redeemed	(22,170)	(225,952)
Net increase (decrease) in shares outstanding before conversion	313,603	3,156,105
Shares converted into Class A (See Note 1)	97	973
Net increase (decrease)	313,700	$3,157,078
Period ended October 31, 2024:(a)
Shares sold	65,895	$680,967
Shares issued to shareholders in reinvestment of distributions	405	4,186
Shares redeemed	(10)	(105)
Net increase (decrease)	66,290	$685,048

23

Notes to Financial Statements (continued)
Class C	Shares	Amount
Year ended October 31, 2025:
Shares sold	24,547	$248,559
Shares issued to shareholders in reinvestment of distributions	4,573	46,468
Shares redeemed	(45,180)	(460,239)
Net increase (decrease)	(16,060)	$(165,212)
Period ended October 31, 2024:(b)
Shares sold	5,409	$55,683
Shares issued to shareholders in reinvestment of distributions	2,479	25,511
Shares redeemed	(55,582)	(573,619)
Net increase (decrease)	(47,694)	$(492,425)
Year ended March 31, 2024:
Shares sold	60,380	$626,551
Shares issued to shareholders in reinvestment of distributions	2,938	30,160
Shares redeemed	(148,100)	(1,510,841)
Net increase (decrease)	(84,782)	$(854,130)

Class F	Shares	Amount
Year ended October 31, 2024:(b)
Shares sold	43,391	$443,985
Shares issued to shareholders in reinvestment of distributions	5,427	55,496
Shares redeemed	(136,460)	(1,397,999)
Net increase (decrease) in shares outstanding before conversion	(87,642)	(898,518)
Shares converted from Class F (See Note 1)(c)	(667,275)	(6,874,400)
Net increase (decrease)	(754,917)	$(7,772,918)
Year ended March 31, 2024:
Shares sold	301,323	$3,103,194
Shares issued to shareholders in reinvestment of distributions	15,079	154,831
Shares redeemed	(150,656)	(1,544,896)
Net increase (decrease)	165,746	$1,713,129

Class I	Shares	Amount
Year ended October 31, 2025:
Shares sold	3,263,268	$33,110,534
Shares issued to shareholders in reinvestment of distributions	211,210	2,146,349
Shares redeemed	(5,414,426)	(54,927,027)
Net increase (decrease) in shares outstanding before conversion	(1,939,948)	(19,670,144)
Shares converted into Class I (See Note 1)	57,745	576,094
Net increase (decrease)	(1,882,203)	$(19,094,050)
Period ended October 31, 2024:(b)(d)
Shares sold	1,167,568	$12,038,580
Shares issued to shareholders in reinvestment of distributions	131,845	1,356,391
Shares redeemed	(5,708,498)	(58,838,410)
Net increase (decrease) in shares outstanding before conversion	(4,409,085)	(45,443,439)
Shares converted into Class I (See Note 1)(c)	686,370	7,080,334
Net increase (decrease)	(3,722,715)	$(38,363,105)
Year ended March 31, 2024:
Shares sold	5,710,588	$58,649,721
Shares issued to shareholders in reinvestment of distributions	209,161	2,148,865
Shares redeemed	(6,492,910)	(66,543,483)
Net increase (decrease)	(573,161)	$(5,744,897)

24	NYLI MacKay Oregon Muni Fund

Class Z	Shares	Amount
Year ended October 31, 2025:
Shares sold	86,276	$877,903
Shares issued to shareholders in reinvestment of distributions	498,809	5,069,831
Shares redeemed	(4,359,880)	(44,238,759)
Net increase (decrease) in shares outstanding before conversion	(3,774,795)	(38,291,025)
Shares converted from Class Z (See Note 1)	(57,784)	(577,067)
Net increase (decrease)	(3,832,579)	$(38,868,092)
Period ended October 31, 2024:(b)(e)
Shares sold	112,609	$1,159,333
Shares issued to shareholders in reinvestment of distributions	300,697	3,095,325
Shares redeemed	(3,267,598)	(33,654,305)
Net increase (decrease) in shares outstanding before conversion	(2,854,292)	(29,399,647)
Shares converted from Class Z (See Note 1)	(19,878)	(205,934)
Net increase (decrease)	(2,874,170)	$(29,605,581)
Year ended March 31, 2024:
Shares sold	881,973	$9,070,682
Shares issued to shareholders in reinvestment of distributions	472,887	4,861,740
Shares redeemed	(6,643,717)	(68,271,472)
Net increase (decrease)	(5,288,857)	$(54,339,050)

(a)	The inception date of the class was July 22, 2024.
(b)	The Fund changed its fiscal year end from March 31 to October 31.
(c)	Class F shares of the Predecessor Fund converted to Class I shares of the Fund effective at the close of business on July 19, 2024.
(d)	Class Y shares of the Predecessor Fund converted to Class I shares of the Fund effective at the close of business on July 19, 2024.
(e)	Class A shares of the Predecessor Fund converted to Class Z shares of the Fund effective at the close of business on July 19, 2024.
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted.
Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
25

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI MacKay Oregon Muni Fund (the Fund), one of the funds constituting New York Life Investments Funds Trust, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for the year then ended and the period April 1, 2024 through October 31, 2024, and the related notes (collectively, the financial statements) and the financial highlights for the year then ended and the period ended October 31, 2024. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period April 1, 2024 through October 31, 2024, and the financial highlights for the year then ended and the period ended October 31, 2024, in conformity with U.S. generally accepted accounting principles.
The statement of changes in net assets for the year ended March 31, 2024, and the financial highlights for each of the years in the four-year period ended March 31, 2024 were audited by another independent registered public accountant whose report, dated May 30, 2024, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, transfer agent, and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 19, 2025
26	NYLI MacKay Oregon Muni Fund

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For Federal individual income tax purposes, the Fund designated 96.9% of the ordinary income dividends paid during its fiscal year ended October 31, 2025 as attributable to interest income from Tax Exempt Municipal Bonds. Such dividends are currently exempt from Federal income taxes under Section 103(a) of the Internal Revenue Code.
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2025.
27

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
28

NYLI MacKay Colorado Muni Fund

Annual Report - Financial Statements and Other Information
October 31, 2025

Portfolio of Investments October 31, 2025†^
	Principal Amount	Value
Municipal Bonds 97.3%
Long-Term Municipal Bonds 96.2%
Certificate of Participation/Lease 13.1%
Adams & Arapahoe Counties Joint School District 28J, Aurora
Insured: BAM
5.00%, due 12/1/34	$ 300,000	$ 342,031
Insured: BAM
5.25%, due 12/1/43	650,000	702,376
Adams County School District No. 1
Insured: BAM
5.00%, due 12/1/36	1,000,000	1,117,161
City of Boulder
5.00%, due 11/1/42	1,445,000	1,578,696
City of Fort Lupton
5.00%, due 12/1/33	500,000	544,983
Colorado Higher Education
Series A
5.00%, due 11/1/26	1,690,000	1,726,129
Foothills Park & Recreation District
Insured: AG
5.00%, due 12/1/26	1,380,000	1,382,252
Rangeview Library District
Insured: AG
5.00%, due 12/15/27	1,515,000	1,518,756
Regional Transportation District
5.00%, due 6/1/40	1,000,000	1,117,194
Town of Castle Rock
5.25%, due 12/1/42	1,125,000	1,251,061
Town of Frederick, Public Works Facility Project (The)
5.00%, due 12/1/34	525,000	602,233
5.00%, due 12/1/35	500,000	573,875
5.00%, due 12/1/41	1,250,000	1,376,601
		13,833,348
Education 6.1%
Colorado Educational & Cultural Facilities Authority, New Summit Academy, Revenue Bonds
Series A
4.00%, due 7/1/31 (a)	500,000	487,240
Colorado Educational & Cultural Facilities Authority, Roosevelt Charter Academy Project, Revenue Bonds
Series A, Insured: BAM Moral Obligation
5.00%, due 7/1/45	450,000	466,471
	Principal Amount	Value

Education (continued)
Colorado Educational & Cultural Facilities Authority, University of Denver, Revenue Bonds
Insured: NATL-RE
5.25%, due 3/1/26	$ 1,000,000	$ 1,007,489
Colorado School of Mines, Revenue Bonds
Series C
5.00%, due 12/1/38	700,000	786,203
Metropolitan State University of Denver, Student Housing & Event Center Project, Revenue Bonds
Series A, Insured: State Intercept
5.00%, due 12/1/37	1,170,000	1,330,430
Series A, Insured: State Intercept
5.00%, due 12/1/41	1,000,000	1,093,740
University of Colorado, Revenue Bonds
Series C-2
5.00%, due 6/1/42	1,155,000	1,270,767
		6,442,340
General 0.5%
Commonwealth of Puerto Rico
(zero coupon), due 11/1/51	761,723	515,115
General Obligation 19.2%
Adams 12 Five Star Schools, Unlimited General Obligation
Insured: State Aid Withholding
5.25%, due 12/15/44	1,350,000	1,473,171
Adams County School District No. 14, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/34	1,250,000	1,458,618
Insured: State Aid Withholding
5.50%, due 12/1/35	1,230,000	1,470,890
Arapahoe County Water & Wastewater Public Improvement District, Unlimited General Obligation
5.00%, due 12/1/25	1,020,000	1,021,780
Baseline Metropolitan District No. 1, Unlimited General Obligation
Series A, Insured: AG
4.25%, due 12/1/54	1,925,000	1,868,135

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
Boulder Larimer & Weld Counties, St. Vrain Valley School District Re-1J, Unlimited General Obligation
Series C, Insured: State Aid Withholding
5.00%, due 12/15/28	$ 2,000,000	$ 2,052,495
Chicago Board of Education, Dedicated Capital Improvement, Unlimited General Obligation
Series A
7.00%, due 12/1/44	500,000	501,278
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	1,027,429	657,554
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/41	1,000,000	918,775
Denver City & County School District No. 1, Unlimited General Obligation
Insured: State Aid Withholding
3.00%, due 12/1/43	1,350,000	1,105,143
Series C, Insured: State Aid Withholding
5.50%, due 12/1/47	2,000,000	2,223,792
Kinston Metropolitan District No. 5, Limited General Obligation, Senior Lien
Series A
5.00%, due 12/1/35 (a)	810,000	843,332
Mirabelle Metropolitan District No. 2, Limited General Obligation, Senior Lien
Series A, Insured: AG
5.00%, due 12/1/34	300,000	327,868
Southglenn Metropolitan District, Limited General Obligation
5.00%, due 12/1/30	1,500,000	1,501,233
STC Metropolitan District No. 2, Limited General Obligation, Senior Lien
Series A-1, Insured: AG
5.00%, due 12/1/27	1,760,000	1,831,208
Village Metropolitan District (The), Special Revenue and Limited Property Tax, Limited General Obligation
5.00%, due 12/1/40	1,000,000	1,008,488
		20,263,760
	Principal Amount	Value

Hospital 7.7%
Colorado Health Facilities Authority, AdventHealth Obligated Group, Revenue Bonds
Series A
4.00%, due 11/15/43	$ 1,000,000	$ 942,131
Series A
4.00%, due 11/15/46	1,000,000	936,075
Series A
5.00%, due 11/15/60 (b)	2,500,000	2,735,268
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A
5.00%, due 9/1/35	1,000,000	1,145,521
Series A
5.25%, due 11/1/35	1,200,000	1,343,701
Colorado Health Facilities Authority, Sanford Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/28	1,000,000	1,058,846
		8,161,542
Other Revenue 39.0%
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series B
5.00%, due 10/1/35	850,000	885,853
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series C
5.25%, due 1/1/54 (b)	1,000,000	1,072,920
City & County of Denver, Pledged Excise Tax, Revenue Bonds
Series A
4.00%, due 8/1/36	1,000,000	1,046,600
City of Colorado Springs, Utilities System, Revenue Bonds
Series A
5.00%, due 11/15/39	1,000,000	1,143,732
Series A
5.00%, due 11/15/40	1,000,000	1,133,604
City of Fort Collins, Electric Utility Enterprise, Revenue Bonds
5.00%, due 12/1/37	2,240,000	2,528,889

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Colorado Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
Colorado Health Facilities Authority, Bethesda Project, Revenue Bonds
Series A-1
5.00%, due 9/15/48	$ 500,000	$ 462,215
Colorado Health Facilities Authority, Frasier, Revenue Bonds
Series A
5.00%, due 5/15/33	665,000	720,772
Colorado Housing and Finance Authority, Revenue Bonds
Series H, Class I, Insured: GNMA
2.10%, due 11/1/35	1,000,000	846,502
Series H, Class I, Insured: GNMA
2.20%, due 11/1/38	1,355,000	1,077,871
Series B, Class I
2.20%, due 10/1/40	1,000,000	737,051
Series B
3.75%, due 5/1/50	845,000	844,738
Series K, Insured: GNMA
3.875%, due 5/1/50	815,000	816,499
Series C-1
4.45%, due 10/1/44	1,250,000	1,271,903
Series J, Class III, Insured: GNMA / FNMA / FHLMC
6.25%, due 5/1/55	1,000,000	1,125,834
Colorado Housing and Finance Authority, Sustainable Bonds, Revenue Bonds
Series B, Class 1, Insured: GNMA
3.25%, due 5/1/52	815,000	806,324
Denver Urban Renewal Authority, Stapleton Urban Redevelopment Area, Tax Allocation, Senior Lien
Series A-1
5.00%, due 12/1/25	2,600,000	2,603,981
Eagle County Housing & Development Authority, Eagle Villas Project, Revenue Bonds
3.55%, due 12/1/45 (b)	2,000,000	2,010,335
Energy Southeast A Cooperative District, Revenue Bonds
Series B
5.00%, due 9/1/33	500,000	520,005
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	146,178	142,449
	Principal Amount	Value

Other Revenue (continued)
Gunnison County Housing Authority, Whetstone Housing Project, Revenue Bonds
Insured: BAM
5.00%, due 6/1/31	$ 595,000	$ 652,690
Insured: BAM
5.00%, due 6/1/32	625,000	693,281
Insured: BAM
5.00%, due 6/1/33	985,000	1,102,667
Kentucky Public Energy Authority, Revenue Bonds
Series B
5.00%, due 12/1/33	500,000	521,923
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/39	1,280,000	1,310,753
Midcities Metropolitan District No. 2, Revenue Bonds
Insured: AG
5.00%, due 12/1/31	2,365,000	2,608,831
New Hampshire Business Finance Authority, Revenue Bonds
Series 2, Class A-1
4.216%, due 11/20/42 (b)	998,290	982,249
Park Creek Metropolitan District, Revenue Bonds, Senior Lien
Series A, Insured: AG
4.00%, due 12/1/35	1,000,000	1,021,506
Park Creek Metropolitan District, Westerly Creek District Service Area, Tax Allocation, Senior Lien
Insured: AG
5.00%, due 12/1/42	1,000,000	1,061,968
Prairie Center Metropolitan District No. 3, Revenue Bonds
Series A
5.00%, due 12/15/41 (a)	1,000,000	1,002,315
Public Authority for Colorado Energy, Revenue Bonds
6.50%, due 11/15/38	3,000,000	3,663,733
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.329%, due 7/1/40	1,001,000	971,814
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series B
5.25%, due 3/1/55 (b)	$ 1,000,000	$ 1,077,681
Territory of Guam, Revenue Bonds
Series G
5.00%, due 1/1/32	1,500,000	1,642,113
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds
Series A
5.50%, due 1/1/54 (b)	1,000,000	1,072,382
		41,183,983
Transportation 9.0%
City & County of Denver, Airport System, Revenue Bonds (c)
Series A
4.25%, due 11/15/31	2,800,000	2,801,488
Series D
5.75%, due 11/15/40	1,250,000	1,393,813
Colorado Bridge & Tunnel Enterprise, Revenue Bonds
Series A, Insured: AG
5.00%, due 12/1/37	1,050,000	1,197,321
Series A, Insured: AG
5.25%, due 12/1/39	1,000,000	1,141,693
E-470 Public Highway Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 9/1/40	1,485,000	1,650,835
Eagle County Airport Terminal Corp., Airport Terminal Project, Revenue Bonds
Series B
5.00%, due 5/1/41 (c)	1,240,000	1,244,566
		9,429,716
Water & Sewer 1.6%
Central Weld County Water District, Revenue Bonds
Insured: BAM
5.00%, due 12/1/33	565,000	649,896
Insured: BAM
5.00%, due 12/1/45	1,000,000	1,051,105
		1,701,001
Total Long-Term Municipal Bonds (Cost $98,776,837)		101,530,805
	Principal Amount	Value
Short-Term Municipal Notes 1.1%
Hospital 1.1%
Colorado Health Facilities Authority, Children's Hospital, Revenue Bonds
Series A
3.90%, due 12/1/52 (d)	$ 210,000	$ 210,000
Colorado Health Facilities Authority, Intermountain Healthcare, Inc., Revenue Bonds
Series E
3.80%, due 5/15/62 (d)	900,000	900,000
		1,110,000
Total Short-Term Municipal Notes (Cost $1,110,000)		1,110,000
Total Municipal Bonds (Cost $99,886,837)		102,640,805

	Shares
Short-Term Investment 2.1%
Unaffiliated Investment Company 2.1%
Dreyfus Government Cash Management - Institutional Shares, 3.94% (e)	2,239,552	2,239,552
Total Short-Term Investment (Cost $2,239,552)		2,239,552
Total Investments (Cost $102,126,389)	99.4%	104,880,357
Other Assets, Less Liabilities	0.6	642,721
Net Assets	100.0%	$ 105,523,078

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of October 31, 2025.
(c)	Interest on these securities is subject to alternative minimum tax.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Colorado Muni Fund

(d)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(e)	Current yield as of October 31, 2025.
Futures Contracts
As of October 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(20)	December 2025	$ (2,277,484)	$ (2,309,687)	$ (32,203)
U.S. Treasury Long Bonds	(15)	December 2025	(1,715,005)	(1,759,688)	(44,683)
Net Unrealized Depreciation					$ (76,886)

1.	As of October 31, 2025, cash in the amount of $106,500 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of October 31, 2025.
Abbreviation(s):
AG—Assured Guaranty Ltd.
BAM—Build America Mutual Assurance Co.
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
NATL-RE—National Public Finance Guarantee Corp.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments October 31, 2025†^ (continued)
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 101,530,805	$ —	$ 101,530,805
Short-Term Municipal Notes	—	1,110,000	—	1,110,000
Total Municipal Bonds	—	102,640,805	—	102,640,805
Short-Term Investment
Unaffiliated Investment Company	2,239,552	—	—	2,239,552
Total Investments in Securities	$ 2,239,552	$ 102,640,805	$ —	$ 104,880,357
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (76,886)	$ —	$ —	$ (76,886)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Colorado Muni Fund

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in securities, at value (identified cost $102,126,389)	$104,880,357
Cash collateral on deposit at broker for futures contracts	106,500
Receivables:
Interest	1,605,149
Fund shares sold	81,949
Variation margin on futures contracts	5,469
Other assets	98
Total assets	106,679,522
Liabilities
Payables:
Investment securities purchased	945,780
Fund shares redeemed	101,465
Manager (See Note 3)	39,229
Professional fees	9,235
Transfer agent (See Note 3)	7,672
NYLIFE Distributors (See Note 3)	5,537
Custodian	5,308
Shareholder communication	3,409
Trustees	156
Accrued expenses	117
Distributions payable	38,536
Total liabilities	1,156,444
Net assets	$105,523,078
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$10,833
Additional paid-in-capital	116,450,243
116,461,076
Total distributable earnings (loss)	(10,937,998)
Net assets	$105,523,078
Class A
Net assets applicable to outstanding shares	$1,454,052
Shares of beneficial interest outstanding	149,329
Net asset value per share outstanding	$9.74
Maximum sales charge (3.00% of offering price)	0.30
Maximum offering price per share outstanding	$10.04
Class C
Net assets applicable to outstanding shares	$779,846
Shares of beneficial interest outstanding	80,337
Net asset value and offering price per share outstanding	$9.71
Class I
Net assets applicable to outstanding shares	$25,954,182
Shares of beneficial interest outstanding	2,660,059
Net asset value and offering price per share outstanding	$9.76
Class Z
Net assets applicable to outstanding shares	$77,334,998
Shares of beneficial interest outstanding	7,943,754
Net asset value per share outstanding	$9.74
Maximum sales charge (3.00% of offering price)	0.30
Maximum offering price per share outstanding	$10.04

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Interest	$4,318,501
Expenses
Manager (See Note 3)	493,526
Distribution/Service—Class A (See Note 3)	547
Distribution/Service—Class C (See Note 3)	4,571
Distribution/Service—Class Z (See Note 3)	61,024
Transfer agent (See Note 3)	46,272
Professional fees	42,399
Registration	20,998
Custodian	20,552
Shareholder communication	7,866
Trustees	2,009
Miscellaneous	834
Total expenses before waiver/reimbursement	700,598
Expense waiver/reimbursement from Manager (See Note 3)	(9,058)
Net expenses	691,540
Net investment income (loss)	3,626,961
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(2,861,385)
Futures transactions	244,381
Net realized gain (loss)	(2,617,004)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	2,958,833
Futures contracts	(233,669)
Net change in unrealized appreciation (depreciation)	2,725,164
Net realized and unrealized gain (loss)	108,160
Net increase (decrease) in net assets resulting from operations	$3,735,121
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Colorado Muni Fund

Statements of Changes in Net Assets
for the year ended October 31, 2025, the period April 1, 2024 through October 31, 2024 and the year ended March 31, 2024
	Year ended October 31, 2025	Period April 1, 2024 through October 31, 2024(a)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$3,626,961	$1,980,368	$3,543,867
Net realized gain (loss)	(2,617,004)	(421,976)	(2,772,478)
Net change in unrealized appreciation (depreciation)	2,725,164	(637,846)	1,125,068
Net increase (decrease) in net assets resulting from operations	3,735,121	920,546	1,896,457
Distributions to shareholders:
Class A	(6,859)	(254)	—
Class C	(26,584)	(15,440)	(24,562)
Class I	(932,619)	(476,968)	(817,700)
Class Z	(2,722,036)	(1,629,616)	(2,697,336)
Total distributions to shareholders	(3,688,098)	(2,122,278)	(3,539,598)
Capital share transactions:
Net proceeds from sales of shares	9,072,928	6,352,433	9,398,224
Net asset value of shares issued to shareholders in reinvestment of distributions	3,162,906	1,833,953	3,017,176
Cost of shares redeemed	(25,282,879)	(24,532,566)	(51,721,216)
Increase (decrease) in net assets derived from capital share transactions	(13,047,045)	(16,346,180)	(39,305,816)
Net increase (decrease) in net assets	(13,000,022)	(17,547,912)	(40,948,957)
Net Assets
Beginning of period	118,523,100	136,071,012	177,019,969
End of period	$105,523,078	$118,523,100	$136,071,012

(a)	The Fund changed its fiscal year end from March 31 to October 31.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Year Ended October 31,	July 22, 2024^ through October 31,
Class A	2025	2024
Net asset value at beginning of period	$9.72	$9.77
Net investment income (loss) (a)	0.30	0.08
Net realized and unrealized gain (loss)	0.03	(0.04)
Total from investment operations	0.33	0.04
Less distributions:
From net investment income	(0.31)	(0.09)
Net asset value at end of period	$9.74	$9.72
Total investment return (b)	3.44%	0.39%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.14%	2.81%††
Net expenses (c)	0.80%	0.80%††
Expenses (before waiver/reimbursement) (c)	0.82%	1.02%††
Portfolio turnover rate	105%(d)	33%
Net assets at end of period (in 000’s)	$1,454	$35

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

	Year Ended October 31,	April 1, 2024 through October 31,	Year Ended March 31,
Class C	2025	2024#(a)	2024	2023	2022	2021
Net asset value at beginning of period	$9.69	$9.78	$9.85	$9.97	$10.62	$10.54
Net investment income (loss) (b)	0.27	0.11	0.13	0.09	0.06	0.08
Net realized and unrealized gain (loss)	0.03	(0.07)	(0.06)	(0.12)	(0.65)	0.08
Total from investment operations	0.30	0.04	0.07	(0.03)	(0.59)	0.16
Less distributions:
From net investment income	(0.28)	(0.13)	(0.14)	(0.09)	(0.06)	(0.08)
Net asset value at end of period	$9.71	$9.69	$9.78	$9.85	$9.97	$10.62
Total investment return	3.16%(c)	0.36%(c)	0.68%	(0.30)%	(5.58)%	1.51%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.85%	1.96%††	1.36%	0.89%	0.58%	0.75%
Net expenses	1.10%(d)	1.54%††(d)	1.72%	1.67%	1.63%	1.64%
Expenses (before waiver/reimbursement)	1.34%(d)	1.66%††(d)	1.74%	1.69%	1.65%	1.66%
Portfolio turnover rate	105%(e)	33%	31%	12%	14%	7%
Net assets at end of period (in 000's)	$780	$1,064	$1,388	$2,464	$4,466	$6,678

#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Colorado Muni Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,	April 1, 2024 through October 31,	Year Ended March 31,
Class I	2025	2024#(a)	2024	2023	2022	2021
Net asset value at beginning of period	$9.74	$9.83	$9.90	$10.01	$10.66	$10.58
Net investment income (loss) (b)	0.33	0.16	0.23	0.19	0.17	0.19
Net realized and unrealized gain (loss)	0.02	(0.07)	(0.07)	(0.11)	(0.65)	0.08
Total from investment operations	0.35	0.09	0.16	0.08	(0.48)	0.27
Less distributions:
From net investment income	(0.33)	(0.18)	(0.23)	(0.19)	(0.17)	(0.19)
Net asset value at end of period	$9.76	$9.74	$9.83	$9.90	$10.01	$10.66
Total investment return	3.70%(c)	0.82%(c)	1.70%	0.82%	(4.60)%	2.53%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.38%	2.76%††	2.37%	1.89%	1.58%	1.74%
Net expenses	0.55%(d)	0.73%††(d)	0.72%	0.67%	0.63%	0.64%
Expenses (before waiver/reimbursement)	0.58%(d)	0.84%††(d)	0.74%	0.69%	0.65%	0.66%
Portfolio turnover rate	105%(e)	33%	31%	12%	14%	7%
Net assets at end of period (in 000's)	$25,954	$26,976	$29,186	$43,108	$77,121	$95,904

#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Financial Highlights selected per share data and ratios
	Year Ended October 31,	April 1, 2024 through October 31,	Year Ended March 31,
Class Z	2025	2024#(a)	2024	2023	2022	2021
Net asset value at beginning of period	$9.72	$9.81	$9.87	$9.99	$10.64	$10.56
Net investment income (loss) (b)	0.32	0.15	0.23	0.18	0.16	0.18
Net realized and unrealized gain (loss)	0.02	(0.07)	(0.06)	(0.12)	(0.65)	0.08
Total from investment operations	0.34	0.08	0.17	0.06	(0.49)	0.26
Less distributions:
From net investment income	(0.32)	(0.17)	(0.23)	(0.18)	(0.16)	(0.18)
Net asset value at end of period	$9.74	$9.72	$9.81	$9.87	$9.99	$10.64
Total investment return	3.61%(c)	0.74%(c)	1.74%	0.65%	(4.67)%	2.48%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.29%	2.63%††	2.33%	1.85%	1.52%	1.69%
Net expenses	0.65%(d)	0.87%††(d)	0.78%	0.72%	0.69%	0.69%
Expenses (before waiver/reimbursement)	0.65%(d)	0.91%††(d)	0.80%	0.74%	0.71%	0.71%
Portfolio turnover rate	105%(e)	33%	31%	12%	14%	7%
Net assets at end of period (in 000's)	$77,335	$90,448	$105,497	$131,448	$153,537	$179,091

#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The portfolio turnover rate includes variable rate demand notes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay Colorado Muni Fund

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay Colorado Muni Fund (the "Fund"), a “non-diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The Fund is successor to the Aquila Tax-Free Fund of Colorado (the “Predecessor Fund"), which was a series of a different registered investment company for which Aquila Investment Management LLC ("Aquila"), served as the investment advisor. The financial statements of the Fund reflect the historical results of corresponding shares of the Predecessor Fund through its reorganization effective as of the close of business on July 19, 2024. Upon completion of the reorganization, the Class Z, Class C and Class I shares of the Fund assumed the performance, financial and other information of the Class A, Class C and Class Y shares, respectively, of the Predecessor Fund. All information provided for periods prior to the close of business on July 19, 2024, refers to the Predecessor Fund.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	July 22, 2024
Class C	April 30, 1996
Class I	April 30, 1996
Class Z	May 21, 1987
Class A shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C shares convert to Class A shares at the end of the calendar quarter eight years after the date they were purchased. Class Z shares are generally only available to existing holders of Class Z shares of the Fund. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Class Z shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income exempt from federal and Colorado income taxes.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions;

15

Notes to Financial Statements (continued)
providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or

16	NYLI MacKay Colorado Muni Fund

otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and pays distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a
17

Notes to Financial Statements (continued)
portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse in an adverse economic environment. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
The Fund maintains exposures to the Commonwealth of Puerto Rico ("Puerto Rico") as of October 31, 2025, that represent 3.04% of the Fund’s net assets, of which none are insured. Certain issuers in which the Fund may invest have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to service debt.
Despite significant challenges from the Covid pandemic and 2017 Irma and Maria hurricanes, Federal Covid and Hurricane Disaster relief funding have aided Puerto Rico's economy. However, there is no guarantee that Puerto Rico will be able to continue to utilize remaining federal disaster recovery funding given labor and project management challenges. Puerto Rico also faces longer term declining demographic trends, which could impair the ability for the territory to service its municipal debt obligations.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the

18	NYLI MacKay Colorado Muni Fund

normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(J) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage its exposure to the securities markets or to movements in interest rates and currency values.
Fair value of derivative instruments as of October 31, 2025:
Liability Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(76,886)
Total Fair Value	$(76,886)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2025:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk
Futures Transactions	$244,381
Total Net Realized Gain (Loss)	$244,381

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk
Futures Contracts	$(233,669)
Total Net Change in Unrealized Appreciation (Depreciation)	$(233,669)

Average Notional Amount	Total
Futures Contracts Short	$(6,118,066)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.45% of the Fund's average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 0.80%, Class C, 1.10%, Class I, 0.55% and Class Z, 0.785%. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2025, New York Life Investments earned fees from the Fund in the amount of $493,526 and waived fees and/or reimbursed certain class specific expenses in the amount of $9,058 and paid the Subadvisor fees in the amount of $242,240.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
19

Notes to Financial Statements (continued)
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A Plan, the Distributor receives a monthly fee from the Class A shares at an annual rate of 0.25% of the average daily net assets of the Class A shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 0.50%. Pursuant to the Class Z Plan, the Distributor receives a monthly fee from the Class Z shares at an annual rate of 0.075% of the average daily net assets of the Class Z shares for distribution and/or service activities as designated by the Distributor. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges. The Fund was also advised that the Distributor retained CDSCs on redemptions of Class C shares during the year ended October 31, 2025, of $14.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$85	$—
Class C	2,760	—
Class I	10,895	—
Class Z	32,532	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class A	$25,880	1.8%
Note 4-Federal Income Tax
As of October 31, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$102,082,652	$2,871,813	$(74,109)	$2,797,704
As of October 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Undistributed Tax Exempt Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$—	$93,456	$(13,531,838)	$(297,320)	$2,797,704	$(10,937,998)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to mark to market of futures contracts. The other temporary difference are primarily due to dividends payable.
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $13,531,838, as shown in the table below, were available to the extent provided by the regulations to offset future realized

20	NYLI MacKay Colorado Muni Fund

gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$5,700	$7,832
During the year ended October 31, 2025 and the period April 1, 2024 through October 31, 2024 and the year ended March 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024(a)	2024
Distributions paid from:
Ordinary Income	$114,633	$6,880	$190,018
Exempt Interest Dividends	3,573,465	2,115,398	3,349,580
Total	$3,688,098	$2,122,278	$3,539,598

(a)	The Fund changed its fiscal year end from March 31 to October 31.
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. During the year ended October 31, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2025, purchases and sales of securities, other than short-term securities, were $111,965 and $119,684, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the year ended October 31, 2025, period April 1, 2024 through October 31, 2024, and year ended March 31, 2024, were as follows:
Class A	Shares	Amount
Year ended October 31, 2025:
Shares sold	155,486	$1,501,411
Shares issued to shareholders in reinvestment of distributions	676	6,533
Shares redeemed	(10,424)	(100,793)
Net increase (decrease)	145,738	$1,407,151
Period ended October 31, 2024:(a)
Shares sold	3,564	$34,920
Shares issued to shareholders in reinvestment of distributions	26	253
Net increase (decrease) in shares outstanding before conversion	3,590	35,173
Shares converted into Class A (See Note 1)	1	12
Net increase (decrease)	3,591	$35,185

21

Notes to Financial Statements (continued)
Class C	Shares	Amount
Year ended October 31, 2025:
Shares sold	7,875	$75,800
Shares issued to shareholders in reinvestment of distributions	2,768	26,549
Shares redeemed	(40,124)	(385,007)
Net increase (decrease)	(29,481)	$(282,658)
Period ended October 31, 2024:(b)
Shares sold	420	$4,079
Shares issued to shareholders in reinvestment of distributions	1,527	14,849
Shares redeemed	(34,041)	(331,318)
Net increase (decrease) in shares outstanding before conversion	(32,094)	(312,390)
Shares converted from Class C (See Note 1)	(1)	(12)
Net increase (decrease)	(32,095)	$(312,402)
Year ended March 31, 2024:
Shares sold	9,864	$96,619
Shares issued to shareholders in reinvestment of distributions	2,454	23,809
Shares redeemed	(120,669)	(1,170,650)
Net increase (decrease)	(108,351)	$(1,050,222)

Class I	Shares	Amount
Year ended October 31, 2025:
Shares sold	744,311	$7,161,463
Shares issued to shareholders in reinvestment of distributions	79,544	766,200
Shares redeemed	(1,012,689)	(9,721,843)
Net increase (decrease) in shares outstanding before conversion	(188,834)	(1,794,180)
Shares converted into Class I (See Note 1)	78,900	760,511
Net increase (decrease)	(109,934)	$(1,033,669)
Period ended October 31, 2024:(b)(c)
Shares sold	559,114	$5,481,118
Shares issued to shareholders in reinvestment of distributions	42,233	412,584
Shares redeemed	(799,840)	(7,823,683)
Net increase (decrease)	(198,493)	$(1,929,981)
Year ended March 31, 2024:
Shares sold	653,211	$6,390,172
Shares issued to shareholders in reinvestment of distributions	70,674	689,422
Shares redeemed	(2,111,536)	(20,564,049)
Net increase (decrease)	(1,387,651)	$(13,484,455)

Class Z	Shares	Amount
Year ended October 31, 2025:
Shares sold	34,552	$334,254
Shares issued to shareholders in reinvestment of distributions	245,820	2,363,624
Shares redeemed	(1,565,746)	(15,075,236)
Net increase (decrease) in shares outstanding before conversion	(1,285,374)	(12,377,358)
Shares converted from Class Z (See Note 1)	(79,064)	(760,511)
Net increase (decrease)	(1,364,438)	$(13,137,869)
Period ended October 31, 2024:(b)(d)
Shares sold	85,383	$832,316
Shares issued to shareholders in reinvestment of distributions	144,276	1,406,267
Shares redeemed	(1,676,055)	(16,377,565)
Net increase (decrease)	(1,446,396)	$(14,138,982)
Year ended March 31, 2024:
Shares sold	298,605	$2,911,433
Shares issued to shareholders in reinvestment of distributions	236,757	2,303,945
Shares redeemed	(3,093,283)	(29,986,517)
Net increase (decrease)	(2,557,921)	$(24,771,139)

(a)	The inception date of the class was July 22, 2024.
(b)	The Fund changed its fiscal year end from March 31 to October 31.
(c)	Class Y shares of the Predecessor Fund converted to Class I shares of the Fund effective at the close of business on July 19, 2024.
(d)	Class A shares of the Predecessor Fund converted to Class Z shares of the Fund effective at the close of business on July 19, 2024.
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.

22	NYLI MacKay Colorado Muni Fund

Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
23

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI MacKay Colorado Muni Fund (the Fund), one of the funds constituting New York Life Investments Funds Trust, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for the year then ended and the period April 1, 2024 through October 31, 2024, and the related notes (collectively, the financial statements) and the financial highlights for the year then ended and the period ended October 31, 2024. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, changes in its net assets for the year then ended and the period April 1, 2024 through October 31, 2024, and the financial highlights for the year then ended and period ended October 31, 2024, in conformity with U.S. generally accepted accounting principles.
The statement of changes in net assets for the year ended March 31, 2024, and the financial highlights for each of the years in the four-year period ended March 31, 2024 were audited by another independent registered public accountant whose report, dated May 30, 2024, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 19, 2025
24	NYLI MacKay Colorado Muni Fund

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For Federal individual income tax purposes, the Fund designated 96.9% of the ordinary income dividends paid during its fiscal year ended October 31, 2025 as attributable to interest income from Tax Exempt Municipal Bonds. Such dividends are currently exempt from Federal income taxes under Section 103(a) of the Internal Revenue Code.
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2025.
25

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

See Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

See Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Since the Registrant’s last response to this Item, there have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the 1940 Act) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certification of principal executive officer and principal financial officer as required by Rule 30a-2 under the 1940 Act.

(b) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW YORK LIFE INVESTMENTS FUNDS TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	January 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	January 9, 2026

By:	/s/ Jack Benintende
Jack R. Benintende
Treasurer and Principal Financial and Accounting Officer

Date:	January 9, 2026